UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B

	Shares or Principal Amount	Value
COMMON STOCKS - 98.2%
Consumer discretionary - 12.8%
Auto components - 0.4%
BorgWarner, Inc.	43,459	$1,807,460
Delphi Automotive PLC	54,616	4,153,001
Johnson Controls, Inc.	125,758	5,201,351
The Goodyear Tire & Rubber Company	51,813	1,519,675
		12,681,487
Automobiles - 0.6%
Ford Motor Company	750,559	10,185,086
General Motors Company	277,727	8,337,365
Harley-Davidson, Inc.	39,250	2,154,825
		20,677,276
Distributors - 0.1%
Genuine Parts Company	29,241	2,423,786
Diversified consumer services - 0.1%
H&R Block, Inc.	52,854	1,913,315
Hotels, restaurants and leisure - 1.8%
Carnival Corp.	89,183	4,432,395
Chipotle Mexican Grill, Inc. (I)	5,963	4,294,851
Darden Restaurants, Inc.	22,095	1,514,391
Marriott International, Inc., Class A	38,351	2,615,538
McDonald’s Corp.	181,315	17,864,967
Royal Caribbean Cruises, Ltd.	33,067	2,945,939
Starbucks Corp.	285,891	16,250,044
Starwood Hotels & Resorts Worldwide, Inc.	32,797	2,180,345
Wyndham Worldwide Corp.	23,140	1,663,766
Wynn Resorts, Ltd.	15,657	831,700
Yum! Brands, Inc.	83,057	6,640,407
		61,234,343
Household durables - 0.4%
D.R. Horton, Inc.	61,979	1,819,703
Garmin, Ltd.	23,061	827,429
Harman International Industries, Inc.	13,658	1,311,031
Leggett & Platt, Inc.	26,360	1,087,350
Lennar Corp., Class A	33,017	1,589,108
Mohawk Industries, Inc. (I)	12,329	2,241,289
Newell Rubbermaid, Inc.	51,751	2,055,032
PulteGroup, Inc.	62,909	1,187,093
Whirlpool Corp.	15,109	2,224,951
		14,342,986
Internet and catalog retail - 1.9%
Amazon.com, Inc. (I)	73,853	37,804,612
Expedia, Inc.	19,152	2,253,807
Netflix, Inc. (I)	82,163	8,484,151
The Priceline Group, Inc. (I)	9,763	12,075,464
TripAdvisor, Inc. (I)	21,500	1,354,930
		61,972,964
Leisure products - 0.1%
Hasbro, Inc.	21,486	1,550,000
Mattel, Inc.	64,975	1,368,374
		2,918,374
Media - 3.1%
Cablevision Systems Corp., Class A	42,019	1,364,357
CBS Corp., Class B	85,401	3,407,500
Comcast Corp., Class A	406,997	23,149,989
Comcast Corp., Special Class A	71,093	4,069,363
Discovery Communications, Inc., Series A (I)(L)	28,262	735,660
Discovery Communications, Inc., Series C (I)	50,315	1,222,151

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	73,458	$927,040
News Corp., Class B	21,325	273,387
Omnicom Group, Inc.	46,897	3,090,512
Scripps Networks Interactive, Inc., Class A	18,121	891,372
TEGNA, Inc.	43,794	980,548
The Interpublic Group of Companies, Inc.	79,248	1,516,014
The Walt Disney Company	299,000	30,557,800
Time Warner Cable, Inc.	54,654	9,803,288
Time Warner, Inc.	157,044	10,796,775
Twenty-First Century Fox, Inc., Class A	235,211	6,345,993
Twenty-First Century Fox, Inc., Class B	82,849	2,242,722
Viacom, Inc., Class B	66,877	2,885,743
		104,260,214
Multiline retail - 0.7%
Dollar General Corp.	57,004	4,129,370
Dollar Tree, Inc. (I)	45,283	3,018,565
Kohl’s Corp.	37,927	1,756,399
Macy’s, Inc.	63,408	3,254,099
Nordstrom, Inc.	27,046	1,939,469
Target Corp.	121,087	9,524,703
		23,622,605
Specialty retail - 2.6%
Advance Auto Parts, Inc.	14,227	2,696,443
AutoNation, Inc. (I)	14,661	852,977
AutoZone, Inc. (I)	5,954	4,309,684
Bed Bath & Beyond, Inc. (I)	32,894	1,875,616
Best Buy Company, Inc.	59,175	2,196,576
CarMax, Inc. (I)	40,191	2,384,130
GameStop Corp., Class A (L)	20,366	839,283
L Brands, Inc.	49,520	4,463,238
Lowe’s Companies, Inc.	178,194	12,281,130
O’Reilly Automotive, Inc. (I)	19,128	4,782,000
Ross Stores, Inc.	79,443	3,850,602
Signet Jewelers, Ltd.	15,357	2,090,548
Staples, Inc.	123,030	1,443,142
The Gap, Inc.	45,717	1,302,935
The Home Depot, Inc.	247,254	28,555,364
The TJX Companies, Inc.	129,728	9,265,174
Tiffany & Company	21,580	1,666,408
Tractor Supply Company	26,200	2,209,184
Urban Outfitters, Inc. (I)	19,043	559,483
		87,623,917
Textiles, apparel and luxury goods - 1.0%
Coach, Inc.	53,031	1,534,187
Fossil Group, Inc. (I)	8,250	461,010
Hanesbrands, Inc.	77,162	2,233,068
Michael Kors Holdings, Ltd. (I)	37,798	1,596,588
NIKE, Inc., Class B	130,553	16,054,102
PVH Corp.	15,882	1,619,011
Ralph Lauren Corp.	11,639	1,375,264
Under Armour, Inc., Class A (I)	34,735	3,361,653
VF Corp.	65,306	4,454,522
		32,689,405
		426,360,672
Consumer staples - 9.8%
Beverages - 2.2%
Brown-Forman Corp., Class B	20,394	1,976,179
Coca-Cola Enterprises, Inc.	40,813	1,973,309
Constellation Brands, Inc., Class A	33,141	4,149,585
Dr. Pepper Snapple Group, Inc.	36,824	2,910,937

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Molson Coors Brewing Company, Class B	30,647	$2,544,314
Monster Beverage Corp. (I)	29,295	3,958,926
PepsiCo, Inc.	282,623	26,651,349
The Coca-Cola Company	753,564	30,232,988
		74,397,587
Food and staples retailing - 2.4%
Costco Wholesale Corp.	84,416	12,204,021
CVS Health Corp.	214,636	20,708,081
Sysco Corp.	106,495	4,150,110
The Kroger Company	186,515	6,727,596
Wal-Mart Stores, Inc.	304,171	19,722,448
Walgreens Boots Alliance, Inc.	168,369	13,991,464
Whole Foods Market, Inc.	68,809	2,177,805
		79,681,525
Food products - 1.7%
Archer-Daniels-Midland Company	117,149	4,855,826
Campbell Soup Company	34,368	1,741,770
ConAgra Foods, Inc.	83,618	3,387,365
General Mills, Inc.	115,679	6,493,062
Hormel Foods Corp.	26,027	1,647,769
Kellogg Company	49,108	3,268,137
Keurig Green Mountain, Inc. (I)	23,363	1,218,147
McCormick & Company, Inc.	22,323	1,834,504
Mead Johnson Nutrition Company	38,905	2,738,912
Mondelez International, Inc., Class A	310,194	12,987,823
The Hershey Company	28,187	2,589,822
The J.M. Smucker Company	19,816	2,260,807
The Kraft Heinz Company	114,656	8,092,420
Tyson Foods, Inc., Class A	58,645	2,527,600
		55,643,964
Household products - 1.8%
Colgate-Palmolive Company	173,284	10,996,603
Kimberly-Clark Corp.	69,931	7,625,276
The Clorox Company	24,597	2,841,691
The Procter & Gamble Company	522,109	37,560,521
		59,024,091
Personal products - 0.1%
The Estee Lauder Companies, Inc., Class A	43,735	3,528,540
Tobacco - 1.6%
Altria Group, Inc.	377,730	20,548,512
Philip Morris International, Inc.	298,391	23,671,358
Reynolds American, Inc.	159,640	7,067,263
		51,287,133
		323,562,840
Energy - 6.8%
Energy equipment and services - 1.1%
Baker Hughes, Inc.	83,404	4,340,344
Cameron International Corp. (I)	37,074	2,273,378
Diamond Offshore Drilling, Inc. (L)	13,410	231,993
Ensco PLC, Class A	44,693	629,277
FMC Technologies, Inc. (I)	44,724	1,386,444
Halliburton Company	165,088	5,835,861
Helmerich & Payne, Inc. (L)	20,895	987,498
National Oilwell Varco, Inc.	74,372	2,800,106
Schlumberger, Ltd.	243,821	16,816,334
Transocean, Ltd. (L)	64,875	838,185
		36,139,420

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels - 5.7%
Anadarko Petroleum Corp.	97,565	$5,891,950
Apache Corp.	72,429	2,836,320
Cabot Oil & Gas Corp.	79,434	1,736,427
Chesapeake Energy Corp. (L)	100,035	733,257
Chevron Corp.	362,760	28,614,509
Cimarex Energy Company	17,985	1,843,103
Columbia Pipeline Group, Inc.	60,992	1,115,544
ConocoPhillips	236,817	11,357,743
CONSOL Energy, Inc. (L)	43,510	426,398
Devon Energy Corp.	74,222	2,752,894
EOG Resources, Inc.	105,437	7,675,814
EQT Corp.	29,255	1,894,846
Exxon Mobil Corp.	803,126	59,712,418
Hess Corp.	46,911	2,348,365
Kinder Morgan, Inc.	346,388	9,588,020
Marathon Oil Corp.	129,621	1,996,163
Marathon Petroleum Corp.	102,911	4,767,867
Murphy Oil Corp.	32,284	781,273
Newfield Exploration Company (I)	31,263	1,028,553
Noble Energy, Inc.	82,478	2,489,186
Occidental Petroleum Corp.	147,539	9,759,705
ONEOK, Inc.	40,102	1,291,284
Phillips 66	92,311	7,093,177
Pioneer Natural Resources Company	28,676	3,488,149
Range Resources Corp.	31,979	1,027,165
Southwestern Energy Company (I)	74,318	943,095
Spectra Energy Corp.	128,949	3,387,490
Tesoro Corp.	23,471	2,282,320
The Williams Companies, Inc.	131,566	4,848,207
Valero Energy Corp.	95,821	5,758,842
		189,470,084
		225,609,504
Financials - 16.2%
Banks - 5.9%
Bank of America Corp.	2,017,301	31,429,550
BB&T Corp.	150,086	5,343,062
Citigroup, Inc.	579,444	28,746,217
Comerica, Inc.	34,050	1,399,455
Fifth Third Bancorp	155,345	2,937,574
Huntington Bancshares, Inc.	154,852	1,641,431
JPMorgan Chase & Co.	711,768	43,396,495
KeyCorp	164,080	2,134,681
M&T Bank Corp.	25,494	3,108,993
People’s United Financial, Inc.	60,283	948,252
Regions Financial Corp.	257,199	2,317,363
SunTrust Banks, Inc.	99,257	3,795,588
The PNC Financial Services Group, Inc.	98,698	8,803,862
U.S. Bancorp	318,569	13,064,515
Wells Fargo & Company	900,047	46,217,413
Zions Bancorporation	39,518	1,088,326
		196,372,777
Capital markets - 2.1%
Affiliated Managers Group, Inc. (I)	10,507	1,796,592
Ameriprise Financial, Inc.	34,199	3,732,137
BlackRock, Inc.	24,654	7,333,825
E*TRADE Financial Corp. (I)	55,772	1,468,477
Franklin Resources, Inc.	74,897	2,790,662
Invesco, Ltd.	82,713	2,583,127
Legg Mason, Inc.	21,315	886,917
Morgan Stanley	293,200	9,235,800
Northern Trust Corp.	42,073	2,867,696

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
State Street Corp.	78,124	$5,250,714
T. Rowe Price Group, Inc.	49,352	3,429,964
The Bank of New York Mellon Corp.	213,075	8,341,886
The Charles Schwab Corp.	230,688	6,588,449
The Goldman Sachs Group, Inc.	77,544	13,474,045
		69,780,291
Consumer finance - 0.7%
American Express Company	163,856	12,146,645
Capital One Financial Corp.	104,045	7,545,343
Discover Financial Services	83,726	4,352,915
Navient Corp.	74,001	831,771
		24,876,674
Diversified financial services - 2.1%
Berkshire Hathaway, Inc., Class B (I)	360,644	47,027,978
CME Group, Inc.	65,100	6,037,374
Intercontinental Exchange, Inc.	21,172	4,975,208
Leucadia National Corp.	64,963	1,316,150
McGraw Hill Financial, Inc.	52,561	4,546,527
Moody’s Corp.	33,509	3,290,584
NASDAQ, Inc.	22,916	1,222,110
		68,415,931
Insurance - 2.7%
ACE, Ltd.	62,025	6,413,385
Aflac, Inc.	83,236	4,838,509
American International Group, Inc.	249,116	14,154,771
Aon PLC	54,109	4,794,598
Assurant, Inc.	12,911	1,020,098
Cincinnati Financial Corp.	28,407	1,528,297
Genworth Financial, Inc., Class A (I)	96,435	445,530
Lincoln National Corp.	48,824	2,317,187
Loews Corp.	54,994	1,987,483
Marsh & McLennan Companies, Inc.	102,119	5,332,654
MetLife, Inc.	214,219	10,100,426
Principal Financial Group, Inc.	52,602	2,490,179
Prudential Financial, Inc.	86,994	6,629,813
The Allstate Corp.	77,038	4,486,693
The Chubb Corp.	43,552	5,341,653
The Hartford Financial Services Group, Inc.	80,550	3,687,579
The Progressive Corp.	113,004	3,462,443
The Travelers Companies, Inc.	59,858	5,957,667
Torchmark Corp.	22,403	1,263,529
Unum Group	48,357	1,551,293
XL Group PLC	58,851	2,137,468
		89,941,255
Real estate investment trusts - 2.6%
American Tower Corp.	81,265	7,149,695
Apartment Investment & Management Company, Class A	30,209	1,118,337
AvalonBay Communities, Inc.	25,776	4,506,160
Boston Properties, Inc.	29,448	3,486,643
Crown Castle International Corp.	63,955	5,044,131
Equinix, Inc.	10,933	2,989,082
Equity Residential	69,906	5,251,339
Essex Property Trust, Inc.	12,850	2,870,947
General Growth Properties, Inc.	112,581	2,923,729
HCP, Inc.	88,606	3,300,574
Host Hotels & Resorts, Inc.	145,459	2,299,707
Iron Mountain, Inc.	36,229	1,123,824
Kimco Realty Corp.	79,151	1,933,659
Plum Creek Timber Company, Inc.	34,012	1,343,814
Prologis, Inc.	100,632	3,914,585

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Public Storage	28,260	$5,980,664
Realty Income Corp.	46,068	2,183,163
Simon Property Group, Inc.	59,788	10,984,251
SL Green Realty Corp.	19,104	2,066,289
The Macerich Company	25,924	1,991,482
Ventas, Inc.	63,531	3,561,548
Vornado Realty Trust	34,345	3,105,475
Welltower, Inc.	67,410	4,565,005
Weyerhaeuser Company	99,665	2,724,841
		86,418,944
Real estate management and development - 0.1%
CBRE Group, Inc., Class A (I)	55,816	1,786,112
Thrifts and mortgage finance - 0.0%
Hudson City Bancorp, Inc.	92,953	945,332
		538,537,316
Health care - 14.4%
Biotechnology - 3.5%
AbbVie, Inc.	318,773	17,344,439
Alexion Pharmaceuticals, Inc. (I)	43,517	6,805,624
Amgen, Inc.	146,048	20,201,359
Baxalta, Inc.	104,532	3,293,803
Biogen, Inc. (I)	45,184	13,185,143
Celgene Corp. (I)	152,355	16,480,240
Gilead Sciences, Inc.	282,897	27,777,656
Regeneron Pharmaceuticals, Inc. (I)	14,881	6,921,748
Vertex Pharmaceuticals, Inc. (I)	47,323	4,928,217
		116,938,229
Health care equipment and supplies - 2.0%
Abbott Laboratories	287,489	11,562,808
Baxter International, Inc.	104,532	3,433,876
Becton, Dickinson and Company	40,695	5,398,599
Boston Scientific Corp. (I)	257,519	4,225,887
C.R. Bard, Inc.	14,260	2,656,781
DENTSPLY International, Inc.	26,597	1,345,010
Edwards Lifesciences Corp. (I)	20,658	2,936,948
Intuitive Surgical, Inc. (I)	7,208	3,312,653
Medtronic PLC	272,089	18,213,638
St. Jude Medical, Inc.	54,774	3,455,692
Stryker Corp.	60,820	5,723,162
Varian Medical Systems, Inc. (I)	19,220	1,418,052
Zimmer Biomet Holdings, Inc.	32,717	3,073,108
		66,756,214
Health care providers and services - 2.8%
Aetna, Inc.	67,072	7,338,348
AmerisourceBergen Corp.	39,455	3,747,830
Anthem, Inc.	50,362	7,050,680
Cardinal Health, Inc.	62,743	4,819,917
Cigna Corp.	49,430	6,674,039
DaVita HealthCare Partners, Inc. (I)	33,023	2,388,554
Express Scripts Holding Company (I)	130,172	10,538,725
HCA Holdings, Inc. (I)	61,669	4,770,714
Henry Schein, Inc. (I)	16,047	2,129,758
Humana, Inc.	28,413	5,085,927
Laboratory Corp. of America Holdings (I)	19,275	2,090,759
McKesson Corp.	44,807	8,290,639
Patterson Companies, Inc.	16,352	707,224
Quest Diagnostics, Inc.	27,577	1,695,158
Tenet Healthcare Corp. (I)	19,062	703,769
UnitedHealth Group, Inc.	183,695	21,310,457

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Universal Health Services, Inc., Class B	17,507	$2,185,049
		91,527,547
Health care technology - 0.1%
Cerner Corp. (I)	58,807	3,526,068
Life sciences tools and services - 0.4%
Agilent Technologies, Inc.	63,966	2,195,953
PerkinElmer, Inc.	22,077	1,014,659
Thermo Fisher Scientific, Inc.	76,986	9,413,848
Waters Corp. (I)	15,962	1,886,868
		14,511,328
Pharmaceuticals - 5.6%
Allergan PLC (I)	75,819	20,608,362
Bristol-Myers Squibb Company	321,289	19,020,309
Eli Lilly & Company	187,582	15,698,738
Endo International PLC (I)	40,139	2,780,830
Johnson & Johnson	533,373	49,790,370
Mallinckrodt PLC (I)	22,470	1,436,732
Merck & Company, Inc.	542,680	26,802,965
Mylan NV (I)	79,069	3,183,318
Perrigo Company PLC	28,095	4,418,501
Pfizer, Inc.	1,187,583	37,301,982
Zoetis, Inc.	88,521	3,645,295
		184,687,402
		477,946,788
Industrials - 9.9%
Aerospace and defense - 2.6%
General Dynamics Corp.	58,471	8,066,074
Honeywell International, Inc.	150,808	14,280,010
L-3 Communications Holdings, Inc.	15,288	1,597,902
Lockheed Martin Corp.	51,370	10,649,515
Northrop Grumman Corp.	36,145	5,998,263
Precision Castparts Corp.	26,334	6,049,183
Raytheon Company	58,558	6,398,047
Rockwell Collins, Inc.	25,369	2,076,199
Textron, Inc.	53,292	2,005,911
The Boeing Company	123,015	16,108,814
United Technologies Corp.	159,733	14,214,640
		87,444,558
Air freight and logistics - 0.7%
C.H. Robinson Worldwide, Inc.	27,030	1,832,093
Expeditors International of Washington, Inc.	36,870	1,734,734
FedEx Corp.	50,635	7,290,427
United Parcel Service, Inc., Class B	134,558	13,279,529
		24,136,783
Airlines - 0.6%
American Airlines Group, Inc.	129,443	5,026,272
Delta Air Lines, Inc.	153,278	6,877,584
Southwest Airlines Company	126,663	4,818,261
United Continental Holdings, Inc. (I)	72,817	3,862,942
		20,585,059
Building products - 0.1%
Allegion PLC	18,154	1,046,760
Masco Corp.	66,768	1,681,218
		2,727,978
Commercial services and supplies - 0.4%
Cintas Corp.	17,309	1,484,247
Pitney Bowes, Inc.	38,573	765,674
Republic Services, Inc.	46,378	1,910,774

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Stericycle, Inc. (I)	16,315	$2,272,843
The ADT Corp. (L)	32,540	972,946
Tyco International PLC	80,807	2,703,802
Waste Management, Inc.	80,398	4,004,624
		14,114,910
Construction and engineering - 0.1%
Fluor Corp.	28,317	1,199,225
Jacobs Engineering Group, Inc. (I)	24,215	906,367
Quanta Services, Inc. (I)	38,428	930,342
		3,035,934
Electrical equipment - 0.5%
AMETEK, Inc.	46,371	2,426,131
Eaton Corp. PLC	89,701	4,601,661
Emerson Electric Company	126,656	5,594,396
Rockwell Automation, Inc.	25,843	2,622,289
		15,244,477
Industrial conglomerates - 2.4%
3M Company	120,270	17,050,678
Danaher Corp.	114,475	9,754,415
General Electric Company	1,943,855	49,024,023
Roper Technologies, Inc.	19,299	3,024,153
		78,853,269
Machinery - 1.2%
Caterpillar, Inc.	115,944	7,578,100
Cummins, Inc.	32,207	3,497,036
Deere & Company	60,155	4,451,470
Dover Corp.	30,610	1,750,280
Flowserve Corp.	25,611	1,053,637
Illinois Tool Works, Inc.	63,577	5,233,023
Ingersoll-Rand PLC	50,829	2,580,588
Joy Global, Inc.	18,810	280,833
PACCAR, Inc.	68,146	3,555,177
Parker-Hannifin Corp.	26,729	2,600,732
Pentair PLC	34,278	1,749,549
Snap-on, Inc.	11,208	1,691,736
Stanley Black & Decker, Inc.	29,525	2,863,335
Xylem, Inc.	34,577	1,135,854
		40,021,350
Professional services - 0.2%
Equifax, Inc.	22,859	2,221,438
Nielsen Holdings PLC	70,872	3,151,678
Robert Half International, Inc.	25,963	1,328,267
The Dun & Bradstreet Corp.	7,039	739,095
		7,440,478
Road and rail - 0.9%
CSX Corp.	189,777	5,105,001
J.B. Hunt Transport Services, Inc.	17,382	1,241,075
Kansas City Southern	21,229	1,929,292
Norfolk Southern Corp.	57,718	4,409,655
Ryder Systems, Inc.	10,087	746,841
Union Pacific Corp.	167,243	14,785,954
		28,217,818
Trading companies and distributors - 0.2%
Fastenal Company	55,912	2,046,938
United Rentals, Inc. (I)	18,708	1,123,415
W.W. Grainger, Inc. (L)	11,786	2,534,108
		5,704,461
		327,527,075

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology - 20.0%
Communications equipment - 1.5%
Cisco Systems, Inc.	979,483	$25,711,429
F5 Networks, Inc. (I)	13,802	1,598,272
Harris Corp.	23,643	1,729,485
Juniper Networks, Inc.	67,939	1,746,712
Motorola Solutions, Inc.	31,131	2,128,738
QUALCOMM, Inc.	302,558	16,256,441
		49,171,077
Electronic equipment, instruments and components - 0.4%
Amphenol Corp., Class A	59,306	3,022,234
Corning, Inc.	236,229	4,044,240
FLIR Systems, Inc.	27,346	765,415
TE Connectivity, Ltd.	78,082	4,676,331
		12,508,220
Internet software and services - 3.7%
Akamai Technologies, Inc. (I)	34,296	2,368,482
eBay, Inc. (I)	215,850	5,275,374
Facebook, Inc., Class A (I)	435,151	39,120,075
Google, Inc., Class A (I)	55,819	35,633,175
Google, Inc., Class C (I)	56,953	34,651,344
VeriSign, Inc. (I)(L)	19,060	1,344,874
Yahoo!, Inc. (I)	167,644	4,846,588
		123,239,912
IT services - 3.7%
Accenture PLC, Class A	120,282	11,818,909
Alliance Data Systems Corp. (I)	11,707	3,031,879
Automatic Data Processing, Inc.	89,301	7,176,228
Cognizant Technology
Solutions Corp., Class A (I)	117,262	7,341,774
Computer Sciences Corp.	26,480	1,625,342
Fidelity National Information Services, Inc.	54,417	3,650,292
Fiserv, Inc. (I)	45,454	3,936,771
IBM Corp.	173,464	25,147,076
MasterCard, Inc., Class A	192,225	17,323,317
Paychex, Inc.	61,289	2,919,195
PayPal Holdings, Inc. (I)	214,380	6,654,355
Teradata Corp. (I)	27,237	788,784
The Western Union Company	99,486	1,826,563
Total System Services, Inc.	32,937	1,496,328
Visa, Inc., Class A	375,810	26,178,925
Xerox Corp.	193,073	1,878,600
		122,794,338
Semiconductors and semiconductor equipment - 2.3%
Altera Corp.	57,827	2,895,976
Analog Devices, Inc.	60,208	3,396,333
Applied Materials, Inc.	231,468	3,400,265
Avago Technologies, Ltd.	50,098	6,262,751
Broadcom Corp., Class A	107,767	5,542,457
First Solar, Inc. (I)	14,360	613,890
Intel Corp.	915,544	27,594,496
KLA-Tencor Corp.	30,913	1,545,650
Lam Research Corp.	30,402	1,986,163
Linear Technology Corp.	45,946	1,853,921
Microchip Technology, Inc.	40,952	1,764,622
Micron Technology, Inc. (I)	206,925	3,099,737
NVIDIA Corp.	98,595	2,430,367
Qorvo, Inc. (I)	28,703	1,293,070
Skyworks Solutions, Inc.	36,705	3,090,928
Texas Instruments, Inc.	197,830	9,796,542

500 Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Xilinx, Inc.	49,389	$2,094,094
		78,661,262
Software - 3.9%
Activision Blizzard, Inc.	97,059	2,998,153
Adobe Systems, Inc. (I)	95,900	7,884,898
Autodesk, Inc. (I)	43,708	1,929,271
CA, Inc.	61,105	1,668,167
Citrix Systems, Inc. (I)	30,816	2,134,932
Electronic Arts, Inc. (I)	59,718	4,045,895
Intuit, Inc.	53,715	4,767,206
Microsoft Corp.	1,540,055	68,162,821
Oracle Corp.	626,187	22,617,874
Red Hat, Inc. (I)	35,200	2,530,176
salesforce.com, Inc. (I)	119,553	8,300,565
Symantec Corp.	130,669	2,544,125
		129,584,083
Technology hardware, storage and peripherals - 4.5%
Apple, Inc.	1,098,158	121,126,827
EMC Corp.	370,761	8,957,586
Hewlett-Packard Company	346,930	8,884,877
NetApp, Inc.	57,716	1,708,394
SanDisk Corp.	38,769	2,106,320
Seagate Technology PLC (L)	58,245	2,609,376
Western Digital Corp.	44,422	3,528,884
		148,922,264
		664,881,156
Materials - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	37,128	4,736,790
Airgas, Inc.	13,044	1,165,221
CF Industries Holdings, Inc.	44,985	2,019,827
E.I. du Pont de Nemours & Company	173,887	8,381,353
Eastman Chemical Company	28,613	1,851,833
Ecolab, Inc.	50,883	5,582,883
FMC Corp.	25,685	870,978
International Flavors & Fragrances, Inc.	15,528	1,603,421
LyondellBasell Industries NV, Class A	71,802	5,985,415
Monsanto Company	90,154	7,693,742
PPG Industries, Inc.	52,217	4,578,909
Praxair, Inc.	55,379	5,640,905
Sigma-Aldrich Corp.	22,934	3,185,991
The Dow Chemical Company	223,114	9,460,034
The Mosaic Company	65,043	2,023,488
The Sherwin-Williams Company	15,162	3,377,790
		68,158,580
Construction materials - 0.1%
Martin Marietta Materials, Inc.	12,979	1,972,159
Vulcan Materials Company	25,484	2,273,173
		4,245,332
Containers and packaging - 0.2%
Avery Dennison Corp.	17,751	1,004,174
Ball Corp.	26,465	1,646,123
Owens-Illinois, Inc. (I)	30,796	638,093
Sealed Air Corp.	39,057	1,830,992
WestRock Company	50,651	2,605,487
		7,724,869
Metals and mining - 0.3%
Alcoa, Inc.	253,349	2,447,351
Freeport-McMoRan, Inc.	199,775	1,935,820

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Newmont Mining Corp.	101,535	$1,631,667
Nucor Corp.	61,277	2,300,951
		8,315,789
Paper and forest products - 0.1%
International Paper Company	81,191	3,068,208
		91,512,778
Telecommunication services - 2.4%
Diversified telecommunication services - 2.4%
AT&T, Inc.	1,184,459	38,589,674
CenturyLink, Inc.	108,297	2,720,421
Frontier Communications Corp.	221,538	1,052,306
Level 3 Communications, Inc. (I)	55,037	2,404,567
Verizon Communications, Inc.	783,441	34,087,518
		78,854,486
Utilities - 3.1%
Electric utilities - 1.8%
American Electric Power Company, Inc.	95,310	5,419,327
Duke Energy Corp.	132,983	9,566,797
Edison International	62,568	3,946,164
Entergy Corp.	34,458	2,243,216
Eversource Energy	60,997	3,087,668
Exelon Corp.	165,414	4,912,796
FirstEnergy Corp.	81,056	2,537,863
NextEra Energy, Inc.	88,622	8,645,076
Pepco Holdings, Inc.	48,817	1,182,348
Pinnacle West Capital Corp.	21,544	1,381,832
PPL Corp.	128,338	4,221,037
The Southern Company	176,014	7,867,826
Xcel Energy, Inc.	97,349	3,447,128
		58,459,078
Gas utilities - 0.0%
AGL Resources, Inc.	22,724	1,387,073
Independent power and renewable electricity producers - 0.1%
AES Corp.	131,079	1,283,263
NRG Energy, Inc.	63,419	941,772
		2,225,035
Multi-utilities - 1.2%
Ameren Corp.	46,539	1,967,204
CenterPoint Energy, Inc.	82,643	1,490,880
CMS Energy Corp.	53,012	1,872,384
Consolidated Edison, Inc.	56,240	3,759,644
Dominion Resources, Inc.	114,984	8,092,574
DTE Energy Company	34,430	2,767,139
NiSource, Inc.	60,992	1,131,402
PG&E Corp.	94,280	4,977,984
Public Service Enterprise Group, Inc.	97,141	4,095,465
SCANA Corp.	27,487	1,546,419
Sempra Energy	45,451	4,396,021
TECO Energy, Inc.	44,786	1,176,080
WEC Energy Group, Inc.	60,603	3,164,689
		40,437,885
		102,509,071
TOTAL COMMON STOCKS (Cost $2,029,561,588)		$3,257,301,686

500 Index Trust B (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral Trust, 0.1319% (W)(Y)	1,080,502	$10,810,743
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,810,669)		$10,810,743

SHORT-TERM INVESTMENTS - 1.7%
Repurchase agreement - 1.7%
Repurchase Agreement with State Street Corp.
dated 09/30/2015 at 0.000% to be
repurchased at $55,623,000 on 10/01/2015,
collateralized by $54,100,000 U.S. Treasury
Notes, 2.500% due 05/15/2024 (valued at
$56,740,080, including interest)	$55,623,000	$55,623,000
TOTAL SHORT-TERM INVESTMENTS (Cost $55,623,000)		$55,623,000
Total Investments (500 Index Trust B)
(Cost $2,095,995,257) - 100.2%		$3,323,735,429
Other assets and liabilities, net - (0.2%)		(6,647,826)
TOTAL NET ASSETS - 100.0%		$3,317,087,603

Active Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 27.3%
U.S. Government - 11.7%
U.S. Treasury Bonds
2.000%, 08/15/2025	$43,711,000	$43,500,400
2.500%, 02/15/2045	19,241,000	17,726,727
3.000%, 05/15/2045	9,029,000	9,246,734
3.125%, 02/15/2042	10,105,000	10,640,252
U.S. Treasury Notes
1.000%, 09/15/2018	5,460,000	5,472,940
2.000%, 07/31/2022 to 02/15/2025	3,700,000	3,732,534
2.375%, 12/31/2020	2,500,000	2,613,933
		92,933,520
U.S. Government Agency - 15.6%
Federal Home Loan Bank
2.900%, 09/05/2025	300,000	297,206
3.170%, 10/04/2027	310,000	308,562
3.250%, 06/21/2027	415,152	415,286
Federal Home Loan Mortgage Corp.
2.992%, 03/01/2044 (P)	187,078	194,298
3.000%, 03/01/2043	2,009,861	2,053,592
4.000%, 11/01/2043 to 02/01/2044	2,351,709	2,526,693
4.500%, 09/01/2023 to 10/01/2041	5,582,560	6,053,687
5.000%, 03/01/2041	548,121	605,246
5.500%, 07/01/2037	35,094	39,187
Federal National Mortgage Association
2.317%, 08/01/2034 (P)	1,190,168	1,256,319
2.497%, 07/01/2033 (P)	44,234	47,314
2.521%, 06/01/2044 (P)	1,139,104	1,174,098
2.549%, 04/01/2044 (P)	1,121,061	1,155,283
2.918%, 03/01/2044 (P)	176,537	183,294
3.000%, TBA (C)	15,250,000	15,462,070
3.000%, 07/01/2027 to 05/01/2043	1,912,122	1,967,437
3.500%, 02/01/2026 to 04/01/2045	17,053,976	17,890,780
4.000%, 10/01/2025 to 09/01/2044	18,620,035	20,021,166
4.500%, 08/01/2040 to 08/01/2041	16,444,531	17,926,867

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
5.000%, 05/01/2018 to 04/01/2041		$9,374,446	$10,349,400
5.500%, 02/01/2018 to 11/01/2039		7,880,598	8,831,010
6.000%, 05/01/2035 to 02/01/2036		4,655,604	5,358,080
6.500%, 01/01/2039 to 06/01/2039		1,747,365	2,021,194
7.000%, 04/01/2017 to 06/01/2032		295,384	347,443
7.500%, 09/01/2029 to 08/01/2031		60,823	72,807
Government National Mortgage Association
4.000%, 02/15/2041		4,766,215	5,110,276
5.000%, 04/15/2035		705,416	782,415
5.500%, 03/15/2035		467,045	527,209
6.000%, 03/15/2033 to 06/15/2033		343,994	404,406
6.500%, 09/15/2028 to 08/15/2031		96,832	113,043
7.000%, 04/15/2029		56,277	66,541
8.000%, 10/15/2026 to 05/15/2029		55,500	66,049
			123,628,258
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $208,970,726)			$216,561,778

FOREIGN GOVERNMENT
OBLIGATIONS - 0.5%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		320,000	329,600
Republic of Argentina
8.280%, 12/31/2033 (H)		329,479	335,245
9.224%, 12/15/2035 (P)	ARS	19,532,033	122,353
			787,198
Germany - 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,393,853
Mexico - 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	790,670
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	473,000
9.375%, 04/01/2029		130,000	187,038
			660,038
United Kingdom - 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	190,063
8.000%, 12/07/2015		125,000	191,646
			381,709
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,659,359)			$4,013,468

CORPORATE BONDS - 39.7%
Consumer discretionary - 4.7%
21st Century Fox America, Inc.
6.150%, 03/01/2037		$210,000	237,582
6.400%, 12/15/2035		205,000	238,082
6.650%, 11/15/2037		1,000,000	1,193,889
6.750%, 01/09/2038		108,000	133,155
7.750%, 12/01/2045		491,000	674,023
Advance Auto Parts, Inc.
4.500%, 12/01/2023		650,000	678,375

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Altice Financing SA
6.500%, 01/15/2022 (S)	$215,000	$207,585
6.625%, 02/15/2023 (S)	275,000	264,000
Amazon.com, Inc.
4.950%, 12/05/2044	770,000	787,055
AMC Entertainment, Inc.
5.875%, 02/15/2022	555,000	557,775
AutoNation, Inc.
4.500%, 10/01/2025	255,000	260,008
5.500%, 02/01/2020	585,000	640,575
Brinker International, Inc.
3.875%, 05/15/2023	740,000	724,254
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)	220,000	222,200
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	335,000	353,877
CCO Safari II LLC
6.484%, 10/23/2045 (S)	570,000	574,638
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022	355,000	356,331
Comcast Corp.
6.550%, 07/01/2039	1,000,000	1,270,347
Dana Holding Corp.
6.000%, 09/15/2023	515,000	518,863
Delphi Corp.
5.000%, 02/15/2023	1,275,000	1,319,625
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)	320,000	332,000
Eldorado Resorts, Inc.
7.000%, 08/01/2023 (S)	185,000	181,763
Fiat Chrysler Automobiles NV
5.250%, 04/15/2023	340,000	317,050
Ford Motor Company
4.750%, 01/15/2043	215,000	201,793
Ford Motor Credit Company LLC
5.875%, 08/02/2021	1,969,000	2,223,355
General Motors Company
4.875%, 10/02/2023	950,000	964,492
6.250%, 10/02/2043	455,000	481,022
General Motors Financial Company, Inc.
3.450%, 04/10/2022	635,000	609,037
4.000%, 01/15/2025	705,000	667,903
4.375%, 09/25/2021	485,000	494,594
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)	494,352	493,364
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,019,530
Harman International Industries, Inc.
4.150%, 05/15/2025	240,000	238,774
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	325,000	312,000
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,160,000	1,131,313
International Game Technology PLC
6.500%, 02/15/2025 (S)	330,000	297,000
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	590,000	472,000
L Brands, Inc.
6.625%, 04/01/2021	650,000	721,500
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	417,000	439,161
Magna International, Inc.
4.150%, 10/01/2025	255,000	255,131

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
MDC Holdings, Inc.
5.500%, 01/15/2024	$670,000	$676,700
MGM Resorts International
6.000%, 03/15/2023 (L)	575,000	557,750
Midcontinent Communications & Midcontinent Finance Corp.
6.875%, 08/15/2023 (S)	215,000	214,194
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (S)	365,000	371,388
Myriad International Holdings BV
5.500%, 07/21/2025 (S)	250,000	245,110
Nemak SAB de CV
5.500%, 02/28/2023 (S)	400,000	392,000
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	660,000	634,760
QVC, Inc.
4.375%, 03/15/2023	410,000	398,677
5.125%, 07/02/2022	250,000	257,080
5.450%, 08/15/2034	345,000	308,383
Radio One, Inc.
9.250%, 02/15/2020 (S)	375,000	320,625
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	600,000	593,980
3.950%, 06/15/2025	620,000	600,406
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	505,000	527,725
Target Corp.
6.500%, 10/15/2037	657,000	860,097
The Home Depot, Inc.
3.350%, 09/15/2025	350,000	356,583
Time Warner Cable, Inc.
5.500%, 09/01/2041	450,000	403,222
8.250%, 04/01/2019	410,000	478,278
Time Warner Companies, Inc.
7.570%, 02/01/2024	716,000	884,939
Time Warner Entertainment Company LP
8.375%, 07/15/2033	300,000	348,090
Time Warner, Inc.
7.625%, 04/15/2031	451,000	576,121
Toll Brothers Finance Corp.
4.000%, 12/31/2018	600,000	616,500
Tops Holding II Corp.
8.750%, 06/15/2018	203,000	198,940
Viacom, Inc.
4.375%, 03/15/2043	1,142,000	849,367
6.125%, 10/05/2017	750,000	810,749
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)	105,000	106,575
Waterford Gaming LLC
8.625%, 09/15/2014 (H)(S)	341,969	0
Yum! Brands, Inc.
3.875%, 11/01/2023	600,000	601,012
5.350%, 11/01/2043	600,000	576,460
6.250%, 03/15/2018	155,000	169,656
6.875%, 11/15/2037	292,000	340,977
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)	420,000	383,775
		37,725,140
Consumer staples - 1.7%
Alliance One International, Inc.
9.875%, 07/15/2021	845,000	722,475
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	540,000	669,455

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	$405,000	$483,892
Constellation Brands, Inc.
4.250%, 05/01/2023	375,000	373,594
4.750%, 11/15/2024	275,000	277,750
CVS Health Corp.
5.125%, 07/20/2045	665,000	715,626
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,149,322	1,480,352
Fomento Economico Mexicano SAB de CV
4.375%, 05/10/2043	1,000,000	895,830
HRG Group, Inc.
7.875%, 07/15/2019 (S)	385,000	399,438
Kraft Foods Group, Inc.
6.125%, 08/23/2018	817,000	911,429
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	700,000	701,025
4.875%, 02/15/2025 (S)	360,000	384,272
5.200%, 07/15/2045 (S)	470,000	498,040
Post Holdings, Inc.
7.750%, 03/15/2024 (S)	205,000	210,125
Revlon Consumer Products Corp.
5.750%, 02/15/2021	380,000	368,600
Reynolds American, Inc.
4.450%, 06/12/2025	480,000	502,455
4.850%, 09/15/2023	1,000,000	1,073,132
SABMiller PLC
6.500%, 07/15/2018 (S)	715,000	797,130
Safeway, Inc.
6.350%, 08/15/2017	164,000	170,560
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,238,675
Tops Holding LLC
8.000%, 06/15/2022 (S)	535,000	535,000
Vector Group, Ltd.
7.750%, 02/15/2021	340,000	358,700
		13,767,555
Energy - 5.0%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,000,000	1,100,632
Boardwalk Pipelines LP
3.375%, 02/01/2023	850,000	737,429
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	509,018
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,300,795
Chesapeake Energy Corp.
5.750%, 03/15/2023	265,000	172,830
Cimarex Energy Company
4.375%, 06/01/2024	655,000	637,965
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	594,685
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	455,000	426,172
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025	600,000	570,988
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025 (S)	490,000	475,842
Continental Resources, Inc.
5.000%, 09/15/2022	1,041,000	910,875
CSI Compressco LP
7.250%, 08/15/2022	200,000	163,000

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream LLC
9.750%, 03/15/2019 (S)	$465,000	$520,915
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	815,000	652,000
DCP Midstream Operating LP
3.875%, 03/15/2023	275,000	229,768
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,026,027
5.000%, 06/15/2045	600,000	543,909
Devon Financing Corp. ULC
7.875%, 09/30/2031	874,000	1,069,772
El Paso Pipeline Partners Operating Company LLC
5.000%, 10/01/2021	500,000	512,040
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	668,275
Energen Corp.
4.625%, 09/01/2021	500,000	455,000
Energy Transfer Partners LP
4.150%, 10/01/2020	1,000,000	1,011,586
5.150%, 03/15/2045	515,000	401,941
9.700%, 03/15/2019	330,000	393,726
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	832,823
6.875%, 03/01/2033	471,000	548,009
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	675,000	612,900
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	500,000	491,875
EP Energy LLC
7.750%, 09/01/2022	265,000	212,000
Freeport-McMoran Oil & Gas LLC
6.750%, 02/01/2022	519,000	455,552
6.875%, 02/15/2023	118,000	104,401
Hess Corp.
5.600%, 02/15/2041	800,000	746,646
Kerr-McGee Corp.
6.950%, 07/01/2024	415,000	485,988
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	500,000	477,695
5.800%, 03/15/2035	402,000	360,354
7.300%, 08/15/2033	603,000	623,179
7.750%, 03/15/2032	210,000	216,325
Kinder Morgan, Inc.
4.300%, 06/01/2025	760,000	683,023
5.550%, 06/01/2045	500,000	415,521
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	680,000	652,800
Marathon Oil Corp.
3.850%, 06/01/2025	600,000	534,118
6.800%, 03/15/2032	785,000	818,371
MarkWest Energy Partners LP
4.875%, 12/01/2024	235,000	215,025
MPLX LP
4.000%, 02/15/2025	225,000	206,467
Newfield Exploration Company
5.625%, 07/01/2024	500,000	475,000

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Newfield Exploration Company (continued)
5.750%, 01/30/2022	$535,000	$518,950
Nexen Energy ULC
5.875%, 03/10/2035	598,000	660,328
6.400%, 05/15/2037	775,000	911,509
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	319,641
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)	325,000	258,375
ONEOK Partners LP
6.650%, 10/01/2036	835,000	833,212
Pacific Exploration and Production Corp.
5.125%, 03/28/2023 (S)	245,000	84,525
5.375%, 01/26/2019 (S)	355,000	132,238
Petro-Canada
6.050%, 05/15/2018	745,000	818,932
Petroleos Mexicanos
4.875%, 01/24/2022	330,000	327,938
Plains All American Pipeline LP
4.900%, 02/15/2045	750,000	670,189
Regency Energy Partners LP
5.000%, 10/01/2022	145,000	141,614
5.500%, 04/15/2023	600,000	580,500
5.875%, 03/01/2022	145,000	148,632
Rowan Companies, Inc.
4.875%, 06/01/2022	375,000	279,557
Shell International Finance BV
4.375%, 05/11/2045	1,060,000	1,043,716
Sinopec Group Overseas Development
2015, Ltd.
3.250%, 04/28/2025 (S)	550,000	525,275
Spectra Energy Capital LLC
6.750%, 02/15/2032	589,000	640,369
Summit Midstream Holdings LLC
7.500%, 07/01/2021	230,000	220,800
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	939,199
Talisman Energy, Inc.
6.250%, 02/01/2038	525,000	447,905
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)	195,000	166,481
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	600,000	529,500
Tullow Oil PLC
6.000%, 11/01/2020 (S)	245,000	172,113
6.250%, 04/15/2022 (S)	240,000	168,000
Whiting Petroleum Corp.
6.250%, 04/01/2023	490,000	423,850
Williams Partners LP
4.300%, 03/04/2024	700,000	635,328
4.875%, 05/15/2023 to 03/15/2024	1,255,000	1,131,297
WPX Energy, Inc.
5.250%, 09/15/2024	185,000	148,925
6.000%, 01/15/2022	350,000	301,000
		39,433,160
Financials - 16.7%
Allied World Assurance Company Holdings, Ltd.
7.500%, 08/01/2016	505,000	529,969
American Express Bank FSB
6.000%, 09/13/2017	585,000	632,748
American International Group, Inc.
6.250%, 03/15/2037	100,000	109,000

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American Tower Corp.
3.400%, 02/15/2019		$275,000	$283,093
4.700%, 03/15/2022		375,000	394,348
5.000%, 02/15/2024		670,000	704,190
5.900%, 11/01/2021		800,000	905,773
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024		190,000	194,774
ARC Properties Operating Partnership LP
2.000%, 02/06/2017		600,000	588,000
Ares Capital Corp.
3.875%, 01/15/2020		645,000	664,175
Assurant, Inc.
4.000%, 03/15/2023		1,260,000	1,288,533
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024		660,000	686,665
AvalonBay Communities, Inc.
3.450%, 06/01/2025		345,000	340,197
5.700%, 03/15/2017		750,000	795,580
AXA SA
8.600%, 12/15/2030		270,000	366,358
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		215,000	229,110
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,440,000	1,488,600
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	750,000	179,720
Bank of America Corp.
3.625%, 03/17/2016		$550,000	557,257
3.950%, 04/21/2025		205,000	199,514
4.200%, 08/26/2024		370,000	369,325
4.250%, 10/22/2026		400,000	395,628
5.000%, 05/13/2021		1,000,000	1,101,970
5.650%, 05/01/2018		1,000,000	1,090,819
6.875%, 04/25/2018		810,000	905,343
7.625%, 06/01/2019		1,065,000	1,253,494
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/05/2024 (Q)		650,000	635,375
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)		595,000	621,775
Barclays Bank PLC
10.179%, 06/12/2021 (S)		630,000	825,352
Boston Properties LP
3.700%, 11/15/2018		1,043,000	1,093,000
BPCE SA
4.500%, 03/15/2025 (S)		625,000	601,704
5.700%, 10/22/2023 (S)		610,000	643,216
Capital One Financial Corp.
2.450%, 04/24/2019		395,000	393,768
3.500%, 06/15/2023		1,023,000	1,014,884
4.750%, 07/15/2021		700,000	763,616
Capital One Financial Corp. (5.550% to
06/01/2020, then 3 month
LIBOR + 3.800%)
06/01/2020 (Q)		530,000	523,375

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One NA
2.350%, 08/17/2018	$500,000	$501,429
Citigroup, Inc.
3.500%, 05/15/2023	1,060,000	1,032,265
4.450%, 01/10/2017	1,350,000	1,403,785
4.500%, 01/14/2022	1,000,000	1,081,704
5.375%, 08/09/2020	195,000	217,665
Citigroup, Inc. (5.950% to 08/15/2020,
then 3 month LIBOR + 4.095%)
08/15/2020 (Q)	425,000	419,156
CNA Financial Corp.
6.500%, 08/15/2016	1,310,000	1,368,998
7.250%, 11/15/2023	340,000	404,198
CNO Financial Group, Inc.
5.250%, 05/30/2025	460,000	466,900
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	600,000	592,683
Commerzbank AG
8.125%, 09/19/2023 (S)	765,000	887,102
Corrections Corp. of America
4.625%, 05/01/2023	405,000	388,800
5.000%, 10/15/2022	175,000	175,438
Credit Acceptance Corp.
6.125%, 02/15/2021	635,000	625,475
Credit Agricole SA
4.375%, 03/17/2025 (S)	600,000	579,379
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)	545,000	523,881
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	650,000	646,753
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)	350,000	382,270
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	435,000	452,944
Credito Real SAB de CV
7.500%, 03/13/2019 (L)(S)	600,000	594,000
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	565,000	610,285
6.113%, 01/15/2020 (S)	620,000	698,729
DDR Corp.
3.500%, 01/15/2021	650,000	661,279
7.500%, 04/01/2017	565,000	611,458
Discover Bank
2.600%, 11/13/2018	745,000	748,181
Discover Financial Services
3.950%, 11/06/2024	510,000	502,123
5.200%, 04/27/2022	610,000	651,377
Doric Nimrod Air Alpha 2013-1 Class A
Pass Through Trust
5.250%, 05/30/2023 (S)	416,694	433,361
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2019 (S)	233,700	241,879

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through Trust
5.125%, 11/30/2022 (S)	$411,901	$429,421
Education Realty Operating
Partnership LP
4.600%, 12/01/2024	405,000	406,418
Enova International, Inc.
9.750%, 06/01/2021	545,000	441,450
EPR Properties
7.750%, 07/15/2020	921,000	1,087,660
Equity Commonwealth
5.875%, 09/15/2020	700,000	765,337
ERP Operating LP
3.375%, 06/01/2025	300,000	295,994
5.750%, 06/15/2017	1,000,000	1,070,547
Essex Portfolio LP
5.500%, 03/15/2017	906,000	952,991
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	475,000	434,625
FS Investment Corp.
4.000%, 07/15/2019	545,000	552,362
General Electric Capital Corp.
0.801%, 08/15/2036 (P)	410,000	346,635
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)	490,000	531,650
General Electric Capital Corp. (7.125% to
06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	655,000	756,525
Genworth Holdings, Inc.
4.800%, 02/15/2024	500,000	375,000
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	450,000	516,802
HBOS PLC
6.000%, 11/01/2033 (S)	550,000	611,590
6.750%, 05/21/2018 (S)	1,145,000	1,262,085
HCP, Inc.
3.875%, 08/15/2024	800,000	782,982
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,120,742
Highwoods Realty LP
5.850%, 03/15/2017	240,000	255,457
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	185,000	176,906
ING Bank NV
5.800%, 09/25/2023 (S)	620,000	672,427
ING Groep NV (6.500% to 04/16/2025,
then 5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)	200,000	189,875
Invesco Finance PLC
3.125%, 11/30/2022	850,000	861,906
Iron Mountain, Inc.
5.750%, 08/15/2024	555,000	535,575
6.000%, 08/15/2023	540,000	536,625
iStar, Inc.
5.000%, 07/01/2019	90,000	85,556

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Jefferies Group LLC
5.125%, 04/13/2018	$600,000	$629,888
6.875%, 04/15/2021	725,000	814,856
8.500%, 07/15/2019	810,000	959,226
JPMorgan Chase & Co.
3.375%, 05/01/2023	1,250,000	1,221,588
4.125%, 12/15/2026	600,000	597,907
4.500%, 01/24/2022	1,300,000	1,402,813
4.625%, 05/10/2021	1,195,000	1,301,176
6.300%, 04/23/2019	1,000,000	1,137,078
JPMorgan Chase & Co. (5.000% to
07/01/2019, then 3 month
LIBOR + 3.320%)
07/01/2019 (Q)	670,000	651,575
JPMorgan Chase & Co. (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	510,000	480,838
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	1,035,000	1,077,694
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	795,000	825,309
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	882,572
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	662,173
Leucadia National Corp.
5.500%, 10/18/2023	1,770,000	1,780,792
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	1,000,000	1,034,585
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month LIBOR
+3.576%)
03/15/2037 (S)	540,000	627,750
Liberty Property LP
5.500%, 12/15/2016	800,000	837,334
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,158,377
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 Year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	435,000	444,244
Loews Corp.
2.625%, 05/15/2023	630,000	605,771
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (L)(S)	775,000	773,987
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	650,000	659,035
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	735,000	738,675
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,290,945
5.350%, 06/01/2021	800,000	896,672
McGraw Hill Financial, Inc.
4.000%, 06/15/2025 (S)	720,000	716,924
4.400%, 02/15/2026 (S)	500,000	507,625

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc.
3.000%, 03/01/2025	$300,000	$290,794
6.400%, 12/15/2036	520,000	566,800
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	430,000	447,395
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,108,173
Morgan Stanley
3.750%, 02/25/2023	1,250,000	1,277,516
4.100%, 05/22/2023	900,000	914,539
4.300%, 01/27/2045	360,000	342,344
5.500%, 01/26/2020	435,000	486,113
5.550%, 04/27/2017	380,000	403,251
5.950%, 12/28/2017	565,000	615,714
6.625%, 04/01/2018	470,000	523,393
7.300%, 05/13/2019	1,180,000	1,377,877
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	200,000	196,890
Morgan Stanley (5.550% to 07/15/2020,
then 3 month LIBOR + 3.810%)
07/15/2020 (Q)	475,000	467,875
MPT Operating Partnership LP
6.375%, 02/15/2022	385,000	402,325
6.875%, 05/01/2021	295,000	308,275
MSCI, Inc.
5.250%, 11/15/2024 (S)	50,000	50,688
National Retail Properties, Inc.
3.300%, 04/15/2023	1,260,000	1,226,633
Nationstar Mortgage LLC
6.500%, 07/01/2021	470,000	390,100
7.875%, 10/01/2020	520,000	473,200
9.625%, 05/01/2019	195,000	200,850
Nationwide Mutual Insurance Company
2.627%, 12/15/2024 (P)(S)	1,130,000	1,105,305
NewStar Financial, Inc.
7.250%, 05/01/2020 (S)	530,000	527,350
Nippon Life Insurance Company (5.100%
to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	410,000	422,300
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,367,803
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	415,000	405,616
4.950%, 04/01/2024	995,000	1,006,178
5.250%, 01/15/2026 (S)	260,000	264,371
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	240,000	270,983
Piedmont Operating Partnership LP
4.450%, 03/15/2024	500,000	509,771
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	206,000	217,845
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	400,000	379,000
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	702,000	863,109
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,337,515

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Scotland Group PLC
(8.000% to 08/10/2025, then 5 Year
U.S. Swap Rate + 5.720%)
08/15/2025 (Q)	$300,000	$302,250
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)	540,000	535,482
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	1,680,000	1,696,800
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	918,898
Societe Generale SA (8.000% to
09/29/2025, then 5 Year
U.S. ISDAFIX + 5.873%)
09/29/2025 (Q)(S)	600,000	590,938
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	385,000	400,766
Stearns Holdings, Inc.
9.375%, 08/15/2020 (S)	230,000	228,850
Stifel Financial Corp.
4.250%, 07/18/2024	1,270,000	1,270,121
Synovus Financial Corp.
7.875%, 02/15/2019	260,000	288,600
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	730,000	914,504
The Bear Stearns Companies LLC
7.250%, 02/01/2018	405,000	453,441
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	1,000,000	1,155,000
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,200,000	1,216,298
3.750%, 05/22/2025	740,000	743,172
5.250%, 07/27/2021	1,040,000	1,159,946
5.750%, 01/24/2022	160,000	183,682
5.950%, 01/18/2018	725,000	792,114
6.150%, 04/01/2018	1,000,000	1,101,397
The Hartford Financial
Services Group, Inc.
5.500%, 03/30/2020	1,000,000	1,125,067
6.625%, 03/30/2040	500,000	643,597
The Hartford Financial Services
Group, Inc. (8.125% to 06/15/2018,
then 3 month LIBOR + 4.603%)
06/15/2038	735,000	812,175
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	475,000	444,719
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	615,000	667,275
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	255,000	257,341
USB Realty Corp.
1.436%, 01/15/2017 (P)(Q)(S)	310,000	281,325

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP
3.500%, 02/01/2025	$120,000	$116,018
3.750%, 05/01/2024	250,000	248,686
4.750%, 06/01/2021	565,000	609,617
Vereit Operating Partnership LP
4.600%, 02/06/2024	667,000	640,320
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,350,446
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	855,000	861,840
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	1,038,074
Wells Fargo & Company
3.450%, 02/13/2023	900,000	896,089
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)	685,000	701,269
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	735,000	735,000
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	1,247,000	1,317,144
Wells Fargo Bank NA
5.850%, 02/01/2037	400,000	477,916
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,510,226
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,142,503
		132,623,094
Health care - 1.9%
AbbVie, Inc.
3.600%, 05/14/2025	735,000	725,969
Actavis Funding SCS
3.800%, 03/15/2025	450,000	435,342
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	677,580
Alere, Inc.
7.250%, 07/01/2018	240,000	249,600
Anthem, Inc.
6.375%, 06/15/2037	1,000,000	1,199,021
Celgene Corp.
5.000%, 08/15/2045	790,000	784,051
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,182,099
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	239,000	239,598
Endo Finance LLC
6.000%, 07/15/2023 to 02/01/2025 (S)	430,000	422,675
7.750%, 01/15/2022 (S)	440,000	464,200
Fresenius US Finance II, Inc.
4.500%, 01/15/2023 (S)	245,000	244,388
HCA, Inc.
5.250%, 04/15/2025	520,000	530,400
7.500%, 02/15/2022	380,000	429,400
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)	95,000	84,669
5.750%, 08/01/2022 (S)	355,000	342,575

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Medco Health Solutions, Inc.
7.125%, 03/15/2018	$325,000	$364,686
Medtronic, Inc.
4.625%, 03/15/2045	610,000	629,352
Mylan, Inc.
2.600%, 06/24/2018	670,000	669,408
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	155,000	153,450
Select Medical Corp.
6.375%, 06/01/2021	370,000	360,750
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	49,000	56,088
UnitedHealth Group, Inc.
1.450%, 07/17/2017	615,000	617,885
3.750%, 07/15/2025	650,000	672,155
5.800%, 03/15/2036	540,000	645,504
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)	170,000	161,075
5.625%, 12/01/2021 (S)	260,000	247,000
6.125%, 04/15/2025 (S)	540,000	517,266
7.500%, 07/15/2021 (S)	325,000	334,750
WellCare Health Plans, Inc.
5.750%, 11/15/2020	245,000	254,800
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	1,075,000	1,053,107
		14,748,843
Industrials - 4.1%
Ahern Rentals, Inc.
7.375%, 05/15/2023 (S)	575,000	500,250
Air Lease Corp.
3.375%, 01/15/2019	470,000	475,875
3.875%, 04/01/2021	340,000	344,250
4.750%, 03/01/2020 (L)	805,000	857,325
5.625%, 04/01/2017	235,000	245,281
Aircastle, Ltd.
5.500%, 02/15/2022	325,000	328,250
6.250%, 12/01/2019	265,000	284,213
7.625%, 04/15/2020	205,000	230,113
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	750,492	793,645
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023	459,950	490,996
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	122,250	124,695
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 05/01/2023	875,000	859,688
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	280,000	278,600
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	946,756	991,727
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	245,521	255,956
Builders FirstSource, Inc.
10.750%, 08/15/2023 (S)	315,000	314,606
Casella Waste Systems, Inc.
7.750%, 02/15/2019	395,000	387,100

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	$111,612	$114,603
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	153,475	165,170
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	66,603	70,600
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	472,979	522,641
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	135,540	141,301
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	490,764	558,244
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	729,306	845,995
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	103,165	111,419
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	242,000	239,580
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)	340,000	347,003
EnerSys
5.000%, 04/30/2023 (S)	145,000	140,650
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	360,000	352,800
General Electric Company
2.700%, 10/09/2022	1,100,000	1,103,147
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)	200,000	199,000
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 (S)	515,000	525,300
7.125%, 03/15/2021	385,000	403,288
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	305,000	335,839
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	700,000	720,684
Lockheed Martin Corp.
2.900%, 03/01/2025	560,000	542,773
Masco Corp.
4.450%, 04/01/2025	190,000	192,375
7.125%, 03/15/2020	330,000	380,325
Navios South American Logistics, Inc.
7.250%, 05/01/2022 (S)	290,000	261,000
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	280,061	312,268
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	340,000	191,250
7.500%, 09/29/2049 (L)(Q)(S)	130,000	77,350
Optimas OE Solutions Holding LLC
8.625%, 06/01/2021 (S)	205,000	198,338
Owens Corning
4.200%, 12/15/2022	585,000	592,868
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)	820,000	801,660

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Ryder System, Inc.
2.450%, 11/15/2018	$900,000	$907,537
Safway Group Holding LLC
7.000%, 05/15/2018 (S)	135,000	138,206
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	251,000	263,550
Stanley Black & Decker, Inc. (5.750% to
12/15/2018, then 3 month
LIBOR + 4.304%)
12/15/2053	650,000	686,725
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	2,955,000	2,371,388
Textron, Inc.
3.875%, 03/01/2025	250,000	250,780
7.250%, 10/01/2019	245,000	287,390
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	700,000	692,411
Trinity Industries, Inc.
4.550%, 10/01/2024	800,000	755,991
Tutor Perini Corp.
7.625%, 11/01/2018	475,000	479,750
Tyco Electronics Group SA
2.375%, 12/17/2018	980,000	990,199
4.875%, 01/15/2021	500,000	549,319
6.550%, 10/01/2017	945,000	1,035,537
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	51,387	55,077
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	102,536	111,517
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,222,898
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026	540,000	541,350
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022	755,000	751,225
United Rentals North America, Inc.
5.500%, 07/15/2025	390,000	364,650
5.750%, 11/15/2024	445,000	426,088
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	448,768	500,376
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)	805,000	680,728
		32,272,733
Information technology - 0.5%
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024 (S)	600,000	560,496
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	280,000	277,200
Ancestry.com, Inc.
11.000%, 12/15/2020	400,000	438,000
Fiserv, Inc.
3.850%, 06/01/2025	614,000	624,378
Infor US, Inc.
6.500%, 05/15/2022 (S)	120,000	110,100
Micron Technology, Inc.
5.875%, 02/15/2022	415,000	409,294
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	472,339

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)	$305,000	$286,319
VeriSign, Inc.
5.250%, 04/01/2025	400,000	397,000
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)	335,000	356,775
		3,931,901
Materials - 1.7%
Alcoa, Inc.
5.720%, 02/23/2019	560,000	579,600
Allegheny Technologies, Inc.
9.375%, 06/01/2019	805,000	849,275
American Gilsonite Company
11.500%, 09/01/2017 (S)	460,000	386,400
ArcelorMittal
10.600%, 06/01/2019	265,000	286,200
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	381,100	389,675
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	585,000	546,975
Cemex SAB de CV
6.125%, 05/05/2025 (S)	500,000	455,000
6.500%, 12/10/2019 (S)	500,000	493,750
Commercial Metals Company
7.350%, 08/15/2018	320,000	338,400
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,076,808
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	225,000	246,246
Methanex Corp.
5.650%, 12/01/2044	450,000	417,704
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	175,000	173,278
Norbord, Inc.
6.250%, 04/15/2023 (S)	315,000	308,109
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	700,000	658,000
Platform Specialty Products Corp.
6.500%, 02/01/2022 (S)	765,000	657,900
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	415,000	341,338
8.250%, 01/15/2021 (S)	155,000	124,000
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020	830,000	859,135
The Dow Chemical Company
3.000%, 11/15/2022	270,000	261,082
4.125%, 11/15/2021	1,000,000	1,044,758
The Mosaic Company
4.250%, 11/15/2023	1,300,000	1,318,701
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,034,763
Vulcan Materials Company
4.500%, 04/01/2025	375,000	367,500
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	360,000	345,600
		13,560,197
Telecommunication services - 1.7%
AT&T, Inc.
4.350%, 06/15/2045	285,000	243,660
4.750%, 05/15/2046	225,000	206,286
5.350%, 09/01/2040	580,000	573,233

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
CC Holdings GS V LLC
3.849%, 04/15/2023	$515,000	$513,366
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	757,500
Columbus International, Inc.
7.375%, 03/30/2021 (S)	200,000	207,000
Comcel Trust
6.875%, 02/06/2024 (S)	900,000	886,500
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	758,000	1,084,232
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	395,000	365,375
Digicel, Ltd.
6.750%, 03/01/2023 (S)	300,000	270,000
GCI, Inc.
6.875%, 04/15/2025	345,000	346,725
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	500,000	477,600
6.625%, 10/15/2021 (S)	450,000	445,050
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)	140,000	139,387
SBA Tower Trust
2.933%, 12/15/2017 (S)	405,000	411,184
3.598%, 04/15/2018 (S)	505,000	507,219
5.101%, 04/17/2017 (S)	410,000	419,368
SoftBank Group Corp.
4.500%, 04/15/2020 (S)	390,000	377,676
Sprint Capital Corp.
6.875%, 11/15/2028	750,000	543,750
T-Mobile USA, Inc.
6.125%, 01/15/2022	225,000	217,125
6.250%, 04/01/2021	275,000	274,038
Telecom Italia Capital SA
7.200%, 07/18/2036	325,000	342,875
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,186,833
4.400%, 11/01/2034	400,000	372,358
4.522%, 09/15/2048	978,000	859,970
4.672%, 03/15/2055	397,000	342,068
5.012%, 08/21/2054	596,000	545,134
6.550%, 09/15/2043	433,000	512,582
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	310,000	306,125
		13,734,219
Utilities - 1.7%
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,275,363
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	52,000	56,160
BVPS II Funding Corp.
8.890%, 06/01/2017	22,000	23,113
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	535,000	714,839
Dynegy, Inc.
6.750%, 11/01/2019	180,000	180,450
7.625%, 11/01/2024	695,000	701,950
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	450,000	433,125
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	405,000	381,713

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Entergy Corp.
4.700%, 01/15/2017	$1,000,000	$1,026,108
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	390,000	413,888
6.875%, 06/21/2023 (S)	170,000	192,991
7.250%, 01/15/2019 (S)	350,000	394,188
NiSource Finance Corp.
4.800%, 02/15/2044	1,860,000	1,925,009
6.400%, 03/15/2018	268,000	297,604
NRG Yield Operating LLC
5.375%, 08/15/2024	645,000	565,988
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	750,000	788,542
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,160,000	1,162,136
PSEG Power LLC
8.625%, 04/15/2031	736,000	998,788
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	280,000	311,500
Talen Energy Supply LLC
6.500%, 06/01/2025 (S)	310,000	266,600
TransAlta Corp.
6.650%, 05/15/2018	1,157,000	1,246,580
W3A Funding Corp.
8.090%, 01/02/2017	96,740	96,857
		13,453,492
TOTAL CORPORATE BONDS (Cost $313,050,565)		$315,250,334

CAPITAL PREFERRED SECURITIES - 1.0%
Financials - 1.0%
BAC Capital Trust XIV, Series G
4.000%, 10/16/2015 (P)(Q)	640,000	491,200
Goldman Sachs Capital II
4.000%, 11/02/2015 (P)(Q)	790,000	570,775
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,350,000	1,346,625
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	400,000	552,000
Sovereign Capital Trust VI
7.908%, 06/13/2036	335,000	344,344
State Street Capital Trust IV
1.337%, 06/15/2037 (P)	770,000	619,850
SunTrust Preferred Capital I
4.000%, 11/02/2015 (P)(Q)	425,000	335,750
USB Capital IX
3.500%, 11/02/2015 (P)(Q)	1,745,000	1,419,994
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	925,000	934,250

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	$1,580,000	$1,604,490
		8,219,278
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $8,210,008)		$8,219,278

CONVERTIBLE BONDS - 0.0%
Utilities - 0.0%
NRG Yield, Inc. 3.250%, 06/01/2020 (S)	370,000	317,969
TOTAL CONVERTIBLE BONDS (Cost $370,000)		$317,969

TERM LOANS (M) - 0.3%
Consumer staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	368,858	346,726
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/19/2020	276,947	256,407
Industrials - 0.1%
Delta Air Lines, Inc. 3.250%, 10/18/2018	234,204	233,509
GOL LuxCo SA 6.500%, 08/31/2020	385,000	377,300
WP CPP Holdings LLC
4.500%, 12/28/2019	243,125	240,314
		851,123
Utilities - 0.1%
ExGen Texas Power LLC
5.750%, 09/16/2021	405,786	336,802
La Frontera Generation LLC
4.500%, 09/30/2020	249,293	216,885
		553,687
TOTAL TERM LOANS (Cost $2,145,015)		$2,007,943

MUNICIPAL BONDS - 0.3%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,606,540
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,606,540

COLLATERALIZED MORTGAGE
OBLIGATIONS - 18.9%
Commercial and residential - 14.8%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
0.774%, 08/25/2035 (P)	269,393	258,980
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.414%, 06/25/2045 (P)	573,391	534,131
Series 2005-1, Class AHM,
2.535%, 06/25/2045 (P)	462,456	458,221
Series 2004-4, Class 5A,
2.534%, 02/25/2045 (P)	765,032	775,849
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	1,350,000	1,552,095
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,265,000	2,590,118

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
AOA Mortgage Trust, Series 2015-1177,
Class C 3.110%, 12/13/2029 (P)(S)	$545,000	$536,191
BAMLL Commercial
Mortgage Securities Trust
Series 2013-DSNY, Class E,
3.005%, 09/15/2026 (P)(S)	320,000	315,513
Series 2014-ICTS, Class D,
2.107%, 06/15/2028 (P)(S)	305,000	302,923
Series 2014-ICTS, Class E,
3.148%, 06/15/2028 (P)(S)	185,000	184,123
Series 2015-200P, Class F,
3.716%, 04/14/2033 (P)(S)	600,000	532,582
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-6, Class AJ,
5.421%, 10/10/2045	260,000	264,781
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,350,000	1,398,209
Series 2007-3, Class AJ,
5.734%, 06/10/2049 (P)	500,000	515,068
Series 2007-3, Class AM,
5.734%, 06/10/2049 (P)	1,000,000	1,057,564
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,000,000	1,052,554
Series 2007-4, Class AM,
6.002%, 02/10/2051 (P)	610,000	650,143
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2005-5, Class XC IO
0.186%, 10/10/2045 (S)	38,205,468	14,747
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
2.919%, 10/25/2033 (P)	875,912	894,419
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.544%, 04/25/2035 (P)(S)	671,435	616,418
Series 2006-2A, Class A2,
0.474%, 07/25/2036 (P)(S)	519,897	431,801
BBCMS Trust
Series 2015, Class C,
2.206%, 02/15/2028 (P)(S)	300,000	296,331
Series 2015-MSQ, Class D,
3.990%, 09/15/2032 (P)(S)	695,000	704,365
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4,
0.754%, 07/25/2035 (P)	391,138	371,931
Series 2005-7, Class 11A1,
0.734%, 08/25/2035 (P)	591,744	564,059
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	592,355	601,881
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	884,374	913,073
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR16, Class AJ,
5.895%, 06/11/2040 (P)	500,000	507,259
Series 2004-PWR5, Class X1 IO,
0.722%, 07/11/2042 (S)	2,204,489	37,432
Series 2004-T16, Class X1 IO,
0.500%, 02/13/2046 (S)	1,752,296	13,335

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.404%, 12/25/2036 (P)	$1,020,236	$819,526
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.847%, 07/05/2033 (P)(S)	500,000	510,547
Series 2014-ATLS, Class DFL,
3.191%, 07/05/2033 (P)(S)	855,000	843,118
BLCP Hotel Trust, Series 2014-CLRN,
Class D 2.707%, 08/15/2029 (P)(S)	875,000	856,717
BWAY Mortgage Trust
Series 2013-1515, Class F,
4.058%, 03/10/2033 (P)(S)	760,000	719,416
Series 2015-1740, Class D,
3.787%, 01/13/2035 (P)(S)	530,000	507,058
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2,
3.950%, 05/15/2029 (P)(S)	655,000	623,406
Series 2015-JWRZ, Class GL1,
3.057%, 05/15/2029 (P)(S)	500,000	494,476
Series 2015-JWRZ, Class GL2,
3.895%, 05/15/2029 (P)(S)	560,000	545,416
CD Mortgage Trust, Series 2006-CD3,
Class AJ 5.688%, 10/15/2048	300,000	257,010
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.207%, 12/15/2027 (P)(S)	805,000	788,385
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class F
3.912%, 04/10/2028 (P)(S)	475,000	456,962
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.604%, 07/20/2034 (P)	1,220,051	1,225,802
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AMFX 5.366%, 12/11/2049 (P)	1,000,000	1,033,648
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class G
5.989%, 12/10/2049 (P)(S)	400,000	394,442
Commercial Mortgage Trust
(Deutsche Bank)
Series 2012-CR3, Class XA IO,
2.309%, 10/15/2045	15,662,188	1,560,236
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	380,000	420,392
Series 2012-LC4, Class XA IO,
2.576%, 12/10/2044 (S)	5,822,826	594,103
Series 2013-300P, Class D,
4.540%, 08/10/2030 (P)(S)	710,000	725,832
Series 2013-300P, Class E,
4.540%, 08/10/2030 (P)(S)	700,000	695,832
Series 2013-CR11, Class B,
5.331%, 10/10/2046 (P)	985,000	1,099,070
Series 2013-CR13, Class C,
4.912%, 12/10/2023 (P)	435,000	452,550
Series 2013-CR6, Class XA IO,
1.648%, 03/10/2046	6,313,496	356,725
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	585,000	646,341
Series 2014-FL4, Class D,
2.656%, 07/13/2031 (P)(S)	695,000	687,816

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche
Bank) (continued)
Series 2014-TWC, Class D,
2.444%, 02/13/2032 (P)(S)	$680,000	$675,122
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class D
2.356%, 08/13/2027 (P)(S)	895,000	876,837
Commercial Mortgage Trust (Deutsche
Bank/UBS), Series 2014-UBS2,
Class XA IO 1.585%, 03/10/2047	5,191,970	419,802
Commercial Mortgage Trust (Goldman
Sachs/Royal Bank of Scotland),
Series 2007-GG11, Class AJ
6.252%, 12/10/2049 (P)	620,000	635,915
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO,
2.041%, 08/15/2045	11,995,435	1,087,686
Series 2014-CR15, Class XA IO,
1.483%, 02/10/2047	8,150,251	508,975
Series 2014-CR16, Class C,
5.069%, 04/10/2047 (P)	640,000	657,713
Core Industrial Trust, Series 2015-CALW,
Class F 3.979%, 02/10/2034 (P)(S)	715,000	693,708
Credit Suisse Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.889%, 06/15/2039 (P)	500,000	514,345
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.812%, 02/15/2038 (S)	2,508,538	2,418
Credit Suisse Mortgage Trust,
Series 2014-ICE, Class D
2.357%, 04/15/2027 (P)(S)	685,000	679,010
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.464%, 06/25/2034 (P)	409,381	388,131
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.666%, 07/19/2044 (P)	1,165,397	1,065,026
Extended Stay America Trust
Series 2013-ESFL, Class DFL,
3.339%, 12/05/2031 (P)(S)	94,960	94,962
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	850,000	849,610
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.781%, 11/25/2049 (P)(S)	1,000,000	1,081,338
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	934,239
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX,
3.495%, 12/15/2019 (P)(S)	325,000	320,551
Series 2015-NRF, Class EFX,
3.495%, 12/15/2019 (P)(S)	645,000	608,270
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.007%, 06/10/2048 (S)	5,755,456	58
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class AM
5.606%, 12/10/2049 (P)	1,000,000	1,037,118
Great Wolf Trust, Series 2015-WOLF,
Class D 3.707%, 05/15/2034 (P)(S)	765,000	757,382

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 6.014%, 07/10/2038 (P)	$750,000	$767,975
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ,
5.598%, 04/10/2038 (P)	1,000,000	1,004,466
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	859,800	871,070
Series 2005-GG4, Class XC IO,
0.713%, 07/10/2039 (S)	7,336,267	4,042
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.623%, 08/19/2045	2,351,695	135,085
Series 2005-9, Class 2A1C,
0.666%, 06/20/2035 (P)	451,265	414,001
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	24,363,414	404,433
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	25,545,108	393,395
Series 2007-6, Class ES IO,
0.343%, 08/19/2037 (S)	19,638,949	263,162
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.357%, 07/15/2029 (P)(S)	660,000	649,896
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.954%, 11/05/2030 (P)(S)	539,049	538,737
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	737,000	741,051
Series 2013-HLT, Class EFX,
4.602%, 11/05/2030 (P)(S)	500,000	504,849
Impac Secured Assets Trust,
Series 2006-5, Class 2A
0.394%, 12/25/2036 (P)	381,899	361,213
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.442%, 07/25/2035	9,509,578	681,409
Series 2005-AR8, Class AX2 IO,
2.341%, 04/25/2035	9,873,174	709,378
Series 2005-AR18, Class 1X IO,
2.029%, 10/25/2036	6,898,500	629,623
Series 2005-AR18, Class 2X IO,
1.877%, 10/25/2036	20,608,505	844,063
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.211%, 05/15/2048 (S)	18,135,261	770,313
JPMBB Commercial
Mortgage Securities Trust
Series 2013-C14, Class XA IO,
1.132%, 08/15/2046	11,608,276	441,486
Series 2014-C19, Class C,
4.832%, 04/15/2047 (P)	1,000,000	1,018,180
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,292,000	2,354,617
Series 2006-LDP8, Class X IO,
0.687%, 05/15/2045	50,266,965	174,426
Series 2007-CB19, Class AJ,
5.884%, 02/12/2049 (P)	550,000	513,805
Series 2007-LD12, Class AM,
6.208%, 02/15/2051 (P)	885,000	942,838
Series 2011-C3A, Class XA IO,
1.297%, 02/15/2046 (S)	22,051,144	778,560

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2011-C4, Class XA IO,
1.625%, 07/15/2046 (S)	$30,590,522	$1,054,425
Series 2012-HSBC, Class XA IO,
1.582%, 07/05/2032 (S)	11,850,000	1,014,941
Series 2014-FBLU, Class D,
2.807%, 12/15/2028 (P)(S)	770,000	770,017
Series 2014-FL5, Class C,
2.307%, 07/15/2031 (P)(S)	1,100,000	1,094,490
Series 2014-INN, Class F,
4.207%, 06/15/2029 (P)(S)	500,000	492,541
Series 2014-PHH, Class C,
2.298%, 08/15/2027 (P)(S)	885,000	892,039
Series 2015-MAR7, Class C,
4.490%, 06/05/2032 (S)	695,000	700,053
Series 2015-SG, Class B,
2.944%, 07/15/2036 (P)(S)	525,000	525,493
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AJ,
6.050%, 06/15/2038 (P)	700,000	715,262
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	500,000	514,093
Series 2007-C7, Class AJ,
6.455%, 09/15/2045 (P)	1,000,000	1,041,283
Series 2005-C1, Class XCL IO,
0.463%, 02/15/2040 (S)	2,939,455	15,991
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.294%, 11/25/2034 (P)	510,000	493,151
Series 2004-13, Class 2A1,
2.713%, 04/21/2034 (P)	489,019	491,365
Series 2004-8, Class 5A1,
2.628%, 08/25/2034 (P)	1,184,606	1,177,976
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	590,117	612,686
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A,
1.673%, 10/25/2035 (P)	516,059	500,576
Series 2005-A, Class A1,
0.654%, 03/25/2030 (P)	57,942	56,281
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.492%, 02/12/2051 (S)	29,069,108	209,356
Series 2005-CIP1, Class XC IO,
0.133%, 07/12/2038 (S)	21,549,079	43
Series 2006-C2, Class X IO,
0.546%, 08/12/2043 (S)	65,073,855	185,005
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	1,260,000	1,309,429
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	1,950,000	2,007,186
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.969%, 08/15/2045 (S)	14,576,146	1,058,432
Series 2012-C6, Class XA IO,
2.244%, 11/15/2045 (S)	11,347,035	934,315

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust (continued)
Series 2013-C7, Class C,
4.321%, 02/15/2046 (P)	$400,000	$404,454
Series 2013-C7, Class XA IO,
1.813%, 02/15/2046	15,120,963	1,177,424
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	570,000	577,777
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AM,
5.865%, 04/15/2049 (P)	1,325,000	1,375,958
Series 2011-C3, Class XA IO,
1.355%, 07/15/2049 (S)	18,780,696	561,336
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,494,524
Series 2014-150E, Class D,
4.438%, 09/09/2032 (P)(S)	1,480,000	1,520,892
Series 2015, Class XLF1 C,
2.406%, 08/14/2031 (P)(S)	745,000	740,803
Series 2005-IQ9, Class X1 IO,
1.485%, 07/15/2056 (S)	6,445,605	107,410
Series 2005-T17, Class X1 IO,
0.941%, 12/13/2041 (S)	7,136,818	30,075
MortgageIT Trust, Series 2005-2,
Class 1A2 0.524%, 05/25/2035 (P)	368,270	343,808
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	561,405
Opteum Mortgage Acceptance Corp.
Asset Backed Pass-Through
Certificates, Series 2005-3, Class APT
0.484%, 07/25/2035 (P)	621,614	605,583
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.364%, 12/25/2045	4,861,280	652,892
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	63,220	63,882
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.416%, 05/20/2035 (P)	168,590	154,164
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	280,000	280,129
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.644%, 11/25/2023 (P)	602,508	603,155
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
6.302%, 07/15/2027 (P)(S)	116,100	114,769
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	2,300,000	2,384,978
TMSQ Mortgage Trust, Series 2011-1500,
Class D 3.963%, 10/10/2036 (P)(S)	520,000	510,014
UBS Commercial Mortgage Trust,
Series 2012-C1, Class B
4.822%, 05/10/2045	375,000	403,922
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.882%, 05/10/2063 (S)	14,229,827	966,049
VNDO Mortgage Trust,
Series 2013-PENN, Class D
4.079%, 12/13/2029 (P)(S)	859,000	876,713

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wachovia Bank
Commercial Mortgage Trust
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	$1,100,000	$1,109,767
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	900,000	916,142
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	930,000	977,473
Series 2005-C17, Class XC IO,
0.217%, 03/15/2042 (S)	1,214,262	5,479
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.594%, 06/25/2044 (P)	800,711	741,203
Series 2005-AR13, Class X IO,
1.467%, 10/25/2045	280,639	20,210
Series 2005-AR19, Class A1A2,
0.484%, 12/25/2045 (P)	593,115	544,748
Series 2005-AR2, Class 2A1B,
0.564%, 01/25/2045 (P)	1,328,216	1,202,797
Series 2005-AR2, Class 2A3,
0.544%, 01/25/2045 (P)	326,580	301,773
Series 2005-AR8, Class 2AB2,
0.614%, 07/25/2045 (P)	1,574,955	1,459,120
Series 2005-AR8, Class 2AB3,
0.554%, 07/25/2045 (P)	794,814	732,023
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	352,218	356,964
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.800%, 03/18/2028 (P)(S)	1,170,000	1,157,851
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (P)(S)	675,000	631,000
Series 2015-LC22, Class B,
4.538%, 09/15/2058 (P)	405,000	416,522
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.731%, 03/25/2035 (P)	516,569	516,259
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.721%, 03/15/2044 (S)	23,485,047	1,055,841
Series 2012-C10, Class XA IO,
1.917%, 12/15/2045 (S)	7,648,880	671,908
Series 2012-C9, Class XA IO,
2.340%, 11/15/2045 (S)	12,960,205	1,270,424
Series 2013-C15, Class B,
4.630%, 08/15/2046 (P)	215,000	227,747
Series 2013-C16, Class B,
5.148%, 09/15/2046 (P)	275,000	301,423
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
2.778%, 11/15/2029 (P)(S)	84,360	83,371
		117,139,801
U.S. Government Agency - 4.1%
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2,
2.044%, 10/25/2027 (P)	560,000	557,280
Series 290, Class IO,
3.500%, 11/15/2032	3,472,283	592,700

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3387, Class SB IO,
6.214%, 11/15/2037	$2,880,142	$591,861
Series 3632, Class AP,
3.000%, 02/15/2040	2,744,527	2,848,053
Series 3830, Class NI IO,
4.500%, 01/15/2036	3,393,550	237,733
Series K011, Class X1 IO,
0.471%, 11/25/2020	54,542,599	754,760
Series K014, Class X1 IO,
1.407%, 04/25/2021	10,141,757	587,340
Series K015, Class X1 IO,
1.802%, 07/25/2021	8,023,789	633,936
Series K018, Class X1 IO,
1.576%, 01/25/2022	4,838,390	346,980
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,013,197
Series K021, Class X1 IO,
1.629%, 06/25/2022	13,406,748	1,093,253
Series K022, Class X1 IO,
1.417%, 07/25/2022	13,813,511	975,759
Series K026, Class X1 IO,
1.167%, 11/25/2022	11,106,306	664,768
Series K705, Class X1 IO,
1.879%, 09/25/2018	15,395,617	691,725
Series K707, Class X1 IO,
1.678%, 12/25/2018	11,316,498	483,531
Series K710, Class X1 IO,
1.904%, 05/25/2019	5,305,859	288,389
Series KAIV, Class X1 IO,
1.347%, 06/25/2021	25,444,700	1,490,347
Series KS01, Class X1 IO,
1.680%, 01/25/2023	8,221,391	571,452
Series T-41, Class 3A,
6.104%, 07/25/2032 (P)	88,337	102,350
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	18,893	21,979
Series 2010-135, Class TS IO,
5.826%, 12/25/2040	4,470,617	719,627
Series 2010-15, Class KA,
4.000%, 03/25/2039	897,779	940,853
Series 2011-41, Class KA,
4.000%, 01/25/2041	1,079,175	1,139,980
Series 2011-86, Class NA,
4.000%, 01/25/2041	1,946,044	2,017,381
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	3,459,644	583,444
Series 2012-21, Class PA,
2.000%, 03/25/2041	6,504,582	6,516,459
Series 2012-38, Class PA,
2.000%, 09/25/2041	1,740,786	1,697,773
Series 2012-M5, Class X IO,
0.726%, 02/25/2022	20,522,742	649,873
Series 2013-M11, Class SA IO,
6.476%, 01/25/2018	4,427,334	225,012
Series 402, Class 3 IO,
4.000%, 11/25/2039	521,521	84,392
Series 2002-W3, Class A5,
7.500%, 11/25/2041	121,829	143,183

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
Series 2008-90, Class IO,
0.725%, 12/16/2050	$6,686,027	$595,919
Series 2010-147, Class SA IO,
5.954%, 05/20/2040	4,429,822	564,323
Series 2010-85, Class SB IO,
6.391%, 03/16/2040	3,990,158	720,578
Series 2012-114, Class IO,
0.920%, 01/16/2053	2,611,510	191,972
Series 2012-120, Class IO,
0.914%, 02/16/2053	14,120,060	933,986
Series 2012-70, Class IO,
0.763%, 08/16/2052	10,156,942	499,752
		32,771,900
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $147,856,910)		$149,911,701

ASSET BACKED SECURITIES - 10.4%
ABCLO 2007-1, Ltd., Series 2007-1A,
Class C 2.139%, 04/15/2021 (P)(S)	700,000	692,807
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1
0.644%, 10/25/2035 (P)	1,275,000	1,158,316
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.459%, 05/10/2032 (P)(S)	243,659	241,222
Ally Auto Receivables Trust
Series 2014-2, Class A4,
1.840%, 01/15/2020	1,015,000	1,025,425
Series 2015-1, Class A4,
1.750%, 05/15/2020	770,000	773,493
Ally Master Owner Trust
Series 2012-4, Class A,
1.720%, 07/15/2019	410,000	413,187
Series 2015-3, Class A,
1.630%, 05/15/2020	1,110,000	1,109,896
American Express Credit
Account Master Trust
Series 2014-3, Class A,
1.490%, 04/15/2020	1,035,000	1,043,000
Series 2014-4, Class A,
1.430%, 06/15/2020	1,140,000	1,146,159
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.604%, 01/25/2036 (P)	900,000	827,653
Series 2005-R3, Class M2,
0.664%, 05/25/2035 (P)	485,000	459,230
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	2,355	2,522
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.559%, 05/14/2020 (P)(S)	500,000	481,954
Apidos Quattro CDO, Series 2006-QA,
Class E 3.887%, 01/20/2019 (P)(S)	1,000,000	981,271
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	1,365,000	1,396,345
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.274%, 01/25/2034 (P)	376,692	348,279
Series 2004-W6, Class M1,
1.019%, 05/25/2034 (P)	229,176	218,712

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	$900,000	$921,743
Babson Mid-Market CLO, Inc.,
Series 2007-2A, Class E
3.939%, 04/15/2021 (P)(S)	500,000	499,905
Bank of the West Auto Trust,
Series 2015-1, Class A4
1.660%, 09/15/2020 (S)	920,000	923,926
Battalion Clo, Ltd., Series 2007-1A,
Class D 2.436%, 07/14/2022 (P)(S)	400,000	390,075
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2,
0.434%, 07/25/2036 (P)(S)	1,014,350	953,297
Series 2006-1A, Class A3,
0.544%, 07/25/2036 (P)(S)	595,000	508,061
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.494%, 06/27/2033 (P)(S)	687,416	624,879
California Republic
Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	590,000	597,000
Series 2015-2, Class A4,
1.750%, 01/15/2021	895,000	889,465
Capital One Multi-Asset Execution Trust,
Series 2015-A5, Class A5
1.600%, 05/17/2021	1,015,000	1,022,960
CarMax Auto Owner Trust
Series 2014-3, Class A3,
1.160%, 06/17/2019	995,000	996,352
Series 2015-2, Class A4,
1.800%, 03/15/2021	440,000	443,198
Centex Home Equity
Series 2004-D, Class AF4,
4.680%, 06/25/2032 (P)	265,039	269,313
Series 2005-A, Class M4,
0.994%, 01/25/2035 (P)	204,023	156,761
Chase Issuance Trust
Series 2014-A6, Class A,
1.260%, 07/15/2019	835,000	838,080
Series 2014-A7, Class A,
1.380%, 11/15/2019	1,240,000	1,247,487
Series 2015, Class A2A,
1.590%, 02/18/2020	1,000,000	1,008,908
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	410,000	412,804
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	565,000	614,127
Series 2014-A8, Class A8,
1.730%, 04/09/2020	1,425,000	1,441,704
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.503%, 06/25/2037 (P)	212,437	219,569
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	1,872,063	1,938,944
CNH Equipment Trust, Series 2015-C,
Class A3 1.660%, 11/16/2020	1,270,000	1,277,615
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	642,602	683,245

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.100%, 08/15/2025	$9,228	$8,628
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.315%, 02/25/2035 (P)	421,186	427,177
Credit Suisse Mortgage Trust,
Series 2006-CF2, Class M1
0.664%, 05/25/2036 (P)(S)	740,467	722,994
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.614%, 07/25/2035 (P)	270,000	260,946
Series 2006-MH1, Class B1,
5.357%, 10/25/2036 (P)(S)	2,560,000	2,304,635
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,365,000	1,368,889
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	1,318,375	1,329,460
Driven Brands Funding LLC,
Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	670,000	663,300
Duane Street CLO III, Ltd.,
Series 2006-3A, Class D
1.786%, 01/11/2021 (P)(S)	600,000	588,375
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.884%, 11/25/2035 (P)	590,000	576,055
EquiFirst Mortgage Loan Trust,
Series 2004-3, Class M3
1.169%, 12/25/2034 (P)	459,300	412,018
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034 (P)	174,209	160,717
Series 2004-1, Class M3,
5.260%, 04/25/2034 (P)	303,746	197,094
Foothill CLO, Ltd., Series 2007-1A,
Class E 3.829%, 02/22/2021 (P)(S)	500,000	492,440
Ford Credit Auto Owner Trust
Series 2014-1, Class B,
2.410%, 11/15/2025 (S)	720,000	726,006
Series 2015-A, Class A4,
1.640%, 06/15/2020	535,000	538,468
Series 2015-B, Class A4,
1.580%, 08/15/2020	555,000	556,381
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A,
1.490%, 09/15/2019	1,040,000	1,044,815
Series 2014-4, Class A1,
1.400%, 08/15/2019	1,455,000	1,457,813
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	897,117	911,235
GE Equipment Midticket LLC,
Series 2014-1, Class A4
1.590%, 08/22/2023	320,000	323,010
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	300,000	302,723
Series 2015-2, Class A4,
1.850%, 07/22/2019	985,000	989,916
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	625,000	624,011

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
1.689%, 04/15/2019 (P)(S)	$600,000	$579,100
Greens Creek Funding, Ltd.,
Series 2007-1A, Class C
2.537%, 04/18/2021 (P)(S)	500,000	494,697
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.464%, 10/25/2035 (P)	592,070	557,296
GSAA Trust, Series 2005-10, Class M3
0.744%, 06/25/2035 (P)	715,000	686,072
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.494%, 03/25/2035 (P)(S)	1,064,870	1,044,959
Harch CLO III, Ltd., Series 2007-1A,
Class D 2.044%, 04/17/2020 (P)(S)	700,000	680,744
Home Equity Asset Trust, Series 2005-1,
Class M4 1.214%, 05/25/2035 (P)	440,000	422,719
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.564%, 10/25/2035 (P)	461,279	445,233
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	1,640,000	1,645,376
Series 2015-2, Class A4,
1.470%, 08/23/2021	810,000	813,374
Series 2015-3, Class A4,
1.560%, 10/18/2021	810,000	814,547
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	850,000	852,972
Series 2015, Class AA4,
1.650%, 12/15/2021	425,000	427,001
LCM V, Ltd., Series 5A, Class D
1.015%, 03/21/2019 (P)(S)	371,221	370,377
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.244%, 02/25/2034 (P)	116,254	111,071
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A,
0.714%, 06/25/2035 (P)	496,665	476,192
Series 2005-WMC1, Class M1,
0.944%, 09/25/2035 (P)	465,176	440,459
Miramax LLC, Series 2014-1A, Class A2
3.340%, 07/20/2026 (S)	454,740	456,652
Mountain View CLO II, Ltd.,
Series 2006-2A, Class B
0.686%, 01/12/2021 (P)(S)	500,000	477,887
MVW Owner Trust
Series 2014-1A, Class A,
2.250%, 09/22/2031 (S)	239,934	239,940
Series 2015-1A, Class A,
2.520%, 12/20/2032 (S)	590,496	594,907
Nantucket CLO, Ltd., Series 2006-1A,
Class B 0.749%, 11/24/2020 (P)(S)	500,000	491,523
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
0.474%, 09/25/2036 (P)	915,000	848,385
Nautique Funding, Ltd., Series 2006-1A,
Class D 4.289%, 04/15/2020 (P)(S)	500,000	482,544
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.869%, 03/25/2035 (P)	950,000	901,168

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
New Century Home Equity
Loan Trust (continued)
Series 2005-2, Class M2,
0.644%, 06/25/2035 (P)	$1,205,000	$1,140,155
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	1,165,000	1,165,304
Octagon Investment Partners XI, Ltd.,
Series 2007-1A, Class B
1.079%, 08/25/2021 (P)(S)	500,000	473,336
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.094%, 01/25/2034 (P)	453,419	422,172
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	670,000	670,156
RAMP Trust, Series 2005-RS3, Class M1
0.614%, 03/25/2035 (P)	350,000	338,515
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	485,000	487,075
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.344%, 09/25/2036 (P)	898,980	831,873
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	596,982	601,575
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	393,482	415,312
Soundview Home Loan Trust,
Series 2005-CTX1, Class M2
0.634%, 11/25/2035 (P)	425,000	400,968
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.494%, 12/25/2036 (P)	1,060,000	1,028,076
Structured Asset Investment Loan Trust
Series 2005-1, Class M2,
0.914%, 02/25/2035 (P)(S)	675,000	633,656
Series 2005-2, Class M2,
0.929%, 03/25/2035 (P)	990,000	924,564
SunTrust Auto Receivables Trust,
Series 2015-1, Class A4
1.780%, 01/15/2021 (S)	915,000	920,724
TAL Advantage V LLC, Series 2014-1A,
Class A 3.510%, 02/22/2039 (S)	1,052,083	1,057,359
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4,
1.440%, 04/15/2020	400,000	402,137
Series 2015-B, Class A4,
1.740%, 09/15/2020	740,000	747,893
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	675,000	672,442
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.371%, 06/15/2045 (S)	1,255,000	1,260,924
Series 2015-1A, Class A2II,
4.080%, 06/15/2045 (S)	600,000	605,205
Westgate Resorts LLC
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	435,204	436,566
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	347,690	349,429

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Westgate Resorts LLC (continued)
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	$201,419	$203,404
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	926,312	919,943
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	618,733	616,803
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	424,418	423,357
Series 2015-1A, Class A,
2.750%, 05/20/2027 (S)	540,167	541,383
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	615,000	617,999
TOTAL ASSET BACKED SECURITIES (Cost $82,296,260)		$82,849,495

PREFERRED SECURITIES - 0.6%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	2,216	$200,617
Financials - 0.5%
Ally Financial, Inc., 7.000% (S)	641	643,023
Discover Financial Services, 6.500%	13,900	358,759
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%)	11,950	348,461
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	34,200	873,126
Regions Financial Corp., 6.375%	19,156	487,329
The Goldman Sachs Group, Inc. (5.500%
to 05/10/2023, then
3 month LIBOR + 3.640%)	14,525	355,572
Wells Fargo & Company,
Series L, 7.500%	210	245,280
Weyerhaeuser Company, 6.375%	2,450	116,890
		3,428,440
Industrials - 0.0%
Glasstech, Inc., Series A (I)	1	602
Utilities - 0.1%
Dominion Resources, Inc., 6.375%	13,532	671,323
Exelon Corp., 6.500%	6,077	265,261
		936,584
TOTAL PREFERRED SECURITIES (Cost $4,638,796)		$4,566,243

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	250,486	2,506,190
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,506,184)		$2,506,190

SHORT-TERM INVESTMENTS - 2.4%
Money market funds - 2.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	16,087,120	16,087,120

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.4%
Repurchase Agreement with State
Street Corp. dated 09/30/2015 at
0.000% to be repurchased at $677,000
on 10/01/2015, collateralized by
$680,000 U.S. Treasury Notes, 1.625%
due 12/31/2019 (valued at $691,084,
including interest)	$677,000	$677,000
Barclays Tri-Party Repurchase Agreement
dated 09/30/2015 at 0.090% to be
repurchased at $1,993,005 on
10/01/2015, collateralized by
$1,954,100 U.S. Treasury Notes,
2.250% due 11/30/2017 (valued at
$2,032,876, including interest)	1,993,000	1,993,000
		2,670,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,757,120)		$18,757,120
Total Investments (Active Bond Trust)
(Cost $794,529,900) - 101.7%		$807,568,059
Other assets and liabilities, net - (1.7%)		(13,295,897)
TOTAL NET ASSETS - 100.0%		$794,272,162

All Cap Core Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.4%
Consumer discretionary - 14.1%
Auto components - 0.3%
Cooper Tire & Rubber Company	25,300	$999,603
Automobiles - 0.5%
General Motors Company	50,100	1,504,002
Hotels, restaurants and leisure - 3.3%
Boyd Gaming Corp. (I)	72,700	1,185,010
Carnival Corp.	33,900	1,684,830
Carrols Restaurant Group, Inc. (I)	8,700	103,530
Darden Restaurants, Inc.	36,700	2,515,418
Denny’s Corp. (I)	44,900	495,247
Isle of Capri Casinos, Inc. (I)	64,400	1,123,136
Marriott International, Inc., Class A	30,200	2,059,640
Papa John’s International, Inc.	900	61,632
Starbucks Corp.	13,600	773,024
		10,001,467
Household durables - 0.7%
D.R. Horton, Inc.	14,500	425,720
NVR, Inc. (I)	1,033	1,575,552
		2,001,272
Internet and catalog retail - 2.7%
Amazon.com, Inc. (I)	12,600	6,449,814
Expedia, Inc.	16,600	1,953,488
		8,403,302
Leisure products - 0.3%
Smith & Wesson Holding Corp. (I)	24,600	415,002
Sturm Ruger & Company, Inc. (L)	7,600	446,044
		861,046

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media - 2.2%
Morningstar, Inc.	1,600	$128,416
Sirius XM Holdings, Inc. (I)	373,800	1,398,012
The Interpublic Group of Companies, Inc.	37,400	715,462
The Walt Disney Company	21,600	2,207,520
Thomson Reuters Corp.	39,600	1,594,296
World Wrestling
Entertainment, Inc., Class A (L)	44,700	755,430
		6,799,136
Multiline retail - 0.8%
Target Corp.	32,200	2,532,852
Specialty retail - 1.9%
Aaron’s, Inc.	37,200	1,343,292
Lowe’s Companies, Inc.	1,100	75,812
O’Reilly Automotive, Inc. (I)	4,500	1,125,000
The Children’s Place, Inc.	12,400	715,108
The Home Depot, Inc.	21,400	2,471,486
The Pep Boys - Manny, Moe & Jack (I)	12,800	156,032
		5,886,730
Textiles, apparel and luxury goods - 1.4%
Columbia Sportswear Company	1,100	64,669
Culp, Inc.	4,900	157,143
NIKE, Inc., Class B	11,700	1,438,749
Skechers U.S.A., Inc., Class A (I)	18,900	2,534,112
		4,194,673
		43,184,083
Consumer staples - 7.2%
Beverages - 0.4%
Coca-Cola Bottling Company Consolidated	500	96,690
Dr. Pepper Snapple Group, Inc.	15,600	1,233,180
		1,329,870
Food and staples retailing - 1.1%
CVS Health Corp.	15,000	1,447,200
Ingles Markets, Inc., Class A	7,800	373,074
Walgreens Boots Alliance, Inc.	16,900	1,404,390
		3,224,664
Food products - 2.6%
B&G Foods, Inc.	10,800	393,660
Cal-Maine Foods, Inc. (L)	54,800	2,992,628
Campbell Soup Company	32,000	1,621,760
John B. Sanfilippo & Son, Inc.	5,100	261,426
Post Holdings, Inc. (I)	47,000	2,777,700
		8,047,174
Household products - 0.8%
Central Garden & Pet Company, Class A (I)	4,400	70,884
The Clorox Company	20,400	2,356,812
		2,427,696
Personal products - 0.5%
USANA Health Sciences, Inc. (I)	10,700	1,434,121
Tobacco - 1.8%
Altria Group, Inc.	47,500	2,584,000
Reynolds American, Inc.	63,400	2,806,718
		5,390,718
		21,854,243
Energy - 7.0%
Energy equipment and services - 0.9%
Ensco PLC, Class A	3,300	46,464

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Noble Corp., PLC	83,200	$907,712
Rowan Companies PLC, Class A	17,900	289,085
Schlumberger, Ltd.	23,100	1,593,207
		2,836,468
Oil, gas and consumable fuels - 6.1%
Alon USA Energy, Inc.	31,200	563,784
Ardmore Shipping Corp.	5,600	67,648
DHT Holdings, Inc.	19,000	140,980
Exxon Mobil Corp.	6,700	498,145
HollyFrontier Corp.	27,500	1,343,100
Marathon Petroleum Corp.	53,000	2,455,490
Nordic American Tankers, Ltd. (L)	246,000	3,739,200
Scorpio Tankers, Inc.	49,400	452,998
Teekay Tankers, Ltd., Class A	100,100	690,690
Tesoro Corp.	43,400	4,220,216
Valero Energy Corp.	72,600	4,363,260
		18,535,511
		21,371,979
Financials - 16.4%
Banks - 5.3%
Banc of California, Inc.	6,600	80,982
Bank of America Corp.	301,000	4,689,580
Citigroup, Inc.	116,200	5,764,682
Enterprise Financial Services Corp.	1,500	37,755
First Citizens BancShares, Inc., Class A	2,600	587,600
First Republic Bank	26,800	1,682,236
Great Southern Bancorp, Inc.	1,000	43,300
Heartland Financial USA, Inc.	7,600	275,804
Popular, Inc.	23,900	722,497
SunTrust Banks, Inc.	28,300	1,082,192
Zions Bancorporation	43,300	1,192,482
		16,159,110
Capital markets - 2.0%
BGC Partners, Inc., Class A	16,500	135,630
Interactive Brokers Group, Inc., Class A	30,800	1,215,676
INTL. FCStone, Inc. (I)	28,000	691,320
Morgan Stanley	31,400	989,100
Northern Trust Corp.	23,000	1,567,680
The Bank of New York Mellon Corp.	24,500	959,175
The Goldman Sachs Group, Inc.	3,400	590,784
		6,149,365
Consumer finance - 0.5%
Cash America International, Inc.	31,900	892,243
Springleaf Holdings, Inc. (I)	13,500	590,220
		1,482,463
Diversified financial services - 1.1%
CBOE Holdings, Inc.	20,000	1,341,600
CME Group, Inc.	11,600	1,075,784
MarketAxess Holdings, Inc.	4,100	380,808
McGraw Hill Financial, Inc.	6,900	596,850
		3,395,042
Insurance - 4.1%
Alleghany Corp. (I)	2,174	1,017,671
Cincinnati Financial Corp.	29,800	1,603,240
First American Financial Corp.	19,400	757,958
Markel Corp. (I)	618	495,549
StanCorp Financial Group, Inc.	19,900	2,272,580
The Chubb Corp.	8,700	1,067,055
The Progressive Corp.	87,700	2,687,128

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Universal Insurance Holdings, Inc.	23,300	$688,282
XL Group PLC	51,100	1,855,952
		12,445,415
Real estate investment trusts - 3.0%
Annaly Capital Management, Inc.	383,000	3,780,210
CoreSite Realty Corp.	5,300	272,632
Digital Realty Trust, Inc.	8,000	522,560
Equinix, Inc.	900	246,060
Extra Space Storage, Inc.	15,600	1,203,696
Prologis, Inc.	11,800	459,020
Simon Property Group, Inc.	15,000	2,755,800
		9,239,978
Real estate management and development - 0.3%
CBRE Group, Inc., Class A (I)	19,100	611,200
Marcus & Millichap, Inc. (I)	4,700	216,153
		827,353
Thrifts and mortgage finance - 0.1%
Flagstar Bancorp, Inc. (I)	7,300	150,088
NMI Holdings, Inc., Class A (I)	14,300	108,680
		258,768
		49,957,494
Health care - 15.9%
Biotechnology - 3.7%
AMAG Pharmaceuticals, Inc. (I)	13,500	536,355
Amgen, Inc.	29,800	4,121,936
Gilead Sciences, Inc.	57,900	5,685,201
PDL BioPharma, Inc.	48,900	245,967
Regeneron Pharmaceuticals, Inc. (I)	1,510	702,361
		11,291,820
Health care equipment and supplies - 0.9%
Hologic, Inc. (I)	74,100	2,899,533
Health care providers and services - 5.0%
Aetna, Inc.	20,600	2,253,846
Amedisys, Inc. (I)	19,100	725,227
AmerisourceBergen Corp.	16,100	1,529,339
Anthem, Inc.	17,300	2,422,000
Centene Corp. (I)	50,700	2,749,461
LHC Group, Inc. (I)	8,800	393,976
Molina Healthcare, Inc. (I)	11,200	771,120
UnitedHealth Group, Inc.	37,600	4,361,976
		15,206,945
Life sciences tools and services - 2.0%
Cambrex Corp. (I)	54,700	2,170,496
Illumina, Inc. (I)	2,600	457,132
Mettler-Toledo International, Inc. (I)	300	85,422
Waters Corp. (I)	27,800	3,286,238
		5,999,288
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Company	2,100	124,320
Depomed, Inc. (I)	22,600	426,010
Eli Lilly & Company	56,200	4,703,378
Johnson & Johnson	20,300	1,895,005
Merck & Company, Inc.	53,600	2,647,304
Pfizer, Inc.	100,600	3,159,846
Zogenix, Inc. (I)	2,200	29,700
		12,985,563
		48,383,149

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials - 10.4%
Aerospace and defense - 3.7%
General Dynamics Corp.	28,500	$3,931,575
Lockheed Martin Corp.	2,400	497,544
Northrop Grumman Corp.	11,700	1,941,615
Orbital ATK, Inc.	11,600	833,692
Spirit AeroSystems Holdings, Inc., Class A (I)	76,800	3,712,512
The Boeing Company	400	52,380
TransDigm Group, Inc. (I)	1,100	233,651
		11,202,969
Air freight and logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (I)	7,100	245,376
Expeditors International of Washington, Inc.	12,200	574,010
		819,386
Airlines - 2.6%
Alaska Air Group, Inc.	13,200	1,048,740
Allegiant Travel Company	8,700	1,881,375
Delta Air Lines, Inc.	17,900	803,173
JetBlue Airways Corp. (I)	122,600	3,159,402
SkyWest, Inc.	30,300	505,404
United Continental Holdings, Inc. (I)	9,300	493,365
		7,891,459
Building products - 0.5%
American Woodmark Corp. (I)	13,200	856,284
AO Smith Corp.	500	32,595
Builders FirstSource, Inc. (I)	27,500	348,700
Patrick Industries, Inc. (I)	3,700	146,113
Universal Forest Products, Inc.	1,200	69,216
		1,452,908
Commercial services and supplies - 0.4%
Waste Management, Inc.	26,500	1,319,965
Construction and engineering - 1.6%
Argan, Inc.	17,800	617,304
Comfort Systems USA, Inc.	46,200	1,259,412
Dycom Industries, Inc. (I)	41,300	2,988,468
		4,865,184
Electrical equipment - 0.0%
Acuity Brands, Inc.	300	52,674
Machinery - 0.4%
AGCO Corp.	16,200	755,406
Douglas Dynamics, Inc.	6,900	137,034
Global Brass & Copper Holdings, Inc.	5,100	104,601
PACCAR, Inc.	1,900	99,123
Wabtec Corp.	800	70,440
		1,166,604
Marine - 0.3%
Matson, Inc.	25,100	966,099
Professional services - 0.6%
Equifax, Inc.	5,200	505,336
Insperity, Inc.	24,200	1,063,106
RPX Corp. (I)	31,700	434,924
		2,003,366
Road and rail - 0.0%
P.A.M. Transportation Services, Inc. (I)	2,400	79,320
		31,819,934

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology - 20.1%
Communications equipment - 1.3%
Cisco Systems, Inc.	15,000	$393,750
Harris Corp.	6,200	453,530
Infinera Corp. (I)	123,900	2,423,484
InterDigital, Inc.	9,900	500,940
Ixia (I)	5,700	82,593
		3,854,297
Electronic equipment, instruments and components - 0.7%
CDW Corp.	13,900	567,954
Keysight Technologies, Inc. (I)	37,500	1,156,500
Multi-Fineline Electronix, Inc. (I)	19,400	323,980
Tech Data Corp. (I)	3,900	267,150
		2,315,584
Internet software and services - 1.7%
Alphabet, Inc., Class A (I)	2,769	1,767,647
EarthLink Holdings Corp.	232,000	1,804,960
LogMeIn, Inc. (I)	10,400	708,864
Q2 Holdings, Inc. (I)	4,200	103,824
Stamps.com, Inc. (I)	10,900	806,709
		5,192,004
IT services - 3.1%
Accenture PLC, Class A	48,600	4,775,436
Blackhawk Network Holdings, Inc. (I)	25,400	1,076,706
Cognizant Technology
Solutions Corp., Class A (I)	6,200	388,182
EPAM Systems, Inc. (I)	5,100	380,052
Fiserv, Inc. (I)	11,100	961,371
Global Payments, Inc.	13,500	1,548,855
Leidos Holdings, Inc.	2,700	111,537
Luxoft Holding, Inc. (I)	1,400	88,606
Paychex, Inc.	2,800	133,364
The Hackett Group, Inc.	10,300	141,625
		9,605,734
Semiconductors and semiconductor equipment - 3.1%
First Solar, Inc. (I)	13,000	555,750
Lam Research Corp.	6,700	437,711
Maxim Integrated Products, Inc.	19,600	654,640
NVIDIA Corp.	165,100	4,069,715
Sigma Designs, Inc. (I)	15,300	105,417
Skyworks Solutions, Inc.	11,500	968,415
Tessera Technologies, Inc.	79,000	2,560,390
		9,352,038
Software - 6.0%
Blackbaud, Inc.	5,500	308,660
Electronic Arts, Inc. (I)	51,300	3,475,575
Ellie Mae, Inc. (I)	32,500	2,163,525
FactSet Research Systems, Inc.	18,800	3,004,428
Fortinet, Inc. (I)	50,700	2,153,736
Gigamon, Inc. (I)	12,000	240,120
Imperva, Inc. (I)	26,300	1,722,124
Manhattan Associates, Inc. (I)	33,500	2,087,050
Microsoft Corp.	28,207	1,248,442
MicroStrategy, Inc., Class A (I)	400	78,588
Red Hat, Inc. (I)	3,200	230,016
salesforce.com, Inc. (I)	2,300	159,689
Tableau Software, Inc., Class A (I)	17,000	1,356,260
		18,228,213

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals - 4.2%
Apple, Inc.	116,782	$12,881,055
		61,428,925
Materials - 2.1%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	7,500	956,850
LyondellBasell Industries NV, Class A	39,400	3,284,384
The Dow Chemical Company	7,800	330,720
		4,571,954
Construction materials - 0.3%
U.S. Concrete, Inc. (I)	4,300	205,497
Vulcan Materials Company	7,400	660,080
		865,577
Containers and packaging - 0.3%
Greif, Inc., Class A	11,500	366,965
Sealed Air Corp.	14,600	684,448
		1,051,413
		6,488,944
Telecommunication services - 3.1%
Diversified telecommunication services - 2.9%
AT&T, Inc.	190,600	6,209,748
Inteliquent, Inc.	24,000	535,920
Verizon Communications, Inc.	46,200	2,010,162
Vonage Holdings Corp. (I)	24,400	143,472
Wireless telecommunication services - 0.2%
Shenandoah Telecommunications Company	5,400	231,174
T-Mobile US, Inc. (I)	8,500	338,385
		569,559
		9,468,861
Utilities - 2.1%
Gas utilities - 0.1%
New Jersey Resources Corp.	11,400	342,342
Independent power and renewable electricity producers - 0.1%
Talen Energy Corp. (I)	38,000	383,800
Multi-utilities - 1.9%
Ameren Corp.	27,700	1,170,879
Consolidated Edison, Inc.	13,200	882,420
Public Service Enterprise Group, Inc.	31,300	1,319,608
WEC Energy Group, Inc.	45,900	2,396,898
		5,769,805
		6,495,947
TOTAL COMMON STOCKS (Cost $303,417,145)		$300,453,559

All Cap Core Trust (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 2.3%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	696,314	$6,966,833
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,966,723)		$6,966,833

SHORT-TERM INVESTMENTS - 1.5%
Money market funds - 1.5%
State Street Institutional Liquid Reserves
Fund, 0.1305% (Y)	4,552,164	4,552,164
TOTAL SHORT-TERM INVESTMENTS (Cost $4,552,164)		$4,552,164
Total Investments (All Cap Core Trust)
(Cost $314,936,032) - 102.2%		$311,972,556
Other assets and liabilities, net - (2.2%)		(6,621,243)
TOTAL NET ASSETS - 100.0%		$305,351,313

Alpha Opportunities Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 93.3%
Consumer discretionary - 13.4%
Auto components - 0.4%
Delphi Automotive PLC	35,672	$2,712,499
Automobiles - 0.5%
Fiat Chrysler Automobiles NV (I)	82	1,083
Fiat Chrysler Automobiles NV (I)	49,100	638,179
Harley-Davidson, Inc.	44,652	2,451,395
		3,090,657
Diversified consumer services - 0.1%
H&R Block, Inc.	4,826	174,701
LifeLock, Inc. (I)(L)	35,340	309,578
The Honest Company, Inc. (I)(R)	3,841	161,399
		645,678
Hotels, restaurants and leisure - 1.5%
Chipotle Mexican Grill, Inc. (I)	2,873	2,069,278
Hilton Worldwide Holdings, Inc.	42,695	979,423
Las Vegas Sands Corp.	17,314	657,413
McDonald’s Corp.	40,482	3,988,691
Melia Hotels International SA (L)	85,623	1,194,487
Wyndham Worldwide Corp.	4,927	354,251
Wynn Resorts, Ltd.	6,469	343,633
		9,587,176
Household durables - 3.4%
D.R. Horton, Inc.	44,364	1,302,527
GoPro, Inc., Class A (I)(L)	2,401	74,959
Harman International Industries, Inc.	40,913	3,927,239
iRobot Corp. (I)	23,536	685,839
Mohawk Industries, Inc. (I)	1,470	267,231
NVR, Inc. (I)	3,926	5,988,014
PulteGroup, Inc.	404,683	7,636,368
Sony Corp.	54,479	1,335,395
Whirlpool Corp.	5,674	835,553
		22,053,125
Internet and catalog retail - 2.5%
Amazon.com, Inc. (I)	19,647	10,057,103
Expedia, Inc.	4,471	526,147

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail (continued)
Groupon, Inc. (I)	177,187	$577,630
HSN, Inc.	9,555	546,928
Netflix, Inc. (I)	10,466	1,080,719
The Priceline Group, Inc. (I)	1,976	2,444,035
Vipshop Holdings, Ltd., ADR (I)	39,060	656,208
Wayfair, Inc., Class A (I)(L)	4,588	160,855
Zalando SE (I)	12,848	425,503
		16,475,128
Media - 0.6%
CyberAgent, Inc.	19,209	751,431
Markit, Ltd. (I)	18,878	547,462
Rightmove PLC	5,479	303,026
Sky Group Finance PLC	142,513	2,254,702
		3,856,621
Specialty retail - 3.6%
Advance Auto Parts, Inc.	47,993	9,096,113
CarMax, Inc. (I)	8,638	512,406
Jand, Inc., Class A (I)(R)	3,495	40,141
Lowe’s Companies, Inc.	45,404	3,129,244
Nitori Holdings Company, Ltd.	1,812	141,887
Signet Jewelers, Ltd.	4,695	639,130
The Home Depot, Inc.	35,357	4,083,380
The TJX Companies, Inc.	73,084	5,219,659
Tiffany & Company	10,250	791,505
Zhongsheng Group Holdings, Ltd.	216,250	88,183
		23,741,648
Textiles, apparel and luxury goods - 0.8%
ANTA Sports Products, Ltd.	282,569	733,494
Asics Corp.	29,211	696,221
Christian Dior SA	1,194	223,701
Kate Spade & Company (I)	23,597	450,939
NIKE, Inc., Class B	815	100,221
Pandora A/S	2,639	308,285
Samsonite International SA	689,380	2,252,809
Under Armour, Inc., Class A (I)	1,464	141,686
		4,907,356
		87,069,888
Consumer staples - 5.8%
Beverages - 2.1%
Anheuser-Busch InBev NV, ADR	14,301	1,520,482
Molson Coors Brewing Company, Class B	8,200	680,764
Monster Beverage Corp. (I)	23,200	3,135,248
The Coca-Cola Company	205,719	8,253,446
		13,589,940
Food and staples retailing - 0.3%
Ain Pharmaciez, Inc.	4,750	242,447
Seven & I Holdings Company, Ltd.	29,879	1,363,472
		1,605,919
Food products - 2.6%
ConAgra Foods, Inc.	15,369	622,598
Greencore Group PLC	493,794	2,042,155
Mondelez International, Inc., Class A	197,435	8,266,603
Nomad Foods, Ltd. (I)	226,605	3,569,468
Post Holdings, Inc. (I)	9,910	585,681
The Hershey Company	20,961	1,925,897
		17,012,402
Personal products - 0.2%
Avon Products, Inc. (L)	84,454	274,476

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Kose Corp.	3,850	$351,387
The Estee Lauder Companies, Inc., Class A	7,192	580,251
		1,206,114
Tobacco - 0.6%
British American Tobacco PLC	75,362	4,158,151
		4,158,151
		37,572,526
Energy - 5.2%
Energy equipment and services - 0.8%
Halliburton Company	114,092	4,033,152
McDermott International, Inc. (I)(L)	108,631	467,113
Patterson-UTI Energy, Inc.	23,748	312,049
Petroleum Geo-Services ASA (L)	48,366	186,159
Trican Well Service, Ltd.	223,095	113,679
		5,112,152
Oil, gas and consumable fuels - 4.4%
Chevron Corp.	38,894	3,067,959
China Suntien Green Energy Corp., Ltd.,
H Shares	2,920,350	517,879
Cobalt International Energy, Inc. (I)	207,790	1,471,153
Continental Resources, Inc. (I)	9,521	275,823
Imperial Oil, Ltd.	137,963	4,361,010
Karoon Gas Australia, Ltd. (I)(L)	652,518	764,111
Laredo Petroleum, Inc. (I)(L)	26,099	246,114
Newfield Exploration Company (I)	5,006	164,697
Occidental Petroleum Corp.	48,912	3,235,529
Pioneer Natural Resources Company	48,271	5,871,684
Rice Energy, Inc. (I)	57,448	928,360
Southwestern Energy Company (I)	131,159	1,664,408
Suncor Energy, Inc.	128,998	3,446,827
Tesoro Corp.	1,671	162,488
Tsakos Energy Navigation, Ltd.	45,569	370,476
Valero Energy Corp.	2,598	156,140
Whiting Petroleum Corp. (I)	21,031	321,143
World Fuel Services Corp.	47,574	1,703,149
		28,728,950
		33,841,102
Financials - 17.0%
Banks - 5.7%
Alpha Bank AE (I)	1,790,787	214,838
Axis Bank, Ltd.	145,708	1,109,801
Bank of America Corp.	250,353	3,900,500
BNP Paribas SA	26,304	1,548,623
BOK Financial Corp. (L)	25,205	1,631,016
Citigroup, Inc.	36,318	1,801,736
Cullen/Frost Bankers, Inc.	6,782	431,200
First Republic Bank	25,722	1,614,570
HDFC Bank, Ltd.	49,266	967,612
ICICI Bank, Ltd.	249,011	1,026,279
JPMorgan Chase & Co.	68,176	4,156,691
M&T Bank Corp.	39,910	4,867,025
Piraeus Bank SA (I)	1,138,174	99,634
Sberbank of Russia, ADR	96,000	472,320
The PNC Financial Services Group, Inc.	100,998	9,009,022
Wells Fargo & Company	84,464	4,337,226
		37,188,093
Capital markets - 1.8%
BlackRock, Inc.	21,436	6,376,567
Interactive Brokers Group, Inc., Class A	6,975	275,303

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Julius Baer Group, Ltd. (I)	7,779	$353,260
Matsui Securities Company, Ltd. (L)	31,435	272,580
Northern Trust Corp.	36,771	2,506,311
Partners Group Holding AG	1,096	371,477
SEI Investments Company	24,101	1,162,391
WisdomTree Investments, Inc. (L)	22,993	370,877
		11,688,766
Consumer finance - 0.5%
American Express Company	27,476	2,036,796
LendingClub Corp. (I)(L)	37,036	489,986
Springleaf Holdings, Inc. (I)	18,293	799,770
		3,326,552
Diversified financial services - 1.0%
Berkshire Hathaway, Inc., Class B (I)	16,237	2,117,305
CBOE Holdings, Inc.	2,600	174,408
Euronext NV (S)	4,901	209,056
Hong Kong Exchanges & Clearing, Ltd.	4,579	105,047
Intercontinental Exchange, Inc.	747	175,538
Japan Exchange Group, Inc.	17,150	250,703
London Stock Exchange Group PLC	9,061	332,124
MarketAxess Holdings, Inc.	5,584	518,642
McGraw Hill Financial, Inc.	7,804	675,046
Moody’s Corp.	7,967	782,359
MSCI, Inc.	12,107	719,882
The NASDAQ OMX Group, Inc.	3,271	174,442
		6,234,552
Insurance - 6.4%
ACE, Ltd.	78,916	8,159,914
Alleghany Corp. (I)	3,694	1,729,198
American International Group, Inc.	123,652	7,025,907
Assured Guaranty, Ltd.	61,219	1,530,475
Fairfax Financial Holdings, Ltd.	5,140	2,340,790
First American Financial Corp.	7,456	291,306
FNF Group	7,859	278,759
Markel Corp. (I)	6,608	5,298,691
Marsh & McLennan Companies, Inc.	68,656	3,585,216
MetLife, Inc.	54,129	2,552,182
Principal Financial Group, Inc.	60,000	2,840,400
Reinsurance Group of America, Inc.	19,576	1,773,390
Unum Group	76,666	2,459,445
White Mountains Insurance Group, Ltd.	2,406	1,798,004
		41,663,677
Real estate investment trusts - 1.2%
American Tower Corp.	61,009	5,367,572
Kennedy Wilson Europe Real Estate PLC	142,669	2,457,509
		7,825,081
Real estate management and development - 0.4%
Relo Holdings, Inc.	2,625	257,155
Vonovia SE	78,668	2,532,009
WeWork Companies, Inc., Class A (I)(R)	2,554	76,569
		2,865,733
		110,792,454
Health care - 15.7%
Biotechnology - 1.5%
Actelion, Ltd. (I)	1,398	177,680
Agios Pharmaceuticals, Inc. (I)	2,446	172,663
Alkermes PLC (I)	5,873	344,569
Alnylam Pharmaceuticals, Inc. (I)	4,958	398,425
Anacor Pharmaceuticals, Inc. (I)	2,267	266,849

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arena Pharmaceuticals, Inc. (I)	176,613	$337,331
Biogen, Inc. (I)	1,413	412,328
BioMarin Pharmaceutical, Inc. (I)	2,294	241,604
Celgene Corp. (I)	11,971	1,294,903
Dyax Corp. (I)	8,519	162,628
Five Prime Therapeutics, Inc. (I)	7,281	112,055
Incyte Corp. (I)	9,320	1,028,276
Portola Pharmaceuticals, Inc. (I)	43,989	1,874,811
PTC Therapeutics, Inc. (I)	2,739	73,131
Regeneron Pharmaceuticals, Inc. (I)	3,328	1,547,986
TESARO, Inc. (I)	10,468	419,767
Ultragenyx Pharmaceutical, Inc. (I)	3,301	317,919
Vertex Pharmaceuticals, Inc. (I)	6,052	630,255
		9,813,180
Health care equipment and supplies - 1.9%
Becton, Dickinson and Company	43,212	5,732,504
Boston Scientific Corp. (I)	16,748	274,835
ConforMIS, Inc. (I)	13,685	241,834
Corindus Vascular Robotics, Inc. (I)	277,191	856,520
Edwards Lifesciences Corp. (I)	3,814	542,236
Hoya Corp.	8,555	280,192
Intuitive Surgical, Inc. (I)	2,939	1,350,706
Medtronic PLC	44,927	3,007,413
Sysmex Corp.	3,101	163,769
		12,450,009
Health care providers and services - 2.1%
Acadia Healthcare Company, Inc. (I)	23,927	1,585,642
Cardinal Health, Inc.	37,921	2,913,091
Cigna Corp.	4,110	554,932
Envision Healthcare Holdings, Inc. (I)	43,006	1,582,191
HCA Holdings, Inc. (I)	8,739	676,049
Humana, Inc.	3,072	549,888
Laboratory Corp. of America Holdings (I)	20,850	2,261,600
Molina Healthcare, Inc. (I)	1,656	114,016
UnitedHealth Group, Inc.	25,582	2,967,768
Universal Health Services, Inc., Class B	5,037	628,668
WellCare Health Plans, Inc. (I)	1,355	116,774
		13,950,619
Health care technology - 0.6%
CareView Communications, Inc. (I)	1,138,737	387,057
Cerner Corp. (I)	52,785	3,164,989
		3,552,046
Life sciences tools and services - 0.2%
Illumina, Inc. (I)	7,027	1,235,487
		1,235,487
Pharmaceuticals - 9.4%
Allergan PLC (I)	24,139	6,561,222
Bristol-Myers Squibb Company	304,835	18,046,232
Eisai Company, Ltd.	49,268	2,906,888
Eli Lilly & Company	6,551	548,253
Endo International PLC (I)	3,654	253,149
Jazz Pharmaceuticals PLC (I)	2,527	335,611
Johnson & Johnson	74,641	6,967,737
Merck & Company, Inc.	221,903	10,959,789
Mylan NV (I)	117,137	4,715,936
Ono Pharmaceutical Company, Ltd.	24,812	2,941,844
Roche Holding AG	10,900	2,893,640
Santen Pharmaceutical Company, Ltd.	43,170	579,583
Shionogi & Company, Ltd.	10,942	392,218

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
TherapeuticsMD, Inc. (I)	571,693	$3,350,121
		61,452,223
		102,453,564
Industrials - 14.7%
Aerospace and defense - 2.2%
DigitalGlobe, Inc. (I)	79,705	1,515,989
Lockheed Martin Corp.	14,171	2,937,790
Northrop Grumman Corp.	12,376	2,053,797
Safran SA	5,994	450,698
TransDigm Group, Inc. (I)	4,016	853,039
United Technologies Corp.	72,997	6,496,003
		14,307,316
Air freight and logistics - 0.9%
United Parcel Service, Inc., Class B	52,984	5,228,991
XPO Logistics, Inc. (I)(L)	33,886	807,503
		6,036,494
Airlines - 1.1%
AirAsia BHD	1,132,826	330,400
American Airlines Group, Inc.	99,600	3,867,468
JetBlue Airways Corp. (I)	13,802	355,678
United Continental Holdings, Inc. (I)	50,500	2,679,025
		7,232,571
Building products - 1.6%
Builders FirstSource, Inc. (I)	42,333	536,782
Fortune Brands Home & Security, Inc.	97,894	4,647,028
Lennox International, Inc.	40,080	4,542,266
Owens Corning	7,880	330,251
Wienerberger AG	12,612	222,232
		10,278,559
Commercial services and supplies - 0.7%
Clean Harbors, Inc. (I)	67,871	2,984,288
Stericycle, Inc. (I)	11,100	1,546,341
		4,530,629
Construction and engineering - 0.3%
Abengoa SA, B Shares (L)	365,861	340,900
Jacobs Engineering Group, Inc. (I)	43,542	1,629,777
		1,970,677
Electrical equipment - 1.5%
Acuity Brands, Inc.	2,940	516,205
Capstone Turbine Corp. (I)(L)	798,689	271,554
Eaton Corp. PLC	86,416	4,433,141
Generac Holdings, Inc. (I)(L)	134,905	4,059,291
Zumtobel Group AG	17,512	385,077
		9,665,268
Industrial conglomerates - 0.9%
3M Company	21,506	3,048,906
Danaher Corp.	34,270	2,920,147
		5,969,053
Machinery - 1.5%
Allison Transmission Holdings, Inc.	93,347	2,491,431
Arcam AB (I)(L)	66,494	1,172,014
DMG Mori Seiki Company, Ltd.	24,385	310,395
IDEX Corp.	21,436	1,528,387
Jain Irrigation Systems, Ltd.	1,228,321	1,208,221
KUKA AG (L)	2,806	215,344
PACCAR, Inc.	45,510	2,374,257

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Vallourec SA	19,197	$170,538
		9,470,587
Marine - 0.0%
Scorpio Bulkers, Inc. (I)	144,038	210,295
		210,295
Professional services - 0.1%
Nielsen Holdings PLC	5,119	227,642
Randstad Holding NV	2,491	148,889
		376,531
Road and rail - 3.5%
AMERCO	3,953	1,555,387
Canadian National Railway Company	74,588	4,235,503
DSV A/S	37,491	1,400,923
East Japan Railway Company	2,138	180,160
Genesee & Wyoming, Inc., Class A (I)	58,906	3,480,166
Hertz Global Holdings, Inc. (I)	287,312	4,806,730
Landstar System, Inc.	30,396	1,929,234
Old Dominion Freight Line, Inc. (I)	2,934	178,974
Union Pacific Corp.	56,515	4,996,491
		22,763,568
Trading companies and distributors - 0.4%
AerCap Holdings NV (I)	12,300	470,352
MSC Industrial Direct Company, Inc., Class A	37,648	2,297,657
		2,768,009
		95,579,557
Information technology - 15.6%
Communications equipment - 2.2%
Cisco Systems, Inc.	462,053	12,128,891
Motorola Solutions, Inc.	33,032	2,258,728
ParkerVision, Inc. (I)(L)	765,905	143,607
		14,531,226
Electronic equipment, instruments and components - 0.5%
Alps Electric Company, Ltd.	18,220	514,533
Arrow Electronics, Inc. (I)	40,816	2,256,308
Hamamatsu Photonics KK	4,836	109,444
Ingenico SA	1,673	202,159
Murata Manufacturing Company, Ltd.	1,875	242,202
		3,324,646
Internet software and services - 4.8%
58.com, Inc., ADR (I)(L)	5,708	268,561
Alibaba Group Holding, Ltd., ADR (I)	8,030	473,529
Alphabet, Inc., Class A (I)	2,577	1,645,079
Alphabet, Inc., Class C (I)	10,590	6,443,168
Apigee Corp. (I)	20,251	211,800
Baidu, Inc., ADR (I)	2,109	289,798
Bitauto Holdings, Ltd., ADR (I)	9,374	279,064
CoStar Group, Inc. (I)	31,630	5,473,888
Coupons.com, Inc. (I)(L)	119,424	1,074,816
Envestnet, Inc. (I)	4,900	146,853
Facebook, Inc., Class A (I)	67,638	6,080,656
Gogo, Inc. (I)(L)	55,038	840,981
GrubHub, Inc. (I)	9,275	225,754
j2 Global, Inc.	3,024	214,250
Monster Worldwide, Inc. (I)	82,092	527,031
Pandora Media, Inc. (I)	8,190	174,775
Shutterstock, Inc. (I)(L)	15,224	460,374
Tencent Holdings, Ltd.	111,627	1,881,651
United Internet AG	2,187	110,877

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
VeriSign, Inc. (I)	1,200	$84,672
Weibo Corp., ADR (I)(L)	20,814	243,316
Zillow Group, Inc., Class A (I)(L)	46,129	1,325,286
Zillow Group, Inc., Class C (I)(L)	99,808	2,694,816
		31,170,995
IT services - 1.6%
Accenture PLC, Class A	42,826	4,208,083
Automatic Data Processing, Inc.	32,909	2,644,567
Broadridge Financial Solutions, Inc.	1,654	91,549
EPAM Systems, Inc. (I)	3,868	288,243
Fidelity National Information Services, Inc.	1,083	72,648
FleetCor Technologies, Inc. (I)	1,023	140,785
Genpact, Ltd. (I)	5,545	130,917
Global Payments, Inc.	3,820	438,269
MasterCard, Inc., Class A	3,515	316,772
Nomura Research Institute, Ltd.	7,488	287,443
Optimal Payments PLC (I)	336,650	1,650,782
Sabre Corp.	6,622	179,986
Visa, Inc., Class A	4,575	318,695
		10,768,739
Semiconductors and semiconductor equipment - 2.9%
Avago Technologies, Ltd.	2,794	349,278
Cypress Semiconductor Corp. (I)	114,552	975,983
GCL-Poly Energy Holdings, Ltd. (I)	4,016,730	778,099
Intel Corp.	103,818	3,129,075
Micron Technology, Inc. (I)	235,400	3,526,292
NXP Semiconductors NV (I)	65,338	5,688,980
Sumco Corp.	229,465	2,058,053
SunEdison Semiconductor, Ltd. (I)	36,482	384,524
SunEdison, Inc. (I)(L)	144,546	1,037,840
SunPower Corp. (I)(L)	37,696	755,428
		18,683,552
Software - 3.1%
Activision Blizzard, Inc.	15,923	491,861
Adobe Systems, Inc. (I)	13,950	1,146,969
DraftKings, Inc. (I)(R)	75,450	538,713
EnerNOC, Inc. (I)	105,576	834,050
FactSet Research Systems, Inc.	16,110	2,574,539
Fortinet, Inc. (I)	3,736	158,705
Guidewire Software, Inc. (I)	3,669	192,916
Manhattan Associates, Inc. (I)	5,034	313,618
Microsoft Corp.	197,344	8,734,445
Nintendo Company, Ltd.	5,154	868,715
ServiceNow, Inc. (I)	14,873	1,032,930
Square Enix Holdings Company, Ltd.	4,280	106,151
Tangoe, Inc. (I)	49,201	354,247
The Ultimate Software Group, Inc. (I)	1,200	214,812
Workday, Inc., Class A (I)	39,916	2,748,616
		20,311,287
Technology hardware, storage and peripherals - 0.5%
Apple, Inc.	21,379	2,358,104
Stratasys, Ltd. (I)(L)	25,726	681,482
		3,039,586
		101,830,031
Materials - 4.0%
Chemicals - 1.8%
Daicel Corp.	19,602	240,630
Methanex Corp.	46,252	1,533,716
Platform Specialty Products Corp. (I)	56,895	719,722

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Platform Specialty Products Corp. (I)	66,923	$846,576
Platform Specialty Products Corp. (I)	100,768	1,274,715
Praxair, Inc.	45,053	4,589,099
Syngenta AG, ADR	13,130	837,431
The Sherwin-Williams Company	4,666	1,039,491
Wacker Chemie AG	6,371	484,583
		11,565,963
Construction materials - 0.4%
Buzzi Unicem SpA (L)	117,479	1,963,766
Martin Marietta Materials, Inc.	4,738	719,939
Vulcan Materials Company	3,800	338,960
		3,022,665
Containers and packaging - 0.7%
Ball Corp.	23,732	1,476,130
Packaging Corp. of America	9,959	599,133
Silgan Holdings, Inc.	28,445	1,480,278
Smurfit Kappa Group PLC	33,133	892,670
		4,448,211
Paper and forest products - 1.1%
Louisiana-Pacific Corp. (I)	216,213	3,078,873
Norbord, Inc.	283,475	4,065,726
		7,144,599
		26,181,438
Telecommunication services - 0.4%
Diversified telecommunication services - 0.3%
Verizon Communications, Inc.	53,377	2,322,433
		2,322,433
Wireless telecommunication services - 0.1%
SoftBank Group Corp.	8,220	380,091
		380,091
		2,702,524
Utilities - 1.5%
Electric utilities - 0.5%
Xcel Energy, Inc.	92,680	3,281,799
		3,281,799
Gas utilities - 0.3%
UGI Corp.	44,840	1,561,329
Independent power and renewable electricity producers - 0.1%
China Longyuan Power Group Corp., H Shares	719,125	777,791
		777,791
Multi-utilities - 0.6%
Dominion Resources, Inc.	54,910	3,864,566
		3,864,566
		9,485,485
TOTAL COMMON STOCKS (Cost $628,894,200)		$607,508,569

PREFERRED SECURITIES - 2.1%
Consumer discretionary - 0.1%
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	8,963	376,625
Specialty retail - 0.0%
Jand, Inc., Series D (I)(R)	7,805	89,643
		466,268

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials - 0.2%
Capital markets - 0.1%
Forward Venture (I)(R)	14,346	$578,718
Real estate management and development - 0.1%
Redfin Corp. (I)(R)	78,202	257,887
WeWork Companies, Inc., Series D1 (I)(R)	12,694	380,566
WeWork Companies, Inc., Series D2 (I)(R)	9,974	299,021
		937,474
		1,516,192
Industrials - 0.1%
Electrical equipment - 0.1%
Lithium Technology Corp. (I)(R)	118,631	588,410
Information technology - 1.7%
Electronic equipment, instruments and components - 0.1%
Veracode, Inc. (I)(R)	18,712	532,731
Internet software and services - 0.9%
DocuSign, Inc., Series B (I)(R)	865	16,516
DocuSign, Inc., Series B1 (I)(R)	259	4,945
DocuSign, Inc., Series D (I)(R)	621	11,857
DocuSign, Inc., Series E (I)(R)	16,071	306,845
DocuSign, Inc., Series F (I)(R)	2,107	40,229
Dropbox, Inc., Series C (I)(R)	10,895	170,943
Lookout, Inc., Series F (I)(R)	25,174	219,517
Uber Technologies, Inc. (I)(R)	142,224	5,164,153
		5,935,005
Software - 0.6%
Birst, Inc.,Series F (I)(R)	46,072	269,102
Cloudera, Inc., Series F (I)(R)	15,771	471,868
Essence Group Holdings Corp. (I)(R)	203,629	390,968
MarkLogic Corp., Series F (I)(R)	30,839	358,170
Nutanix, Inc. (I)(R)	32,127	603,666
Pinterest, Inc., Series G (I)(R)	32,419	1,163,695
Zuora, Inc., Series F (I)(R)	99,899	379,546
		3,637,015
Technology hardware, storage and peripherals - 0.1%
Pure Storage, Inc., Series F (I)(R)	62,660	958,698
		11,063,449
TOTAL PREFERRED SECURITIES (Cost $9,451,952)		$13,634,319

WARRANTS - 0.1%
Moscow Exchange MICEX (Expiration Date:
04/18/2023; Strike Price: RUB 0.00) (I)(S)	661,840	809,563
TOTAL WARRANTS (Cost $1,078,848)		$809,563

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 2.9%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	1,879,690	$18,806,863
TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,806,478)		$18,806,863

SHORT-TERM INVESTMENTS - 4.4%
Repurchase agreement - 4.4%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2015 at 0.120% to
be repurchased at $28,400,095 on
10/01/2015, collateralized by $28,892,900
U.S. Treasury Notes, 1.000% due
09/15/2018 (valued at $28,968,024,
including interest)	$28,400,000	$28,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,400,000)		$28,400,000
Total Investments (Alpha Opportunities Trust)
(Cost $686,631,478) - 102.8%		$669,159,314
Other assets and liabilities, net - (2.8%)		(18,252,494)
TOTAL NET ASSETS - 100.0%		$650,906,820

American Asset Allocation Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	75,416,617	$1,500,036,522
TOTAL INVESTMENT COMPANIES (Cost $1,078,344,239)		$1,500,036,522
Total Investments (American Asset Allocation Trust)
(Cost $1,078,344,239) - 100.0%		$1,500,036,522
Other assets and liabilities, net - 0.0%		(22,945)
TOTAL NET ASSETS - 100.0%		$1,500,013,577

American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	9,221,347	$229,703,762
TOTAL INVESTMENT COMPANIES (Cost $222,390,168)		$229,703,762
Total Investments (American Global Growth Trust)
(Cost $222,390,168) - 100.0%		$229,703,762
Other assets and liabilities, net - 0.0%		108,260
TOTAL NET ASSETS - 100.0%		$229,812,022

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

American Growth Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	14,023,099	$889,485,159
TOTAL INVESTMENT COMPANIES (Cost $710,160,752)		$889,485,159
Total Investments (American Growth Trust)
(Cost $710,160,752) - 100.0%		$889,485,159
Other assets and liabilities, net - 0.0%		(20,289)
TOTAL NET ASSETS - 100.0%		$889,464,870

American Growth-Income Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	24,853,216	$1,070,428,031
TOTAL INVESTMENT COMPANIES (Cost $894,038,899)		$1,070,428,031
Total Investments (American Growth-Income Trust)
(Cost $894,038,899) - 100.0%		$1,070,428,031
Other assets and liabilities, net - 0.0%		(22,783)
TOTAL NET ASSETS - 100.0%		$1,070,405,248

American International Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	29,481,532	$526,540,167
TOTAL INVESTMENT COMPANIES (Cost $467,118,165)		$526,540,167
Total Investments (American International Trust)
(Cost $467,118,165) - 100.0%		$526,540,167
Other assets and liabilities, net - 0.0%		(16,405)
TOTAL NET ASSETS - 100.0%		$526,523,762

American New World Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,657,431	$65,577,731
TOTAL INVESTMENT COMPANIES (Cost $81,379,130)		$65,577,731
Total Investments (American New World Trust)
(Cost $81,379,130) - 100.0%		$65,577,731
Other assets and liabilities, net - 0.0%		(12,742)
TOTAL NET ASSETS - 100.0%		$65,564,989

Blue Chip Growth Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.5%
Consumer discretionary - 26.7%
Auto components - 0.1%
BorgWarner, Inc.	14,900	$619,691
Delphi Automotive PLC	15,700	1,193,828
		1,813,519
Automobiles - 0.7%
Tesla Motors, Inc. (I)(L)	46,960	11,664,865
Hotels, restaurants and leisure - 4.7%
Carnival Corp.	18,500	919,450
Chipotle Mexican Grill, Inc. (I)	12,800	9,219,200
Hilton Worldwide Holdings, Inc.	412,122	9,454,079
Las Vegas Sands Corp.	9,200	349,324
Marriott International, Inc., Class A	61,229	4,175,818
MGM Resorts International (I)	287,000	5,295,150
Norwegian Cruise Line Holdings, Ltd. (I)	170,600	9,775,380
Royal Caribbean Cruises, Ltd.	93,100	8,294,279
Starbucks Corp.	488,900	27,789,076
		75,271,756
Internet and catalog retail - 12.1%
Amazon.com, Inc. (I)	197,989	101,348,589
Ctrip.com International, Ltd., ADR (I)	55,000	3,474,900
Expedia, Inc.	7,400	870,832
JD.com, Inc., ADR (I)	81,000	2,110,860
Netflix, Inc. (I)	233,100	24,069,906
The Priceline Group, Inc. (I)	45,200	55,906,072
Vipshop Holdings, Ltd., ADR (I)(L)	378,700	6,362,160
		194,143,319
Media - 1.0%
The Walt Disney Company	146,700	14,992,740
Time Warner, Inc.	4,500	309,375
		15,302,115
Specialty retail - 6.4%
AutoZone, Inc. (I)	13,700	9,916,471
CarMax, Inc. (I)	61,600	3,654,112
L Brands, Inc.	57,400	5,173,462
Lowe’s Companies, Inc.	326,900	22,529,948
O’Reilly Automotive, Inc. (I)	81,800	20,450,000
Ross Stores, Inc.	209,400	10,149,618
The Home Depot, Inc.	164,000	18,940,360
Tractor Supply Company	131,900	11,121,808
		101,935,779
Textiles, apparel and luxury goods - 1.7%
Hanesbrands, Inc.	396,300	11,468,922
NIKE, Inc., Class B	109,100	13,416,027
PVH Corp.	20,700	2,110,158
VF Corp.	14,400	982,224
		27,977,331
		428,108,684
Consumer staples - 3.2%
Beverages - 0.3%
Constellation Brands, Inc., Class A	38,800	4,858,148
Monster Beverage Corp. (I)	4,800	648,672
		5,506,820
Food and staples retailing - 2.5%
Costco Wholesale Corp.	19,900	2,876,943
CVS Health Corp.	216,500	20,887,920
Walgreens Boots Alliance, Inc.	197,800	16,437,180
		40,202,043

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products - 0.4%
The Estee Lauder Companies, Inc., Class A	74,400	$6,002,592
		51,711,455
Energy - 0.5%
Oil, gas and consumable fuels - 0.5%
Cimarex Energy Company	19,400	1,988,112
Concho Resources, Inc. (I)	16,300	1,602,290
EQT Corp.	63,300	4,099,941
Pioneer Natural Resources Company	7,500	912,300
		8,602,643
		8,602,643
Financials - 6.5%
Banks - 0.1%
Citigroup, Inc.	19,100	947,551
Capital markets - 3.5%
Ameriprise Financial, Inc.	90,851	9,914,570
Morgan Stanley	604,700	19,048,050
Northern Trust Corp.	28,289	1,928,178
State Street Corp.	138,407	9,302,334
TD Ameritrade Holding Corp.	427,900	13,624,336
The Bank of New York Mellon Corp.	77,200	3,022,380
		56,839,848
Diversified financial services - 0.9%
Intercontinental Exchange, Inc.	63,300	14,874,867
Insurance - 0.4%
Aon PLC	2,000	177,220
Marsh & McLennan Companies, Inc.	106,500	5,561,430
		5,738,650
Real estate investment trusts - 1.6%
American Tower Corp.	283,838	24,972,067
		103,372,983
Health care - 24.9%
Biotechnology - 9.0%
AbbVie, Inc.	9,400	511,454
Alexion Pharmaceuticals, Inc. (I)	225,100	35,203,389
Amgen, Inc.	900	124,488
Biogen, Inc. (I)	58,000	16,924,980
Celgene Corp. (I)	305,800	33,078,386
Gilead Sciences, Inc.	313,100	30,743,289
Incyte Corp. (I)	12,500	1,379,125
Regeneron Pharmaceuticals, Inc. (I)	36,000	16,745,040
Vertex Pharmaceuticals, Inc. (I)	90,600	9,435,084
		144,145,235
Health care equipment and supplies - 2.2%
Becton, Dickinson and Company	85,100	11,289,366
Hologic, Inc. (I)	45,600	1,784,328
Intuitive Surgical, Inc. (I)	23,700	10,892,046
Medtronic PLC	60,611	4,057,300
Stryker Corp.	76,479	7,196,674
		35,219,714
Health care providers and services - 6.6%
Aetna, Inc.	59,400	6,498,954
AmerisourceBergen Corp.	66,100	6,278,839
Anthem, Inc.	107,600	15,064,000
Cardinal Health, Inc.	134,100	10,301,562
Cigna Corp.	21,200	2,862,424
Henry Schein, Inc. (I)	2,400	318,528
Humana, Inc.	18,600	3,329,400

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
McKesson Corp.	200,000	$37,006,000
UnitedHealth Group, Inc.	211,300	24,512,913
		106,172,620
Life sciences tools and services - 1.4%
Thermo Fisher Scientific, Inc.	179,000	21,888,120
Pharmaceuticals - 5.7%
Allergan PLC (I)	136,998	37,237,426
Bristol-Myers Squibb Company	199,900	11,834,080
Eli Lilly & Company	146,600	12,268,954
Perrigo Company PLC	1,200	188,724
Shire PLC, ADR	7,100	1,457,133
Valeant Pharmaceuticals International, Inc. (I)	159,700	28,487,286
		91,473,603
		398,899,292
Industrials - 9.7%
Aerospace and defense - 1.8%
Lockheed Martin Corp.	5,700	1,181,667
Textron, Inc.	83,600	3,146,704
The Boeing Company	185,200	24,251,940
		28,580,311
Air freight and logistics - 0.7%
FedEx Corp.	72,700	10,467,346
Airlines - 2.1%
Alaska Air Group, Inc.	37,300	2,963,485
American Airlines Group, Inc.	474,700	18,432,601
Delta Air Lines, Inc.	2,700	121,149
United Continental Holdings, Inc. (I)	241,200	12,795,660
		34,312,895
Industrial conglomerates - 3.8%
Danaher Corp.	589,426	50,224,989
Roper Technologies, Inc.	64,800	10,154,160
		60,379,149
Machinery - 0.6%
Flowserve Corp.	5,200	213,928
Wabtec Corp.	110,500	9,729,525
		9,943,453
Professional services - 0.2%
IHS, Inc., Class A (I)	21,800	2,528,800
Verisk Analytics, Inc. (I)	2,300	169,993
		2,698,793
Road and rail - 0.5%
Canadian Pacific Railway, Ltd.	36,000	5,168,520
J.B. Hunt Transport Services, Inc.	40,700	2,905,980
Kansas City Southern	1,300	118,144
Union Pacific Corp.	7,500	663,075
		8,855,719
		155,237,666
Information technology - 26.4%
Internet software and services - 12.8%
Akamai Technologies, Inc. (I)	48,100	3,321,786
Alibaba Group Holding, Ltd., ADR (I)	226,861	13,377,993
Baidu, Inc., ADR (I)	62,400	8,574,384
Facebook, Inc., Class A (I)	584,808	52,574,239
Google, Inc., Class A (I)	61,866	39,493,398
Google, Inc., Class C (I)	98,598	59,988,995
LinkedIn Corp., Class A (I)	50,700	9,639,591

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Tencent Holdings, Ltd.	1,117,400	$18,835,554
		205,805,940
IT services - 6.7%
Cognizant Technology
Solutions Corp., Class A (I)	54,700	3,424,767
Fiserv, Inc. (I)	169,100	14,645,751
MasterCard, Inc., Class A	483,900	43,609,068
Visa, Inc., Class A	665,400	46,351,764
		108,031,350
Software - 5.1%
Electronic Arts, Inc. (I)	86,200	5,840,050
Microsoft Corp.	724,500	32,066,370
Red Hat, Inc. (I)	139,687	10,040,702
salesforce.com, Inc. (I)	365,100	25,348,893
ServiceNow, Inc. (I)	110,800	7,695,060
		80,991,075
Technology hardware, storage and peripherals - 1.8%
Apple, Inc.	257,600	28,413,280
		423,241,645
Materials - 1.5%
Chemicals - 1.5%
Ashland, Inc.	41,200	4,145,544
Ecolab, Inc.	98,800	10,840,336
PPG Industries, Inc.	1,400	122,766
The Sherwin-Williams Company	37,200	8,287,416
		23,396,062
		23,396,062
Telecommunication services - 0.1%
Wireless telecommunication services - 0.1%
T-Mobile US, Inc. (I)	40,400	1,608,324
TOTAL COMMON STOCKS (Cost $1,060,859,782)		$1,594,178,754

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	1,222,565	12,232,132
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,231,847)		$12,232,132

SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	500,000	500,000
T. Rowe Price Reserve Investment
Fund, 0.1013% (Y)	12,837,546	12,837,546
		13,337,546
TOTAL SHORT-TERM INVESTMENTS (Cost $13,337,546)		$13,337,546
Total Investments (Blue Chip Growth Trust)
(Cost $1,086,429,175) - 101.1%		$1,619,748,432
Other assets and liabilities, net - (1.1%)		(17,836,508)
TOTAL NET ASSETS - 100.0%		$1,601,911,924

Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 44.9%
U.S. Government - 13.2%
U.S. Treasury Bonds
2.000%, 08/15/2025	$334,581,000	$332,968,989
2.500%, 02/15/2045	168,499,000	155,238,466
3.000%, 05/15/2045	32,862,000	33,654,467
3.125%, 11/15/2041 to 02/15/2042	501,955,000	529,138,394
U.S. Treasury Notes
1.000%, 06/30/2019	82,895,000	82,499,922
1.750%, 09/30/2019	123,000,000	125,620,146
		1,259,120,384
U.S. Government Agency - 31.7%
Federal Farm Credit Bank
1.740%, 03/11/2020	60,150,000	60,160,707
2.350%, 03/14/2022	23,765,000	23,607,058
2.500%, 06/20/2022	16,277,000	16,281,118
2.920%, 12/13/2027	4,851,000	4,710,792
Federal Home Loan Bank
2.900%, 09/05/2025	7,433,333	7,364,099
3.170%, 10/04/2027	7,600,000	7,564,744
3.250%, 06/21/2027	10,221,212	10,224,534
Federal Home Loan Mortgage Corp.
1.750%, 05/30/2019	40,395,000	41,162,949
2.372%, 04/01/2042 (P)	21,517,083	22,130,653
2.459%, 09/01/2039 (P)	1,356,871	1,451,343
2.547%, 06/01/2044 (P)	16,368,647	16,864,871
2.603%, 06/01/2044 (P)	13,011,239	13,425,003
2.604%, 11/01/2041 (P)	376,313	402,514
2.668%, 06/01/2035 (P)	4,288,419	4,587,000
2.673%, 05/01/2044 (P)	17,585,224	18,182,216
2.992%, 03/01/2044 (P)	17,529,326	18,205,861
3.000%, 02/01/2043 to 03/01/2043	52,893,587	53,937,819
3.460%, 05/01/2042 (P)	16,288,338	17,317,085
3.500%, 02/01/2026 to 04/01/2044	109,709,592	115,449,299
4.000%, 09/01/2041 to 11/01/2043	62,616,864	67,116,513
4.337%, 09/01/2039 (P)	587,423	628,322
4.500%, 08/01/2040 to 10/01/2041	90,320,100	98,281,107
5.000%, 09/01/2040 to 03/01/2041	24,849,965	27,332,812
5.500%, 07/01/2037 to 05/01/2039	13,477,274	14,984,083
Federal National Mortgage Association
1.570%, 01/09/2020	209,075,000	209,249,787
1.600%, 01/30/2020	76,915,000	76,996,222
1.929%, 08/01/2042 (P)	1,107,806	1,140,403
2.340%, 10/01/2035 (P)	43,698,804	46,331,045
2.360%, 12/14/2022	50,000,000	49,988,250
2.382%, 04/01/2042 (P)	8,267,616	8,680,608
2.500%, 03/27/2023	45,510,000	45,640,523
2.504%, 02/01/2042 (P)	7,389,773	7,782,462
2.914%, 01/01/2044 (P)	10,921,205	11,319,845
2.918%, 03/01/2044 (P)	16,709,272	17,348,761
2.936%, 02/01/2042 (P)	4,502,680	4,701,777
3.000%, 07/01/2027 to 04/01/2043	156,020,845	158,046,903
3.250%, 07/26/2032	4,317,000	4,181,541
3.500%, 11/01/2025 to 04/01/2045	459,207,324	482,266,009
3.901%, 02/01/2040 (P)	193,923	205,095
4.000%, 12/01/2024 to 06/01/2044	497,906,560	536,533,781
4.500%, 01/01/2027 to 05/01/2042	362,976,385	395,102,206
4.628%, 09/01/2039 (P)	1,507,387	1,612,339
5.000%, 02/01/2033 to 12/01/2041	174,444,714	193,227,950
5.500%, 02/01/2035 to 03/01/2041	55,102,859	61,821,174
6.000%, 02/01/2037 to 06/01/2040	1,305,598	1,494,549
6.500%, 10/01/2038 to 06/01/2039	19,571,554	22,610,719
Government National Mortgage Association
2.500%, 11/20/2039 (P)	3,591,443	3,716,816

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
4.000%, 10/15/2039 to 11/15/2041	$19,935,101	$21,376,069
5.000%, 08/15/2039	162,942	180,719
		3,022,928,055
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $4,234,009,130)		$4,282,048,439

CORPORATE BONDS - 36.0%
Consumer discretionary - 3.8%
21st Century Fox America, Inc.
6.150%, 03/01/2037	4,605,000	5,209,825
6.400%, 12/15/2035	4,125,000	4,790,668
Amazon.com, Inc.
4.950%, 12/05/2044	19,265,000	19,691,700
AutoNation, Inc.
4.500%, 10/01/2025	6,050,000	6,168,810
BorgWarner, Inc.
3.375%, 03/15/2025	6,740,000	6,602,369
Brinker International, Inc.
2.600%, 05/15/2018	9,353,000	9,424,681
CCO Safari II LLC
3.579%, 07/23/2020 (S)	2,880,000	2,858,990
6.484%, 10/23/2045 (S)	14,260,000	14,376,034
Delphi Corp.
5.000%, 02/15/2023	32,805,000	33,953,175
DIRECTV Holdings LLC
4.450%, 04/01/2024	19,175,000	19,693,128
Ford Motor Company
4.750%, 01/15/2043	5,310,000	4,983,812
Ford Motor Credit Company LLC
5.875%, 08/02/2021	34,319,000	38,752,328
General Motors Company
4.875%, 10/02/2023	23,865,000	24,229,061
General Motors Financial Company, Inc.
3.250%, 05/15/2018	25,810,000	26,037,205
Harman International Industries, Inc.
4.150%, 05/15/2025	6,365,000	6,332,475
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	12,631,000	13,302,262
Magna International, Inc.
4.150%, 10/01/2025	6,050,000	6,053,110
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	17,070,000	17,264,137
QVC, Inc.
4.375%, 03/15/2023	12,905,000	12,548,603
5.125%, 07/02/2022	9,060,000	9,316,588
5.450%, 08/15/2034	11,775,000	10,525,237
Scripps Networks Interactive, Inc.
3.950%, 06/15/2025	15,505,000	15,014,995
Seminole Indian Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	100,000	104,500
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	26,481,000	27,474,038
The Home Depot, Inc.
3.350%, 09/15/2025	8,565,000	8,726,099
Time Warner Cable, Inc.
8.250%, 04/01/2019	15,105,000	17,620,466
		361,054,296

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples - 1.6%
Beam Suntory, Inc.
1.750%, 06/15/2018	$25,000,000	$24,895,575
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	26,963,000	32,215,231
CVS Health Corp.
5.125%, 07/20/2045	17,015,000	18,310,335
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	18,065,000	18,091,447
5.200%, 07/15/2045 (S)	12,080,000	12,800,681
Pernod Ricard SA
5.750%, 04/07/2021 (S)	14,632,000	16,460,678
Reynolds American, Inc.
2.300%, 06/12/2018	11,505,000	11,629,565
4.450%, 06/12/2025	12,645,000	13,236,546
		147,640,058
Energy - 4.4%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,675,000	17,309,353
Boardwalk Pipelines LP
5.500%, 02/01/2017	5,820,000	5,990,439
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	16,165,000	15,140,802
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025 (S)	12,125,000	11,774,672
Continental Resources, Inc.
3.800%, 06/01/2024	2,545,000	2,065,003
5.000%, 09/15/2022	25,935,000	22,693,125
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,925,000	16,719,701
DCP Midstream Operating LP
2.500%, 12/01/2017	6,856,000	6,287,542
3.875%, 03/15/2023	6,220,000	5,196,928
Energy Transfer Partners LP
2.500%, 06/15/2018	5,265,000	5,241,992
5.150%, 03/15/2045	12,840,000	10,021,209
9.700%, 03/15/2019	10,360,000	12,360,620
EnLink Midstream Partners LP
4.150%, 06/01/2025	6,725,000	6,171,445
Enterprise Products Operating LLC
6.500%, 01/31/2019	32,015,000	35,908,248
6.650%, 04/15/2018	6,845,000	7,600,893
Enterprise Products Operating LLC (8.375% to
08/01/2016, then 3 month LIBOR + 3.708%)
08/01/2066	16,460,000	16,192,525
Freeport-McMoran Oil & Gas LLC
6.750%, 02/01/2022	18,276,000	16,041,759
6.875%, 02/15/2023	4,076,000	3,606,241
Kerr-McGee Corp.
6.950%, 07/01/2024	12,690,000	14,860,688
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	6,675,000	6,876,031
Kinder Morgan, Inc.
5.550%, 06/01/2045	13,460,000	11,185,825
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	18,780,000	18,028,800
MPLX LP
4.000%, 02/15/2025	5,585,000	5,124,975
Northwest Pipeline LLC
6.050%, 06/15/2018	23,354,000	25,753,740
ONEOK Partners LP
3.200%, 09/15/2018	10,580,000	10,632,022
Petroleos Mexicanos
4.875%, 01/24/2022	6,650,000	6,608,438

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Rowan Companies, Inc.
4.875%, 06/01/2022	$14,278,000	$10,644,021
SESI LLC
7.125%, 12/15/2021	21,880,000	21,469,750
Shell International Finance BV
4.375%, 05/11/2045	26,885,000	26,471,993
Suncor Energy, Inc.
6.100%, 06/01/2018	10,005,000	11,062,188
Williams Partners LP
4.875%, 05/15/2023 to 03/15/2024	34,730,000	31,405,809
		416,446,777
Financials - 16.6%
American Express Company
3.625%, 12/05/2024	10,435,000	10,328,511
American Tower Corp.
3.400%, 02/15/2019	12,115,000	12,471,520
4.700%, 03/15/2022	11,995,000	12,613,870
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	6,740,000	6,909,349
ARC Properties Operating Partnership LP
2.000%, 02/06/2017	22,865,000	22,407,700
4.600%, 02/06/2024	19,901,000	19,104,960
Ares Capital Corp.
3.875%, 01/15/2020	15,750,000	16,218,216
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	18,655,000	19,408,681
AvalonBay Communities, Inc.
3.450%, 06/01/2025	8,035,000	7,923,137
AXA SA
8.600%, 12/15/2030	2,020,000	2,740,898
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	7,350,000	7,832,381
Bank of America Corp.
3.300%, 01/11/2023	11,295,000	11,227,196
3.950%, 04/21/2025	5,180,000	5,041,373
4.200%, 08/26/2024	10,300,000	10,281,203
4.250%, 10/22/2026	10,320,000	10,207,213
6.875%, 04/25/2018	17,446,000	19,499,534
Bank of Montreal
1.400%, 04/10/2018	24,025,000	23,872,297
Barclays Bank PLC
6.050%, 12/04/2017 (S)	18,450,000	19,952,697
10.179%, 06/12/2021 (S)	17,215,000	22,553,079
BNP Paribas SA
2.375%, 09/14/2017	29,711,000	30,158,388
Boston Properties LP
3.700%, 11/15/2018	8,589,000	9,000,748
BPCE SA
4.500%, 03/15/2025 (S)	17,505,000	16,852,519
5.700%, 10/22/2023 (S)	15,445,000	16,286,027
Capital One Bank USA NA
1.300%, 06/05/2017	10,440,000	10,369,154
2.300%, 06/05/2019	24,797,000	24,602,393
Capital One Financial Corp.
2.450%, 04/24/2019	9,940,000	9,908,997
Capital One NA
2.350%, 08/17/2018	12,840,000	12,876,697
Citigroup, Inc.
4.500%, 01/14/2022	19,730,000	21,342,020

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CNA Financial Corp.
7.250%, 11/15/2023	$8,388,000	$9,971,814
Credit Agricole SA
4.375%, 03/17/2025 (S)	14,955,000	14,441,027
Credit Agricole SA (8.125% to 09/19/2018,
then 5 Year U.S. Swap Rate + 6.283%)
09/19/2033 (S)	11,835,000	12,926,187
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	25,984,000	28,066,644
6.113%, 01/15/2020 (S)	19,877,000	22,401,021
Discover Bank
2.600%, 11/13/2018	18,510,000	18,589,038
8.700%, 11/18/2019	16,975,000	20,281,407
Discover Financial Services
3.950%, 11/06/2024	13,890,000	13,675,455
5.200%, 04/27/2022	15,235,000	16,268,405
Doric Nimrod Air Alpha 2013-1 Class A Pass
Through Trust
5.250%, 05/30/2023 (S)	13,907,145	14,463,431
Doric Nimrod Air Alpha 2013-1 Class B Pass
Through Trust
6.125%, 11/30/2019 (S)	8,089,904	8,373,051
Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through Trust
5.125%, 11/30/2022 (S)	12,340,222	12,865,088
Education Realty Operating Partnership LP
4.600%, 12/01/2024	10,005,000	10,040,018
EPR Properties
4.500%, 04/01/2025	14,435,000	13,848,261
ERP Operating LP
3.375%, 06/01/2025	3,935,000	3,882,456
FS Investment Corp.
4.000%, 07/15/2019	16,320,000	16,540,451
General Electric Capital Corp.
0.801%, 08/15/2036 (P)	9,945,000	8,408,000
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month LIBOR + 4.704%)
12/15/2022 (Q)	12,200,000	13,237,000
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	17,700,000	20,327,547
HBOS PLC
6.000%, 11/01/2033 (S)	6,730,000	7,483,639
6.750%, 05/21/2018 (S)	31,463,000	34,680,343
Highwoods Realty LP
5.850%, 03/15/2017	15,850,000	16,870,803
HSBC Holdings PLC (6.375% to 09/17/2024,
then 5 Year U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	7,190,000	6,875,438
ING Bank NV
5.800%, 09/25/2023 (S)	18,415,000	19,972,154
Jefferies Group LLC
6.875%, 04/15/2021	15,325,000	17,224,365
8.500%, 07/15/2019	8,390,000	9,935,690
JPMorgan Chase & Co.
4.625%, 05/10/2021	36,270,000	39,492,590
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024 (Q)	25,790,000	26,853,838
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	22,605,000	23,466,816
Leucadia National Corp.
5.500%, 10/18/2023	19,450,000	19,568,587

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (L)(S)	$19,595,000	$19,569,389
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	23,610,000	23,728,050
McGraw Hill Financial, Inc.
4.000%, 06/15/2025 (S)	18,130,000	18,052,549
4.400%, 02/15/2026 (S)	12,410,000	12,599,240
MetLife, Inc.
6.400%, 12/15/2036	13,020,000	14,191,800
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	12,950,000	13,473,879
Morgan Stanley
4.300%, 01/27/2045	9,085,000	8,639,435
5.500%, 01/26/2020	15,440,000	17,254,200
5.550%, 04/27/2017	11,620,000	12,330,993
7.300%, 05/13/2019	27,030,000	31,562,715
MUFG Union Bank NA
2.625%, 09/26/2018	21,780,000	22,154,725
Nippon Life Insurance Company (5.000% to
10/18/2022, then 3 month LIBOR + 4.240%)
10/18/2042 (S)	8,305,000	8,664,607
Nippon Life Insurance Company (5.100% to
10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	13,980,000	14,399,400
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	10,235,000	10,003,556
4.950%, 04/01/2024	10,275,000	10,390,429
5.250%, 01/15/2026 (S)	6,280,000	6,385,573
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	9,093,000	10,266,861
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month LIBOR + 3.040%)
03/15/2044	3,115,000	3,060,488
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	19,670,000	20,801,025
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	19,624,000	24,127,708
Santander Holdings USA, Inc.
3.450%, 08/27/2018	11,565,000	11,951,710
Stifel Financial Corp.
4.250%, 07/18/2024	11,940,000	11,941,134
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	19,695,000	19,833,416
SunTrust Bank
7.250%, 03/15/2018	10,935,000	12,260,748
Swedbank AB
2.125%, 09/29/2017 (S)	12,320,000	12,457,861
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	21,405,000	26,815,007
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	363,873
The Goldman Sachs Group, Inc.
3.750%, 05/22/2025	18,230,000	18,308,134
5.250%, 07/27/2021	25,510,000	28,452,145
5.750%, 01/24/2022	6,724,000	7,719,253
6.250%, 09/01/2017	12,886,000	14,014,491

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	$14,640,000	$15,482,664
The Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.603%)
06/15/2038	18,325,000	20,249,125
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	10,400,000	9,737,000
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	7,640,000	8,289,400
USB Realty Corp.
1.436%, 01/15/2017 (P)(Q)(S)	665,000	603,488
Ventas Realty LP
3.500%, 02/01/2025	3,145,000	3,040,636
3.750%, 05/01/2024	6,510,000	6,475,783
4.750%, 06/01/2021	13,953,000	15,054,841
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month LIBOR + 3.990%)
06/15/2025 (Q)	18,700,000	19,144,125
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	18,390,000	18,390,000
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	30,988,000	32,731,075
Wells Fargo Bank NA
5.850%, 02/01/2037	11,865,000	14,176,171
Welltower, Inc.
4.000%, 06/01/2025	23,365,000	23,367,874
4.125%, 04/01/2019	11,080,000	11,712,269
4.950%, 01/15/2021	7,335,000	7,992,531
		1,585,242,698
Health care - 2.0%
AbbVie, Inc.
3.600%, 05/14/2025	20,165,000	19,917,233
Actavis Funding SCS
3.800%, 03/15/2025	11,090,000	10,728,754
Aetna, Inc.
1.500%, 11/15/2017	29,910,000	29,939,641
Baxalta, Inc.
2.000%, 06/22/2018 (S)	8,780,000	8,754,266
Celgene Corp.
5.000%, 08/15/2045	19,660,000	19,511,960
Medco Health Solutions, Inc.
7.125%, 03/15/2018	17,850,000	20,029,681
Medtronic, Inc.
4.625%, 03/15/2045	16,075,000	16,584,963
Mylan, Inc.
1.350%, 11/29/2016	21,445,000	21,294,263
UnitedHealth Group, Inc.
1.450%, 07/17/2017	15,545,000	15,617,922
3.750%, 07/15/2025	16,295,000	16,850,399
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	16,160,000	15,830,885
		195,059,967
Industrials - 3.9%
Air Lease Corp.
3.375%, 01/15/2019	13,815,000	13,987,688

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Lease Corp. (continued)
3.875%, 04/01/2021	$8,055,000	$8,155,688
4.750%, 03/01/2020 (L)	6,835,000	7,279,275
5.625%, 04/01/2017	5,610,000	5,855,438
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	1,530,303	1,744,545
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025	6,550,659	6,681,672
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023	13,607,569	14,526,079
American Airlines 2015-1 Class A Pass
Through Trust
3.375%, 05/01/2027	35,430,000	34,739,115
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	25,226,310	26,424,559
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	7,765,128	8,095,146
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	3,249,429	3,379,407
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	1,189,465	1,221,342
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	3,698,916	3,980,773
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	13,033,185	14,401,669
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,972,314	2,243,507
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	18,644,667	21,627,813
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	2,060,443	2,225,278
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	6,285,987	6,663,146
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	8,603,000	8,516,970
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	9,460,000	10,416,501
Lockheed Martin Corp.
2.900%, 03/01/2025	13,522,000	13,106,023
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	977,941	1,090,405
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	13,620,000	7,661,250
7.500%, 11/02/2015 (L)(Q)(S)	5,620,000	3,343,900
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	12,205,000	12,397,095
3.375%, 02/01/2022 (S)	23,555,000	23,028,169
Ryder System, Inc.
3.500%, 06/01/2017	16,272,000	16,788,652

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Textron, Inc.
3.875%, 03/01/2025	$6,855,000	$6,876,374
5.600%, 12/01/2017	7,729,000	8,309,819
7.250%, 10/01/2019	8,640,000	10,134,901
Trinity Industries, Inc.
4.550%, 10/01/2024	20,370,000	19,249,426
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	4,809,338	5,230,588
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026	16,470,000	16,511,175
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022	7,000,000	6,965,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	3,564,179	3,974,060
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	10,573,779	11,684,025
		368,516,473
Information technology - 0.4%
Fiserv, Inc.
3.850%, 06/01/2025	23,315,000	23,709,093
Xerox Corp.
3.800%, 05/15/2024	16,900,000	16,295,436
		40,004,529
Materials - 0.8%
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	17,090,000	15,979,150
Glencore Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	20,580,000	19,127,894
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,460,000	10,353,289
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	6,545,000	6,480,597
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020	19,100,000	19,770,448
		71,711,378
Telecommunication services - 1.3%
AT&T, Inc.
4.750%, 05/15/2046	5,845,000	5,358,848
CC Holdings GS V LLC
3.849%, 04/15/2023	13,135,000	13,093,336
Qwest Corp.
6.750%, 12/01/2021	27,530,000	29,130,181
SBA Tower Trust
2.933%, 12/15/2017 (S)	15,630,000	15,868,670
3.598%, 04/15/2018 (S)	10,620,000	10,666,664
5.101%, 04/15/2017 (S)	12,363,000	12,645,470
Telecom Italia Capital SA
7.200%, 07/18/2036	8,275,000	8,730,125
Verizon Communications, Inc.
4.400%, 11/01/2034	10,050,000	9,355,505
5.012%, 08/21/2054	10,386,000	9,499,596
6.550%, 09/15/2043	9,921,000	11,744,400
		126,092,795
Utilities - 1.2%
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	699,000	754,920

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	$10,885,000	$11,911,434
Commonwealth Edison Company
2.150%, 01/15/2019	9,930,000	10,011,505
Constellation Energy Group, Inc.
5.150%, 12/01/2020	11,220,000	12,339,251
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	19,320,000	18,595,500
Entergy Texas, Inc.
7.125%, 02/01/2019	20,650,000	23,901,012
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/2019	9,760,000	9,731,813
Oncor Electric Delivery Company LLC
2.950%, 04/01/2025 (S)	14,420,000	13,868,579
5.000%, 09/30/2017	5,900,000	6,291,288
PNPP II Funding Corp.
9.120%, 05/30/2016	111,000	112,719
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	8,285,000	9,217,063
W3A Funding Corp.
8.090%, 01/02/2017	54,488	54,554
		116,789,638
TOTAL CORPORATE BONDS (Cost $3,443,993,134)		$3,428,558,609

CAPITAL PREFERRED SECURITIES - 0.8%
Financials - 0.8%
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2067 (S)	3,265,000	3,999,625
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month LIBOR + 5.540%)
04/08/2068 (S)	10,535,000	14,538,300
State Street Capital Trust IV
1.337%, 06/01/2077 (P)	20,815,000	16,756,075
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	27,245,000	27,517,450
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2067 (S)	7,350,000	7,463,925
		70,275,375
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $70,257,719)		$70,275,375

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.7%
Commercial and residential - 0.2%
BBCMS Trust, Series 2015-SLP, Class C
2.206%, 02/15/2028 (P)(S)	8,055,000	7,956,479
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A2
2.954%, 12/15/2047	4,810,000	4,979,076
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
2.778%, 11/15/2029 (P)(S)	2,149,168	2,123,975

Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 1.5%
Federal Home Loan Mortgage Corp.
Series 288, Class IO, 3.000%, 10/15/2027	$2,003,285	$211,714
Series 290, Class IO, 3.500%, 11/15/2032	2,436,942	415,973
Series 3833, Class LI IO,
1.822%, 10/15/2040	56,856,531	3,979,690
Series 4136, Class IH IO,
3.500%, 09/15/2027	1,638,798	190,137
Series K017, Class X1 IO,
1.570%, 12/25/2021	106,259,344	7,558,227
Series K018, Class X1 IO,
1.576%, 01/25/2022	115,961,775	8,316,083
Series K021, Class X1 IO,
1.629%, 06/25/2022	23,956,655	1,953,545
Series K022, Class X1 IO,
1.417%, 07/25/2022	347,657,352	24,557,820
Series K026, Class X1 IO,
1.167%, 11/25/2022	171,835,953	10,285,241
Series K038, Class X1 IO,
1.352%, 03/25/2024	251,599,495	20,292,506
Series K707, Class X1 IO,
1.678%, 12/25/2018	121,134,303	5,175,827
Series K709, Class X1 IO,
1.661%, 03/25/2019	95,847,290	4,379,550
Series K710, Class X1 IO,
1.904%, 05/25/2019	131,483,556	7,146,526
Series K711, Class X1 IO,
1.824%, 07/25/2019	277,795,507	14,770,665
Federal National Mortgage Association
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	35,813,480	5,981,295
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	1,447,165	244,054
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	30,008,310	5,871,432
Series 402, Class 3 IO, 4.000%, 11/25/2039	13,099,652	2,119,780
Series 408, Class C1 IO,
4.000%, 12/25/2040	27,536,067	5,026,858
Government National Mortgage Association
Series 2012-114, Class IO,
0.920%, 01/16/2053	51,698,459	3,800,354
Series 2013-42, Class IO,
3.500%, 03/20/2043	22,821,197	2,898,050
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	54,221,530	7,832,962
		143,008,289
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $155,739,456)		$158,067,819

ASSET BACKED SECURITIES - 13.5%
Ally Auto Receivables Trust
Series 2014-2, Class A4,
1.840%, 01/15/2020	27,360,000	27,641,015
Series 2015-1, Class A4,
1.750%, 05/15/2020	18,525,000	18,609,048
Ally Master Owner Trust
Series 2012-4, Class A, 1.720%, 07/15/2019	10,220,000	10,299,440
Series 2015-3, Class A, 1.630%, 05/15/2020	27,900,000	27,897,377
American Express Credit
Account Master Trust
Series 2014-3, Class A, 1.490%, 04/15/2020	27,810,000	28,024,943
Series 2014-4, Class A, 1.430%, 06/15/2020	28,685,000	28,839,985

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BA Credit Card Trust, Series 2015-A2,
Class A 1.360%, 09/15/2020	$41,115,000	$41,190,199
Bank of the West Auto Trust
Series 2014-1, Class A4,
1.650%, 03/16/2020 (S)	16,380,000	16,513,579
Series 2015-1, Class A4,
1.660%, 09/15/2020 (S)	22,825,000	22,922,394
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A1,
2.170%, 08/16/2021 (S)	10,710,000	10,914,026
Series 2015-1A, Class A1,
2.260%, 03/15/2023	3,135,000	3,174,488
California Republic Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	14,735,000	14,909,816
Series 2015-2, Class A4,
1.750%, 01/15/2021	22,285,000	22,147,190
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.750%, 07/15/2020	12,480,000	13,588,361
Series 2014-A5, Class A,
1.480%, 07/15/2020	45,700,000	46,008,658
Series 2015-A5, Class A5,
1.600%, 05/17/2021	25,240,000	25,437,932
CarMax Auto Owner Trust, Series 2015-2,
Class A4 1.800%, 03/15/2021	10,975,000	11,054,766
Chase Issuance Trust
Series 2014-A6, Class A,
1.260%, 07/15/2019	20,599,000	20,674,990
Series 2014-A7, Class A,
1.380%, 11/15/2019	31,978,000	32,171,083
Series 2015, Class A2A,
1.590%, 02/18/2020	29,105,000	29,364,267
Series 2015-A5, Class A,
1.360%, 04/15/2020	47,755,000	47,901,321
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4,
1.760%, 12/16/2019 (S)	10,310,000	10,380,500
Series 2015-AA, Class A4,
1.550%, 02/18/2020 (S)	41,245,000	41,324,190
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	17,115,000	18,603,149
Series 2014-A8, Class A8,
1.730%, 04/09/2020	34,765,000	35,172,515
CNH Equipment Trust, Series 2015-C,
Class A3 1.660%, 11/16/2020	31,405,000	31,593,304
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	33,188,225	33,467,272
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%, 04/15/2020	42,075,000	42,318,488
Ford Credit Auto Owner Trust
Series 2015-A, Class A4,
1.640%, 06/15/2020	13,420,000	13,506,988
Series 2015-B, Class A4,
1.580%, 08/15/2020	13,810,000	13,844,359
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A, 1.490%, 09/15/2019	25,960,000	26,080,195
Series 2014-4, Class A1,
1.400%, 08/15/2019	35,760,000	35,829,124
Series 2015-1, Class A1,
1.420%, 01/15/2020	29,125,000	29,294,595

Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GE Equipment Midticket LLC, Series 2014-1,
Class A4 1.590%, 08/22/2023	$7,820,000	$7,893,563
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	7,740,000	7,810,264
Series 2015-2, Class A4,
1.850%, 07/22/2019	24,361,000	24,482,586
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	15,635,000	15,610,250
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	42,515,000	42,654,364
Series 2015-1, Class A4,
1.320%, 11/16/2020	20,360,000	20,401,901
Series 2015-2, Class A4,
1.470%, 08/23/2021	20,085,000	20,168,654
Series 2015-3, Class A4,
1.560%, 10/18/2021	20,250,000	20,363,684
Huntington Auto Trust, Series 2015-1,
Class A4 1.640%, 06/15/2021	12,280,000	12,349,615
Hyundai Auto Receivables Trust,
Series 2015-A, Class A4
1.370%, 07/15/2020	19,100,000	19,092,456
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	20,870,000	20,942,962
Series 2015, Class AA4,
1.650%, 12/15/2021	10,555,000	10,604,693
MVW Owner Trust, Series 2014-1A, Class A
2.250%, 09/22/2031 (S)	5,789,871	5,790,021
Nissan Auto Receivables Owner Trust,
Series 2015-A, Class A4
1.500%, 09/15/2021	42,370,000	42,540,243
Nissan Master Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	29,325,000	29,332,654
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	16,320,000	16,323,803
SunTrust Auto Receivables Trust,
Series 2015-1, Class A4
1.780%, 01/15/2021 (S)	22,805,000	22,947,668
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4,
1.440%, 04/15/2020	13,395,000	13,466,556
Series 2015-B, Class A4,
1.740%, 09/15/2020	19,030,000	19,232,974
USAA Auto Owner Trust, Series 2015-1,
Class A4 1.540%, 11/16/2020	14,890,000	15,010,028
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	16,680,000	16,616,799
Wendys Funding LLC, Series 2015-1A,
Class A2I 3.371%, 06/15/2045 (S)	31,110,000	31,256,839
Westgate Resorts LLC, Series 2014-1A,
Class A 2.150%, 12/20/2026 (S)	4,703,089	4,670,755
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	15,410,000	15,485,155
TOTAL ASSET BACKED SECURITIES (Cost $1,281,164,251)		$1,285,748,044

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.1%
Financials - 0.1%
The PNC Financial Services Group, Inc.
(6.125% to 05/01/2022, then 3 month
LIBOR + 4.067%)
	391,400	$10,728,274
TOTAL PREFERRED SECURITIES (Cost $9,785,000)		$10,728,274

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	989,580	9,901,043
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,900,895)		$9,901,043

SHORT-TERM INVESTMENTS - 1.2%
Repurchase agreement - 1.2%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2015 at 0.090% to be
repurchased at $80,242,201 on 10/01/2015,
collateralized by $1,528,200 U.S. Treasury
Inflation Indexed Notes, 2.000% due
01/15/2016 (valued at $1,839,679, including
interest) and $73,560,100 U.S. Treasury
Notes, 2.750% - 3.875% due 05/15/2018 to
02/15/2024 (valued at $80,007,444,
including interest)	$80,242,000	$80,242,000
Repurchase Agreement with State Street Corp.
dated 09/30/2015 at 0.000% to be
repurchased at $37,526,000 on 10/01/2015,
collateralized by $37,665,000 U.S. Treasury
Notes, 1.625% due 12/31/2019 (valued at
$38,278,940, including interest)	37,526,000	37,526,000
		117,768,000
TOTAL SHORT-TERM INVESTMENTS (Cost $117,768,000)		$117,768,000
Total Investments (Bond Trust) (Cost $9,322,617,585) - 98.3%		$9,363,095,603
Other assets and liabilities, net - 1.7%		165,862,444
TOTAL NET ASSETS - 100.0%		$9,528,958,047

Capital Appreciation Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.5%
Consumer discretionary - 31.3%
Automobiles - 1.4%
Tesla Motors, Inc. (I)(L)	50,668	$12,585,931
Hotels, restaurants and leisure - 5.1%
Chipotle Mexican Grill, Inc. (I)	17,386	12,522,267
Marriott International, Inc., Class A	190,564	12,996,465
Starbucks Corp.	375,264	21,330,006
		46,848,738
Internet and catalog retail - 9.1%
Amazon.com, Inc. (I)	78,382	40,122,962
JD.com, Inc., ADR (I)	170,654	4,447,243
Netflix, Inc. (I)	219,493	22,664,847
The Priceline Group, Inc. (I)	13,641	16,872,007
		84,107,059

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media - 3.3%
The Walt Disney Company	197,283	$20,162,323
Time Warner, Inc.	152,755	10,501,906
		30,664,229
Multiline retail - 1.2%
Dollar General Corp.	151,306	10,960,607
Specialty retail - 5.2%
Inditex SA	488,269	16,372,372
O’Reilly Automotive, Inc. (I)	56,528	14,132,000
The TJX Companies, Inc.	149,196	10,655,578
Tiffany & Company	90,768	7,009,105
		48,169,055
Textiles, apparel and luxury goods - 6.0%
Luxottica Group SpA	165,418	11,464,219
NIKE, Inc., Class B	233,444	28,706,609
Under Armour, Inc., Class A (I)	153,964	14,900,636
		55,071,464
		288,407,083
Consumer staples - 3.7%
Beverages - 0.8%
Monster Beverage Corp. (I)	52,792	7,134,311
Food and staples retailing - 2.9%
Costco Wholesale Corp.	105,155	15,202,258
The Kroger Company	311,139	11,222,784
		26,425,042
		33,559,353
Energy - 1.5%
Energy equipment and services - 0.6%
Schlumberger, Ltd.	77,380	5,336,899
Oil, gas and consumable fuels - 0.9%
Concho Resources, Inc. (I)	85,973	8,451,146
		13,788,045
Financials - 4.1%
Banks - 0.9%
Citigroup, Inc.	171,900	8,527,959
Capital markets - 0.9%
Morgan Stanley	272,206	8,574,489
Diversified financial services - 1.1%
McGraw Hill Financial, Inc.	113,783	9,842,230
Real estate investment trusts - 1.2%
American Tower Corp.	121,049	10,649,891
		37,594,569
Health care - 17.2%
Biotechnology - 7.1%
Alexion Pharmaceuticals, Inc. (I)	77,111	12,059,389
Biogen, Inc. (I)	56,052	16,356,534
Celgene Corp. (I)	147,515	15,956,698
Gilead Sciences, Inc.	32,262	3,167,806
Incyte Corp. (I)	31,199	3,442,186
Regeneron Pharmaceuticals, Inc. (I)	26,280	12,223,879
Vertex Pharmaceuticals, Inc. (I)	23,691	2,467,181
		65,673,673
Health care equipment and supplies - 1.6%
Abbott Laboratories	364,867	14,674,951

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services - 1.5%
Illumina, Inc. (I)	81,206	$14,277,639
Pharmaceuticals - 7.0%
Allergan PLC (I)	60,635	16,481,199
Bristol-Myers Squibb Company	282,021	16,695,643
Novo Nordisk A/S, ADR	270,175	14,654,292
Shire PLC, ADR	78,915	16,195,725
		64,026,859
		158,653,122
Industrials - 2.2%
Aerospace and defense - 1.8%
The Boeing Company	127,040	16,635,888
Road and rail - 0.4%
Canadian Pacific Railway, Ltd.	24,578	3,528,663
		20,164,551
Information technology - 37.2%
Communications equipment - 0.5%
Palo Alto Networks, Inc. (I)	25,063	4,310,836
Internet software and services - 13.4%
Alibaba Group Holding, Ltd., ADR (I)	103,472	6,101,744
Alphabet, Inc., Class A (I)	37,604	24,005,263
Alphabet, Inc., Class C (I)	39,403	23,973,573
Facebook, Inc., Class A (I)	418,916	37,660,548
LinkedIn Corp., Class A (I)	84,688	16,101,729
Tencent Holdings, Ltd.	952,700	16,059,274
		123,902,131
IT services - 7.6%
FleetCor Technologies, Inc. (I)	77,218	10,626,741
MasterCard, Inc., Class A	341,820	30,804,818
Visa, Inc., Class A	404,509	28,178,097
		69,609,656
Semiconductors and semiconductor equipment - 1.9%
ARM Holdings PLC, ADR	204,665	8,851,761
NXP Semiconductors NV (I)	103,895	9,046,138
		17,897,899
Software - 8.5%
Adobe Systems, Inc. (I)	216,848	17,829,243
FireEye, Inc. (I)(L)	128,756	4,097,016
Red Hat, Inc. (I)	188,494	13,548,949
salesforce.com, Inc. (I)	266,827	18,525,799
Splunk, Inc. (I)	162,649	9,002,622
VMware, Inc., Class A (I)	70,388	5,545,871
Workday, Inc., Class A (I)	135,646	9,340,584
		77,890,084
Technology hardware, storage and peripherals - 5.3%
Apple, Inc.	442,076	48,760,983
		342,371,589
Materials - 1.3%
Chemicals - 1.3%
Monsanto Company	84,773	7,234,528
The Sherwin-Williams Company	21,160	4,714,025
		11,948,553
		11,948,553
TOTAL COMMON STOCKS (Cost $669,751,272)		$906,486,865

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	1,311,361	$13,120,565
TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,120,380)		$13,120,565

SHORT-TERM INVESTMENTS - 1.0%
Repurchase agreement - 1.0%
Repurchase Agreement with State Street Corp.
dated 09/30/2015 at 0.000% to be
repurchased at $9,243,000 on 10/01/2015,
collateralized by $9,385,000 U.S. Treasury
Notes, 1.375% due 05/31/2020 (valued at
$9,431,925, including interest)	$9,243,000	$9,243,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,243,000)		$9,243,000
Total Investments (Capital Appreciation Trust)
(Cost $692,114,652) - 100.9%		$928,850,430
Other assets and liabilities, net - (0.9%)		(8,065,148)
TOTAL NET ASSETS - 100.0%		$920,785,282

Capital Appreciation Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 63.8%
Consumer discretionary - 6.6%
Auto components - 1.7%
Johnson Controls, Inc.	144,100	$5,959,976
Hotels, restaurants and leisure - 0.5%
Compass Group PLC	112,684	1,799,888
Media - 0.6%
Liberty Global PLC LiLAC, Series A (I)	4,300	144,867
Liberty Global PLC LiLAC, Series C (I)	4,875	166,920
Liberty Global PLC, Series A (I)	13,700	588,278
Liberty Global PLC, Series C (I)	31,500	1,292,130
		2,192,195
Specialty retail - 3.8%
AutoZone, Inc. (I)	13,900	10,061,237
Lowe’s Companies, Inc.	41,700	2,873,964
O’Reilly Automotive, Inc. (I)	2,000	500,000
		13,435,201
		23,387,260
Consumer staples - 4.4%
Beverages - 1.1%
PepsiCo, Inc.	34,200	3,225,060
SABMiller PLC	11,040	625,171
		3,850,231
Food and staples retailing - 0.9%
CVS Health Corp.	33,900	3,270,672
Food products - 0.9%
General Mills, Inc.	16,500	926,145
Mondelez International, Inc., Class A	39,800	1,666,426
The Kraft Heinz Company	10,200	719,916
		3,312,487
Tobacco - 1.5%
Altria Group, Inc.	38,800	2,110,720

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	38,000	$3,014,540
		5,125,260
		15,558,650
Energy - 1.3%
Oil, gas and consumable fuels - 1.3%
Canadian Natural Resources, Ltd.	236,800	4,605,760
Financials - 11.1%
Capital markets - 3.9%
Affiliated Managers Group, Inc. (I)	10,900	1,863,791
BlackRock, Inc.	6,000	1,784,820
The Bank of New York Mellon Corp.	254,900	9,979,335
		13,627,946
Insurance - 4.1%
Marsh & McLennan Companies, Inc.	273,200	14,266,504
Willis Group Holdings PLC	4,900	200,753
		14,467,257
Real estate investment trusts - 3.1%
American Tower Corp.	80,700	7,099,986
Crown Castle International Corp.	3,600	283,932
Iron Mountain, Inc.	116,980	3,628,720
		11,012,638
		39,107,841
Health care - 15.6%
Health care equipment and supplies - 3.4%
Abbott Laboratories	101,600	4,086,352
Becton, Dickinson and Company	60,312	8,000,990
		12,087,342
Health care providers and services - 3.6%
Aetna, Inc.	46,000	5,032,860
Anthem, Inc.	29,300	4,102,000
Henry Schein, Inc. (I)	3,657	485,357
UnitedHealth Group, Inc.	25,900	3,004,659
		12,624,876
Life sciences tools and services - 3.8%
PerkinElmer, Inc.	77,500	3,561,900
Thermo Fisher Scientific, Inc.	79,800	9,757,944
		13,319,844
Pharmaceuticals - 4.8%
Allergan PLC (I)	29,580	8,040,140
Eli Lilly & Company	21,500	1,799,335
Pfizer, Inc.	135,484	4,255,552
Zoetis, Inc.	74,391	3,063,421
		17,158,448
		55,190,510
Industrials - 10.3%
Aerospace and defense - 0.7%
The Boeing Company	18,800	2,461,860
Commercial services and supplies - 1.3%
Tyco International PLC	136,300	4,560,598
Electrical equipment - 1.7%
AMETEK, Inc.	94,500	4,944,240
Sensata Technologies Holding NV (I)	26,200	1,161,708
		6,105,948

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates - 4.8%
Danaher Corp.	162,274	$13,827,368
Roper Technologies, Inc.	19,400	3,039,980
		16,867,348
Machinery - 1.3%
IDEX Corp.	28,400	2,024,920
Pentair PLC	49,400	2,521,376
		4,546,296
Professional services - 0.5%
IHS, Inc., Class A (I)	15,200	1,763,200
		36,305,250
Information technology - 8.7%
Communications equipment - 1.0%
NetScout Systems, Inc. (I)	95,282	3,370,124
Electronic equipment, instruments and components - 0.3%
TE Connectivity, Ltd.	17,700	1,060,053
Internet software and services - 0.9%
Alphabet, Inc., Class A (I)	1,200	766,044
Alphabet, Inc., Class C (I)	3,913	2,380,747
		3,146,791
IT services - 4.1%
Fiserv, Inc. (I)	126,300	10,938,843
Visa, Inc., Class A	51,000	3,552,660
		14,491,503
Semiconductors and semiconductor equipment - 0.3%
Texas Instruments, Inc.	21,800	1,079,536
Software - 2.1%
Microsoft Corp.	137,700	6,094,602
SS&C Technologies Holdings, Inc.	20,200	1,414,808
		7,509,410
		30,657,417
Materials - 1.0%
Chemicals - 1.0%
Cytec Industries, Inc.	46,000	3,397,100
Telecommunication services - 0.5%
Wireless telecommunication services - 0.5%
SBA Communications Corp., Class A (I)	16,900	1,770,106
Utilities - 4.3%
Electric utilities - 2.0%
FirstEnergy Corp.	128,700	4,029,597
Xcel Energy, Inc.	86,000	3,045,260
		7,074,857
Multi-utilities - 2.3%
PG&E Corp.	150,300	7,935,840
		15,010,697
TOTAL COMMON STOCKS (Cost $206,727,959)		$224,990,591

PREFERRED SECURITIES - 2.8%
Financials - 0.9%
Banks - 0.2%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	15,000	394,950
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	14,000	402,080
		797,030

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Capital markets - 0.1%
State Street Corp., 6.000%	10,000	$252,500
Real estate investment trusts - 0.6%
American Tower Corp., 5.500%	20,573	1,979,740
		3,029,270
Health care - 1.2%
Pharmaceuticals - 1.2%
Allergan PLC, 5.500%	4,598	4,338,029
Telecommunication services - 0.2%
Wireless telecommunication services - 0.2%
T-Mobile US, Inc., 5.500%	11,748	811,317
Utilities - 0.5%
Electric utilities - 0.5%
SCE Trust I, 5.625%	15,000	367,800
SCE Trust II, 5.100%	1,920	45,254
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	20,615	555,368
SCE Trust IV (5.375 to 09/15/2025, then
3 month LIBOR + 3.132%)	30,000	772,500
		1,740,922
		1,740,922
TOTAL PREFERRED SECURITIES (Cost $9,943,727)		$9,919,538

CORPORATE BONDS - 19.2%
Consumer discretionary - 4.4%
Amazon.com, Inc.
2.600%, 12/05/2019	$465,000	$476,534
3.800%, 12/05/2024	255,000	261,128
American Honda Finance Corp.
0.950%, 05/05/2017	250,000	249,546
AutoZone, Inc.
2.500%, 04/15/2021	155,000	153,561
Cablevision Systems Corp.
7.750%, 04/15/2018	75,000	74,813
CCO Holdings LLC
7.375%, 06/01/2020	375,000	389,513
CCO Safari II LLC
3.579%, 07/23/2020 (S)	150,000	148,906
Cedar Fair LP
5.250%, 03/15/2021	150,000	151,875
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (S)	400,000	377,500
DISH DBS Corp.
4.625%, 07/15/2017	125,000	124,769
7.125%, 02/01/2016	425,000	428,188
Ford Motor Credit Company LLC
0.852%, 09/08/2017 (P)	525,000	514,367
0.902%, 12/06/2017 (P)	825,000	815,018
1.461%, 03/27/2017	1,395,000	1,387,054
1.561%, 05/09/2016 (P)	410,000	411,292
1.724%, 12/06/2017	275,000	273,158
2.145%, 01/09/2018	360,000	358,775
2.375%, 03/12/2019	375,000	372,054
2.500%, 01/15/2016	380,000	381,785
2.597%, 11/04/2019	700,000	692,869
4.250%, 02/03/2017	200,000	206,670
6.625%, 08/15/2017	200,000	215,912
Group 1 Automotive, Inc.
5.000%, 06/01/2022	25,000	24,625
Hanesbrands, Inc.
6.375%, 12/15/2020	75,000	77,625

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	$707,000	$729,978
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023	1,000,000	1,061,500
6.625%, 04/01/2021	200,000	222,000
6.900%, 07/15/2017	200,000	216,000
7.000%, 05/01/2020	125,000	141,094
8.500%, 06/15/2019	125,000	145,938
Lamar Media Corp.
5.000%, 05/01/2023	125,000	123,125
Levi Strauss & Company
6.875%, 05/01/2022	125,000	134,063
Unitymedia GmbH
6.125%, 01/15/2025 (S)	200,000	194,000
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)	500,000	499,375
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	725,000	688,750
6.750%, 09/15/2022 (S)	1,624,000	1,680,840
8.500%, 05/15/2021 (S)	400,000	416,000
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (S)	200,000	184,000
5.375%, 04/15/2021 (S)	540,000	543,375
		15,547,575
Consumer staples - 0.4%
B&G Foods, Inc.
4.625%, 06/01/2021	200,000	192,500
CVS Health Corp.
3.875%, 07/20/2025	480,000	494,996
PepsiCo, Inc.
1.250%, 04/30/2018	125,000	124,902
Rite Aid Corp.
9.250%, 03/15/2020	350,000	371,875
The Hershey Company
3.200%, 08/21/2025	70,000	71,234
		1,255,507
Energy - 5.5%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018	185,000	182,880
Chevron Corp.
0.499%, 03/02/2018 (P)	75,000	74,545
1.365%, 03/02/2018	390,000	390,311
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,725,000	1,640,188
6.500%, 01/15/2022	475,000	466,094
7.000%, 01/15/2021	675,000	685,125
Diamondback Energy, Inc.
7.625%, 10/01/2021	250,000	262,500
Energy Transfer Partners LP
4.150%, 10/01/2020	275,000	278,186
4.900%, 02/01/2024	345,000	329,047
EQT Corp.
4.875%, 11/15/2021	1,570,000	1,598,707
6.500%, 04/01/2018	315,000	340,705
8.125%, 06/01/2019	483,000	567,528
MarkWest Energy Partners LP
4.500%, 07/15/2023	2,550,000	2,340,135
4.875%, 12/01/2024	425,000	388,875
5.500%, 02/15/2023	1,255,000	1,215,781
ONEOK Partners LP
2.000%, 10/01/2017	140,000	139,107

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	$4,875,000	$4,312,891
5.750%, 06/01/2021	710,000	669,175
Shell International Finance BV
0.762%, 05/11/2020 (P)	810,000	799,424
Southern California Gas Company
3.200%, 06/15/2025	350,000	356,980
Targa Resources Partners LP
4.125%, 11/15/2019 (S)	150,000	134,625
4.250%, 11/15/2023	525,000	435,750
5.000%, 01/15/2018 (S)	725,000	690,563
5.250%, 05/01/2023	750,000	665,625
WPX Energy, Inc.
5.250%, 01/15/2017	275,000	273,625
		19,238,372
Financials - 1.3%
American Tower Corp.
3.500%, 01/31/2023	100,000	96,373
5.000%, 02/15/2024	165,000	173,420
CBRE Services, Inc.
5.000%, 03/15/2023	75,000	75,405
Crown Castle International Corp.
4.875%, 04/15/2022	700,000	727,650
5.250%, 01/15/2023	450,000	475,965
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month LIBOR + 3.800%)
05/01/2020 (Q)	970,000	953,025
KFW
0.500%, 04/19/2016	832,000	832,324
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	141,017
3.750%, 03/14/2026	85,000	85,507
National Rural Utilities Cooperative
Finance Corp.
0.950%, 04/24/2017	120,000	119,787
State Street Corp. (5.250% to 09/15/2020, then
3 month LIBOR + 3.597%)
09/15/2020 (Q)	435,000	435,000
The Bank of New York Mellon Corp. (4.950%
to 06/20/2020, then 3 month
LIBOR + 3.420%)
06/20/2020 (Q)	506,000	498,410
		4,613,883
Health care - 2.3%
Becton, Dickinson and Company
1.800%, 12/15/2017	315,000	316,381
2.675%, 12/15/2019	305,000	308,612
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025	675,000	648,000
5.125%, 07/15/2024	1,775,000	1,743,050
5.750%, 08/15/2022	1,350,000	1,404,000
Eli Lilly & Company
1.250%, 03/01/2018	310,000	309,816
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	400,000	427,000
5.875%, 01/31/2022 (S)	250,000	268,125
HCA, Inc.
6.500%, 02/15/2020	300,000	327,000
8.000%, 10/01/2018	75,000	84,743
Johnson & Johnson
1.125%, 11/21/2017	170,000	171,094
3.375%, 12/05/2023	160,000	169,372

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Medtronic, Inc.
1.500%, 03/15/2018	$290,000	$288,856
2.500%, 03/15/2020	275,000	278,723
Novartis Capital Corp.
3.400%, 05/06/2024	100,000	103,335
Omnicare, Inc.
5.000%, 12/01/2024	175,000	189,875
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)	455,000	466,310
UnitedHealth Group, Inc.
1.400%, 12/15/2017	230,000	229,764
WellCare Health Plans, Inc.
5.750%, 11/15/2020	200,000	208,000
		7,942,056
Industrials - 1.2%
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	25,000	26,375
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	205,000	205,073
1.250%, 11/06/2017	250,000	249,754
2.250%, 12/01/2019	225,000	225,848
CNH Industrial Capital LLC
3.625%, 04/15/2018	480,000	466,502
3.875%, 11/01/2015	125,000	124,688
6.250%, 11/01/2016	450,000	458,438
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	215,095	226,013
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	130,874	146,906
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	225,391	231,025
Danaher Corp.
3.350%, 09/15/2025	175,000	178,590
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	124,227	141,618
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	95,969	101,727
International Lease Finance Corp.
2.287%, 06/15/2016 (P)	265,000	263,675
Tyco International Finance Sa
3.900%, 02/14/2026	210,000	212,734
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	189,150	210,902
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017	41,403	44,301
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	21,641	22,361
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	67,326	71,534
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	234,263	235,153

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	$72,518	$74,875
Xylem, Inc.
3.550%, 09/20/2016	275,000	280,740
4.875%, 10/01/2021	60,000	65,763
		4,264,595
Information technology - 1.1%
Amphenol Corp.
1.550%, 09/15/2017	130,000	130,087
Fiserv, Inc.
2.700%, 06/01/2020	330,000	332,624
Harris Corp.
1.999%, 04/27/2018	130,000	129,208
NXP BV
3.750%, 06/01/2018 (S)	1,475,000	1,478,688
5.750%, 02/15/2021 to 03/15/2023 (S)	1,775,000	1,846,000
		3,916,607
Materials - 0.3%
Cytec Industries, Inc.
3.950%, 05/01/2025	545,000	536,367
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	480,000	535,011
The Valspar Corp.
3.950%, 01/15/2026	140,000	143,006
		1,214,384
Telecommunication services - 2.4%
SBA Communications Corp.
4.875%, 07/15/2022	75,000	73,594
5.625%, 10/01/2019	400,000	412,000
SBA Telecommunications, Inc.
5.750%, 07/15/2020	825,000	849,750
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	350,000	367,500
T-Mobile USA, Inc.
6.542%, 04/28/2020	1,124,000	1,142,265
6.625%, 11/15/2020	350,000	355,688
Telesat Canada
6.000%, 05/15/2017 (S)	125,000	125,781
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	2,385,000	2,525,119
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	2,475,000	2,601,844
		8,453,541
Utilities - 0.3%
AmeriGas Finance LLC
6.750%, 05/20/2020	25,000	25,313
7.000%, 05/20/2022	125,000	128,125
AmeriGas Partners LP
6.250%, 08/20/2019	25,000	25,250
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	260,000	260,947
3.500%, 02/01/2025	375,000	377,254
CMS Energy Corp.
6.550%, 07/17/2017	170,000	184,526
8.750%, 06/15/2019	80,000	98,378

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Suburban Propane Partners LP
7.375%, 08/01/2021	$125,000	$130,313
		1,230,106
TOTAL CORPORATE BONDS (Cost $69,347,941)		$67,676,626

CONVERTIBLE BONDS - 0.1%
Consumer discretionary - 0.1%
The Priceline Group, Inc. 0.350%, 06/15/2020	281,000	329,999
TOTAL CONVERTIBLE BONDS (Cost $299,904)		$329,999

TERM LOANS (M) - 4.5%
Consumer discretionary - 1.2%
Cequel Communications LLC
3.500%, 02/14/2019	455,458	451,378
Charter Communications Operating LLC
3.000%, 07/01/2020	317,688	313,518
3.000%, 01/03/2021	283,817	279,863
Hanesbrands, Inc.
3.250%, 04/15/2022	74,625	74,936
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	569,079	568,209
Kasima LLC
3.250%, 05/17/2021	56,250	56,016
Peninsula Gaming LLC
4.250%, 11/20/2017	597,046	596,001
UPC Financing Partnership
3.250%, 06/30/2021	2,000,000	1,966,072
		4,305,993
Consumer staples - 0.5%
Charger OpCo BV
4.250%, 07/02/2022	450,000	449,719
4.250%, 07/02/2022	250,000	279,599
Pinnacle Foods Finance LLC
3.000%, 04/29/2020	1,140,065	1,137,113
		1,866,431
Health care - 1.0%
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021	1,242,765	1,240,768
HCA, Inc.
2.944%, 03/31/2017	2,185,330	2,182,294
		3,423,062
Information technology - 0.2%
Kronos, Inc.
4.500%, 10/30/2019	599,780	597,906
Telecommunication services - 1.6%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	4,845,968	4,721,180
Telesat Canada
3.500%, 03/28/2019	690,195	685,593
4.092%, 03/24/2017	116,250	87,002
4.141%, 03/26/2019	487,500	362,870
		5,856,645
TOTAL TERM LOANS (Cost $16,453,929)		$16,050,037

ASSET BACKED SECURITIES - 0.1%
DB Master Finance LLC, Series 2015-1A,
Class A2I
3.262%, 02/20/2045 (S)	$223,875	$225,178

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Wendys Funding LLC, Series 2015-1A,
Class A2I
3.371%, 06/15/2045 (S)	$270,000	$271,274
TOTAL ASSET BACKED SECURITIES (Cost $493,875)		$496,452

SHORT-TERM INVESTMENTS - 9.1%
Money market funds - 9.0%
T. Rowe Price Reserve Investment
Fund, 0.1013% (Y)	31,643,268	31,643,268
Repurchase agreement - 0.1%
Repurchase Agreement with State Street Corp.
dated 09/30/2015 at 0.000% to be
repurchased at $404,000 on 10/01/2015,
collateralized by $410,000 U.S. Treasury
Notes, 1.625% due 12/31/2019 (valued at
$416,683, including interest)	$404,000	$404,000
TOTAL SHORT-TERM INVESTMENTS (Cost $32,047,268)		$32,047,268
Total Investments (Capital Appreciation Value Trust)
(Cost $335,314,603) - 99.6%		$351,510,511
Other assets and liabilities, net - 0.4%		1,318,434
TOTAL NET ASSETS - 100.0%		$352,828,945

Core Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 59.6%
U.S. Government - 29.7%
U.S. Treasury Bonds
2.000%, 08/15/2025	$13,954,000	$13,886,770
2.500%, 02/15/2045	14,923,000	13,748,589
2.875%, 08/15/2045	4,437,000	4,437,460
3.000%, 05/15/2045	10,423,000	10,674,350
3.125%, 02/15/2043	2,696,000	2,824,830
3.375%, 05/15/2044	3,027,000	3,323,945
3.625%, 02/15/2044	4,449,000	5,118,320
4.500%, 08/15/2039	1,160,000	1,514,070
U.S. Treasury Notes
0.625%, 07/31/2017 to 09/30/2017	75,432,000	75,412,223
0.750%, 04/15/2018	19,997,000	19,967,324
0.875%, 05/15/2017 to 07/15/2018	38,831,000	39,009,515
1.000%, 03/15/2018 to 09/30/2019	58,655,000	58,736,581
1.375%, 09/30/2020	59,349,000	59,339,742
1.500%, 01/31/2019 to 10/31/2019	20,460,000	20,738,695
1.625%, 07/31/2019 to 07/31/2020	10,257,000	10,427,344
1.750%, 09/30/2019 to 09/30/2022	30,888,000	31,301,236
2.125%, 05/15/2025	16,502,000	16,607,068
2.625%, 11/15/2020	13,948,000	14,749,829
3.375%, 11/15/2019	2,142,000	2,326,859
		404,144,750
U.S. Government Agency - 29.9%
Federal Home Loan Mortgage Corp.
1.000%, 10/01/2045	1,559,000	1,606,370
2.606%, 07/01/2045 (P)	1,876,605	1,923,940
2.622%, 12/01/2042 (P)	1,669,915	1,719,165
2.650%, 10/01/2045 (P)	1,456,000	1,492,678
2.693%, 08/01/2045 (P)	1,189,590	1,221,970

Core Bond Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.743%, 08/01/2045 (P)	$1,001,897	$1,036,103
2.744%, 05/01/2045 (P)	1,134,170	1,168,906
2.755%, 09/01/2045 (P)	761,000	782,605
2.757%, 08/01/2044 (P)	3,190,031	3,290,305
2.790%, 10/01/2045	1,404,000	1,445,597
3.002%, 09/01/2045 (P)	592,000	613,912
3.500%, TBA (C)	6,000,000	6,244,687
3.500%, 12/01/2028 to 08/01/2045	33,115,800	34,909,939
4.000%, 10/01/2029 to 10/01/2045	6,646,029	7,163,299
4.500%, 08/01/2020 to 08/20/2045	8,750,125	9,211,800
5.000%, 08/01/2039 to 07/01/2044	3,982,465	4,454,660
Federal National Mortgage Association
1.828%, 10/09/2019 (Z)	4,005,000	3,719,403
2.455%, 07/01/2045 (P)	1,525,526	1,558,128
2.510%, 09/01/2045 (P)	595,060	608,769
2.560%, 08/01/2045 (P)	1,648,958	1,689,717
2.562%, 03/01/2045 (P)	362,120	372,517
2.599%, 09/01/2045 (P)	1,113,208	1,142,823
2.620%, 07/01/2045 (P)	452,596	465,056
2.625%, 09/06/2024	1,589,000	1,627,905
2.677%, 10/01/2045 (P)	857,000	880,336
2.699%, 10/01/2045 (P)	1,125,000	1,157,867
2.731%, 01/01/2045 (P)	1,971,928	2,034,699
2.747%, 02/01/2045 (P)	1,720,859	1,777,932
2.750%, 11/01/2045	1,400,000	1,442,879
2.760%, 09/01/2045 (P)	2,309,000	2,380,989
2.770%, 07/01/2045 to 09/01/2045 (P)	3,231,476	3,332,133
2.790%, 07/01/2045	1,737,000	1,790,200
2.810%, 10/01/2045 (P)	1,433,000	1,476,889
2.832%, 05/01/2043 (P)	668,281	695,201
2.947%, 09/01/2045 (P)	591,000	612,527
3.000%, TBA (C)	2,100,000	2,186,953
3.000%, 10/01/2042 to 04/01/2043	6,090,457	6,198,164
3.192%, 10/01/2043 (P)	286,281	297,672
3.500%, TBA (C)	61,000,000	63,561,071
3.500%, 12/01/2029 to 10/01/2045	39,460,169	41,546,977
4.000%, 02/01/2026 to 10/01/2045	33,076,747	35,512,075
4.377%, 04/01/2040 (P)	1,092,842	1,165,930
4.500%, 01/01/2020 to 03/01/2045	15,213,944	16,582,863
5.000%, 07/01/2041 to 07/01/2044	13,151,094	14,767,365
Government National Mortgage Association
2.500%, 05/20/2045 to 08/20/2045 (P)	7,062,552	7,249,716
2.500%, 10/01/2045 to 10/20/2045	2,255,000	2,311,366
3.000%, TBA (C)	13,800,000	14,091,094
3.500%, TBA (C)	25,900,000	27,074,204
4.000%, 05/20/2045 to 09/20/2045	38,562,053	41,262,044
4.500%, 04/15/2045 to 09/20/2045	19,278,512	20,957,370
Tennessee Valley Authority
2.875%, 09/15/2024	4,045,000	4,132,036
4.250%, 09/15/2065	1,933,000	1,944,122
		407,892,928
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $808,133,149)		$812,037,678

FOREIGN GOVERNMENT
OBLIGATIONS - 1.7%
Brazil - 0.1%
Federative Republic of Brazil
5.000%, 01/27/2045	1,495,000	1,117,513

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Colombia - 0.1%
Republic of Colombia
4.500%, 01/28/2026	$1,196,000	$1,163,110
Indonesia - 0.1%
Republic of Indonesia
4.125%, 01/15/2025 (S)	1,120,000	1,037,916
Japan - 0.2%
Japan Bank for International Cooperation
1.750%, 05/28/2020	2,365,000	2,366,665
2.125%, 02/10/2025	342,000	332,734
		2,699,399
Jordan - 0.3%
Hashemite Kingdom of Jordan
2.578%, 06/30/2022	2,373,000	2,452,792
3.000%, 06/30/2025	1,414,000	1,459,676
Mexico - 0.2%
Government of Mexico
5.750%, 10/12/2110	2,571,000	2,403,885
Paraguay - 0.1%
Republic of Paraguay
4.625%, 01/25/2023 (S)	625,000	614,063
6.100%, 08/11/2044 (S)	921,000	900,278
		1,514,341
Peru - 0.0%
Republic of Peru
4.125%, 08/25/2027	585,000	576,225
Slovakia - 0.2%
Republic of Slovakia
4.375%, 05/21/2022 (S)	2,290,000	2,552,571
Slovenia - 0.4%
Republic of Slovenia
5.250%, 02/18/2024 (S)	3,697,000	4,066,700
5.500%, 10/26/2022 (S)	1,050,000	1,179,154
5.850%, 05/10/2023 (S)	778,000	888,927
		6,134,781
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $23,484,671)		$23,112,209

CORPORATE BONDS - 23.3%
Consumer discretionary - 2.8%
Amazon.com, Inc. 4.950%, 12/05/2044	1,569,000	1,603,752
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	876,000	830,145
Block Financial LLC
4.125%, 10/01/2020	645,000	645,586
5.250%, 10/01/2025	400,000	400,726
CCO Safari II LLC
4.908%, 07/23/2025 (S)	1,800,000	1,792,094
6.484%, 10/23/2045 (S)	1,753,000	1,767,264
Coach, Inc. 4.250%, 04/01/2025	1,058,000	1,010,102
Comcast Corp. 4.400%, 08/15/2035	650,000	654,468
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	611,000	541,779
DIRECTV Holdings LLC
3.800%, 03/15/2022	349,000	351,379
3.950%, 01/15/2025	2,050,000	2,009,869
4.450%, 04/01/2024	1,508,000	1,548,748
Ford Motor Credit Company LLC
3.664%, 09/08/2024	421,000	408,758

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Company
3.500%, 10/02/2018	$1,762,000	$1,776,219
5.000%, 04/01/2035	828,000	767,343
5.200%, 04/01/2045	474,000	445,065
General Motors Financial Company, Inc.
3.450%, 04/10/2022	1,390,000	1,333,167
Grupo Televisa SAB 5.000%, 05/13/2045	564,000	509,507
Hyundai Capital America
2.000%, 03/19/2018 (S)	660,000	657,214
2.600%, 03/19/2020 (S)	1,640,000	1,631,887
Johnson Controls, Inc. 4.950%, 07/02/2064	401,000	355,865
Kohl’s Corp. 5.550%, 07/17/2045	635,000	622,405
Magna International, Inc. 4.150%, 10/01/2025	290,000	290,149
McDonald’s Corp.
2.200%, 05/26/2020	635,000	634,400
3.375%, 05/26/2025	895,000	898,847
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	980,000	970,168
3.500%, 06/15/2022	650,000	636,553
3.900%, 11/15/2024	1,269,000	1,245,749
3.950%, 06/15/2025	1,195,000	1,157,234
Sky Group Finance PLC
3.750%, 09/16/2024 (S)	1,699,000	1,675,347
Time Warner Cable, Inc. 6.550%, 05/01/2037	420,000	412,860
Toyota Motor Credit Corp.
2.750%, 05/17/2021	1,880,000	1,906,465
Viacom, Inc.
4.850%, 12/15/2034	1,315,000	1,136,579
5.250%, 04/01/2044	574,000	497,602
Volkswagen Group of America Finance LLC
2.400%, 05/22/2020 (S)	1,405,000	1,303,521
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	3,288,000	3,234,856
Yum! Brands, Inc. 5.350%, 11/01/2043	779,000	748,437
		38,412,109
Consumer staples - 1.5%
Altria Group, Inc.
2.625%, 01/14/2020	1,375,000	1,389,706
4.500%, 05/02/2043	967,000	924,224
Anheuser-Busch Inbev Finance, Inc.
4.625%, 02/01/2044	430,000	420,295
BAT International Finance PLC
3.950%, 06/15/2025 (S)	1,330,000	1,383,912
Kraft Heinz Foods Company
2.800%, 07/02/2020 (S)	2,380,000	2,395,763
3.950%, 07/15/2025 (S)	2,310,000	2,364,539
5.200%, 07/15/2045 (S)	500,000	529,830
Pernod Ricard SA 5.750%, 04/07/2021 (S)	1,938,000	2,180,207
Reynolds American, Inc.
4.450%, 06/12/2025	1,040,000	1,088,652
5.700%, 08/15/2035	1,145,000	1,244,797
Sysco Corp. 2.600%, 10/01/2020	315,000	315,293
Walgreens Boots Alliance, Inc.
4.800%, 11/18/2044	1,130,000	1,083,862
Wm. Wrigley Jr. Company
2.000%, 10/20/2017 (S)	604,000	608,875
2.400%, 10/21/2018 (S)	844,000	858,919
2.900%, 10/21/2019 (S)	1,238,000	1,271,547
3.375%, 10/21/2020 (S)	1,730,000	1,801,999
		19,862,420

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy - 3.5%
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	$645,000	$466,902
Chevron Corp.
1.365%, 03/02/2018	2,420,000	2,421,929
2.411%, 03/03/2022	1,900,000	1,860,035
ConocoPhillips Company 2.875%, 11/15/2021	892,000	888,254
Continental Resources, Inc.
4.500%, 04/15/2023	450,000	386,438
Ecopetrol SA
5.375%, 06/26/2026	1,430,000	1,247,675
5.875%, 05/28/2045	746,000	563,230
7.375%, 09/18/2043	205,000	187,575
Energy Transfer Partners LP
2.500%, 06/15/2018	1,270,000	1,264,450
4.050%, 03/15/2025	1,174,000	1,032,854
4.150%, 10/01/2020	655,000	662,589
4.750%, 01/15/2026	1,885,000	1,735,088
6.125%, 12/15/2045	430,000	381,943
EnLink Midstream Partners LP
5.050%, 04/01/2045	1,981,000	1,679,292
Enterprise Products Operating LLC
3.700%, 02/15/2026	1,270,000	1,200,621
3.750%, 02/15/2025	962,000	919,483
4.850%, 03/15/2044	183,000	163,228
4.900%, 05/15/2046	356,000	319,699
Exxon Mobil Corp.
1.305%, 03/06/2018	1,779,000	1,782,937
1.912%, 03/06/2020	2,069,000	2,082,039
2.709%, 03/06/2025	1,429,000	1,401,149
Gulfstream Natural Gas System LLC
5.950%, 10/15/2045 (S)	1,485,000	1,464,804
Kerr-McGee Corp. 6.950%, 07/01/2024	2,487,000	2,912,414
Kinder Morgan Energy Partners LP
4.100%, 11/15/2015	1,140,000	1,143,226
Kinder Morgan, Inc.
5.300%, 12/01/2034	751,000	639,788
5.550%, 06/01/2045	325,000	270,089
Marathon Oil Corp.
3.850%, 06/01/2025	290,000	258,157
5.200%, 06/01/2045	1,530,000	1,291,141
Marathon Petroleum Corp.
5.000%, 09/15/2054	175,000	153,017
Newfield Exploration Company
5.625%, 07/01/2024	663,000	629,850
ONEOK Partners LP 2.000%, 10/01/2017	1,257,000	1,248,978
Petroleos Mexicanos
2.378%, 04/15/2025	1,375,000	1,398,588
2.460%, 12/15/2025	3,241,000	3,292,438
4.500%, 01/23/2026 (S)	664,000	612,142
5.625%, 01/23/2046 (S)	1,113,000	911,324
Rowan Companies, Inc.
5.400%, 12/01/2042	830,000	492,281
5.850%, 01/15/2044	524,000	327,550
Statoil ASA 2.900%, 11/08/2020	1,502,000	1,548,921
Sunoco Logistics Partners Operations LP
5.350%, 05/15/2045	380,000	308,965
Talisman Energy, Inc. 3.750%, 02/01/2021	1,064,000	1,003,497
TC PipeLines LP 4.650%, 06/15/2021	303,000	310,933
Valero Energy Corp. 4.900%, 03/15/2045	1,090,000	970,875
Weatherford International, Ltd.
4.500%, 04/15/2022	692,000	559,849
5.950%, 04/15/2042	965,000	694,740

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Western Gas Partners LP
3.950%, 06/01/2025	$1,795,000	$1,681,946
5.375%, 06/01/2021	431,000	461,381
Williams Partners LP 4.000%, 09/15/2025	1,158,000	1,003,386
		48,237,690
Financials - 7.3%
AIA Group, Ltd.
3.200%, 03/11/2025 (S)	965,000	926,561
American International Group, Inc.
3.750%, 07/10/2025	1,240,000	1,259,790
4.375%, 01/15/2055	605,000	551,033
4.500%, 07/16/2044	716,000	703,460
American Tower Corp.
2.800%, 06/01/2020	810,000	808,385
3.450%, 09/15/2021	1,507,000	1,513,935
3.500%, 01/31/2023	1,620,000	1,561,243
4.000%, 06/01/2025	905,000	883,395
Assurant, Inc.
2.500%, 03/15/2018	1,529,000	1,545,891
Bank of America Corp.
1.500%, 10/09/2015	3,705,000	3,705,296
3.875%, 08/01/2025	3,170,000	3,214,418
6.000%, 09/01/2017	1,870,000	2,015,381
Barclays PLC
5.250%, 08/17/2045	613,000	617,363
BNP Paribas SA
4.375%, 09/28/2025 (S)	1,122,000	1,094,355
Citigroup, Inc.
1.550%, 08/14/2017	2,653,000	2,655,961
1.700%, 07/25/2016	1,868,000	1,877,172
4.450%, 09/29/2027	2,230,000	2,213,692
4.650%, 07/30/2045	1,130,000	1,126,117
Credit Suisse Group Funding Guernsey, Ltd.
4.875%, 05/15/2045 (S)	670,000	656,945
DDR Corp.
3.375%, 05/15/2023	1,644,000	1,572,746
4.625%, 07/15/2022	1,853,000	1,940,964
DNB Boligkreditt AS
2.000%, 05/28/2020 (S)	3,215,000	3,233,104
General Electric Capital Corp.
5.875%, 01/14/2038	1,810,000	2,260,151
Healthcare Trust of America Holdings LP
3.375%, 07/15/2021	740,000	740,202
HSBC Holdings PLC
4.250%, 08/18/2025	1,525,000	1,503,362
HSBC USA, Inc.
2.750%, 08/07/2020	3,315,000	3,325,711
Inter-American Development Bank
4.375%, 01/24/2044	103,000	124,493
JPMorgan Chase & Co.
2.750%, 06/23/2020	1,886,000	1,901,852
3.900%, 07/15/2025	2,510,000	2,567,725
4.250%, 10/01/2027	1,140,000	1,135,894
4.950%, 06/01/2045	724,000	726,593
Lazard Group LLC
3.750%, 02/13/2025	2,376,000	2,268,073
4.250%, 11/14/2020	1,246,000	1,319,925
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	1,190,000	1,157,736
Marsh & McLennan Companies, Inc.
3.750%, 03/14/2026	1,290,000	1,297,701

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Massachusetts Mutual Life Insurance
Company
4.500%, 04/15/2065 (S)	$30,000	$27,618
MetLife, Inc.
1.903%, 12/15/2017	809,000	814,913
Mid-America Apartments LP
3.750%, 06/15/2024	1,369,000	1,344,495
4.300%, 10/15/2023	632,000	649,194
Morgan Stanley
2.800%, 06/16/2020	2,865,000	2,885,617
3.950%, 04/23/2027	1,315,000	1,267,059
4.000%, 07/23/2025	3,155,000	3,225,764
5.375%, 10/15/2015	1,699,000	1,701,871
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	2,746,000	2,863,798
Nordea Bank AB
2.500%, 09/17/2020	2,690,000	2,711,733
Perrigo Finance PLC
3.900%, 12/15/2024	1,572,000	1,548,895
Principal Financial Group, Inc.
3.400%, 05/15/2025	400,000	393,704
Rabobank Nederland NV
3.375%, 05/21/2025	1,760,000	1,727,495
4.375%, 08/04/2025	1,300,000	1,301,477
5.250%, 08/04/2045	785,000	794,864
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)	1,350,000	1,338,706
Stadshypotek AB
1.750%, 04/09/2020 (S)	4,915,000	4,917,163
Synchrony Financial
4.500%, 07/23/2025	1,560,000	1,572,853
Tanger Properties LP
3.750%, 12/01/2024	762,000	754,743
3.875%, 12/01/2023	794,000	795,604
The Blackstone Group LP
3.324%, 03/18/2019	1,096,250	1,020,247
The Goldman Sachs Group, Inc.
3.750%, 05/22/2025	1,145,000	1,149,907
5.150%, 05/22/2045	835,000	820,061
6.750%, 10/01/2037	1,290,000	1,537,694
UBS Group AG
2.950%, 09/24/2020 (S)	2,352,000	2,356,655
4.125%, 09/24/2025 (S)	1,564,000	1,557,694
WEA Finance LLC
3.250%, 10/05/2020 (S)	1,375,000	1,388,325
XLIT, Ltd.
4.450%, 03/31/2025	102,000	102,115
5.500%, 03/31/2045	151,000	142,197
		98,719,086
Health care - 2.1%
AbbVie, Inc.
2.500%, 05/14/2020	3,800,000	3,779,275
3.600%, 05/14/2025	1,595,000	1,575,402
Actavis Funding SCS
2.350%, 03/12/2018	1,165,000	1,169,636
3.000%, 03/12/2020	1,470,000	1,471,649
3.800%, 03/15/2025	1,850,000	1,789,738
4.750%, 03/15/2045	1,500,000	1,362,702
Amgen, Inc.
2.200%, 05/22/2019	1,226,000	1,229,743
2.700%, 05/01/2022	925,000	902,909
Anthem, Inc. 5.100%, 01/15/2044	604,000	628,126
Baxalta, Inc. 5.250%, 06/23/2045 (S)	1,435,000	1,421,712

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Biogen, Inc.
2.900%, 09/15/2020	$850,000	$856,762
3.625%, 09/15/2022	740,000	745,921
4.050%, 09/15/2025	1,423,000	1,438,511
5.200%, 09/15/2045	483,000	487,645
Celgene Corp.
2.875%, 08/15/2020	895,000	903,186
3.875%, 08/15/2025	475,000	475,293
5.000%, 08/15/2045	950,000	942,847
Gilead Sciences, Inc.
2.550%, 09/01/2020	2,255,000	2,269,263
3.650%, 03/01/2026	2,253,000	2,260,644
4.600%, 09/01/2035	690,000	690,383
4.750%, 03/01/2046	1,030,000	1,034,977
Mylan, Inc. 5.400%, 11/29/2043	632,000	625,178
		28,061,502
Industrials - 1.2%
AP Moeller - Maersk A/S
2.875%, 09/28/2020 (S)	2,670,000	2,674,608
3.875%, 09/28/2025 (S)	1,187,000	1,163,996
Burlington Northern Santa Fe LLC
3.650%, 09/01/2025	895,000	905,482
4.700%, 09/01/2045	895,000	900,957
Embraer Netherlands Finance BV
5.050%, 06/15/2025	785,000	726,321
ERAC USA Finance LLC
4.500%, 02/15/2045 (S)	435,000	402,528
5.625%, 03/15/2042 (S)	1,328,000	1,424,863
L-3 Communications Corp.
3.950%, 05/28/2024	1,108,000	1,062,588
Northrop Grumman Corp.
3.250%, 08/01/2023	1,747,000	1,744,051
3.850%, 04/15/2045	548,000	492,619
Penske Truck Leasing Company LP
3.050%, 01/09/2020 (S)	440,000	443,913
3.200%, 07/15/2020 (S)	2,210,000	2,226,190
3.375%, 02/01/2022 (S)	1,620,000	1,583,767
Valmont Industries, Inc. 5.250%, 10/01/2054	829,000	730,056
Verisk Analytics, Inc. 5.500%, 06/15/2045	235,000	231,079
		16,713,018
Information technology - 1.4%
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024 (S)	1,477,000	1,379,754
Automatic Data Processing, Inc.
2.250%, 09/15/2020	645,000	649,805
3.375%, 09/15/2025	1,270,000	1,291,322
Baidu, Inc. 4.125%, 06/30/2025	560,000	547,091
HP Enterprise Company
2.850%, 10/05/2018	2,670,000	2,666,582
3.600%, 10/15/2020	2,005,000	2,004,439
4.900%, 10/15/2025	2,005,000	1,999,486
6.200%, 10/15/2035	440,000	439,745
6.350%, 10/15/2045	1,195,000	1,194,187
Intel Corp.
2.450%, 07/29/2020	1,335,000	1,352,802
3.100%, 07/29/2022	1,340,000	1,363,358
3.700%, 07/29/2025	735,000	755,152
4.900%, 07/29/2045	705,000	729,977
Oracle Corp.
2.500%, 05/15/2022	1,595,000	1,571,994
2.950%, 05/15/2025	1,075,000	1,048,499

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp. (continued)
3.900%, 05/15/2035	$375,000	$355,974
		19,350,167
Materials - 0.7%
Albemarle Corp. 5.450%, 12/01/2044	1,055,000	1,069,652
Barrick Gold Corp. 4.100%, 05/01/2023	699,000	625,330
Corp. Nacional del Cobre de Chile
4.500%, 09/16/2025 (S)	795,000	763,577
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,321,000	1,319,679
International Paper Company
5.150%, 05/15/2046	1,260,000	1,231,591
LYB International Finance BV
4.875%, 03/15/2044	632,000	599,106
LyondellBasell Industries NV
4.625%, 02/26/2055	621,000	528,355
Monsanto Company 3.950%, 04/15/2045	191,000	155,071
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	1,645,000	1,605,216
Teck Resources, Ltd. 3.750%, 02/01/2023	430,000	262,300
The Mosaic Company
5.450%, 11/15/2033	492,000	516,842
5.625%, 11/15/2043	589,000	617,748
Vale Overseas, Ltd. 8.250%, 01/17/2034	413,000	375,888
		9,670,355
Telecommunication services - 1.3%
America Movil SAB de CV
3.125%, 07/16/2022	1,490,000	1,446,954
AT&T, Inc.
3.000%, 06/30/2022	2,605,000	2,541,753
3.400%, 05/15/2025	2,725,000	2,602,113
4.500%, 05/15/2035	500,000	458,526
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (S)	858,000	918,854
Bharti Airtel, Ltd. 4.375%, 06/10/2025 (S)	900,000	897,908
Verizon Communications, Inc.
2.500%, 09/15/2016	1,624,000	1,646,314
4.272%, 01/15/2036	1,003,000	908,004
4.400%, 11/01/2034	1,810,000	1,684,922
4.862%, 08/21/2046	4,233,000	3,960,780
		17,066,128
Utilities - 1.5%
Alabama Power Company 3.750%, 03/01/2045	965,000	873,679
American Electric Power Company, Inc.
1.650%, 12/15/2017	2,022,000	2,015,758
Appalachian Power Company
4.450%, 06/01/2045	640,000	621,644
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	50,000	49,452
Comision Federal de Electricidad
6.125%, 06/16/2045 (S)	535,000	502,900
Commonwealth Edison Company
3.700%, 03/01/2045	319,000	292,063
Consolidated Edison Company of New
York, Inc. 4.625%, 12/01/2054	300,000	302,774
Dominion Resources, Inc.
3.900%, 10/01/2025	860,000	870,047
4.700%, 12/01/2044	967,000	958,506
Duke Energy Progress LLC
3.250%, 08/15/2025	1,330,000	1,352,782
4.200%, 08/15/2045	1,100,000	1,123,992

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Kentucky Utilities Company
4.375%, 10/01/2045	$570,000	$588,175
PacifiCorp 3.600%, 04/01/2024	1,783,000	1,843,014
PECO Energy Company 3.150%, 10/15/2025	1,420,000	1,419,862
Potomac Electric Power Company
3.600%, 03/15/2024	809,000	841,591
PPL Electric Utilities Corp.
4.150%, 10/01/2045	1,145,000	1,136,208
Public Service Company of Colorado
4.300%, 03/15/2044	499,000	509,626
Public Service Electric & Gas Company
3.050%, 11/15/2024	770,000	764,384
Puget Energy, Inc. 6.000%, 09/01/2021	2,114,000	2,439,966
Puget Sound Energy, Inc. 4.300%, 05/20/2045	535,000	547,425
Southwestern Electric Power Company
3.550%, 02/15/2022	607,000	619,349
3.900%, 04/01/2045	859,000	762,381
Virginia Electric and Power Company
4.450%, 02/15/2044	572,000	599,374
		21,034,952
TOTAL CORPORATE BONDS (Cost $324,614,250)		$317,127,427

MUNICIPAL BONDS - 1.0%
County of Clark (Nevada) 6.820%, 07/01/2045	2,140,000	2,938,220
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,440,000	1,990,109
New Jersey Turnpike Authority
7.102%, 01/01/2041	1,908,000	2,555,613
North Texas Tollway Authority
6.718%, 01/01/2049	1,706,000	2,309,242
Port Authority of New York & New Jersey
4.458%, 10/01/2062	1,961,000	1,895,032
State of California 7.600%, 11/01/2040	1,310,000	1,922,019
The Ohio State University 4.800%, 06/01/2111	594,000	573,828
TOTAL MUNICIPAL BONDS (Cost $13,141,750)		$14,184,063

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.2%
Commercial and residential - 4.1%
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P) (S)	1,420,000	1,591,151
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%, 11/10/2046	533,000	578,001
Commercial Mortgage Pass
Through Certificates
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	338,000	337,889
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	618,000	644,312
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR1, Class A2,
2.350%, 05/15/2045	2,124,278	2,157,485
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	585,000	605,700
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	172,000	186,230
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	1,787,000	1,873,201

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG) (continued)
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047 (P)	$1,311,000	$1,374,806
Series 2015-LC21, Class A4,
3.708%, 07/10/2048	433,000	452,210
Commercial Mortgage Trust (Deutsche Bank
AG), Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	1,902,000	2,074,679
Commercial Mortgage Trust (Deutsche Bank
AG/Jefferies & Company)
Series 2014-UBS5, Class A4,
3.838%, 09/10/2047	740,000	785,982
Series 2014-UBS5, Class ASB,
3.548%, 09/10/2047	358,000	375,480
Series 2015-PC1, Class ASB,
3.608%, 07/10/2050	1,574,000	1,652,820
Commercial Mortgage Trust (Deutsche Bank
AG/UBS), Series 2014-UBS3, Class A4
3.819%, 06/10/2047	1,199,000	1,272,246
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class AS,
3.849%, 06/15/2057	892,000	918,061
Series 2015-C2, Class ASB,
3.224%, 06/15/2057	1,161,000	1,196,920
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	1,559,290	1,566,668
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	5,027,000	5,595,438
GreenPoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.274%, 10/25/2046 (P)	56	56
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class AAB
3.120%, 05/10/2050	1,069,000	1,092,288
GS Mortgage Securities Trust
Series 2011-GC3, Class A2,
3.645%, 03/10/2044 (S)	1,166,079	1,167,445
Series 2012-GC6, Class A1,
1.282%, 01/10/2045	16,640	16,646
Series 2012-GCJ7, Class A1,
1.144%, 05/10/2045	185,617	185,707
Series 2012-GCJ7, Class A2,
2.318%, 05/10/2045	1,475,000	1,491,439
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	214,000	221,454
Series 2013-GC16, Class A1,
1.264%, 11/10/2046	313,287	312,728
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	1,114,000	1,181,461
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	1,117,000	1,185,165
Series 2014-GC26, Class AAB,
3.365%, 11/10/2047	806,000	840,630
Series 2015-GC32, Class AAB,
3.513%, 07/10/2048	1,550,000	1,620,358
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust,
Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	3,338,382	3,852,650

Core Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4,
3.801%, 09/15/2047	$398,000	$419,582
Series 2014-C25, Class ASB,
3.407%, 11/15/2047	354,000	369,927
Series 2015-C28, Class A3,
2.912%, 10/15/2048	798,000	784,203
Series 2015-C28, Class ASB,
3.042%, 10/15/2048	545,000	555,558
Series 2015-C30, Class A4,
3.551%, 07/15/2048	930,000	959,566
Series 2015-C30, Class AS,
4.226%, 07/15/2048 (P)	1,318,000	1,382,672
Series 2015-C30, Class ASB,
3.559%, 07/15/2048	1,239,000	1,299,816
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	864,000	927,674
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	434,772	447,332
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (S)	1,950,000	2,057,909
Series 2012-LC9, Class A2,
1.677%, 12/15/2047	647,000	650,218
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	279,725	280,791
JPMorgan Mortgage Trust, Series 2015-IVR2,
Class A2 2.772%, 01/25/2045 (P) (S)	999,614	1,007,698
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	1,089,687	1,093,028
Series 2013-C9, Class A,
1.970%, 05/15/2046	438,000	441,923
Series 2015-C22, Class A3,
3.046%, 04/15/2048	669,000	663,269
Series 2015-C23, Class A3,
3.451%, 07/15/2050	709,000	727,845
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	1,995,126	2,014,628
Series 2011-C3 A2, 3.224%, 07/15/2049	1,269,366	1,288,735
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A2
2.113%, 05/10/2063	1,048,000	1,060,929
		56,840,609
U.S. Government Agency - 3.1%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
1.844%, 08/25/2024 (P)	1,281,610	1,285,924
Series 2015-DN1, Class M1,
1.444%, 01/25/2025 (P)	738,708	738,708
Series 271, Class 30, 3.000%, 08/15/2042	3,676,990	3,728,728
Series 300, Class 300, 3.000%, 01/15/2043	3,891,335	3,959,758
Series 342, Class 300, 3.000%, 02/15/2045	6,364,599	6,502,229
Series 4225, Class A, 4.000%, 09/15/2040	1,965,904	2,104,734
Series 4227, Class AB, 3.500%, 10/15/2037	1,907,027	2,015,181
Series 4462, Class DA, 4.000%, 04/15/2040	4,362,835	4,693,551
Series 4483, Class PA, 2.500%, 06/15/2045	8,362,921	8,562,393

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2007-108, Class AN,
8.197%, 11/25/2037 (P)	$438,290	$537,446
Series 2012-112, Class DA,
3.000%, 10/25/2042	5,337,459	5,432,562
Series 2012-134, Class LC,
3.000%, 12/25/2042	1,454,669	1,493,200
Series 411, Class A3, 3.000%, 08/25/2042	787,306	799,878
		41,854,292
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $98,404,123)		$98,694,901

ASSET BACKED SECURITIES - 13.4%
Ally Auto Receivables Trust
Series 2013-1, Class A3,
0.630%, 05/15/2017	85,991	85,976
Series 2014-1, Class A4,
1.530%, 04/15/2019	3,893,000	3,904,582
Series 2014-2, Class A4,
1.840%, 01/15/2020	213,000	215,188
Series 2015-2, Class A3,
1.490%, 11/15/2019	1,298,000	1,301,018
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	3,150,000	3,156,111
Series 2014-4, Class A2,
1.430%, 06/17/2019	2,952,000	2,957,116
Series 2014-5, Class A1,
0.697%, 10/15/2019 (P)	4,674,000	4,663,507
Series 2015-2, Class A1,
0.777%, 01/15/2021 (P)	1,799,000	1,799,023
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	986,000	993,230
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	3,849,000	3,863,199
Bank of The West Auto Trust, Series 2014-1,
Class A3
1.090%, 03/15/2019 (S)	873,000	873,317
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	559,000	559,038
Series 2014-3, Class A4,
1.790%, 03/16/2020	495,000	496,362
Series 2015-1, Class A3,
1.330%, 04/15/2019	1,489,000	1,481,174
Series 2015-1, Class A4,
1.820%, 09/15/2020	1,003,000	1,016,958
Series 2015-2, Class A3,
1.310%, 08/15/2019	3,135,000	3,127,542
Capital Auto Receivables Asset Trust
Series 2013-2, Class A4,
1.560%, 07/20/2018	838,000	841,290
Series 2013-3, Class A3,
1.310%, 12/20/2017	7,951,000	7,954,562
Series 2013-3, Class A4,
1.680%, 04/20/2018	539,000	541,582
Series 2013-4, Class A3,
1.090%, 03/20/2018	2,276,000	2,274,343
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,821,000	1,825,460
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,926,000	1,937,897

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Capital Auto Receivables
Asset Trust (continued)
Series 2014-2, Class A1,
0.516%, 06/20/2016 (P)	$124,498	$124,498
Series 2014-2, Class A3,
1.260%, 05/21/2018	4,984,000	4,988,685
Series 2014-2, Class A4,
1.620%, 10/22/2018	943,000	948,441
Series 2015-1, Class A2,
1.420%, 06/20/2018	3,194,000	3,197,121
Series 2015-1, Class A3,
1.610%, 06/20/2019	1,666,000	1,670,758
Series 2015-1, Class A4,
1.860%, 10/21/2019	212,000	212,812
Series 2015-2, Class A2,
1.390%, 09/20/2018	1,211,000	1,213,376
Series 2015-2, Class A3,
1.730%, 09/20/2019	1,756,000	1,759,939
Series 2015-2, Class A4,
1.970%, 01/21/2020	2,604,000	2,618,135
Series 2015-3, Class A3,
1.970%, 01/21/2020	1,777,000	1,791,067
Citibank Credit Card Issuance Trust
Series 2013-A7, Class A7,
0.633%, 09/10/2020 (P)	189,000	189,189
Series 2014-A6, Class A6,
2.150%, 07/15/2021	5,778,000	5,895,236
Discover Card Execution Note Trust
Series 2015-A1, Class A1,
0.557%, 08/17/2020 (P)	2,370,000	2,361,492
Series 2015-A2, Class A,
1.900%, 10/17/2022	744,000	745,593
Ford Credit Auto Owner Trust
Series 2013-B, Class A3,
0.570%, 10/15/2017	882,505	882,308
Series 2013-D, Class A3,
0.670%, 04/15/2018	781,903	781,494
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	3,294,000	3,343,258
Series 2015-2, Class A, 2.440%, 01/15/2027	753,000	765,211
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class A, 1.920%, 01/15/2019	3,929,000	3,967,375
Series 2014-1, Class A1,
1.200%, 02/15/2019	785,000	785,535
Series 2014-2, Class A,
0.707%, 02/15/2021 (P)	1,395,000	1,386,288
Series 2015-2, Class A2,
0.777%, 01/15/2022 (P)	4,715,000	4,676,794
Hyundai Auto Receivables Trust
Series 2013-A, Class A4,
0.750%, 09/17/2018	700,000	699,427
Series 2013-B, Class A4,
1.010%, 02/15/2019	621,000	621,661
Series 2013-C, Class A3,
1.010%, 02/15/2018	67,737	67,821
Series 2014-B, Class A3,
0.900%, 12/17/2018	1,383,000	1,382,538
Navient Private Education Loan Trust,
Series 2015-AA, Class A2A
2.650%, 12/15/2028 (S)	700,000	708,713
Navient Student Loan Trust
Series 2014-1, Class A2,
0.505%, 03/27/2023 (P)	1,040,000	1,027,675

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Navient Student Loan Trust (continued)
Series 2014-8, Class A2,
0.634%, 04/25/2023 (P)	$945,000	$932,931
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.475%, 10/27/2036 (P)	2,297,624	2,192,023
Series 2004-4, Class A5,
0.455%, 01/25/2037 (P)	1,450,636	1,413,773
Series 2005-1, Class A5,
0.405%, 10/25/2033 (P)	3,612,000	3,442,594
Series 2005-2, Class A5,
0.419%, 03/23/2037 (P)	1,385,000	1,303,850
Series 2005-3, Class A5,
0.439%, 12/24/2035 (P)	1,501,000	1,427,895
Series 2005-4, Class A4,
0.499%, 03/22/2032 (P)	859,000	775,101
Series 2006-1, Class A4,
0.419%, 11/23/2022 (P)	355,117	354,177
Series 2006-2, Class A4,
0.375%, 10/26/2026 (P)	636,403	635,331
Series 2010-4, Class A,
0.994%, 04/25/2046 (P) (S)	611,904	611,131
SLC Student Loan Trust, Series 2007-2,
Class A2
0.721%, 05/15/2028 (P)	742,193	733,420
SLM Private Education Loan Trust
Series 2011-A, Class A2,
4.370%, 04/17/2028 (S)	2,917,000	3,083,281
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	384,000	403,102
Series 2012-B, Class A2,
3.480%, 10/15/2030 (S)	1,835,000	1,881,492
Series 2012-C, Class A1,
1.307%, 08/15/2023 (P) (S)	1,339,902	1,340,773
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	2,060,000	2,103,503
Series 2012-E, Class A2B,
1.957%, 06/15/2045 (P) (S)	605,000	617,342
Series 2013-A, Class A1,
0.807%, 08/15/2022 (P) (S)	340,119	339,489
Series 2013-B, Class A1,
0.857%, 07/15/2022 (P) (S)	1,679,004	1,677,248
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	435,000	434,138
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	1,310,000	1,353,525
Series 2014-A, Class A1,
0.807%, 07/15/2022 (P) (S)	1,848,926	1,843,965
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	2,296,000	2,322,227
SLM Student Loan Trust
Series 2004-10, Class A6A,
0.845%, 04/27/2026 (P) (S)	3,457,000	3,412,868
Series 2004-3, Class A5,
0.465%, 07/25/2023 (P)	1,969,032	1,931,898
Series 2004-9, Class A5,
0.445%, 01/27/2020 (P)	3,257,523	3,256,698
Series 2005-2, Class A5,
0.385%, 04/27/2020 (P)	3,384,887	3,383,886
Series 2005-5, Class A3,
0.395%, 04/25/2025 (P)	328,547	325,774
Series 2005-5, Class A4,
0.435%, 10/25/2028 (P)	3,917,000	3,648,889

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2005-6, Class A5B,
1.495%, 07/27/2026 (P)	$919,242	$921,460
Series 2005-6, Class A6,
0.435%, 10/27/2031 (P)	2,281,000	2,160,061
Series 2005-9, Class A5,
0.415%, 01/27/2025 (P)	545,999	543,778
Series 2006-3, Class A5,
0.395%, 01/25/2021 (P)	1,857,000	1,776,609
Series 2007-2, Class A4,
0.355%, 07/25/2022 (P)	3,133,000	2,928,327
Series 2007-2, Class B,
0.465%, 07/25/2025 (P)	1,485,000	1,239,466
Series 2007-3, Class A3,
0.335%, 04/25/2019 (P)	4,717,000	4,645,113
Series 2007-5, Class A5,
0.375%, 01/25/2024 (P)	1,053,000	1,037,959
Series 2008-5, Class A3,
1.595%, 01/25/2018 (P)	280,824	281,118
Series 2010-1, Class A,
0.594%, 03/25/2025 (P)	2,046,362	2,017,740
Series 2012-6, Class A3,
0.944%, 05/26/2026 (P)	1,997,000	1,975,562
Series 2012-6, Class B,
1.194%, 04/27/2043 (P)	1,228,000	1,084,227
Series 2013-1, Class B,
1.994%, 11/25/2043 (P)	336,000	302,816
Series 2013-2, Class B,
1.694%, 06/25/2043 (P)	1,009,000	934,782
Series 2013-3, Class B,
1.694%, 09/25/2043 (P)	993,000	916,781
Series 2013-5, Class A2,
0.594%, 10/26/2020 (P)	1,380,923	1,374,415
Series 2013-6, Class A2,
0.694%, 02/25/2021 (P)	864,000	860,071
Series 2014-2, Class A3,
0.784%, 03/26/2029 (P)	1,433,000	1,404,737
SMB Private Education Loan Trust
Series 2015-A, Class A1,
0.807%, 07/17/2023 (P) (S)	558,414	556,652
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	3,845,000	3,805,912
Series 2015-A, Class A2B,
1.207%, 06/15/2027 (P) (S)	2,549,000	2,529,541
Series 2015-B, Class A2A,
2.980%, 07/15/2027 (S)	1,633,000	1,656,633
Series 2015-B, Class A2B,
1.406%, 07/15/2027 (P) (S)	1,968,000	1,957,022
Trade MAPS 1, Ltd., Series 2013-1A, Class A
0.903%, 12/10/2018 (P) (S)	3,203,000	3,204,035
TOTAL ASSET BACKED SECURITIES (Cost $183,185,402)		$181,978,056

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.1319% (W) (Y)	19,171	$191,813
TOTAL SECURITIES LENDING
COLLATERAL (Cost $191,809)		$191,813

SHORT-TERM INVESTMENTS - 1.5%
Money market funds - 1.5%
State Street Institutional Liquid Reserves
Fund, 0.1305% (Y)	20,029,252	20,029,252
TOTAL SHORT-TERM INVESTMENTS (Cost $20,029,252)		$20,029,252
Total Investments (Core Bond Trust)
(Cost $1,471,184,406) - 107.7%		$1,467,355,399
Other assets and liabilities, net - (7.7%)		(104,742,818)
TOTAL NET ASSETS - 100.0%		$1,362,612,581

Core Strategy Trust

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 68.8%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	159,501,457	$2,472,272,413
Fixed income - 31.2%
Bond, Series NAV (JHAM) (A)(1)	82,020,310	1,122,037,834
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $3,719,483,203)		$3,594,310,247

COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Household durables - 0.0%
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	613
Consumer staples - 0.0%
Food products - 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	880
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Diversified financial services - 0.0%
SNS REAAL NV (I)	1,920	0
		0
Health care - 0.0%
Health care providers and services - 0.0%
Medcath Corp. (I)	500	250
Industrials - 0.0%
Airlines - 0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	56
Metals and mining - 0.0%
China Metal Recycling Holdings, Ltd. (I)	7,800	0
		56

Core Strategy Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials - 0.0%
Metals and mining - 0.0%
Timminco, Ltd. (I)	300	$0
TOTAL COMMON STOCKS (Cost $100,246)		$1,799
Total Investments (Core Strategy Trust)
(Cost $3,719,583,449) - 100.0%		$3,594,312,046
Other assets and liabilities, net - 0.0%		538,864
TOTAL NET ASSETS - 100.0%		$3,594,850,910

Emerging Markets Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.5%
Australia - 0.0%
MMG, Ltd.	908,000	$171,637
Brazil - 4.7%
Aliansce Shopping Centers SA	10,300	27,669
Banco Alfa de Investimento SA	35,100	62,418
Banco do Brasil SA	545,424	2,091,170
Banco Santander Brasil SA	21,800	69,340
Bematech SA	74,950	189,053
BM&FBovespa SA	971,988	2,716,516
Brasil Brokers Participacoes SA	43,600	19,246
Brasil Pharma SA (I)	46,300	7,708
BrasilAgro	12,800	36,193
Cia Providencia Industria e Comercio SA	52,100	137,067
Cia Siderurgica Nacional SA	249,821	247,017
Cosan SA Industria e Comercio	37,056	188,154
CR2 Empreendimentos Imobiliarios SA	9,300	5,958
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	114,700	239,266
Direcional Engenharia SA	21,100	19,266
Duratex SA	90,119	133,661
Embraer SA	190,580	1,225,800
Embraer SA, ADR	33,254	850,637
Eternit SA	22,300	9,787
Even Construtora e Incorporadora SA	261,400	226,817
EZ Tec Empreendimentos e Participacoes SA	3,318	9,675
Fibria Celulose SA	55,198	749,061
Fibria Celulose SA, ADR (L)	180,847	2,452,285
Gafisa SA	27,961	14,247
Gafisa SA, ADR (L)	77,709	75,114
Gerdau SA	130,329	145,303
Gerdau SA, ADR (L)	419,641	574,908
Hypermarcas SA	117,171	451,601
Industrias Romi SA	55,100	23,905
Iochpe-Maxion SA	22,000	84,071
Itau Unibanco Holding SA	1,210	7,484
JBS SA	669,361	2,836,490
JHSF Participacoes SA	21,100	7,717
Kroton Educacional SA	417,414	811,770
Log-in Logistica Intermodal SA (I)	79,900	29,223
Magnesita Refratarios SA	270,256	192,918
Marfrig Global Foods SA (I)	133,200	240,899
Mills Estruturas e Servicos de Engenharia SA	24,400	27,696
MRV Engenharia e Participacoes SA	180,565	277,372
Paranapanema SA (I)	343,250	178,357

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
PDG Realty SA Empreendimentos
e Participacoes (I)	875,989	$13,258
Petroleo Brasileiro SA	520,818	1,121,903
Petroleo Brasileiro SA, ADR	961,096	3,536,833
Petroleo Brasileiro SA, ADR (L)	719,571	3,130,134
Porto Seguro SA	11,727	89,036
Profarma Distribuidora de
Produtos Farmaceuticos SA	18,400	32,952
QGEP Participacoes SA	47,960	74,036
Santos Brasil Participacoes SA	11,400	36,807
Sao Carlos Empreendimentos
e Participacoes SA	7,005	43,290
Sao Martinho SA	15,111	149,414
SLC Agricola SA	52,278	236,039
Springs Global Participacoes SA (I)	136,053	27,797
Sul America SA	91,838	413,497
Tecnisa SA	48,022	37,550
Tereos Internacional SA	72,800	12,120
TPI - Triunfo Participacoes e Investimentos SA	35,010	34,264
Trisul SA	44,646	28,041
Usinas Siderurgicas de Minas Gerais SA	149,100	310,649
Vale SA	951,429	3,978,987
Vanguarda Agro SA (I)	170,452	22,357
		31,021,803
Chile - 1.8%
CAP SA	20,760	54,556
Cementos BIO BIO SA	50,384	35,521
Cencosud SA	845,364	1,645,408
Cencosud SA, ADR (L)	7,000	40,880
Cia Sud Americana de Vapores SA (I)	4,643,700	137,103
Corpbanca SA	4,188,241	36,989
Cristalerias de Chile SA	50,369	340,462
Empresa Nacional de Telecomunicaciones SA	1,962	18,470
Empresas CMPC SA	839,056	2,156,770
Empresas COPEC SA	155,840	1,411,621
Empresas Hites SA	46,731	16,455
Empresas La Polar SA (I)	100,593	2,387
Enersis SA, ADR	297,400	3,759,136
Gasco SA	112,531	753,287
Inversiones Aguas Metropolitanas SA	215,464	298,344
Latam Airlines Group SA	93,894	451,925
Latam Airlines Group SA, ADR (L)	14,808	72,263
Masisa SA	2,630,086	71,735
PAZ Corp., SA	126,971	58,229
Ripley Corp. SA	552,472	182,608
Salfacorp SA	138,015	72,792
Sigdo Koppers SA	25,124	29,613
Sociedad Matriz SAAM SA	1,923,287	127,809
Socovesa SA	315,706	55,732
Tech Pack SA (I)	92,995	31,380
Vina Concha y Toro SA	31,425	52,084
Vina San Pedro Tarapaca SA	2,980,264	23,764
		11,937,323
China - 10.9%
361 Degrees International, Ltd.	327,000	102,358
Agile Property Holdings, Ltd.	963,000	502,763
Agricultural Bank of China, Ltd., H Shares	2,936,000	1,115,076
Air China, Ltd., H Shares	394,000	312,059
Aluminum Corp. of China, Ltd., H Shares (I)	352,000	109,959
Angang Steel Company, Ltd., H Shares	440,000	177,913
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	92,000	16,712

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Asia Cement China Holdings Corp.	265,500	$73,619
AVIC International Holdings, Ltd., H Shares	152,000	80,787
Bank of China, Ltd., H Shares	26,188,694	11,293,423
Bank of Chongqing Company, Ltd., H Shares	71,500	49,531
Bank of Communications Company, Ltd.,
H Shares	2,699,876	1,881,932
Baoye Group Company, Ltd., H Shares	170,000	103,899
BBMG Corp., H Shares	314,500	217,028
Beijing Capital International Airport
Company, Ltd., H Shares	512,000	478,574
Beijing Capital Land, Ltd., H Shares	610,000	242,432
Beijing North Star Company, H Shares	260,000	75,517
BYD Electronic International Company, Ltd.	293,000	183,068
Central China Real Estate, Ltd. (I)	397,732	74,614
Chigo Holding, Ltd. (I)	1,728,000	26,548
China Aoyuan Property Group, Ltd.	733,000	137,855
China Automation Group, Ltd.	185,000	19,707
China BlueChemical, Ltd., H Shares	420,000	112,773
China CITIC Bank Corp., Ltd., H Shares	1,600,775	932,136
China Coal Energy Company, Ltd.,
H Shares (L)	807,000	327,498
China Communications Construction
Company, Ltd., H Shares	906,555	1,124,521
China Communications Services Corp., Ltd.,
H Shares	787,200	303,862
China Construction Bank Corp., H Shares	15,242,000	10,171,483
China Dongxiang Group Company	1,639,000	396,071
China Dredging Environment
Protection Holdings, Ltd. (I)	116,000	15,337
China Everbright Bank Company, Ltd.,
H Shares	410,000	179,147
China Great Star International, Ltd. (I)	23,679	44,809
China Hongqiao Group, Ltd.	309,500	145,725
China Huiyuan Juice Group, Ltd. (I)	274,500	103,322
China ITS Holdings Company, Ltd.	348,000	39,768
China Merchants Bank Company, Ltd.,
H Shares	943,144	2,298,730
China National Building Material
Company, Ltd., H Shares	1,922,000	1,113,639
China National Materials Company, Ltd.,
H Shares	711,000	172,619
China Petroleum & Chemical Corp., ADR (L)	88,660	5,456,136
China Railway Construction Corp., H Shares	405,665	600,122
China Railway Group, Ltd., H Shares	369,000	337,034
China Rare Earth Holdings, Ltd. (I)	943,600	77,242
China SCE Property Holdings, Ltd. (I)	535,200	116,924
China Shanshui Cement Group, Ltd. (L)	1,166,000	757,068
China Shenhua Energy Company, Ltd.,
H Shares	627,000	963,001
China Shipping Container Lines Company, Ltd.,
H Shares (I)	556,150	223,176
China Shipping Development Company, Ltd.,
H Shares	428,000	303,623
China Southern Airlines Company, Ltd.,
H Shares	462,000	338,555
China Taifeng Beddings Holdings, Ltd.	204,000	28,428
China Yurun Food Group, Ltd. (I)	652,000	149,457
China ZhengTong Auto Services Holdings, Ltd.	277,500	115,054
China Zhongwang Holdings, Ltd. (L)	876,000	334,315
Chongqing Iron & Steel Company, Ltd.,
H Shares (I)	102,000	15,098
Chongqing Machinery & Electric
Company, Ltd., H Shares	632,000	83,885

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chongqing Rural Commercial Bank, H Shares	361,000	$205,248
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd.	230,000	35,228
CNOOC, Ltd.	5,077,000	5,227,421
CNOOC, Ltd., ADR	4,614	475,611
Comtec Solar Systems Group, Ltd. (I)	364,000	29,327
Country Garden Holdings Company, Ltd.	1,588,000	575,350
Dalian Port PDA Company, Ltd., H Shares	400,000	125,727
Daphne International Holdings, Ltd.	172,000	39,170
Dongfeng Motor Group Company, Ltd.,
H Shares	428,000	537,167
Dongyue Group, Ltd.	310,000	80,870
Evergrande Real Estate Group, Ltd.	2,695,000	1,540,012
Evergreen International Holdings, Ltd.	122,000	13,293
Fantasia Holdings Group Company, Ltd. (L)	763,500	86,408
Fosun International, Ltd.	142,500	246,056
Fufeng Group, Ltd. (L)	225,200	91,512
GOME Electrical Appliances Holdings, Ltd.	2,937,000	448,450
Greenland Hong Kong Holdings, Ltd.	245,625	119,815
Greentown China Holdings, Ltd.	397,000	286,017
Guangshen Railway Company, Ltd., ADR	24,838	496,263
Guangzhou Automobile Group Company, Ltd.,
H Shares	406,415	331,783
Guangzhou R&F Properties Company, Ltd.,
H Shares	663,600	603,737
Guodian Technology & Environment
Group Corp., Ltd., H Shares	219,000	19,070
Harbin Electric Company, Ltd., H Shares	318,000	175,658
Hilong Holding, Ltd.	95,000	19,417
HNA Infrastructure Company, Ltd., H Shares	94,000	107,794
Honghua Group, Ltd.	292,000	22,452
Huishang Bank Corp., Ltd., H Shares	153,000	67,093
Hydoo International Holding, Ltd.	128,000	16,456
Industrial & Commercial Bank of China, Ltd.,
H Shares	12,922,000	7,465,091
Jiangxi Copper Company, Ltd., H Shares	418,000	509,685
Jingwei Textile Machinery Company, Ltd.,
H Shares	16,000	24,062
Kaisa Group Holdings, Ltd. (L)	1,062,000	213,769
KWG Property Holding, Ltd.	725,013	478,791
Leoch International Technology, Ltd.	102,000	7,674
Lianhua Supermarket Holdings Company, Ltd.,
H Shares (I)	114,000	52,948
Lingbao Gold Company, Ltd., H Shares	68,000	10,630
Longfor Properties Company, Ltd.	44,500	56,346
Lonking Holdings, Ltd.	1,112,000	147,206
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)	384,000	83,393
Maoye International Holdings, Ltd.	666,000	86,734
Metallurgical Corp. of China, Ltd., H Shares	596,000	219,942
O-Net Communications Group, Ltd.	118,000	25,239
Parkson Retail Group, Ltd.	624,500	83,167
Peak Sport Products Company, Ltd.	395,000	100,740
Powerlong Real Estate Holdings, Ltd.	535,000	99,899
Qunxing Paper Holdings Company, Ltd.	634,371	168,946
Renhe Commercial
Holdings Company, Ltd. (I)(L)	6,306,000	340,546
Sany Heavy Equipment International
Holdings Company, Ltd. (L)	451,000	95,287
Semiconductor Manufacturing
International Corp., ADR (I)	127,896	574,253
Semiconductor
Manufacturing International Corp. (I)	2,550,000	231,501

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shandong Chenming Paper Holdings, Ltd.,
H Shares	207,000	$80,133
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	254,000	71,341
Shanghai Prime Machinery Company, Ltd.,
H Shares	408,000	66,740
Shengli Oil & Gas Pipe Holdings, Ltd.	268,500	8,546
Shui On Land, Ltd.	1,771,961	409,028
Shunfeng International Clean Energy, Ltd. (I)	74,000	18,917
Sijia Group Company (I)	93,000	16,440
Sino-Ocean Land Holdings, Ltd.	1,381,973	756,285
Sinotrans, Ltd., H Shares	753,000	355,343
Sinotruk Hong Kong, Ltd.	458,500	164,757
SOHO China, Ltd. (I)	1,098,000	428,127
SPT Energy Group, Inc.	264,000	24,128
Sunac China Holdings, Ltd.	640,000	335,739
Tiangong International Company, Ltd.	624,000	56,588
Tianneng Power International, Ltd.	278,000	169,374
Tonly Electronics Holdings, Ltd.	2,280	1,506
TravelSky Technology, Ltd., H Shares	168,500	213,113
Weiqiao Textile Company, H Shares	294,000	119,181
West China Cement, Ltd. (I)	982,000	133,666
Xiamen International Port Company, Ltd.,
H Shares	524,000	127,179
Xinchen China Power Holdings, Ltd. (I)	104,000	23,854
Xingda International Holdings, Ltd.	554,000	111,199
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	200,000	158,124
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	466,000	49,584
XTEP International Holdings, Ltd.	47,000	23,373
Yanzhou Coal Mining Company, Ltd.,
H Shares (L)	598,000	266,131
Yuanda China Holdings, Ltd.	830,000	39,286
Yuzhou Properties Company	325,080	75,721
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd.	386,600	43,597
Zhongsheng Group Holdings, Ltd.	72,500	29,564
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares (L)	492,200	186,273
		72,317,023
Colombia - 0.4%
Almacenes Exito SA	24,976	107,255
Cementos Argos SA	12,272	37,518
Ecopetrol SA	1,152,282	496,319
Grupo Argos SA	67,755	392,776
Grupo de Inversiones Suramericana SA	105,279	1,223,332
Grupo Nutresa SA	17,757	119,499
		2,376,699
Czech Republic - 0.5%
CEZ AS	100,718	2,094,934
Pegas Nonwovens SA	12,954	457,861
Unipetrol AS (I)	174,066	1,112,252
		3,665,047
Greece - 0.2%
Alpha Bank AE (I)	763,430	91,589
Bank of Greece	1,882	19,132
Ellaktor SA (I)	80,249	136,992
GEK Terna Holding Real
Estate Construction SA (I)	57,356	108,061
Hellenic Petroleum SA	50,445	303,511

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Intracom Holdings SA (I)	102,565	$38,899
Marfin Investment Group Holdings SA (I)	448,897	37,694
Mytilineos Holdings SA (I)	54,223	282,253
Piraeus Bank SA (I)	16,371	1,433
		1,019,564
Hong Kong - 3.6%
AMVIG Holdings, Ltd.	340,000	141,633
Anxin-China Holdings, Ltd.	1,648,000	81,868
Asian Citrus Holdings, Ltd.	249,000	33,256
C C Land Holdings, Ltd.	778,084	187,390
Carrianna Group Holdings Company, Ltd.	182,675	18,219
Chaoda Modern Agriculture Holdings, Ltd. (I)	708,474	21,891
China Aerospace International Holdings, Ltd.	1,153,200	152,676
China Agri-Industries Holdings, Ltd.	1,145,300	394,137
China Everbright, Ltd.	252,000	578,767
China Fiber Optic Network
System Group, Ltd. (L)	400,800	54,670
China Glass Holdings, Ltd.	238,000	33,040
China High Precision
Automation Group, Ltd. (I)	18,000	2,880
China High Speed Transmission Equipment
Group Company, Ltd. (I)	567,000	554,084
China Household Holdings, Ltd. (I)	540,000	21,714
China Lumena New Materials Corp.	2,036,000	328,385
China Merchants Holdings
International Company, Ltd.	170,000	501,936
China Merchants Land, Ltd.	498,000	82,308
China New Town
Development Company, Ltd. (I)	1,505,165	56,774
China Ocean Resources Company, Ltd. (I)(L)	22,990	67,180
China Oil and Gas Group, Ltd.	560,000	34,797
China Overseas Grand Oceans Group, Ltd.	182,000	53,825
China Precious Metal Resources
Holdings Company, Ltd. (I)(L)	1,726,000	68,357
China Properties Group, Ltd. (I)	300,000	59,910
China Resources Cement Holdings, Ltd.	278,000	127,260
China Resources Enterprises, Ltd. (I)	180,414	335,675
China South City Holdings, Ltd. (L)	556,000	136,707
China Tianyi Holdings, Ltd.	248,000	27,955
China Travel International Investment
Hong Kong, Ltd.	1,058,000	387,216
China Unicom Hong Kong, Ltd.	1,202,000	1,529,171
China Unicom Hong Kong, Ltd., ADR (L)	151,861	1,939,265
China Vanadium Titano - Magnetite
Mining Company, Ltd.	548,000	20,275
CITIC Resources Holdings, Ltd. (I)	1,264,000	185,223
CITIC, Ltd.	1,570,130	2,866,613
Citychamp Watch & Jewellery Group, Ltd.	640,000	98,497
Clear Media, Ltd.	52,000	52,078
Coastal Greenland, Ltd. (I)	780,000	18,957
Comba Telecom Systems Holdings, Ltd.	109,000	23,354
Concord New Energy Group, Ltd.	390,000	26,258
COSCO International Holdings, Ltd.	323,625	183,317
COSCO Pacific, Ltd.	977,265	1,286,199
Dah Chong Hong Holdings, Ltd.	432,000	173,919
Dynasty Fine Wines Group, Ltd. (I)	330,000	61,316
Franshion Properties China, Ltd.	2,206,000	557,976
Global Bio-Chem Technology
Group Company, Ltd. (I)	1,234,000	47,445
Glorious Property Holdings, Ltd. (I)	1,317,000	150,099
Golden Meditech Holdings, Ltd.	390,364	50,631
Goldlion Holdings, Ltd.	233,000	94,987
Heng Tai Consumables Group, Ltd. (I)	200,634	2,078

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hengdeli Holdings, Ltd.	968,000	$138,738
HKC Holdings, Ltd. (I)(L)	4,298,149	94,828
Hopson Development Holdings, Ltd. (I)	458,000	365,853
Hua Han Bio-Pharmaceutical Holdings, Ltd.,
H Shares	776,000	95,735
Inspur International, Ltd.	134,000	25,375
Ju Teng International Holdings, Ltd.	528,000	261,185
Kingboard Chemical Holdings, Ltd.	423,130	515,200
Kingboard Laminates Holdings, Ltd.	546,500	222,629
Kunlun Energy Company, Ltd.	678,000	487,164
Lai Fung Holdings, Ltd.	2,281,216	36,042
Loudong General Nice Resources
China Holdings, Ltd. (I)	338,400	31,920
MIE Holdings Corp.	644,000	68,534
Min Xin Holdings, Ltd.	46,000	33,942
Mingyuan Medicare
Development Company, Ltd. (I)	1,300,000	38,580
Minmetals Land, Ltd.	756,000	73,623
Nan Hai Corp., Ltd. (I)	5,350,000	83,864
New World China Land, Ltd.	1,565,200	930,730
New World Department Store China, Ltd.	175,000	29,629
Nine Dragons Paper Holdings, Ltd.	715,000	372,928
Poly Property Group Company, Ltd.	1,177,453	325,592
Pou Sheng International Holdings, Ltd. (I)	1,036,000	175,090
Prosperity International Holdings HK, Ltd. (I)	1,320,000	39,517
Qingling Motors Company, Ltd., H Shares	394,000	131,379
Real Nutriceutical Group, Ltd.	469,000	80,431
REXLot Holdings, Ltd. (I)	14,231	808
Rotam Global Agrosciences, Ltd.	7,854	6,995
Samson Holding, Ltd.	529,548	67,246
Shanghai Industrial Holdings, Ltd.	300,000	665,551
Shanghai Industrial Urban
Development Group, Ltd.	775,000	144,047
Shanghai Zendai Property, Ltd. (I)	2,530,000	58,320
Shenzhen International Holdings, Ltd.	527,967	727,109
Shenzhen Investment, Ltd.	189,506	67,199
Shimao Property Holdings, Ltd.	391,000	590,866
Shougang Concord International
Enterprises Company, Ltd. (I)	2,194,000	92,681
Shougang Fushan Resources Group, Ltd.	1,242,000	154,561
Silver Grant International, Ltd.	402,000	54,824
SIM Technology Group, Ltd. (I)	201,000	10,185
Sino Oil and Gas Holdings, Ltd. (I)	5,725,000	126,244
Sinofert Holdings, Ltd.	1,042,000	155,660
Sinolink Worldwide Holdings, Ltd. (I)	858,000	93,594
Sinotrans Shipping, Ltd.	683,000	132,154
Skyworth Digital Holdings, Ltd.	831,825	566,165
SMI Holdings Group, Ltd.	800,000	67,517
Solargiga Energy Holdings, Ltd. (I)	354,000	9,188
SRE Group, Ltd.	1,148,857	56,712
TCC International Holdings, Ltd. (I)	882,000	164,471
TCL Multimedia Technology Holdings, Ltd.	191,200	86,022
Tian An China Investment, Ltd.	281,000	154,876
Tianjin Port Development Holdings, Ltd. (I)	942,000	150,280
Tomson Group, Ltd.	391,897	82,877
TPV Technology, Ltd. (I)	583,684	87,852
Truly International Holdings, Ltd.	282,000	71,499
V1 Group, Ltd. (I)	719,400	57,943
Yanchang Petroleum International, Ltd. (I)	2,560,000	75,032
Yuexiu Property Company, Ltd.	4,293,542	707,277
		24,056,431
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC	15,857	691,026

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary (continued)
OTP Bank PLC	46,709	$901,655
		1,592,681
India - 12.5%
Aarti Industries, Ltd.	33,840	286,610
Aban Offshore, Ltd.	15,263	53,518
ABG Shipyard, Ltd. (I)	8,406	17,698
Adani Enterprises, Ltd.	164,157	202,967
Adani Ports and Special Economic Zone, Ltd.	231,838	1,059,095
Adani Power, Ltd. (I)	434,332	164,115
Adani Transmissions, Ltd. (I)	164,157	66,898
Aditya Birla Nuvo, Ltd.	55,261	1,811,698
Allahabad Bank	123,534	145,236
Alok Industries, Ltd.	568,576	53,204
Ambuja Cements, Ltd.	44,308	139,177
Amtek Auto, Ltd.	126,615	85,211
Anant Raj, Ltd.	54,720	30,274
Andhra Bank	157,154	160,983
Apollo Tyres, Ltd.	210,059	578,636
Arvind, Ltd.	118,136	504,297
Ashok Leyland, Ltd.	722,040	1,021,821
Atul, Ltd.	3,642	86,865
Axis Bank, Ltd.	153,760	1,171,131
Bajaj Finance, Ltd.	9,506	747,645
Bajaj Finserv, Ltd.	17,771	467,625
Bajaj Hindusthan, Ltd.	201,805	43,443
Bajaj Holdings and Investment, Ltd.	38,344	920,039
Balkrishna Industries, Ltd.	2,093	21,256
Ballarpur Industries, Ltd.	281,124	63,737
Balmer Lawrie & Company, Ltd.	8,925	75,621
Balrampur Chini Mills, Ltd.	137,794	110,597
Bank of Baroda	347,575	979,083
Bank of India	114,231	238,306
Bank of Maharashtra	100,154	52,105
BEML, Ltd.	12,209	232,019
BGR Energy Systems, Ltd.	7,989	12,955
Bharat Heavy Electricals, Ltd.	379,212	1,195,752
Bharti Airtel, Ltd.	551,334	2,844,283
Bhushan Steel, Ltd.	10,412	6,861
Biocon, Ltd.	16,557	112,395
Birla Corp., Ltd.	37,352	258,112
Bombay Dyeing &
Manufacturing Company, Ltd.	60,098	58,162
Cairn India, Ltd.	472,184	1,117,225
Canara Bank	85,172	364,628
Castex Technologies, Ltd.	21,314	7,168
Ceat, Ltd.	4,159	81,171
Central Bank of India	42,065	53,611
Century Textiles & Industries, Ltd.	32,249	256,323
Chambal Fertilizers & Chemicals, Ltd.	88,262	79,001
City Union Bank, Ltd.	160,592	225,260
Coromandel International, Ltd.	11,871	27,990
Corp. Bank	58,450	39,285
Cox & Kings, Ltd.	28,668	90,079
Crompton Greaves, Ltd.	58,629	154,232
Dalmia Bharat, Ltd.	12,925	129,492
DB Realty, Ltd. (I)	35,138	32,761
DCB Bank, Ltd. (I)	121,079	264,273
DCM Shriram, Ltd.	39,804	64,678
Deepak Fertilizers & Petrochemicals Corp., Ltd.	28,839	56,536
DEN Networks, Ltd. (I)	8,545	15,735
Dena Bank	77,102	46,592
Dewan Housing Finance Corp., Ltd.	29,982	100,643
Dishman Pharmaceuticals & Chemicals, Ltd.	8,770	43,048

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
DLF, Ltd.	171,172	$360,549
Edelweiss Financial Services, Ltd.	304,550	269,132
EID Parry India, Ltd.	80,296	160,495
EIH, Ltd.	25,377	37,941
Electrosteel Castings, Ltd.	89,970	23,434
Engineers India, Ltd.	17,670	51,532
Eros International Media, Ltd.	10,300	83,362
Escorts, Ltd.	44,637	104,414
Essar Oil, Ltd. (I)	44,458	134,346
Essar Ports, Ltd.	31,778	45,691
Essel Propack, Ltd.	37,352	87,083
Exide Industries, Ltd.	44,458	104,996
Federal Bank, Ltd.	1,169,803	1,146,812
Financial Technologies India, Ltd.	12,955	22,017
Finolex Cables, Ltd.	54,200	193,837
Finolex Industries, Ltd.	23,537	93,361
Firstsource Solutions, Ltd. (I)	137,281	55,259
Fortis Healthcare, Ltd. (I)	83,364	213,788
Future Retail, Ltd.	19,041	35,380
GAIL India, Ltd.	208,331	970,350
Gateway Distriparks, Ltd.	10,919	59,977
Godfrey Phillips India, Ltd.	2,302	22,654
Graphite India, Ltd.	67,182	69,649
Grasim Industries, Ltd.	25,290	1,407,559
Gujarat Alkalies & Chemicals, Ltd.	24,028	60,414
Gujarat Fluorochemicals, Ltd.	11,921	125,388
Gujarat Mineral Development Corp., Ltd.	56,366	62,022
Gujarat Narmada Valley Fertilizers
& Chemicals, Ltd.	48,941	43,333
Gujarat State Fertilisers & Chemicals, Ltd.	105,690	113,824
Gujarat State Petronet, Ltd.	109,920	196,432
HCL Infosystems, Ltd. (I)	72,447	40,146
HEG, Ltd.	12,877	27,140
HeidelbergCement India, Ltd. (I)	4,823	5,407
Hexa Tradex, Ltd. (I)	32,971	8,599
Himachal Futuristic Communications, Ltd. (I)	72,215	17,988
Himatsingka Seide, Ltd.	10,473	33,346
Hindalco Industries, Ltd.	711,333	775,673
Hinduja Ventures, Ltd.	5,620	32,401
Hindustan Construction Company, Ltd. (I)	182,894	52,780
Hindustan Media Ventures, Ltd.	3,165	11,279
Hotel Leela Venture, Ltd. (I)	112,448	33,399
Housing Development & Infrastructure, Ltd. (I)	220,761	247,596
HSIL, Ltd.	5,997	24,790
HT Media, Ltd.	10,959	13,557
ICICI Bank, Ltd.	1,510,777	6,226,551
IDBI Bank, Ltd.	267,194	323,193
Idea Cellular, Ltd.	541,614	1,229,187
IDFC, Ltd.	119,156	261,355
IFCI, Ltd.	181,420	59,739
IIFL Holdings, Ltd.	213,160	615,305
IL&FS Transportation Networks, Ltd.	10,458	15,823
Indiabulls Housing Finance, Ltd.	166,834	2,023,921
Indian Bank	70,234	145,970
Indian Hotels Company, Ltd.	275,375	360,393
Indian Overseas Bank	152,678	84,742
Ingersoll-Rand India, Ltd.	8,997	104,354
Intellect Design Arena, Ltd. (I)	46,452	122,574
Jain Irrigation Systems, Ltd.	143,549	141,200
Jaiprakash Associates, Ltd.	637,250	109,750
Jammu & Kashmir Bank, Ltd.	322,986	447,347
Jaypee Infratech, Ltd.	123,242	25,022
JB Chemicals & Pharmaceuticals, Ltd.	20,800	88,224

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
JBF Industries, Ltd.	8,304	$28,312
Jindal Saw, Ltd.	116,150	114,035
Jindal Steel & Power, Ltd.	339,474	314,388
JK Cement, Ltd.	8,306	82,517
JK Lakshmi Cement, Ltd.	13,182	75,017
JK Tyre & Industries, Ltd.	15,590	24,453
JM Financial, Ltd.	124,021	82,473
JSW Energy, Ltd.	408,574	586,806
JSW Steel, Ltd.	93,372	1,248,437
Jubilant Life Sciences, Ltd.	30,383	176,601
Kalpataru Power Transmission, Ltd.	20,383	79,536
KEC International, Ltd.	41,793	90,685
Kesoram Industries, Ltd.	38,303	48,261
Kotak Mahindra Bank, Ltd.	23,478	233,074
KPIT Cummins Infosystems, Ltd.	6,937	11,386
KRBL, Ltd.	15,190	36,694
L&T Finance Holdings, Ltd.	77,768	79,386
Lakshmi Vilas Bank, Ltd.	30,751	39,536
Larsen & Toubro, Ltd.	88,748	1,987,677
LIC Housing Finance, Ltd.	104,806	750,961
Mahanagar Telephone Nigam (I)	22,519	5,550
Maharashtra Seamless, Ltd.	24,738	54,074
Mahindra & Mahindra Financial Services, Ltd.	107,730	394,685
Mahindra & Mahindra, Ltd.	131,921	2,542,986
Mahindra Holidays & Resorts India, Ltd.	2,883	13,216
Mahindra Lifespace Developers, Ltd.	10,600	75,992
MAX India, Ltd.	4,595	35,819
McLeod Russel India, Ltd.	34,569	81,193
Merck, Ltd.	1,375	16,427
MOIL, Ltd.	3,305	9,951
Mphasis, Ltd.	30,221	189,621
MRF, Ltd.	748	475,387
Muthoot Finance, Ltd.	18,089	45,236
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	138,250	22,306
National Aluminium Company, Ltd.	108,688	58,328
Nava Bharat Ventures, Ltd.	1,614	3,670
NCC, Ltd.	263,914	302,762
NIIT Technologies, Ltd.	11,765	84,879
NIIT, Ltd.	19,897	22,397
Oberoi Realty, Ltd.	12,259	51,105
Omaxe, Ltd.	56,507	115,257
Orient Cement, Ltd.	54,056	130,460
Oriental Bank of Commerce	72,219	144,486
Parsvnath Developers, Ltd. (I)	76,316	21,039
Peninsula Land, Ltd.	39,087	13,663
Petronet LNG, Ltd.	64,809	182,646
Piramal Enterprises, Ltd.	45,897	605,988
Plethico Pharmaceuticals, Ltd. (I)	7,219	2,002
Polaris Financial Technology, Ltd.	46,452	140,710
Power Finance Corp., Ltd.	114,522	401,888
Praj Industries, Ltd.	42,222	53,593
Prestige Estates Projects, Ltd.	7,937	26,028
Prism Cement, Ltd. (I)	42,974	58,858
PTC India Financial Services, Ltd.	29,410	20,435
PTC India, Ltd.	233,522	213,338
Punj Lloyd, Ltd. (I)	115,098	42,034
Puravankara Projects, Ltd.	10,348	9,772
Rain Industries, Ltd.	46,818	26,923
RattanIndia Infrastructure, Ltd. (I)	476,680	15,274
Raymond, Ltd.	27,855	182,029
Redington India, Ltd.	50,222	84,421
REI Agro, Ltd.	214,503	2,104
Reliance Communications, Ltd.	345,117	356,254

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Reliance Industries, Ltd.	260,778	$3,430,683
Reliance Industries, Ltd., GDR (S)	287,121	7,468,269
Reliance Power, Ltd. (I)	521,632	344,679
Rolta India, Ltd.	82,789	129,336
Ruchi Soya Industries, Ltd.	125,412	61,021
Rural Electrification Corp., Ltd.	113,808	476,669
Sadbhav Engineering, Ltd.	17,023	76,995
Shipping Corp. of India, Ltd. (I)	104,070	120,438
Shree Renuka Sugars, Ltd.	23,731	2,626
Shriram City Union Finance, Ltd.	843	21,760
Shriram Transport Finance Company, Ltd.	45,742	639,361
Sintex Industries, Ltd.	97,140	155,601
Sobha Developers, Ltd.	40,327	170,253
Sonata Software, Ltd.	9,934	23,276
SREI Infrastructure Finance, Ltd.	240,775	161,682
SRF, Ltd.	23,923	413,393
State Bank of Bikaner & Jaipur	899	6,565
State Bank of India	917,197	3,338,444
Sterlite Technologies, Ltd.	72,209	98,045
Strides Arcolab, Ltd.	7,164	133,796
Sundram Fasteners, Ltd.	12,928	29,989
Syndicate Bank	171,937	216,950
Tata Chemicals, Ltd.	86,068	503,636
Tata Communications, Ltd.	1,529	9,696
Tata Global Beverages, Ltd.	370,145	721,083
Tata Motors, Ltd.	470,893	2,137,761
Tata Steel, Ltd.	327,485	1,069,798
Tata Steel, Ltd., GDR	743	2,452
The Great Eastern Shipping Company, Ltd.	65,521	369,298
The India Cements, Ltd.	207,315	249,402
The Karnataka Bank, Ltd.	117,976	227,966
The Karur Vysya Bank, Ltd.	30,968	211,143
The Ramco Cements, Ltd.	36,000	177,545
The South Indian Bank, Ltd.	746,883	259,012
Time Technoplast, Ltd.	4,194	3,389
Transport Corp. of India, Ltd.	2,962	10,942
Tree House Education And Accessories, Ltd.	1,941	8,972
Tube Investments of India, Ltd.	4,492	27,860
TV18 Broadcast, Ltd. (I)	248,227	133,795
UCO Bank	85,194	60,508
Uflex, Ltd.	10,885	26,245
Unichem Laboratories, Ltd.	5,709	26,760
Union Bank of India, Ltd.	165,646	445,391
Unitech, Ltd. (I)	227,324	21,577
UPL, Ltd.	227,990	1,600,391
Vardhman Textiles, Ltd.	8,101	115,937
Vedanta, Ltd.	261,131	341,238
Vedanta, Ltd., ADR	212,366	1,100,056
Videocon Industries, Ltd.	92,521	194,099
Vijaya Bank	83,311	43,472
Voltas, Ltd.	31,368	128,837
Welspun Corp, Ltd.	55,523	97,055
Welspun Enterprises, Ltd. (I)	33,312	27,698
Wipro, Ltd.	173,263	1,583,049
Wockhardt, Ltd.	7,433	173,927
Yes Bank, Ltd.	92,122	1,029,334
Zensar Technologies, Ltd.	2,138	26,475
Zuari Agro Chemicals, Ltd.	9,200	21,274
		83,524,868
Indonesia - 2.5%
Adaro Energy Tbk PT	16,373,500	600,453
Adhi Karya Persero Tbk PT	130,800	20,156
Agung Podomoro Land Tbk PT	5,405,000	110,855

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Alam Sutera Realty Tbk PT	10,411,400	$225,504
Aneka Tambang Persero Tbk PT	3,976,100	132,345
Asahimas Flat Glass Tbk PT	65,500	26,043
Bakrie & Brothers Tbk PT (I)	121,836,489	415,824
Bakrie Sumatera Plantations Tbk PT (I)	11,376,500	38,828
Bakrie Telecom Tbk PT (I)	24,850,000	84,812
Bakrieland Development Tbk PT (I)	41,455,500	141,486
Bank Bukopin Tbk PT	4,268,800	183,854
Bank Danamon Indonesia Tbk PT	3,148,694	623,176
Bank Mandiri Persero Tbk PT	3,297,320	1,788,629
Bank Negara Indonesia Persero Tbk PT	5,592,181	1,584,235
Bank Pan Indonesia Tbk PT (I)	4,913,797	297,422
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	2,121,500	89,322
Bank Tabungan Negara Persero Tbk PT	3,842,861	261,657
Barito Pacific Tbk PT (I)	1,893,500	16,300
Bekasi Fajar Industrial Estate Tbk PT	962,700	18,180
Benakat Petroleum Energy Tbk PT	8,689,500	42,241
Berau Coal Energy Tbk PT (I)	2,215,500	12,401
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
BISI International Tbk PT	1,105,000	83,165
Budi Starch & Sweetener Tbk PT (I)	1,493,000	7,533
Bumi Serpong Damai Tbk PT	2,505,200	241,201
Central Proteinaprima Tbk PT (I)	1,106,400	3,780
Ciputra Development Tbk PT	12,969,676	725,109
Ciputra Property Tbk PT	1,876,823	42,517
Ciputra Surya Tbk PT	907,558	102,433
Clipan Finance Indonesia Tbk PT	1,045,000	18,554
Darma Henwa Tbk PT (I)	21,675,000	73,976
Delta Dunia Makmur Tbk PT (I)	3,330,800	14,381
Elnusa Tbk PT	3,143,700	71,969
Energi Mega Persada Tbk PT (I)	36,318,681	126,728
Erajaya Swasembada Tbk PT	1,248,500	47,822
Exploitasi Energi Indonesia Tbk PT (I)	1,289,000	4,398
Gajah Tunggal Tbk PT	2,229,300	80,089
Garuda Indonesia Persero Tbk PT (I)	2,909,563	61,481
Global Mediacom Tbk PT	2,232,200	143,634
Gudang Garam Tbk PT	65,800	188,892
Harum Energy Tbk PT	811,700	46,875
Hexindo Adiperkasa Tbk PT	110,000	11,972
Holcim Indonesia Tbk PT	1,143,068	78,470
Indah Kiat Pulp & Paper Corp. Tbk PT	2,423,200	130,755
Indika Energy Tbk PT	1,578,000	20,808
Indo Tambangraya Megah Tbk PT	199,400	135,070
Indofood Sukses Makmur Tbk PT	3,679,000	1,384,572
Intiland Development Tbk PT	4,188,900	167,840
Japfa Comfeed Indonesia Tbk PT	899,770	18,279
Kawasan Industri Jababeka Tbk PT	15,187,316	166,346
Krakatau Steel Persero Tbk PT (I)	658,500	14,043
Lippo Cikarang Tbk PT (I)	38,200	17,443
Lippo Karawaci Tbk PT	17,587,293	1,358,547
Medco Energi Internasional Tbk PT	2,424,800	190,081
Mitra Adiperkasa Tbk PT	63,100	12,953
MNC Investama Tbk PT	18,575,000	253,011
Modernland Realty Tbk PT	1,877,500	55,696
Multipolar Corp. Tbk PT	4,857,100	102,250
Nusantara Infrastructure Tbk PT (I)	3,748,800	36,670
Pabrik Kertas Tjiwi Kimia Tbk PT	145,000	4,747
Pan Brothers Tbk PT	344,000	14,330
Panin Financial Tbk PT (I)	14,891,800	195,619
Paninvest Tbk PT	1,627,000	64,596
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	3,514,500	333,477

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Petrosea Tbk PT	210,500	$4,178
Ramayana Lestari Sentosa Tbk PT	1,938,400	68,307
Salim Ivomas Pratama Tbk PT	4,190,100	127,454
Sampoerna Agro Tbk PT	703,500	51,389
Semen Baturaja Persero Tbk PT	600,000	11,197
Sentul City Tbk PT	19,986,000	102,691
Sigmagold Inti Perkasa Tbk PT (I)	1,468,000	44,395
Sri Rejeki Isman Tbk PT	1,732,300	45,481
Surya Semesta Internusa Tbk PT	3,749,600	173,102
Suryainti Permata Tbk PT (I)	1,446,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	20,000	7,703
Tiga Pilar Sejahtera Food Tbk	1,253,300	124,212
Timah Persero Tbk PT	4,071,460	178,440
Trias Sentosa Tbk PT	2,019,500	27,504
Trimegah Securities Tbk PT (I)	870,700	3,216
Truba Alam Manunggal Engineering
Tbk PT (I)	11,991,500	7,367
Tunas Baru Lampung Tbk PT	1,620,000	50,698
Tunas Ridean Tbk PT	1,872,800	65,276
United Tractors Tbk PT	1,086,200	1,300,302
Vale Indonesia Tbk PT	1,861,600	278,764
Visi Media Asia Tbk PT (I)	823,000	17,976
XL Axiata Tbk PT	586,100	104,848
		16,360,335
Malaysia - 4.1%
Affin Holdings BHD	758,690	403,813
AirAsia BHD	1,186,100	345,938
Alliance Financial Group BHD	283,300	216,170
AMMB Holdings BHD	1,721,562	1,789,178
Ann Joo Resources BHD	252,200	42,571
Benalec Holdings BHD	293,500	38,539
Berjaya Corp. BHD	2,315,900	200,502
BIMB Holdings BHD	106,000	96,695
Boustead Holdings BHD	450,076	403,832
Boustead Plantations BHD	120,100	37,434
Bumi Armada BHD	584,900	123,468
Cahya Mata Sarawak BHD	184,500	215,962
Can-One Bhd	29,200	15,367
CIMB Group Holdings BHD	1,228,400	1,247,634
DRB-Hicom BHD	1,091,800	330,878
Eastern & Oriental BHD	54,560	19,629
ECM Libra Financial Group BHD	117,661	34,784
Felda Global Ventures Holdings BHD	423,000	144,486
Genting BHD	744,300	1,232,438
Genting Malaysia BHD	1,651,900	1,560,926
Glomac BHD	252,300	48,263
Goldis BHD	280,635	137,507
Hap Seng Consolidated BHD	478,720	604,434
Hap Seng Plantations Holdings BHD	573,800	298,088
Hong Leong Financial Group BHD	256,200	817,481
Hong Leong Industries BHD	25,000	32,415
Hua Yang BHD	73,066	30,123
Hume Industries BHD	27,000	20,597
Hwang Capital Malaysia BHD	43,200	19,669
IJM Corp. BHD	2,764,860	2,025,265
Inch Kenneth Kajang Rubber	106,800	15,625
Insas BHD	327,869	52,351
Iris Corp. BHD	146,900	6,537
Iskandar Waterfront City BHD (I)	59,700	11,016
JAKS Resources BHD (I)	246,000	61,705
Jaya Tiasa Holdings BHD	299,826	87,375
JCY International BHD	265,600	40,610
K&N Kenanga Holdings BHD	343,945	49,302

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Karambunai Corp. BHD (I)	1,978,300	$22,733
Keck Seng Malaysia BHD	157,000	179,118
Kian JOO CAN Factory BHD	289,000	203,816
Kim Loong Resources BHD	31,000	18,960
KLCCP Stapled Group	115,800	184,537
KNM Group BHD (I)	1,382,400	148,738
KSL Holdings BHD	482,459	169,334
KUB Malaysia BHD (I)	142,300	10,721
Kulim Malaysia BHD	430,100	298,797
Kumpulan Fima BHD	2,300	948
Kumpulan Perangsang Selangor BHD	153,900	44,444
Kwantas Corp. Bhd	56,000	18,600
Land & General BHD	163,200	14,693
Landmarks BHD (I)	177,400	45,309
LBS Bina Group BHD	167,000	54,388
Lion Industries Corp. BHD	568,400	40,228
Magnum BHD	141,800	82,621
Mah Sing Group BHD	301,600	89,959
Malayan Banking BHD	265,100	517,172
Malayan Flour Mills BHD	132,300	39,476
Malaysia Airports Holdings BHD	138,458	165,688
Malaysia Building Society BHD	63,800	21,220
Malaysian Bulk Carriers BHD	194,100	38,854
Malaysian Pacific Industries BHD	64,375	97,025
Malaysian Resources Corp. BHD	696,600	187,004
MBM Resources BHD	78,650	50,071
Media Prima BHD	198,800	54,233
Mega First Corp. BHD	102,400	59,048
MISC BHD	757,400	1,519,929
MK Land Holdings BHD	515,500	41,696
MKH BHD	75,100	38,853
MMC Corp. BHD	997,300	482,325
MNRB Holdings BHD	10,000	7,708
Mudajaya Group BHD	191,200	43,424
Mulpha International BHD (I)	1,788,300	122,076
Naim Holdings BHD	116,600	57,808
Oriental Holdings BHD	406,020	645,545
OSK Holdings BHD	498,998	195,623
Panasonic Manufacturing Malaysia BHD	35,200	166,617
Pantech Group Holdings BHD	53,025	7,011
Parkson Holdings BHD	199,874	55,027
PPB Group BHD	393,600	1,382,445
Press Metal BHD	151,400	71,114
Protasco BHD	172,400	65,601
RHB Capital BHD	181,056	245,386
Rimbunan Sawit BHD	321,800	40,302
Salcon BHD	432,400	63,158
Sapurakencana Petroleum BHD	1,410,600	605,478
Scomi Group BHD (I)	1,328,400	56,109
Selangor Dredging BHD	259,700	55,143
Selangor Properties BHD	105,000	110,982
Shangri-La Hotels Malaysia BHD	91,700	130,917
Shell Refining Company Federation of
Malaya BHD	38,200	50,178
SHL Consolidated BHD	96,700	64,761
SP Setia BHD	167,750	120,217
Star Media Group BHD	37,400	20,790
Sunway BHD	649,196	465,570
Sunway Construction Group BHD (I)	101,699	27,069
Supermax Corp. BHD	54,000	24,944
Suria Capital Holdings BHD	204,900	99,262
TA Ann Holdings BHD	295,890	249,497
TA Enterprise BHD	1,268,200	177,640

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
TA Global BHD	1,233,900	$78,628
Tan Chong Motor Holdings BHD	42,500	23,206
Tanjung Offshore BHD (I)	222,400	18,284
TDM BHD	704,500	106,866
TH Plantations BHD	6,680	2,082
Time dotCom BHD	302,000	453,520
Tiong NAM Logistics Holdings	48,800	11,749
Tropicana Corp. BHD	311,700	64,976
UEM Edgenta BHD	94,000	76,031
UEM Sunrise BHD	346,600	97,047
UMW Holdings BHD	35,100	60,017
UMW Oil and Gas Corp. BHD (I)	208,900	55,751
Unisem M BHD	503,580	233,020
United Malacca BHD	97,800	130,212
UOA Development BHD	320,300	139,970
VS Industry BHD	675,350	221,477
Wah Seong Corp. BHD	107,456	29,656
WCT Holdings BHD	689,688	215,566
Wing Tai Malaysia BHD	149,050	42,515
WTK Holdings BHD	299,800	68,993
YNH Property BHD	508,042	212,835
YTL Corp. BHD	4,987,840	1,816,462
YTL Land & Development BHD (I)	52,700	7,922
		27,393,332
Malta - 0.0%
Tiso Blackstar Group SE	19,972	15,778
Mexico - 6.3%
Alfa SAB de CV, Class A	1,293,804	2,516,446
Alpek SA de CV	142,911	183,786
Arca Continental SAB de CV	81,650	459,812
Axtel SAB de CV (I)	982,700	458,654
Bio Pappel SAB de CV (I)	41,929	38,941
Cemex SAB de CV, ADR (I)	731,961	5,116,407
Cia Minera Autlan SAB de CV, Series B	72,500	43,445
Coca-Cola Femsa SAB de CV, ADR (L)	8,504	590,008
Coca-Cola Femsa SAB de CV, Series L	110,659	769,414
Consorcio ARA SAB de CV (I)	748,523	269,213
Controladora Comercial Mexicana SAB de CV	195,834	567,870
Corp. Actinver SAB de CV	30,824	27,715
Corporacion GEO SAB de CV, Series B (I)	793,874	20
Desarrolladora Homex SAB de CV (I)	91,100	2,619
Empresas ICA SAB de CV, ADR (I)(L)	165,566	276,495
Fomento Economico Mexicano SAB de CV	13,507	120,761
Fomento Economico Mexicano SAB
de CV, ADR	5,203	464,368
Grupo Aeromexico SAB de CV (I)(L)	93,581	147,084
Grupo Aeroportuario del Centro Norte
SAB de CV	46,530	231,124
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	34,154	2,965,933
Grupo Aeroportuario del Sureste SAB
de CV, ADR	4,856	739,423
Grupo Carso SAB de CV, Series A1	495,006	2,225,417
Grupo Cementos de Chihuahua SAB de CV	35,500	91,349
Grupo Comercial Chedraui SA de CV	155,267	405,047
Grupo Elektra SAB de CV (L)	18,224	315,831
Grupo Famsa SAB de CV, Class A (I)	259,266	191,709
Grupo Financiero Banorte SAB de CV	1,646,277	8,075,131
Grupo Financiero Inbursa SAB de CV, Series O	614,706	1,270,145
Grupo Financiero Interacciones SA de CV	43,839	249,991
Grupo Financiero Santander Mexico SAB
de CV, Class B	803,004	1,188,006

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Herdez SAB de CV	66,491	$176,012
Grupo Industrial Maseca SAB
de CV, Series B (L)	53,900	75,087
Grupo Industrial Saltillo SAB de CV	94,000	178,659
Grupo KUO SAB de CV, Series B	164,000	232,832
Grupo Mexico SAB de CV, Series B	1,854,407	4,485,487
Grupo Pochteca SAB de CV (I)	11,500	7,980
Grupo Sanborns SAB de CV	153,441	246,887
Grupo Simec SAB de CV, Series B (I)	98,641	243,847
Industrias Bachoco SAB de CV, ADR	2,653	162,098
Industrias Bachoco SAB de CV, Series B	34,156	173,337
Industrias CH SAB de CV, Series B (I)	174,039	598,665
Industrias Penoles SAB de CV	38,133	521,549
Maxcom Telecomunicaciones SAB de CV (I)	42,100	2,939
Megacable Holdings SAB de CV	13,389	48,709
Mexichem SAB de CV	401,802	987,576
Minera Frisco SAB de CV, Class A1 (I)	42,325	22,108
OHL Mexico SAB de CV (I)	575,989	742,776
Organizacion Cultiba SAB de CV	28,514	34,477
Organizacion Soriana SAB de CV, Series B	1,328,387	2,836,738
Qualitas Controladora SAB de CV (I)	123,817	170,217
TV Azteca SA de CV (L)	500,687	79,080
Urbi Desarrollos Urbanos SAB de CV (I)(L)	662,000	61,482
Vitro SAB de CV	7,784	17,718
		42,108,424
Philippines - 1.4%
Alliance Global Group, Inc.	903,600	296,872
Atlas Consolidated Mining & Development	348,700	34,026
BDO Unibank, Inc.	486,470	1,078,883
Cebu Air, Inc.	57,110	105,741
Century Properties Group, Inc.	1,726,673	21,440
Cosco Capital, Inc.	426,800	61,957
Empire East Land Holdings, Inc. (I)	2,989,000	47,968
Filinvest Development Corp.	211,875	18,141
Filinvest Land, Inc.	11,939,500	429,507
First Philippine Holdings Corp.	334,210	469,337
JG Summit Holdings, Inc.	770,690	1,172,009
Lopez Holdings Corp.	2,759,900	347,200
LT Group, Inc.	534,100	115,331
Megaworld Corp.	8,659,800	810,623
Metropolitan Bank & Trust Company	239,618	418,614
Pepsi-Cola Products Philippines, Inc.	243,000	21,311
Petron Corp.	617,900	92,059
Philippine National Bank (I)	412,560	438,661
Philtown Properties, Inc. (I)	3,844	127
RFM Corp.	266,000	22,768
Rizal Commercial Banking Corp.	558,700	359,787
Robinsons Land Corp.	1,779,800	1,084,864
San Miguel Corp.	618,460	642,239
San Miguel Pure Foods Company, Inc.	7,670	22,377
Top Frontier Investment Holdings, Inc. (I)	74,514	116,412
Trans-Asia Oil & Energy Development Corp.	1,023,000	41,242
Travellers International Hotel Group, Inc.	486,800	34,845
Union Bank of Philippines, Inc.	354,090	385,944
Vista Land & Lifescapes, Inc.	5,474,200	590,023
		9,280,308
Poland - 2.3%
Agora SA (I)	61,418	191,220
Asseco Poland SA	65,833	936,933
Bank Millennium SA (L)	236,982	366,962
Bioton SA (I)	45,462	119,739
Ciech SA	18,647	356,375

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
ComArch SA	1,802	$58,896
Enea SA	115,475	410,707
Farmacol SA (I)	6,600	108,253
Firma Oponiarska Debica SA	2,457	51,097
Getin Holding SA	169,278	66,463
Grupa Azoty SA	12,877	300,319
Grupa Kety SA	11,303	863,295
Grupa Lotos SA (I)	82,383	605,909
Impexmetal SA (I)	98,393	67,671
Jastrzebska Spolka Weglowa SA	10,210	30,667
KGHM Polska Miedz SA	91,148	1,968,932
Kopex SA	22,034	32,076
LC Corp. SA (I)	155,767	75,158
MCI Management SA (I)	28,699	85,685
Netia SA	309,487	456,088
Orbis SA	36,515	544,363
PGE Polska Grupa Energetyczna SA	728,146	2,587,170
Polnord SA (I)	19,758	57,846
Polski Koncern Miesny Duda SA (I)	2,666	3,730
Polski Koncern Naftowy Orlen SA (L)	219,318	3,829,238
Powszechna Kasa Oszczednosci
Bank Polski SA	24,769	192,060
Sygnity SA (I)	6,918	15,280
Tauron Polska Energia SA	944,969	816,218
Vistula Group SA (I)	20,238	15,095
		15,213,445
Russia - 2.2%
Gazprom OAO, ADR	2,666,928	10,759,347
Lukoil OAO, ADR	86,395	2,942,643
Magnitogorsk Iron & Steel Works OJSC, GDR	81,162	327,510
RusHydro PJSC	590,790	555,873
VTB Bank OSJC, GDR	21,612	43,776
		14,629,149
South Africa - 8.6%
Adcorp Holdings, Ltd.	64,690	130,971
AECI, Ltd.	55,858	370,583
African Bank Investments, Ltd.	690,372	15,443
African Rainbow Minerals, Ltd. (L)	107,152	402,146
Allied Electronics Corp., Ltd., A Shares	34,041	17,696
Anglo American Platinum, Ltd. (I)	17,076	282,910
AngloGold Ashanti, Ltd., ADR	430,478	3,525,615
ArcelorMittal South Africa, Ltd. (I)(L)	138,452	85,267
Astral Foods, Ltd.	2,792	35,106
Aveng, Ltd. (I)	442,348	114,778
Barclays Africa Group, Ltd.	273,785	3,366,394
Barloworld, Ltd.	258,439	1,410,354
Blue Label Telecoms, Ltd.	263,306	187,841
Caxton & CTP Publishers & Printers, Ltd.	158,729	218,546
Clover Industries, Ltd.	61,156	81,969
Consolidated Infrastructure Group, Ltd. (I)	11,072	26,418
DataTec, Ltd.	259,679	1,163,498
DRDGOLD, Ltd.	348,805	53,817
Eqstra Holdings, Ltd.	216,889	44,494
Exxaro Resources, Ltd. (L)	83,396	317,167
Gold Fields, Ltd., ADR	784,509	2,086,794
Grindrod, Ltd.	461,107	491,811
Group Five, Ltd.	94,236	128,488
Harmony Gold Mining Company, Ltd., ADR	319,915	192,909
Hudaco Industries, Ltd.	16,112	126,755
Hulamin, Ltd.	112,965	47,901
Iliad Africa, Ltd.	124,370	88,078
Illovo Sugar, Ltd.	33,020	38,923

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Impala Platinum Holdings, Ltd.	361,816	$1,004,865
Imperial Holdings, Ltd.	64,394	789,542
Investec, Ltd.	187,103	1,432,009
KAP Industrial Holdings, Ltd.	146,538	67,777
Lewis Group, Ltd. (L)	97,828	438,153
Liberty Holdings, Ltd.	126,115	1,152,253
Mediclinic International, Ltd.	60,141	480,074
Merafe Resources, Ltd.	1,628,576	82,277
Metair Investments, Ltd.	50,105	105,039
MMI Holdings, Ltd.	909,426	1,564,807
Mondi, Ltd.	84,204	1,765,534
Mpact, Ltd.	138,126	479,549
MTN Group, Ltd.	47,996	617,195
Murray & Roberts Holdings, Ltd.	221,422	187,125
Nedbank Group, Ltd.	155,851	2,475,005
Northam Platinum, Ltd. (I)	179,486	350,467
Nu-World Holdings, Ltd.	8,000	16,206
Omnia Holdings, Ltd.	42,258	454,634
Peregrine Holdings, Ltd.	96,580	201,644
Petmin, Ltd.	203,836	19,349
Pinnacle Holdings, Ltd. (I)	21,976	19,864
PSG Group, Ltd.	25,135	403,686
Raubex Group, Ltd.	77,675	98,264
RCL Foods, Ltd.	17,560	19,132
Reunert, Ltd.	25,410	111,837
Royal Bafokeng Platinum, Ltd. (I)	27,825	48,406
Sappi, Ltd. (I)	331,201	1,017,102
Sappi, Ltd., ADR (I)	156,861	467,446
Sasol, Ltd. (L)	238,185	6,672,214
Sasol, Ltd., ADR	63,922	1,778,310
Sibanye Gold, Ltd., ADR	176,508	818,997
Standard Bank Group, Ltd.	757,875	7,400,035
Stefanutti Stocks Holdings, Ltd. (I)	60,065	17,360
Steinhoff International Holdings, Ltd.	1,160,004	7,122,942
Super Group, Ltd. (I)	216,023	452,092
Telkom SA SOC, Ltd., ADR	3,000	57,060
Telkom SA, Ltd.	247,185	1,188,437
Tiger Wheels, Ltd. (I)	32,678	0
Tongaat Hulett, Ltd.	75,607	590,191
Trencor, Ltd.	100,698	381,212
Value Group, Ltd.	70,000	16,436
Wilson Bayly Holmes-Ovcon, Ltd.	6,542	52,423
Zeder Investments, Ltd.	224,532	112,676
		57,582,298
South Korea - 15.8%
ALUKO Company, Ltd. (I)	2,200	12,508
Asia Cement Company, Ltd.	148	13,581
ASIA Holdings Company, Ltd.	1,241	128,432
Asia Paper Manufacturing Company, Ltd.	1,600	25,932
AtlasBX Company, Ltd.	334	11,142
AUK Corp. (I)	19,670	39,011
BNK Financial Group, Inc.	69,997	811,602
Bookook Securities Company, Ltd.	4,047	57,969
BYC Company, Ltd.	240	73,702
CammSys Corp.	15,682	25,828
Chosun Refractories Company, Ltd.	1,708	141,990
Cosmochemical Company, Ltd. (I)	3,570	15,432
Dae Dong Industrial Company, Ltd.	5,828	44,108
Dae Han Flour Mills Company, Ltd.	904	160,852
Daechang Company, Ltd. (L)	43,270	32,622
Daeduck Electronics Company	6,800	44,628
Daeduck GDS Company, Ltd.	12,540	103,059
Daegu Department Store	6,436	76,691

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Daehan Steel Company, Ltd.	9,250	$87,588
Daekyo Company, Ltd.	18,383	147,933
Daelim Industrial Company, Ltd.	16,248	925,236
Daesang Holdings Company, Ltd.	321	6,583
Daesung Holdings Company, Ltd.	4,160	45,024
Daewoo International Corp.	1,206	21,217
Daewoo Securities Company, Ltd.	62,611	634,348
Daewoo Shipbuilding & Marine
Engineering Company, Ltd. (L)	40,069	216,722
Dahaam E-Tec Company, Ltd.	2,630	39,939
Daishin Securities Company, Ltd.	33,378	317,233
Daou Technology, Inc.	14,735	365,875
Dasan Networks, Inc. (I)	7,253	36,848
DGB Financial Group, Inc.	146,896	1,306,305
Dong Ah Tire & Rubber Company, Ltd.	6,260	134,004
Dong-Il Corp.	689	38,979
Dongbang Transport Logistics Company, Ltd.	5,500	11,462
Dongbu Insurance Company, Ltd.	461	23,909
Dongbu Securities Company, Ltd.	32,430	118,365
Dongbu Steel Company, Ltd. (I)(L)	5,926	20,920
Dongil Industries Company, Ltd.	1,340	74,047
Dongkook Industrial Company, Ltd. (I)	3,600	8,022
Dongkuk Steel Mill Company, Ltd.	39,251	237,041
Dongwha Pharmaceutical Company, Ltd.	11,696	69,470
Dongyang E&P, Inc.	676	7,067
Doosan Corp. (I)	5,073	475,678
Doosan Engineering &
Construction Company, Ltd.	3,141	21,199
Doosan Heavy Industries and
Construction Company, Ltd.	20,139	360,786
Doosan Infracore Company, Ltd. (I)	68,568	382,368
DRB Holding Company, Ltd.	5,506	68,165
DY Corp.	2,242	11,019
DY Power Corp. (I)	1,200	9,134
E-Mart Company, Ltd.	3,359	655,390
Eugene Investment &
Securities Company, Ltd. (I)	70,280	177,437
Fursys, Inc.	792	25,100
Gaon Cable Company, Ltd.	2,934	51,278
Global & Yuasa Battery Company, Ltd.	1,523	52,307
GS Engineering & Construction Corp.	29,065	605,982
GS Holdings Corp.	30,293	1,168,718
Gwangju Shinsegae Company, Ltd.	695	182,019
Halla Corp.	14,352	47,953
Halla Holdings Corp.	1,230	61,648
Han Kuk Carbon Company, Ltd.	6,020	29,228
Hana Financial Group, Inc.	150,351	3,359,205
Handok, Inc.	121	2,361
Handsome Company, Ltd.	2,848	94,201
Hanil Cement Company, Ltd.	3,088	346,773
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	50,338	175,470
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	12,823	71,888
Hanjin Kal Corp. (L)	21,040	448,081
Hanjin Transportation Company, Ltd.	7,977	321,033
Hankuk Glass Industries, Inc.	1,970	43,749
Hankuk Paper Manufacturing Company, Ltd.	3,451	104,841
Hansol Holdings Company, Ltd.	25,129	156,348
Hansol Paper Company, Ltd. (I)	10,526	183,843
Hanwha Chemical Corp.	59,563	1,092,213
Hanwha Corp.	38,140	1,256,229
Hanwha General Insurance Company, Ltd. (I)	4,911	30,526

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hanwha Investment &
Securities Company, Ltd.	49,294	$208,042
Hanwha Life Insurance Company, Ltd.	101,142	696,915
Hanyang Securities Company, Ltd.	10,199	70,951
Hitejinro Holdings Company, Ltd.	7,640	95,369
HMC Investment Securities Company, Ltd.	13,280	117,611
HS R&A Company, Ltd.	1,931	75,523
Humax Company, Ltd.	5,496	90,709
Husteel Company, Ltd.	382	5,803
Huvis Corp.	2,191	15,981
Hwa Shin Company, Ltd.	3,135	15,994
Hwacheon Machine Tool Company, Ltd.	940	52,042
HwaSung Industrial Company, Ltd.	4,800	75,573
Hyosung Corp.	12,387	1,183,239
Hyundai BNG Steel Company, Ltd.	5,400	48,304
Hyundai Department Store Company, Ltd.	1,268	143,690
Hyundai Development Company	20,199	932,753
Hyundai Engineering &
Construction Company, Ltd.	7,678	222,678
Hyundai Heavy Industries Company, Ltd. (L)	20,807	1,703,684
Hyundai Hy Communications &
Networks Company, Ltd.	2,830	8,412
Hyundai Mobis Company, Ltd.	2,383	466,274
Hyundai Motor Company	62,808	8,727,812
Hyundai Securities Company, Ltd.	38,840	250,324
Hyundai Steel Company	44,241	1,928,400
Hyundai Wia Corp.	2,096	229,050
Iljin Electric Company, Ltd.	2,300	11,501
Ilshin Spinning Company, Ltd.	867	133,915
Ilsung Pharmaceutical Company, Ltd.	788	70,143
Industrial Bank of Korea	132,240	1,523,037
Interflex Company, Ltd. (I)	965	9,863
INTOPS Company, Ltd.	2,551	40,417
Inzi Controls Company, Ltd.	6,050	27,124
ISU Chemical Company, Ltd.	7,460	60,806
Jahwa Electronics Company, Ltd.	4,238	40,495
JB Financial Group Company, Ltd.	68,876	352,341
Jeil Pharmaceutical Company	2,525	43,616
Jeil Savings Bank (I)	1,820	46
KB Capital Company, Ltd.	1,069	21,277
KB Financial Group, Inc., ADR	252,834	7,430,791
KB Insurance Company, Ltd.	5,073	101,205
KCC Corp.	578	201,932
Keyang Electric Machinery Company, Ltd.	13,000	51,978
KG Chemical Corp.	4,747	68,369
Kia Motors Corp.	72,260	3,275,634
KISCO Corp.	3,693	178,844
KISCO Holdings Company, Ltd.	778	41,938
Kishin Corp.	1,549	10,003
KISWIRE, Ltd.	5,603	218,990
Kolon Corp.	1,959	111,740
Kolon Industries, Inc.	7,361	389,795
Korea Airport Service Company, Ltd.	432	12,125
Korea Cast Iron Pipe Industries Company, Ltd.	3,002	37,289
Korea Circuit Company, Ltd.	3,910	32,795
Korea Electric Terminal Company, Ltd.	3,420	294,940
Korea Flange Company, Ltd.	4,810	58,744
Korea Investment Holdings Company, Ltd.	19,739	1,020,921
Korean Air Lines Company, Ltd. (I)	877	23,244
Korean Petrochemical Industrial Company, Ltd.	1,350	190,153
Korean Reinsurance Company, Ltd.	34,840	419,464
Kortek Corp.	4,437	53,921
KPX Chemical Company, Ltd.	933	43,062

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KTB Investment &
Securities Company, Ltd. (I)(L)	43,598	$101,298
Kukdo Chemical Company, Ltd.	1,414	82,695
Kumho Electric Company, Ltd.	2,785	37,089
Kumho Tire Company, Inc. (I)	15,852	96,743
Kunsul Chemical Industrial Company, Ltd.	1,970	82,802
Kwangju Bank (I)	18,290	119,081
Kyeryong Construction
Industrial Company, Ltd. (I)	2,811	22,325
Kyobo Securities Company	12,618	104,967
Kyung-In Synthetic Corp.	4,040	13,472
Kyungbang, Ltd.	532	93,255
LF Corp.	4,523	125,099
LG Corp.	43,996	2,265,140
LG Display Company, Ltd., ADR	324,809	3,085,686
LG Electronics, Inc.	80,675	3,116,358
LG International Corp.	8,887	204,406
LG Uplus Corp.	41,498	424,766
Lotte Chemical Corp.	2,707	620,330
Lotte Chilsung Beverage Company, Ltd.	327	665,575
Lotte Confectionery Company, Ltd.	303	562,702
Lotte Shopping Company, Ltd.	7,446	1,799,589
LS Corp.	3,534	102,786
Mando Corp.	1,451	168,368
Melfas, Inc.	5,286	19,026
Meritz Securities Company, Ltd.	81,416	308,641
Mi Chang Oil Industrial Company, Ltd.	905	61,067
Mirae Asset Securities Company, Ltd.	15,516	367,201
MK Electron Company, Ltd.	3,591	21,727
MNTech Company, Ltd.	3,764	15,757
Moorim P&P Company, Ltd.	16,648	72,064
Moorim Paper Company, Ltd.	13,820	40,081
Motonic Corp.	4,725	49,633
Namyang Dairy Products Company, Ltd.	341	235,504
Nexen Corp.	1,289	91,363
NH Investment & Securities Company, Ltd.	62,300	526,695
Nong Shim Holdings Company, Ltd.	1,241	153,129
OCI Company, Ltd. (L)	2,347	164,190
PaperCorea, Inc. (I)(L)	70,940	56,350
Poonglim Industrial Company, Ltd. (I)	189	351
Poongsan Corp.	5,680	120,770
Poongsan Holdings Corp.	3,579	122,715
POSCO	33,218	4,696,860
POSCO Coated & Color
Steel Company, Ltd. (I)	2,418	36,009
POSCO, ADR	55,271	1,935,590
Pyeong Hwa Automotive Company, Ltd.	1,974	22,820
S&T Dynamics Company, Ltd.	17,971	209,694
S&T Holdings Company, Ltd.	6,674	160,017
S&T Motiv Company, Ltd.	4,343	243,933
S-Oil Corp.	2,794	148,674
Sam Young Electronics Company, Ltd.	9,372	106,164
Samho Development Company, Ltd.	3,660	10,799
Samsung Card Company, Ltd.	3,886	118,996
Samsung Electro-Mechanics Company, Ltd.	11,335	617,785
Samsung Electronics Company, Ltd.	318	305,106
Samsung Heavy Industries Company, Ltd.	22,054	229,982
Samsung Life Insurance Company, Ltd.	15,852	1,325,628
Samsung SDI Company, Ltd.	14,723	1,354,525
Samsung Securities Company, Ltd.	3,732	144,046
Samyang Genex Company, Ltd.	592	94,554
Samyang Holdings Corp.	2,767	318,007
Samyang Tongsang Company, Ltd.	893	39,584

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SAVEZONE I&C Corp.	16,880	$88,631
SBS Media Holdings Company, Ltd.	16,606	56,151
SeAH Besteel Corp.	2,011	51,229
SeAH Holdings Corp.	876	142,858
SeAH Steel Corp.	2,835	165,375
Sebang Company, Ltd.	9,334	144,826
Seohee Construction Company, Ltd. (I)(L)	40,163	37,251
Sewon Precision Industry Company, Ltd.	547	10,902
SG Corp. (I)(L)	84,000	81,388
Shinhan Financial Group Company, Ltd., ADR	313,885	10,923,198
Shinsegae Company, Ltd.	3,309	662,578
Shinsegae Information &
Communication Company, Ltd.	621	80,744
Shinsung Solar Energy Company, Ltd. (I)(L)	30,622	31,051
Shinsung Tongsang Company, Ltd. (I)	24,560	42,153
Shinwon Corp. (I)	27,180	42,295
Shinyoung Securities Company, Ltd.	4,192	196,530
Silla Company, Ltd.	4,217	63,499
Sindoh Company, Ltd.	3,394	179,275
SK Chemicals Company, Ltd. (L)	4,747	295,612
SK Gas Company, Ltd.	2,926	210,192
SK Holdings Company, Ltd.	17,626	3,638,291
SK Innovation Company, Ltd.	34,692	2,889,436
SK Networks Company, Ltd.	22,807	132,941
SK Securities Company, Ltd. (I)	105,396	106,641
SKC Company, Ltd.	4,564	147,388
SL Corp.	1,456	22,898
Songwon Industrial Company, Ltd.	6,230	55,677
Ssangyong Cement Industrial Company, Ltd. (I)	13,945	231,030
STX Engine Company, Ltd. (I)	100	660
Sungshin Cement Company, Ltd. (I)	12,416	123,706
Sungwoo Hitech Company, Ltd.	7,027	46,996
Tae Kyung Industrial Company, Ltd.	10,000	51,677
Taekwang Industrial Company, Ltd.	419	423,997
Taewoong Company, Ltd. (I)	1,493	18,835
Taeyoung Engineering &
Construction Company, Ltd.	36,493	199,049
Tailim Packaging Industrial Company, Ltd.	24,283	70,682
TCC Steel	6,008	11,966
TK Chemical Corp. (I)	7,585	19,703
Tong Yang Moolsan Company, Ltd.	1,510	11,944
Tongyang Life Insurance	5,244	63,044
TS Corp.	4,360	91,919
Ubiquoss, Inc.	2,215	27,586
Uju Electronics Company, Ltd.	1,757	21,668
Unid Company, Ltd.	2,188	104,194
Wiscom Company, Ltd.	3,760	16,209
Woojeon & Handan Company, Ltd.	5,380	7,839
Woori Bank	156,980	1,247,577
Woori Bank, ADR	83	1,946
YESCO Company, Ltd.	1,950	66,487
Yoosung Enterprise Company, Ltd.	6,386	23,508
Youlchon Chemical Company, Ltd.	10,072	105,962
Young Poong Corp.	143	163,092
Yuanta Securities Korea Company, Ltd.	56,972	207,149
YuHwa Securities Company, Ltd.	3,410	41,790
		105,091,781
Taiwan - 14.9%
Ability Enterprise Company, Ltd.	175,000	86,310
AcBel Polytech, Inc.	82,000	48,436
Accton Technology Corp.	455,722	214,579
Acer, Inc. (I)	1,609,452	632,011
ACES Electronic Company, Ltd.	29,000	18,826

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Achem Technology Corp.	128,173	$49,288
Action Electronics Company, Ltd. (I)	190,923	22,956
Advanced Connectek, Inc. (I)	52,000	12,420
Advanced International
Multitech Company, Ltd.	11,000	6,403
AGV Products Corp. (I)	317,100	61,363
ALI Corp.	56,000	26,632
Alpha Networks, Inc. (I)	245,000	101,275
Altek Corp.	204,104	182,187
AmTRAN Technology Company, Ltd.	327,185	155,009
APCB, Inc.	92,000	33,140
Apex Science & Engineering	43,472	12,824
Ardentec Corp.	77,706	50,767
Asia Cement Corp.	1,382,805	1,356,388
Asia Optical Company, Inc. (I)	183,000	181,527
Asia Polymer Corp.	98,070	52,504
Asia Vital Components Company, Ltd.	148,328	114,826
Asustek Computer, Inc.	81,000	696,438
AU Optronics Corp., ADR	861,425	2,549,818
Audix Corp.	64,960	64,576
Avermedia Technologies, Inc.	163,000	42,103
Avision, Inc. (I)	154,751	34,428
Bank of Kaohsiung	374,039	96,718
BenQ Materials Corp.	25,000	16,222
BES Engineering Corp.	1,185,700	287,719
Biostar Microtech International Corp.	67,000	14,264
Bright Led Electronics Corp.	97,000	28,994
Cameo Communications, Inc.	164,944	20,783
Capital Securities Corp.	1,013,069	277,117
Carnival Industrial Corp.	205,000	36,127
Cathay Chemical Works	67,000	32,301
Cathay Real Estate
Development Company, Ltd.	809,000	348,873
Central Reinsurance Company, Ltd.	176,290	80,723
ChainQui Construction
Development Company, Ltd.	75,000	51,028
Champion Building Materials Company, Ltd.	120,132	26,063
Chang Hwa Commercial Bank	2,967,665	1,465,495
Charoen Pokphand Enterprise	169,785	110,850
Cheng Loong Corp.	979,320	336,550
Cheng Uei Precision Industry Company, Ltd.	303,629	425,536
Chia Chang Company, Ltd.	50,000	33,061
Chia Hsin Cement Corp.	400,773	122,442
Chien Kuo Construction Company, Ltd.	172,785	51,614
Chien Shing Stainless Steel Company (I)	199,000	16,607
Chin-Poon Industrial Company, Ltd.	194,571	266,040
China Airlines, Ltd. (I)	1,214,910	416,515
China Chemical &
Pharmaceutical Company, Ltd.	196,000	102,040
China Development Financial Holdings Corp.	7,210,208	1,945,076
China Electric Manufacturing Corp.	93,000	23,670
China General Plastics Corp.	231,688	89,553
China Glaze Company, Ltd. (I)	98,000	29,938
China Life Insurance Company, Ltd.	477,950	364,081
China Manmade Fibers Corp. (I)	847,000	235,364
China Metal Products Company, Ltd.	138,513	120,800
China Motor Corp.	328,125	230,694
China Petrochemical Development Corp.	886,550	233,641
China Steel Corp.	4,062,180	2,373,906
China Steel Structure Company, Ltd.	50,000	28,702
China Synthetic Rubber Corp.	149,291	108,895
China Wire & Cable Company, Ltd. (I)	128,000	44,353
Chinese Maritime Transport, Ltd.	29,000	19,305

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chun Yu Works & Company, Ltd.	161,000	$68,053
Chun Yuan Steel	516,874	144,482
Chung Hsin Electric &
Machinery Manufacturing Corp.	255,500	126,711
Chung Hung Steel Corp. (I)	235,625	29,866
Chung Hwa Pulp Corp. (I)	383,610	119,038
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	125,849
CMC Magnetics Corp. (I)	1,989,490	239,083
CoAsia Microelectronics Corp.	40,950	21,343
Collins Company, Ltd.	109,626	40,648
Compal Electronics, Inc.	3,598,000	2,043,787
Compeq Manufacturing Company	844,000	608,438
Concord Securities Corp. (I)	135,000	25,280
Continental Holdings Corp.	473,050	133,558
Coretronic Corp.	421,500	381,563
Coxon Precise Industrial Company, Ltd.	59,000	101,130
CSBC Corp. Taiwan	147,100	57,403
CTBC Financial Holding Company, Ltd.	241,063	124,613
CviLux Corp.	24,000	18,706
D-Link Corp.	417,510	124,904
DA CIN Construction Company, Ltd.	62,000	26,385
Darfon Electronics Corp.	220,850	121,179
Darwin Precisions Corp.	323,099	116,922
Delpha Construction Company, Ltd.	104,261	53,245
Dynamic Electronics Company, Ltd. (I)	159,762	44,848
E Ink Holdings, Inc. (I)	150,000	70,879
E.Sun Financial Holding Company, Ltd.	4,864,680	2,867,371
Eastern Media International Corp.	333,608	65,713
Edimax Technology Company, Ltd.	53,404	15,445
Edison Opto Corp.	62,000	32,739
Elite Material Company	113,000	249,237
Elitegroup Computer Systems Company, Ltd.	367,104	218,126
ENG Electric Company, Ltd.	48,760	22,262
EnTie Commercial Bank	53,000	24,952
Episil Holdings, Inc. (I)	70,000	17,723
Epistar Corp.	647,312	500,901
Etron Technology, Inc. (I)	26,000	10,596
Eva Airways Corp. (I)	650,511	364,949
Everest Textile Company, Ltd.	230,000	112,873
Evergreen International Storage
& Transport Corp.	353,600	139,516
Evergreen Marine Corp Taiwan, Ltd.	1,558,723	658,505
Everlight Chemical Industrial Corp.	26,000	13,109
Excelsior Medical Company, Ltd.	73,695	104,858
Far Eastern Department Stores Company, Ltd.	342,720	182,558
Far Eastern International Bank	1,917,965	569,573
Far Eastern New Century Corp.	702,249	627,018
Farglory F T Z Investment
Holding Company, Ltd. (I)	45,000	21,031
Farglory Land Development Company, Ltd.	110,530	116,960
Federal Corp.	445,105	192,970
First Copper Technology Company, Ltd.	162,000	35,538
First Financial Holding Company, Ltd.	5,721,678	2,612,534
First Insurance Company, Ltd.	193,475	76,213
First Steamship Company, Ltd.	249,104	81,813
Formosa Advanced
Technologies Company, Ltd.	24,000	14,359
Formosa Chemicals & Fibre Corp.	315,000	641,936
Formosa Oilseed Processing	75,578	52,733
Formosa Taffeta Company, Ltd.	517,000	489,193
Formosan Rubber Group, Inc.	272,000	148,435
Formosan Union Chemical	280,940	126,566
Fortune Electric Company, Ltd.	35,000	14,766

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Founding Construction &
Development Company, Ltd.	104,349	$55,402
Foxconn Technology Company, Ltd.	130,492	375,072
Foxlink Image Technology Company, Ltd.	67,000	30,743
Froch Enterprise Company, Ltd.	43,060	12,322
FSP Technology, Inc. (I)	72,229	37,311
Fubon Financial Holding Company, Ltd.	3,462,417	5,420,209
Fullerton Technology Company, Ltd. (I)	86,460	61,727
Fulltech Fiber Glass Corp.	149,616	44,282
Fwusow Industry Company, Ltd.	156,441	69,911
G Shank Enterprise Company, Ltd.	40,535	26,899
G Tech Optoelectronics Corp.	60,000	23,280
Gallant Precision Machining Company, Ltd. (I)	66,000	24,323
Gemtek Technology Corp. (I)	199,697	94,303
Genesis Photonics, Inc. (I)	160,240	40,459
Getac Technology Corp.	392,000	249,062
Giantplus Technology Company, Ltd. (I)	30,000	8,541
Giga Solution Tech Company, Ltd.	19,000	10,665
Gigabyte Technology Company, Ltd.	250,000	237,727
Gintech Energy Corp. (I)	278,318	128,360
Global Brands Manufacture, Ltd. (I)	171,806	35,131
Global Lighting Technologies, Inc.	23,000	30,981
Globe Union Industrial Corp.	96,750	42,985
Gloria Material Technology Corp.	283,350	146,643
Gold Circuit Electronics, Ltd. (I)	442,204	132,543
Grand Pacific Petrochemical Corp.	783,000	358,661
Great Wall Enterprise Company, Ltd.	175,400	96,707
Green Energy Technology, Inc. (I)	221,194	86,145
GTM Holdings Corp. (I)	133,000	49,840
Hannstar Board Corp.	128,759	33,411
HannStar Display Corp.	2,630,842	331,819
Harvatek Corp.	132,836	43,947
Hey Song Corp.	177,000	168,726
Ho Tung Chemical Corp.	584,229	125,989
Hocheng Corp.	283,500	72,432
Holy Stone Enterprise Company, Ltd.	118,300	110,702
Hon Hai Precision Industry Company, Ltd.	401,100	1,047,854
Hong TAI Electric Industrial	193,000	45,329
Horizon Securities Company, Ltd.	223,000	39,981
Hsin Kuang Steel Company, Ltd.	157,085	62,397
Hsing TA Cement Company, Ltd. (I)	119,000	36,821
HTC Corp.	148,000	286,514
Hua Eng Wire & Cable Company, Ltd.	518,000	108,802
Hua Nan Financial Holdings Company, Ltd.	2,970,942	1,386,749
Huaku Development Company, Ltd. (I)	8,000	13,932
Huang Hsiang Construction Company	35,000	28,511
Hung Ching Development &
Construction Company, Ltd.	151,000	76,787
Hung Poo Real Estate Development Corp.	123,000	80,558
Hung Sheng Construction Company, Ltd.	371,200	170,236
I-Chiun Precision Industry Company, Ltd.	98,000	31,680
Ichia Technologies, Inc.	248,180	136,795
Infortrend Technology, Inc.	118,000	50,718
Innolux Corp.	6,278,561	1,966,349
Inotera Memories, Inc. (I)	1,103,000	693,398
Inventec Corp.	284,000	135,320
ITE Technology, Inc.	7,913	6,127
J Touch Corp. (I)	37,000	8,605
Janfusun Fancyworld Corp. (I)	15,071	1,438
Jess-Link Products Company, Ltd.	57,000	53,235
Jih Sun Financial Holdings Company, Ltd.	153,520	33,734
K Laser Technology, Inc.	82,214	37,535
Kang Na Hsiung Enterprise Company, Ltd.	105,000	33,524

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Kaulin Manufacturing Company, Ltd.	97,710	$53,021
Kenmec Mechanical
Engineering Company, Ltd.	44,000	15,633
King Yuan Electronics Company, Ltd.	1,141,796	728,146
King’s Town Bank	421,000	299,134
King’s Town Construction Company, Ltd.	15,300	8,536
Kingdom Construction Company, Ltd.	117,000	60,986
Kinko Optical Company, Ltd.	36,000	17,334
Kinpo Electronics, Inc.	1,157,269	371,134
KS Terminals, Inc.	37,000	38,729
Kuo Toong International Company, Ltd.	17,000	16,418
Kuoyang Construction Company, Ltd.	52,335	17,772
Kwong Fong Industries	145,040	70,436
KYE System Corp.	222,382	62,104
L&K Engineering Company, Ltd.	74,000	36,091
LAN FA Textile	188,863	79,121
LCY Chemical Corp.	19,000	13,300
Leader Electronics, Inc.	51,000	14,374
Lealea Enterprise Company, Ltd.	627,124	172,044
LEE CHI Enterprises Company, Ltd.	118,000	41,124
Leofoo Development Company, Ltd.	125,969	36,936
LES Enphants Company, Ltd.	64,000	23,784
Lextar Electronics Corp. (I)	78,000	32,451
Li Peng Enterprise Company, Ltd. (I)	492,030	129,360
Lien Hwa Industrial Corp.	559,950	323,843
Lingsen Precision Industries, Ltd.	372,481	102,590
Lite-On Semiconductor Corp.	171,693	112,754
Lite-On Technology Corp.	1,792,260	1,651,177
Long Chen Paper Company, Ltd.	533,307	169,463
Longwell Company	23,000	17,139
Lotes Company, Ltd.	32,000	103,258
Lucky Cement Corp.	274,000	85,461
Macronix International (I)	3,291,001	420,917
Marketech International Corp.	82,000	49,304
Masterlink Securities Corp.	730,825	194,072
Mayer Steel Pipe Corp.	257,379	104,043
Mega Financial Holding Company, Ltd.	5,806,098	4,033,085
Meiloon Industrial Company, Ltd.	107,684	38,211
Mercuries & Associates, Ltd.	56,000	36,000
Mercuries Life Insurance Company, Ltd.	45,280	26,222
Merry Electronics Company, Ltd.	24,000	29,177
Micro-Star International Company, Ltd.	747,264	635,534
Mitac Holdings Corp.	446,978	278,443
Mosel Vitelic, Inc. (I)	141,758	9,373
MPI Corp.	9,000	14,627
Nan Ya Printed Circuit Board Corp.	87,000	85,427
Nantex Industry Company, Ltd.	34,698	28,557
Nien Hsing Textile Company, Ltd.	268,000	163,687
Nishoku Technology, Inc. (I)	6,000	6,788
Optimax Technology Corp. (I)	103,000	18,484
OptoTech Corp.	305,000	92,137
Pacific Construction Company, Ltd.	89,289	46,815
Pan Jit International, Inc.	249,000	79,755
Pan-International Industrial Corp.	32,481	11,405
Paragon Technologies Company, Ltd.	28,904	32,485
Pegatron Corp.	1,024,660	2,507,642
Phihong Technology Company, Ltd.	152,000	37,307
Plotech Company, Ltd. (I)	30,000	7,789
Pou Chen Corp.	341,348	513,492
Powertech Technology, Inc.	519,000	940,192
President Securities Corp.	564,285	215,926
Prime Electronics Satellitics, Inc.	50,000	12,304
Prince Housing & Development Corp.	275,555	83,411

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Prodisc Technology, Inc. (I)	762,000	$0
Qisda Corp.	1,550,280	477,667
Qualipoly Chemical Corp.	21,000	19,596
Quanta Storage, Inc.	131,000	83,270
Quintain Steel Company, Ltd. (I)	361,602	59,348
Radium Life Tech Company, Ltd.	414,335	137,226
Ralec Electronic Corp.	41,335	59,237
Rexon Industrial Corp., Ltd.	63,456	22,275
Rich Development Company, Ltd.	131,000	38,434
Ritek Corp. (I)	1,901,029	169,037
Ruentex Development Company, Ltd.	117,949	128,817
Ruentex Industries, Ltd.	180,000	319,873
Sampo Corp.	477,338	186,335
Sheng Yu Steel Company, Ltd.	147,000	78,329
ShenMao Technology, Inc.	13,000	9,306
Shih Wei Navigation Company, Ltd.	56,736	21,361
Shihlin Electric & Engineering Corp.	41,000	49,809
Shin Kong Financial Holding Company, Ltd.	5,595,170	1,330,733
Shin Zu Shing Company, Ltd. (I)	51,000	154,305
Shining Building Business Company, Ltd. (I)	49,500	15,902
Shinkong Insurance Company, Ltd.	142,000	90,411
Shinkong Synthetic Fibers Corp.	1,271,239	334,835
Shuttle, Inc.	112,000	23,634
Sigurd Microelectronics Corp. (I)	341,293	218,073
Silicon Integrated Systems Corp. (I)	440,000	72,541
Singatron Enterprise Company, Ltd.	17,000	3,896
Sino-American Silicon Products, Inc.	300,000	313,291
Sinon Corp.	299,650	124,284
SinoPac Financial Holdings Company, Ltd.	6,731,489	2,133,808
Sinphar Pharmaceutical Company, Ltd.	17,000	14,048
Siward Crystal Technology Company, Ltd.	64,213	32,043
Solar Applied Materials Technology Company	38,000	21,820
Solartech Energy Corp.	149,624	71,201
Solomon Technology Corp.	82,421	34,464
Solytech Enterprise Corp. (I)	72,000	9,554
Southeast Cement Company, Ltd.	66,000	30,290
Spirox Corp.	101,068	35,850
Sunplus Technology Company, Ltd.	409,000	162,269
Sunrex Technology Corp. (I)	71,000	28,506
Supreme Electronics Company, Ltd.	217,292	86,753
Sweeten Construction Company, Ltd.	39,743	20,163
Syncmold Enterprise Corp.	25,000	35,367
TA Chen Stainless Pipe	588,974	268,603
Ta Chong Bank, Ltd. (I)	1,992,179	803,204
Ta Chong Securities Company, Ltd.	51,000	14,669
Ta Ya Electric Wire & Cable Company, Ltd.	387,436	51,846
TA-I Technology Company, Ltd.	75,823	33,938
Tah Hsin Industrial Company, Ltd.	118,300	82,142
Taichung Commercial Bank	1,792,404	507,668
Tainan Enterprises Company, Ltd.	119,250	91,068
Tainan Spinning Company, Ltd.	1,054,638	446,866
Taishin Financial Holdings Company, Ltd. (I)	5,837,400	2,074,588
Taisun Enterprise Company, Ltd. (I)	73,032	22,447
Taita Chemical Company, Ltd. (I)	140,028	36,015
Taiwan Building Materials Company, Ltd.	1,387,714	363,555
Taiwan Business Bank (I)	3,138,611	780,061
Taiwan Cement Corp.	2,096,983	2,131,848
Taiwan Cogeneration Corp.	296,434	190,184
Taiwan Cooperative Financial
Holding Company, Ltd.	5,719,078	2,367,120
Taiwan Fertilizer Company, Ltd.	352,000	439,709
Taiwan Fire & Marine Insurance Company	6,000	3,978
Taiwan FU Hsing Industrial Company, Ltd.	45,000	66,548

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Glass Industry Corp.	142,000	$51,869
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	10,200	5,884
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp.	535,162	172,002
Taiwan Mask Corp. (I)	318,150	80,732
Taiwan Navigation Company, Ltd.	49,000	19,020
Taiwan PCB Techvest Company, Ltd.	78,000	81,356
Taiwan Pulp & Paper Corp. (I)	324,640	104,648
Taiwan Semiconductor Company, Ltd.	11,000	7,513
Taiwan Surface Mounting
Technology Company, Ltd.	25,225	23,144
Taiwan TEA Corp.	461,000	197,079
Taiwan Union Technology Corp.	65,000	42,205
Taiyen Biotech Company, Ltd.	132,137	90,476
Tatung Company, Ltd. (I)	2,155,200	332,144
Teco Electric & Machinery Company, Ltd.	1,593,000	1,256,223
Tex-Ray Industrial Company, Ltd.	91,800	38,920
The Ambassador Hotel	54,000	45,484
Tong Yang Industry Company, Ltd.	192,627	191,655
Tong-Tai Machine & Tool Company, Ltd.	122,588	90,225
Topoint Technology Company, Ltd.	70,212	53,961
TPK Holding Company, Ltd.	106,000	253,731
Transasia Airways Corp.	48,000	9,933
Tripod Technology Corp.	15,000	21,638
TSRC Corp.	93,000	56,249
Tung Ho Steel Enterprise Corp.	266,000	139,052
TYC Brother Industrial Company, Ltd.	131,511	82,239
Tycoons Group Enterprise Company, Ltd. (I)	367,768	43,150
Tyntek Corp.	157,361	58,141
Unimicron Technology Corp. (I)	1,112,000	423,834
Union Bank of Taiwan	948,834	266,991
Unitech Computer Company, Ltd.	88,039	40,168
Unitech Printed Circuit Board Corp.	551,975	170,370
United Integrated Services Company, Ltd.	64,000	69,230
United Microelectronics Corp.	9,846,794	3,234,522
Unity Opto Technology Company, Ltd.	40,000	17,636
Universal Cement Corp.	332,771	208,511
Unizyx Holding Corp.	377,000	138,363
UPC Technology Corp.	651,156	182,582
USI Corp.	212,000	87,376
Ve Wong Corp.	93,993	56,796
Wafer Works Corp. (I)	296,887	93,231
Wah Hong Industrial Corp.	7,988	4,057
Wah Lee Industrial Corp.	76,000	99,692
Walsin Lihwa Corp. (I)	2,105,000	448,743
Walsin Technology Corp. (I)	472,044	186,402
Walton Advanced Engineering, Inc.	229,584	64,062
Wan Hai Lines, Ltd.	149,050	94,368
Waterland Financial Holding Company, Ltd.	2,087,190	510,882
Ways Technical Corp., Ltd.	17,000	5,675
Wei Chuan Food Corp.	31,000	18,190
Well Shin Technology Company, Ltd.	30,000	41,050
Winbond Electronics Corp. (I)	2,316,000	481,140
Wintek Corp. (I)	543,000	30,178
Wistron Corp.	2,025,472	1,059,090
WT Microelectronics Company, Ltd.	101,422	101,775
WUS Printed Circuit Company, Ltd.	277,000	207,024
Yageo Corp. (I)	553,022	847,735
Yang Ming Marine Transport Corp. (I)	786,500	228,471
YC Company, Ltd. (I)	188,587	71,325
YC INOX Company, Ltd.	58,000	31,003
YFY, Inc.	1,269,202	395,833

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Yi Jinn Industrial Company, Ltd.	188,904	$84,643
Yieh Phui Enterprise Company, Ltd.	996,906	214,474
Young Fast Optoelectronics Company, Ltd.	103,000	34,991
Yuanta Financial Holdings Company, Ltd.	5,073,981	1,886,636
Yufo Electronics Company, Ltd. (I)	12,000	6,256
Yulon Motor Company, Ltd.	653,000	585,701
Zenitron Corp. (I)	150,000	69,737
Zig Sheng Industrial Company, Ltd.	352,908	114,366
Zinwell Corp.	112,000	124,623
ZongTai Real Estate
Development Company, Ltd.	58,650	23,525
		99,400,079
Thailand - 3.0%
AAPICO Hitech PCL	144,720	49,443
AJ Plast PCL	117,500	20,881
Amata Corp. PCL	78,700	26,887
AP Thailand PCL	1,184,370	176,212
Asia Plus Group Holdings PCL	74,100	7,513
Bangkok Bank PCL	30,100	132,215
Bangkok Bank PCL NVDR (L)	188,000	830,521
Bangkok Expressway PCL	419,600	419,080
Bangkok Insurance PCL	4,550	45,130
Bangkokland PCL	1,486,800	60,627
Banpu PCL	1,036,100	570,933
Cal-Comp Electronics Thailand PCL	2,044,398	177,994
Charoen Pokphand Foods PCL	1,169,700	667,111
Eastern Water Resources Development &
Management PCL	143,600	44,312
Esso Thailand PCL	1,280,700	179,958
G J Steel PCL (I)	5,241,775	33,217
G Steel PCL (I)	789,540	6,961
GFPT PCL	77,400	20,579
Hana Microelectronics PCL	328,800	255,920
Indorama Ventures PCL	271,600	172,112
IRPC PCL	5,208,900	539,619
KGI Securities Thailand PCL	566,200	51,168
Khon Kaen Sugar Industry PCL	217,500	21,933
Kiatnakin Bank PCL	401,700	340,330
Krung Thai Bank PCL	2,764,100	1,302,276
Krungthai Card PCL	3,700	9,557
MBK PCL	418,000	164,689
MCOT PCL	42,500	11,944
Padaeng Industry PCL	46,900	18,091
Polyplex PCL	266,900	57,358
Pranda Jewelry PCL	183,800	23,497
Precious Shipping PCL	483,900	94,660
Property Perfect PCL	1,534,900	37,638
PTT Exploration & Production PCL	844,300	1,628,351
PTT Global Chemical PCL	1,078,300	1,596,876
PTT PCL	868,700	5,744,262
Quality House PCL	1,297,200	86,492
Regional Container Lines PCL	365,100	70,415
Rojana Industrial Park PCL	88,000	14,063
Saha-Union PCL	162,900	167,186
Sansiri PCL	3,683,466	172,528
SC Asset Corp. PCL	1,706,696	135,426
Siam Future Development PCL	190,891	28,927
Siamgas & Petrochemicals PCL	121,600	36,184
Somboon Advance Technology PCL	68,200	29,877
Sri Trang Agro-Industry PCL	518,700	160,062
Srithai Superware PCL	283,000	17,466
Tata Steel Thailand PCL (I)	2,688,400	43,702
Thai Airways International PCL	952,800	265,141

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Thai Carbon Black PCL	44,000	$27,883
Thai Oil PCL	546,500	794,266
Thai Stanley Electric PCL	700	3,491
Thanachart Capital PCL	636,300	556,620
The Bangchak Petroleum PCL	397,800	375,386
Thitikorn PCL	59,000	15,362
Thoresen Thai Agencies PCL	849,157	236,299
TMB Bank PCL	9,141,600	609,524
TPI Polene PCL	6,263,200	427,958
Vanachai Group PCL	611,520	230,826
Vinythai PCL	276,900	71,714
		20,116,653
Turkey - 1.6%
Adana Cimento Sanayii TAS, Class A	58,200	120,492
Akbank TAS	569,283	1,277,065
Akenerji Elektrik Uretim AS (I)	150,806	46,864
Akfen Holding AS (L)	42,353	123,050
Aksa Akrilik Kimya Sanayi AS	83,843	270,305
Alarko Holding AS	40,114	42,442
Albaraka Turk Katilim Bankasi AS	79,363	34,919
Anadolu Anonim Tuerk Sigorta Sirketi	276,684	137,210
Anadolu Cam Sanayii AS	133,951	92,515
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,445	73,734
Asya Katilim Bankasi AS (I)	304,999	69,598
Aygaz AS (L)	78,512	252,958
Baticim Bati Anadolu Cimento Sanayii AS	16,440	32,673
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	30,364	60,555
Dogan Sirketler Grubu Holdings AS (I)	783,433	132,027
Eczacibasi Yatirim Holding Ortakligi AS	19,302	61,028
EGE Seramik Sanayi ve Ticaret AS	19,278	20,265
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	107,225	87,646
Global Yatirim Holding AS	117,560	70,056
Goldas Kuyumculuk Sanayi Ithalat ve
Ihracat AS (I)	54,846	3,807
GSD Holding AS	418,949	159,435
Hurriyet Gazetecilik ve Matbaacilik AS (I)	163,848	31,948
Ihlas Holding AS (I)(L)	481,506	38,207
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	52,948	33,450
Is Finansal Kiralama AS (L)	114,727	27,701
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class A	6,361	3,388
KOC Holdings AS	163,658	638,949
Metro Ticari ve Mali Yatirimlar Holding AS (I)	200,802	42,509
Pinar Entegre Et ve Un Sanayi AS	11,937	40,654
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	82,640	60,942
Sekerbank TAS (I)	570,496	262,268
Selcuk Ecza Deposu Ticaret ve Sanayi AS	50,128	38,601
Soda Sanayii AS	89,928	142,669
Tekfen Holding AS	49,092	67,893
Trakya Cam Sanayi AS (L)	358,033	222,541
Turcas Petrol AS	56,959	29,013
Turk Hava Yollari	246,223	649,612
Turkiye Garanti Bankasi AS	166,298	387,007
Turkiye Halk Bankasi AS	258,000	862,780
Turkiye Is Bankasi, Class C	1,028,262	1,603,019
Turkiye Sinai Kalkinma Bankasi AS	852,226	397,509
Turkiye Sise ve Cam Fabrikalari AS	527,609	500,816
Turkiye Vakiflar Bankasi TAO, Class D	579,514	734,657
Uzel Makina Sanayii AS (I)	22,930	0

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Yapi ve Kredi Bankasi AS (L)	397,319	$443,124
		10,427,901
Ukraine - 0.0%
Kernel Holding SA	25,996	308,555
TOTAL COMMON STOCKS (Cost $833,480,086)		$649,611,114

PREFERRED SECURITIES - 1.6%
Brazil - 1.5%
Banco ABC Brasil SA	79,149	185,669
Banco Bradesco SA	58,900	318,234
Banco Daycoval SA	88,000	193,558
Banco do Estado do Rio Grande do Sul SA,
B Shares	54,300	76,427
Banco Industrial e Comercial SA	155,800	319,499
Banco Pine SA	38,200	39,506
Banco Sofisa SA	25,700	13,743
Braskem SA, A Shares	135,522	569,845
Cia Ferro Ligas da Bahia - Ferbasa	81,224	156,322
Eucatex SA Industria e Comercio	45,078	29,336
Gerdau SA	201,057	277,407
Itau Unibanco Holding SA	26,950	180,210
Marcopolo SA (I)	213,600	86,205
Parana Banco SA	16,500	37,666
Petroleo Brasileiro SA	962,068	1,756,936
Randon Participacoes SA	44,200	32,443
Suzano Papel e Celulose SA, A Shares	229,200	1,115,215
Unipar Carbocloro SA	68,510	72,407
Usinas Siderurgicas de Minas Gerais SA,
A Shares	283,685	239,714
Vale SA	1,207,367	4,056,534
		9,756,876
Chile - 0.0%
Coca-Cola Embonor SA, B Shares	7,854	12,969
Colombia - 0.1%
Grupo Argos SA	3,055	17,096
Grupo de Inversiones Suramericana SA	48,323	553,997
		571,093
Panama - 0.0%
Avianca Holdings SA	71,273	42,586
TOTAL PREFERRED SECURITIES (Cost $29,998,858)		$10,383,524

RIGHTS - 0.0%
Golden Meditech Holdings, Ltd. (I)(N)	195,182	0
Hawe SA (I)(N)	38,497	152
Kortek Corp. (I)(N)	915	2,509
Kuo Toong International Company, Ltd. (I)(N)	2,045	106
Mirae Asset Securities Company, Ltd. (I)(N)	13,517	58,160
Super Group, Ltd. (I)(N)	25,274	6,292
TOTAL RIGHTS (Cost $0)		$67,219

WARRANTS - 0.0%
Ju Teng International Holdings, Ltd. (Expiration
Date: 10/14/2016; Strike Price:
HKD 4.60) (I)	66,000	2,725
KNM Group BHD (Expiration Date:
04/21/2020; Strike Price: MYR 1.00) (I)	115,200	3,014
LBS Bina Group BHD (I)(N)	41,750	4,274
OSK Holdings BHD (I)(N)	143,899	10,639

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
WARRANTS (continued)
WCT Holdings BHD (I)(N)	136,571	$4,194
TOTAL WARRANTS (Cost $0)		$24,846

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	2,312,414	23,136,391
TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,136,086)		$23,136,391

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
BlackRock Cash Funds - Prime, 0.1671% (Y)	1,016,548	1,016,548
TOTAL SHORT-TERM INVESTMENTS (Cost $1,016,548)		$1,016,548
Total Investments (Emerging Markets Value Trust)
(Cost $887,631,578) - 102.7%		$684,239,642
Other assets and liabilities, net - (2.7%)		(17,878,579)
TOTAL NET ASSETS - 100.0%		$666,361,063

Equity Income Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.9%
Consumer discretionary - 11.7%
Auto components - 0.8%
Johnson Controls, Inc.	304,900	$12,610,664
Automobiles - 1.1%
Ford Motor Company	609,300	8,268,201
General Motors Company	323,198	9,702,404
		17,970,605
Distributors - 0.7%
Genuine Parts Company	134,200	11,123,838
Hotels, restaurants and leisure - 1.4%
Carnival Corp.	276,000	13,717,200
Las Vegas Sands Corp.	252,100	9,572,237
		23,289,437
Leisure products - 1.0%
Mattel, Inc. (L)	781,975	16,468,394
Media - 4.1%
Cablevision Systems Corp., Class A	430,900	13,991,323
Comcast Corp., Class A	186,400	10,602,432
News Corp., Class A	444,300	5,607,066
The New York Times Company, Class A	314,200	3,710,702
The Walt Disney Company	109,800	11,221,560
Time Warner, Inc.	109,800	7,548,750
Twenty-First Century Fox, Inc., Class A	148,300	4,001,134
Twenty-First Century Fox, Inc., Class B	233,900	6,331,673
Viacom, Inc., Class B	99,400	4,289,110
		67,303,750
Multiline retail - 1.6%
Kohl’s Corp.	300,700	13,925,417
Macy’s, Inc.	240,300	12,332,196
		26,257,613
Specialty retail - 0.7%
Staples, Inc.	988,100	11,590,413

Equity Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods - 0.3%
Coach, Inc.	137,700	$3,983,661
		190,598,375
Consumer staples - 5.3%
Beverages - 1.0%
PepsiCo, Inc.	171,300	16,153,590
Food and staples retailing - 0.6%
Wal-Mart Stores, Inc.	136,400	8,844,176
Food products - 2.7%
Archer-Daniels-Midland Company	440,400	18,254,580
Campbell Soup Company	174,600	8,848,728
Kellogg Company	120,200	7,999,310
McCormick & Company, Inc.	114,800	9,434,264
		44,536,882
Household products - 0.9%
The Clorox Company	121,500	14,036,895

Personal products - 0.1%
Avon Products, Inc. (L)	700,900	2,277,925
		85,849,468
Energy - 10.7%
Energy equipment and services - 0.3%
Diamond Offshore Drilling, Inc. (L)	254,500	4,402,850

Oil, gas and consumable fuels - 10.4%
Anadarko Petroleum Corp.	149,700	9,040,383
Apache Corp.	501,000	19,619,160
BP PLC, ADR	210,875	6,444,340
Canadian Natural Resources, Ltd.	497,800	9,682,210
Chevron Corp.	335,900	26,495,792
Columbia Pipeline Group, Inc.	604,100	11,048,989
ConocoPhillips	60,000	2,877,600
CONSOL Energy, Inc. (L)	440,900	4,320,820
Exxon Mobil Corp.	397,500	29,554,125
Hess Corp.	371,500	18,597,290
Occidental Petroleum Corp.	190,700	12,614,805
Royal Dutch Shell PLC, ADR, Class A	403,800	19,136,082
		169,431,596
		173,834,446
Financials - 22.9%
Banks - 11.8%
Bank of America Corp.	2,059,393	32,085,343
JPMorgan Chase & Co.	868,875	52,975,309
Royal Bank of Scotland Group PLC (I)	1,639,097	7,820,290
SunTrust Banks, Inc.	331,700	12,684,208
The PNC Financial Services Group, Inc.	261,300	23,307,960
U.S. Bancorp	720,000	29,527,200
Wells Fargo & Company	666,100	34,204,235
		192,604,545
Capital markets - 2.7%
Northern Trust Corp.	308,900	21,054,624
Och-Ziff Capital Management
Group LLC, Class A	367,100	3,204,783
State Street Corp.	188,900	12,695,969
The Bank of New York Mellon Corp.	180,524	7,067,515
		44,022,891
Consumer finance - 1.3%
American Express Company	270,400	20,044,752

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance - 5.2%
Loews Corp.	505,200	$18,257,928
Marsh & McLennan Companies, Inc.	495,800	25,890,676
MetLife, Inc.	403,600	19,029,740
Sun Life Financial, Inc.	225,000	7,258,500
The Chubb Corp.	88,600	10,866,790
Willis Group Holdings PLC	85,800	3,515,226
		84,818,860
Real estate investment trusts - 1.9%
Digital Realty Trust, Inc.	157,100	10,261,772
Rayonier, Inc.	316,900	6,993,983
Weyerhaeuser Company	487,500	13,328,250
		30,584,005
		372,075,053
Health care - 7.1%
Health care equipment and supplies - 0.1%
Becton, Dickinson and Company	14,900	1,976,634
Pharmaceuticals - 7.0%
Bristol-Myers Squibb Company	390,925	23,142,760
GlaxoSmithKline PLC	455,234	8,737,709
Johnson & Johnson	329,900	30,796,165
Merck & Company, Inc.	465,950	23,013,271
Pfizer, Inc.	893,435	28,062,793
		113,752,698
		115,729,332
Industrials - 12.7%
Aerospace and defense - 2.2%
Honeywell International, Inc.	109,900	10,406,431
The Boeing Company	177,800	23,282,910
United Technologies Corp.	21,800	1,939,982
		35,629,323
Air freight and logistics - 1.3%
United Parcel Service, Inc., Class B	218,000	21,514,420
Building products - 0.8%
Masco Corp.	232,700	5,859,386
USG Corp. (I)	267,000	7,107,540
		12,966,926
Commercial services and supplies - 0.4%
Tyco International PLC	195,300	6,534,738
Electrical equipment - 1.5%
Eaton Corp. PLC	156,504	8,028,655
Emerson Electric Company	357,600	15,795,192
		23,823,847
Industrial conglomerates - 3.3%
General Electric Company	2,170,900	54,750,099
Machinery - 3.2%
Deere & Company (L)	176,900	13,090,600
Flowserve Corp.	143,100	5,887,134
Illinois Tool Works, Inc.	258,000	21,235,980
Joy Global, Inc. (L)	233,900	3,492,127
Stanley Black & Decker, Inc.	39,300	3,811,314
Xylem, Inc.	131,948	4,334,492
		51,851,647
		207,071,000

Equity Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology - 11.5%
Communications equipment - 3.2%
Cisco Systems, Inc.	624,600	$16,395,750
Harris Corp.	256,700	18,777,605
QUALCOMM, Inc.	319,600	17,172,108
		52,345,463
Electronic equipment, instruments and components - 0.9%
Corning, Inc.	852,100	14,587,952
IT services - 1.6%
Computer Sciences Corp.	98,424	6,041,265
IBM Corp.	102,000	14,786,940
The Western Union Company	278,600	5,115,096
		25,943,301
Semiconductors and semiconductor equipment - 2.6%
Analog Devices, Inc.	230,200	12,985,582
Applied Materials, Inc.	891,100	13,090,259
Texas Instruments, Inc.	322,800	15,985,056
		42,060,897
Software - 1.5%
CA, Inc.	186,300	5,085,990
Microsoft Corp.	447,925	19,825,161
		24,911,151
Technology hardware, storage and peripherals - 1.7%
Dell, Inc. (I)(R)	1,271,400	19,534,205
EMC Corp.	338,800	8,185,408
		27,719,613
		187,568,377
Materials - 5.1%
Chemicals - 1.3%
E.I. du Pont de Nemours & Company	338,600	16,320,520
Potash Corp. of Saskatchewan, Inc.	260,000	5,343,000
		21,663,520
Construction materials - 1.0%
Vulcan Materials Company	183,300	16,350,360
Containers and packaging - 0.5%
WestRock Company	159,432	8,201,182
Metals and mining - 1.2%
Newmont Mining Corp.	409,200	6,575,844
Nucor Corp.	350,300	13,153,765
		19,729,609
Paper and forest products - 1.1%
International Paper Company	466,700	17,636,593
		83,581,264
Telecommunication services - 4.0%
Diversified telecommunication services - 3.8%
AT&T, Inc.	800,949	26,094,918
CenturyLink, Inc.	313,017	7,862,987
Telefonica SA	660,335	8,011,171
Verizon Communications, Inc.	449,185	19,544,039
		61,513,115
Wireless telecommunication services - 0.2%
Vodafone Group PLC	1,120,204	3,533,216
		65,046,331

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 6.9%
Electric utilities - 5.1%
Duke Energy Corp.	286,519	$20,612,177
Edison International	28,100	1,772,267
Entergy Corp.	274,200	17,850,420
Exelon Corp.	374,500	11,122,650
FirstEnergy Corp.	538,100	16,847,911
Xcel Energy, Inc.	413,600	14,645,576
		82,851,001
Independent power and renewable electricity producers - 0.3%
AES Corp.	548,700	5,371,773
Multi-utilities - 1.5%
NiSource, Inc.	769,300	14,270,515
PG&E Corp.	197,000	10,401,600
		24,672,115
		112,894,889
TOTAL COMMON STOCKS (Cost $1,304,209,506)		$1,594,248,535

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	3,055,779	30,573,988
TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,573,782)		$30,573,988

SHORT-TERM INVESTMENTS - 1.9%
Money market funds - 1.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	3,000,000	3,000,000
T. Rowe Price Reserve Investment
Fund, 0.1013% (Y)	28,926,639	28,926,639
TOTAL SHORT-TERM INVESTMENTS (Cost $31,926,639)		$31,926,639
Total Investments (Equity Income Trust)
(Cost $1,366,709,927) - 101.7%		$1,656,749,162
Other assets and liabilities, net - (1.7%)		(27,898,873)
TOTAL NET ASSETS - 100.0%		$1,628,850,289

Financial Industries Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 93.5%
Financials - 90.8%
Banks - 53.7%
Ameris Bancorp	35,353	$1,016,395
Bank of America Corp.	323,565	5,041,143
Bank of Ireland (I)	8,184,132	3,199,926
Bank of Marin Bancorp	8,567	411,130
Bankwell Financial Group, Inc. (I)	21,145	386,531
Barclays PLC, ADR	268,458	3,967,809
BB&T Corp.	51,952	1,849,491
Chemical Financial Corp.	25,936	839,030
CIT Group, Inc.	61,167	2,448,515
Citigroup, Inc.	132,527	6,574,664
Comerica, Inc.	10,019	411,781
Danske Bank A/S	99,368	3,002,935
East West Bancorp, Inc.	43,235	1,661,089
First Business Financial Services, Inc.	12,332	290,049

Financial Industries Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Flushing Financial Corp.	28,783	$576,236
Glacier Bancorp, Inc.	99,765	2,632,798
Great Western Bancorp, Inc.	47,443	1,203,629
Green Bancorp, Inc. (I)	8,386	96,104
Independent Bank Corp. (Michigan)	28,748	424,320
JPMorgan Chase & Co.	100,129	6,104,865
KeyCorp	221,159	2,877,279
M&T Bank Corp.	13,947	1,700,837
MB Financial, Inc.	22,367	730,059
Regions Financial Corp.	230,378	2,075,706
Royal Bank of Scotland Group PLC, ADR (I)	238,034	2,270,844
Sandy Spring Bancorp, Inc.	32,922	861,898
SKBHC Holdings LLC (I)(R)	516	3,706,169
SpareBank 1 SR-Bank ASA	39,864	198,656
Sun Bancorp, Inc. (I)	33,114	635,458
SunTrust Banks, Inc.	93,793	3,586,644
SVB Financial Group (I)	44,498	5,141,299
Talmer Bancorp, Inc., Class A	76,528	1,274,191
The Community Financial Corp.	1,701	39,974
TriCo Bancshares	36,275	891,277
U.S. Bancorp	144,842	5,939,970
UniCredit SpA	702,630	4,380,330
Union Bankshares Corp.	74,050	1,777,200
Wells Fargo & Company	78,962	4,054,699
Yadkin Financial Corp.	33,417	718,131
Zions Bancorporation	105,150	2,895,831
		87,894,892
Capital markets - 19.4%
Altamir	58,232	644,562
American Capital, Ltd. (I)	305,351	3,713,068
Ameriprise Financial, Inc.	38,685	4,221,694
Azimut Holding SpA	105,522	2,264,440
Fifth Street Finance Corp.	264,250	1,630,423
Intermediate Capital Group PLC	154,171	1,205,898
Invesco, Ltd.	110,074	3,437,611
KKR & Company LP	179,409	3,010,483
Schroders PLC	101,995	4,333,979
The Blackstone Group LP	171,126	5,419,560
The Carlyle Group LP	112,092	1,883,146
		31,764,864
Consumer finance - 2.3%
Discover Financial Services	73,252	3,808,371
Diversified financial services - 0.6%
Cerved Information Solutions SpA (I)	121,037	894,259
Insurance - 10.6%
American International Group, Inc.	62,560	3,554,659
Assured Guaranty, Ltd.	149,742	3,743,550
CNO Financial Group, Inc.	251,450	4,729,775
Gjensidige Forsikring ASA	74,086	997,536
Lincoln National Corp.	42,622	2,022,840
The Hartford Financial Services Group, Inc.	49,880	2,283,506
		17,331,866
Real estate investment trusts - 4.2%
Essex Property Trust, Inc.	6,797	1,518,586
FelCor Lodging Trust, Inc.	154,371	1,091,403
Rexford Industrial Realty, Inc.	74,344	1,025,204
Simon Property Group, Inc.	17,606	3,234,574
		6,869,767
		148,564,019

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology - 2.7%
IT services - 2.7%
Visa, Inc., Class A	64,767	$4,511,669
TOTAL COMMON STOCKS (Cost $156,585,557)		$153,075,688

CORPORATE BONDS - 0.4%
Financials - 0.4%
NewStar Financial, Inc.
7.250%, 05/01/2020 (S)	$660,000	$656,700
TOTAL CORPORATE BONDS (Cost $660,000)		$656,700

PREFERRED SECURITIES - 0.6%
Financials - 0.6%
Banks - 0.3%
OFG Bancorp, Series A, 7.125%	308	5,917
OFG Bancorp, Series C, 8.750%	489	428,670
		434,587
Thrifts and mortgage finance - 0.3%
Flagstar Bancorp, Inc., Series C, 9.000% (I)	389	480,783
		915,370
TOTAL PREFERRED SECURITIES (Cost $980,613)		$915,370

WARRANTS - 0.4%
Citigroup, Inc. (Expiration Date: 01/04/2019;
Strike Price: $106.10) (I)	185,654	87,257
Comerica, Inc. (Expiration Date: 11/14/2018;
Strike Price: $29.40) (I)	29,110	369,115
The PNC Financial Services Group, Inc.
(Expiration Date: 12/31/2018; Strike
Price: $67.33) (I)	6,265	152,240
TOTAL WARRANTS (Cost $878,936)		$608,612

SHORT-TERM INVESTMENTS - 1.2%
Repurchase agreement - 1.2%
Repurchase Agreement with State Street Corp.
dated 09/30/2015 at 0.000% to be
repurchased at $1,956,000 on 10/01/2015,
collateralized by $1,965,000 U.S. Treasury
Notes, 1.625% due 12/31/2019 (valued at
$1,997,030, including interest)	$1,956,000	$1,956,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,956,000)		$1,956,000
Total Investments (Financial Industries Trust)
(Cost $161,061,106) - 96.1%		$157,212,370
Other assets and liabilities, net - 3.9%		6,406,585
TOTAL NET ASSETS - 100.0%		$163,618,955

Franklin Templeton Founding Allocation Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 100.0%
Equity - 66.4%
Global, Series NAV (Templeton)	19,726,870	$347,390,176

Franklin Templeton Founding Allocation Trust (continued)

	Shares or Principal Amount	Value
INVESTMENT COMPANIES (continued)
Equity (continued)
Mutual Shares, Series NAV (Franklin)	30,443,483	$349,795,617
		697,185,793
Fixed income - 33.6%
Income, Series NAV (Franklin)	32,157,745	352,448,886
TOTAL INVESTMENT COMPANIES (Cost $921,715,081)		$1,049,634,679
Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $921,715,081) - 100.0%		$1,049,634,679
Other assets and liabilities, net - 0.0%		(36,289)
TOTAL NET ASSETS - 100.0%		$1,049,598,390

Fundamental All Cap Core Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.9%
Consumer discretionary - 29.9%
Diversified consumer services - 1.6%
DeVry Education Group, Inc.	910,760	$24,781,780
Household durables - 9.4%
Lennar Corp., Class A	1,455,009	70,029,583
NVR, Inc. (I)	22,709	34,636,221
Tempur Sealy International, Inc. (I)	611,718	43,695,017
		148,360,821
Internet and catalog retail - 6.7%
Amazon.com, Inc. (I)	204,844	104,857,594
Specialty retail - 5.5%
CarMax, Inc. (I)	526,544	31,234,590
Group 1 Automotive, Inc.	352,994	30,057,439
Lowe’s Companies, Inc.	367,637	25,337,542
		86,629,571
Textiles, apparel and luxury goods - 6.7%
adidas AG	549,682	44,319,368
Ralph Lauren Corp.	509,013	60,144,976
		104,464,344
		469,094,110
Consumer staples - 6.7%
Beverages - 2.6%
Diageo PLC, ADR	108,974	11,746,307
SABMiller PLC	502,999	28,483,715
		40,230,022
Food products - 2.1%
Danone SA	531,446	33,546,529
Household products - 2.0%
The Procter & Gamble Company	443,078	31,875,031
		105,651,582
Energy - 4.3%
Energy equipment and services - 2.7%
National Oilwell Varco, Inc.	180,527	6,796,842
Schlumberger, Ltd.	279,522	19,278,632
Weatherford International PLC (I)	1,888,031	16,010,503
		42,085,977

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels - 1.6%
Cabot Oil & Gas Corp.	632,559	$13,827,740
Range Resources Corp.	370,410	11,897,569
		25,725,309
		67,811,286
Financials - 25.7%
Banks - 9.5%
Bank of America Corp.	4,261,762	66,398,252
CIT Group, Inc.	603,600	24,162,108
Citigroup, Inc.	1,176,342	58,358,327
		148,918,687
Capital markets - 12.4%
Affiliated Managers Group, Inc. (I)	105,327	18,009,864
AllianceBernstein Holding LP	2,123,700	56,490,420
BlackRock, Inc.	107,123	31,865,879
Morgan Stanley	1,178,728	37,129,932
T. Rowe Price Group, Inc.	375,726	26,112,957
The Goldman Sachs Group, Inc.	143,842	24,993,986
		194,603,038
Consumer finance - 1.5%
Santander Consumer USA Holdings, Inc. (I)	1,176,489	24,023,905
Insurance - 0.9%
American International Group, Inc.	250,561	14,236,876
Real estate investment trusts - 1.4%
American Tower Corp.	252,147	22,183,893
		403,966,399
Health care - 1.8%
Biotechnology - 1.6%
Amgen, Inc.	178,680	24,715,018
Health care technology - 0.2%
Castlight Health, Inc., B Shares (I)	848,442	3,563,456
		28,278,474
Industrials - 9.1%
Aerospace and defense - 1.5%
TransDigm Group, Inc. (I)	113,572	24,123,829
Electrical equipment - 2.7%
Regal-Beloit Corp.	376,742	21,267,086
Sensata Technologies Holding NV (I)	457,476	20,284,486
		41,551,572
Machinery - 0.2%
The Manitowoc Company, Inc.	213,324	3,199,860
Professional services - 1.5%
IHS, Inc., Class A (I)	203,870	23,648,920
Trading companies and distributors - 3.2%
United Rentals, Inc. (I)	375,879	22,571,534
WESCO International, Inc. (I)	593,002	27,556,803
		50,128,337
		142,652,518
Information technology - 18.1%
Communications equipment - 1.5%
QUALCOMM, Inc.	429,682	23,086,814
Internet software and services - 9.9%
Alibaba Group Holding, Ltd., ADR (I)	308,685	18,203,154
Facebook, Inc., Class A (I)	765,425	68,811,708
Google, Inc., Class A (I)	58,292	37,211,864

Fundamental All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
LinkedIn Corp., Class A (I)	161,423	$30,691,355
		154,918,081
IT services - 0.5%
PayPal Holdings, Inc. (I)	229,569	7,125,822
Software - 1.3%
Workday, Inc., Class A (I)	306,165	21,082,522
Technology hardware, storage and peripherals - 4.9%
Apple, Inc.	701,774	77,405,672
		283,618,911
Materials - 2.3%
Metals and mining - 0.4%
Vale SA, ADR	1,606,307	6,746,489
Paper and forest products - 1.9%
Louisiana-Pacific Corp. (I)	2,096,732	29,857,464
		36,603,953
TOTAL COMMON STOCKS (Cost $1,405,235,467)		$1,537,677,233

SHORT-TERM INVESTMENTS - 0.3%
Repurchase agreement - 0.3%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2015 at 0.090% to be
repurchased at $2,798,007 on 10/01/2015,
collateralized by $2,743,400 U.S. Treasury
Notes 2.250% due 11/30/2017 (valued at
$2,853,995, including interest)	$2,798,000	$2,798,000
Repurchase Agreement with State Street Corp.
dated 09/30/2015 at 0.000% to be
repurchased at $1,342,000 on 10/01/2015,
collateralized by $1,350,000 U.S. Treasury
Notes, 1.625% due 12/31/2019 (valued at
$1,372,005, including interest)	1,342,000	1,342,000
		4,140,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,140,000)		$4,140,000
Total Investments (Fundamental All Cap Core Trust)
(Cost $1,409,375,467) - 98.2%		$1,541,817,233
Other assets and liabilities, net - 1.8%		28,161,371
TOTAL NET ASSETS - 100.0%		$1,569,978,604

Fundamental Large Cap Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.9%
Consumer discretionary - 18.3%
Diversified consumer services - 1.1%
DeVry Education Group, Inc.	594,953	$16,188,671
Household durables - 9.8%
Lennar Corp., Class A	1,398,399	67,304,944
NVR, Inc. (I)	22,147	33,779,047
Tempur Sealy International, Inc. (I)	690,482	49,321,129
		150,405,120
Specialty retail - 2.7%
Lowe’s Companies, Inc.	606,055	41,769,311

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods - 4.7%
adidas AG	576,510	$46,482,437
Ralph Lauren Corp.	214,939	25,397,192
		71,879,629
		280,242,731
Consumer staples - 10.8%
Beverages - 6.3%
Diageo PLC, ADR	181,103	19,521,092
Heineken Holding NV	264,895	18,886,034
PepsiCo, Inc.	298,433	28,142,232
SABMiller PLC	538,314	30,483,525
		97,032,883
Food products - 1.1%
Danone SA	249,637	15,757,866
Household products - 1.2%
The Procter & Gamble Company	259,966	18,701,954
Tobacco - 2.2%
Imperial Tobacco Group PLC	354,933	18,349,594
Philip Morris International, Inc.	198,274	15,729,076
		34,078,670
		165,571,373
Energy - 7.9%
Energy equipment and services - 1.5%
National Oilwell Varco, Inc.	248,882	9,370,407
Weatherford International PLC (I)	1,541,036	13,067,985
		22,438,392
Oil, gas and consumable fuels - 6.4%
Apache Corp.	415,529	16,272,116
Cabot Oil & Gas Corp.	743,008	16,242,155
Chevron Corp.	237,223	18,712,150
Exxon Mobil Corp.	185,034	13,757,278
Occidental Petroleum Corp.	511,547	33,838,834
		98,822,533
		121,260,925
Financials - 34.3%
Banks - 17.7%
Bank of America Corp.	4,557,559	71,006,769
CIT Group, Inc.	766,759	30,693,363
Citigroup, Inc.	1,373,415	68,135,119
JPMorgan Chase & Co.	1,271,942	77,550,304
Wells Fargo & Company	462,555	23,752,199
		271,137,754
Capital markets - 10.3%
AllianceBernstein Holding LP	1,552,299	41,291,153
Morgan Stanley	1,198,922	37,766,043
State Street Corp.	331,158	22,257,129
The Goldman Sachs Group, Inc.	324,470	56,379,907
		157,694,232
Consumer finance - 1.5%
Santander Consumer USA Holdings, Inc. (I)	1,162,432	23,736,861
Insurance - 4.8%
American International Group, Inc.	1,287,414	73,150,863
		525,719,710
Health care - 6.1%
Biotechnology - 1.2%
Amgen, Inc.	134,832	18,649,962

Fundamental Large Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies - 1.8%
Medtronic PLC	405,057	$27,114,516
Pharmaceuticals - 3.1%
Merck & Company, Inc.	468,624	23,145,339
Novartis AG, ADR	276,133	25,382,145
		48,527,484
		94,291,962
Industrials - 8.4%
Air freight and logistics - 1.3%
FedEx Corp.	142,624	20,535,004
Electrical equipment - 1.3%
Sensata Technologies Holding NV (I)	452,900	20,081,586
Industrial conglomerates - 4.8%
Danaher Corp.	283,097	24,122,695
General Electric Company	1,940,145	48,930,457
		73,053,152
Trading companies and distributors - 1.0%
United Rentals, Inc. (I)	251,811	15,121,251
		128,790,993
Information technology - 10.9%
Communications equipment - 3.4%
Cisco Systems, Inc.	1,047,654	27,500,918
QUALCOMM, Inc.	467,786	25,134,142
		52,635,060
Software - 2.6%
Microsoft Corp.	593,372	26,262,645
Oracle Corp.	371,660	13,424,359
		39,687,004
Technology hardware, storage and peripherals - 4.9%
Apple, Inc.	505,080	55,710,324
Samsung Electronics Company, Ltd.	19,180	18,402,312
		74,112,636
		166,434,700
Materials - 2.2%
Paper and forest products - 2.2%
Louisiana-Pacific Corp. (I)	2,418,616	34,441,092
TOTAL COMMON STOCKS (Cost $1,527,906,162)		$1,516,753,486

SHORT-TERM INVESTMENTS - 0.4%
Repurchase agreement - 0.4%
Repurchase Agreement with State Street Corp.
dated 09/30/2015 at 0.000% to be
repurchased at $1,934,000 on 10/01/2015,
collateralized by $1,945,000 U.S. Treasury
Notes, 1.625% due 12/31/2019 (valued at
$1,976,704, including interest)	$1,934,000	$1,934,000

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Barclays Tri-Party Repurchase Agreement
dated 09/30/2015 at 0.090% to be
repurchased at $4,033,010 on 10/01/2015,
collateralized by $3,954,300 U.S. Treasury
Notes, 2.250% due 11/30/2017 (valued at
$4,113,710, including interest)	$4,033,000	$4,033,000
		5,967,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,967,000)		$5,967,000
Total Investments (Fundamental Large Cap Value Trust)
(Cost $1,533,873,162) - 99.3%		$1,522,720,486
Other assets and liabilities, net - 0.7%		11,358,445
TOTAL NET ASSETS - 100.0%		$1,534,078,931

Global Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 18.6%
U.S. Government - 16.0%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 07/15/2024	$7,786,109	7,452,295
0.250%, 01/15/2025	15,819,320	15,172,341
1.375%, 01/15/2020	551,810	579,163
1.750%, 01/15/2028	3,873,212	4,284,237
2.375%, 01/15/2025 to 01/15/2027	5,944,960	6,882,440
2.500%, 01/15/2029	8,225,618	9,872,132
U.S. Treasury Bonds
2.500%, 02/15/2045	900,000	829,172
2.750%, 08/15/2042 to 11/15/2042	9,600,000	9,355,086
3.000%, 05/15/2042 to 05/15/2045	1,400,000	1,435,383
3.125%, 11/15/2041 to 08/15/2044	3,600,000	3,775,270
3.375%, 05/15/2044	500,000	549,050
3.625%, 02/15/2044	10,000,000	11,504,430
4.250%, 05/15/2039	1,500,000	1,891,563
4.375%, 11/15/2039 to 05/15/2040	3,250,000	4,173,002
4.625%, 02/15/2040	500,000	664,805
6.125%, 11/15/2027	1,950,000	2,768,493
U.S. Treasury Notes
2.000%, 02/15/2025 (D)	2,000,000	1,992,656
2.125%, 05/15/2025	11,800,000	11,875,131
2.250%, 11/15/2024 (D)	4,800,000	4,891,498
2.500%, 08/15/2023 (D)	1,800,000	1,882,055
2.500%, 05/15/2024	2,200,000	2,292,468
		104,122,670
U.S. Government Agency - 2.6%
Federal Home Loan Bank Discount Notes
0.135%, 01/19/2016 *	1,900,000	1,899,246
0.170%, 01/28/2016 *	400,000	399,828
0.190%, 02/08/2016 *	2,200,000	2,198,640
0.250%, 01/27/2016 *	3,200,000	3,198,637
Federal Home Loan Mortgage Corp.
2.476%, 03/01/2035 (P)	49,223	52,408
Federal National Mortgage Association
2.004%, 12/01/2034 (P)	139,931	147,657
2.409%, 05/01/2035 (P)	66,793	70,796
2.552%, 11/01/2034 (P)	786,280	841,025
3.000%, TBA (C)	1,000,000	1,011,797

Global Bond Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
4.000%, TBA (C)		$6,100,000	$6,506,985
4.500%, 03/01/2028		51,377	55,762
Government National
Mortgage Association
1.625%, 11/20/2023 to 10/20/2026 (P)		42,227	43,223
1.750%, 02/20/2024 to 06/20/2030 (P)		49,898	51,135
2.000%, 04/20/2030 to 05/20/2030 (P)		9,990	10,382
			16,487,521
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $121,279,016)			$120,610,191

FOREIGN GOVERNMENT
OBLIGATIONS - 44.6%
Australia - 0.8%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,500,000	1,544,857
3.750%, 11/20/2020		100,000	94,814
4.000%, 05/20/2026		1,500,000	1,146,024
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)		2,800,000	2,137,121
			4,922,816
Brazil - 1.8%
Federative Republic of Brazil
10.000%, 01/01/2021 to 01/01/2025	BRL	58,800,000	11,802,619
			11,802,619
Canada - 2.2%
Province of British Columbia
4.300%, 06/18/2042	CAD	600,000	533,858
Province of Ontario
2.450%, 06/29/2022		$1,300,000	1,317,553
3.450%, 06/02/2045	CAD	1,100,000	844,342
3.500%, 06/02/2024		5,100,000	4,182,115
Province of Quebec
2.750%, 08/25/2021		$4,000,000	4,138,276
3.000%, 09/01/2023	CAD	1,700,000	1,347,885
4.250%, 12/01/2021		2,200,000	1,880,724
			14,244,753
France - 4.4%
Caisse d’Amortissement de la Dette
Sociale
3.375%, 03/20/2024 (S)		$1,300,000	1,407,328
Government of France
1.000%, 05/25/2018	EUR	4,000,000	4,600,441
1.750%, 05/25/2023		700,000	851,137
3.000%, 04/25/2022		2,500,000	3,265,042
3.250%, 05/25/2045		1,900,000	2,776,494
4.000%, 10/25/2038		3,300,000	5,262,536
4.500%, 04/25/2041		6,100,000	10,616,816
			28,779,794
Germany - 1.1%
Federal Republic of Germany
0.100%, 04/15/2023		1,033,120	1,208,621
0.750%, 04/15/2018		1,802,646	2,074,293
4.250%, 07/04/2039		2,000,000	3,619,177
			6,902,091

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Greece - 0.6%
Athens Urban Transportation Organisation
4.851%, 09/19/2016	EUR	800,000	$762,345
Republic of Greece
3.800%, 08/08/2017	JPY	410,000,000	2,878,766
			3,641,111
Italy - 10.1%
Republic of Italy
3.250%, 09/01/2046 (S)	EUR	1,000,000	1,218,245
3.750%, 09/01/2024		10,550,000	13,820,066
4.000%, 02/01/2037		1,800,000	2,469,804
4.500%, 05/01/2023 to 03/01/2024		2,500,000	3,408,505
4.750%, 08/01/2023 to 09/01/2044 (S)		17,600,000	24,910,956
5.000%, 03/01/2025 (S)		8,500,000	12,211,673
5.000%, 09/01/2040		3,250,000	5,108,456
5.500%, 09/01/2022		1,100,000	1,569,242
6.000%, 08/04/2028	GBP	600,000	1,115,026
			65,831,973
Japan - 6.8%
Government of Japan
1.400%, 09/20/2034	JPY	190,000,000	1,679,156
1.500%, 12/20/2044		100,000,000	857,250
1.600%, 03/20/2033		1,610,000,000	14,874,030
1.700%, 09/20/2032 to 09/20/2044		2,860,000,000	26,806,247
			44,216,683
Mexico - 1.7%
Government of Mexico
8.000%, 06/11/2020	MXN	165,000,000	10,886,756
New Zealand - 1.1%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,300,000	4,340,642
6.000%, 12/15/2017		600,000	411,967
Dominion of New Zealand, Inflation
Linked Bond
2.062%, 09/20/2025		3,800,000	2,494,643
			7,247,252
Norway - 0.1%
Government of Norway
3.750%, 05/25/2021 (S)	NOK	3,800,000	513,461
Poland - 0.0%
Republic of Poland
3.250%, 07/25/2025	PLN	100,000	27,229
Slovenia - 3.4%
Republic of Slovenia
2.250%, 03/25/2022	EUR	1,000,000	1,186,457
4.125%, 02/18/2019 (S)		$1,600,000	1,688,000
4.125%, 02/18/2019		2,550,000	2,690,250
4.700%, 11/01/2016 (S)	EUR	2,600,000	3,045,620
4.750%, 05/10/2018		$7,700,000	8,190,875
5.250%, 02/18/2024 (S)		5,100,000	5,610,000
			22,411,202
Spain - 4.9%
Autonomous Community of Catalonia
4.300%, 11/15/2016	EUR	1,600,000	1,824,901
4.900%, 09/15/2021		50,000	59,220
4.950%, 02/11/2020		200,000	238,938
Autonomous Community of Madrid Spain
4.125%, 05/21/2024		1,800,000	2,308,319

Global Bond Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain (continued)
Kingdom of Spain
2.150%, 10/31/2025 (S)	EUR	3,900,000	$4,459,919
2.750%, 10/31/2024 (S)		8,050,000	9,700,550
3.800%, 04/30/2024 (S)		1,900,000	2,467,504
4.400%, 10/31/2023 (S)		2,100,000	2,833,153
4.700%, 07/30/2041 (S)		1,500,000	2,197,192
4.900%, 07/30/2040 (S)		1,300,000	1,955,429
5.150%, 10/31/2044 (S)		1,300,000	2,052,399
Xunta de Galicia
6.131%, 04/03/2018		1,300,000	1,647,854
			31,745,378
United Kingdom - 5.6%
Government of United Kingdom
2.250%, 09/07/2023	GBP	1,700,000	2,701,811
2.750%, 09/07/2024		1,900,000	3,131,467
3.250%, 01/22/2044		8,700,000	15,229,725
3.500%, 01/22/2045		3,300,000	6,037,698
4.250%, 12/07/2040		4,000,000	8,098,655
4.750%, 12/07/2038		600,000	1,283,499
			36,482,855
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $307,187,909)			$289,655,973

CORPORATE BONDS - 22.0%
Australia - 1.9%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$9,800,000	9,800,245
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		2,300,000	2,317,312
			12,117,557
Belgium - 0.3%
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023 (P)		1,600,000	1,748,240
Brazil - 0.8%
Petrobras Global Finance BV
3.214%, 03/17/2020 (P)		900,000	616,500
3.250%, 03/17/2017		5,100,000	4,500,750
			5,117,250
Denmark - 5.0%
Nykredit Realkredit A/S
1.000%, 07/01/2016 to 10/01/2016	DKK	97,700,000	14,725,121
2.000%, 10/01/2015 to 04/01/2016		57,000,000	8,615,544
6.000%, 10/01/2029		57,774	10,305
Nykredit Realkredit A/S (4.000% to
06/03/2021, then 5 Year Euro Swap
Rate + 2.850%)
06/03/2036	EUR	1,650,000	1,829,590
Realkredit Danmark A/S
0.860%, 01/01/2038 (P)	DKK	285,110	45,047
1.000%, 04/01/2016		31,200,000	4,694,380
2.000%, 01/01/2016		16,700,000	2,512,872
			32,432,859
France - 0.9%
BNP Paribas Home Loan SFH
2.200%, 11/02/2015 (S)		$5,800,000	5,808,944

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Germany - 1.8%
FMS Wertmanagement AoeR
3.375%, 06/17/2021	EUR	2,200,000	$2,892,947
KFW
5.000%, 03/19/2024	AUD	100,000	79,931
6.250%, 05/19/2021		9,900,000	8,194,233
Landwirtschaftliche Rentenbank
4.250%, 01/24/2023		400,000	301,982
			11,469,093
Greece - 0.1%
Hellenic Railways Organization SA
5.014%, 12/27/2017	EUR	100,000	93,303
National Bank of Greece SA
3.875%, 10/07/2016		800,000	817,734
			911,037
Ireland - 0.9%
Depfa ACS Bank
3.875%, 11/14/2016		1,400,000	1,628,188
4.875%, 05/21/2019		1,000,000	1,300,579
5.125%, 03/16/2037 (S)		$600,000	757,894
5.125%, 03/16/2037		1,700,000	2,147,365
			5,834,026
Italy - 0.8%
Banca Carige SpA
3.750%, 11/25/2016	EUR	1,400,000	1,620,695
3.875%, 10/24/2018		2,800,000	3,412,788
			5,033,483
Ivory Coast - 0.3%
African Development Bank
5.250%, 03/23/2022	AUD	2,900,000	2,309,336
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		$900,000	894,758
Jersey, Channel Islands - 0.4%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	2,685,494
Jersey, Channel Islands - 0.5%
UBS AG (7.250% to 02/22/2017, then
5 Year U.S. Swap Rate + 6.061%)
02/22/2022		$3,100,000	3,225,141
Netherlands - 0.9%
ING Bank NV
2.625%, 12/05/2022		3,500,000	3,547,334
Rabobank Nederland NV
6.875%, 03/19/2020	EUR	1,650,000	2,165,153
			5,712,487
Portugal - 0.4%
Novo Banco SA
4.000%, 01/21/2019		1,400,000	1,448,451
4.750%, 01/15/2018		600,000	635,098
5.000%, 05/23/2019		300,000	315,961
			2,399,510
Russia - 0.3%
Gazprom OAO
9.250%, 04/23/2019		$1,900,000	2,097,125

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Sweden - 0.4%
Stadshypotek AB
4.250%, 10/10/2017	AUD	2,400,000	$1,733,948
Swedbank AB
2.200%, 03/04/2020 (S)		$1,200,000	1,197,185
			2,931,133
Switzerland - 0.9%
EUROFIMA
6.250%, 12/28/2018	AUD	3,000,000	2,348,907
UBS AG
5.125%, 05/15/2024		$2,200,000	2,160,840
UBS AG (4.750% to 05/22/2018, then
5 Year U.S. Swap Rate + 3.765%)
05/22/2023		1,200,000	1,204,994
			5,714,741
United Kingdom - 1.8%
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		1,000,000	1,071,250
Barclays PLC (6.500% to 09/15/2019,
then 5 Year Euro Swap Rate + 5.875%)
09/15/2019 (Q)	EUR	600,000	656,233
European Bank for Reconstruction &
Development
0.500%, 12/21/2023	AUD	200,000	108,151
HBOS PLC
1.032%, 09/06/2017 (P)		$1,700,000	1,687,250
Imperial Tobacco Finance PLC
7.750%, 06/24/2019	GBP	1,400,000	2,505,600
Tesco PLC
5.000%, 03/24/2023		100,000	149,900
6.125%, 02/24/2022		1,450,000	2,334,627
The Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q) (S)		$1,600,000	1,864,000
The Royal Bank of Scotland PLC (9.500%
to 03/16/2017, then 5 Year U.S. Swap
Rate + 8.500%)
03/16/2022		1,200,000	1,307,867
			11,684,878
United States - 3.5%
Ally Financial, Inc.
3.600%, 05/21/2018		2,600,000	2,570,750
Altria Group, Inc.
9.250%, 08/06/2019		443,000	552,144
Bank of America Corp.
2.600%, 01/15/2019		500,000	505,390
CCO Safari II LLC
4.464%, 07/23/2022 (S)		1,700,000	1,699,961
6.384%, 10/23/2035 (S)		1,500,000	1,518,254
Citigroup, Inc.
0.985%, 04/27/2018 (P)		1,200,000	1,195,733
Computer Sciences Corp.
6.500%, 03/15/2018		2,050,000	2,259,018
JPMorgan Chase & Co.
3.900%, 07/15/2025		4,300,000	4,398,891
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		300,000	310,500
7.250%, 12/15/2021 (S)		200,000	203,000

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Red Oak Power LLC
8.540%, 11/30/2019		$602,014	$638,135
Sprint Communications, Inc.
9.125%, 03/01/2017		100,000	101,281
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,326,790
Tesoro Logistics LP
6.125%, 10/15/2021		2,200,000	2,161,500
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		1,560,000	1,652,491
			23,093,838
TOTAL CORPORATE BONDS (Cost $148,478,453)			$143,220,930

MUNICIPAL BONDS - 0.2%
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		295,000	294,791
New Jersey Turnpike Authority
7.102%, 01/01/2041		200,000	267,884
State of California 7.550%, 04/01/2039		400,000	578,100
TOTAL MUNICIPAL BONDS (Cost $1,210,852)			$1,140,775

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.4%
Australia - 0.1%
Puma Finance PTY, Ltd., Series 2006-G5,
Class A1
0.473%, 02/21/2038 (P) (S)		166,152	165,903
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
3.455%, 11/07/2040 (P)	AUD	422,391	299,117
Torrens Trust, Series 2007-1, Class A
2.470%, 10/19/2038 (P)		492,006	345,110
			810,130
Italy - 0.9%
Berica ABS SRL, Series 2011-1, Class A1
0.285%, 12/31/2055 (P)	EUR	837,026	925,337
Casa D’este Finance SRL, Series 1,
Class 1A2
0.312%, 09/15/2021 (P)		938,264	1,027,718
Creso S.R.L, Series 2, Class A
0.659%, 12/30/2060 (P)		3,318,479	3,681,614
			5,634,669
United Kingdom - 2.7%
Alba PLC, Series 2006-2, Class A3A
0.758%, 12/15/2038 (P)	GBP	252,846	338,120
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.586%, 02/15/2041 (P)		1,033,105	1,521,332
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.285%, 02/20/2044 (P)		1,543,440	2,362,791
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.684%, 10/18/2054 (P) (S)		2,283,734	3,457,219
Great Hall Mortgages PLC, Series 2007-1,
Class A2A
0.716%, 03/18/2039 (P)		1,341,705	1,876,014

Global Bond Trust (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United Kingdom (continued)
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.238%, 12/15/2049 (P)	GBP	5,941,706	$8,414,535
			17,970,011
United States - 8.7%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.763%, 09/25/2035 (P)		$120,311	105,296
Alternative Loan Trust
Series 2006-OA9, Class 2A1B,
0.416%, 07/20/2046 (P)		435,430	325,388
Series 2007-OA11, Class A1B,
1.449%, 11/25/2047 (P)		2,219,006	1,658,758
Series 2007-OA3, Class 1A1,
0.334%, 04/25/2047 (P)		3,651,320	3,058,718
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.314%, 10/25/2034 (P)		37,997	37,950
Banc of America Alternative Loan Trust,
Series 2006-3, Class 5CB1
6.500%, 04/25/2036		2,573,502	2,189,005
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.506%, 05/20/2035 (P)		314,872	217,939
Series 2006-J, Class 4A1,
2.914%, 01/20/2047 (P)		129,428	109,144
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
2.668%, 03/25/2035 (P)		708,464	653,752
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-6, Class 1A1,
2.625%, 08/25/2033 (P)		73,860	74,613
Series 2003-7, Class 6A,
2.531%, 10/25/2033 (P)		86,175	86,881
Series 2003-9, Class 2A1,
2.833%, 02/25/2034 (P)		14,848	14,530
Series 2004-2, Class 22A,
2.655%, 05/25/2034 (P)		208,591	200,743
Series 2004-2, Class 23A,
2.458%, 05/25/2034 (P)		74,850	69,078
Series 2004-9, Class 22A1,
3.182%, 11/25/2034 (P)		67,670	68,112
Series 2005-12, Class 23A1,
2.492%, 02/25/2036 (P)		815,096	680,029
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)		972,876	976,829
Series 2005-2, Class A2,
2.515%, 03/25/2035 (P)		804,239	813,221
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.697%, 09/25/2035 (P)		1,044,473	883,520
Series 2005-9, Class 24A1,
2.655%, 11/25/2035 (P)		740,276	550,289
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.543%, 01/26/2036 (P)		1,836,107	1,502,246

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.210%, 09/25/2035 (P)	$314,814	$315,316
Series 2005-6, Class A2,
2.420%, 09/25/2035 (P)	365,534	367,556
Series 2005-7, Class 1A2,
2.385%, 09/25/2035 (P)	1,848,072	1,587,696
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	148,407	136,024
Series 2005-56, Class 2A2,
2.183%, 11/25/2035 (P)	101,705	84,866
Series 2005-56, Class 2A3,
1.643%, 11/25/2035 (P)	121,963	98,810
Series 2007-11T1, Class A12,
0.544%, 05/25/2037 (P)	355,082	216,278
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	162,256	138,085
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.766%, 08/25/2034 (P)	56,610	50,109
Series 2004-22, Class A3,
2.448%, 11/25/2034 (P)	201,009	189,383
Series 2004-HYB5, Class 2A1,
2.560%, 04/20/2035 (P)	54,266	54,012
Series 2004-25, Class 1A1,
0.524%, 02/25/2035 (P)	40,053	36,907
Series 2004-25, Class 2A1,
0.534%, 02/25/2035 (P)	61,765	53,918
Series 2005-2, Class 2A1,
0.514%, 03/25/2035 (P)	84,900	74,437
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.284%, 07/25/2033 (P)	14,890	14,742
Series 2003-AR20, Class 2A1,
2.580%, 08/25/2033 (P)	187,720	188,683
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	17,410	17,829
DBRR Trust, Series 2013-EZ2, Class A
0.853%, 02/25/2045 (P) (S)	33,329	33,324
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.526%, 10/19/2036 (P)	1,436,531	656,289
Federal Home Loan Mortgage Corp.,
Series T-62, Class 1A1
1.383%, 10/25/2044 (P)	1,228,328	1,270,436
Federal National Mortgage Association
Series 2002-W8, Class F,
0.594%, 09/25/2032 (P)	2,109	2,108
Series 2004-W2, Class 5AF,
0.544%, 03/25/2044 (P)	44,789	44,708
Series 2011-53, Class FT,
0.774%, 06/25/2041 (P)	2,831,233	2,866,383
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.726%, 08/25/2035 (P)	96,344	85,641
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.557%, 11/15/2031 (P)	55,507	52,927

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.045%, 06/25/2034 (P)	$21,318	$20,671
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	2,301,570	2,641,103
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
0.374%, 01/25/2037 (P)	261,037	208,829
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.855%, 10/25/2033 (P)	16,235	16,022
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.499%, 11/10/2045	4,324,191	448,912
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.860%, 03/25/2033 (P)	65,905	64,769
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.583%, 05/19/2033 (P)	142,839	142,019
Series 2005-4, Class 3A1,
2.682%, 07/19/2035 (P)	49,839	44,280
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.551%, 12/25/2034 (P)	69,670	66,222
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	3,254	2,323
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.993%, 11/25/2033 (P)	85,533	85,354
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	445,405	420,924
Series 2007-A1, Class 5A6,
2.620%, 07/25/2035 (P)	350,205	337,331
Series 2007-A1, Class 5A5,
2.620%, 07/25/2035 (P)	385,226	391,587
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.434%, 05/25/2037 (P)	308,991	201,384
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.182%, 02/25/2033 (P)	130,514	124,675
Series 2005-2, Class 1A,
1.673%, 10/25/2035 (P)	501,296	486,256
Series 2005-3, Class 4A,
0.444%, 11/25/2035 (P)	573,128	535,560
Series 2005-A10, Class A,
0.404%, 02/25/2036 (P)	3,455,737	3,167,086
Series 2005-A8, Class A3A2,
0.444%, 08/25/2036 (P)	54,618	52,748
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-8, Class A3,
6.073%, 08/12/2049 (P)	3,200,000	3,394,272
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	2,052,306	2,102,602
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.647%, 12/15/2030 (P)	31,923	30,440

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.653%, 10/07/2020 (P)	$2,181,220	$2,191,950
Series 2010-R2, Class 1A,
0.573%, 11/06/2017 (P)	4,954,870	4,963,472
Residential Accredit Loans Trust
Series 2006-QO6, Class A1,
0.374%, 06/25/2046 (P)	1,829,694	792,180
Series 2007-QO2, Class A1,
0.344%, 02/25/2047 (P)	526,667	296,576
Residential Accredit Loans, Inc.
Series 2006-QA2, Class 2A1,
3.560%, 02/25/2036 (P)	639,063	475,662
Series 2007-QH4, Class A2,
0.424%, 05/25/2037 (P)	268,549	66,437
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.594%, 01/25/2046 (P)	509,166	257,982
Residential Funding Mortgage
Securities Trust, Series 2005-SA4,
Class 1A21
3.161%, 09/25/2035 (P)	146,843	116,322
Sequoia Mortgage Trust
Series 5, Class A,
0.916%, 10/19/2026 (P)	22,356	21,823
Series 2003-4, Class 2A1,
0.566%, 07/20/2033 (P)	126,148	118,576
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class D
6.024%, 07/22/2030 (P) (S)	1,100,000	1,098,941
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.560%, 02/25/2034 (P)	120,850	120,786
Series 2004-12, Class 7A1,
2.737%, 09/25/2034 (P)	263,069	262,234
Series 2004-4, Class 3A2,
2.513%, 04/25/2034 (P)	249,958	250,074
Series 2005-18, Class 6A1,
2.550%, 09/25/2035 (P)	318,786	282,880
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.404%, 05/25/2046 (P)	563,677	441,953
Series 2004-AR3, Class 1A2,
0.796%, 07/19/2034 (P)	64,560	64,015
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A,
2.063%, 10/25/2043 (P)	663,728	647,287
Series 2007-2, Class A1,
1.444%, 06/25/2037 (P)	805,268	701,395
Series 2007-2, Class A2A,
2.096%, 06/25/2037 (P)	666,418	634,255
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)	1,111,226	1,096,853
Series 2007-3, Class 2A1,
1.444%, 06/25/2047 (P)	217,561	193,089
Series 2007-3, Class 3A1,
1.444%, 06/25/2047 (P)	385,468	341,109
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)	362,309	347,570

Global Bond Trust (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048		$166,140	$170,188
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.399%, 11/25/2042 (P)		265,265	248,139
Series 2002-AR2, Class A,
1.893%, 02/27/2034 (P)		45,707	44,617
Series 2003-AR5, Class A7,
2.560%, 06/25/2033 (P)		73,744	74,810
Series 2005-AR2, Class 2A1A,
0.504%, 01/25/2045 (P)		45,804	43,110
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.139%, 07/25/2046 (P)		310,311	197,041
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.680%, 06/25/2035 (P)		1,172,272	1,163,615
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO
1.616%, 03/15/2045 (S)		12,489,829	790,506
			56,413,324
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $83,791,963)			$80,828,134

ASSET BACKED SECURITIES - 3.3%
Canada - 0.2%
Bank of America Corp.
1.044%, 07/01/2020	CAD	2,064,859	1,534,603
Cayman Islands - 0.1%
CIFC Funding, Ltd., Series 2007-1A,
Class A1l
0.571%, 05/10/2021 (P) (S)		$713,155	704,026
Franklin CLO, Ltd., Series 5A, Class A2
0.597%, 06/15/2018 (P) (S)		84,910	84,625
			788,651
Ireland - 0.1%
Magi Funding PLC, Series 2010-1A,
Class A
0.331%, 04/11/2021 (P) (S)	EUR	61,005	68,152
Mercator CLO II PLC, Series X, Class A1
0.210%, 02/18/2024 (P)		276,235	307,260
			375,412
Luxembourg - 0.1%
Penta CLO SA, Series 2007-1X, Class A1
0.268%, 06/04/2024 (P)		541,839	597,038
Netherlands - 0.3%
Halcyon Structured Asset Management
European CLO, Series 2006-II,
Class BV
0.289%, 01/25/2023 (P)		333,416	370,863
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.206%, 05/01/2023 (P)		902,605	987,419

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Netherlands (continued)
Panther CDO V BV, Series 2015-A,
Class A1
0.364%, 10/15/2084 (P) (S)	EUR	514,628	$549,596
			1,907,878
United States - 2.5%
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-A, Class M1
0.874%, 09/25/2035 (P)		$2,004,073	1,597,378
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.774%, 07/25/2032 (P)		6,344	5,877
Amresco Residential Securities,
Series 1999-1, Class A
1.134%, 06/25/2029 (P)		27,650	25,570
Countrywide Asset-Backed Certificates,
Series 2006.22, Class 1A
0.334%, 05/25/2047 (P)		2,146,048	1,666,666
CWABS Asset-backed Certificates Trust,
Series 2005-4CWL, Class MV5
0.864%, 10/25/2035 (P)		2,100,000	1,691,962
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.676%, 12/20/2027 (P)		14,358	13,735
Home Equity Asset Trust, Series 2002-1,
Class A4
0.794%, 11/25/2032 (P)		1,283	1,083
HSI Asset Securitization Corp. Trust,
Series 2007-HE2, Class 2A3
0.454%, 04/25/2037 (P)		2,559,201	1,511,421
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE6, Class A2B
0.294%, 09/25/2036 (P)		1,344,244	674,616
Novastar Mortgage Funding Trust,
Series 2007-1, Class A1A
0.324%, 03/25/2037 (P)		2,541,842	1,639,879
RAMP Series Trust, Series 2006-NC2,
Class M1
0.554%, 02/25/2036 (P)		2,400,000	1,661,350
Renaissance Home Equity Loan Trust
Series 2002-3, Class M2,
2.744%, 12/25/2032 (P)		521,374	489,532
Series 2006-3, Class AF6,
5.731%, 11/25/2036		2,803,871	1,684,157
Residential Asset Mortgage
Products, Inc. Trust, Series 2002-RS3
0.754%, 06/25/2032 (P)		11,508	10,799
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB
0.694%, 07/25/2032 (P)		25,881	22,617
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.244%, 12/25/2036 (P)		54,371	29,748
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020		18,245	19,675
Structured Asset Investment Loan Trust,
Series 2006-4, Class A2
0.324%, 07/25/2036 (P)		2,265,842	1,606,951

Global Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Home Equity Asset-Backed
Securities Trust, Series 2006-2,
Class M1
0.424%, 01/25/2037 (P)	$2,700,000	$1,857,225
		16,210,241
TOTAL ASSET BACKED SECURITIES (Cost $21,986,279)		$21,413,823

TERM LOANS (M) - 0.1%
United Kingdom - 0.1%
Virgin Media Investment Holdings, Ltd.
3.500%, 06/30/2023	403,993	397,789
TOTAL TERM LOANS (Cost $403,264)		$397,789

CONVERTIBLE BONDS - 0.1%
Cayman Islands - 0.1%
NB Finance, Ltd.
3.500%, 12/06/2015	700,000	693,000
TOTAL CONVERTIBLE BONDS (Cost $697,614)		$693,000

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)	5,054	46,244
TOTAL COMMON STOCKS (Cost $15,920)		$46,244

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 2.174%	9,800	$219,520
TOTAL PREFERRED SECURITIES (Cost $110,250)		$219,520

ESCROW SHARES - 0.2%
United States - 0.2%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)	4,100,000	422,300
5.625%, 01/24/2049 (I)	4,500,000	461,250
6.875%, 05/02/2018 (I)	2,100,000	220,500
		1,104,050
TOTAL ESCROW SHARES (Cost $0)		$1,104,050

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
date: 11/20/2015; Strike
Price: $107.50) (I)	220,000	3,438
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
date: 11/20/2015; Strike
Price: $108.00) (I)	1,200,000	18,750
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
date: 11/20/2015; Strike
Price: $110.00) (I)	68,000	1,063
Exchange Traded Option on Euro BOBL
(Expiration Date: 11/20/2015; Strike
Price: $124.50) (I)	28,500,000	1,592

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on the USD vs.
MXN (Expiration Date: 10/08/2015;
Strike Price: $16.10; Counterparty:
Bank of America NA) (I)		3,500,000	$84
			24,927
Call options - 0.0%
Over the Counter Option on the USD vs.
BRL (Expiration Date: 12/23/2015;
Strike Price: $4.65; Counterparty:
Credit Suisse International) (I)		3,600,000	54,374
TOTAL PURCHASED OPTIONS (Cost $124,022)			$79,301

SHORT-TERM INVESTMENTS - 2.4%
Foreign government - 1.3%
Japan Treasury Discount Bill, 0.000%
10/05/2015*	JPY	1,000,000,000	8,335,690
Certificate of deposit - 0.7%
Intesa Sanpaolo SpA
1.666%, 04/11/2016*		$4,700,000	4,707,412
Repurchase agreement - 0.4%
Repurchase Agreement with Citigroup
dated 09/30/2015 at 0.280% to be
repurchased at $2,500,019 on
10/01/2015, collateralized by
$2,475,000 U.S. Treasury Notes,
2.125% due 12/31/2021 (valued at
$2,588,903, including interest)		2,500,000	2,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,327,157)			$15,543,102
Total Investments (Global Bond Trust)
(Cost $700,612,699) - 103.9%			$674,952,832
Other assets and liabilities, net - (3.9%)			(25,514,897)
TOTAL NET ASSETS - 100.0%			$649,437,935

SALE COMMITMENTS OUTSTANDING - (8.5)%
U.S. Government Agency - (8.5)%
Federal National Mortgage Association
3.500%, TBA (C)		(100,000)	(104,121)
4.000%, TBA (C)		(10,200,000)	(10,880,532)
4.500%, TBA (C)		(40,500,000)	(43,910,861)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(54,749,563))			$(54,895,514)

Global Trust

		Shares or Principal Amount	Value
COMMON STOCKS - 98.7%
Brazil - 0.5%
Petroleo Brasileiro SA, ADR (I)		771,260	$2,838,237
Canada - 0.1%
Suncor Energy, Inc.		18,400	492,091
China - 0.5%
China Telecom Corp., Ltd., ADR		63,840	3,100,070
Denmark - 0.6%
FLSmidth & Company A/S (L)		97,678	3,241,870

Global Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France - 9.5%
AXA SA	416,675	$10,116,491
BNP Paribas SA	157,428	9,268,480
Cie Generale des Etablissements Michelin	68,957	6,309,214
Credit Agricole SA	643,988	7,414,094
Sanofi	100,534	9,570,898
Technip SA	54,712	2,589,185
Total SA	214,886	9,666,241
		54,934,603
Germany - 5.1%
Deutsche Lufthansa AG (I)	688,266	9,581,254
Merck KGaA	79,072	7,000,782
Metro AG	192,410	5,323,612
SAP SE	14,430	934,834
Siemens AG	76,629	6,845,840
		29,686,322
Hong Kong - 1.3%
China Mobile, Ltd.	224,500	2,687,211
Kunlun Energy Company, Ltd.	6,808,940	4,892,434
		7,579,645
India - 0.5%
Hero MotorCorp, Ltd.	86,910	3,180,070
Ireland - 3.4%
CRH PLC (I)	367,927	9,712,626
Medtronic PLC	149,970	10,038,992
		19,751,618
Israel - 2.0%
Teva Pharmaceutical Industries, Ltd., ADR	201,690	11,387,417
Italy - 2.3%
Eni SpA	361,942	5,693,502
UniCredit SpA	1,258,062	7,843,050
		13,536,552
Japan - 3.5%
Konica Minolta, Inc.	384,810	4,053,882
Nissan Motor Company, Ltd.	912,300	8,388,232
SoftBank Group Corp.	138,100	6,385,718
Toshiba Corp.	589,490	1,485,078
		20,312,910
Netherlands - 4.3%
Aegon NV (L)	699,946	4,013,611
Akzo Nobel NV	90,437	5,881,987
ING Groep NV	481,206	6,817,531
QIAGEN NV (I)	149,915	3,867,100
Royal Dutch Shell PLC, A Shares	5,785	136,566
Royal Dutch Shell PLC, B Shares	180,226	4,261,477
		24,978,272
Portugal - 1.0%
Galp Energia SGPS SA	615,176	6,070,472
Russia - 1.0%
MMC Norilsk Nickel PJSC, ADR (I)	408,519	5,870,418
Singapore - 1.8%
DBS Group Holdings, Ltd.	507,510	5,792,892
Singapore Telecommunications, Ltd.	1,855,100	4,655,059
		10,447,951
South Korea - 6.9%
Hyundai Motor Company	70,890	9,850,889
KB Financial Group, Inc., ADR	237,588	6,982,711
POSCO	33,710	4,766,426

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	19,240	$18,459,892
		40,059,918
Spain - 1.4%
Telefonica SA	694,834	8,429,763
Sweden - 1.9%
Getinge AB, B Shares	361,144	8,060,581
Telefonaktiebolaget LM Ericsson, B Shares	303,737	2,979,547
		11,040,128
Switzerland - 4.9%
Credit Suisse Group AG (I)	379,727	9,127,437
Glencore PLC (I)	1,525,550	2,117,555
Roche Holding AG	43,762	11,617,566
Swiss Re AG	64,435	5,528,339
		28,390,897
Thailand - 0.2%
Bangkok Bank PCL NVDR	294,700	1,301,887
Turkey - 1.0%
Turkcell Iletisim Hizmetleri AS, ADR (L)	642,220	5,574,470
United Kingdom - 11.8%
BAE Systems PLC	717,018	4,860,360
BG Group PLC	158,190	2,282,023
BP PLC	1,190,978	6,042,256
GlaxoSmithKline PLC	480,113	9,215,212
HSBC Holdings PLC	1,004,839	7,545,304
Kingfisher PLC	1,630,105	8,855,092
Michael Kors Holdings, Ltd. (I)	127,010	5,364,902
Noble Corp. PLC (L)	206,090	2,248,442
Serco Group PLC	1,898,002	2,932,787
Sky PLC	415,052	6,566,532
Standard Chartered PLC	264,320	2,565,202
Tesco PLC	2,061,614	5,726,309
Vodafone Group PLC	1,318,475	4,158,568
		68,362,989
United States - 33.2%
Allergan PLC (I)	18,048	4,905,627
American International Group, Inc.	202,100	11,483,322
Amgen, Inc.	86,810	12,007,559
Apache Corp.	142,880	5,595,181
Baker Hughes, Inc.	110,260	5,737,930
Capital One Financial Corp.	79,990	5,800,875
Chesapeake Energy Corp. (L)	667,870	4,895,487
Chevron Corp.	79,710	6,287,525
Cisco Systems, Inc.	306,850	8,054,813
Citigroup, Inc.	300,860	14,925,665
Comcast Corp., Class A	156,620	8,964,929
CVS Health Corp.	38,150	3,680,712
Eli Lilly & Company	38,630	3,232,945
Flextronics International, Ltd. (I)	295,610	3,115,729
Gilead Sciences, Inc.	28,320	2,780,741
Google, Inc., Class A (I)	9,540	6,090,050
Halliburton Company	124,970	4,417,690
Hewlett-Packard Company	269,280	6,896,261
JPMorgan Chase & Co.	168,960	10,301,491
Microsoft Corp.	426,980	18,898,135
Morgan Stanley	150,680	4,746,420
Navistar International Corp. (I)(L)	227,630	2,895,454
News Corp., Class A	124,287	1,568,502
Oracle Corp.	78,500	2,835,420
Pfizer, Inc.	307,570	9,660,774
SunTrust Banks, Inc.	194,480	7,436,915

Global Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Twenty-First Century Fox, Inc., Class A	249,780	$6,739,064
United Parcel Service, Inc., Class B	82,050	8,097,515
Verizon Communications, Inc.	15,435	671,577
		192,724,308
TOTAL COMMON STOCKS (Cost $607,078,654)		$573,292,878

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	1,250,873	12,515,358
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,515,355)		$12,515,358

SHORT-TERM INVESTMENTS - 0.5%
U.S. Government Agency - 0.5%
Federal Agricultural Mortgage Corp.
0.010%, 10/01/2015*	$3,000,000	$3,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,000,000)		$3,000,000
Total Investments (Global Trust) (Cost $622,594,009) - 101.4%		$588,808,236
Other assets and liabilities, net - (1.4%)		(8,009,214)
TOTAL NET ASSETS - 100.0%		$580,799,022

Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.1%
Consumer discretionary - 0.0%
Specialty retail - 0.0%
Jand, Inc., Class A (I)(R)	14,867	$170,750
Consumer staples - 2.7%
Food and staples retailing - 2.7%
CP ALL PCL	283,700	373,238
CVS Health Corp.	11,700	1,128,816
Raia Drogasil SA	19,000	187,387
Rite Aid Corp. (I)	611,700	3,713,019
Walgreens Boots Alliance, Inc.	48,300	4,013,730
		9,416,190
Financials - 0.4%
Diversified financial services - 0.1%
RPI International Holdings LP (R)	3,056	360,309
Insurance - 0.3%
ProAssurance Corp.	21,100	1,035,377
		1,395,686
Health care - 90.4%
Biotechnology - 32.4%
AbbVie, Inc.	133,216	7,248,283
Abcam PLC	97,215	854,895
ACADIA Pharmaceuticals, Inc. (I)	59,700	1,974,279
Acceleron Pharma, Inc. (I)	25,700	639,930
Achillion Pharmaceuticals, Inc. (I)	57,200	395,252
Advanced Accelerator Applications SA (I)(R)	31,595	215,356
Advaxis, Inc. (I)	49,652	507,940
Agios Pharmaceuticals, Inc. (I)	1,300	91,767
Aimmune Therapeutics, Inc. (I)	5,800	146,856

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Alexion Pharmaceuticals, Inc. (I)	88,800	$13,887,432
Alkermes PLC (I)	84,700	4,969,349
Amicus Therapeutics, Inc. (I)	85,200	1,191,948
Array BioPharma, Inc. (I)	106,300	484,728
aTyr Pharma, Inc. (I)	8,224	89,103
aTyr Pharma, Inc. (I)	4,700	48,222
Avexis, Inc., Class D (I)(R)	7,334	212,686
Axovant Sciences, Ltd. (I)	12,200	157,624
Baxalta, Inc.	148,000	4,663,480
Bellicum Pharmaceuticals, Inc. (I)	21,852	317,510
BioCryst Pharmaceuticals, Inc. (I)	15,700	178,980
Biogen, Inc. (I)	17,319	5,053,857
BioMarin Pharmaceutical, Inc. (I)	42,400	4,465,568
Bluebird Bio, Inc. (I)	19,700	1,685,335
Blueprint Medicines Corp. (I)	6,000	128,040
Celgene Corp. (I)	29,932	3,237,744
Chimerix, Inc. (I)	29,900	1,142,180
Clovis Oncology, Inc. (I)	20,500	1,885,180
CoLucid Pharmaceuticals, Inc. (I)	13,100	50,697
Dyax Corp. (I)	62,700	1,196,943
Editas Medicine, Inc. (I)(R)	23,787	107,042
Exelixis, Inc. (I)	277,200	1,555,092
FibroGen, Inc. (I)	14,000	306,880
Five Prime Therapeutics, Inc. (I)	13,000	200,070
Gilead Sciences, Inc.	109,292	10,731,381
Immune Design Corp. (I)	14,800	180,560
Incyte Corp. (I)	86,900	9,587,677
Inotek Pharmaceuticals Corp. (I)	16,100	151,340
Insmed, Inc. (I)	98,700	1,832,859
Intercept Pharmaceuticals, Inc. (I)	3,100	514,166
Ironwood Pharmaceuticals, Inc. (I)	60,300	628,326
Ligand Pharmaceuticals, Inc. (I)	4,600	393,990
Medivation, Inc. (I)	6,400	272,000
Momenta Pharmaceuticals, Inc. (I)	4,900	80,409
Neurocrine Biosciences, Inc. (I)	100,100	3,982,979
Novavax, Inc. (I)	244,000	1,725,080
Ophthotech Corp. (I)	14,500	587,540
Orexigen Therapeutics, Inc. (I)	135,600	286,116
Portola Pharmaceuticals, Inc. (I)	5,300	225,886
Prothena Corp. PLC (I)	39,548	1,793,106
Puma Biotechnology, Inc. (I)	22,687	1,709,692
Regeneron Pharmaceuticals, Inc. (I)	17,100	7,953,894
REGENXBIO, Inc. (I)	3,800	83,714
Retrophin, Inc. (I)	9,900	200,574
Seres Therapeutics, Inc. (I)	6,900	204,516
Spark Therapeutics, Inc. (I)	15,503	646,940
TESARO, Inc. (I)	36,485	1,463,049
Ultragenyx Pharmaceutical, Inc. (I)	12,581	1,211,676
United Therapeutics Corp. (I)	10,800	1,417,392
Vertex Pharmaceuticals, Inc. (I)	61,104	6,363,371
Xencor, Inc. (I)	12,500	152,875
		113,671,356
Health care equipment and supplies - 9.6%
Align Technology, Inc. (I)	10,200	578,952
Becton, Dickinson and Company	58,600	7,773,876
DexCom, Inc. (I)	10,700	918,702
GenMark Diagnostics, Inc. (I)	24,500	192,815
GN Store Nord A/S	57,956	1,041,164
HeartWare International, Inc. (I)	2,200	115,082
IDEXX Laboratories, Inc. (I)	21,300	1,581,525
Intuitive Surgical, Inc. (I)	9,300	4,274,094
Lantheus Holdings, Inc. (I)	59,800	257,140
Medtronic PLC	74,993	5,020,031

Health Sciences Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Oxford Immunotec Global PLC (I)	8,500	$114,750
Sirona Dental Systems, Inc. (I)	40,000	3,733,600
Teleflex, Inc.	6,000	745,260
The Cooper Companies, Inc.	15,135	2,252,996
Thoratec Corp. (I)	41,500	2,625,290
West Pharmaceutical Services, Inc.	21,000	1,136,520
Wright Medical Group NV	43,900	895,121
Wright Medical Group, Inc. (I)	22,100	464,542
		33,721,460
Health care providers and services - 26.6%
Acadia Healthcare Company, Inc. (I)	26,300	1,742,901
Adeptus Health, Inc., Class A (I)	16,000	1,292,160
Aetna, Inc.	107,600	11,772,516
Anthem, Inc.	54,200	7,588,000
Centene Corp. (I)	11,400	618,222
Cigna Corp.	76,200	10,288,524
Community Health Systems, Inc. (I)	13,000	556,010
DaVita HealthCare Partners, Inc. (I)	75,300	5,446,449
Diplomat Pharmacy, Inc. (I)	32,300	927,979
Envision Healthcare Holdings, Inc. (I)	17,000	625,430
Fresenius SE & Company KGaA	10,945	734,714
HCA Holdings, Inc. (I)	84,000	6,498,240
Henry Schein, Inc. (I)	15,800	2,096,976
Humana, Inc.	68,800	12,315,200
McKesson Corp.	43,800	8,104,314
Mediclinic International, Ltd.	48,196	384,723
MEDNAX, Inc. (I)	19,200	1,474,368
Team Health Holdings, Inc. (I)	20,000	1,080,600
UnitedHealth Group, Inc.	116,000	13,457,160
Universal American Corp. (I)	19,600	134,064
Universal Health Services, Inc., Class B	30,350	3,787,984
WellCare Health Plans, Inc. (I)	25,600	2,206,208
		93,132,742
Health care technology - 0.7%
athenahealth, Inc. (I)	18,300	2,440,305
Castlight Health, Inc., B Shares (I)	18,437	77,435
		2,517,740
Life sciences tools and services - 3.2%
Agilent Technologies, Inc.	113,700	3,903,321
Bruker Corp. (I)	38,300	629,269
Illumina, Inc. (I)	2,550	448,341
Mettler-Toledo International, Inc. (I)	3,000	854,220
Thermo Fisher Scientific, Inc.	43,900	5,368,092
		11,203,243
Pharmaceuticals - 17.9%
Allergan PLC (I)	64,540	17,542,617
Aspen Pharmacare Holdings, Ltd. (I)	19,931	424,082
Astellas Pharma, Inc.	129,400	1,674,964
Bristol-Myers Squibb Company	97,100	5,748,320
Carbylan Therapeutics, Inc. (I)	34,300	122,451
Catalent, Inc. (I)	59,000	1,433,700
Eli Lilly & Company	81,400	6,812,366
Endo International PLC (I)	18,800	1,302,464
GlaxoSmithKline PLC, ADR	31,100	1,195,795
Jazz Pharmaceuticals PLC (I)	5,800	770,298
Mallinckrodt PLC (I)	52,596	3,362,988
Natco Pharma, Ltd.	3,573	134,228
Pacira Pharmaceuticals, Inc. (I)	25,000	1,027,500
Relypsa, Inc. (I)	9,000	166,590
Shire PLC, ADR	10,300	2,113,869
Supernus Pharmaceuticals, Inc. (I)	12,100	169,763

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Company, Ltd.	20,700	$908,155
Teva Pharmaceutical Industries, Ltd., ADR	67,800	3,827,988
TherapeuticsMD, Inc. (I)	102,400	600,064
Valeant Pharmaceuticals International, Inc. (I)	65,780	11,733,836
Zeneca, Inc. (I)	13,151	8,088
Zoetis, Inc.	17,600	724,768
ZS Pharma, Inc. (I)	10,900	715,694
		62,520,588
		316,767,129
Industrials - 1.1%
Industrial conglomerates - 0.7%
Danaher Corp.	30,200	2,573,342
Professional services - 0.4%
The Advisory Board Company (I)	30,600	1,393,524
		3,966,866
Information technology - 0.5%
Electronic equipment, instruments and components - 0.5%
FEI Company	23,900	1,745,656
TOTAL COMMON STOCKS (Cost $258,928,105)		$333,462,277

PREFERRED SECURITIES - 1.3%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	33,198	381,289
Health care - 1.1%
Biotechnology - 0.3%
Acerta Pharma BV, Series B (I)(R)	47,538	546,687
aTyr Pharma, Inc., Series E (I)	8,224	83,162
Ovid Therapeutics, Inc., Series B (I)(R)	13,746	85,638
REGENXBIO, Inc., Series D (I)	7,400	151,736
Seres Health, Inc. (I)	9,734	278,527
Health care equipment and supplies - 0.2%
Novocure, Ltd., Series J (I)(R)	3,603	527,299
Sartorius AG	1,418	337,122
Health care providers and services - 0.2%
Anthem, Inc., 5.250%	11,600	560,744
Pharmaceuticals - 0.4%
Allergan PLC, 5.500%	1,265	1,193,477
Beigene, Ltd., Series A (I)(R)	93,429	109,312
Corvus Pharmaceuticals (I)(R)	7,602	106,504
		3,980,208
Information technology - 0.1%
Software - 0.1%
Doximity, Inc. (I)(R)	31,611	152,390
TOTAL PREFERRED SECURITIES (Cost $4,281,173)		$4,513,887

CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022 (S)	$541,000	$480,814
TOTAL CONVERTIBLE BONDS (Cost $541,000)		$480,814

RIGHTS - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	3,500	15,820
TOTAL RIGHTS (Cost $8,750)		$15,820

Health Sciences Trust (continued)

	Shares or Principal Amount	Value
WARRANTS - 0.0%
Alexza Pharmaceuticals, Inc. (Expiration Date:
10/05/2016; Strike Price $2.77) (I)	1,413	$0
TOTAL WARRANTS (Cost $1,766)		$0

SHORT-TERM INVESTMENTS - 3.7%
Money market funds - 3.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	490,085	490,085
T. Rowe Price Reserve Investment
Fund, 0.1013% (Y)	12,371,547	12,371,547
TOTAL SHORT-TERM INVESTMENTS (Cost $12,861,632)		$12,861,632
Total Investments (Health Sciences Trust)
(Cost $276,622,426) - 100.2%		$351,334,430
Other assets and liabilities, net - (0.2%)		(752,343)
TOTAL NET ASSETS - 100.0%		$350,582,087

High Yield Trust

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.4%
Brazil - 0.2%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	1,936,000	471,434
Mexico - 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	5,956,000	365,387
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,365,823)			$836,821

CORPORATE BONDS - 84.0%
Consumer discretionary - 18.8%
Altice Financing SA
6.625%, 02/15/2023 (S)		$1,350,000	1,296,000
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		330,000	333,713
Ascent Capital Group, Inc.
9.125%, 04/01/2020		1,020,000	918,000
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		610,000	539,154
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021 (L)		1,490,000	1,352,165
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		330,000	333,300
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		590,000	620,975
CCO Safari II LLC
4.908%, 07/23/2025 (S)		1,550,000	1,543,192
6.484%, 10/23/2045 (S)		450,000	453,662
CEC Entertainment, Inc.
8.000%, 02/15/2022		470,000	462,950
CST Brands, Inc.
5.000%, 05/01/2023		512,000	508,160
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		540,000	573,750
CVR Refining LLC
6.500%, 11/01/2022		420,000	406,980

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
DISH DBS Corp.
5.875%, 07/15/2022 to 11/15/2024		$2,330,000	$2,009,750
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)		520,000	539,500
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		510,000	531,675
Dufry Finance SCA
5.500%, 10/15/2020 (S)		400,000	414,000
Empire Today LLC
11.375%, 02/01/2017 (S)		190,000	174,800
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)		770,000	756,525
Fontainebleau Las Vegas Holdings LLC
11.000%, 06/15/2015 (H)(S)		3,600,425	360
GameStop Corp.
5.500%, 10/01/2019 (S)		530,000	546,059
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		850,000	750,125
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		550,000	563,750
Guitar Center, Inc.
9.625%, 04/15/2020 (L)(S)		2,060,000	1,730,400
Hilton Worldwide Finance LLC
5.625%, 10/15/2021		200,000	206,500
iHeartCommunications, Inc., PIK
14.000%, 02/01/2021		980,000	406,088
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		680,000	697,000
Landry’s, Inc.
9.375%, 05/01/2020 (S)		496,000	528,860
Levi Strauss & Company
5.000%, 05/01/2025		650,000	637,000
MCE Finance, Ltd.
5.000%, 02/15/2021 (L)(S)		1,760,000	1,548,800
Medianews Group, Inc.
12.000%, 12/31/2018		464,000	405,882
MGM Resorts International
6.625%, 12/15/2021		450,000	461,250
Modular Space Corp.
10.250%, 01/31/2019 (S)		900,000	625,500
NCL Corp., Ltd.
5.250%, 11/15/2019 (S)		810,000	825,698
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		370,000	381,100
Neptune Finco Corp.
6.625%, 10/15/2025 (S)		720,000	723,600
10.125%, 01/15/2023 (S)		355,000	358,106
10.875%, 10/15/2025 (S)		290,000	292,900
Netflix, Inc.
5.500%, 02/15/2022 (S)		330,000	333,300
5.875%, 02/15/2025 (S)		1,080,000	1,109,700
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		2,107,447	1,717,569
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		613,000	599,330
6.000%, 04/01/2022 (S)		560,000	568,400
Numericable Group SA
6.000%, 05/15/2022 (S)		930,000	896,288
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)	EUR	1,200,000	1,385,424
6.875%, 08/15/2018 (S)		$200,000	206,250

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Service Corp. International
5.375%, 05/15/2024	$200,000	$208,250
7.500%, 04/01/2027	480,000	542,400
Shea Homes LP
5.875%, 04/01/2023 (S)	460,000	470,350
6.125%, 04/01/2025 (S)	980,000	1,002,050
Speedway Motorsports, Inc.
5.125%, 02/01/2023	610,000	597,800
Standard Pacific Corp.
6.250%, 12/15/2021	440,000	469,700
StoneMor Partners LP
7.875%, 06/01/2021	530,000	544,575
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (S)	840,000	840,000
The William Carter Company
5.250%, 08/15/2021	550,000	566,500
Time Warner Cable, Inc.
7.300%, 07/01/2038	440,000	461,447
Toll Brothers Finance Corp.
6.750%, 11/01/2019	320,000	363,200
Tribune Media Company
5.875%, 07/15/2022 (S)	410,000	397,700
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)	545,000	532,738
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)	1,680,000	1,617,000
6.375%, 04/15/2023 (S)	200,000	199,000
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)	510,000	517,650
William Lyon Homes, Inc.
5.750%, 04/15/2019	580,000	582,900
7.000%, 08/15/2022	710,000	729,525
8.500%, 11/15/2020	760,000	815,100
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)	1,230,000	1,131,600
ZF North America Capital, Inc.
4.500%, 04/29/2022 (S)	360,000	340,200
		45,203,175
Consumer staples - 5.8%
Alliance One International, Inc.
9.875%, 07/15/2021	890,000	760,950
Beverages & More, Inc.
10.000%, 11/15/2018 (S)	1,210,000	1,161,600
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)	790,000	790,000
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	1,070,000	1,099,425
Constellation Brands, Inc.
4.750%, 11/15/2024	940,000	949,400
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)	370,000	369,075
DS Services of America, Inc.
10.000%, 09/01/2021 (S)	1,100,000	1,263,625
Kraft Heinz Foods Company
7.125%, 08/01/2039 (S)	440,000	550,704
Kraft Heinz Foods Company
4.875%, 02/15/2025 (S)	408,000	435,508
Kronos Acquisition Holdings, Inc.
9.000%, 08/15/2023 (S)	200,000	179,000
Pactiv LLC
7.950%, 12/15/2025	530,000	502,175
8.375%, 04/15/2027	1,510,000	1,426,950

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	$980,000	$962,850
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	570,000	575,700
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	1,560,000	1,441,050
Spectrum Brands, Inc.
5.750%, 07/15/2025 (S)	860,000	877,200
6.125%, 12/15/2024 (S)	490,000	504,700
		13,849,912
Energy - 14.3%
American Energy-Permian Basin LLC
8.000%, 06/15/2020 (S)	650,000	585,000
Antero Resources Corp.
5.125%, 12/01/2022	1,040,000	894,400
5.375%, 11/01/2021	590,000	519,200
Approach Resources, Inc.
7.000%, 06/15/2021	470,000	282,000
Arch Coal, Inc.
9.875%, 06/15/2019	1,800,000	144,000
Atwood Oceanics, Inc.
6.500%, 02/01/2020	450,000	361,125
Berry Petroleum Company LLC
6.750%, 11/01/2020	1,700,000	595,000
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)	580,000	551,000
Bonanza Creek Energy, Inc.
6.750%, 04/15/2021	480,000	336,000
BreitBurn Energy Partners LP
7.875%, 04/15/2022	170,000	60,775
8.625%, 10/15/2020	480,000	211,200
California Resources Corp.
6.000%, 11/15/2024	1,200,000	720,000
Calumet Specialty Products Partners LP
6.500%, 04/15/2021	460,000	414,000
7.625%, 01/15/2022	70,000	65,100
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023	310,000	272,025
7.500%, 09/15/2020	250,000	233,750
CGG SA
6.500%, 06/01/2021	1,350,000	772,200
6.875%, 01/15/2022	200,000	111,000
Chesapeake Energy Corp.
4.875%, 04/15/2022	290,000	189,225
6.125%, 02/15/2021	490,000	341,469
6.875%, 11/15/2020	80,000	58,800
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	610,000	335,500
Comstock Resources, Inc.
7.750%, 04/01/2019	50,000	12,500
9.500%, 06/15/2020	310,000	85,250
Crestwood Midstream Partners LP
6.000%, 12/15/2020	580,000	520,550
6.125%, 03/01/2022	800,000	692,560
CrownRock LP
7.750%, 02/15/2023 (S)	590,000	578,200
EP Energy LLC
6.375%, 06/15/2023	860,000	636,400
9.375%, 05/01/2020	160,000	137,600
Foresight Energy LLC
7.875%, 08/15/2021 (S)	620,000	483,662
FTS International, Inc.
6.250%, 05/01/2022	1,080,000	334,800

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Gulfport Energy Corp.
6.625%, 05/01/2023 (S)	$320,000	$294,400
7.750%, 11/01/2020	250,000	245,625
Halcon Resources Corp.
8.625%, 02/01/2020 (L)(S)	720,000	598,500
8.875%, 05/15/2021	2,010,000	603,000
Hercules Offshore, Inc.
6.750%, 04/01/2022 (H)(S)	760,000	152,000
7.500%, 10/01/2021 (H)(S)	2,090,000	418,000
8.750%, 07/15/2021 (H)(S)	30,000	6,300
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	680,000	486,200
Kinder Morgan, Inc.
7.750%, 01/15/2032	660,000	694,083
Magnum Hunter Resources Corp.
9.750%, 05/15/2020	1,590,000	715,500
MarkWest Energy Partners LP
4.875%, 06/01/2025	820,000	754,236
Matador Resources Company
6.875%, 04/15/2023 (S)	660,000	633,600
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,118,000	874,835
7.000%, 03/31/2024 (S)	600,000	479,940
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	1,370,000	411,000
Murray Energy Corp.
11.250%, 04/15/2021 (S)	2,130,000	1,118,250
Natural Resource Partners LP
9.125%, 10/01/2018	450,000	315,000
Oasis Petroleum, Inc.
6.500%, 11/01/2021	170,000	133,875
6.875%, 03/15/2022 (L)	850,000	667,250
6.875%, 01/15/2023	350,000	271,250
Pacific Drilling SA
5.375%, 06/01/2020 (S)	620,000	365,800
Parsley Energy LLC
7.500%, 02/15/2022 (S)	950,000	921,500
Petrobras Global Finance BV
6.850%, 06/05/2115	410,000	258,300
QEP Resources, Inc.
5.250%, 05/01/2023	970,000	810,920
5.375%, 10/01/2022	480,000	405,600
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (H)	150,000	9,656
Range Resources Corp.
4.875%, 05/15/2025 (S)	690,000	614,100
Rice Energy, Inc.
6.250%, 05/01/2022	870,000	775,936
7.250%, 05/01/2023 (S)	80,000	75,000
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (S)	720,000	662,400
Rose Rock Midstream LP
5.625%, 11/15/2023 (S)	600,000	522,000
RSP Permian, Inc.
6.625%, 10/01/2022 (S)	640,000	614,400
Samson Investment Company
9.750%, 02/15/2020 (H)	1,880,000	28,200
Sanchez Energy Corp.
6.125%, 01/15/2023	1,050,000	703,500
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)	710,000	553,800
SM Energy Company
5.625%, 06/01/2025	800,000	688,000

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Summit Midstream Holdings LLC
5.500%, 08/15/2022	$1,060,000	$911,600
7.500%, 07/01/2021	500,000	480,000
Targa Resources Partners LP
4.125%, 11/15/2019 (S)	130,000	116,675
6.375%, 08/01/2022	525,000	502,031
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)	420,000	358,575
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	590,000	520,675
Tesoro Logistics LP
5.500%, 10/15/2019 (S)	690,000	676,200
6.250%, 10/15/2022 (S)	70,000	68,250
Vanguard Natural Resources LLC
7.875%, 04/01/2020	490,000	297,675
Whiting Petroleum Corp.
5.750%, 03/15/2021	510,000	441,405
WPX Energy, Inc.
6.000%, 01/15/2022	310,000	266,600
7.500%, 08/01/2020	50,000	45,750
8.250%, 08/01/2023 (L)	380,000	344,850
		34,446,533
Financials - 9.7%
ABN AMRO Bank NV
4.750%, 07/28/2025 (S)	680,000	674,627
Ally Financial, Inc.
8.000%, 11/01/2031	330,000	382,285
BNP Paribas SA (7.375% to 08/19/2025,
then 5 Year U.S. Swap Rate + 5.150%)
08/19/2025 (Q)(S)	390,000	392,438
CBRE Services, Inc.
5.250%, 03/15/2025	480,000	486,813
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023	2,090,000	2,078,438
5.375%, 05/15/2020	1,220,000	1,277,950
Citigroup, Inc. (5.950% to 05/15/2025,
then 3 month LIBOR + 3.905%)
05/15/2025 (Q)	780,000	735,150
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)	1,060,000	1,019,879
CNO Financial Group, Inc.
4.500%, 05/30/2020	200,000	204,000
5.250%, 05/30/2025	1,010,000	1,025,150
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)	1,590,000	954,000
CTR Partnership LP
5.875%, 06/01/2021	1,350,000	1,377,000
Equinix, Inc.
5.375%, 01/01/2022	580,000	577,100
5.750%, 01/01/2025	590,000	585,575
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)	340,000	353,600
First Cash Financial Services, Inc.
6.750%, 04/01/2021	160,000	160,000
Genworth Holdings, Inc.
4.900%, 08/15/2023	320,000	249,600
7.700%, 06/15/2020	570,000	575,700
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)	820,000	684,700
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)	640,000	668,800

High Yield Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 year
ISDAFIX + 4.368%)
03/30/2025 (Q)		$620,000	$591,325
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month LIBOR
+3.576%)
03/15/2037 (S)		430,000	499,875
M&T Bank Corp.
6.875%, 06/15/2016 (Q)		790,000	793,950
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024		590,000	482,063
8.000%, 03/25/2020		610,000	584,075
Novo Banco SA
5.875%, 11/09/2015	EUR	200,000	222,282
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)		$1,110,000	1,051,725
The Geo Group, Inc.
5.875%, 10/15/2024		750,000	757,500
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		1,100,000	1,117,490
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		660,000	821,700
The Royal Bank of Scotland NV
7.750%, 05/15/2023		210,000	249,825
The Royal Bank of Scotland PLC
(13.125% to 03/19/2017, then 5 year
Australian Dollar Swap Rate + 8.750%)
03/19/2022	AUD	1,550,000	1,214,329
TMX Finance LLC
8.500%, 09/15/2018 (S)		$630,000	496,125
			23,345,069
Health care - 6.4%
Acadia Healthcare Company, Inc.
5.625%, 02/15/2023		670,000	673,350
Air Medical Merger Sub Corp.
6.375%, 05/15/2023 (L)(S)		690,000	627,900
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (S)		450,000	430,875
BioScrip, Inc.
8.875%, 02/15/2021		690,000	531,300
Concordia Healthcare Corp.
7.000%, 04/15/2023 (S)		1,000,000	872,500
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025		660,000	633,600
DJO Finance LLC
10.750%, 04/15/2020 (S)		210,000	210,000
DJO Finco, Inc.
8.125%, 06/15/2021 (S)		1,230,000	1,199,250
DPx Holdings BV
7.500%, 02/01/2022 (S)		150,000	151,500
ExamWorks Group, Inc.
5.625%, 04/15/2023		1,140,000	1,155,675
HCA, Inc.
5.375%, 02/01/2025		2,000,000	1,985,000
JLL/Delta Dutch Pledgeco BV, PIK
8.750%, 05/01/2020 (S)		1,200,000	1,207,500
Mallinckrodt International Finance SA
5.625%, 10/15/2023 (S)		920,000	839,500
Tenet Healthcare Corp.
8.125%, 04/01/2022		800,000	850,320

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Universal Hospital Services, Inc.
7.625%, 08/15/2020	$1,370,000	$1,284,375
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)	1,080,000	1,023,300
5.875%, 05/15/2023 (S)	60,000	57,525
6.125%, 04/15/2025 (S)	1,440,000	1,379,376
7.500%, 07/15/2021 (S)	230,000	236,900
		15,349,746
Industrials - 11.6%
AerCap Ireland Capital, Ltd.
4.250%, 07/01/2020	360,000	359,550
Air Canada 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2021 (S)	291,971	300,001
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)	200,000	207,480
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)	230,076	236,978
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	777,160	792,703
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	1,180,000	1,168,200
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	720,000	752,400
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)	520,000	478,400
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)	980,000	686,000
CBC Ammo LLC
7.250%, 11/15/2021 (S)	1,450,000	1,326,750
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015	31,911	31,991
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	115,858	122,230
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016	207,692	224,307
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)	1,000,000	1,010,000
Empresas ICA SAB de CV
8.875%, 05/29/2024 (S)	1,340,000	586,250
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)	810,000	820,125
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	580,000	568,400
H&E Equipment Services, Inc.
7.000%, 09/01/2022	930,000	902,100
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)	760,000	782,800
International Lease Finance Corp.
8.250%, 12/15/2020	780,000	912,600
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)	530,000	535,300
Jack Cooper Holdings Corp.
10.250%, 06/01/2020 (S)	1,130,000	1,017,000
LMI Aerospace, Inc.
7.375%, 07/15/2019	200,000	193,000

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Michael Baker Holdings LLC, PIK
8.875%, 04/15/2019 (S)	$1,420,000	$1,192,800
Michael Baker International LLC
8.250%, 10/15/2018 (S)	660,000	627,000
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)	940,000	869,500
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)	1,790,000	1,776,575
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)	740,000	710,400
Techniplas LLC
10.000%, 05/01/2020 (S)	270,000	248,400
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021	930,000	585,900
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 08/15/2021	709,518	727,256
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 04/11/2022	340,000	340,000
United Rentals North America, Inc.
5.500%, 07/15/2025	290,000	271,150
5.750%, 11/15/2024	1,120,000	1,072,400
7.625%, 04/15/2022	500,000	531,250
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	745,073	791,640
USG Corp.
5.500%, 03/01/2025 (S)	360,000	359,100
WESCO Distribution, Inc.
5.375%, 12/15/2021	810,000	774,563
West Corp.
5.375%, 07/15/2022 (S)	1,270,000	1,173,163
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)	1,480,000	1,251,525
7.875%, 09/01/2019 (S)	650,000	633,750
		27,950,937
Information technology - 2.7%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	290,000	305,225
6.125%, 09/15/2023 (S)	270,000	286,875
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	750,000	742,500
Ancestry.com, Inc.
11.000%, 12/15/2020	430,000	470,850
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)	770,000	738,723
CommScope, Inc.
4.375%, 06/15/2020 (S)	110,000	109,175
First Data Corp.
5.375%, 08/15/2023 (S)	360,000	356,400
11.750%, 08/15/2021	630,000	699,300
First Data Corp., PIK
8.750%, 01/15/2022 (S)	80,000	83,600
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018	800,000	810,000
Micron Technology, Inc.
5.250%, 08/01/2023 (S)	480,000	446,400
5.500%, 02/01/2025	680,000	622,200

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NXP BV
4.625%, 06/15/2022 (S)		$870,000	$863,475
			6,534,723
Materials - 6.1%
Appvion, Inc. 9.000%, 06/01/2020 (S)		1,270,000	635,000
ArcelorMittal
6.125%, 06/01/2025		720,000	583,200
6.250%, 03/01/2021		400,000	360,000
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)		1,288,368	1,317,356
Ardagh Packaging Finance PLC
7.000%, 11/15/2020 (S)		91,765	91,765
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (L)(S)		940,000	683,850
BWAY Holding Company
9.125%, 08/15/2021 (S)		610,000	588,650
Celanese US Holdings LLC
4.625%, 11/15/2022		420,000	395,850
Cemex SAB de CV
5.700%, 01/11/2025 (S)		220,000	196,900
6.125%, 05/05/2025 (S)		270,000	245,700
Coeur Mining, Inc. 7.875%, 02/01/2021		860,000	516,000
Coveris Holdings SA
7.875%, 11/01/2019 (S)		810,000	767,475
Eagle Spinco, Inc. 4.625%, 02/15/2021		665,000	562,770
Eco Services Operations LLC
8.500%, 11/01/2022 (S)		470,000	418,300
Evraz Group SA
6.750%, 04/27/2018 (S)		700,000	687,750
9.500%, 04/24/2018		100,000	104,553
FMG Resources August 2006 Pty, Ltd.
9.750%, 03/01/2022 (L)(S)		1,310,000	1,219,938
Global Brass & Copper, Inc.
9.500%, 06/01/2019		570,000	617,738
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		800,000	748,000
Hexion US Finance Corp.
8.875%, 02/01/2018		970,000	768,531
HIG BBC Intermediate Holdings LLC,
PIK 10.500%, 09/15/2018 (S)		470,000	459,425
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	553,000	621,685
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$980,000	39,200
NWH Escrow Corp.
7.500%, 08/01/2021 (S)		220,000	200,200
Prince Mineral Holding Corp.
11.500%, 12/15/2019 (S)		140,000	117,600
Resolute Forest Products, Inc.
5.875%, 05/15/2023		500,000	372,500
Ryerson, Inc. 9.000%, 10/15/2017		710,000	633,675
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		760,000	550,876
Verso Paper Holdings LLC
11.750%, 01/15/2019		280,000	57,000
			14,561,487
Telecommunication services - 6.5%
Axtel SAB de CV
9.000%, 01/31/2020 (S)		629,000	569,245
CenturyLink, Inc.
5.625%, 04/01/2025 (S)		460,000	368,000
5.800%, 03/15/2022		970,000	835,413

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)	$1,540,000	$1,489,950
Communications Sales & Leasing, Inc.
8.250%, 10/15/2023	680,000	581,400
Frontier Communications Corp.
10.500%, 09/15/2022 (S)	670,000	651,575
11.000%, 09/15/2025 (S)	830,000	803,025
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	1,590,000	1,307,775
7.250%, 10/15/2020	60,000	55,050
7.500%, 04/01/2021	790,000	728,775
Intelsat Luxembourg SA
8.125%, 06/01/2023 (L)	810,000	526,500
Level 3 Financing, Inc.
5.625%, 02/01/2023	850,000	835,125
7.000%, 06/01/2020	320,000	331,200
Oi SA
5.750%, 02/10/2022 (S)	720,000	334,800
Sprint Capital Corp.
8.750%, 03/15/2032	5,530,000	4,299,575
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)	460,000	461,150
Windstream Corp.
7.500%, 04/01/2023	1,370,000	1,013,800
7.750%, 10/01/2021	450,000	348,750
		15,541,108
Utilities - 2.1%
AES Corp.
4.875%, 05/15/2023	470,000	412,425
5.500%, 03/15/2024	325,000	288,113
Midwest Generation LLC, Series B
8.560%, 01/02/2016 (H)	84,066	84,066
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028	1,558,871	1,625,123
NRG REMA LLC
9.237%, 07/02/2017	839,647	860,638
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,143,300
Suburban Propane Partners LP
5.500%, 06/01/2024	760,000	703,000
		5,116,665
TOTAL CORPORATE BONDS (Cost $239,209,106)		$201,899,355

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
ILFC E-Capital Trust I (1.550% + Highest
of 3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	1,000,000	915,000
TOTAL CAPITAL PREFERRED SECURITIES (Cost $839,015)		$915,000

CONVERTIBLE BONDS - 0.3%
Materials - 0.3%
Hercules, Inc.
6.500%, 06/30/2029	250,000	219,219
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (S)	707,731	353,866
		573,085

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Telecommunication services - 0.0%
Axtel SAB de CV
9.000%, 01/31/2020 (P)(S)	MXN	717,000	$89,069
TOTAL CONVERTIBLE BONDS (Cost $1,050,189)			$662,154

TERM LOANS (M) - 4.7%
Consumer discretionary - 0.7%
Equinox Holdings, Inc.
9.750%, 07/31/2020		$630,000	638,400
Spencer Gifts LLC
9.250%, 11/12/2021		630,000	636,300
TOMS Shoes LLC
6.500%, 10/28/2020		467,650	411,532
			1,686,232
Consumer staples - 0.3%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		270,000	270,000
Lantheus Medical Imaging, Inc.
7.000%, 06/30/2022		588,525	553,214
			823,214
Energy - 1.1%
Murray Energy Corp.
7.500%, 04/16/2020		369,075	285,418
Pacific Drilling SA TBD 06/04/2018 (T)		250,000	148,333
Panda Temple Power LLC
7.250%, 03/04/2022		726,350	693,664
TPF II Power LLC
5.500%, 10/02/2021		1,055,164	1,052,746
Westmoreland Coal Company
7.500%, 12/16/2020		470,767	404,860
			2,585,021
Health care - 0.5%
Immucor, Inc.
5.000%, 08/17/2018		297,718	295,361
Radnet Management, Inc.
8.000%, 03/25/2021		1,000,000	971,250
			1,266,611
Industrials - 1.1%
Commercial Barge Line Company
10.750%, 03/22/2020		1,860,000	1,869,300
Intelligrated, Inc.
4.500%, 07/30/2018		856,782	843,953
			2,713,253
Information technology - 0.2%
Kronos, Inc.
9.750%, 04/30/2020		509,600	520,270
Materials - 0.3%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019		316,800	250,800
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019		412,555	337,470
			588,270
Telecommunication services - 0.5%
CWGS Group LLC
5.250%, 02/20/2020		1,134,375	1,132,248
TOTAL TERM LOANS (Cost $11,579,461)			$11,315,119

High Yield Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%
Commercial and residential - 0.4%
COMM Mortgage Trust,
Series 2015-LC21, Class E
3.250%, 07/10/2048 (S)	$600,000	$375,799
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C31,
Class E
4.773%, 08/15/2048 (P)(S)	500,000	373,535
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class E
3.000%, 05/15/2048 (S)	500,000	305,954
		1,055,288
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,043,043)		$1,055,288

ASSET BACKED SECURITIES - 3.0%
AMMC CDO, Series 2015-16A, Class E
5.874%, 04/14/2027 (P)(S)	1,600,000	1,409,795
Apidos CL XXI, Series 2015-21A,
Class D 5.827%, 07/18/2027 (P)(S)	500,000	443,012
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class E1
5.880%, 08/05/2027 (P)(S)	750,000	653,044
Babson CLO, Ltd., Series 2015-2A,
Class E 5.844%, 07/20/2027 (P)(S)	500,000	454,853
Carlyle Global Market Strategies,
Series 2015-2A, Class D
5.574%, 04/27/2027 (P)(S)	500,000	435,839
Cent CLO 23, Ltd., Series 2015-23A,
Class D 5.677%, 04/17/2026 (P)(S)	250,000	221,011
Cumberland Park CLO, Ltd.,
Series 2015-2A, Class E
5.272%, 07/20/2026 (P)(S)	750,000	640,926
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class E
4.789%, 07/15/2025 (P)(S)	250,000	216,653
Galaxy XX CLO, Ltd., Series 2015-20A,
Class E 5.781%, 07/20/2027 (P)(S)	250,000	225,337
Goldentree Loan Opportunities X, Ltd.,
Series 2015-10A, Class E2
5.518%, 07/20/2027 (P)(S)	750,000	657,789
Neuberger Berman CLO XIX, Ltd.,
Series 2015-19A, Class D
5.538%, 07/15/2027 (P)(S)	1,000,000	891,766
Oaktree CLO, Ltd., Series 2015-1A,
Class D 5.909%, 10/20/2027 (P)(S)	350,000	310,907
Treman Park CLO LLC, Series 2015-1A,
Class E 6.461%, 04/20/2027 (P)(S)	750,000	716,948
TOTAL ASSET BACKED SECURITIES (Cost $7,706,417)		$7,277,880

COMMON STOCKS - 2.1%
Consumer discretionary - 0.3%
Bossier Casino Venture Holdco, Inc. (I)(S)	43,365	$0
Ford Motor Company	49,494	671,634
New Cotai LLC (I)	3	101,293
PB Investors II LLC (I)	127,402	0
Vertis Holdings, Inc. (I)	69,391	0
		772,927
Energy - 0.2%
KCAD Holdings I, Ltd. (I)	165,553,563	544,671

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials - 1.0%
Citigroup, Inc.	32,112	$1,593,076
JPMorgan Chase & Co.	13,909	848,032
		2,441,108
Health care - 0.3%
Physiotherapy
Associates Holdings, Inc. (I)	11,500	688,045
Industrials - 0.2%
DeepOcean Group Holdings AS (I)	83,286	478,895
Materials - 0.1%
Mirabela Nickel, Ltd. (I)	2,045,076	119,141
TOTAL COMMON STOCKS (Cost $8,547,044)		$5,044,787

PREFERRED SECURITIES - 1.2%
Energy - 0.1%
Rex Energy Corp., 6.000%	8,600	$285,011
Financials - 1.1%
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	100,372	2,562,497
TOTAL PREFERRED SECURITIES (Cost $3,082,658)		$2,847,508

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	15,000
9.875%, 03/01/2049 (I)	2,050,000	10,250
10.250%, 11/01/2049 (I)	1,025,000	5,125
		30,375
TOTAL ESCROW CERTIFICATES (Cost $440,831)		$30,375

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	563,743	$5,640,419
TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,640,397)		$5,640,419

SHORT-TERM INVESTMENTS - 0.1%
Repurchase agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 09/30/2015 at
0.000% to be repurchased at $193,081
on 10/01/2015, collateralized by
$ 193,500 U.S. Treasury Notes, 1.500%
due 08/31/2018 (valued at $196,790,
including interest)	$193,081	$193,081
TOTAL SHORT-TERM INVESTMENTS (Cost $193,081)		$193,081
Total Investments (High Yield Trust)
(Cost $280,697,065) - 98.9%		$237,717,787
Other assets and liabilities, net - 1.1%		2,696,848
TOTAL NET ASSETS - 100.0%		$240,414,635

Income Trust

	Shares or Principal Amount	Value
CORPORATE BONDS - 25.5%
Consumer discretionary - 4.1%
Altice Financing SA 6.625%, 02/15/2023 (S)	$700,000	672,000
Altice SA
7.625%, 02/15/2025 (S)	1,000,000	876,250
7.750%, 05/15/2022 (S)	500,000	455,000
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)	200,000	202,250
CCO Holdings LLC 5.125%, 02/15/2023	900,000	830,250
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019 (L)	700,000	502,250
DISH DBS Corp.
5.000%, 03/15/2023	1,500,000	1,256,250
5.125%, 05/01/2020	2,000,000	1,855,000
Dollar General Corp. 3.250%, 04/15/2023	285,000	271,682
iHeartCommunications, Inc.
9.000%, 12/15/2019 to 09/15/2022	4,919,000	4,113,870
KB Home 7.500%, 09/15/2022	700,000	712,250
MGM Resorts International
6.750%, 10/01/2020	400,000	413,000
Numericable Group SA
6.000%, 05/15/2022 (S)	500,000	481,875
Outfront Media Capital LLC
5.625%, 02/15/2024	100,000	101,375
Sirius XM Radio, Inc. 6.000%, 07/15/2024 (S)	700,000	703,500
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	1,000,000	950,000
		14,396,802
Consumer staples - 1.2%
Cott Beverages, Inc. 5.375%, 07/01/2022	500,000	484,370
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	900,000	909,000
7.875%, 08/15/2019	300,000	311,850
9.875%, 08/15/2019	1,500,000	1,552,500
US Foods, Inc. 8.500%, 06/30/2019	800,000	828,000
		4,085,720
Energy - 3.7%
Antero Resources Corp. 5.375%, 11/01/2021	1,600,000	1,408,000
Arch Coal, Inc. 7.000%, 06/15/2019	750,000	56,250
Bill Barrett Corp. 7.000%, 10/15/2022 (L)	500,000	325,000
California Resources Corp.
6.000%, 11/15/2024 (L)	1,700,000	1,020,000
Chesapeake Energy Corp.
5.750%, 03/15/2023 (L)	4,200,000	2,739,185
Denbury Resources, Inc. 5.500%, 05/01/2022	700,000	414,750
Energy Transfer Equity LP
5.500%, 06/01/2027	1,000,000	830,000
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	1,000,000	210,000
11.000%, 03/15/2020 (S)	400,000	188,000
Kinder Morgan, Inc.
5.625%, 11/15/2023 (S)	1,300,000	1,275,050
7.750%, 01/15/2032	300,000	315,492
Linn Energy LLC 8.625%, 04/15/2020	1,700,000	454,750
NGL Energy Partners LP 6.875%, 10/15/2021	1,000,000	940,000
Niska Gas Storage Canada ULC
6.500%, 04/01/2019	200,000	176,000
Rice Energy, Inc. 6.250%, 05/01/2022	700,000	624,316
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	500,000	445,000
Sanchez Energy Corp. 7.750%, 06/15/2021 (L)	900,000	666,000
SandRidge Energy, Inc. 7.500%, 03/15/2021	500,000	110,000
W&T Offshore, Inc. 8.500%, 06/15/2019	1,500,000	667,500
		12,865,293

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials - 4.2%
Bank of America Corp. (6.100% to
03/17/2025, then 3 month LIBOR + 3.898%)
03/17/2025 (Q)	$500,000	$486,250
Bank of America Corp. (8.125% to
05/15/2018, then 3 month LIBOR + 3.640%)
05/15/2018 (Q)	1,500,000	1,567,500
Citigroup, Inc. (5.875% to 03/27/2020, then
3 month LIBOR + 4.059%)
03/27/2020 (Q)	2,500,000	2,456,250
Citigroup, Inc. (5.950% to 8-15-20, then
3 month LIBOR + 4.095%)
08/15/2020 (Q)	2,000,000	1,972,500
Citigroup, Inc. (6.300% to 05/15/2024, then
3 month LIBOR + 3.423%)
05/15/2024 (Q)	1,500,000	1,443,225
JPMorgan Chase & Co. (5.150% to
05/01/2023, then 3 month LIBOR + 3.250%)
05/01/2023 (Q)	1,000,000	942,820
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	2,500,000	2,595,313
Morgan Stanley (5.550% to 07/15/2020, then
3 month LIBOR + 3.810%)
07/15/2020 (Q)	400,000	394,000
OneMain Financial Holdings, Inc.
7.250%, 12/15/2021 (S)	1,500,000	1,522,500
Stena International SA
5.750%, 03/01/2024 (S)	800,000	720,000
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	800,000	800,000
		14,900,358
Health care - 1.2%
Community Health Systems, Inc.
6.875%, 02/01/2022	500,000	510,605
HCA, Inc.
5.875%, 05/01/2023	1,000,000	1,037,500
7.500%, 02/15/2022	1,200,000	1,356,000
Valeant Pharmaceuticals International, Inc.
5.875%, 05/15/2023 (S)	800,000	767,000
6.125%, 04/15/2025 (S)	600,000	574,740
		4,245,845
Industrials - 0.8%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)	600,000	276,000
Bombardier, Inc. 7.500%, 03/15/2025 (S)	300,000	225,000
HD Supply, Inc. 5.250%, 12/15/2021 (S)	400,000	402,000
Navistar International Corp.
8.250%, 11/01/2021	1,100,000	881,375
Stena AB 7.000%, 02/01/2024 (S)	300,000	265,500
TransDigm, Inc.
6.000%, 07/15/2022	500,000	466,250
6.500%, 07/15/2024	500,000	469,925
		2,986,050
Information technology - 2.8%
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)	1,500,000	1,212,188
First Data Corp.
8.250%, 01/15/2021 (S)	3,500,000	3,635,625
8.750%, 01/15/2022 (S)	1,504,000	1,571,680

Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
First Data Corp. (continued)
12.625%, 01/15/2021	$3,050,000	$3,465,563
		9,885,056
Materials - 1.0%
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (L)(S)	1,000,000	875,200
First Quantum Minerals, Ltd.
6.750%, 02/15/2020 (S)	517,000	346,390
7.000%, 02/15/2021 (S)	517,000	334,758
FMG Resources August 2006 Pty, Ltd.
9.750%, 03/01/2022 (L)(S)	2,000,000	1,862,500
		3,418,848
Telecommunication services - 3.5%
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	500,000	411,250
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	2,900,000	3,045,000
11.500%, 11/15/2021	1,500,000	1,485,000
T-Mobile USA, Inc.
6.633%, 04/28/2021	2,500,000	2,506,250
6.731%, 04/28/2022	2,500,000	2,493,750
Telecom Italia SpA 5.303%, 05/30/2024 (S)	1,500,000	1,466,250
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	1,000,000	987,500
		12,395,000
Utilities - 3.0%
Calpine Corp.
5.375%, 01/15/2023	1,500,000	1,398,750
5.750%, 01/15/2025	2,000,000	1,870,000
Dynegy, Inc. 6.750%, 11/01/2019	4,000,000	4,010,000
InterGen NV 7.000%, 06/30/2023 (S)	4,000,000	3,400,000
		10,678,750
TOTAL CORPORATE BONDS (Cost $98,182,051)		$89,857,722

CONVERTIBLE BONDS - 1.0%
Consumer discretionary - 0.3%
Fiat Chrysler Automobiles NV
7.875%, 12/15/2016	1,000,000	1,186,250
Energy - 0.7%
Cobalt International Energy, Inc.
3.125%, 05/15/2024	4,000,000	2,520,000
TOTAL CONVERTIBLE BONDS (Cost $5,000,000)		$3,706,250

TERM LOANS (M) - 1.7%
Consumer discretionary - 0.8%
iHeartCommunications, Inc.
6.944%, 01/30/2019	2,539,722	2,100,032
7.694%, 07/30/2019	816,818	681,022
		2,781,054
Industrials - 0.2%
Navistar, Inc.
6.500%, 08/17/2017	760,128	740,174
Information technology - 0.7%
First Data Corp.
3.696%, 03/24/2018	1,584,873	1,570,262

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Information technology (continued)
SRA International, Inc.
6.500%, 07/20/2018	$746,952	$747,574
		2,317,836
TOTAL TERM LOANS (Cost $6,250,677)		$5,839,064

COMMON STOCKS - 55.2%
Consumer discretionary - 3.3%
Automobiles - 1.9%
Ford Motor Company	342,060	$4,641,754
General Motors Company	72,416	2,173,928
		6,815,682
Hotels, restaurants and leisure - 0.1%
Las Vegas Sands Corp.	5,800	220,226
Multiline retail - 1.3%
Target Corp.	60,000	4,719,600
		11,755,508
Consumer staples - 1.7%
Beverages - 1.7%
PepsiCo, Inc.	40,920	3,858,756
The Coca-Cola Company	50,000	2,006,000
		5,864,756
		5,864,756
Energy - 9.2%
Energy equipment and services - 0.7%
Halliburton Company	45,000	1,590,750
Schlumberger, Ltd.	15,000	1,034,550
		2,625,300
Oil, gas and consumable fuels - 8.5%
Anadarko Petroleum Corp.	15,000	905,850
BP PLC, ADR	100,000	3,056,000
Chevron Corp.	63,000	4,969,440
Devon Energy Corp.	15,000	556,350
Exxon Mobil Corp.	49,450	3,676,608
Occidental Petroleum Corp.	21,000	1,389,150
Royal Dutch Shell PLC, ADR, Class A	189,955	9,001,967
Spectra Energy Corp.	73,370	1,927,430
The Williams Companies, Inc.	40,000	1,474,000
Total SA, ADR	64,954	2,904,093
		29,860,888
		32,486,188
Financials - 3.3%
Banks - 2.1%
JPMorgan Chase & Co.	27,160	1,655,945
The Toronto-Dominion Bank	14,000	551,817
U.S. Bancorp	40,000	1,640,400
Wells Fargo & Company	73,150	3,756,253
		7,604,415
Insurance - 0.9%
MetLife, Inc.	68,462	3,227,983
Real estate investment trusts - 0.3%
HCP, Inc.	24,800	923,800
		11,756,198
Health care - 6.4%
Pharmaceuticals - 6.4%
Eli Lilly & Company	40,930	3,425,432

Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	39,510	$3,688,259
Merck & Company, Inc.	67,130	3,315,551
Pfizer, Inc.	200,000	6,282,000
Roche Holding AG	7,000	1,858,301
Sanofi, ADR	80,000	3,797,600
		22,367,143
		22,367,143
Industrials - 7.3%
Aerospace and defense - 3.3%
Lockheed Martin Corp.	19,290	3,999,010
Raytheon Company	27,610	3,016,669
The Boeing Company	14,040	1,838,538
United Technologies Corp.	30,100	2,678,599
		11,532,816
Air freight and logistics - 0.2%
CEVA Group PLC (I)	1,115	669,042
Commercial services and supplies - 1.5%
Republic Services, Inc.	47,620	1,961,944
Waste Management, Inc.	65,340	3,254,585
		5,216,529
Industrial conglomerates - 1.7%
General Electric Company	231,620	5,841,456
Machinery - 0.1%
Illinois Tool Works, Inc.	5,000	411,550
Road and rail - 0.5%
Union Pacific Corp.	22,000	1,945,020
		25,616,413
Information technology - 4.3%
Communications equipment - 1.4%
QUALCOMM, Inc.	32,880	1,766,642
Cisco Systems, Inc.	119,080	3,125,850
		4,892,492
Semiconductors and semiconductor equipment - 1.8%
Texas Instruments, Inc.	53,370	2,642,882
Freescale Semiconductor, Ltd. (I)	5,300	193,874
Intel Corp.	109,590	3,303,043
		6,139,799
Software - 1.1%
Microsoft Corp.	89,640	3,967,466
		14,999,757
Materials - 6.1%
Chemicals - 4.1%
Agrium, Inc.	35,000	3,132,500
BASF SE	20,000	1,529,667
E.I. du Pont de Nemours & Company	69,450	3,347,490
Praxair, Inc.	10,000	1,018,600
The Dow Chemical Company	100,000	4,240,000
The Mosaic Company	35,000	1,088,850
		14,357,107
Metals and mining - 2.0%
BHP Billiton PLC	161,680	2,461,031
Goldcorp, Inc. (I)	21,440	268,429
Rio Tinto PLC, ADR (L)	134,483	4,548,215
		7,277,675
		21,634,782

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services - 2.5%
Diversified telecommunication services - 2.2%
AT&T, Inc.	57,320	$1,867,486
BCE, Inc.	20,000	818,584
CenturyLink, Inc.	9,800	246,176
Telstra Corp., Ltd.	300,000	1,186,108
Verizon Communications, Inc.	80,000	3,480,800
		7,599,154
Wireless telecommunication services - 0.3%
Vodafone Group PLC	327,272	1,032,243
		8,631,397
Utilities - 11.1%
Electric utilities - 7.1%
Duke Energy Corp.	47,082	3,387,079
Exelon Corp.	130,000	3,861,000
FirstEnergy Corp.	35,450	1,109,940
NextEra Energy, Inc.	53,345	5,203,805
Pinnacle West Capital Corp.	27,430	1,759,360
PPL Corp.	35,500	1,167,595
The Southern Company	110,000	4,917,000
Xcel Energy, Inc.	100,000	3,541,000
		24,946,779
Independent power and renewable electricity producers - 0.1%
Dynegy, Inc. (I)	27,168	561,563
Multi-utilities - 3.9%
Dominion Resources, Inc.	40,070	2,820,127
PG&E Corp.	112,400	5,934,720
Public Service Enterprise Group, Inc.	70,000	2,951,200
Sempra Energy	20,950	2,026,284
		13,732,331
		39,240,673
TOTAL COMMON STOCKS (Cost $179,746,175)		$194,352,815

PREFERRED SECURITIES - 4.4%
Energy - 0.1%
Energy equipment and services - 0.0%
Newco Acquisition Company, Ltd. (I)	31	25,575
Oil, gas and consumable fuels - 0.1%
Chesapeake Energy Corp., 5.750%	1,200	492,000
		517,575
Financials - 2.9%
Banks - 2.6%
Bank of America Corp., 7.250%	3,350	3,607,950
Wells Fargo & Company, 7.500%	4,600	5,372,800
		8,980,750
Capital markets - 0.1%
Morgan Stanley (6.375% to 10/15/2024, then
3 month LIBOR + 3.708%)	20,000	508,800
Real estate investment trusts - 0.2%
FelCor Lodging Trust, Inc., 1.950%	30,000	744,900
		10,234,450
Health care - 0.3%
Pharmaceuticals - 0.3%
Allergan PLC, 5.500%	1,175	1,108,566

Income Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Information technology - 0.2%
Semiconductors and semiconductor equipment - 0.2%
Ceva, Inc. (I)	1,068	$640,872
Utilities - 0.9%
Electric utilities - 0.4%
NextEra Energy, Inc., 6.371%	25,000	1,286,250
Multi-utilities - 0.5%
Dominion Resources, Inc., 6.000%	8,500	475,830
Dominion Resources, Inc., 6.125%	8,500	470,135
Dominion Resources, Inc., 6.375%	18,600	922,746
		1,868,711
		3,154,961
TOTAL PREFERRED SECURITIES (Cost $13,790,761)		$15,656,424

WARRANTS - 0.0%
Dynegy, Inc. (Expiration Date: 10/02/2017;
Strike Price: $40.00) (I)	10,796	12,415
TOTAL WARRANTS (Cost $208,370)		$12,415

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
General Motors Company (I)	85,000	850
SuperMedia, Inc. (I)	651,025	0
		850
TOTAL ESCROW CERTIFICATES (Cost $326)		$850

EQUITY LINKED SECURITIES - 3.4%
Anadarko Petroleum Corp. (JPMorgan Chase
& Co.) 6.465%, 12/08/2015	2,000,000	1,240,800
Apple, Inc. (Citigroup, Inc.)
8.748%, 03/22/2016	2,500,000	2,777,250
Baker Hughes, Inc. (Credit Suisse AG)
3.186%, 11/13/2015	1,500,000	772,950
Bank of America Corp. (The Goldman Sachs
Group, Inc.) 1.006%, 11/09/2015	12,500,000	1,940,000
General Electric Company (The Goldman
Sachs Group, Inc.) 1.473%, 05/03/2016 (S)	6,500,000	1,610,115
General Motors Company (Deutsche Bank AG
London) 3.000%, 03/18/2016 (S)	2,700,000	821,934
Intel Corp. (Bank of America Corp.)
2.197%, 11/25/2015	6,200,000	1,866,200
Whole Foods Market, Inc. (Citigroup, Inc.)
2.742%, 11/13/2015 (S)	2,800,000	893,200
TOTAL EQUITY LINKED SECURITIES (Cost $13,812,028)		$11,922,449

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	982,668	$9,831,885
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,831,776)		$9,831,885

SHORT-TERM INVESTMENTS - 2.4%
U.S. Government Agency - 2.4%
Federal Home Loan Bank Discount Notes,
0.010%, 10/01/2015 *	$7,500,000	$7,500,000

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. Discount
Notes, 0.010%, 10/01/2015 *	$1,000,000	$1,000,000
		8,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,500,000)		$8,500,000
Total Investments (Income Trust) (Cost $335,322,164) - 96.4%		$339,679,874
Other assets and liabilities, net - 3.6%		12,667,953
TOTAL NET ASSETS - 100.0%		$352,347,827

International Core Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.7%
Australia - 2.7%
AMP, Ltd.	111,396	$457,494
ASX, Ltd.	7,830	215,105
Australia & New Zealand Banking Group, Ltd.	108,122	2,152,751
Bendigo & Adelaide Bank, Ltd.	22,004	153,782
BT Investment Management, Ltd.	16,267	109,678
BWP Trust	8,502	18,510
Challenger, Ltd.	37,644	189,976
Charter Hall Group	5,626	17,275
Charter Hall Retail REIT	4,208	12,070
Commonwealth Bank of Australia	17,357	890,912
Cromwell Property Group	20,550	13,880
Dexus Property Group	39,892	207,673
Echo Entertainment Group, Ltd.	55,259	193,108
Fairfax Media, Ltd.	66,965	41,865
Federation Centres	202,393	399,148
Genworth Mortgage Insurance Australia, Ltd.	12,831	20,859
Goodman Group	67,045	284,693
Insurance Australia Group, Ltd.	132,246	473,188
Investa Office Fund	7,761	21,576
IOOF Holdings, Ltd.	11,210	67,650
Lend Lease Group	27,050	246,827
Macquarie Group, Ltd.	16,458	925,981
Magellan Financial Group, Ltd.	1,946	26,125
Mirvac Group	179,397	225,019
National Australia Bank, Ltd.	70,184	1,552,644
Nine Entertainment Company Holdings, Ltd.	13,769	15,273
Perpetual, Ltd.	2,025	56,731
Premier Investments, Ltd.	1,319	11,960
Scentre Group	78,840	231,700
Seven West Media, Ltd.	30,332	15,840
Shopping Centres Australasia Property Group	7,144	9,819
Stockland	136,885	390,861
Suncorp Group, Ltd.	51,401	451,244
Telstra Corp., Ltd.	387,605	1,600,038
The GPT Group	91,413	297,192
Westfield Corp. (I)	69,365	498,355
Westpac Banking Corp.	101,284	2,239,005
Woodside Petroleum, Ltd.	42,095	861,538
WorleyParsons, Ltd.	18,593	80,932
		15,678,277
Austria - 0.4%
OMV AG	33,257	809,220

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
voestalpine AG	37,416	$1,286,463
		2,095,683
Belgium - 1.0%
Ageas	13,276	545,599
Delhaize Group	31,538	2,795,564
KBC Ancora	401	15,470
Mobistar SA (I)	801	17,267
Proximus	51,076	1,766,829
Solvay SA	4,120	421,067
Umicore SA	5,039	194,337
		5,756,133
Canada - 7.1%
Air Canada (I)	10,100	81,209
Allied Properties Real Estate Investment Trust	1,500	39,262
Artis Real Estate Investment Trust	2,200	20,904
Bank of Montreal	18,600	1,014,393
BCE, Inc.	32,000	1,309,734
Canadian Apartment Properties REIT	1,700	36,153
Canadian Imperial Bank of Commerce (L)	11,400	819,057
Canadian Natural Resources, Ltd.	1,000	19,475
Canadian Tire Corp., Ltd., Class A	3,475	314,856
Cenovus Energy, Inc.	4,000	60,667
CI Financial Corp.	10,900	247,486
Cogeco Cable, Inc.	600	29,000
Cominar Real Estate Investment Trust	3,500	42,304
Corus Entertainment, Inc., B Shares	2,200	23,261
Fairfax Financial Holdings, Ltd.	700	318,785
Genworth MI Canada, Inc.	700	12,064
Granite Real Estate Investment Trust	700	19,712
Great-West Lifeco, Inc.	10,000	239,565
IGM Financial, Inc.	2,100	53,283
Imperial Oil, Ltd.	1,800	57,028
Industrial Alliance Insurance &
Financial Services, Inc.	1,500	44,758
Intact Financial Corp.	4,041	309,006
Laurentian Bank of Canada	600	22,629
Linamar Corp.	3,900	204,425
Magna International, Inc.	38,700	1,947,401
National Bank of Canada (L)	10,000	319,221
Pacific Exploration and Production Corp. (L)	66,600	148,721
Power Corp. of Canada	15,500	321,383
Power Financial Corp. (L)	8,600	197,197
RONA, Inc.	1,400	14,278
Royal Bank of Canada	35,000	1,935,294
Smart Real Estate Investment Trust	2,000	45,830
Sun Life Financial, Inc.	27,800	896,599
Suncor Energy, Inc.	202,000	5,402,308
The Bank of Nova Scotia	7,400	326,221
The Toronto-Dominion Bank	39,600	1,560,854
Valeant Pharmaceuticals International, Inc. (I)	130,274	23,577,198
		42,031,521
China - 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	79,900	63,888
Denmark - 0.7%
AP Moeller - Maersk A/S, Class B	1,007	1,552,272
Carlsberg A/S, Class B	9,629	739,906
Novo Nordisk A/S, B Shares	290	15,650
Pandora A/S	8,232	961,654
Sydbank A/S	923	35,131
TDC A/S	61,529	317,326
Tryg A/S	1,711	33,244

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Vestas Wind Systems A/S	5,139	$267,172
		3,922,355
Finland - 0.8%
Fortum OYJ	58,279	862,296
Metso OYJ	13,588	282,669
Neste OYJ	36,037	829,394
Sampo OYJ, A Shares	15,977	773,245
Sponda OYJ	2,716	10,604
Stora Enso OYJ, R Shares	31,555	238,763
Tieto OYJ	22,214	561,107
UPM-Kymmene OYJ	86,285	1,295,206
		4,853,284
France - 14.4%
AXA SA	162,611	4,028,751
BNP Paribas SA	71,690	4,444,665
Bouygues SA	29,217	1,023,078
Carrefour SA	21,482	636,653
Casino Guichard Perrachon SA	10,239	545,280
Christian Dior SE	10,202	1,921,144
Cie de Saint-Gobain	31,802	1,336,695
Cie Generale des Etablissements Michelin	34,190	3,128,211
CNP Assurances	2,793	38,809
Credit Agricole SA	80,635	928,333
Electricite de France SA	16,992	283,228
Engie	255,419	4,086,516
Hermes International	578	210,401
LVMH Moet Hennessy Louis Vuitton SE	9,916	1,796,585
Mercialys SA	865	18,696
Metropole Television SA	937	17,918
Nexity SA	524	22,598
Orange SA	353,071	5,279,635
Peugeot SA (I)	1,033	15,653
Rallye SA (L)	11,281	184,922
Renault SA	125,989	9,090,503
Rexel SA	52,483	646,098
Sanofi	98,929	9,418,101
Schneider Electric SE	69,468	3,835,228
SCOR SE	7,405	275,721
Societe Generale SA	49,935	2,384,188
Suez Environnement Company	35,517	638,222
Total SA	487,091	21,705,522
Valeo SA	10,476	1,422,408
Veolia Environnement SA	4,871	111,089
Vivendi SA	230,300	5,369,233
		84,844,084
Germany - 10.9%
Allianz SE	29,993	4,956,624
Alstria Office REIT AG (I)	2,231	29,036
Aurubis AG	16,958	1,079,324
BASF SE	180,588	13,812,055
Bayerische Motoren Werke AG	68,339	5,962,110
Bilfinger SE (L)	5,856	217,150
Daimler AG	159,104	11,878,396
Deutsche EuroShop AG	1,862	83,728
Deutsche Lufthansa AG (I)	54,931	764,687
Deutsche Telekom AG	290,686	5,174,681
E.ON SE	160,638	1,305,269
Freenet AG	13,191	445,088
Fresenius Medical Care AG &
Company KGaA	10,574	826,415
Hannover Rueck SE	3,841	410,853

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
HeidelbergCement AG	11,626	$798,384
K+S AG	54,476	1,827,865
LEG Immobilien AG (I)	2,918	241,416
Leoni AG	13,392	715,196
Metro AG	37,586	1,039,932
Muenchener Rueckversicherungs AG	19,707	3,784,057
ProSiebenSat.1 Media SE	37,691	1,867,619
Rheinmetall AG	2,710	166,636
RWE AG	89,072	1,012,195
Salzgitter AG	14,911	370,382
Siemens AG	56,432	5,041,491
Volkswagen AG	4,317	508,644
		64,319,233
Hong Kong - 2.1%
BOC Hong Kong Holdings, Ltd.	392,500	1,157,592
Champion REIT	20,000	9,991
CK Hutchison Holdings, Ltd.	165,672	2,155,001
Dah Sing Banking Group, Ltd.	14,000	25,784
Dah Sing Financial Holdings, Ltd.	1,600	8,763
First Pacific Company, Ltd.	26,000	15,885
Hang Lung Properties, Ltd.	107,000	251,928
Hang Seng Bank, Ltd.	33,700	607,896
Henderson Land Development Company, Ltd.	76,000	478,375
HKT Trust & HKT, Ltd.	33,000	39,275
Hongkong Land Holdings, Ltd.	17,500	115,881
Hysan Development Company, Ltd.	24,000	104,097
Kerry Properties, Ltd.	10,000	27,456
Luk Fook Holdings International, Ltd.	10,000	25,066
New World Development Company, Ltd.	315,000	320,408
Pacific Textiles Holdings, Ltd.	16,000	21,780
PCCW, Ltd.	227,000	121,482
Power Assets Holdings, Ltd.	31,000	293,349
Sino Land Company, Ltd.	78,000	124,854
SJM Holdings, Ltd.	258,000	187,958
SmarTone Telecommunications Holdings, Ltd.	11,000	20,800
Sun Hung Kai Properties, Ltd.	168,802	2,201,737
Swire Pacific, Ltd., Class A	99,000	1,109,646
Swire Properties, Ltd.	44,400	128,052
Techtronic Industries Company, Ltd.	68,000	253,508
Television Broadcasts, Ltd.	5,000	16,685
Texwinca Holdings, Ltd.	14,000	12,627
The Bank of East Asia, Ltd.	56,000	198,365
The Link REIT	63,500	360,606
The Wharf Holdings, Ltd.	213,000	1,230,044
Value Partners Group, Ltd.	171,000	168,400
Wheelock & Company, Ltd.	21,000	95,544
Xinyi Glass Holdings, Ltd.	78,000	35,018
Yue Yuen Industrial Holdings, Ltd.	42,500	159,980
		12,083,833
Ireland - 0.0%
CRH PLC (I)	598	15,786
Shire PLC	211	14,424
		30,210
Israel - 0.0%
Bank Hapoalim BM	9,693	48,776
Bank Leumi Le-Israel BM (I)	29,216	118,419
Bezeq The
Israeli Telecommunication Corp., Ltd.	41,429	79,287
Gazit-Globe, Ltd.	658	6,594
Israel Discount Bank, Ltd., Class A (I)	12,305	22,498

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Mizrahi Tefahot Bank, Ltd.	1,030	$12,179
		287,753
Italy - 2.7%
A2A SpA	254,043	315,387
Enel SpA	863,106	3,723,780
Eni SpA	406,908	6,015,992
EXOR SpA	8,658	377,446
Finmeccanica SpA (I)	42,884	537,031
Mediaset SpA	114,928	513,452
Mediolanum SpA	38,796	277,119
Recordati SpA	3,985	91,957
Snam SpA	113,858	584,764
Societa Cattolica di Assicurazioni SCRL	2,605	18,354
Telecom Italia SpA	2,121,603	1,435,510
Telecom Italia SpA (I)	1,248,199	2,162,687
Unipol Gruppo Finanziario SpA	25,632	112,628
		16,166,107
Japan - 21.9%
Adastria Company, Ltd.	1,300	77,879
Aeon Company, Ltd.	47,300	733,808
Aisin Seiki Company, Ltd.	23,900	801,892
Alpine Electronics, Inc.	3,300	36,166
AOKI Holdings, Inc.	1,400	17,009
Aoyama Trading Company, Ltd.	1,100	38,801
Asahi Glass Company, Ltd.	81,000	473,309
Asahi Kasei Corp.	63,000	444,241
Asatsu-DK, Inc.	5,000	112,496
Ashikaga Holdings Company, Ltd.	53,711	13,786
Autobacs Seven Company, Ltd.	1,200	19,925
Bridgestone Corp.	34,800	1,204,294
Brother Industries, Ltd.	4,600	55,449
Calsonic Kansei Corp.	6,000	45,056
Canon Marketing Japan, Inc.	1,700	25,148
Canon, Inc.	118,300	3,422,124
Central Japan Railway Company	7,800	1,289,822
Century Tokyo Leasing Corp.	700	20,265
Cosmo Energy Holdings Company, Ltd.	1,700	23,240
Credit Saison Company, Ltd.	5,600	101,736
CyberAgent, Inc.	9,200	359,892
Daihatsu Motor Company, Ltd.	20,400	235,975
Daiichi Sankyo Company, Ltd.	14,500	251,603
Daiichikosho Company, Ltd.	400	14,178
Daikyo, Inc.	25,000	42,354
Daito Trust Construction Company, Ltd.	9,000	914,443
Daiwa House Industry Company, Ltd.	22,000	582,585
Daiwabo Holdings Company, Ltd.	28,000	48,974
DCM Holdings Company, Ltd.	4,900	35,831
DeNA Company, Ltd.	65,300	1,211,935
Eagle Industry Company, Ltd.	500	8,947
Exedy Corp.	600	13,311
Fuji Heavy Industries, Ltd.	39,884	1,435,205
Fuji Oil Holdings, Inc.	19,900	258,435
FUJIFILM Holdings Corp.	48,400	1,865,370
Fujitsu General, Ltd.	3,000	32,723
Fukuoka Financial Group, Inc.	44,000	209,566
Gree, Inc. (L)	204,900	917,749
Gunze, Ltd.	16,000	48,400
H2O Retailing Corp.	2,600	49,188
Hanwa Company, Ltd.	127,000	466,819
Haseko Corp.	102,300	1,158,890
Hitachi Capital Corp.	2,300	56,136
Hitachi Chemical Company, Ltd.	11,000	151,770

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hokuhoku Financial Group, Inc.	31,000	$70,980
Honda Motor Company, Ltd.	168,200	5,020,217
Hoya Corp.	18,800	615,736
Idemitsu Kosan Company, Ltd.	5,800	88,847
Inpex Corp.	187,800	1,679,071
Isuzu Motors, Ltd.	18,600	186,782
ITOCHU Corp.	438,600	4,636,543
Jafco Company, Ltd.	2,400	94,836
JFE Holdings, Inc.	34,600	454,435
JSR Corp.	10,700	154,240
JX Holdings, Inc.	194,200	701,241
K’s Holdings Corp.	38,200	1,198,999
Kawasaki Kisen Kaisha, Ltd.	297,000	652,999
KDDI Corp.	175,170	3,920,849
Keihin Corp.	2,300	32,571
Keyence Corp.	1,300	580,552
Kobe Steel, Ltd.	338,000	366,485
Kohnan Shoji Company, Ltd.	3,900	49,195
Koito Manufacturing Company, Ltd.	4,200	137,241
Kuraray Company, Ltd.	8,000	99,704
Kyocera Corp.	26,700	1,112,939
Leopalace21 Corp. (I)	167,600	782,062
Marubeni Corp.	497,376	2,436,834
Marui Group Company, Ltd.	7,200	86,848
Medipal Holdings Corp.	46,100	731,468
Mitsuba Corp.	2,100	28,159
Mitsubishi Chemical Holdings Corp.	157,700	823,444
Mitsubishi Corp.	313,305	5,135,559
Mitsubishi Electric Corp.	62,000	567,954
Mitsubishi UFJ Financial Group, Inc.	882,000	5,619,887
Mitsubishi UFJ Lease &
Finance Company, Ltd.	9,900	43,614
Mitsui & Company, Ltd.	367,700	4,132,763
Mitsui Engineering &
Shipbuilding Company, Ltd.	384,000	554,066
Mitsui OSK Lines, Ltd.	289,000	694,191
Mizuho Financial Group, Inc.	1,194,400	2,234,247
MS&AD Insurance Group Holdings, Inc.	8,500	228,054
Murata Manufacturing Company, Ltd.	4,300	555,450
NHK Spring Company, Ltd.	4,400	42,665
Nidec Corp.	7,900	543,251
Nifco, Inc.	1,600	54,682
Nippon Electric Glass Company, Ltd.	68,000	328,453
Nippon Light Metal Holdings Company, Ltd.	66,300	99,108
Nippon Paper Industries Company, Ltd.	75,400	1,150,956
Nippon Steel & Sumitomo Metal Corp.	26,800	488,369
Nippon Telegraph & Telephone Corp.	249,000	8,770,686
Nippon Television Holdings, Inc.	3,500	56,547
Nippon Yusen KK	191,000	442,630
Nipro Corp.	19,800	203,458
Nissan Motor Company, Ltd.	1,205,200	11,081,330
Nissin Kogyo Company, Ltd.	1,700	25,468
Nitori Holdings Company, Ltd.	15,300	1,198,055
NOK Corp.	9,000	194,721
Nomura Holdings, Inc.	138,500	803,905
Nomura Real Estate Holdings, Inc.	5,500	110,572
North Pacific Bank, Ltd.	19,300	76,513
NTT DOCOMO, Inc.	225,400	3,801,833
Okasan Securities Group, Inc.	3,000	18,110
Onward Holdings Company, Ltd.	2,000	11,827
Open House Company, Ltd.	1,600	24,760
Orient Corp. (I)(L)	62,500	105,973
ORIX Corp.	55,500	715,914

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Osaka Gas Company, Ltd.	58,000	$219,902
Otsuka Holdings Company, Ltd.	44,600	1,424,148
PanaHome Corp.	2,000	13,006
Panasonic Corp.	63,100	638,580
Relo Holdings, Inc.	200	19,593
Resona Holdings, Inc.	182,100	927,845
Resorttrust, Inc.	1,700	42,292
Ricoh Company, Ltd.	85,400	861,935
Ryohin Keikaku Company, Ltd.	5,100	1,038,405
Saizeriya Company, Ltd.	2,100	47,604
Seiko Epson Corp.	39,200	554,525
Sekisui Chemical Company, Ltd.	27,000	294,714
Sekisui House, Ltd.	69,900	1,094,908
Senshu Ikeda Holdings, Inc.	5,300	23,007
Shimachu Company, Ltd.	1,000	21,909
Shimamura Company, Ltd.	800	86,172
Showa Denko KK	167,000	183,286
SKY Perfect JSAT Holdings, Inc.	3,700	17,393
SMC Corp.	2,900	634,980
Sojitz Corp.	932,700	1,737,551
Sony Financial Holdings, Inc.	6,600	108,325
Sumitomo Corp.	309,700	2,994,927
Sumitomo Forestry Company, Ltd.	3,300	36,964
Sumitomo Heavy Industries, Ltd.	59,000	233,793
Sumitomo Metal Mining Company, Ltd.	78,000	886,061
Sumitomo Mitsui Financial Group, Inc.	105,600	4,216,739
Sumitomo Mitsui Trust Holdings, Inc.	105,000	384,830
Sumitomo Rubber Industries, Ltd.	26,600	369,239
Suruga Bank, Ltd.	3,000	55,822
T&D Holdings, Inc.	16,300	192,533
T-Gaia Corp.	900	14,023
Takashimaya Company, Ltd.	15,000	121,198
Takeda Pharmaceutical Company, Ltd.	26,311	1,154,323
The 77 Bank, Ltd.	5,000	28,402
The Bank of Kyoto, Ltd.	7,000	71,195
The Bank of Yokohama, Ltd.	51,000	322,136
The Chiba Bank, Ltd.	31,000	241,437
The Daishi Bank, Ltd.	3,000	14,111
The Gunma Bank, Ltd.	7,000	44,803
The Hachijuni Bank, Ltd.	5,000	35,491
The Hiroshima Bank, Ltd.	6,000	34,676
The Iyo Bank, Ltd.	3,300	37,936
The Joyo Bank, Ltd.	12,000	63,218
The Juroku Bank, Ltd.	3,000	13,139
The Keiyo Bank, Ltd.	2,000	10,639
The Musashino Bank, Ltd.	300	10,838
The Nishi-Nippon City Bank, Ltd.	19,000	52,208
The San-In Godo Bank, Ltd.	2,000	19,577
The Shizuoka Bank, Ltd.	8,000	80,287
The Yokohama Rubber Company, Ltd.	13,900	245,156
Tokai Rika Company, Ltd.	1,600	33,035
Tokai Tokyo Financial Holdings, Inc.	5,500	32,757
Tokio Marine Holdings, Inc.	12,500	467,000
Tokyo Broadcasting System Holdings, Inc.	2,200	29,532
Tokyo Electric Power Company, Inc. (I)	132,300	883,715
Tokyo Gas Company, Ltd.	46,000	222,517
TonenGeneral Sekiyu KK	17,867	173,148
Topre Corp.	600	11,585
Tosoh Corp.	153,000	736,325
Toyo Tire & Rubber Company, Ltd.	5,300	114,722
Toyoda Gosei Company, Ltd.	1,800	35,379
Toyota Boshoku Corp.	3,500	59,428
Toyota Industries Corp.	200	9,514

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toyota Motor Corp.	41,100	$2,406,319
Toyota Tsusho Corp.	77,000	1,623,025
TPR Company, Ltd.	500	11,407
TS Tech Company, Ltd.	1,700	46,367
Ube Industries, Ltd.	126,000	219,625
Unipres Corp.	800	15,235
UNY Group Holdings Company, Ltd.	128,800	810,354
USS Company, Ltd.	3,500	58,212
Wacoal Holdings Corp.	1,000	11,965
West Japan Railway Company	13,800	864,928
Xebio Company, Ltd.	600	10,765
Yamada Denki Company, Ltd.	403,200	1,625,508
Yamaguchi Financial Group, Inc.	11,000	134,838
Yamaha Motor Company, Ltd.	4,900	98,579
		128,907,138
Luxembourg - 0.1%
ArcelorMittal	65,410	339,209
Grand City Properties SA	1,375	26,435
		365,644
Malta - 0.0%
BGP Holdings PLC	2,126,418	102,171
Netherlands - 5.5%
Aegon NV	109,650	675,038
Corbion NV	13,120	301,279
Delta Lloyd NV	38,532	323,774
Heineken Holding NV	5,761	410,740
Heineken NV	9,517	770,583
ING Groep NV	235,559	3,615,400
Koninklijke Ahold NV	186,743	3,643,009
Koninklijke DSM NV	11,178	515,886
PostNL NV (I)	268,192	980,382
Royal Boskalis Westminster NV	10,452	457,513
Royal Dutch Shell PLC, A Shares	498,938	11,596,923
Royal Dutch Shell PLC, B Shares	321,772	7,431,161
SNS REAAL NV (I)	69,081	0
TomTom NV (I)	28,016	286,805
Wolters Kluwer NV (L)	36,581	1,141,339
		32,149,832
New Zealand - 0.0%
Chorus, Ltd. (I)	41,203	70,505
SKY Network Television, Ltd.	5,307	15,816
		86,321
Norway - 1.4%
DNB ASA	45,383	616,230
Orkla ASA	14,192	104,954
Statoil ASA	185,204	2,609,730
Storebrand ASA (I)	45,523	153,067
Telenor ASA	119,849	2,239,567
TGS Nopec Geophysical Company ASA (L)	27,357	505,753
Yara International ASA	56,122	2,238,855
		8,468,156
Portugal - 0.3%
EDP - Energias de Portugal SA	456,627	1,672,876
Singapore - 0.3%
Ascendas Real Estate Investment Trust	41,700	68,699
Ascott Residence Trust	10,900	9,401
CapitaLand Commercial Trust	57,800	54,572
CapitaLand, Ltd.	63,400	119,713
DBS Group Holdings, Ltd.	48,200	550,171

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Golden Agri-Resources, Ltd.	3,405,500	$791,573
Mapletree Greater China Commercial Trust	11,500	7,528
Mapletree Industrial Trust	7,100	7,413
Mapletree Logistics Trust	19,000	13,093
Oversea-Chinese Banking Corp., Ltd.	25,400	157,284
Suntec Real Estate Investment Trust	27,700	29,259
United Overseas Bank, Ltd.	2,100	13,057
UOL Group, Ltd.	4,700	19,899
		1,841,662
Spain - 3.7%
ACS Actividades de Construccion
y Servicios SA	23,229	657,588
Enagas SA	27,264	781,814
Endesa SA	44,980	948,561
Ferrovial SA	16,777	401,311
Gas Natural SDG SA	54,130	1,034,733
Iberdrola SA	632,953	4,217,528
Indra Sistemas SA	1,795	12,442
Mapfre SA	126,120	337,428
Red Electrica Corp. SA	8,887	737,943
Repsol SA	153,704	1,792,685
Telefonica SA	885,376	10,621,200
		21,543,233
Sweden - 2.2%
Castellum AB	7,213	101,533
Fabege AB	2,067	30,329
Fastighets AB Balder, B Shares (I)	713	13,549
Hufvudstaden AB, A Shares	1,592	20,860
Industrivarden AB, C Shares	5,621	98,732
Investor AB, B Shares	32,932	1,157,484
Kungsleden AB	1,891	12,714
NCC AB, B Shares	22,235	671,881
Sandvik AB	119,934	1,051,115
Securitas AB, B Shares	25,660	321,284
Skanska AB, B Shares	42,445	833,310
SKF AB, B Shares	18,609	342,005
Tele2 AB, B Shares	30,702	299,424
Telefonaktiebolaget LM Ericsson, B Shares	400,082	3,924,655
TeliaSonera AB	503,122	2,689,834
Volvo AB, B Shares	129,935	1,244,667
Wihlborgs Fastigheter AB	603	10,811
		12,824,187
Switzerland - 3.0%
ABB, Ltd. (I)	136,823	2,290,126
Actelion, Ltd. (I)	109	13,853
Autoneum Holding AG (I)	102	18,557
Baloise Holding AG	2,458	291,094
Helvetia Holding AG	261	128,040
LafargeHolcim, Ltd. (I)	19,693	1,032,308
Nestle SA	78,057	5,870,331
Swiss Life Holding AG (I)	2,037	467,322
Swiss Re AG	21,426	1,881,188
Swisscom AG	2,464	1,229,702
The Swatch Group AG	3,816	1,415,242
Vontobel Holding AG	495	25,083
Zurich Insurance Group AG (I)	11,074	2,780,113
		17,442,959
United Kingdom - 17.5%
AstraZeneca PLC	297,179	18,547,529
Aviva PLC	90,779	620,887
BAE Systems PLC	230,129	1,559,947

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Balfour Beatty PLC	53,711	$204,493
BG Group PLC	1,474	21,264
BP PLC	3,060,192	15,251,812
British American Tobacco PLC	108,557	5,989,693
BT Group PLC	148,114	942,675
Carillion PLC (L)	34,642	158,562
Centrica PLC	1,200,286	4,146,255
Compass Group PLC	128,276	2,048,932
Fiat Chrysler Automobiles NV (I)	2,781	36,146
GlaxoSmithKline PLC	755,288	14,496,877
Home Retail Group PLC	343,526	707,718
Imperial Tobacco Group PLC	14,988	774,859
J Sainsbury PLC	198,851	786,424
Kingfisher PLC	301,843	1,639,678
Marks & Spencer Group PLC	245,609	1,864,357
Next PLC	3,437	396,086
Pearson PLC	112,222	1,918,197
Prudential PLC	653	13,776
Reckitt Benckiser Group PLC	67,138	6,088,444
Royal Mail PLC	94,848	659,034
Smiths Group PLC	18,773	286,039
SSE PLC	42,651	965,318
Tesco PLC	2,083,162	5,786,160
The Sage Group PLC	64,097	484,929
Unilever NV	26,491	1,061,897
Unilever PLC	2,044	83,251
Vodafone Group PLC	3,588,394	11,206,391
WM Morrison Supermarkets PLC	745,935	1,877,106
WPP PLC	98,997	2,061,014
		102,685,750
TOTAL COMMON STOCKS (Cost $655,987,337)		$580,222,290

PREFERRED SECURITIES - 0.6%
Germany - 0.6%
Porsche Automobil Holding SE	50,983	2,169,117
Volkswagen AG	14,765	1,621,911
		3,791,028
TOTAL PREFERRED SECURITIES (Cost $7,148,560)		$3,791,028

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	363,090	3,632,829
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,632,803)		$3,632,829

SHORT-TERM INVESTMENTS - 1.5%
Money market funds - 0.5%
JPMorgan U.S. Treasury Plus Money Market
Fund, 0.0057% (Y)	2,604,661	2,604,661
U.S. Government - 1.0%
U.S. Treasury Bill
0.110%, 01/07/2016*	$6,000,000	$5,999,694
TOTAL SHORT-TERM INVESTMENTS (Cost $8,602,905)		$8,604,355
Total Investments (International Core Trust)
(Cost $675,371,605) - 101.4%		$596,250,502
Other assets and liabilities, net - (1.4%)		(8,163,736)
TOTAL NET ASSETS - 100.0%		$588,086,766

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B

	Shares or Principal Amount	Value
COMMON STOCKS - 96.2%
Australia - 4.7%
AGL Energy, Ltd.	22,581	$254,140
Alumina, Ltd.	102,919	81,880
Amcor, Ltd.	39,713	369,326
AMP, Ltd.	98,917	388,506
APA Group	35,920	216,793
Aristocrat Leisure, Ltd.	18,777	114,202
Asciano, Ltd.	34,768	205,838
ASX, Ltd.	6,730	179,675
Aurizon Holdings, Ltd.	67,567	238,710
AusNet Services	88,844	85,396
Australia & New Zealand Banking Group, Ltd.	95,626	1,827,048
Bank of Queensland, Ltd.	14,178	116,068
Bendigo & Adelaide Bank, Ltd.	17,738	123,967
BHP Billiton PLC	74,597	1,135,484
BHP Billiton, Ltd.	112,851	1,782,408
Boral, Ltd.	30,626	113,904
Brambles, Ltd.	58,198	399,791
Caltex Australia, Ltd.	9,411	207,747
CIMIC Group, Ltd.	3,702	61,501
Coca-Cola Amatil, Ltd.	25,389	160,955
Cochlear, Ltd.	2,020	118,861
Commonwealth Bank of Australia	58,936	3,025,108
Computershare, Ltd.	16,916	126,320
Crown Resorts, Ltd.	14,609	102,183
CSL, Ltd.	16,048	1,009,956
Dexus Property Group	30,665	154,642
Federation Centres	108,802	210,102
Flight Centre Travel Group, Ltd.	2,493	63,498
Fortescue Metals Group, Ltd. (L)	50,633	65,364
Goodman Group	64,745	267,625
Harvey Norman Holdings, Ltd.	15,848	43,410
Healthscope, Ltd.	38,676	69,516
Iluka Resources, Ltd.	17,126	75,239
Incitec Pivot, Ltd.	67,588	186,289
Insurance Australia Group, Ltd.	87,472	299,079
Lend Lease Group	20,344	180,109
Macquarie Group, Ltd.	9,924	537,834
Medibank Pvt, Ltd.	94,782	161,474
Mirvac Group	125,759	152,693
National Australia Bank, Ltd.	91,835	1,943,503
Newcrest Mining, Ltd. (I)	29,796	268,128
Orica, Ltd.	13,519	143,484
Origin Energy, Ltd.	42,622	186,490
Qantas Airways, Ltd. (I)	12,333	32,379
QBE Insurance Group, Ltd.	44,109	401,693
Ramsay Health Care, Ltd.	4,156	171,410
Rea Group, Ltd.	2,460	77,036
Santos, Ltd.	34,671	98,114
Scentre Group	188,799	519,633
Seek, Ltd.	11,910	100,936
Sonic Healthcare, Ltd.	13,653	175,610
South32, Ltd. (I)	187,448	180,617
Stockland	89,960	244,405
Suncorp Group, Ltd.	47,614	409,607
Sydney Airport	42,882	180,224
Tabcorp Holdings, Ltd.	36,319	119,569
Tatts Group, Ltd.	57,103	151,505
Telstra Corp., Ltd.	147,901	584,757
The GPT Group	52,255	166,076
TPG Telecom, Ltd.	12,913	98,970
Transurban Group	70,634	494,778
Treasury Wine Estates, Ltd.	24,526	113,647
Wesfarmers, Ltd.	38,588	1,066,696

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Westfield Corp. (I)	69,727	$490,649
Westpac Banking Corp.	108,078	2,270,389
Woodside Petroleum, Ltd.	27,158	555,830
Woolworths, Ltd.	44,313	776,747
WorleyParsons, Ltd.	7,028	29,421
		26,964,944
Austria - 0.1%
ANDRITZ AG	2,752	124,008
Erste Group Bank AG (I)	8,613	250,303
OMV AG	5,543	134,874
Raiffeisen Bank International AG (I)	2,225	29,242
voestalpine AG	4,357	149,805
		688,232
Belgium - 1.0%
Ageas	7,799	320,515
Anheuser-Busch InBev NV	27,996	2,977,552
Colruyt SA	2,769	133,457
Delhaize Group	3,906	346,232
Groupe Bruxelles Lambert SA	3,135	236,581
KBC Groep NV	9,550	603,964
Proximus	5,996	207,415
Solvay SA	2,305	235,573
Telenet Group Holding NV (I)	2,144	123,164
UCB SA	3,593	281,487
Umicore SA	4,660	179,720
		5,645,660
Bermuda - 0.0%
Seadrill, Ltd. (I)(L)	13,637	79,643
Brazil - 0.8%
Ambev SA	161,130	789,291
Banco Bradesco SA	28,248	168,298
Banco do Brasil SA	29,813	114,304
BB Seguridade Participacoes SA	24,400	152,696
BM&FBovespa SA	65,076	181,875
BR Malls Participacoes SA	15,410	40,658
Braskem SA, ADR	1,584	13,353
BRF SA	23,920	425,908
CCR SA	32,600	100,074
Centrais Eletricas Brasileiras SA, ADR (I)	2,381	3,071
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,429	3,087
CETIP SA - Mercados Organizados	8,214	68,165
Cia Brasileira de Distribuicao, ADR	628	7,875
Cia de Saneamento Basico do Estado de
Sao Paulo	12,870	51,422
Cia Siderurgica Nacional SA	16,100	15,919
Cia Siderurgica Nacional SA, ADR (L)	11,800	11,308
Cielo SA	31,320	289,618
Cosan SA Industria e Comercio	4,911	24,936
CPFL Energia SA (I)	9,803	36,769
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	11,600	24,198
Duratex SA	12,463	18,485
EcoRodovias Infraestrutura e Logistica SA	7,200	11,078
EDP - Energias do Brasil SA	8,700	25,193
Embraer SA	10,800	69,467
Embraer SA, ADR	2,626	67,173
Estacio Participacoes SA	10,300	36,633
Fibria Celulose SA	3,172	43,045
Fibria Celulose SA, ADR (L)	6,862	93,049
Hypermarcas SA (I)	13,608	52,448

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
JBS SA	15,473	$65,569
Klabin SA	17,800	98,238
Kroton Educacional SA	47,780	92,921
Localiza Rent a Car SA	5,576	34,374
Lojas Renner SA	23,500	109,068
Multiplan Empreendimentos Imobiliarios SA	3,152	33,710
Natura Cosmeticos SA	6,500	31,971
Odontoprev SA	11,500	27,702
Oi SA, ADR (I)	1,158	783
Petroleo Brasileiro SA (I)	107,029	230,553
Porto Seguro SA	4,419	33,551
Raia Drogasil SA	8,100	79,886
Souza Cruz SA	14,400	97,344
Sul America SA	6,310	28,411
Telefonica Brasil SA, ADR	6,017	54,935
Tim Participacoes SA	32,920	62,361
TOTVS SA	4,500	34,211
Tractebel Energia SA	6,400	54,500
Ultrapar Participacoes SA	12,100	203,879
Usinas Siderurgicas de Minas Gerais SA, ADR	800	680
Vale SA	47,000	196,559
WEG SA	21,060	82,073
		4,592,675
Canada - 6.0%
Agnico Eagle Mines, Ltd.	8,000	202,803
Agrium, Inc.	4,600	412,259
Alimentation Couche-Tard, Inc., Class B	15,300	703,605
AltaGas, Ltd.	4,700	115,801
ARC Resources, Ltd. (L)	11,900	157,299
Atco, Ltd., Class I	2,800	82,248
Bank of Montreal	23,300	1,270,719
Barrick Gold Corp.	42,440	270,000
Baytex Energy Corp. (L)	7,100	22,718
BCE, Inc.	4,624	189,257
BlackBerry, Ltd. (I)	19,900	122,129
Bombardier, Inc., Class B	67,600	84,595
Brookfield Asset Management, Inc., Class A	30,448	958,045
CAE, Inc.	11,300	119,732
Cameco Corp.	16,400	199,946
Canadian Imperial Bank of Commerce (L)	14,400	1,034,599
Canadian National Railway Company	29,000	1,646,774
Canadian Natural Resources, Ltd.	38,960	758,764
Canadian Oil Sands, Ltd.	19,100	90,312
Canadian Pacific Railway, Ltd.	5,300	760,706
Canadian Tire Corp., Ltd., Class A	3,000	269,876
Canadian Utilities, Ltd., Class A	4,800	129,882
Cenovus Energy, Inc.	30,200	458,035
CGI Group, Inc., Class A (I)	8,300	300,716
CI Financial Corp.	8,400	190,723
Constellation Software, Inc.	700	293,402
Crescent Point Energy Corp. (L)	17,300	197,955
Dollarama, Inc.	4,000	270,154
Eldorado Gold Corp.	25,100	80,501
Empire Company, Ltd.	5,700	117,246
Enbridge, Inc.	30,200	1,121,326
Encana Corp.	28,700	184,738
Enerplus Corp.	7,700	37,505
Fairfax Financial Holdings, Ltd.	800	364,325
Finning International, Inc.	7,200	105,640
First Capital Realty, Inc.	4,700	65,860
First Quantum Minerals, Ltd.	24,054	88,141
Fortis, Inc. (L)	9,400	268,863
Franco-Nevada Corp.	5,900	260,007

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
George Weston, Ltd.	2,100	$169,888
Gildan Activewear, Inc.	10,000	301,836
Goldcorp, Inc.	30,284	379,656
Great-West Lifeco, Inc.	11,700	280,291
H&R Real Estate Investment Trust	4,300	66,280
Husky Energy, Inc.	13,800	215,195
IGM Financial, Inc.	3,300	83,730
Imperial Oil, Ltd.	11,330	358,960
Industrial Alliance Insurance &
Financial Services, Inc.	3,500	104,436
Intact Financial Corp.	5,000	351,143
Inter Pipeline, Ltd. (L)	11,700	215,852
Keyera Corp.	5,800	159,723
Kinross Gold Corp. (I)	43,729	76,022
Loblaw Companies, Ltd.	7,840	403,662
Magna International, Inc.	14,000	671,517
Manulife Financial Corp. (O)	71,100	1,099,666
MEG Energy Corp. (I)	6,100	37,665
Methanex Corp. (L)	3,500	115,976
Metro, Inc.	8,000	217,969
National Bank of Canada	11,800	376,680
Onex Corp.	3,500	202,027
Open Text Corp.	4,800	214,948
Paramount Resources, Ltd., Class A (I)	2,000	14,747
Pembina Pipeline Corp.	11,700	281,519
Peyto Exploration & Development Corp.	5,200	108,130
Potash Corp. of Saskatchewan, Inc.	30,800	633,079
Power Corp. of Canada	13,800	286,134
Power Financial Corp. (L)	10,400	238,471
PrairieSky Royalty, Ltd.	5,000	95,017
Restaurant Brands International, Inc.	7,046	253,645
RioCan Real Estate Investment Trust	5,300	101,155
Rogers Communications, Inc., Class B	14,100	485,813
Royal Bank of Canada	50,000	2,764,706
Saputo, Inc.	10,600	232,731
Shaw Communications, Inc., Class B	14,600	282,701
Silver Wheaton Corp.	13,900	167,071
SNC-Lavalin Group, Inc.	5,300	150,839
Sun Life Financial, Inc.	21,500	693,413
Suncor Energy, Inc.	51,787	1,384,997
Teck Resources, Ltd., Class B	19,761	94,326
TELUS Corp.	7,600	239,475
The Bank of Nova Scotia	43,000	1,895,609
The Jean Coutu Group PJC, Inc., Class A	2,900	43,701
The Toronto-Dominion Bank	64,100	2,526,534
Tourmaline Oil Corp. (I)	5,900	137,365
TransAlta Corp.	10,400	48,318
TransCanada Corp. (L)	25,300	800,045
Turquoise Hill Resources, Ltd. (I)	33,720	86,164
Veresen, Inc. (L)	10,000	76,433
Vermilion Energy, Inc. (L)	4,000	128,797
West Fraser Timber Company, Ltd.	2,400	76,253
Yamana Gold, Inc.	29,844	50,318
		34,487,834
Chile - 0.2%
Antofagasta PLC	15,103	114,400
Banco Santander Chile, ADR	13,061	237,971
Cencosud SA	61,383	119,475
Cia Cervecerias Unidas SA, ADR (L)	6,197	137,264
Corpbanca SA, ADR	2,999	39,977
Empresa Nacional de Electricidad SA, ADR	6,770	240,403
Enersis SA, ADR	26,429	334,063
Latam Airlines Group SA, ADR (I)(L)	11,197	54,641

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Sociedad Quimica y Minera de Chile SA, ADR	4,454	$64,761
Vina Concha y Toro SA, ADR	2,105	69,886
		1,412,841
China - 3.6%
AAC Technologies Holdings, Inc.	27,342	171,029
Agricultural Bank of China, Ltd., H Shares	807,000	306,494
Air China, Ltd., H Shares	84,534	66,953
Aluminum Corp. of China, Ltd., H Shares (I)	185,220	57,859
Anhui Conch Cement Company, Ltd., H Shares	56,790	167,900
ANTA Sports Products, Ltd.	17,000	44,129
AviChina Industry & Technology
Company, Ltd., H Shares	72,000	53,416
Bank of China, Ltd., H Shares	2,759,563	1,190,014
Bank of Communications Company, Ltd.,
H Shares	337,527	235,271
BBMG Corp., H Shares	22,000	15,182
Beijing Capital International Airport
Company, Ltd., H Shares	52,789	49,343
Belle International Holdings, Ltd.	185,860	161,638
Byd Company, Ltd., H Shares (I)	24,105	128,308
CCRC Corp., Ltd., H Shares	164,150	209,334
CGN Power Company, Ltd., H Shares (S)	226,000	94,537
China Cinda Asset Management
Company, Ltd., H Shares	304,800	105,992
China CITIC Bank Corp., Ltd., H Shares (I)	310,800	180,980
China Coal Energy Company, Ltd., H Shares	179,000	72,642
China Communications Construction
Company, Ltd., H Shares	200,335	248,502
China Communications Services Corp., Ltd.,
H Shares	129,600	50,026
China Construction Bank Corp., H Shares	2,932,914	1,957,229
China COSCO Holdings Company, Ltd.,
H Shares (I)	115,631	73,705
China Everbright Bank Company, Ltd.,
H Shares	120,000	52,433
China Galaxy Securities Company, Ltd.,
H Shares	129,500	91,744
China Huishan Dairy
Holdings Company, Ltd. (L)	225,000	81,299
China Life Insurance Company, Ltd., H Shares	258,624	901,144
China Longyuan Power Group Corp., H Shares	99,000	107,077
China Medical System Holdings, Ltd.	37,300	42,934
China Mengniu Dairy Company, Ltd.	44,502	156,926
China Merchants Bank Company, Ltd.,
H Shares	159,323	388,319
China Minsheng Banking Corp., Ltd., H Shares	253,080	234,584
China National Building Material
Company, Ltd., H Shares	116,000	67,212
China Oilfield Services, Ltd., H Shares	56,000	56,447
China Pacific Insurance Group Company, Ltd.,
H Shares	103,500	386,091
China Petroleum & Chemical Corp., H Shares	881,361	539,872
China Railway Construction Corp., H Shares	113,000	167,167
China Railway Group, Ltd., H Shares	179,000	163,493
China Shenhua Energy Company, Ltd.,
H Shares	127,500	195,826
China Shipping Container Lines Company, Ltd.,
H Shares (I)	145,123	58,236
China Southern Airlines Company, Ltd.,
H Shares	64,000	46,899
China Telecom Corp., Ltd., H Shares	481,604	233,346
China Vanke Company, Ltd., H Shares	45,400	97,535
Chongqing Rural Commercial Bank, H Shares	88,000	50,033

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CITIC Securities Company, Ltd., H Shares	75,500	$135,705
CNOOC, Ltd.	621,258	639,665
Country Garden Holdings Company, Ltd.	237,574	86,076
CSPC Pharmaceutical Group, Ltd.	144,000	126,787
Dalian Wanda Commercial Properties
Company, Ltd., H Shares (S)	20,500	118,180
Datang International Power Generation
Company, Ltd., H Shares	92,864	35,256
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	154,649
ENN Energy Holdings, Ltd.	26,000	125,209
Evergrande Real Estate Group, Ltd. (L)	232,959	133,120
Fosun International, Ltd.	60,000	103,603
Geely Automobile Holdings, Ltd.	75,000	35,949
GF Securities Company, Ltd., H Shares (I)	32,600	59,443
GOME Electrical Appliances Holdings, Ltd.	386,127	58,958
Great Wall Motor Company, Ltd., H Shares	72,000	80,337
Guangzhou Automobile Group Company, Ltd.,
H Shares	101,650	82,983
Guangzhou R&F Properties Company, Ltd.,
H Shares	43,600	39,667
Haitong Securities Company, Ltd., H Shares	113,200	164,958
Hengan International Group Company, Ltd.	25,000	244,293
Huaneng Power International, Inc., H Shares	149,436	161,804
Huatai Securities Company, Ltd.,
H Shares (I)(S)	29,600	59,061
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,605,735	1,505,343
Jiangsu Expressway Company, Ltd., H Shares	81,145	103,942
Jiangxi Copper Company, Ltd., H Shares	54,075	65,936
Kingsoft Corp., Ltd.	23,000	45,274
Lenovo Group, Ltd.	217,436	183,818
Longfor Properties Company, Ltd.	53,600	67,868
New China Life Insurance Company, Ltd.,
H Shares	24,900	107,936
PetroChina Company, Ltd., H Shares	734,261	511,342
PICC Property & Casualty Company, Ltd.,
H Shares	126,242	247,269
Ping An Insurance Group Company of
China, Ltd., H Shares	179,290	895,909
Semiconductor
Manufacturing International Corp. (I)	839,000	76,168
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	50,716
Shanghai Electric Group Company, Ltd.,
H Shares	144,864	79,251
Shenzhou International Group Holdings, Ltd.	24,000	124,350
Shui On Land, Ltd.	188,275	43,460
Sino-Ocean Land Holdings, Ltd.	177,213	96,980
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares (I)	269,901	103,493
Sinopharm Group Company, Ltd., H Shares	30,000	105,520
SOHO China, Ltd.	140,000	54,588
Tencent Holdings, Ltd.	181,000	3,051,043
The People’s Insurance Company Group of
China, Ltd., H Shares	226,000	110,912
Tingyi Cayman Islands Holding Corp.	76,000	121,400
Tsingtao Brewery Company, Ltd., H Shares	12,000	52,781
Want Want China Holdings, Ltd.	243,000	200,160
Weichai Power Company, Ltd., H Shares	39,360	36,825
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	51,974
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	38,269
Zhejiang Expressway Company, Ltd., H Shares	103,718	113,295

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	18,000	$133,939
Zijin Mining Group Company, Ltd., H Shares	285,469	74,890
ZTE Corp., H Shares	48,487	110,905
		20,970,359
Colombia - 0.1%
Bancolombia SA, ADR	18,325	590,065
Ecopetrol SA, ADR	8,500	73,100
		663,165
Czech Republic - 0.1%
CEZ AS	6,817	141,794
Komercni Banka AS	688	149,118
		290,912
Denmark - 1.3%
AP Moeller - Maersk A/S, Class A	120	180,757
AP Moeller - Maersk A/S, Class B	245	377,663
Carlsberg A/S, Class B	4,179	321,120
Coloplast A/S, Class B	4,165	295,294
Danske Bank A/S	24,066	727,283
DSV A/S	7,635	285,297
ISS A/S	3,189	105,928
Novo Nordisk A/S, B Shares	69,778	3,765,540
Novozymes A/S, B Shares	8,960	391,034
Pandora A/S	4,127	482,112
TDC A/S	31,300	161,425
Tryg A/S	4,500	87,432
Vestas Wind Systems A/S	8,020	416,952
William Demant Holdings A/S (I)	1,000	83,078
		7,680,915
Egypt - 0.0%
Commercial International Bank Egypt SAE	33,012	222,509
Global Telecom Holding SAE (I)	23,717	5,699
Talaat Moustafa Group	51,769	44,766
		272,974
Finland - 0.6%
Elisa OYJ	6,060	204,994
Fortum OYJ	16,798	248,543
Kone OYJ, Class B	11,934	454,184
Metso OYJ	4,686	97,482
Neste OYJ	4,388	100,990
Nokia OYJ	130,416	891,763
Nokian Renkaat OYJ	3,680	119,128
Orion OYJ, Class B	2,574	97,402
Sampo OYJ, A Shares	15,692	759,452
Stora Enso OYJ, R Shares	20,482	154,978
UPM-Kymmene OYJ	19,972	299,796
Wartsila OYJ Abp	6,451	255,992
		3,684,704
France - 7.1%
Accor SA	7,802	365,816
Aeroports de Paris	1,056	119,857
Air Liquide SA	11,963	1,418,248
Airbus Group NV	20,438	1,210,346
Alcatel-Lucent (I)	102,269	377,344
Alstom SA (I)	8,387	259,421
Arkema SA	2,630	170,472
Atos SE	3,139	241,285
AXA SA	68,098	1,653,358
BNP Paribas SA	37,218	2,191,188

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Bollore SA (I)	30,439	$148,404
Bouygues SA	6,726	238,699
Bureau Veritas SA	8,832	186,447
Cap Gemini SA	5,485	489,828
Carrefour SA	21,689	642,788
Casino Guichard Perrachon SA	2,363	125,842
Christian Dior SE	2,157	404,126
Cie de Saint-Gobain	16,928	734,685
Cie Generale des Etablissements Michelin	6,997	640,190
CNP Assurances	6,491	90,192
Credit Agricole SA	38,695	445,487
Danone SA	20,307	1,281,849
Dassault Systemes	4,847	358,220
Edenred	6,721	110,054
Electricite de France SA	9,425	166,423
Engie	51,349	830,856
Essilor International SA	7,090	866,178
Eurazeo SA	1,449	96,510
Eutelsat Communications SA	5,923	181,666
Fonciere Des Regions	1,157	100,885
Gecina SA	1,027	125,245
Groupe Eurotunnel SE	16,415	223,647
Hermes International	908	330,526
ICADE	923	62,624
Iliad SA	983	198,854
Imerys SA	1,144	73,494
JCDecaux SA (I)	2,889	105,019
Kering	2,659	435,265
Klepierre	7,623	345,494
L’Oreal SA	8,875	1,542,608
Lagardere SCA	4,134	114,550
Legrand SA, ADR	9,501	505,485
LVMH Moet Hennessy Louis Vuitton SE	9,897	1,684,905
Natixis SA	36,204	200,455
Numericable-SFR SAS (I)	3,352	155,179
Orange SA	67,652	1,025,560
Pernod Ricard SA	7,456	752,824
Peugeot SA (I)	13,635	206,606
Publicis Groupe SA	6,738	460,496
Remy Cointreau SA	873	57,372
Renault SA	6,573	474,263
Rexel SA	10,105	124,399
Safran SA	10,522	791,171
Sanofi	41,729	3,972,626
Schneider Electric SE	623	34,448
Schneider Electric SE	18,892	1,057,940
SCOR SE	6,688	240,169
Societe BIC SA	1,262	196,103
Societe Generale SA	25,543	1,141,548
Sodexo SA	3,571	296,303
Suez Environnement Company	10,572	189,973
Technip SA	3,982	188,444
Thales SA	3,128	218,101
Total SA (L)	76,402	3,436,800
Unibail-Rodamco SE	3,559	922,441
Valeo SA	2,773	376,512
Vallourec SA	3,926	34,877
Veolia Environnement SA	15,809	360,544
Vinci SA	16,793	1,067,850
Vivendi SA	44,204	1,047,274
Wendel SA, ADR	1,458	170,947
Zodiac Aerospace	6,450	148,094
		41,243,699

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany - 6.0%
adidas AG	7,272	$586,325
Allianz SE	15,840	2,488,366
Axel Springer SE	1,565	87,517
BASF SE	32,440	2,481,134
Bayer AG	28,730	3,686,033
Bayerische Motoren Werke AG	11,777	1,027,463
Beiersdorf AG	3,496	309,891
Brenntag AG	5,628	303,654
Commerzbank AG (I)	37,619	397,326
Continental AG	3,759	802,874
Daimler AG	33,397	2,431,418
Deutsche Bank AG	49,093	1,324,889
Deutsche Boerse AG	6,708	578,528
Deutsche Lufthansa AG (I)	9,293	129,367
Deutsche Post AG	34,570	957,698
Deutsche Telekom AG	109,827	1,955,098
Deutsche Wohnen AG	11,387	304,541
E.ON SE	72,693	623,814
Evonik Industries AG	4,913	164,501
Fraport AG Frankfurt Airport
Services Worldwide	1,295	80,074
Fresenius Medical Care AG & Company KGaA	7,543	589,526
Fresenius SE & Company KGaA	13,022	874,143
GEA Group AG	6,518	248,535
Hannover Rueck SE	2,242	229,652
HeidelbergCement AG	5,140	352,976
Henkel AG & Company KGaA	3,877	342,682
Hugo Boss AG	2,319	260,751
Infineon Technologies AG	39,273	441,252
K+S AG	6,726	225,681
Kabel Deutschland Holding AG	825	107,587
Lanxess AG	3,216	150,584
Linde AG	6,527	1,060,151
Man SE	2,251	229,308
Merck KGaA	4,708	416,831
Metro AG	6,304	174,419
Muenchener Rueckversicherungs AG	5,730	1,070,167
Osram Licht AG	2,942	152,421
ProSiebenSat.1 Media SE	8,078	396,516
RWE AG	18,018	204,753
SAP SE	34,033	2,204,795
Siemens AG	27,490	2,455,887
Symrise AG	4,236	255,234
Telefonica Deutschland Holding AG	25,984	158,892
ThyssenKrupp AG	11,988	210,654
TUI AG	15,577	287,809
United Internet AG	4,782	242,441
Volkswagen AG	1,244	146,573
Vonovia SE	15,431	496,665
		34,707,396
Greece - 0.1%
Alpha Bank AE (I)	132,914	15,946
Eurobank Ergasias SA (I)	280,674	6,952
FF Group (I)	1,869	37,964
Hellenic Telecommunications Organization SA	8,503	74,713
JUMBO SA	5,651	49,768
National Bank of Greece SA (I)	56,908	24,458
OPAP SA	8,113	73,539
Piraeus Bank SA (I)	74,373	6,511
Titan Cement Company SA	2,489	56,674
		346,525

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong - 3.2%
AIA Group, Ltd.	416,800	$2,167,673
Alibaba Health Information Technology, Ltd. (I)	84,000	53,872
Alibaba Pictures Group, Ltd. (I)	350,000	78,216
ASM Pacific Technology, Ltd.	6,500	42,632
Beijing Enterprises Holdings, Ltd.	19,786	119,196
Beijing Enterprises Water Group, Ltd. (I)	152,000	106,324
BOC Hong Kong Holdings, Ltd.	143,328	422,714
Brilliance China Automotive Holdings, Ltd.	94,000	111,752
Cathay Pacific Airways, Ltd.	31,782	59,851
Cheung Kong Infrastructure Holdings, Ltd.	18,772	168,249
Cheung Kong Property Holdings, Ltd.	100,163	733,827
China Agri-Industries Holdings, Ltd. (I)	144,580	49,755
China Everbright International, Ltd.	86,000	120,815
China Everbright, Ltd.	56,216	129,111
China Gas Holdings, Ltd.	74,000	102,070
China Merchants Holdings
International Company, Ltd.	57,650	170,215
China Mobile, Ltd.	213,530	2,555,903
China Overseas Land & Investment, Ltd.	142,882	434,416
China Power International Development, Ltd.	111,000	72,406
China Resources Enterprises, Ltd.	49,484	92,069
China Resources Gas Group, Ltd.	18,000	46,457
China Resources Land, Ltd.	110,964	262,021
China Resources Power
Holdings Company, Ltd.	67,867	155,814
China State Construction
International Holdings, Ltd.	42,000	60,272
China Taiping Insurance
Holdings Company, Ltd. (I)	60,500	189,342
China Unicom Hong Kong, Ltd.	165,982	211,160
CITIC, Ltd.	43,967	80,271
CK Hutchison Holdings, Ltd.	100,163	1,302,884
CLP Holdings, Ltd.	64,900	554,828
COSCO Pacific, Ltd.	88,157	116,025
First Pacific Company, Ltd.	92,250	56,361
Franshion Properties China, Ltd.	74,000	18,717
Galaxy Entertainment Group, Ltd.	78,000	199,780
GCL-Poly Energy Holdings, Ltd. (I)	161,000	31,188
Goldin Properties Holdings, Ltd. (I)	50,000	45,278
Guangdong Investment, Ltd.	99,220	148,108
Haier Electronics Group Company, Ltd.	37,000	62,124
Hanergy Thin Film Power Groupd, Ltd. (I)	428,695	58,081
Hang Lung Properties, Ltd.	88,326	198,677
Hang Seng Bank, Ltd.	27,019	487,381
Henderson Land Development Company, Ltd.	40,687	243,295
HKT Trust & HKT, Ltd.	127,233	151,425
Hong Kong & China Gas Company, Ltd.	245,287	459,956
Hong Kong Exchanges and Clearing, Ltd.	39,264	900,755
Hysan Development Company, Ltd.	24,415	101,661
Kerry Properties, Ltd.	21,438	58,860
Kunlun Energy Company, Ltd.	118,000	84,787
Lee & Man Paper Manufacturing, Ltd.	36,000	18,269
Li & Fung Ltd.	211,600	162,093
MTR Corp., Ltd.	50,281	218,622
New World Development Company, Ltd.	134,718	131,200
Nine Dragons Paper Holdings, Ltd.	81,000	42,248
Noble Group, Ltd. (L)	116,038	33,953
NWS Holdings, Ltd.	53,471	70,484
PCCW, Ltd.	181,876	93,622
Power Assets Holdings, Ltd.	49,082	464,457
Shanghai Industrial Holdings, Ltd.	33,930	75,274
Shangri-La Asia, Ltd.	70,102	60,861
Shimao Property Holdings, Ltd.	64,000	96,715

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sino Biopharmaceutical, Ltd.	64,000	$79,255
Sino Land Company, Ltd.	132,430	201,639
SJM Holdings, Ltd.	83,000	59,093
Sun Art Retail Group, Ltd.	86,000	66,145
Sun Hung Kai Properties, Ltd.	57,130	745,164
Swire Pacific, Ltd., Class A	22,163	248,415
Swire Properties, Ltd.	43,628	120,924
Techtronic Industries Company, Ltd.	49,000	182,675
The Bank of East Asia, Ltd.	49,424	166,170
The Link REIT	86,244	474,810
The Wharf Holdings, Ltd.	56,876	320,917
WH Group, Ltd. (I)(S)	125,803	62,607
Wheelock & Company, Ltd.	35,000	152,002
Yue Yuen Industrial Holdings, Ltd.	20,067	74,659
		18,498,847
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC	1,549	67,503
OTP Bank PLC	9,034	174,389
		241,892
India - 1.8%
Adani Ports and Special Economic Zone, Ltd.	28,840	131,748
Asian Paints, Ltd.	10,113	129,829
Aurobindo Pharma, Ltd.	9,153	107,760
Bajaj Auto, Ltd.	2,923	103,498
Bharti Airtel, Ltd. (I)	16,512	89,634
Bharti Airtel, Ltd.	42,144	217,417
Cipla, Ltd.	12,134	117,936
Coal India, Ltd.	24,417	121,145
Dr. Reddy’s Laboratories, Ltd., ADR	6,754	431,648
Eicher Motors, Ltd.	425	115,553
GAIL India, Ltd., GDR	2,800	76,405
HCL Technologies, Ltd.	19,756	297,142
Hindustan Unilever, Ltd.	25,000	311,112
Housing Development Finance Corp., Ltd.	46,000	851,739
ICICI Bank, Ltd., ADR	61,330	513,945
Infosys, Ltd., ADR	97,348	1,858,373
ITC, Ltd.	65,000	326,125
Larsen & Toubro, Ltd.	11,107	248,762
Larsen & Toubro, Ltd., GDR (S)	12,019	268,478
Lupin, Ltd.	7,740	240,416
Mahindra & Mahindra, Ltd., GDR	11,560	222,907
Oil & Natural Gas Corp., Ltd.	29,798	104,660
Reliance Capital, Ltd., GDR (L)(S)	4,327	24,792
Reliance Communication, Ltd., GDR (I)(S)	90,892	93,955
Reliance Industries, Ltd., GDR (S)	42,120	1,095,578
Reliance Infrastructure, Ltd., GDR (S)	1,988	31,610
State Bank of India, GDR	5,224	190,235
Sun Pharmaceutical Industries, Ltd. (I)	29,657	393,611
Tata Consultancy Services, Ltd.	14,500	572,500
Tata Motors, Ltd., ADR (I)	16,666	374,985
Tata Steel, Ltd., GDR	11,000	36,306
Ultratech Cement, Ltd., GDR	1,026	41,787
United Spirits, Ltd. (I)	2,025	95,377
Vedanta, Ltd., ADR	9,500	49,210
Wipro Ltd., ADR (L)	44,749	549,965
Zee Entertainment Enterprises, Ltd.	20,071	120,279
		10,556,422
Indonesia - 0.4%
Adaro Energy Tbk PT	315,000	11,552
Astra Agro Lestari Tbk PT	17,500	21,710
Astra International Tbk PT	805,000	288,341

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Bank Central Asia Tbk PT	428,500	$359,759
Bank Danamon Indonesia Tbk PT	200,286	39,640
Bank Mandiri Persero Tbk PT	357,837	194,108
Bank Negara Indonesia Persero Tbk PT	276,500	78,331
Bank Rakyat Indonesia Persero Tbk PT	386,000	228,549
Berlian Laju Tanker Tbk PT (I)	128,000	0
Charoen Pokphand Indonesia Tbk PT	276,000	37,793
Gudang Garam Tbk PT	26,000	74,638
Indocement Tunggal Prakarsa Tbk PT	53,500	60,241
Indofood Sukses Makmur Tbk PT	253,500	95,403
Kalbe Farma Tbk PT	855,000	80,450
Perusahaan Gas Negara Persero Tbk PT	480,500	83,146
Semen Indonesia Persero Tbk PT	111,000	68,649
Tambang Batubara Bukit Asam Persero Tbk PT	36,500	14,057
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	349,012
Telekomunikasi Indonesia Persero Tbk
PT, ADR	179	6,381
Unilever Indonesia Tbk PT	66,500	172,743
United Tractors Tbk PT	92,779	111,067
		2,375,570
Ireland - 0.7%
Bank of Ireland (I)	853,257	333,618
CRH PLC (I)	27,474	725,265
Experian PLC	35,808	574,833
Irish Bank Resolution Corp., Ltd (I)	38,483	0
James Hardie Industries PLC	16,532	199,560
Kerry Group PLC, Class A	5,738	431,675
Ryanair Holdings PLC, ADR	1,921	150,414
Shire PLC	20,905	1,429,102
		3,844,467
Israel - 0.5%
Bank Hapoalim BM	44,835	225,615
Bank Leumi Le-Israel BM (I)	54,437	203,195
Bezeq The
Israeli Telecommunication Corp., Ltd.	65,229	124,835
Delek Group, Ltd.	163	35,631
Israel Chemicals, Ltd.	16,931	87,125
Israel Corp., Ltd.	93	22,301
Mizrahi Tefahot Bank, Ltd.	5,543	65,544
NICE Systems, Ltd.	2,975	166,626
Teva Pharmaceutical Industries, Ltd.	29,726	1,679,939
		2,610,811
Italy - 1.7%
Assicurazioni Generali SpA	40,662	743,964
Atlantia SpA	14,314	400,403
Banca Monte dei Paschi di Siena SpA (I)	76,120	135,637
Banco Popolare SC (I)	12,613	186,616
Enel Green Power SpA	77,743	147,002
Enel SpA	229,224	1,022,801
Eni SpA	88,590	1,393,559
EXOR SpA	3,038	132,442
Finmeccanica SpA (I)	17,213	215,556
Intesa Sanpaolo SpA	447,752	1,581,782
Intesa Sanpaolo SpA	42,950	138,402
Luxottica Group SpA	6,760	468,501
Mediobanca SpA	18,489	181,909
Pirelli & C. SpA	10,659	178,369
Prysmian SpA	7,382	152,582
Saipem SpA (I)(L)	10,004	80,218
Snam SpA	77,890	400,036
Telecom Italia SpA (I)	379,537	467,715

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Telecom Italia SpA	233,394	$239,372
Terna Rete Elettrica Nazionale SpA	57,188	277,948
UniCredit SpA	160,396	999,946
Unione di Banche Italiane SCpA	27,462	194,857
UnipolSai SpA	31,557	68,621
		9,808,238
Japan - 16.1%
ABC-Mart, Inc.	700	39,133
Acom Company, Ltd. (I)	10,000	51,169
Advantest Corp.	6,000	43,139
Aeon Company, Ltd.	22,200	344,409
AEON Financial Service Company, Ltd	4,900	96,951
Aeon Mall Company, Ltd.	3,300	50,692
Air Water, Inc.	5,000	75,104
Aisin Seiki Company, Ltd.	6,300	211,377
Ajinomoto Company, Inc.	20,000	421,760
Alfresa Holdings Corp.	5,200	88,803
Amada Company, Ltd.	12,000	91,495
ANA Holdings, Inc.	34,000	95,248
Aozora Bank, Ltd.	49,000	169,947
Asahi Glass Company, Ltd.	30,000	175,300
Asahi Group Holdings, Ltd.	14,700	476,916
Asahi Kasei Corp.	46,000	324,366
Asics Corp.	5,900	140,622
Astellas Pharma, Inc.	75,100	972,101
Bandai Namco Holdings, Inc.	6,199	143,871
Benesse Holdings, Inc.	2,400	64,167
Bridgestone Corp.	23,700	820,166
Brother Industries, Ltd.	9,200	110,897
Calbee, Inc.	3,600	116,496
Canon, Inc.	36,700	1,061,640
Casio Computer Company, Ltd. (L)	6,700	121,952
Central Japan Railway Company	5,000	806,139
Chiyoda Corp.	6,000	41,002
Chubu Electric Power Company, Inc.	21,100	311,103
Chugai Pharmaceutical Company, Ltd.	8,600	264,134
Citizen Holdings Company, Ltd.	8,800	60,819
Credit Saison Company, Ltd.	5,000	90,836
Dai Nippon Printing Comapany, Ltd.	22,000	212,572
Daicel Corp.	12,534	153,865
Daihatsu Motor Company, Ltd.	8,000	92,539
Daiichi Sankyo Company, Ltd.	21,400	371,332
Daikin Industries Ltd.	8,500	476,731
Daito Trust Construction Company, Ltd.	2,600	264,172
Daiwa House Industry Company, Ltd.	21,000	520,608
Daiwa Securities Group, Inc.	60,900	394,054
Denso Corp.	17,200	728,573
Dentsu, Inc.	7,600	390,033
Don Quijote Holdings Company, Ltd.	3,700	139,400
East Japan Railway Company	11,500	969,055
Eisai Company, Ltd.	9,300	548,714
Electric Power Development Company, Ltd.	4,600	140,389
FamilyMart Company, Ltd.	1,700	77,508
FANUC Corp.	7,100	1,092,255
Fast Retailing Company, Ltd.	1,900	772,843
Fuji Electric Company, Ltd.	17,000	61,653
Fuji Heavy Industries, Ltd.	21,000	755,674
FUJIFILM Holdings Corp.	16,900	631,759
Fujitsu, Ltd.	70,000	304,486
Fukuoka Financial Group, Inc.	29,000	138,123
GungHo Online Entertainment, Inc. (L)	13,000	38,616
Hakuhodo DY Holdings, Inc.	9,900	93,860
Hamamatsu Photonics KK	5,400	122,208

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hankyu Hanshin Holdings, Inc.	43,000	$262,991
Hikari Tsushin, Inc.	700	48,995
Hino Motors, Ltd.	10,000	101,908
Hirose Electric Company, Ltd.	865	94,167
Hisamitsu Pharmaceutical Company, Inc.	2,400	80,250
Hitachi Chemical Company, Ltd.	3,700	51,050
Hitachi Construction Machinery Company, Ltd.	4,100	54,950
Hitachi High-Technologies Corp.	3,200	69,291
Hitachi Metals, Ltd.	9,000	104,516
Hitachi, Ltd.	166,000	837,641
Hokuhoku Financial Group, Inc.	53,000	121,353
Hokuriku Electric Power Company	6,300	84,735
Honda Motor Company, Ltd.	57,000	1,701,263
Hoya Corp.	14,400	471,627
Hulic Company, Ltd.	9,000	81,417
Ibiden Copany, Ltd.	4,400	57,602
Idemitsu Kosan Company, Ltd.	2,800	42,892
IHI Corp.	44,000	113,064
Iida Group Holdings Company, Ltd.	7,000	109,511
Inpex Corp.	31,000	277,163
Isetan Mitsukoshi Holdings, Ltd.	12,219	183,338
Isuzu Motors, Ltd.	23,000	230,967
ITOCHU Corp.	53,200	562,390
Itochu Techno-Solutions Corp.	1,600	34,124
J Front Retailing Company, Ltd.	9,000	145,787
Japan Airlines Company, Ltd.	4,000	141,540
Japan Airport Terminal Company, Ltd.	1,500	64,831
Japan Display, Inc. (I)	18,000	51,852
Japan Exchange Group, Inc.	20,000	292,365
Japan Prime Realty Investment Corp.	28	91,018
Japan Real Estate Investment Corp.	42	193,464
Japan Retail Fund Investment Corp.	75	145,114
Japan Tobacco, Inc.	38,300	1,188,073
JFE Holdings, Inc.	18,400	241,665
JGC Corp.	7,000	92,870
JSR Corp.	6,500	93,697
JTEKT Corp.	7,300	102,207
JX Holdings, Inc.	84,911	306,607
Kajima Corp.	33,000	175,127
Kakaku.com, Inc.	5,000	81,202
Kamigumi Company, Ltd.	9,000	73,747
Kaneka Corp.	11,829	87,110
Kansai Electric Power Company, Inc. (I)	24,500	272,372
Kansai Paint Company, Ltd.	7,000	95,203
Kao Corp.	17,500	793,290
Kawasaki Heavy Industries, Ltd.	50,000	172,617
KDDI Corp.	61,200	1,369,846
Keihan Electric Railway Company, Ltd.	17,000	113,386
Keikyu Corp.	18,000	143,277
Keio Corp.	20,000	142,189
Keisei Electric Railway Company, Ltd.	8,000	87,760
Keyence Corp.	1,599	714,079
Kikkoman Corp.	5,000	137,716
Kintetsu Corp.	62,000	222,694
Kirin Holdings Company, Ltd.	27,500	360,710
Kobe Steel, Ltd.	105,000	113,849
Koito Manufacturing Company, Ltd.	4,000	130,706
Komatsu, Ltd.	31,700	465,306
Konami Corp.	3,700	79,965
Konica Minolta, Inc.	14,500	152,754
Kubota Corp.	40,000	550,497
Kuraray Company, Ltd.	13,200	164,512
Kurita Water Industries Ltd.	4,400	93,417

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kyocera Corp.	11,600	$531,280
Kyowa Hakko Kirin Company, Ltd.	9,473	141,220
Kyushu Electric Power Company, Inc. (I)	16,300	177,840
Lawson, Inc.	2,100	154,944
Lixil Group Corp.	8,700	177,064
M3, Inc.	7,400	147,059
Mabuchi Motor Company, Ltd.	1,600	69,471
Makita Corp.	3,900	207,452
Marubeni Corp.	60,000	293,963
Marui Group Company, Ltd.	7,600	91,673
Maruichi Steel Tube, Ltd.	1,200	27,163
Mazda Motor Corp.	20,400	322,347
McDonald’s Holdings Company Japan, Ltd.	2,600	58,358
Medipal Holdings Corp.	5,490	87,110
MEIJI Holdings Company, Ltd.	4,000	293,322
Minebea Company, Ltd.	11,000	116,769
Miraca Holdings, Inc.	2,300	97,539
Mitsubishi Chemical Holdings Corp.	50,500	263,690
Mitsubishi Corp.	48,700	798,269
Mitsubishi Electric Corp.	67,000	613,756
Mitsubishi Estate Company, Ltd.	43,000	878,383
Mitsubishi Gas & Chemicals Company, Inc.	14,829	68,452
Mitsubishi Heavy Industries, Ltd.	112,000	500,891
Mitsubishi Logistics Corp.	5,943	68,915
Mitsubishi Materials Corp.	39,000	118,499
Mitsubishi Motors Corp.	24,700	188,913
Mitsubishi Tanabe Pharma Corp.	7,000	123,534
Mitsubishi UFJ Financial Group, Inc.	442,200	2,671,879
Mitsubishi UFJ Lease &
Finance Company, Ltd.	17,600	77,536
Mitsui & Company, Ltd.	58,200	654,139
Mitsui Chemicals, Inc	25,000	80,124
Mitsui Fudosan Company, Ltd.	34,000	931,987
Mitsui OSK Lines, Ltd.	47,000	112,896
Mixi, Inc.	1,800	61,601
Mizuho Financial Group, Inc.	812,900	1,520,612
MS&AD Insurance Group Holdings, Inc.	17,100	458,791
Murata Manufacturing Company, Ltd.	7,300	942,974
Nabtesco Corp.	3,900	71,253
Nagoya Railroad Co Ltd.	30,000	117,895
NEC Corp.	95,000	292,487
Nexon Company, Ltd.	4,100	54,815
NGK Insulators, Ltd.	9,000	172,219
NGK Spark Plug Company, Ltd.	5,000	114,779
NH Foods, Ltd.	5,238	106,891
NHK Spring Company, Ltd.	4,600	44,604
Nidec Corp.	7,900	543,251
Nikon Corp.	13,700	165,680
Nintendo Company, Ltd.	3,600	606,786
Nippon Building Fund, Inc.	48	232,264
Nippon Electric Glass Company, Ltd.	14,000	67,623
Nippon Express Company, Ltd.	30,000	143,351
Nippon Paint Holdings Company, Ltd.	6,000	104,939
Nippon Prologis REIT, Inc.	60	108,869
Nippon Steel & Sumitomo Metal Corp.	26,900	490,192
Nippon Telegraph & Telephone Corp.	27,100	954,561
Nippon Yusen KK	55,000	127,459
Nissan Motor Company, Ltd.	90,300	830,272
Nisshin Seifun Group, Inc.	7,400	107,606
Nissin Foods Holdings Company, Ltd.	2,200	101,207
Nitori Holdings Company, Ltd.	2,600	203,591
Nitto Denko Corp.	6,000	359,356
NOK Corp.	3,800	82,216

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nomura Holdings, Inc.	125,400	$727,867
Nomura Real Estate Holdings, Inc.	4,500	90,468
Nomura Research Institute, Ltd.	3,520	135,123
NSK, Ltd.	17,815	172,681
NTT Data Corp.	4,500	226,875
NTT DOCOMO, Inc.	48,900	824,799
NTT Urban Development Corp.	2,200	20,272
Obayashi Corp.	27,000	230,369
Odakyu Electric Railway Company, Ltd.	23,000	207,125
OJI Holdings Corp.	30,000	128,766
Olympus Corp.	9,000	280,785
Omron Corp.	7,100	213,726
Ono Pharmaceutical Company, Ltd.	2,900	343,840
Oracle Corp. Japan	1,500	63,344
ORIX Corp.	47,800	616,589
Osaka Gas Company, Ltd.	69,000	261,608
Otsuka Corp.	2,200	107,192
Otsuka Holdings Company, Ltd.	14,400	459,814
Panasonic Corp.	78,000	789,370
Park24 Company, Ltd.	5,000	93,839
Rakuten, Inc.	32,500	415,430
Recruit Holdings Company, Ltd.	5,000	149,922
Resona Holdings, Inc.	82,100	418,320
Ricoh Company, Ltd.	24,000	242,230
Rinnai Corp.	1,200	91,555
Rohm Company, Ltd.	3,800	168,987
Sankyo Company, Ltd.	1,900	67,595
Sanrio Company, Ltd.	1,700	46,439
Santen Pharmaceutical Company, Ltd.	14,000	187,959
SBI Holdings, Inc.	8,013	90,538
Secom Company, Ltd.	7,700	463,082
SEGA Sammy Holdings, Inc.	6,900	67,335
Seibu Holdings, Inc.	4,000	81,061
Seiko Epson Corp.	9,400	132,973
Sekisui Chemical Company, Ltd.	17,000	178,934
Sekisui House, Ltd.	20,000	313,278
Seven & I Holdings Company, Ltd.	26,100	1,191,025
Seven Bank Ltd.	20,400	88,293
Sharp Corp. (I)(L)	41,000	47,023
Shikoku Electric Power Company, Inc.	6,400	104,372
Shimadzu Corp.	9,000	129,935
Shimamura Company, Ltd.	700	75,400
Shimano, Inc.	2,600	365,289
Shimizu Corp.	20,000	171,724
Shin-Etsu Chemical Company, Ltd.	14,600	748,748
Shinsei Bank, Ltd.	69,000	141,840
Shionogi & Company, Ltd.	11,100	397,881
Shiseido Company, Ltd.	14,200	309,655
Showa Shell Sekiyu KK	6,845	53,958
SMC Corp.	2,000	437,917
SoftBank Group Corp.	33,700	1,558,282
Sompo Japan Nipponkoa Holdings, Inc.	11,500	334,016
Sony Corp.	44,000	1,078,534
Sony Financial Holdings, Inc.	5,800	95,195
Stanley Electric Company, Ltd.	4,500	89,782
Sumitomo Chemical Company, Ltd.	49,000	247,780
Sumitomo Corp.	41,300	399,388
Sumitomo Dainippon Pharma Company, Ltd.	7,200	71,979
Sumitomo Electric Industries, Ltd.	26,500	339,019
Sumitomo Heavy Industries, Ltd.	20,010	79,291
Sumitomo Metal Mining Company, Ltd.	17,000	193,116
Sumitomo Mitsui Financial Group, Inc.	44,000	1,668,494
Sumitomo Mitsui Trust Holdings, Inc.	117,000	428,810

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Realty &
Development Company, Ltd.	13,000	$413,757
Sumitomo Rubber Industries, Ltd.	7,100	98,556
Suntory Beverage & Food, Ltd.	5,000	192,095
Suruga Bank, Ltd.	6,000	111,645
Suzuken Company, Ltd.	2,640	88,036
Suzuki Motor Corp.	13,000	399,749
Sysmex Corp.	4,800	253,496
T&D Holdings, Inc.	18,800	222,063
Taiheiyo Cement Corp.	42,000	125,847
Taisei Corp.	37,000	241,206
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	68,987
Taiyo Nippon Sanso Corp.	7,100	67,451
Takashimaya Company, Ltd.	11,181	90,341
Takeda Pharmaceutical Company, Ltd.	27,200	1,193,325
TDK Corp.	4,000	226,231
Teijin, Ltd.	32,000	97,200
Terumo Corp.	11,800	333,972
The Bank of Kyoto, Ltd.	13,000	132,220
The Bank of Yokohama, Ltd.	44,000	267,433
The Chiba Bank, Ltd.	22,000	156,224
The Chugoku Bank, Ltd.	6,000	89,049
The Chugoku Electric Power Company, Inc.	12,400	170,911
The Dai-ichi Life Insurance Company, Ltd.	37,100	590,626
The Gunma Bank, Ltd.	14,000	89,606
The Hachijuni Bank, Ltd.	13,000	92,277
The Hiroshima Bank, Ltd.	14,000	80,910
The Iyo Bank, Ltd.	10,000	114,957
The Joyo Bank, Ltd.	23,000	121,168
The Oriental Land Company, Ltd.	7,200	402,070
The Shizuoka Bank, Ltd.	17,000	170,609
The Yokohama Rubber Company, Ltd.	5,000	88,186
THK Company, Ltd.	4,000	63,714
Tobu Railway Company, Ltd.	40,000	171,828
Toho Company, Ltd.	4,567	104,098
Toho Gas Company, Ltd.	14,000	82,555
Tohoku Electric Power Company, Inc.	18,500	250,703
Tokio Marine Holdings, Inc.	23,300	870,488
Tokyo Electric Power Company, Inc. (I)	54,500	364,040
Tokyo Electron, Ltd.	5,800	273,848
Tokyo Gas Company, Ltd.	78,000	377,311
Tokyo Tatemono Company, Ltd.	7,500	89,424
Tokyu Corp.	44,000	322,899
Tokyu Fudosan Holdings Corp.	15,000	99,803
TonenGeneral Sekiyu KK	10,000	96,909
Toppan Printing Company, Ltd.	16,000	128,888
Toray Industries, Inc.	49,000	423,617
Toshiba Corp.	138,000	347,658
TOTO Ltd.	4,500	140,236
Toyo Seikan Group Holdings, Ltd.	4,800	76,404
Toyo Suisan Kaisha, Ltd.	4,000	151,648
Toyoda Gosei Company, Ltd.	2,466	48,469
Toyota Industries Corp.	6,100	290,170
Toyota Motor Corp.	95,100	5,567,907
Toyota Tsusho Corp.	7,900	166,518
Trend Micro, Inc.	4,000	141,297
Unicharm Corp.	12,900	228,483
United Urban Investment Corp.	85	113,517
USS Company, Ltd.	7,770	129,231
West Japan Railway Company	6,100	382,323
Yahoo Japan Corp.	52,400	199,486
Yakult Honsha Company, Ltd.	2,843	141,617
Yamada Denki Company, Ltd.	19,300	77,808

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yamaguchi Financial Group, Inc.	7,000	$85,806
Yamaha Corp.	6,700	148,393
Yamaha Motor Company, Ltd.	8,100	162,958
Yamato Holdings Company, Ltd.	12,800	245,071
Yamazaki Baking Company, Ltd.	4,000	61,635
Yaskawa Electric Corp.	9,000	91,844
Yokogawa Electric Corp.	7,686	80,450
		92,975,076
Jersey, Channel Islands - 0.0%
Randgold Resources Ltd.	3,491	205,707
Luxembourg - 0.2%
ArcelorMittal	36,457	189,062
Millicom International Cellular SA	2,700	168,851
RTL Group SA	1,422	122,587
SES SA	11,632	367,100
Tenaris SA	16,418	197,384
		1,044,984
Macau - 0.1%
MGM China Holdings, Ltd.	35,912	41,835
Sands China, Ltd.	88,800	269,727
Wynn Macau, Ltd.	61,415	70,265
		381,827
Malaysia - 0.6%
AirAsia BHD	21,700	6,329
Alliance Financial Group BHD	53,600	40,899
AMMB Holdings BHD	59,087	61,408
Astro Malaysia Holdings BHD	78,000	50,007
Axiata Group BHD	92,890	122,698
Berjaya Sports Toto BHD	11,542	8,089
British American Tobacco Malaysia BHD	4,300	59,044
Bumi Armada BHD	83,400	17,605
CIMB Group Holdings BHD	178,448	181,242
Dialog Group BHD	166,000	60,613
DiGi.Com BHD	110,800	139,890
Felda Global Ventures Holdings BHD	39,000	13,321
Gamuda BHD	62,000	61,912
Genting BHD	72,900	120,710
Genting Malaysia BHD	105,700	99,879
Genting Plantations BHD	15,000	33,751
Hong Leong Bank BHD	20,060	60,022
Hong Leong Financial Group BHD	5,600	17,868
IHH Healthcare Bhd	71,800	97,462
IJM Corp. BHD	87,420	64,035
IOI Corp. BHD	114,466	105,940
IOI Properties Group BHD	66,770	30,134
Kuala Lumpur Kepong BHD	17,150	84,718
Lafarge Malaysia BHD	9,360	19,166
Malayan Banking BHD	185,313	361,519
Malaysia Airports Holdings BHD	34,427	41,198
Maxis BHD	67,200	100,248
MISC BHD	26,280	52,738
Petronas Chemicals Group BHD	99,800	139,564
Petronas Dagangan BHD	12,200	60,697
Petronas Gas BHD	21,200	106,247
PPB Group BHD	17,700	62,168
Public Bank BHD	97,378	388,288
RHB Capital BHD	18,637	25,259
Sapurakencana Petroleum BHD	80,300	34,468
Sime Darby BHD	102,681	181,857
Telekom Malaysia BHD	42,705	64,947
Tenaga Nasional BHD	124,350	340,102

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
UEM Sunrise BHD	36,187	$10,132
UMW Holdings BHD	25,500	43,602
YTL Corp. BHD	153,792	56,008
YTL Power International BHD	51,383	18,840
		3,644,624
Malta - 0.0%
BGP Holdings PLC (I)	271,827	13,061
Brait SE (I)	14,080	143,052
		156,113
Mexico - 1.0%
Alfa SAB de CV, Class A	97,680	189,987
America Movil SAB de CV, Series L	1,194,332	992,633
Arca Continental SAB de CV	7,500	42,236
Cemex SAB de CV (I)	452,431	315,807
Coca-Cola Femsa SAB de CV, Series L	15,312	106,465
Controladora Comercial Mexicana SAB de CV	20,600	59,735
El Puerto de Liverpool SAB de CV	4,600	59,717
Fibra Uno Administracion SA de CV	71,200	147,034
Fomento Economico Mexicano SAB de CV	69,820	624,233
Fresnillo PLC	7,504	67,221
Gantera SAB de CV	28,000	45,748
Gruma SAB de CV, Class B	6,000	82,520
Grupo Aeroportuario del Pacifico SAB de CV,
B Shares	18,400	160,001
Grupo Aeroportuario del Sureste SAB de CV,
B Shares	9,800	149,549
Grupo Bimbo SAB de CV, Series A (I)	63,384	160,439
Grupo Carso SAB de CV, Series A1	17,777	79,921
Grupo Financiero Banorte SAB de CV	94,062	461,382
Grupo Financiero Inbursa SAB de CV, Series O	64,238	132,733
Grupo Financiero Santander Mexico SAB
de CV, Class B	65,000	96,164
Grupo Mexico SAB de CV, Series B	132,866	321,380
Grupo Televisa SAB	91,626	477,184
Industrias Penoles SAB de CV	4,883	66,785
Kimberly-Clark de Mexico SAB
de CV, Class A	56,178	127,045
Mexichem SAB de CV	31,640	77,767
OHL Mexico SAB de CV (I)	27,000	34,818
Promotora y Operadora de Infraestructura
SAB de CV (I)	9,800	107,363
Wal-Mart de Mexico SAB de CV	199,088	491,216
		5,677,083
Netherlands - 2.5%
Aegon NV (L)	67,349	386,191
Akzo Nobel NV	8,523	554,333
Altice NV, Class A (I)	9,579	200,425
Altice NV, Class B (I)	3,193	71,233
ASML Holding NV	12,384	1,088,596
Delta Lloyd NV	4,971	41,770
Gemalto NV (L)	2,994	194,648
Heineken Holding NV	4,171	297,379
Heineken NV	8,722	706,212
ING Groep NV	134,847	1,910,457
Koninklijke Ahold NV	34,366	670,417
Koninklijke DSM NV	6,605	304,833
Koninklijke KPN NV	114,399	429,046
Koninklijke Philips NV	34,071	801,588
Koninklijke Vopak NV	2,830	113,153
NN Group NV	4,377	125,652
OCI NV (I)	3,633	93,195

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
QIAGEN NV (I)	8,422	$217,248
Randstad Holding NV	4,700	280,924
Royal Boskalis Westminster NV	2,648	115,910
Royal Dutch Shell PLC, A Shares	135,218	3,192,087
Royal Dutch Shell PLC, B Shares	86,119	2,036,300
TNT Express NV	12,285	93,747
Wolters Kluwer NV	11,636	358,848
		14,284,192
New Zealand - 0.1%
Auckland International Airport, Ltd.	32,864	102,881
Contact Energy, Ltd.	8,664	27,495
Fletcher Building, Ltd.	23,909	104,244
Meridian Energy, Ltd.	43,320	58,331
Mighty River Power, Ltd.	24,155	38,911
Ryman Healthcare, Ltd.	12,940	60,611
Spark New Zealand, Ltd.	63,312	120,989
		513,462
Norway - 0.4%
DNB ASA	34,358	447,148
Gjensidige Forsikring ASA	6,934	93,363
Norsk Hydro ASA	44,388	148,015
Orkla ASA	33,366	246,751
Statoil ASA	39,875	581,341
Telenor ASA	26,027	486,355
Yara International ASA	6,981	278,491
		2,281,464
Peru - 0.1%
Compania de Minas Buenaventura SA, ADR	7,964	47,465
Credicorp, Ltd.	2,734	290,788
Southern Copper Corp. (L)	6,974	186,345
		524,598
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	85,070	105,200
Aboitiz Power Corp.	72,200	66,813
Ayala Corp.	7,160	117,572
Ayala Land, Inc.	253,800	185,163
Bank of the Philippine Islands	29,885	51,398
BDO Unibank, Inc.	64,484	143,011
Energy Development Corp.	244,436	28,811
Globe Telecom, Inc.	970	48,820
JG Summit Holdings, Inc.	85,100	129,414
Jollibee Foods Corp.	18,900	78,104
Megaworld Corp.	564,000	52,795
Metropolitan Bank & Trust Company	46,417	81,091
Philippine Long Distance Telephone Company	3,730	174,910
SM Investments Corp.	5,535	105,508
SM Prime Holdings, Inc.	241,744	107,095
Universal Robina Corp.	30,280	124,496
		1,600,201
Poland - 0.3%
Alior Bank SA (I)	2,380	49,670
Bank Handlowy w Warszawie SA	1,164	24,804
Bank Millennium SA (I)	12,341	19,110
Bank Pekao SA	4,928	200,298
Bank Zachodni WBK SA (I)	1,033	79,901
Boryszew SA	2,380	3,069
CCC SA	1,215	52,482
Cyfrowy Polsat SA (I)	6,360	39,134
Enea SA	3,933	13,988
Energa SA	7,178	31,858

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Eurocash SA	2,447	$28,819
Grupa Lotos SA (I)	3,293	24,219
KGHM Polska Miedz SA	5,681	122,718
LPP SA	42	86,580
mBank (I)	525	47,990
Orange Polska SA	26,179	50,047
PGE Polska Grupa Energetyczna SA	26,654	94,704
Polski Koncern Naftowy Orlen SA	11,432	199,600
Polskie Gornictwo Naftowe i Gazownictwo SA	63,078	108,434
Powszechna Kasa Oszczednosci
Bank Polski SA (I)	30,479	236,336
Powszechny Zaklad Ubezpieczen SA (L)	2,300	236,150
Synthos SA	14,988	14,923
Tauron Polska Energia SA	37,474	32,368
		1,797,202
Portugal - 0.1%
Banco Comercial Portugues SA (I)	1,442,578	70,500
EDP - Energias de Portugal SA	84,624	310,024
Galp Energia SGPS SA	15,169	149,686
Jeronimo Martins SGPS SA	7,332	98,956
		629,166
Russia - 0.7%
Gazprom OAO, ADR	3,680	14,846
Gazprom OAO, ADR	251,662	1,021,748
Lukoil OAO, ADR	29,756	1,013,489
MMC Norilsk Nickel PJSC, ADR (I)	39,185	563,088
Mobile TeleSystems OJSC, ADR	20,264	146,306
NovaTek OAO, GDR	3,606	334,545
Rosneft OAO, GDR	39,131	144,825
Sberbank of Russia, ADR	40,000	196,800
Sberbank of Russia, ADR	34,900	173,356
Severstal PAO, GDR	4,250	45,097
Sistema JSFC, GDR (I)	3,202	22,117
Surgutneftegas OAO, ADR	22,274	133,644
Surgutneftegas OAO, ADR (I)	23,070	118,051
Tatneft OAO, ADR	7,986	223,950
Uralkali PJSC, GDR (I)	4,500	66,853
VTB Bank OSJC, GDR	50,760	102,815
		4,321,530
Singapore - 0.9%
Ascendas Real Estate Investment Trust	70,864	116,745
CapitaLand Commercial Trust	71,000	67,035
CapitaLand Mall Trust	90,402	120,883
CapitaLand, Ltd.	89,999	169,938
City Developments, Ltd.	14,000	75,858
ComfortDelGro Corp., Ltd.	70,000	141,413
DBS Group Holdings, Ltd.	62,194	709,904
Genting Singapore PLC	226,200	115,541
Global Logistic Properties, Ltd.	108,000	155,272
Golden Agri-Resources, Ltd.	284,496	66,128
Hutchison Port Holdings Trust	215,400	118,598
Jardine Cycle & Carriage, Ltd.	5,052	95,989
Keppel Corp., Ltd.	49,969	238,975
Oversea-Chinese Banking Corp., Ltd.	105,456	653,013
Sembcorp Industries, Ltd.	38,019	92,788
Sembcorp Marine, Ltd. (L)	36,999	59,734
Singapore Airlines, Ltd.	23,140	174,194
Singapore Exchange, Ltd.	37,000	183,036
Singapore Press Holdings, Ltd.	59,500	160,598
Singapore Technologies Engineering, Ltd.	54,000	113,291
Singapore Telecommunications, Ltd.	279,840	708,307

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
StarHub, Ltd.	21,000	$51,133
Suntec Real Estate Investment Trust	82,000	86,615
United Overseas Bank, Ltd.	44,650	583,000
UOL Group, Ltd.	25,367	107,401
Wilmar International, Ltd.	72,000	130,278
		5,295,667
South Africa - 1.6%
African Bank Investments, Ltd. (I)	52,291	1,170
African Rainbow Minerals, Ltd.	5,606	21,040
Anglo American Platinum, Ltd. (I)	2,632	43,606
AngloGold Ashanti, Ltd. (I)	14,430	116,472
Aspen Pharmacare Holdings, Ltd. (I)	11,866	252,479
Barclays Africa Group, Ltd.	12,071	148,422
Barloworld, Ltd.	7,676	41,889
Bidvest Group, Ltd.	11,166	263,523
Coronation Fund Managers, Ltd.	8,138	38,406
Discovery, Ltd.	16,606	165,215
Exxaro Resources, Ltd.	4,891	18,601
FirstRand, Ltd.	118,126	419,761
Gold Fields, Ltd.	29,492	77,633
Growthpoint Properties, Ltd.	79,206	146,753
Hyprop Investments, Ltd.	8,505	74,080
Impala Platinum Holdings, Ltd. (I)	22,733	63,136
Imperial Holdings, Ltd.	6,917	84,810
Investec PLC	19,237	147,295
Investec, Ltd.	7,953	60,869
Kumba Iron Ore, Ltd.	3,135	17,828
Liberty Holdings, Ltd.	4,754	43,435
Life Healthcare Group Holdings, Ltd.	40,397	103,920
Massmart Holdings, Ltd.	4,351	34,044
Mediclinic International, Ltd.	14,565	116,265
MMI Holdings, Ltd.	19,936	34,303
Mondi PLC	12,906	270,498
Mondi, Ltd.	4,137	86,742
Mr. Price Group, Ltd.	8,969	125,203
MTN Group, Ltd.	59,164	760,808
Naspers, Ltd.	13,874	1,738,790
Nedbank Group, Ltd.	7,167	113,816
Netcare, Ltd.	36,217	95,095
Pick n Pay Stores, Ltd.	7,147	34,281
Rand Merchant Insurance Holdings, Ltd.	31,391	94,001
Redefine Properties, Ltd.	121,172	102,423
Remgro, Ltd.	18,654	340,226
Resilient Property Income Fund, Ltd.	9,826	82,340
RMB Holdings, Ltd.	31,391	149,657
Sanlam, Ltd.	64,030	276,896
Sappi, Ltd. (I)	26,810	82,332
Sasol, Ltd.	19,396	543,335
Shoprite Holdings, Ltd.	16,492	187,298
Standard Bank Group, Ltd.	42,608	416,033
Steinhoff International Holdings, Ltd.	78,071	479,391
The Foschini Group, Ltd.	6,632	67,350
The SPAR Group, Ltd.	5,706	76,337
Tiger Brands, Ltd.	6,286	138,406
Truworths International, Ltd.	18,481	113,566
Vodacom Group, Ltd.	13,061	129,920
Woolworths Holdings, Ltd.	33,746	236,180
		9,275,879
South Korea - 2.9%
AMOREPACIFIC Corp.	1,183	385,502
AMOREPACIFIC Group	770	106,342
BNK Financial Group, Inc.	6,581	76,305

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Celltrion, Inc. (I)(L)	2,680	$154,341
Cheil Industries, Inc. (I)	2,007	249,624
Cheil Worldwide, Inc. (I)	3,910	60,412
CJ CheilJedang Corp.	326	105,043
CJ Corp.	456	101,824
Coway Company, Ltd.	1,930	136,569
Daelim Industrial Company, Ltd.	877	49,940
Daewoo Engineering &
Construction Company, Ltd. (I)	2,130	11,502
Daewoo International Corp.	1,626	28,606
Daewoo Securities Company, Ltd.	7,159	72,532
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	4,040	21,851
Daum Communications Corp.	874	93,114
DGB Financial Group, Inc.	4,763	42,356
Dongbu Insurance Company, Ltd.	1,810	93,874
Doosan Corp.	163	15,284
Doosan Heavy Industries and
Construction Company, Ltd.	2,030	36,367
Doosan Infracore Company, Ltd. (I)	4,470	24,927
E-Mart Company, Ltd.	817	159,409
GS Engineering & Construction Corp. (I)	1,468	30,607
GS Holdings Corp.	2,038	78,627
Hana Financial Group, Inc.	9,912	221,458
Hankook Tire Company, Ltd.	3,008	100,699
Hanon Systems	1,890	62,837
Hanssem Company, Ltd.	370	89,586
Hanwha Chemical Corp.	2,217	40,653
Hanwha Corp.	2,040	67,192
Hanwha Life Insurance Company, Ltd.	8,120	55,951
Hotel Shilla Company, Ltd.	1,190	115,988
Hyosung Corp.	1,033	98,675
Hyundai Department Store Company, Ltd.	494	55,980
Hyundai Development Company	2,360	108,981
Hyundai Engineering &
Construction Company, Ltd.	2,649	76,827
Hyundai Glovis Company, Ltd.	539	102,165
Hyundai Heavy Industries Company, Ltd. (I)	1,587	129,944
Hyundai Marine & Fire
Insurance Company, Ltd.	2,650	67,614
Hyundai Merchant Marine Company, Ltd. (I)	2,712	14,147
Hyundai Mipo Dockyard Company, Ltd. (I)	513	28,947
Hyundai Mobis Company, Ltd.	2,332	456,295
Hyundai Motor Company	5,356	744,271
Hyundai Steel Company	2,189	95,415
Hyundai Wia Corp.	644	70,376
Industrial Bank of Korea	7,080	81,542
Kangwon Land, Inc.	4,000	142,966
KB Financial Group, Inc.	10,980	326,378
KB Financial Group, Inc., ADR	2,772	81,469
KCC Corp.	196	68,475
KEPCO Plant Service &
Engineering Company, Ltd.	700	71,647
Kia Motors Corp.	8,934	404,989
Korea Aerospace Industries, Ltd.	1,710	98,500
Korea Electric Power Corp.	6,370	262,628
Korea Electric Power Corp., ADR	4,277	87,636
Korea Gas Corp.	1,166	39,160
Korea Investment Holdings Company, Ltd.	1,170	60,514
Korea Zinc Company, Ltd.	339	133,307
Korean Air Lines Company, Ltd. (I)	1,090	28,890
KT Corp. (I)	2,633	68,422
KT&G Corp.	3,640	342,762

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Kumho Petrochemical Company, Ltd.	614	$27,628
LG Chem, Ltd.	1,568	380,081
LG Corp.	3,654	188,127
LG Display Company, Ltd.	7,650	146,046
LG Display Company, Ltd., ADR	2,417	22,962
LG Electronics, Inc.	3,460	133,655
LG Household & Health Care, Ltd.	362	261,976
LG Innotek Company, Ltd.	210	15,670
LG Uplus Corp.	6,602	67,577
Lotte Chemical Corp.	562	128,787
Lotte Confectionery Company, Ltd.	20	37,142
Lotte Shopping Company, Ltd.	410	99,091
LS Corp.	793	23,064
LS Industrial Systems Company, Ltd.	735	28,246
Mirae Asset Securities Company, Ltd.	919	21,749
NAVER Corp.	965	418,266
NCSoft Corp.	632	101,046
NH Investment & Securities Company, Ltd.	3,944	33,343
OCI Company, Ltd.	650	45,472
Orion Corp.	143	113,876
POSCO	2,241	316,866
S-1 Corp.	810	63,823
S-Oil Corp.	1,778	94,611
Samsung Card Company, Ltd.	1,490	45,626
Samsung Electro-Mechanics Company, Ltd.	2,318	126,337
Samsung Electronics Company, Ltd.	3,886	3,728,438
Samsung Fire & Marine
Insurance Company, Ltd.	1,090	257,395
Samsung Heavy Industries Company, Ltd.	6,270	65,384
Samsung Life Insurance Company, Ltd.	3,008	251,545
Samsung SDI Company, Ltd.	1,793	164,957
Samsung SDS Company, Ltd.	930	226,727
Samsung Securities Company, Ltd.	2,498	96,417
Shinhan Financial Group Company, Ltd.	14,125	493,980
Shinhan Financial Group Company, Ltd., ADR	350	12,180
Shinsegae Company, Ltd.	197	39,446
SK Holdings Company, Ltd.	1,335	275,566
SK Hynix, Inc.	19,510	556,435
SK Innovation Company, Ltd. (I)	2,274	189,397
SK Networks Company, Ltd.	3,090	18,011
SK Telecom Company, Ltd.	257	57,012
Woori Bank	12,174	96,751
Yuhan Corp.	350	72,021
		16,780,973
Spain - 2.5%
Abertis Infraestructuras SA	16,574	262,240
ACS Actividades de Construccion
y Servicios SA	7,033	202,355
Aena SA (I)(S)	2,372	262,379
Amadeus IT Holding SA, A Shares	15,517	664,832
Banco Bilbao Vizcaya Argentaria SA	224,319	1,896,814
Banco de Sabadell SA (L)	173,919	320,110
Banco Popular Espanol SA	62,052	226,681
Banco Santander SA	508,598	2,704,440
Banco Santander SA, ADR	21,368	97,933
Bankia SA	160,432	208,218
Bankinter SA	23,159	170,617
CaixaBank SA	91,221	352,047
Distribuidora Internacional
de Alimentacion SA (I)	23,600	142,864
Enagas SA	7,812	224,014
Endesa SA	10,933	230,561
Ferrovial SA	15,351	367,200

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Gas Natural SDG SA	12,174	$237,542
Grifols SA	4,281	177,003
Grifols SA, B Shares	427	13,081
Iberdrola SA	194,365	1,295,104
Industria de Diseno Textil SA	38,334	1,285,402
Mapfre SA	37,878	99,045
Red Electrica Corp. SA	4,146	344,268
Repsol SA	37,203	433,907
Telefonica SA	158,793	1,926,485
Zardoya Otis SA	5,962	64,429
		14,209,571
Sweden - 2.1%
Alfa Laval AB	10,314	168,849
Assa Abloy AB, B Shares	34,221	613,780
Atlas Copco AB, A Shares	23,341	561,328
Atlas Copco AB, B Shares	13,732	307,160
Boliden AB	10,826	169,515
Electrolux AB, Series B	9,396	265,501
Elekta AB, B Shares (L)	15,376	102,353
Getinge AB, B Shares	6,512	145,345
Hennes & Mauritz AB, B Shares	33,066	1,208,112
Hexagon AB, B Shares	9,601	293,326
Husqvarna AB, B Shares	18,793	123,251
ICA Gruppen AB	2,659	90,018
Industrivarden AB, C Shares	2,860	50,236
Investment AB Kinnevik, B Shares	7,421	212,131
Investor AB, B Shares	16,147	554,827
Lundin Petroleum AB (I)	8,518	109,933
Nordea Bank AB	100,775	1,124,298
Sandvik AB	40,462	344,670
Securitas AB, B Shares	14,347	175,465
Skandinaviska Enskilda Banken AB, A Shares	56,007	599,007
Skanska AB, B Shares	14,150	277,803
SKF AB, B Shares	15,548	285,748
Svenska Cellulosa AB, B Shares	19,945	558,104
Svenska Handelsbanken AB, A Shares	55,455	795,494
Swedbank AB, A Shares	32,393	716,544
Swedish Match AB	8,709	263,260
Tele2 AB, B Shares	12,690	123,761
Telefonaktiebolaget LM Ericsson, B Shares	105,801	1,037,868
TeliaSonera AB	82,426	444,918
Volvo AB, B Shares	52,551	503,394
		12,225,999
Switzerland - 7.1%
ABB, Ltd. (I)	76,786	1,358,615
Actelion, Ltd. (I)	3,610	458,817
Adecco SA (I)	5,898	431,944
Aryzta AG (I)	3,464	146,816
Baloise Holding AG	1,757	201,359
Barry Callebaut AG (I)	81	88,199
Chocoladefabriken Lindt & Sprungli AG	35	205,210
Chocoladefabriken Lindt & Sprungli AG	4	283,749
Cie Financiere Richemont SA	18,244	1,419,583
Coca-Cola HBC AG (I)	7,325	155,060
Credit Suisse Group AG (I)	54,451	1,308,830
Dufry AG (I)	1,420	166,271
EMS-Chemie Holding AG	400	164,560
Geberit AG, ADR	1,444	441,742
Givaudan SA (I)	319	519,065
Glencore PLC (I)	394,074	546,998
Julius Baer Group, Ltd. (I)	8,521	386,956
Kuehne + Nagel International AG	2,068	265,917

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
LafargeHolcim, Ltd. (I)	6,464	$336,732
LafargeHolcim, Ltd. (I)	8,825	462,607
Lonza Group AG (I)	1,860	244,062
Nestle SA	112,305	8,445,975
Novartis AG	79,226	7,281,811
Pargesa Holding SA, ADR	1,375	80,694
Partners Group Holding AG	509	172,520
Roche Holding AG	24,453	6,491,576
Schindler Holding AG	1,670	239,890
Schindler Holding AG	806	118,215
SGS SA	194	338,995
Sika AG	91	280,696
Sonova Holding AG	1,863	239,895
STMicroelectronics NV	24,208	165,385
Sulzer AG	981	96,124
Swiss Life Holding AG (I)	1,089	242,918
Swiss Prime Site AG (I)	2,297	167,828
Swiss Re AG	12,090	1,037,288
Swisscom AG	910	454,151
Syngenta AG	3,314	1,061,841
The Swatch Group AG	1,109	411,295
The Swatch Group AG	1,748	126,101
Transocean, Ltd. (I)(L)	14,101	181,896
UBS Group AG	126,580	2,340,227
Wolseley PLC	8,816	515,681
Zurich Insurance Group AG (I)	5,321	1,306,339
		41,390,433
Taiwan - 2.1%
Acer, Inc. (I)	58,018	22,783
Advanced Semiconductor Engineering, Inc.	215,933	235,278
Advantech Company, Ltd.	1,991	13,673
Asia Cement Corp.	36,863	36,159
Asustek Computer, Inc.	24,952	214,537
AU Optronics Corp.	163,827	48,504
Catcher Technology Company, Ltd.	22,184	237,163
Cathay Financial Holdings Company, Ltd.	301,901	413,498
Chang Hwa Commercial Bank	92,614	45,735
Cheng Shin Rubber Industry Company, Ltd.	77,680	127,736
China Airlines, Ltd. (I)	26,874	9,213
China Development Financial Holdings Corp.	479,153	129,260
China Life Insurance Company, Ltd.	110,000	83,793
China Motor Corp.	65	46
China Steel Corp.	438,388	256,190
Chunghwa Telecom Company, Ltd.	141,148	424,156
Compal Electronics, Inc.	79,764	45,309
CTBC Financial Holding Company, Ltd.	599,135	309,711
Delta Electronics, Inc.	67,331	317,584
E.Sun Financial Holding Company, Ltd.	275,590	162,440
Epistar Corp.	10,064	7,788
Eva Airways Corp. (I)	27,102	15,205
Evergreen Marine Corp Taiwan, Ltd.	8,886	3,754
Far Eastern New Century Corp.	64,875	57,925
Far EasTone
Telecommunications Company, Ltd.	69,159	149,154
First Financial Holding Company, Ltd.	148,013	67,583
Formosa Chemicals & Fibre Corp.	119,212	242,941
Formosa Petrochemical Corp.	24,720	58,991
Formosa Plastics Corp.	154,086	325,898
Formosa Taffeta Company, Ltd.	5,000	4,731
Foxconn Technology Company, Ltd.	15,360	44,149
Fubon Financial Holding Company, Ltd.	211,112	330,483
Hon Hai Precision Industry Company, Ltd.	480,419	1,255,071
Hotai Motor Company, Ltd.	9,000	96,031

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
HTC Corp.	26,997	$52,264
Hua Nan Financial Holdings Company, Ltd.	85,823	40,060
Innolux Corp.	100,841	31,582
Inotera Memories, Inc. (I)	79,000	49,663
Inventec Corp.	25,899	12,340
Kinsus Interconnect Technology Corp.	1,035	1,992
Largan Precision Company, Ltd.	3,143	245,295
Lite-On Technology Corp.	39,430	36,326
MediaTek, Inc.	49,340	367,169
Mega Financial Holding Company, Ltd.	358,065	248,722
Nan Ya Plastics Corp.	176,992	300,362
Novatek Microelectronics Corp.	7,361	23,111
Pan-International Industrial Corp.	328	115
Pegatron Corp.	32,989	80,734
Pou Chen Corp.	36,641	55,119
Powertech Technology, Inc.	13,149	23,820
President Chain Store Corp.	7,496	46,750
Quanta Computer, Inc.	92,771	161,480
Realtek Semiconductor Corp.	5,999	10,213
Shin Kong Financial Holding Company, Ltd.	107,043	25,459
Siliconware Precision Industries Company	54,855	68,386
SinoPac Financial Holdings Company, Ltd.	137,813	43,685
Synnex Technology International Corp.	23,741	23,750
Taishin Financial Holdings Company, Ltd.	87,836	31,217
Taiwan Cement Corp.	60,781	61,792
Taiwan Cooperative Financial
Holding Company, Ltd.	65,074	26,934
Taiwan Fertilizer Company, Ltd.	13,000	16,239
Taiwan Glass Industry Corp. (I)	11,254	4,111
Taiwan Mobile Company, Ltd.	62,257	190,606
Taiwan Semiconductor
Manufacturing Company, Ltd.	858,227	3,439,497
Teco Electric & Machinery Company, Ltd.	16,000	12,617
TPK Holding Company, Ltd.	8,000	19,149
Transcend Information, Inc.	6,608	16,707
U-Ming Marine Transport Corp.	5,000	5,328
Uni-President Enterprises Corp.	179,487	311,688
United Microelectronics Corp.	258,313	84,852
Wistron Corp.	39,026	20,406
Ya Hsin Industrial Company, Ltd. (I)	36,000	0
Yang Ming Marine Transport Corp. (I)	3,348	973
Yuanta Financial Holdings Company, Ltd.	189,267	70,374
Yulon Motor Company, Ltd.	17,510	15,705
		12,069,064
Thailand - 0.4%
Advanced Info Service PCL	48,400	301,375
Airports of Thailand PCL	15,000	116,132
Bangkok Bank PCL	34,900	153,299
Banpu PCL	55,000	30,307
BEC World PCL	46,019	40,573
Charoen Pokphand Foods PCL	136,200	77,678
CP ALL PCL	173,500	228,258
Glow Energy PCL	27,900	65,340
IRPC PCL	528,400	54,740
Kasikornbank PCL	61,800	290,810
Krung Thai Bank PCL	164,375	77,444
PTT Exploration & Production PCL	60,147	116,002
PTT Global Chemical PCL	65,273	96,664
PTT PCL	34,300	226,808
Siam Cement PCL, Foreign Shares	11,300	145,220
Siam Commercial Bank PCL	70,748	261,199
Thai Oil PCL	28,800	41,857

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
True Corp. PCL (I)	200,000	$53,726
		2,377,432
Turkey - 0.3%
Akbank TAS	67,697	151,864
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	57,300
Arcelik AS	6,139	29,929
BIM Birlesik Magazalar AS	8,214	145,642
Coca-Cola Icecek AS	2,884	33,007
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	17,803	14,782
Enka Insaat ve Sanayi AS	28,031	46,322
Eregli Demir ve Celik Fabrikalari TAS	30,186	37,262
Ford Otomotiv Sanayi AS	4,572	48,858
Haci Omer Sabanci Holding AS	31,762	93,195
KOC Holdings AS	25,423	99,256
TAV Havalimanlari Holding AS	4,656	36,586
Tupras Turkiye Petrol Rafinerileri AS (I)	4,998	122,501
Turk Hava Yollari (I)	25,366	66,923
Turk Telekomunikasyon AS	22,064	43,548
Turkcell Iletisim Hizmetleri AS	29,771	103,884
Turkiye Garanti Bankasi AS	86,216	200,641
Turkiye Halk Bankasi AS	25,911	86,649
Turkiye Is Bankasi, Class C	60,572	94,429
Turkiye Sise ve Cam Fabrikalari AS	37,023	35,143
Turkiye Vakiflar Bankasi TAO, Class D	22,351	28,335
Yapi ve Kredi Bankasi AS	35,813	39,942
		1,615,998
United Kingdom - 13.3%
3i Group PLC	36,258	256,122
Aberdeen Asset Management PLC	35,216	158,189
Admiral Group PLC	7,053	160,411
Aggreko PLC	9,826	141,653
Amec Foster Wheeler PLC	13,351	145,028
Anglo American PLC	48,446	404,674
ARM Holdings PLC	50,408	724,221
Ashtead Group PLC	17,291	244,522
Associated British Foods PLC	12,520	633,625
AstraZeneca PLC	43,836	2,780,008
Aviva PLC	144,633	989,224
Babcock International Group PLC	8,659	119,790
BAE Systems PLC	112,391	761,851
Barclays PLC	583,602	2,159,782
Barratt Developments PLC	34,575	337,727
BG Group PLC	118,053	1,703,013
BP PLC	633,863	3,215,813
British American Tobacco PLC	64,730	3,571,514
BT Group PLC	289,315	1,841,352
Bunzl PLC	11,962	320,990
Burberry Group PLC	16,791	348,054
Capita PLC	24,608	446,929
Centrica PLC	168,701	586,070
CNH Industrial NV	34,400	224,233
Cobham PLC	39,593	171,384
Compass Group PLC	59,446	949,521
Croda International PLC	5,115	209,887
Diageo PLC	87,108	2,340,316
Direct Line Insurance Group PLC	47,366	268,761
Dixons Carphone PLC	33,696	216,563
easyJet PLC	5,884	158,833
Fiat Chrysler Automobiles NV (I)	31,182	405,292
G4S PLC	56,956	199,109
GKN PLC	59,980	243,630

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
GlaxoSmithKline PLC	168,946	$3,242,722
Hammerson PLC	29,524	278,784
Hargreaves Lansdown PLC	8,843	161,723
HSBC Holdings PLC	685,575	5,171,767
ICAP PLC	23,327	161,563
IMI PLC	10,620	152,600
Imperial Tobacco Group PLC	33,056	1,708,950
Inmarsat PLC	15,909	236,668
InterContinental Hotels Group PLC	8,905	308,508
International Consolidated
Airlines Group SA (I)	42,245	378,473
Intertek Group PLC	6,301	232,522
Intu Properties PLC	32,001	159,724
ITV PLC	141,502	527,299
J Sainsbury PLC	44,909	177,608
Johnson Matthey PLC	7,427	275,361
Kingfisher PLC	87,104	473,168
Land Securities Group PLC	29,076	554,302
Legal & General Group PLC	208,997	753,593
Liberty Global PLC LiLAC, Class A (I)	51	1,718
Liberty Global PLC LiLAC, Class C (I)	125	4,280
Liberty Global PLC, Series A (I)	1,021	43,842
Liberty Global PLC, Series C (I)	2,519	103,329
Lloyds Banking Group PLC	1,977,694	2,251,520
London Stock Exchange Group PLC	10,826	396,818
Marks & Spencer Group PLC	60,423	458,656
Meggitt PLC	29,631	213,761
Melrose Industries PLC	40,293	161,189
Merlin Entertainments PLC (S)	24,601	138,616
National Grid PLC	129,232	1,799,827
Next PLC	4,920	566,989
Old Mutual PLC	171,915	492,683
Pearson PLC	30,043	513,521
Persimmon PLC (I)	11,241	342,134
Petrofac, Ltd.	10,236	119,213
Prudential PLC	88,929	1,876,087
Reckitt Benckiser Group PLC	22,221	2,015,123
RELX NV	37,664	615,319
RELX PLC	41,019	703,533
Rexam PLC	25,267	200,611
Rio Tinto PLC	43,668	1,465,195
Rio Tinto, Ltd.	15,286	525,908
Rolls-Royce Holdings PLC (I)	66,406	681,202
Royal Bank of Scotland Group PLC (I)	113,690	542,425
Royal Mail PLC	28,114	195,345
RSA Insurance Group PLC	36,872	224,788
SABMiller PLC	33,478	1,895,780
Schroders PLC	4,282	181,951
Segro PLC	27,833	181,083
Severn Trent PLC	8,842	292,493
Sky PLC	36,284	574,049
Smith & Nephew PLC	33,067	577,719
Smiths Group PLC	15,034	229,069
Sports Direct International PLC (I)	9,639	110,585
SSE PLC	36,874	834,568
Standard Chartered PLC	88,115	855,148
Standard Life PLC	70,816	415,913
Subsea 7 SA (I)	11,603	87,340
Tate & Lyle PLC	18,516	164,990
Taylor Wimpey PLC	113,396	335,966
Tesco PLC	289,494	804,094
The British Land Company PLC	35,069	445,362
The Sage Group PLC	40,707	307,971

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
The Weir Group PLC	7,289	$129,317
Travis Perkins PLC	9,089	271,150
Tullow Oil PLC (I)	34,473	88,610
Unilever NV	57,972	2,323,820
Unilever PLC	44,353	1,806,483
United Utilities Group PLC	23,943	335,584
Vodafone Group PLC	920,108	2,902,089
Whitbread PLC	6,679	473,181
William Hill PLC	32,018	170,292
WM Morrison Supermarkets PLC	81,859	205,994
WPP PLC	46,977	978,012
		77,025,671
United States - 0.5%
Carnival PLC	6,738	348,600
Thomson Reuters Corp.	12,977	521,608
Valeant Pharmaceuticals International, Inc. (I)	11,400	2,034,830
		2,905,038
TOTAL COMMON STOCKS (Cost $503,504,228)		$556,877,679

PREFERRED SECURITIES - 0.8%
Brazil - 0.4%
AES Tiete SA	4,500	15,970
Banco Bradesco SA	90,729	490,204
Banco do Estado do Rio Grande do Sul SA,
B Shares	7,832	11,023
Braskem SA, A Shares	4,100	17,240
Centrais Eletricas Brasileiras SA, B Shares	4,300	9,490
Cia Brasileira de Distribuicao	2,538	32,208
Cia Energetica de Minas Gerais	26,542	46,797
Cia Energetica de Sao Paulo, B Shares	6,883	26,407
Cia Paranaense de Energia, B Shares	4,400	36,226
Gerdau SA	31,800	43,876
Itau Unibanco Holding SA	109,142	729,816
Itausa - Investimentos Itau SA	129,632	233,465
Lojas Americanas SA	19,570	79,968
Oi SA (I)	3,067	2,158
Petroleo Brasileiro SA (I)	150,651	275,120
Telefonica Brasil SA	6,552	60,603
Usinas Siderurgicas de Minas Gerais SA,
A Shares	10,150	8,577
Vale SA	71,900	241,571
		2,360,719
Germany - 0.3%
Bayerische Motoren Werke AG	1,808	124,345
Fuchs Petrolub SE	3,112	137,739
Henkel AG & Company KGaA	6,051	623,229
Porsche Automobil Holding SE	5,618	239,023
Volkswagen AG	5,713	627,564
		1,751,900
South Korea - 0.1%
Hyundai Motor Company	705	65,927
Hyundai Motor Company	1,197	115,395
LG Chem, Ltd.	162	26,084
Samsung Electronics Company, Ltd.	706	548,044
		755,450
TOTAL PREFERRED SECURITIES (Cost $8,094,230)		$4,868,069

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
RIGHTS - 0.0%
Mirae Asset Securities Company, Ltd. (I)(N)	800	$3,442
TOTAL RIGHTS (Cost $0)		$3,442

SECURITIES LENDING COLLATERAL - 0.9%

John Hancock
Collateral Trust, 0.1319% (W)(Y)	517,679	5,179,529
TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,179,519)		$5,179,529

SHORT-TERM INVESTMENTS - 1.2%
Money market funds - 1.2%
AIM Short-Term Investments Trust, STIC
Prime Portfolio, Institutional
Class, 0.0800% (Y)	6,648,909	6,648,909
TOTAL SHORT-TERM INVESTMENTS (Cost $6,648,909)		$6,648,909
Total Investments (International Equity Index Trust B)
(Cost $523,426,886) - 99.1%		$573,577,628
Other assets and liabilities, net - 0.9%		5,407,284
TOTAL NET ASSETS - 100.0%		$578,984,912

International Growth Stock Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 96.1%
Australia - 4.5%
Amcor, Ltd.	739,795	$6,880,006
Aurizon Holdings, Ltd.	1,297,945	4,585,454
Brambles, Ltd.	552,817	3,797,577
CSL, Ltd.	53,070	3,339,877
		18,602,914
Belgium - 1.2%
Anheuser-Busch InBev NV	45,922	4,884,085
Brazil - 3.1%
Banco Bradesco SA, ADR	784,357	4,204,154
BM&FBovespa SA	2,051,434	5,733,356
BRF SA	165,446	2,945,853
		12,883,363
Canada - 7.1%
Canadian National Railway Company	62,432	3,545,221
Cenovus Energy, Inc.	239,755	3,636,299
CGI Group, Inc., Class A (I)	222,573	8,063,997
Fairfax Financial Holdings, Ltd.	9,699	4,416,988
Great-West Lifeco, Inc.	123,260	2,952,883
Suncor Energy, Inc.	255,030	6,820,548
		29,435,936
China - 3.6%
Baidu, Inc., ADR (I)	39,640	5,446,932
CNOOC, Ltd.	1,336,000	1,375,583
Great Wall Motor Company, Ltd., H Shares	3,423,000	3,819,338
Industrial & Commercial Bank of China, Ltd.,
H Shares	6,916,000	3,995,401
		14,637,254
Denmark - 2.8%
Carlsberg A/S, Class B	82,101	6,308,759

International Growth Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Novo Nordisk A/S, B Shares	94,895	$5,120,968
		11,429,727
France - 3.4%
Publicis Groupe SA	122,392	8,364,652
Schneider Electric SE	722	39,923
Schneider Electric SE	100,249	5,613,880
		14,018,455
Germany - 8.4%
adidas AG	39,994	3,224,627
Allianz SE	35,945	5,646,737
Deutsche Boerse AG	99,667	8,595,729
Deutsche Post AG	140,491	3,892,044
ProSiebenSat.1 Media SE	131,557	6,457,590
SAP SE	102,188	6,620,152
		34,436,879
Hong Kong - 2.9%
CK Hutchison Holdings, Ltd.	671,968	8,740,716
Galaxy Entertainment Group, Ltd.	1,242,000	3,181,117
		11,921,833
Israel - 2.5%
Teva Pharmaceutical Industries, Ltd., ADR	181,040	10,221,518
Japan - 7.3%
Denso Corp.	45,900	1,944,272
FANUC Corp.	20,700	3,184,461
Japan Tobacco, Inc.	232,100	7,199,787
Keyence Corp.	5,600	2,500,838
Komatsu, Ltd.	206,200	3,026,692
Toyota Motor Corp.	89,600	5,245,893
Yahoo Japan Corp.	1,793,400	6,827,455
		29,929,398
Mexico - 1.9%
Fomento Economico Mexicano SAB
de CV, ADR	33,703	3,007,993
Grupo Televisa SAB, ADR	183,229	4,767,619
		7,775,612
Netherlands - 1.4%
Royal Dutch Shell PLC, B Shares	236,409	5,589,934
Singapore - 3.3%
Avago Technologies, Ltd.	63,938	7,992,889
United Overseas Bank, Ltd.	441,000	5,758,186
		13,751,075
South Korea - 1.6%
Samsung Electronics Company, Ltd.	6,947	6,665,326
Spain - 1.2%
Amadeus IT Holding SA, A Shares	119,011	5,099,075
Sweden - 4.2%
Getinge AB, B Shares	142,638	3,183,620
Investor AB, B Shares	187,998	6,459,797
Sandvik AB	222,791	1,897,814
Telefonaktiebolaget LM Ericsson, B Shares	578,820	5,678,008
		17,219,239
Switzerland - 9.9%
ABB, Ltd. (I)	286,378	5,067,036
Cie Financiere Richemont SA	43,178	3,359,722
Julius Baer Group, Ltd. (I)	123,723	5,618,510
Novartis AG	34,714	3,190,629
Roche Holding AG	28,809	7,647,970

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Syngenta AG	18,580	$5,953,232
The Swatch Group AG	8,089	2,999,971
UBS Group AG	376,786	6,966,068
		40,803,138
Taiwan - 1.8%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,871,000	7,498,364
Thailand - 1.5%
Kasikornbank PCL, NVDR	1,342,300	6,340,437
Turkey - 0.8%
Akbank TAS	1,521,429	3,413,001
United Kingdom - 21.7%
Aberdeen Asset Management PLC	768,027	3,449,951
British American Tobacco PLC	182,589	10,074,449
Centrica PLC	740,684	2,573,148
Compass Group PLC	435,498	6,956,139
Informa PLC	455,963	3,882,228
Kingfisher PLC	1,239,541	6,733,462
Lloyds Banking Group PLC	4,049,369	4,610,033
Next PLC	39,379	4,538,104
RELX PLC	649,963	11,147,766
Sky PLC	931,790	14,741,837
Smith & Nephew PLC	330,650	5,776,845
Unilever NV	122,024	4,891,357
WPP PLC	473,211	9,851,760
		89,227,079
TOTAL COMMON STOCKS (Cost $381,153,071)		$395,783,642

SHORT-TERM INVESTMENTS - 3.9%

Money market funds - 3.9%
Fidelity Institutional Money Market
Government Portfolio, 0.0100% (Y)	16,150,514	16,150,514
TOTAL SHORT-TERM INVESTMENTS (Cost $16,150,514)		$16,150,514
Total Investments (International Growth Stock Trust)
(Cost $397,303,585) - 100.0%		$411,934,156
Other assets and liabilities, net - 0.0%		198,965
TOTAL NET ASSETS - 100.0%		$412,133,121

International Small Company Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.3%
Australia - 5.8%
Acrux, Ltd.	11,121	$4,464
Adelaide Brighton, Ltd.	30,493	93,528
AED Oil, Ltd. (I)	17,758	0
Ainsworth Game Technology, Ltd.	10,192	20,137
Alkane Resources, Ltd. (I)	4,753	785
Alliance Resources, Ltd. (I)	22,348	2,281
ALS, Ltd.	7,417	24,122
Altium, Ltd.	4,532	14,737
Alumina, Ltd.	53,885	42,870
Amalgamated Holdings, Ltd.	8,898	80,692
Ansell, Ltd.	5,102	67,559
AP Eagers, Ltd.	864	6,174

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
APN News & Media, Ltd. (I)	69,611	$24,103
ARB Corp., Ltd.	5,909	57,145
Arrium, Ltd. (I)	200,392	12,358
ASG Group, Ltd. (I)	16,688	12,046
Atlas Iron, Ltd. (I)	57,616	1,139
Ausdrill, Ltd.	16,467	3,487
Austal, Ltd.	23,155	36,744
Austbrokers Holdings, Ltd.	4,308	26,785
Austin Engineering, Ltd. (I)	5,982	1,726
Australian Agricultural Company, Ltd. (I)	37,405	34,133
Australian Pharmaceutical Industries, Ltd.	14,352	15,332
Auswide Bank, Ltd.	607	2,216
Automotive Holdings Group, Ltd.	27,716	77,206
AWE, Ltd. (I)	36,008	15,839
Bank of Queensland, Ltd.	506	4,142
BC Iron, Ltd. (I)	10,606	1,686
Beach Energy, Ltd.	137,711	44,504
Bega Cheese, Ltd.	5,704	19,019
Billabong International, Ltd. (I)	21,480	9,818
Blackmores, Ltd.	1,465	150,609
BlueScope Steel, Ltd.	3,743	9,535
Boral, Ltd.	16,324	60,712
Bradken, Ltd. (I)	10,103	7,146
Breville Group, Ltd.	7,320	30,498
Brickworks, Ltd.	1,798	19,635
BT Investment Management, Ltd.	3,141	21,178
Cabcharge Australia, Ltd.	9,047	19,082
Cardno, Ltd.	10,684	21,703
Carnarvon Petroleum, Ltd. (I)	56,316	3,985
Carsales.com Ltd.	7,635	52,596
Cash Converters International, Ltd.	14,501	5,403
Cedar Woods Properties, Ltd.	2,505	7,577
Coal of Africa, Ltd. (I)	28,467	1,234
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd.	2,502	17,037
CSG, Ltd.	25,624	31,404
CSR, Ltd.	40,665	83,062
CuDeco, Ltd. (I)	8,580	6,655
Cue Energy Resources, Ltd. (I)	5,000	263
Data#3, Ltd.	9,073	7,469
Decmil Group, Ltd.	2,109	1,372
Devine, Ltd. (I)	8,467	3,956
Domino’s Pizza Enterprises, Ltd.	4,094	116,446
Downer EDI, Ltd.	31,360	74,151
Drillsearch Energy, Ltd. (I)	35,948	12,378
DUET Group	52,765	80,186
DuluxGroup, Ltd.	25,567	96,591
DWS, Ltd.	12,684	8,733
Echo Entertainment Group, Ltd.	30,085	102,944
Elders, Ltd. (I)	4,852	13,060
Emeco Holdings, Ltd. (I)	61,822	2,482
Energy Resources of Australia, Ltd. (I)	12,909	2,907
Energy World Corp., Ltd. (I)	75,962	10,678
ERM Power, Ltd.	7,077	11,142
Evolution Mining, Ltd.	36,587	32,590
Fairfax Media, Ltd.	171,716	107,352
Fantastic Holdings, Ltd.	4,687	7,423
Finbar Group, Ltd.	8,370	6,615
Fleetwood Corp., Ltd. (I)	5,216	5,695
FlexiGroup, Ltd.	16,586	27,500
Flight Centre Travel Group, Ltd.	471	11,997
G8 Education, Ltd.	17,385	35,843
GrainCorp, Ltd., Class A	13,614	86,921

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Grange Resources, Ltd.	101,992	$7,181
Greencross, Ltd.	5,654	26,000
GUD Holdings, Ltd.	8,928	54,316
GWA Group, Ltd.	22,398	39,227
Hansen Technologies, Ltd.	7,995	17,459
Hills, Ltd.	29,039	7,872
Horizon Oil, Ltd. (I)	103,008	6,850
Iluka Resources, Ltd.	25,991	114,185
Imdex, Ltd. (I)	15,820	2,055
IMF Bentham, Ltd.	11,295	10,566
Independence Group NL	21,877	39,154
Infigen Energy (I)	81,696	15,480
Infomedia, Ltd.	15,337	8,842
International Ferro Metals, Ltd. (I)	24,339	331
Intrepid Mines, Ltd. (I)	5,915	542
InvoCare, Ltd.	6,652	50,920
IOOF Holdings, Ltd. (L)	18,395	111,010
IRESS, Ltd.	10,359	69,915
JB Hi-Fi, Ltd. (L)	9,468	127,506
Karoon Gas Australia, Ltd. (I)	6,513	7,627
Kingsgate Consolidated, Ltd. (I)	11,120	5,658
Linc Energy, Ltd. (I)(L)	22,798	1,643
M2 Group, Ltd.	15,152	101,542
MACA, Ltd.	4,396	2,725
Macmahon Holdings, Ltd. (I)	112,440	5,143
Macquarie Atlas Roads Group	21,605	59,347
Magellan Financial Group, Ltd.	3,751	50,357
Mayne Pharma Group, Ltd. (I)	16,445	11,898
McMillan Shakespeare, Ltd.	5,664	49,173
McPherson’s, Ltd.	7,978	3,709
Medusa Mining, Ltd. (I)	8,127	2,184
Metals X, Ltd.	35,107	29,676
Metcash, Ltd. (L)	66,572	49,418
Mincor Resources NL	19,890	3,429
Mineral Deposits, Ltd. (I)	5,861	1,895
Mineral Resources, Ltd.	9,687	28,273
MMA Offshore, Ltd.	23,329	8,489
Monadelphous Group, Ltd.	7,434	32,279
Mortgage Choice, Ltd.	6,422	8,524
Mount Gibson Iron, Ltd. (I)	62,063	7,647
Myer Holdings, Ltd. (L)	47,302	29,364
Navitas, Ltd.	12,119	34,038
New Hope Corp., Ltd	6,039	7,503
NIB Holdings, Ltd.	31,708	72,981
Northern Star Resources, Ltd.	42,401	80,328
NRW Holdings, Ltd.	18,377	1,228
Nufarm, Ltd.	14,896	85,566
OceanaGold Corp.	21,200	30,978
Orora, Ltd.	19,720	32,184
Otto Energy, Ltd.	63,569	1,296
OZ Minerals, Ltd.	18,232	42,811
OzForex Group, Ltd.	14,134	26,613
Pacific Brands, Ltd. (I)	68,225	34,233
Paladin Resources, Ltd. (I)	118,845	14,283
Panoramic Resources, Ltd.	26,277	5,285
Peet, Ltd.	13,800	10,428
Perpetual, Ltd.	3,182	89,145
Perseus Mining, Ltd. (I)	34,213	7,433
Platinum Asset Mangement, Ltd.	8,057	38,494
PMP, Ltd.	32,750	12,201
Premier Investments, Ltd.	6,565	59,526
Primary Health Care, Ltd.	44,046	117,838
Prime Media Group, Ltd.	17,812	6,518

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Programmed Maintenance Services, Ltd.	12,923	$24,151
Qube Holdings, Ltd.	21,736	30,394
RCR Tomlinson, Ltd.	10,520	15,911
Reckon, Ltd.	11,034	15,365
Redflex Holdings, Ltd. (I)	3,279	555
Regis Resources, Ltd.	20,593	26,045
Resolute Mining, Ltd. (I)	37,931	8,317
Retail Food Group, Ltd.	8,388	24,509
Ridley Corp., Ltd.	19,156	17,461
SAI Global, Ltd.	19,386	62,078
Sandfire Resources NL	8,888	33,973
Saracen Mineral Holdings, Ltd. (I)	53,338	18,901
Sedgman, Ltd.	11,057	6,537
Select Harvests, Ltd.	4,873	38,183
Senex Energy, Ltd. (I)	87,382	9,323
Servcorp, Ltd.	5,074	24,767
Seven Group Holdings, Ltd.	7,850	24,270
Seven West Media, Ltd.	40,846	21,331
Sigma Pharmaceuticals, Ltd.	161,569	84,991
Silex Systems, Ltd. (I)	1,955	585
Silver Lake Resources, Ltd. (I)	29,625	3,238
Sirtex Medical, Ltd.	4,444	102,690
SKILLED Group, Ltd.	11,678	14,072
Slater & Gordon, Ltd.	17,919	37,264
SMS Management & Technology, Ltd.	8,079	29,690
Southern Cross Media Group, Ltd.	51,441	32,363
Spark Infrastructure Group	102,671	135,589
Specialty Fashion Group, Ltd. (I)	12,034	4,639
St. Barbara, Ltd. (I)	33,049	24,552
Steadfast Group, Ltd.	11,756	11,828
STW Communications Group, Ltd.	25,254	12,570
Sundance Resources, Ltd. (I)	164,268	1,977
Super Retail Group, Ltd.	12,026	75,657
Tabcorp Holdings, Ltd.	36,086	118,802
Tassal Group, Ltd.	12,045	36,409
Technology One, Ltd.	18,112	49,122
Ten Network Holdings, Ltd. (I)	108,747	13,771
TFS Corp., Ltd.	19,836	21,294
The Prime Retirement & Aged
Care Property Trust (I)	14,396	0
The Reject Shop, Ltd.	2,561	15,515
Tiger Resources, Ltd. (I)	64,257	2,600
Tox Free Solutions, Ltd.	9,372	17,012
Transfield Services, Ltd. (I)	42,615	31,815
Transpacific Industries Group, Ltd.	84,321	40,499
Treasury Wine Estates, Ltd.	7,087	32,839
Troy Resources, Ltd. (I)	10,096	2,320
UGL, Ltd.	12,337	16,394
UXC, Ltd.	17,598	15,538
Veda Group, Ltd.	27,607	52,034
Village Roadshow, Ltd.	8,167	40,087
Virgin Australia Holdings, Ltd. (I)	359,466	1,262
Virgin Australia Holdings, Ltd. (I)	221,832	75,623
Virtus Health, Ltd.	2,849	10,909
Vocus Communications, Ltd.	9,824	40,688
Watpac, Ltd.	11,170	6,997
Webjet, Ltd.	7,994	23,728
Western Areas, Ltd.	16,601	25,301
White Energy Company, Ltd. (I)(L)	9,845	1,323
Whitehaven Coal, Ltd. (I)	54,148	34,365
WorleyParsons, Ltd.	937	3,923
		5,896,789

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria - 1.2%
AMAG Austria Metall AG (S)	304	$10,866
ams AG	4,783	178,457
Austria Technologie & Systemtechnik AG	1,376	20,305
BUWOG AG (I)	1,984	42,206
CA Immobilien Anlagen AG (I)	550	10,126
Conwert Immobilien Invest SE (I)	4,312	58,262
DO & CO AG	303	24,602
EVN AG	1,566	17,239
Flughafen Wien AG	365	32,942
Kapsch Trafficcom AG	191	6,267
Lenzing AG	504	37,842
Mayr-Melnhof Karton AG	713	82,347
Oesterreichische Post AG	3,023	103,793
Palfinger AG	1,137	30,622
Porr AG	356	9,141
Raiffeisen Bank International AG (I)	2,543	33,421
RHI AG	2,979	60,244
Rosenbauer International AG	174	14,058
S IMMO AG (I)	3,364	28,597
Schoeller-Bleckmann Oilfield Equipment AG	1,079	60,962
Semperit AG Holding	822	24,949
Strabag SE	893	20,103
Telekom Austria AG	1,309	7,385
UNIQA Insurance Group AG	848	7,353
Wienerberger AG	9,071	159,838
Zumtobel Group AG	5,975	131,387
		1,213,314
Belgium - 1.6%
Ablynx NV (I)	1,954	25,192
Ackermans & van Haaren NV	1,818	266,483
AGFA-Gevaert NV (I)	16,974	61,386
Banque Nationale de Belgique	12	42,817
Barco NV	967	62,446
Bekaert SA	276	7,272
BHF Kleinwort Benson Group (I)	2,083	12,432
Cie d’Entreprises CFE	687	87,182
Cie Immobiliere de Belgique SA	47	2,311
Cie Maritime Belge SA (I)	1,387	23,786
D’ieteren SA	2,196	84,839
Deceuninck NV	7,720	20,844
Econocom Group SA (I)	4,944	42,943
Elia System Operator SA	2,673	130,179
Euronav NV	3,068	42,915
EVS Broadcast Equipment SA	811	20,957
Exmar NV	1,567	14,540
Fagron	1,839	35,060
Galapagos NV (I)	2,443	100,333
Gimv NV	23	1,049
Ion Beam Applications	1,305	42,114
Kinepolis NV	1,546	60,136
Lotus Bakeries SA	9	17,317
Melexis NV	1,616	74,860
Mobistar SA (I)	537	11,576
Nyrstar NV (I)(L)	19,307	43,364
Recticel SA	2,296	12,712
Rezidor Hotel Group AB	8,485	32,684
Sipef SA	356	16,998
Tessenderlo Chemie NV (I)	2,049	60,173
ThromboGenics NV (I)	1,612	6,761
Umicore SA	2,529	97,535
Van de Velde NV	556	35,949

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Viohalco SA (I)	7,173	$17,284
		1,614,429
Bermuda - 0.2%
Frontline, Ltd. (I)	3,470	9,476
Golden Ocean Group, Ltd. (I)	437	1,100
Hiscox, Ltd.	16,221	231,382
		241,958
Cambodia - 0.1%
NagaCorp, Ltd.	104,000	62,540
Canada - 7.1%
5N Plus, Inc. (I)	3,515	3,161
Absolute Software Corp.	3,900	23,263
Advantage Oil & Gas, Ltd. (I)	11,500	60,064
Aecon Group, Inc.	5,300	53,973
AG Growth International, Inc.	1,100	29,567
AGF Management, Ltd., Class B	6,598	26,155
AGT Food & Ingredients, Inc.	1,218	23,657
Aimia, Inc.	2,177	19,054
AirBoss of America Corp.	1,500	22,818
AKITA Drilling, Ltd., Class A	700	4,511
Alamos Gold, Inc., Class A	17,348	64,218
Alaris Royalty Corp.	781	15,778
Algonquin Power & Utilities Corp. (L)	14,667	103,752
Alterra Power Corp. (I)	15,708	4,944
Altius Minerals Corp.	3,100	27,852
Altus Group, Ltd.	1,118	17,157
Americas Silver Corp. (I)	8,900	1,034
Asanko Gold, Inc. (I)	6,600	9,644
ATS Automation Tooling Systems, Inc. (I)	6,847	66,238
AuRico Metals, Inc. (I)	7,628	3,773
AutoCanada, Inc.	785	15,212
Avigilon Corp. (I)	2,600	22,211
B2Gold Corp. (I)	45,756	48,345
Badger Daylighting, Ltd.	2,322	33,930
Bankers Petroleum, Ltd. (I)	23,800	31,032
Bellatrix Exploration, Ltd. (I)	9,897	15,129
Birch Mountain Resources, Ltd. (I)	9,200	0
Birchcliff Energy, Ltd. (I)	9,700	46,375
Bird Construction, Inc.	495	4,451
Black Diamond Group, Ltd.	2,750	17,145
BlackPearl Resources, Inc. (I)	24,200	17,227
BMTC Group, Inc.	500	5,658
Bonavista Energy Corp.	1,069	2,459
Bonterra Energy Corp.	2,200	32,163
Boralex, Inc., Class A	1,600	15,287
Boulder Energy, Ltd. (I)	1,162	4,328
BRP, Inc. (I)	1,500	28,460
Calfrac Well Services, Ltd.	6,414	14,948
Canaccord Genuity Group, Inc.	6,371	24,968
Canacol Energy, Ltd. (I)	7,565	14,796
Canadian Energy Services & Technology Corp.	13,646	63,092
Canadian Western Bank	3,600	63,368
Canam Group, Inc.	2,800	27,003
Canexus Corp.	4,363	3,792
Canfor Corp. (I)	5,300	63,187
Canfor Pulp Products, Inc.	2,715	24,882
Canyon Services Group, Inc.	5,968	20,572
Capital Power Corp.	6,627	93,756
Capstone Infrastructure Corp.	7,754	17,954
Capstone Mining Corp. (I)	29,467	9,716
Cascades, Inc.	7,423	47,892
Cathedral Energy Services, Ltd.	2,500	2,211

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Celestica, Inc. (I)	1,319	$16,980
Centerra Gold, Inc.	13,742	77,643
Cequence Energy, Ltd. (I)	2,335	726
Chinook Energy, Inc. (I)	3,544	1,620
Cineplex, Inc.	2,800	99,516
Claude Resources, Inc. (I)	10,900	5,146
Clearwater Seafoods, Inc.	1,500	11,442
Cogeco Cable, Inc.	1,200	57,999
Cogeco, Inc.	545	21,788
COM DEV International, Ltd.	8,800	28,883
Computer Modelling Group, Ltd.	5,720	48,563
Copper Mountain Mining Corp. (I)	8,800	2,638
Corridor Resources, Inc. (I)	4,930	1,589
Corus Entertainment, Inc., B Shares	6,604	69,826
Cott Corp.	8,900	96,169
Crew Energy, Inc. (I)	11,300	34,548
Delphi Energy Corp. (I)	20,245	10,468
Denison Mines Corp. (I)(L)	33,028	12,375
Detour Gold Corp. (I)	1,000	10,663
DirectCash Payments, Inc.	500	4,608
Dominion Diamond Corp.	7,361	78,657
Dorel Industries, Inc., Class B	3,200	75,462
Dundee Precious Metals, Inc. (I)	8,500	13,885
Enbridge Income Fund Holdings, Inc.	2,092	49,098
Endeavour Mining Corp. (I)	31,825	13,116
Endeavour Silver Corp. (I)	9,243	14,268
EnerCare, Inc.	3,602	38,004
Enerflex, Ltd.	4,700	46,454
Energy Fuels, Inc. (I)	730	2,133
Enghouse Systems, Ltd.	1,100	44,091
Ensign Energy Services, Inc.	9,500	58,445
Epsilon Energy, Ltd. (I)	3,000	6,407
Equitable Group, Inc.	653	27,524
Essential Energy Services, Ltd.	7,268	3,703
Evertz Technologies, Ltd.	1,712	17,999
Exco Technologies, Ltd.	2,900	31,597
Exeter Resource Corp. (I)	230	72
Extendicare, Inc.	6,230	37,394
Fiera Capital Corp.	1,035	9,245
Firm Capital Mortgage Investment Corp.	1,100	10,205
First Majestic Silver Corp. (I)	8,662	27,716
First National Financial Corp.	700	11,503
FirstService Corp. (I)	2,300	93,413
FirstService Corp.	2,300	74,334
Fortuna Silver Mines, Inc. (I)	12,299	27,003
Gamehost, Inc.	100	727
Genworth MI Canada, Inc.	953	20,531
Gibson Energy, Inc. (L)	8,726	109,394
Glacier Media, Inc.	6,100	3,383
Gluskin Sheff + Associates, Inc.	2,500	37,317
GMP Capital, Inc.	3,026	9,388
goeasy, Ltd.	46	536
Golden Star Resources, Ltd. (I)(L)	27,300	5,421
Gran Tierra Energy, Inc. (I)	19,353	41,476
Granite Oil Corp. (I)	1,167	6,288
Great Canadian Gaming Corp. (I)	3,900	54,506
Great Panther Silver, Ltd. (I)	14,100	5,600
Guyana Goldfields, Inc. (I)	6,600	17,706
Hanfeng Evergreen, Inc. (I)	200	0
Heroux-Devtek, Inc. (I)	1,600	14,184
High Liner Foods, Inc.	1,773	20,713
Home Capital Group, Inc.	679	16,297
Horizon North Logistics, Inc.	8,109	14,462

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
HudBay Minerals, Inc.	18,257	$67,446
IAMGOLD Corp. (I)	24,428	39,905
IMAX Corp. (I)(L)	1,800	60,822
IMAX Corp. (I)	2,613	88,293
Imperial Metals Corp. (I)	4,600	21,302
Innergex Renewable Energy, Inc.	7,256	56,819
Interfor Corp. (I)	6,220	43,906
International Tower Hill Mines, Ltd. (I)	2,300	741
Intertape Polymer Group, Inc.	4,500	48,119
Just Energy Group, Inc. (L)	11,140	68,618
K-Bro Linen, Inc.	600	21,356
KAB Distribution, Inc. (I)	7,076	0
Katanga Mining, Ltd. (I)	44,256	5,638
Kelt Exploration, Ltd. (I)	1,454	6,221
Killam Properties, Inc.	4,876	36,355
Kingsway Financial Services, Inc. (I)	2,025	9,332
Kirkland Lake Gold, Inc. (I)	9,062	37,688
Knight Therapeutics, Inc. (I)	1,000	5,290
Lake Shore Gold Corp. (I)	40,100	33,655
Laurentian Bank of Canada	2,914	109,900
Leon’s Furniture, Ltd.	2,083	21,306
Lightstream Resources, Ltd.	12,560	3,294
Liquor Stores N.A., Ltd.	1,500	12,308
Long Run Exploration, Ltd.	6,886	1,548
Lucara Diamond Corp.	19,784	22,238
MacDonald Dettwiler & Associates, Ltd.	552	30,022
Major Drilling Group International, Inc.	6,800	22,675
Mandalay Resources Corp.	9,500	4,983
Manitoba Telecom Services, Inc.	2,120	44,640
Maple Leaf Foods, Inc.	5,183	85,561
Martinrea International, Inc.	7,093	56,127
Medical Facilities Corp.	2,904	34,186
Mitel Networks Corp. (I)	7,200	46,399
Morneau Shepell, Inc.	3,098	35,611
MTY Food Group, Inc.	1,000	23,852
Mullen Group, Ltd.	6,982	93,390
Nautilus Minerals, Inc. (I)	24,663	5,267
Nevsun Resources, Ltd.	10,158	29,762
New Flyer Industries, Inc.	2,279	34,155
New Gold, Inc (I)	11,200	25,262
Newalta Corp.	4,200	28,923
Norbord, Inc.	1,572	22,546
Northland Power, Inc.	6,966	90,775
NuVista Energy, Ltd. (I)	10,105	38,239
Osisko Gold Royalties, Ltd.	395	4,173
Painted Pony Petroleum, Ltd. (I)	7,448	30,473
Pan American Silver Corp.	5,400	34,314
Parex Resources, Inc. (I)	8,116	56,256
Parkland Fuel Corp.	4,934	84,519
Pason Systems, Inc.	5,200	73,100
Penn West Petroleum, Ltd.	3,746	1,684
Perpetual Energy, Inc. (I)	1,456	851
PHX Energy Services Corp.	1,500	3,203
Pilot Gold, Inc. (I)	3,109	815
Pizza Pizza Royalty Corp.	229	2,315
Platinum Group Metals, Ltd. (I)	5,000	1,124
Polymet Mining Corp. (I)	11,854	7,994
Precision Drilling Corp.	7,720	28,578
Premium Brands Holdings Corp.	1,400	32,868
Primero Mining Corp. (I)	8,118	18,980
Pulse Seismic, Inc.	2,882	5,032
QLT, Inc. (I)	100	266
Questerre Energy Corp., Class A (I)	19,444	2,768

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Reitmans Canada, Ltd.	154	$481
Reitmans Canada, Ltd., Class A	3,200	10,119
Richelieu Hardware, Ltd.	1,800	89,804
Richmont Mines, Inc. (I)	2,000	5,590
RMP Energy, Inc. (I)	10,900	10,373
Rocky Mountain Dealerships, Inc.	100	482
Rogers Sugar, Inc.	4,174	12,730
RONA, Inc.	11,109	113,296
Rubicon Minerals Corp. (I)	15,700	11,294
Russel Metals, Inc.	4,789	77,550
Sabina Gold & Silver Corp. (I)	2,375	676
Sandstorm Gold, Ltd. (I)	9,631	25,620
Sandvine Corp. (I)	11,600	20,166
Savanna Energy Services Corp.	5,561	5,834
Secure Energy Services, Inc.	8,754	58,907
SEMAFO, Inc. (I)	19,490	42,208
ShawCor, Ltd.	1,073	22,497
Sherritt International Corp.	33,600	18,883
Sienna Senior Living, Inc.	1,555	19,611
Sierra Wireless, Inc. (I)	2,100	44,502
Silver Standard Resources, Inc. (I)	7,745	50,492
Sprott Resource Corp. (I)	9,300	4,251
Sprott, Inc.	9,900	17,582
Stantec, Inc.	422	9,227
Stella-Jones, Inc.	2,800	90,284
Stuart Olson Inc	1,600	6,666
Student Transportation of America, Ltd. (L)	5,290	21,445
SunOpta, Inc. (I)	5,308	25,854
Superior Plus Corp. (L)	9,057	74,587
Surge Energy, Inc. (L)	16,100	32,574
Taseko Mines, Ltd. (I)	16,100	6,394
Tembec, Inc. (I)	3,200	2,566
Teranga Gold Corp. (I)	19,500	7,891
Teranga Gold Corp. (I)	12,432	5,255
The Descartes Systems Group, Inc. (I)	6,000	106,287
The North West Company, Inc.	3,683	77,717
Timminco, Ltd. (I)	8,700	11
Timmins Gold Corp. (I)	6,378	1,601
TLC Vision Corp. (I)	3,400	14
TORC Oil & Gas, Ltd.	5,080	21,355
Toromont Industries, Ltd.	6,068	147,642
Torstar Corp., Class B	6,800	21,605
Total Energy Services, Inc.	3,609	39,511
TransAlta Corp.	16,304	75,747
TransAlta Renewables, Inc.	2,998	23,094
Transcontinental, Inc., Class A	5,983	85,183
TransForce, Inc.	6,418	114,894
TransGlobe Energy Corp.	5,600	14,645
Transition Therapeutics, Inc. (I)	2,700	4,653
Trican Well Service, Ltd.	10,563	5,382
Trinidad Drilling, Ltd.	17,619	29,178
Twin Butte Energy, Ltd.	10,892	2,530
Uni-Select, Inc.	1,900	85,995
Valener, Inc.	1,589	19,825
Vecima Networks, Inc.	479	3,805
Wajax Corp.	1,300	21,519
Wesdome Gold Mines, Ltd. (I)	8,000	5,815
Western Energy Services Corp.	3,316	12,772
Western Forest Products, Inc.	25,850	34,867
Westshore Terminals Investment Corp.	4,189	79,731
Whistler Blackcomb Holdings, Inc.	1,860	29,966
Wi-Lan, Inc.	9,800	17,771
Winpak, Ltd.	1,977	59,703

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Xtreme Drilling and Coil Services Corp. (I)	3,452	$4,268
Yellow Pages, Ltd. (I)	200	2,389
Zargon Oil & Gas, Ltd.	1,173	1,301
ZCL Composites, Inc.	3,500	14,687
Zenith Epigenetics Corp. (I)	1,700	548
		7,290,499
China - 0.0%
Bund Center Investment, Ltd. (I)	152,000	18,709
China Gold
International Resources Corp., Ltd. (I)	12,500	17,797
FIH Mobile, Ltd.	6,000	2,760
Xinyi Solar Holdings, Ltd.	33,000	11,325
		50,591
Cyprus - 0.0%
Songa Offshore SE (I)	30,800	3,697
Denmark - 2.0%
ALK-Abello A/S	491	56,287
Alm Brand A/S	7,955	45,772
Amagerbanken A/S (I)	25,580	0
Ambu A/S, Class B	1,232	33,386
Bang & Olufsen A/S (I)(L)	3,937	27,372
Bavarian Nordic A/S (I)	2,329	92,566
D/S Norden A/S (I)	2,246	49,596
Dfds A/S	2,755	87,747
FLSmidth & Company A/S (L)	2,430	80,650
Genmab A/S (I)	2,251	206,990
GN Store Nord A/S	7,647	137,376
IC Group A/S	807	22,961
Jyske Bank A/S (I)	1,492	82,550
Lan & Spar Bank A/S	225	13,989
NKT Holding A/S	2,489	131,411
PER Aarsleff A/S, Class B	138	47,367
Ringkjoebing Landbobank A/S	386	85,984
Rockwool International A/S, B Shares	501	71,413
Royal Unibrew A/S	3,390	126,926
Santa Fe Group A/S (I)	800	6,966
Schouw & Company A/S	1,093	58,826
SimCorp A/S	2,989	150,547
Solar A/S, B Shares	603	36,359
Spar Nord Bank A/S	8,852	100,970
Sydbank A/S	4,294	163,438
Topdanmark A/S (I)	5,572	158,296
United International Enterprises	65	10,309
Vestjysk Bank A/S (I)	155	204
		2,086,258
Faroe Islands - 0.1%
Bakkafrost P/F	2,180	69,682
Finland - 2.6%
Ahlstrom OYJ	63	497
Alma Media OYJ (I)	4,110	11,848
Amer Sports OYJ	8,604	218,850
Apetitt OYJ	696	10,471
Atria OYJ	1,021	8,895
BasWare OYJ	538	23,525
Bittium OYJ	5,761	32,356
Cargotec OYJ, B Shares	4,313	117,908
Caverion Corp.	7,780	77,792
Citycon OYJ (I)	11,833	29,118
Cramo OYJ	2,993	62,501
Elisa OYJ	6,236	210,947
F-Secure OYJ	7,159	19,791

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Finnair OYJ (I)	3,281	$11,256
Finnlines OYJ (I)	4,379	72,172
Fiskars OYJ ABP (L)	3,512	70,606
HKScan OYJ, A Shares	316	1,385
Huhtamaki OYJ	7,095	216,816
Ilkka-Yhtyma OYJ	1,535	3,411
Kemira OYJ	8,272	95,499
Kesko OYJ, B Shares	3,706	131,271
Konecranes OYJ (L)	4,353	108,977
Lassila & Tikanoja OYJ	1,447	29,077
Metsa Board OYJ	21,978	123,926
Metso OYJ	1,341	27,897
Nokian Renkaat OYJ	5,661	183,256
Olvi OYJ, A Shares	1,172	28,919
Oriola-KD OYJ, B Shares (I)	9,290	44,709
Orion OYJ, Class A	1,677	64,186
Orion OYJ, Class B	2,780	105,197
Outokumpu OYJ (I)	2,046	4,724
Outotec OYJ (L)	13,940	51,617
PKC Group OYJ	1,616	29,388
Poyry OYJ (I)	2,864	11,537
Raisio OYJ	8,267	39,778
Ramirent OYJ	4,765	36,548
Rapala VMC OYJ	2,298	12,460
Sanoma OYJ	1,738	6,420
Stockmann OYJ ABP, B Shares (I)	3,940	30,697
Technopolis OYJ	5,548	21,356
Tieto OYJ	4,223	106,669
Tikkurila OYJ	2,068	34,368
Uponor OYJ	4,437	57,639
Vaisala OYJ, A Shares	206	5,475
YIT OYJ	12,581	68,836
		2,660,571
France - 4.3%
ABC Arbitrage	1,757	9,817
Air France-KLM (I)(L)	8,947	62,555
Akka Technologies SA	497	12,850
Albioma SA	1,869	31,135
Alten SA	1,830	93,993
Altran Technologies SA	10,778	125,312
APRIL SA	1,212	17,607
Arkema SA	991	64,235
Assystem SA	1,693	34,707
Beneteau SA	2,042	30,368
BioMerieux	482	52,149
Boiron SA	604	58,266
Bonduelle S.C.A	1,470	37,783
Burelle SA	28	17,804
Cegedim SA (I)	186	7,499
Cegid Group SA	446	18,823
CGG SA (I)(L)	8,577	29,637
Cie des Alpes	105	2,069
Derichebourg SA (I)	5,068	14,578
Eiffage SA	1,284	79,429
Electricite de Strasbourg SA	81	9,615
Eramet (I)	341	12,581
Etablissements Maurel et Prom SA (I)	7,666	28,444
Euler Hermes Group	585	54,272
Faiveley Transport SA	600	61,999
Faurecia	3,465	108,064
Fimalac	683	63,937
GameLoft SA (I)	4,378	16,128
Gaztransport Et Technigaz SA	424	22,022

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
GL Events SA	213	$4,122
Groupe Crit	163	8,449
Groupe Fnac (I)	425	24,311
Guerbet SA	272	19,361
Haulotte Group SA	962	13,529
Havas SA	5,290	43,219
Interparfums SA	761	19,511
Ipsen SA	1,857	115,197
IPSOS	2,286	44,902
Jacquet Metal Service	1,278	17,304
Korian SA	1,760	66,296
Lagardere SCA	7,152	198,177
Lectra	1,346	14,933
LISI	1,205	32,616
Manitou BF SA	880	14,761
Mersen	1,171	23,603
Metropole Television SA	4,400	84,142
Montupet	453	26,706
Naturex (I)	388	27,571
Neopost SA	2,259	58,883
Nexans SA (I)	2,392	80,804
Nexity SA	2,360	101,776
NextRadioTV	203	8,236
Orpea	2,836	225,648
Parrot SA (I)	755	36,858
Pierre & Vacances SA (I)	142	3,846
Plastic Omnium SA	4,529	104,043
Rallye SA	1,771	29,031
Rexel SA	1,181	14,539
Robertet SA	135	33,823
Rubis SCA	2,922	217,326
Saft Groupe SA	2,157	70,558
Sartorius Stedim Biotech	289	86,014
Savencia SA	189	12,123
SEB SA	1,454	134,100
Seche Environnement SA	335	12,003
Societe Internationale de
Plantations d’Heveas SA (I)	50	1,341
Societe Television Francaise 1	8,404	118,190
Solocal Group (I)(L)	52,077	13,295
Somfy SA	271	78,171
Sopra Steria Group	1,200	133,166
Stef SA	202	13,322
Synergie SA	557	14,546
Technicolor SA	12,585	87,043
Teleperformance	4,507	341,981
Theolia SA (I)	4,793	2,841
Thermador Groupe	96	8,314
Trigano SA	613	29,167
UBISOFT Entertainment (I)	7,613	154,517
Valneva SE (I)	1,912	6,861
Vetoquinol SA	56	2,454
Vicat SA	878	54,846
Viel & Compagnie SA	6,040	20,653
Vilmorin & Compagnie SA	734	53,691
Virbac SA	350	60,585
		4,400,983
Gabon - 0.0%
Total Gabon	20	3,950
Georgia - 0.0%
Bank of Georgia Holdings PLC	252	6,889

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany - 6.5%
Aareal Bank AG	4,192	$149,096
ADVA Optical Networking SE (I)	2,463	26,374
Amadeus Fire AG	558	49,579
Aurubis AG	2,832	180,248
Axel Springer SE	788	44,066
Balda AG (I)	2,487	8,766
Bauer AG	314	5,935
BayWa AG	1,348	43,432
Bechtle AG	1,391	125,494
Bertrandt AG	483	50,439
Bijou Brigitte AG	340	18,689
Bilfinger SE	238	8,825
Biotest AG	714	14,397
Borussia Dortmund GmbH & Company KGaA	5,769	26,300
CANCOM SE	1,347	46,899
Carl Zeiss Meditec AG	1,949	54,505
CENTROTEC Sustainable AG	476	7,177
Cewe Stiftung & Company KGAA	626	34,825
comdirect bank AG	2,610	29,614
CompuGroup Medical AG	1,153	38,121
CTS Eventim AG & Company KGaA	3,354	124,403
Delticom AG	491	11,332
Deutsche Beteiligungs AG	423	11,781
Deutz AG	7,001	23,493
DMG Mori AG	4,888	187,785
Draegerwerk AG & Company KGaA	82	5,802
Drillisch AG	3,170	168,955
Duerr AG	2,207	155,264
Elmos Semiconductor AG	566	8,580
ElringKlinger AG	2,576	49,602
Evotec AG (I)	2,885	12,852
Fielmann AG	1,171	80,241
Fraport AG Frankfurt Airport
Services Worldwide	476	29,433
Freenet AG	9,134	302,195
Fuchs Petrolub SE	302	11,610
Gerresheimer AG	2,768	202,333
Gerry Weber International AG	2,449	37,026
Gesco AG	295	22,610
GFK AG	361	12,637
GFT Technologies AG	961	23,492
Grammer AG	1,191	27,324
GRENKELEASING AG	176	27,886
Hamburger Hafen und Logistik AG	2,218	36,136
Heidelberger Druckmaschinen AG (I)	18,003	46,184
HOCHTIEF AG	268	22,376
Homag Group AG	498	19,354
Hornbach Baumarkt AG	249	9,321
Indus Holding AG	2,123	94,990
Init Innovation In Traffic Systems AG	106	2,427
Isra Vision AG	212	11,860
Jenoptik AG	5,491	78,065
KION Group AG (I)	1,272	56,522
Kloeckner & Company SE (L)	7,645	62,674
Koenig & Bauer AG (I)	182	5,365
Kontron AG (I)	4,988	14,125
Krones AG	1,102	116,144
KUKA AG (L)	2,124	163,006
KWS Saat AG	206	68,670
Lanxess AG	3,724	174,370
LEG Immobilien AG (I)	2,098	173,574
Leoni AG	3,125	166,890
LPKF Laser & Electronics AG (L)	2,164	20,206

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Manz AG (I)	233	$16,939
Medigene AG (I)	760	5,238
MLP AG	5,864	26,004
MTU Aero Engines Holding AG	2,479	207,544
MVV Energie AG	884	20,906
Nemetschek AG	1,992	74,895
Nordex SE (I)	5,058	138,197
Norma Group SE	2,413	118,671
OHB SE	399	7,875
Osram Licht AG	2,844	147,344
Patrizia Immobilien AG (I)	4,167	99,604
Pfeiffer Vacuum Technology AG	664	76,715
PNE Wind AG	4,544	10,659
Puma SE	194	40,159
QSC AG	6,549	11,046
Rational AG	233	93,218
Rheinmetall AG	3,081	189,448
Rhoen-Klinikum AG	3,597	101,862
SAF-Holland SA	4,007	52,856
Salzgitter AG	2,631	65,353
Schaltbau Holding AG	493	25,585
SGL Carbon SE (I)(L)	2,999	47,788
SHW AG	14	315
Singulus Technologies AG (I)	4,168	2,864
Sixt SE	1,292	62,988
SMA Solar Technology AG (I)	916	39,663
Software AG	4,608	134,650
STADA Arzneimittel AG	4,642	166,399
STRATEC Biomedical AG	58	3,372
Stroeer Media AG	2,153	126,898
Suedzucker AG	5,201	94,580
Suss Microtec AG (I)	2,259	14,304
TAG Immobilien AG	2,538	30,108
Takkt AG	2,476	46,527
Tom Tailor Holding AG (I)	710	3,965
TUI AG	11,296	208,711
Vossloh AG (I)	716	53,272
VTG AG	1,231	36,413
Wacker Chemie AG	578	43,963
Wacker Neuson SE	2,553	37,043
Washtec AG	850	20,790
Wincor Nixdorf AG	2,415	94,946
XING AG	155	33,304
		6,674,657
Gibraltar - 0.1%
888 Holdings PLC	12,231	30,532
Bwin Party Digital Entertainment PLC	46,527	78,383
		108,915
Greece - 0.0%
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	3,303	151
TT Hellenic Postbank SA (I)	12,594	0
		151
Guernsey, Channel Islands - 0.0%
Raven Russia, Ltd. (I)	6,649	3,822
Hong Kong - 3.1%
Allied Group, Ltd.	6,000	28,041
Allied Properties HK, Ltd.	216,000	44,741
APAC Resources, Ltd. (I)	102,646	1,120
APT Satellite Holdings, Ltd.	32,250	27,933
Asia Financial Holdings, Ltd.	26,000	9,971

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Asia Satellite Telecom Holdings Company, Ltd.	2,500	$3,894
ASM Pacific Technology, Ltd.	600	3,935
Associated International Hotels, Ltd.	44,000	125,063
Bonjour Holdings, Ltd.	162,800	6,640
Bright Smart Securities &
Commodities Group, Ltd.	26,000	7,348
Brockman Mining, Ltd. (I)	740,840	15,740
Burwill Holdings, Ltd. (I)	292,000	10,795
Cafe de Coral Holdings, Ltd.	26,000	87,015
Champion Technology Holdings, Ltd. (I)	545,220	8,748
Chen Hsong Holdings	10,000	2,349
Cheuk Nang Holdings, Ltd.	3,176	2,392
China Billion Resources, Ltd. (I)	97,920	0
China Energy Development Holdings, Ltd. (I)	634,000	13,021
China Metal International Holdings, Inc.	12,000	3,229
China Renji Medical Group, Ltd. (I)	99,900	1,707
China Solar Energy Holdings, Ltd. (I)	42,500	987
Chow Sang Sang Holdings International, Ltd.	22,000	44,050
Chuang’s Consortium International, Ltd.	30,948	3,407
CITIC Telecom International Holdings, Ltd.	112,000	38,445
CK Life Sciences International Holdings, Inc.	282,000	25,209
CP Lotus Corp. (I)	220,000	4,979
Cross-Harbour Holdings, Ltd.	18,000	23,987
CSI Properties, Ltd	245,066	7,784
CST Mining Group, Ltd. (I)	2,210,240	22,963
Dah Sing Banking Group, Ltd.	34,400	63,355
Dah Sing Financial Holdings, Ltd.	15,720	86,101
Dickson Concepts International, Ltd.	29,000	10,420
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Capital Group, Ltd.	192,000	15,272
Emperor Entertainment Hotel, Ltd.	40,000	7,195
Emperor International Holdings, Ltd.	97,333	18,781
Esprit Holdings, Ltd.	94,700	70,523
eSun Holdings, Ltd. (I)	74,000	6,521
Far East Consortium International, Ltd.	116,912	43,488
Future Bright Holdings, Ltd.	6,000	670
G-Resources Group, Ltd.	2,014,800	52,478
Get Nice Holdings, Ltd.	591,000	20,716
Giordano International, Ltd.	100,000	48,318
Global Brands Group Holding, Ltd. (I)	4,000	828
Glorious Sun Enterprises, Ltd.	64,000	10,512
Haitong International Securities Group, Ltd.	103,196	51,422
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Harbour Centre Development, Ltd.	38,000	64,741
HKR International, Ltd.	75,200	36,165
Hong Kong Aircraft
Engineering Company, Ltd.	2,000	15,189
Hong Kong Ferry Holdings Company, Ltd.	29,000	33,182
Hongkong Chinese, Ltd.	66,000	10,181
Hopewell Holdings, Ltd.	10,000	34,062
Hsin Chong Construction Group, Ltd.	170,000	20,265
Hung Hing Printing Group, Ltd.	82,000	10,282
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	136,000	54,756
Imagi International Holdings, Ltd. (I)	106,250	1,547
IT, Ltd.	44,601	11,645
Johnson Electric Holdings, Ltd.	10,500	34,688
K Wah International Holdings, Ltd.	159,169	63,665
Kingston Financial Group, Ltd. (I)	84,000	29,349
Kowloon Development Company, Ltd.	22,000	25,265
Lai Sun Development Company, Ltd.	766,000	12,014
Lifestyle International Holdings, Ltd.	37,500	53,730
Lippo China Resources, Ltd.	36,000	1,377

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Liu Chong Hing Investment, Ltd.	16,000	$16,946
Luk Fook Holdings International, Ltd.	30,000	75,197
Man Wah Holdings, Ltd.	44,800	43,889
Mandarin Oriental International, Ltd.	8,000	12,205
Mason Financial Holdings, Ltd. (I)	640,000	23,664
Melco International Development, Ltd.	10,000	12,294
Midland Holdings, Ltd. (I)	48,000	19,897
Natural Beauty Bio-Technology, Ltd.	20,000	1,603
New Times Energy Corp., Ltd. (I)	39,450	1,005
NewOcean Energy Holdings, Ltd.	106,000	40,050
Noble Group, Ltd. (L)	137,100	40,116
Orient Overseas International, Ltd.	2,500	11,763
Pacific Andes International Holdings, Ltd. (I)	328,006	6,512
Pacific Basin Shipping, Ltd.	166,000	50,506
Pacific Textiles Holdings, Ltd.	51,000	69,423
Paliburg Holdings, Ltd.	46,000	14,133
Paradise Entertainment, Ltd.	52,000	8,776
PCCW, Ltd.	28,000	14,413
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	4,579
Pico Far East Holdings, Ltd.	100,000	23,205
Playmates Holdings, Ltd.	7,800	8,119
Playmates Toys, Ltd.	8,000	1,548
Polytec Asset Holdings, Ltd.	150,000	20,008
PYI Corp., Ltd.	372,000	8,625
Regal Hotels International Holdings, Ltd.	36,000	18,756
SA SA International Holdings, Ltd. (L)	82,000	31,675
SEA Holdings, Ltd.	4,000	4,568
Shenwan Hongyuan HK, Ltd.	20,000	8,126
Shun Tak Holdings, Ltd.	144,250	54,727
Sing Tao News Corp., Ltd.	108,000	14,807
Singamas Container Holdings, Ltd.	114,000	14,786
Sitoy Group Holdings, Ltd.	14,000	6,950
SmarTone Telecommunications Holdings, Ltd.	31,500	59,564
SOCAM Development, Ltd. (I)	16,674	10,355
South China Holdings Company, Ltd. (I)	512,000	37,215
Stella International Holdings, Ltd.	25,000	61,453
Sun Hung Kai & Company, Ltd.	25,000	17,158
TAI Cheung Holdings, Ltd.	46,000	35,744
Tao Heung Holdings, Ltd.	14,000	4,611
Television Broadcasts, Ltd.	19,100	63,738
Texwinca Holdings, Ltd.	60,000	54,115
The Hongkong & Shanghai Hotels, Ltd.	1,500	1,693
Titan Petrochemicals Group, Ltd. (I)	500,000	15,871
Tradelink Electronic Commerce, Ltd.	50,000	10,172
Transport International Holdings, Ltd.	19,200	50,873
Trinity, Ltd.	74,000	8,041
United Laboratories
International Holdings, Ltd. (I)	42,000	21,519
Upbest Group, Ltd.	148,000	38,914
Value Partners Group, Ltd.	62,000	58,328
Varitronix International, Ltd.	18,000	12,014
Victory City International Holdings, Ltd.	105,827	15,536
Vitasoy International Holdings, Ltd.	76,000	112,549
VST Holdings Company, Ltd.	75,200	20,532
Wai Kee Holdings, Ltd.	68,000	21,067
Wing Tai Properties, Ltd.	102,000	56,857
Xinyi Glass Holdings, Ltd.	159,000	71,384
YGM Trading, Ltd.	10,000	9,044
Yugang International, Ltd.	312,000	4,494
		3,149,908
India - 0.0%
Vedanta Resources PLC (L)	2,671	17,206

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland - 1.6%
C&C Group PLC	31,161	$123,635
DCC PLC	6,122	462,617
FBD Holdings PLC	1,839	13,681
Glanbia PLC	5,965	111,032
Grafton Group PLC	18,960	192,208
Greencore Group PLC	21,443	88,680
IFG Group PLC	8,615	18,644
Irish Continental Group PLC	8,389	41,082
Kingspan Group PLC	10,256	247,866
Paddy Power PLC	1,456	168,466
UDG Healthcare PLC	20,187	153,654
		1,621,565
Isle of Man - 0.0%
Hansard Global PLC	6,816	11,754
Playtech PLC	1,829	22,966
		34,720
Israel - 0.8%
Africa Israel Investments, Ltd. (I)(L)	7,409	4,792
Airport City, Ltd. (I)	1,528	14,824
Amot Investments, Ltd.	4,144	12,759
Cellcom Israel, Ltd. (I)	1,966	12,348
Cellcom Israel, Ltd. (I)	825	5,132
Ceragon Networks, Ltd. (I)	220	371
Clal Biotechnology Industries, Ltd. (I)	3,950	3,008
Clal Insurance Enterprise Holdings, Ltd. (I)	1,968	29,190
Compugen, Ltd. (I)	1,251	6,067
Delek Automotive Systems, Ltd.	2,996	28,165
Delta Galil Industries, Ltd.	618	18,535
Electra Israel, Ltd.	37	4,539
EZchip Semiconductor, Ltd. (I)	900	22,644
First International Bank of Israel, Ltd.	698	8,683
Frutarom Industries, Ltd.	2,853	107,958
Gilat Satellite Networks, Ltd. (I)	215	774
Hadera Paper, Ltd. (I)	244	7,092
Harel Insurance Investments &
Financial Services, Ltd.	10,502	43,651
Israel Discount Bank, Ltd., Class A (I)	13,862	25,345
Ituran Location & Control, Ltd.	1,195	24,682
Jerusalem Oil Exploration (I)	782	30,434
Kamada, Ltd. (I)	1,616	5,527
Matrix IT, Ltd.	2,095	12,380
Mazor Robotics, Ltd. (I)	891	4,840
Melisron, Ltd.	701	26,089
Menorah Mivtachim Holdings, Ltd.	1,766	15,472
Migdal Insurance Financial Holding, Ltd.	13,577	12,344
Mivtach Shamir Holdings, Ltd.	397	7,974
Naphtha Israel Petroleum Corp., Ltd. (I)	2,030	10,618
Nitsba Holdings 1995, Ltd. (I)	2,317	40,835
Nova Measuring Instruments, Ltd. (I)	376	3,634
Oil Refineries, Ltd. (I)(L)	53,675	19,715
Osem Investments, Ltd.	788	15,222
Partner Communications Company, Ltd. (I)	2,939	11,666
Paz Oil Company, Ltd.	378	56,150
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	449	19,182
Sapiens International Corp. NV	836	9,352
Shikun & Binui, Ltd.	16,067	29,241
Shufersal, Ltd. (I)	9,143	21,693
Strauss Group, Ltd. (I)	806	10,810
The Phoenix Holdings, Ltd. (I)	2,821	7,435
Tower Semiconductor, Ltd. (I)	3,359	43,272
		794,444

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy - 4.0%
A2A SpA	67,835	$84,215
ACEA SpA	5,780	78,057
Amplifon SpA	9,264	70,114
Ansaldo STS SpA	10,934	115,880
Arnoldo Mondadori Editore SpA (I)	12,613	13,272
Ascopiave SpA	2,314	5,331
Astaldi SpA	4,499	41,063
Autogrill SpA (I)	9,730	88,748
Azimut Holding SpA	9,822	210,776
Banca Generali SpA	4,148	117,012
Banca IFIS SpA	1,301	30,257
Banca Popolare dell’Emilia Romagna SC	28,867	238,068
Banca Popolare dell’Etruria e del Lazio (I)	13,061	8,509
Banca Popolare di Milano Scarl	205,710	203,393
Banca Popolare di Sondrio Scarl	17,792	81,512
Banca Profilo SpA	24,032	7,028
Banco Popolare SC (I)	9,557	141,401
Biesse SpA	1,877	28,428
Brembo SpA	2,573	99,541
Buzzi Unicem SpA	4,611	77,077
Cairo Communication SpA	2,348	11,221
Cementir SpA	6,150	33,193
CIR-Compagnie Industriali Riunite SpA (I)	39,165	39,302
Credito Emiliano SpA	9,474	65,215
Credito Valtellinese Scarl (I)	79,817	103,220
Danieli & C Officine Meccaniche SpA	1,823	35,530
Datalogic SpA	981	15,542
Davide Campari Milano SpA	9,928	79,074
De’Longhi SpA	2,796	68,699
DeA Capital SpA (I)	4,665	7,240
DiaSorin SpA	1,678	73,444
Ei Towers SpA	1,086	66,786
Engineering SpA	449	25,809
ERG SpA	6,865	96,019
Esprinet SpA	3,554	29,436
Eurotech SpA (I)	1,562	2,919
Falck Renewables SpA	20,060	24,918
Geox SpA (I)	8,390	35,352
Gruppo Editoriale L’Espresso SpA (I)	18,304	18,336
Hera SpA	62,355	161,898
IMMSI SpA (I)	6,756	3,477
Industria Macchine Automatiche SpA	235	10,508
Interpump SpA	6,839	91,203
Iren SpA	48,658	79,417
Italcementi SpA	8,870	98,455
Italmobiliare SpA	827	35,306
Juventus Football Club SpA (I)	23,150	6,358
Landi Renzo SpA (I)	3,939	3,336
Maire Tecnimont SpA (I)	10,323	28,645
MARR SpA	2,608	49,524
Piaggio & C SpA	17,916	43,075
Prysmian SpA	8,300	171,556
Recordati SpA	6,917	159,614
Reply SpA	376	41,271
Safilo Group SpA (I)	2,378	27,809
Salvatore Ferragamo Italia SpA	165	4,401
Saras SpA (I)	23,795	50,602
SAVE SpA	841	11,848
Societa Cattolica di Assicurazioni SCRL	14,793	104,227
Societa Iniziative Autostradali e Servizi SpA	5,263	59,099
Sogefi SpA (I)	3,551	7,274
SOL SpA	2,802	22,240
Trevi Finanziaria Industriale SpA	9,838	12,495

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Unipol Gruppo Finanziario SpA	18,195	$79,949
Vittoria Assicurazioni SpA	2,112	23,209
World Duty Free SpA (I)	3,178	36,345
Yoox SpA (I)	3,137	94,449
Zignago Vetro SpA	1,669	10,353
		4,098,880
Japan - 23.1%
Accordia Golf Company, Ltd.	2,900	26,207
Achilles Corp.	10,000	12,318
Adastria Company, Ltd.	1,110	66,497
ADEKA Corp.	8,700	111,169
Advan Company, Ltd.	1,000	7,714
Advantest Corp.	400	2,876
Aeon Delight Company, Ltd.	200	5,776
Ai Holdings Corp.	2,700	66,834
Aica Kogyo Company, Ltd.	2,900	58,020
Aichi Corp.	3,200	18,008
Aichi Steel Corp.	10,000	37,764
Aida Engineering, Ltd.	4,500	37,102
Ain Pharmaciez, Inc.	400	20,417
Aiphone Company, Ltd.	1,300	19,472
Airport Facilities Company, Ltd.	1,200	5,470
Aisan Industry Company, Ltd.	2,500	22,940
Akebono Brake Industry Company, Ltd.	2,300	7,304
Alpen Company, Ltd.	1,700	27,116
Alpha Systems, Inc.	840	12,929
Alpine Electronics, Inc.	3,300	36,166
Amano Corp.	5,200	60,026
Anest Iwata Corp.	1,800	11,815
Anritsu Corp.	9,800	59,612
AOKI Holdings, Inc.	4,000	48,596
Aoyama Trading Company, Ltd.	1,200	42,328
Arcland Sakamoto Company, Ltd.	1,200	25,833
Arcs Company, Ltd.	3,125	58,859
Ariake Japan Company, Ltd.	1,200	47,032
Arisawa Manufacturing Company, Ltd.	2,900	17,141
Arrk Corp. (I)	4,200	3,729
As One Corp.	700	21,345
Asahi Company, Ltd.	1,500	16,348
Asahi Diamond Industrial Company, Ltd.	5,000	45,430
Asahi Holdings, Inc.	1,800	27,041
Asahi Intecc Company, Ltd.	1,600	57,668
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	11,009
Asatsu-DK, Inc.	2,300	51,748
ASKA Pharmaceutical Company, Ltd.	1,600	17,386
Atom Corp.	2,000	10,815
Atsugi Company, Ltd.	12,000	10,836
Autobacs Seven Company, Ltd.	4,300	71,398
Avex Group Holdings, Inc.	2,500	28,409
Axell Corp.	100	1,204
Axial Retailing, Inc.	1,300	42,684
Azbil Corp.	1,800	45,562
Bando Chemical Industries, Ltd.	5,000	19,356
Bank of the Ryukyus, Ltd.	3,000	44,129
Belc Company, Ltd.	500	17,059
Belluna Company, Ltd.	2,100	11,480
Bic Camera, Inc.	2,200	19,138
Bit-isle, Inc.	1,100	8,413
BML, Inc.	900	25,054
Bookoff Corp.	1,400	10,534
Broadleaf Company, Ltd.	500	5,086
Bunka Shutter Company, Ltd.	5,000	35,907

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
CAC Holdings Corp.	1,500	$11,641
Calsonic Kansei Corp.	7,000	52,565
Can Do Company, Ltd.	900	11,455
Canon Electronics, Inc.	1,700	27,432
Capcom Company, Ltd.	1,600	31,550
Cawachi, Ltd.	1,400	22,959
Central Glass Company, Ltd.	19,000	83,038
Chino Corp.	400	3,529
Chiyoda Company, Ltd.	1,200	38,503
Chiyoda Integre Company, Ltd.	800	17,131
Chofu Seisakusho Company, Ltd.	2,100	40,979
Chubu Shiryo Company, Ltd.	2,000	17,497
Chudenko Corp.	2,600	50,514
Chuetsu Pulp & Paper Company, Ltd.	5,000	7,841
Chugai Mining Company, Ltd. (I)	34,900	6,998
Chugai Ro Company, Ltd.	5,000	9,186
Chugoku Marine Paints, Ltd.	4,000	25,322
CKD Corp.	5,400	44,626
Clarion Company, Ltd. (L)	8,000	25,309
Cleanup Corp.	2,100	15,383
CMK Corp.	5,400	9,987
Coca-Cola West Company, Ltd.	600	11,697
Cocokara Fine, Inc.	1,540	56,792
Colowide Company, Ltd. (L)	2,200	30,882
COMSYS Holdings Corp.	1,700	20,277
CONEXIO Corp.	1,900	18,302
COOKPAD, Inc.	1,200	25,333
Corona Corp.	300	2,724
Cosel Company, Ltd.	1,200	11,615
Cosmo Energy Holdings Company, Ltd. (I)	34,000	46,480
Dai Nippon Toryo Company, Ltd.	12,000	16,067
Dai-Dan Company, Ltd.	2,000	13,491
Daibiru Corp.	3,400	26,468
Daido Metal Company, Ltd.	3,000	24,997
Daidoh, Ltd.	2,000	8,137
Daifuku Company, Ltd.	4,600	63,202
Daihen Corp.	8,000	37,900
Daiichi Jitsugyo Company, Ltd.	4,000	19,230
Daiichikosho Company, Ltd.	1,100	38,989
Daiken Corp.	5,000	15,199
Daiken Medical Company, Ltd.	400	3,301
Daikoku Denki Company, Ltd.	800	10,804
Daikyo, Inc.	19,000	32,189
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	29,873
Daio Paper Corp. (L)	7,000	57,633
Daiseki Company, Ltd.	2,500	42,663
Daisyo Corp.	800	9,342
Daiwa Industries, Ltd.	2,000	13,666
Daiwabo Holdings Company, Ltd.	17,000	29,734
DCM Holdings Company, Ltd.	7,700	56,306
Denka Company, Ltd.	13,000	51,297
Denki Kogyo Company, Ltd.	5,000	22,606
Denyo Company, Ltd.	900	14,269
Descente, Ltd.	2,300	32,589
DMG Mori Seiki Company, Ltd.	1,700	21,639
Doshisha Company, Ltd.	1,700	31,195
Doutor Nichires Holdings Company, Ltd.	2,900	44,443
Dr. Ci:Labo Company, Ltd.	1,000	18,849
DTS Corp.	1,700	40,168
Dunlop Sports Company, Ltd.	1,300	12,184
Duskin Company, Ltd.	3,700	67,006
Dydo Drinco, Inc.	900	38,301

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Eagle Industry Company, Ltd.	800	$14,315
EDION Corp.	6,100	41,870
Eiken Chemical Company, Ltd.	1,400	23,903
Eizo Corp.	1,500	34,952
Elematec Corp.	700	15,815
en-japan, Inc.	400	10,684
Enplas Corp.	400	13,833
EPS Holdings, Inc.	1,800	17,636
ESPEC Corp.	1,600	15,483
Excel Company, Ltd.	900	11,276
Exedy Corp.	1,100	24,404
F@N Communications Inc.	2,000	13,163
Fancl Corp.	2,600	37,333
FCC Company, Ltd.	2,800	44,930
FDK Corp. (I)	11,000	9,219
Feed One Holdings Company, Ltd.	15,040	18,046
Ferrotec Corp.	2,600	22,477
Fields Corp.	1,500	20,384
Financial Products Group Company, Ltd.	2,700	19,529
Foster Electric Company, Ltd.	2,100	42,021
FP Corp.	1,100	40,773
France Bed Holdings Company, Ltd.	2,200	15,565
Fudo Tetra Corp.	10,800	14,406
Fuji Company, Ltd.	1,400	33,445
Fuji Corp., Ltd.	100	562
Fuji Kyuko Company, Ltd.	1,000	9,348
Fuji Oil Company, Ltd	4,400	12,821
Fuji Oil Holdings, Inc.	5,200	67,531
Fuji Seal International, Inc.	1,700	49,054
Fuji Soft, Inc.	1,800	31,535
Fujibo Holdings, Inc.	7,000	13,089
Fujicco Company, Ltd.	1,000	20,309
Fujikura Kasei Company, Ltd.	2,000	8,896
Fujikura, Ltd.	15,000	62,017
Fujimi, Inc.	500	6,763
Fujimori Kogyo Company, Ltd.	1,100	27,041
Fujisash Company, Ltd. (I)	4,900	4,879
Fujita Kanko, Inc.	3,000	10,315
Fujitec Company, Ltd.	5,000	43,684
Fujitsu General, Ltd.	3,000	32,723
Fukushima Industries Corp.	1,200	24,323
Fukuyama Transporting Company, Ltd.	2,000	10,803
Funai Electric Company, Ltd.	2,600	24,061
Funai Soken Holdings, Inc.	2,000	28,473
Furukawa Company, Ltd.	19,000	40,163
Furukawa Electric Company, Ltd.	7,000	11,020
Furuno Electric Company, Ltd.	2,400	15,849
Fuso Pharmaceutical Industries, Ltd.	5,000	11,466
Futaba Corp.	2,900	37,501
Futaba Industrial Company, Ltd.	3,400	12,282
Future System Consulting Corp.	200	1,132
Fuyo General Lease Company, Ltd.	1,700	65,308
G-Tekt Corp.	600	6,839
Gakken Company, Ltd.	4,000	7,710
Gecoss Corp.	400	3,442
Geo Holdings Corp.	3,900	62,319
GLOBERIDE, Inc.	1,000	11,724
Glory, Ltd.	1,600	37,816
GMO Internet, Inc.	2,600	33,695
GMO Payment Gateway, Inc.	600	23,212
Godo Steel, Ltd.	16,000	24,852
Goldcrest Company, Ltd.	1,690	31,452
Goldwin, Inc.	1,000	45,083

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Gree, Inc.	2,900	$12,989
GS Yuasa Corp.	4,000	15,099
Gulliver International Company, Ltd.	3,900	35,721
Gun-Ei Chemical Industry Company, Ltd.	4,000	9,181
Gunze, Ltd.	13,000	39,325
Gurunavi, Inc.	1,400	23,118
Hakuto Company, Ltd.	1,300	13,629
Hamakyorex Company, Ltd.	1,000	18,025
Hanwa Company, Ltd.	14,000	51,460
Happinet Corp.	1,000	9,726
Harima Chemicals, Inc.	2,000	7,488
Harmonic Drive Systems, Inc.	700	10,030
Hazama Corp.	10,090	64,542
Heiwa Corp.	700	12,005
Heiwa Real Estate Company, Ltd.	2,800	30,014
Heiwado Company, Ltd.	2,000	43,826
Hibiya Engineering, Ltd.	1,500	16,715
Hiday Hidaka Corp.	580	14,698
Higo Bank, Ltd.	5,000	36,802
Hioki EE Corp.	500	8,813
Hiramatsu, Inc.	300	1,584
Hisaka Works, Ltd.	2,000	14,962
Hitachi Koki Company, Ltd.	5,700	39,804
Hitachi Kokusai Electric, Inc.	4,000	42,268
Hitachi Transport System, Ltd.	2,200	36,275
Hitachi Zosen Corp.	13,600	70,613
Hodogaya Chemical Company, Ltd.	7,000	9,258
Hogy Medical Company, Ltd.	1,100	50,404
Hokkaido Electric Power Company, Inc. (I)	2,000	19,408
Hokkaido Gas Company, Ltd.	3,000	6,926
Hokkan Holdings, Ltd.	5,000	11,768
Hokuetsu Industries Company, Ltd.	2,000	13,026
Hokuetsu Paper Mills, Ltd.	9,500	51,614
Hokuto Corp.	1,600	28,835
Honeys Company, Ltd.	1,350	11,378
Hoosiers Holdings Company, Ltd.	1,500	5,603
Horiba, Ltd.	2,500	91,152
Hosiden Corp.	4,400	23,295
Hosokawa Micron Corp.	3,000	14,377
House Food Corp.	600	10,147
IBJ Leasing Company, Ltd.	1,900	37,046
Ichikoh Industries, Ltd.	4,000	6,411
Ichiyoshi Securities Company, Ltd.	2,800	24,318
ICOM, Inc.	500	10,389
Idec Corp.	2,500	19,274
Ihara Chemical Industry Company, Ltd.	2,500	25,967
Iino Kaiun Kaisha, Ltd.	5,200	23,593
Ikegami Tsushinki Company, Ltd. (L)	4,000	4,494
Ikyu Corp.	200	4,361
Imasen Electric Industrial	1,700	14,587
Imperial Hotel, Ltd.	200	4,042
Inaba Denki Sangyo Company, Ltd.	1,600	48,277
Inaba Seisakusho Company, Ltd.	200	2,061
Inabata & Company, Ltd.	5,100	53,248
Inageya Company, Ltd.	1,500	15,236
Ines Corp.	2,700	24,485
Intage, Inc.	1,600	22,836
Internet Initiative Japan, Inc.	2,400	43,003
Inui Global Logistics Company, Ltd.	875	5,960
Iriso Electronics Company, Ltd.	200	8,715
Iseki & Company, Ltd.	12,000	17,286
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	27,653
IT Holdings Corp.	5,400	122,502

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ito En, Ltd.	1,100	$23,017
Itochu Enex Company, Ltd.	3,800	28,836
Itochu-Shokuhin Company, Ltd.	600	19,707
Itoham Foods, Inc.	12,000	65,173
IwaiCosmo Holdings, Inc.	900	10,297
Iwatani Corp.	11,000	62,442
J-Oil Mills, Inc.	9,000	25,807
Jalux, Inc.	500	9,405
Jamco Corp.	500	19,292
Janome Sewing Machine Company, Ltd. (I)	1,200	8,310
Japan Aviation Electronics Industry, Ltd.	1,000	15,020
Japan Communications, Inc. (I)(L)	6,000	15,733
Japan Digital Laboratory Company, Ltd.	1,500	20,673
Japan Drilling Company, Ltd.	400	8,534
Japan Pulp & Paper Company, Ltd.	6,000	16,145
Japan Radio Company, Ltd.	3,000	9,740
Japan Transcity Corp., Ltd.	5,000	16,988
Jastec Company, Ltd.	400	3,448
JBCC Holdings, Inc.	1,900	11,674
Jin Company, Ltd.	800	37,568
JMS Company, Ltd.	1,000	2,313
Joshin Denki Company, Ltd.	3,000	23,278
JSP Corp.	800	12,489
Juki Corp.	1,400	15,005
JVC Kenwood Corp.	9,070	20,352
K&O Energy Group, Inc.	1,500	18,251
K’s Holdings Corp.	800	25,110
kabu.com Securities Company, Ltd.	11,400	36,990
Kadokawa Dwango Corp.	3,636	48,273
Kaga Electronics Company, Ltd.	1,100	14,003
Kameda Seika Company, Ltd.	700	29,233
Kamei Corp.	2,000	18,720
Kanamoto Company, Ltd.	2,400	43,186
Kandenko Company, Ltd.	7,000	45,240
Kanematsu Corp.	40,000	56,102
Kanematsu Electronics, Ltd.	1,300	18,934
Kanto Denka Kogyo Company, Ltd.	2,000	12,793
Kappa Create Holdings Company, Ltd. (I)	500	5,140
Kasai Kogyo Company, Ltd.	1,000	11,179
Katakura Industries Company, Ltd.	2,100	22,443
Kato Sangyo Company, Ltd.	2,200	47,728
Kato Works Company, Ltd.	2,000	8,058
Kawai Musical Instruments
Manufacturing Company, Ltd.	600	10,261
Kawasaki Kisen Kaisha, Ltd.	8,000	17,589
Kenedix, Inc.	1,600	5,328
Key Coffee, Inc.	800	13,529
Kimoto Company, Ltd.	3,000	6,398
Kintetsu World Express, Inc.	2,600	45,856
Kinugawa Rubber Industrial Company, Ltd.	3,000	14,903
Kissei Pharmaceutical Company, Ltd.	2,000	45,626
Kitz Corp.	7,800	34,711
KLab, Inc. (I)	2,100	20,306
Koa Corp.	2,300	19,991
Koatsu Gas Kogyo Company, Ltd.	3,000	16,238
Kohnan Shoji Company, Ltd.	1,800	22,705
Kohsoku Corp.	1,400	10,301
Kojima Company, Ltd.	3,000	7,586
Kokuyo Company, Ltd.	8,300	88,134
Komatsu Seiren Company, Ltd.	2,000	10,605
Komeri Company, Ltd.	700	15,152
Komori Corp.	6,300	65,028
Konishi Company, Ltd.	1,100	19,018

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kumagai Gumi Company, Ltd.	3,000	$9,383
Kura Corp.	800	25,377
Kurabo Industries, Ltd.	16,000	28,441
Kureha Corp.	12,000	43,188
Kurimoto, Ltd.	10,000	15,513
Kuroda Electric Company, Ltd.	2,400	44,547
Kusuri No Aoki Company, Ltd.	400	21,150
KYB Company, Ltd.	2,000	5,287
Kyodo Printing Company, Ltd.	8,000	22,083
Kyoei Steel, Ltd.	1,100	17,272
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	9,004
Kyokuto Securities Company, Ltd.	800	10,723
Kyokuyo Company, Ltd.	7,000	15,330
Kyorin Company, Ltd.	3,100	47,435
Kyoritsu Maintenance Company, Ltd.	780	50,202
Kyosan Electric Manufacturing Company, Ltd.	2,000	5,336
Kyowa Exeo Corp.	6,700	64,792
Kyudenko Corp.	2,000	33,360
Lasertec Corp.	900	9,175
LEC, Inc.	700	7,836
Leopalace21 Corp. (I)	12,500	58,328
Life Corp.	1,200	34,185
Lintec Corp.	1,600	33,669
Lion Corp.	7,000	61,528
Macnica Fuji Electronics Holdings, Inc. (I)	3,050	36,229
Maeda Corp.	10,000	72,985
Maeda Road Construction Company, Ltd.	4,000	70,203
Maezawa Kasei Industries Company, Ltd.	1,100	9,495
Maezawa Kyuso Industries Company, Ltd.	900	11,490
Makino Milling Machine Company, Ltd.	8,000	50,202
Mandom Corp.	1,400	45,796
Mani, Inc.	600	11,657
Mars Engineering Corp.	700	11,778
Marubun Corp.	200	1,434
Marudai Food Company, Ltd.	8,000	31,503
Maruha Nichiro Corp.	2,738	39,335
Marusan Securities Company, Ltd.	3,000	30,474
Maruwa Company, Ltd.	600	12,277
Marvelous, Inc.	1,400	10,731
Matsuda Sangyo Company, Ltd.	1,400	15,081
Matsumotokiyoshi Holdings Company, Ltd.	1,500	66,548
Matsuya Foods Company, Ltd.	700	13,442
Max Company, Ltd.	3,000	28,261
Megachips Corp.	800	7,683
Megmilk Snow Brand Company, Ltd.	4,600	88,148
Meidensha Corp.	9,000	26,780
Meiko Network Japan Company, Ltd.	2,100	22,942
Meitec Corp.	2,100	73,249
Meito Sangyo Company, Ltd.	900	9,859
Melco Holdings, Inc.	1,200	19,647
Message Company, Ltd.	700	14,553
Micronics Japan Company, Ltd.	1,200	10,933
Milbon Company, Ltd.	556	18,428
Mimasu Semiconductor Industry Company, Ltd.	1,400	12,819
Ministop Company, Ltd.	1,100	24,990
Mirait Holdings Corp.	5,440	49,338
Misawa Homes Company, Ltd.	2,000	12,115
Mitsuba Corp.	3,100	41,568
Mitsubishi Paper Mills, Ltd. (I)	26,000	16,959
Mitsubishi Pencil Company, Ltd.	1,000	47,317
Mitsubishi Shokuhin Company, Ltd.	200	4,566
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	18,347
Mitsuboshi Belting Company, Ltd.	4,000	30,447

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui Engineering &
Shipbuilding Company, Ltd.	29,000	$41,844
Mitsui High-Tec, Inc.	2,200	11,847
Mitsui Home Company, Ltd.	3,000	15,001
Mitsui Matsushima Company, Ltd.	10,000	9,757
Mitsui Mining & Smelting Company, Ltd.	6,000	10,783
Mitsui Sugar Company, Ltd.	8,000	33,320
Mitsui-Soko Company, Ltd.	3,000	8,759
Mitsuuroko Holdings Company, Ltd.	3,200	14,699
Miura Company, Ltd.	3,000	34,791
Miyazaki Bank, Ltd.	14,000	47,450
Mizuno Corp.	7,000	31,846
Mochida Pharmaceutical Company, Ltd.	400	23,172
Modec, Inc.	900	10,956
Monex Group, Inc.	12,300	30,344
Morinaga & Company, Ltd.	14,000	69,000
Morinaga Milk Industry Company, Ltd.	14,000	58,213
Morita Corp.	3,000	27,690
Musashi Seimitsu Industry Company, Ltd.	1,800	31,526
Nachi-Fujikoshi Corp.	11,000	45,614
Nagaileben Company, Ltd.	1,800	33,305
Nagase & Company, Ltd.	600	6,986
Nagatanien Company, Ltd.	2,000	17,683
Nakamuraya Company, Ltd.	3,000	11,073
Nakanishi, Inc.	300	11,160
Nakayama Steel Works, Ltd. (I)	11,000	6,822
Namura Shipbuilding Company, Ltd.	1,152	8,418
NEC Capital Solutions, Ltd.	800	10,852
NEC Networks & System Integration Corp.	2,100	37,545
NET One Systems Company, Ltd.	6,400	36,205
Neturen Company, Ltd.	2,300	16,517
Nice Holdings, Inc.	6,000	8,089
Nichi-iko Pharmaceutical Company, Ltd.	3,100	81,632
Nichias Corp.	7,000	42,018
Nichicon Corp.	4,600	33,061
Nichiden Corp.	700	15,262
Nichiha Corp.	1,600	22,111
Nichii Gakkan Company, Ltd.	3,200	22,228
Nichirei Corp.	13,000	81,438
Nichireki Company, Ltd.	2,000	15,491
Nifco, Inc.	1,400	47,847
Nihon Dempa Kogyo Company, Ltd.	1,800	12,521
Nihon House Holdings Company, Ltd.	1,000	4,220
Nihon Kagaku Sangyo Company, Ltd.	1,000	6,572
Nihon Kohden Corp.	1,500	24,864
Nihon M&A Center, Inc.	1,800	78,660
Nihon Nohyaku Company, Ltd.	4,000	26,938
Nihon Parkerizing Company, Ltd.	8,000	65,412
Nihon Unisys, Ltd.	500	5,177
Nikkiso Company, Ltd.	5,100	34,119
Nikkon Holdings Company, Ltd.	6,000	105,962
Nippo Corp.	1,000	17,043
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	24,065
Nippon Carbon Company, Ltd.	6,000	13,943
Nippon Ceramic Company, Ltd.	1,400	20,705
Nippon Chemi-Con Corp.	11,000	24,124
Nippon Chemical Industrial Company, Ltd.	7,000	14,859
Nippon Coke & Engineering Company, Ltd.	18,000	15,204
Nippon Denko Company, Ltd.	6,530	11,766
Nippon Densetsu Kogyo Company, Ltd.	2,800	50,254
Nippon Fine Chemical Company, Ltd.	800	5,199
Nippon Flour Mills Company, Ltd.	11,000	68,696

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Gas Company, Ltd.	2,000	$56,936
Nippon Hume Corp.	2,000	12,686
Nippon Kanzai Company, Ltd.	1,400	21,108
Nippon Kayaku Company, Ltd.	6,000	62,470
Nippon Koei Company, Ltd.	8,000	33,165
Nippon Koshuha Steel Company, Ltd.	8,000	6,507
Nippon Light Metal Holdings Company, Ltd.	43,000	64,278
Nippon Paper Industries Company, Ltd.	2,100	32,056
Nippon Seiki Company, Ltd.	4,000	77,553
Nippon Sharyo, Ltd.	6,000	14,416
Nippon Sheet Glass Company, Ltd. (I)	11,000	9,319
Nippon Soda Company, Ltd.	10,000	57,009
Nippon Steel Trading Company., Ltd.	9,720	28,759
Nippon Suisan Kaisha, Ltd.	15,600	46,568
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	18,763
Nippon Thompson Company, Ltd.	6,000	24,879
Nippon Valqua Industries, Ltd.	8,000	19,285
Nippon Yakin Kogyo Company, Ltd. (I)	10,000	12,587
Nipro Corp.	7,000	71,930
Nishi-Nippon Railroad Company, Ltd.	14,000	68,550
Nishimatsu Construction Company, Ltd.	29,000	120,587
Nishimatsuya Chain Company, Ltd.	4,000	37,041
Nishio Rent All Company, Ltd.	800	15,704
Nissei ASB Machine Company, Ltd.	500	9,890
Nissei Build Kogyo Company, Ltd.	4,000	12,413
Nissha Printing Company, Ltd.	600	11,470
Nisshin Fudosan Company, Ltd.	5,800	18,305
Nisshin Oillio Group, Ltd.	13,000	47,115
Nisshin Steel Holdings Comapny, Ltd.	2,360	21,146
Nisshinbo Holdings, Inc.	4,000	45,111
Nissin Corp.	4,000	11,542
Nissin Electric Company, Ltd.	3,400	20,978
Nissin Kogyo Company, Ltd.	2,100	31,460
Nitta Corp.	1,800	43,248
Nittan Valve Company, Ltd.	1,200	4,123
Nittetsu Mining Company, Ltd.	6,000	23,885
Nitto Boseki Company, Ltd.	13,000	38,935
Nitto Kogyo Corp.	2,400	42,020
Nitto Kohki Company, Ltd.	1,000	19,125
Noevir Holdings Company, Ltd.	700	15,153
NOF Corp.	13,000	89,171
Nohmi Bosai, Ltd.	2,000	21,738
Nomura Company, Ltd.	2,400	34,045
Noritake Company, Ltd.	12,000	25,361
Noritsu Koki Company, Ltd.	1,900	9,159
Noritz Corp.	1,000	15,035
North Pacific Bank, Ltd.	5,300	21,011
NS Solutions Corp.	1,200	50,720
NS United Kaiun Kaisha, Ltd.	8,000	15,805
NSD Company, Ltd.	2,090	25,667
Obara Group, Inc.	1,000	39,274
Oenon Holdings, Inc.	6,000	10,580
Ohsho Food Service Corp.	700	23,172
Oiles Corp.	1,380	20,490
Okabe Company, Ltd.	3,900	32,890
Okamoto Industries, Inc.	7,000	66,230
Okamura Corp.	7,000	63,177
Okasan Securities Group, Inc.	1,000	6,037
Oki Electric Industry Company, Ltd.	14,000	21,831
Okinawa Cellular Telephone Company	400	10,494
OKUMA Corp.	6,000	37,517
Okumura Corp.	12,000	64,022

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Okura Industrial Company, Ltd.	4,000	$10,505
Okuwa Company, Ltd.	3,000	24,671
Onoken Company, Ltd.	1,500	12,812
Onward Holdings Company, Ltd.	2,000	11,827
Open House Company, Ltd.	800	12,380
Optex Company, Ltd.	1,200	22,171
Organo Corp.	3,000	10,960
Origin Electric Company, Ltd.	3,000	7,731
Osaka Soda Company, Ltd.	7,000	24,043
Osaka Steel Company, Ltd.	1,400	19,591
OSAKA Titanium Technologies Company, Ltd.	600	15,755
Osaki Electric Company, Ltd. (L)	3,000	14,807
OSG Corp.	2,600	49,227
Oyo Corp.	1,300	15,149
Pacific Industrial Company, Ltd.	3,400	33,976
Pacific Metals Company, Ltd.	9,000	20,827
Pal Company, Ltd.	700	20,272
PanaHome Corp.	7,000	45,520
Paramount Bed Holdings Company, Ltd.	800	23,789
Parco Company, Ltd.	800	6,407
Paris Miki Holdings, Inc.	1,100	4,183
Penta-Ocean Construction Company, Ltd.	14,500	68,063
Pilot Corp.	2,600	107,601
Piolax, Inc.	700	32,125
Pioneer Corp. (I)	18,800	40,852
Plenus Company, Ltd.	1,900	29,350
Press Kogyo Company, Ltd.	7,000	26,753
Prima Meat Packers, Ltd.	10,000	26,742
Pronexus, Inc.	600	3,990
Proto Corp.	200	2,504
Raito Kogyo Company, Ltd.	4,200	39,770
Relo Holdings, Inc.	200	19,593
Rengo Company, Ltd.	16,000	61,845
Ricoh Leasing Company, Ltd.	1,600	43,356
Riken Corp.	9,000	29,784
Riken Keiki Company, Ltd.	1,300	13,663
Riken Technos Corp.	3,000	9,542
Riken Vitamin Company, Ltd.	700	22,173
Ringer Hut Company, Ltd.	600	12,962
Riso Kagaku Corp.	800	13,612
Rock Field Company, Ltd.	500	11,518
Rohto Pharmaceutical Company, Ltd.	2,500	38,371
Roland DG Corp.	100	2,143
Round One Corp.	3,800	15,305
Royal Holdings Company, Ltd.	900	15,407
Ryobi, Ltd.	16,000	59,854
Ryoden Trading Company, Ltd.	3,000	19,988
Ryosan Company, Ltd.	2,600	60,845
Ryoyo Electro Corp.	1,600	20,349
S Foods, Inc.	500	10,044
Sac’s Bar Holdings, Inc.	600	10,262
Saibu Gas Company, Ltd.	19,000	43,364
Saizeriya Company, Ltd.	2,100	47,604
Sakai Chemical Industry Company, Ltd.	9,000	25,276
Sakata INX Corp.	3,100	24,713
Sakata Seed Corp.	2,900	47,852
Sala Corp.	1,500	6,805
San-A Company, Ltd.	900	39,542
San-Ai Oil Company, Ltd.	5,000	34,188
Sanden Holdings Corp.	3,000	9,347
Sangetsu Company, Ltd.	4,600	73,545
Sanken Electric Company, Ltd.	10,000	33,761
Sanki Engineering Company, Ltd.	4,000	30,211

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sanko Marketing Foods Company, Ltd.	200	$1,519
Sankyo Seiko Company, Ltd.	3,200	12,435
Sankyo Tateyama, Inc.	2,200	34,157
Sankyu, Inc.	13,000	62,977
Sanshin Electronics Company, Ltd.	2,600	26,524
Sanwa Holdings Corp.	4,900	33,731
Sanyo Chemical Industries, Ltd.	6,000	40,314
Sanyo Denki Company, Ltd.	3,000	17,938
Sanyo Electric Railway Company, Ltd.	2,000	7,835
Sanyo Shokai, Ltd.	7,000	21,129
Sanyo Special Steel Company, Ltd.	10,000	38,048
Sapporo Holdings, Ltd.	18,000	70,252
Sato Holdings Corp.	1,700	31,682
Sato Restaurant Systems Company, Ltd.	500	3,438
Sawai Pharmaceutical Company, Ltd.	100	5,818
SCREEN Holdings Company, Ltd.	12,000	58,686
Seikitokyu Kogyo Company, Ltd.	1,600	7,077
Seiko Holdings Corp.	7,000	40,704
Seiren Company, Ltd.	4,700	52,169
Sekisui Jushi Corp.	3,000	39,155
Sekisui Plastics Company, Ltd.	5,000	15,992
Senko Company, Ltd.	9,000	63,410
Senshu Ikeda Holdings, Inc.	5,400	23,441
Senshukai Company, Ltd.	4,400	27,507
Seria Company, Ltd.	1,300	64,150
Shibusawa Warehouse Company, Ltd.	5,000	12,766
Shibuya Kogyo Company, Ltd.	800	12,070
Shikibo, Ltd.	11,000	10,949
Shikoku Chemicals Corp.	3,000	25,300
Shima Seiki Manufacturing, Ltd.	2,300	31,654
Shimachu Company, Ltd.	3,800	83,254
Shin-Etsu Polymer Company, Ltd.	3,000	13,610
Shinagawa Refractories Company, Ltd.	6,000	12,471
Shindengen Electric
Manufacturing Company, Ltd.	5,000	16,125
Shinkawa, Ltd. (I)	1,500	8,237
Shinko Electric Industries Company, Ltd.	5,100	28,753
Shinko Plantech Company, Ltd.	3,300	26,874
Shinko Shoji Company, Ltd.	2,700	28,312
Shinmaywa Industries, Ltd.	6,000	60,601
Ship Healthcare Holdings, Inc.	2,600	56,057
Shizuoka Gas Company, Ltd.	4,500	29,268
Shochiku Company, Ltd.	1,000	8,416
Showa Corp.	3,500	27,906
Showa Sangyo Company, Ltd.	7,000	27,192
Siix Corp.	800	20,808
Sinanen Company, Ltd.	4,000	14,819
Sinko Industries Ltd.	200	2,096
Sintokogio, Ltd.	4,600	36,096
SMK Corp.	3,000	12,435
SMS Company, Ltd.	1,600	27,058
Sodick Company, Ltd.	2,400	15,014
Sogo Medical Company, Ltd.	600	18,945
ST Corp.	1,100	9,259
St. Marc Holdings Company, Ltd.	1,400	42,769
Star Micronics Company, Ltd.	2,600	35,510
Starzen Company, Ltd.	600	15,718
Stella Chemifa Corp.	800	7,776
Suminoe Textile Company, Ltd.	5,000	14,173
Sumitomo Bakelite Company, Ltd.	10,000	36,740
Sumitomo Densetsu Company, Ltd.	1,300	15,767
Sumitomo Forestry Company, Ltd.	1,800	20,162
Sumitomo Mitsui Construction Company, Ltd.	30,000	36,259

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Osaka Cement Company, Ltd.	16,000	$56,816
Sumitomo Real Estate Sales Company, Ltd.	200	5,117
Sumitomo Riko Company, Ltd	2,400	20,928
Sumitomo Seika Chemicals Company, Ltd.	4,000	25,622
Sumitomo Warehouse Company, Ltd.	14,048	67,888
SWCC Showa Holdings Company, Ltd. (I)	24,000	15,471
Systena Corp.	100	921
T Hasegawa Company, Ltd.	1,600	20,797
T-Gaia Corp.	300	4,674
Tabuchi Electric Company, Ltd.	2,000	13,048
Tachi-S Company, Ltd.	1,900	24,754
Tachibana Eletech Company, Ltd.	360	3,874
Tadano, Ltd.	3,000	33,297
Taihei Dengyo Kaisha, Ltd.	3,000	30,869
Taiho Kogyo Company, Ltd.	2,500	26,882
Taikisha, Ltd.	2,100	47,534
Taisei Lamick Company, Ltd.	500	11,123
Taiyo Holdings Company, Ltd.	1,300	39,850
Taiyo Yuden Company, Ltd.	7,400	96,701
Takamatsu Construction Group Comapany, Ltd.	1,500	31,781
Takaoka Toko Company, Ltd.	700	7,972
Takara Holdings, Inc.	1,900	11,421
Takara Leben Company, Ltd.	6,300	30,942
Takara Standard Company, Ltd.	7,000	49,744
Takasago International Corp.	1,200	29,359
Takasago Thermal Engineering Company, Ltd.	5,700	78,912
Takata Corp.	1,600	17,579
Take and Give Needs Company, Ltd.	200	1,110
Takeei Corp.	700	7,356
Takeuchi Manufacturing Company, Ltd.	900	15,753
Takihyo Company, Ltd.	3,000	10,951
Takiron Company, Ltd.	3,000	12,283
Takuma Company, Ltd.	6,000	45,249
Tamron Company, Ltd.	1,500	27,401
Tamura Corp.	7,000	19,468
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	15,259
Teikoku Sen-I Company, Ltd.	2,000	23,295
Tenma Corp.	1,000	16,424
The Aichi Bank, Ltd.	900	51,708
The Akita Bank, Ltd.	15,000	48,108
The Aomori Bank, Ltd.	15,000	48,266
The Awa Bank, Ltd.	6,000	34,593
The Bank of Iwate, Ltd.	1,400	63,481
The Bank of Nagoya, Ltd.	17,000	65,324
The Bank of Okinawa, Ltd.	2,100	86,856
The Bank of Saga, Ltd.	10,000	22,813
The Chiba Kogyo Bank, Ltd.	3,200	17,839
The Chukyo Bank, Ltd.	9,000	18,500
The Daisan Bank, Ltd.	17,000	25,470
The Daishi Bank, Ltd.	27,000	127,003
The Ehime Bank, Ltd.	13,000	26,982
The Eighteenth Bank, Ltd.	10,000	30,897
The Fukui Bank, Ltd.	18,000	36,985
The Fukushima Bank, Ltd.	21,000	15,826
The Higashi-Nippon Bank, Ltd.	9,000	29,564
The Hokkoku Bank, Ltd.	5,000	20,287
The Hokuetsu Bank, Ltd.	21,000	42,750
The Hyakugo Bank, Ltd.	20,000	96,432
The Hyakujushi Bank, Ltd.	21,000	75,768
The Japan Steel Works, Ltd.	9,000	28,515
The Japan Wool Textile Company, Ltd.	4,000	33,668
The Juroku Bank, Ltd.	9,000	39,417
The Kagoshima Bank, Ltd.	2,000	16,171

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Keiyo Bank, Ltd.	7,000	$37,235
The Kinki Sharyo Company, Ltd. (I)	3,000	8,889
The Kita-Nippon Bank, Ltd.	700	19,229
The Kiyo Bank, Ltd.	5,300	85,091
The Michinoku Bank, Ltd.	14,000	24,203
The Minato Bank, Ltd.	16,000	28,534
The Musashino Bank, Ltd.	3,100	111,995
The NaganoBank, Ltd.	8,000	13,252
The Nanto Bank, Ltd.	3,000	9,484
The Nippon Road Company, Ltd.	7,000	35,016
The Nippon Signal Company, Ltd.	2,700	26,100
The Ogaki Kyoritsu Bank, Ltd.	27,000	106,379
The Oita Bank, Ltd.	12,000	49,900
The Okinawa Electric Power Company, Inc.	1,950	43,814
The Pack Corp.	1,300	28,692
The San-In Godo Bank, Ltd.	8,000	78,310
The Shiga Bank, Ltd.	7,000	35,542
The Shikoku Bank, Ltd.	15,000	31,812
The Shimizu Bank, Ltd.	900	22,544
The Tochigi Bank, Ltd.	8,000	43,944
The Toho Bank, Ltd.	18,000	66,653
The Tohoku Bank, Ltd.	4,000	5,014
The Torigoe Company, Ltd.	2,300	14,155
The Tottori Bank, Ltd.	4,000	6,935
The Towa Bank, Ltd.	21,000	18,476
The Yamagata Bank, Ltd.	16,000	63,997
The Yamanashi Chuo Bank, Ltd.	13,000	67,865
The Yasuda Warehouse Company, Ltd.	1,400	10,667
Tigers Polymer Corp.	1,000	5,447
TKC Corp.	1,500	38,719
Toa Corp.	1,400	12,638
Toa Corp.	22,000	52,923
Toagosei Company, Ltd.	9,000	65,396
Tobishima Corp. (I)	7,200	12,744
TOC Company, Ltd.	3,900	27,362
Tocalo Company, Ltd.	1,300	23,568
Toda Corp.	17,000	75,311
Toda Kogyo Corp.	3,000	7,042
Toei Company, Ltd.	5,000	39,345
Toenec Corp.	3,000	21,926
Toho Company, Ltd.	600	9,972
Toho Holdings Company, Ltd.	3,200	66,745
Toho Zinc Company, Ltd.	10,000	22,953
Tokai Carbon Company, Ltd.	17,000	40,808
Tokai Holdings Corp.	4,000	16,676
Tokai Tokyo Financial Holdings, Inc.	2,700	16,081
Token Corp.	610	45,874
Tokushu Tokai Paper Company, Ltd.	10,000	26,915
Tokuyama Corp. (L)	23,000	37,577
Tokyo Dome Corp.	11,000	48,144
Tokyo Energy & Systems, Inc.	2,000	13,943
Tokyo Keiki, Inc.	5,000	8,875
Tokyo Ohka Kogyo Company, Ltd.	3,400	90,131
Tokyo Rakutenchi Company, Ltd.	2,000	8,082
Tokyo Rope Manufacturing Company, Ltd. (I)	7,000	10,105
Tokyo Seimitsu Company, Ltd.	2,600	48,279
Tokyo Steel Manufacturing Company, Ltd.	2,600	14,217
Tokyo Tekko Company, Ltd.	4,000	16,448
Tokyo Theatres Company, Inc.	9,000	9,934
Tokyo TY Financial Group, Inc.	2,336	73,018
Tomato Bank, Ltd.	11,000	15,637
Tomen Devices Corp.	200	3,293
Tomoe Corp.	2,200	6,318

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tomoe Engineering Company, Ltd.	800	$10,659
Tomoku Company, Ltd.	6,000	12,345
TOMONY Holdings, Inc.	15,000	58,677
Tomy Company, Ltd.	4,500	21,985
Tonami Holdings Company, Ltd.	6,000	20,022
Topcon Corp.	700	9,165
Toppan Forms Company, Ltd.	3,400	40,392
Topre Corp.	2,300	44,407
Topy Industries, Ltd.	18,000	37,183
Toridoll Corp.	1,400	16,641
Torii Pharmaceutical Company, Ltd.	1,100	25,813
Torishima Pump Manufacturing Company, Ltd.	900	6,461
Tosei Corp.	1,300	8,384
Toshiba Machine Company, Ltd.	8,000	25,107
Toshiba Plant Systems & Services Corp.	2,000	19,587
Toshiba TEC Corp.	1,000	3,188
Tosho Printing Company, Ltd.	3,000	12,104
Totetsu Kogyo Company, Ltd.	2,200	47,125
Towa Corp.	2,200	13,622
Towa Pharmaceutical Company, Ltd.	700	44,928
Toyo Corp.	2,300	16,948
Toyo Denki Seizo - Toyo Electric
Manufacturing Company, Ltd.	3,000	9,770
Toyo Ink SC Holdings Company, Ltd.	15,000	54,917
Toyo Kanetsu KK	4,000	6,365
Toyo Kohan Company, Ltd.	4,000	11,972
Toyo Securities Company, Ltd.	6,000	18,789
Toyo Tanso Company, Ltd.	1,000	12,521
Toyo Wharf & Warehouse Company, Ltd.	6,000	9,355
Toyobo Company, Ltd.	32,936	44,727
TPR Company, Ltd.	1,400	31,941
Trancom Company, Ltd.	300	15,975
Transcosmos, Inc.	1,700	41,456
Trusco Nakayama Corp.	2,000	70,754
TS Tech Company, Ltd.	1,100	30,002
TSI Holdings Company, Ltd.	9,970	72,184
Tsubakimoto Chain Company, Ltd.	8,000	50,138
Tsugami Corp.	6,000	22,214
Tsukishima Kikai Company, Ltd.	2,000	16,650
Tsukuba Bank, Ltd.	5,700	20,012
Tsukui Corp.	600	5,767
Tsumura & Company	3,800	82,628
Tsurumi Manufacturing Company, Ltd.	1,000	16,077
Tsutsumi Jewelry Company, Ltd.	700	14,401
U-Shin, Ltd.	2,300	15,788
UACJ Corp.	19,034	30,511
Ube Industries, Ltd.	31,000	54,035
Uchida Yoko Company, Ltd.	4,000	13,119
Ulvac, Inc.	2,900	47,240
Uniden Corp.	9,000	13,340
Union Tool Company, Ltd.	700	16,911
Unipres Corp.	2,600	49,515
United Arrows, Ltd.	1,600	66,041
United Super Markets Holdings, Inc.	4,200	35,388
Universal Entertainment Corp.	600	10,585
Unizo Holdings Company, Ltd.	300	12,618
UNY Group Holdings Company, Ltd.	6,000	37,749
Usen Corp. (I)	7,000	17,516
Ushio, Inc.	2,300	27,631
Valor Company, Ltd.	3,300	82,719
Vital KSK Holdings, Inc.	3,500	23,647
VT Holdings Company, Ltd.	3,300	19,864
Wacoal Holdings Corp.	5,000	59,825

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Wacom Company, Ltd.	9,300	$34,252
Wakachiku Construction Company, Ltd.	9,000	11,246
Wakita & Company, Ltd.	2,000	18,093
Warabeya Nichiyo Company, Ltd.	900	15,663
Welcia Holdings Company, Ltd.	900	43,642
West Holdings Corp.	1,300	6,725
Xebio Company, Ltd.	1,500	26,913
Yahagi Construction Company, Ltd.	2,000	17,935
Yaizu Suisankagaku Industry Company, Ltd.	1,100	9,037
YAMABIKO Corp.	2,400	19,592
Yamato Kogyo Company, Ltd.	1,000	20,047
Yamazen Corp.	3,900	32,245
Yaoko Company, Ltd.	600	27,121
Yellow Hat, Ltd.	1,000	21,671
Yodogawa Steel Works, Ltd.	2,000	37,363
Yokogawa Bridge Corp.	3,000	25,334
Yokohama Reito Company, Ltd.	4,000	31,538
Yokowo Company, Ltd.	2,000	9,885
Yomeishu Seizo Company, Ltd.	500	7,756
Yomiuri Land Company, Ltd.	2,000	6,462
Yondenko Corp.	3,000	9,944
Yondoshi Holdings, Inc.	1,700	41,387
Yorozu Corp.	800	16,373
Yoshinoya Holdings Company, Ltd.	2,100	27,263
Yuasa Trading Company, Ltd.	1,600	32,920
Yuki Gosei Kogyo Company, Ltd.	2,000	4,331
Yumeshin Holdings Company, Ltd.	2,200	13,032
Yurtec Corp.	4,000	36,181
Yusen Logistics Company, Ltd.	1,200	12,332
Yushiro Chemical Industry Company, Ltd.	1,100	11,575
Zenrin Company, Ltd.	2,100	28,330
Zensho Holdings Company, Ltd.	4,900	45,721
Zeria Pharmaceutical Company, Ltd.	2,200	27,162
		23,637,176
Jersey, Channel Islands - 0.1%
Centamin PLC	88,755	81,865
Phoenix Group Holdings	1,679	20,761
		102,626
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	47,876
VP Bank AG	270	22,318
		70,194
Luxembourg - 0.5%
APERAM (I)	3,189	86,234
Eurofins Scientific SE	651	200,190
L’Occitane International SA	6,250	13,041
Regus PLC	38,584	179,510
		478,975
Macau - 0.0%
Macau Legend Development, Ltd. (I)	61,000	8,713
Malta - 0.1%
Unibet Group PLC	1,362	114,028
Mongolia - 0.0%
Mongolian Mining Corp. (I)	346,000	8,826
Netherlands - 1.8%
Aalberts Industries NV	5,614	166,379
Accell Group	1,728	36,976
AMG Advanced Metallurgical Group NV	3,085	23,108
Amsterdam Commodities NV	1,174	26,898
Arcadis NV	5,300	124,868

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
ASM International NV	5,144	$166,955
Atrium European Real Estate, Ltd. (I)	2,208	9,663
BE Semiconductor Industries NV	1,355	21,096
Beter Bed Holding NV	1,056	23,536
BinckBank NV	4,478	36,990
Brunel International NV	1,126	19,142
Corbion NV	3,428	78,718
Delta Lloyd NV	3,244	27,258
Fugro NV (I)	383	6,775
Grontmij (I)	5,995	30,823
Heijmans NV (I)	2,023	13,588
Innoconcepts NV (I)	10,527	0
KAS Bank NV	330	3,785
Kendrion NV	654	15,866
Koninklijke BAM Groep NV (I)	20,732	96,982
Koninklijke Ten Cate NV	2,684	72,849
Macintosh Retail Group NV (I)	454	1,121
Ordina NV (I)	5,537	6,205
PostNL NV (I)	15,152	55,388
QIAGEN NV (I)	5,338	137,695
SBM Offshore NV (I)	9,898	125,658
Sligro Food Group NV	1,765	64,488
SNS REAAL NV (I)	16,603	0
Telegraaf Media Groep NV (I)	3,529	16,348
TKH Group NV	3,030	109,906
TNT Express NV	18,214	138,992
TomTom NV (I)	8,528	87,303
USG People NV	6,577	90,057
Wessanen	5,830	61,662
		1,897,078
New Zealand - 1.1%
Air New Zealand, Ltd.	49,117	77,288
Chorus, Ltd. (I)	17,681	30,255
Ebos Group, Ltd.	3,359	26,812
Fisher & Paykel Healthcare Corp., Ltd.	42,660	193,834
Freightways, Ltd.	9,567	34,009
Genesis Energy, Ltd.	9,914	11,645
Infratil, Ltd.	66,634	130,474
Kathmandu Holdings, Ltd.	4,554	4,087
Mainfreight, Ltd.	7,268	70,452
New Zealand Oil & Gas, Ltd. (I)	38,161	10,290
Nuplex Industries, Ltd.	40,972	102,091
PGG Wrightson, Ltd.	8,197	2,076
Pike River Coal Company, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	62,652
Ryman Healthcare, Ltd.	24,254	113,606
SKY Network Television, Ltd.	18,776	55,955
SKYCITY Entertainment Group, Ltd.	45,397	108,739
Summerset Group Holdings, Ltd.	4,999	11,307
The New Zealand Refining Company, Ltd.	17,531	38,227
The Warehouse Group, Ltd.	9,894	15,848
Tower, Ltd.	12,717	16,276
Trade Me Group, Ltd.	14,357	33,688
Xero, Ltd. (I)	1,310	12,662
		1,162,273
Norway - 0.8%
ABG Sundal Collier Holding ASA	13,972	11,137
American Shipping ASA (I)	1,661	7,819
Atea ASA	6,611	60,805
Austevoll Seafood ASA	7,284	45,361
Bonheur ASA	1,100	8,203
BW Offshore, Ltd.	30,800	12,457

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Det Norske Oljeselskap ASA (I)	1,725	$9,641
DOF ASA (I)	1,335	1,004
Ekornes ASA	207	2,325
Farstad Shipping ASA	390	681
Ganger Rolf ASA	700	4,811
Hexagon Composites ASA	3,589	6,338
Hoegh LNG Holdings, Ltd.	2,568	34,707
Kongsberg Automotive ASA (I)	29,400	14,669
Kvaerner ASA	11,623	5,357
Leroy Seafood Group ASA	1,055	37,929
Nordic Semiconductor ASA (I)	7,334	35,991
Norwegian Air Shuttle ASA (I)(L)	2,907	113,830
Opera Software ASA (L)	6,623	35,727
ProSafe SE	9,426	26,262
REC Silicon ASA (I)	135,975	23,850
Sevan Marine ASA (I)	2,068	4,282
Siem Offshore, Inc. (I)	20,000	4,188
Solstad Offshore ASA	2,340	6,998
Sparebanken 1 SMN	3,890	24,686
Tomra Systems ASA	13,184	123,909
Vard Holdings, Ltd. (I)	26,000	8,062
Veidekke ASA	6,400	71,604
Wilh Wilhelmsen Holding ASA	3,110	13,378
Wilh Wilhelmsen Holding ASA, Class A	1,300	22,069
		778,080
Peru - 0.0%
Hochschild Mining PLC (I)	12,022	12,728
Portugal - 0.5%
Altri SGPS SA	13,109	52,881
Banco BPI SA (I)	23,984	25,394
Banco Comercial Portugues SA (I)	596,434	29,148
Mota-Engil SGPS SA	5,366	11,420
NOS SGPS	17,437	144,032
Portucel SA	45,986	159,842
REN - Redes Energeticas Nacionais SGPS SA	12,164	36,469
Sonae SGPS SA	50,046	61,720
Teixeira Duarte SA	21,736	10,650
		531,556
Singapore - 1.0%
ASL Marine Holdings, Ltd.	19,600	4,929
Banyan Tree Holdings, Ltd.	54,000	15,166
Biosensors International Group, Ltd. (I)	63,000	29,961
Boustead Projects Pte, Ltd. (I)	3,000	1,552
Boustead Singapore, Ltd.	10,000	5,273
Bukit Sembawang Estates, Ltd.	16,000	51,639
Cape PLC	836	2,979
China Aviation Oil Singapore Corp., Ltd.	14,400	6,387
China Merchants Holdings Pacific, Ltd.	37,800	23,678
Chip Eng Seng Corp., Ltd.	33,000	14,177
COSCO Corp. Singapore, Ltd.	80,000	21,081
Creative Technology, Ltd.	6,650	4,988
CSE Global, Ltd.	34,000	12,073
CWT, Ltd.	10,200	14,185
Ezion Holdings, Ltd.	101,000	46,436
Ezra Holdings, Ltd. (I)	296,774	24,519
Far East Orchard, Ltd.	5,000	5,441
First Resources, Ltd.	19,300	22,243
Food Empire Holdings, Ltd. (I)	43,200	6,907
Gallant Venture, Ltd. (I)	71,000	11,513
GMG Global, Ltd. (I)	4,600	1,101
GuocoLeisure, Ltd.	51,700	28,945
Ho Bee Investment, Ltd.	18,000	24,688

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Hong Fok Corp., Ltd.	48,000	$22,767
Hong Leong Asia, Ltd.	13,000	8,148
HTL International Holdings, Ltd. (I)	34,000	5,025
Hyflux, Ltd.	24,000	11,681
Indofood Agri Resources, Ltd.	25,000	8,713
Keppel Infrastructure Trust	83,600	30,876
M1, Ltd.	26,200	51,976
Metro Holdings, Ltd.	31,600	19,218
Midas Holdings, Ltd.	86,000	16,088
Neptune Orient Lines, Ltd. (I)	16,100	10,938
Olam International, Ltd.	8,200	11,672
OSIM International, Ltd.	18,500	21,155
Otto Marine, Ltd. (I)	7,200	1,461
OUE, Ltd.	3,100	3,907
Petra Foods, Ltd.	30,700	54,196
Raffles Medical Group, Ltd.	4,400	13,980
Rotary Engineering, Ltd.	22,000	5,254
SATS, Ltd.	19,100	51,451
SBS Transit, Ltd.	5,000	6,171
Sinarmas Land, Ltd.	94,200	37,501
Singapore Post, Ltd.	29,900	35,661
SMRT Corp., Ltd.	26,500	24,330
Stamford Land Corp., Ltd.	59,000	20,283
SunVic Chemical Holdings, Ltd. (I)	26,000	4,043
Super Group, Ltd.	27,000	14,642
Swiber Holdings, Ltd. (I)	15,000	2,068
Tat Hong Holdings, Ltd.	31,000	10,572
United Engineers, Ltd.	38,000	51,424
UOB-Kay Hian Holdings, Ltd.	33,503	34,259
Venture Corp., Ltd.	9,500	55,359
Wing Tai Holdings, Ltd.	21,205	24,913
XP Power, Ltd.	482	11,637
Yeo Hiap Seng, Ltd.	1,104	1,007
Yongnam Holdings, Ltd. (I)	21,750	6,110
		1,068,347
South Africa - 0.0%
Lonmin PLC (I)	2,646	652
Mota-Engil Africa NV	471	1,865
Petra Diamonds, Ltd. (I)	21,255	27,104
		29,621
Spain - 2.2%
Abengoa SA, A Shares (L)	3,012	4,415
Abengoa SA, B Shares (L)	20,456	19,061
Acciona SA	899	63,799
Acerinox SA	8,752	78,254
Adveo Group International SA	702	5,417
Almirall SA	5,019	89,617
Atresmedia Corp de Medios
de Comunicaion SA	3,644	46,393
Bolsas y Mercados Espanoles SA	5,350	180,982
Caja de Ahorros del Mediterraneo (I)	5,428	0
Cie Automotive SA	1,905	26,533
Construcciones y Auxiliar de Ferrocarriles SA	117	36,084
Distribuidora Internacional
de Alimentacion SA (I)	19,806	119,897
Duro Felguera SA	5,568	12,879
Ebro Foods SA	6,186	121,501
Elecnor SA	2,026	18,294
Ence Energia y Celulosa SA	9,506	30,874
Faes Farma SA	19,129	50,361
Fluidra SA	3,227	10,572
Gamesa Corporacion Tecnologica SA	12,762	177,161

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Grupo Catalana Occidente SA	2,531	$72,833
Indra Sistemas SA (I)(L)	7,450	77,438
Inmobiliaria Colonial SA (I)	7,988	5,564
Laboratorios Farmaceuticos Rovi SA	1,750	25,940
Mediaset Espana Comunicacion SA	7,779	85,040
Melia Hotels International SA	5,357	74,733
NH Hotel Group SA (I)	13,441	72,209
Nmas1 Dinamia SA	1,181	10,011
Obrascon Huarte Lain SA	1,426	18,806
Papeles y Cartones de Europa SA	4,499	21,622
Pescanova SA (I)	1,602	0
Promotora de Informaciones SA (I)	2,575	9,666
Prosegur Cia de Seguridad SA	14,186	68,310
Sacyr SA	19,140	42,430
Tecnicas Reunidas SA	2,764	122,404
Tubacex SA	6,252	13,202
Tubos Reunidos SA	9,106	8,756
Vidrala SA	1,617	75,895
Viscofan SA	3,696	222,902
Vocento SA (I)	9,411	18,600
Zardoya Otis SA	4,947	53,460
Zeltia SA (I)	13,550	51,108
		2,243,023
Sweden - 3.0%
AAK AB	2,937	190,733
Acando AB	6,279	9,913
AddTech AB, B Shares	5,019	71,258
AF AB, B Shares	6,380	88,394
Atrium Ljungberg AB, B Shares	780	11,792
Avanza Bank Holding AB	1,104	45,314
B&B Tools AB, B Shares	2,778	37,011
Beijer Alma AB	283	6,052
Beijer Ref AB	2,250	45,760
Betsson AB (I)	7,923	133,465
Bilia AB, A Shares	3,440	68,987
BillerudKorsnas AB	8,818	126,964
BioGaia AB, B Shares	555	18,377
Bure Equity AB	5,458	28,506
Byggmax Group AB	1,755	15,652
Castellum AB	8,549	120,339
Clas Ohlson AB, B Shares	3,185	48,717
Cloetta AB, B Shares (I)	6,084	17,394
Concordia Maritime AB, B Shares (I)	2,200	4,162
Duni AB	3,514	51,673
East Capital Explorer AB (I)	3,589	22,301
Enea AB (I)	1,999	16,694
Eniro AB (I)(L)	29,988	2,774
Fabege AB	6,102	89,535
Fagerhult AB	1,365	22,738
Fastighets AB Balder, B Shares (I)	2,585	49,124
Haldex AB	3,364	35,451
HIQ International AB (I)	3,756	20,489
Holmen AB, B Shares	4,455	124,937
Industrial & Financial Systems AB, B Shares	1,380	48,743
Indutrade AB	1,973	90,224
Intrum Justitia AB	4,673	161,649
JM AB	6,233	167,651
KappAhl AB	2,691	6,927
Kungsleden AB	10,626	71,446
Lindab International AB	6,008	44,697
Loomis AB, Class B	4,564	119,623
Mekonomen AB	2,150	49,852
Munksjo OYJ (I)	33	277

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Mycronic AB	3,734	$20,529
Net Insight AB, Class B (I)	40,297	12,927
NetEnt AB (I)	105	5,846
New Wave Group AB, B Shares	4,353	16,825
Nibe Industrier AB, B Shares	6,643	194,457
Nobia AB	10,144	123,855
Nolato AB, B Shares	761	19,132
Nordnet AB, B Shares	5,460	20,450
OEM International AB, B Shares	1,799	24,710
Peab AB	14,016	97,490
Proffice AB, B Shares	6,320	14,070
Ratos AB, B Shares	10,353	62,468
Saab AB, B Shares	46	1,232
SAS AB (I)	13,979	26,276
SkiStar AB	222	3,160
SSAB AB, A Shares (I)	882	3,058
Sweco AB, B Shares	2,637	36,564
Wihlborgs Fastigheter AB	3,088	55,365
		3,024,009
Switzerland - 4.8%
AFG Arbonia-Forster Holding AG (I)	1,795	16,589
Allreal Holding AG (I)	841	110,009
Alpiq Holding AG (I)	155	15,197
APG SGA SA	88	34,159
Ascom Holding AG	3,277	60,396
Autoneum Holding AG (I)	263	47,847
Bachem Holding AG	14	725
Bank Coop AG	801	33,606
Banque Cantonale de Geneve	12	3,102
Banque Cantonale Vaudoise	70	41,321
Barry Callebaut AG (I)	17	18,511
Belimo Holding AG	21	44,120
Bell AG	9	25,047
Berner Kantonalbank AG	285	53,224
BKW AG	294	11,234
Bobst Group AG	632	25,623
Bossard Holding AG (I)	447	41,890
Bucher Industries AG	547	117,607
Burckhardt Compression Holding AG	228	73,735
Burkhalter Holding AG	218	22,389
Calida Holding AG (I)	285	9,791
Charles Voegele Holding AG (I)	998	7,787
Cicor Technologies (I)	277	7,503
Clariant AG (I)	3,585	60,379
Coltene Holding AG	170	9,889
Conzzeta AG	16	10,570
Daetwyler Holding AG	673	91,360
DKSH Holding AG (I)	778	49,358
dorma+kaba Holding AG	239	146,789
Dufry AG (I)	323	37,821
Edmond de Rothschild Suisse SA	1	18,779
EFG International AG (I)	4,687	50,010
Emmi AG (I)	226	94,388
Energiedienst Holding AG (I)	559	15,177
Ferrexpo PLC	5,662	3,040
Flughafen Zuerich AG	271	188,623
Forbo Holding AG (I)	123	138,300
GAM Holding AG (I)	14,176	249,520
Gategroup Holding AG (I)	1,251	42,139
Georg Fischer AG	284	160,964
Gurit Holding AG (I)	22	12,190
Helvetia Holding AG	553	271,288
Huber & Suhner AG	304	13,086

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Implenia AG	994	$49,209
Inficon Holding AG (I)	183	50,997
Interroll Holding AG (I)	38	27,100
Intershop Holding AG	112	46,660
Kardex AG (I)	420	27,823
Komax Holding AG	339	55,012
Kudelski SA	3,337	45,740
Kuoni Reisen Holding AG (I)	265	49,667
LEM Holding SA	42	30,032
Logitech International SA	9,485	123,722
Logitech International SA (L)	3,471	45,505
Luzerner Kantonalbank AG	254	92,617
Meyer Burger Technology AG (I)	4,318	27,710
Micronas Semiconductor Holding AG (I)	1,836	7,050
Mobilezone Holding AG	3,318	45,460
Mobimo Holding AG (I)	463	93,393
OC Oerlikon Corp. AG (I)	2,500	24,559
Orascom Development Holding AG (I)	533	6,458
Orell Fuessli Holding AG (I)	136	16,025
Orior AG (I)	169	9,363
Panalpina Welttransport Holding AG	858	93,764
Phoenix Mecano AG	62	28,823
Plazza AG (I)	16	3,211
Rieter Holding AG (I)	251	37,158
Romande Energie Holding SA	43	41,428
Schaffner Holding AG (I)	40	8,945
Schmolz & Bickenbach AG (I)	55,184	35,125
Schweiter Technologies AG	80	64,531
Siegfried Holding AG (I)	210	37,596
St. Galler Kantonalbank AG	125	45,703
Straumann Holding AG	672	193,445
Sulzer AG	639	62,613
Swissquote Group Holding SA	328	7,201
Tamedia AG	201	32,978
Tecan Group AG	884	124,470
Temenos Group AG (I)	4,640	190,521
U-Blox AG (I)	323	65,063
Valiant Holding AG	1,178	136,205
Valora Holding AG (I)	291	55,409
Vaudoise Assurances Holding SA	111	57,537
Vetropack Holding AG	3	4,842
Von Roll Holding AG (I)	7,878	5,502
Vontobel Holding AG	1,927	97,645
Ypsomed Holding AG (I)	276	29,848
Zehnder Group AG	615	20,213
Zug Estates Holding AG, B Shares (I)	8	11,556
Zuger Kantonalbank AG	17	77,826
		4,928,342
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.1%
Lamprell PLC (I)	33,134	57,239
United Kingdom - 18.8%
A.G.BARR PLC	7,680	60,985
Acacia Mining PLC (I)	2,512	9,424
Afren PLC (I)	55,554	1,500
Alent PLC	21,230	156,042
Alizyme PLC (I)	22,479	0
Amlin PLC	23,350	232,031
Anglo Pacific Group PLC	12,147	14,034
Ashmore Group PLC	4,577	17,088
AVEVA Group PLC	721	22,242

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Balfour Beatty PLC	46,053	$175,337
Barratt Developments PLC	4,230	41,318
BBA Aviation PLC	41,028	166,592
Beazley PLC	47,871	258,805
Bellway PLC	9,679	364,695
Berendsen PLC	12,428	188,998
Betfair Group PLC	969	48,836
Bodycote PLC	15,683	130,686
Booker Group PLC	59,513	166,693
Bovis Homes Group PLC	10,397	158,658
Braemar Seascope Group PLC	1,328	8,651
Brammer PLC	8,722	34,133
Brewin Dolphin Holdings PLC	18,539	72,163
British Polythene Industries PLC	3,531	38,982
Britvic PLC	13,911	142,963
BTG PLC (I)	5,467	54,108
Cable & Wireless Communications PLC	136,109	114,227
Capital & Counties Properties PLC	4,640	30,519
Carillion PLC (L)	27,252	124,737
Charles Taylor PLC	4,285	15,999
Chemring Group PLC	15,378	51,935
Chesnara PLC	4,750	24,214
Chime Communications PLC	5,129	28,228
Cineworld Group PLC	10,316	86,755
Close Brothers Group PLC	12,450	281,604
Cobham PLC	47,373	205,061
Computacenter PLC	6,677	76,304
Concentric AB	3,667	42,618
Connect Group PLC	21,090	50,208
Costain Group PLC	4,797	26,321
Cranswick PLC	3,940	95,086
Daily Mail & General Trust PLC	14,473	165,124
Dairy Crest Group PLC	14,003	129,000
Darty PLC	13,940	20,374
De La Rue PLC	6,976	50,917
Debenhams PLC	91,915	110,011
Dechra Pharmaceuticals PLC	4,401	62,567
Development Securities PLC	5,560	20,622
Devro PLC	5,754	25,692
Dialight PLC	105	1,008
Dialog Semiconductor PLC (I)	5,567	223,342
Dignity PLC	4,231	152,419
Diploma PLC	6,124	61,718
Domino’s Pizza Group PLC	9,994	134,474
Drax Group PLC	30,783	113,726
DS Smith PLC	73,348	438,168
Dunelm Group PLC	5,863	79,852
E2V Technologies PLC	2,485	8,546
Electrocomponents PLC	36,254	98,502
Elementis PLC	28,876	97,652
EnQuest PLC (I)	53,014	22,301
Enterprise Inns PLC (I)	40,990	67,225
Essentra PLC	14,966	178,321
Euromoney Institutional Investor PLC	3,412	49,157
Evraz PLC (I)	13,121	14,493
Fenner PLC	9,083	22,660
Fidessa Group PLC	2,560	69,538
Findel PLC (I)	8,139	29,922
FirstGroup PLC (I)	88,330	130,853
Foxtons Group PLC (I)	3,074	11,033
Galliford Try PLC	7,331	176,249
Gem Diamonds, Ltd.	12,666	22,372
Genus PLC	4,351	93,406

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Go-Ahead Group PLC	2,216	$82,479
Greene King PLC	20,833	251,076
Greggs PLC	7,878	129,496
Halfords Group PLC	15,547	108,730
Halma PLC	21,707	237,343
Hardy Oil & Gas PLC (I)	5,072	2,035
Hays PLC	78,663	182,844
Headlam Group PLC	4,631	35,221
Helical Bar PLC	8,263	51,322
Henderson Group PLC	64,172	252,922
Hikma Pharmaceuticals PLC	631	21,797
Hill & Smith Holdings PLC	6,401	68,055
Home Retail Group PLC	14,484	29,839
HomeServe PLC	22,230	136,464
Howden Joinery Group PLC	32,781	241,901
Hunting PLC	9,804	59,541
ICAP PLC	28,878	200,010
IG Group Holdings PLC	21,765	253,658
Imagination Technologies Group PLC (I)(L)	16,400	54,635
Inchcape PLC	26,025	283,585
Indivior PLC	2,919	10,026
Informa PLC	32,381	275,703
Innovation Group PLC	32,953	19,457
Intermediate Capital Group PLC	13,522	105,766
International Personal Finance PLC	20,626	121,212
Interserve PLC	9,571	83,501
IP Group PLC (I)	127	442
ITE Group PLC	16,803	35,773
Ithaca Energy, Inc. (I)	15,580	7,238
J.D. Wetherspoon PLC	5,468	61,006
James Fisher & Sons PLC	4,579	64,492
Jardine Lloyd Thompson Group PLC	8,402	129,441
JD Sports Fashion PLC	1,594	23,036
John Menzies PLC	2,832	17,781
John Wood Group PLC	11,502	107,226
Jupiter Fund Management PLC	28,793	189,136
KAZ Minerals PLC (I)	5,608	7,192
KCOM Group PLC	41,789	56,448
Keller Group PLC	4,607	60,257
Kier Group PLC	5,324	108,712
Ladbrokes PLC	55,844	81,121
Laird PLC	26,527	151,438
Lancashire Holdings, Ltd.	16,033	167,706
Lavendon Group PLC	3,421	8,077
Lookers PLC	22,449	56,708
Low & Bonar PLC	22,280	22,021
Man Group PLC	85,474	198,406
Management Consulting Group PLC	217	52
Marshalls PLC	4,569	24,588
Marston’s PLC	31,530	71,520
McBride PLC (I)	14,770	33,775
Mears Group PLC	8,289	48,499
Melrose Industries PLC	31,763	127,066
Michael Page International PLC	20,236	145,320
Micro Focus International PLC	10,490	191,120
Millennium & Copthorne Hotels PLC	11,024	80,501
Mitchells & Butlers PLC (I)	20,686	99,103
Mitie Group PLC	27,952	129,132
MJ Gleeson PLC	2,770	19,922
Moneysupermarket.com Group PLC	17,796	91,115
Morgan Advanced Materials PLC	22,063	94,204
Morgan Sindall PLC	789	8,808
Mothercare PLC (I)	8,741	29,269

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
MWB Group Holdings PLC (I)	11,618	$857
N. Brown Group PLC	13,495	62,550
National Express Group PLC	34,580	148,995
NCC Group PLC	12,123	50,285
Northgate PLC	1,332	9,176
Novae Group PLC	2,664	34,945
Ocado Group PLC (I)	1,512	7,337
Ophir Energy PLC (I)	7,595	10,351
Oxford Instruments PLC	2,533	22,258
Pace PLC	22,875	124,914
PayPoint PLC	4,414	68,458
Pendragon PLC	63,903	40,127
Pennon Group PLC	12,016	141,338
Petrofac, Ltd.	408	4,752
Petropavlovsk PLC (I)	13,086	1,168
Pets at Home Group PLC	616	2,572
Photo-Me International PLC	9,981	23,725
Poundland Group PLC	177	751
Premier Farnell PLC	19,707	31,330
Premier Foods PLC (I)	41,106	19,914
Premier Oil PLC (I)	29,180	29,499
Punch Taverns PLC (I)	1,008	1,817
PZ Cussons PLC	16,024	70,510
QinetiQ Group PLC	52,160	178,224
Quintain Estates & Development PLC (I)	52,461	111,773
Rank Group PLC	3,844	15,579
Rathbone Brothers PLC	2,792	87,176
Redrow PLC	24,204	167,425
Renishaw PLC	2,008	61,359
Rentokil Initial PLC	98,343	219,675
Ricardo PLC	2,717	36,194
Rightmove PLC	5,015	277,363
RM PLC	8,752	21,459
Rotork PLC	60,697	151,629
RPC Group PLC	17,701	169,840
RPS Group PLC	17,736	60,406
Savills PLC	10,012	138,414
SDL PLC	7,019	34,508
Senior PLC	24,546	93,468
Shanks Group PLC	35,094	48,687
SIG PLC	25,405	66,791
Skyepharma PLC (I)	753	3,993
Soco International PLC	16,636	39,790
Spectris PLC	10,418	266,552
Speedy Hire PLC	24,369	12,493
Spirax-Sarco Engineering PLC	5,459	231,690
Spirent Communications PLC	48,511	55,536
Sportech PLC (I)	11,390	9,722
St. Ives PLC	3,492	9,564
St. Modwen Properties PLC	14,271	89,736
Stagecoach Group PLC	27,597	140,918
SThree PLC	8,144	42,995
Stobart Group, Ltd.	1,253	2,123
Stolt-Nielsen, Ltd.	620	8,893
STV Group PLC	2,685	17,496
SuperGroup PLC (I)	11	227
Synergy Health PLC	4,425	145,247
Synthomer PLC	11,245	57,938
TalkTalk Telecom Group PLC (L)	31,116	148,170
Tate & Lyle PLC	15,373	136,984
Ted Baker PLC	1,270	61,650
Telecity Group PLC	9,503	156,615
Telecom Plus PLC	773	13,074

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
The Restaurant Group PLC	10,421	$106,626
The Unite Group PLC	12,292	121,532
The Vitec Group PLC	1,430	13,535
Thomas Cook Group PLC (I)	66,442	116,529
Topps Tiles PLC	15,591	34,444
Tribal Group PLC	7,453	13,308
Trinity Mirror PLC	11,839	27,019
TT Electronics PLC	14,769	29,666
Tullett Prebon PLC	16,882	95,660
UBM PLC	25,273	186,073
UK Mail Group PLC	2,810	15,098
Ultra Electronics Holdings PLC	4,697	121,821
UTV Media PLC	6,973	17,985
Vectura Group PLC (I)	32,482	86,050
Vesuvius PLC	21,699	116,033
Victrex PLC	4,968	133,330
Volex PLC (I)	3,136	3,129
Vp PLC	637	7,156
W.S. Atkins PLC	6,846	144,181
WH Smith PLC	8,112	192,291
William Hill PLC	48,853	259,831
Wilmington Group PLC	8,076	33,226
Wincanton PLC (I)	7,151	22,200
Xaar PLC	1,413	11,981
Xchanging PLC	19,640	31,732
Zeal Network SE	349	15,715
		19,201,449
United States - 0.2%
Alacer Gold Corp. (I)	14,491	32,685
Argonaut Gold, Inc. (I)	6,900	7,032
BNK Petroleum, Inc. (I)	5,141	1,464
Boart Longyear, Ltd. (I)	36,330	1,559
Diligent Corp. (I)	3,169	10,519
International Game Technology PLC	975	14,947
Mood Media Corp. (I)	3,135	740
Nexteer Automotive Group, Ltd.	9,000	9,098
Ormat Technologies, Inc.	1	25
Sims Metal Management, Ltd.	15,252	104,077
Thompson Creek Metals Company, Inc. (I)	11,493	5,340
		187,486
TOTAL COMMON STOCKS (Cost $105,819,539)		$101,648,187

PREFERRED SECURITIES - 0.2%
Germany - 0.2%
Draegerwerk AG & Company KGaA	104	8,772
Fuchs Petrolub SE	1,303	57,671
Jungheinrich AG	483	35,020
Sartorius AG	146	34,711
STO SE & Company KGaA	124	17,815
Villeroy & Boch AG	625	8,648
		162,637
TOTAL PREFERRED SECURITIES (Cost $160,401)		$162,637

RIGHTS - 0.0%
Fortune Oil PLC (Expiration
Date: 12/31/2015) (I)(N)	242,039	1,831
TOTAL RIGHTS (Cost $0)		$1,831

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 2.2%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	225,875	$2,259,944
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,259,922)		$2,259,944

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
BlackRock Cash Funds - Prime, 0.1671% (Y)	94,887	94,887
TOTAL SHORT-TERM INVESTMENTS (Cost $94,887)		$94,887
Total Investments (International Small Company Trust)
(Cost $108,334,749) - 101.8%		$104,167,486
Other assets and liabilities, net - (1.8%)		(1,857,780)
TOTAL NET ASSETS - 100.0%		$102,309,706

International Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.4%
Australia - 0.3%
WorleyParsons, Ltd.	651,091	$2,725,618
Belgium - 0.7%
UCB SA	70,360	5,512,224
Brazil - 0.6%
BM&FBovespa SA	1,658,300	4,634,623
Canada - 6.3%
Barrick Gold Corp.	865,030	5,501,591
Cenovus Energy, Inc.	550,500	8,349,284
Ensign Energy Services, Inc.	777,400	4,782,656
HudBay Minerals, Inc.	1,216,100	4,492,599
Precision Drilling Corp.	1,679,300	6,216,367
Silver Wheaton Corp.	920,000	11,057,924
Suncor Energy, Inc.	378,000	10,109,269
Trican Well Service, Ltd. (L)	903,500	460,382
		50,970,072
China - 5.9%
China Life Insurance Company, Ltd., H Shares	1,634,000	5,693,474
China Telecom Corp., Ltd., H Shares	20,958,427	10,154,745
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	2,581,800	5,411,256
Sinopec Engineering Group Company, Ltd.,
H Shares	8,961,000	7,827,370
Sinopharm Group Company, Ltd., H Shares	1,348,000	4,741,385
Springland International Holdings, Ltd. (L)	11,244,700	2,985,252
Trina Solar, Ltd., ADR (I)(L)	1,296,991	11,634,009
		48,447,491
Denmark - 0.4%
FLSmidth & Company A/S (L)	93,700	3,109,843
France - 11.0%
AXA SA	540,021	13,111,220
BNP Paribas SA	378,506	22,284,321
Cie de Saint-Gobain	197,180	8,557,729
Cie Generale des Etablissements Michelin	113,680	10,401,141
Sanofi	132,883	12,650,542
Societe Generale SA	84,323	3,768,499
Technip SA	216,070	10,225,275

International Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Total SA	190,846	$8,584,847
		89,583,574
Germany - 8.5%
Bayer AG	83,110	10,662,938
Deutsche Boerse AG	119,480	10,304,491
Deutsche Lufthansa AG (I)	478,710	6,664,055
Gerresheimer AG	90,920	6,646,011
Kloeckner & Company SE (L)	441,950	3,623,123
Merck KGaA	53,744	4,758,322
Metro AG	202,132	5,592,601
MorphoSys AG (I)	84,190	5,613,648
Muenchener Rueckversicherungs AG	22,857	4,268,900
Siemens AG	122,841	10,974,302
		69,108,391
Hong Kong - 3.9%
China Mobile, Ltd.	458,500	5,488,136
Digital China Holdings, Ltd.	4,380,000	4,068,716
First Pacific Company, Ltd.	2,588,750	1,581,618
GCL-Poly Energy Holdings, Ltd. (I)(L)	61,931,000	11,996,956
Kingboard Chemical Holdings, Ltd.	4,824,300	5,874,028
Kunlun Energy Company, Ltd.	3,622,000	2,602,519
		31,611,973
India - 1.1%
Hero MotorCorp, Ltd.	83,700	3,062,615
Jain Irrigation Systems, Ltd.	1,872,382	1,841,744
LIC Housing Finance, Ltd.	618,559	4,432,127
		9,336,486
Ireland - 1.1%
CRH PLC (I)	347,510	9,173,653
Israel - 2.0%
Teva Pharmaceutical Industries, Ltd., ADR	291,724	16,470,737
Italy - 2.9%
Eni SpA	555,193	8,733,423
UniCredit SpA	2,449,808	15,272,671
		24,006,094
Japan - 5.2%
Canon, Inc.	114,600	3,315,093
ITOCHU Corp.	848,760	8,972,440
Nissan Motor Company, Ltd.	1,684,100	15,484,623
SoftBank Group Corp.	222,200	10,274,487
Toyota Motor Corp.	74,330	4,351,867
		42,398,510
Netherlands - 6.0%
Aegon NV	1,797,732	10,308,506
ING Groep NV	323,890	4,588,742
QIAGEN NV (I)	420,910	10,857,492
Royal Dutch Shell PLC, B Shares	364,316	8,614,319
SBM Offshore NV (I)(L)	1,173,310	14,895,489
		49,264,548
Norway - 0.2%
Telenor ASA	77,329	1,445,014
Russia - 0.3%
Lukoil OAO, ADR	68,678	2,339,173
Singapore - 0.7%
United Overseas Bank, Ltd.	451,400	5,893,980
South Africa - 0.2%
Petra Diamonds, Ltd. (I)	1,444,140	1,841,540

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea - 13.5%
Daewoo International Corp.	198,958	$3,500,287
Hana Financial Group, Inc.	859,668	19,207,064
Hyundai Mobis Company, Ltd.	49,336	9,653,425
Hyundai Motor Company	36,523	5,075,244
KB Financial Group, Inc., ADR	733,361	21,553,480
KIWOOM Securities Company, Ltd.	70,796	3,406,605
Korea Investment Holdings Company, Ltd.	134,746	6,969,200
POSCO	44,721	6,323,326
Samsung Electronics Company, Ltd.	35,704	34,256,340
		109,944,971
Spain - 0.9%
Telefonica SA	613,930	7,448,231
Sweden - 0.7%
Getinge AB, B Shares	262,002	5,847,774
Switzerland - 8.8%
ABB, Ltd. (I)	338,720	5,993,151
Basilea Pharmaceutica (I)(L)	34,270	3,297,450
Credit Suisse Group AG (I)	836,789	20,113,762
GAM Holding AG (I)	219,280	3,859,670
Glencore PLC (I)	8,215,140	11,403,110
Lonza Group AG (I)	39,100	5,130,543
Roche Holding AG	64,002	16,990,711
Swiss Re AG	61,481	5,274,894
		72,063,291
Thailand - 0.7%
Bangkok Bank PCL NVDR (L)	1,236,700	5,463,329
United Kingdom - 15.8%
Aviva PLC	1,319,940	9,027,793
BAE Systems PLC	1,671,961	11,333,513
Barclays PLC	2,327,010	8,611,748
BP PLC	1,638,085	8,310,589
Carillion PLC (L)	1,441,700	6,598,893
GlaxoSmithKline PLC	646,964	12,417,723
HSBC Holdings PLC	1,359,500	10,255,650
Kingfisher PLC	1,314,760	7,142,068
Marks & Spencer Group PLC	1,558,570	11,830,717
Noble Corp. PLC	3	33
Petrofac, Ltd.	1,161,960	13,532,696
Serco Group PLC (L)	1,050,196	1,622,759
Standard Chartered PLC	612,770	5,946,878
Subsea 7 SA	567,543	4,272,121
Tesco PLC	4,125,340	11,458,484
Vodafone Group PLC	1,962,712	6,190,539
		128,552,204
United States - 1.7%
Halliburton Company	252,830	8,937,541
Stillwater Mining Company (I)	464,750	4,800,868
		13,738,409
TOTAL COMMON STOCKS (Cost $936,500,381)		$810,931,753

International Value Trust (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 4.9%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	3,993,503	$39,956,193
TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,955,669)		$39,956,193

SHORT-TERM INVESTMENTS - 0.5%
U.S. Government Agency - 0.5%
Federal Agricultural Mortgage Corp.
0.010%, 10/01/2015*	$4,000,000	$4,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,000,000)		$4,000,000
Total Investments (International Value Trust)
(Cost $980,456,050) - 104.8%		$854,887,946
Other assets and liabilities, net - (4.8%)		(38,784,823)
TOTAL NET ASSETS - 100.0%		$816,103,123

Investment Quality Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 40.8%
U.S. Government - 8.9%
Treasury Inflation Protected Securities
0.250%, 01/15/2025 (D)	$11,365,728	$10,900,892
0.375%, 07/15/2025	8,196,884	7,990,347
U.S. Treasury Bonds
2.500%, 02/15/2045	2,855,000	2,630,317
2.875%, 08/15/2045	1,525,000	1,525,159
3.000%, 11/15/2044	3,000	3,066
5.375%, 02/15/2031	3,000	4,165
U.S. Treasury Notes
1.750%, 09/30/2019	2,200,000	2,246,864
2.750%, 02/15/2024	66,000	70,166
		25,370,976
U.S. Government Agency - 31.9%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	6,100,000	6,235,001
3.500%, TBA (C)	5,800,000	6,036,531
4.000%, TBA (C)	3,300,000	3,513,469
4.500%, TBA (C)	2,200,000	2,381,414
5.000%, 12/01/2034	339,857	374,469
6.500%, 04/01/2029 to 08/01/2034	25,512	29,946
7.500%, 08/01/2025 to 05/01/2028	10,905	12,672
Federal National Mortgage Association
2.500%, TBA (C)	1,700,000	1,729,625
2.500%, 12/01/2042 to 03/01/2043	1,894,837	1,860,568
2.660%, 03/01/2027	815,000	800,774
2.720%, 03/01/2027	780,000	775,273
2.780%, 03/01/2027	349,000	348,450
2.970%, 06/01/2027 to 06/01/2030	1,281,000	1,276,416
3.000%, TBA (C)	4,700,000	4,765,359
3.500%, TBA (C)	27,500,000	28,694,534
4.000%, TBA (C)	5,600,000	5,973,625
4.500%, TBA (C)	4,900,000	5,312,672
5.000%, TBA (C)	1,800,000	1,983,938
Government National
Mortgage Association
3.000%, 04/15/2045 to 05/15/2045	3,100,002	3,169,026
3.500%, TBA (C)	9,400,000	9,846,976

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
4.000%, TBA (C)		$5,100,000	$5,432,076
4.000%, 11/15/2040 to 02/15/2042		124,795	134,157
6.000%, 08/15/2032 to 04/15/2035		87,297	102,311
6.500%, 06/15/2028 to 02/15/2035		49,361	57,525
7.000%, 11/15/2031 to 11/15/2033		333,864	391,643
8.000%, 07/15/2030		6,277	7,615
			91,246,065
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $115,826,598)			$116,617,041

FOREIGN GOVERNMENT
OBLIGATIONS - 1.8%
Brazil - 0.1%
Federative Republic of Brazil
6.000%, 08/15/2016 to 05/15/2019	BRL	668,000	450,587
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	479,540,893	130,145
3.500%, 03/10/2021		232,830,312	76,356
			206,501
Costa Rica - 0.0%
Republic of Costa Rica
9.200%, 03/27/2019 (S)	CRC	48,500,000	94,678
Dominican Republic - 0.1%
Government of Dominican Republic
5.500%, 01/27/2025 (S)		$195,000	188,175
Hungary - 0.0%
Republic of Hungary
5.500%, 06/24/2025	HUF	10,370,000	43,479
Jamaica - 0.1%
Government of Jamaica
6.750%, 04/28/2028		$200,000	201,500
Kazakhstan - 0.1%
Republic of Kazakhstan
5.125%, 07/21/2025 (S)		240,000	231,048
Malaysia - 0.0%
Government of Malaysia
3.492%, 03/31/2020	MYR	580,000	130,334
Mexico - 0.4%
Government of Mexico
3.000%, 03/06/2045	EUR	120,000	110,120
3.010%, 05/28/2020 (P)	MXN	9,523,600	558,085
5.625%, 03/19/2114	GBP	120,000	174,291
10.000%, 12/05/2024	MXN	2,503,500	188,649
			1,031,145
Peru - 0.1%
Republic of Peru
4.125%, 08/25/2027		$165,000	162,525
Poland - 0.1%
Republic of Poland
3.250%, 07/25/2025	PLN	860,000	234,168
Romania - 0.0%
Government of Romania
5.850%, 04/26/2023	RON	140,000	40,952

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Russia - 0.2%
Government of Russia
7.500%, 02/27/2019	RUB	4,145,000	$57,278
7.850%, 03/10/2018		35,000,000	499,365
			556,643
South Africa - 0.1%
Republic of South Africa
7.750%, 02/28/2023	ZAR	3,010,000	210,571
8.500%, 01/31/2037		2,545,000	173,951
			384,522
Thailand - 0.0%
Kingdom of Thailand
3.850%, 12/12/2025	THB	3,812,000	114,595
Tunisia - 0.1%
Banque Centrale de Tunisie SA
5.750%, 01/30/2025		$200,000	190,500
Turkey - 0.1%
Republic of Turkey
4.875%, 04/16/2043		210,000	174,825
Uruguay - 0.2%
Republic of Uruguay
3.700%, 06/26/2037	UYU	6,359,063	146,537
4.250%, 04/05/2027		15,140,113	423,871
4.375%, 12/15/2028		2,271,863	62,745
			633,153
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,854,112)			$5,069,330

CORPORATE BONDS - 35.4%
Consumer discretionary - 4.0%
21st Century Fox America, Inc.
7.750%, 01/20/2024		$272,000	343,368
7.850%, 03/01/2039		225,000	303,342
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042		225,000	195,584
Buffalo Thunder Development Authority
11.000%, 12/09/2022 (S)		39,655	27,053
CCO Holdings LLC
5.125%, 02/15/2023		5,000	4,613
5.250%, 09/30/2022		75,000	70,313
5.750%, 09/01/2023		35,000	33,294
CCO Safari II LLC
3.579%, 07/23/2020 (S)		590,000	585,696
4.464%, 07/23/2022 (S)		225,000	224,995
4.908%, 07/23/2025 (S)		520,000	517,716
6.484%, 10/23/2045 (S)		590,000	594,801
Comcast Cable Communications LLC
8.500%, 05/01/2027		206,000	282,109
Comcast Corp.
4.750%, 03/01/2044		195,000	203,585
Cox Communications, Inc.
4.800%, 02/01/2035 (S)		150,000	133,006
DIRECTV Holdings LLC
1.750%, 01/15/2018		500,000	498,412
2.400%, 03/15/2017		225,000	227,974
DISH DBS Corp.
5.875%, 07/15/2022		10,000	8,825
6.750%, 06/01/2021		206,000	196,730
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)		30,000	31,125

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC
1.461%, 03/27/2017	$775,000	$770,586
2.240%, 06/15/2018	270,000	269,232
4.207%, 04/15/2016	100,000	101,575
5.000%, 05/15/2018	255,000	271,212
General Motors Financial Company, Inc.
2.400%, 04/10/2018	300,000	297,497
3.500%, 07/10/2019	660,000	666,865
4.750%, 08/15/2017	545,000	565,404
Group 1 Automotive, Inc.
5.000%, 06/01/2022	80,000	78,800
Liberty Interactive LLC
8.250%, 02/01/2030	160,000	164,800
Lowe’s Companies, Inc.
3.375%, 09/15/2025	195,000	197,356
4.375%, 09/15/2045	70,000	70,852
Meritage Homes Corp.
6.000%, 06/01/2025	90,000	90,450
Sky PLC
2.625%, 09/16/2019 (S)	290,000	291,837
TEGNA, Inc.
5.125%, 10/15/2019 to 07/15/2020	305,000	309,963
Tempur Sealy International, Inc.
5.625%, 10/15/2023 (S)	25,000	24,969
The Home Depot, Inc.
2.625%, 06/01/2022	275,000	274,914
4.250%, 04/01/2046	290,000	292,271
Time Warner Cable, Inc.
4.500%, 09/15/2042	190,000	150,297
5.000%, 02/01/2020	260,000	278,983
5.875%, 11/15/2040	195,000	185,695
6.750%, 07/01/2018	250,000	278,206
8.750%, 02/14/2019	80,000	93,954
Time Warner, Inc.
4.850%, 07/15/2045	225,000	220,948
6.100%, 07/15/2040	180,000	203,432
7.700%, 05/01/2032	173,000	224,738
Videotron, Ltd.
5.375%, 06/15/2024 (S)	175,000	172,375
Volkswagen Group of America
Finance LLC
1.600%, 11/20/2017 (S)	490,000	470,130
Wynn Las Vegas LLC
5.375%, 03/15/2022	45,000	41,456
		11,541,338
Consumer staples - 1.6%
Altria Group, Inc.
9.250%, 08/06/2019	80,000	99,710
10.200%, 02/06/2039	97,000	156,859
BAT International Finance PLC
2.750%, 06/15/2020 (S)	265,000	270,114
CVS Health Corp.
2.800%, 07/20/2020	710,000	721,414
3.875%, 07/20/2025	545,000	562,027
4.875%, 07/20/2035	55,000	57,737
5.125%, 07/20/2045	375,000	403,548
5.750%, 05/15/2041	140,000	161,790
Imperial Tobacco Finance PLC
2.050%, 07/20/2018 (S)	220,000	219,887
2.950%, 07/21/2020 (S)	300,000	301,805
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	700,000	701,025
2.800%, 07/02/2020 (S)	360,000	362,384

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Reynolds American, Inc.
3.250%, 06/12/2020		$500,000	$514,116
			4,532,416
Energy - 3.0%
Anadarko Petroleum Corp.
5.950%, 09/15/2016		200,000	207,844
Antero Resources Corp.
5.625%, 06/01/2023 (S)		45,000	39,488
BP Capital Markets PLC
2.521%, 01/15/2020		235,000	238,206
Cenovus Energy, Inc.
5.200%, 09/15/2043		245,000	213,864
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)		655,000	649,415
Concho Resources, Inc.
6.500%, 01/15/2022		25,000	24,531
ConocoPhillips Company
3.350%, 11/15/2024 to 05/15/2025		410,000	400,457
Continental Resources, Inc.
5.000%, 09/15/2022		140,000	122,500
Crestwood Midstream Partners LP
6.250%, 04/01/2023 (S)		40,000	34,000
DCP Midstream LLC
5.350%, 03/15/2020 (S)		10,000	9,689
9.750%, 03/15/2019 (S)		15,000	16,804
DCP Midstream Operating LP
4.950%, 04/01/2022		20,000	18,004
5.600%, 04/01/2044		30,000	24,292
Ecopetrol SA
5.875%, 05/28/2045		210,000	158,550
EnCana Corp.
6.500%, 05/15/2019		465,000	509,942
Energy Transfer Equity LP
7.500%, 10/15/2020		200,000	201,500
Energy Transfer Partners LP
3.600%, 02/01/2023		510,000	459,286
4.750%, 01/15/2026		45,000	41,421
5.950%, 10/01/2043		600,000	530,539
Harvest Operations Corp.
6.875%, 10/01/2017		165,000	141,900
Hess Corp.
5.600%, 02/15/2041		110,000	102,664
Kerr-McGee Corp.
6.950%, 07/01/2024		345,000	404,014
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044		305,000	252,684
Kinder Morgan, Inc.
5.050%, 02/15/2046		330,000	256,911
Marathon Oil Corp.
2.700%, 06/01/2020		295,000	285,888
MarkWest Energy Partners LP
4.875%, 12/01/2024 to 06/01/2025		80,000	73,368
MEG Energy Corp.
7.000%, 03/31/2024 (S)		62,000	49,594
Nexen Energy ULC
6.200%, 07/30/2019		90,000	100,385
6.400%, 05/15/2037		205,000	241,109
Peabody Energy Corp.
6.500%, 09/15/2020		220,000	45,650
Petrobras Global Finance BV
5.375%, 10/01/2029	GBP	150,000	138,044
6.750%, 01/27/2041		$215,000	137,600

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petroleos de Venezuela SA
9.750%, 05/17/2035		$225,000	$82,890
Petroleos Mexicanos
5.500%, 06/27/2044		500,000	401,250
7.470%, 11/12/2026	MXN	5,000,000	272,110
QEP Resources, Inc.
6.800%, 03/01/2020		$5,000	4,750
Regency Energy Partners LP
5.875%, 03/01/2022		50,000	51,252
SM Energy Company
6.125%, 11/15/2022		20,000	18,520
Statoil ASA
3.700%, 03/01/2024		56,000	57,573
3.950%, 05/15/2043		300,000	280,255
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		210,000	191,081
Tesoro Corp.
5.125%, 04/01/2024		45,000	44,100
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		55,000	53,900
6.250%, 10/15/2022 (S)		85,000	82,875
Williams Partners LP
3.600%, 03/15/2022		550,000	506,410
4.300%, 03/04/2024		360,000	326,740
WPX Energy, Inc.
5.250%, 09/15/2024		30,000	24,150
6.000%, 01/15/2022		20,000	17,200
			8,545,199
Financials - 16.4%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		100,000	100,500
American International Group, Inc.
4.700%, 07/10/2035		450,000	460,161
American Tower Corp.
3.400%, 02/15/2019		270,000	277,946
3.450%, 09/15/2021		375,000	376,726
5.000%, 02/15/2024		130,000	136,634
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)		680,000	686,610
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	600,000	652,003
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/09/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/09/2018 (Q)		$400,000	422,500
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
CMT + 4.398%)
04/15/2024 (Q)		200,000	94,000
Banco Santander SA (6.250% to
03/12/2019, then 5 year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	800,000	842,519
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)		100,000	103,918
Bank of America Corp.
4.200%, 08/26/2024		$745,000	743,640
5.000%, 01/21/2044		155,000	162,692
5.625%, 07/01/2020		295,000	332,746

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
6.400%, 08/28/2017		$550,000	$596,852
7.750%, 05/14/2038		825,000	1,134,812
Barclays Bank PLC
6.050%, 12/04/2017 (S)		1,130,000	1,222,035
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		200,000	214,250
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	200,000	236,051
Barclays PLC (8.250% to 12/15/2018,
then 5 year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$225,000	234,348
BPCE SA
4.000%, 04/15/2024		250,000	259,774
5.700%, 10/22/2023 (S)		395,000	416,509
Branch Banking & Trust Company
3.625%, 09/16/2025		1,075,000	1,075,812
Brandywine Operating Partnership LP
4.950%, 04/15/2018		400,000	423,189
5.700%, 05/01/2017		300,000	316,030
Capital One Financial Corp.
6.150%, 09/01/2016		675,000	703,108
Capital One NA
1.650%, 02/05/2018		500,000	496,313
2.350%, 08/17/2018		490,000	491,400
CIT Group, Inc.
5.500%, 02/15/2019 (S)		260,000	269,750
Citigroup, Inc.
4.300%, 11/20/2026		250,000	247,688
4.400%, 06/10/2025		325,000	326,999
4.450%, 09/29/2027		705,000	699,844
4.650%, 07/30/2045		450,000	448,454
5.500%, 09/13/2025		410,000	447,579
8.500%, 05/22/2019		625,000	754,637
CNO Financial Group, Inc.
5.250%, 05/30/2025		20,000	20,300
Credit Agricole SA
4.375%, 03/17/2025 (S)		295,000	284,861
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year Euro Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	275,000	305,364
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)		$200,000	218,440
Deutsche Bank AG
4.500%, 04/01/2025		550,000	533,094
Duke Realty LP
3.750%, 12/01/2024		145,000	142,748
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037		800,000	742,000
General Electric Capital Corp.
5.875%, 01/14/2038		375,000	468,263
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)		200,000	217,000

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038		$195,000	$215,475
HCP, Inc.
4.000%, 06/01/2025		400,000	393,070
4.200%, 03/01/2024		175,000	174,898
HSBC Holdings PLC
4.250%, 08/18/2025		600,000	591,487
6.500%, 09/15/2037		165,000	194,311
6.800%, 06/01/2038		230,000	281,521
HSBC Holdings PLC (5.625% to
01/17/2020, then 5 Year
ISDAFIX + 3.626%)
01/17/2020 (Q)		400,000	385,000
HSBC USA, Inc.
2.750%, 08/07/2020		325,000	326,050
Industrial & Commercial Bank of
China, Ltd.
4.875%, 09/21/2025 (S)		295,000	290,171
Intercorp Peru, Ltd.
5.875%, 02/12/2025 (S)		20,000	19,000
Intesa Sanpaolo SpA
2.375%, 01/13/2017		400,000	401,392
JPMorgan Chase & Co.
2.750%, 06/23/2020		600,000	605,043
4.250%, 10/01/2027		1,430,000	1,424,849
5.600%, 07/15/2041		75,000	85,878
5.625%, 08/16/2043		905,000	992,119
6.000%, 01/15/2018		600,000	655,644
KBC Groep NV (5.625% to 03/19/2019,
then 5 Year Euro Swap Rate + 4.759%)
03/19/2019 (Q)	EUR	120,000	130,736
Kimco Realty Corp.
5.584%, 11/23/2015		$310,000	311,876
6.875%, 10/01/2019		310,000	362,381
Liberty Property LP
3.375%, 06/15/2023		180,000	175,179
4.125%, 06/15/2022		150,000	153,703
6.625%, 10/01/2017		185,000	202,498
Lloyds Banking Group PLC (6.375% to
06/27/2020, then 5 Year Euro Swap
Rate + 5.290%)
06/27/2020 (Q)	EUR	450,000	514,863
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	200,000	298,739
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		$150,000	153,346
3.500%, 03/10/2025		235,000	234,903
Massachusetts Mutual Life
Insurance Company
5.375%, 12/01/2041 (S)		140,000	153,451
8.875%, 06/01/2039 (S)		285,000	422,317
Morgan Stanley
3.950%, 04/23/2027		385,000	370,964
4.000%, 07/23/2025		565,000	577,672
4.300%, 01/27/2045		450,000	427,930
4.350%, 09/08/2026		300,000	301,682
4.875%, 11/01/2022		51,000	54,314
6.625%, 04/01/2018		1,225,000	1,364,164

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MSCI, Inc.
5.250%, 11/15/2024 (S)		$30,000	$30,413
5.750%, 08/15/2025 (S)		15,000	15,113
Nationwide Building Society (6.875% to
06/20/2019, then 5 year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	460,000	681,008
Navient Corp.
5.500%, 01/15/2019		$120,000	111,525
7.250%, 01/25/2022		55,000	48,125
8.000%, 03/25/2020		10,000	9,575
8.450%, 06/15/2018		35,000	35,984
PNC Funding Corp.
5.625%, 02/01/2017		550,000	579,229
Prologis LP
3.350%, 02/01/2021		750,000	760,303
Realty Income Corp.
3.250%, 10/15/2022		245,000	239,352
6.750%, 08/15/2019		410,000	474,652
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024		150,000	151,247
Royal Bank of Scotland Group PLC
(7.500% to 08/10/2020, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (Q)		620,000	618,642
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)		370,000	366,905
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		725,000	754,689
Standard Chartered PLC (6.500% to
04/02/2020, then 5 Year U.S. Swap
Rate + 4.889%)
04/02/2020 (Q)(S)		200,000	186,049
Sun Canada Financial Company
7.250%, 12/15/2015 (S)		1,471,000	1,489,991
SunTrust Banks, Inc.
3.500%, 01/20/2017		510,000	521,999
The Bank of New York Mellon Corp.
2.600%, 08/17/2020		580,000	588,581
The Bear Stearns Companies LLC
6.400%, 10/02/2017		85,000	92,678
7.250%, 02/01/2018		230,000	257,510
The Export-Import Bank of China
2.850%, 09/16/2020 (S)		295,000	293,223
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018		925,000	937,138
2.600%, 04/23/2020		405,000	405,779
2.750%, 09/15/2020		320,000	321,654
5.150%, 05/22/2045		340,000	333,917
6.250%, 02/01/2041		255,000	308,225
6.750%, 10/01/2037		590,000	703,286
UDR, Inc.
3.700%, 10/01/2020		165,000	172,569
Ventas Realty LP
4.750%, 06/01/2021		275,000	296,716
Wells Fargo & Company
2.600%, 07/22/2020		275,000	277,794
3.000%, 02/19/2025		140,000	135,009
4.100%, 06/03/2026		755,000	762,014
5.606%, 01/15/2044		455,000	508,088

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Welltower, Inc.
4.500%, 01/15/2024	$350,000	$366,186
5.250%, 01/15/2022	481,000	527,177
		46,949,070
Health care - 3.8%
AbbVie, Inc.
1.800%, 05/14/2018	525,000	523,578
4.500%, 05/14/2035	240,000	228,191
Actavis Funding SCS
2.350%, 03/12/2018	975,000	978,880
3.000%, 03/12/2020	370,000	370,415
3.850%, 06/15/2024	725,000	707,406
Anthem, Inc.
4.625%, 05/15/2042	225,000	221,824
5.100%, 01/15/2044	125,000	129,993
7.000%, 02/15/2019	360,000	411,614
Cardinal Health, Inc.
1.950%, 06/15/2018	145,000	145,166
3.500%, 11/15/2024	570,000	569,966
Celgene Corp.
4.625%, 05/15/2044	430,000	408,210
Community Health Systems, Inc.
5.125%, 08/01/2021	75,000	76,313
EMD Finance LLC
2.950%, 03/19/2022 (S)	350,000	345,875
Gilead Sciences, Inc.
1.850%, 09/04/2018	355,000	357,506
3.250%, 09/01/2022	280,000	282,506
4.600%, 09/01/2035	125,000	125,069
HCA, Inc.
5.875%, 03/15/2022	130,000	139,425
6.500%, 02/15/2020	135,000	147,150
Hologic, Inc.
5.250%, 07/15/2022 (S)	25,000	25,219
McKesson Corp.
1.400%, 03/15/2018	305,000	302,273
Medtronic, Inc.
2.500%, 03/15/2020	510,000	516,904
3.150%, 03/15/2022	160,000	162,305
4.375%, 03/15/2035	425,000	429,839
4.625%, 03/15/2045	225,000	232,138
Perrigo Company PLC
1.300%, 11/08/2016	200,000	198,495
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	35,000	34,650
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)	445,000	456,062
Tenet Healthcare Corp.
6.000%, 10/01/2020	270,000	284,850
UnitedHealth Group, Inc.
1.400%, 10/15/2017	375,000	377,107
1.900%, 07/16/2018	350,000	353,655
3.350%, 07/15/2022	265,000	273,539
3.750%, 07/15/2025	245,000	253,351
4.750%, 07/15/2045	85,000	89,814
WellCare Health Plans, Inc.
5.750%, 11/15/2020	85,000	88,400
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017	565,000	563,865
		10,811,553

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials - 1.3%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021	$170,000	$169,788
Air Lease Corp.
4.500%, 01/15/2016	475,000	477,375
Aircastle, Ltd.
5.500%, 02/15/2022	20,000	20,200
Canadian Pacific Railway Company
9.450%, 08/01/2021	175,000	233,799
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,200
5.250%, 08/01/2020	91,000	92,820
Danaher Corp.
2.400%, 09/15/2020	195,000	196,830
3.350%, 09/15/2025	105,000	107,154
EnerSys
5.000%, 04/30/2023 (S)	85,000	82,450
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	485,000	497,388
Kansas City Southern de Mexico SA
de CV
3.000%, 05/15/2023	575,000	556,521
Oshkosh Corp.
5.375%, 03/01/2025	50,000	50,125
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	625,000	637,521
4.875%, 07/11/2022 (S)	125,000	132,846
Ryder System, Inc.
2.550%, 06/01/2019	235,000	235,579
Sensata Technologies BV
5.000%, 10/01/2025 (S)	45,000	42,103
5.625%, 11/01/2024 (S)	10,000	9,975
The ADT Corp.
6.250%, 10/15/2021 (L)	200,000	206,250
United Rentals North America, Inc.
4.625%, 07/15/2023	45,000	43,594
5.500%, 07/15/2025	55,000	51,425
		3,863,943
Information technology - 1.4%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	200,000	210,500
Alibaba Group Holding, Ltd.
3.125%, 11/28/2021	200,000	192,066
Apple, Inc.
3.450%, 02/09/2045	280,000	235,737
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	45,000	45,090
6.125%, 11/01/2023 (S)	55,000	55,275
Cardtronics, Inc.
5.125%, 08/01/2022	90,000	86,400
First Data Corp.
5.375%, 08/15/2023 (S)	85,000	84,150
HP Enterprise Company
2.450%, 10/05/2017 (S)	440,000	439,754
2.850%, 10/05/2018 (S)	440,000	439,437
NCR Corp.
4.625%, 02/15/2021	150,000	143,625
Open Text Corp.
5.625%, 01/15/2023 (S)	35,000	34,716
Oracle Corp.
2.500%, 05/15/2022	550,000	542,067
QUALCOMM, Inc.
3.450%, 05/20/2025	475,000	448,722

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
TSMC Global, Ltd.
1.625%, 04/03/2018 (S)		$925,000	$916,674
			3,874,213
Materials - 1.2%
ArcelorMittal
6.000%, 08/05/2020		205,000	184,820
Building Materials Corp. of America
5.375%, 11/15/2024 (S)		180,000	177,750
Cascades, Inc.
5.500%, 07/15/2022 (S)		30,000	28,500
5.750%, 07/15/2023 (S)		45,000	42,975
Cemex SAB de CV
4.375%, 03/05/2023 (S)	EUR	100,000	100,566
CF Industries, Inc.
4.950%, 06/01/2043		$225,000	200,691
5.150%, 03/15/2034		565,000	544,517
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)		85,000	80,750
Corp. Nacional del Cobre de Chile
4.500%, 09/16/2025 (S)		540,000	518,656
CRH America, Inc.
5.125%, 05/18/2045 (S)		290,000	288,313
Eagle Spinco, Inc.
4.625%, 02/15/2021		100,000	84,627
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		115,000	74,175
Freeport-McMoran, Inc.
4.000%, 11/14/2021		360,000	280,800
5.450%, 03/15/2043		100,000	69,500
Graphic Packaging International, Inc.
4.875%, 11/15/2022		90,000	89,775
Norbord, Inc.
6.250%, 04/15/2023 (S)		85,000	83,141
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)		125,000	117,500
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/2023 (S)		30,000	30,244
Southern Copper Corp.
5.250%, 11/08/2042		80,000	60,519
5.875%, 04/23/2045		125,000	101,018
Steel Dynamics, Inc.
5.125%, 10/01/2021		30,000	28,425
5.500%, 10/01/2024		45,000	41,259
United States Steel Corp.
7.375%, 04/01/2020 (L)		90,000	71,325
Vedanta Resources PLC
8.250%, 06/07/2021		200,000	140,084
			3,439,930
Telecommunication services - 2.2%
AT&T, Inc.
4.750%, 05/15/2046		305,000	279,632
Digicel Group, Ltd.
7.125%, 04/01/2022		210,000	181,125
Frontier Communications Corp.
10.500%, 09/15/2022 (S)		25,000	24,313
GTP Acquisition Partners I LLC
3.482%, 06/16/2025 (S)		730,000	730,175
SBA Tower Trust
2.898%, 10/15/2019 (S)		505,000	506,650
2.933%, 12/15/2017 (S)		520,000	527,940
3.598%, 04/15/2018 (S)		730,000	733,208

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	$25,000	$25,063
9.000%, 11/15/2018 (S)	80,000	84,000
Sprint Corp.
7.125%, 06/15/2024	195,000	150,072
T-Mobile USA, Inc.
6.125%, 01/15/2022	10,000	9,650
6.500%, 01/15/2024	15,000	14,541
6.633%, 04/28/2021	65,000	65,163
6.731%, 04/28/2022	175,000	174,563
6.836%, 04/28/2023	25,000	24,750
Verizon Communications, Inc.
2.625%, 02/21/2020	411,000	413,484
4.272%, 01/15/2036	865,000	783,074
4.400%, 11/01/2034	225,000	209,452
4.672%, 03/15/2055	1,178,000	1,015,001
5.012%, 08/21/2054	245,000	224,090
6.550%, 09/15/2043	76,000	89,968
		6,265,914
Utilities - 0.5%
AES Corp.
5.500%, 03/15/2024	195,000	172,868
Calpine Corp.
5.875%, 01/15/2024 (S)	35,000	36,050
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	183,472
Exelon Corp.
2.850%, 06/15/2020	300,000	302,648
NRG Energy, Inc.
6.250%, 07/15/2022	75,000	68,250
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	145,000	198,078
Progress Energy, Inc.
7.000%, 10/30/2031	270,000	342,499
WEC Energy Group, Inc.
6.200%, 04/01/2033	217,000	265,805
		1,569,670
TOTAL CORPORATE BONDS (Cost $103,745,108)		$101,393,246

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
ACE Capital Trust II
9.700%, 04/01/2030	377,000	557,018
TOTAL CAPITAL PREFERRED SECURITIES (Cost $514,734)		$557,018

MUNICIPAL BONDS - 1.8%
Chicago O’Hare International Airport
(Illinois) 6.845%, 01/01/2038	290,000	322,863
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	40,000	44,982
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	395,000	444,201
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	50,000	59,889
New Jersey State Turnpike Authority
7.414%, 01/01/2040	365,000	504,715
Port Authority of New York & New Jersey
6.040%, 12/01/2029	400,000	491,992
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	475,000	142,529
6.200%, 07/01/2039	525,000	164,089

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	$195,000	$60,938
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	710,000	221,896
State of California
7.300%, 10/01/2039	550,000	760,573
7.550%, 04/01/2039	395,000	570,874
7.600%, 11/01/2040	100,000	146,719
State of Illinois, GO
5.100%, 06/01/2033	105,000	98,407
5.665%, 03/01/2018	675,000	721,076
University of California
4.601%, 05/15/2031	495,000	533,902
TOTAL MUNICIPAL BONDS (Cost $5,143,449)		$5,289,645

TERM LOANS (M) - 4.0%
Consumer discretionary - 1.6%
Acosta, Inc.
4.250%, 09/26/2021	99,251	98,110
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	526,137	518,903
Aristocrat International Pty, Ltd.
4.750%, 10/20/2021	112,346	112,346
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	520,681	517,367
CCO Safari III LLC
3.500%, 01/24/2023	100,000	99,313
CityCenter Holdings LLC
4.250%, 10/16/2020	204,585	204,146
Delta 2 Lux SARL
4.750%, 07/30/2021	150,000	147,884
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	295,921	295,469
ION Media Networks, Inc.
4.750%, 12/18/2020	177,310	176,276
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	238,239	232,933
Neptune Finco Corp. TBD 09/21/2022 (T)	165,000	163,733
PetSmart, Inc.
4.250%, 03/11/2022	229,425	228,923
Scientific Games International, Inc.
6.000%, 10/01/2021	114,138	112,611
Serta Simmons Bedding LLC
4.250%, 10/01/2019	226,566	226,481
SRAM LLC
4.017%, 04/10/2020	262,690	254,810
The ServiceMaster Company LLC
4.250%, 07/01/2021	443,245	443,165
Town Sports International LLC
4.500%, 11/15/2020	277,707	166,624
Tribune Media Company
3.750%, 12/27/2020	554,743	551,622
		4,550,716
Consumer staples - 0.2%
Albertson’s Holdings LLC
5.500%, 08/25/2021	208,462	208,486
JBS USA LLC
1.500%, 08/06/2022	110,000	109,815
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	240,720	237,009
		555,310

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Energy - 0.1%
Arch Coal, Inc.
6.250%, 05/16/2018	$122,474	$68,177
Seadrill Operating LP
4.000%, 02/21/2021	108,346	65,820
Western Refining, Inc.
4.250%, 11/12/2020	147,375	146,085
		280,082
Financials - 0.3%
ARG IH Corp.
4.764%, 11/15/2020	108,625	108,692
Asurion LLC
4.250%, 07/08/2020	391,980	367,873
8.500%, 03/03/2021	245,000	220,439
		697,004
Health care - 0.3%
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	201,413	184,192
Community Health Systems, Inc.
3.750%, 12/31/2019	38,153	38,095
4.000%, 01/27/2021	70,200	70,220
Endo Luxembourg Finance I Company
SARL TBD 06/11/2022 (T)	100,000	99,625
Medpace Holdings, Inc.
4.750%, 04/01/2021	99,623	99,042
Opal Acquisition, Inc.
5.000%, 11/27/2020	290,880	284,626
PRA Holdings, Inc.
4.500%, 09/23/2020	205,152	204,749
		980,549
Industrials - 0.5%
AFGlobal Corp.
5.000%, 12/19/2019	117,609	79,974
DTZ Holdings PLC TBD 11/04/2021 (T)	100,000	98,938
Fly Funding II SARL
3.500%, 08/09/2019	150,563	149,669
Gardner Denver, Inc.
4.250%, 07/30/2020	392,000	370,222
RBS Global, Inc.
4.000%, 08/21/2020	392,000	388,430
The Kenan Advantage Group, Inc.
4.000%, 07/31/2022	10,000	9,967
4.000%, 07/31/2022	30,000	29,900
TransDigm, Inc.
3.500%, 05/14/2022	223,929	220,477
		1,347,577
Information technology - 0.4%
Avago Technologies Cayman, Ltd.
3.750%, 05/06/2021	115,900	115,755
First Data Corp.
3.696%, 03/24/2018	150,000	148,617
3.946%, 07/08/2022	195,000	193,635
Freescale Semiconductor, Inc.
4.250%, 02/28/2020	318,510	317,963
SS&C European Holdings SARL
4.000%, 07/08/2022	13,659	13,673
SS&C Technologies, Inc.
4.000%, 07/08/2022	72,940	73,018

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Information technology (continued)
Zayo Group LLC
3.750%, 05/06/2021	$391,464	$388,773
		1,251,434
Materials - 0.3%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	548,197	544,314
Coveris Holdings SA
4.500%, 05/08/2019	178,512	178,289
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	264,357	216,244
The Chemours Company
3.750%, 05/12/2022	29,925	25,985
		964,832
Telecommunication services - 0.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	647,000	630,340
Level 3 Financing, Inc.
4.000%, 01/15/2020	200,000	199,350
		829,690
TOTAL TERM LOANS (Cost $11,881,213)		$11,457,194

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.0%
Commercial and residential - 13.9%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 5A1,
0.454%, 01/25/2036 (P)	79,633	66,283
Series 2005-10, Class 6A21,
0.694%, 01/25/2036 (P)	116,798	101,137
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.514%, 11/25/2035 (P)	177,436	145,687
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	195,699	170,083
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	98,753	68,308
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1,
0.384%, 09/25/2046 (P)	56,872	40,196
Series 2006-3, Class 2A11,
1.139%, 10/25/2046 (P)	73,523	52,981
Series 2007-2, Class A1,
0.319%, 03/25/2047 (P)	45,096	34,788
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.935%, 02/10/2051 (P)	622,812	663,169
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.406%, 10/20/2036 (P)	160,751	124,498
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	330,000	351,850
BCAP LLC Trust, Series 2006-AA2,
Class A1 0.364%, 01/25/2037 (P)	267,945	214,338
Bear Stearns ALT-A Trust
Series 2005-10, Class 11A1,
0.694%, 01/25/2036 (P)	329,321	274,377
Series 2005-9, Class 11A1,
0.714%, 11/25/2035 (P)	93,318	76,754

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.895%, 06/11/2040 (P)	$300,000	$316,819
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	320,773	335,912
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
0.374%, 10/25/2036 (P)	24,170	19,997
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	290,000	285,348
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3,
0.534%, 03/25/2035 (P)	20,801	16,820
Series 2007-12, Class A9,
5.750%, 08/25/2037	142,606	134,481
Series 2007-HY1, Class 1A1,
2.626%, 04/25/2037 (P)	24,850	23,230
Series 2007-HY4, Class 1A1,
2.674%, 09/25/2047 (P)	319,500	285,398
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.349%, 12/10/2049 (P)	251,087	268,082
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	785,000	866,658
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	395,000	425,726
Series 2014-GC23, Class XA IO,
1.290%, 07/10/2047	2,502,124	179,332
Series 2015-GC29, Class AA IO,
1.315%, 04/10/2048	2,131,807	168,905
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.488%, 01/15/2046 (P)	292,325	292,551
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	850,000	877,621
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.230%, 12/10/2049 (P)	594,354	617,947
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank
AG), Series 2013-WWP, Class A2
3.424%, 03/10/2031 (S)	800,000	822,198
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	405,111	438,627
Series 2013-CR9, Class A4,
4.376%, 07/10/2045 (P)	300,109	331,731
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	480,000	517,674
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	390,000	419,075
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	635,000	673,331
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	465,000	487,431
Series 2015-CR26, Class A4,
3.630%, 08/10/2025	585,000	602,543

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2006-C7, Class A4,
5.954%, 06/10/2046 (P)	$325,040	$329,830
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	260,000	283,289
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	305,000	328,367
Commercial Mortgage Trust (Deutsche
Bank AG/UBS), Series 2014-UBS2,
Class A5 3.961%, 03/10/2047	425,000	455,818
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.467%, 09/15/2039	513,645	524,623
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	8,300	8,297
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class XA IO,
1.049%, 06/15/2057	5,714,708	345,831
Series 2015-C3, Class A4,
3.718%, 08/15/2048	722,000	755,185
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.344%, 03/25/2037 (P)	130,865	93,697
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.405%, 09/25/2043 (P)(S)	520,000	582,311
Series 2012-K706, Class B,
4.166%, 11/25/2044 (P)(S)	380,000	399,449
Series 2014-K503, Class B,
3.079%, 10/25/2047 (P)(S)	465,000	473,017
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	548,184	600,825
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
3.131%, 09/19/2035 (P)	72,957	68,009
Series 2006-AR1, Class 1A1,
3.032%, 04/19/2036 (P)	412,252	368,822
GS Mortgage Securities Trust
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	670,000	703,129
Series 2014-GC20, Class A5,
3.862%, 06/10/2047	610,000	648,764
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	395,000	424,729
GSR Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
2.742%, 01/25/2036 (P)	20,953	19,425
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A,
0.546%, 09/19/2035 (P)	84,501	67,068
Series 2006-12, Class 2A13,
0.456%, 12/19/2036 (P)	404,080	275,804
Series 2006-12, Class 2A2A,
0.406%, 01/19/2038 (P)	128,669	108,555
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	825,000	826,952
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.669%, 12/25/2036 (P)	151,054	132,593

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR13, Class 1A1
2.657%, 08/25/2035 (P)	$104,132	$83,383
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	395,000	424,774
Series 2014-C21, Class A5,
3.775%, 08/15/2047	310,000	327,687
Series 2014-C22, Class A4,
3.801%, 09/15/2047	310,000	326,810
Series 2013-C17, Class A4,
4.199%, 01/15/2047	250,000	272,811
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB19, Class A4,
5.884%, 02/12/2049 (P)	596,487	625,564
Series 2008-C2, Series A4,
6.068%, 02/12/2051	432,970	466,189
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	472,085	498,119
Series 2013-C16, Class A4,
4.166%, 12/15/2046	530,000	577,746
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	610,753	613,081
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	874,363	903,533
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.647%, 05/25/2036 (P)	40,020	35,513
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	495,145	516,139
Series 2006-C4, Class A4,
6.030%, 06/15/2038 (P)	928,291	945,060
Series 2007-C2, Class A3,
5.430%, 02/15/2040	301,157	313,781
Lehman XS Trust, Series 2006-16N,
Class A4A 0.384%, 11/25/2046 (P)	303,673	244,108
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.625%, 07/25/2035 (P)	344,338	279,122
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.865%, 05/12/2039 (P)	500,000	505,008
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	737,294	764,674
Series 2007-7, Class A4,
5.810%, 06/12/2050 (P)	549,876	580,508
Series 2007-9, Class A4,
5.700%, 09/12/2049	445,000	470,802
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	135,000	145,414
Series 2014-C17, Class A5,
3.741%, 08/15/2047	615,000	646,160
Series 2014-C19, Class XA IO,
1.312%, 12/15/2047	1,602,778	109,676

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	$831,102	$855,922
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	600,053	626,012
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	411,027	437,162
Series 2007-T27, Class A4,
5.821%, 06/11/2042 (P)	148,679	158,179
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	475,000	494,807
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	311,000	344,398
Residential Accredits Loans, Inc. Trust
Series 2006-QO7, Class 1A1,
0.999%, 09/25/2046 (P)	303,440	213,386
Series 2007-QH9, Class A1,
1.442%, 11/25/2037 (P)	161,680	104,087
RFMSI Series Trust, Series 2007-SA2,
Class 2A1 3.094%, 04/25/2037 (P)	40,141	34,925
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.634%, 07/20/2037 (P)	30,432	26,045
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	605,000	611,892
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.494%, 09/25/2034 (P)	36,509	31,489
Towd Point Mortgage Trust,
Series 2015-4, Class A1B
2.750%, 04/26/2055 (P)(S)	355,000	354,864
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	450,000	461,390
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D,
4.242%, 05/15/2048 (P)	40,000	33,663
Series 2015-NXS1, Class XA IO,
1.348%, 05/15/2048	2,138,512	164,715
Series 2015-NXS3, Class XA IO,
1.345%, 09/15/2057	4,718,000	349,264
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.735%, 10/25/2035 (P)	225,000	215,868
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	310,000	327,285
Series 2006-AR16, Class A1,
2.734%, 10/25/2036 (P)	245,584	232,607
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	325,000	354,068
Series 2014-C19, Class A5,
4.101%, 03/15/2047	304,634	329,947
Series 2014-C20, Class A5,
3.995%, 05/15/2047	600,000	643,354
Series 2014-C21, Class A5,
3.678%, 08/15/2047	485,000	507,503
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	600,000	645,928

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 1.1%
Federal Home Loan Mortgage Corp.
Series 2014-DN1, Class M2,
2.394%, 02/25/2024 (P)	$329,000	$331,364
Series 2014-DN2, Class M2,
1.844%, 04/25/2024 (P)	337,000	334,287
Series 2014-HQ1, Class M2,
2.694%, 08/25/2024 (P)	540,000	547,326
Series 2014-HQ3, Class M2,
2.844%, 10/25/2024 (P)	540,000	550,674
Series 2015-DNA2, Class M2,
2.794%, 12/25/2027 (P)	345,000	347,896
Series 2015-HQA1, Class M2,
2.844%, 03/25/2028 (P)	550,000	550,000
Federal National Mortgage Association
Series 2014-04, Class 1M2,
5.094%, 11/25/2024 (P)	95,000	95,297
Series 2014-C02, Class 2M2,
2.799%, 05/25/2024 (P)	40,000	35,931
Series 2014-C03, Class 1M2,
3.194%, 07/25/2024 (P)	220,000	198,999
Series 2014-C03, Class 2M2,
3.094%, 07/25/2024 (P)	155,000	140,652
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.041%, 09/16/2035	142,810	31,415
		3,163,841
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $43,386,278)		$43,014,538

ASSET BACKED SECURITIES - 17.3%
ABFC Trust, Series 2006-HE1, Class A2D
0.414%, 01/25/2037 (P)	177,610	110,387
Apidos CLO XVII
Series 2014-17A, Class A1A,
1.789%, 04/17/2026 (P)(S)	1,200,000	1,194,876
Series 2014-17A, Class A2A,
2.339%, 04/17/2026 (P)(S)	1,190,000	1,171,528
Apidos CLO XX, Series 2015-20A,
Class A1 1.839%, 01/16/2027 (P)(S)	700,000	698,390
Apidos CLO XXI, Series 2015-21A,
Class A1 1.707%, 07/18/2027 (P)(S)	1,170,000	1,160,865
Atlas Senior Loan Fund V, Ltd.,
Series 2014-1A, Class A
1.839%, 07/16/2026 (P)(S)	265,000	263,809
Atlas Senior Loan Fund VI, Ltd.,
Series 2014-6A, Class A
1.829%, 10/15/2026 (P)(S)	650,000	644,619
Avery Point IV CLO, Ltd.,
Series 2014-1A, Class A
1.815%, 04/25/2026 (P)(S)	885,000	884,750
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class A
1.830%, 08/05/2027 (P)(S)	1,230,000	1,216,238
Babson CLO, Ltd., Series 2015-IA,
Class A 1.709%, 04/20/2027 (P)(S)	1,205,000	1,197,635
BlueMountain CLO, Series 2015-3A,
Class A1 1.813%, 10/20/2027 (P)(S)	1,040,000	1,030,952
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	141,667	143,413
Carlyle Global Market Strategies
Series 2012-1AR, Class BR,
2.070%, 04/20/2022 (P)(S)	350,000	346,671

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Carlyle Global Market Strategies (continued)
Series 2014-4, Class B,
2.624%, 10/15/2026 (P)(S)	$305,000	$305,786
Series 2014-4A, Class A1,
1.674%, 10/15/2026 (P)(S)	425,000	422,766
Series 2015-2A, Class A1,
1.744%, 04/27/2027 (P)(S)	770,000	765,734
Cent CLO 17, Ltd., Series 2013-17A,
Class A1 1.597%, 01/30/2025 (P)(S)	665,000	659,337
Cent CLO 21, Ltd., Series 2014-21A,
Class A1A 1.785%, 07/27/2026 (P)(S)	595,000	590,900
Cent CLO 22, Ltd., Series 2014-22A,
Class A1 1.791%, 11/07/2026 (P)(S)	445,000	441,932
Cent CLO 23, Ltd.
Series 2015-23A, Class A1,
1.767%, 04/17/2026 (P)(S)	770,000	765,337
Series 2015-23A, Class A2A,
2.327%, 04/17/2026 (P)(S)	310,000	308,095
CIFC Funding, Ltd.
Series 2012-2A, Class A1R,
1.682%, 12/05/2024 (P)(S)	910,000	909,837
Series 2014-2A, Class A1L,
1.809%, 05/24/2026 (P)(S)	890,000	881,590
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	96,397	96,251
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	107,722	107,483
Credit Acceptance Auto Loan Trust
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	450,000	450,326
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	700,000	698,892
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	770,000	769,987
Dryden Senior Loan Fund
Series 2012-24RA, Class AR,
1.611%, 11/15/2023 (P)(S)	850,000	845,761
Series 2015-38A, Class A,
1.697%, 07/15/2027 (P)(S)	660,000	655,175
First Investors Auto Owner Trust
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	120,000	120,207
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	245,000	244,908
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	635,000	633,874
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	170,000	170,488
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	121,963	121,826
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	150,000	150,352
Galaxy XIX CLO, Ltd., Series 2015-19A,
Class A1A 1.843%, 01/24/2027 (P)(S)	895,000	891,773
Galaxy XVII CLO, Ltd., Series 2014-17A,
Class B 2.389%, 07/15/2026 (P)(S)	530,000	523,075
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	130,000	130,588
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036 (P)	559,996	315,803

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GSAA Home Equity Trust (continued)
Series 2006-20, Class 2A1A,
0.244%, 12/25/2046 (P)	$541,926	$373,433
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	221,344	120,300
GSAA Trust
Series 2005-7, Class AF4,
5.058%, 05/25/2035 (P)	325,000	307,256
Series 2007-3, Class 1A2,
0.364%, 03/25/2047 (P)	534,123	268,407
GSAMP Trust, Series 2007-FM2,
Class A2B 0.284%, 01/25/2037 (P)	336,473	200,674
Highbridge Loan Management, Ltd.,
Series 2015-6A, Class A
1.754%, 05/05/2027 (P)(S)	485,000	480,829
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	291,000	291,668
ING IM CLO, Ltd., Series 2012-1RA,
Class A2R 2.186%, 03/14/2022 (P)(S)	500,000	499,809
Louisiana Local Government
Environmental Facilities &
Communities Development Authority,
Series 2010-ELL, Class A2
2.470%, 02/01/2019	619,036	626,712
Madison Park Funding XII, Ltd.,
Series 2014-12A, Class B1
2.437%, 07/20/2026 (P)(S)	530,000	528,521
Magnetite IX, Ltd., Series 2014-9A,
Class A1 1.715%, 07/25/2026 (P)(S)	915,000	908,486
Magnetite VIII, Ltd., Series 2014-8A,
Class A 1.769%, 04/15/2026 (P)(S)	625,000	622,805
Magnetite XII, Ltd., Series 2015-12A,
Class A 1.789%, 04/15/2027 (P)(S)	555,000	552,906
Marine Park CLO, Ltd., Series 2012-1A,
Class A1AR 1.604%, 10/12/2023 (P)(S)	785,000	783,527
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 2A3
0.424%, 04/25/2037 (P)	175,000	119,296
NRZ Advance Receivables Trust Advance
Receivables Backed 201,
Series 2015-T2, Class AT2
3.302%, 08/17/2048 (S)	2,035,000	2,035,000
Oaktree EIF II Series A1, Ltd.,
Series 2015-B1A, Class A
1.871%, 02/15/2026 (P)(S)	775,000	770,031
OCP CLO, Ltd., Series 2015-8A,
Class A1 1.803%, 04/17/2027 (P)(S)	1,065,000	1,052,256
Ocwen Master Advance Receivables Trust,
Series 2015-1, AT1
2.537%, 09/17/2046 (S)	620,000	620,000
OHA Credit Partners VII, Ltd.,
Series 2012-7A, Class A
1.753%, 11/20/2023 (P)(S)	565,000	562,872
OHA Loan Funding, Ltd., Series 2015-1A,
Class A 1.821%, 02/15/2027 (P)(S)	910,000	903,672
OZLM XII, Ltd., Series 2015-12A,
Class A1 1.726%, 04/30/2027 (P)(S)	1,025,000	1,018,339
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	336,000	338,156
Race Point IX CLO, Ltd., Series 2015-9A,
Class A1 1.768%, 04/15/2027 (P)(S)	945,000	938,837

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	$1,337	$1,338
Series 2013-5, Class C,
2.250%, 06/17/2019	110,000	110,988
Series 2014-1, Class C,
2.360%, 04/15/2020	470,000	473,029
Series 2014-4, Class B,
1.820%, 05/15/2019	185,000	186,293
Series 2015-2, Class B,
1.830%, 01/15/2020	735,000	734,033
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.284%, 07/25/2036 (P)	184,433	88,526
Shackleton 2015-VIII CLO, Ltd.,
Series 2015-8A, Class A1
1.819%, 10/20/2027 (P)(S)	1,035,000	1,031,798
Sound Point CLO IV, Ltd.,
Series 2013-3A, Class A
1.662%, 01/21/2026 (P)(S)	623,000	615,054
Sound Point CLO VIII, Ltd.,
Series 2015-1A, Class A
1.819%, 04/15/2027 (P)(S)	755,000	747,416
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.374%, 07/25/2037 (P)	45,000	27,911
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	551,912	552,651
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)	715,000	715,285
Symphony CLO, Ltd., Series 2012-10AR,
Class AR 1.564%, 07/23/2023 (P)(S)	1,235,000	1,231,668
Treman Park CLO LLC, Series 2015-1A,
Class A 1.761%, 04/20/2027 (P)(S)	775,000	770,958
Venture XI CLO, Ltd., Series 2012-11AR,
Class AR 1.609%, 11/14/2022 (P)(S)	1,085,000	1,080,704
Venture XXI CLO, Ltd., Series 2015-21A,
Class A 1.773%, 07/15/2027 (P)(S)	915,000	912,729
Voya CLO, Ltd.
Series 2012-3AR, Class BR,
2.239%, 10/15/2022 (P)(S)	550,000	546,015
Series 2015-1A, Class A1,
1.755%, 04/18/2027 (P)(S)	730,000	726,184
Series 2015-1A, Class A2,
2.375%, 04/18/2027 (P)(S)	255,000	249,545
Westlake Automobile Receivables Trust,
Series 2014-2A, Class B
1.580%, 04/15/2020 (S)	795,000	797,024
TOTAL ASSET BACKED SECURITIES (Cost $49,693,932)		$49,565,157

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Over the Counter Option on the PEN vs.
USD (Expiration Date: 10/07/2015;
Strike Price: PEN 3.24; Counterparty:
Morgan Stanley Company, Inc.) (I)	1,492,500	2,207

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Call options (continued)
Over the Counter Option on the PEN vs.
USD (Expiration Date: 10/21/2015;
Strike Price: PEN 3.23; Counterparty:
Morgan Stanley Company, Inc.) (I)	$746,250	$807
		3,014
TOTAL PURCHASED OPTIONS (Cost $8,185)		$3,014

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	25,664	256,781
TOTAL SECURITIES LENDING
COLLATERAL (Cost $256,780)		$256,781

SHORT-TERM INVESTMENTS - 15.5%
Repurchase agreement - 15.5%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2015 at 0.120%
to be repurchased at $32,200,107 on
10/01/2015, collateralized by
$32,758,900 U.S. Treasury Notes,
1.000% due 09/15/2018 (valued at
$32,844,076, including interest)	$32,200,000	$32,200,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 09/30/2015 at 0.120%
to be repurchased at $12,100,040 on
10/01/2015, collateralized by
$11,447,258 Federal National Mortgage
Association, 4.000% due 12/01/2040
(valued at $12,342,001,
including interest)	12,100,000	12,100,000
		44,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $44,300,000)		$44,300,000
Total Investments (Investment Quality Bond Trust)
(Cost $380,610,389) - 131.9%		$377,522,964
Other assets and liabilities, net - (31.9%)		(91,368,685)
TOTAL NET ASSETS - 100.0%		$286,154,279

Lifestyle Aggressive MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 95.9%
Equity - 95.9%
All Cap Core, Series NAV (QS Investors)	406,261	$10,908,115
Alpha Opportunities, Series NAV (Wellington)	2,523,345	26,217,550
Blue Chip Growth, Series NAV (T.
Rowe Price)	931,458	27,515,284
Capital Appreciation, Series NAV (Jennison)	1,739,246	22,679,767
Emerging Markets Value, Series NAV (DFA)	3,793,354	27,198,352
Equity Income, Series NAV (T. Rowe Price)	2,422,173	36,647,483
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	2,249,819	36,852,033
International Core, Series NAV (GMO)	2,177,158	21,249,059
International Growth Opportunities,
Series NAV (Baillie Gifford)	694,154	7,823,114
International Growth Stock,
Series NAV (Invesco)	973,941	14,842,854

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
International Value, Series NAV (Templeton)	2,030,092	$23,041,539
Mid Cap Stock, Series NAV (Wellington)	901,915	13,131,883
Mid Value, Series NAV (T. Rowe Price)	880,830	9,151,823
Real Estate Securities, Series NAV (Deutsche)	449,930	7,576,814
Small Cap Growth, Series NAV (Wellington)	399,371	3,394,652
Small Cap Opportunities,
Series NAV (DFA/Invesco)	172,634	4,818,226
Small Cap Value, Series NAV (Wellington)	125,302	2,418,329
Small Company Growth,
Series NAV (Invesco) (I)	86,217	2,285,608
Small Company Value, Series NAV (T.
Rowe Price)	145,106	2,803,445
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	1,689,091	26,180,905
Strategic Growth, Series NAV
(John Hancock) (A)(1)	1,477,137	22,733,144
U.S. Equity, Series NAV (GMO)	1,215,732	22,041,229
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $378,984,582)		$371,511,208

SHORT-TERM INVESTMENTS - 1.3%
Commercial paper - 0.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.210%, 10/21/2015*	$350,000	$349,959
Electricite De France SA
0.150%, 10/28/2015*	495,000	494,944
John Deere Credit, Ltd.
0.140%, 10/02/2015*	330,000	329,998
		1,174,901
U.S. Treasury Notes - 1.0%
U.S. Treasury Notes
0.250%, 10/31/2015 to 12/15/2015	1,906,000	1,906,333
1.375%, 11/30/2015	900,000	901,811
2.000%, 01/31/2016	1,145,000	1,152,089
		3,960,233
TOTAL SHORT-TERM INVESTMENTS (Cost $5,136,902)		$5,135,134
Total Investments (Lifestyle Aggressive MVP)
(Cost $384,121,484) - 97.2%		$376,646,342
Other assets and liabilities, net - 2.8%		10,967,153
TOTAL NET ASSETS - 100.0%		$387,613,495

Lifestyle Aggressive PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 81.1%
Equity - 81.1%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	1,086,555	$16,841,603
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $18,352,857)		$16,841,603

UNAFFILIATED INVESTMENT COMPANIES - 18.9%
Exchange-traded funds - 18.9%
Financial Select Sector SPDR Fund	21,181	479,961
Vanguard Energy ETF	2,740	232,242
Vanguard FTSE Emerging Markets ETF	32,822	1,086,080

Lifestyle Aggressive PS Series (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Health Care ETF	2,114	$259,092
Vanguard Information Technology ETF	6,170	617,000
Vanguard Materials ETF	886	77,374
Vanguard Mid-Cap ETF	5,360	625,351
Vanguard REIT ETF	2,753	207,962
Vanguard Small-Cap ETF	3,051	329,356
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $4,382,122)		$3,914,418
Total Investments (Lifestyle Aggressive PS Series)
(Cost $22,734,979) - 100.0%		$20,756,021
Other assets and liabilities, net - 0.0%		4,083
TOTAL NET ASSETS - 100.0%		$20,760,104

Lifestyle Balanced MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.4%
Equity - 49.4%
All Cap Core, Series NAV (QS Investors)	3,200,620	$85,936,640
Alpha Opportunities, Series NAV (Wellington)	19,865,587	206,403,449
Blue Chip Growth, Series NAV (T.
Rowe Price)	5,816,943	171,832,500
Capital Appreciation, Series NAV (Jennison)	12,048,428	157,111,505
Emerging Markets Value, Series NAV (DFA)	31,767,424	227,772,428
Equity Income, Series NAV (T. Rowe Price)	16,354,299	247,440,540
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	14,163,915	232,004,921
International Core, Series NAV (GMO)	14,557,597	142,082,150
International Growth Opportunities,
Series NAV (Baillie Gifford)	4,871,688	54,903,919
International Growth Stock,
Series NAV (Invesco)	6,930,420	105,619,602
International Value, Series NAV (Templeton)	13,557,934	153,882,547
Mid Cap Stock, Series NAV (Wellington)	7,914,692	115,237,910
Mid Value, Series NAV (T. Rowe Price)	11,195,131	116,317,409
Small Cap Growth, Series NAV (Wellington)	5,296,234	45,017,988
Small Cap Value, Series NAV (Wellington)	2,508,082	48,405,977
Small Company Growth,
Series NAV (Invesco) (I)	1,467,891	38,913,793
Small Company Value, Series NAV (T.
Rowe Price)	3,064,923	59,214,314
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	113,060,695	1,752,440,771
Strategic Growth, Series NAV
(John Hancock) (A)(1)	10,206,868	157,083,695
U.S. Equity, Series NAV (GMO)	9,393,771	170,309,065
		4,287,931,123
Fixed income - 48.6%
Bond, Series NAV (John Hancock) (A)(1)	195,831,934	2,678,980,860
Core Bond, Series NAV (Wells Capital)	27,581,822	364,631,686
Global Bond, Series NAV (PIMCO)	15,027,590	178,678,051
New Income, Series NAV (T. Rowe Price)	48,758,507	631,910,253
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	4,889,268	61,066,957
Total Return, Class NAV (PIMCO)	23,195,230	307,104,843
		4,222,372,650

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Alternative - 0.4%
Global Conservative Absolute Return,
Series NAV (Standard Life)	3,645,564	$35,653,617
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $8,236,896,379)		$8,545,957,390

SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.210%, 10/21/2015*	$4,110,000	$4,109,521
Electricite De France SA
0.150%, 10/28/2015*	4,035,000	4,034,546
		8,144,067
U.S. Treasury Notes - 0.4%
U.S. Treasury Notes
0.250%, 10/31/2015 to 12/15/2015	18,896,000	18,899,311
1.375%, 11/30/2015	9,400,000	9,418,913
2.000%, 01/31/2016	8,704,000	8,757,886
		37,076,110
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	14,022,357	14,022,357
TOTAL SHORT-TERM INVESTMENTS (Cost $59,262,515)		$59,242,534
Total Investments (Lifestyle Balanced MVP)
(Cost $8,296,158,894) - 99.1%		$8,605,199,924
Other assets and liabilities, net - 0.9%		82,410,539
TOTAL NET ASSETS - 100.0%		$8,687,610,463

Lifestyle Balanced PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 49.1%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	30,062,066	$465,962,016
Fixed income - 50.9%
Bond, Series NAV (John Hancock) (A)(1)	35,338,942	483,436,725
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $984,601,745)		$949,398,741
Total Investments (Lifestyle Balanced PS Series)
(Cost $984,601,745) - 100.0%		$949,398,741
Other assets and liabilities, net - 0.0%		(39,019)
TOTAL NET ASSETS - 100.0%		$949,359,722

Lifestyle Conservative MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.9%
Equity - 18.4%
Blue Chip Growth, Series NAV (T.
Rowe Price)	585,272	$17,288,926

Lifestyle Conservative MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
Capital Appreciation, Series NAV (Jennison)	738,475	$9,629,713
Equity Income, Series NAV (T. Rowe Price)	1,814,974	27,460,560
Fundamental All Cap Core, Series NAV
(John Hancock) (A)(1)	2,320,031	34,243,664
International Core, Series NAV (GMO)	2,007,491	19,593,114
International Growth Opportunities,
Series NAV (Baillie Gifford)	314,381	3,543,077
International Growth Stock,
Series NAV (Invesco)	378,196	5,763,706
International Value, Series NAV (Templeton)	1,864,588	21,163,074
Mid Cap Stock, Series NAV (Wellington)	592,604	8,628,310
Mid Value, Series NAV (T. Rowe Price)	853,094	8,863,648
Small Cap Growth, Series NAV (Wellington)	805,160	6,843,857
Small Cap Value, Series NAV (Wellington)	604,896	11,674,492
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	7,877,774	122,105,497
		296,801,638
Fixed income - 79.8%
Bond, Series NAV (John Hancock) (A)(1)	60,111,553	822,326,047
Core Bond, Series NAV (Wells Capital)	8,353,630	110,434,983
Global Bond, Series NAV (PIMCO)	4,643,959	55,216,667
New Income, Series NAV (T. Rowe Price)	14,835,473	192,267,732
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	1,451,629	18,130,846
Total Return, Class NAV (PIMCO)	6,749,496	89,363,328
		1,287,739,603
Alternative - 0.7%
Global Conservative Absolute Return,
Series NAV (Standard Life)	1,192,189	11,659,611
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,622,759,983)		$1,596,200,852

SHORT-TERM INVESTMENTS - 0.4%
Commercial paper - 0.0%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.210%,
10/21/2015*	$590,000	$589,931
U.S. Treasury Notes - 0.4%
U.S. Treasury Notes
0.250%, 10/31/2015 to 12/15/2015	2,315,000	2,315,529
1.375%, 11/30/2015	1,878,000	1,881,779
2.000%, 01/31/2016	1,443,000	1,451,934
		5,649,242
TOTAL SHORT-TERM INVESTMENTS (Cost $6,246,600)		$6,239,173
Total Investments (Lifestyle Conservative MVP)
(Cost $1,629,006,583) - 99.3%		$1,602,440,025
Other assets and liabilities, net - 0.7%		10,930,173
TOTAL NET ASSETS - 100.0%		$1,613,370,198

Lifestyle Conservative PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 19.7%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	2,457,511	$38,091,425

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative PS Series (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Fixed income - 80.3%
Bond, Series NAV (John Hancock) (A)(1)	11,339,331	$155,122,047
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $196,612,621)		$193,213,472
Total Investments (Lifestyle Conservative PS Series)
(Cost $196,612,621) - 100.0%		$193,213,472
Other assets and liabilities, net - 0.0%		(26,645)
TOTAL NET ASSETS - 100.0%		$193,186,827

Lifestyle Growth MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 97.1%
Equity - 69.9%
All Cap Core, Series NAV (QS Investors)	4,168,223	$111,916,787
Alpha Opportunities, Series NAV (Wellington)	35,464,792	368,479,189
Blue Chip Growth, Series NAV (T.
Rowe Price)	10,665,775	315,066,982
Capital Appreciation, Series NAV (Jennison)	21,840,634	284,801,863
Emerging Markets Value, Series NAV (DFA)	48,965,725	351,084,249
Equity Income, Series NAV (T. Rowe Price)	30,265,658	457,919,402
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	26,625,877	436,131,857
International Core, Series NAV (GMO)	26,506,784	258,706,212
International Growth Opportunities,
Series NAV (Baillie Gifford)	9,405,364	105,998,452
International Growth Stock,
Series NAV (Invesco)	12,664,408	193,005,581
International Value, Series NAV (Templeton)	25,863,317	293,548,650
Mid Cap Stock, Series NAV (Wellington)	9,641,246	140,376,535
Mid Value, Series NAV (T. Rowe Price)	13,945,676	144,895,572
Small Cap Growth, Series NAV (Wellington)	8,187,998	69,597,984
Small Cap Opportunities,
Series NAV (DFA/Invesco)	2,199,579	61,390,253
Small Cap Value, Series NAV (Wellington)	3,126,165	60,334,980
Small Company Growth,
Series NAV (Invesco) (I)	2,235,003	59,249,917
Small Company Value, Series NAV (T.
Rowe Price)	4,589,788	88,674,697
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	195,938,416	3,037,045,451
Strategic Growth, Class NAV
(John Hancock) (A)(1)	18,517,356	284,982,113
U.S. Equity, Series NAV (GMO)	19,169,203	347,537,654
		7,470,744,380
Fixed income - 26.8%
Bond, Series NAV (John Hancock) (A)(1)	129,371,946	1,769,808,225
Core Bond, Series NAV (Wells Capital)	19,805,057	261,822,859
Global Bond, Series NAV (PIMCO)	10,736,401	127,655,810
New Income, Series NAV (T. Rowe Price)	34,940,184	452,824,781
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	3,006,930	37,556,558
Total Return, Class NAV (PIMCO)	16,533,314	218,901,079
		2,868,569,312

Lifestyle Growth MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Alternative - 0.4%
Global Conservative Absolute Return,
Series NAV (Standard Life)	3,907,769	$38,217,980
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $9,696,469,009)		$10,377,531,672

SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.210%,
10/21/2015*	$6,150,000	$6,149,283
Electricite De France SA 0.150%,
10/28/2015*	7,535,000	7,534,152
John Deere Credit, Ltd. 0.140%, 10/02/2015 *	6,915,000	6,914,960
		20,598,395
U.S. Treasury Notes - 0.6%
U.S. Treasury Notes
0.250%, 10/31/2015 to 12/15/2015	33,961,000	33,967,164
1.375%, 11/30/2015	16,974,000	17,008,152
2.000%, 01/31/2016	16,217,000	16,317,399
		67,292,715
TOTAL SHORT-TERM INVESTMENTS (Cost $87,923,952)		$87,891,110
Total Investments (Lifestyle Growth MVP)
(Cost $9,784,392,961) - 97.9%		$10,465,422,782
Other assets and liabilities, net - 2.1%		225,163,920
TOTAL NET ASSETS - 100.0%		$10,690,586,702

Lifestyle Growth PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 70.3%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	85,117,010	$1,319,313,662
Fixed income - 29.7%
Bond, Series NAV (John Hancock) (A)(1)	40,814,681	558,344,830
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,984,806,053)		$1,877,658,492
Total Investments (Lifestyle Growth PS Series)
(Cost $1,984,806,053) - 100.0%		$1,877,658,492
Other assets and liabilities, net - 0.0%		(45,460)
TOTAL NET ASSETS - 100.0%		$1,877,613,032

Lifestyle Moderate MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.9%
Equity - 38.1%
Alpha Opportunities, Series NAV (Wellington)	4,253,547	$44,194,358
Blue Chip Growth, Series NAV (T.
Rowe Price)	1,568,839	46,343,519
Capital Appreciation, Series NAV (Jennison)	1,749,077	22,807,959

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate MVP (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
Equity Income, Series NAV (T. Rowe Price)	5,798,598	$87,732,789
Fundamental All Cap Core, Series NAV
(John Hancock) (A)(1)	5,280,397	77,938,653
International Core, Series NAV (GMO)	5,204,265	50,793,630
International Growth Opportunities,
Series NAV (Baillie Gifford)	1,593,996	17,964,336
International Growth Stock,
Series NAV (Invesco)	2,245,638	34,223,521
International Value, Series NAV (Templeton)	5,151,330	58,467,595
Mid Cap Stock, Series NAV (Wellington)	1,521,867	22,158,379
Mid Value, Series NAV (T. Rowe Price)	2,149,222	22,330,420
Small Cap Growth, Series NAV (Wellington)	1,278,183	10,864,557
Small Cap Value, Series NAV (Wellington)	657,930	12,698,052
Small Company Growth,
Series NAV (Invesco) (I)	338,856	8,983,061
Small Company Value, Series NAV (T.
Rowe Price)	731,672	14,135,912
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	25,591,577	396,669,444
Strategic Growth, Class NAV
(John Hancock) (A)(1)	1,480,810	22,789,658
U.S. Equity, Series NAV (GMO)	1,274,552	23,107,624
		974,203,467
Fixed income - 60.3%
Bond, Series NAV (John Hancock) (A)(1)	71,700,011	980,856,157
Core Bond, Series NAV (Wells Capital)	10,089,534	133,383,634
Global Bond, Series NAV (PIMCO)	5,411,770	64,345,945
New Income, Series NAV (T. Rowe Price)	17,806,305	230,769,706
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	1,648,128	20,585,116
Total Return, Class NAV (PIMCO)	8,419,662	111,476,320
		1,541,416,878
Alternative - 0.5%
Global Conservative Absolute Return,
Series NAV (Standard Life)	1,419,712	13,884,783
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $2,479,131,278)		$2,529,505,128

SHORT-TERM INVESTMENTS - 0.6%
Commercial paper - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.210%,
10/21/2015*	$800,000	$799,907
Electricite De France SA 0.150%,
10/28/2015*	950,000	949,893
		1,749,800
U.S. Treasury Notes - 0.3%
U.S. Treasury Notes
0.250%, 10/31/2015 to 12/15/2015	4,052,000	4,052,704
1.375%, 11/30/2015	2,200,000	2,204,426
2.000%, 01/31/2016	2,367,000	2,381,654
		8,638,784

Lifestyle Moderate MVP (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	3,774,211	$3,774,211
TOTAL SHORT-TERM INVESTMENTS (Cost $14,168,999)		$14,162,795
Total Investments (Lifestyle Moderate MVP)
(Cost $2,493,300,277) - 99.5%		$2,543,667,923
Other assets and liabilities, net - 0.5%		12,854,627
TOTAL NET ASSETS - 100.0%		$2,556,522,550

Lifestyle Moderate PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 39.1%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	7,967,993	$123,503,894
Fixed income - 60.9%
Bond, Series NAV (John Hancock) (A)(1)	14,036,692	192,021,947
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $324,762,503)		$315,525,841
Total Investments (Lifestyle Moderate PS Series)
(Cost $324,762,503) - 100.0%		$315,525,841
Other assets and liabilities, net - 0.0%		(28,361)
TOTAL NET ASSETS - 100.0%		$315,497,480

Mid Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.1%
Consumer discretionary - 13.7%
Auto components - 0.5%
Dana Holding Corp.	89,025	$1,413,717
Gentex Corp.	162,624	2,520,672
		3,934,389
Automobiles - 0.1%
Thor Industries, Inc.	25,241	1,307,484
Distributors - 0.6%
LKQ Corp. (I)	169,426	4,804,921
Diversified consumer services - 0.9%
Apollo Education Group, Inc. (I)	55,974	619,072
DeVry Education Group, Inc.	31,880	867,455
Graham Holdings Company, Class B	2,492	1,437,884
Service Corp. International	111,244	3,014,712
Sotheby’s (L)	34,396	1,099,984
		7,039,107
Hotels, restaurants and leisure - 2.3%
Brinker International, Inc.	33,378	1,758,019
Buffalo Wild Wings, Inc. (I)	10,557	2,042,041
Cracker Barrel Old Country Store, Inc. (L)	13,302	1,959,119
Domino’s Pizza, Inc.	30,492	3,290,392

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Dunkin’ Brands Group, Inc.	52,887	$2,591,463
International Speedway Corp., Class A	14,842	470,788
Jack in the Box, Inc.	20,310	1,564,682
Panera Bread Company, Class A (I)	13,554	2,621,479
The Cheesecake Factory, Inc.	25,040	1,351,158
The Wendy’s Company	128,963	1,115,530
		18,764,671
Household durables - 2.2%
Jarden Corp. (I)	110,160	5,384,621
KB Home (L)	50,551	684,966
MDC Holdings, Inc.	21,700	568,106
NVR, Inc. (I)	2,119	3,231,941
Tempur Sealy International, Inc. (I)	34,366	2,454,763
Toll Brothers, Inc. (I)	90,025	3,082,456
TRI Pointe Group, Inc. (I)	80,820	1,057,934
Tupperware Brands Corp.	27,723	1,372,011
		17,836,798
Internet and catalog retail - 0.1%
HSN, Inc.	17,907	1,024,997
Leisure products - 1.0%
Brunswick Corp.	51,053	2,444,928
Polaris Industries, Inc.	34,157	4,094,400
Vista Outdoor, Inc. (I)	35,086	1,558,871
		8,098,199
Media - 1.5%
AMC Networks, Inc., Class A (I)	33,807	2,473,658
Cable One, Inc. (I)	2,458	1,030,934
Cinemark Holdings, Inc.	58,666	1,906,058
DreamWorks Animation
SKG, Inc., Class A (I)(L)	39,414	687,774
John Wiley & Sons, Inc., Class A	27,425	1,372,073
Live Nation Entertainment, Inc. (I)	80,830	1,943,153
Meredith Corp. (L)	20,918	890,688
The New York Times Company, Class A	70,358	830,928
Time, Inc.	60,798	1,158,202
		12,293,468
Multiline retail - 0.4%
Big Lots, Inc.	28,809	1,380,527
J.C. Penney Company, Inc. (I)(L)	169,304	1,572,834
		2,953,361
Specialty retail - 3.1%
Aaron’s, Inc.	35,844	1,294,327
Abercrombie & Fitch Company, Class A (L)	38,501	815,836
American Eagle Outfitters, Inc. (L)	99,875	1,561,046
Ascena Retail Group, Inc. (I)	95,189	1,324,079
Cabela’s, Inc. (I)(L)	27,727	1,264,351
Chico’s FAS, Inc.	77,401	1,217,518
CST Brands, Inc.	41,990	1,413,383
Dick’s Sporting Goods, Inc.	52,010	2,580,216
Foot Locker, Inc.	77,354	5,567,167
Guess?, Inc.	36,362	776,692
Murphy USA, Inc. (I)	22,366	1,229,012
Office Depot, Inc. (I)	274,051	1,759,407
Rent-A-Center, Inc.	29,375	712,344
Williams-Sonoma, Inc.	46,768	3,570,737
		25,086,115
Textiles, apparel and luxury goods - 1.0%
Carter’s, Inc.	29,010	2,629,466
Deckers Outdoor Corp. (I)	18,147	1,053,615

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Kate Spade & Company (I)	70,738	$1,351,803
Skechers U.S.A., Inc., Class A (I)	23,700	3,177,696
		8,212,580
		111,356,090
Consumer staples - 4.4%
Beverages - 0.1%
The Boston Beer Company, Inc., Class A (I)	5,388	1,134,767
Food and staples retailing - 0.6%
Casey’s General Stores, Inc.	21,648	2,228,012
SUPERVALU, Inc. (I)	147,109	1,056,243
United Natural Foods, Inc. (I)	27,865	1,351,731
		4,635,986
Food products - 2.3%
Dean Foods Company	52,282	863,699
Flowers Foods, Inc.	102,724	2,541,392
Ingredion, Inc.	39,630	3,460,095
Lancaster Colony Corp.	10,783	1,051,127
Post Holdings, Inc. (I)	33,706	1,992,025
The Hain Celestial Group, Inc. (I)	56,935	2,937,846
The WhiteWave Foods Company (I)	97,589	3,918,198
Tootsie Roll Industries, Inc. (L)	9,939	310,991
TreeHouse Foods, Inc. (I)	23,860	1,856,069
		18,931,442
Household products - 0.9%
Church & Dwight Company, Inc.	72,701	6,099,614
Energizer Holdings, Inc.	34,596	1,339,211
		7,438,825
Personal products - 0.5%
Avon Products, Inc. (L)	241,410	784,583
Edgewell Personal Care Company	34,497	2,814,955
		3,599,538
		35,740,558
Energy - 3.4%
Energy equipment and services - 1.4%
Atwood Oceanics, Inc. (L)	32,330	478,807
Dril-Quip, Inc. (I)	21,499	1,251,672
Helix Energy Solutions Group, Inc. (I)	54,691	261,970
Nabors Industries, Ltd.	162,102	1,531,864
Noble Corp., PLC (L)	134,382	1,466,108
Oceaneering International, Inc.	54,334	2,134,240
Oil States International, Inc. (I)	28,435	743,007
Patterson-UTI Energy, Inc.	81,648	1,072,855
Rowan Companies PLC, Class A	69,112	1,116,155
Superior Energy Services, Inc.	83,697	1,057,093
		11,113,771
Oil, gas and consumable fuels - 2.0%
California Resources Corp.	173,916	452,182
Denbury Resources, Inc. (L)	198,215	483,645
Energen Corp.	43,757	2,181,724
Gulfport Energy Corp. (I)	60,082	1,783,234
HollyFrontier Corp.	104,695	5,113,304
QEP Resources, Inc.	89,283	1,118,716
SM Energy Company	37,729	1,208,837
Western Refining, Inc.	39,225	1,730,607
World Fuel Services Corp.	39,861	1,427,024

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
WPX Energy, Inc. (I)	129,897	$859,918
		16,359,191
		27,472,962
Financials - 26.2%
Banks - 5.7%
Associated Banc-Corp.	83,425	1,499,147
BancorpSouth, Inc.	48,405	1,150,587
Bank of Hawaii Corp.	24,115	1,531,061
Bank of the Ozarks, Inc.	43,376	1,898,134
Cathay General Bancorp	42,657	1,278,004
City National Corp.	26,910	2,369,695
Commerce Bancshares, Inc.	44,565	2,030,381
Cullen/Frost Bankers, Inc.	30,875	1,963,033
East West Bancorp, Inc.	79,860	3,068,221
First Horizon National Corp.	130,060	1,844,251
First Niagara Financial Group, Inc.	197,088	2,012,268
FirstMerit Corp.	92,235	1,629,792
Fulton Financial Corp.	97,152	1,175,539
Hancock Holding Company	43,265	1,170,318
International Bancshares Corp.	31,006	776,080
PacWest Bancorp	56,662	2,425,700
Prosperity Bancshares, Inc.	36,557	1,795,314
Signature Bank (I)	28,238	3,884,419
SVB Financial Group (I)	28,580	3,302,133
Synovus Financial Corp.	73,318	2,170,213
TCF Financial Corp.	93,881	1,423,236
Trustmark Corp.	37,495	868,759
Umpqua Holdings Corp.	122,342	1,994,175
Valley National Bancorp	129,287	1,272,184
Webster Financial Corp.	51,043	1,818,662
		46,351,306
Capital markets - 2.0%
Eaton Vance Corp.	65,238	2,180,254
Federated Investors, Inc., Class B	52,859	1,527,625
Janus Capital Group, Inc.	82,128	1,116,941
Raymond James Financial, Inc.	71,162	3,531,770
SEI Investments Company	77,362	3,731,169
Stifel Financial Corp. (I)	38,550	1,622,955
Waddell & Reed Financial, Inc., Class A	46,493	1,616,562
WisdomTree Investments, Inc. (L)	63,613	1,026,078
		16,353,354
Consumer finance - 0.2%
SLM Corp. (I)	236,646	1,751,180
Diversified financial services - 0.8%
CBOE Holdings, Inc.	45,960	3,082,997
MSCI, Inc.	54,802	3,258,527
		6,341,524
Insurance - 5.9%
Alleghany Corp. (I)	8,869	4,151,668
American Financial Group, Inc.	39,894	2,749,096
Arthur J. Gallagher & Company	96,912	4,000,527
Aspen Insurance Holdings, Ltd.	33,762	1,568,920
Brown & Brown, Inc.	64,922	2,010,634
CNO Financial Group, Inc.	106,725	2,007,497
Endurance Specialty Holdings, Ltd.	33,644	2,053,293
Everest Re Group, Ltd.	24,536	4,253,070
First American Financial Corp.	60,248	2,353,889
HCC Insurance Holdings, Inc.	53,087	4,112,650
Kemper Corp.	27,052	956,829
Mercury General Corp.	20,203	1,020,454

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Old Republic International Corp.	133,829	$2,093,086
Primerica, Inc.	27,537	1,241,093
Reinsurance Group of America, Inc.	36,896	3,342,409
RenaissanceRe Holdings, Ltd.	25,517	2,712,967
StanCorp Financial Group, Inc.	23,501	2,683,814
The Hanover Insurance Group, Inc.	24,494	1,903,184
W.R. Berkley Corp.	54,819	2,980,509
		48,195,589
Real estate investment trusts - 10.4%
Alexandria Real Estate Equities, Inc.	40,194	3,403,226
American Campus Communities, Inc.	62,246	2,255,795
BioMed Realty Trust, Inc.	112,218	2,242,116
Camden Property Trust	48,253	3,565,897
Care Capital Properties, Inc.	45,973	1,513,891
Communications Sales & Leasing, Inc.	67,022	1,199,694
Corporate Office Properties Trust	52,575	1,105,652
Corrections Corp. of America	64,876	1,916,437
Douglas Emmett, Inc.	77,194	2,217,012
Duke Realty Corp.	191,478	3,647,656
Equity One, Inc.	41,012	998,232
Extra Space Storage, Inc.	68,210	5,263,084
Federal Realty Investment Trust	38,388	5,238,043
Highwoods Properties, Inc.	52,295	2,026,431
Home Properties, Inc.	32,189	2,406,128
Hospitality Properties Trust	84,122	2,151,841
Kilroy Realty Corp.	51,209	3,336,778
Lamar Advertising Company, Class A	45,485	2,373,407
LaSalle Hotel Properties	62,698	1,779,996
Liberty Property Trust	83,077	2,617,756
Mack-Cali Realty Corp.	49,506	934,673
Mid-America Apartment Communities, Inc.	41,805	3,422,575
National Retail Properties, Inc.	74,754	2,711,328
Omega Healthcare Investors, Inc.	89,831	3,157,560
Potlatch Corp.	22,547	649,128
Rayonier, Inc.	69,971	1,544,260
Regency Centers Corp.	52,295	3,250,134
Senior Housing Properties Trust	131,853	2,136,019
Sovran Self Storage, Inc.	19,905	1,877,042
Tanger Factory Outlet Centers, Inc.	53,224	1,754,795
Taubman Centers, Inc.	33,813	2,335,802
UDR, Inc.	145,496	5,016,702
Urban Edge Properties	51,260	1,106,703
Weingarten Realty Investors	63,382	2,098,578
WP GLIMCHER, Inc.	102,784	1,198,461
		84,452,832
Real estate management and development - 0.5%
Alexander & Baldwin, Inc.	25,517	875,999
Jones Lang LaSalle, Inc.	24,939	3,585,480
		4,461,479
Thrifts and mortgage finance - 0.7%
New York Community Bancorp, Inc.	246,592	4,453,452
Washington Federal, Inc.	52,185	1,187,209
		5,640,661
		213,547,925
Health care - 9.1%
Biotechnology - 0.4%
United Therapeutics Corp. (I)	25,285	3,318,403
Health care equipment and supplies - 4.1%
Align Technology, Inc. (I)	40,490	2,298,212
Halyard Health, Inc. (I)	25,840	734,890

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Hill-Rom Holdings, Inc.	31,314	$1,628,015
Hologic, Inc. (I)	136,146	5,327,393
IDEXX Laboratories, Inc. (I)	51,082	3,792,839
ResMed, Inc.	78,017	3,975,746
Sirona Dental Systems, Inc. (I)	31,013	2,894,753
STERIS Corp. (L)	33,181	2,155,770
Teleflex, Inc.	23,112	2,870,742
The Cooper Companies, Inc.	26,958	4,012,968
Thoratec Corp. (I)	30,426	1,924,749
West Pharmaceutical Services, Inc.	39,978	2,163,609
		33,779,686
Health care providers and services - 2.7%
Centene Corp. (I)	66,078	3,583,410
Community Health Systems, Inc. (I)	65,615	2,806,354
Health Net, Inc. (I)	42,902	2,583,558
LifePoint Health, Inc. (I)	24,643	1,747,189
MEDNAX, Inc. (I)	52,231	4,010,818
Molina Healthcare, Inc. (I)	22,719	1,564,203
Owens & Minor, Inc.	35,016	1,118,411
VCA, Inc. (I)	45,054	2,372,093
WellCare Health Plans, Inc. (I)	24,505	2,111,841
		21,897,877
Health care technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	104,914	1,300,934
Life sciences tools and services - 1.4%
Bio-Rad Laboratories, Inc., Class A (I)	11,473	1,540,939
Bio-Techne Corp.	20,620	1,906,525
Charles River
Laboratories International, Inc. (I)	25,976	1,649,996
Mettler-Toledo International, Inc. (I)	15,378	4,378,732
PAREXEL International Corp. (I)	30,728	1,902,678
		11,378,870
Pharmaceuticals - 0.3%
Akorn, Inc. (I)	44,473	1,267,703
Catalent, Inc. (I)	54,616	1,327,169
		2,594,872
		74,270,642
Industrials - 14.8%
Aerospace and defense - 1.6%
B/E Aerospace, Inc.	59,039	2,591,812
Esterline Technologies Corp. (I)	17,076	1,227,594
Huntington Ingalls Industries, Inc.	26,544	2,844,190
KLX, Inc. (I)	29,332	1,048,326
Orbital ATK, Inc.	32,806	2,357,767
Teledyne Technologies, Inc. (I)	19,682	1,777,285
Triumph Group, Inc.	27,414	1,153,581
		13,000,555
Airlines - 1.2%
Alaska Air Group, Inc.	70,687	5,616,082
JetBlue Airways Corp. (I)	174,783	4,504,158
		10,120,240
Building products - 1.2%
AO Smith Corp.	42,045	2,740,914
Fortune Brands Home & Security, Inc.	88,809	4,215,763
Lennox International, Inc.	22,251	2,521,706
		9,478,383
Commercial services and supplies - 1.7%
Clean Harbors, Inc. (I)	29,524	1,298,170

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Copart, Inc. (I)	60,758	$1,998,938
Deluxe Corp.	27,703	1,544,165
Herman Miller, Inc.	33,335	961,381
HNI Corp.	24,542	1,052,852
MSA Safety, Inc.	17,655	705,670
R.R. Donnelley & Sons Company	116,051	1,689,703
Rollins, Inc.	52,182	1,402,130
Waste Connections, Inc.	68,516	3,328,507
		13,981,516
Construction and engineering - 0.5%
AECOM (I)	83,938	2,309,134
Granite Construction, Inc.	21,864	648,705
KBR, Inc.	79,932	1,331,667
		4,289,506
Electrical equipment - 1.0%
Acuity Brands, Inc.	24,182	4,245,876
Hubbell, Inc., Class B	28,145	2,390,918
Regal-Beloit Corp.	24,925	1,407,016
		8,043,810
Industrial conglomerates - 0.4%
Carlisle Companies, Inc.	36,206	3,163,680
Machinery - 4.1%
AGCO Corp.	41,608	1,940,181
CLARCOR, Inc.	27,877	1,329,175
Crane Company	27,395	1,276,881
Donaldson Company, Inc. (L)	69,709	1,957,429
Graco, Inc.	32,052	2,148,446
IDEX Corp.	42,971	3,063,832
ITT Corp.	49,630	1,659,131
Kennametal, Inc.	43,957	1,094,090
Lincoln Electric Holdings, Inc.	37,790	1,981,330
Nordson Corp.	31,748	1,998,219
Oshkosh Corp.	43,389	1,576,322
Terex Corp.	60,244	1,080,777
The Timken Company	40,847	1,122,884
The Toro Company	31,398	2,214,815
Trinity Industries, Inc.	85,749	1,943,930
Valmont Industries, Inc.	12,912	1,225,220
Wabtec Corp.	53,698	4,728,109
Woodward, Inc.	31,763	1,292,754
		33,633,525
Marine - 0.2%
Kirby Corp. (I)	30,413	1,884,085
Professional services - 1.3%
CEB, Inc.	18,591	1,270,509
FTI Consulting, Inc. (I)	23,173	961,911
ManpowerGroup, Inc.	42,638	3,491,626
Towers Watson & Company, Class A	38,459	4,514,317
		10,238,363
Road and rail - 1.0%
Con-Way, Inc.	31,775	1,507,724
Genesee & Wyoming, Inc., Class A (I)	29,558	1,746,287
Landstar System, Inc.	24,188	1,535,212
Old Dominion Freight Line, Inc. (I)	38,826	2,368,386
Werner Enterprises, Inc.	24,818	622,932
		7,780,541
Trading companies and distributors - 0.6%
GATX Corp.	23,977	1,058,585
MSC Industrial Direct Company, Inc., Class A	26,887	1,640,914

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
NOW, Inc. (I)(L)	59,452	$879,890
Watsco, Inc.	14,267	1,690,354
		5,269,743
		120,883,947
Information technology - 16.0%
Communications equipment - 1.0%
ARRIS Group, Inc. (I)	74,871	1,944,400
Ciena Corp. (I)	66,585	1,379,641
InterDigital, Inc.	20,021	1,013,063
NetScout Systems, Inc. (I)	55,936	1,978,456
Plantronics, Inc.	19,561	994,677
Polycom, Inc. (I)	74,038	775,918
		8,086,155
Electronic equipment, instruments and components - 3.5%
Arrow Electronics, Inc. (I)	52,423	2,897,943
Avnet, Inc.	74,651	3,186,105
Belden, Inc.	23,709	1,106,973
Cognex Corp.	48,456	1,665,433
FEI Company	23,119	1,688,612
Ingram Micro, Inc., Class A	86,452	2,354,952
IPG Photonics Corp. (I)	20,195	1,534,214
Jabil Circuit, Inc.	107,693	2,409,092
Keysight Technologies, Inc. (I)	93,885	2,895,413
Knowles Corp. (I)(L)	49,071	904,379
National Instruments Corp.	56,529	1,570,941
Tech Data Corp. (I)	19,611	1,343,354
Trimble Navigation, Ltd. (I)	142,711	2,343,315
Vishay Intertechnology, Inc.	75,387	730,500
Zebra Technologies Corp., Class A (I)	28,912	2,213,214
		28,844,440
Internet software and services - 0.2%
Rackspace Hosting, Inc. (I)	67,176	1,657,904
IT services - 3.7%
Acxiom Corp. (I)	43,098	851,616
Broadridge Financial Solutions, Inc.	65,674	3,635,056
Convergys Corp.	54,578	1,261,298
CoreLogic, Inc. (I)	49,471	1,841,805
DST Systems, Inc.	18,709	1,967,064
Gartner, Inc. (I)	46,103	3,869,425
Global Payments, Inc.	36,155	4,148,063
Jack Henry & Associates, Inc.	44,975	3,130,710
Leidos Holdings, Inc.	35,622	1,471,545
MAXIMUS, Inc.	36,571	2,178,169
NeuStar, Inc., Class A (I)(L)	30,210	822,014
Science Applications International Corp.	23,265	935,486
VeriFone Systems, Inc. (I)	63,558	1,762,463
WEX, Inc. (I)	21,443	1,862,110
		29,736,824
Semiconductors and semiconductor equipment - 1.8%
Advanced Micro Devices, Inc. (I)(L)	349,609	601,327
Atmel Corp.	232,034	1,872,514
Cree, Inc. (I)(L)	57,358	1,389,784
Cypress Semiconductor Corp. (I)	186,141	1,585,921
Fairchild Semiconductor International, Inc. (I)	63,920	897,437
Integrated Device Technology, Inc. (I)	82,341	1,671,522
Intersil Corp., Class A	73,267	857,224
Silicon Laboratories, Inc. (I)	22,252	924,348
SunEdison, Inc. (I)	174,935	1,256,033
Synaptics, Inc. (I)	20,227	1,667,918

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Teradyne, Inc.	117,063	$2,108,305
		14,832,333
Software - 5.2%
ACI Worldwide, Inc. (I)	65,411	1,381,480
ANSYS, Inc. (I)	50,053	4,411,671
Cadence Design Systems, Inc. (I)	161,788	3,345,776
CDK Global, Inc.	88,871	4,246,256
CommVault Systems, Inc. (I)	23,399	794,630
FactSet Research Systems, Inc.	22,999	3,675,470
Fair Isaac Corp.	17,250	1,457,625
Fortinet, Inc. (I)	80,773	3,431,237
Manhattan Associates, Inc. (I)	40,762	2,539,473
Mentor Graphics Corp.	55,330	1,362,778
PTC, Inc. (I)	63,395	2,012,157
Rovi Corp. (I)	48,273	506,384
SolarWinds, Inc. (I)	37,043	1,453,567
Solera Holdings, Inc.	37,155	2,006,370
Synopsys, Inc. (I)	86,588	3,998,634
The Ultimate Software Group, Inc. (I)	15,884	2,843,395
Tyler Technologies, Inc. (I)	18,804	2,807,625
		42,274,528
Technology hardware, storage and peripherals - 0.6%
3D Systems Corp. (I)(L)	59,103	682,640
Diebold, Inc.	36,130	1,075,590
Lexmark International, Inc., Class A	34,101	988,247
NCR Corp. (I)	87,680	1,994,720
		4,741,197
		130,173,381
Materials - 6.5%
Chemicals - 3.1%
Albemarle Corp.	62,289	2,746,945
Ashland, Inc.	37,550	3,778,281
Cabot Corp.	34,942	1,102,770
Cytec Industries, Inc.	39,681	2,930,442
Minerals Technologies, Inc.	19,269	927,995
NewMarket Corp.	5,795	2,068,815
Olin Corp. (L)	42,970	722,326
PolyOne Corp.	49,230	1,444,408
RPM International, Inc.	74,067	3,102,667
Sensient Technologies Corp.	25,452	1,560,208
The Chemours Company	100,866	652,603
The Scotts Miracle-Gro Company, Class A	25,174	1,531,083
The Valspar Corp.	41,049	2,950,602
		25,519,145
Construction materials - 0.2%
Eagle Materials, Inc.	28,021	1,917,197
Containers and packaging - 1.4%
AptarGroup, Inc.	34,813	2,296,265
Bemis Company, Inc.	54,120	2,141,528
Greif, Inc., Class A	14,276	455,547
Packaging Corp. of America	54,255	3,263,981
Silgan Holdings, Inc.	22,461	1,168,870
Sonoco Products Company	56,112	2,117,667
		11,443,858
Metals and mining - 1.5%
Allegheny Technologies, Inc.	60,645	859,946
Carpenter Technology Corp.	27,509	818,943
Commercial Metals Company	64,302	871,292
Compass Minerals International, Inc.	18,667	1,462,933

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Reliance Steel & Aluminum Company	40,788	$2,202,960
Royal Gold, Inc.	36,212	1,701,240
Steel Dynamics, Inc.	134,516	2,310,985
United States Steel Corp. (L)	80,882	842,790
Worthington Industries, Inc.	26,122	691,711
		11,762,800
Paper and forest products - 0.3%
Domtar Corp.	34,882	1,247,032
Louisiana-Pacific Corp. (I)	79,051	1,125,686
		2,372,718
		53,015,718
Telecommunication services - 0.1%
Wireless telecommunication services - 0.1%
Telephone & Data Systems, Inc.	52,345	1,306,531
Utilities - 4.9%
Electric utilities - 1.8%
Cleco Corp.	33,579	1,787,746
Great Plains Energy, Inc.	85,669	2,314,776
Hawaiian Electric Industries, Inc.	59,633	1,710,871
IDACORP, Inc.	27,967	1,809,745
OGE Energy Corp.	110,760	3,030,394
PNM Resources, Inc.	44,230	1,240,652
Westar Energy, Inc.	78,456	3,015,849
		14,910,033
Gas utilities - 1.7%
Atmos Energy Corp.	56,327	3,277,105
National Fuel Gas Company	46,893	2,343,712
ONE Gas, Inc.	28,963	1,312,893
Questar Corp.	97,405	1,890,631
UGI Corp.	95,945	3,340,805
WGL Holdings, Inc.	27,609	1,592,211
		13,757,357
Independent power and renewable electricity producers - 0.1%
Talen Energy Corp. (I)	35,699	360,560
Multi-utilities - 1.0%
Alliant Energy Corp.	62,908	3,679,489
Black Hills Corp.	24,787	1,024,695
MDU Resources Group, Inc.	108,457	1,865,460
Vectren Corp.	45,863	1,926,705
		8,496,349
Water utilities - 0.3%
Aqua America, Inc.	98,190	2,599,089
		40,123,388
TOTAL COMMON STOCKS (Cost $605,059,134)		$807,891,142

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	137,366	1,236
TOTAL RIGHTS (Cost $8,929)		$1,236

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	2,148,761	21,498,999
TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,498,624)		$21,498,999

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.9%
Repurchase agreement - 0.9%
Repurchase Agreement with State Street Corp.
dated 09/30/2015 at 0.000% to be
repurchased at $7,342,000 on 10/01/2015,
collateralized by $7,320,000 U.S. Treasury
Notes, 2.250% due 11/15/2024 (valued at
$7,494,216, including interest)	$7,342,000	$7,342,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,342,000)		$7,342,000
Total Investments (Mid Cap Index Trust)
(Cost $633,908,687) - 102.6%		$836,733,377
Other assets and liabilities, net - (2.6%)		(21,564,334)
TOTAL NET ASSETS - 100.0%		$815,169,043

Mid Cap Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 86.7%
Consumer discretionary - 19.0%
Automobiles - 1.1%
Tesla Motors, Inc. (I)(L)	34,150	$8,482,860
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	28,542	1,199,335
Hotels, restaurants and leisure - 9.2%
Chipotle Mexican Grill, Inc. (I)	25,666	18,485,937
Diamond Resorts International, Inc. (I)	509,983	11,928,502
Hilton Worldwide Holdings, Inc.	338,952	7,775,559
Jack in the Box, Inc.	105,314	8,113,391
Panera Bread Company, Class A (I)	66,637	12,888,262
Wyndham Worldwide Corp.	129,244	9,292,644
		68,484,295
Household durables - 1.9%
Harman International Industries, Inc.	103,517	9,936,597
Whirlpool Corp.	27,493	4,048,619
		13,985,216
Media - 1.7%
IMAX Corp. (I)	368,639	12,456,312
Specialty retail - 1.2%
Advance Auto Parts, Inc.	44,234	8,383,670
Jand, Inc., Class A (I)(R)	25,303	290,613
		8,674,283
Textiles, apparel and luxury goods - 3.7%
Burberry Group PLC	378,608	7,848,029
Kate Spade & Company (I)	401,532	7,673,277
Samsonite International SA	3,746,680	12,243,686
		27,764,992
		141,047,293
Consumer staples - 4.0%
Beverages - 2.3%
Monster Beverage Corp. (I)	129,245	17,466,169
Food products - 1.7%
Nomad Foods, Ltd. (I)	799,118	12,587,656
		30,053,825

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy - 2.6%
Energy equipment and services - 0.0%
Nuverra Environmental Solutions, Inc. (I)	2,891	$3,932
Oil, gas and consumable fuels - 2.6%
Concho Resources, Inc. (I)	40,330	3,964,439
Diamondback Energy, Inc. (I)	71,188	4,598,745
Energen Corp.	96,391	4,806,055
Pioneer Natural Resources Company	50,600	6,154,984
		19,524,223
		19,528,155
Financials - 7.1%
Capital markets - 2.7%
Julius Baer Group, Ltd. (I)	151,432	6,876,827
Northern Trust Corp.	190,411	12,978,414
		19,855,241
Consumer finance - 1.1%
LendingClub Corp. (I)(L)	633,405	8,379,948
Diversified financial services - 0.5%
Double Eagle Acquisition Corp. (I)	390,144	3,956,060
Real estate investment trusts - 1.4%
Equinix, Inc.	37,079	10,137,399
Real estate management and development - 1.4%
CBRE Group, Inc., Class A (I)	316,124	10,115,968
WeWork Companies, Inc., Class A (I)(R)	18,198	545,576
		10,661,544
		52,990,192
Health care - 23.1%
Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (I)	34,386	2,763,259
Incyte Corp. (I)	49,265	5,435,407
Isis Pharmaceuticals, Inc. (I)	62,859	2,540,761
Regeneron Pharmaceuticals, Inc. (I)	14,945	6,951,517
		17,690,944
Health care equipment and supplies - 9.1%
Becton, Dickinson and Company	100,285	13,303,808
Boston Scientific Corp. (I)	714,070	11,717,889
ConforMIS, Inc. (I)	101,791	1,798,800
DexCom, Inc. (I)	77,369	6,642,902
HeartWare International, Inc. (I)(L)	122,999	6,434,078
Hologic, Inc. (I)	224,688	8,792,041
Insulet Corp. (I)	325,489	8,433,420
Intuitive Surgical, Inc. (I)	22,814	10,484,858
		67,607,796
Health care providers and services - 0.2%
Envision Healthcare Holdings, Inc. (I)	43,588	1,603,603
Health care technology - 5.0%
athenahealth, Inc. (I)(L)	66,829	8,911,647
Cerner Corp. (I)	269,800	16,177,208
Veeva Systems, Inc., Class A (I)(L)	527,388	12,346,153
		37,435,008
Life sciences tools and services - 0.9%
Illumina, Inc. (I)	36,696	6,451,891
Pharmaceuticals - 5.5%
Allergan PLC (I)	46,026	12,510,327
Eisai Company, Ltd.	134,200	7,918,007
Mylan NV (I)	290,343	11,689,209

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Ono Pharmaceutical Company, Ltd.	72,570	$8,604,290
		40,721,833
		171,511,075
Industrials - 12.8%
Aerospace and defense - 1.9%
DigitalGlobe, Inc. (I)	364,101	6,925,201
Textron, Inc.	195,896	7,373,525
		14,298,726
Building products - 1.6%
Fortune Brands Home & Security, Inc.	256,198	12,161,719
Commercial services and supplies - 1.3%
Stericycle, Inc. (I)	70,632	9,839,744
Electrical equipment - 2.1%
Acuity Brands, Inc.	27,108	4,759,623
AMETEK, Inc.	198,426	10,381,648
		15,141,271
Machinery - 0.8%
The Middleby Corp. (I)	57,758	6,075,564
Professional services - 1.3%
Nielsen Holdings PLC	209,082	9,297,877
Road and rail - 2.5%
Kansas City Southern	92,658	8,420,759
Landstar System, Inc.	164,057	10,412,698
		18,833,457
Trading companies and distributors - 1.3%
AerCap Holdings NV (I)	184,297	7,047,517
HD Supply Holdings, Inc. (I)	98,731	2,825,681
		9,873,198
		95,521,556
Information technology - 16.1%
Communications equipment - 1.0%
Arista Networks, Inc. (I)(L)	121,742	7,449,393
Electronic equipment, instruments and components - 1.8%
CDW Corp.	319,792	13,066,701
Internet software and services - 5.0%
Akamai Technologies, Inc. (I)	154,799	10,690,419
Apigee Corp. (I)	146,412	1,531,285
CoStar Group, Inc. (I)	83,401	14,433,377
Zillow Group, Inc., Class A (I)(L)	126,571	3,636,385
Zillow Group, Inc., Class C (I)(L)	253,142	6,834,834
		37,126,300
Semiconductors and semiconductor equipment - 1.5%
First Solar, Inc. (I)	78,768	3,367,332
NXP Semiconductors NV (I)	93,130	8,108,829
		11,476,161
Software - 6.8%
DraftKings, Inc. (I)(R)	541,740	3,868,024
Guidewire Software, Inc. (I)	109,940	5,780,645
Mobileye NV (I)(L)	106,234	4,831,522
ServiceNow, Inc. (I)	131,452	9,129,341
SS&C Technologies Holdings, Inc.	137,182	9,608,227
Tyler Technologies, Inc. (I)	43,134	6,440,338
Workday, Inc., Class A (I)	158,125	10,888,488
		50,546,585
		119,665,140

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials - 0.9%
Chemicals - 0.9%
Platform Specialty Products Corp. (I)	512,086	$6,477,888
Platform Specialty Products Corp. (I)	25,151	318,160
		6,796,048
		6,796,048
Telecommunication services - 1.1%
Wireless telecommunication services - 1.1%
SBA Communications Corp., Class A (I)	76,741	8,037,852
TOTAL COMMON STOCKS (Cost $636,776,818)		$645,151,136

PREFERRED SECURITIES - 9.4%
Consumer discretionary - 0.5%
Diversified consumer services - 0.4%
The Honest Company, Inc. (I)(R)	66,598	2,798,448
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	56,502	648,942
		3,447,390
Financials - 1.4%
Capital markets - 0.5%
Forward Venture (I)(R)	103,425	4,172,165
Real estate management and development - 0.9%
Redfin Corp. (I)(R)	553,613	1,825,650
WeWork Companies, Inc., Series D1 (I)(R)	90,446	2,711,571
WeWork Companies, Inc., Series D2 (I)(R)	71,065	2,130,529
		6,667,750
		10,839,915
Industrials - 0.5%
Electrical equipment - 0.5%
Lithium Technology Corp. (I)(R)	844,439	4,188,417
Information technology - 7.0%
Electronic equipment, instruments and components - 0.5%
Veracode, Inc. (I)(R)	136,934	3,898,511
Internet software and services - 4.0%
DocuSign, Inc., Series B (I)(R)	6,185	118,091
DocuSign, Inc., Series B1 (I)(R)	1,853	35,380
DocuSign, Inc., Series D (I)(R)	4,445	84,869
DocuSign, Inc., Series E (I)(R)	114,951	2,194,771
DocuSign, Inc., Series F (I)(R)	15,288	291,895
Lookout, Inc., Series F (I)(R)	185,829	1,620,429
One Kings Lane, Inc. (I)(R)	302,694	4,255,878
Uber Technologies, Inc. (I)(R)	584,504	21,223,339
		29,824,652
Software - 2.0%
Birst, Inc.,Series F (I)(R)	328,201	1,916,989
Essence Group Holdings Corp. (I)(R)	1,459,559	2,802,353
MarkLogic Corp., Series F (I)(R)	222,196	2,580,629
Nutanix, Inc. (I)(R)	148,220	2,785,054
Pinterest, Inc., Series G (I)(R)	58,418	2,096,941
Zuora, Inc., Series F (I)(R)	715,736	2,719,296
		14,901,262
Technology hardware, storage and peripherals - 0.5%
Pure Storage, Inc., Series F (I)(R)	211,388	3,234,236
		51,858,661
TOTAL PREFERRED SECURITIES (Cost $51,584,029)		$70,334,383

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 6.4%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	4,725,924	$47,284,286
TOTAL SECURITIES LENDING
COLLATERAL (Cost $47,283,379)		$47,284,286

SHORT-TERM INVESTMENTS - 3.0%
Repurchase agreement - 3.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2015 at 0.120% to
be repurchased at $22,700,076 on
10/01/2015, collateralized by $23,094,000
U.S. Treasury Notes, 1.000% due
09/15/2018 (valued at $23,154,046,
including interest)	$22,700,000	$22,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,700,000)		$22,700,000
Total Investments (Mid Cap Stock Trust)
(Cost $758,344,226) - 105.5%		$785,469,805
Other assets and liabilities, net - (5.5%)		(41,092,660)
TOTAL NET ASSETS - 100.0%		$744,377,145

Mid Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.2%
Consumer discretionary - 11.1%
Auto components - 0.2%
Visteon Corp. (I)	13,700	$1,386,988
Diversified consumer services - 0.8%
Strayer Education, Inc. (I)	110,405	6,068,963
Leisure products - 1.5%
Mattel, Inc.	470,200	9,902,412
Sankyo Company, Ltd.	30,500	1,085,071
		10,987,483
Media - 5.9%
Cablevision Systems Corp., Class A	290,800	9,442,276
DreamWorks Animation
SKG, Inc., Class A (I)(L)	28,900	504,305
News Corp., Class A	850,500	10,733,310
Scholastic Corp.	114,524	4,461,855
Tribune Media Company, Class A	270,300	9,622,680
Viacom, Inc., Class B	216,900	9,359,235
		44,123,661
Multiline retail - 1.5%
Kohl’s Corp.	246,900	11,433,939
Specialty retail - 0.4%
Abercrombie & Fitch Company, Class A (L)	114,200	2,419,898
The Gap, Inc.	8,900	253,650
		2,673,548
Textiles, apparel and luxury goods - 0.8%
Coach, Inc.	207,300	5,997,189
		82,671,771
Consumer staples - 9.6%
Beverages - 0.6%
Carlsberg A/S, Class B	60,206	4,626,315

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing - 2.6%
Sysco Corp.	505,100	$19,683,747
Food products - 5.9%
Archer-Daniels-Midland Company	68,400	2,835,180
Bunge, Ltd.	239,300	17,540,690
Dean Foods Company	58,300	963,116
Flowers Foods, Inc.	96,600	2,389,884
Kellogg Company	184,900	12,305,095
McCormick & Company, Inc.	62,100	5,103,378
Tootsie Roll Industries, Inc. (L)	79,048	2,473,412
		43,610,755
Household products - 0.3%
The Clorox Company	19,700	2,275,941
Personal products - 0.2%
Avon Products, Inc. (L)	529,200	1,719,900
		71,916,658
Energy - 5.4%
Energy equipment and services - 0.5%
SEACOR Holdings, Inc. (I)	54,600	3,265,626
Oil, gas and consumable fuels - 4.9%
Cameco Corp. (L)	495,100	6,025,367
Canadian Natural Resources, Ltd.	451,400	8,779,730
Canadian Oil Sands, Ltd.	438,700	2,074,333
CONSOL Energy, Inc. (L)	244,547	2,396,561
Hess Corp.	143,600	7,188,616
Murphy Oil Corp.	424,300	10,268,060
		36,732,667
		39,998,293
Financials - 28.0%
Banks - 4.6%
CIT Group, Inc.	2,300	92,069
Commerce Bancshares, Inc.	37,410	1,704,400
First Horizon National Corp.	832,149	11,799,873
First Niagara Financial Group, Inc.	981,400	10,020,094
Popular, Inc.	91,200	2,756,976
SunTrust Banks, Inc.	89,200	3,411,008
Westamerica Bancorp. (L)	107,000	4,755,080
		34,539,500
Capital markets - 5.2%
E*TRADE Financial Corp. (I)	493,944	13,005,546
Lazard, Ltd., Class A	43,200	1,870,560
Northern Trust Corp.	265,700	18,110,112
Waddell & Reed Financial, Inc., Class A	168,100	5,844,837
		38,831,055
Consumer finance - 1.4%
Ally Financial, Inc. (I)	518,760	10,572,329
Diversified financial services - 0.3%
Groupe Bruxelles Lambert SA	30,049	2,267,618
Insurance - 10.6%
CNA Financial Corp.	250,800	8,760,444
First American Financial Corp.	239,800	9,368,986
FNF Group	233,416	8,279,266
Kemper Corp.	176,054	6,227,030
Loews Corp.	249,300	9,009,702
Marsh & McLennan Companies, Inc.	290,100	15,149,022
The Progressive Corp.	287,500	8,809,000
White Mountains Insurance Group, Ltd.	18,100	13,526,130
		79,129,580

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts - 4.5%
AvalonBay Communities, Inc.	12,400	$2,167,768
Rayonier, Inc.	453,300	10,004,331
The Macerich Company	122,000	9,372,040
Washington Real Estate Investment Trust	190,000	4,736,700
Weyerhaeuser Company	156,836	4,287,896
WP GLIMCHER, Inc.	249,300	2,906,838
		33,475,573
Real estate management and development - 0.0%
The St. Joe Company (I)	7,100	135,823
Thrifts and mortgage finance - 1.4%
Capitol Federal Financial, Inc.	451,398	5,470,944
PHH Corp. (I)	325,000	4,589,000
		10,059,944
		209,011,422
Health care - 8.0%
Biotechnology - 0.9%
Baxalta, Inc.	59,100	1,862,241
Seattle Genetics, Inc. (I)	121,800	4,696,608
		6,558,849
Health care equipment and supplies - 3.0%
Haemonetics Corp. (I)	101,500	3,280,480
Hologic, Inc. (I)	474,600	18,571,095
Thoratec Corp. (I)	13,300	841,358
		22,692,933
Health care providers and services - 3.3%
HealthSouth Corp.	140,070	5,374,486
Quest Diagnostics, Inc.	157,800	9,699,966
Select Medical Holdings Corp.	626,588	6,760,885
Tenet Healthcare Corp. (I)	78,200	2,887,144
		24,722,481
Pharmaceuticals - 0.8%
Zoetis, Inc.	135,900	5,596,362
		59,570,625
Industrials - 9.6%
Aerospace and defense - 2.1%
Bombardier, Inc., Class B	2,106,069	2,635,545
Textron, Inc.	344,500	12,966,980
		15,602,525
Air freight and logistics - 2.7%
C.H. Robinson Worldwide, Inc.	214,200	14,518,476
Expeditors International of Washington, Inc.	123,700	5,820,085
		20,338,561
Commercial services and supplies - 1.7%
Cintas Corp.	147,100	12,613,825
Construction and engineering - 1.2%
KBR, Inc.	547,600	9,123,016
Machinery - 1.1%
AGCO Corp.	51,800	2,415,434
SPX FLOW, Inc. (I)	18,700	643,841
Xylem, Inc.	153,000	5,026,050
		8,085,325
Professional services - 0.5%
ManpowerGroup, Inc.	49,000	4,012,610

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors - 0.3%
Fastenal Company	57,200	$2,094,092
		71,869,954
Information technology - 3.7%
Communications equipment - 0.4%
ADTRAN, Inc.	207,400	3,028,040
Electronic equipment, instruments and components - 0.5%
AVX Corp.	275,200	3,602,368
IT services - 0.3%
The Western Union Company	110,900	2,036,124
Semiconductors and semiconductor equipment - 2.5%
Altera Corp.	73,600	3,685,888
Applied Materials, Inc.	609,400	8,952,086
Broadcom Corp., Class A	53,900	2,772,077
Marvell Technology Group, Ltd.	411,500	3,724,075
		19,134,126
		27,800,658
Materials - 8.1%
Chemicals - 0.9%
The Scotts Miracle-Gro Company, Class A	110,500	6,720,610
Construction materials - 2.2%
Vulcan Materials Company	184,507	16,458,024
Containers and packaging - 0.9%
Packaging Corp. of America	72,400	4,355,584
WestRock Company	41,034	2,110,789
		6,466,373
Metals and mining - 3.2%
Compania de Minas Buenaventura SA, ADR	152,800	910,688
Franco-Nevada Corp.	260,600	11,484,366
Lonmin PLC (I)(L)	229,089	56,454
Newmont Mining Corp.	532,400	8,555,668
Nucor Corp.	80,200	3,011,510
		24,018,686
Paper and forest products - 0.9%
Louisiana-Pacific Corp. (I)	493,500	7,027,440
		60,691,133
Telecommunication services - 0.6%
Wireless telecommunication services - 0.6%
Telephone & Data Systems, Inc.	190,036	4,743,299
Utilities - 7.1%
Electric utilities - 4.5%
American Electric Power Company, Inc.	149,200	8,483,512
Entergy Corp.	70,900	4,615,590
FirstEnergy Corp.	655,451	20,522,171
		33,621,273
Independent power and renewable electricity producers - 1.0%
AES Corp.	695,700	6,810,903
NRG Energy, Inc.	59,605	885,134
		7,696,037
Multi-utilities - 1.6%
CenterPoint Energy, Inc.	404,600	7,298,984
NiSource, Inc.	255,700	4,743,235
		12,042,219
		53,359,529
TOTAL COMMON STOCKS (Cost $652,475,303)		$681,633,342

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	1,417,759	$14,185,107
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,184,988)		$14,185,107

SHORT-TERM INVESTMENTS - 9.1%
Money market funds - 9.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,389,558	1,389,558
T. Rowe Price Reserve Investment
Fund, 0.1013% (Y)	66,464,147	66,464,147
TOTAL SHORT-TERM INVESTMENTS (Cost $67,853,705)		$67,853,705
Total Investments (Mid Value Trust)
(Cost $734,513,996) - 102.2%		$763,672,154
Other assets and liabilities, net - (2.2%)		(16,425,236)
TOTAL NET ASSETS - 100.0%		$747,246,918

Money Market Trust

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER - 77.3%
Air Liquide US LLC
0.150%, 10/02/2015 *	$15,000,000	$14,999,938
0.180%, 10/22/2015 *	40,000,000	39,995,800
0.190%, 11/25/2015 *	3,500,000	3,498,984
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.160%, 10/02/2015 *	55,000,000	54,999,756
0.190%, 10/21/2015 *	24,000,000	23,997,467
0.190%, 10/23/2015 *	21,000,000	20,997,562
BMW US Capital LLC
0.150%, 10/01/2015*	5,960,000	5,960,000
0.150%, 10/02/2015 *	30,000,000	29,999,875
0.150%, 10/28/2015 *	5,000,000	4,999,438
0.160%, 10/08/2015 *	25,000,000	24,999,222
BNP Paribas SA
0.150%,10/01/2015*	95,000,000	95,000,000
Caisse Centrale Desjardins
0.140%, 10/02/2015 *	55,000,000	54,999,786
0.180%, 10/29/2015 *	15,000,000	14,997,900
0.200%, 11/06/2015 *	25,000,000	24,995,000
Cargill, Inc.
0.090%, 10/06/2015 *	21,000,000	20,999,738
0.090%, 10/13/2015 *	23,465,000	23,464,296
Emerson Electric Company
0.120%, 10/07/2015*	38,000,000	37,999,240
Exxon Mobil Corp.
0.100%, 10/13/2015*	100,000,000	99,996,664
Google, Inc.
0.140%, 10/08/2015*	50,000,000	49,998,639
Illinois Tool Works, Inc.
0.100%, 10/05/2015 *	60,000,000	59,999,333
0.130%, 10/01/2015*	25,000,000	25,000,000
MetLife Short Term Funding LLC
0.160%, 11/03/2015 *	33,500,000	33,495,087
0.160%, 11/04/2015 *	10,000,000	9,998,489
0.160%, 11/06/2015 *	53,500,000	53,491,440
National Rural Utilities
Cooperative Finance Corp.
0.130%, 10/22/2015 *	6,235,000	6,234,527

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER (continued)
National Rural Utilities Cooperative
Finance Corp. (continued)
0.140%, 10/14/2015 *	$20,000,000	$19,998,989
0.140%, 10/15/2015 *	33,000,000	32,998,203
Nestle Capital Corp.
0.125%, 10/01/2015*	45,310,000	45,310,000
Novartis Finance Corp.
0.110%, 10/26/2015*	35,000,000	34,997,326
Parker-Hannifin Corp.
0.100%, 10/09/2015*	23,800,000	23,799,471
PepsiCo, Inc.
0.120%, 10/22/2015 *	60,000,000	59,995,800
0.120%, 10/23/2015 *	40,000,000	39,997,067
Pfizer, Inc.
0.150%, 11/16/2015*	75,000,000	74,985,625
Piedmont Natural Gas Company, Inc.
0.140%, 10/01/2015*	25,000,000	25,000,000
0.150%, 10/05/2015 *	35,000,000	34,999,417
Province of Ontario, Canada
0.150%, 10/23/2015*	25,000,000	24,997,708
Province of Quebec, Canada
0.160%, 10/16/2015 *	50,000,000	49,996,667
0.160%, 10/19/2015 *	45,975,000	45,971,322
0.160%, 10/20/2015 *	3,030,000	3,029,744
The Coca-Cola Company
0.120%, 10/26/2015*	25,000,000	24,997,917
The Estee Lauder Companies, Inc.
0.100%, 10/30/2015 *	3,850,000	3,849,690
0.130%, 10/23/2015 *	22,000,000	21,998,252
Toronto-Dominion Holdings USA, Inc.
0.140%, 11/02/2015 *	60,530,000	60,522,467
0.160%, 10/29/2015 *	39,860,000	39,855,040
Wal-Mart Stores, Inc.
0.140%, 10/29/2015 *	17,190,000	17,188,128
0.140%, 10/30/2015 *	80,000,000	79,990,978
TOTAL COMMERCIAL PAPER (Cost $1,599,597,992)		$1,599,597,992

CORPORATE INTEREST-BEARING OBLIGATIONS - 3.0%
Commonwealth Bank of Australia
0.279%, 12/02/2015 (P)(S)*	26,000,000	26,000,000
Wells Fargo & Company
0.494%, 10/28/2015 (P)*	35,000,000	35,003,150
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $61,003,150)		$61,003,150

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 2.8%
U.S. Government - 2.8%
U.S. Treasury Bill 0.070%, 11/05/2015 *	25,000,000	24,998,299
U.S. Treasury Note 4.500%, 11/15/2015 *	33,750,000	33,931,211
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $58,929,510)		$58,929,510

CERTIFICATE OF DEPOSIT - 17.2%
Bank of Montreal
0.080%, 10/01/2015*	100,000,000	100,000,000
Bank of Nova Scotia
0.354%, 02/25/2016 (P)*	30,000,000	30,000,000
Canadian Imperial Bank of Commerce
0.120%, 10/29/2015 *	60,000,000	60,000,000
0.349%, 01/08/2016 (P)*	41,500,000	41,500,000
National Bank of Canada
0.314%, 12/29/2015 (P)*	30,000,000	30,000,000

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CERTIFICATE OF DEPOSIT (continued)
Sumitomo Mitsui Banking Corp.
0.190%, 10/01/2015*	$35,000,000	$35,000,000
0.210%, 11/02/2015 *	60,000,000	60,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $356,500,000)		$356,500,000
Total Investments (Money Market Trust)
(Cost $2,076,030,652) - 100.3%		$2,076,030,652
Other assets and liabilities, net - (0.3%)		(5,419,213)
TOTAL NET ASSETS - 100.0%		$2,070,611,439

Money Market Trust B

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER - 83.5%
Air Liquide US LLC 0.200%, 10/01/2015 *	$20,000,000	20,000,000
Apple, Inc. 0.120%, 11/03/2015 *	10,679,000	10,677,825
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.130%, 10/01/2015*	7,000,000	7,000,000
0.190%, 10/01/2015*	12,000,000	12,000,000
0.190%, 10/02/2015 *	2,880,000	2,879,985
BMW US Capital LLC
0.130%, 10/26/2015 *	9,000,000	8,999,188
0.160%, 10/08/2015 *	5,000,000	4,999,844
BNP Paribas SA 0.150%, 10/01/2015 *	18,000,000	18,000,000
CAFCO LLC 0.150%, 11/02/2015 *	18,000,000	17,997,600
Caisse Centrale Desjardins
0.140%, 10/02/2015 *	18,000,000	17,999,930
0.200%, 11/06/2015 *	4,000,000	3,999,200
Cargill, Inc. 0.090%, 10/02/2015 *	10,000,000	9,999,975
Chevron Corp. 0.150%, 10/06/2015 *	5,298,000	5,297,890
Electricite de France SA 0.150%, 10/19/2015 *	10,000,000	9,999,250
Emerson Electric Company 0.130%,
10/02/2015*	9,490,000	9,489,966
Henkel of America, Inc. 0.170%, 10/08/2015 *	10,000,000	9,999,669
Illinois Tool Works, Inc.
0.100%, 10/02/2015 *	4,830,000	4,829,987
0.100%, 10/05/2015 *	5,300,000	5,299,941
L’Oreal USA, Inc.
0.100%, 10/16/2015 *	280,000	279,988
0.120%, 10/22/2015 *	11,800,000	11,799,174
MetLife Short Term Funding LLC 0.150%,
10/26/2015*	6,330,000	6,329,341
National Rural Utilities
Cooperative Finance Corp.
0.140%, 10/20/2015 *	13,000,000	12,999,039
0.150%, 10/01/2015*	2,000,000	2,000,000
Novartis Finance Corp.
0.130%, 10/23/2015 *	9,695,000	9,694,230
0.170%, 10/05/2015 *	4,940,000	4,939,907
Old Line Funding LLC 0.150%, 10/02/2015 *	6,450,000	6,449,973
Parker-Hannifin Corp. 0.100%, 10/09/2015 *	10,000,000	9,999,778
PepsiCo, Inc. 0.120%, 10/22/2015 *	20,000,000	19,998,600
Piedmont Natural Gas Company, Inc. 0.140%,
10/01/2015*	10,000,000	10,000,000
Province of Quebec, Canada
0.010%, 10/16/2015*	3,640,000	3,639,757
0.160%, 10/16/2015 *	18,000,000	17,998,800
Scotiabanc, Inc. 0.150%, 10/02/2015 *	6,500,000	6,499,973
Sumitomo Mitsui Banking Corp. 0.160%,
11/02/2015*	4,500,000	4,499,360

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER (continued)
The Coca-Cola Company 0.120%,
10/26/2015*	$15,760,000	$15,758,686
The Estee Lauder Companies, Inc.
0.100%, 10/30/2015 *	3,500,000	3,499,718
0.140%, 10/23/2015 *	5,000,000	4,999,572
Thunder Bay Funding LLC 0.110%,
10/02/2015*	15,000,000	14,999,954
Toronto-Dominion Holdings USA, Inc.
0.140%, 11/02/2015 *	5,060,000	5,059,370
0.160%, 10/29/2015 *	6,550,000	6,549,185
Wal-Mart Stores, Inc.
0.140%, 10/29/2015 *	12,767,000	12,765,610
0.150%, 11/09/2015 *	6,391,000	6,389,961
TOTAL COMMERCIAL PAPER (Cost $376,620,226)		$376,620,226

CORPORATE INTEREST-BEARING OBLIGATIONS - 2.4%
Commonwealth Bank of Australia
0.279%, 12/02/2015 (P)(S)*	4,000,000	4,000,000
Wells Fargo & Company
0.494%, 10/28/2015 (P)*	7,000,000	7,000,630
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $11,000,630)		$11,000,630

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 3.2%
U.S. Government - 3.2%
U.S. Treasury Bill 0.070%, 11/05/2015 *	8,000,000	7,999,456
U.S. Treasury Note 4.500%, 11/15/2015 *	6,250,000	6,283,558
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $14,283,014)		$14,283,014

CERTIFICATE OF DEPOSIT - 11.0%
Bank of Nova Scotia 0.354%, 02/25/2016 (P)*	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
0.120%, 10/29/2015 *	13,000,000	13,000,000
0.349%, 01/08/2016 (P)*	8,500,000	8,500,000
National Bank of Canada
0.314%, 12/29/2015 (P)*	6,000,000	6,000,000
Sumitomo Mitsui Banking Corp. 0.210%,
11/02/2015*	17,000,000	17,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $49,500,000)		$49,500,000
Total Investments (Money Market Trust B)
(Cost $451,403,870) - 100.1%		$451,403,870
Other assets and liabilities, net - (0.1%)		(458,660)
TOTAL NET ASSETS - 100.0%		$450,945,210

Mutual Shares Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 86.5%
Consumer discretionary - 9.3%
Automobiles - 1.3%
General Motors Company	221,150	$6,638,924
Diversified consumer services - 0.2%
Cengage Learning Holdings II LP (I)	38,500	1,020,239
Media - 6.4%
CBS Corp., Class B	114,847	4,582,395

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
RELX PLC	348,213	$5,972,351
Time Warner Cable, Inc.	62,470	11,205,244
Time Warner, Inc.	50,328	3,460,050
Twenty-First Century Fox, Inc., Class B	300,906	8,145,525
		33,365,565
Multiline retail - 0.9%
Macy’s, Inc.	86,010	4,414,033
Specialty retail - 0.5%
Office Depot, Inc. (I)	438,400	2,814,528
		48,253,289
Consumer staples - 11.6%
Beverages - 1.7%
Molson Coors Brewing Company, Class B	32,670	2,712,263
PepsiCo, Inc.	66,536	6,274,345
		8,986,608
Food and staples retailing - 3.3%
CVS Health Corp.	53,043	5,117,589
The Kroger Company	145,078	5,232,963
Walgreens Boots Alliance, Inc.	81,194	6,747,221
		17,097,773
Household products - 0.2%
Energizer Holdings, Inc.	24,113	933,414
Personal products - 0.5%
Avon Products, Inc. (L)	163,034	529,861
Edgewell Personal Care Company	24,113	1,967,621
		2,497,482
Tobacco - 5.9%
Altria Group, Inc.	114,091	6,206,550
British American Tobacco PLC	172,636	9,525,313
Imperial Tobacco Group PLC	132,890	6,870,247
Philip Morris International, Inc.	34,264	2,718,163
Reynolds American, Inc.	121,024	5,357,732
		30,678,005
		60,193,282
Energy - 6.1%
Energy equipment and services - 1.1%
Baker Hughes, Inc.	106,327	5,533,257
Oil, gas and consumable fuels - 5.0%
Anadarko Petroleum Corp.	31,910	1,927,045
Apache Corp.	48,769	1,909,794
BG Group PLC	293,041	4,227,375
BP PLC	558,823	2,835,115
CONSOL Energy, Inc. (L)	176,618	1,730,856
Marathon Oil Corp.	336,152	5,176,741
Murphy Oil Corp.	60,600	1,466,520
Royal Dutch Shell PLC, A Shares	226,061	5,362,124
Whiting Petroleum Corp. (I)	113,715	1,736,428
		26,371,998
		31,905,255
Financials - 22.3%
Banks - 9.7%
Barclays PLC	1,380,860	5,110,267
CIT Group, Inc.	125,665	5,030,370
Citigroup, Inc.	116,725	5,790,727
Citizens Financial Group, Inc.	194,233	4,634,399
Columbia Banking System, Inc.	21,477	670,297

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
FCB Financial Holdings, Inc., Class A (I)	60,504	$1,973,640
Guaranty Bancorp	4,385	72,221
JPMorgan Chase & Co.	125,530	7,653,564
SunTrust Banks, Inc.	108,510	4,149,422
The PNC Financial Services Group, Inc.	121,134	10,805,153
Wells Fargo & Company	91,640	4,705,714
		50,595,774
Consumer finance - 0.5%
Ally Financial, Inc. (I)	122,150	2,489,417
Insurance - 11.2%
ACE, Ltd.	77,022	7,964,075
Alleghany Corp. (I)	13,144	6,152,838
American International Group, Inc.	178,895	10,164,814
MetLife, Inc.	122,610	5,781,062
The Allstate Corp.	87,636	5,103,921
White Mountains Insurance Group, Ltd.	20,381	15,230,721
XL Group PLC	216,370	7,858,558
		58,255,989
Real estate investment trusts - 0.8%
Alexander’s, Inc.	11,422	4,271,828
Real estate management and development - 0.1%
Forestar Group, Inc. (I)	39,987	525,829
		116,138,837
Health care - 12.0%
Health care equipment and supplies - 4.0%
Medtronic PLC	209,769	14,041,937
Stryker Corp.	72,572	6,829,025
		20,870,962
Health care providers and services - 0.5%
Cigna Corp.	17,411	2,350,833
Pharmaceuticals - 7.5%
Eli Lilly & Company	130,046	10,883,550
Merck & Company, Inc.	269,020	13,286,898
Novartis AG, ADR	54,640	5,022,509
Teva Pharmaceutical Industries, Ltd., ADR	176,740	9,978,740
		39,171,697
		62,393,492
Industrials - 4.1%
Aerospace and defense - 1.5%
B/E Aerospace, Inc.	52,990	2,326,261
Huntington Ingalls Industries, Inc.	39,531	4,235,747
KLX, Inc. (I)	26,495	946,931
		7,508,939
Machinery - 1.6%
Caterpillar, Inc.	67,223	4,393,695
CNH Industrial NV	349,862	2,278,218
Federal Signal Corp.	120,224	1,648,271
		8,320,184
Marine - 1.0%
A.P. Moeller - Maersk A/S, Series B	3,485	5,372,065
		21,201,188
Information technology - 14.0%
Communications equipment - 2.5%
Cisco Systems, Inc.	280,000	7,350,000
Nokia OYJ	456,423	3,120,927

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Nokia OYJ, ADR (L)	400,898	$2,718,088
		13,189,015
IT services - 1.0%
Xerox Corp.	546,804	5,320,403
Semiconductors and semiconductor equipment - 0.6%
Altera Corp.	58,720	2,940,698
Software - 5.2%
CA, Inc.	198,661	5,423,445
Microsoft Corp.	331,968	14,692,904
Symantec Corp.	361,620	7,040,741
		27,157,090
Technology hardware, storage and peripherals - 4.7%
Apple, Inc.	84,320	9,300,496
EMC Corp.	229,300	5,539,888
Hewlett-Packard Company	178,343	4,567,364
Samsung Electronics Company, Ltd.	5,328	5,111,966
		24,519,714
		73,126,920
Materials - 3.6%
Construction materials - 0.7%
Holcim, Ltd. (I)	69,951	3,666,832
Containers and packaging - 0.9%
WestRock Company	93,299	4,799,301
Metals and mining - 0.9%
Freeport-McMoRan, Inc.	224,236	2,172,847
ThyssenKrupp AG	147,262	2,587,681
		4,760,528
Paper and forest products - 1.1%
International Paper Company	142,534	5,386,360
		18,613,021
Telecommunication services - 3.1%
Diversified telecommunication services - 1.9%
AT&T, Inc.	181,359	5,908,676
Koninklijke KPN NV	1,069,040	4,009,337
		9,918,013
Wireless telecommunication services - 1.2%
Vodafone Group PLC	2,042,866	6,443,368
		16,361,381
Utilities - 0.4%
Independent power and renewable electricity producers - 0.4%
NRG Energy, Inc.	157,694	2,341,756
TOTAL COMMON STOCKS (Cost $395,435,650)		$450,528,421

CORPORATE BONDS - 2.1%
Consumer discretionary - 0.6%
iHeartCommunications, Inc.
9.000%, 12/15/2019	$3,977,000	$3,400,335
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0
		3,400,335
Energy - 0.4%
NGPL PipeCo LLC
9.625%, 06/01/2019 (S)	1,911,000	1,815,450

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Samson Investment Company
9.750%, 02/15/2020 (H)	$2,048,000	$30,720
		1,846,170
Information technology - 0.7%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,707,000	1,352,798
10.500%, 03/01/2021 (S)	5,580,000	2,566,800
		3,919,598
Materials - 0.1%
Walter Energy, Inc.
9.500%, 10/15/2019 (H)(S)	792,000	279,180
11.000%, 04/01/2020 (H)(S)	679,800	6,798
		285,978
Utilities - 0.3%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (H)(S)	4,128,000	1,599,600
TOTAL CORPORATE BONDS (Cost $18,465,012)		$11,051,681

TERM LOANS (M) - 3.5%
Consumer discretionary - 2.3%
Caesars Entertainment
Operating Company, Inc.
03/01/2017 (H)	2,033,290	1,892,050
03/01/2017 (H)	426,320	392,481
01/28/2018 (H)	1,258,675	1,136,741
Cengage Learning Acquisitions, Inc.
7.000%, 03/31/2020	235,686	234,154
iHeartCommunications, Inc.
6.944%, 01/30/2019	4,025,467	3,328,558
7.694%, 07/30/2019	1,293,886	1,078,778
JC Penney Corp., Inc.
6.000%, 05/22/2018	1,501,188	1,491,338
Toys R Us - Delaware, Inc.
8.250%, 10/24/2019	177,696	175,771
9.750%, 04/24/2020	2,684,026	2,355,233
Toys R Us Canada, Ltd.
8.250%, 10/24/2019	143,304	141,751
		12,226,855
Energy - 0.0%
NGPL PipeCo LLC
6.750%, 09/15/2017	100,360	90,324
Information technology - 0.5%
Avaya, Inc.
4.694%, 10/26/2017	1,677,110	1,358,459
6.250%, 05/29/2020	708,888	547,616
6.500%, 03/30/2018	866,419	706,131
		2,612,206
Materials - 0.1%
Walter Energy, Inc. 04/02/2018 (H)	1,412,439	506,124
Utilities - 0.6%
Texas Competitive Electric Holdings
Company LLC 10/10/2017 (H)	7,466,240	2,874,502
TOTAL TERM LOANS (Cost $24,349,961)		$18,310,011

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS - 0.4%
Commonwealth of Puerto Rico, Series A
8.000%, 07/01/2035	$2,626,000	$1,969,421
TOTAL MUNICIPAL BONDS (Cost $2,310,726)		$1,969,421

PREFERRED SECURITIES - 0.4%
Consumer discretionary - 0.4%
Volkswagen AG	16,912	1,857,743
TOTAL PREFERRED SECURITIES (Cost $4,401,941)		$1,857,743

SECURITIES LENDING COLLATERAL - 0.5%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	278,497	$2,786,449
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,786,419)		$2,786,449

SHORT-TERM INVESTMENTS - 4.8%
U.S. Government - 4.7%
U.S. Treasury Bills
0.022%, 10/01/2015 *	$2,600,000	$2,600,000
0.075%, 11/19/2015 *	6,000,000	6,000,102
0.085%, 11/27/2015 *	2,000,000	2,000,016
0.095%, 10/08/2015 *	2,500,000	2,500,005
0.245%, 03/17/2016 *	4,500,000	4,499,159
0.255%, 03/03/2016 *	3,000,000	2,999,598
0.260%, 03/10/2016 *	4,000,000	3,999,284
		24,598,164
U.S. Government Agency - 0.1%
Federal Home Loan Bank Discount Notes,
0.010%, 10/01/2015 *	300,000	300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,886,005)		$24,898,164
Total Investments (Mutual Shares Trust)
(Cost $472,635,714) - 98.2%		$511,401,890
Other assets and liabilities, net - 1.8%		9,638,013
TOTAL NET ASSETS - 100.0%		$521,039,903

New Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 43.5%
U.S. Government - 14.3%
Treasury Inflation Protected Securities
0.250%, 01/15/2025	$1,642,388	$1,575,218
0.625%, 01/15/2024	14,385,823	14,324,194
U.S. Treasury Bonds
2.500%, 02/15/2045	4,220,000	3,887,894
3.000%, 11/15/2044 to 05/15/2045	21,695,000	22,177,304
3.125%, 02/15/2043	30,195,000	31,637,898
3.375%, 05/15/2044	9,275,000	10,184,868
5.375%, 02/15/2031	8,650,000	12,010,214
U.S. Treasury Notes
0.625%, 11/30/2017	28,580,000	28,527,899
0.875%, 02/28/2017	29,740,000	29,896,046
1.250%, 10/31/2018	20,290,000	20,464,636
1.500%, 05/31/2019	39,825,000	40,363,275

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Strips, PO
1.811%, 05/15/2021	$220,000	$200,379
		215,249,825
U.S. Government Agency - 29.2%
Federal Home Loan Mortgage Corp.
2.245%, 01/01/2036 (P)	1,002	1,065
2.250%, 04/01/2037 (P)	81,747	86,593
2.282%, 06/01/2038 (P)	36,574	39,120
2.296%, 06/01/2037 (P)	199,143	213,008
2.300%, 03/01/2036 (P)	54,320	58,102
2.339%, 01/01/2037 (P)	24,029	25,636
2.341%, 09/01/2035 (P)	18,785	19,843
2.361%, 02/01/2035 (P)	48,279	51,305
2.373%, 01/01/2036 (P)	63,592	67,990
2.375%, 09/01/2032 (P)	750	796
2.388%, 02/01/2037 (P)	80,287	85,866
2.423%, 05/01/2037 (P)	23,588	25,231
2.448%, 10/01/2036 (P)	113,779	120,688
2.474%, 07/01/2035 (P)	24,151	25,587
2.475%, 07/01/2035 (P)	13,535	14,377
2.478%, 11/01/2035 (P)	16,320	17,456
2.500%, 05/01/2028	3,627,001	3,724,193
2.598%, 02/01/2037 (P)	78,823	84,311
2.701%, 02/01/2038 (P)	66,722	71,368
2.737%, 02/01/2037 (P)	31,003	33,162
3.000%, 01/01/2043 to 06/01/2043	17,240,958	17,494,859
3.500%, 03/01/2043	6,728,720	7,023,627
4.000%, 05/01/2026 to 02/01/2041	12,338,797	13,198,478
4.500%, 11/01/2018 to 10/01/2039	8,833,390	9,588,317
5.000%, 10/01/2018 to 08/01/2040	3,517,824	3,870,402
5.500%, 03/01/2018 to 12/01/2039	282,883	309,520
5.829%, 12/01/2036 (P)	19,726	21,099
6.000%, 04/01/2017 to 08/01/2038	706,110	805,101
6.051%, 10/01/2036 (P)	34,625	37,036
6.079%, 11/01/2036 (P)	15,776	16,875
6.109%, 10/01/2036 (P)	38,832	41,421
6.421%, 08/01/2036 (P)	12,915	13,814
6.500%, 05/01/2017 to 03/01/2037	192,663	224,761
7.000%, 02/01/2024 to 06/01/2032	5,835	6,846
7.500%, 05/01/2024 to 06/01/2024	710	816
Federal National Mortgage Association
1.772%, 10/01/2033 (P)	24,966	25,845
1.861%, 12/01/2035 (P)	6,480	6,838
2.100%, 07/01/2027 (P)	273	280
2.136%, 12/01/2035 (P)	5,700	6,021
2.271%, 07/01/2035 (P)	20,056	21,146
2.291%, 07/01/2036 (P)	156,715	165,986
2.337%, 09/01/2035 (P)	81,894	86,780
2.375%, 08/01/2037 (P)	39,014	41,730
2.395%, 12/01/2035 (P)	2,533	2,709
2.399%, 05/01/2038 (P)	142,498	152,419
2.412%, 05/01/2038 (P)	62,904	67,204
2.450%, 08/01/2036 (P)	78,041	83,475
2.455%, 04/01/2038 (P)	31,679	33,884
2.459%, 05/01/2038 (P)	31,212	33,385
2.461%, 12/01/2035 (P)	11,460	12,258
2.500%, 10/01/2027 to 01/01/2043	22,936,092	23,310,728
2.602%, 08/01/2038 (P)	15,534	16,615
3.000%, 01/01/2027 to 10/01/2043	35,729,651	36,544,192
3.500%, 06/01/2042 to 05/01/2045	34,312,285	35,896,274
4.000%, TBA (C)	18,325,000	19,547,622
4.000%, 11/01/2025 to 01/01/2042	29,093,901	31,111,581

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
4.375%, 10/15/2015		$825,000	$826,283
4.500%, 05/01/2019 to 09/01/2042		24,277,609	26,385,239
5.000%, 05/01/2018 to 07/01/2045		25,089,196	27,783,047
5.500%, 11/01/2015 to 09/01/2041		12,728,531	14,323,601
5.700%, 01/01/2019 (P)		128	134
6.000%, 09/01/2017 to 09/01/2038		8,451,482	9,710,314
6.061%, 09/01/2036 (P)		4,928	5,272
6.500%, 06/01/2017 to 06/01/2039		3,136,271	3,633,581
7.000%, 12/01/2029 to 04/01/2037		15,741	18,550
10.250%, 11/15/2020		1,085	1,268
Government National
Mortgage Association
2.500%, 11/20/2042 to 07/20/2043		10,416,409	10,316,152
3.000%, 07/15/2042 to 12/20/2044		16,515,807	16,909,466
3.500%, TBA (C)		22,305,000	23,371,458
3.500%, 09/15/2041 to 08/20/2045		49,197,071	51,623,940
4.000%, TBA (C)		6,725,000	7,162,885
4.000%, 09/20/2040 to 09/20/2045		16,174,261	17,312,167
4.500%, 01/15/2019 to 09/20/2040		9,069,851	9,880,550
5.000%, 01/15/2019 to 03/20/2041		4,228,470	4,680,833
5.500%, 02/15/2029 to 06/20/2044		5,113,617	5,770,901
6.000%, 02/15/2016 to 07/20/2039		2,917,872	3,352,724
6.500%, 08/15/2016 to 09/15/2038		1,786,777	2,069,719
7.000%, 04/15/2017 to 10/20/2036		748,025	881,562
9.250%, 02/15/2017 to 12/15/2019		1,475	1,655
9.750%, 07/15/2017 to 02/15/2021		1,802	2,085
			440,609,027
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $645,974,905)			$655,858,852

FOREIGN GOVERNMENT
OBLIGATIONS - 2.0%
Bermuda - 0.3%
Government of Bermuda
4.138%, 01/03/2023 (S)		2,075,000	2,054,250
5.603%, 07/20/2020 (S)		2,190,000	2,419,950
			4,474,200
Brazil - 0.3%
Federative Republic of Brazil
6.000%, 08/15/2020 to 08/15/2050	BRL	4,751,000	3,019,267
10.000%, 01/01/2021		7,470,000	1,567,524
			4,586,791
Mexico - 0.8%
Government of Mexico
4.000%, 10/02/2023		$2,352,000	2,395,512
4.500%, 12/04/2025	MXN	22,247,710	1,487,842
6.500%, 06/10/2021		21,350,000	1,322,473
7.750%, 12/14/2017 to 11/13/2042		83,115,000	5,344,367
8.500%, 11/18/2038		16,590,000	1,163,945
			11,714,139
Morocco - 0.2%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		$2,580,000	2,605,800
Poland - 0.1%
Republic of Poland
5.750%, 10/25/2021	PLN	7,500,000	2,324,711

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Africa - 0.3%
Republic of South Africa
5.875%, 09/16/2025		$2,565,000	$2,731,725
6.750%, 03/31/2021	ZAR	31,680,000	2,150,861
			4,882,586
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $36,422,098)			$30,588,227

CORPORATE BONDS - 30.2%
Consumer discretionary - 4.8%
21st Century Fox America, Inc.
4.750%, 09/15/2044		$3,790,000	3,702,387
Altice SA
7.625%, 02/15/2025 (S)		2,175,000	1,905,844
Amazon.com, Inc.
3.800%, 12/05/2024		2,535,000	2,595,919
4.950%, 12/05/2044		5,310,000	5,427,611
CCO Holdings LLC
6.625%, 01/31/2022		1,530,000	1,541,486
CCO Safari II LLC
4.908%, 07/23/2025 (S)		3,730,000	3,713,618
6.484%, 10/23/2045 (S)		1,990,000	2,006,193
Delphi Corp.
4.150%, 03/15/2024		1,770,000	1,785,567
5.000%, 02/15/2023		1,885,000	1,950,975
DISH DBS Corp.
5.125%, 05/01/2020		835,000	774,463
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)		2,375,000	2,464,063
General Motors Company
4.000%, 04/01/2025		1,560,000	1,479,810
5.200%, 04/01/2045		1,220,000	1,145,525
6.250%, 10/02/2043		1,845,000	1,950,517
General Motors Financial Company, Inc.
6.750%, 06/01/2018		2,285,000	2,496,609
INVISTA Finance LLC
4.250%, 10/15/2019 (S)		1,115,000	1,075,975
Neptune Finco Corp.
10.125%, 01/15/2023 (S)		600,000	605,250
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		850,000	831,045
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		3,970,000	4,386,985
Omnicom Group, Inc.
3.650%, 11/01/2024		2,815,000	2,765,405
QVC, Inc.
3.125%, 04/01/2019		3,475,000	3,467,383
4.375%, 03/15/2023		445,000	432,710
4.850%, 04/01/2024		2,430,000	2,355,319
5.125%, 07/02/2022		975,000	1,002,613
Sabre GLBL, Inc.
5.375%, 04/15/2023 (S)		400,000	394,000
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)		4,271,000	4,431,163
The Home Depot, Inc.
3.350%, 09/15/2025		895,000	911,834
The Interpublic Group of Companies, Inc.
3.750%, 02/15/2023		1,615,000	1,584,325
4.000%, 03/15/2022		2,365,000	2,385,632
The Priceline Group, Inc.
3.650%, 03/15/2025		2,135,000	2,122,971
Time Warner Cable, Inc.
6.550%, 05/01/2037		785,000	771,654

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Time Warner Cable, Inc. (continued)
6.750%, 06/15/2039	$740,000	$740,502
8.250%, 04/01/2019	940,000	1,096,540
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	550,000	522,500
Virgin Media Secured Finance PLC
5.250%, 01/15/2021	860,000	896,550
WPP Finance 2010
4.750%, 11/21/2021	3,650,000	3,991,060
		71,712,003
Consumer staples - 1.0%
CVS Health Corp.
2.800%, 07/20/2020	2,010,000	2,042,313
3.500%, 07/20/2022	1,485,000	1,532,570
Imperial Tobacco Finance PLC
2.950%, 07/21/2020 (S)	3,000,000	3,018,045
PepsiCo, Inc.
3.100%, 07/17/2022	2,355,000	2,408,751
Reynolds American, Inc.
4.000%, 06/12/2022	1,125,000	1,175,896
5.850%, 08/15/2045	1,960,000	2,181,270
Rite Aid Corp.
6.125%, 04/01/2023 (S)	425,000	421,813
Tyson Foods, Inc.
3.950%, 08/15/2024	2,270,000	2,313,132
		15,093,790
Energy - 3.6%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	280,000	271,585
6.375%, 09/15/2017	1,730,000	1,866,895
APT Pipelines, Ltd.
3.875%, 10/11/2022 (S)	1,125,000	1,095,877
Chesapeake Energy Corp.
6.625%, 08/15/2020	800,000	594,496
Continental Resources, Inc.
5.000%, 09/15/2022	4,060,000	3,552,500
DCP Midstream Operating LP
3.875%, 03/15/2023	1,717,000	1,434,586
Ecopetrol SA
4.125%, 01/16/2025	2,040,000	1,718,700
5.875%, 05/28/2045	600,000	453,000
Enterprise Products Operating LLC
5.950%, 02/01/2041	2,755,000	2,839,565
KazMunayGas National Company JSC
9.125%, 07/02/2018	800,000	867,200
Newfield Exploration Company
5.750%, 01/30/2022	865,000	839,050
Noble Energy, Inc.
4.150%, 12/15/2021	2,845,000	2,863,126
Origin Energy Finance, Ltd.
3.500%, 10/09/2018 (S)	3,475,000	3,376,220
Pertamina Persero PT
4.300%, 05/20/2023	705,000	643,205
6.450%, 05/30/2044 (S)	1,055,000	915,064
Petrobras Global Finance BV
4.375%, 05/20/2023	80,000	52,200
5.750%, 01/20/2020	735,000	551,250
7.875%, 03/15/2019	866,000	712,025
Petroleos Mexicanos
5.500%, 06/27/2044	3,855,000	3,093,638
6.500%, 06/02/2041	1,775,000	1,634,775

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Range Resources Corp.
4.875%, 05/15/2025 (S)	$500,000	$445,000
SESI LLC
6.375%, 05/01/2019	3,325,000	3,312,531
7.125%, 12/15/2021	225,000	220,781
Shell International Finance BV
2.125%, 05/11/2020	2,490,000	2,492,754
3.250%, 05/11/2025	5,110,000	5,055,241
SM Energy Company
5.625%, 06/01/2025	325,000	279,500
Southern California Gas Company
3.200%, 06/15/2025	3,295,000	3,360,709
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	300,000	264,750
The Williams Companies, Inc.
3.700%, 01/15/2023	3,205,000	2,486,179
7.750%, 06/15/2031	260,000	230,359
8.750%, 03/15/2032	850,000	808,983
Western Gas Partners LP
4.000%, 07/01/2022	2,535,000	2,453,632
Whiting Petroleum Corp.
6.250%, 04/01/2023	425,000	367,625
Williams Partners LP
6.300%, 04/15/2040	2,365,000	2,127,514
WPX Energy, Inc.
7.500%, 08/01/2020	200,000	183,000
8.250%, 08/01/2023	350,000	317,625
		53,781,140
Financials - 10.1%
ABN AMRO Bank NV
4.750%, 07/28/2025 (S)	2,185,000	2,167,736
Aflac, Inc.
3.625%, 06/15/2023	4,320,000	4,434,445
Ameriprise Financial, Inc.
7.300%, 06/28/2019	2,530,000	2,992,965
Bank of America Corp.
3.300%, 01/11/2023	4,360,000	4,333,827
4.200%, 08/26/2024	4,965,000	4,955,939
6.110%, 01/29/2037	4,940,000	5,684,853
Barclays Bank PLC
5.140%, 10/14/2020	5,995,000	6,566,899
Barclays PLC
2.750%, 11/08/2019	2,095,000	2,108,605
BBVA Bancomer SA
4.375%, 04/10/2024 (S)	2,975,000	2,989,875
BPCE SA
5.700%, 10/22/2023 (S)	4,523,000	4,769,291
Branch Banking & Trust Company
3.800%, 10/30/2026	4,440,000	4,506,769
CNA Financial Corp.
3.950%, 05/15/2024	1,100,000	1,107,788
5.875%, 08/15/2020	2,665,000	3,031,480
CNO Financial Group, Inc.
4.500%, 05/30/2020	125,000	127,500
5.250%, 05/30/2025	850,000	862,750
Credit Agricole SA
2.500%, 04/15/2019 (S)	3,940,000	3,994,809
Crown Castle Towers LLC
3.222%, 05/15/2042 (S)	205,000	199,875
3.663%, 05/15/2025 (S)	2,200,000	2,144,472
6.113%, 01/15/2040 (S)	3,988,000	4,494,404
Discover Bank
3.100%, 06/04/2020	2,285,000	2,307,498

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Discover Financial Services
3.750%, 03/04/2025	$1,385,000	$1,341,856
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year
U.S. ISDAFIX + 4.368%)
03/30/2025 (Q)	2,425,000	2,312,844
ING Bank NV
2.450%, 03/16/2020 (S)	1,475,000	1,489,100
ING Bank NV (4.125% to 11/21/2018,
then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023	200,000	204,709
Intesa Sanpaolo SpA
6.500%, 02/24/2021 (S)	465,000	536,055
KeyCorp
2.900%, 09/15/2020	2,465,000	2,485,201
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	3,530,000	3,434,291
Lloyds Bank PLC
6.500%, 09/14/2020 (S)	4,476,000	5,162,963
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	1,905,000	1,918,836
3.500%, 03/10/2025	3,135,000	3,133,708
3.750%, 03/14/2026	505,000	508,015
Morgan Stanley
3.750%, 02/25/2023	8,280,000	8,462,268
5.500%, 07/28/2021	1,405,000	1,587,948
MSCI, Inc.
5.750%, 08/15/2025 (S)	575,000	579,313
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)	1,695,000	1,794,581
Nordea Bank AB
4.875%, 05/13/2021 (S)	3,095,000	3,330,300
Principal Financial Group, Inc. (4.700% to
05/15/2020, then 3 month
LIBOR + 3.044%)
05/15/2055	2,290,000	2,272,825
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,654,162
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	1,525,000	1,444,938
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,622,251
6.450%, 11/15/2019	705,000	805,981
Santander UK PLC
5.000%, 11/07/2023 (S)	3,895,000	4,049,012
Simon Property Group LP
2.500%, 09/01/2020	2,635,000	2,661,951
The Goldman Sachs Group, Inc.
2.900%, 07/19/2018	3,785,000	3,881,449
3.625%, 01/22/2023	13,495,000	13,678,289
5.750%, 01/24/2022	1,900,000	2,181,229
6.750%, 10/01/2037	1,985,000	2,366,142
UBS Group AG
4.125%, 09/24/2025 (S)	1,320,000	1,314,678
Unum Group
4.000%, 03/15/2024	3,435,000	3,544,906
5.625%, 09/15/2020	1,040,000	1,169,960
US Bank NA
2.125%, 10/28/2019	3,270,000	3,295,303
WEA Finance LLC
3.250%, 10/05/2020 (S)	1,385,000	1,398,422
		152,405,266

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care - 3.8%
AbbVie, Inc.
2.900%, 11/06/2022	$325,000	$317,862
3.200%, 11/06/2022	1,060,000	1,053,361
Actavis Funding SCS
3.000%, 03/12/2020	1,675,000	1,676,879
3.800%, 03/15/2025	2,240,000	2,167,034
4.550%, 03/15/2035	1,200,000	1,104,590
Agilent Technologies, Inc.
3.200%, 10/01/2022	425,000	423,573
3.875%, 07/15/2023	430,000	434,865
AmerisourceBergen Corp.
3.250%, 03/01/2025	790,000	768,676
Anthem, Inc.
3.500%, 08/15/2024	3,250,000	3,218,462
4.650%, 01/15/2043	980,000	961,892
Biogen, Inc.
2.900%, 09/15/2020	590,000	594,693
4.050%, 09/15/2025	2,425,000	2,451,433
Cardinal Health, Inc.
3.750%, 09/15/2025	1,125,000	1,141,445
Celgene Corp.
3.625%, 05/15/2024	3,880,000	3,864,662
3.875%, 08/15/2025	3,275,000	3,277,017
Community Health Systems, Inc.
8.000%, 11/15/2019	2,250,000	2,341,406
Horizon Pharma Financing, Inc.
6.625%, 05/01/2023 (S)	325,000	286,813
Humana, Inc.
3.850%, 10/01/2024	1,995,000	2,007,820
4.950%, 10/01/2044	1,750,000	1,778,354
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,530,184
Keysight Technologies, Inc.
4.550%, 10/30/2024 (S)	3,085,000	3,005,990
Life Technologies Corp.
3.500%, 01/15/2016	3,455,000	3,477,513
Medtronic, Inc.
2.750%, 04/01/2023	425,000	417,438
3.500%, 03/15/2025	7,140,000	7,288,341
4.625%, 03/15/2045	1,395,000	1,439,255
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,644,719
Omnicare, Inc.
5.000%, 12/01/2024	1,125,000	1,220,625
Thermo Fisher Scientific, Inc.
2.400%, 02/01/2019	950,000	955,260
4.150%, 02/01/2024	2,165,000	2,243,258
UnitedHealth Group, Inc.
3.350%, 07/15/2022	985,000	1,016,740
3.750%, 07/15/2025	1,960,000	2,026,805
Valeant Pharmaceuticals International, Inc.
5.875%, 05/15/2023 (S)	750,000	719,063
		57,856,028
Industrials - 2.1%
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025	3,327,105	3,393,647
American Airlines 2014-1 Class B Pass
Through Trust
4.375%, 10/01/2022	290,940	290,940
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 05/01/2023	580,000	569,850

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
CCCI Treasure, Ltd. (3.500% to
04/21/2020, then 5 Year
CMT + 7.192%)
04/21/2020 (Q)	$710,000	$693,502
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,140,344	1,198,228
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	806,472	846,795
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,036,797	1,062,717
CRCC Yupeng, Ltd. (3.950% to
08/01/2019, then 5 Year
CMT + 7.251%)
08/01/2019 (Q)	465,000	464,996
Danaher Corp.
4.375%, 09/15/2045	730,000	755,522
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	640,103	675,309
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	409,469	434,037
GATX Corp.
2.600%, 03/30/2020	880,000	868,102
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)	2,585,000	2,835,091
HPHT Finance 15, Ltd.
2.250%, 03/17/2018 (S)	1,217,000	1,211,851
Lockheed Martin Corp.
3.600%, 03/01/2035	660,000	605,976
3.800%, 03/01/2045	1,635,000	1,484,632
Reliance Intermediate Holdings LP
6.500%, 04/01/2023 (S)	550,000	550,000
Union Pacific Corp.
4.750%, 09/15/2041	3,475,000	3,718,299
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022	4,305,000	4,283,475
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	2,527,618	2,611,787
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	2,750,251	2,760,702
		31,315,458
Information technology - 1.1%
Alibaba Group Holding, Ltd.
3.125%, 11/28/2021 (S)	2,605,000	2,501,665
Arrow Electronics, Inc.
3.500%, 04/01/2022	1,035,000	1,022,927
Avnet, Inc.
4.875%, 12/01/2022	4,125,000	4,302,944
First Data Corp.
12.625%, 01/15/2021	2,085,000	2,369,081
Harris Corp.
3.832%, 04/27/2025	555,000	543,593
Tencent Holdings, Ltd.
2.875%, 02/11/2020 (S)	1,595,000	1,583,143

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Tencent Holdings, Ltd. (continued)
3.375%, 05/02/2019 (S)	$3,585,000	$3,645,034
		15,968,387
Materials - 0.9%
Alcoa, Inc.
5.125%, 10/01/2024	2,985,000	2,813,363
6.150%, 08/15/2020	1,140,000	1,159,950
Anglo American Capital PLC
3.625%, 05/14/2020 (S)	1,440,000	1,256,540
4.875%, 05/14/2025 (S)	2,430,000	1,946,649
ArcelorMittal
6.125%, 06/01/2018	775,000	759,500
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	2,095,000	2,371,835
LYB International Finance BV
4.000%, 07/15/2023	2,420,000	2,432,100
Martin Marietta Materials, Inc.
4.250%, 07/02/2024	980,000	984,429
		13,724,366
Telecommunication services - 2.2%
CC Holdings GS V LLC
2.381%, 12/15/2017	4,208,000	4,237,469
GTP Acquisition Partners I LLC
2.350%, 06/15/2020 (S)	2,870,000	2,861,792
SBA Tower Trust
2.898%, 10/15/2044 (S)	1,650,000	1,655,391
3.598%, 04/15/2043 (S)	3,575,000	3,590,709
3.869%, 10/15/2049 (S)	2,895,000	2,945,298
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	2,140,000	2,247,000
T-Mobile USA, Inc.
6.731%, 04/28/2022	1,600,000	1,596,000
Telstra Corp., Ltd.
3.125%, 04/07/2025 (S)	1,635,000	1,593,155
Verizon Communications, Inc.
4.500%, 09/15/2020	5,050,000	5,462,131
6.400%, 09/15/2033	6,750,000	7,737,917
		33,926,862
Utilities - 0.6%
Exelon Corp.
2.850%, 06/15/2020	830,000	837,327
Exelon Generation Company LLC
2.950%, 01/15/2020	2,300,000	2,325,447
FirstEnergy Corp.
4.250%, 03/15/2023	2,930,000	2,946,273
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (S)	3,065,000	3,132,258
Suburban Propane Partners LP
7.375%, 08/01/2021	55,000	57,338
TerraForm Power Operating LLC
6.125%, 06/15/2025 (S)	325,000	281,125
		9,579,768
TOTAL CORPORATE BONDS (Cost $454,726,593)		$455,363,068

MUNICIPAL BONDS - 1.4%
Chicago Metropolitan Water Reclamation
District (Illinois) 5.720%, 12/01/2038	1,360,000	1,588,018
Chicago O’Hare International Airport
(Illinois) 6.395%, 01/01/2040	1,925,000	2,380,763
Denver City & County School District
No. 1 (Colorado) 4.242%, 12/15/2037	1,575,000	1,589,317

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
District of Columbia 5.591%, 12/01/2034	$375,000	$453,814
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	1,760,000	1,800,357
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,478,848
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	1,230,000	1,673,526
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,310,846
New York City Municipal Water Finance
Authority 5.952%, 06/15/2042	840,000	1,074,704
North Carolina Eastern Municipal
Power Agency
1.561%, 07/01/2017	625,000	628,138
2.003%, 07/01/2018	60,000	60,713
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	685,000	684,938
Port Authority of New York & New Jersey
4.458%, 10/01/2062	3,050,000	2,947,398
South Carolina State Public Service
Authority 4.322%, 12/01/2027	1,705,000	1,847,385
State of Oregon 5.892%, 06/01/2027	60,000	72,457
University of California
4.131%, 05/15/2045	495,000	479,289
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	597,143
TOTAL MUNICIPAL BONDS (Cost $18,927,498)		$20,667,654

TERM LOANS (M) - 0.9%
Consumer discretionary - 0.3%
CCO Safari III LLC
3.500%, 01/24/2023	1,025,000	1,017,953
Univision Communications, Inc.
4.000%, 03/01/2020	3,053,090	3,023,407
		4,041,360
Financials - 0.3%
Asurion LLC
5.000%, 05/24/2019	2,054,740	1,953,931
5.000%, 08/04/2022	2,094,750	1,981,504
		3,935,435
Health care - 0.1%
Valeant Pharmaceuticals International, Inc.
4.000%, 04/01/2022	1,044,750	1,032,474
Information technology - 0.1%
First Data Corp.
4.196%, 03/24/2021	1,701,102	1,698,671
Telecommunication services - 0.1%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	2,123,377	2,068,700
TOTAL TERM LOANS (Cost $13,089,471)		$12,776,640

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.3%
Commercial and residential - 9.6%
Alternative Loan Trust, Series 2004-33,
Class 4A1 2.512%, 12/25/2034 (P)	1,546,327	1,482,018

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America
Commercial Mortgage Trust, Inc.
Series 2007-4, Class AM,
6.002%, 02/10/2051 (P)	$2,425,000	$2,584,587
Series 2006-3, Class AM,
6.038%, 07/10/2044 (P)	2,210,000	2,248,043
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.516%, 02/20/2035 (P)	184,660	174,858
Banc of America Mortgage Securities
Series 2004-A, Class 2A2,
2.648%, 02/25/2034 (P)	31,114	31,130
Series 2005-B, Class 2A1,
2.668%, 03/25/2035 (P)	1,017,531	938,951
Series 2004-D, Class 2A2,
2.729%, 05/25/2034 (P)	14,182	14,172
Series 2005-J, Class 3A1,
2.761%, 11/25/2035 (P)	853,321	806,167
Series 2004-I, Class 3A2,
2.780%, 10/25/2034 (P)	7,568	7,505
Series 2004-H, Class 2A2,
2.797%, 09/25/2034 (P)	43,811	42,917
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4,
3.192%, 04/10/2048	4,130,000	4,138,665
Series 2015-P1, Class A5,
3.717%, 09/15/2048	970,000	1,017,609
Series 2015-GC33, Class A4,
3.778%, 09/10/2058	875,000	914,764
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	8,805,000	9,113,950
Series 2015-CR26, Class A4,
3.630%, 08/10/2025	1,150,000	1,184,486
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	3,275,000	3,409,075
Series 2015-CR26, Class AM,
4.043%, 10/10/2048	1,340,000	1,380,123
Series 2015-LC21, Class B,
4.457%, 10/07/2048 (P)	1,630,000	1,648,251
Series 2015-LC21, Class C,
4.457%, 10/07/2048 (P)	945,000	894,192
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-TWC, Class A,
1.044%, 02/13/2032 (P)(S)	2,135,000	2,124,355
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	3,520,000	3,789,674
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2015-PC1, Class A2,
3.148%, 07/10/2050	640,000	669,169
Series 2015-PC1, Class A5,
3.902%, 07/10/2050	990,000	1,047,380
Series 2015-PC1, Class AM,
4.290%, 07/10/2050	490,000	517,428
Series 2015-PC1, Class B,
4.591%, 07/10/2050 (P)	825,000	838,264
Series 2015-PC1, Class C,
4.591%, 07/10/2050 (P)	660,000	627,739

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Goldman
Sachs & Company/RBS
Greenwich Capital)
Series 2007-GG9, Class AM,
5.475%, 03/10/2039	$2,700,000	$2,795,969
Series 2007-GG9, Class AMFX,
5.475%, 03/10/2039	5,095,000	5,297,720
Credit Suisse Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.889%, 06/15/2039 (P)	835,000	858,956
Credit Suisse Mortgage Capital
Certificates, Series 2010-1R,
Class 42A1 5.000%, 10/27/2036 (S)	87,829	89,519
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4
3.718%, 08/15/2048	1,015,000	1,061,652
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.594%, 04/25/2035 (P)	1,114,384	981,458
DSLA Mortgage Loan Trust
Series 2004-AR4, Class 2A1A,
0.576%, 01/19/2045 (P)	1,208,884	1,059,253
Series 2004-AR1, Class A1A,
1.056%, 09/19/2044 (P)	1,329,125	1,249,857
Eleven Madison Mortgage Trust,
Series 2015-11AD, Class A
3.555%, 09/10/2035 (P)(S)	585,000	606,633
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.825%, 10/18/2054 (P)(S)	2,795,000	2,839,561
Series 2011-1A, Class A5,
3.287%, 10/18/2054 (P)(S)	393,875	396,141
FREMF Mortgage Trust
Series 2015-K48, Class B,
3.635%, 06/25/2025 (P)(S)	3,050,000	2,792,458
Series 2015-K718, Class B,
3.669%, 02/25/2022 (P)(S)	2,050,000	2,040,101
Series 2015-K45, Class B,
3.714%, 04/25/2048 (P)(S)	1,120,000	1,054,820
Series 2015-K46, Class B,
3.819%, 04/25/2048 (P)(S)	1,910,000	1,833,017
Series 2015-K43, Class B,
3.863%, 02/25/2048 (P)(S)	1,560,000	1,597,896
Series 2014-K41, Class B,
3.961%, 11/25/2047 (P)(S)	2,415,000	2,388,730
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
3.196%, 06/19/2035 (P)	286,711	284,866
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A1
0.674%, 06/25/2045 (P)	1,519,187	1,164,540
GS Mortgage Securities Trust
Series 2014-EB1A, Class 2A1,
2.489%, 07/25/2044 (P)(S)	882,462	882,488
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	2,976,869	2,976,982
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.436%, 05/19/2035 (P)	530,415	438,621
Holmes Master Issuer PLC,
Series 2012-3A, Class B1
2.489%, 10/15/2054 (P)(S)	2,950,000	3,023,393

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.464%, 10/25/2035 (P)	$1,469,390	$1,355,692
Series 2005-4, Class A2,
0.524%, 10/25/2035 (P)	1,336,452	1,238,711
JPMBB Commercial
Mortgage Securities Trust
Series 2015-C30, Class A2,
3.087%, 07/15/2048	250,000	260,890
Series 2015-C28, Class A4,
3.227%, 10/15/2048	4,250,000	4,277,659
Series 2014-C24, Class A5,
3.639%, 11/15/2047	625,000	654,166
Series 2015-C31, Class A3,
3.801%, 08/15/2048	1,950,000	2,050,971
Series 2015-C30, Class A5,
3.822%, 07/15/2048	5,510,000	5,805,689
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.384%, 06/25/2037 (P)	552,397	514,125
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	6,356,842	6,493,387
Series 2007-CB19, Class AM,
5.884%, 02/12/2049 (P)	8,480,000	8,923,470
Series 2007-LD11, Class AM,
5.961%, 06/15/2049 (P)	925,000	957,628
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.494%, 10/25/2035 (P)	1,992,570	1,526,462
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.156%, 02/15/2031	2,124,199	2,127,439
Series 2007-C6, Class AM,
6.114%, 07/15/2040 (P)	1,070,000	1,135,222
Series 2008-C1, Class AM,
6.269%, 04/15/2041 (P)	825,000	893,584
Series 2008-C1, Class A2,
6.269%, 04/15/2041 (P)	1,307,921	1,411,559
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.569%, 12/25/2035 (P)	1,495,000	1,437,181
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2015-C22, Class A4,
3.306%, 04/15/2048	730,000	738,498
Series 2015-C24, Class AS,
4.036%, 05/15/2048 (P)	270,000	279,931
Series 2015-C24, Class B,
4.500%, 05/15/2048 (P)	490,000	495,110
Series 2015-C24, Class C,
4.500%, 05/15/2048 (P)	325,000	310,254
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4,
3.779%, 05/15/2048	1,505,000	1,582,446
Series 2015-MS1, Class AS,
4.163%, 05/15/2048 (P)	195,000	203,911
Series 2015-MS1, Class B,
4.163%, 05/15/2048 (P)	495,000	493,557
Series 2007-IQ14, Class AM,
5.865%, 04/15/2049 (P)	1,095,000	1,137,113

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ14, Class AMFX,
5.865%, 04/15/2049 (P)	$3,895,000	$4,041,814
Sequoia Mortgage Trust, Series 2010-H1,
Class A1 2.182%, 02/25/2040 (P)	40,622	40,359
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.415%, 04/25/2037 (P)	1,006,490	886,239
Towd Point Mortgage Trust,
Series 2015-3, Class A1B
3.000%, 03/25/2054 (P)(S)	3,567,629	3,592,403
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.618%, 03/15/2025 (P)	1,376	1,477
WaMu Mortgage Pass Through
Certificates, Series 2005-AR12,
Class 2A1 2.586%, 09/25/2035 (P)	320,614	318,476
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2,
3.020%, 07/15/2058	1,070,000	1,110,312
Series 2015-C29, Class A4,
3.637%, 06/15/2048	2,720,000	2,822,982
Series 2015-NXS2, Class A5,
3.767%, 07/15/2058	1,775,000	1,855,116
Series 2015-SG1, Class A4,
3.789%, 12/15/2047	1,675,000	1,760,611
Series 2015-LC20, Class C,
4.056%, 04/15/2050 (P)	1,105,000	1,045,646
Series 2015-NXS2, Class AS,
4.121%, 07/15/2058	370,000	382,039
Series 2015-NXS2, Class B,
4.394%, 07/15/2058 (P)	550,000	566,530
Series 2015-NSX2, Class C,
4.394%, 07/15/2058 (P)	300,000	289,522
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.894%, 03/25/2036 (P)	941,625	770,344
Series 2003-O, Class 5A1,
2.497%, 01/25/2034 (P)	41,973	43,114
		145,191,742
U.S. Government Agency - 1.7%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.778%, 08/01/2028 (Z)	1,447	1,308
Series K502, Class A2,
1.426%, 08/25/2017	1,645,000	1,657,443
Series K025, Class A1,
1.875%, 04/25/2022	2,540,561	2,575,245
Series 2015-DNA1, Class M2,
2.044%, 10/25/2027 (P)	2,395,000	2,383,367
Series 2015-HQ2, Class M2,
2.144%, 05/25/2025 (P)	1,480,000	1,451,620
Series 2014-HQ2, Class M2,
2.394%, 09/25/2024 (P)	1,385,000	1,375,579
Series 2015-HQ1, Class M2,
2.394%, 03/25/2025 (P)	1,525,000	1,524,998
Series 2014-DN3, Class M2,
2.594%, 08/25/2024 (P)	1,715,000	1,734,932
Series 2015-DN1, Class M2,
2.594%, 01/25/2025 (P)	1,905,000	1,928,079
Series 2015-DNA2, Class M2,
2.794%, 12/25/2027 (P)	2,265,000	2,284,015

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4448, Class JA,
4.000%, 11/15/2036	$135,000	$145,327
Federal National Mortgage Association
Series 2015-C01, Class 1M1,
1.694%, 02/25/2025 (P)	381,901	382,781
Series 2015-C01, Class 2M1,
1.694%, 02/25/2025 (P)	160,597	160,761
Series 2015-C03, Class 1M1,
1.694%, 07/25/2025 (P)	1,195,927	1,198,976
Series 2015-C03, Class 2M1,
1.694%, 07/25/2025 (P)	2,655,493	2,662,540
Series 2014-C04, Class 1M1,
2.144%, 11/25/2024 (P)	1,587,371	1,597,941
Series 2014-C04, Class 2M1,
2.294%, 11/25/2024 (P)	794,755	800,172
Series 319, Class 2 IO,
6.500%, 02/25/2032	4,145	846
Government National
Mortgage Association
Series 2012-94, Class BI IO,
4.000%, 05/20/2037	2,222,569	348,148
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	2,107,134	371,960
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	2,748,013	145,980
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	1,255,031	67,378
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	838,483	78,106
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	4,920,543	488,408
		25,365,910
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $169,938,120)	$	170,557,652

ASSET BACKED SECURITIES - 9.6%
Ally Auto Receivables Trust
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	1,110,000	1,119,312
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	1,650,000	1,669,488
Ally Master Owner Trust, Series 2015-3,
Class A 1.630%, 05/15/2020	8,360,000	8,359,214
American Express Credit Account
Master Trust, Series 2012-5, Class C
1.070%, 05/15/2018 (S)	1,145,000	1,145,144
AmeriCredit
Automobile Receivables Trust
Series 2012-4, Class C,
1.930%, 08/08/2018	1,430,000	1,437,971
Series 2012-1, Class C,
2.670%, 01/08/2018	170,982	171,611
Ascentium Equipment Receivables Trust,
Series 2015-1A, Class A3
1.610%, 10/13/2020 (S)	927,000	932,359
Avis Budget Rental Car
Funding AESOP LLC
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	5,450,000	5,530,142
Series 2014-2A, Class A,
2.500%, 02/20/2021 (S)	865,000	869,338

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding
AESOP LLC (continued)
Series 2015-2A, Class A,
2.630%, 12/20/2021 (S)	$2,540,000	$2,568,344
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	9,438	9,424
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%, 12/15/2022	390,000	393,677
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A1,
1.630%, 02/18/2020 (S)	2,000,000	2,014,206
Series 2015-1A, Class A1,
2.260%, 03/15/2023	1,875,000	1,898,618
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	5,515,000	5,575,626
Capital Auto Receivables Asset Trust
Series 2013-1, Class B,
1.290%, 04/20/2018	345,000	344,980
Series 2013-1, Class C,
1.740%, 10/22/2018	360,000	361,412
Series 2014-2, Class B,
2.030%, 12/20/2018	930,000	937,152
Series 2014-2, Class C,
2.410%, 05/20/2019	835,000	846,906
Series 2014-1, Class C,
2.840%, 04/22/2019	655,000	667,204
CarMax Auto Owner Trust, Series 2014-1,
Class D 2.430%, 08/17/2020	3,375,000	3,366,536
Chase Funding Trust
Series 2002-4, Class 2A1,
0.934%, 10/25/2032 (P)	4,157	3,857
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	8,812	8,740
Chase Issuance Trust, Series 2015,
Class A2A 1.590%, 02/18/2020	1,810,000	1,826,123
CNH Equipment Trust, Series 2012-D,
Class B 1.270%, 05/15/2020	2,936,000	2,940,096
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
0.807%, 08/15/2019 (P)(S)	3,640,000	3,633,011
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.799%, 01/25/2034 (P)	1,616,206	1,522,473
DB Master Finance LLC, Series 2015-1A,
Class A2I 3.262%, 02/20/2045 (S)	2,213,875	2,226,762
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.270%, 05/20/2026 (S)	1,786,932	1,795,915
Series 2014-1, Class A,
2.540%, 05/20/2027 (S)	2,659,120	2,686,381
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,816,550	1,871,030
Elara HGV Timeshare Issuer,
Series 2014-A, Class A
2.530%, 02/25/2027 (S)	1,150,396	1,151,365
Enterprise Fleet Financing LLC,
Series 2015-1, Class A2
1.300%, 09/20/2020 (S)	6,715,000	6,707,902
Ford Credit Auto Owner Trust
Series 2014-C, Class A4,
1.560%, 02/15/2020	790,000	794,820

The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust (continued)
Series 2013-B, Class D,
1.820%, 11/15/2019	$3,300,000	$3,323,394
GreatAmerica Leasing Receivables,
Series 2014-1, Class A4
1.470%, 08/15/2020 (S)	1,640,000	1,645,112
GSAA Home Equity Trust
Series 2007-7, Class 2A1,
0.250%, 07/25/2037 (P)	1,345,556	1,182,912
Series 2005-11, Class 2A1,
0.474%, 10/25/2035 (P)	1,002,411	921,706
Series 2005-MTR1, Class A4,
0.564%, 10/25/2035 (P)	3,919,009	3,757,005
GSAA Trust, Series 2005-8, Class A3
0.624%, 06/25/2035 (P)	2,242,600	2,115,668
HOA Funding LLC, Series 2014-1A,
Class A2 4.846%, 08/20/2044 (S)	2,009,000	1,997,820
Honda Auto Receivables Owner Trust,
Series 2014-4, Class A4
1.460%, 10/15/2020	630,000	632,339
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Class A4
1.660%, 07/15/2019 (S)	2,595,000	2,614,841
Kubota Credit Owner Trust,
Series 2014-1A, Class A4
1.670%, 07/15/2020 (S)	5,075,000	5,097,599
MVW Owner Trust
Series 2013-1A, Class A,
2.150%, 04/22/2030 (S)	637,293	638,360
Series 2014-1A, Class A,
2.250%, 09/20/2031 (S)	436,600	436,612
Nelnet Student Loan Trust, Series 2008-3,
Class A4 1.979%, 11/25/2024 (P)	1,515,000	1,520,659
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	3,495,000	3,495,912
Nordstrom Credit Card Master
Note Trust II, Series 2011-1A, Class A
2.280%, 11/15/2019 (S)	5,085,000	5,145,664
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037 (P)	3,235,956	1,754,445
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033 (P)	5,619	5,653
Sierra Timeshare
Receivables Funding LLC
Series 2014-1A, Class A,
2.070%, 03/20/2030 (S)	1,976,789	1,988,373
Series 2014-3A, Class A,
2.300%, 10/20/2031 (S)	2,075,052	2,088,030
Series 2015-1A, Class A,
2.400%, 03/22/2032 (S)	1,810,903	1,820,187
Series 2015-2A, Class A,
2.430%, 06/20/2032 (S)	2,564,904	2,557,488
SMART Trust
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	1,460,000	1,459,439
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	1,885,000	1,879,985
Series 2015-1US, Class A3A,
1.500%, 09/14/2018	985,000	988,551

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMART Trust (continued)
Series 2014-1US, Class A4A,
1.680%, 12/14/2019	$4,755,000	$4,779,369
SMB Private Education Loan Trust
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	1,385,000	1,370,920
Series 2015-B, Class A2A,
2.980%, 07/15/2027 (S)	1,525,000	1,547,070
Synchrony Credit Card Master Note Trust
Series 2013-1, Class B,
1.690%, 03/15/2021	3,470,000	3,486,268
Series 2014-1, Class B,
1.810%, 11/15/2020	1,785,000	1,800,433
Series 2014-1, Class C,
1.910%, 11/15/2020	855,000	862,081
Series 2012-2, Class A,
2.220%, 01/15/2022	5,465,000	5,553,691
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036 (P)	328,683	337,680
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%, 06/15/2021	2,010,000	2,043,869
Wendys Funding LLC, Series 2015-1A,
Class A2I 3.371%, 06/15/2045 (S)	4,775,000	4,797,538
Wheels SPV LLC, Series 2015-1A,
Class A2 1.270%, 04/22/2024 (S)	1,115,000	1,112,597
TOTAL ASSET BACKED SECURITIES (Cost $143,965,026)		$144,146,409

SHORT-TERM INVESTMENTS - 3.5%
Money market funds - 3.5%
T. Rowe Price Reserve Investment
Fund, 0.1013% (Y)	52,628,742	52,628,742
Repurchase agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 09/30/2015 at
0.000% to be repurchased at $405,000
on 10/01/2015, collateralized by
$410,000 U.S. Treasury Notes, 1.625%
due 12/31/2019 (valued at $416,683
including interest)	$405,000	$405,000
TOTAL SHORT-TERM INVESTMENTS (Cost $53,033,742)		$53,033,742
Total Investments (New Income Trust)
(Cost $1,536,077,453) - 102.4%		$1,542,992,244
Other assets and liabilities, net - (2.4%)		(35,596,293)
TOTAL NET ASSETS - 100.0%		$1,507,395,951
SALE COMMITMENTS OUTSTANDING - (1.1)%
U.S. Government Agency - (1.1)%
Federal National Mortgage Association
3.000%, TBA (C)	(16,775,000)	(17,008,277)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(16,871,980))		$(17,008,277)

The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.8%
Financials - 98.8%
Real estate investment trusts - 98.8%
Diversified REITs - 5.6%
American Assets Trust, Inc.	55,585	$2,271,203
BGP Holdings PLC (I)	194,291	9,335
Duke Realty Corp.	473,494	9,020,061
Spirit Realty Capital, Inc.	883,291	8,073,280
STORE Capital Corp.	139,054	2,872,856
		22,246,735
Health care REITs - 11.8%
HCP, Inc.	168,621	6,281,132
Healthcare Trust of America, Inc., Class A	270,042	6,618,729
LTC Properties, Inc.	74,258	3,168,589
Medical Properties Trust, Inc.	189,956	2,100,913
National Health Investors, Inc.	77,756	4,470,192
Welltower, Inc.	360,579	24,418,410
		47,057,965
Hotel and resort REITs - 5.8%
Chesapeake Lodging Trust	74,855	1,950,721
DiamondRock Hospitality Company	65,918	728,394
Host Hotels & Resorts, Inc.	236,078	3,732,393
LaSalle Hotel Properties	172,242	4,889,950
Pebblebrook Hotel Trust	187,039	6,630,533
Sunstone Hotel Investors, Inc.	381,117	5,042,178
		22,974,169
Industrial REITs - 5.2%
First Industrial Realty Trust, Inc.	156,658	3,281,985
Prologis, Inc.	444,099	17,275,451
		20,557,436
Office REITs - 13.7%
Alexandria Real Estate Equities, Inc.	49,760	4,213,179
BioMed Realty Trust, Inc.	119,601	2,389,628
Boston Properties, Inc.	127,797	15,131,165
Kilroy Realty Corp.	141,120	9,195,379
Mack-Cali Realty Corp.	100,354	1,894,684
Piedmont Office Realty Trust, Inc., Class A	244,212	4,368,953
Vornado Realty Trust	193,428	17,489,760
		54,682,748
Residential REITs - 18.0%
American Residential Properties, Inc.	111,769	1,930,251
Apartment Investment & Management
Company, Class A	147,255	5,451,380
Camden Property Trust	65,620	4,849,318
Equity LifeStyle Properties, Inc.	126,636	7,417,071
Equity Residential	420,854	31,614,552
Essex Property Trust, Inc.	58,194	13,001,703
Post Properties, Inc.	125,909	7,339,236
		71,603,511
Retail REITs - 26.2%
Agree Realty Corp.	67,767	2,022,845
Federal Realty Investment Trust	80,233	10,947,793
General Growth Properties, Inc.	542,715	14,094,309
Kimco Realty Corp.	470,481	11,493,851
National Retail Properties, Inc.	297,615	10,794,496
Retail Properties of America, Inc., Class A	201,007	2,832,189
Simon Property Group, Inc.	173,221	31,824,162
Tanger Factory Outlet Centers, Inc.	99,506	3,280,713
The Macerich Company	151,051	11,603,738

Real Estate Securities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Urban Edge Properties	245,067	$5,290,997
		104,185,093
Specialized REITs - 12.5%
CoreSite Realty Corp.	115,567	5,944,766
CubeSmart	255,868	6,962,168
Equinix, Inc.	51,646	14,120,016
Extra Space Storage, Inc.	86,628	6,684,216
Public Storage	64,969	13,749,389
The GEO Group, Inc.	73,427	2,183,719
		49,644,274
TOTAL COMMON STOCKS (Cost $406,849,080)		$392,951,931

SHORT-TERM INVESTMENTS - 0.4%
Repurchase agreement - 0.4%
Repurchase Agreement with State Street Corp.
dated 09/30/2015 at 0.000% to be
repurchased at $1,566,000 on 10/01/2015,
collateralized by $1,445,000 U.S. Treasury
Notes, 3.500% due 05/15/2020 (valued at
$1,600,338, including interest)	$1,566,000	$1,566,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,566,000)		$1,566,000
Total Investments (Real Estate Securities Trust)
(Cost $408,415,080) - 99.2%		$394,517,931
Other assets and liabilities, net - 0.8%		3,276,284
TOTAL NET ASSETS - 100.0%		$397,794,215

Real Return Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 112.0%
U.S. Government - 109.8%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2023	$22,862,298	22,340,837
0.125%, 04/15/2018 (D)	619,308	618,695
0.250%, 01/15/2025	1,612,080	1,546,149
0.625%, 07/15/2021 to 02/15/2043	9,603,970	9,708,165
0.750%, 02/15/2042 to 02/15/2045	2,599,056	2,262,466
1.250%, 07/15/2020	547,130	574,529
1.375%, 01/15/2020 to 02/15/2044	3,151,102	3,203,254
1.750%, 01/15/2028	7,210,176	7,975,320
2.000%, 01/15/2016	3,005,500	2,997,244
2.000%, 01/15/2026 (D)	1,082,012	1,214,784
2.125%, 01/15/2019 to 02/15/2040	2,333,131	2,498,314
2.375%, 01/15/2025 to 01/15/2027	19,719,162	22,812,901
2.500%, 07/15/2016	567,106	576,498
3.625%, 04/15/2028	132,774	176,064
3.875%, 04/15/2029	1,001,507	1,381,220
U.S. Treasury Bonds
2.875%, 08/15/2045	140,000	140,015
3.000%, 11/15/2044 (D)	100,000	102,190
3.000%, 05/15/2045	710,000	727,122
U.S. Treasury Notes
2.000%, 07/31/2022	900,000	915,563
2.125%, 05/15/2025	1,600,000	1,610,187
		83,381,517

The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 2.2%
Federal National Mortgage Association
3.000%, 08/01/2043		$1,649,369	$1,676,429
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $89,368,197)			$85,057,946

FOREIGN GOVERNMENT
OBLIGATIONS - 11.7%
France - 0.2%
Government of France
0.250%, 07/25/2018	EUR	103,810	119,505
Germany - 1.4%
Federal Republic of Germany, Inflation
Linked Bond
0.750%, 04/15/2018		954,342	1,098,155
Italy - 3.5%
Republic of Italy
1.700%, 09/15/2018		302,607	357,082
2.100%, 09/15/2021		183,768	226,267
2.250%, 04/22/2017		602,772	691,395
2.350%, 09/15/2024 (S)		912,466	1,152,238
2.550%, 09/15/2041		184,289	249,011
			2,675,993
Mexico - 1.5%
Government of Mexico
3.270%, 01/04/2018 (P)	MXN	2,900,000	173,132
4.000%, 11/15/2040 to 11/08/2046		9,322,800	585,343
4.500%, 12/04/2025 to 11/22/2035		4,542,993	303,966
4.750%, 06/14/2018		1,787,000	106,099
			1,168,540
New Zealand - 0.6%
Dominion of New Zealand, Index
Linked Bond
2.000%, 09/20/2025	NZD	600,000	393,891
3.000%, 09/20/2030		100,000	71,628
			465,519
Spain - 1.9%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	100,000	119,469
Kingdom of Spain
0.550%, 11/30/2019 (S)		219,804	250,448
1.000%, 11/30/2030 (S)		99,637	106,358
2.750%, 10/31/2024 (S)		200,000	241,007
4.400%, 10/31/2023 (S)		300,000	404,736
5.400%, 01/31/2023 (S)		200,000	283,596
			1,405,614
United Kingdom - 2.6%
Government of United Kingdom, Inflation
Linked Bond
0.125%, 03/22/2024 to 03/22/2068	GBP	1,107,717	1,847,080
0.375%, 03/22/2062		43,864	114,788
			1,961,868
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,895,365)			$8,895,194

CORPORATE BONDS - 8.8%
Consumer discretionary - 1.1%
CCO Safari II LLC
4.464%, 07/23/2022 (S)		$400,000	399,991

Real Return Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The Home Depot, Inc.
2.625%, 06/01/2022		$400,000	$399,875
			799,866
Energy - 2.1%
Petrobras Global Finance BV
2.429%, 01/15/2019 (P)		100,000	69,000
2.694%, 03/17/2017 (P)		700,000	602,000
4.375%, 05/20/2023		200,000	130,500
Sabine Pass LNG LP
7.500%, 11/30/2016		800,000	818,000
			1,619,500
Financials - 5.2%
Ally Financial, Inc.
3.600%, 05/21/2018		800,000	791,000
Banca Monte dei Paschi di Siena SpA
3.625%, 04/01/2019	EUR	300,000	336,936
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)		200,000	207,836
Bank of America Corp.
3.875%, 08/01/2025		$400,000	405,605
Bank of New York Mellon Corp.
1.191%, 08/17/2020 (P)		100,000	100,282
Bankia SA
3.500%, 12/14/2015 to 01/17/2019	EUR	200,000	227,771
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)		300,000	354,076
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$200,000	208,309
BPE Financiaciones SA
2.500%, 02/01/2017	EUR	100,000	113,561
2.875%, 05/19/2016		100,000	113,113
Citigroup, Inc.
0.820%, 05/01/2017 (P)		$100,000	99,682
Depfa ACS Bank
4.875%, 10/28/2015		400,000	401,156
Eksportfinans ASA
2.375%, 05/25/2016		100,000	100,140
Intesa Sanpaolo SpA
3.125%, 01/15/2016		100,000	100,537
Lloyds Bank PLC
1.750%, 05/14/2018		150,000	149,708
3.500%, 05/14/2025		50,000	49,535
UBS AG (7.250% to 02/22/2017, then
5 Year U.S. Swap Rate + 6.061%)
02/22/2022		200,000	208,074
			3,967,321
Industrials - 0.3%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	200,000	187,164
Information technology - 0.1%
HP Enterprise Company
2.450%, 10/05/2017 (S)		$50,000	49,972
2.850%, 10/05/2018 (S)		50,000	49,936
			99,908
TOTAL CORPORATE BONDS (Cost $7,081,688)			$6,673,759

The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.6%
Commercial and residential - 4.6%
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.664%, 06/24/2050 (P)(S)		$217,095	$223,193
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
5.345%, 03/26/2037 (P)(S)		74,482	72,395
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		159,889	165,788
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.591%, 05/25/2033 (P)		77,412	77,724
Series 2005-1, Class 2A1,
2.647%, 03/25/2035 (P)		31,822	30,830
Series 2005-1, Class 4A1,
2.742%, 03/25/2035 (P)		145,344	135,433
CHL Mortgage Pass Through Trust
Series 2003-HYB3, Class 7A1,
2.617%, 11/19/2033 (P)		24,347	23,951
Series 2004-J9, Class 2A5,
5.500%, 01/25/2035		294,682	299,732
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
2.070%, 09/25/2035 (P)		41,255	40,025
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.364%, 05/25/2047 (P)		413,049	355,008
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		68,956	70,405
Granite Mortgages PLC, Series 2004-3,
Class 3A2 0.966%, 09/20/2044 (P)	GBP	26,650	40,221
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.634%, 06/25/2045 (P)		$267,480	235,231
Grifonas Finance PLC, Series 1, Class A
0.319%, 08/28/2039 (P)	EUR	272,403	216,144
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
2.813%, 01/25/2035 (P)		$20,161	19,249
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.796%, 11/25/2035 (P)		60,003	53,942
JPMorgan Mortgage Trust
Series 2005-A6, Class 2A1,
2.775%, 08/25/2035 (P)		51,467	50,743
Series 2007-A1, Class 1A1,
2.755%, 07/25/2035 (P)		51,953	51,998
Marche M5 SRL, Series 5, Class A
0.381%, 10/27/2065 (P)	EUR	17,388	19,402
Marche Mutui 4 SRL, Series 4, Class A
0.342%, 02/25/2055 (P)		25,457	27,898
Marche Mutui SRL, Series 6, Class A1
2.231%, 01/27/2064 (P)		60,829	69,064
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.152%, 12/25/2033 (P)		$83,688	81,667
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.653%, 10/07/2020 (P)		125,840	126,459
Series 2010-R3, Class 2A,
0.763%, 12/08/2020 (P)		190,133	191,405

Real Return Bond Trust (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
RBSCF Trust, Series 2010-RR4,
Class CMLA
6.230%, 12/16/2049 (P)(S)		$78,890	$81,429
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.416%, 07/20/2036 (P)		60,394	56,212
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A2,
2.560%, 02/25/2034 (P)		145,019	144,177
Series 2004-18, Class 5A,
2.585%, 12/25/2034 (P)		77,738	75,690
Series 2004-19, Class 2A1,
1.597%, 01/25/2035 (P)		102,359	81,312
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.876%, 10/19/2034 (P)		120,685	115,412
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.399%, 11/25/2042 (P)		19,324	18,076
Series 2005-AR10, Class 3A1,
2.764%, 08/25/2035 (P)		5,515	5,216
Series 2005-AR15, Class A1A1,
0.454%, 11/25/2045 (P)		130,563	122,163
Series 2006-AR17, Class 1A1A,
0.993%, 12/25/2046 (P)		117,085	106,534
U.S. Government Agency - 1.0%
Federal Home Loan Mortgage Corp.
Series 278, Class F1,
0.657%, 09/15/2042 (P)		324,475	327,512
Series 3172, Class FK,
0.657%, 08/15/2033 (P)		94,068	94,369
Federal National Mortgage Association
Series 2003-W8, Class 3F2,
0.544%, 05/25/2042 (P)		51,839	51,881
Series 2004-63, Class FA,
0.344%, 08/25/2034 (P)		68,185	67,742
Series 2006-118, Class A2,
0.268%, 12/25/2036 (P)		55,886	55,809
Series 2013-M4, Class X1 IO,
4.079%, 02/25/2018		2,877,845	195,452
			792,765
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $4,446,704)		$	4,276,893

ASSET BACKED SECURITIES - 3.0%
Aquilae CLO II PLC, Series 2006-1X,
Class A 0.289%, 01/17/2023 (P)	EUR	26,647	29,567
Doral CLO II, Ltd., Series 2012-2A,
Class A1R 1.532%, 05/26/2023 (P)(S)		$234,546	233,143
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.494%, 04/25/2034 (P)		82,874	69,214
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.244%, 10/25/2036 (P)		5,021	2,744
LCM IX LP, Series 9A, Class A
1.486%, 07/14/2022 (P)(S)		304,400	302,925
Magi Funding PLC, Series 2010-1A,
Class A 0.331%, 04/11/2021 (P)(S)	EUR	16,946	18,931

The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
OneMain Financial Issuance Trust,
Series 2014-2, Class A
2.470%, 09/18/2024 (S)		$400,000	$399,969
Penta CLO SA, Series 2007-1X, Class A1
0.268%, 06/04/2024 (P)	EUR	108,368	119,408
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1
0.854%, 02/25/2035 (P)		$128,855	118,984
Symphony CLO III, Ltd., Series 2007-3A,
Class A1A 0.561%, 05/15/2019 (P)(S)		322,493	320,335
United States Small Business
Administration, Series 2008-P1-A,
Class 1 5.902%, 02/10/2018		158,096	168,998
Venture VII CDO, Ltd., Series 2006-7A,
Class A1A 0.517%, 01/20/2022 (P)(S)		466,468	453,911
Wood Street CLO BV, Series II-A,
Class A1 0.280%, 03/29/2021 (P)(S)	EUR	18,436	20,448
TOTAL ASSET BACKED SECURITIES (Cost $2,268,756)			$2,258,577

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		440	4,026
TOTAL COMMON STOCKS (Cost $1,386)			$4,026

PURCHASED OPTIONS - 0.2%
Put options - 0.2%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
date: 11/20/2015; Strike
Price: $108.00) (I)		19,000	297
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures (Expiration
date: 11/20/2015; Strike
Price: $109.00) (I)		32,000	250
Exchange Traded Option on Eurodollar
Futures (Expiration date: 12/14/2015;
Strike Price: $99.38) (I)		127,500	319
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.950% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/15/2015; Strike Rate: 0.950%;
Counterparty: Citibank N.A.) (I)		5,400,000	679
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.950% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/15/2015; Strike Rate: 0.950%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		2,600,000	327
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
06/23/2016; Strike Rate: 1.000%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		5,900,000	8,747

Real Return Bond Trust (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
06/24/2016; Strike Rate: 1.000%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	5,900,000	$8,813
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/06/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	4,700,000	600
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/11/2016; Strike Rate: 1.500%;
Counterparty: Nomura
Global Finance) (I)	12,600,000	1,729
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/29/2016; Strike Rate: 1.500%;
Counterparty: Goldman Sachs
& Company) (I)	4,900,000	953
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/29/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	20,900,000	4,065
Over the Counter Option on 20 Year
Interest Rate Swap. Receive a fixed rate
of 3.065% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
10/05/2015; Strike Rate: 3.065%;
Counterparty: BNP Paribas) (I)	400,000	0
Over the Counter Option on 20 Year
Interest Rate Swap. Receive a fixed rate
of 3.065% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
10/05/2015; Strike Rate: 3.065%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	800,000	0
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.683% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/11/2017; Strike Rate: 2.683%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	1,000,000	106,047
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 3.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
02/08/2016; Strike Rate: 3.250%;
Counterparty: Deutsche
Bank Security) (I)	900,000	4,055
		136,881

The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Call options - 0.0%
Exchange Traded Option on U.S. Treasury
Bond Futures (Expiration date:
11/20/2015; Strike Price: $208.00) (I)		13,000	$203
Over the Counter on the EUR vs. USD
(Expiration Date: 11/06/2015; Strike
Price: $1.47; Counterparty: JPMorgan
Chase Bank) (I)		2,000,000	2
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.800% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 0.800%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		1,500,000	3,112
			3,317
TOTAL PURCHASED OPTIONS (Cost $242,900)			$140,198

SHORT-TERM INVESTMENTS - 43.4%
Certificate of deposit - 2.0%
Banco Bilbao Vizcaya Argentaria SA
0.976%, 10/23/2015*		$1,500,000	$1,499,822
Foreign government - 3.6%
Japan Treasury Discount Bill, 0.000%
12/28/2015*	JPY	330,000,000	2,750,954
U.S. Government - 0.9%
U.S. Treasury Bills
0.156%, 02/11/2016 (D)*		$361,000	360,960
0.200%, 02/04/2016 (D)*		268,000	267,978
			628,938
Repurchase agreement - 36.9%
Repurchase Agreement with Bank of
Nova Scotia dated 09/30/2015 at
0.270% to be repurchased at $7,500,056
on 10/01/2015, collateralized by
$7,178,000 U.S. Treasury Notes,
2.625% due 11/15/2020 (valued at
$7,671,846, including interest)		7,500,000	7,500,000
Repurchase Agreement with Credit Suisse
dated 09/30/2015 at 0.280% to be
repurchased at $7,500,058 on
10/01/2015, collateralized by
$7,649,000 U.S. Treasury Notes,
0.250% due 12/15/2015 (valued at
$7,658,944, including interest)		7,500,000	7,500,000
Repurchase Agreement with Deutsche
Bank dated 09/30/2015 at 0.250% to be
repurchased at $7,500,052 on
10/01/2015, collateralized by
$7,450,000 U.S. Treasury Notes,
2.000% due 09/30/2020 (valued at
$7,674,990, including interest)		7,500,000	7,500,000
Repurchase Agreement with JPMorgan
Chase & Co. dated 09/30/2015 at
0.280% to be repurchased at $4,000,031
on 10/01/2015, collateralized by
$4,088,000 U.S. Treasury Notes,
0.625% due 09/30/2017 (valued at
$4,088,000, including interest)		4,000,000	4,000,000

Real Return Bond Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State
Street Corp. dated 09/30/2015 at
0.000% to be repurchased at $1,525,000
on 10/01/2015, collateralized by
$1,535,000 U.S. Treasury Notes,
1.625% due 12/31/2019 (valued at
$1,560,021, including interest)	$1,525,000	$1,525,000
		28,025,000
TOTAL SHORT-TERM INVESTMENTS (Cost $32,903,762)		$32,904,714
Total Investments (Real Return Bond Trust)
(Cost $146,208,758) - 184.7%		$140,211,307
Other assets and liabilities, net - (84.7%)		(64,283,779)
TOTAL NET ASSETS - 100.0%		$75,927,528

SALE COMMITMENTS OUTSTANDING - (1.3)%
U.S. Government Agency - (1.3)%
Federal National Mortgage Association
3.000%, TBA (C)	(1,000,000)	(1,013,906)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(1,005,000))		$(1,013,906)

Science & Technology Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 94.2%
Consumer discretionary - 14.6%
Automobiles - 0.6%
Tesla Motors, Inc. (I)(L)	11,000	$2,732,400
Household durables - 0.5%
iRobot Corp. (I)(L)	76,700	2,235,038
Internet and catalog retail - 11.9%
Amazon.com, Inc. (I)	48,555	24,854,819
Ctrip.com International, Ltd., ADR (I)	27,600	1,743,768
Etsy, Inc. (I)(L)	16,500	225,885
Expedia, Inc.	26,490	3,117,343
Flipkart Limited (I)(R)	490	69,698
JD.com, Inc., ADR (I)	164,700	4,292,082
Netflix, Inc. (I)	30,895	3,190,218
The Priceline Group, Inc. (I)	9,315	11,521,351
Vipshop Holdings, Ltd., ADR (I)(L)	322,500	5,418,000
		54,433,164
Media - 1.6%
Comcast Corp., Class A	13,750	782,100
News Corp., Class A	294,500	3,716,590
Twenty-First Century Fox, Inc., Class A	102,500	2,765,450
		7,264,140
		66,664,742
Financials - 0.4%
Real estate investment trusts - 0.4%
American Tower Corp.	19,600	1,724,408
Health care - 2.9%
Biotechnology - 0.4%
Grifols SA, ADR	59,700	1,814,880

The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies - 0.8%
Intuitive Surgical, Inc. (I)	7,500	$3,446,850
Health care technology - 1.0%
Veeva Systems, Inc., Class A (I)	201,900	4,726,479
Life sciences tools and services - 0.7%
Agilent Technologies, Inc.	93,500	3,209,855
		13,198,064
Industrials - 0.8%
Aerospace and defense - 0.5%
The Boeing Company	18,200	2,383,290
Electrical equipment - 0.1%
Nidec Corp.	6,000	412,596
Professional services - 0.2%
Verisk Analytics, Inc. (I)	9,360	691,798
		3,487,684
Information technology - 72.2%
Communications equipment - 2.5%
Cisco Systems, Inc.	112,625	2,956,406
Lumentum Holdings, Inc. (I)	22,620	383,409
Palo Alto Networks, Inc. (I)	42,495	7,309,140
Viavi Solutions, Inc. (I)	121,100	650,307
		11,299,262
Electronic equipment, instruments and components - 3.2%
CDW Corp.	35,545	1,452,369
Control4 Corp. (I)(L)	32,300	263,568
Corning, Inc.	25,485	436,303
Fitbit, Inc., Class A (I)(L)	7,480	281,921
Ingram Micro, Inc., Class A	34,440	938,146
IPG Photonics Corp. (I)	13,300	1,010,401
National Instruments Corp.	37,100	1,031,009
RealD, Inc. (I)	197,100	1,894,131
TE Connectivity, Ltd.	54,800	3,281,972
Tech Data Corp. (I)	14,305	979,893
Trimble Navigation, Ltd. (I)	186,700	3,065,614
		14,635,327
Internet software and services - 19.2%
58.com, Inc., ADR (I)(L)	87,500	4,116,875
Alibaba Group Holding, Ltd., ADR (I)	19,700	1,161,709
Angie’s List, Inc. (I)(L)	177,816	896,193
Baidu, Inc., ADR (I)	88,250	12,126,433
Coupons.com, Inc. (I)(L)	38,522	346,698
Criteo SA, ADR (I)	152,140	5,711,336
Dropbox, Inc., Class B (I)(R)	7,441	116,749
eBay, Inc. (I)	33,875	827,905
Facebook, Inc., Class A (I)	168,755	15,171,075
Google, Inc., Class A (I)	8,715	5,563,395
Google, Inc., Class C (I)	23,063	14,031,990
GrubHub, Inc. (I)	13,902	338,375
LinkedIn Corp., Class A (I)	25,100	4,772,263
MercadoLibre, Inc. (L)	38,400	3,496,704
NAVER Corp.	798	345,882
NetEase, Inc., ADR	40,980	4,922,518
Tencent Holdings, Ltd.	267,900	4,515,881
VeriSign, Inc. (I)(L)	14,000	987,840
Yahoo!, Inc. (I)	199,900	5,779,109
Yandex NV, Class A (I)	168,300	1,805,859
Youku Tudou, Inc., Class A (I)	10	10
		87,034,799

Science & Technology Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services - 8.1%
Accenture PLC, Class A	31,290	$3,074,555
Automatic Data Processing, Inc.	29,400	2,362,584
Cognizant Technology
Solutions Corp., Class A (I)	100,535	6,294,496
Computer Sciences Corp.	3,800	233,244
Fidelity National Information Services, Inc.	47,030	3,154,772
Fiserv, Inc. (I)	29,775	2,578,813
Global Payments, Inc.	8,255	947,096
MasterCard, Inc., Class A	72,545	6,537,755
Total System Services, Inc.	20,770	943,581
Vantiv, Inc., Class A (I)	20,790	933,887
Visa, Inc., Class A	142,580	9,932,123
		36,992,906
Semiconductors and semiconductor equipment - 12.7%
Altera Corp.	13,400	671,072
Applied Materials, Inc.	236,800	3,478,592
ARM Holdings PLC, ADR	35,000	1,513,750
ASML Holding NV (L)	11,800	1,038,164
Atmel Corp.	333,200	2,688,924
Avago Technologies, Ltd.	36,215	4,527,237
Intel Corp.	395,169	11,910,394
Lam Research Corp.	58,775	3,839,771
Micron Technology, Inc. (I)	349,935	5,242,026
Microsemi Corp. (I)	38,500	1,263,570
Semtech Corp. (I)	55,200	833,520
SK Hynix, Inc.	349,727	9,974,389
Skyworks Solutions, Inc.	129,615	10,914,879
STR Holdings, Inc.	65,100	24,738
		57,921,026
Software - 16.5%
Adobe Systems, Inc. (I)	51,480	4,232,686
Atlassian, Inc. (I)(R)	2,771	53,813
Atlassian, Inc., Class A (I)(R)	1,909	37,073
Atlassian, Inc., Class A Ordinary (I)(R)	9,968	193,579
Atlassian, Inc., Series 1 (I)(R)	4,864	94,459
Atlassian, Inc., Series 2 (I)(R)	13,022	252,887
Atlassian, Inc., Series A (I)(R)	9,630	187,015
Autodesk, Inc. (I)	18,277	806,747
Electronic Arts, Inc. (I)	28,760	1,948,490
Fleetmatics Group PLC (I)(L)	27,500	1,349,975
Fortinet, Inc. (I)	84,770	3,601,030
Imperva, Inc. (I)	62,350	4,082,678
Interactive Intelligence Group, Inc. (I)	37,300	1,108,183
Intuit, Inc.	57,400	5,094,250
Microsoft Corp.	561,950	24,871,901
Oracle Corp.	61,345	2,215,781
Proofpoint, Inc. (I)	63,980	3,859,274
Qlik Technologies, Inc. (I)	37,200	1,355,940
Red Hat, Inc. (I)	116,200	8,352,456
salesforce.com, Inc. (I)	104,400	7,248,492
ServiceNow, Inc. (I)	59,005	4,097,897
		75,044,606
Technology hardware, storage and peripherals - 10.0%
Apple, Inc.	100,560	11,091,768
Dell, Inc. (I)(R)	458,900	7,050,690
Quanta Computer, Inc.	638,000	1,110,521
SanDisk Corp.	187,400	10,181,442
Seagate Technology PLC (L)	186,000	8,332,800
Stratasys, Ltd. (I)(L)	150,600	3,989,394

The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Western Digital Corp.	45,300	$3,598,632
		45,355,247
		328,283,173
Telecommunication services - 3.3%
Wireless telecommunication services - 3.3%
SoftBank Group Corp.	194,400	8,989,013
T-Mobile US, Inc. (I)	151,375	6,026,239
		15,015,252
		15,015,252
TOTAL COMMON STOCKS (Cost $438,663,717)		$428,373,323

PREFERRED SECURITIES - 0.8%
Consumer discretionary - 0.1%
Internet and catalog retail - 0.1%
Flipkart Limited, Series A (I)(R)	168	23,896
Flipkart Limited, Series C (I)(R)	295	41,961
Flipkart Limited, Series E (I)(R)	549	78,090
Flipkart Limited, Series G (I)(R)	3,152	448,340
		592,287
		592,287
Information technology - 0.7%
Internet software and services - 0.5%
Airbnb, Inc., Series E (I)(R)	8,624	802,846
Dropbox, Inc., Series A (I)(R)	9,241	144,991
Dropbox, Inc., Series A1 (I)(R)	89,006	1,396,504
		2,344,341
Software - 0.2%
Cloudera, Inc., Series F (I)(R)	21,227	635,112
		2,979,453
TOTAL PREFERRED SECURITIES (Cost $2,493,810)		$3,571,740

SECURITIES LENDING COLLATERAL - 5.2%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	2,348,688	23,499,326
TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,499,100)		$23,499,326

SHORT-TERM INVESTMENTS - 2.7%
Money market funds - 0.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,000,000	1,000,000
T.Rowe Price Reserve Investment
Fund, 0.1013% (Y)	2,966,706	2,966,706
		3,966,706

Science & Technology Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 1.9%
Repurchase Agreement with State Street Corp.
dated 09/30/2015 at 0.000% to be
repurchased at $8,557,000 on 10/01/2015,
collateralized by $8,685,000 U.S. Treasury
Notes, 1.375% due 05/31/2020 (valued at
$8,728,425, including interest)	$8,557,000	$8,557,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,523,706)		$12,523,706
Total Investments (Science & Technology Trust)
(Cost $477,180,333) - 102.9%		$467,968,095
Other assets and liabilities, net - (2.9%)		(13,153,046)
TOTAL NET ASSETS - 100.0%		$454,815,049

Short Term Government Income Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 91.8%
U.S. Government - 22.3%
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	$8,160,000	8,146,496
0.750%, 06/30/2017 to 03/31/2018	20,420,000	20,452,454
0.875%, 02/28/2017 to 07/15/2018	46,295,000	46,476,468
1.375%, 09/30/2020	1,585,000	1,584,753
1.625%, 06/30/2020	6,330,000	6,411,018
		83,071,189
U.S. Government Agency - 69.5%
Federal Agricultural Mortgage Corp.
1.750%, 06/15/2020	6,225,000	6,273,580
2.000%, 07/27/2016	14,619,000	14,806,898
5.125%, 04/19/2017 (S)	40,123,000	42,792,825
Federal Farm Credit Bank
0.900%, 12/26/2017	3,890,000	3,882,986
1.240%, 11/13/2018	18,275,000	18,274,159
1.480%, 01/22/2019	6,215,000	6,232,495
1.540%, 04/01/2019	7,455,000	7,486,400
1.850%, 06/08/2020	4,000,000	4,020,968
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	16,555,000	16,556,388
1.130%, 03/27/2018	9,000,000	8,990,199
1.150%, 07/25/2018	9,910,000	9,910,535
Federal Home Loan Mortgage Corp.
1.100%, 05/07/2018	9,395,000	9,357,486
1.250%, 05/25/2018	14,200,000	14,220,888
2.200%, 09/01/2042 (P)	1,015,813	1,043,077
2.459%, 09/01/2039 (P)	502,368	537,346
2.593%, 01/01/2044 (P)	2,381,708	2,448,554
2.992%, 03/01/2044 (P)	1,313,072	1,363,750
5.500%, 07/01/2037 to 07/01/2040	4,830,685	5,412,754
7.000%, 04/01/2018 to 04/01/2032	3,724	4,076
Federal National Mortgage Association
1.000%, 12/12/2017 to 12/28/2017	13,630,000	13,636,481
2.184%, 09/01/2043 (P)	2,490,085	2,537,991
2.348%, 09/01/2041 (P)	3,008,496	3,217,963
2.382%, 04/01/2042 (P)	2,533,511	2,660,067
2.500%, 10/01/2027	3,163,477	3,248,742
2.504%, 02/01/2042 (P)	4,433,748	4,669,355
2.918%, 03/01/2044 (P)	1,254,541	1,302,555

The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
3.500%, 12/01/2025	$1,904,092	$2,014,693
5.500%, 03/01/2035 to 08/01/2040	3,816,790	4,289,614
6.500%, 01/01/2039	4,693,881	5,424,182
7.000%, 08/01/2025 to 01/01/2029	3,081	3,588
7.500%, 01/01/2031	691	833
8.000%, 11/01/2020 to 01/01/2031	2,173	2,566
11.500%, 09/01/2019	18	18
Government National Mortgage Association
7.500%, 02/15/2022 to 03/15/2027	755	881
Tennessee Valley Authority
1.750%, 10/15/2018	6,485,000	6,612,080
3.875%, 02/15/2021	13,050,000	14,470,662
4.500%, 04/01/2018	10,349,000	11,250,077
5.500%, 07/18/2017	8,613,000	9,345,269
6.250%, 12/15/2017	700,000	781,362
		259,084,343
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $339,596,934)		$342,155,532

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.1%
U.S. Government Agency - 5.1%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	88,024	90,132
Series K017, Class X1 IO,
1.570%, 12/25/2021	5,507,621	391,757
Series K018, Class X1 IO,
1.576%, 01/25/2022	4,763,851	341,635
Series K022, Class X1 IO,
1.417%, 07/25/2022	12,428,759	877,943
Series K026, Class X1 IO,
1.167%, 11/25/2022	5,788,062	346,444
Series K038, Class X1 IO,
1.352%, 03/25/2024	8,757,568	706,333
Series K704, Class X1 IO,
2.123%, 08/25/2018	18,066,277	862,520
Series K706, Class X1 IO,
1.710%, 10/25/2018	5,980,720	251,035
Series K707, Class X1 IO,
1.678%, 12/25/2018	4,912,663	209,908
Series K709, Class X1 IO,
1.661%, 03/25/2019	6,528,120	298,289
Series K710, Class X1 IO,
1.904%, 05/25/2019	5,165,339	280,752
Series K711, Class X1 IO,
1.824%, 07/25/2019	7,757,134	412,455
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	4,291,033	4,579,356
Series 2014-28, Class BD,
3.500%, 08/25/2043	7,809,261	8,312,771
Series 2003-W14, Class 2A,
3.569%, 01/25/2043 (P)	735,408	748,565
Government National Mortgage Association,
Series 2012-114, Class IO
0.920%, 01/16/2053	3,520,607	258,800
		18,968,695
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $18,591,629)		$18,968,695

Short Term Government Income Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.0%
Repurchase agreement - 1.0%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2015 at 0.090% to be
repurchased at $2,475,006 on 10/01/2015,
collateralized by $2,426,700 U.S. Treasury
Notes, 2.250% due 11/30/2017 (valued at
$2,524,528, including interest)	$2,475,000	$2,475,000
Repurchase Agreement with State Street Corp.
dated 09/30/2015 at 0.000% to be
repurchased at $1,187,000 on 10/01/2015,
collateralized by $1,195,000 U.S. Treasury
Notes, 1.625% due 12/31/2019 (valued at
$1,214,479, including interest)	1,187,000	1,187,000
		3,662,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,662,000)		$3,662,000
Total Investments (Short Term Government Income Trust)
(Cost $361,850,563) - 97.9%		$364,786,227
Other assets and liabilities, net - 2.1%		7,732,693
TOTAL NET ASSETS - 100.0%		$372,518,920

Small Cap Growth Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 93.5%
Consumer discretionary - 15.7%
Hotels, restaurants and leisure - 7.4%
Buffalo Wild Wings, Inc. (I)	12,667	$2,450,176
ClubCorp Holdings, Inc.	179,571	3,853,594
Diamond Resorts International, Inc. (I)	317,901	7,435,704
Jack in the Box, Inc.	76,352	5,882,158
Panera Bread Company, Class A (I)	30,767	5,950,645
Texas Roadhouse, Inc.	139,207	5,178,500
		30,750,777
Internet and catalog retail - 1.0%
HSN, Inc.	68,296	3,909,263
Media - 2.0%
IMAX Corp. (I)	242,364	8,189,480
Specialty retail - 1.1%
CST Brands, Inc.	73,046	2,458,728
Rent-A-Center, Inc.	93,349	2,263,713
		4,722,441
Textiles, apparel and luxury goods - 4.2%
Crocs, Inc. (I)	202,847	2,621,797
Kate Spade & Company (I)	145,251	2,775,747
Samsonite International SA	1,159,500	3,789,102
Skechers U.S.A., Inc., Class A (I)	17,280	2,316,902
Steven Madden, Ltd. (I)	161,840	5,926,581
		17,430,129
		65,002,090
Consumer staples - 1.4%
Food products - 1.4%
Freshpet, Inc. (I)(L)	131,031	1,375,826
Nomad Foods, Ltd. (I)	235,094	3,703,186

The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
SunOpta, Inc. (I)	161,548	$785,123
		5,864,135
		5,864,135
Energy - 1.6%
Oil, gas and consumable fuels - 1.6%
Diamondback Energy, Inc. (I)	49,466	3,195,504
RSP Permian, Inc. (I)	163,244	3,305,691
		6,501,195
Financials - 12.8%
Banks - 3.5%
Associated Banc-Corp.	301,273	5,413,876
PrivateBancorp, Inc.	149,673	5,736,966
United Community Banks, Inc.	165,037	3,373,356
		14,524,198
Capital markets - 1.7%
Financial Engines, Inc. (L)	60,861	1,793,574
HFF, Inc., Class A	87,533	2,955,114
WisdomTree Investments, Inc. (L)	139,032	2,242,586
		6,991,274
Diversified financial services - 1.0%
MarketAxess Holdings, Inc.	45,737	4,248,053
Insurance - 3.0%
Assurant, Inc.	50,732	4,008,335
Assured Guaranty, Ltd.	99,807	2,495,175
First American Financial Corp.	151,492	5,918,792
		12,422,302
Real estate investment trusts - 1.4%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	169,410	2,917,240
Pebblebrook Hotel Trust	77,944	2,763,115
		5,680,355
Real estate management and development - 1.3%
Kennedy-Wilson Holdings, Inc.	250,030	5,543,165
Thrifts and mortgage finance - 0.9%
EverBank Financial Corp.	186,512	3,599,682
		53,009,029
Health care - 23.4%
Biotechnology - 9.4%
Achillion Pharmaceuticals, Inc. (I)(L)	192,615	1,330,970
Agios Pharmaceuticals, Inc. (I)(L)	32,564	2,298,693
Anacor Pharmaceuticals, Inc. (I)	43,292	5,095,901
BioCryst Pharmaceuticals, Inc. (I)	236,306	2,693,888
Cepheid, Inc. (I)	75,045	3,392,034
Five Prime Therapeutics, Inc. (I)	84,170	1,295,376
Flexion Therapeutics, Inc. (I)(L)	85,783	1,274,735
Galapagos NV, ADR (I)(L)	42,040	1,711,448
Ironwood Pharmaceuticals, Inc. (I)	158,095	1,647,350
Novavax, Inc. (I)	351,613	2,485,904
Otonomy, Inc. (I)	77,607	1,382,181
Portola Pharmaceuticals, Inc. (I)	92,369	3,936,767
PTC Therapeutics, Inc. (I)	68,278	1,823,023
TESARO, Inc. (I)(L)	57,911	2,322,231
Ultragenyx Pharmaceutical, Inc. (I)	40,825	3,931,856
Zafgen, Inc. (I)	75,947	2,426,507
		39,048,864

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies - 5.5%
Cardiovascular Systems, Inc. (I)	80,577	$1,276,340
Conformis, Inc. (I)(L)	13,140	237,308
DexCom, Inc. (I)	48,792	4,189,281
Endologix, Inc. (I)	217,308	2,664,196
HeartWare International, Inc. (I)(L)	64,753	3,387,229
Insulet Corp. (I)	230,648	5,976,090
LDR Holding Corp. (I)	147,399	5,089,687
		22,820,131
Health care providers and services - 4.9%
Acadia Healthcare Company, Inc. (I)	84,781	5,618,437
Adeptus Health, Inc., Class A (I)(L)	30,368	2,452,520
Envision Healthcare Holdings, Inc. (I)	140,699	5,176,316
LifePoint Health, Inc. (I)	43,349	3,073,444
Team Health Holdings, Inc. (I)	74,174	4,007,621
		20,328,338
Health care technology - 1.6%
Veeva Systems, Inc., Class A (I)	276,169	6,465,116
Pharmaceuticals - 2.0%
Aerie Pharmaceuticals, Inc. (I)(L)	108,869	1,931,336
Aratana Therapeutics, Inc. (I)	129,969	1,099,538
Intersect ENT, Inc. (I)	94,539	2,212,213
Relypsa, Inc. (I)	104,442	1,933,221
Tetraphase Pharmaceuticals, Inc. (I)(L)	116,520	869,239
		8,045,547
		96,707,996
Industrials - 12.4%
Aerospace and defense - 0.9%
Astronics Corp. (I)	44,713	1,807,747
DigitalGlobe, Inc. (I)	94,040	1,788,641
		3,596,388
Air freight and logistics - 0.5%
XPO Logistics, Inc. (I)(L)	85,762	2,043,708
Building products - 2.6%
Advanced Drainage Systems, Inc. (L)	184,335	5,332,812
Masonite International Corp. (I)	86,033	5,211,879
		10,544,691
Electrical equipment - 1.3%
Acuity Brands, Inc.	13,974	2,453,555
Generac Holdings, Inc. (I)(L)	103,432	3,112,269
		5,565,824
Machinery - 1.2%
Altra Industrial Motion Corp.	95,478	2,207,451
Watts Water Technologies, Inc., Class A	51,986	2,745,901
		4,953,352
Professional services - 3.0%
The Advisory Board Company (I)	126,033	5,739,543
TriNet Group, Inc. (I)	199,211	3,346,745
WageWorks, Inc. (I)	77,022	3,472,152
		12,558,440
Road and rail - 2.3%
Landstar System, Inc.	90,449	5,740,798
Swift Transportation Company (I)	249,260	3,743,885
		9,484,683
Trading companies and distributors - 0.6%
HD Supply Holdings, Inc. (I)	83,580	2,392,060
		51,139,146

The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology - 21.1%
Communications equipment - 1.6%
Arista Networks, Inc. (I)(L)	63,442	$3,882,016
Ciena Corp. (I)	138,382	2,867,275
		6,749,291
Internet software and services - 4.5%
Apigee Corp. (I)	85,716	896,482
comScore, Inc. (I)	61,655	2,845,378
CoStar Group, Inc. (I)	46,380	8,026,523
Demandware, Inc. (I)	42,133	2,177,433
GoDaddy, Inc., Class A (I)(L)	32,500	819,325
Zillow Group, Inc., Class A (I)(L)	45,652	1,311,582
Zillow Group, Inc., Class C (I)(L)	91,304	2,465,208
		18,541,931
IT services - 5.6%
Heartland Payment Systems, Inc.	64,615	4,071,391
MAXIMUS, Inc.	49,606	2,954,533
Virtusa Corp. (I)	90,512	4,644,171
WEX, Inc. (I)	50,803	4,411,733
WNS Holdings, Ltd., ADR (I)	256,025	7,155,899
		23,237,727
Semiconductors and semiconductor equipment - 2.5%
Entegris, Inc. (I)	154,589	2,039,029
Mellanox Technologies, Ltd. (I)	134,735	5,091,636
SunPower Corp. (I)(L)	164,539	3,297,362
		10,428,027
Software - 6.3%
DraftKings, Inc. (I)(R)	3,838	27,403
Fair Isaac Corp.	55,482	4,688,229
Fleetmatics Group PLC (I)(L)	67,379	3,307,635
Guidewire Software, Inc. (I)	63,913	3,360,546
HubSpot, Inc. (I)(L)	99,935	4,633,986
Telogis, Inc. (I)(R)	473,646	1,027,812
Tyler Technologies, Inc. (I)	34,527	5,155,226
Verint Systems, Inc. (I)	87,741	3,786,024
		25,986,861
Technology hardware, storage and peripherals - 0.6%
Nimble Storage, Inc. (I)(L)	106,071	2,558,433
		87,502,270
Materials - 5.1%
Chemicals - 1.0%
Platform Specialty Products Corp. (I)	14,480	183,172
Platform Specialty Products Corp. (I)	294,831	3,729,612
		3,912,784
Construction materials - 2.0%
Headwaters, Inc. (I)	449,525	8,451,070
Containers and packaging - 1.2%
Graphic Packaging Holding Company	383,977	4,911,066
Paper and forest products - 0.9%
KapStone Paper and Packaging Corp.	232,015	3,830,568
		21,105,488
TOTAL COMMON STOCKS (Cost $411,831,869)		$386,831,349

PREFERRED SECURITIES - 3.9%
Consumer discretionary - 0.3%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	26,954	1,132,607

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Information technology - 3.6%
Electronic equipment, instruments and components - 0.5%
Veracode, Inc. (I)(R)	65,609	$1,867,888
Internet software and services - 0.3%
DocuSign, Inc., Series B (I)(R)	2,936	56,057
DocuSign, Inc., Series B1 (I)(R)	880	16,802
DocuSign, Inc., Series D (I)(R)	2,110	40,286
DocuSign, Inc., Series E (I)(R)	54,573	1,041,968
DocuSign, Inc., Series F (I)(R)	8,212	156,793
		1,311,906
Software - 2.5%
Cloudera, Inc., Series F (I)(R)	79,228	2,370,502
DraftKings, Inc., Series D (I)(R)	96,835	691,402
DraftKings, Inc., Series D1 (I)(R)	90,109	690,722
MarkLogic Corp., Series F (I)(R)	153,423	1,781,885
Nutanix, Inc. (I)(R)	87,010	1,634,918
Telogis, Inc. (I)(R)	645,027	1,812,526
Zuora, Inc., Series F (I)(R)	403,708	1,533,808
		10,515,763
Technology hardware, storage and peripherals - 0.3%
Pure Storage, Inc., Series F (I)(R)	88,922	1,360,507
		15,056,064
TOTAL PREFERRED SECURITIES (Cost $13,063,286)		$16,188,671

SECURITIES LENDING COLLATERAL - 8.1%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	3,327,874	33,296,383
TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,295,877)		$33,296,383

SHORT-TERM INVESTMENTS - 2.2%
Repurchase agreement - 2.2%
Societe Generale SA Tri-Party Repurchase
Agreement dated 09/30/2015 at 0.150% to
be repurchased at $9,300,039 on
10/01/2015, collateralized by $1,620,400
U.S. Treasury Notes, 1.625% due
07/31/2020 (valued at $1,644,767, including
interest), $1,539,798 Federal National
Mortgage Association, 3.000% - 5.500% due
08/01/2018 to 05/01/2043 (valued at
$1,633,252, including interest), $50,000
Federal Home Loan Bank, 0.400% due
05/27/2016 (valued at $50,081, including
interest), $5,905,200 Federal Home Loan
Mortgage Corp., 2.810% due 03/01/2045
(valued at $6,157,981, including interest)	$9,300,000	$9,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,300,000)		$9,300,000
Total Investments (Small Cap Growth Trust)
(Cost $467,491,032) - 107.7%		$445,616,403
Other assets and liabilities, net - (7.7%)		(32,020,956)
TOTAL NET ASSETS - 100.0%		$413,595,447

The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.9%
Consumer discretionary - 14.2%
Auto components - 1.2%
American Axle &
Manufacturing Holdings, Inc. (I)	18,354	$365,979
Cooper Tire & Rubber Company	14,011	553,575
Cooper-Standard Holding, Inc. (I)	3,279	190,182
Dana Holding Corp.	39,681	630,134
Dorman Products, Inc. (I)(L)	6,555	333,584
Drew Industries, Inc.	5,857	319,851
Federal-Mogul Holdings Corp. (I)	8,266	56,457
Fox Factory Holding Corp. (I)	4,679	78,888
Gentherm, Inc. (I)	8,882	398,979
Horizon Global Corp. (I)	4,957	43,721
Metaldyne Performance Group, Inc.	2,793	58,681
Modine Manufacturing Company (I)	12,451	97,989
Motorcar Parts of America, Inc. (I)	4,496	140,905
Remy International, Inc.	6,977	204,077
Standard Motor Products, Inc.	4,900	170,912
Stoneridge, Inc. (I)	7,519	92,784
Strattec Security Corp.	1,034	65,204
Superior Industries International, Inc.	6,121	114,340
Tenneco, Inc. (I)	14,895	666,849
Tower International, Inc. (I)	5,347	127,045
		4,710,136
Automobiles - 0.0%
Winnebago Industries, Inc. (L)	6,675	127,826
Distributors - 0.3%
Core-Mark Holding Company, Inc.	5,673	371,298
Pool Corp.	10,637	769,055
VOXX International Corp. (I)	5,648	41,908
Weyco Group, Inc.	1,884	50,943
		1,233,204
Diversified consumer services - 1.1%
2U, Inc. (I)	5,899	211,774
American Public Education, Inc. (I)	4,459	104,564
Apollo Education Group, Inc. (I)	23,369	258,461
Ascent Capital Group, Inc., Class A (I)	3,442	94,242
Bright Horizons Family Solutions, Inc. (I)	9,074	582,914
Capella Education Company	3,105	153,760
Career Education Corp. (I)	18,472	69,455
Carriage Services, Inc.	4,045	87,332
Chegg, Inc. (I)(L)	19,209	138,497
DeVry Education Group, Inc.	15,625	425,156
Education Management Corp. (I)	5,432	329
Grand Canyon Education, Inc. (I)	11,611	441,102
Houghton Mifflin Harcourt Company (I)	33,586	682,132
K12, Inc. (I)	8,589	106,847
LifeLock, Inc. (I)(L)	23,278	203,915
Regis Corp. (I)	10,353	135,624
Sotheby’s (L)	15,212	486,480
Steiner Leisure, Ltd. (I)	3,176	200,660
Strayer Education, Inc. (I)	2,786	153,146
Weight Watchers International, Inc. (I)(L)	7,175	45,777
		4,582,167
Hotels, restaurants and leisure - 3.4%
Belmond, Ltd., Class A (I)	23,615	238,748
Biglari Holdings, Inc. (I)	400	146,296
BJ’s Restaurants, Inc. (I)	5,256	226,166
Bloomin’ Brands, Inc.	30,291	550,690
Bob Evans Farms, Inc.	5,614	243,367
Bojangles’, Inc. (I)(L)	2,183	36,893
Boyd Gaming Corp. (I)	19,442	316,905

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Bravo Brio Restaurant Group, Inc. (I)	4,227	$47,638
Buffalo Wild Wings, Inc. (I)	4,627	895,001
Caesars Acquisition Company, Class A (I)	11,487	81,558
Caesars Entertainment Corp. (I)(L)	13,902	81,883
Carrols Restaurant Group, Inc. (I)	9,544	113,574
Churchill Downs, Inc.	3,264	436,756
Chuy’s Holdings, Inc. (I)	4,120	117,008
ClubCorp Holdings, Inc.	10,763	230,974
Cracker Barrel Old Country Store, Inc. (L)	4,596	676,899
Dave & Buster’s Entertainment, Inc. (I)	5,621	212,642
Del Frisco’s Restaurant Group, Inc. (I)	6,325	87,854
Denny’s Corp. (I)	20,615	227,383
Diamond Resorts International, Inc. (I)	10,185	238,227
DineEquity, Inc.	4,065	372,598
El Pollo Loco Holdings, Inc. (I)	3,592	38,722
Eldorado Resorts, Inc. (I)	7,792	70,284
Fiesta Restaurant Group, Inc. (I)	6,612	299,986
International Speedway Corp., Class A	6,948	220,391
Interval Leisure Group, Inc.	9,801	179,946
Intrawest Resorts Holdings, Inc. (I)	5,224	45,240
Isle of Capri Casinos, Inc. (I)	5,590	97,490
J Alexander’s Holdings, Inc. (I)	3,372	33,619
Jack in the Box, Inc.	9,083	699,754
Jamba, Inc. (I)(L)	4,057	57,812
Kona Grill, Inc. (I)	2,351	37,028
Krispy Kreme Doughnuts, Inc. (I)	15,827	231,549
La Quinta Holdings, Inc. (I)	22,741	358,853
Marriott Vacations Worldwide Corp.	6,246	425,602
Monarch Casino & Resort, Inc. (I)	3,104	55,779
Morgans Hotel Group Company (I)	8,551	28,389
Noodles & Company (I)(L)	3,250	46,020
Papa John’s International, Inc.	7,041	482,168
Papa Murphy’s Holdings, Inc. (I)(L)	2,477	36,362
Penn National Gaming, Inc. (I)	19,448	326,337
Pinnacle Entertainment, Inc. (I)	14,726	498,328
Popeyes Louisiana Kitchen, Inc. (I)	5,624	316,969
Potbelly Corp. (I)(L)	5,836	64,254
Red Robin Gourmet Burgers, Inc. (I)	3,419	258,955
Ruby Tuesday, Inc. (I)	15,363	95,404
Ruth’s Hospitality Group, Inc.	8,744	142,003
Scientific Games Corp., Class A (I)(L)	12,621	131,889
SeaWorld Entertainment, Inc. (L)	16,466	293,259
Shake Shack, Inc., Class A (I)	1,467	69,536
Sonic Corp.	12,713	291,763
Speedway Motorsports, Inc.	3,276	59,132
Texas Roadhouse, Inc.	17,023	633,256
The Cheesecake Factory, Inc.	11,769	635,055
The Habit Restaurants, Inc., Class A (I)(L)	3,093	66,221
The Marcus Corp.	4,734	91,556
Vail Resorts, Inc.	8,847	926,104
Zoe’s Kitchen, Inc. (I)(L)	4,794	189,315
		14,113,390
Household durables - 1.3%
Bassett Furniture Industries, Inc.	2,832	78,871
Beazer Homes USA, Inc. (I)	8,149	108,626
Cavco Industries, Inc. (I)	2,238	152,385
Century Communities, Inc. (I)	3,907	77,554
CSS Industries, Inc.	2,656	69,959
Ethan Allen Interiors, Inc.	6,326	167,070
Flexsteel Industries, Inc.	1,618	50,563
Green Brick Partners, Inc. (I)	5,601	60,659
Helen of Troy, Ltd. (I)	6,943	620,010
Hooker Furniture Corp.	2,970	69,914

The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Hovnanian Enterprises, Inc., Class A (I)(L)	30,063	$53,212
Installed Building Products, Inc. (I)	4,812	121,647
iRobot Corp. (I)	7,407	215,840
KB Home (L)	19,902	269,672
La-Z-Boy, Inc.	12,520	332,531
LGI Homes, Inc. (I)(L)	3,579	97,313
Libbey, Inc.	5,530	180,333
M/I Homes, Inc. (I)	6,005	141,598
MDC Holdings, Inc.	9,442	247,192
Meritage Homes Corp. (I)	9,653	352,528
NACCO Industries, Inc., Class A	1,216	57,821
Skullcandy, Inc. (I)	6,322	34,961
Standard Pacific Corp. (I)	35,503	284,024
Taylor Morrison Home Corp., Class A (I)	7,939	148,142
The Ryland Group, Inc.	11,400	465,462
TRI Pointe Group, Inc. (I)	39,601	518,377
Universal Electronics, Inc. (I)	3,972	166,943
WCI Communities, Inc. (I)	3,759	85,066
William Lyon Homes, Class A (I)	4,788	98,633
ZAGG, Inc. (I)	7,800	52,962
		5,379,868
Internet and catalog retail - 0.7%
1-800-Flowers.com, Inc., Class A (I)	6,293	57,266
Blue Nile, Inc. (I)	3,038	101,895
Etsy, Inc. (I)(L)	5,113	69,997
FTD Companies, Inc. (I)	4,477	133,415
HSN, Inc.	7,945	454,772
Lands’ End, Inc. (I)(L)	4,125	111,416
Liberty TripAdvisor Holdings, Inc., Class A (I)	18,447	408,970
Nutrisystem, Inc.	7,126	188,982
Overstock.com, Inc. (I)	3,115	53,453
PetMed Express, Inc. (L)	5,316	85,588
Shutterfly, Inc. (I)	9,244	330,473
Travelport Worldwide, Ltd. (L)	25,776	340,759
Wayfair, Inc., Class A (I)(L)	4,975	174,424
zulily, Inc., Class A (I)	16,208	282,019
		2,793,429
Leisure products - 0.3%
Arctic Cat, Inc.	3,369	74,724
Black Diamond, Inc. (I)	6,175	38,779
Callaway Golf Company	19,818	165,480
Escalade, Inc.	3,072	48,538
JAKKS Pacific, Inc. (I)(L)	5,027	42,830
Malibu Boats, Inc., Class A (I)	4,791	66,978
Nautilus, Inc. (I)	7,822	117,330
Performance Sports Group, Ltd. (I)	11,359	152,438
Smith & Wesson Holding Corp. (I)	13,154	221,908
Sturm Ruger & Company, Inc.	4,583	268,976
		1,197,981
Media - 1.5%
AMC Entertainment Holdings, Inc., Class A	5,114	128,822
Carmike Cinemas, Inc. (I)	6,199	124,538
Central European Media
Enterprises, Ltd., Class A (I)(L)	21,505	46,451
Crown Media Holdings, Inc., Class A (I)	9,035	48,337
Cumulus Media, Inc., Class A (I)	39,500	27,800
Daily Journal Corp. (I)(L)	324	60,329
Dex Media, Inc. (I)(L)	3,692	498
DreamWorks Animation
SKG, Inc., Class A (I)(L)	18,631	325,111
Entercom Communications Corp., Class A (I)	6,989	71,008

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Entravision Communications Corp., Class A	16,525	$109,726
Eros International PLC (I)	6,993	190,140
Global Eagle Entertainment, Inc. (I)	11,677	134,052
Gray Television, Inc. (I)	15,692	200,230
Harte-Hanks, Inc.	13,714	48,410
IMAX Corp. (I)	14,725	497,558
Journal Media Group, Inc.	6,800	51,000
Loral Space & Communications, Inc. (I)	3,252	153,104
Martha Stewart Living
Omnimedia, Inc., Class A (I)	8,229	49,045
MDC Partners, Inc., Class A	10,771	198,510
Media General, Inc. (I)(L)	23,797	332,920
Meredith Corp. (L)	8,970	381,943
National CineMedia, Inc.	15,133	203,085
New Media Investment Group, Inc.	11,062	171,019
Nexstar Broadcasting Group, Inc., Class A	7,736	366,300
Reading International, Inc., Class A (I)	4,699	59,536
Rentrak Corp. (I)(L)	3,184	172,159
Scholastic Corp.	6,544	254,954
Sinclair Broadcast Group, Inc., Class A	16,271	411,982
The EW Scripps Company, Class A	14,649	258,848
The New York Times Company, Class A	33,778	398,918
Time, Inc.	26,487	504,577
Tribune Publishing Company	7,056	55,319
World Wrestling
Entertainment, Inc., Class A (L)	7,520	127,088
		6,163,317
Multiline retail - 0.4%
Big Lots, Inc.	13,145	629,908
Burlington Stores, Inc. (I)	18,379	938,064
Fred’s, Inc., Class A	9,423	111,663
Tuesday Morning Corp. (I)	11,265	60,944
		1,740,579
Specialty retail - 3.0%
Abercrombie & Fitch Company, Class A (L)	17,194	364,341
America’s Car-Mart, Inc. (I)	2,269	75,081
American Eagle Outfitters, Inc. (L)	47,566	743,457
Asbury Automotive Group, Inc. (I)	6,571	533,237
Ascena Retail Group, Inc. (I)	42,190	586,863
Barnes & Noble Education, Inc. (I)	8,004	101,731
Barnes & Noble, Inc.	12,600	152,586
Big 5 Sporting Goods Corp.	5,028	52,191
Boot Barn Holdings, Inc. (I)	3,116	57,428
Build-A-Bear Workshop, Inc. (I)	3,616	68,306
Caleres, Inc.	10,736	327,770
Chico’s FAS, Inc.	34,927	549,402
Citi Trends, Inc.	4,075	95,274
Conn’s, Inc. (I)(L)	6,742	162,078
Destination XL Group, Inc. (I)	11,469	66,635
Express, Inc. (I)	20,713	370,141
Five Below, Inc. (I)	13,391	449,670
Francesca’s Holdings Corp. (I)	10,720	131,106
Genesco, Inc. (I)	5,906	337,055
Group 1 Automotive, Inc.	5,683	483,907
Guess?, Inc.	15,070	321,895
Haverty Furniture Companies, Inc.	5,068	118,997
Hibbett Sports, Inc. (I)	6,162	215,732
Kirkland’s, Inc.	4,503	96,995
Lithia Motors, Inc., Class A	5,541	599,038
Lumber Liquidators Holdings, Inc. (I)(L)	6,861	90,154
MarineMax, Inc. (I)	6,514	92,043
Mattress Firm Holding Corp. (I)(L)	5,027	209,928

The accompanying notes are an integral part of the financial statements.	192

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Monro Muffler Brake, Inc.	7,834	$529,187
Outerwall, Inc. (L)	4,484	255,274
Party City Holdco, Inc. (I)	6,209	99,158
Pier 1 Imports, Inc. (L)	22,253	153,546
Rent-A-Center, Inc.	12,971	314,547
Restoration Hardware Holdings, Inc. (I)	8,154	760,850
Select Comfort Corp. (I)	12,875	281,705
Shoe Carnival, Inc.	3,820	90,916
Sonic Automotive, Inc., Class A	7,931	161,951
Sportsman’s Warehouse Holdings, Inc. (I)	4,634	57,091
Stage Stores, Inc.	8,105	79,753
Stein Mart, Inc.	7,769	75,204
The Buckle, Inc. (L)	6,894	254,871
The Cato Corp., Class A	6,538	222,488
The Children’s Place, Inc.	5,036	290,426
The Container Store Group, Inc. (I)(L)	4,186	58,939
The Finish Line, Inc., Class A	11,326	218,592
The Men’s Wearhouse, Inc.	11,758	499,950
The Pep Boys - Manny, Moe & Jack (I)	13,300	162,127
Tile Shop Holdings, Inc. (I)(L)	7,130	85,417
Vitamin Shoppe, Inc. (I)	7,283	237,717
West Marine, Inc. (I)	4,939	43,364
Winmark Corp.	633	65,148
Zumiez, Inc. (I)	5,616	87,778
		12,539,040
Textiles, apparel and luxury goods - 1.0%
Cherokee, Inc. (I)	2,348	36,441
Columbia Sportswear Company	7,025	413,000
Crocs, Inc. (I)	18,979	245,304
Culp, Inc.	2,657	85,210
Deckers Outdoor Corp. (I)	8,071	468,602
G-III Apparel Group, Ltd. (I)	9,777	602,850
Iconix Brand Group, Inc. (I)	11,867	160,442
Movado Group, Inc.	4,025	103,966
Oxford Industries, Inc.	3,580	264,490
Perry Ellis International, Inc. (I)	3,048	66,934
Sequential Brands Group, Inc. (I)(L)	6,301	91,175
Steven Madden, Ltd. (I)	13,759	503,855
Tumi Holdings, Inc. (I)	13,827	243,632
Unifi, Inc. (I)	3,716	110,774
Vera Bradley, Inc. (I)	5,434	68,523
Wolverine World Wide, Inc.	25,242	546,237
		4,011,435
		58,592,372
Consumer staples - 3.3%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	1,134	219,293
MGP Ingredients, Inc.	3,022	48,382
National Beverage Corp. (I)	2,887	88,718
The Boston Beer Company, Inc., Class A (I)	2,226	468,818
		825,211
Food and staples retailing - 0.9%
Casey’s General Stores, Inc.	9,468	974,447
Ingles Markets, Inc., Class A	3,291	157,409
Natural Grocers by Vitamin Cottage, Inc. (I)	2,378	53,957
PriceSmart, Inc.	4,773	369,144
Smart & Final Stores, Inc. (I)	6,159	96,758
SpartanNash Company	9,240	238,854
SUPERVALU, Inc. (I)	64,068	460,008
The Andersons, Inc.	7,082	241,213
The Chefs’ Warehouse, Inc. (I)	4,927	69,766

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
The Fresh Market, Inc. (I)	10,696	$241,623
United Natural Foods, Inc. (I)	12,281	595,751
Village Super Market, Inc., Class A	2,014	47,551
Weis Markets, Inc.	2,807	117,192
		3,663,673
Food products - 1.6%
Alico, Inc.	1,069	43,391
B&G Foods, Inc.	14,141	515,439
Boulder Brands, Inc. (I)(L)	14,058	115,135
Cal-Maine Foods, Inc. (L)	7,613	415,746
Calavo Growers, Inc.	3,632	162,132
Darling Ingredients, Inc. (I)	40,547	455,748
Dean Foods Company	23,102	381,645
Diamond Foods, Inc. (I)	6,394	197,319
Farmer Brothers Company (I)	2,150	58,588
Fresh Del Monte Produce, Inc.	7,932	313,393
Freshpet, Inc. (I)(L)	5,560	58,380
Inventure Foods, Inc. (I)	5,930	52,658
J&J Snack Foods Corp.	3,638	413,495
John B. Sanfilippo & Son, Inc.	2,073	106,262
Lancaster Colony Corp.	4,456	434,371
Landec Corp. (I)	7,018	81,900
Limoneira Company (L)	3,503	58,605
Omega Protein Corp. (I)	5,670	96,220
Post Holdings, Inc. (I)	15,045	889,160
Sanderson Farms, Inc. (L)	5,414	371,238
Seaboard Corp. (I)	61	187,819
Seneca Foods Corp., Class A (I)	2,281	60,104
Snyder’s-Lance, Inc.	11,989	404,389
Tootsie Roll Industries, Inc. (L)	4,585	143,465
TreeHouse Foods, Inc. (I)	10,435	811,739
		6,828,341
Household products - 0.2%
Central Garden & Pet Company, Class A (I)	10,815	174,230
HRG Group, Inc. (I)	19,553	229,357
Orchids Paper Products Company	2,430	63,423
WD-40 Company	3,643	324,482
		791,492
Personal products - 0.2%
Elizabeth Arden, Inc. (I)(L)	7,216	84,355
Inter Parfums, Inc.	4,400	109,164
Medifast, Inc. (I)	2,821	75,772
Natural Health Trends Corp. (L)	1,952	63,791
Nutraceutical International Corp. (I)	2,336	55,153
Revlon, Inc., Class A (I)	2,972	87,525
USANA Health Sciences, Inc. (I)	1,386	185,766
		661,526
Tobacco - 0.2%
Universal Corp.	5,538	274,519
Vector Group, Ltd.	20,874	471,961
		746,480
		13,516,723
Energy - 2.8%
Energy equipment and services - 0.9%
Atwood Oceanics, Inc. (L)	15,809	234,131
Basic Energy Services, Inc. (I)(L)	11,655	38,462
Bristow Group, Inc.	8,564	224,034
C&J Energy Services, Ltd. (I)(L)	14,499	51,036
CARBO Ceramics, Inc. (L)	4,984	94,646

The accompanying notes are an integral part of the financial statements.	193

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Era Group, Inc. (I)	5,540	$82,934
Exterran Holdings, Inc.	17,107	307,926
Fairmount Santrol Holdings, Inc. (I)	16,539	44,655
Forum Energy Technologies, Inc. (I)	14,772	180,366
Geospace Technologies Corp. (I)	3,584	49,495
Gulfmark Offshore, Inc., Class A (L)	7,059	43,130
Helix Energy Solutions Group, Inc. (I)	26,355	126,240
Hornbeck Offshore Services, Inc. (I)(L)	8,011	108,389
Matrix Service Company (I)	6,745	151,560
McDermott International, Inc. (I)(L)	58,431	251,253
Natural Gas Services Group, Inc. (I)	3,376	65,157
Newpark Resources, Inc. (I)	21,023	107,638
Oil States International, Inc. (I)	12,735	332,766
Parker Drilling Company (I)	31,863	83,800
PHI, Inc. (I)	3,498	66,042
Pioneer Energy Services Corp. (I)	17,771	37,319
RigNet, Inc. (I)	3,120	79,560
SEACOR Holdings, Inc. (I)	4,419	264,300
Seventy Seven Energy, Inc. (I)(L)	16,105	22,225
Tesco Corp.	10,340	73,828
TETRA Technologies, Inc. (I)	19,746	116,699
Tidewater, Inc. (L)	11,664	153,265
U.S. Silica Holdings, Inc. (L)	13,274	187,031
Unit Corp. (I)	12,817	144,319
		3,722,206
Oil, gas and consumable fuels - 1.9%
Abraxas Petroleum Corp. (I)	26,988	34,545
Alon USA Energy, Inc.	7,602	137,368
Ardmore Shipping Corp.	4,712	56,921
Bill Barrett Corp. (I)(L)	13,654	45,058
Bonanza Creek Energy, Inc. (I)	13,065	53,175
Callon Petroleum Company (I)	16,680	121,597
Carrizo Oil & Gas, Inc. (I)	12,732	388,835
Clayton Williams Energy, Inc. (I)	1,565	60,738
Clean Energy Fuels Corp. (I)(L)	18,309	82,391
Cloud Peak Energy, Inc. (I)(L)	16,517	43,440
Contango Oil & Gas Company (I)	5,213	39,619
Delek US Holdings, Inc.	14,020	388,354
DHT Holdings, Inc.	22,767	168,931
Dorian LPG, Ltd. (I)	6,174	63,654
Eclipse Resources Corp. (I)(L)	13,819	26,947
Energy XXI, Ltd. (L)	27,696	29,081
EXCO Resources, Inc. (I)(L)	48,346	36,260
Frontline, Ltd. (I)(L)	28,068	75,503
GasLog, Ltd. (L)	10,258	98,682
Gastar Exploration, Inc. (I)	24,064	27,674
Green Plains, Inc.	9,354	182,029
Halcon Resources Corp. (I)(L)	93,162	49,376
Jones Energy, Inc., Class A (I)(L)	8,074	38,674
Magnum Hunter Resources Corp. (I)	63,921	21,733
Matador Resources Company (I)	18,062	374,606
Navios Maritime Acquisition Corp. (L)	20,613	72,558
Nordic American Tankers, Ltd. (L)	21,704	329,901
Northern Oil and Gas, Inc. (I)(L)	16,192	71,569
Oasis Petroleum, Inc. (I)(L)	34,399	298,583
Pacific Ethanol, Inc. (I)	8,175	53,056
Panhandle Oil and Gas, Inc., Class A	4,656	75,241
Par Petroleum Corp. (I)	3,964	82,570
Parsley Energy, Inc., Class A (I)	20,710	312,100
PDC Energy, Inc. (I)	9,848	522,042
Peabody Energy Corp. (I)(L)	69,055	95,296
Renewable Energy Group, Inc. (I)	11,265	93,274
REX American Resources Corp. (I)	1,647	83,371

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Rex Energy Corp. (I)(L)	13,685	$28,328
Ring Energy, Inc. (I)	6,600	65,142
RSP Permian, Inc. (I)	14,670	297,068
Sanchez Energy Corp. (I)(L)	13,997	86,082
SandRidge Energy, Inc. (I)(L)	117,596	31,751
Scorpio Tankers, Inc.	43,612	399,922
SemGroup Corp., Class A	10,773	465,825
Ship Finance International, Ltd. (L)	13,904	225,940
Solazyme, Inc. (I)(L)	21,923	57,000
Stone Energy Corp. (I)	15,188	75,332
Synergy Resources Corp. (I)	25,749	252,340
Teekay Tankers, Ltd., Class A	23,372	161,267
Triangle Petroleum Corp. (I)(L)	13,700	19,454
Ultra Petroleum Corp. (I)(L)	37,730	241,095
W&T Offshore, Inc. (L)	11,088	33,264
Western Refining, Inc.	17,362	766,011
Westmoreland Coal Company (I)(L)	4,959	69,872
		8,010,445
		11,732,651
Financials - 25.3%
Banks - 9.0%
1st Source Corp.	3,939	121,321
American National Bankshares, Inc.	2,237	52,458
Ameris Bancorp	7,889	226,809
Ames National Corp.	2,072	47,511
Arrow Financial Corp.	2,797	74,676
Banc of California, Inc.	9,202	112,909
BancFirst Corp.	1,709	107,838
Banco Latinoamericano de
Comercio Exterior SA	7,185	166,333
BancorpSouth, Inc.	23,290	553,603
Bank of Marin Bancorp	1,485	71,265
Bank of the Ozarks, Inc.	18,979	830,521
Banner Corp.	5,135	245,299
Bar Harbor Bankshares	2,127	68,043
BB&T Corp.	6,775	241,190
BBCN Bancorp, Inc.	19,433	291,884
Berkshire Hills Bancorp, Inc.	6,947	191,320
Blue Hills Bancorp, Inc.	8,004	110,855
BNC Bancorp	7,020	156,055
Boston Private Financial Holdings, Inc.	20,228	236,668
Bridge Bancorp, Inc.	3,796	101,391
Bryn Mawr Bank Corp.	4,536	140,934
Camden National Corp.	2,449	98,940
Capital Bank Financial Corp., Class A (I)	5,345	161,579
Cardinal Financial Corp.	7,929	182,446
Cathay General Bancorp	19,461	583,052
CenterState Banks, Inc.	11,608	170,638
Central Pacific Financial Corp.	5,600	117,432
Chemical Financial Corp.	8,008	259,059
Citizens & Northern Corp.	3,122	60,941
City Holding Company	3,698	182,311
CNB Financial Corp.	3,646	66,248
CoBiz Financial, Inc.	8,980	116,830
Columbia Banking System, Inc.	14,341	447,583
Community Bank Systems, Inc.	9,915	368,541
Community Trust Bancorp, Inc.	3,906	138,702
ConnectOne Bancorp, Inc.	7,673	148,089
CU Bancorp (I)	2,518	56,554
Customers Bancorp, Inc. (I)	6,433	165,328
CVB Financial Corp.	26,100	435,870
Eagle Bancorp, Inc. (I)	7,194	327,327

The accompanying notes are an integral part of the financial statements.	194

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Enterprise Financial Services Corp.	5,141	$129,399
Farmers Capital Bank Corp. (I)	2,296	57,056
FCB Financial Holdings, Inc., Class A (I)	6,702	218,619
Fidelity Southern Corp.	4,901	103,607
Financial Institutions, Inc.	4,425	109,652
First BanCorp (I)	29,038	103,375
First Bancorp North Carolina	4,944	84,048
First Bancorp, Inc.	2,408	45,993
First Busey Corp.	6,094	121,088
First Business Financial Services, Inc.	2,780	65,386
First Citizens BancShares, Inc., Class A	1,823	411,998
First Commonwealth Financial Corp.	21,619	196,517
First Community Bancshares, Inc.	4,114	73,641
First Connecticut Bancorp, Inc.	5,194	83,727
First Financial Bancorp	14,620	278,950
First Financial Bankshares, Inc. (L)	15,787	501,711
First Financial Corp.	3,110	100,609
First Interstate BancSystem, Inc., Class A	4,794	133,465
First Merchants Corp.	9,035	236,898
First Midwest Bancorp, Inc.	18,815	330,015
First NBC Bank Holding Company (I)	3,772	132,171
FirstMerit Corp.	40,188	710,122
Flushing Financial Corp.	7,858	157,317
FNB Corp.	41,612	538,875
Fulton Financial Corp.	42,477	513,972
German American Bancorp, Inc.	3,276	95,889
Glacier Bancorp, Inc.	18,592	490,643
Great Southern Bancorp, Inc.	2,753	119,205
Great Western Bancorp, Inc.	9,847	249,818
Guaranty Bancorp	4,423	72,847
Hancock Holding Company	18,986	513,571
Hanmi Financial Corp.	7,946	200,239
Heartland Financial USA, Inc.	4,300	156,047
Heritage Commerce Corp.	7,794	88,384
Heritage Financial Corp.	8,023	150,993
Heritage Oaks Bancorp	5,667	45,109
Hilltop Holdings, Inc. (I)	18,725	370,942
Home BancShares, Inc.	13,925	563,963
HomeTrust Bancshares, Inc. (I)	5,934	110,076
Horizon Bancorp	3,571	84,811
IBERIABANK Corp.	9,171	533,844
Independent Bank Corp. (Massachusetts) (L)	6,244	287,848
Independent Bank Corp. (Michigan)	6,675	98,523
Independent Bank Group, Inc.	2,568	98,688
International Bancshares Corp.	13,348	334,100
Investors Bancorp, Inc.	83,690	1,032,735
Lakeland Bancorp, Inc.	9,511	105,667
Lakeland Financial Corp.	4,101	185,160
LegacyTexas Financial Group, Inc.	11,724	357,348
MainSource Financial Group, Inc.	5,682	115,686
MB Financial, Inc.	18,239	595,321
Mercantile Bank Corp.	4,775	99,225
Metro Bancorp, Inc.	3,362	98,809
MidWestOne Financial Group, Inc.	1,753	51,293
National Bank Holdings Corp., Class A	8,639	177,359
National Bankshares, Inc. (L)	1,684	52,389
National Penn Bancshares, Inc.	33,722	396,234
NBT Bancorp, Inc.	10,447	281,442
NewBridge Bancorp	8,452	72,096
OFG Bancorp (L)	11,226	98,003
Old National Bancorp	28,691	399,666
Old Second Bancorp, Inc. (I)	9,644	60,082
Opus Bank	2,536	96,977

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pacific Continental Corp.	6,356	$84,598
Pacific Premier Bancorp, Inc. (I)	5,961	121,128
Park National Corp.	2,709	244,406
Park Sterling Corp.	11,240	76,432
Peapack Gladstone Financial Corp.	4,411	93,381
Penns Woods Bancorp, Inc.	1,425	58,311
Peoples Bancorp, Inc.	5,061	105,218
Peoples Financial Services Corp. (L)	1,892	66,088
Pinnacle Financial Partners, Inc.	8,824	435,994
Preferred Bank	3,280	103,648
PrivateBancorp, Inc.	19,194	735,706
Prosperity Bancshares, Inc.	16,882	829,075
QCR Holdings, Inc.	3,466	75,801
Renasant Corp.	9,522	312,798
Republic Bancorp, Inc., Class A	2,469	60,614
S&T Bancorp, Inc.	8,434	275,117
Sandy Spring Bancorp, Inc.	6,101	159,724
Seacoast Banking Corp. of Florida (I)	6,850	100,558
ServisFirst Bancshares, Inc.	5,364	222,767
Sierra Bancorp	4,651	74,230
Simmons First National Corp., Class A	7,150	342,700
South State Corp.	5,910	454,302
Southside Bancshares, Inc.	6,361	175,246
Southwest Bancorp, Inc.	5,251	86,169
Square 1 Financial, Inc., Class A (I)	4,251	109,144
State Bank Financial Corp.	9,018	186,492
Sterling Bancorp	29,470	438,219
Stock Yards Bancorp, Inc.	3,952	143,655
Stonegate Bank	3,691	117,411
Suffolk Bancorp	2,910	79,501
Talmer Bancorp, Inc., Class A	13,162	219,147
Texas Capital Bancshares, Inc. (I)	11,192	586,685
The Bancorp, Inc. (I)	9,775	74,486
The First of Long Island Corp.	3,030	81,901
Tompkins Financial Corp.	3,466	184,946
Towne Bank	10,786	203,316
TriCo Bancshares	5,920	145,454
TriState Capital Holdings, Inc. (I)	5,761	71,840
Triumph Bancorp, Inc. (I)	4,264	71,635
Trustmark Corp.	16,487	382,004
UMB Financial Corp.	9,607	488,132
Umpqua Holdings Corp.	53,779	876,598
Union Bankshares Corp.	11,024	264,576
United Bankshares, Inc. (L)	16,799	638,194
United Community Banks, Inc.	12,914	263,962
Univest Corp. of Pennsylvania	4,082	78,456
Valley National Bancorp	54,731	538,553
Washington Trust Bancorp, Inc.	3,754	144,341
Webster Financial Corp.	21,788	776,306
WesBanco, Inc.	9,216	289,843
West Bancorp, Inc.	3,996	74,925
WestAmerica Bancorp.	6,100	271,084
Western Alliance Bancorp (I)	20,863	640,703
Wilshire Bancorp, Inc.	17,536	184,303
Wintrust Financial Corp.	11,297	603,599
Yadkin Financial Corp.	6,585	141,512
		37,280,530
Capital markets - 1.3%
Arlington Asset Investment Corp., Class A (L)	5,572	78,287
BGC Partners, Inc., Class A	45,203	371,569
Calamos Asset Management, Inc., Class A	5,518	52,311
Cohen & Steers, Inc.	5,087	139,638
Cowen Group, Inc., Class A (I)	27,579	125,760

The accompanying notes are an integral part of the financial statements.	195

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Diamond Hill Investment Group, Inc.	736	$136,925
Evercore Partners, Inc., Class A	8,446	424,327
Financial Engines, Inc. (L)	12,853	378,778
GAMCO Investors, Inc., Class A	1,680	92,232
Greenhill & Company, Inc.	7,288	207,489
HFF, Inc., Class A	9,364	316,129
INTL. FCStone, Inc. (I)	3,835	94,686
Investment Technology Group, Inc.	8,418	112,296
Janus Capital Group, Inc.	35,373	481,073
KCG Holdings, Inc., Class A (I)	10,303	113,024
Ladenburg Thalmann
Financial Services, Inc. (I)	27,331	57,668
Moelis & Company, Class A	4,422	116,122
OM Asset Management PLC	5,818	89,714
Oppenheimer Holdings, Inc., Class A	2,781	55,648
Piper Jaffray Companies (I)	3,721	134,589
Safeguard Scientifics, Inc. (I)	5,543	86,138
Stifel Financial Corp. (I)	16,586	698,271
Virtu Financial, Inc., Class A (I)	4,842	110,979
Virtus Investment Partners, Inc.	1,736	174,468
Westwood Holdings Group, Inc.	2,024	110,004
WisdomTree Investments, Inc. (L)	28,032	452,156
		5,210,281
Consumer finance - 0.5%
Cash America International, Inc.	6,800	190,196
Encore Capital Group, Inc. (I)(L)	6,395	236,615
Enova International, Inc. (I)	6,593	67,380
Ezcorp, Inc., Class A (I)	13,503	83,314
First Cash Financial Services, Inc. (I)	7,057	282,703
Green Dot Corp., Class A (I)	11,358	199,901
Nelnet, Inc., Class A	5,783	200,150
PRA Group, Inc. (I)	11,859	627,578
Regional Management Corp. (I)	2,943	45,617
World Acceptance Corp. (I)(L)	1,783	47,856
		1,981,310
Diversified financial services - 0.3%
FNFV Group (I)	19,523	228,810
Gain Capital Holdings, Inc.	8,246	60,031
MarketAxess Holdings, Inc.	9,096	844,836
NewStar Financial, Inc. (I)	6,110	50,102
PICO Holdings, Inc. (I)	6,452	62,455
		1,246,234
Insurance - 2.5%
Ambac Financial Group, Inc. (I)	10,976	158,823
American Equity Investment Life
Holding Company	19,887	463,566
AMERISAFE, Inc.	4,561	226,819
Argo Group International Holdings, Ltd.	6,521	369,023
Atlas Financial Holdings, Inc. (I)	3,118	57,683
Baldwin & Lyons, Inc., Class B	2,350	50,995
Citizens, Inc. (I)(L)	13,631	101,142
CNO Financial Group, Inc.	47,630	895,920
Crawford & Company, Class B	6,810	38,204
Donegal Group, Inc., Class A	2,826	39,734
eHealth, Inc. (I)	4,668	59,797
EMC Insurance Group, Inc.	2,036	47,256
Employers Holdings, Inc.	7,835	174,642
Endurance Specialty Holdings, Ltd.	1,719	104,911
Enstar Group, Ltd. (I)	2,121	318,150
FBL Financial Group, Inc., Class A	2,416	148,632
Federated National Holding Company	3,648	87,625

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Fidelity & Guaranty Life	3,015	$73,988
First American Financial Corp.	25,931	1,013,124
Global Indemnity PLC (I)	2,677	70,057
Greenlight Capital Re, Ltd., Class A (I)	6,970	155,292
HCI Group, Inc.	2,161	83,782
Heritage Insurance Holdings, Inc. (I)	6,056	119,485
Horace Mann Educators Corp.	9,859	327,516
Infinity Property & Casualty Corp.	2,718	218,908
James River Group Holdings, Ltd.	2,880	77,443
Kansas City Life Insurance Company	1,250	58,738
Kemper Corp.	10,493	371,137
Maiden Holdings, Ltd.	11,979	166,269
MBIA, Inc. (I)	36,638	222,759
National General Holdings Corp. (I)	9,895	190,875
National Interstate Corp.	1,933	51,572
National Western Life Insurance
Company, Class A	580	129,166
OneBeacon Insurance Group, Ltd., Class A	6,500	91,260
Primerica, Inc.	12,438	560,581
RLI Corp.	10,509	562,547
Safety Insurance Group, Inc.	3,701	200,409
Selective Insurance Group, Inc.	13,842	429,933
State Auto Financial Corp.	3,697	84,329
State National Companies, Inc.	8,261	77,240
Stewart Information Services Corp.	5,542	226,723
Symetra Financial Corp.	18,251	577,462
The Navigators Group, Inc. (I)	2,439	190,193
Third Point Reinsurance, Ltd. (I)	20,324	273,358
United Fire Group, Inc.	5,019	175,916
United Insurance Holdings Corp.	4,481	58,925
Universal Insurance Holdings, Inc.	7,711	227,783
		10,409,692
Real estate investment trusts - 9.0%
Acadia Realty Trust	16,817	505,687
AG Mortgage Investment Trust, Inc.	6,730	102,431
Agree Realty Corp.	4,589	136,982
Alexander’s, Inc.	508	189,992
Altisource Residential Corp., Class B	14,182	197,413
American Assets Trust, Inc.	9,243	377,669
American Capital Mortgage Investment Corp.	11,645	171,647
American Residential Properties, Inc.	8,294	143,237
Anworth Mortgage Asset Corp.	25,180	124,389
Apollo Commercial Real Estate Finance, Inc.	13,382	210,231
Apollo Residential Mortgage, Inc.	7,819	98,989
Ares Commercial Real Estate Corp.	7,811	93,654
Armada Hoffler Properties, Inc.	7,741	75,630
ARMOUR Residential REIT, Inc.	10,630	213,025
Ashford Hospitality Prime, Inc.	7,345	103,050
Ashford Hospitality Trust, Inc.	20,421	124,568
Bluerock Residential Growth REIT, Inc.	5,785	69,304
Campus Crest Communities, Inc.	18,234	97,005
Capstead Mortgage Corp.	20,728	205,000
CareTrust REIT, Inc.	12,410	140,854
CatchMark Timber Trust, Inc., Class A	11,059	113,687
Cedar Realty Trust, Inc.	22,614	140,433
Chambers Street Properties	58,018	376,537
Chatham Lodging Trust	9,555	205,241
Chesapeake Lodging Trust	14,803	385,766
Colony Capital, Inc., Class A	26,989	527,905
CorEnergy Infrastructure Trust, Inc.	15,841	70,017
CoreSite Realty Corp.	5,896	303,290
Cousins Properties, Inc.	53,060	489,213
CubeSmart	40,174	1,093,135

The accompanying notes are an integral part of the financial statements.	196

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
CyrusOne, Inc.	16,091	$525,532
CYS Investments, Inc.	36,602	265,731
DCT Industrial Trust, Inc.	21,334	718,102
DiamondRock Hospitality Company	48,928	540,654
DuPont Fabros Technology, Inc.	15,302	396,016
Dynex Capital, Inc.	15,158	99,436
Easterly Government Properties	4,268	68,075
EastGroup Properties, Inc.	7,909	428,510
Education Realty Trust, Inc.	11,784	388,283
EPR Properties	13,661	704,498
Equity One, Inc.	17,754	432,132
FelCor Lodging Trust, Inc.	35,577	251,529
First Industrial Realty Trust, Inc.	27,007	565,797
First Potomac Realty Trust	15,251	167,761
Franklin Street Properties Corp.	22,266	239,360
Getty Realty Corp.	7,162	113,160
Gladstone Commercial Corp.	6,762	95,412
Government Properties Income Trust	17,604	281,664
Gramercy Property Trust, Inc.	13,883	288,350
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	8,224	141,617
Hatteras Financial Corp.	22,038	333,876
Healthcare Realty Trust, Inc.	24,250	602,613
Hersha Hospitality Trust	11,776	266,844
Highwoods Properties, Inc.	22,467	870,596
Hudson Pacific Properties, Inc.	18,011	518,537
Independence Realty Trust, Inc. (L)	8,685	62,619
InfraREIT, Inc. (I)	5,079	120,271
Inland Real Estate Corp.	21,979	178,030
Invesco Mortgage Capital, Inc.	28,800	352,512
Investors Real Estate Trust	30,880	239,011
iStar, Inc. (I)	20,925	263,237
Kite Realty Group Trust	20,478	487,581
Ladder Capital Corp., Class A	9,667	138,431
LaSalle Hotel Properties	27,385	777,460
Lexington Realty Trust	50,067	405,543
LTC Properties, Inc.	8,732	372,594
Mack-Cali Realty Corp.	21,636	408,488
Medical Properties Trust, Inc.	56,709	627,202
Monmouth Real Estate
Investment Corp., Class A	15,409	150,238
Monogram Residential Trust, Inc. (L)	41,117	382,799
National Health Investors, Inc.	9,232	530,748
National Storage Affiliates Trust	6,111	82,804
New Residential Investment Corp.	55,846	731,583
New Senior Investment Group, Inc.	22,016	230,287
New York Mortgage Trust, Inc.	25,984	142,652
New York REIT, Inc. (I)	40,407	406,494
NexPoint Residential Trust, Inc.	5,504	73,533
One Liberty Properties, Inc.	4,205	89,693
Orchid Island Capital, Inc. (L)	6,253	57,840
Parkway Properties, Inc.	20,986	326,542
Pebblebrook Hotel Trust	17,596	623,778
Pennsylvania Real Estate Investment Trust	17,279	342,643
PennyMac Mortgage Investment Trust, Class A	18,173	281,136
Physicians Realty Trust	17,455	263,396
Potlatch Corp.	10,281	295,990
Preferred Apartment
Communities, Inc., Class A	6,992	76,073
PS Business Parks, Inc.	4,809	381,738
QTS Realty Trust, Inc., Class A	6,768	295,694
RAIT Financial Trust	24,446	121,252
Ramco-Gershenson Properties Trust	19,917	298,954

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Redwood Trust, Inc.	20,428	$282,724
Resource Capital Corp. (L)	8,603	96,096
Retail Opportunity Investments Corp.	24,270	401,426
Rexford Industrial Realty, Inc.	14,036	193,556
RLJ Lodging Trust	31,872	805,405
Rouse Properties, Inc.	9,181	143,040
Ryman Hospitality Properties	10,492	516,521
Sabra Health Care REIT, Inc.	16,250	376,675
Saul Centers, Inc.	2,346	121,406
Select Income REIT	15,420	293,134
Silver Bay Realty Trust Corp.	9,341	149,549
Sovran Self Storage, Inc.	8,473	799,004
STAG Industrial, Inc.	16,424	299,081
Starwood Waypoint Residential Trust	9,042	215,471
STORE Capital Corp.	8,829	182,407
Strategic Hotels & Resorts, Inc. (I)	67,169	926,261
Summit Hotel Properties, Inc.	21,146	246,774
Sun Communities, Inc.	11,299	765,620
Sunstone Hotel Investors, Inc.	50,887	673,235
Terreno Realty Corp.	10,996	215,961
The GEO Group, Inc.	18,183	540,762
UMH Properties, Inc.	7,946	73,898
United Development Funding IV (I)(L)	8,015	141,064
Universal Health Realty Income Trust	3,227	151,475
Urban Edge Properties	21,639	467,186
Urstadt Biddle Properties, Inc., Class A	7,390	138,489
Washington Real Estate Investment Trust	16,504	411,445
Western Asset Mortgage Capital Corp.	9,288	117,122
Whitestone REIT	8,107	93,474
Xenia Hotels & Resorts, Inc.	27,322	477,042
		37,324,215
Real estate management and development - 0.5%
Alexander & Baldwin, Inc.	12,097	415,290
Altisource Portfolio Solutions SA (I)	3,467	82,653
AV Homes, Inc. (I)	3,741	50,578
Consolidated-Tomoka Land Company	1,228	61,154
Forestar Group, Inc. (I)	8,761	115,207
FRP Holdings, Inc. (I)	1,668	50,274
Kennedy-Wilson Holdings, Inc.	22,749	504,345
Marcus & Millichap, Inc. (I)	3,376	155,262
RE/MAX Holdings, Inc., Class A	2,999	107,904
Tejon Ranch Company (I)	3,737	81,504
The St. Joe Company (I)(L)	16,614	317,826
		1,941,997
Thrifts and mortgage finance - 2.2%
Anchor BanCorp Wisconsin, Inc. (I)	1,951	83,093
Astoria Financial Corp.	21,400	344,540
Bank Mutual Corp.	13,964	107,244
BankFinancial Corp.	5,362	66,650
Beneficial Bancorp, Inc. (I)	20,553	272,533
BofI Holding, Inc. (I)	3,698	476,413
Brookline Bancorp, Inc.	17,871	181,212
BSB Bancorp, Inc. (I)	2,821	59,636
Capitol Federal Financial, Inc.	32,887	398,590
Charter Financial Corp.	4,873	61,790
Clifton Bancorp, Inc.	7,374	102,351
Dime Community Bancshares, Inc.	7,398	125,026
Essent Group, Ltd. (I)	13,539	336,444
EverBank Financial Corp.	22,475	433,768
Federal Agricultural Mortgage Corp., Class C	2,794	72,448
First Defiance Financial Corp.	2,588	94,617
Flagstar Bancorp, Inc. (I)	5,070	104,239

The accompanying notes are an integral part of the financial statements.	197

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Fox Chase Bancorp, Inc.	4,657	$80,846
HomeStreet, Inc. (I)	5,358	123,770
IMPAC Mortgage Holdings, Inc. (I)	2,211	36,150
Kearny Financial Corp.	23,200	266,104
LendingTree, Inc. (I)	1,466	136,382
Meridian Bancorp, Inc.	14,132	193,184
Meta Financial Group, Inc.	1,846	77,107
MGIC Investment Corp. (I)	83,079	769,312
Nationstar Mortgage Holdings, Inc. (I)(L)	9,690	134,400
NMI Holdings, Inc., Class A (I)	13,389	101,756
Northfield Bancorp, Inc.	12,062	183,463
Northwest Bancshares, Inc.	23,439	304,707
OceanFirst Financial Corp.	3,799	65,419
Ocwen Financial Corp. (I)(L)	26,701	179,164
Oritani Financial Corp.	11,368	177,568
PennyMac Financial Services, Inc. (I)	3,635	58,160
PHH Corp. (I)	12,382	174,834
Provident Financial Services, Inc.	15,714	306,423
Radian Group, Inc.	46,511	739,990
Territorial Bancorp, Inc.	2,594	67,548
TrustCo Bank Corp.	25,032	146,187
United Community Financial Corp.	14,180	70,900
United Financial Bancorp, Inc.	13,049	170,289
Walker & Dunlop, Inc. (I)	6,564	171,189
Walter Investment Management Corp. (I)(L)	9,242	150,183
Washington Federal, Inc.	22,464	511,056
Waterstone Financial, Inc.	7,702	103,823
WSFS Financial Corp.	7,070	203,687
		9,024,195
		104,418,454
Health care - 15.1%
Biotechnology - 6.0%
ACADIA Pharmaceuticals, Inc. (I)	19,568	647,114
Acceleron Pharma, Inc. (I)	5,408	134,659
Achillion Pharmaceuticals, Inc. (I)(L)	29,054	200,763
Acorda Therapeutics, Inc. (I)	10,530	279,150
Adamas Pharmaceuticals, Inc. (I)	2,712	45,399
Aduro Biotech, Inc. (I)(L)	2,233	43,253
Advaxis, Inc. (I)(L)	7,601	77,758
Aegerion Pharmaceuticals, Inc. (I)(L)	6,358	86,469
Affimed NV (I)(L)	4,026	24,840
Agenus, Inc. (I)	19,172	88,191
Akebia Therapeutics, Inc. (I)	6,324	61,090
Alder Biopharmaceuticals, Inc. (I)	5,751	188,403
AMAG Pharmaceuticals, Inc. (I)	8,409	334,090
Amicus Therapeutics, Inc. (I)	28,561	399,568
Anacor Pharmaceuticals, Inc. (I)	10,043	1,182,162
Anthera Pharmaceuticals, Inc. (I)	10,035	61,113
Ardelyx, Inc. (I)	4,167	72,006
Arena Pharmaceuticals, Inc. (I)	60,145	114,877
ARIAD Pharmaceuticals, Inc. (I)	41,299	241,186
Array BioPharma, Inc. (I)	34,923	159,249
Arrowhead Research Corp. (I)(L)	15,320	88,243
Atara Biotherapeutics, Inc. (I)	4,194	131,859
Avalanche Biotechnologies, Inc. (I)	5,156	42,485
Bellicum Pharmaceuticals, Inc. (I)	2,149	31,225
BioCryst Pharmaceuticals, Inc. (I)	17,959	204,733
BioSpecifics Technologies Corp. (I)	1,309	56,994
BioTime, Inc. (I)(L)	13,589	40,767
Blueprint Medicines Corp. (I)	2,424	51,728
Cara Therapeutics, Inc. (I)	5,001	71,464
Catalyst Pharmaceuticals, Inc. (I)(L)	19,323	57,969

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Celldex Therapeutics, Inc. (I)	24,331	$256,449
Cellular Biomedicine Group, Inc. (I)(L)	2,683	45,423
Cepheid, Inc. (I)	17,606	795,791
ChemoCentryx, Inc. (I)	7,407	44,812
Chimerix, Inc. (I)	11,231	429,024
Clovis Oncology, Inc. (I)	6,842	629,190
Coherus Biosciences, Inc. (I)	5,863	117,495
Concert Pharmaceuticals, Inc. (I)	4,009	75,249
CTI BioPharma Corp. (I)	44,172	64,491
Curis, Inc. (I)	29,320	59,226
Cytokinetics, Inc. (I)	9,242	61,829
CytRx Corp. (I)(L)	18,117	42,937
Dicerna Pharmaceuticals, Inc. (I)	4,233	34,753
Durata Therapeutics, Inc. (I)	3,858	3,202
Dyax Corp. (I)	35,728	682,048
Dynavax Technologies Corp. (I)	9,060	222,332
Eagle Pharmaceuticals, Inc. (I)(L)	2,114	156,499
Emergent BioSolutions, Inc. (I)	7,389	210,513
Enanta Pharmaceuticals, Inc. (I)(L)	3,945	142,572
Epizyme, Inc. (I)(L)	7,252	93,261
Esperion Therapeutics, Inc. (I)(L)	3,249	76,644
Exact Sciences Corp. (I)(L)	23,609	424,726
Exelixis, Inc. (I)(L)	55,533	311,540
Fibrocell Science, Inc. (I)	7,174	27,620
FibroGen, Inc. (I)	11,789	258,415
Five Prime Therapeutics, Inc. (I)	5,423	83,460
Flexion Therapeutics, Inc. (I)	3,520	52,307
Foundation Medicine, Inc. (I)(L)	3,008	55,498
Galena Biopharma, Inc. (I)(L)	41,193	65,085
Genocea Biosciences, Inc. (I)	5,696	39,018
Genomic Health, Inc. (I)	4,464	94,458
Geron Corp. (I)(L)	39,550	109,158
Halozyme Therapeutics, Inc. (I)	26,089	350,375
Heron Therapeutics, Inc. (I)(L)	7,189	175,412
Idera Pharmaceuticals, Inc. (I)(L)	22,635	75,827
Ignyta, Inc. (I)	5,388	47,307
Immune Design Corp. (I)	3,156	38,503
ImmunoGen, Inc. (I)	21,310	204,576
Immunomedics, Inc. (I)(L)	25,964	44,658
Infinity Pharmaceuticals, Inc. (I)	12,396	104,746
Inovio Pharmaceuticals, Inc. (I)(L)	18,148	104,895
Insmed, Inc. (I)	15,081	280,054
Insys Therapeutics, Inc. (I)(L)	5,794	164,897
Ironwood Pharmaceuticals, Inc. (I)	31,114	324,208
Karyopharm Therapeutics, Inc. (I)(L)	5,905	62,180
Keryx Biopharmaceuticals, Inc. (I)(L)	26,243	92,375
Kite Pharma, Inc. (I)(L)	7,086	394,548
KYTHERA Biopharmaceuticals, Inc. (I)	6,312	473,274
La Jolla Pharmaceutical Company (I)	2,977	82,731
Lexicon Pharmaceuticals, Inc. (I)(L)	10,555	113,361
Ligand Pharmaceuticals, Inc. (I)	4,282	366,753
Lion Biotechnologies, Inc. (I)	11,565	66,614
Loxo Oncology, Inc. (I)(L)	2,062	36,044
MacroGenics, Inc. (I)	7,784	166,733
MannKind Corp. (I)(L)	61,207	196,474
Merrimack Pharmaceuticals, Inc. (I)(L)	27,123	230,817
MiMedx Group, Inc. (I)(L)	26,823	258,842
Mirati Therapeutics, Inc. (I)	2,525	86,911
Momenta Pharmaceuticals, Inc. (I)	14,972	245,691
Myriad Genetics, Inc. (I)(L)	16,956	635,511
Navidea Biopharmaceuticals, Inc. (I)(L)	39,270	89,536
Neurocrine Biosciences, Inc. (I)	20,916	832,248
NewLink Genetics Corp. (I)	5,106	182,999

The accompanying notes are an integral part of the financial statements.	198

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Northwest Biotherapeutics, Inc. (I)(L)	12,241	$76,506
Novavax, Inc. (I)	65,861	465,637
Ocata Therapeutics, Inc. (I)(L)	11,503	48,083
OncoMed Pharmaceuticals, Inc. (I)	4,360	72,332
Oncothyreon, Inc. (I)	25,621	70,202
Ophthotech Corp. (I)	5,873	237,974
Orexigen Therapeutics, Inc. (I)(L)	26,347	55,592
Organovo Holdings, Inc. (I)(L)	23,749	63,647
Osiris Therapeutics, Inc. (I)(L)	4,876	90,060
Otonomy, Inc. (I)	3,829	68,194
OvaScience, Inc. (I)(L)	5,877	49,896
PDL BioPharma, Inc. (L)	39,671	199,545
Peregrine Pharmaceuticals, Inc. (I)(L)	54,672	55,765
Pfenex, Inc. (I)	4,075	61,166
Portola Pharmaceuticals, Inc. (I)	11,395	485,655
Progenics Pharmaceuticals, Inc. (I)	17,323	99,088
Prothena Corp. PLC (I)	7,679	348,166
PTC Therapeutics, Inc. (I)	8,359	223,185
Radius Health, Inc. (I)	8,101	561,480
Raptor Pharmaceutical Corp. (I)	19,870	120,214
Regulus Therapeutics, Inc. (I)(L)	7,081	46,310
Repligen Corp. (I)	8,050	224,193
Retrophin, Inc. (I)	8,612	174,479
Rigel Pharmaceuticals, Inc. (I)	23,598	58,287
Sage Therapeutics, Inc. (I)	3,410	144,311
Sangamo BioSciences, Inc. (I)	17,593	99,225
Sarepta Therapeutics, Inc. (I)(L)	10,204	327,650
Sorrento Therapeutics, Inc. (I)	7,250	60,828
Spark Therapeutics, Inc. (I)(L)	2,027	84,587
Spectrum Pharmaceuticals, Inc. (I)(L)	17,160	102,617
Stemline Therapeutics, Inc. (I)	4,441	39,214
Synergy Pharmaceuticals, Inc. (I)(L)	24,772	131,292
Synta Pharmaceuticals Corp. (I)	25,866	45,007
TESARO, Inc. (I)	5,774	231,537
TG Therapeutics, Inc. (I)(L)	9,062	91,345
Threshold Pharmaceuticals, Inc. (I)	16,577	67,468
Trevena, Inc. (I)	7,092	73,402
Trovagene, Inc. (I)(L)	7,658	43,574
Ultragenyx Pharmaceutical, Inc. (I)	9,422	907,433
Vanda Pharmaceuticals, Inc. (I)(L)	10,494	118,372
Verastem, Inc. (I)	8,611	15,414
Versartis, Inc. (I)(L)	5,870	67,681
Vitae Pharmaceuticals, Inc. (I)	3,436	37,830
Xencor, Inc. (I)	7,158	87,542
Zafgen, Inc. (I)	4,095	130,835
ZIOPHARM Oncology, Inc. (I)(L)	28,321	255,172
		24,630,924
Health care equipment and supplies - 3.6%
Abaxis, Inc.	5,517	242,693
ABIOMED, Inc. (I)	10,220	948,007
Accuray, Inc. (I)(L)	19,894	99,371
Analogic Corp.	3,000	246,120
AngioDynamics, Inc. (I)	6,399	84,403
Anika Therapeutics, Inc. (I)	3,631	115,575
Antares Pharma, Inc. (I)(L)	41,934	71,288
AtriCure, Inc. (I)	7,173	157,160
Atrion Corp.	350	131,236
Cantel Medical Corp.	8,438	478,435
Cardiovascular Systems, Inc. (I)	7,873	124,708
Cerus Corp. (I)(L)	24,686	112,074
CONMED Corp.	6,769	323,152
CryoLife, Inc.	7,405	72,051
Cutera, Inc. (I)	4,058	53,079

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Cyberonics, Inc. (I)	6,360	$386,561
Cynosure, Inc., Class A (I)	5,473	164,409
Endologix, Inc. (I)	16,764	205,527
Exactech, Inc. (I)	2,952	51,453
GenMark Diagnostics, Inc. (I)	10,867	85,523
Globus Medical, Inc., Class A (I)	16,761	346,282
Greatbatch, Inc. (I)	6,173	348,281
Haemonetics Corp. (I)	12,610	407,555
Halyard Health, Inc. (I)	11,355	322,936
HeartWare International, Inc. (I)	4,257	222,684
ICU Medical, Inc. (I)	3,446	377,337
Inogen, Inc. (I)	3,888	188,762
Insulet Corp. (I)	14,019	363,232
Integra LifeSciences Holdings Corp. (I)	6,918	411,967
Invacare Corp.	8,092	117,091
Invivo Therapeutics Holdings Corp. (I)(L)	7,100	61,202
K2M Group Holdings, Inc. (I)	4,327	80,482
LDR Holding Corp. (I)	6,255	215,985
Masimo Corp. (I)	10,699	412,553
Meridian Bioscience, Inc.	10,240	175,104
Merit Medical Systems, Inc. (I)	10,857	259,591
Natus Medical, Inc. (I)	8,029	316,744
Neogen Corp. (I)	9,123	410,444
Nevro Corp. (I)	4,085	189,503
NuVasive, Inc. (I)	11,810	569,478
NxStage Medical, Inc. (I)	15,533	244,955
OraSure Technologies, Inc. (I)	15,237	67,652
Orthofix International NV (I)	4,709	158,929
Oxford Immunotec Global PLC (I)(L)	5,756	77,706
Quidel Corp. (I)	7,085	133,765
Rockwell Medical, Inc. (I)(L)	12,514	96,483
RTI Surgical, Inc. (I)	14,621	83,047
SeaSpine Holdings Corp. (I)	2,447	39,641
Sientra, Inc. (I)	1,866	18,940
Spectranetics Corp. (I)	10,558	124,479
STAAR Surgical Company (I)(L)	10,270	79,695
STERIS Corp. (L)	14,462	939,596
SurModics, Inc. (I)	3,507	76,593
Tandem Diabetes Care, Inc. (I)(L)	4,773	42,050
Thoratec Corp. (I)	13,195	834,716
Unilife Corp. (I)(L)	33,639	32,963
Utah Medical Products, Inc.	1,116	60,119
Vascular Solutions, Inc. (I)	4,290	139,039
West Pharmaceutical Services, Inc.	17,487	946,396
Wright Medical Group NV (I)	8,980	183,102
Wright Medical Group, Inc. (I)	12,820	269,476
Zeltiq Aesthetics, Inc. (I)	7,886	252,589
		14,851,969
Health care providers and services - 2.7%
AAC Holdings, Inc. (I)(L)	2,109	46,925
Aceto Corp.	7,241	198,765
Addus HomeCare Corp. (I)	1,777	55,354
Adeptus Health, Inc., Class A (I)	1,519	122,674
Air Methods Corp. (I)	9,676	329,855
Almost Family, Inc. (I)	1,826	73,131
Amedisys, Inc. (I)	6,923	262,866
AMN Healthcare Services, Inc. (I)	11,664	350,037
Amsurg Corp. (I)	11,845	920,475
BioScrip, Inc. (I)(L)	18,067	33,785
BioTelemetry, Inc. (I)	7,380	90,331
Capital Senior Living Corp. (I)	7,414	148,651
Chemed Corp.	4,147	553,500
Civitas Solutions, Inc. (I)	2,913	66,766

The accompanying notes are an integral part of the financial statements.	199

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
CorVel Corp. (I)	2,306	$74,484
Cross Country Healthcare, Inc. (I)	8,275	112,623
Diplomat Pharmacy, Inc. (I)	8,916	256,157
ExamWorks Group, Inc. (I)	10,239	299,388
Five Star Quality Care, Inc. (I)	12,622	39,002
Genesis Healthcare, Inc. (I)	9,472	58,063
Hanger, Inc. (I)	8,710	118,804
HealthEquity, Inc. (I)	8,957	264,679
HealthSouth Corp.	22,227	852,850
Healthways, Inc. (I)	7,848	87,270
IPC Healthcare, Inc. (I)	4,260	330,959
Kindred Healthcare, Inc.	20,471	322,418
Landauer, Inc.	2,398	88,702
LHC Group, Inc. (I)	3,227	144,473
Magellan Health, Inc. (I)	6,709	371,880
Molina Healthcare, Inc. (I)	9,596	660,685
National HealthCare Corp.	2,318	141,143
Nobilis Health Corp. (I)(L)	8,443	44,072
Owens & Minor, Inc.	15,130	483,252
PharMerica Corp. (I)	7,430	211,532
RadNet, Inc. (I)	8,995	49,922
Select Medical Holdings Corp.	25,721	277,530
Surgical Care Affiliates, Inc. (I)	5,252	171,688
Team Health Holdings, Inc. (I)	17,594	950,604
The Ensign Group, Inc.	6,211	264,775
The Providence Service Corp. (I)	3,389	147,693
Triple-S Management Corp., Class B (I)	5,972	106,361
Universal American Corp. (I)	12,696	86,841
US Physical Therapy, Inc.	3,106	139,428
WellCare Health Plans, Inc. (I)	10,762	927,469
		11,337,862
Health care technology - 0.5%
Castlight Health, Inc., B Shares (I)(L)	9,228	38,758
Computer Programs & Systems, Inc. (L)	2,804	118,133
HealthStream, Inc. (I)	6,338	138,232
HMS Holdings Corp. (I)	22,083	193,668
Imprivata, Inc. (I)	2,411	42,843
MedAssets, Inc. (I)	14,928	299,456
Medidata Solutions, Inc. (I)	13,572	571,517
Merge Healthcare, Inc. (I)	17,467	124,016
Omnicell, Inc. (I)	8,853	275,328
Press Ganey Holdings, Inc. (I)	2,579	76,313
Quality Systems, Inc.	12,354	154,178
Vocera Communications, Inc. (I)	7,010	79,984
		2,112,426
Life sciences tools and services - 0.6%
Accelerate Diagnostics, Inc. (I)(L)	5,508	89,119
Affymetrix, Inc. (I)	19,075	162,901
Albany Molecular Research, Inc. (I)(L)	6,173	107,534
Cambrex Corp. (I)	7,658	303,869
Fluidigm Corp. (I)	7,431	60,265
Harvard Bioscience, Inc. (I)	10,388	39,267
INC Research Holdings, Inc. (I)	3,250	130,000
Luminex Corp. (I)	10,585	178,992
NanoString Technologies, Inc. (I)	3,596	57,536
NeoGenomics, Inc. (I)	14,592	83,612
Pacific Biosciences of California, Inc. (I)(L)	16,609	60,789
PAREXEL International Corp. (I)	13,463	833,629
PRA Health Sciences, Inc. (I)	4,927	191,315
Sequenom, Inc. (I)(L)	31,277	54,735
		2,353,563

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.7%
Aerie Pharmaceuticals, Inc. (I)	5,172	$91,751
Amphastar Pharmaceuticals, Inc. (I)	8,052	94,128
ANI Pharmaceuticals, Inc. (I)	1,986	78,467
Aratana Therapeutics, Inc. (I)	7,356	62,232
Assembly Biosciences, Inc. (I)	3,916	37,437
BioDelivery Sciences International, Inc. (I)(L)	12,070	67,109
Catalent, Inc. (I)	20,394	495,574
Cempra, Inc. (I)	7,871	219,129
Chelsea Therapeutics International, Ltd. (I)	21,039	1,683
Corcept Therapeutics, Inc. (I)	15,379	57,825
Depomed, Inc. (I)	14,726	277,585
Dermira, Inc. (I)	3,952	92,240
Durect Corp. (I)	28,981	56,513
Endocyte, Inc. (I)(L)	10,576	48,438
Foamix Pharmaceuticals, Ltd. (I)	5,826	42,705
Furiex Pharmaceuticals, Inc. (I)	1,752	9,618
Heska Corp. (I)	1,502	45,781
IGI Laboratories, Inc. (I)(L)	10,357	67,735
Impax Laboratories, Inc. (I)	17,555	618,112
Intersect ENT, Inc. (I)	4,143	96,946
Intra-Cellular Therapies, Inc. (I)	5,427	217,297
Lannett Company, Inc. (I)(L)	6,497	269,755
Nektar Therapeutics (I)	32,528	356,507
Ocular Therapeutix, Inc. (I)(L)	3,863	54,314
Omeros Corp. (I)(L)	9,491	104,021
Pacira Pharmaceuticals, Inc. (I)	8,959	368,215
Paratek Pharmaceuticals, Inc.	3,188	60,572
Pernix Therapeutics Holdings (I)(L)	11,104	35,089
Phibro Animal Health Corp., Class A	4,387	138,761
POZEN, Inc. (I)(L)	7,367	42,986
Prestige Brands Holdings, Inc. (I)	12,816	578,771
Relypsa, Inc. (I)	8,098	149,894
Revance Therapeutics, Inc. (I)(L)	3,965	117,998
Sagent Pharmaceuticals, Inc. (I)	5,577	85,495
SciClone Pharmaceuticals, Inc. (I)	12,853	89,200
Sucampo Pharmaceuticals, Inc., Class A (I)	6,095	121,108
Supernus Pharmaceuticals, Inc. (I)	8,536	119,760
Tetraphase Pharmaceuticals, Inc. (I)(L)	9,013	67,237
The Medicines Company (I)	16,243	616,584
TherapeuticsMD, Inc. (I)(L)	31,513	184,666
Theravance Biopharma, Inc. (I)	6,510	71,545
Theravance, Inc. (L)	21,210	152,288
Trius Therapeutics, Inc. (I)(L)	10,401	1,144
VIVUS, Inc. (I)(L)	30,227	49,572
XenoPort, Inc. (I)	15,380	53,369
Zogenix, Inc. (I)	6,179	83,417
ZS Pharma, Inc. (I)	4,478	294,025
		7,044,598
		62,331,342
Industrials - 12.0%
Aerospace and defense - 1.4%
AAR Corp.	8,523	161,681
Aerojet Rocketdyne Holdings, Inc. (I)	15,217	246,211
Aerovironment, Inc. (I)	4,945	99,098
American Science & Engineering, Inc.	1,883	66,959
Astronics Corp. (I)	4,676	189,051
Cubic Corp.	5,171	216,872
Curtiss-Wright Corp.	11,395	711,276
DigitalGlobe, Inc. (I)	17,702	336,692
Ducommun, Inc. (I)	2,937	58,946
Engility Holdings, Inc.	4,418	113,896
Esterline Technologies Corp. (I)	7,534	541,619

The accompanying notes are an integral part of the financial statements.	200

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
HEICO Corp.	4,735	$231,447
HEICO Corp., Class A	11,179	507,638
KLX, Inc. (I)	12,834	458,687
Kratos Defense & Security Solutions, Inc. (I)	12,979	54,771
Moog, Inc., Class A (I)	9,371	506,690
National Presto Industries, Inc. (L)	1,172	98,753
Sparton Corp. (I)	2,570	54,998
TASER International, Inc. (I)(L)	13,029	286,964
Teledyne Technologies, Inc. (I)	8,509	768,363
The KEYW Holding Corp. (I)(L)	8,572	52,718
Vectrus, Inc. (I)	2,731	60,191
		5,823,521
Air freight and logistics - 0.4%
Air Transport Services Group, Inc. (I)	13,510	115,511
Atlas Air Worldwide Holdings, Inc. (I)	6,122	211,576
Echo Global Logistics, Inc. (I)	7,334	143,746
Forward Air Corp.	7,673	318,353
Hub Group, Inc., Class A (I)	8,938	325,433
Park-Ohio Holdings Corp.	2,230	64,358
Radiant Logistics, Inc. (I)	8,581	38,271
UTi Worldwide, Inc. (I)	23,222	106,589
XPO Logistics, Inc. (I)(L)	17,578	418,884
		1,742,721
Airlines - 0.4%
Allegiant Travel Company	3,252	703,245
Hawaiian Holdings, Inc. (I)	11,632	287,078
Republic Airways Holdings, Inc. (I)	13,755	79,504
SkyWest, Inc.	12,803	213,554
Virgin America, Inc. (I)(L)	6,122	209,556
		1,492,937
Building products - 0.9%
AAON, Inc.	10,222	198,102
Advanced Drainage Systems, Inc.	8,217	237,718
American Woodmark Corp. (I)	3,144	203,951
Apogee Enterprises, Inc.	7,175	320,364
Builders FirstSource, Inc. (I)	12,605	159,831
Continental Building Products, Inc. (I)	7,813	160,479
Gibraltar Industries, Inc. (I)	7,882	144,635
Griffon Corp.	8,436	133,036
Insteel Industries, Inc.	5,079	81,670
Masonite International Corp. (I)	7,323	443,627
NCI Building Systems, Inc. (I)	7,029	74,297
Nortek, Inc. (I)	2,366	149,791
Patrick Industries, Inc. (I)	3,155	124,591
PGT, Inc. (I)	11,930	146,500
Ply Gem Holdings, Inc. (I)	5,315	62,186
Quanex Building Products Corp.	8,437	153,300
Simpson Manufacturing Company, Inc.	10,372	347,358
Trex Company, Inc. (I)	7,917	263,874
Universal Forest Products, Inc.	4,941	284,997
		3,690,307
Commercial services and supplies - 2.1%
ABM Industries, Inc.	13,731	374,994
ACCO Brands Corp. (I)	27,068	191,371
ARC Document Solutions, Inc. (I)	10,924	64,998
Brady Corp., Class A	11,700	230,022
Casella Waste Systems, Inc., Class A (I)	11,065	64,177
CECO Environmental Corp.	7,856	64,341
Civeo Corp.	28,856	42,707
Deluxe Corp.	12,101	674,510
Ennis, Inc.	6,637	115,218

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Essendant, Inc.	9,352	$303,285
G&K Services, Inc., Class A	4,867	324,240
Healthcare Services Group, Inc.	17,490	589,413
Heritage-Crystal Clean, Inc. (I)	3,518	36,130
Herman Miller, Inc.	14,671	423,112
HNI Corp.	10,869	466,280
InnerWorkings, Inc. (I)	10,341	64,631
Interface, Inc.	16,176	362,989
Kimball International, Inc., Class B	8,702	82,321
Knoll, Inc.	11,952	262,705
Matthews International Corp., Class A	8,107	397,000
McGrath RentCorp	6,605	176,287
Mobile Mini, Inc.	11,362	349,836
MSA Safety, Inc.	7,202	287,864
Multi-Color Corp.	3,174	242,779
Quad/Graphics, Inc.	7,525	91,053
SP Plus Corp. (I)	4,396	101,767
Steelcase, Inc., Class A	20,259	372,968
Team, Inc. (I)	5,142	165,161
Tetra Tech, Inc.	14,619	355,388
The Brink’s Company	11,939	322,472
TRC Companies, Inc. (I)	4,576	54,134
UniFirst Corp.	3,619	386,545
US Ecology, Inc.	5,302	231,432
Viad Corp.	5,024	145,646
West Corp.	12,665	283,696
		8,701,472
Construction and engineering - 0.7%
Aegion Corp. (I)	9,179	151,270
Argan, Inc.	3,228	111,947
Comfort Systems USA, Inc.	9,119	248,584
Dycom Industries, Inc. (I)	8,334	603,048
EMCOR Group, Inc.	15,199	672,556
Furmanite Corp. (I)	10,468	63,645
Granite Construction, Inc.	9,629	285,692
Great Lakes Dredge & Dock Corp. (I)	16,475	83,034
Hc2 Holdings, Inc. (I)(L)	5,316	37,265
MasTec, Inc. (I)	16,429	260,071
MYR Group, Inc. (I)	5,264	137,917
Northwest Pipe Company (I)	3,064	40,016
Orion Marine Group, Inc. (I)	8,013	47,918
Primoris Services Corp.	9,806	175,625
Tutor Perini Corp. (I)	9,257	152,370
		3,070,958
Electrical equipment - 0.6%
AZZ, Inc.	6,305	306,990
Encore Wire Corp.	5,245	171,354
EnerSys	10,847	581,182
Enphase Energy, Inc. (I)(L)	7,776	28,771
Franklin Electric Company, Inc.	11,795	321,178
FuelCell Energy, Inc. (I)(L)	68,151	50,077
Generac Holdings, Inc. (I)(L)	16,893	508,310
General Cable Corp.	12,217	145,382
LSI Industries, Inc.	6,472	54,624
Plug Power, Inc. (I)(L)	45,145	82,615
Powell Industries, Inc.	2,614	78,681
Power Solutions International, Inc. (I)(L)	1,342	30,477
PowerSecure International, Inc. (I)	5,893	67,887
Thermon Group Holdings, Inc. (I)	8,078	166,003
Vicor Corp. (I)	4,121	42,034
		2,635,565

The accompanying notes are an integral part of the financial statements.	201

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates - 0.0%
Raven Industries, Inc.	9,548	$161,839
Machinery - 2.5%
Actuant Corp., Class A	14,587	268,255
Alamo Group, Inc.	2,442	114,164
Albany International Corp., Class A	7,056	201,872
Altra Industrial Motion Corp.	6,695	154,788
American Railcar Industries, Inc. (L)	2,362	85,410
Astec Industries, Inc.	4,717	158,067
Barnes Group, Inc.	13,311	479,862
Blount International, Inc. (I)	12,763	71,090
Briggs & Stratton Corp.	10,637	205,400
Chart Industries, Inc. (I)	7,658	147,110
CIRCOR International, Inc.	4,218	169,226
CLARCOR, Inc.	12,178	580,647
Columbus McKinnon Corp.	5,334	96,865
Commercial Vehicle Group, Inc. (I)	8,929	35,984
Douglas Dynamics, Inc.	5,660	112,408
EnPro Industries, Inc.	5,673	222,211
ESCO Technologies, Inc.	6,268	225,021
Federal Signal Corp.	15,353	210,490
FreightCar America, Inc.	3,227	55,375
Global Brass & Copper Holdings, Inc.	5,434	111,451
Graham Corp.	3,136	55,350
Harsco Corp.	19,979	181,210
Hillenbrand, Inc.	15,499	403,129
Hurco Companies, Inc.	1,996	52,375
Hyster-Yale Materials Handling, Inc.	2,303	133,182
John Bean Technologies Corp.	7,173	274,367
Kadant, Inc.	2,777	108,331
LB Foster Company, Class A	2,987	36,680
Lindsay Corp. (L)	2,846	192,930
Lydall, Inc. (I)	4,284	122,051
Meritor, Inc. (I)	23,768	252,654
Miller Industries, Inc.	3,224	62,997
Mueller Industries, Inc.	13,853	409,772
Mueller Water Products, Inc., Class A	39,504	302,601
Navistar International Corp. (I)(L)	12,651	160,921
NN, Inc.	6,743	124,746
Proto Labs, Inc. (I)	5,663	379,421
RBC Bearings, Inc. (I)	5,770	344,642
Rexnord Corp. (I)	24,981	424,177
Standex International Corp.	3,084	232,379
Sun Hydraulics Corp.	5,703	156,661
Tennant Company	4,496	252,585
The Gorman-Rupp Company	4,918	117,884
The Greenbrier Companies, Inc. (L)	6,445	206,949
Titan International, Inc.	11,370	75,156
TriMas Corp. (I)	11,421	186,733
Wabash National Corp. (I)	16,653	176,355
Watts Water Technologies, Inc., Class A	6,887	363,771
Woodward, Inc.	15,942	648,839
Xerium Technologies, Inc. (I)	3,013	39,109
		10,183,653
Marine - 0.2%
Golden Ocean Group, Ltd. (L)	18,651	45,881
Matson, Inc.	10,633	409,264
Navios Maritime Holdings, Inc. (L)	21,886	54,496
Scorpio Bulkers, Inc. (I)	85,514	124,850
		634,491
Professional services - 1.4%
Acacia Research Corp.	13,114	119,075
Barrett Business Services, Inc.	1,813	77,832

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
CBIZ, Inc. (I)	12,426	$122,023
CDI Corp.	4,074	34,833
CEB, Inc.	8,209	561,003
CRA International, Inc. (I)	2,516	54,295
Exponent, Inc.	6,313	281,307
Franklin Covey Company (I)	3,443	55,295
FTI Consulting, Inc. (I)	10,142	420,994
GP Strategies Corp. (I)	3,303	75,374
Heidrick & Struggles International, Inc.	4,693	91,279
Hill International, Inc. (I)	10,229	33,551
Huron Consulting Group, Inc. (I)	5,654	353,545
ICF International, Inc. (I)	4,863	147,787
Insperity, Inc.	4,757	208,975
Kelly Services, Inc., Class A	7,653	108,213
Kforce, Inc.	6,106	160,466
Korn/Ferry International	12,402	410,134
Mistras Group, Inc. (I)	4,596	59,059
Navigant Consulting, Inc. (I)	11,878	188,979
On Assignment, Inc. (I)	12,731	469,774
Pendrell Corp. (I)	41,472	29,860
Resources Connection, Inc.	9,489	142,999
RPX Corp. (I)	13,555	185,975
The Advisory Board Company (I)	10,410	474,071
TriNet Group, Inc. (I)	10,266	172,469
TrueBlue, Inc. (I)	10,318	231,845
VSE Corp.	1,113	44,598
WageWorks, Inc. (I)	8,796	396,524
		5,712,134
Road and rail - 0.7%
ArcBest Corp.	6,519	167,995
Celadon Group, Inc.	6,849	109,721
Con-way, Inc.	14,027	665,581
Covenant Transportation
Group, Inc., Class A (I)	3,080	55,348
Heartland Express, Inc.	12,444	248,133
Knight Transportation, Inc.	15,120	362,880
Marten Transport, Ltd.	6,166	99,704
Roadrunner Transportation Systems, Inc. (I)	7,191	132,314
Saia, Inc. (I)	6,300	194,985
Swift Transportation Company (I)	21,598	324,402
Universal Truckload Services, Inc.	2,484	38,676
USA Truck, Inc. (I)	2,684	46,245
Werner Enterprises, Inc.	10,805	271,206
YRC Worldwide, Inc. (I)	8,189	108,586
		2,825,776
Trading companies and distributors - 0.6%
Aircastle, Ltd.	15,188	313,025
Applied Industrial Technologies, Inc.	9,830	375,015
Beacon Roofing Supply, Inc. (I)	12,176	395,598
CAI International, Inc. (I)	4,675	47,124
DXP Enterprises, Inc. (I)	3,303	90,106
H&E Equipment Services, Inc.	7,840	131,085
Kaman Corp.	6,444	231,017
MRC Global, Inc. (I)	25,206	281,047
Rush Enterprises, Inc., Class A (I)	8,790	212,718
Stock Building Supply Holdings, Inc. (I)	3,772	66,425
TAL International Group, Inc. (I)	8,349	114,131
Textainer Group Holdings, Ltd. (L)	5,484	90,431
Titan Machinery, Inc. (I)	4,849	55,667
Veritiv Corp. (I)	2,099	78,167
		2,481,556

The accompanying notes are an integral part of the financial statements.	202

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (I)	15,328	$187,002
		49,343,932
Information technology - 17.2%
Communications equipment - 1.6%
ADTRAN, Inc.	12,730	185,858
Aerohive Networks, Inc. (I)(L)	6,483	38,768
Alliance Fiber Optic Products, Inc.	3,848	65,762
Applied Optoelectronics, Inc. (I)(L)	4,279	80,360
Bel Fuse, Inc., Class B	2,890	56,182
Black Box Corp.	4,151	61,186
CalAmp Corp. (I)	8,927	143,635
Calix, Inc. (I)	11,190	87,170
Ciena Corp. (I)	30,175	625,226
Clearfield, Inc. (I)	3,012	40,451
Comtech Telecommunications Corp.	4,096	84,419
Digi International, Inc. (I)	6,739	79,453
Extreme Networks, Inc. (I)	25,715	86,402
Finisar Corp. (I)	25,526	284,104
Harmonic, Inc. (I)	22,541	130,738
Infinera Corp. (I)	32,621	638,067
InterDigital, Inc.	8,794	444,976
Ixia (I)	14,931	216,350
KVH Industries, Inc. (I)	4,664	46,640
NETGEAR, Inc. (I)	8,112	236,627
NetScout Systems, Inc. (I)	22,508	796,108
Oclaro, Inc. (I)(L)	25,930	59,639
Plantronics, Inc.	9,092	462,328
Polycom, Inc. (I)	33,161	347,527
Ruckus Wireless, Inc. (I)	18,520	220,018
ShoreTel, Inc. (I)	16,701	124,756
Sonus Networks, Inc. (I)	12,393	70,888
Ubiquiti Networks, Inc. (L)	7,522	254,921
ViaSat, Inc. (I)	10,448	671,702
		6,640,261
Electronic equipment, instruments and components - 2.5%
Anixter International, Inc. (I)	6,914	399,491
AVX Corp.	10,898	142,655
Badger Meter, Inc.	3,537	205,358
Belden, Inc.	10,462	488,471
Benchmark Electronics, Inc. (I)	12,472	271,391
Checkpoint Systems, Inc.	10,457	75,813
Coherent, Inc. (I)	5,828	318,792
Control4 Corp. (I)(L)	5,893	48,087
CTS Corp.	8,064	149,265
Daktronics, Inc.	10,043	87,073
DTS, Inc. (I)	4,420	118,014
Electro Rent Corp.	5,091	52,845
Fabrinet (I)	8,463	155,127
FARO Technologies, Inc. (I)	4,323	151,305
FEI Company	10,137	740,406
GSI Group, Inc. (I)	8,553	108,880
II-VI, Inc. (I)	12,796	205,760
Insight Enterprises, Inc. (I)	9,530	246,351
InvenSense, Inc. (I)(L)	19,293	179,232
Itron, Inc. (I)	9,578	305,634
Kimball Electronics, Inc. (I)	7,231	86,266
Knowles Corp. (I)(L)	21,505	396,337
Littelfuse, Inc.	5,494	500,778
Mercury Systems, Inc. (I)	8,444	134,344
Mesa Laboratories, Inc.	788	87,783
Methode Electronics, Inc.	9,423	300,594
MTS Systems Corp.	3,636	218,560

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Multi-Fineline Electronix, Inc. (I)	2,317	$38,694
Newport Corp. (I)	9,880	135,850
OSI Systems, Inc. (I)	4,765	366,714
Park Electrochemical Corp.	5,181	91,134
PC Connection, Inc.	2,689	55,743
Plexus Corp. (I)	8,150	314,427
RealD, Inc. (I)	10,432	100,252
Rofin-Sinar Technologies, Inc. (I)	6,940	179,954
Rogers Corp. (I)	4,512	239,948
Sanmina Corp. (I)	20,245	432,636
ScanSource, Inc. (I)	6,961	246,837
SYNNEX Corp.	6,971	592,953
Tech Data Corp. (I)	8,907	610,130
TTM Technologies, Inc. (I)	14,766	91,992
Universal Display Corp. (I)	9,869	334,559
Vishay Intertechnology, Inc.	32,956	319,344
Vishay Precision Group, Inc. (I)	3,495	40,507
		10,366,286
Internet software and services - 2.5%
Actua Corp. (I)	10,179	119,705
Angie’s List, Inc. (I)(L)	11,687	58,902
Bankrate, Inc. (I)	16,594	171,748
Bazaarvoice, Inc. (I)	15,886	71,646
Benefitfocus, Inc. (I)(L)	2,060	64,375
Blucora, Inc. (I)	10,148	139,738
Box, Inc., Class A (I)(L)	3,657	46,005
Brightcove, Inc. (I)	8,836	43,473
Carbonite, Inc. (I)	4,992	55,561
ChannelAdvisor Corp. (I)	5,522	54,889
Cimpress NV (I)(L)	8,015	610,022
comScore, Inc. (I)	8,469	390,844
Constant Contact, Inc. (I)	7,931	192,247
Cornerstone OnDemand, Inc. (I)	13,275	438,075
Coupons.com, Inc. (I)(L)	15,301	137,709
Cvent, Inc. (I)	5,797	195,127
Dealertrack Technologies, Inc. (I)	13,430	848,239
Demandware, Inc. (I)	8,203	423,931
DHI Group, Inc. (I)	11,731	85,754
EarthLink Holdings Corp.	25,394	197,565
Endurance International Group Holdings, Inc. (I)	14,463	193,226
Envestnet, Inc. (I)	8,758	262,477
Everyday Health, Inc. (I)	5,821	53,204
Gogo, Inc. (I)(L)	13,990	213,767
GrubHub, Inc. (I)	18,497	450,217
GTT Communications, Inc. (I)	6,116	142,258
Hortonworks, Inc. (I)(L)	1,921	42,051
Internap Corp. (I)	14,339	87,898
IntraLinks Holdings, Inc. (I)	10,262	85,072
j2 Global, Inc.	11,786	835,038
Limelight Networks, Inc. (I)	15,743	30,069
Liquidity Services, Inc. (I)	6,686	49,410
LivePerson, Inc. (I)	14,520	109,771
LogMeIn, Inc. (I)	6,054	412,641
Marketo, Inc. (I)	8,643	245,634
Millennial Media, Inc. (I)	31,700	55,475
Monster Worldwide, Inc. (I)	22,524	144,604
New Relic, Inc. (I)	1,586	60,442
NIC, Inc.	16,087	284,901
OPOWER, Inc. (I)(L)	6,898	61,461
Q2 Holdings, Inc. (I)	4,881	120,658
QuinStreet, Inc. (I)	9,871	54,784

The accompanying notes are an integral part of the financial statements.	203

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Reis, Inc.	2,589	$58,641
RetailMeNot, Inc. (I)	9,784	80,620
Rocket Fuel, Inc. (I)(L)	7,566	35,333
SciQuest, Inc. (I)	7,340	73,400
Shutterstock, Inc. (I)(L)	4,909	148,448
SPS Commerce, Inc. (I)	4,094	277,942
Stamps.com, Inc. (I)	3,485	257,925
TechTarget, Inc. (I)	5,503	46,886
Textura Corp. (I)	4,953	127,986
TrueCar, Inc. (I)(L)	12,672	66,021
United Online, Inc. (I)	3,813	38,130
Web.com Group, Inc. (I)	10,803	227,727
WebMD Health Corp. (I)	9,290	370,114
Wix.com, Ltd. (I)	4,756	82,850
XO Group, Inc. (I)	6,794	95,999
Xoom Corp. (I)	7,879	196,030
		10,524,665
IT services - 2.4%
Acxiom Corp. (I)	19,227	379,926
Blackhawk Network Holdings, Inc. (I)	13,326	564,889
CACI International, Inc., Class A (I)	5,841	432,059
Cardtronics, Inc. (I)	11,023	360,452
Cass Information Systems, Inc.	2,891	142,035
Ciber, Inc. (I)	20,449	65,028
Convergys Corp.	24,071	556,281
CSG Systems International, Inc.	7,940	244,552
Datalink Corp. (I)	5,746	34,304
EPAM Systems, Inc. (I)	11,926	888,726
Euronet Worldwide, Inc. (I)	12,694	940,498
Everi Holdings, Inc. (I)	16,861	86,497
EVERTEC, Inc.	16,116	291,216
ExlService Holdings, Inc. (I)	8,149	300,943
Forrester Research, Inc.	2,668	83,882
Heartland Payment Systems, Inc.	8,922	562,175
Lionbridge Technologies, Inc. (I)	16,961	83,787
Luxoft Holding, Inc. (I)	4,462	282,400
ManTech International Corp., Class A	5,973	153,506
MAXIMUS, Inc.	16,069	957,070
MoneyGram International, Inc. (I)	7,623	61,136
NeuStar, Inc., Class A (I)(L)	13,513	367,689
Perficient, Inc. (I)	8,888	137,142
PFSweb, Inc. (I)	3,320	47,210
Science Applications International Corp.	11,202	450,432
ServiceSource International, Inc. (I)	15,269	61,076
Sykes Enterprises, Inc. (I)	9,468	241,434
Syntel, Inc. (I)	7,646	346,440
TeleTech Holdings, Inc.	3,985	106,758
The Hackett Group, Inc.	6,401	88,014
Unisys Corp. (I)	12,494	148,679
Virtusa Corp. (I)	7,290	374,050
		9,840,286
Semiconductors and semiconductor equipment - 3.1%
Advanced Energy Industries, Inc. (I)	9,968	262,158
Advanced Micro Devices, Inc. (I)(L)	157,007	270,052
Alpha & Omega Semiconductor, Ltd. (I)	6,001	46,748
Ambarella, Inc. (I)(L)	7,643	441,689
Amkor Technology, Inc. (I)	24,588	110,400
Applied Micro Circuits Corp. (I)	20,719	110,018
Axcelis Technologies, Inc. (I)	28,897	77,155
Brooks Automation, Inc.	16,595	194,327
Cabot Microelectronics Corp. (I)	5,902	228,643
Cascade Microtech, Inc. (I)	3,799	53,718

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cavium, Inc. (I)	13,459	$825,979
CEVA, Inc. (I)	5,267	97,808
Cirrus Logic, Inc. (I)	15,417	485,790
Cohu, Inc.	6,697	66,032
Diodes, Inc. (I)	9,140	195,322
DSP Group, Inc. (I)	6,005	54,706
Entegris, Inc. (I)	34,297	452,377
Exar Corp. (I)	10,396	61,856
Fairchild Semiconductor International, Inc. (I)	28,508	400,252
FormFactor, Inc. (I)	14,628	99,178
Inphi Corp. (I)	9,321	224,077
Integrated Device Technology, Inc. (I)	36,147	733,784
Integrated Silicon Solution, Inc.	7,596	163,238
Intersil Corp., Class A	32,246	377,278
IXYS Corp.	6,123	68,333
Kopin Corp. (I)	18,741	58,847
Lattice Semiconductor Corp. (I)	29,291	112,770
M/A-COM Technology
Solutions Holdings, Inc. (I)	5,766	167,156
Mattson Technology, Inc. (I)	19,317	45,009
MaxLinear, Inc., Class A (I)	12,748	158,585
Microsemi Corp. (I)	23,216	761,949
MKS Instruments, Inc.	13,003	435,991
Monolithic Power Systems, Inc.	9,630	493,056
Nanometrics, Inc. (I)	6,280	76,239
NeoPhotonics Corp. (I)	7,077	48,194
NVE Corp.	1,275	61,889
OmniVision Technologies, Inc. (I)	14,143	371,395
PDF Solutions, Inc. (I)	7,066	70,660
Pericom Semiconductor Corp.	5,598	102,164
Photronics, Inc. (I)	16,339	148,031
PMC-Sierra, Inc. (I)	42,807	289,803
Power Integrations, Inc.	7,213	304,172
Rambus, Inc. (I)	28,318	334,152
Rudolph Technologies, Inc. (I)	7,867	97,944
Semtech Corp. (I)	16,274	245,737
Sigma Designs, Inc. (I)	8,847	60,956
Silicon Laboratories, Inc. (I)	10,395	431,808
Synaptics, Inc. (I)	9,009	742,882
Tessera Technologies, Inc.	12,780	414,200
Ultra Clean Holdings, Inc. (I)	8,349	47,923
Ultratech, Inc. (I)	6,991	111,996
Veeco Instruments, Inc. (I)	10,012	205,346
Xcerra Corp. (I)	13,885	87,198
		12,586,970
Software - 4.4%
A10 Networks, Inc. (I)	8,695	52,083
ACI Worldwide, Inc. (I)	28,657	605,236
American Software, Inc., Class A	7,018	66,110
Aspen Technology, Inc. (I)	20,871	791,220
AVG Technologies NV (I)	9,963	216,695
Barracuda Networks, Inc. (I)(L)	1,995	31,082
Blackbaud, Inc.	11,491	644,875
Bottomline Technologies, Inc. (I)	10,059	251,576
BroadSoft, Inc. (I)	7,176	214,993
Callidus Software, Inc. (I)	13,702	232,797
CommVault Systems, Inc. (I)	11,139	378,280
Digimarc Corp. (L)	1,992	60,856
Ebix, Inc. (L)	6,574	164,087
Ellie Mae, Inc. (I)	7,173	477,507
EnerNOC, Inc. (I)	7,225	57,078
Epiq Systems, Inc.	8,326	107,572
ePlus, Inc. (I)	1,356	107,219

The accompanying notes are an integral part of the financial statements.	204

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fair Isaac Corp.	7,553	$638,229
Fleetmatics Group PLC (I)(L)	9,309	456,979
Gigamon, Inc. (I)	6,764	135,348
Globant SA (I)(L)	3,675	112,418
Glu Mobile, Inc. (I)(L)	30,088	131,485
Guidewire Software, Inc. (I)	17,203	904,534
HubSpot, Inc. (I)	4,661	216,131
Imperva, Inc. (I)	6,524	427,192
Infoblox, Inc. (I)	13,981	223,416
Interactive Intelligence Group, Inc. (I)	4,402	130,783
Jive Software, Inc. (I)	12,538	58,552
Manhattan Associates, Inc. (I)	18,019	1,122,584
Mentor Graphics Corp.	24,314	598,854
MicroStrategy, Inc., Class A (I)	2,274	446,773
MobileIron, Inc. (I)(L)	11,471	35,560
Model N, Inc. (I)	6,026	60,320
Monotype Imaging Holdings, Inc.	9,878	215,538
Paycom Software, Inc. (I)	7,762	278,733
Paylocity Holding Corp. (I)	3,898	116,901
Pegasystems, Inc.	8,865	218,168
Progress Software Corp. (I)	12,321	318,251
Proofpoint, Inc. (I)	9,689	584,440
PROS Holdings, Inc. (I)	6,017	133,216
QAD, Inc., Class A	2,692	68,915
Qlik Technologies, Inc. (I)	22,389	816,079
Qualys, Inc. (I)	6,146	174,915
RealPage, Inc. (I)	13,138	218,354
RingCentral, Inc., Class A (I)	13,328	241,903
Rovi Corp. (I)	21,798	228,661
Sapiens International Corp. NV	6,265	72,173
Seachange International, Inc. (I)	8,633	54,388
Silver Spring Networks, Inc. (I)	9,265	119,333
Synchronoss Technologies, Inc. (I)	9,549	313,207
Take-Two Interactive Software, Inc. (I)	20,634	592,815
Tangoe, Inc. (I)	10,073	72,526
TeleCommunication Systems, Inc., Class A (I)	13,445	46,251
Telenav, Inc. (I)	7,691	60,067
The Rubicon Project, Inc. (I)	6,472	94,038
TiVo, Inc. (I)	24,153	209,165
TubeMogul, Inc. (I)(L)	4,184	44,016
Tyler Technologies, Inc. (I)	8,208	1,225,536
Varonis Systems, Inc. (I)	2,477	38,592
VASCO Data Security International, Inc. (I)(L)	7,247	123,489
Verint Systems, Inc. (I)	14,959	645,481
VirnetX Holding Corp. (I)(L)	12,791	45,536
Xura, Inc. (I)	5,802	129,849
Yodlee, Inc. (I)	4,640	74,843
Zendesk, Inc. (I)	13,355	263,227
Zix Corp. (I)	15,459	65,082
		18,062,112
Technology hardware, storage and peripherals - 0.7%
Avid Technology, Inc. (I)	7,905	62,924
Cray, Inc. (I)	10,169	201,448
Diebold, Inc.	15,814	470,783
Dot Hill Systems Corp. (I)	15,279	148,665
Eastman Kodak Company (I)(L)	4,936	77,100
Electronics For Imaging, Inc. (I)	11,451	495,599
Immersion Corp. (I)	7,191	80,755
Nimble Storage, Inc. (I)	12,548	302,658
QLogic Corp. (I)	21,477	220,139
Quantum Corp. (I)	54,380	37,919
Silicon Graphics International Corp. (I)	9,475	37,237
Stratasys, Ltd. (I)(L)	12,531	331,922

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Super Micro Computer, Inc. (I)	9,076	$247,412
Violin Memory, Inc. (I)(L)	26,916	37,144
		2,751,705
		70,772,285
Materials - 3.4%
Chemicals - 1.7%
A. Schulman, Inc.	7,124	231,316
American Vanguard Corp.	7,306	84,457
Axiall Corp.	17,205	269,946
Balchem Corp.	7,633	463,857
Calgon Carbon Corp.	12,875	200,593
Chase Corp.	1,686	66,412
Chemtura Corp. (I)	16,317	466,993
Core Molding Technologies, Inc. (I)	1,957	36,107
Ferro Corp. (I)	17,760	194,472
Flotek Industries, Inc. (I)(L)	13,236	221,041
FutureFuel Corp.	6,075	60,021
Hawkins, Inc.	2,767	106,530
HB Fuller Company	12,252	415,833
Innophos Holdings, Inc.	4,813	190,787
Innospec, Inc.	5,869	272,967
Intrepid Potash, Inc. (I)	14,060	77,892
KMG Chemicals, Inc.	2,660	51,311
Koppers Holdings, Inc.	5,147	103,815
Kraton Performance Polymers, Inc. (I)	7,726	138,295
Kronos Worldwide, Inc.	6,002	37,272
LSB Industries, Inc. (I)	4,934	75,589
Minerals Technologies, Inc.	8,492	408,975
Olin Corp. (L)	18,797	315,978
OM Group, Inc.	7,383	242,827
OMNOVA Solutions, Inc. (I)	12,546	69,505
PolyOne Corp.	21,691	636,414
Quaker Chemical Corp.	3,233	249,200
Rayonier Advanced Materials, Inc.	10,565	64,658
Rentech, Inc. (I)	6,803	38,097
Senomyx, Inc. (I)(L)	11,210	49,997
Sensient Technologies Corp.	11,357	696,184
Stepan Company	4,669	194,277
Trecora Resources (I)	5,342	66,348
Tredegar Corp.	6,451	84,379
Trinseo SA (I)(L)	2,744	69,286
Tronox, Ltd., Class A (L)	15,985	69,854
		7,021,485
Construction materials - 0.1%
Headwaters, Inc. (I)	18,135	340,938
Summit Materials, Inc. (I)	6,271	117,707
U.S. Concrete, Inc. (I)	3,588	171,471
		630,116
Containers and packaging - 0.3%
AEP Industries, Inc. (I)	1,112	63,751
Berry Plastics Group, Inc. (I)	28,971	871,158
Greif, Inc., Class A	7,601	242,548
Myers Industries, Inc.	6,289	84,273
		1,261,730
Metals and mining - 0.8%
AK Steel Holding Corp. (I)(L)	45,068	108,614
Carpenter Technology Corp.	12,373	368,344
Century Aluminum Company (I)	12,704	58,438
Cliffs Natural Resources, Inc. (L)	38,269	93,376
Coeur Mining, Inc. (I)(L)	34,464	97,188

The accompanying notes are an integral part of the financial statements.	205

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Commercial Metals Company	28,203	$382,151
Globe Specialty Metals, Inc.	16,314	197,889
Haynes International, Inc.	3,190	120,710
Hecla Mining Company	91,075	179,418
Horsehead Holding Corp. (I)(L)	14,518	44,135
Kaiser Aluminum Corp.	4,213	338,093
Materion Corp.	5,069	152,171
Real Industry, Inc. (I)(L)	6,501	57,339
Schnitzer Steel Industries, Inc., Class A	6,870	93,020
Stillwater Mining Company (I)	29,760	307,421
SunCoke Energy, Inc.	16,376	127,405
TimkenSteel Corp.	10,094	102,151
Worthington Industries, Inc.	11,869	314,291
		3,142,154
Paper and forest products - 0.5%
Boise Cascade Company (I)	9,529	240,321
Clearwater Paper Corp. (I)	4,592	216,926
Deltic Timber Corp.	2,761	165,135
KapStone Paper and Packaging Corp.	20,779	343,061
Louisiana-Pacific Corp. (I)	34,565	492,206
Neenah Paper, Inc.	4,078	237,666
PH Glatfelter Company	10,697	184,202
Schweitzer-Mauduit International, Inc.	7,454	256,269
Wausau Paper Corp.	11,251	72,006
		2,207,792
		14,263,277
Telecommunication services - 0.9%
Diversified telecommunication services - 0.8%
8x8, Inc. (I)	22,016	182,072
Atlantic Tele-Network, Inc.	2,535	187,413
Cincinnati Bell, Inc. (I)	51,374	160,287
Cogent Communications Holdings, Inc.	11,295	306,772
Consolidated Communications Holdings, Inc.	12,489	240,663
FairPoint Communications, Inc. (I)	5,606	86,388
General Communication, Inc., Class A (I)	8,836	152,509
Globalstar, Inc. (I)(L)	119,057	186,919
Hawaiian Telcom Holdco, Inc. (I)	3,001	62,361
IDT Corp., Class B	4,291	61,361
inContact, Inc. (I)	15,981	120,017
Inteliquent, Inc.	8,453	188,755
Intelsat SA (I)(L)	6,845	44,013
Iridium Communications, Inc. (I)(L)	20,491	126,020
Lumos Networks Corp. (I)	6,131	74,553
ORBCOMM, Inc. (I)	15,536	86,691
Pacific DataVision, Inc. (I)	3,328	99,507
Premiere Global Services, Inc. (I)	11,601	159,398
Straight Path
Communications, Inc., Class B (I)(L)	2,391	96,620
Vonage Holdings Corp. (I)	45,689	268,651
Windstream Holdings, Inc. (L)	24,896	152,861
		3,043,831
Wireless telecommunication services - 0.1%
Boingo Wireless, Inc. (I)	9,266	76,722
Leap Wireless International, Inc. (I)	14,224	35,844
NTELOS Holdings Corp. (I)	4,505	40,680
Shenandoah Telecommunications Company	6,024	257,887
Spok Holdings, Inc.	5,745	94,563
		505,696
		3,549,527

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities - 3.7%
Electric utilities - 1.3%
ALLETE, Inc.	12,010	$606,385
Cleco Corp.	14,490	771,448
El Paso Electric Company	10,208	375,859
IDACORP, Inc.	12,240	792,050
MGE Energy, Inc.	8,579	353,369
Otter Tail Corp.	9,298	242,306
PNM Resources, Inc.	19,457	545,769
Portland General Electric Company	21,263	786,093
The Empire District Electric Company	10,913	240,413
UIL Holdings Corp.	13,825	694,983
Unitil Corp.	4,018	148,184
		5,556,859
Gas utilities - 1.2%
Chesapeake Utilities Corp.	3,821	202,819
New Jersey Resources Corp.	20,833	625,615
Northwest Natural Gas Company	6,540	299,794
ONE Gas, Inc.	12,833	581,720
Piedmont Natural Gas Company, Inc. (L)	19,148	767,260
South Jersey Industries, Inc.	17,022	429,806
Southwest Gas Corp.	11,344	661,582
The Laclede Group, Inc.	10,565	576,109
WGL Holdings, Inc.	12,103	697,980
		4,842,685
Independent power and renewable electricity producers - 0.5%
Abengoa Yield PLC (L)	12,051	199,444
Atlantic Power Corp. (L)	32,475	60,404
Dynegy, Inc. (I)	31,401	649,059
NRG Yield, Inc., Class A (L)	9,888	110,251
NRG Yield, Inc., Class C (L)	14,403	167,219
Ormat Technologies, Inc.	9,253	314,880
Pattern Energy Group, Inc. (L)	13,899	265,332
Talen Energy Corp. (I)	20,323	205,262
Vivint Solar, Inc. (I)(L)	5,179	54,276
		2,026,127
Multi-utilities - 0.4%
Avista Corp.	15,354	510,521
Black Hills Corp.	11,112	459,370
NorthWestern Corp.	11,452	616,461
		1,586,352
Water utilities - 0.3%
American States Water Company	9,412	389,657
California Water Service Group	11,908	263,405
Connecticut Water Service, Inc.	3,401	124,205
Consolidated Water Company, Ltd.	4,372	50,715
Middlesex Water Company	4,020	95,837
SJW Corp.	4,066	125,030
York Water Company	3,265	68,630
		1,117,479
		15,129,502
TOTAL COMMON STOCKS (Cost $322,803,739)		$403,650,065

WARRANTS - 0.0%
Education Management Corp. (I)(N)	7,794	51
Imperial Holdings, Inc. (Expiration
Date: 04/11/2019) (I)(N)	1,261	243
TOTAL WARRANTS (Cost $0)		$294

The accompanying notes are an integral part of the financial statements.	206

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 7.7%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	3,183,650	$31,853,371
TOTAL SECURITIES LENDING COLLATERAL (Cost $31,853,024)		$31,853,371

SHORT-TERM INVESTMENTS - 1.9%
Repurchase agreement - 1.9%
Repurchase Agreement with State Street Corp. dated 09/30/2015 at 0.000% to be repurchased at $7,599,000 on 10/01/2015, collateralized by $7,530,000 U.S. Treasury Notes, 2.375% due 08/15/2024 (valued at $7,755,900, including interest)	$7,599,000	$7,599,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,599,000)		$7,599,000
Total Investments (Small Cap Index Trust) (Cost $362,255,763) - 107.5%		$443,102,730
Other assets and liabilities, net - (7.5%)		(30,827,329)
TOTAL NET ASSETS - 100.0%		$412,275,401

Small Cap Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.8%
Consumer discretionary - 13.7%
Auto components - 0.4%
Cooper Tire & Rubber Company	4,753	$187,791
Federal-Mogul Holdings Corp. (I)	946	6,461
Fuel Systems Solutions, Inc. (I)	778	3,758
Gentex Corp.	1,524	23,622
Horizon Global Corp. (I)	359	3,166
Lear Corp.	169	18,384
Modine Manufacturing Company (I)	6,862	54,004
Motorcar Parts of America, Inc. (I)	855	26,796
Shiloh Industries, Inc. (I)	1,515	12,272
Spartan Motors, Inc.	7,540	31,140
Standard Motor Products, Inc.	3,972	138,543
Stoneridge, Inc. (I)	2,160	26,654
Strattec Security Corp.	924	58,267
Superior Industries International, Inc.	6,173	115,312
Sypris Solutions, Inc.	1,826	2,209
The Goodyear Tire & Rubber Company	4,757	139,523
		847,902
Automobiles - 0.0%
Thor Industries, Inc.	1,015	52,577
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,533	231,235
VOXX International Corp. (I)	3,131	23,232
Weyco Group, Inc.	1,316	35,585
		290,052
Diversified consumer services - 0.6%
American Public Education, Inc. (I)	112	2,626
Apollo Education Group, Inc. (I)	1,506	16,656
Ascent Capital Group, Inc., Class A (I)	3,168	86,740
Bridgepoint Education, Inc. (I)	3,463	26,388
Career Education Corp. (I)	16,001	60,164
Carriage Services, Inc.	1,797	38,797
Graham Holdings Company, Class B	733	422,941

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Lincoln Educational Services Corp.	1,100	$561
National American University Holdings, Inc.	4,665	13,062
Regis Corp. (I)	8,945	117,180
Service Corp. International	13,149	356,338
Sotheby’s	577	18,452
Steiner Leisure, Ltd. (I)	996	62,927
Universal Technical Institute, Inc.	3,087	10,835
		1,233,667
Hotels, restaurants and leisure - 4.0%
Ark Restaurants Corp.	64	1,469
Belmond, Ltd., Class A (I)	12,313	124,484
Biglari Holdings, Inc. (I)	1	366
Bob Evans Farms, Inc.	1,818	78,810
Brinker International, Inc.	21,169	1,114,971
Canterbury Park Holding Corp.	200	1,994
Churchill Downs, Inc.	625	83,631
Cracker Barrel Old Country Store, Inc. (L)	8,479	1,248,787
Dover Motorsports, Inc.	400	920
Gaming Partners International Corp. (I)	800	7,984
International Speedway Corp., Class A	4,386	139,124
La Quinta Holdings, Inc. (I)	913	14,407
Luby’s, Inc. (I)	6,251	31,067
Marriott Vacations Worldwide Corp.	6,354	432,962
Monarch Casino & Resort, Inc. (I)	1,278	22,966
Papa John’s International, Inc.	18,282	1,251,951
RCI Hospitality Holdings, Inc. (I)	2,439	25,414
Red Lion Hotels Corp. (I)	3,000	25,500
Red Robin Gourmet Burgers, Inc. (I)	15,185	1,150,112
Ruby Tuesday, Inc. (I)	9,400	58,374
Sonic Corp.	42,299	970,762
Speedway Motorsports, Inc.	6,431	116,080
The Marcus Corp.	3,816	73,801
The Wendy’s Company	45,462	393,246
Vail Resorts, Inc.	12,204	1,277,515
		8,646,697
Household durables - 2.2%
Bassett Furniture Industries, Inc.	2,333	64,974
Beazer Homes USA, Inc. (I)	50,902	678,524
Cavco Industries, Inc. (I)	606	41,263
CSS Industries, Inc.	976	25,708
Emerson Radio Corp.	4,869	5,940
Ethan Allen Interiors, Inc.	1,606	42,414
Flexsteel Industries, Inc.	1,750	54,688
Helen of Troy, Ltd. (I)	19,983	1,784,482
Hooker Furniture Corp.	2,555	60,145
La-Z-Boy, Inc.	48,986	1,301,068
Lifetime Brands, Inc.	2,931	40,975
M/I Homes, Inc. (I)	2,195	51,758
MDC Holdings, Inc.	3,325	87,049
Meritage Homes Corp. (I)	2,156	78,737
NACCO Industries, Inc., Class A	1,100	52,305
PulteGroup, Inc.	8,267	155,998
Skullcandy, Inc. (I)	5,061	27,987
Skyline Corp. (I)	1,252	3,606
Standard Pacific Corp. (I)	4,889	39,112
Stanley Furniture Company, Inc. (I)	2,340	6,903
The Ryland Group, Inc.	4,067	166,056
Toll Brothers, Inc. (I)	1,543	52,832
TRI Pointe Group, Inc. (I)	2,348	30,735
Universal Electronics, Inc. (I)	1,910	80,277
		4,933,536

The accompanying notes are an integral part of the financial statements.	207

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail - 0.2%
1-800-Flowers.com, Inc., Class A (I)	4,819	$43,853
FTD Companies, Inc. (I)	152	4,530
Liberty TripAdvisor Holdings, Inc., Class A (I)	2,185	48,441
Liberty Ventures, Series A (I)	7,500	302,625
Shutterfly, Inc. (I)	2,310	82,583
		482,032
Leisure products - 0.2%
Callaway Golf Company	14,553	121,518
Escalade, Inc.	3,529	55,758
JAKKS Pacific, Inc. (I)(L)	2,278	19,409
Johnson Outdoors, Inc., Class A	2,170	45,787
Vista Outdoor, Inc. (I)	2,740	121,738
		364,210
Media - 1.2%
AH Belo Corp., Class A	4,238	20,893
Ballantyne Strong, Inc. (I)	1,114	5,236
Beasley Broadcast Group, Inc., Class A	502	2,078
Cable One, Inc. (I)	262	109,888
Cumulus Media, Inc., Class A (I)	15,145	10,659
Entercom Communications Corp., Class A (I)	7,530	76,505
Gannett Company, Inc.	6,760	99,575
Gray Television, Inc. (I)	10,200	130,152
Harte-Hanks, Inc.	8,315	29,352
John Wiley & Sons, Inc., Class A	1,531	76,596
Journal Media Group, Inc.	3,374	25,305
Media General, Inc. (I)	292	4,085
Meredith Corp. (L)	3,094	131,743
MSG Networks, Inc. (I)	4,018	289,859
Nexstar Broadcasting Group, Inc., Class A	20,552	973,137
Radio One, Inc., Class D (I)	2,400	5,112
Salem Media Group	4,439	27,167
Scholastic Corp.	1,609	62,687
Sinclair Broadcast Group, Inc., Class A	144	3,646
Sizmek, Inc. (I)	2,300	13,777
TEGNA, Inc.	11,479	257,015
The EW Scripps Company, Class A	7,298	128,956
The McClatchy Company, Class A (I)	8,440	8,187
The New York Times Company, Class A	1,562	18,447
Time, Inc.	3,231	61,551
		2,571,608
Multiline retail - 0.1%
Dillard’s, Inc., Class A	3,618	316,177
Fred’s, Inc., Class A	2,000	23,700
Gordmans Stores, Inc. (I)	3,030	10,605
		350,482
Specialty retail - 3.5%
Aaron’s, Inc.	15,894	573,932
Abercrombie & Fitch Company, Class A	3,400	72,046
American Eagle Outfitters, Inc.	130	2,032
Ascena Retail Group, Inc. (I)	4,886	67,964
Barnes & Noble Education, Inc. (I)	6,174	78,472
Barnes & Noble, Inc.	9,769	118,303
bebe stores, Inc.	7,863	7,391
Big 5 Sporting Goods Corp.	1,104	11,460
Books-A-Million, Inc. (I)	3,850	12,359
Build-A-Bear Workshop, Inc. (I)	3,241	61,222
Caleres, Inc.	7,015	214,168
Chico’s FAS, Inc.	3,056	48,071
Christopher & Banks Corp. (I)	488	542
Citi Trends, Inc.	3,741	87,465
Conn’s, Inc. (I)	76	1,827

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
DSW, Inc., Class A	1,769	$44,773
Express, Inc. (I)	408	7,291
GameStop Corp., Class A (L)	9,722	400,644
Genesco, Inc. (I)	2,034	116,080
GNC Holdings, Inc., Class A	19,576	791,262
Group 1 Automotive, Inc.	4,096	348,774
Guess?, Inc.	1,195	25,525
Haverty Furniture Companies, Inc.	3,990	93,685
hhgregg, Inc. (I)(L)	2,951	14,371
MarineMax, Inc. (I)	4,789	67,669
New York & Company, Inc. (I)	5,638	13,982
Office Depot, Inc. (I)	31,041	199,283
Penske Automotive Group, Inc.	30,987	1,501,010
Perfumania Holdings, Inc. (I)	848	3,587
Pier 1 Imports, Inc. (L)	30,427	209,946
Rent-A-Center, Inc.	7,876	190,993
Shoe Carnival, Inc.	3,229	76,850
Sonic Automotive, Inc., Class A	1,811	36,981
Stage Stores, Inc.	5,877	57,830
Stein Mart, Inc.	1,094	10,590
Systemax, Inc. (I)	7,064	52,909
Tandy Leather Factory, Inc. (I)	1,690	12,574
The Cato Corp., Class A	1,957	66,597
The Children’s Place, Inc.	1,737	100,173
The Finish Line, Inc., Class A	3,829	73,900
The Men’s Wearhouse, Inc.	6,287	267,323
The Michaels Companies, Inc. (I)	49,974	1,154,399
The Pep Boys - Manny, Moe & Jack (I)	11,993	146,195
Trans World Entertainment Corp. (I)	6,243	23,536
Vitamin Shoppe, Inc. (I)	1,560	50,918
West Marine, Inc. (I)	5,421	47,596
Zumiez, Inc. (I)	400	6,252
		7,570,752
Textiles, apparel and luxury goods - 1.2%
Charles & Colvard, Ltd. (I)	3,400	4,420
Columbia Sportswear Company	22,856	1,343,704
Culp, Inc.	1,603	51,408
Deckers Outdoor Corp. (I)	1,366	79,310
Delta Apparel, Inc. (I)	500	8,815
G-III Apparel Group, Ltd. (I)	1,377	84,906
Iconix Brand Group, Inc. (I)	8,941	120,882
Lakeland Industries, Inc. (I)	1,110	15,418
Movado Group, Inc.	3,138	81,055
Perry Ellis International, Inc. (I)	2,800	61,488
Rocky Brands, Inc.	1,478	20,973
Skechers U.S.A., Inc., Class A (I)	2,907	389,771
Superior Uniform Group, Inc.	3,426	61,428
Tumi Holdings, Inc. (I)	607	10,695
Unifi, Inc. (I)	3,647	108,717
Wolverine World Wide, Inc.	4,795	103,764
		2,546,754
		29,890,269
Consumer staples - 2.9%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	1,135	219,486
Craft Brew Alliance, Inc. (I)	2,909	23,185
MGP Ingredients, Inc.	2,764	44,252
		286,923
Food and staples retailing - 0.3%
Ingles Markets, Inc., Class A	3,007	143,825
SpartanNash Company	6,227	160,968

The accompanying notes are an integral part of the financial statements.	208

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
The Andersons, Inc.	3,784	$128,883
Village Super Market, Inc., Class A	685	16,173
Weis Markets, Inc.	5,260	219,605
		669,454
Food products - 2.3%
Alico, Inc.	341	13,841
Cal-Maine Foods, Inc. (L)	1,835	100,209
Darling Ingredients, Inc. (I)	5,913	66,462
Dean Foods Company	7,003	115,690
Diamond Foods, Inc. (I)	249	7,684
Fresh Del Monte Produce, Inc.	8,912	352,113
Ingredion, Inc.	6,374	556,514
John B. Sanfilippo & Son, Inc.	2,004	102,725
Landec Corp. (I)	3,865	45,105
Omega Protein Corp. (I)	4,487	76,144
Pinnacle Foods, Inc.	41,134	1,722,692
Post Holdings, Inc. (I)	5,726	338,407
Sanderson Farms, Inc. (L)	2,059	141,186
Seaboard Corp. (I)	58	178,582
Seneca Foods Corp., Class A (I)	1,409	37,127
Snyder’s-Lance, Inc.	6,364	214,658
TreeHouse Foods, Inc. (I)	11,038	858,646
		4,927,785
Household products - 0.1%
Central Garden & Pet Company (I)	2,553	39,495
Central Garden & Pet Company, Class A (I)	7,962	128,268
HRG Group, Inc. (I)	227	2,663
Oil-Dri Corp. of America	531	12,160
Orchids Paper Products Company	1,176	30,694
		213,280
Personal products - 0.0%
CCA Industries, Inc. (I)	1,277	3,652
Inter Parfums, Inc.	1,132	28,085
Mannatech, Inc. (I)	276	5,233
Natural Alternatives International, Inc. (I)	200	1,258
Nutraceutical International Corp. (I)	2,093	49,416
		87,644
Tobacco - 0.1%
Universal Corp.	3,597	178,303
		6,363,389
Energy - 4.5%
Energy equipment and services - 2.2%
Atwood Oceanics, Inc. (L)	6,364	94,251
Basic Energy Services, Inc. (I)(L)	9,528	31,442
Bristow Group, Inc.	4,893	128,001
C&J Energy Services, Ltd. (I)	1,651	5,812
Dawson Geophysical Company (I)	3,760	14,326
Diamond Offshore Drilling, Inc.	383	6,626
Dril-Quip, Inc. (I)	974	56,706
ENGlobal Corp. (I)	4,600	4,784
Era Group, Inc. (I)	4,560	68,263
Exterran Holdings, Inc.	12,331	221,958
Forum Energy Technologies, Inc. (I)	59,858	730,866
Gulf Island Fabrication, Inc.	3,019	31,790
Gulfmark Offshore, Inc., Class A (L)	5,053	30,874
Helix Energy Solutions Group, Inc. (I)	55,095	263,905
Helmerich & Payne, Inc. (L)	6,414	303,126
Hornbeck Offshore Services, Inc. (I)(L)	5,300	71,709
Matrix Service Company (I)	2,731	61,366
McDermott International, Inc. (I)(L)	20,409	87,759

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Mitcham Industries, Inc. (I)	2,431	$9,189
Nabors Industries, Ltd.	33,513	316,698
Natural Gas Services Group, Inc. (I)	2,620	50,566
Newpark Resources, Inc. (I)	12,359	63,278
Noble Corp., PLC (L)	12,814	139,801
Nuverra Environmental Solutions, Inc. (I)	37	50
Oil States International, Inc. (I)	1,067	27,881
Pacific Drilling SA (I)(L)	34,499	43,124
Parker Drilling Company (I)	22,288	58,617
Patterson-UTI Energy, Inc.	16,903	222,105
PHI, Inc. (I)	443	8,887
PHI, Inc. (I)	3,660	69,101
Pioneer Energy Services Corp. (I)	13,400	28,140
Precision Drilling Corp. (L)	135,315	503,372
Rowan Companies PLC, Class A	14,692	237,276
RPC, Inc.	163	1,443
SEACOR Holdings, Inc. (I)	3,829	229,012
Superior Energy Services, Inc.	15,724	198,594
Tesco Corp.	9,436	67,373
TETRA Technologies, Inc. (I)	11,674	68,993
Tidewater, Inc. (L)	8,035	105,580
Unit Corp. (I)	9,506	107,038
		4,769,682
Oil, gas and consumable fuels - 2.3%
Adams Resources & Energy, Inc.	724	29,684
Alon USA Energy, Inc.	7,477	135,109
Approach Resources, Inc. (I)(L)	366	684
Bill Barrett Corp. (I)	4,721	15,579
Bonanza Creek Energy, Inc. (I)	3,889	15,828
Callon Petroleum Company (I)	9,369	68,300
Carrizo Oil & Gas, Inc. (I)	3,951	120,664
Clayton Williams Energy, Inc. (I)	1,167	45,291
Cloud Peak Energy, Inc. (I)	3,741	9,839
Comstock Resources, Inc. (L)	9,273	17,711
Contango Oil & Gas Company (I)	3,786	28,774
CVR Energy, Inc.	290	11,905
Delek US Holdings, Inc.	7,310	202,487
Denbury Resources, Inc. (L)	38,287	93,420
DHT Holdings, Inc.	1,653	12,265
Energy XXI, Ltd. (L)	22,008	23,108
EnLink Midstream LLC	540	9,871
GasLog, Ltd. (L)	1,604	15,430
Gastar Exploration, Inc. (I)	1,880	2,162
Green Plains, Inc.	7,544	146,806
Gulfport Energy Corp. (I)	4,010	119,017
HollyFrontier Corp.	1,868	91,233
Matador Resources Company (I)	3,820	79,227
Newfield Exploration Company (I)	9,829	323,374
Northern Oil and Gas, Inc. (I)(L)	14,231	62,901
Oasis Petroleum, Inc. (I)(L)	597	5,182
Overseas Shipholding Group, Inc., Class B (I)	4,700	15,933
Panhandle Oil and Gas, Inc., Class A	2,510	40,562
Parsley Energy, Inc., Class A (I)	19	286
PBF Energy, Inc., Class A	6,877	194,138
PDC Energy, Inc. (I)	592	31,382
Peabody Energy Corp. (I)(L)	27,624	38,121
Range Resources Corp.	3,927	126,135
Renewable Energy Group, Inc. (I)	2,214	18,332
Rex Energy Corp. (I)(L)	5,655	11,706
RSP Permian, Inc. (I)	374	7,574
Scorpio Tankers, Inc.	136,631	1,252,904
SemGroup Corp., Class A	15,444	667,799
Ship Finance International, Ltd. (L)	1,300	21,125

The accompanying notes are an integral part of the financial statements.	209

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
SM Energy Company	2,304	$73,820
Stone Energy Corp. (I)	9,615	47,690
Synergy Resources Corp. (I)	229	2,244
Targa Resources Corp.	435	22,411
Teekay Corp.	286	8,477
Triangle Petroleum Corp. (I)	2,529	3,591
Ultra Petroleum Corp. (I)(L)	43,038	275,013
VAALCO Energy, Inc. (I)	8,997	15,295
W&T Offshore, Inc. (L)	4,726	14,178
Warren Resources, Inc. (I)(L)	4,773	2,336
Western Refining, Inc.	6,164	271,956
Whiting Petroleum Corp. (I)	7,683	117,319
WPX Energy, Inc. (I)	9,097	60,222
		5,026,400
		9,796,082
Financials - 26.1%
Banks - 11.7%
1st Source Corp.	3,993	122,984
Access National Corp.	1,661	33,835
American National Bankshares, Inc.	1,848	43,336
American River Bankshares (I)	2,249	21,703
Ameris Bancorp	1,681	48,329
Associated Banc-Corp.	21,211	381,162
BancFirst Corp.	1,402	88,466
BancorpSouth, Inc.	9,223	219,231
Bank of Commerce Holdings	3,606	20,843
Bank of the Ozarks, Inc.	31,903	1,396,075
BankUnited, Inc.	35,772	1,278,849
Banner Corp.	2,172	103,756
Bar Harbor Bankshares	1,000	31,990
BBCN Bancorp, Inc.	8,868	133,197
BCB Bancorp, Inc.	1,477	14,696
Berkshire Hills Bancorp, Inc.	4,748	130,760
BNC Bancorp	103	2,290
Boston Private Financial Holdings, Inc.	9,773	114,344
Bryn Mawr Bank Corp.	1,969	61,177
C&F Financial Corp.	627	22,948
Camden National Corp.	1,148	46,379
Capital Bank Financial Corp., Class A (I)	377	11,397
Capital City Bank Group, Inc.	3,946	58,874
Cardinal Financial Corp.	4,331	99,656
Cascade Bancorp (I)	79	427
Cathay General Bancorp	5,073	151,987
CenterState Banks, Inc.	3,102	45,599
Central Pacific Financial Corp.	3,754	78,721
Century Bancorp, Inc., Class A	836	34,075
Chemical Financial Corp.	3,570	115,490
Chemung Financial Corp.	966	27,531
CIT Group, Inc.	494	19,775
City Holding Company	2,400	118,320
CNB Financial Corp.	1,962	35,650
CoBiz Financial, Inc.	5,646	73,454
Columbia Banking System, Inc.	4,816	150,307
Community Bank Systems, Inc. (L)	3,485	129,537
Community Trust Bancorp, Inc.	2,447	86,893
ConnectOne Bancorp, Inc.	23	444
Customers Bancorp, Inc. (I)	34	874
CVB Financial Corp.	7,661	127,939
Eagle Bancorp, Inc. (I)	95	4,323
East West Bancorp, Inc.	33,997	1,306,165
Eastern Virginia Bankshares, Inc.	2,996	20,223
Enterprise Bancorp, Inc.	236	4,949

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Enterprise Financial Services Corp.	2,969	$74,730
Farmers Capital Bank Corp. (I)	1,551	38,542
Fidelity Southern Corp.	3,081	65,132
Financial Institutions, Inc.	1,481	36,699
First BanCorp (I)	40,964	145,832
First Bancorp North Carolina	4,396	74,732
First Bancorp, Inc.	1,769	33,788
First Busey Corp.	4,206	83,573
First Business Financial Services, Inc.	1,366	32,128
First Commonwealth Financial Corp.	15,940	144,895
First Community Bancshares, Inc.	4,630	82,877
First Connecticut Bancorp, Inc.	3,963	63,884
First Financial Bancorp	4,968	94,789
First Financial Corp.	1,877	60,721
First Interstate BancSystem, Inc., Class A	1,660	46,214
First Merchants Corp.	4,679	122,683
First Midwest Bancorp, Inc.	7,500	131,550
First NBC Bank Holding Company (I)	54	1,892
First South Bancorp, Inc.	1,628	12,861
FirstMerit Corp.	11,859	209,549
Flushing Financial Corp.	4,247	85,025
FNB Corp.	14,631	189,471
Fulton Financial Corp.	18,259	220,934
German American Bancorp, Inc.	1,901	55,642
Glacier Bancorp, Inc.	47,822	1,262,023
Great Southern Bancorp, Inc.	2,054	88,938
Guaranty Bancorp	3,284	54,087
Hancock Holding Company	4,214	113,989
Hanmi Financial Corp.	4,672	117,734
Heartland Financial USA, Inc.	2,428	88,112
Heritage Commerce Corp.	2,996	33,975
Heritage Financial Corp.	1,481	27,872
Hilltop Holdings, Inc. (I)	4,495	89,046
Horizon Bancorp	1,444	34,295
IBERIABANK Corp.	19,646	1,143,594
Independent Bank Corp. (Massachusetts)	2,831	130,509
Independent Bank Corp. (Michigan)	206	3,041
International Bancshares Corp.	8,607	215,433
Investors Bancorp, Inc.	22,687	279,958
Lakeland Bancorp, Inc.	4,261	47,340
Lakeland Financial Corp.	2,332	105,290
LegacyTexas Financial Group, Inc.	3,326	101,376
Macatawa Bank Corp.	8,394	43,481
MainSource Financial Group, Inc.	4,125	83,985
MB Financial, Inc.	9,125	297,840
MBT Financial Corp. (I)	3,223	20,112
Mercantile Bank Corp.	1,266	26,307
Merchants Bancshares, Inc.	1,017	29,900
Metro Bancorp, Inc.	2,159	63,453
MidSouth Bancorp, Inc.	1,822	21,317
MidWestOne Financial Group, Inc.	1,343	39,296
National Bank Holdings Corp., Class A	117	2,402
National Penn Bancshares, Inc.	6,551	76,974
NBT Bancorp, Inc.	3,823	102,992
NewBridge Bancorp	2,707	23,091
Northrim BanCorp, Inc.	1,530	44,263
Norwood Financial Corp.	792	22,968
OFG Bancorp (L)	6,515	56,876
Old National Bancorp	9,994	139,216
Old Second Bancorp, Inc. (I)	2,721	16,952
Opus Bank	79	3,021
Pacific Continental Corp.	2,749	36,589
Pacific Mercantile Bancorp (I)	2,510	16,892

The accompanying notes are an integral part of the financial statements.	210

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pacific Premier Bancorp, Inc. (I)	2,434	$49,459
PacWest Bancorp	33,418	1,430,625
Park Sterling Corp.	10,501	71,407
Peapack Gladstone Financial Corp.	1,625	34,401
Penns Woods Bancorp, Inc.	792	32,409
People’s United Financial, Inc.	33,316	524,061
Peoples Bancorp, Inc.	2,153	44,761
Pinnacle Financial Partners, Inc.	5,077	250,855
Popular, Inc.	3,619	109,402
Preferred Bank	1,883	59,503
Premier Financial Bancorp, Inc.	2,052	29,220
PrivateBancorp, Inc.	33,942	1,300,997
Prosperity Bancshares, Inc.	4,709	231,259
QCR Holdings, Inc.	1,521	33,264
Renasant Corp.	5,299	174,072
Republic Bancorp, Inc., Class A	4,422	108,560
Republic First Bancorp, Inc. (I)	3,612	13,437
S&T Bancorp, Inc.	4,287	139,842
Sandy Spring Bancorp, Inc.	3,480	91,106
Shore Bancshares, Inc.	2,225	21,627
Sierra Bancorp	2,175	34,713
Simmons First National Corp., Class A	600	28,758
South State Corp.	1,036	79,637
Southern National Bancorp of Virginia, Inc.	1,959	22,117
Southwest Bancorp, Inc.	4,604	75,552
State Bank Financial Corp.	325	6,721
Sterling Bancorp	9,508	141,384
Suffolk Bancorp	1,938	52,946
Sun Bancorp, Inc. (I)	282	5,412
SY Bancorp, Inc.	2,115	76,880
Synovus Financial Corp.	53,600	1,586,560
TCF Financial Corp.	13,821	209,526
Texas Capital Bancshares, Inc. (I)	2,726	142,897
The Bancorp, Inc. (I)	3,062	23,332
Tompkins Financial Corp.	2,251	120,113
Towne Bank	7,025	132,421
Trustmark Corp.	6,295	145,855
UMB Financial Corp.	2,040	103,652
Umpqua Holdings Corp.	15,744	256,627
Union Bankshares Corp.	6,132	147,168
Union Bankshares, Inc.	798	21,139
United Bankshares, Inc.	4,243	161,192
United Community Banks, Inc.	1,741	35,586
Univest Corp. of Pennsylvania	3,806	73,151
Valley National Bancorp	7,801	76,762
Washington Trust Bancorp, Inc.	2,598	99,893
WesBanco, Inc.	6,177	194,267
West Bancorp, Inc.	2,345	43,969
WestAmerica Bancorp.	385	17,109
Western Alliance Bancorp (I)	46,087	1,415,332
Wilshire Bancorp, Inc.	5,039	52,960
Wintrust Financial Corp.	6,749	360,599
Zions Bancorporation	20,614	567,710
		25,493,849
Capital markets - 2.3%
Calamos Asset Management, Inc., Class A	4,844	45,921
Cowen Group, Inc., Class A (I)	27,926	127,343
E*TRADE Financial Corp. (I)	59,191	1,558,499
Evercore Partners, Inc., Class A	20,488	1,029,317
Interactive Brokers Group, Inc., Class A	234	9,236
INTL. FCStone, Inc. (I)	4,806	118,660
Investment Technology Group, Inc.	2,461	32,830
Janus Capital Group, Inc.	94,928	1,291,021

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
JMP Group LLC	2,127	$13,209
KCG Holdings, Inc., Class A (I)	766	8,403
Legg Mason, Inc.	12,494	519,875
Oppenheimer Holdings, Inc., Class A	3,213	64,292
Piper Jaffray Companies (I)	800	28,936
Stifel Financial Corp. (I)	2,642	111,228
Virtus Investment Partners, Inc.	27	2,714
		4,961,484
Consumer finance - 0.2%
Asta Funding, Inc. (I)	2,925	24,950
Cash America International, Inc.	3,600	100,692
Emergent Capital, Inc. (I)	5,828	31,763
Encore Capital Group, Inc. (I)(L)	2,320	85,840
Green Dot Corp., Class A (I)	624	10,982
Navient Corp.	4,932	55,436
Nelnet, Inc., Class A	4,156	143,839
Nicholas Financial, Inc. (I)	75	974
The First Marblehead Corp. (I)	834	2,869
		457,345
Diversified financial services - 0.1%
California First National Bancorp	1,653	22,084
Marlin Business Services Corp.	1,698	26,132
Nasdaq, Inc.	1,000	53,330
NewStar Financial, Inc. (I)	8,366	68,601
PICO Holdings, Inc. (I)	2,493	24,132
Resource America, Inc., Class A	3,450	22,943
		217,222
Insurance - 7.6%
Alleghany Corp. (I)	644	301,463
Allied World Assurance Company Holdings AG	13,195	503,653
Ambac Financial Group, Inc. (I)	1,536	22,226
American Equity Investment Life Holding Company	9,734	226,900
American Financial Group, Inc.	30,985	2,135,176
American Independence Corp. (I)	1,482	14,968
American National Insurance Company	3,349	326,996
AMERISAFE, Inc.	2,629	130,740
Argo Group International Holdings, Ltd.	4,873	275,763
Aspen Insurance Holdings, Ltd.	9,500	441,465
Assurant, Inc.	8,341	659,022
Assured Guaranty, Ltd.	29,055	726,375
Axis Capital Holdings, Ltd.	10,564	567,498
Baldwin & Lyons, Inc., Class B	2,973	64,514
CNO Financial Group, Inc.	94,944	1,785,897
Donegal Group, Inc., Class A	4,559	64,100
EMC Insurance Group, Inc.	4,539	105,350
Employers Holdings, Inc.	2,717	60,562
Endurance Specialty Holdings, Ltd.	8,354	509,845
Enstar Group, Ltd. (I)	1,114	167,100
FBL Financial Group, Inc., Class A	4,495	276,532
Federated National Holding Company	1,090	26,182
First Acceptance Corp. (I)	7,986	21,562
Global Indemnity PLC (I)	2,945	77,071
Greenlight Capital Re, Ltd., Class A (I)	2,616	58,284
Hallmark Financial Services, Inc. (I)	4,008	46,052
HCC Insurance Holdings, Inc.	935	72,434
Horace Mann Educators Corp.	24,750	822,195
Independence Holding Company	3,958	51,296
Investors Title Company	438	31,737
Kemper Corp.	9,743	344,610

The accompanying notes are an integral part of the financial statements.	211

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Maiden Holdings, Ltd.	14,084	$195,486
MBIA, Inc. (I)	22,405	136,222
National General Holdings Corp. (I)	504	9,722
National Western Life Insurance Company, Class A	888	197,758
Old Republic International Corp.	23,203	362,895
OneBeacon Insurance Group, Ltd., Class A	1,120	15,725
PartnerRe, Ltd.	5,266	731,342
Primerica, Inc.	3,035	136,787
ProAssurance Corp.	2,999	147,161
Reinsurance Group of America, Inc.	6,635	601,065
RenaissanceRe Holdings, Ltd.	4,261	453,030
Safety Insurance Group, Inc.	2,275	123,191
Selective Insurance Group, Inc.	5,508	171,078
StanCorp Financial Group, Inc.	594	67,835
State Auto Financial Corp.	4,187	95,505
Stewart Information Services Corp.	4,753	194,445
Symetra Financial Corp.	14,596	461,817
The Hanover Insurance Group, Inc.	6,358	494,017
The Navigators Group, Inc. (I)	2,644	206,179
The Phoenix Companies, Inc. (I)	1,081	35,662
United Fire Group, Inc.	2,908	101,925
Universal Insurance Holdings, Inc.	1,564	46,201
Validus Holdings, Ltd.	11,591	522,406
W.R. Berkley Corp.	724	39,364
White Mountains Insurance Group, Ltd.	96	71,741
		16,536,127
Real estate investment trusts - 1.4%
Cousins Properties, Inc.	113,800	1,049,236
CubeSmart	44,978	1,223,851
The GEO Group, Inc.	27,484	817,374
		3,090,461
Real estate management and development - 1.2%
Alexander & Baldwin, Inc.	3,520	120,842
AV Homes, Inc. (I)	1,798	24,309
Forestar Group, Inc. (I)	1,413	18,581
FRP Holdings, Inc. (I)	1,350	40,689
Griffin Industrial Realty, Inc.	892	22,059
Jones Lang LaSalle, Inc.	9,055	1,301,837
Kennedy-Wilson Holdings, Inc.	44,158	978,983
Realogy Holdings Corp. (I)	1,466	55,166
Stratus Properties, Inc. (I)	1,025	15,888
		2,578,354
Thrifts and mortgage finance - 1.6%
Alliance Bancorp, Inc. of Pennsylvania	1,263	30,274
ASB Bancorp, Inc. (I)	799	19,911
Astoria Financial Corp.	18,702	301,102
Bank Mutual Corp.	10,661	81,876
BankFinancial Corp.	4,835	60,099
BBX Capital Corp., Class A (I)	241	3,880
Beneficial Bancorp, Inc. (I)	146	1,936
Brookline Bancorp, Inc.	15,129	153,408
Cape Bancorp, Inc.	2,925	36,299
Capitol Federal Financial, Inc.	21,504	260,628
Chicopee Bancorp, Inc.	783	12,559
Dime Community Bancshares, Inc.	5,215	88,134
ESSA Bancorp, Inc.	897	11,697
EverBank Financial Corp.	3,984	76,891
Federal Agricultural Mortgage Corp., Class C	1,713	44,418
First Defiance Financial Corp.	2,186	79,920
First Financial Northwest, Inc.	3,879	46,897

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Flagstar Bancorp, Inc. (I)	10,983	$225,810
Fox Chase Bancorp, Inc.	2,071	35,953
HF Financial Corp.	1,526	24,767
Hingham Institution for Savings	425	49,313
Home Bancorp, Inc.	1,668	43,068
HomeStreet, Inc. (I)	1,732	40,009
HopFed Bancorp, Inc.	1,799	21,498
Hudson City Bancorp, Inc.	8,210	83,496
Lake Sunapee Bank Group	1,485	21,562
Meridian Bancorp, Inc.	374	5,113
Meta Financial Group, Inc.	965	40,308
New York Community Bancorp, Inc.	3,722	67,219
Northeast Community Bancorp, Inc.	1,932	14,471
Northfield Bancorp, Inc.	6,576	100,021
Northwest Bancshares, Inc.	7,698	100,074
OceanFirst Financial Corp.	2,476	42,637
Oritani Financial Corp.	7,033	109,855
PHH Corp. (I)	10,506	148,345
Provident Financial Holdings, Inc.	1,778	29,835
Provident Financial Services, Inc.	4,435	86,483
Prudential Bancorp, Inc.	1,696	24,439
Pulaski Financial Corp.	1,912	25,908
Riverview Bancorp, Inc.	5,483	26,044
SI Financial Group, Inc.	2,433	28,953
Southern Missouri Bancorp, Inc.	1,012	21,131
Territorial Bancorp, Inc.	1,722	44,841
TierOne Corp. (I)	2,328	0
TrustCo Bank Corp.	13,738	80,231
United Community Financial Corp.	10,961	54,805
United Financial Bancorp, Inc.	4,950	64,598
Walker & Dunlop, Inc. (I)	1,536	40,059
Washington Federal, Inc.	8,550	194,513
Waterstone Financial, Inc.	3,678	49,579
Westfield Financial, Inc.	4,152	31,763
WSFS Financial Corp.	4,269	122,990
		3,409,620
		56,744,462
Health care - 9.9%
Biotechnology - 0.6%
AMAG Pharmaceuticals, Inc. (I)	17,485	694,679
Catalyst Biosciences, Inc.	793	3,695
Emergent BioSolutions, Inc. (I)	5,004	142,564
Retrophin, Inc. (I)	19,168	388,344
		1,229,282
Health care equipment and supplies - 3.2%
Alere, Inc. (I)	31,591	1,521,107
Alphatec Holdings, Inc. (I)	8,403	2,773
Analogic Corp.	15,269	1,252,669
AngioDynamics, Inc. (I)	8,277	109,174
CONMED Corp.	3,500	167,090
CryoLife, Inc.	4,002	38,939
Cynosure, Inc., Class A (I)	1,525	45,811
Exactech, Inc. (I)	1,991	34,703
Globus Medical, Inc., Class A (I)	45,649	943,108
Greatbatch, Inc. (I)	3,335	188,161
Haemonetics Corp. (I)	2,738	88,492
Halyard Health, Inc. (I)	733	20,847
Hill-Rom Holdings, Inc.	25,689	1,335,571
ICU Medical, Inc. (I)	449	49,166
Integra LifeSciences Holdings Corp. (I)	1,742	103,736
Invacare Corp.	3,396	49,140

The accompanying notes are an integral part of the financial statements.	212

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Kewaunee Scientific Corp.	83	$1,357
LeMaitre Vascular, Inc.	1,115	13,592
Merit Medical Systems, Inc. (I)	6,737	161,082
Misonix, Inc. (I)	500	5,490
Natus Medical, Inc. (I)	1,242	48,997
RTI Surgical, Inc. (I)	4,931	28,008
SeaSpine Holdings Corp. (I)	580	9,396
Span-America Medical Systems, Inc.	684	12,073
Symmetry Surgical, Inc. (I)	1,627	14,480
Wright Medical Group, Inc. (I)	35,408	744,276
		6,989,238
Health care providers and services - 3.0%
Aceto Corp.	5,823	159,841
Air Methods Corp. (I)	102	3,477
Almost Family, Inc. (I)	2,180	87,309
AMN Healthcare Services, Inc. (I)	473	14,195
Amsurg Corp. (I)	5,246	407,667
BioScrip, Inc. (I)	6,492	12,140
Community Health Systems, Inc. (I)	25,267	1,080,670
Cross Country Healthcare, Inc. (I)	6,973	94,903
Digirad Corp.	3,100	11,594
Five Star Quality Care, Inc. (I)	8,754	27,050
Hanger, Inc. (I)	2,811	38,342
Health Net, Inc. (I)	2,915	175,541
Healthways, Inc. (I)	5,277	58,680
IPC Healthcare, Inc. (I)	234	18,179
Kindred Healthcare, Inc.	9,022	142,097
LHC Group, Inc. (I)	2,725	121,998
LifePoint Health, Inc. (I)	21,853	1,549,378
Magellan Health Services, Inc. (I)	4,928	273,159
Medcath Corp. (I)	3,806	1,903
Molina Healthcare, Inc. (I)	2,693	185,413
National HealthCare Corp.	3,289	200,267
Owens & Minor, Inc.	5,919	189,053
PDI, Inc. (I)	619	1,108
PharMerica Corp. (I)	6,796	193,482
Select Medical Holdings Corp.	22,120	238,675
Team Health Holdings, Inc. (I)	21,664	1,170,506
Triple-S Management Corp., Class B (I)	3,459	61,605
Universal American Corp. (I)	12,572	85,992
VCA, Inc. (I)	882	46,437
		6,650,661
Health care technology - 0.4%
Allscripts Healthcare Solutions, Inc. (I)	12,348	153,115
Arrhythmia Research Technology, Inc. (I)	200	1,248
HMS Holdings Corp. (I)	57,708	506,099
MedAssets, Inc. (I)	5,638	113,098
Omnicell, Inc. (I)	33	1,026
		774,586
Life sciences tools and services - 1.5%
Affymetrix, Inc. (I)(L)	130,488	1,114,368
Bio-Techne Corp.	12,199	1,127,920
Charles River
Laboratories International, Inc. (I)	15,724	998,788
Harvard Bioscience, Inc. (I)	6,562	24,804
Luminex Corp. (I)	28	473
		3,266,353
Pharmaceuticals - 1.2%
Cumberland Pharmaceuticals, Inc. (I)	956	5,516
Forest Laboratories, Inc. (I)	767	0
FRD Acquisition Company (I)	5,160	3,493

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Impax Laboratories, Inc. (I)	32,808	$1,155,170
Phibro Animal Health Corp., Class A	31,771	1,004,917
Prestige Brands Holdings, Inc. (I)	8,835	398,989
SciClone Pharmaceuticals, Inc. (I)	2,144	14,879
Trius Therapeutics, Inc. (I)	1,482	163
		2,583,127
		21,493,247
Industrials - 18.3%
Aerospace and defense - 0.8%
AAR Corp.	7,400	140,378
Breeze-Eastern Corp. (I)	1,621	22,662
CPI Aerostructures, Inc. (I)	1,400	12,334
Cubic Corp.	2,425	101,705
Curtiss-Wright Corp.	7,728	482,382
DigitalGlobe, Inc. (I)	1,973	37,526
Ducommun, Inc. (I)	2,274	45,639
Engility Holdings, Inc.	2,470	63,677
KLX, Inc. (I)	238	8,506
Kratos Defense & Security Solutions, Inc. (I)	13,485	56,907
LMI Aerospace, Inc. (I)	2,295	23,593
Moog, Inc., Class A (I)	1,187	64,181
National Presto Industries, Inc.	138	11,628
Orbital ATK, Inc.	4,305	309,400
SIFCO Industries, Inc.	1,000	11,060
Sparton Corp. (I)	2,053	43,934
Triumph Group, Inc.	5,351	225,170
Vectrus, Inc. (I)	325	7,163
		1,667,845
Air freight and logistics - 0.6%
Air Transport Services Group, Inc. (I)	14,569	124,565
Atlas Air Worldwide Holdings, Inc. (I)	3,546	122,550
Forward Air Corp.	22,939	951,739
Hub Group, Inc., Class A (I)	5,439	198,034
		1,396,888
Airlines - 0.6%
Alaska Air Group, Inc.	4,485	356,333
Copa Holdings SA, Class A (L)	1,108	46,458
JetBlue Airways Corp. (I)	27,082	697,903
Republic Airways Holdings, Inc. (I)	7,820	45,200
SkyWest, Inc.	9,770	162,964
		1,308,858
Building products - 1.7%
Apogee Enterprises, Inc.	35,400	1,580,610
Gibraltar Industries, Inc. (I)	5,765	105,788
Griffon Corp.	12,566	198,166
Insteel Industries, Inc.	2,944	47,340
Owens Corning	13,904	582,717
Quanex Building Products Corp.	5,950	108,112
Simpson Manufacturing Company, Inc.	4,345	145,514
Trex Company, Inc. (I)	26,484	882,712
Universal Forest Products, Inc.	2,665	153,717
		3,804,676
Commercial services and supplies - 3.3%
ABM Industries, Inc.	4,733	129,258
ACCO Brands Corp. (I)	4,800	33,936
Acme United Corp.	733	12,234
ARC Document Solutions, Inc. (I)	3,098	18,433
CECO Environmental Corp.	1,395	11,425
Clean Harbors, Inc. (I)	2,286	100,515

The accompanying notes are an integral part of the financial statements.	213

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Covanta Holding Corp.	13,776	$240,391
Ennis, Inc.	5,887	102,198
Essendant, Inc.	3,431	111,267
Fuel Tech, Inc. (I)	1,802	3,442
G&K Services, Inc., Class A	2,329	155,158
Heritage-Crystal Clean, Inc. (I)	1,877	19,277
Intersections, Inc. (I)	1,976	4,110
KAR Auction Services, Inc.	5,840	207,320
Kimball International, Inc., Class B	6,675	63,146
Matthews International Corp., Class A	3,110	152,297
McGrath RentCorp	5,082	135,639
Mobile Mini, Inc.	36,162	1,113,428
Multi-Color Corp.	462	35,338
NL Industries, Inc. (I)	3,260	9,747
Pitney Bowes, Inc.	47,484	942,557
Quad/Graphics, Inc.	266	3,219
Team, Inc. (I)	25,553	820,762
Tetra Tech, Inc.	5,782	140,560
The ADT Corp. (L)	15,096	451,370
The Brink’s Company	224	6,050
TRC Companies, Inc. (I)	4,523	53,507
UniFirst Corp.	2,303	245,983
Versar, Inc. (I)	2,242	7,780
Viad Corp.	4,609	133,615
Virco Manufacturing Corp. (I)	1,200	3,600
Waste Connections, Inc.	34,326	1,667,557
		7,135,119
Construction and engineering - 2.5%
AECOM (I)	13,203	363,215
Aegion Corp. (I)	4,648	76,599
Ameresco, Inc., Class A (I)	6,918	40,678
Argan, Inc.	2,078	72,065
Chicago Bridge & Iron Company NV (L)	4,491	178,113
Comfort Systems USA, Inc.	5,035	137,254
Dycom Industries, Inc. (I)	34,527	2,498,374
EMCOR Group, Inc.	2,011	88,987
Fluor Corp.	3,422	144,922
Furmanite Corp. (I)	1,419	8,628
Great Lakes Dredge & Dock Corp. (I)	13,300	67,032
Integrated Electrical Services, Inc. (I)	753	5,813
Jacobs Engineering Group, Inc. (I)	7,137	267,138
Layne Christensen Company (I)	3,312	21,528
MasTec, Inc. (I)	3,534	55,943
MYR Group, Inc. (I)	2,883	75,535
Northwest Pipe Company (I)	1,706	22,280
Orion Marine Group, Inc. (I)	4,263	25,493
Primoris Services Corp.	41,501	743,283
Quanta Services, Inc. (I)	13,972	338,262
Sterling Construction Company, Inc. (I)	3,771	15,499
Tutor Perini Corp. (I)	8,984	147,877
		5,394,518
Electrical equipment - 0.8%
AZZ, Inc.	818	39,828
Encore Wire Corp.	3,894	127,217
EnerSys	24,287	1,301,297
Franklin Electric Company, Inc.	1,103	30,035
General Cable Corp.	2,090	24,871
Global Power Equipment Group, Inc.	4,171	15,308
LSI Industries, Inc.	4,131	34,866
Orion Energy Systems, Inc. (I)	3,553	6,395
Powell Industries, Inc.	1,610	48,461
PowerSecure International, Inc. (I)	3,120	35,942

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Preformed Line Products Company	984	$36,556
Regal-Beloit Corp.	1,041	58,764
SL Industries, Inc. (I)	1,600	54,400
Thermon Group Holdings, Inc. (I)	142	2,918
Ultralife Corp. (I)	1,984	11,686
		1,828,544
Machinery - 3.0%
Actuant Corp., Class A	3,236	59,510
AGCO Corp.	12,181	568,000
Alamo Group, Inc.	2,127	99,437
Albany International Corp., Class A	34,683	992,281
Altra Industrial Motion Corp.	217	5,017
American Railcar Industries, Inc. (L)	2,773	100,272
Astec Industries, Inc.	4,145	138,899
Barnes Group, Inc.	4,518	162,874
Briggs & Stratton Corp.	6,092	117,637
CIRCOR International, Inc.	909	36,469
Columbus McKinnon Corp.	2,978	54,080
Douglas Dynamics, Inc.	3,168	62,916
Dynamic Materials Corp.	2,005	19,128
EnPro Industries, Inc.	2,365	92,637
ESCO Technologies, Inc.	5,154	185,029
Federal Signal Corp.	10,128	138,855
Gencor Industries, Inc. (I)	1,400	12,656
Hardinge, Inc.	1,500	13,770
Hurco Companies, Inc.	1,492	39,150
Hyster-Yale Materials Handling, Inc.	970	56,095
ITT Corp.	943	31,524
Key Technology, Inc. (I)	641	7,730
LB Foster Company, Class A	1,699	20,864
Lydall, Inc. (I)	2,409	68,632
MFRI, Inc. (I)	1,100	5,632
Miller Industries, Inc.	2,106	41,151
Mueller Industries, Inc.	5,290	156,478
NN, Inc.	2,376	43,956
Oshkosh Corp.	4,981	180,960
RBC Bearings, Inc. (I)	107	6,391
Rexnord Corp. (I)	38,279	649,977
Standex International Corp.	1,206	90,872
Supreme Industries, Inc., Class A	3,651	30,413
Terex Corp.	493	8,844
The Eastern Company	1,471	23,830
The Greenbrier Companies, Inc.	4,203	134,958
The LS Starrett Company, Class A	1,530	18,482
The Manitowoc Company, Inc. (L)	3,181	47,715
Titan International, Inc.	1,100	7,271
TriMas Corp. (I)	899	14,699
Trinity Industries, Inc.	17,414	394,775
Twin Disc, Inc.	1,650	20,477
Valmont Industries, Inc.	1,753	166,342
Wabash National Corp. (I)	2,860	30,287
Watts Water Technologies, Inc., Class A	22,902	1,209,684
Woodward, Inc.	1,435	58,405
		6,425,061
Marine - 0.2%
Golden Ocean Group, Ltd.	5,070	12,472
International Shipholding Corp.	1,625	6,224
Kirby Corp. (I)	2,743	169,929
Matson, Inc.	6,896	265,427
Ultrapetrol Bahamas, Ltd. (I)(L)	15,837	6,493
		460,545

The accompanying notes are an integral part of the financial statements.	214

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services - 0.8%
CBIZ, Inc. (I)	10,531	$103,414
CDI Corp.	4,408	37,688
CRA International, Inc. (I)	2,371	51,166
Franklin Covey Company (I)	830	13,330
FTI Consulting, Inc. (I)	7,438	308,751
GP Strategies Corp. (I)	1,443	32,929
Heidrick & Struggles International, Inc.	4,283	83,304
Hill International, Inc. (I)	9,256	30,360
Huron Consulting Group, Inc. (I)	988	61,780
ICF International, Inc. (I)	4,587	139,399
Kelly Services, Inc., Class A	6,833	96,619
Korn/Ferry International	8,952	296,043
Mistras Group, Inc. (I)	781	10,036
Navigant Consulting, Inc. (I)	9,227	146,802
On Assignment, Inc. (I)	4,136	152,618
Pendrell Corp. (I)	4,870	3,506
RCM Technologies, Inc.	300	1,479
Resources Connection, Inc.	9,420	141,959
RPX Corp. (I)	4,949	67,900
TrueBlue, Inc. (I)	684	15,369
VSE Corp.	1,317	52,772
		1,847,224
Road and rail - 3.1%
AMERCO	1,663	654,341
ArcBest Corp.	3,836	98,854
Avis Budget Group, Inc. (I)	12,123	529,533
Celadon Group, Inc.	52,609	842,796
Con-Way, Inc.	5,501	261,022
Covenant Transportation Group, Inc., Class A (I)	2,929	52,634
Heartland Express, Inc.	48,413	965,355
Knight Transportation, Inc.	2,500	60,000
Landstar System, Inc.	17,240	1,094,223
Marten Transport, Ltd.	7,428	120,111
Old Dominion Freight Line, Inc. (I)	19,744	1,204,384
P.A.M. Transportation Services, Inc. (I)	1,626	53,739
Patriot Transportation Holding, Inc. (I)	450	10,823
Providence and Worcester Railroad Company	815	12,910
Roadrunner Transportation Systems, Inc. (I)	600	11,040
Ryder Systems, Inc.	7,723	571,811
Saia, Inc. (I)	3,963	122,655
USA Truck, Inc. (I)	2,076	35,769
Werner Enterprises, Inc.	5,765	144,702
		6,846,702
Trading companies and distributors - 0.8%
Air Lease Corp.	7,360	227,571
Applied Industrial Technologies, Inc.	3,869	147,602
Beacon Roofing Supply, Inc. (I)	3,185	103,481
CAI International, Inc. (I)	3,456	34,836
GATX Corp.	6,698	295,717
Houston Wire & Cable Company	3,039	19,267
Kaman Corp.	2,465	88,370
Lawson Products, Inc. (I)	1,291	27,950
MRC Global, Inc. (I)	3,169	35,334
Rush Enterprises, Inc., Class A (I)	5,802	140,408
Rush Enterprises, Inc., Class B (I)	12,598	293,659
TAL International Group, Inc. (I)	5,250	71,768
Titan Machinery, Inc. (I)	2,816	32,328
Transcat, Inc. (I)	1,532	14,891
United Rentals, Inc. (I)	681	40,894
WESCO International, Inc. (I)	2,499	116,129

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Willis Lease Finance Corp. (I)	406	$6,602
		1,696,807
Transportation infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (I)	8,691	106,030
		39,918,817
Information technology - 15.5%
Communications equipment - 1.2%
ADTRAN, Inc.	278	4,059
ARRIS Group, Inc. (I)	52,084	1,352,621
Bel Fuse, Inc., Class B	1,641	31,901
Black Box Corp.	2,530	37,292
Communications Systems, Inc.	1,800	15,012
Comtech Telecommunications Corp.	3,221	66,385
Digi International, Inc. (I)	4,813	56,745
EchoStar Corp., Class A (I)	6,591	283,611
Finisar Corp. (I)	23,045	256,491
NETGEAR, Inc. (I)	3,913	114,142
Oclaro, Inc. (I)(L)	5,040	11,592
Optical Cable Corp.	931	3,212
Plantronics, Inc.	340	17,289
Polycom, Inc. (I)	17,453	182,907
RELM Wireless Corp. (I)	2,100	9,240
TESSCO Technologies, Inc.	1,750	36,820
ViaSat, Inc. (I)	751	48,282
Viavi Solutions, Inc. (I)	4,630	24,863
Westell Technologies, Inc., Class A (I)	8,500	9,690
		2,562,154
Electronic equipment, instruments and components - 3.6%
ADDvantage Technologies Group, Inc. (I)	428	959
Anixter International, Inc. (I)	1,021	58,993
Arrow Electronics, Inc. (I)	10,670	589,838
Avnet, Inc.	14,296	610,153
AVX Corp.	27,639	361,795
Belden, Inc.	14,521	677,985
Benchmark Electronics, Inc. (I)	6,843	148,904
Checkpoint Systems, Inc.	9,467	68,636
Coherent, Inc. (I)	2,292	125,372
CTS Corp.	4,099	75,872
Daktronics, Inc.	1,238	10,733
DTS, Inc. (I)	90	2,403
Electro Rent Corp.	3,773	39,164
Electro Scientific Industries, Inc.	4,104	19,043
Fabrinet (I)	5,079	93,098
Flextronics International, Ltd. (I)	9,325	98,286
Frequency Electronics, Inc. (I)	1,783	18,508
II-VI, Inc. (I)	6,455	103,796
Ingram Micro, Inc., Class A	23,323	635,319
Insight Enterprises, Inc. (I)	6,853	177,150
Iteris, Inc. (I)	8,054	19,813
Itron, Inc. (I)	401	12,796
Jabil Circuit, Inc.	15,267	341,523
Kemet Corp. (I)	10,443	19,215
Key Tronic Corp. (I)	1,900	19,038
Kimball Electronics, Inc. (I)	5,006	59,722
Littelfuse, Inc.	139	12,670
Mercury Systems, Inc. (I)	8,122	129,221
Methode Electronics, Inc.	2,814	89,767
Multi-Fineline Electronix, Inc. (I)	3,796	63,393
Napco Security Technologies, Inc. (I)	1,164	7,042
Newport Corp. (I)	5,207	71,596
OSI Systems, Inc. (I)	886	68,187

The accompanying notes are an integral part of the financial statements.	215

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
PAR Technology Corp. (I)	3,132	$16,568
Park Electrochemical Corp.	3,038	53,438
PC Connection, Inc.	4,352	90,217
PCM, Inc. (I)	3,055	27,617
Planar Systems, Inc. (I)	5,100	29,580
Plexus Corp. (I)	3,089	119,174
Radisys Corp. (I)	5,279	14,253
RF Industries, Ltd.	120	550
Richardson Electronics, Ltd.	2,384	14,042
Rofin-Sinar Technologies, Inc. (I)	4,747	123,090
Rogers Corp. (I)	2,200	116,996
Sanmina Corp. (I)	12,969	277,148
ScanSource, Inc. (I)	2,542	90,139
SMTC Corp. (I)	490	760
SYNNEX Corp.	2,067	175,819
Tech Data Corp. (I)	23,403	1,603,106
TTM Technologies, Inc. (I)	21,096	131,428
Vicon Industries, Inc. (I)	126	190
Vishay Intertechnology, Inc.	18,624	180,467
Vishay Precision Group, Inc. (I)	2,886	33,449
		7,928,021
Internet software and services - 0.4%
Actua Corp. (I)	295	3,469
Bankrate, Inc. (I)	9,842	101,865
Blucora, Inc. (I)	6,814	93,829
Dealertrack Technologies, Inc. (I)	950	60,002
DHI Group, Inc. (I)	7,855	57,420
EarthLink Holdings Corp.	15,906	123,749
InterActiveCorp	618	40,337
Internap Corp. (I)	3,547	21,743
IntraLinks Holdings, Inc. (I)	1,106	9,169
Limelight Networks, Inc. (I)	7,903	15,095
Monster Worldwide, Inc. (I)	28,794	184,857
RealNetworks, Inc. (I)	3,943	16,127
Reis, Inc.	300	6,795
TechTarget, Inc. (I)	8,844	75,351
TheStreet, Inc.	4,157	6,942
XO Group, Inc. (I)	3,766	53,214
		869,964
IT services - 2.7%
Acxiom Corp. (I)	3,655	72,223
CACI International, Inc., Class A (I)	17,465	1,291,886
Ciber, Inc. (I)	13,394	42,593
Convergys Corp.	11,544	266,782
CoreLogic, Inc. (I)	1,494	55,622
CSG Systems International, Inc.	1,561	48,079
Datalink Corp. (I)	2,596	15,498
DST Systems, Inc.	10,707	1,125,734
Everi Holdings, Inc. (I)	1,664	8,536
ExlService Holdings, Inc. (I)	664	24,522
Jack Henry & Associates, Inc.	16,302	1,134,782
Luxoft Holding, Inc. (I)	17,923	1,134,347
ManTech International Corp., Class A	4,529	116,395
ModusLink Global Solutions, Inc. (I)	7,816	22,354
NCI, Inc., Class A	2,106	27,947
Perficient, Inc. (I)	2,608	40,241
StarTek, Inc. (I)	3,143	10,623
Sykes Enterprises, Inc. (I)	8,596	219,198
TeleTech Holdings, Inc.	1,791	47,981
The Hackett Group, Inc.	7,525	103,469
		5,808,812

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment - 3.9%
Advanced Energy Industries, Inc. (I)	2,420	$63,646
Alpha & Omega Semiconductor, Ltd. (I)	4,513	35,156
Amkor Technology, Inc. (I)	9,473	42,534
Axcelis Technologies, Inc. (I)	27,071	72,280
AXT, Inc. (I)	4,229	8,120
Brooks Automation, Inc.	15,547	182,055
Cabot Microelectronics Corp. (I)	284	11,002
Cascade Microtech, Inc. (I)	1,892	26,753
Cirrus Logic, Inc. (I)	4,187	131,932
Cohu, Inc.	4,192	41,333
Cree, Inc. (I)(L)	2,647	64,137
Diodes, Inc. (I)	1,789	38,231
DSP Group, Inc. (I)	1,726	15,724
Entegris, Inc. (I)	96,805	1,276,858
Fairchild Semiconductor International, Inc. (I)	71,207	999,746
First Solar, Inc. (I)	11,098	474,440
FormFactor, Inc. (I)	63	427
GigOptix, Inc. (I)	931	1,629
GSI Technology, Inc. (I)	3,507	14,238
Integrated Silicon Solution, Inc.	6,651	142,930
Intersil Corp., Class A	81,246	950,578
IXYS Corp.	7,588	84,682
Kulicke & Soffa Industries, Inc. (I)	13,705	125,812
Lattice Semiconductor Corp. (I)	16,204	62,385
MaxLinear, Inc., Class A (I)	2,169	26,982
Microsemi Corp. (I)	36,971	1,213,388
MKS Instruments, Inc.	8,588	287,956
NeoPhotonics Corp. (I)	5,504	37,482
OmniVision Technologies, Inc. (I)	6,306	165,596
ON Semiconductor Corp. (I)	12,477	117,284
Pericom Semiconductor Corp.	4,434	80,921
Photronics, Inc. (I)	13,726	124,358
PMC-Sierra, Inc. (I)	10,841	73,394
Qorvo, Inc. (I)	1,207	54,375
Rudolph Technologies, Inc. (I)	4,330	53,909
Sigma Designs, Inc. (I)	7,902	54,445
Silicon Laboratories, Inc. (I)	2,112	87,732
Tessera Technologies, Inc.	35,491	1,150,263
Ultra Clean Holdings, Inc. (I)	1,700	9,758
		8,404,471
Software - 2.9%
Barracuda Networks, Inc. (I)(L)	42,108	656,043
Blackbaud, Inc.	21,958	1,232,283
Bottomline Technologies, Inc. (I)	32,381	809,849
Epiq Systems, Inc.	7,845	101,357
ePlus, Inc. (I)	1,364	107,851
GSE Systems, Inc. (I)	2,016	3,004
Mentor Graphics Corp.	683	16,822
MicroStrategy, Inc., Class A (I)	6,039	1,186,482
Progress Software Corp. (I)	4,805	124,113
Rovi Corp. (I)	5,220	54,758
Seachange International, Inc. (I)	5,428	34,196
SS&C Technologies Holdings, Inc.	16,026	1,122,461
Telenav, Inc. (I)	4,950	38,660
Verint Systems, Inc. (I)	20,294	875,686
Zynga, Inc., Class A (I)	2,674	6,097
		6,369,662
Technology hardware, storage and peripherals - 0.8%
Astro-Med, Inc.	1,439	20,002
Cray, Inc. (I)	44,954	890,539
Electronics For Imaging, Inc. (I)	5,466	236,568
Hutchinson Technology, Inc. (I)	5,052	8,083

The accompanying notes are an integral part of the financial statements.	216

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Imation Corp. (I)	6,288	$13,393
Lexmark International, Inc., Class A	9,625	278,933
QLogic Corp. (I)	17,751	181,948
Super Micro Computer, Inc. (I)	4,794	130,684
		1,760,150
		33,703,234
Materials - 5.8%
Chemicals - 2.6%
A. Schulman, Inc.	4,138	134,361
Airgas, Inc.	2,946	263,166
Albemarle Corp.	1,660	73,206
Axiall Corp.	5,489	86,122
Cabot Corp.	9,780	308,657
Calgon Carbon Corp.	2,524	39,324
Chase Corp.	1,174	46,244
Chemtura Corp. (I)	6,621	189,493
Core Molding Technologies, Inc. (I)	1,000	18,450
Cytec Industries, Inc.	2,186	161,436
FutureFuel Corp.	6,696	66,156
Hawkins, Inc.	330	12,705
HB Fuller Company	3,977	134,979
Huntsman Corp.	16,404	158,955
Innophos Holdings, Inc.	1,309	51,889
Innospec, Inc.	1,994	92,741
Intrepid Potash, Inc. (I)	800	4,432
KMG Chemicals, Inc.	1,101	21,238
Kraton Performance Polymers, Inc. (I)	7,990	143,021
LSB Industries, Inc. (I)	567	8,686
Minerals Technologies, Inc.	23,346	1,124,343
Olin Corp. (L)	6,886	115,754
OM Group, Inc.	4,455	146,525
OMNOVA Solutions, Inc. (I)	6,574	36,420
PolyOne Corp.	31,277	917,667
Sensient Technologies Corp.	19,773	1,212,085
Trecora Resources (I)	2,774	34,453
Tredegar Corp.	508	6,645
Tronox, Ltd., Class A (L)	6,193	27,063
		5,636,216
Construction materials - 0.5%
Eagle Materials, Inc.	14,045	960,959
United States Lime & Minerals, Inc.	839	38,300
		999,259
Containers and packaging - 1.0%
Bemis Company, Inc.	8,443	334,090
Graphic Packaging Holding Company	126,349	1,616,004
Greif, Inc., Class A	785	25,049
Myers Industries, Inc.	2,740	36,716
Sonoco Products Company	7,355	277,578
		2,289,437
Metals and mining - 1.3%
Allegheny Technologies, Inc.	1,250	17,725
AM Castle & Company (I)	4,342	9,639
Ampco-Pittsburgh Corp.	1,644	17,936
Carpenter Technology Corp.	60	1,786
Century Aluminum Company (I)	12,885	59,271
Coeur Mining, Inc. (I)(L)	10,600	29,892
Commercial Metals Company	11,325	153,454
Friedman Industries, Inc.	1,511	9,066
Globe Specialty Metals, Inc.	1,167	14,156
Haynes International, Inc.	22,112	836,718

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Kaiser Aluminum Corp.	2,852	$228,873
Materion Corp.	3,233	97,055
Noranda Aluminum Holding Corp.	7	11
Olympic Steel, Inc.	2,383	23,711
Reliance Steel & Aluminum Company	10,960	591,950
Schnitzer Steel Industries, Inc., Class A	5,182	70,164
Steel Dynamics, Inc.	25,728	442,007
SunCoke Energy, Inc.	6,433	50,049
Synalloy Corp.	2,039	18,677
TimkenSteel Corp.	248	2,510
United States Steel Corp. (L)	14,836	154,591
Universal Stainless & Alloy Products, Inc. (I)	1,562	16,526
Worthington Industries, Inc.	554	14,670
		2,860,437
Paper and forest products - 0.4%
Boise Cascade Company (I)	2,384	60,124
Clearwater Paper Corp. (I)	1,959	92,543
Domtar Corp.	8,539	305,269
KapStone Paper and Packaging Corp.	10,420	172,034
Mercer International, Inc.	10,058	100,882
PH Glatfelter Company	4,610	79,384
Resolute Forest Products, Inc. (I)	9,682	80,457
Schweitzer-Mauduit International, Inc.	421	14,474
		905,167
		12,690,516
Telecommunication services - 1.3%
Diversified telecommunication services - 0.9%
Atlantic Tele-Network, Inc.	1,524	112,669
Consolidated Communications Holdings, Inc.	151	2,910
Frontier Communications Corp.	129,912	617,082
General Communication, Inc., Class A (I)	7,302	126,033
Hawaiian Telcom Holdco, Inc. (I)	2,368	49,207
Iridium Communications, Inc. (I)(L)	137,558	845,982
Premiere Global Services, Inc. (I)	3,309	45,466
Vonage Holdings Corp. (I)	30,776	180,963
Windstream Holdings, Inc. (L)	4,322	26,537
		2,006,849
Wireless telecommunication services - 0.4%
Boingo Wireless, Inc. (I)	2,905	24,053
Leap Wireless International, Inc. (I)	8,053	20,294
Shenandoah Telecommunications Company	3,659	156,642
Spok Holdings, Inc.	5,172	85,131
Telephone & Data Systems, Inc.	14,912	372,204
United States Cellular Corp. (I)	4,616	163,545
		821,869
		2,828,718
Utilities - 0.8%
Gas utilities - 0.6%
UGI Corp.	36,892	1,284,579
Independent power and renewable electricity producers - 0.2%
Calpine Corp. (I)	2,581	37,683
NRG Energy, Inc.	2,785	41,357
Ormat Technologies, Inc.	9,116	310,217
		389,257
Water utilities - 0.0%
Consolidated Water Company, Ltd.	3,558	41,273
		1,715,109
TOTAL COMMON STOCKS (Cost $206,802,211)		$215,143,843

The accompanying notes are an integral part of the financial statements.	217

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.0%
Health care - 0.0%
Catalyst Biosciences, Inc., 0.000% 02/19/2018 (I)	$5,997	$3,041
TOTAL CONVERTIBLE BONDS (Cost $5,997)		$3,041

SECURITIES LENDING COLLATERAL - 3.2%
John Hancock Collateral Trust, 0.1319% (W)(Y)	705,502	7,058,758
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,058,677)		$7,058,758

SHORT-TERM INVESTMENTS - 0.7%
Money market funds - 0.7%
State Street Institutional Liquid Reserves Fund, 0.1305% (Y)	1,615,826	1,615,826
TOTAL SHORT-TERM INVESTMENTS (Cost $1,615,826)		$1,615,826
Total Investments (Small Cap Opportunities Trust) (Cost $215,482,711) - 102.7%		$223,821,468
Other assets and liabilities, net - (2.7%)		(5,960,777)
TOTAL NET ASSETS - 100.0%		$217,860,691

Small Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.7%
Consumer discretionary - 7.7%
Auto components - 0.1%
Horizon Global Corp. (I)	98,994	$873,125
Hotels, restaurants and leisure - 0.1%
International Speedway Corp., Class A	17,547	556,591
Household durables - 2.5%
Helen of Troy, Ltd. (I)	176,550	15,765,915
Multiline retail - 1.2%
Fred’s, Inc., Class A	611,282	7,243,692
Specialty retail - 3.8%
Ascena Retail Group, Inc. (I)	753,940	10,487,305
CST Brands, Inc.	8,970	301,930
Stage Stores, Inc. (L)	478,819	4,711,579
The Cato Corp., Class A	250,876	8,537,310
		24,038,124
		48,477,447
Consumer staples - 5.4%
Beverages - 1.3%
C&C Group PLC	2,093,044	8,304,387
Food and staples retailing - 1.3%
Casey’s General Stores, Inc.	77,640	7,990,709
Food products - 2.8%
Cranswick PLC	345,105	8,328,603
Post Holdings, Inc. (I)	160,440	9,482,004
		17,810,607
		34,105,703

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy - 6.5%
Energy equipment and services - 2.3%
Era Group, Inc. (I)	269,277	$4,031,077
SEACOR Holdings, Inc. (I)	134,858	8,065,857
Tesco Corp.	329,758	2,354,472
		14,451,406
Oil, gas and consumable fuels - 4.2%
Diamondback Energy, Inc. (I)	4,326	279,460
Dorian LPG, Ltd. (I)	447,330	4,611,972
RSP Permian, Inc. (I)	460,180	9,318,645
Scorpio Tankers, Inc.	1,397,070	12,811,132
		27,021,209
		41,472,615
Financials - 21.1%
Banks - 12.8%
First Busey Corp.	304,403	6,048,488
First Midwest Bancorp, Inc.	632,901	11,101,084
First Niagara Financial Group, Inc.	735,632	7,510,803
Flushing Financial Corp.	311,416	6,234,548
Great Western Bancorp, Inc.	298,536	7,573,858
Hancock Holding Company	242,940	6,571,527
International Bancshares Corp.	477,944	11,962,938
MB Financial, Inc.	278,948	9,104,863
Webster Financial Corp.	425,620	15,164,841
		81,272,950
Capital markets - 0.9%
Ares Capital Corp.	14,646	212,074
Solar Capital, Ltd.	327,625	5,183,028
		5,395,102
Insurance - 2.6%
Alleghany Corp. (I)	908	425,044
AMERISAFE, Inc.	106,740	5,308,180
Assured Guaranty, Ltd.	7,120	178,000
Primerica, Inc.	220,490	9,937,484
Reinsurance Group of America, Inc.	4,450	403,126
White Mountains Insurance Group, Ltd.	460	343,758
		16,595,592
Real estate investment trusts - 3.1%
Corrections Corp. of America	6,984	206,307
DiamondRock Hospitality Company	540,698	5,974,713
Education Realty Trust, Inc.	216,373	7,129,490
Kite Realty Group Trust	7,420	176,670
Mid-America Apartment Communities, Inc.	3,280	268,534
Summit Hotel Properties, Inc.	513,079	5,987,632
		19,743,346
Thrifts and mortgage finance - 1.7%
Northwest Bancshares, Inc.	816,030	10,608,390
		133,615,380
Health care - 11.1%
Health care equipment and supplies - 4.1%
Haemonetics Corp. (I)	213,620	6,904,198
ICU Medical, Inc. (I)	70,866	7,759,827
STERIS Corp. (L)	171,810	11,162,496
		25,826,521
Health care providers and services - 1.8%
Amsurg Corp. (I)	96,140	7,471,039

The accompanying notes are an integral part of the financial statements.	218

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
CorVel Corp. (I)	119,030	$3,844,669
		11,315,708
Health care technology - 2.6%
Allscripts Healthcare Solutions, Inc. (I)	765,010	9,486,124
MedAssets, Inc. (I)	366,000	7,341,960
		16,828,084
Life sciences tools and services - 1.8%
Charles River Laboratories International, Inc. (I)	150,030	9,529,906
ICON PLC (I)	24,710	1,753,669
		11,283,575
Pharmaceuticals - 0.8%
Phibro Animal Health Corp., Class A	167,870	5,309,728
		70,563,616
Industrials - 28.1%
Aerospace and defense - 1.9%
Cubic Corp.	285,940	11,992,324
Air freight and logistics - 0.5%
UTi Worldwide, Inc. (I)	745,540	3,422,029
Building products - 0.7%
Tyman PLC	1,126,514	4,733,537
Commercial services and supplies - 10.0%
ACCO Brands Corp. (I)	1,108,710	7,838,580
Clean Harbors, Inc. (I)	3,810	167,526
Essendant, Inc.	347,258	11,261,577
G&K Services, Inc., Class A	248,270	16,539,747
Matthews International Corp., Class A	226,950	11,113,742
SP Plus Corp. (I)	434,118	10,049,832
Steelcase, Inc., Class A	339,750	6,254,798
		63,225,802
Construction and engineering - 1.0%
Primoris Services Corp.	351,110	6,288,380
Electrical equipment - 1.6%
Babcock & Wilcox Enterprises, Inc. (I)	347,840	5,843,712
Thermon Group Holdings, Inc. (I)	214,900	4,416,195
		10,259,907
Industrial conglomerates - 0.1%
Carlisle Companies, Inc.	3,766	329,073
Machinery - 8.3%
Albany International Corp., Class A	364,094	10,416,729
CIRCOR International, Inc.	108,362	4,347,483
ESCO Technologies, Inc.	241,292	8,662,383
Luxfer Holdings PLC, ADR	392,038	4,230,090
Mueller Industries, Inc.	514,950	15,232,221
TriMas Corp. (I)	588,691	9,625,098
		52,514,004
Professional services - 2.5%
FTI Consulting, Inc. (I)	257,760	10,699,618
Mistras Group, Inc. (I)	377,444	4,850,155
		15,549,773
Trading companies and distributors - 1.5%
GATX Corp.	215,860	9,530,219
		177,845,048

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology - 8.3%
Electronic equipment, instruments and components - 5.3%
Belden, Inc.	262,559	$12,258,880
Coherent, Inc. (I)	115,390	6,311,833
CTS Corp.	274,240	5,076,182
ScanSource, Inc. (I)	285,020	10,106,809
		33,753,704
IT services - 1.3%
Forrester Research, Inc.	257,753	8,103,754
Semiconductors and semiconductor equipment - 0.1%
Maxim Integrated Products, Inc.	10,220	341,348
Technology hardware, storage and peripherals - 1.6%
Diebold, Inc.	350,660	10,439,148
		52,637,954
Materials - 5.1%
Chemicals - 2.8%
Innospec, Inc.	124,580	5,794,216
Sensient Technologies Corp.	191,550	11,742,015
		17,536,231
Containers and packaging - 1.0%
AptarGroup, Inc.	2,628	173,343
Greif, Inc., Class A	186,490	5,950,896
		6,124,239
Paper and forest products - 1.3%
Deltic Timber Corp.	143,476	8,581,300
		32,241,770
Utilities - 3.4%
Electric utilities - 0.0%
Westar Energy, Inc.	4,000	153,760
Gas utilities - 3.4%
Atmos Energy Corp.	3,440	200,139
New Jersey Resources Corp.	165,548	4,971,406
The Laclede Group, Inc.	153,110	8,349,088
UGI Corp.	9,740	339,147
WGL Holdings, Inc.	133,830	7,717,976
		21,577,756
		21,731,516
TOTAL COMMON STOCKS (Cost $506,365,902)		$612,691,049

The accompanying notes are an integral part of the financial statements.	219

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral Trust, 0.1319% (W)(Y)	1,023,340	$10,238,825
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,238,825)		$10,238,825

SHORT-TERM INVESTMENTS - 3.4%
Repurchase agreement - 3.4%
Bank of America Tri-Party Repurchase Agreement dated 09/30/2015 at 0.120% to be repurchased at $21,900,073 on 10/01/2015, collateralized by $21,251,508 Government National Mortgage Association, 3.500% due 09/20/2045 (valued at $22,338,001, including interest)	$21,900,000	$21,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,900,000)		$21,900,000
Total Investments (Small Cap Value Trust) (Cost $538,504,727) - 101.7%		$644,829,874
Other assets and liabilities, net - (1.7%)		(10,942,416)
TOTAL NET ASSETS - 100.0%		$633,887,458

Small Company Growth Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.4%
Consumer discretionary - 16.7%
Auto components - 0.8%
Visteon Corp. (I)	8,900	$901,036
Distributors - 0.9%
Pool Corp.	13,921	1,006,488
Hotels, restaurants and leisure - 7.9%
BJ’s Restaurants, Inc. (I)	17,872	769,032
Brinker International, Inc.	15,100	795,317
Choice Hotels International, Inc.	12,354	588,667
Domino’s Pizza, Inc.	8,711	940,004
Dunkin’ Brands Group, Inc.	18,486	905,814
Jack in the Box, Inc.	12,564	967,931
Penn National Gaming, Inc. (I)	52,687	884,088
Texas Roadhouse, Inc.	25,702	956,114
The Cheesecake Factory, Inc.	16,203	874,314
Vail Resorts, Inc.	8,932	935,002
		8,616,283
Household durables - 0.7%
Standard Pacific Corp. (I)	97,345	778,760
Leisure products - 0.8%
Brunswick Corp.	17,499	838,027
Media - 0.8%
IMAX Corp. (I)	24,970	843,736
Specialty retail - 1.9%
DSW, Inc., Class A	22,763	576,132
Five Below, Inc. (I)	18,864	633,453
Group 1 Automotive, Inc.	10,745	914,937
		2,124,522
Textiles, apparel and luxury goods - 2.9%
Carter’s, Inc.	9,268	840,052
G-III Apparel Group, Ltd. (I)	23,305	1,436,986

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Steven Madden, Ltd. (I)	25,584	$936,886
		3,213,924
		18,322,776
Consumer staples - 1.6%
Food products - 1.6%
B&G Foods, Inc.	21,688	790,528
Lancaster Colony Corp.	9,819	957,156
		1,747,684
		1,747,684
Energy - 2.4%
Energy equipment and services - 1.0%
Atwood Oceanics, Inc. (L)	4,208	62,320
Dril-Quip, Inc. (I)	9,084	528,870
Patterson-UTI Energy, Inc.	37,485	492,553
		1,083,743
Oil, gas and consumable fuels - 1.4%
Energen Corp.	11,823	589,495
Laredo Petroleum, Inc. (I)(L)	32,347	305,032
Oasis Petroleum, Inc. (I)(L)	10,392	90,203
SemGroup Corp., Class A	9,931	429,416
Ultra Petroleum Corp. (I)(L)	31,070	198,537
		1,612,683
		2,696,426
Financials - 7.7%
Banks - 3.9%
Cathay General Bancorp	29,778	892,149
Cullen/Frost Bankers, Inc.	12,075	767,729
Hancock Holding Company	23,043	623,313
Home BancShares, Inc.	24,653	998,447
SVB Financial Group (I)	8,859	1,023,569
		4,305,207
Capital markets - 2.3%
Affiliated Managers Group, Inc. (I)	3,976	679,856
Janus Capital Group, Inc.	49,458	672,629
Stifel Financial Corp. (I)	16,260	684,546
WisdomTree Investments, Inc.	28,926	466,576
		2,503,607
Insurance - 0.8%
American Equity Investment Life Holding Company	35,203	820,582
Real estate investment trusts - 0.7%
Corrections Corp. of America	26,411	780,181
		8,409,577
Health care - 23.8%
Biotechnology - 7.7%
ACADIA Pharmaceuticals, Inc. (I)	14,732	487,187
Alnylam Pharmaceuticals, Inc. (I)	5,408	434,587
Anacor Pharmaceuticals, Inc. (I)	6,963	819,615
Cepheid, Inc. (I)	17,506	791,271
Enanta Pharmaceuticals, Inc. (I)(L)	11,301	408,418
Exact Sciences Corp. (I)(L)	51,800	931,882
Exelixis, Inc. (I)(L)	98,268	551,283
Halozyme Therapeutics, Inc. (I)	32,591	437,697
Incyte Corp. (I)	7,879	869,290
Insys Therapeutics, Inc. (I)(L)	16,822	478,754
Neurocrine Biosciences, Inc. (I)	21,800	867,422

The accompanying notes are an integral part of the financial statements.	220

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Repligen Corp. (I)	23,621	$657,845
Seattle Genetics, Inc. (I)	18,350	707,576
		8,442,827
Health care equipment and supplies - 4.6%
Alere, Inc. (I)	10,926	526,087
DexCom, Inc. (I)	20,120	1,727,503
Hill-Rom Holdings, Inc.	19,299	1,003,355
NuVasive, Inc. (I)	17,397	838,883
Sirona Dental Systems, Inc. (I)	10,482	978,390
		5,074,218
Health care providers and services - 6.3%
Chemed Corp.	10,542	1,407,041
Community Health Systems, Inc. (I)	20,425	873,577
Envision Healthcare Holdings, Inc. (I)	23,080	849,113
HealthEquity, Inc. (I)	24,114	712,569
HealthSouth Corp.	23,559	903,959
Select Medical Holdings Corp.	59,521	642,232
VCA, Inc. (I)	28,559	1,503,631
		6,892,122
Health care technology - 0.1%
HMS Holdings Corp. (I)	16,408	143,898
Life sciences tools and services - 3.7%
Affymetrix, Inc. (I)(L)	62,615	534,732
Bio-Techne Corp.	9,464	875,041
PAREXEL International Corp. (I)	13,029	806,756
PerkinElmer, Inc.	17,952	825,074
VWR Corp. (I)(L)	36,533	938,533
		3,980,136
Pharmaceuticals - 1.4%
Catalent, Inc. (I)	31,860	774,198
Nektar Therapeutics (I)	65,233	714,954
		1,489,152
		26,022,353
Industrials - 14.2%
Aerospace and defense - 1.7%
Hexcel Corp.	18,964	850,725
TransDigm Group, Inc. (I)	4,486	952,871
		1,803,596
Air freight and logistics - 0.7%
Forward Air Corp.	18,977	787,356
Building products - 1.6%
AO Smith Corp.	14,979	976,481
Masonite International Corp. (I)	13,350	808,743
		1,785,224
Commercial services and supplies - 1.6%
Pitney Bowes, Inc.	42,431	842,255
Steelcase, Inc., Class A	49,302	907,650
		1,749,905
Electrical equipment - 1.3%
Acuity Brands, Inc.	8,155	1,431,855
Machinery - 2.7%
ITT Corp.	24,731	826,757
WABCO Holdings, Inc. (I)	9,922	1,040,123
Wabtec Corp.	11,838	1,042,336
		2,909,216

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Marine - 0.7%
Kirby Corp. (I)	13,106	$811,917
Professional services - 0.7%
CEB, Inc.	11,840	809,146
Road and rail - 2.2%
Knight Transportation, Inc.	38,104	914,496
Old Dominion Freight Line, Inc. (I)	13,930	849,730
Swift Transportation Company (I)	40,298	605,276
		2,369,502
Trading companies and distributors - 1.0%
Watsco, Inc.	8,785	1,040,847
		15,498,564
Information technology - 26.0%
Communications equipment - 1.8%
ARRIS Group, Inc. (I)	38,744	1,006,182
Finisar Corp. (I)	10,258	114,172
Infinera Corp. (I)	42,156	824,571
		1,944,925
Electronic equipment, instruments and components - 1.6%
Cognex Corp.	20,574	707,128
SYNNEX Corp.	11,700	995,202
		1,702,330
Internet software and services - 2.2%
CoStar Group, Inc. (I)	7,689	1,330,658
Envestnet, Inc. (I)	16,779	502,867
HomeAway, Inc. (I)	23,367	620,160
		2,453,685
IT services - 2.2%
Booz Allen Hamilton Holding Corp.	35,909	941,175
EPAM Systems, Inc. (I)	20,228	1,507,391
		2,448,566
Semiconductors and semiconductor equipment - 4.4%
Atmel Corp.	116,754	942,205
Cavium, Inc. (I)	14,461	887,472
MKS Instruments, Inc.	19,586	656,719
Monolithic Power Systems, Inc.	18,344	939,213
Power Integrations, Inc.	16,987	716,342
Silicon Laboratories, Inc. (I)	17,054	708,423
		4,850,374
Software - 13.2%
Aspen Technology, Inc. (I)	23,106	875,948
Cadence Design Systems, Inc. (I)	48,380	1,000,498
CommVault Systems, Inc. (I)	19,552	663,986
Fair Isaac Corp.	9,907	837,142
Guidewire Software, Inc. (I)	18,911	994,340
Interactive Intelligence Group, Inc. (I)	14,591	433,499
Manhattan Associates, Inc. (I)	40,351	2,513,867
Mentor Graphics Corp.	37,185	915,867
MicroStrategy, Inc., Class A (I)	6,200	1,218,114
Proofpoint, Inc. (I)	11,702	705,865
Qlik Technologies, Inc. (I)	30,337	1,105,784
Qualys, Inc. (I)	22,298	634,601
SolarWinds, Inc. (I)	19,163	751,956
The Ultimate Software Group, Inc. (I)	6,195	1,108,967
Verint Systems, Inc. (I)	15,028	648,458
		14,408,892

The accompanying notes are an integral part of the financial statements.	221

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals - 0.6%
Cray, Inc. (I)	30,967	$613,456
		28,422,228
Materials - 2.6%
Chemicals - 0.7%
PolyOne Corp.	27,013	792,561
Construction materials - 0.9%
Martin Marietta Materials, Inc.	6,648	1,010,164
Containers and packaging - 0.7%
Berry Plastics Group, Inc. (I)	24,715	743,180
Metals and mining - 0.3%
Carpenter Technology Corp.	11,843	352,566
		2,898,471
Telecommunication services - 1.4%
Wireless telecommunication services - 1.4%
SBA Communications Corp., Class A (I)	14,494	1,518,102
TOTAL COMMON STOCKS (Cost $89,836,740)		$105,536,181

SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral Trust, 0.1319% (W)(Y)	335,152	3,353,299
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,353,246)		$3,353,299

SHORT-TERM INVESTMENTS - 2.3%
Money market funds - 2.3%
State Street Institutional Liquid Reserves Fund, 0.1305% (Y)	2,550,573	2,550,573
TOTAL SHORT-TERM INVESTMENTS (Cost $2,550,573)		$2,550,573
Total Investments (Small Company Growth Trust) (Cost $95,740,559) - 101.8%		$111,440,053
Other assets and liabilities, net - (1.8%)		(2,020,707)
TOTAL NET ASSETS - 100.0%		$109,419,346

Small Company Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.1%
Consumer discretionary - 12.0%
Auto components - 1.7%
Dorman Products, Inc. (I)(L)	47,700	$2,427,453
Drew Industries, Inc.	49,100	2,681,351
		5,108,804
Distributors - 1.0%
Pool Corp.	40,500	2,928,150
Diversified consumer services - 0.7%
American Public Education, Inc. (I)	50,000	1,172,500
Capella Education Company	16,300	807,176
		1,979,676
Hotels, restaurants and leisure - 0.6%
Interval Leisure Group, Inc.	40,000	734,400
Red Robin Gourmet Burgers, Inc. (I)	14,100	1,067,934
		1,802,334

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables - 2.1%
Cavco Industries, Inc. (I)	23,100	$1,572,879
CSS Industries, Inc.	54,400	1,432,896
Ethan Allen Interiors, Inc.	65,400	1,727,214
Meritage Homes Corp. (I)	44,600	1,628,792
		6,361,781
Media - 1.4%
Cable One, Inc. (I)	2,700	1,132,434
New Media Investment Group, Inc.	118,000	1,824,280
Scholastic Corp.	32,800	1,277,888
		4,234,602
Multiline retail - 0.3%
Fred’s, Inc., Class A	84,800	1,004,880
Specialty retail - 2.6%
Aaron’s, Inc.	121,500	4,387,365
Party City Holdco, Inc. (I)	40,600	648,382
Pier 1 Imports, Inc. (L)	205,400	1,417,260
Sportsman’s Warehouse Holdings, Inc. (I)(L)	113,100	1,393,392
		7,846,399
Textiles, apparel and luxury goods - 1.6%
Crocs, Inc. (I)	57,900	748,358
Culp, Inc.	66,100	2,119,827
Steven Madden, Ltd. (I)	49,200	1,801,704
		4,669,889
		35,936,515
Consumer staples - 3.2%
Food and staples retailing - 1.3%
PriceSmart, Inc.	29,700	2,296,998
SpartanNash Company	59,420	1,536,007
		3,833,005
Food products - 1.0%
Pinnacle Foods, Inc.	36,000	1,507,680
Post Holdings, Inc. (I)	22,800	1,347,480
		2,855,160
Household products - 0.5%
Energizer Holdings, Inc.	37,400	1,447,754
Tobacco - 0.4%
Vector Group, Ltd.	57,265	1,294,762
		9,430,681
Energy - 4.2%
Energy equipment and services - 1.5%
Atwood Oceanics, Inc. (L)	58,000	858,980
Bristow Group, Inc.	27,300	714,168
RPC, Inc. (L)	124,000	1,097,400
Tesco Corp.	89,300	637,602
TETRA Technologies, Inc. (I)	199,900	1,181,409
		4,489,559
Oil, gas and consumable fuels - 2.7%
Clayton Williams Energy, Inc. (I)(L)	35,500	1,377,755
Matador Resources Company (I)	138,900	2,880,786
PDC Energy, Inc. (I)	26,300	1,394,163
Teekay Tankers, Ltd., Class A	220,000	1,517,998
WPX Energy, Inc. (I)	152,500	1,009,550
		8,180,252
		12,669,811

The accompanying notes are an integral part of the financial statements.	222

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials - 33.9%
Banks - 12.7%
BankUnited, Inc.	54,400	$1,944,800
BBCN Bancorp, Inc.	109,400	1,643,188
Columbia Banking System, Inc.	101,300	3,161,573
East West Bancorp, Inc.	130,800	5,025,336
Glacier Bancorp, Inc.	116,300	3,069,157
Home BancShares, Inc.	175,500	7,107,750
National Bank Holdings Corp., Class A	101,000	2,073,530
Popular, Inc.	75,900	2,294,457
Sandy Spring Bancorp, Inc.	71,500	1,871,870
Signature Bank (I)	11,000	1,513,160
SVB Financial Group (I)	38,300	4,425,182
Wintrust Financial Corp.	68,400	3,654,612
		37,784,615
Capital markets - 2.6%
Hercules Technology Growth Capital, Inc. (L)	178,400	1,803,624
Houlihan Lokey, Inc. (I)	16,400	357,520
Janus Capital Group, Inc.	90,200	1,226,720
Main Street Capital Corp. (L)	41,900	1,117,054
Safeguard Scientifics, Inc. (I)	71,000	1,103,340
TPG Specialty Lending, Inc. (L)	56,100	921,723
Waddell & Reed Financial, Inc., Class A	35,200	1,223,904
		7,753,885
Diversified financial services - 0.5%
Compass Diversified Holdings	97,400	1,570,088
Insurance - 4.9%
Assured Guaranty, Ltd.	60,300	1,507,500
Employers Holdings, Inc.	84,250	1,877,933
National Interstate Corp.	68,000	1,814,240
ProAssurance Corp.	124,300	6,099,401
RenaissanceRe Holdings, Ltd.	7,600	808,032
Safety Insurance Group, Inc.	17,500	947,625
State Auto Financial Corp.	62,500	1,425,625
Third Point Reinsurance, Ltd. (I)	6,900	92,805
		14,573,161
Real estate investment trusts - 10.4%
Acadia Realty Trust	86,200	2,592,034
American Assets Trust, Inc.	20,600	841,716
American Campus Communities, Inc.	50,600	1,833,744
CatchMark Timber Trust, Inc., Class A	78,230	804,204
Cedar Realty Trust, Inc.	233,800	1,451,898
Corporate Office Properties Trust	54,500	1,146,135
Douglas Emmett, Inc.	28,200	809,904
First Potomac Realty Trust	156,500	1,721,500
Hatteras Financial Corp.	106,700	1,616,505
Home Properties, Inc.	16,800	1,255,800
Kilroy Realty Corp.	34,000	2,215,440
Kite Realty Group Trust	70,100	1,669,081
LaSalle Hotel Properties	79,900	2,268,361
Potlatch Corp.	53,200	1,531,628
PS Business Parks, Inc.	21,600	1,714,608
Redwood Trust, Inc.	113,600	1,572,224
RLJ Lodging Trust	76,800	1,940,736
Rouse Properties, Inc.	10,000	155,800
Saul Centers, Inc.	42,200	2,183,850
Washington Real Estate Investment Trust	66,900	1,667,817
		30,992,985
Real estate management and development - 0.3%
Forestar Group, Inc. (I)	64,100	842,915

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance - 2.5%
Beneficial Bancorp, Inc. (I)	141,900	$1,881,594
Radian Group, Inc.	144,400	2,297,404
United Financial Bancorp, Inc.	142,800	1,863,540
WSFS Financial Corp.	53,400	1,538,454
		7,580,992
		101,098,641
Health care - 6.6%
Health care equipment and supplies - 4.3%
Analogic Corp.	20,500	1,681,820
Atrion Corp.	8,000	2,999,680
Halyard Health, Inc. (I)	72,100	2,050,524
Quidel Corp. (I)	90,300	1,704,864
West Pharmaceutical Services, Inc.	83,400	4,513,608
		12,950,496
Health care providers and services - 2.3%
National HealthCare Corp.	36,250	2,207,263
Select Medical Holdings Corp.	101,000	1,089,790
The Ensign Group, Inc.	15,000	639,450
Triple-S Management Corp., Class B (I)	52,400	933,244
WellCare Health Plans, Inc. (I)	22,000	1,895,960
		6,765,707
		19,716,203
Industrials - 15.5%
Aerospace and defense - 0.3%
Cubic Corp.	23,500	985,590
Air freight and logistics - 0.5%
UTi Worldwide, Inc. (I)	309,600	1,421,064
Building products - 0.7%
Universal Forest Products, Inc.	36,600	2,111,088
Commercial services and supplies - 3.4%
Brady Corp., Class A	64,000	1,258,240
G&K Services, Inc., Class A	45,300	3,017,886
Matthews International Corp., Class A	36,900	1,806,993
McGrath RentCorp	107,730	2,875,314
MSA Safety, Inc.	31,800	1,271,046
		10,229,479
Construction and engineering - 1.1%
Aegion Corp. (I)	86,100	1,418,928
Comfort Systems USA, Inc.	65,100	1,774,626
		3,193,554
Machinery - 3.0%
CIRCOR International, Inc.	36,600	1,468,392
ESCO Technologies, Inc.	67,300	2,416,070
Hillenbrand, Inc.	38,010	988,640
Nordson Corp.	22,100	1,390,974
RBC Bearings, Inc. (I)	20,100	1,200,573
Sun Hydraulics Corp.	48,800	1,340,536
		8,805,185
Marine - 0.6%
Kirby Corp. (I)	30,300	1,877,085
Professional services - 1.3%
FTI Consulting, Inc. (I)	42,400	1,760,024
Navigant Consulting, Inc. (I)	127,700	2,031,707
		3,791,731
Road and rail - 3.1%
Genesee & Wyoming, Inc., Class A (I)	62,000	3,662,960

The accompanying notes are an integral part of the financial statements.	223

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Landstar System, Inc.	74,300	$4,715,821
Universal Truckload Services, Inc.	57,489	895,104
		9,273,885
Trading companies and distributors - 1.5%
Beacon Roofing Supply, Inc. (I)	89,000	2,891,610
Kaman Corp.	44,000	1,577,400
		4,469,010
		46,157,671
Information technology - 10.0%
Communications equipment - 0.8%
Ixia (I)	147,300	2,134,377
Sonus Networks, Inc. (I)	58,240	333,133
		2,467,510
Electronic equipment, instruments and components - 5.8%
Badger Meter, Inc.	29,100	1,689,546
Belden, Inc.	50,000	2,334,500
Electro Rent Corp.	129,000	1,339,020
Fabrinet (I)	72,900	1,336,257
Littelfuse, Inc.	38,800	3,536,620
Methode Electronics, Inc.	48,500	1,547,150
Newport Corp. (I)	55,100	757,625
SYNNEX Corp.	53,800	4,576,228
		17,116,946
Semiconductors and semiconductor equipment - 2.8%
Advanced Energy Industries, Inc. (I)	76,100	2,001,430
Brooks Automation, Inc.	120,500	1,411,055
Cabot Microelectronics Corp. (I)	59,300	2,297,282
Intersil Corp., Class A	97,500	1,140,750
Veeco Instruments, Inc. (I)	75,500	1,548,505
		8,399,022
Software - 0.6%
Progress Software Corp. (I)	69,200	1,787,436
		29,770,914
Materials - 5.1%
Chemicals - 2.2%
American Vanguard Corp.	77,500	895,900
Innospec, Inc.	70,700	3,288,257
Minerals Technologies, Inc.	51,300	2,470,608
		6,654,765
Containers and packaging - 0.5%
Myers Industries, Inc.	110,900	1,486,060
Metals and mining - 1.2%
Carpenter Technology Corp.	53,600	1,595,672
Reliance Steel & Aluminum Company	18,700	1,009,987
Stillwater Mining Company (I)	96,000	991,680
		3,597,339
Paper and forest products - 1.2%
Clearwater Paper Corp. (I)	46,800	2,210,832
Wausau Paper Corp.	195,700	1,252,480
		3,463,312
		15,201,476
Utilities - 7.6%
Electric utilities - 3.3%
Cleco Corp.	24,600	1,309,704
El Paso Electric Company	73,400	2,702,588

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
PNM Resources, Inc.	133,400	$3,741,870
Portland General Electric Company	58,900	2,177,533
		9,931,695
Gas utilities - 2.7%
ONE Gas, Inc.	59,400	2,692,602
Southwest Gas Corp.	67,100	3,913,272
WGL Holdings, Inc.	23,800	1,372,546
		7,978,420
Multi-utilities - 1.6%
NorthWestern Corp.	57,900	3,116,757
Vectren Corp.	41,700	1,751,817
		4,868,574
		22,778,689
TOTAL COMMON STOCKS (Cost $236,395,934)		$292,760,601

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral Trust, 0.1319% (W)(Y)	822,582	8,230,175
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,230,087)		$8,230,175

SHORT-TERM INVESTMENTS - 1.7%
Money market funds - 1.7%
State Street Institutional U.S. Government Money Market Fund, 0.0000% (Y)	450,000	450,000
T.Rowe Price Reserve Investment Fund, 0.1013% (Y)	4,579,018	4,579,018
TOTAL SHORT-TERM INVESTMENTS (Cost $5,029,018)		$5,029,018
Total Investments (Small Company Value Trust) (Cost $249,655,039) - 102.6%		$306,019,794
Other assets and liabilities, net - (2.6%)		(7,674,116)
TOTAL NET ASSETS - 100.0%		$298,345,678

Strategic Equity Allocation Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.2%
Consumer discretionary - 12.8%
Auto components - 0.7%
Aisin Seiki Company, Ltd.	48,704	$1,634,114
American Axle & Manufacturing Holdings, Inc. (I)	15,563	310,326
BorgWarner, Inc.	73,578	3,060,109
Bridgestone Corp.	164,874	5,705,655
Cie Generale des Etablissements Michelin	47,387	4,335,642
Continental AG	27,874	5,953,489
Cooper Tire & Rubber Company	11,882	469,458
Cooper-Standard Holding, Inc. (I)	2,776	161,008
Dana Holding Corp.	108,800	1,727,744
Delphi Automotive PLC	92,354	7,022,598
Denso Corp.	123,295	5,222,636
Dorman Products, Inc. (I) (L)	5,604	285,188
Drew Industries, Inc.	4,983	272,122
Federal-Mogul Holdings Corp. (I)	6,690	45,693
Fox Factory Holding Corp. (I)	3,883	65,467

The accompanying notes are an integral part of the financial statements.	224

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Gentex Corp.	137,454	$2,130,537
Gentherm, Inc. (I)	7,545	338,921
GKN PLC	419,810	1,705,212
Horizon Global Corp. (I)	3,868	34,116
Johnson Controls, Inc.	212,612	8,793,632
Koito Manufacturing Company, Ltd.	26,766	874,616
Metaldyne Performance Group, Inc.	2,480	52,105
Modine Manufacturing Company (I)	10,408	81,911
Motorcar Parts of America, Inc. (I)	3,956	123,981
NGK Spark Plug Company, Ltd.	45,499	1,044,466
NHK Spring Company, Ltd.	41,777	405,090
NOK Corp.	24,572	531,632
Nokian Renkaat OYJ	28,851	933,951
Pirelli & C. SpA	66,917	1,119,790
Remy International, Inc.	6,174	180,590
Standard Motor Products, Inc.	4,199	146,461
Stanley Electric Company, Ltd.	36,267	723,584
Stoneridge, Inc. (I)	6,528	80,556
Strattec Security Corp.	834	52,592
Sumitomo Electric Industries, Ltd.	190,343	2,435,088
Sumitomo Rubber Industries, Ltd.	44,002	610,800
Superior Industries International, Inc.	5,270	98,444
Tenneco, Inc. (I)	12,599	564,057
The Goodyear Tire & Rubber Company	86,751	2,544,407
The Yokohama Rubber Company, Ltd.	26,500	467,384
Tower International, Inc. (I)	4,577	108,750
Toyoda Gosei Company, Ltd.	16,003	314,536
Toyota Industries Corp.	41,653	1,981,384
Valeo SA	20,278	2,753,286
		67,503,128
Automobiles - 1.5%
Bayerische Motoren Werke AG	83,943	7,323,406
Daihatsu Motor Company, Ltd.	48,712	563,472
Daimler AG	244,298	17,785,627
Fiat Chrysler Automobiles NV (I)	227,416	2,955,849
Ford Motor Company	1,268,802	17,217,643
Fuji Heavy Industries, Ltd.	148,812	5,354,923
General Motors Company	469,513	14,094,780
Harley-Davidson, Inc.	67,941	3,729,961
Honda Motor Company, Ltd.	413,573	12,343,786
Isuzu Motors, Ltd.	151,100	1,517,350
Mazda Motor Corp.	137,900	2,178,998
Mitsubishi Motors Corp.	162,637	1,243,898
Nissan Motor Company, Ltd.	630,296	5,795,318
Peugeot SA (I)	110,423	1,673,191
Renault SA	48,677	3,512,177
Suzuki Motor Corp.	92,243	2,836,466
Thor Industries, Inc.	21,431	1,110,126
Toyota Motor Corp.	693,952	40,629,444
Volkswagen AG (L)	9,018	1,062,526
Winnebago Industries, Inc. (L)	5,692	109,002
Yamaha Motor Company, Ltd.	66,613	1,340,138
		144,378,081
Distributors - 0.1%
Core-Mark Holding Company, Inc.	4,871	318,807
Genuine Parts Company	49,552	4,107,365
Jardine Cycle and Carriage, Ltd.	29,567	561,778
LKQ Corp. (I)	143,155	4,059,876
Pool Corp.	9,029	652,797
VOXX International Corp. (I)	4,573	33,932
Weyco Group, Inc.	1,610	43,534
		9,778,089

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified consumer services - 0.1%
2U, Inc. (I)	5,103	$183,198
American Public Education, Inc. (I)	3,765	88,289
Apollo Education Group, Inc. (I)	67,084	741,949
Ascent Capital Group, Inc., Class A (I)	3,045	83,372
Benesse Holdings, Inc.	16,455	439,942
Bright Horizons Family Solutions, Inc. (I)	7,743	497,410
Capella Education Company	2,592	128,356
Career Education Corp. (I)	16,102	60,544
Carriage Services, Inc.	3,643	78,652
Chegg, Inc. (I) (L)	16,367	118,006
DeVry Education Group, Inc.	39,970	1,087,584
Graham Holdings Company, Class B	2,107	1,215,739
Grand Canyon Education, Inc. (I)	9,825	373,252
H&R Block, Inc.	90,339	3,270,272
Houghton Mifflin Harcourt Company (I)	28,489	578,612
K12, Inc. (I)	7,340	91,310
LifeLock, Inc. (I) (L)	19,605	171,740
Regis Corp. (I)	8,638	113,158
Service Corp. International	94,049	2,548,728
Sotheby’s (L)	41,929	1,340,889
Steiner Leisure, Ltd. (I)	2,771	175,072
Strayer Education, Inc. (I)	2,344	128,850
Universal Technical Institute, Inc.	5,210	18,287
Weight Watchers International, Inc. (I) (L)	5,631	35,926
		13,569,137
Hotels, restaurants and leisure - 1.7%
Accor SA	52,816	2,476,394
Aristocrat Leisure, Ltd.	137,899	838,702
Belmond, Ltd., Class A (I)	20,022	202,422
Biglari Holdings, Inc. (I)	336	122,889
BJ’s Restaurants, Inc. (I)	4,459	191,871
Bloomin’ Brands, Inc.	25,677	466,808
Bob Evans Farms, Inc.	4,885	211,765
Bojangles’, Inc. (I) (L)	1,760	29,744
Boyd Gaming Corp. (I)	16,565	270,010
Bravo Brio Restaurant Group, Inc. (I)	3,708	41,789
Brinker International, Inc.	28,214	1,486,031
Buffalo Wild Wings, Inc. (I)	12,857	2,486,930
Caesars Acquisition Company, Class A (I)	9,903	70,311
Caesars Entertainment Corp. (I) (L)	12,459	73,384
Carnival Corp.	150,624	7,486,013
Carnival PLC	47,012	2,432,237
Carrols Restaurant Group, Inc. (I)	7,779	92,570
Chipotle Mexican Grill, Inc. (I)	10,085	7,263,721
Churchill Downs, Inc.	2,764	369,851
Chuy’s Holdings, Inc. (I)	3,595	102,098
ClubCorp Holdings, Inc.	9,206	197,561
Compass Group PLC	420,605	6,718,274
Cracker Barrel Old Country Store, Inc. (L)	15,182	2,236,005
Crown Resorts, Ltd.	92,434	646,528
Darden Restaurants, Inc.	37,216	2,550,785
Dave & Buster’s Entertainment, Inc. (I)	4,751	179,730
Del Frisco’s Restaurant Group, Inc. (I)	5,214	72,422
Denny’s Corp. (I)	17,897	197,404
Diamond Resorts International, Inc. (I)	8,622	201,669
DineEquity, Inc.	3,465	317,602
Domino’s Pizza, Inc.	25,777	2,781,596
Dunkin’ Brands Group, Inc.	44,708	2,190,692
El Pollo Loco Holdings, Inc. (I)	2,871	30,949
Eldorado Resorts, Inc. (I)	6,796	61,300
Fiesta Restaurant Group, Inc. (I)	5,644	256,068
Flight Centre Travel Group, Ltd. (L)	13,750	350,221
Galaxy Entertainment Group, Ltd.	597,153	1,529,478

The accompanying notes are an integral part of the financial statements.	225

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Genting Singapore PLC	1,548,121	$790,763
InterContinental Hotels Group PLC	60,286	2,088,571
International Speedway Corp., Class A	18,357	582,284
Interval Leisure Group, Inc.	8,257	151,599
Intrawest Resorts Holdings, Inc. (I)	4,139	35,844
Isle of Capri Casinos, Inc. (I)	4,918	85,770
J Alexander’s Holdings, Inc. (I)	2,866	28,573
Jack in the Box, Inc.	24,866	1,915,677
Jamba, Inc. (I) (L)	3,312	47,196
Krispy Kreme Doughnuts, Inc. (I)	13,647	199,656
La Quinta Holdings, Inc. (I)	19,153	302,234
Marriott International, Inc., Class A	64,741	4,415,336
Marriott Vacations Worldwide Corp.	5,268	358,962
McDonald’s Corp.	306,451	30,194,617
McDonald’s Holdings Company Japan, Ltd. (L)	16,261	364,987
Merlin Entertainments PLC (S)	182,433	1,027,934
MGM China Holdings, Ltd.	243,372	283,509
Monarch Casino & Resort, Inc. (I)	2,670	47,980
Morgans Hotel Group Company (I)	7,189	23,867
Noodles & Company (I) (L)	2,878	40,752
Oriental Land Company, Ltd.	51,000	2,847,995
Panera Bread Company, Class A (I)	11,459	2,216,285
Papa John’s International, Inc.	6,021	412,318
Papa Murphy’s Holdings, Inc. (I) (L)	2,183	32,046
Penn National Gaming, Inc. (I)	16,754	281,132
Pinnacle Entertainment, Inc. (I)	12,537	424,252
Popeyes Louisiana Kitchen, Inc. (I)	4,786	269,739
Potbelly Corp. (I) (L)	4,840	53,288
Red Robin Gourmet Burgers, Inc. (I)	2,939	222,600
Royal Caribbean Cruises, Ltd.	55,830	4,973,895
Ruby Tuesday, Inc. (I)	13,449	83,518
Ruth’s Hospitality Group, Inc.	7,720	125,373
Sands China, Ltd.	617,882	1,876,791
Scientific Games Corp., Class A (I) (L)	10,719	112,014
SeaWorld Entertainment, Inc. (L)	13,789	245,582
Shake Shack, Inc., Class A (I)	1,220	57,828
Shangri-La Asia, Ltd.	321,964	279,523
SJM Holdings, Ltd.	517,884	368,713
Sodexo	24,052	1,995,695
Sonic Corp.	10,897	250,086
Speedway Motorsports, Inc.	2,686	48,482
Starbucks Corp.	483,104	27,459,631
Starwood Hotels & Resorts Worldwide, Inc.	55,456	3,686,715
Tabcorp Holdings, Ltd.	210,694	693,641
Tatts Group, Ltd.	376,365	998,564
Texas Roadhouse, Inc.	14,498	539,326
The Cheesecake Factory, Inc.	31,207	1,683,930
The Habit Restaurants, Inc., Class A (I) (L)	2,583	55,302
The Marcus Corp.	4,187	80,977
The Wendy’s Company	109,001	942,859
TUI AG	125,876	2,325,761
Vail Resorts, Inc.	7,525	787,717
Whitbread PLC	45,962	3,256,239
William Hill PLC	222,305	1,182,358
Wyndham Worldwide Corp.	38,876	2,795,184
Wynn Macau, Ltd.	393,670	450,401
Wynn Resorts, Ltd.	26,691	1,417,826
Yum! Brands, Inc.	140,383	11,223,621
Zoe’s Kitchen, Inc. (I) (L)	4,114	162,462
		167,139,604
Household durables - 0.8%
Barratt Developments PLC	253,317	2,474,395

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Bassett Furniture Industries, Inc.	2,448	$68,177
Beazer Homes USA, Inc. (I)	6,295	83,912
Casio Computer Company, Ltd. (L)	51,948	945,547
Cavco Industries, Inc. (I)	1,901	129,439
Century Communities, Inc. (I)	3,438	68,244
CSS Industries, Inc.	2,238	58,949
D.R. Horton, Inc.	107,420	3,153,851
Electrolux AB, Series B	61,314	1,732,538
Ethan Allen Interiors, Inc.	5,431	143,433
Flexsteel Industries, Inc.	1,325	41,406
Garmin, Ltd.	38,510	1,381,739
Green Brick Partners, Inc. (I)	4,099	44,392
Harman International Industries, Inc.	23,121	2,219,385
Helen of Troy, Ltd. (I)	5,902	527,049
Hooker Furniture Corp.	2,545	59,909
Hovnanian Enterprises, Inc., Class A (I) (L)	26,534	46,965
Husqvarna AB, B Shares	104,168	683,169
Iida Group Holdings Company, Ltd.	37,700	589,796
Installed Building Products, Inc. (I)	4,256	107,592
iRobot Corp. (I)	6,217	181,163
Jarden Corp. (I)	93,141	4,552,732
KB Home (L)	59,679	808,650
La-Z-Boy, Inc.	10,660	283,130
Leggett & Platt, Inc.	45,242	1,866,233
Lennar Corp., Class A	55,374	2,665,151
LGI Homes, Inc. (I) (L)	3,066	83,365
Libbey, Inc.	4,686	152,810
M/I Homes, Inc. (I)	5,149	121,413
MDC Holdings, Inc.	26,333	689,398
Meritage Homes Corp. (I)	8,182	298,807
Mohawk Industries, Inc. (I)	20,776	3,776,869
NACCO Industries, Inc., Class A	1,046	49,737
Newell Rubbermaid, Inc.	87,359	3,469,026
Nikon Corp. (L)	86,246	1,043,006
NVR, Inc. (I)	1,792	2,733,194
Panasonic Corp.	559,909	5,666,349
Persimmon PLC (I)	78,270	2,382,252
PulteGroup, Inc.	102,485	1,933,892
Rinnai Corp.	9,378	715,503
Sekisui Chemical Company, Ltd.	106,163	1,117,419
Sekisui House, Ltd.	151,978	2,380,571
Sharp Corp. (I) (L)	370,898	425,383
Skullcandy, Inc. (I)	5,145	28,452
Sony Corp.	319,000	7,819,362
Standard Pacific Corp. (I)	30,129	241,032
Taylor Morrison Home Corp., Class A (I)	6,770	126,328
Taylor Wimpey PLC	830,791	2,461,446
Techtronic Industries Company	349,242	1,301,993
Tempur Sealy International, Inc. (I)	29,051	2,075,113
The Ryland Group, Inc.	9,682	395,316
Toll Brothers, Inc. (I)	76,124	2,606,486
TRI Pointe Group, Inc. (I)	101,924	1,334,185
Tupperware Brands Corp.	23,381	1,157,126
Universal Electronics, Inc. (I)	3,373	141,767
WCI Communities, Inc. (I)	3,312	74,951
Whirlpool Corp.	25,406	3,741,288
William Lyon Homes, Class A (I)	4,112	84,707
ZAGG, Inc. (I)	6,824	46,335
		75,591,827
Internet and catalog retail - 1.1%
1-800-Flowers.com, Inc., Class A (I)	5,701	51,879
Amazon.com, Inc. (I)	124,798	63,882,848
Blue Nile, Inc. (I)	2,655	89,049

The accompanying notes are an integral part of the financial statements.	226

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail (continued)
Etsy, Inc. (I) (L)	4,253	$58,224
Expedia, Inc.	32,556	3,831,190
FTD Companies, Inc. (I)	3,771	112,376
HSN, Inc.	21,870	1,251,839
Lands’ End, Inc. (I) (L)	3,507	94,724
Liberty TripAdvisor Holdings, Inc., Class A (I)	15,605	345,963
Netflix, Inc. (I)	138,845	14,337,135
Nutrisystem, Inc.	6,139	162,806
Overstock.com, Inc. (I)	2,674	45,886
PetMed Express, Inc. (L)	4,547	73,207
Rakuten, Inc.	235,605	3,011,607
Shutterfly, Inc. (I)	7,821	279,601
The Priceline Group, Inc. (I)	16,496	20,403,243
Travelport Worldwide, Ltd. (L)	21,790	288,064
TripAdvisor, Inc. (I)	36,030	2,270,611
Wayfair, Inc., Class A (I) (L)	4,213	147,708
zulily, Inc., Class A (I)	13,834	240,712
		110,978,672
Leisure products - 0.2%
Arctic Cat, Inc.	2,876	63,790
Bandai Namco Holdings, Inc.	45,093	1,046,550
Black Diamond, Inc. (I)	5,126	32,191
Brunswick Corp.	43,164	2,067,124
Callaway Golf Company	16,845	140,656
Escalade, Inc.	2,603	41,127
Hasbro, Inc.	36,069	2,602,018
JAKKS Pacific, Inc. (I) (L)	4,538	38,664
Malibu Boats, Inc., Class A (I)	3,898	54,494
Mattel, Inc.	109,259	2,300,995
Nautilus, Inc. (I)	6,778	101,670
Performance Sports Group, Ltd. (I)	9,603	128,872
Polaris Industries, Inc.	28,878	3,461,606
Sankyo Company, Ltd.	12,251	435,843
Sega Sammy Holdings, Inc.	47,336	461,939
Shimano, Inc.	20,081	2,821,294
Smith & Wesson Holding Corp. (I)	11,262	189,990
Sturm Ruger & Company, Inc.	3,931	230,710
Vista Outdoor, Inc. (I)	29,659	1,317,749
Yamaha Corp.	42,673	945,128
		18,482,410
Media - 2.6%
Altice NV, Class A (I)	66,417	1,389,663
Altice NV, Class B (I)	22,139	493,896
AMC Entertainment Holdings, Inc., Class A	4,390	110,584
AMC Networks, Inc., Class A (I)	28,581	2,091,272
Axel Springer AG	11,397	637,334
Cable One, Inc. (I)	2,081	872,813
Cablevision Systems Corp., Class A	72,394	2,350,633
Carmike Cinemas, Inc. (I)	5,248	105,432
CBS Corp., Class B	144,361	5,760,004
Central European Media
Enterprises, Ltd., Class A (I) (L)	14,696	31,743
Cinemark Holdings, Inc.	49,550	1,609,880
Comcast Corp., Class A	688,190	39,144,247
Comcast Corp., Special Class A	119,691	6,851,113
Crown Media Holdings, Inc., Class A (I)	5,823	31,153
Cumulus Media, Inc., Class A (I)	31,358	22,070
Daily Journal Corp. (I) (L)	268	49,902
Dentsu, Inc.	54,665	2,805,413
Discovery
Communications, Inc., Series A (I) (L)	49,170	1,279,895
Discovery Communications, Inc., Series C (I)	84,138	2,043,712

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
DreamWorks Animation
SKG, Inc., Class A (I) (L)	49,126	$857,249
Entercom Communications Corp., Class A (I)	6,046	61,427
Entravision Communications Corp., Class A	13,894	92,256
Eros International PLC (I)	5,906	160,584
Eutelsat Communications	43,425	1,331,890
Global Eagle Entertainment, Inc. (I)	9,841	112,975
Gray Television, Inc. (I)	13,523	172,553
Hakuhodo DY Holdings, Inc.	60,373	572,385
Harte-Hanks, Inc.	10,713	37,817
IMAX Corp. (I)	12,472	421,429
ITV PLC	969,375	3,612,327
JCDecaux SA (I)	18,651	677,982
John Wiley & Sons, Inc., Class A	23,183	1,159,845
Journal Media Group, Inc.	5,965	44,738
Kabel Deutschland Holding AG	5,624	733,415
Lagardere SCA	30,303	839,670
Live Nation Entertainment, Inc. (I)	68,310	1,642,172
Loral Space & Communications, Inc. (I)	2,794	131,542
Martha Stewart Living Omnimedia, Inc., Class A (I)	7,460	44,462
MDC Partners, Inc., Class A	9,248	170,441
Media General, Inc. (I) (L)	20,225	282,948
Meredith Corp. (L)	25,302	1,077,359
National CineMedia, Inc.	12,898	173,091
New Media Investment Group, Inc.	9,493	146,762
News Corp., Class A	124,235	1,567,846
News Corp., Class B	35,437	454,302
Nexstar Broadcasting Group, Inc., Class A	6,688	316,677
Numericable Group SA (I)	24,516	1,134,949
Omnicom Group, Inc.	79,334	5,228,111
Pearson PLC	207,511	3,546,970
ProSiebenSat.1 Media AG	55,857	2,741,772
Publicis Groupe SA	47,966	3,278,126
REA Group, Ltd.	13,378	418,934
Reading International, Inc., Class A (I)	4,133	52,365
Reed Elsevier NV	257,860	4,212,652
RELX PLC	284,315	4,876,409
Rentrak Corp. (I) (L)	2,678	144,799
RTL Group SA	9,823	846,811
Scholastic Corp.	5,592	217,864
Scripps Networks Interactive, Inc., Class A	30,916	1,520,758
SES SA	81,794	2,581,359
Sinclair Broadcast Group, Inc., Class A	13,988	354,176
Singapore Press Holdings, Ltd.	405,732	1,095,123
Sky Group Finance PLC	261,448	4,136,375
Societe Television Francaise 1	3	42
TEGNA, Inc.	73,123	1,637,224
Telenet Group Holding NV (I)	13,526	777,007
The EW Scripps Company, Class A	12,529	221,387
The Interpublic Group of Companies, Inc.	132,874	2,541,880
The New York Times Company, Class A	88,041	1,039,764
The Walt Disney Company	505,278	51,639,412
Thomson Reuters Corp.	29,396	1,183,189
Time Warner Cable, Inc.	92,355	16,565,716
Time Warner, Inc.	265,380	18,244,875
Time, Inc.	73,671	1,403,433
Toho Company, Ltd.	29,008	661,194
Tribune Publishing Company	5,828	45,692
Twenty-First Century Fox, Inc., Class A	397,522	10,725,144
Twenty-First Century Fox, Inc., Class B	140,121	3,793,075
Viacom, Inc., Class B	113,132	4,881,646
Vivendi SA	293,424	6,951,709

The accompanying notes are an integral part of the financial statements.	227

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Wolters Kluwer NV	77,066	$2,376,663
World Wrestling
Entertainment, Inc., Class A (L)	6,406	108,261
WPP PLC	330,119	6,872,749
		252,634,518
Multiline retail - 0.6%
Big Lots, Inc.	35,500	1,701,160
Burlington Stores, Inc. (I)	15,688	800,716
Dollar General Corp.	96,463	6,987,780
Dollar Tree, Inc. (I)	76,371	5,090,891
Don Quijote Company, Ltd.	29,800	1,122,736
Fred’s, Inc., Class A	7,911	93,745
Harvey Norman Holding, Ltd.	140,133	383,847
Isetan Mitsukoshi Holdings, Ltd.	90,928	1,364,311
J Front Retailing Company, Ltd.	61,300	992,974
J.C. Penney Company, Inc. (I) (L)	143,305	1,331,303
Kohl’s Corp.	64,293	2,977,409
Macy’s, Inc.	107,273	5,505,250
Marks & Spencer Group PLC	420,356	3,190,827
Marui Group Company, Ltd.	55,741	672,358
Next PLC	36,785	4,239,178
Nordstrom, Inc.	45,519	3,264,167
Ryohin Keikaku Company, Ltd.	6,000	1,221,652
Takashimaya Company, Ltd.	71,883	580,806
Target Corp.	204,596	16,093,521
Tuesday Morning Corp. (I)	9,398	50,843
		57,665,474
Specialty retail - 2.2%
Aaron’s, Inc.	30,340	1,095,577
ABC-Mart, Inc.	6,464	361,369
Abercrombie & Fitch Company, Class A (L)	47,231	1,000,825
Advance Auto Parts, Inc.	24,044	4,557,059
America’s Car-Mart, Inc. (I)	1,897	62,772
American Eagle Outfitters, Inc. (L)	124,934	1,952,718
Asbury Automotive Group, Inc. (I)	5,595	454,034
Ascena Retail Group, Inc. (I)	116,317	1,617,969
AutoNation, Inc. (I)	26,302	1,530,250
AutoZone, Inc. (I)	10,036	7,264,358
Barnes & Noble Education, Inc. (I)	6,693	85,068
Barnes & Noble, Inc.	10,591	128,257
Bed Bath & Beyond, Inc. (I)	55,673	3,174,474
Best Buy Company, Inc.	99,924	3,709,179
Big 5 Sporting Goods Corp.	4,248	44,094
Boot Barn Holdings, Inc. (I)	2,591	47,752
Build-A-Bear Workshop, Inc. (I)	3,180	60,070
Cabela’s, Inc. (I) (L)	23,438	1,068,773
Caleres, Inc.	9,062	276,663
CarMax, Inc. (I)	67,941	4,030,260
Chico’s FAS, Inc.	95,112	1,496,112
Citi Trends, Inc.	3,533	82,602
Conn’s, Inc. (I) (L)	5,736	137,893
CST Brands, Inc.	35,496	1,194,795
Destination XL Group, Inc. (I)	8,594	49,931
Dick’s Sporting Goods, Inc.	43,971	2,181,401
Dixons Carphone PLC	249,395	1,602,859
Dufry AG (I)	10,160	1,189,660
Express, Inc. (I)	17,619	314,852
Fast Retailing Company, Ltd.	13,446	5,469,282
Five Below, Inc. (I)	11,382	382,208
Foot Locker, Inc.	65,395	4,706,478
Francesca’s Holdings Corp. (I)	9,005	110,131
GameStop Corp., Class A (L)	35,133	1,447,831

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Genesco, Inc. (I)	5,009	$285,864
Group 1 Automotive, Inc.	4,814	409,912
Groupe Fnac (I)	1,737	99,360
Guess?, Inc.	43,543	930,078
Haverty Furniture Companies, Inc.	4,386	102,983
Hennes & Mauritz AB, B Shares	241,200	8,812,573
Hibbett Sports, Inc. (I)	5,194	181,842
Hikari Tsushin, Inc.	5,000	349,962
Inditex SA	276,913	9,285,297
Kingfisher PLC	588,392	3,196,285
Kirkland’s, Inc.	3,810	82,067
L Brands, Inc.	83,592	7,534,147
Lithia Motors, Inc., Class A	4,734	511,793
Lowe’s Companies, Inc.	301,020	20,746,298
Lumber Liquidators Holdings, Inc. (I) (L)	5,752	75,581
MarineMax, Inc. (I)	5,448	76,980
Mattress Firm Holding Corp. (I) (L)	4,264	178,065
Monro Muffler Brake, Inc.	6,672	450,694
Murphy USA, Inc. (I)	18,907	1,038,940
Nitori Holdings Company, Ltd.	18,990	1,486,997
O’Reilly Automotive, Inc. (I)	32,337	8,084,250
Office Depot, Inc. (I)	231,696	1,487,488
Outerwall, Inc. (L)	3,825	217,757
Party City Holdco, Inc. (I)	5,277	84,274
Pier 1 Imports, Inc. (L)	18,813	129,810
Rent-A-Center, Inc.	35,917	870,987
Restoration Hardware Holdings, Inc. (I)	6,948	648,318
Ross Stores, Inc.	134,491	6,518,779
Sanrio Company, Ltd. (L)	12,873	351,651
Select Comfort Corp. (I)	10,936	239,280
Shimamura Company, Ltd.	5,728	616,988
Shoe Carnival, Inc.	3,319	78,992
Signet Jewelers, Ltd.	25,899	3,525,631
Sonic Automotive, Inc., Class A	6,674	136,283
Sports Direct International PLC (I)	67,372	772,938
Sportsman’s Warehouse Holdings, Inc. (I)	4,076	50,216
Stage Stores, Inc.	6,852	67,424
Staples, Inc.	207,272	2,431,301
Stein Mart, Inc.	6,838	66,192
The Buckle, Inc. (L)	5,895	217,938
The Cato Corp., Class A	5,599	190,534
The Children’s Place, Inc.	4,300	247,981
The Container Store Group, Inc. (I) (L)	3,464	48,773
The Finish Line, Inc., Class A	9,678	186,785
The Gap, Inc.	77,535	2,209,748
The Home Depot, Inc.	417,776	48,248,950
The Men’s Wearhouse, Inc.	10,037	426,773
The Pep Boys - Manny, Moe & Jack (I)	11,468	139,795
The TJX Companies, Inc.	219,421	15,671,048
Tiffany & Company	36,429	2,813,047
Tile Shop Holdings, Inc. (I) (L)	5,934	71,089
Tractor Supply Company	44,196	3,726,607
Urban Outfitters, Inc. (I)	31,470	924,589
USS Company, Ltd.	56,148	933,856
Vitamin Shoppe, Inc. (I)	6,170	201,389
West Marine, Inc. (I)	4,458	39,141
Williams-Sonoma, Inc.	39,540	3,018,879
Winmark Corp.	558	57,429
Yamada Denki Company, Ltd.	173,068	697,726
Zumiez, Inc. (I)	4,654	72,742
		215,246,652
Textiles, apparel and luxury goods - 1.2%
adidas AG	52,991	4,272,521

The accompanying notes are an integral part of the financial statements.	228

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Asics Corp.	40,672	$969,385
Burberry Group PLC	113,556	2,353,861
Carter’s, Inc.	24,525	2,222,946
Cherokee, Inc. (I)	2,051	31,832
Christian Dior SA	13,907	2,605,539
Cie Financiere Richemont SA	132,408	10,302,788
Coach, Inc.	89,154	2,579,225
Columbia Sportswear Company	5,929	348,566
Crocs, Inc. (I)	16,204	209,437
Culp, Inc.	2,324	74,531
Deckers Outdoor Corp. (I)	22,371	1,298,860
Fossil Group, Inc. (I)	14,345	801,599
G-III Apparel Group, Ltd. (I)	8,308	512,271
Hanesbrands, Inc.	130,153	3,766,628
Hermes International SA	6,731	2,450,169
Hugo Boss AG	17,084	1,920,933
Iconix Brand Group, Inc. (I)	9,905	133,916
Kate Spade & Company (I)	59,887	1,144,441
Kering	19,151	3,134,908
Li & Fung, Ltd.	1,481,774	1,135,088
Luxottica Group SpA	43,053	2,983,769
LVMH Moet Hennessy Louis Vuitton SA	70,908	12,071,582
Michael Kors Holdings, Ltd. (I)	62,044	2,620,739
Movado Group, Inc.	3,488	90,095
NIKE, Inc., Class B	220,723	27,142,307
Oxford Industries, Inc.	3,052	225,482
Pandora A/S	27,880	3,256,914
Perry Ellis International, Inc. (I)	2,830	62,147
PVH Corp.	26,631	2,714,764
Ralph Lauren Corp.	19,397	2,291,950
Sequential Brands Group, Inc. (I) (L)	5,556	80,395
Skechers U.S.A., Inc., Class A (I)	20,038	2,686,695
Steven Madden, Ltd. (I)	11,697	428,344
The Swatch Group AG, Bearer Shares	7,811	2,896,868
The Swatch Group AG, Registered Shares	12,536	904,346
Tumi Holdings, Inc. (I)	11,707	206,277
Under Armour, Inc., Class A (I)	58,664	5,677,502
Unifi, Inc. (I)	3,117	92,918
Vera Bradley, Inc. (I)	4,500	56,745
VF Corp.	110,424	7,532,021
Vince Holding Corp. (I)	3,480	11,936
Wolverine World Wide, Inc.	21,299	460,910
Yue Yuen Industrial Holdings, Ltd.	190,987	710,560
		117,474,710
		1,250,442,302
Consumer staples - 9.6%
Beverages - 2.1%
Anheuser-Busch InBev NV	204,156	21,713,104
Asahi Group Holdings, Ltd.	97,803	3,173,048
Brown-Forman Corp., Class B	34,421	3,335,395
Carlsberg A/S, Class B	27,337	2,100,614
Coca-Cola Amatil, Ltd.	145,393	921,723
Coca-Cola Bottling Company Consolidated	978	189,126
Coca-Cola Enterprises, Inc.	69,708	3,370,382
Coca-Cola HBC AG (I)	51,025	1,080,130
Constellation Brands, Inc., Class A	55,917	7,001,368
Diageo PLC	638,389	17,151,533
Dr. Pepper Snapple Group, Inc.	62,273	4,922,681
Heineken Holding NV	25,585	1,824,116
Heineken NV	58,405	4,728,971
Kirin Holdings Company, Ltd.	207,992	2,728,172
MGP Ingredients, Inc.	2,934	46,973

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Molson Coors Brewing Company, Class B	51,821	$4,302,179
Monster Beverage Corp. (I)	49,471	6,685,511
National Beverage Corp. (I)	2,500	76,825
PepsiCo, Inc.	477,612	45,038,812
Pernod Ricard SA	53,891	5,441,279
Remy Cointreau SA	5,927	389,508
SABMiller PLC	246,271	13,945,779
Suntory Beverage & Food, Ltd.	35,259	1,354,618
The Boston Beer Company, Inc., Class A (I)	6,452	1,358,856
The Coca-Cola Company	1,273,370	51,087,604
Treasury Wine Estates, Ltd.	164,391	761,741
		204,730,048
Food and staples retailing - 2.0%
Aeon Company, Ltd.	166,278	2,579,621
Carrefour SA	139,724	4,140,920
Casey’s General Stores, Inc.	26,360	2,712,971
Casino Guichard Perrachon SA	14,309	762,024
Colruyt SA	17,825	859,106
Costco Wholesale Corp.	142,720	20,633,030
CVS Health Corp.	362,714	34,994,647
Delhaize Group SA	26,270	2,328,588
Distribuidora Internacional
de Alimentacion SA (I)	157,072	950,837
FamilyMart Company, Ltd.	15,092	688,086
ICA Gruppen AB (L)	19,454	658,599
Ingles Markets, Inc., Class A	2,893	138,372
J Sainsbury PLC (L)	342,660	1,355,169
Jeronimo Martins SGPS SA	63,789	860,917
Koninklijke Ahold NV	226,714	4,422,743
Lawson, Inc.	16,589	1,223,979
Metro AG	45,082	1,247,324
Natural Grocers by Vitamin Cottage, Inc. (I)	2,070	46,968
PriceSmart, Inc.	4,057	313,768
Seven & I Holdings Company, Ltd.	191,329	8,730,940
Smart & Final Stores, Inc. (I)	5,187	81,488
SpartanNash Company	7,876	203,595
SUPERVALU, Inc. (I)	178,811	1,283,863
Sysco Corp.	179,689	7,002,480
Tesco PLC	2,062,596	5,729,051
The Andersons, Inc.	5,977	203,577
The Chefs’ Warehouse, Inc. (I)	4,204	59,529
The Fresh Market, Inc. (I)	8,952	202,226
The Kroger Company	315,131	11,366,775
United Natural Foods, Inc. (I)	33,872	1,643,131
Village Super Market, Inc., Class A	1,788	42,215
Wal-Mart Stores, Inc.	514,036	33,330,094
Walgreens Boots Alliance, Inc.	284,521	23,643,695
Weis Markets, Inc.	2,358	98,447
Wesfarmers, Ltd.	285,763	7,899,383
Whole Foods Market, Inc.	116,340	3,682,161
WM Morrison Supermarkets PLC	566,885	1,426,539
Woolworths, Ltd.	320,917	5,625,220
		193,172,078
Food products - 2.2%
Ajinomoto Company, Inc.	143,296	3,021,825
Alico, Inc.	932	37,830
Archer-Daniels-Midland Company	198,011	8,207,556
Aryzta AG (I)	22,168	939,554
Associated British Foods PLC	90,295	4,569,753
B&G Foods, Inc.	12,030	438,494
Barry Callebaut AG (I)	557	606,502
Boulder Brands, Inc. (I) (L)	12,362	101,245

The accompanying notes are an integral part of the financial statements.	229

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Cal-Maine Foods, Inc. (L)	6,529	$356,549
Calavo Growers, Inc.	3,111	138,875
Calbee, Inc.	18,700	605,132
Campbell Soup Company	59,490	3,014,953
Chocoladefabriken Lindt & Sprungli AG	26	1,844,366
Chocoladefabriken Lindt & Sprungli AG	245	1,436,468
ConAgra Foods, Inc.	141,399	5,728,073
Danone SA	147,147	9,288,378
Darling Ingredients, Inc. (I)	34,452	387,240
Dean Foods Company	63,857	1,054,918
Diamond Foods, Inc. (I)	5,468	168,742
Farmer Brothers Company (I)	1,873	51,039
Flowers Foods, Inc.	86,716	2,145,354
Fresh Del Monte Produce, Inc.	6,738	266,218
Freshpet, Inc. (I) (L)	4,601	48,311
General Mills, Inc.	195,562	10,976,895
Golden Agri-Resources, Ltd.	1,792,561	416,661
Hormel Foods Corp.	43,246	2,737,904
Ingredion, Inc.	33,504	2,925,234
Inventure Foods, Inc. (I)	4,714	41,860
J&J Snack Foods Corp.	3,092	351,437
John B. Sanfilippo & Son, Inc.	1,803	92,422
Kellogg Company	83,087	5,529,440
Kerry Group PLC	38,624	2,905,703
Kerry Group PLC	1,204	89,926
Keurig Green Mountain, Inc.	39,406	2,054,629
Kikkoman Corp.	37,746	1,039,642
Lancaster Colony Corp.	12,911	1,258,564
Landec Corp. (I)	5,965	69,612
Limoneira Company (L)	2,852	47,714
McCormick & Company, Inc.	37,592	3,089,311
Mead Johnson Nutrition Company	65,807	4,632,813
MEIJI Holdings Company, Ltd.	30,956	2,270,020
Mondelez International, Inc., Class A	524,116	21,944,737
Nestle SA	818,926	61,587,852
NH Foods, Ltd.	43,882	895,495
Nisshin Seifun Group, Inc.	54,100	786,690
Nissin Food Products Company, Ltd.	16,575	762,498
Omega Protein Corp. (I)	4,865	82,559
Orkla ASA	207,071	1,531,349
Post Holdings, Inc. (I)	41,138	2,431,256
Sanderson Farms, Inc. (L)	4,578	313,913
Seaboard Corp.	54	166,266
Seneca Foods Corp., Class A (I)	1,905	50,197
Snyder’s-Lance, Inc.	10,262	346,137
Tate & Lyle PLC	118,166	1,052,942
The Hain Celestial Group, Inc. (I)	48,207	2,487,481
The Hershey Company	47,704	4,383,044
The J.M. Smucker Company	33,382	3,808,552
The Kraft Heinz Company	193,754	13,675,157
The WhiteWave Foods Company (I)	82,506	3,312,616
Tootsie Roll Industries, Inc. (L)	12,279	384,210
Toyo Suisan Kaisha, Ltd.	22,550	854,917
TreeHouse Foods, Inc. (I)	29,086	2,262,600
Tyson Foods, Inc., Class A	98,909	4,262,978
WH Group, Ltd. (I) (S)	1,497,500	745,240
Wilmar International, Ltd.	488,003	883,002
Yakult Honsha Company, Ltd.	22,203	1,105,984
Yamazaki Baking Company, Ltd.	28,390	437,455
		215,542,289
Household products - 1.3%
Central Garden & Pet Company, Class A (I)	9,544	153,754
Church & Dwight Company, Inc.	61,467	5,157,081

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Colgate-Palmolive Company	292,791	$18,580,517
Energizer Holdings, Inc.	29,128	1,127,545
Henkel AG & Company, KGaA	26,523	2,344,315
HRG Group, Inc. (I)	16,656	195,375
Kimberly-Clark Corp.	118,173	12,885,584
Orchids Paper Products Company	2,084	54,392
Reckitt Benckiser Group PLC	163,109	14,791,666
Svenska Cellulosa AB SCA, B Shares	149,145	4,173,393
The Clorox Company	41,586	4,804,431
The Procter & Gamble Company	882,455	63,483,813
Unicharm Corp.	95,200	1,686,170
WD-40 Company	3,091	275,315
		129,713,351
Personal products - 0.6%
Avon Products, Inc. (L)	204,338	664,099
Beiersdorf AG	25,659	2,274,437
Edgewell Personal Care Company	29,203	2,382,965
Elizabeth Arden, Inc. (I) (L)	5,952	69,579
Inter Parfums, Inc.	3,724	92,392
Kao Corp.	127,875	5,796,681
Kose Corp.	7,600	693,646
L’Oreal SA	64,008	11,125,485
Medifast, Inc. (I)	2,349	63,094
Natural Health Trends Corp. (L)	1,722	56,275
Nutraceutical International Corp. (I)	1,964	46,370
Revlon, Inc., Class A (I)	2,513	74,008
Shiseido Company, Ltd.	91,460	1,994,439
The Estee Lauder Companies, Inc., Class A	73,955	5,966,689
Unilever NV	413,834	16,588,529
Unilever PLC	325,842	13,271,468
USANA Health Sciences, Inc. (I)	1,192	159,764
		61,319,920
Tobacco - 1.4%
Altria Group, Inc.	638,319	34,724,554
British American Tobacco PLC	473,296	26,114,439
Imperial Tobacco Group PLC	242,915	12,558,403
Japan Tobacco, Inc.	279,289	8,663,591
Philip Morris International, Inc.	504,279	40,004,453
Reynolds American, Inc.	269,892	11,948,119
Swedish Match AB	49,720	1,502,963
Universal Corp.	4,672	231,591
Vector Group, Ltd.	17,712	400,478
		136,148,591
		940,626,277
Energy - 5.7%
Energy equipment and services - 0.8%
Amec Foster Wheeler PLC	99,132	1,076,844
Atwood Oceanics, Inc. (L)	40,697	602,723
Baker Hughes, Inc.	141,079	7,341,751
Basic Energy Services, Inc. (I) (L)	9,542	31,489
Bristow Group, Inc.	7,173	187,646
C&J Energy Services, Ltd. (I) (L)	11,875	41,800
Cameron International Corp. (I)	62,174	3,812,510
CARBO Ceramics, Inc. (L)	4,176	79,302
Diamond Offshore Drilling, Inc. (L)	21,869	378,334
Dril-Quip, Inc. (I)	18,167	1,057,683
Ensco PLC, Class A	77,282	1,088,131
Era Group, Inc. (I)	4,602	68,892
Exterran Holdings, Inc.	14,451	260,118
Fairmount Santrol Holdings, Inc. (I) (L)	13,642	36,833
FMC Technologies, Inc. (I)	74,860	2,320,660

The accompanying notes are an integral part of the financial statements.	230

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Forum Energy Technologies, Inc. (I)	12,473	$152,295
Geospace Technologies Corp. (I)	2,933	40,505
Gulfmark Offshore, Inc., Class A (L)	5,561	33,978
Halliburton Company	279,152	9,868,023
Helix Energy Solutions Group, Inc. (I)	68,357	327,430
Helmerich & Payne, Inc. (L)	34,666	1,638,315
Hornbeck Offshore Services, Inc. (I) (L)	6,847	92,640
Key Energy Services, Inc. (I)	31,341	14,730
Matrix Service Company (I)	5,783	129,944
McDermott International, Inc. (I) (L)	49,816	214,209
Nabors Industries, Ltd.	137,023	1,294,867
National Oilwell Varco, Inc.	125,881	4,739,420
Natural Gas Services Group, Inc. (I)	2,983	57,572
Newpark Resources, Inc. (I)	17,798	91,126
Noble Corp., PLC (L)	113,581	1,239,169
Oceaneering International, Inc.	45,929	1,804,091
Oil States International, Inc. (I)	34,801	909,350
Parker Drilling Company (I)	26,892	70,726
Patterson-UTI Energy, Inc.	69,048	907,291
Petrofac, Ltd.	65,926	767,805
PHI, Inc. (I)	2,842	53,657
Pioneer Energy Services Corp. (I)	14,091	29,591
RigNet, Inc. (I)	2,609	66,530
Rowan Companies PLC, Class A	58,549	945,566
Saipem SpA (I) (L)	67,264	539,356
Schlumberger, Ltd.	412,153	28,426,192
SEACOR Holdings, Inc. (I)	3,739	223,630
Seadrill, Ltd. (I) (L)	94,737	553,287
Seventy Seven Energy, Inc. (I) (L)	12,539	17,304
Subsea 7 SA (I)	68,512	515,717
Superior Energy Services, Inc.	70,721	893,206
Technip SA	26,593	1,258,476
Tenaris SA	119,911	1,441,611
Tesco Corp.	8,649	61,754
TETRA Technologies, Inc. (I)	17,232	101,841
Tidewater, Inc. (L)	9,874	129,744
Transocean, Ltd. (L)	110,535	1,428,112
Transocean, Ltd. (L)	92,254	1,190,029
U.S. Silica Holdings, Inc. (L)	11,247	158,470
Unit Corp. (I)	10,637	119,773
WorleyParsons, Ltd.	52,536	219,927
		81,151,975
Oil, gas and consumable fuels - 4.9%
Abraxas Petroleum Corp. (I)	21,577	27,619
Alon USA Energy, Inc.	6,530	117,997
Anadarko Petroleum Corp.	164,945	9,961,029
Apache Corp.	122,517	4,797,766
Approach Resources, Inc. (I) (L)	8,220	15,371
Ardmore Shipping Corp.	4,060	49,045
BG Group PLC	866,631	12,501,916
Bill Barrett Corp. (I)	10,898	35,963
Bonanza Creek Energy, Inc. (I)	10,581	43,065
BP PLC	4,633,589	23,507,904
Cabot Oil & Gas Corp.	134,313	2,936,082
California Resources Corp.	147,206	382,736
Callon Petroleum Company (I)	14,268	104,014
Caltex Australia, Ltd.	69,047	1,524,204
Carrizo Oil & Gas, Inc. (I)	10,756	328,488
Chesapeake Energy Corp. (L)	169,468	1,242,200
Chevron Corp.	612,243	48,293,728
Cimarex Energy Company	30,474	3,122,976
Clayton Williams Energy, Inc. (I)	1,303	50,569
Clean Energy Fuels Corp. (I) (L)	15,409	69,341

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Cloud Peak Energy, Inc. (I) (L)	13,283	$34,934
Columbia Pipeline Group, Inc.	102,874	1,881,565
ConocoPhillips	402,608	19,309,080
CONSOL Energy, Inc. (L)	73,327	718,605
Contango Oil & Gas Company (I)	4,053	30,803
Delek Group, Ltd.	1,193	260,785
Delek US Holdings, Inc.	11,948	330,960
Denbury Resources, Inc. (L)	167,683	409,147
Devon Energy Corp.	125,530	4,655,908
DHT Holdings, Inc.	19,502	144,705
Dorian LPG, Ltd. (I)	5,464	56,334
Eclipse Resources Corp. (I) (L)	10,898	21,251
Energen Corp.	36,982	1,843,923
Energy XXI, Ltd. (L)	22,102	23,207
Eni SpA	645,165	10,148,658
EOG Resources, Inc.	178,256	12,977,037
EQT Corp.	49,320	3,194,456
EXCO Resources, Inc. (I) (L)	37,029	27,772
Exxon Mobil Corp.	1,357,244	100,911,091
Frontline, Ltd. (I) (L)	24,684	66,400
Galp Energia SGPS SA	97,573	962,831
GasLog, Ltd. (L)	8,748	84,156
Gastar Exploration, Inc. (I)	18,353	21,106
Green Plains, Inc.	7,935	154,415
Gulfport Energy Corp. (I)	50,782	1,507,210
Halcon Resources Corp. (I) (L)	78,856	41,794
Hess Corp.	79,174	3,963,450
HollyFrontier Corp.	88,515	4,323,073
Idemitsu Kosan Company, Ltd.	23,100	353,855
Inpex Corp.	239,757	2,143,603
Jones Energy, Inc., Class A (I) (L)	6,432	30,809
JX Holdings, Inc.	574,111	2,073,068
Kinder Morgan, Inc.	585,015	16,193,215
Koninklijke Vopak NV	17,725	708,702
Lundin Petroleum AB (I)	56,142	724,565
Magnum Hunter Resources Corp. (I)	51,024	17,348
Marathon Oil Corp.	219,271	3,376,773
Marathon Petroleum Corp.	173,922	8,057,806
Matador Resources Company (I)	15,304	317,405
Murphy Oil Corp.	53,609	1,297,338
Navios Maritime Acquisition Corp. (L)	18,225	64,152
Neste Oil OYJ	33,063	760,942
Newfield Exploration Company (I)	52,242	1,718,762
Noble Energy, Inc.	139,153	4,199,638
Nordic American Tankers, Ltd. (L)	18,483	280,942
Northern Oil and Gas, Inc. (I) (L)	13,372	59,104
Oasis Petroleum, Inc. (I) (L)	29,115	252,718
Occidental Petroleum Corp.	249,407	16,498,273
OMV AG	37,265	906,739
ONEOK, Inc.	67,130	2,161,586
Origin Energy, Ltd.	282,870	1,237,676
Pacific Ethanol, Inc. (I) (L)	6,325	41,049
Panhandle Oil and Gas, Inc., Class A	3,784	61,149
Par Petroleum Corp. (I)	3,518	73,280
Parsley Energy, Inc., Class A (I)	17,487	263,529
PDC Energy, Inc. (I)	8,370	443,694
Peabody Energy Corp. (I) (L)	58,652	80,940
Penn Virginia Corp. (I) (L)	15,840	8,395
Phillips 66	155,903	11,979,587
Pioneer Natural Resources Company	48,497	5,899,175
QEP Resources, Inc.	75,454	945,439
Range Resources Corp. (L)	56,433	1,812,628
Renewable Energy Group, Inc. (I)	9,507	78,718

The accompanying notes are an integral part of the financial statements.	231

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Repsol SA	268,126	$3,127,194
REX American Resources Corp. (I)	1,375	69,603
Rex Energy Corp. (I) (L)	10,795	22,346
Ring Energy, Inc. (I)	4,854	47,909
Royal Dutch Shell PLC, A Shares	988,446	23,334,268
Royal Dutch Shell PLC, B Shares	619,527	14,648,866
RSP Permian, Inc. (I)	12,041	243,830
Sanchez Energy Corp. (I) (L)	11,348	69,790
SandRidge Energy, Inc. (I) (L)	93,716	25,303
Santos, Ltd.	257,215	727,878
Scorpio Tankers, Inc.	37,062	339,859
SemGroup Corp., Class A	9,114	394,089
Ship Finance International, Ltd. (L)	11,900	193,375
Showa Shell Sekiyu KK	46,494	366,503
SM Energy Company	31,892	1,021,820
Solazyme, Inc. (I) (L)	18,116	47,102
Southwestern Energy Company (I)	126,665	1,607,379
Spectra Energy Corp.	218,019	5,727,359
Statoil ASA	282,824	4,123,314
Stone Energy Corp. (I)	12,267	60,844
Synergy Resources Corp. (I)	21,858	214,208
Teekay Tankers, Ltd., Class A	18,464	127,402
Tesoro Corp.	39,895	3,879,390
The Williams Companies, Inc.	222,075	8,183,464
TonenGeneral Sekiyu KK	71,557	693,454
Total SA	547,287	24,618,526
Triangle Petroleum Corp. (I) (L)	10,685	15,173
Tullow Oil PLC (I)	232,315	597,149
Ultra Petroleum Corp. (I) (L)	31,890	203,777
Valero Energy Corp.	161,879	9,728,928
W&T Offshore, Inc. (L)	8,700	26,100
Western Refining, Inc.	47,997	2,117,628
Westmoreland Coal Company (I)	4,145	58,403
Woodside Petroleum, Ltd.	187,734	3,842,249
World Fuel Services Corp.	33,691	1,206,138
WPX Energy, Inc. (I)	109,776	726,717
		474,776,608
		555,928,583
Financials - 19.9%
Banks - 8.1%
1st Source Corp.	3,458	106,506
Ameris Bancorp	6,838	196,593
Aozora Bank, Ltd.	291,271	1,010,218
Arrow Financial Corp.	3,269	87,285
Associated Banc-Corp.	70,508	1,267,029
Australia & New Zealand Banking Group, Ltd.	702,820	13,428,166
Banc of California, Inc.	8,113	99,547
Banca Monte dei Paschi di Siena SpA (I)	641,040	1,142,256
BancFirst Corp.	1,391	87,772
Banco Bilbao Vizcaya Argentaria SA	1,600,268	13,531,592
Banco Comercial Portugues SA (I)	9,702,123	474,138
Banco de Sabadell SA	1,247,364	2,295,843
Banco Latinoamericano de
Comercio Exterior SA	5,973	138,275
Banco Popolare SC (I)	92,217	1,364,388
Banco Popular Espanol SA	433,049	1,581,942
Banco Santander SA	3,634,446	19,325,830
BancorpSouth, Inc.	60,662	1,441,936
Bank Hapoalim, Ltd.	267,326	1,345,218
Bank Leumi Le-Israel BM (I)	358,737	1,339,045
Bank of America Corp.	3,408,851	53,109,899
Bank of East Asia, Ltd.	302,290	1,016,335

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank of Hawaii Corp.	20,412	$1,295,958
Bank of Ireland (I)	7,019,810	2,744,686
Bank of Marin Bancorp	1,526	73,233
Bank of Queensland, Ltd.	95,300	780,169
Bank of the Ozarks, Inc.	52,868	2,313,504
Bankia SA	1,170,219	1,518,766
Bankinter SA	169,413	1,248,095
Banner Corp.	4,366	208,564
Bar Harbor Bankshares	1,818	58,158
Barclays PLC	4,251,484	15,733,831
BB&T Corp.	256,126	9,118,086
BBCN Bancorp, Inc.	16,393	246,223
Bendigo and Adelaide Bank, Ltd.	116,812	816,373
Berkshire Hills Bancorp, Inc.	5,890	162,211
Blue Hills Bancorp, Inc.	6,780	93,903
BNC Bancorp	5,406	120,175
BNP Paribas SA	268,855	15,828,587
BOC Hong Kong Holdings, Ltd.	943,878	2,783,760
Boston Private Financial Holdings, Inc.	17,127	200,386
Bridge Bancorp, Inc.	3,305	88,277
Bryn Mawr Bank Corp.	3,981	123,690
CaixaBank SA	657,227	2,536,403
Camden National Corp.	2,064	83,386
Capital Bank Financial Corp., Class A (I)	4,724	142,807
Cardinal Financial Corp.	6,988	160,794
Cathay General Bancorp	52,747	1,580,300
CenterState Banks, Inc.	10,229	150,366
Central Pacific Financial Corp.	4,754	99,691
Chemical Financial Corp.	6,796	219,851
Citigroup, Inc.	979,416	48,588,828
Citizens & Northern Corp.	3,723	72,673
City Holding Company	3,180	156,774
City National Corp.	22,789	2,006,799
CNB Financial Corp.	4,064	73,843
CoBiz Financial, Inc.	8,159	106,149
Columbia Banking System, Inc.	12,103	377,735
Comerica, Inc.	57,608	2,367,689
Commerce Bancshares, Inc.	37,670	1,716,245
Commerzbank AG (I)	268,946	2,840,547
Commonwealth Bank of Australia	431,505	22,148,516
Community Bank Systems, Inc.	8,409	312,563
Community Trust Bancorp, Inc.	3,361	119,349
ConnectOne Bancorp, Inc.	6,536	126,145
Credit Agricole SA	260,618	3,000,419
CU Bancorp (I)	2,731	61,338
Cullen/Frost Bankers, Inc.	26,099	1,659,374
Customers Bancorp, Inc. (I)	5,675	145,848
CVB Financial Corp.	22,181	370,423
Danske Bank A/S	178,933	5,407,416
DBS Group Holdings, Ltd.	446,083	5,091,739
DNB ASA	247,305	3,218,517
Eagle Bancorp, Inc. (I)	6,147	279,689
East West Bancorp, Inc.	67,516	2,593,965
Enterprise Financial Services Corp.	4,722	118,853
Erste Group Bank AG (I)	71,151	2,067,709
Farmers Capital Bank Corp. (I)	1,779	44,208
FCB Financial Holdings, Inc., Class A (I)	5,758	187,826
Fidelity Southern Corp.	4,237	89,570
Fifth Third Bancorp	263,148	4,976,129
Financial Institutions, Inc.	3,812	94,461
First BanCorp (I)	24,496	87,206
First Bancorp North Carolina	5,064	86,088
First Bancorp, Inc.	3,045	58,160

The accompanying notes are an integral part of the financial statements.	232

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Busey Corp.	5,699	$113,239
First Business Financial Services, Inc.	2,394	56,307
First Citizens BancShares, Inc., Class A	1,530	345,780
First Commonwealth Financial Corp.	18,446	167,674
First Community Bancshares, Inc.	4,223	75,592
First Connecticut Bancorp, Inc.	4,531	73,040
First Financial Bancorp	12,319	235,047
First Financial Bankshares, Inc. (L)	13,452	427,505
First Financial Corp.	2,651	85,760
First Horizon National Corp.	110,071	1,560,807
First Interstate BancSystem, Inc., Class A	4,172	116,148
First Merchants Corp.	7,960	208,711
First Midwest Bancorp, Inc.	15,996	280,570
First NBC Bank Holding Company (I)	3,260	114,230
First Niagara Financial Group, Inc.	166,620	1,701,190
FirstMerit Corp.	111,641	1,972,696
Flushing Financial Corp.	6,752	135,175
FNB Corp.	35,329	457,511
Fukuoka Financial Group, Inc.	197,272	939,577
Fulton Financial Corp.	118,042	1,428,308
German American Bancorp, Inc.	3,365	98,494
Glacier Bancorp, Inc.	15,728	415,062
Great Southern Bancorp, Inc.	2,343	101,452
Great Western Bancorp, Inc.	8,275	209,937
Guaranty Bancorp	3,813	62,800
Hancock Holding Company	52,615	1,423,236
Hang Seng Bank, Ltd.	193,190	3,484,847
Hanmi Financial Corp.	6,823	171,940
Heartland Financial USA, Inc.	3,736	135,579
Heritage Commerce Corp.	6,272	71,124
Heritage Financial Corp.	6,957	130,931
Hilltop Holdings, Inc. (I)	15,956	316,088
Hokuhoku Financial Group, Inc.	312,899	716,438
Home BancShares, Inc.	11,907	482,234
HomeTrust Bancshares, Inc. (I)	5,180	96,089
Horizon Bancorp	2,827	67,141
HSBC Holdings PLC	4,955,506	37,382,905
Huntington Bancshares, Inc.	261,729	2,774,327
IBERIABANK Corp.	7,793	453,631
Independent Bank Corp. (Massachusetts)	5,318	245,160
Independent Bank Corp. (Michigan)	5,307	78,331
Independent Bank Group, Inc.	2,150	82,625
ING Groep NV	981,802	13,909,681
International Bancshares Corp.	37,531	939,401
Intesa Sanpaolo RSP	237,617	765,692
Intesa Sanpaolo SpA	3,216,117	11,361,570
Investors Bancorp, Inc.	72,145	890,269
JPMorgan Chase & Co.	1,202,752	73,331,789
KBC Groep NV	63,482	4,014,727
KeyCorp	275,611	3,585,699
Lakeland Bancorp, Inc.	9,049	100,534
Lakeland Financial Corp.	3,515	158,702
LegacyTexas Financial Group, Inc.	10,018	305,349
Lloyds Banking Group PLC	14,496,697	16,503,916
M&T Bank Corp.	43,201	5,268,362
MainSource Financial Group, Inc.	4,926	100,293
MB Financial, Inc.	15,583	508,629
Mercantile Bank Corp.	4,078	84,741
Metro Bancorp, Inc.	2,929	86,083
Mitsubishi UFJ Financial Group, Inc.	3,236,692	19,556,864
Mizrahi Tefahot Bank, Ltd.	35,394	418,520
Mizuho Financial Group, Inc.	5,932,306	11,096,974
National Australia Bank, Ltd.	664,438	14,061,443

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Bank Holdings Corp., Class A	7,688	$157,835
National Penn Bancshares, Inc.	28,762	337,954
Natixis SA	238,470	1,320,358
NBT Bancorp, Inc.	9,006	242,622
NewBridge Bancorp	8,701	74,220
Nordea Bank AB	771,708	8,609,566
Novo Banco SA (I)	625,609	4,066
OFG Bancorp (L)	9,204	80,351
Old National Bancorp	24,637	343,193
Old Second Bancorp, Inc. (I)	7,513	46,806
Opus Bank	2,254	86,193
Oversea-Chinese Banking Corp., Ltd.	760,324	4,708,138
Pacific Continental Corp.	5,484	72,992
Pacific Premier Bancorp, Inc. (I)	4,933	100,239
PacWest Bancorp	47,907	2,050,899
Park National Corp.	2,418	218,152
Park Sterling Corp.	11,454	77,887
Peapack Gladstone Financial Corp.	3,841	81,314
Penns Woods Bancorp, Inc.	1,369	56,019
People’s United Financial, Inc.	101,358	1,594,361
Peoples Bancorp, Inc.	4,349	90,416
Peoples Financial Services Corp. (L)	1,892	66,088
Pinnacle Financial Partners, Inc.	7,545	372,798
Preferred Bank	2,883	91,103
PrivateBancorp, Inc.	16,306	625,009
Prosperity Bancshares, Inc.	45,097	2,214,714
QCR Holdings, Inc.	2,999	65,588
Raiffeisen Bank International AG (I)	29,835	392,098
Regions Financial Corp.	435,513	3,923,972
Renasant Corp.	8,457	277,812
Republic Bancorp, Inc., Class A	2,511	61,645
Resona Holdings, Inc.	557,632	2,841,272
Royal Bank of Scotland Group PLC (I)	820,220	3,913,349
S&T Bancorp, Inc.	6,685	218,065
Sandy Spring Bancorp, Inc.	5,367	140,508
Seacoast Banking Corp. of Florida (I)	6,004	88,139
ServisFirst Bancshares, Inc.	4,607	191,329
Seven Bank, Ltd.	152,840	661,503
Shinsei Bank, Ltd.	457,663	940,793
Sierra Bancorp	3,956	63,138
Signature Bank (I)	23,900	3,287,684
Simmons First National Corp., Class A	6,031	289,066
Skandinaviska Enskilda Banken AB, Series A	385,054	4,118,236
Societe Generale SA	184,078	8,226,620
South State Corp.	5,036	387,117
Southside Bancshares, Inc.	5,383	148,302
Southwest Bancorp, Inc.	4,591	75,338
Square 1 Financial, Inc., Class A (I)	3,605	92,558
Standard Chartered PLC	645,892	6,268,338
State Bank Financial Corp.	7,758	160,435
Sterling Bancorp	25,715	382,382
Stock Yards Bancorp, Inc.	3,399	123,554
Stonegate Bank	3,187	101,378
Suffolk Bancorp	2,964	80,976
Sumitomo Mitsui Financial Group, Inc.	323,009	12,248,593
Sumitomo Mitsui Trust Holdings, Inc.	839,753	3,077,732
SunTrust Banks, Inc.	167,582	6,408,336
Suruga Bank, Ltd.	45,803	852,276
SVB Financial Group (I)	24,162	2,791,677
Svenska Handelsbanken AB, A Shares	380,002	5,451,073
Swedbank AB, A Shares	229,731	5,081,727
Synovus Financial Corp.	61,969	1,834,282
Talmer Bancorp, Inc., Class A	11,405	189,893

The accompanying notes are an integral part of the financial statements.	233

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
TCF Financial Corp.	79,448	$1,204,432
Texas Capital Bancshares, Inc. (I)	9,506	498,305
The Bancorp, Inc. (I)	7,867	59,947
The Bank of Kyoto, Ltd.	88,070	895,737
The Bank of Yokohama, Ltd.	288,566	1,753,912
The Chiba Bank, Ltd.	179,204	1,272,542
The Chugoku Bank, Ltd.	40,912	607,193
The First of Long Island Corp.	3,154	85,253
The Gunma Bank, Ltd.	97,025	620,998
The Hachijuni Bank, Ltd.	104,338	740,613
The Hiroshima Bank, Ltd.	127,000	733,969
The Iyo Bank, Ltd.	60,959	700,766
The Joyo Bank, Ltd.	156,944	826,806
The PNC Financial Services Group, Inc.	166,835	14,881,682
The Shizuoka Bank, Ltd.	134,908	1,353,914
Tompkins Financial Corp.	3,067	163,655
Towne Bank	9,484	178,773
TriCo Bancshares	5,044	123,931
TriState Capital Holdings, Inc. (I)	5,028	62,699
Triumph Bancorp, Inc. (I)	3,687	61,942
Trustmark Corp.	45,572	1,055,903
U.S. Bancorp	538,559	22,086,305
UMB Financial Corp.	8,091	411,104
Umpqua Holdings Corp.	149,121	2,430,672
UniCredit SpA	1,213,473	7,565,023
Union Bankshares Corp.	9,410	225,840
Unione di Banche Italiane SCPA	230,431	1,635,020
United Bankshares, Inc.	14,243	541,092
United Community Banks, Inc.	10,471	214,027
United Overseas Bank, Ltd.	327,639	4,278,019
Univest Corp. of Pennsylvania	4,547	87,393
Valley National Bancorp	155,046	1,525,653
Washington Trust Bancorp, Inc.	3,254	125,116
Webster Financial Corp.	61,607	2,195,057
Wells Fargo & Company	1,520,884	78,097,393
WesBanco, Inc.	7,141	224,584
West Bancorp, Inc.	4,191	78,581
WestAmerica Bancorp.	5,308	235,888
Western Alliance Bancorp (I)	18,011	553,118
Westpac Banking Corp.	792,676	16,651,657
Wilshire Bancorp, Inc.	14,878	156,368
Wintrust Financial Corp.	9,600	512,928
Yadkin Financial Corp.	5,634	121,075
Yamaguchi Financial Group, Inc.	51,133	626,787
Zions Bancorporation	66,836	1,840,663
		791,599,727
Capital markets - 2.0%
3i Group PLC	247,415	1,747,710
Aberdeen Asset Management PLC	238,433	1,071,035
Affiliated Managers Group, Inc. (I)	17,706	3,027,549
Ameriprise Financial, Inc.	57,929	6,321,792
Arlington Asset Investment Corp., Class A	4,618	64,883
BGC Partners, Inc., Class A	38,603	317,317
BlackRock, Inc.	41,732	12,414,018
Calamos Asset Management, Inc., Class A	4,806	45,561
Cohen & Steers, Inc.	4,238	116,333
Cowen Group, Inc., Class A (I)	23,603	107,630
Credit Suisse Group AG (I)	394,908	9,492,338
Daiwa Securities Group, Inc.	420,508	2,720,899
Deutsche Bank AG	349,929	9,443,594
Diamond Hill Investment Group, Inc.	650	120,926
E*TRADE Financial Corp. (I)	93,209	2,454,193
Eaton Vance Corp.	55,163	1,843,547

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Evercore Partners, Inc., Class A	7,174	$360,422
Federated Investors, Inc., Class B	44,598	1,288,882
Financial Engines, Inc. (L)	10,893	321,017
Franklin Resources, Inc.	126,872	4,727,251
GAMCO Investors, Inc., Class A	1,407	77,244
Greenhill & Company, Inc.	6,114	174,066
Hargreaves Lansdown PLC	66,667	1,219,227
HFF, Inc., Class A	7,949	268,358
ICAP PLC	139,463	965,928
INTL. FCStone, Inc. (I)	3,236	79,897
Invesco, Ltd.	139,805	4,366,110
Investec PLC	139,368	1,067,126
Investment Technology Group, Inc.	7,152	95,408
Janus Capital Group, Inc.	99,317	1,350,711
Julius Baer Group, Ltd. (I)	56,533	2,567,275
KCG Holdings, Inc., Class A (I)	8,285	90,886
Ladenburg Thalmann Financial Services, Inc. (I)	23,692	49,990
Legg Mason, Inc.	36,007	1,498,251
Macquarie Group, Ltd.	76,136	4,126,197
Mediobanca SpA	143,651	1,413,343
Moelis & Company, Class A	3,905	102,545
Morgan Stanley	495,535	15,609,353
Nomura Holdings, Inc.	920,313	5,341,833
Northern Trust Corp.	71,280	4,858,445
OM Asset Management PLC	4,877	75,203
Oppenheimer Holdings, Inc., Class A	2,493	49,885
Partners Group Holding AG	4,095	1,387,955
Piper Jaffray Companies (I)	3,288	118,927
Platinum Asset Management, Ltd.	59,639	284,934
Raymond James Financial, Inc.	60,226	2,989,016
RCS Capital Corp., Class A (I) (L)	10,727	8,689
Safeguard Scientifics, Inc. (I)	4,871	75,695
SBI Holdings, Inc.	54,690	617,938
Schroders PLC	31,612	1,343,259
SEI Investments Company	65,410	3,154,724
State Street Corp.	132,162	8,882,608
Stifel Financial Corp. (I)	46,609	1,962,239
T. Rowe Price Group, Inc.	83,469	5,801,096
The Bank of New York Mellon Corp.	360,238	14,103,318
The Charles Schwab Corp.	389,873	11,134,773
The Goldman Sachs Group, Inc.	131,058	22,772,638
UBS Group AG	934,537	17,277,829
Virtu Financial, Inc., Class A (I)	4,110	94,201
Virtus Investment Partners, Inc.	1,463	147,032
Waddell & Reed Financial, Inc., Class A	39,311	1,366,843
Westwood Holdings Group, Inc.	1,715	93,210
WisdomTree Investments, Inc. (L)	77,616	1,251,946
		198,323,048
Consumer finance - 0.5%
Acom Company, Ltd. (I)	103,410	529,136
AEON Credit Service Company, Ltd.	26,753	529,335
American Express Company	276,950	20,530,304
Capital One Financial Corp.	175,828	12,751,047
Cash America International, Inc.	5,839	163,317
Credit Saison Company, Ltd.	37,103	674,055
Discover Financial Services	141,467	7,354,869
Encore Capital Group, Inc. (I) (L)	5,444	201,428
Enova International, Inc. (I)	5,530	56,517
Ezcorp, Inc., Class A (I)	11,421	70,468
First Cash Financial Services, Inc. (I)	5,996	240,200
Green Dot Corp., Class A (I)	9,652	169,875
Navient Corp.	117,096	1,316,159

The accompanying notes are an integral part of the financial statements.	234

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Nelnet, Inc., Class A	4,935	$170,800
PRA Group, Inc. (I)	10,081	533,487
Regional Management Corp. (I)	2,587	40,099
SLM Corp. (I)	200,036	1,480,266
World Acceptance Corp. (I) (L)	1,572	42,192
		46,853,554
Diversified financial services - 1.6%
ASX, Ltd.	49,656	1,325,693
Berkshire Hathaway, Inc., Class B (I)	609,591	79,490,666
CBOE Holdings, Inc.	38,861	2,606,796
CME Group, Inc.	110,110	10,211,601
Deutsche Boerse AG	48,897	4,217,072
Eurazeo SA	10,299	685,958
Exor SpA	25,041	1,091,658
First Pacific Company, Ltd.	603,340	368,615
FNFV Group (I)	16,593	194,470
Gain Capital Holdings, Inc.	7,238	52,693
Groupe Bruxelles Lambert SA	20,494	1,546,559
Hong Kong Exchanges & Clearing, Ltd.	284,471	6,526,045
Industrivarden AB, C Shares	42,406	744,858
Intercontinental Exchange, Inc.	35,821	8,417,577
Investment AB Kinnevik, B Shares	59,839	1,710,513
Investor AB, B Shares	115,389	3,964,877
Japan Exchange Group, Inc.	140,344	2,051,582
Leucadia National Corp.	110,118	2,230,991
London Stock Exchange Group PLC	79,719	2,922,038
MarketAxess Holdings, Inc.	7,780	722,606
McGraw Hill Financial, Inc.	88,837	7,684,401
Mitsubishi UFJ Lease & Finance Company, Ltd.	124,570	548,786
Moody’s Corp.	56,636	5,561,655
MSCI, Inc.	46,329	2,754,722
NewStar Financial, Inc. (I)	5,486	44,985
ORIX Corp.	335,347	4,325,753
Pargesa Holding SA	7,685	451,005
PICO Holdings, Inc. (I)	5,277	51,081
Singapore Exchange, Ltd.	203,848	1,008,420
The NASDAQ OMX Group, Inc.	38,951	2,077,257
Wendel SA	7,339	860,478
		156,451,411
Insurance - 3.8%
ACE, Ltd.	104,863	10,842,834
Admiral Group PLC	53,398	1,214,471
Aegon NV	462,306	2,650,927
Aflac, Inc.	138,986	8,079,256
Ageas	50,813	2,088,231
AIA Group, Ltd.	3,056,535	15,896,261
Alleghany Corp. (I)	7,498	3,509,889
Allianz SE	116,052	18,230,936
Ambac Financial Group, Inc. (I)	9,309	134,701
American Equity Investment Life Holding Company	16,274	379,347
American Financial Group, Inc.	33,732	2,324,472
American International Group, Inc.	421,482	23,948,607
AMERISAFE, Inc.	4,025	200,163
AMP, Ltd.	748,283	2,938,945
Aon PLC	91,462	8,104,448
Argo Group International Holdings, Ltd.	5,631	318,658
Arthur J. Gallagher & Company	81,937	3,382,359
Aspen Insurance Holdings, Ltd.	28,543	1,326,393
Assicurazioni Generali SpA	296,229	5,419,864
Assurant, Inc.	22,403	1,770,061

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Atlas Financial Holdings, Inc. (I)	2,686	$49,691
Aviva PLC	1,026,494	7,020,770
AXA SA	498,436	12,101,498
Baldwin & Lyons, Inc., Class B	2,793	60,608
Baloise Holding AG	12,803	1,467,275
Brown & Brown, Inc.	54,883	1,699,727
Cincinnati Financial Corp.	47,526	2,556,899
Citizens, Inc. (I) (L)	12,187	90,428
CNO Financial Group, Inc.	130,702	2,458,505
CNP Assurances	43,478	604,119
Crawford & Company, Class B	6,734	37,778
Delta Lloyd NV	56,508	474,819
Direct Line Insurance Group PLC	349,626	1,983,832
eHealth, Inc. (I)	4,108	52,623
Employers Holdings, Inc.	6,724	149,878
Endurance Specialty Holdings, Ltd.	28,816	1,758,640
Enstar Group, Ltd. (I)	1,798	269,700
Everest Re Group, Ltd.	20,748	3,596,458
FBL Financial Group, Inc., Class A	2,083	128,146
Federated National Holding Company	3,192	76,672
Fidelity & Guaranty Life	2,559	62,798
First American Financial Corp.	73,257	2,862,151
Genworth Financial, Inc., Class A (I)	160,083	739,583
Gjensidige Forsikring ASA	50,672	682,277
Global Indemnity PLC (I)	2,225	58,228
Greenlight Capital Re, Ltd., Class A (I)	5,878	130,962
Hannover Rueckversicherung AG	15,270	1,564,121
HCC Insurance Holdings, Inc.	44,873	3,476,311
HCI Group, Inc.	1,889	73,237
Heritage Insurance Holdings, Inc. (I)	5,318	104,924
Horace Mann Educators Corp.	8,507	282,603
Infinity Property & Casualty Corp.	2,402	193,457
Insurance Australia Group, Ltd.	590,536	2,019,115
James River Group Holdings, Ltd.	2,510	67,494
Kansas City Life Insurance Company	1,089	51,172
Kemper Corp.	31,894	1,128,091
Legal & General Group PLC	1,507,003	5,433,902
Lincoln National Corp.	82,188	3,900,642
Loews Corp.	93,018	3,361,671
Maiden Holdings, Ltd.	10,555	146,503
Mapfre SA	275,853	721,310
Marsh & McLennan Companies, Inc.	172,491	9,007,480
MBIA, Inc. (I)	32,308	196,433
Medibank PVT., Ltd.	694,083	1,182,459
Mercury General Corp.	17,100	863,721
MetLife, Inc.	362,162	17,075,938
MS&AD Insurance Group Holdings, Inc.	128,351	3,443,638
Muenchener Rueckversicherungs AG	42,358	7,910,968
National General Holdings Corp. (I)	7,804	150,539
National Interstate Corp.	1,875	50,025
National Western Life Insurance Company, Class A	503	112,018
NN Group NV	49,027	1,407,429
Old Mutual PLC	1,246,731	3,572,953
Old Republic International Corp.	113,215	1,770,683
OneBeacon Insurance Group, Ltd., Class A	5,498	77,192
Primerica, Inc.	33,802	1,523,456
Principal Financial Group, Inc.	88,925	4,209,710
Prudential Financial, Inc.	147,084	11,209,272
Prudential PLC	652,637	13,768,370
QBE Insurance Group, Ltd.	348,489	3,173,616
Reinsurance Group of America, Inc.	31,203	2,826,680
RenaissanceRe Holdings, Ltd.	21,541	2,290,239

The accompanying notes are an integral part of the financial statements.	235

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
RLI Corp.	9,044	$484,125
RSA Insurance Group PLC	257,545	1,570,116
Safety Insurance Group, Inc.	3,204	173,497
Sampo OYJ, Class A	113,528	5,494,424
SCOR SE	38,936	1,398,202
Selective Insurance Group, Inc.	12,018	373,279
Sompo Japan Nipponkoa Holdings, Inc.	83,891	2,436,600
Sony Financial Holdings, Inc.	44,016	722,431
St James’s Place PLC	132,038	1,699,347
StanCorp Financial Group, Inc.	19,869	2,269,040
Standard Life PLC	500,348	2,938,623
State Auto Financial Corp.	3,272	74,634
State National Companies, Inc.	7,250	67,788
Stewart Information Services Corp.	4,731	193,545
Suncorp Group, Ltd.	325,441	2,799,649
Swiss Life Holding AG (I)	8,203	1,829,804
Swiss Re AG	89,468	7,676,098
Symetra Financial Corp.	15,617	494,122
T&D Holdings, Inc.	147,325	1,740,181
The Allstate Corp.	130,617	7,607,134
The Chubb Corp.	73,632	9,030,965
The Dai-ichi Life Insurance Company, Ltd.	273,437	4,353,074
The Hanover Insurance Group, Inc.	20,733	1,610,954
The Hartford Financial Services Group, Inc.	133,901	6,129,988
The Navigators Group, Inc. (I)	2,113	164,772
The Progressive Corp.	190,938	5,850,340
The Travelers Companies, Inc.	101,303	10,082,688
Third Point Reinsurance, Ltd. (I)	17,377	233,721
Tokio Marine Holdings, Inc.	172,985	6,462,715
Torchmark Corp.	38,691	2,182,172
Tryg A/S	30,647	595,453
UnipolSai SpA	277,499	603,424
United Fire Group, Inc.	4,419	154,886
United Insurance Holdings Corp.	3,989	52,455
Universal Insurance Holdings, Inc.	6,762	199,749
Unum Group	81,203	2,604,992
W.R. Berkley Corp.	46,343	2,519,669
XL Group PLC	99,575	3,616,564
Zurich Insurance Group AG (I)	38,187	9,375,145
		370,148,625
Real estate investment trusts - 3.1%
Acadia Realty Trust	14,348	431,444
AG Mortgage Investment Trust, Inc.	5,678	86,419
Agree Realty Corp.	3,908	116,654
Alexander’s, Inc.	437	163,438
Alexandria Real Estate Equities, Inc.	33,937	2,873,446
Altisource Residential Corp., Class B	12,028	167,430
American Assets Trust, Inc.	7,847	320,628
American Campus Communities, Inc.	52,728	1,910,863
American Capital Mortgage Investment Corp.	9,709	143,111
American Residential Properties, Inc.	6,957	120,147
American Tower Corp.	137,406	12,088,980
Anworth Mortgage Asset Corp.	22,182	109,579
Apartment Investment & Management Company, Class A	50,745	1,878,580
Apollo Commercial Real Estate Finance, Inc.	11,542	181,325
Apollo Residential Mortgage, Inc.	6,978	88,341
Ares Commercial Real Estate Corp.	6,810	81,652
Armada Hoffler Properties, Inc.	6,919	67,599
ARMOUR Residential REIT, Inc.	9,193	184,228
Ascendas Real Estate Investment Trust	516,531	850,958
Ashford Hospitality Prime, Inc.	6,412	89,960
Ashford Hospitality Trust, Inc.	17,814	108,665

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real estate investment trusts (continued)
AvalonBay Communities, Inc.	43,640	$7,629,145
Beni Stabili SpA	44	34
BGP Holdings PLC (I)	1,525,695	73,307
BioMed Realty Trust, Inc.	94,837	1,894,843
Bluerock Residential Growth Reit, Inc.	5,091	60,990
Boston Properties, Inc.	49,877	5,905,437
Camden Property Trust	40,759	3,012,090
Campus Crest Communities, Inc.	14,996	79,779
CapitaCommercial Trust	513,196	484,533
CapitaMall Trust	613,581	820,462
Capstead Mortgage Corp.	17,006	168,189
Care Capital Properties, Inc.	38,816	1,278,211
CareTrust REIT, Inc.	8,941	101,480
CatchMark Timber Trust, Inc., Class A	9,198	94,555
Cedar Realty Trust, Inc.	19,091	118,555
Chambers Street Properties	48,997	317,991
Chatham Lodging Trust	8,005	171,947
Chesapeake Lodging Trust	12,484	325,333
Colony Financial, Inc.	22,685	443,719
Communications Sales & Leasing, Inc.	56,640	1,013,856
CorEnergy Infrastructure Trust, Inc.	11,942	52,784
CoreSite Realty Corp.	5,017	258,074
Corporate Office Properties Trust	44,486	935,541
Corrections Corp. of America	54,892	1,621,510
Cousins Properties, Inc.	45,249	417,196
Crown Castle International Corp.	109,210	8,613,393
CubeSmart	34,411	936,323
CyrusOne, Inc.	12,968	423,535
CYS Investments, Inc.	30,336	220,239
DCT Industrial Trust, Inc.	17,977	605,106
Dexus Property Group	246,296	1,242,053
DiamondRock Hospitality Company	41,496	458,531
Douglas Emmett, Inc.	65,229	1,873,377
Duke Realty Corp.	162,032	3,086,710
DuPont Fabros Technology, Inc.	12,956	335,301
Dynex Capital, Inc.	12,847	84,276
Easterly Government Properties	3,721	59,350
EastGroup Properties, Inc.	6,659	360,785
Education Realty Trust, Inc.	10,006	329,698
EPR Properties	11,497	592,900
Equinix, Inc.	18,757	5,128,164
Equity One, Inc.	49,568	1,206,485
Equity Residential	118,207	8,879,710
Essex Property Trust, Inc.	21,693	4,846,650
Extra Space Storage, Inc.	57,660	4,449,046
Federal Realty Investment Trust	32,446	4,427,257
Federation Centres	855,933	1,652,842
FelCor Lodging Trust, Inc.	29,950	211,747
First Industrial Realty Trust, Inc.	23,341	488,994
First Potomac Realty Trust	13,342	146,762
Fonciere Des Regions	7,699	671,312
Franklin Street Properties Corp.	18,603	199,982
Gecina SA	8,875	1,082,316
General Growth Properties, Inc.	190,491	4,947,051
Getty Realty Corp.	5,931	93,710
Gladstone Commercial Corp.	5,466	77,125
Goodman Group	441,605	1,825,380
Government Properties Income Trust	14,742	235,872
Gramercy Property Trust, Inc.	12,047	250,216
Hammerson PLC	200,668	1,894,840
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	7,026	120,988
Hatteras Financial Corp.	19,140	289,971

The accompanying notes are an integral part of the financial statements.	236

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
HCP, Inc.	150,021	$5,588,282
Healthcare Realty Trust, Inc.	20,789	516,607
Hersha Hospitality Trust	10,164	230,316
Highwoods Properties, Inc.	63,244	2,450,705
Home Properties, Inc.	27,262	2,037,835
Hospitality Properties Trust	71,088	1,818,431
Host Hotels & Resorts, Inc.	246,417	3,895,853
Hudson Pacific Properties, Inc.	15,488	445,900
ICADE	8,535	579,081
Independence Realty Trust, Inc. (L)	7,578	54,637
InfraREIT, Inc. (I)	4,498	106,513
Inland Real Estate Corp.	17,848	144,569
Intu Properties PLC (L)	237,916	1,187,496
Invesco Mortgage Capital, Inc.	25,102	307,248
Investors Real Estate Trust	25,993	201,186
Iron Mountain, Inc.	60,999	1,892,189
iStar, Inc. (I)	17,972	226,088
Japan Prime Realty Investment Corp.	210	682,638
Japan Real Estate Investment Corp.	331	1,524,679
Japan Retail Fund Investment Corp.	616	1,191,873
Keppel REIT	21,160	14,206
Kilroy Realty Corp.	43,279	2,820,060
Kimco Realty Corp.	133,488	3,261,112
Kite Realty Group Trust	17,355	413,223
Klepierre	47,827	2,167,631
Ladder Capital Corp., Class A	8,304	118,913
Lamar Advertising Company, Class A	38,453	2,006,478
Land Securities Group PLC	200,313	3,818,753
LaSalle Hotel Properties	76,202	2,163,375
Lexington Realty Trust	42,711	345,959
Liberty Property Trust	70,280	2,214,523
LTC Properties, Inc.	7,427	316,910
Mack-Cali Realty Corp.	60,166	1,135,934
Medical Properties Trust, Inc.	47,977	530,626
Mid-America Apartment Communities, Inc.	35,390	2,897,379
Mirvac Group	938,761	1,139,813
Monmouth Real Estate Investment Corp., Class A	13,579	132,395
Monogram Residential Trust, Inc. (L)	35,146	327,209
National Health Investors, Inc.	7,726	444,168
National Retail Properties, Inc.	63,143	2,290,197
National Storage Affiliates Trust	5,361	72,642
New Residential Investment Corp.	47,393	620,848
New Senior Investment Group, Inc.	18,562	194,159
New York Mortgage Trust, Inc.	21,907	120,269
New York REIT, Inc. (I)	34,373	345,792
Nexpoint Residential Trust, Inc.	4,548	60,761
Nippon Building Fund, Inc.	357	1,727,463
Nippon Prologis REIT, Inc.	370	671,360
Omega Healthcare Investors, Inc.	75,922	2,668,658
One Liberty Properties, Inc.	3,628	77,385
Orchid Island Capital, Inc. (L)	4,606	42,606
Parkway Properties, Inc.	17,917	278,789
Pebblebrook Hotel Trust	14,934	529,410
Pennsylvania Real Estate Investment Trust	14,703	291,560
PennyMac Mortgage Investment Trust	15,368	237,743
Physicians Realty Trust	14,679	221,506
Plum Creek Timber Company, Inc.	56,630	2,237,451
Potlatch Corp.	27,619	795,151
Preferred Apartment Communities, Inc.	6,160	67,021
Prologis, Inc.	170,270	6,623,503
PS Business Parks, Inc.	4,000	317,520
Public Storage	47,793	10,114,433

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
QTS Realty Trust, Inc., Class A	5,240	$228,936
RAIT Financial Trust	19,832	98,367
Ramco-Gershenson Properties Trust	17,167	257,677
Rayonier, Inc.	59,105	1,304,447
Realty Income Corp.	75,645	3,584,817
Redwood Trust, Inc.	17,246	238,685
Regency Centers Corp.	44,193	2,746,595
Resource Capital Corp. (L)	7,052	78,771
Retail Opportunity Investments Corp.	19,380	320,545
Rexford Industrial Realty, Inc.	11,564	159,468
RLJ Lodging Trust	27,034	683,149
Rouse Properties, Inc.	7,846	122,241
Ryman Hospitality Properties	8,920	439,132
Sabra Health Care REIT, Inc.	13,527	313,556
Saul Centers, Inc.	1,996	103,293
Scentre Group	1,349,188	3,713,369
Segro PLC	191,543	1,246,193
Select Income REIT	13,211	251,141
Senior Housing Properties Trust	111,425	1,805,085
Silver Bay Realty Trust Corp.	7,971	127,616
Simon Property Group, Inc.	100,434	18,451,734
SL Green Realty Corp.	32,510	3,516,282
Sovran Self Storage, Inc.	24,037	2,266,689
STAG Industrial, Inc.	13,872	252,609
Starwood Waypoint Residential Trust	7,763	184,992
Stockland	594,295	1,614,587
STORE Capital Corp.	6,829	141,087
Strategic Hotels & Resorts, Inc. (I)	57,205	788,857
Summit Hotel Properties, Inc.	17,874	208,590
Sun Communities, Inc.	9,650	653,884
Sunstone Hotel Investors, Inc.	43,177	571,232
Suntec Real Estate Investment Trust	601,800	635,670
Tanger Factory Outlet Centers, Inc.	45,073	1,486,057
Taubman Centers, Inc.	28,568	1,973,477
Terreno Realty Corp.	9,232	181,316
The British Land Company PLC	245,132	3,113,085
The GEO Group, Inc.	15,360	456,806
The GPT Group	452,640	1,438,568
The Link REIT	579,404	3,189,865
The Macerich Company	43,843	3,368,019
UDR, Inc.	122,980	4,240,350
UMH Properties, Inc.	6,348	59,036
Unibail-Rodamco SE	25,007	6,481,405
United Development Funding IV (I) (L)	6,844	120,454
United Urban Investment Corp.	679	906,799
Universal Health Realty Income Trust	2,725	127,912
Urban Edge Properties	61,829	1,334,888
Urstadt Biddle Properties, Inc., Class A	6,212	116,413
Ventas, Inc.	107,542	6,028,805
Vornado Realty Trust	58,221	5,264,343
Washington Real Estate Investment Trust	14,087	351,189
Weingarten Realty Investors	53,572	1,773,769
Welltower, Inc.	114,030	7,722,112
Western Asset Mortgage Capital Corp.	8,192	103,301
Westfield Corp. (I)	500,036	3,518,603
Weyerhaeuser Company	168,345	4,602,552
Whitestone REIT	6,483	74,749
WP GLIMCHER, Inc.	87,000	1,014,420
Xenia Hotels & Resorts, Inc.	23,141	404,042
		300,209,656
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	29,231	449,027
Alexander & Baldwin, Inc.	31,807	1,091,934

The accompanying notes are an integral part of the financial statements.	237

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Altisource Portfolio Solutions SA (I)	2,870	$68,421
AV Homes, Inc. (I)	3,269	44,197
Azrieli Group	9,470	378,584
CapitaLand, Ltd.	650,684	1,228,633
CBRE Group, Inc., Class A (I)	94,527	3,024,864
Cheung Kong Property Holdings, Ltd.	684,562	5,015,319
City Developments, Ltd.	103,713	561,963
Consolidated-Tomoka Land Company	1,095	54,531
Daito Trust Construction Company, Ltd.	18,060	1,834,983
Daiwa House Industry Company, Ltd.	151,906	3,765,881
Deutsche Wohnen AG	85,122	2,276,540
Forestar Group, Inc. (I)	7,372	96,942
FRP Holdings, Inc. (I)	1,666	50,213
Global Logistic Properties, Ltd.	794,086	1,141,662
Hang Lung Properties, Ltd.	570,313	1,282,838
Henderson Land Development Company, Ltd.	295,361	1,766,166
Hulic Company, Ltd.	76,069	688,143
Hysan Development Company, Ltd.	162,279	675,709
Jones Lang LaSalle, Inc.	21,119	3,036,279
Kennedy-Wilson Holdings, Inc.	19,361	429,233
Kerry Properties, Ltd.	165,055	453,176
Lend Lease Corp.	139,444	1,234,521
Marcus & Millichap, Inc. (I)	2,979	137,004
Mitsubishi Estate Company, Ltd.	317,124	6,478,052
Mitsui Fudosan Company, Ltd.	238,826	6,546,549
New World Development Company, Ltd.	1,373,569	1,337,698
Nomura Real Estate Holdings, Inc.	32,163	646,607
NTT Urban Development Corp.	28,000	258,002
RE/MAX Holdings, Inc., Class A	2,646	95,203
Sino Land Company, Ltd.	763,722	1,162,851
Sumitomo Realty & Development Company, Ltd.	90,483	2,879,841
Sun Hung Kai Properties, Ltd.	436,977	5,699,627
Swire Pacific, Ltd., Class A	150,377	1,685,506
Swire Properties, Ltd.	297,291	824,000
Swiss Prime Site AG (I)	16,975	1,240,260
Tejon Ranch Company (I)	3,037	66,237
The St. Joe Company (I)	14,068	269,121
The Wharf Holdings, Ltd.	348,963	1,968,990
Tokyo Tatemono Company, Ltd.	52,700	628,351
Tokyu Fudosan Holdings Corp.	131,981	878,139
UOL Group, Ltd.	118,545	501,906
Vonovia SE	118,215	3,804,869
Wheelock and Company, Ltd.	232,456	1,009,539
		68,768,111
Thrifts and mortgage finance - 0.1%
Anchor Bancorp Wisconsin, Inc. (I)	1,752	74,618
Astoria Financial Corp.	18,137	292,006
Bank Mutual Corp.	12,289	94,380
BankFinancial Corp.	4,873	60,571
Beneficial Bancorp, Inc. (I)	17,636	233,853
BofI Holding, Inc. (I)	3,154	406,330
Brookline Bancorp, Inc.	15,408	156,237
BSB Bancorp, Inc. (I)	2,450	51,793
Capitol Federal Financial, Inc.	28,352	343,626
Clifton Bancorp, Inc.	6,598	91,580
Dime Community Bancshares, Inc.	6,492	109,715
Essent Group, Ltd. (I)	11,517	286,197
EverBank Financial Corp.	19,498	376,311
Federal Agricultural Mortgage Corp., Class C	2,469	64,021
First Defiance Financial Corp.	2,294	83,869
Flagstar Bancorp, Inc. (I)	4,511	92,746
Fox Chase Bancorp, Inc.	4,019	69,770

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
HomeStreet, Inc. (I)	4,721	$109,055
Hudson City Bancorp, Inc.	155,289	1,579,289
Kearny Financial Corp.	19,997	229,366
LendingTree, Inc. (I)	1,226	114,055
Meridian Bancorp, Inc.	12,293	168,045
Meta Financial Group, Inc.	1,626	67,918
MGIC Investment Corp. (I)	70,816	655,756
Nationstar Mortgage Holdings, Inc. (I) (L)	8,312	115,287
New York Community Bancorp, Inc.	208,424	3,764,137
NMI Holdings, Inc., Class A (I)	11,651	88,548
Northfield Bancorp, Inc.	10,851	165,044
Northwest Bancshares, Inc.	19,724	256,412
OceanFirst Financial Corp.	3,705	63,800
Ocwen Financial Corp. (I) (L)	22,537	151,223
Oritani Financial Corp.	9,978	155,856
PennyMac Financial Services, Inc. (I)	3,060	48,960
PHH Corp. (I)	10,357	146,241
Provident Financial Services, Inc.	13,544	264,108
Radian Group, Inc.	39,682	631,341
TrustCo Bank Corp.	20,979	122,517
United Community Financial Corp.	12,282	61,410
United Financial Bancorp, Inc.	11,162	145,664
Walker & Dunlop, Inc. (I)	5,634	146,935
Walter Investment Management Corp. (I) (L)	8,144	132,340
Washington Federal, Inc.	62,872	1,430,338
Waterstone Financial, Inc.	6,923	93,322
WSFS Financial Corp.	6,133	176,692
		13,971,282
		1,946,325,414
Health care - 13.1%
Biotechnology - 2.4%
AbbVie, Inc.	538,800	29,316,108
ACADIA Pharmaceuticals, Inc. (I)	16,646	550,483
Acceleron Pharma, Inc. (I)	4,639	115,511
Achillion Pharmaceuticals, Inc. (I) (L)	24,748	171,009
Acorda Therapeutics, Inc. (I)	8,931	236,761
Actelion, Ltd. (I)	25,999	3,304,368
Adamas Pharmaceuticals, Inc. (I)	2,403	40,226
Aduro Biotech, Inc. (I) (L)	1,781	34,498
Advaxis, Inc. (I) (L)	6,453	66,014
Aegerion Pharmaceuticals, Inc. (I) (L)	5,404	73,494
Affimed NV (I) (L)	3,542	21,854
Agenus, Inc. (I)	16,302	74,989
Akebia Therapeutics, Inc. (I)	5,599	54,086
Alder Biopharmaceuticals, Inc. (I)	4,715	154,463
Alexion Pharmaceuticals, Inc. (I)	73,635	11,515,778
AMAG Pharmaceuticals, Inc. (I)	6,993	277,832
Amgen, Inc.	246,802	34,137,653
Amicus Therapeutics, Inc. (I)	24,012	335,928
Anacor Pharmaceuticals, Inc. (I)	8,558	1,007,362
Anthera Pharmaceuticals, Inc. (I)	7,942	48,367
Applied Genetic Technologies Corp. (I)	1,610	21,155
Ardelyx, Inc. (I)	3,224	55,711
Arena Pharmaceuticals, Inc. (I)	50,708	96,852
ARIAD Pharmaceuticals, Inc. (I)	35,175	205,422
Array BioPharma, Inc. (I)	29,669	135,291
Arrowhead Research Corp. (I) (L)	12,621	72,697
Atara Biotherapeutics, Inc. (I)	3,472	109,160
Avalanche Biotechnologies, Inc. (I)	4,214	34,723
Baxalta, Inc.	176,720	5,568,447
Bellicum Pharmaceuticals, Inc. (I)	1,896	27,549
BioCryst Pharmaceuticals, Inc. (I)	15,283	174,226

The accompanying notes are an integral part of the financial statements.	238

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Biogen, Inc. (I)	76,360	$22,282,612
BioSpecifics Technologies Corp. (I)	1,150	50,071
BioTime, Inc. (I) (L)	11,646	34,938
Blueprint Medicines Corp. (I)	2,016	43,021
Cara Therapeutics, Inc. (I)	3,987	56,974
Catalyst Pharmaceuticals, Inc. (I) (L)	17,062	51,186
Celgene Corp. (I)	257,470	27,850,530
Celldex Therapeutics, Inc. (I)	20,597	217,092
Cellular Biomedicine Group, Inc. (I) (L)	2,201	37,263
Cepheid, Inc. (I)	14,977	676,960
ChemoCentryx, Inc. (I)	6,238	37,740
Chimerix, Inc. (I)	9,372	358,010
Clovis Oncology, Inc. (I)	5,760	529,690
Coherus Biosciences, Inc. (I)	5,031	100,821
Concert Pharmaceuticals, Inc. (I)	3,543	66,502
CSL, Ltd.	118,811	7,477,155
CTI BioPharma Corp. (I)	37,366	54,554
Curis, Inc. (I)	24,441	49,371
Cytokinetics, Inc. (I)	8,064	53,948
CytRx Corp. (I) (L)	13,884	32,905
Dicerna Pharmaceuticals, Inc. (I)	3,365	27,627
Durata Therapeutics, Inc. (I)	3,707	3,077
Dyax Corp. (I)	30,409	580,508
Dynavax Technologies Corp. (I)	7,508	184,246
Eagle Pharmaceuticals, Inc. (I) (L)	1,817	134,513
Emergent BioSolutions, Inc. (I)	6,282	178,974
Enanta Pharmaceuticals, Inc. (I) (L)	3,356	121,286
Epizyme, Inc. (I) (L)	6,181	79,488
Esperion Therapeutics, Inc. (I) (L)	2,752	64,920
Exact Sciences Corp. (I) (L)	19,785	355,932
Exelixis, Inc. (I) (L)	46,532	261,045
Fibrocell Science, Inc. (I)	4,949	19,054
FibroGen, Inc. (I)	10,118	221,787
Five Prime Therapeutics, Inc. (I)	4,611	70,963
Flexion Therapeutics, Inc. (I)	3,116	46,304
Foundation Medicine, Inc. (I) (L)	2,506	46,236
Galena Biopharma, Inc. (I) (L)	36,362	57,452
Genocea Biosciences, Inc. (I)	4,238	29,030
Genomic Health, Inc. (I)	3,778	79,942
Geron Corp. (I) (L)	33,785	93,247
Gilead Sciences, Inc.	477,038	46,840,361
Grifols SA	37,824	1,563,869
Halozyme Therapeutics, Inc. (I)	22,210	298,280
Heron Therapeutics, Inc. (I) (L)	5,976	145,814
Idera Pharmaceuticals, Inc. (I) (L)	18,710	62,679
Ignyta, Inc. (I)	4,094	35,945
Immune Design Corp. (I)	2,553	31,147
ImmunoGen, Inc. (I)	18,167	174,403
Immunomedics, Inc. (I) (L)	21,275	36,593
Infinity Pharmaceuticals, Inc. (I)	10,556	89,198
Inovio Pharmaceuticals, Inc. (I) (L)	15,501	89,596
Insmed, Inc. (I)	12,847	238,569
Insys Therapeutics, Inc. (I) (L)	4,956	141,048
Ironwood Pharmaceuticals, Inc. (I)	26,428	275,380
Karyopharm Therapeutics, Inc. (I) (L)	4,948	52,102
Keryx Biopharmaceuticals, Inc. (I) (L)	21,913	77,134
Kite Pharma, Inc. (I) (L)	6,035	336,029
KYTHERA Biopharmaceuticals, Inc. (I)	5,391	404,217
La Jolla Pharmaceutical Co. (I)	2,486	69,086
Lexicon Pharmaceuticals, Inc. (I) (L)	9,353	100,451
Ligand Pharmaceuticals, Inc. (I)	3,643	312,023
Lion Biotechnologies, Inc. (I)	9,714	55,953
Loxo Oncology, Inc. (I) (L)	1,334	23,318

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
MacroGenics, Inc. (I)	6,387	$136,810
MannKind Corp. (I) (L)	51,964	166,804
Medgenics, Inc. (I) (L)	3,116	24,367
Merrimack Pharmaceuticals, Inc. (I) (L)	23,068	196,309
MiMedx Group, Inc. (I) (L)	22,839	220,396
Mirati Therapeutics, Inc. (I)	2,230	76,757
Momenta Pharmaceuticals, Inc. (I)	12,750	209,228
Myriad Genetics, Inc. (I) (L)	14,347	537,726
Navidea Biopharmaceuticals, Inc. (I) (L)	34,780	79,298
Neurocrine Biosciences, Inc. (I)	17,789	707,824
NewLink Genetics Corp. (I)	4,347	155,796
Northwest Biotherapeutics, Inc. (I) (L)	10,350	64,688
Novavax, Inc. (I)	56,035	396,167
Ocata Therapeutics, Inc. (I) (L)	8,589	35,902
OncoMed Pharmaceuticals, Inc. (I)	3,656	60,653
Oncothyreon, Inc. (I)	21,014	57,578
Ophthotech Corp. (I)	4,998	202,519
Orexigen Therapeutics, Inc. (I) (L)	21,873	46,152
Organovo Holdings, Inc. (I) (L)	19,178	51,397
Osiris Therapeutics, Inc. (I) (L)	4,058	74,951
Otonomy, Inc. (I)	3,225	57,437
OvaScience, Inc. (I) (L)	4,958	42,093
PDL BioPharma, Inc. (L)	33,559	168,802
Peregrine Pharmaceuticals, Inc. (I) (L)	44,877	45,775
Pfenex, Inc. (I)	3,597	53,991
Portola Pharmaceuticals, Inc. (I)	9,697	413,286
Progenics Pharmaceuticals, Inc. (I)	15,112	86,441
Prothena Corp. PLC (I)	6,561	297,476
PTC Therapeutics, Inc. (I)	7,078	188,983
Radius Health, Inc. (I)	6,781	469,991
Raptor Pharmaceutical Corp. (I)	16,925	102,396
Regeneron Pharmaceuticals, Inc. (I)	25,175	11,709,900
Regulus Therapeutics, Inc. (I) (L)	6,257	40,921
Repligen Corp. (I)	6,874	191,441
Retrophin, Inc. (I)	7,352	148,952
Rigel Pharmaceuticals, Inc. (I)	19,506	48,180
Sage Therapeutics, Inc. (I)	2,912	123,236
Sangamo BioSciences, Inc. (I)	14,685	82,823
Sarepta Therapeutics, Inc. (I) (L)	8,744	280,770
Sorrento Therapeutics, Inc. (I)	6,114	51,296
Spark Therapeutics, Inc. (I) (L)	1,710	71,358
Spectrum Pharmaceuticals, Inc. (I) (L)	14,376	85,968
Stemline Therapeutics, Inc. (I)	3,607	31,850
Synergy Pharmaceuticals, Inc. (I) (L)	21,305	112,917
Synta Pharmaceuticals Corp. (I)	20,954	36,460
TESARO, Inc. (I)	4,896	196,330
TG Therapeutics, Inc. (I) (L)	7,674	77,354
Threshold Pharmaceuticals, Inc. (I)	14,969	60,924
Trevena, Inc. (I)	5,346	55,331
TrovaGene, Inc. (I) (L)	6,070	34,538
Ultragenyx Pharmaceutical, Inc. (I)	7,945	765,183
United Therapeutics Corp. (I)	21,377	2,805,517
Vanda Pharmaceuticals, Inc. (I) (L)	9,083	102,456
Verastem, Inc. (I)	7,390	13,228
Versartis, Inc. (I) (L)	4,898	56,474
Vertex Pharmaceuticals, Inc. (I)	79,986	8,329,742
Vitae Pharmaceuticals, Inc. (I)	3,033	33,393
Xencor, Inc. (I)	6,103	74,640
XOMA Corp. (I)	19,897	14,957
Zafgen, Inc. (I)	3,521	112,496
ZIOPHARM Oncology, Inc. (I) (L)	24,071	216,880
		233,601,694

The accompanying notes are an integral part of the financial statements.	239

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies - 1.8%
Abaxis, Inc.	4,676	$205,697
Abbott Laboratories	485,873	19,541,812
ABIOMED, Inc. (I)	8,723	809,145
Accuray, Inc. (I) (L)	16,916	84,495
Align Technology, Inc. (I)	34,145	1,938,070
Analogic Corp.	2,533	207,807
AngioDynamics, Inc. (I)	5,443	71,793
Anika Therapeutics, Inc. (I)	3,096	98,546
Antares Pharma, Inc. (I) (L)	34,980	59,466
AtriCure, Inc. (I)	6,127	134,243
Atrion Corp.	301	112,863
Baxter International, Inc.	176,720	5,805,252
Becton, Dickinson and Company	68,844	9,132,845
Boston Scientific Corp. (I)	434,669	7,132,918
C.R. Bard, Inc.	24,097	4,489,512
Cantel Medical Corp.	7,216	409,147
Cardiovascular Systems, Inc. (I)	6,702	106,160
Cerus Corp. (I) (L)	20,991	95,299
Cochlear, Ltd.	14,377	845,967
Coloplast A/S	28,383	2,012,325
CONMED Corp.	5,703	272,261
CryoLife, Inc.	6,204	60,365
Cutera, Inc. (I)	3,580	46,826
Cyberonics, Inc. (I)	5,402	328,334
Cynosure, Inc., Class A (I)	4,685	140,737
DENTSPLY International, Inc.	44,920	2,271,604
Edwards Lifesciences Corp. (I)	34,942	4,967,704
Endologix, Inc. (I)	14,151	173,491
Essilor International SA	52,011	6,354,094
Exactech, Inc. (I)	2,455	42,791
GenMark Diagnostics, Inc. (I)	9,615	75,670
Getinge AB, B Shares	50,710	1,131,825
Globus Medical, Inc., Class A (I)	14,158	292,504
Greatbatch, Inc. (I)	5,183	292,425
Haemonetics Corp. (I)	10,675	345,016
Halyard Health, Inc. (I)	31,512	896,201
HeartWare International, Inc. (I)	3,591	187,845
Hill-Rom Holdings, Inc.	26,470	1,376,175
Hologic, Inc. (I)	115,089	4,503,433
Hoya Corp.	107,860	3,532,618
ICU Medical, Inc. (I)	2,900	317,550
IDEXX Laboratories, Inc. (I)	43,188	3,206,709
Inogen, Inc. (I)	3,369	163,565
Insulet Corp. (I)	11,901	308,355
Integra LifeSciences Holdings Corp. (I)	5,573	331,872
Intuitive Surgical, Inc. (I)	12,149	5,583,437
Invacare Corp.	6,862	99,293
Invivo Therapeutics Holdings Corp. (I) (L)	5,920	51,030
K2M Group Holdings, Inc. (I)	3,842	71,461
LDR Holding Corp. (I)	5,013	173,099
Masimo Corp. (I)	9,143	352,554
Medtronic PLC	460,392	30,818,640
Meridian Bioscience, Inc.	8,688	148,565
Merit Medical Systems, Inc. (I)	9,260	221,407
Natus Medical, Inc. (I)	6,847	270,114
Neogen Corp. (I)	7,762	349,212
Nevro Corp. (I)	3,264	151,417
NuVasive, Inc. (I)	10,070	485,575
NxStage Medical, Inc. (I)	13,308	209,867
Olympus Corp.	69,302	2,162,104
OraSure Technologies, Inc. (I)	12,822	56,930
Orthofix International NV (I)	4,039	136,316
Oxford Immunotec Global PLC (I) (L)	4,829	65,192

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Quidel Corp. (I)	6,018	$113,620
ResMed, Inc.	65,962	3,361,424
Rockwell Medical Technologies, Inc. (I) (L)	10,789	83,183
RTI Surgical, Inc. (I)	12,896	73,249
SeaSpine Holdings Corp. (I)	1,780	28,836
Second Sight Medical Products, Inc. (I) (L)	2,671	15,839
Sientra, Inc. (I)	1,064	10,800
Sirona Dental Systems, Inc. (I)	26,219	2,447,281
Smith & Nephew PLC	226,337	3,954,382
Sonova Holding AG	13,657	1,758,585
Spectranetics Corp. (I)	8,919	105,155
St. Jude Medical, Inc.	91,001	5,741,253
STAAR Surgical Company (I) (L)	8,686	67,403
STERIS Corp. (L)	40,329	2,620,175
Stryker Corp.	103,076	9,699,452
SurModics, Inc. (I)	3,115	68,032
Sysmex Corp.	37,179	1,963,487
Tandem Diabetes Care, Inc. (I) (L)	4,234	37,302
Teleflex, Inc.	19,526	2,425,324
Terumo Corp.	76,917	2,176,958
The Cooper Companies, Inc.	22,796	3,393,413
Thoratec Corp. (I)	36,991	2,340,051
Tornier NV (I)	7,641	155,800
Transenterix, Inc. (I)	9,094	20,552
Unilife Corp. (I) (L)	26,364	25,834
Utah Medical Products, Inc.	947	51,015
Varian Medical Systems, Inc. (I)	32,261	2,380,217
Vascular Solutions, Inc. (I)	3,743	121,311
West Pharmaceutical Services, Inc.	48,677	2,634,399
William Demant Holdings A/S (I)	6,039	501,708
Wright Medical Group, Inc. (I)	10,809	227,205
Zeltiq Aesthetics, Inc. (I)	6,771	216,875
Zimmer Biomet Holdings, Inc.	55,387	5,202,501
		180,342,166
Health care providers and services - 2.1%
AAC Holdings, Inc. (I) (L)	1,699	37,803
Aceto Corp.	6,216	170,629
Addus HomeCare Corp. (I)	1,580	49,217
Adeptus Health, Inc., Class A (I)	1,298	104,826
Aetna, Inc.	113,373	12,404,140
Air Methods Corp. (I)	8,194	279,333
Alfresa Holdings Corp.	44,100	753,115
Almost Family, Inc. (I)	1,606	64,320
Amedisys, Inc. (I)	5,915	224,593
AmerisourceBergen Corp.	66,679	6,333,838
AMN Healthcare Services, Inc. (I)	9,951	298,630
Amsurg Corp. (I)	10,038	780,053
Anthem, Inc.	85,116	11,916,240
BioScrip, Inc. (I) (L)	15,258	28,532
BioTelemetry, Inc. (I)	5,863	71,763
Capital Senior Living Corp. (I)	6,222	124,751
Cardinal Health, Inc.	106,075	8,148,682
Centene Corp. (I)	55,958	3,034,602
Chemed Corp.	3,503	467,545
Cigna Corp.	83,558	11,282,001
Civitas Solutions, Inc. (I)	2,578	59,088
Community Health Systems, Inc. (I)	55,462	2,372,110
CorVel Corp. (I)	2,028	65,504
Cross Country Healthcare, Inc. (I)	7,185	97,788
DaVita HealthCare Partners, Inc. (I)	55,889	4,042,451
Diplomat Pharmacy, Inc. (I)	7,600	218,348
ExamWorks Group, Inc. (I)	8,678	253,745
Express Scripts Holding Company (I)	220,123	17,821,158

The accompanying notes are an integral part of the financial statements.	240

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Five Star Quality Care, Inc. (I)	10,321	$31,892
Fresenius Medical Care AG &
Company KGaA	55,582	4,344,007
Fresenius SE & Company KGaA	96,341	6,467,157
Genesis Healthcare, Inc. (I)	8,376	51,345
Hanger, Inc. (I)	7,333	100,022
HCA Holdings, Inc. (I)	104,216	8,062,150
Health Net, Inc. (I)	36,245	2,182,674
HealthEquity, Inc. (I)	7,560	223,398
Healthscope, Ltd.	288,028	517,696
HealthSouth Corp.	18,860	723,658
Healthways, Inc. (I)	6,627	73,692
Henry Schein, Inc. (I)	27,169	3,605,870
Humana, Inc.	48,017	8,595,043
IPC Healthcare, Inc. (I)	3,632	282,170
Kindred Healthcare, Inc.	17,309	272,617
Laboratory Corp. of America Holdings (I)	32,538	3,529,397
Landauer, Inc.	2,122	78,493
LHC Group, Inc. (I)	2,803	125,490
LifePoint Health, Inc. (I)	20,874	1,479,967
Magellan Health Services, Inc. (I)	5,648	313,069
McKesson Corp.	75,725	14,011,397
Medipal Holdings Corp.	34,465	546,856
MEDNAX, Inc. (I)	44,159	3,390,970
Miraca Holdings, Inc.	14,017	594,437
Molina Healthcare, Inc. (I)	27,251	1,876,231
National HealthCare Corp.	2,063	125,616
Nobilis Health Corp. (I) (L)	7,424	38,753
Owens & Minor, Inc.	42,393	1,354,032
Patterson Companies, Inc.	28,255	1,222,029
PharMerica Corp. (I)	6,336	180,386
Quest Diagnostics, Inc.	46,691	2,870,096
RadNet, Inc. (I)	7,895	43,817
Ramsay Health Care, Ltd.	36,185	1,492,412
Ryman Healthcare, Ltd.	98,163	459,795
Select Medical Holdings Corp.	21,852	235,783
Sonic Healthcare, Ltd.	96,630	1,242,888
Surgical Care Affiliates, Inc. (I)	4,444	145,274
Suzuken Company, Ltd.	20,000	666,940
Team Health Holdings, Inc. (I)	14,889	804,453
Tenet Healthcare Corp. (I)	31,821	1,174,831
The Ensign Group, Inc.	5,291	225,555
The Providence Service Corp. (I)	2,903	126,513
Triple-S Management Corp., Class B (I)	5,092	90,689
UnitedHealth Group, Inc.	310,529	36,024,469
Universal American Corp. (I)	10,662	72,928
Universal Health Services, Inc., Class B	29,533	3,686,014
US Physical Therapy, Inc.	2,643	118,644
VCA, Inc. (I)	38,090	2,005,439
WellCare Health Plans, Inc. (I)	29,812	2,569,198
		199,961,057
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	88,679	1,099,620
Castlight Health, Inc., B Shares (I)	7,439	31,244
Cerner Corp. (I)	99,428	5,961,703
Computer Programs & Systems, Inc. (L)	2,342	98,668
HealthStream, Inc. (I)	5,394	117,643
HMS Holdings Corp. (I)	18,552	162,701
Imprivata, Inc. (I)	1,269	22,550
M3, Inc.	49,943	992,507
MedAssets, Inc. (I)	12,718	255,123
Medidata Solutions, Inc. (I)	11,514	484,855
Merge Healthcare, Inc. (I)	14,594	103,617

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Omnicell, Inc. (I)	7,519	$233,841
Press Ganey Holdings, Inc. (I)	2,104	62,257
Quality Systems, Inc.	10,584	132,088
Vocera Communications, Inc. (I)	5,749	65,596
		9,824,013
Life sciences tools and services - 0.4%
Accelerate Diagnostics, Inc. (I) (L)	4,660	75,399
Affymetrix, Inc. (I)	15,953	136,239
Agilent Technologies, Inc.	108,320	3,718,626
Albany Molecular Research, Inc. (I) (L)	5,307	92,448
Bio-Rad Laboratories, Inc., Class A (I)	9,711	1,304,284
Bio-Techne Corp.	17,453	1,613,704
Cambrex Corp. (I)	6,525	258,912
Charles River Laboratories International, Inc. (I)	21,958	1,394,772
Fluidigm Corp. (I)	6,153	49,901
Harvard Bioscience, Inc. (I)	8,972	33,914
INC Research Holdings, Inc. (I)	2,789	111,560
Lonza Group AG (I)	13,462	1,766,427
Luminex Corp. (I)	9,026	152,630
Mettler-Toledo International, Inc. (I)	13,001	3,701,905
NanoString Technologies, Inc. (I)	3,174	50,784
NeoGenomics, Inc. (I)	12,270	70,307
Pacific Biosciences of California, Inc. (I) (L)	13,894	50,852
PAREXEL International Corp. (I)	37,410	2,316,427
PerkinElmer, Inc.	37,248	1,711,918
PRA Health Sciences, Inc. (I)	4,197	162,970
QIAGEN NV (I)	56,399	1,454,819
Sequenom, Inc. (I) (L)	25,353	44,368
Thermo Fisher Scientific, Inc.	129,238	15,803,223
Waters Corp. (I)	26,891	3,178,785
		39,255,174
Pharmaceuticals - 6.3%
Aerie Pharmaceuticals, Inc. (I)	4,566	81,001
Akorn, Inc. (I)	37,599	1,071,760
Allergan PLC (I)	128,123	34,825,113
Amphastar Pharmaceuticals, Inc. (I)	6,855	80,135
ANI Pharmaceuticals, Inc. (I)	1,682	66,456
Aratana Therapeutics, Inc. (I)	6,504	55,024
Assembly Biosciences, Inc. (I)	3,454	33,020
Astellas Pharma, Inc.	535,747	6,934,751
AstraZeneca PLC	320,802	20,344,802
Bayer AG	209,934	26,934,176
BioDelivery Sciences International, Inc. (I) (L)	10,102	56,167
Bristol-Myers Squibb Company	542,922	32,140,982
Catalent, Inc. (I)	63,556	1,544,411
Cempra, Inc. (I)	6,685	186,110
Chelsea Therapeutics International, Ltd. (I)	19,199	1,536
Chugai Pharmaceutical Company, Ltd.	56,834	1,745,556
Corcept Therapeutics, Inc. (I)	13,576	51,046
Daiichi Sankyo Company, Ltd.	161,311	2,799,061
Depomed, Inc. (I)	12,562	236,794
Dermira, Inc. (I)	3,145	73,404
Durect Corp. (I)	25,528	49,780
Eisai Company, Ltd.	63,868	3,768,311
Eli Lilly & Company	316,967	26,526,968
Endo International PLC (I)	67,861	4,701,410
Endocyte, Inc. (I) (L)	8,758	40,112
Foamix Pharmaceuticals, Ltd. (I)	5,142	37,691
Forest Laboratories, Inc. (I)	4,082	0
Furiex Pharmaceuticals, Inc. (I)	1,660	9,113
GlaxoSmithKline PLC	1,235,428	23,712,662

The accompanying notes are an integral part of the financial statements.	241

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Heska Corp. (I)	835	$25,451
Hisamitsu Pharmaceutical Company, Inc.	14,284	477,621
IGI Laboratories, Inc. (I) (L)	9,139	59,769
Impax Laboratories, Inc. (I)	14,948	526,319
Intersect ENT, Inc. (I)	3,089	72,283
Intra-Cellular Therapies, Inc. (I)	4,620	184,985
Johnson & Johnson	901,325	84,138,689
Kyowa Hakko Kirin Company, Ltd.	58,859	877,448
Lannett Company, Inc. (I) (L)	5,536	229,855
Mallinckrodt PLC (I)	37,845	2,419,809
Merck & Company, Inc.	917,023	45,291,766
Merck KGaA	32,658	2,891,417
Mitsubishi Tanabe Pharma Corp.	56,734	1,001,222
Mylan NV (I)	133,937	5,392,304
Nektar Therapeutics (I)	27,590	302,386
Novartis AG	577,835	53,109,879
Novo Nordisk A/S, Class B	497,506	26,847,692
Ocular Therapeutix, Inc. (I) (L)	3,082	43,333
Omeros Corp. (I) (L)	8,016	87,855
Ono Pharmaceutical Company, Ltd.	20,883	2,476,001
Orion OYJ, Class B	25,444	962,809
Otsuka Holdings Company, Ltd.	98,815	3,155,317
Pacira Pharmaceuticals, Inc. (I)	7,616	313,018
Paratek Pharmaceuticals, Inc.	2,664	50,616
Pernix Therapeutics Holdings (I) (L)	9,782	30,911
Perrigo Company PLC	47,481	7,467,337
Pfizer, Inc.	2,007,412	63,052,811
Phibro Animal Health Corp., Class A	3,756	118,802
POZEN, Inc. (I) (L)	6,411	37,408
Prestige Brands Holdings, Inc. (I)	10,895	492,018
Relypsa, Inc. (I)	6,872	127,201
Revance Therapeutics, Inc. (I) (L)	3,388	100,827
Roche Holding AG	178,404	47,361,188
Sagent Pharmaceuticals, Inc. (I)	4,696	71,990
Sanofi	298,846	28,450,139
Santen Pharmaceutical Company, Ltd.	94,400	1,267,377
SciClone Pharmaceuticals, Inc. (I)	10,838	75,216
Shionogi & Company, Ltd.	75,411	2,703,118
Shire PLC	150,192	10,267,416
Sucampo Pharmaceuticals, Inc., Class A (I)	5,222	103,761
Sumitomo Dainippon Pharma Company, Ltd.	41,392	413,802
Supernus Pharmaceuticals, Inc. (I)	7,349	103,106
Taisho Pharmaceutical Holdings Company, Ltd.	8,116	466,579
Takeda Pharmaceutical Company, Ltd.	200,616	8,801,472
Tetraphase Pharmaceuticals, Inc. (I) (L)	7,569	56,465
Teva Pharmaceutical Industries, Ltd.	218,967	12,374,727
The Medicines Company (I)	13,864	526,277
TherapeuticsMD, Inc. (I) (L)	26,859	157,394
Theravance Biopharma, Inc. (I)	5,587	61,401
Theravance, Inc. (L)	17,896	128,493
Trius Therapeutics, Inc. (I) (L)	10,492	1,154
UCB SA	31,889	2,498,269
VIVUS, Inc. (I) (L)	23,753	38,955
XenoPort, Inc. (I)	13,169	45,696
Zoetis, Inc.	149,645	6,162,381
Zogenix, Inc. (I)	5,005	67,568
ZS Pharma, Inc. (I)	3,842	252,266
		612,928,721
		1,275,912,825

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials - 10.9%
Aerospace and defense - 2.0%
AAR Corp.	7,312	$138,709
Aerojet Rocketdyne Holdings, Inc. (I)	13,037	210,939
Aerovironment, Inc. (I)	4,260	85,370
Airbus Group NV	149,707	8,865,647
American Science & Engineering, Inc.	1,668	59,314
Astronics Corp. (I)	4,003	161,841
B/E Aerospace, Inc.	49,903	2,190,742
BAE Systems PLC	805,085	5,457,343
Cobham PLC	288,548	1,249,023
Cubic Corp.	4,471	187,514
Curtiss-Wright Corp.	9,746	608,345
DigitalGlobe, Inc. (I)	15,093	287,069
Ducommun, Inc. (I)	2,450	49,172
Engility Holdings, Inc.	3,780	97,448
Esterline Technologies Corp. (I)	20,816	1,496,462
Finmeccanica SpA (I)	102,926	1,288,921
General Dynamics Corp.	98,761	13,624,080
HEICO Corp.	4,169	203,781
HEICO Corp., Class A	8,507	386,303
Honeywell International, Inc.	254,890	24,135,534
Huntington Ingalls Industries, Inc.	22,446	2,405,089
KLX, Inc. (I)	35,802	1,279,563
Kratos Defense & Security Solutions, Inc. (I)	10,514	44,369
L-3 Communications Holdings, Inc.	25,617	2,677,489
Lockheed Martin Corp.	86,842	18,003,215
Meggitt PLC	197,904	1,427,705
Moog, Inc., Class A (I)	7,967	430,776
National Presto Industries, Inc. (L)	1,049	88,389
Northrop Grumman Corp.	60,997	10,122,452
Orbital ATK, Inc.	27,741	1,993,746
Precision Castparts Corp.	44,911	10,316,506
Raytheon Company	99,094	10,827,010
Rockwell Collins, Inc.	43,000	3,519,120
Rolls-Royce Holdings PLC (I)	466,136	4,781,702
Safran SA	74,048	5,567,787
Singapore Technologies Engineering, Ltd.	394,152	826,925
Sparton Corp. (I)	2,303	49,284
TASER International, Inc. (I) (L)	11,192	246,504
Teledyne Technologies, Inc. (I)	23,889	2,157,177
Textron, Inc.	89,871	3,382,744
Thales SA	26,410	1,841,435
The Boeing Company	207,853	27,218,350
The KEYW Holding Corp. (I) (L)	7,559	46,488
Triumph Group, Inc.	23,112	972,553
United Technologies Corp.	269,976	24,025,164
Vectrus, Inc. (I)	2,390	52,676
Zodiac Aerospace	51,493	1,182,291
		196,270,066
Air freight and logistics - 0.6%
Air Transport Services Group, Inc. (I)	11,541	98,676
Atlas Air Worldwide Holdings, Inc. (I)	5,229	180,714
Bollore SA (I)	217,277	1,059,321
C.H. Robinson Worldwide, Inc.	45,605	3,091,107
Deutsche Post AG	246,022	6,815,543
Echo Global Logistics, Inc. (I)	6,252	122,539
Expeditors International of Washington, Inc.	61,873	2,911,125
FedEx Corp.	85,593	12,323,680
Forward Air Corp.	6,466	268,274
Hub Group, Inc., Class A (I)	7,574	275,769
Park-Ohio Holdings Corp.	1,958	56,508
Radiant Logistics, Inc. (I)	6,888	30,720

The accompanying notes are an integral part of the financial statements.	242

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Royal Mail PLC	202,580	$1,407,592
TNT Express NV	126,173	962,825
United Parcel Service, Inc., Class B	227,418	22,443,882
UTi Worldwide, Inc. (I)	19,544	89,707
XPO Logistics, Inc. (I) (L)	14,947	356,187
Yamato Transport Company, Ltd.	89,093	1,705,791
		54,199,960
Airlines - 0.5%
Alaska Air Group, Inc.	59,770	4,748,727
Allegiant Travel Company	2,767	598,364
American Airlines Group, Inc.	218,769	8,494,800
ANA Holdings, Inc.	296,495	830,607
Cathay Pacific Airways, Ltd.	304,242	572,942
Delta Air Lines, Inc.	259,045	11,623,349
Deutsche Lufthansa AG (I)	58,627	816,133
easyJet PLC	40,282	1,087,375
Hawaiian Holdings, Inc. (I)	9,900	244,332
International Consolidated Airlines Group SA (I)	206,884	1,853,465
Japan Airlines Company, Ltd.	30,500	1,079,240
JetBlue Airways Corp. (I)	147,784	3,808,394
Qantas Airways, Ltd. (I)	133,651	350,884
Republic Airways Holdings, Inc. (I)	10,883	62,904
Ryanair Holdings PLC, ADR	9,036	707,519
Singapore Airlines, Ltd.	136,327	1,026,247
SkyWest, Inc.	11,074	184,714
Southwest Airlines Company	214,019	8,141,283
United Continental Holdings, Inc. (I)	123,069	6,528,810
Virgin America, Inc. (I) (L)	5,227	178,920
		52,939,009
Building products - 0.4%
AAON, Inc.	8,715	168,897
Advanced Drainage Systems, Inc.	7,098	205,345
Allegion PLC	30,631	1,766,183
American Woodmark Corp. (I)	2,742	177,874
AO Smith Corp.	35,549	2,317,439
Apogee Enterprises, Inc.	6,088	271,829
Asahi Glass Company, Ltd.	243,380	1,422,146
Assa Abloy AB	254,301	4,561,086
Builders FirstSource, Inc. (I)	10,197	129,298
Cie de Saint-Gobain	121,087	5,255,218
Continental Building Products, Inc. (I)	6,602	135,605
Daikin Industries, Ltd.	59,397	3,331,338
Fortune Brands Home & Security, Inc.	75,113	3,565,614
Geberit AG	9,561	2,924,859
Gibraltar Industries, Inc. (I)	6,751	123,881
Griffon Corp.	7,217	113,812
Insteel Industries, Inc.	4,437	71,347
Lennox International, Inc.	18,813	2,132,077
LIXIL Group Corp.	67,250	1,368,685
Masco Corp.	113,064	2,846,952
Masonite International Corp. (I)	6,168	373,657
NCI Building Systems, Inc. (I)	5,848	61,813
Nortek, Inc. (I)	2,022	128,013
Patrick Industries, Inc. (I)	2,820	111,362
PGT, Inc. (I)	10,385	127,528
Ply Gem Holdings, Inc. (I)	4,905	57,389
Quanex Building Products Corp.	7,141	129,752
Simpson Manufacturing Company, Inc.	8,854	296,520
TOTO, Ltd.	35,741	1,113,804
Trex Company, Inc. (I)	6,739	224,611

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Universal Forest Products, Inc.	4,218	$243,294
		35,757,228
Commercial services and supplies - 0.6%
ABM Industries, Inc.	11,683	319,063
ACCO Brands Corp. (I)	23,026	162,794
Aggreko PLC	65,138	939,041
ARC Document Solutions, Inc. (I)	9,476	56,382
Babcock International Group PLC	63,969	884,960
Brady Corp., Class A	9,943	195,479
Brambles, Ltd.	395,784	2,718,830
Casella Waste Systems, Inc., Class A (I)	9,973	57,843
CECO Environmental Corp.	5,103	41,794
Cintas Corp.	29,087	2,494,210
Civeo Corp.	23,134	34,238
Clean Harbors, Inc. (I)	24,953	1,097,183
Copart, Inc. (I)	51,375	1,690,238
Dai Nippon Printing Company, Ltd.	136,746	1,321,290
Deluxe Corp.	33,690	1,877,881
Edenred	51,567	844,388
Ennis, Inc.	5,652	98,119
Essendant, Inc.	7,880	255,548
G&K Services, Inc., Class A	4,144	276,073
G4S PLC (L)	394,459	1,378,967
Healthcare Services Group, Inc.	14,973	504,590
Heritage-Crystal Clean, Inc. (I)	3,080	31,632
Herman Miller, Inc.	40,661	1,172,663
HNI Corp.	30,016	1,287,686
InnerWorkings, Inc. (I)	9,254	57,838
Interface, Inc.	13,811	309,919
ISS A/S	37,998	1,262,169
Kimball International, Inc., Class B	7,539	71,319
Knoll, Inc.	10,170	223,537
Matthews International Corp., Class A	6,926	339,166
McGrath RentCorp	5,541	147,889
Mobile Mini, Inc.	9,637	296,723
MSA Safety, Inc.	21,047	841,249
Multi-Color Corp.	2,728	208,665
Park24 Company, Ltd.	24,100	452,303
Pitney Bowes, Inc.	66,159	1,313,256
Quad/Graphics, Inc.	6,282	76,012
R.R. Donnelley & Sons Company	98,013	1,427,069
Republic Services, Inc.	78,256	3,224,147
Rollins, Inc.	44,125	1,185,639
Secom Company, Ltd.	53,155	3,196,770
Securitas AB, Series B	78,943	965,478
Societe BIC SA	7,212	1,120,670
SP Plus Corp. (I)	3,735	86,465
Steelcase, Inc., Class A	17,257	317,701
Stericycle, Inc. (I)	27,510	3,832,418
Team, Inc. (I)	4,376	140,557
Tetra Tech, Inc.	12,509	304,094
The ADT Corp. (L)	55,778	1,667,762
The Brink’s Company	10,179	274,935
Toppan Printing Company, Ltd.	134,525	1,083,664
TRC Companies, Inc. (I)	2,872	33,976
Tyco International PLC	136,722	4,574,718
UniFirst Corp.	3,059	326,732
US Ecology, Inc.	4,572	199,568
Viad Corp.	4,299	124,628
Waste Connections, Inc.	57,932	2,814,337
Waste Management, Inc.	136,012	6,774,758

The accompanying notes are an integral part of the financial statements.	243

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
West Corp.	10,712	$239,949
		59,256,972
Construction and engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	49,255	1,417,164
AECOM (I)	70,933	1,951,367
Aegion Corp. (I)	7,839	129,187
Argan, Inc.	2,876	99,740
Boskalis Westminster NV	21,982	962,207
Bouygues SA	51,471	1,826,646
Cimic Group, Ltd.	25,523	424,011
Comfort Systems USA, Inc.	7,845	213,855
Dycom Industries, Inc. (I)	7,138	516,506
EMCOR Group, Inc.	12,875	569,719
Ferrovial SA	111,927	2,677,311
Fluor Corp.	47,671	2,018,867
Furmanite Corp. (I)	8,404	51,096
Granite Construction, Inc.	26,710	792,486
Great Lakes Dredge & Dock Corp. (I)	13,788	69,492
Hc2 Holdings, Inc. (I) (L)	4,662	32,681
Jacobs Engineering Group, Inc. (I)	40,987	1,534,143
JGC Corp.	52,206	692,625
Kajima Corp.	213,770	1,134,448
KBR, Inc.	67,667	1,127,332
MasTec, Inc. (I)	14,006	221,715
MYR Group, Inc. (I)	4,491	117,664
Northwest Pipe Company (I)	2,367	30,913
Obayashi Corp.	165,215	1,409,645
Orion Marine Group, Inc. (I)	6,521	38,996
Primoris Services Corp.	8,346	149,477
Quanta Services, Inc. (I)	63,970	1,548,714
Shimizu Corp.	150,129	1,289,035
Skanska AB, Series B	97,270	1,909,672
Taisei Corp.	265,868	1,733,216
Tutor Perini Corp. (I)	7,801	128,404
Vinci SA	121,203	7,707,133
		34,525,467
Electrical equipment - 0.7%
ABB, Ltd. (I)	557,909	9,871,376
Acuity Brands, Inc.	20,440	3,588,855
Alstom SA (I) (L)	54,910	1,698,429
AMETEK, Inc.	78,288	4,096,028
AZZ, Inc.	5,390	262,439
Eaton Corp. PLC	151,659	7,780,107
Emerson Electric Company	214,050	9,454,589
Encore Wire Corp.	4,441	145,087
EnerSys	9,154	490,471
Enphase Energy, Inc. (I) (L)	6,021	22,278
Franklin Electric Company, Inc.	9,950	270,939
FuelCell Energy, Inc. (I) (L)	61,341	45,073
Fuji Electric Company, Ltd.	144,202	522,973
Generac Holdings, Inc. (I) (L)	14,285	429,836
General Cable Corp.	10,349	123,153
Hubbell, Inc., Class B	23,799	2,021,725
Legrand SA	67,602	3,596,632
LSI Industries, Inc.	5,472	46,184
Mabuchi Motor Company, Ltd.	12,600	547,087
Mitsubishi Electric Corp.	490,165	4,490,173
Nidec Corp.	56,093	3,857,288
OSRAM Licht AG	22,672	1,174,599
Plug Power, Inc. (I) (L)	37,580	68,771
Powell Industries, Inc.	2,106	63,391

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electrical equipment (continued)
Power Solutions International, Inc. (I) (L)	1,056	$23,982
PowerSecure International, Inc. (I)	5,054	58,222
Prysmian SpA	49,982	1,033,093
Regal-Beloit Corp.	21,013	1,186,184
Rockwell Automation, Inc.	43,737	4,437,993
Schneider Electric SE	140,891	7,889,756
Thermon Group Holdings, Inc. (I)	7,008	144,014
Vestas Wind Systems A/S	56,623	2,943,772
Vicor Corp. (I)	3,680	37,536
		72,422,035
Industrial conglomerates - 1.8%
3M Company	203,291	28,820,565
Carlisle Companies, Inc.	30,616	2,675,226
CK Hutchison Holdings, Ltd.	685,062	8,911,036
Danaher Corp.	193,636	16,499,724
General Electric Company	3,285,399	82,857,763
Hopewell Holdings, Ltd.	615	2,095
Keihan Electric Railway Company, Ltd.	130,000	867,072
Keppel Corp., Ltd.	366,445	1,752,509
Koninklijke Philips NV	237,147	5,579,320
NWS Holdings, Ltd.	387,599	510,921
Raven Industries, Inc.	8,161	138,329
Roper Technologies, Inc.	32,657	5,117,352
Seibu Holdings, Inc.	30,200	612,007
Sembcorp Industries, Ltd.	248,222	605,806
Siemens AG	201,281	17,981,819
Smiths Group PLC	100,466	1,530,778
Toshiba Corp.	1,018,280	2,565,310
		177,027,632
Machinery - 1.7%
Actuant Corp., Class A	12,375	227,576
AGCO Corp.	35,176	1,640,257
Alamo Group, Inc.	2,078	97,147
Albany International Corp., Class A	5,923	169,457
Alfa Laval AB	75,205	1,231,170
Altra Industrial Motion Corp.	5,690	131,553
Amada Company, Ltd.	89,652	683,557
American Railcar Industries, Inc. (L)	2,027	73,296
Andritz AG	19,934	898,244
Astec Industries, Inc.	3,969	133,001
Atlas Copco AB, A Shares	169,922	4,086,456
Atlas Copco AB, B Shares	99,688	2,229,838
Barnes Group, Inc.	11,347	409,059
Blount International, Inc. (I)	10,571	58,880
Briggs & Stratton Corp.	9,052	174,794
Caterpillar, Inc.	196,032	12,812,652
Chart Industries, Inc. (I)	6,483	124,538
CIRCOR International, Inc.	3,567	143,108
CLARCOR, Inc.	33,761	1,609,724
CNH Industrial NV	241,143	1,571,857
Columbus McKinnon Corp.	4,438	80,594
Commercial Vehicle Group, Inc. (I)	6,931	27,932
Crane Company	23,161	1,079,534
Cummins, Inc.	54,487	5,916,198
Deere & Company (L)	101,603	7,518,622
Donaldson Company, Inc.	58,936	1,654,923
Douglas Dynamics, Inc.	4,890	97,115
Dover Corp.	50,303	2,876,326
EnPro Industries, Inc.	4,777	187,115
ESCO Technologies, Inc.	5,304	190,414
FANUC Corp.	51,618	7,940,845
Federal Signal Corp.	13,123	179,916

The accompanying notes are an integral part of the financial statements.	244

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Flowserve Corp.	43,177	$1,776,302
FreightCar America, Inc.	2,776	47,636
GEA Group AG	46,745	1,782,404
Global Brass & Copper Holdings, Inc.	4,752	97,464
Graco, Inc.	27,098	1,816,379
Graham Corp.	2,427	42,837
Harsco Corp.	16,972	153,936
Hillenbrand, Inc.	13,131	341,537
Hino Motors, Ltd.	65,842	670,984
Hitachi Construction Machinery Company, Ltd. (L)	27,952	374,628
Hurco Companies, Inc.	1,729	45,369
Hyster-Yale Materials Handling, Inc.	1,962	113,462
IDEX Corp.	36,331	2,590,400
IHI Corp.	354,765	911,616
Illinois Tool Works, Inc.	107,338	8,834,991
IMI PLC	68,978	991,155
Ingersoll-Rand PLC	85,837	4,357,944
ITT Corp.	41,970	1,403,057
John Bean Technologies Corp.	6,111	233,746
Joy Global, Inc.	31,066	463,815
JTEKT Corp.	52,293	732,154
Kadant, Inc.	2,398	93,546
Kawasaki Heavy Industries, Ltd.	361,204	1,246,998
Kennametal, Inc.	37,207	926,082
Komatsu, Ltd.	233,976	3,434,401
Kone OYJ, Class B	85,552	3,255,915
Kubota Corp.	283,952	3,907,865
Kurita Water Industries, Ltd.	26,927	571,693
LB Foster Company, Class A	2,343	28,772
Lincoln Electric Holdings, Inc.	31,951	1,675,191
Lindsay Corp. (L)	2,421	164,120
Lydall, Inc. (I)	3,633	103,504
Makita Corp.	30,326	1,613,126
MAN SE	8,931	909,790
Melrose Industries PLC	256,142	1,024,681
Meritor, Inc. (I)	20,197	214,694
Metso OYJ	28,691	596,852
Miller Industries, Inc.	2,792	54,556
Minebea Company, Ltd.	82,000	870,462
Mitsubishi Heavy Industries, Ltd.	768,635	3,437,520
Mueller Industries, Inc.	11,962	353,836
Mueller Water Products, Inc., Class A	33,930	259,904
Nabtesco Corp.	30,589	558,863
Navistar International Corp. (I) (L)	10,676	135,799
NGK Insulators, Ltd.	66,461	1,271,758
NN, Inc.	5,202	96,237
Nordson Corp.	26,841	1,689,373
NSK, Ltd.	118,798	1,151,513
Oshkosh Corp.	36,726	1,334,256
PACCAR, Inc.	115,286	6,014,471
Parker-Hannifin Corp.	45,151	4,393,192
Pentair PLC	58,508	2,986,248
Proto Labs, Inc. (I)	4,787	320,729
RBC Bearings, Inc. (I)	4,927	294,290
Rexnord Corp. (I)	21,219	360,299
Sandvik AB	269,159	2,292,794
Schindler Holding AG, Participation Certificates	11,269	1,618,756
Schindler Holding AG, Registered Shares	5,131	752,560
SembCorp Marine, Ltd. (L)	213,732	345,064
SKF AB, B Shares	101,408	1,863,723
SMC Corp.	13,647	2,988,126

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Snap-on, Inc.	18,753	$2,830,578
Standex International Corp.	2,624	197,718
Stanley Black & Decker, Inc.	50,022	4,851,134
Sulzer AG	6,089	596,637
Sumitomo Heavy Industries, Ltd.	141,306	559,938
Sun Hydraulics Corp.	4,859	133,477
Tennant Company	3,796	213,259
Terex Corp.	50,928	913,648
The Gorman-Rupp Company	4,116	98,661
The Greenbrier Companies, Inc.	5,497	176,509
The Timken Company	34,529	949,202
The Toro Company	27,515	1,940,908
The Weir Group PLC	54,302	963,395
THK Company, Ltd.	30,952	493,019
Titan International, Inc.	9,589	63,383
TriMas Corp. (I)	9,672	158,137
Trinity Industries, Inc.	72,504	1,643,666
Valmont Industries, Inc.	10,914	1,035,629
Volvo AB, Series B	391,699	3,752,142
Wabash National Corp. (I)	14,172	150,081
Wabtec Corp.	45,382	3,995,885
Wartsila OYJ ABP	37,563	1,490,585
Watts Water Technologies, Inc., Class A	5,831	307,993
Woodward, Inc.	40,424	1,645,257
Xerium Technologies, Inc. (I)	2,742	35,591
Xylem, Inc.	58,451	1,920,115
Yangzijiang Shipbuilding Holdings, Ltd.	498,501	398,603
Zardoya Otis SA	45,745	494,346
		171,258,569
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	975	1,468,651
A.P. Moeller - Maersk A/S, Series B	1,811	2,791,624
Golden Ocean Group, Ltd. (L)	14,987	36,868
Kirby Corp. (I)	25,713	1,592,920
Kuehne & Nagel International AG	13,712	1,763,179
Matson, Inc.	9,062	348,796
Mitsui O.S.K. Lines, Ltd.	295,040	708,699
Navios Maritime Holdings, Inc. (L)	18,321	45,619
Nippon Yusen KK	410,257	950,743
Scorpio Bulkers, Inc. (I)	72,046	105,187
		9,812,286
Professional services - 0.5%
Acacia Research Corp.	11,016	100,025
Adecco SA (I)	43,077	3,154,769
Barrett Business Services, Inc.	1,560	66,971
Bureau Veritas SA	66,972	1,413,797
Capita PLC	169,046	3,070,212
CBIZ, Inc. (I)	10,840	106,449
CDI Corp.	3,689	31,541
CEB, Inc.	22,681	1,550,020
CRA International, Inc. (I)	2,269	48,965
Equifax, Inc.	38,632	3,754,258
Experian PLC	249,984	4,013,053
Exponent, Inc.	5,345	238,173
Franklin Covey Company (I)	2,994	48,084
FTI Consulting, Inc. (I)	28,278	1,173,820
GP Strategies Corp. (I)	2,876	65,630
Heidrick & Struggles International, Inc.	4,085	79,453
Hill International, Inc. (I)	8,941	29,326
Huron Consulting Group, Inc. (I)	4,834	302,270
ICF International, Inc. (I)	4,129	125,480
Insperity, Inc.	4,040	177,477

The accompanying notes are an integral part of the financial statements.	245

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Intertek Group PLC	41,013	$1,513,484
Kelly Services, Inc., Class A	6,520	92,193
Kforce, Inc.	5,371	141,150
Korn/Ferry International	10,579	349,848
ManpowerGroup, Inc.	36,053	2,952,380
Mistras Group, Inc. (I)	3,781	48,586
Navigant Consulting, Inc. (I)	10,200	162,282
Nielsen Holdings PLC	119,826	5,328,662
On Assignment, Inc. (I)	10,855	400,550
Pendrell Corp. (I)	38,314	27,586
Randstad Holding NV	32,487	1,941,773
Recruit Holdings Company, Ltd.	35,500	1,064,442
Resources Connection, Inc.	8,143	122,715
Robert Half International, Inc.	43,401	2,220,395
RPX Corp. (I)	11,476	157,451
Seek, Ltd.	82,195	696,589
SGS SA	1,382	2,414,899
The Advisory Board Company (I)	8,830	402,118
The Dun & Bradstreet Corp.	11,866	1,245,930
Towers Watson & Company, Class A	32,524	3,817,667
TriNet Group, Inc. (I)	8,688	145,958
TrueBlue, Inc. (I)	8,751	196,635
VSE Corp.	943	37,786
WageWorks, Inc. (I)	7,511	338,596
		45,369,448
Road and rail - 0.9%
ArcBest Corp.	5,532	142,560
Asciano, Ltd.	247,596	1,465,844
Aurizon Holdings, Ltd.	534,730	1,889,119
Celadon Group, Inc.	5,749	92,099
Central Japan Railway Company, Ltd.	36,632	5,906,092
ComfortDelGro Corp., Ltd.	550,318	1,111,742
Con-Way, Inc.	38,655	1,834,180
Covenant Transportation Group, Inc., Class A (I)	2,710	48,699
CSX Corp.	320,799	8,629,493
DSV A/S	44,132	1,649,076
East Japan Railway Company	84,940	7,157,522
Genesee & Wyoming, Inc., Class A (I)	24,994	1,476,646
Hankyu Hanshin Holdings, Inc.	290,095	1,774,239
Heartland Express, Inc.	10,502	209,410
J.B. Hunt Transport Services, Inc.	29,375	2,097,375
Kansas City Southern	35,728	3,246,961
Keikyu Corp.	118,559	943,709
Keio Corp.	146,077	1,038,529
Keisei Electric Railway Company, Ltd.	69,989	767,778
Kintetsu Corp.	459,745	1,651,331
Knight Transportation, Inc.	12,788	306,912
Landstar System, Inc.	20,452	1,298,088
Marten Transport, Ltd.	5,100	82,467
MTR Corp., Ltd.	372,315	1,618,828
Nagoya Railroad Company, Ltd.	224,000	880,279
Nippon Express Company, Ltd.	209,469	1,000,917
Norfolk Southern Corp.	97,624	7,458,474
Odakyu Electric Railway Company, Ltd.	157,759	1,420,689
Old Dominion Freight Line, Inc. (I)	32,829	2,002,569
Roadrunner Transportation Systems, Inc. (I)	6,055	111,412
Ryder Systems, Inc.	17,593	1,302,586
Saia, Inc. (I)	5,323	164,747
Swift Transportation Company (I)	18,273	274,460
Tobu Railway Company, Ltd.	257,365	1,105,561
Tokyu Corp.	284,417	2,087,227
Union Pacific Corp.	282,528	24,978,300

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Universal Truckload Services, Inc.	2,179	$33,927
USA Truck, Inc. (I)	2,360	40,663
Werner Enterprises, Inc.	30,060	754,506
West Japan Railway Company	41,575	2,605,753
YRC Worldwide, Inc. (I)	6,879	91,216
		92,751,985
Trading companies and distributors - 0.5%
Aircastle, Ltd.	12,847	264,777
Applied Industrial Technologies, Inc.	8,302	316,721
Ashtead Group PLC	128,535	1,817,689
Beacon Roofing Supply, Inc. (I)	10,376	337,116
Brenntag AG	39,497	2,131,012
Bunzl PLC	85,551	2,295,690
CAI International, Inc. (I)	3,672	37,014
DXP Enterprises, Inc. (I)	2,780	75,838
Fastenal Company (L)	94,380	3,455,252
GATX Corp.	20,278	895,274
H&E Equipment Services, Inc.	6,661	111,372
ITOCHU Corp.	400,366	4,232,360
Kaman Corp.	5,507	197,426
Marubeni Corp.	421,988	2,067,477
Mitsubishi Corp.	350,206	5,740,420
Mitsui & Company, Ltd.	432,680	4,863,104
MRC Global, Inc. (I)	21,510	239,837
MSC Industrial Direct Company, Inc., Class A	22,728	1,387,090
Noble Group, Ltd. (L)	1,216,566	355,973
NOW, Inc. (I) (L)	50,322	744,766
Rexel SA	74,638	918,833
Rush Enterprises, Inc., Class A (I)	7,413	179,395
Sojitz Corp.	1,051	1,958
Stock Building Supply Holdings, Inc. (I)	3,323	58,518
Sumitomo Corp.	284,566	2,751,868
TAL International Group, Inc. (I)	6,907	94,419
Textainer Group Holdings, Ltd. (L)	4,456	73,479
Titan Machinery, Inc. (I)	4,099	47,057
Toyota Tsusho Corp.	53,959	1,137,361
Travis Perkins PLC	62,665	1,869,476
United Rentals, Inc. (I)	31,798	1,909,470
Veritiv Corp. (I)	1,850	68,894
W.W. Grainger, Inc. (L)	19,908	4,280,419
Watsco, Inc.	12,064	1,429,343
Wolseley PLC	65,867	3,852,821
		50,239,519
Transportation infrastructure - 0.2%
Abertis Infraestructuras SA	119,444	1,889,878
Aena SA (I) (S)	17,234	1,906,327
Aeroports de Paris	7,547	856,585
Atlantia SpA	104,384	2,919,900
Auckland International Airport, Ltd.	243,607	762,610
Fraport AG Frankfurt Airport Services Worldwide	10,679	660,313
Groupe Eurotunnel SA	118,745	1,617,837
Hopewell Highway Infrastructure, Ltd.	30	15
Hutchison Port Holdings Trust	1,437,636	791,555
Japan Airport Terminal Company, Ltd.	10,800	466,782
Kamigumi Company, Ltd.	60,412	495,021
Mitsubishi Logistics Corp.	31,472	364,950
Sydney Airport	273,267	1,148,478
Transurban Group	484,626	3,394,706

The accompanying notes are an integral part of the financial statements.	246

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Wesco Aircraft Holdings, Inc. (I)	12,807	$156,245
		17,431,202
		1,069,261,378
Information technology - 14.7%
Communications equipment - 1.2%
ADTRAN, Inc.	11,236	164,046
Alcatel-Lucent (I)	718,295	2,650,293
Alliance Fiber Optic Products, Inc.	3,289	56,209
Applied Optoelectronics, Inc. (I)	3,294	61,861
ARRIS Group, Inc. (I)	63,297	1,643,823
Bel Fuse, Inc., Class B	2,438	47,395
Black Box Corp.	3,574	52,681
CalAmp Corp. (I)	7,651	123,105
Calix, Inc. (I)	10,001	77,908
Ciena Corp. (I)	81,568	1,690,089
Cisco Systems, Inc.	1,655,338	43,452,623
Clearfield, Inc. (I) (L)	2,538	34,085
Comtech Telecommunications Corp.	3,458	71,269
Digi International, Inc. (I)	5,758	67,887
Extreme Networks, Inc. (I)	22,494	75,580
F5 Networks, Inc. (I)	23,285	2,696,403
Finisar Corp. (I)	21,678	241,276
Harmonic, Inc. (I)	19,020	110,316
Harris Corp.	40,047	2,929,438
Infinera Corp. (I)	27,090	529,880
InterDigital, Inc.	24,315	1,230,339
Ixia (I)	12,777	185,139
Juniper Networks, Inc.	114,156	2,934,951
KVH Industries, Inc. (I)	4,149	41,490
Motorola Solutions, Inc.	52,445	3,586,189
NETGEAR, Inc. (I)	6,960	203,023
NetScout Systems, Inc. (I)	66,108	2,338,240
Nokia OYJ	933,340	6,381,989
Oclaro, Inc. (I) (L)	22,105	50,842
Plantronics, Inc.	24,274	1,234,333
Polycom, Inc. (I)	90,718	950,725
QUALCOMM, Inc.	511,465	27,481,014
Ruckus Wireless, Inc. (I)	15,776	187,419
ShoreTel, Inc. (I)	14,564	108,793
Sonus Networks, Inc. (I)	10,754	61,513
Telefonaktiebolaget LM Ericsson, B Shares	772,343	7,576,393
Ubiquiti Networks, Inc. (L)	6,469	219,234
ViaSat, Inc. (I)	8,874	570,509
		112,118,302
Electronic equipment, instruments and components - 0.9%
Alps Electric Company, Ltd.	43,500	1,228,441
Amphenol Corp., Class A	100,352	5,113,938
Anixter International, Inc. (I)	5,848	337,897
Arrow Electronics, Inc. (I)	44,314	2,449,678
Avnet, Inc.	63,104	2,693,279
AVX Corp.	9,326	122,077
Badger Meter, Inc.	3,014	174,993
Belden, Inc.	28,919	1,350,228
Benchmark Electronics, Inc. (I)	10,598	230,612
Checkpoint Systems, Inc.	9,329	67,635
Citizen Holdings Company, Ltd.	67,941	469,559
Cognex Corp.	40,976	1,408,345
Coherent, Inc. (I)	4,954	270,984
Control4 Corp. (I) (L)	4,730	38,597
Corning, Inc.	399,609	6,841,306
CTS Corp.	7,117	131,736

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Daktronics, Inc.	8,378	$72,637
DTS, Inc. (I)	3,840	102,528
Electro Rent Corp.	4,381	45,475
Fabrinet (I)	7,453	136,613
FARO Technologies, Inc. (I)	3,677	128,695
FEI Company	28,165	2,057,172
FLIR Systems, Inc.	45,703	1,279,227
GSI Group, Inc. (I)	7,547	96,073
Hamamatsu Photonics KK	36,000	814,723
Hexagon AB, B Shares	65,472	2,000,270
Hirose Electric Company, Ltd.	7,600	827,365
Hitachi High-Technologies Corp.	17,684	382,917
Hitachi, Ltd.	1,225,972	6,186,288
Ibiden Company, Ltd.	31,186	408,266
II-VI, Inc. (I)	10,916	175,529
Ingenico SA	13,859	1,674,671
Ingram Micro, Inc., Class A	73,147	1,992,524
Insight Enterprises, Inc. (I)	8,075	208,739
InvenSense, Inc. (I) (L)	16,279	151,232
IPG Photonics Corp. (I)	17,072	1,296,960
Itron, Inc. (I)	8,018	255,854
Jabil Circuit, Inc.	91,116	2,038,265
Keyence Corp.	11,547	5,156,636
Keysight Technologies, Inc. (I)	79,573	2,454,031
Kimball Electronics, Inc. (I)	6,367	75,958
Knowles Corp. (I) (L)	59,407	1,094,871
Kyocera Corp.	81,263	3,721,842
Littelfuse, Inc.	4,664	425,124
Mercury Systems, Inc. (I)	7,481	119,023
Mesa Laboratories, Inc.	633	70,516
Methode Electronics, Inc.	7,987	254,785
MTS Systems Corp.	3,075	184,838
Multi-Fineline Electronix, Inc. (I)	1,960	32,732
Murata Manufacturing Company, Ltd.	51,413	6,641,248
National Instruments Corp.	47,826	1,329,085
Newport Corp. (I)	8,409	115,624
Nippon Electric Glass Company, Ltd.	104,121	502,924
Omron Corp.	50,018	1,505,652
OSI Systems, Inc. (I)	4,117	316,844
Park Electrochemical Corp.	4,477	78,750
PC Connection, Inc.	2,376	49,254
Plexus Corp. (I)	6,999	270,021
RealD, Inc. (I)	8,870	85,241
Rofin-Sinar Technologies, Inc. (I)	5,957	154,465
Rogers Corp. (I)	3,826	203,467
Sanmina Corp. (I)	17,179	367,115
ScanSource, Inc. (I)	5,874	208,292
Shimadzu Corp.	64,492	931,088
SYNNEX Corp.	5,923	503,810
TDK Corp.	31,421	1,777,103
TE Connectivity, Ltd.	130,162	7,795,402
Tech Data Corp. (I)	24,121	1,652,289
Trimble Navigation, Ltd. (I)	120,647	1,981,024
TTM Technologies, Inc. (I)	12,292	76,579
Universal Display Corp. (I)	8,402	284,828
Vishay Intertechnology, Inc.	91,536	886,984
Vishay Precision Group, Inc. (I)	3,111	36,056
Yaskawa Electric Corp.	60,310	615,460
Yokogawa Electric Corp.	58,492	612,238
Zebra Technologies Corp., Class A (I)	24,444	1,871,188
		89,703,715

The accompanying notes are an integral part of the financial statements.	247

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services - 2.3%
Actua Corp. (I)	8,725	$102,606
Aerohive Networks, Inc. (I) (L)	4,448	26,599
Akamai Technologies, Inc. (I)	57,970	4,003,408
Angie’s List, Inc. (I) (L)	9,819	49,488
Bankrate, Inc. (I)	14,024	145,148
Bazaarvoice, Inc. (I)	13,315	60,051
Benefitfocus, Inc. (I) (L)	1,713	53,531
Blucora, Inc. (I)	8,598	118,394
Box, Inc., Class A (I) (L)	2,975	37,426
Brightcove, Inc. (I)	7,616	37,471
Carbonite, Inc. (I)	4,070	45,299
ChannelAdvisor Corp. (I)	4,970	49,402
Cimpress NV (I) (L)	6,794	517,091
comScore, Inc. (I)	7,191	331,865
Constant Contact, Inc. (I)	6,723	162,966
Cornerstone OnDemand, Inc. (I)	11,288	372,504
Coupons.com, Inc. (I) (L)	12,899	116,091
Cvent, Inc. (I)	4,955	166,785
Dealertrack Technologies, Inc. (I)	11,415	720,971
Demandware, Inc. (I)	6,952	359,279
DHI Group, Inc. (I)	9,796	71,609
EarthLink Holdings Corp.	21,620	168,204
eBay, Inc. (I)	364,736	8,914,148
Endurance International Group Holdings, Inc. (I)	12,312	164,488
Envestnet, Inc. (I)	7,460	223,576
Everyday Health, Inc. (I)	4,749	43,406
Facebook, Inc., Class A (I)	735,334	66,106,527
Gogo, Inc. (I) (L)	11,850	181,068
Google, Inc., Class A (I)	94,336	60,221,272
Google, Inc., Class C (I)	96,240	58,554,341
GrubHub, Inc. (I)	15,612	379,996
GTT Communications, Inc. (I)	5,245	121,999
Hortonworks, Inc. (I) (L)	1,696	37,125
Internap Corp. (I)	12,251	75,099
IntraLinks Holdings, Inc. (I)	8,813	73,060
j2 Global, Inc.	10,000	708,500
Kakaku.com, Inc.	37,400	607,392
Limelight Networks, Inc. (I)	13,393	25,581
Liquidity Services, Inc. (I)	5,399	39,899
LivePerson, Inc. (I)	12,076	91,295
LogMeIn, Inc. (I)	5,149	350,956
Marin Software, Inc. (I)	7,126	22,304
Marketo, Inc. (I)	7,302	207,523
Millennial Media, Inc. (I)	27,979	48,963
Mixi, Inc. (L)	10,600	362,764
Monster Worldwide, Inc. (I)	19,297	123,887
New Relic, Inc. (I)	1,304	49,695
NIC, Inc.	13,853	245,337
OPOWER, Inc. (I) (L)	5,696	50,751
Q2 Holdings, Inc. (I)	4,191	103,602
QuinStreet, Inc. (I)	8,375	46,481
Rackspace Hosting, Inc. (I)	56,794	1,401,676
Reis, Inc.	2,258	51,144
RetailMeNot, Inc. (I)	8,079	66,571
Rocket Fuel, Inc. (I) (L)	5,982	27,936
SciQuest, Inc. (I)	6,016	60,160
Shutterstock, Inc. (I) (L)	4,113	124,377
SPS Commerce, Inc. (I)	3,482	236,393
Stamps.com, Inc. (I)	2,988	221,142
TechTarget, Inc. (I)	4,686	39,925
Textura Corp. (I)	4,134	106,823
TrueCar, Inc. (I) (L)	10,436	54,372

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
United Internet AG	31,269	$1,585,287
United Online, Inc. (I)	3,348	33,480
VeriSign, Inc. (I) (L)	32,443	2,289,178
Web.com Group, Inc. (I)	9,238	194,737
WebMD Health Corp. (I)	7,870	313,541
Wix.com, Ltd. (I)	4,023	70,081
XO Group, Inc. (I)	5,741	81,120
Xoom Corp. (I)	6,768	168,388
Yahoo Japan Corp.	360,954	1,374,148
Yahoo!, Inc. (I)	283,265	8,189,191
		222,586,893
IT services - 2.6%
Accenture PLC, Class A	203,270	19,973,310
Acxiom Corp. (I)	53,121	1,049,671
Alliance Data Systems Corp. (I)	20,146	5,217,411
Amadeus IT Holding SA, A Shares	113,375	4,857,567
AtoS	21,988	1,690,137
Automatic Data Processing, Inc.	150,963	12,131,387
Blackhawk Network Holdings, Inc. (I)	11,334	480,448
Broadridge Financial Solutions, Inc.	55,520	3,073,032
CACI International, Inc., Class A (I)	4,950	366,152
Cap Gemini SA	39,309	3,510,402
Cardtronics, Inc. (I)	9,396	307,249
Cass Information Systems, Inc.	2,451	120,418
Ciber, Inc. (I)	18,125	57,638
Cognizant Technology Solutions Corp., Class A (I)	198,193	12,408,864
Computer Sciences Corp.	44,706	2,744,054
Computershare, Ltd.	120,108	896,905
Convergys Corp.	66,625	1,539,704
CoreLogic, Inc. (I)	41,817	1,556,847
CSG Systems International, Inc.	6,724	207,099
Datalink Corp. (I)	4,773	28,495
DST Systems, Inc.	15,816	1,662,894
EPAM Systems, Inc. (I)	10,169	757,794
Euronet Worldwide, Inc. (I)	10,805	800,542
Everi Holdings, Inc. (I)	14,115	72,410
EVERTEC, Inc.	13,695	247,469
ExlService Holdings, Inc. (I)	6,939	256,257
Fidelity National Information Services, Inc.	92,019	6,172,635
Fiserv, Inc. (I)	76,874	6,658,057
Forrester Research, Inc.	2,238	70,363
Fujitsu, Ltd.	475,232	2,067,163
Gartner, Inc. (I)	38,955	3,269,493
Global Payments, Inc.	30,568	3,507,067
Heartland Payment Systems, Inc.	7,617	479,947
IBM Corp.	293,220	42,508,103
Itochu Techno-Solutions Corp.	12,200	260,191
Jack Henry & Associates, Inc.	38,018	2,646,433
Leidos Holdings, Inc.	30,109	1,243,803
Lionbridge Technologies, Inc. (I)	14,659	72,415
Luxoft Holding, Inc. (I)	3,772	238,730
ManTech International Corp., Class A	5,036	129,425
MasterCard, Inc., Class A	324,803	29,271,246
MAXIMUS, Inc.	44,601	2,656,436
MoneyGram International, Inc. (I)	6,709	53,806
NeuStar, Inc., Class A (I) (L)	37,028	1,007,532
Nomura Research Institute, Ltd.	31,471	1,208,084
NTT Data Corp.	32,062	1,616,456
Otsuka Corp.	13,400	652,897
Paychex, Inc.	103,681	4,938,326
PayPal Holdings, Inc. (I)	362,226	11,243,495
Perficient, Inc. (I)	7,514	115,941

The accompanying notes are an integral part of the financial statements.	248

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Science Applications International Corp.	29,209	$1,174,494
ServiceSource International, Inc. (I)	13,453	53,812
Sykes Enterprises, Inc. (I)	8,107	206,729
Syntel, Inc. (I)	6,525	295,648
TeleTech Holdings, Inc.	3,382	90,604
Teradata Corp. (I)	45,792	1,326,136
The Hackett Group, Inc.	5,281	72,614
The Western Union Company	167,646	3,077,981
Total System Services, Inc.	56,173	2,551,939
Unisys Corp. (I)	10,443	124,272
VeriFone Systems, Inc. (I)	53,759	1,490,737
Virtusa Corp. (I)	6,221	319,200
Visa, Inc., Class A	635,064	44,238,558
WEX, Inc. (I)	18,134	1,574,757
Xerox Corp.	326,226	3,174,179
		257,873,860
Semiconductors and semiconductor equipment - 1.8%
Advanced Energy Industries, Inc. (I)	8,449	222,209
Advanced Micro Devices, Inc. (I) (L)	429,093	738,040
Alpha & Omega Semiconductor, Ltd. (I)	5,349	41,669
Altera Corp.	97,772	4,896,422
Ambarella, Inc. (I) (L)	6,511	376,271
Amkor Technology, Inc. (I)	20,668	92,799
Analog Devices, Inc.	101,683	5,735,938
Applied Materials, Inc.	391,304	5,748,256
Applied Micro Circuits Corp. (I)	17,472	92,776
ARM Holdings PLC	357,596	5,137,658
ASM Pacific Technology, Ltd.	61,368	402,500
ASML Holding NV	87,949	7,730,968
Atmel Corp.	196,440	1,585,271
Avago Technologies, Ltd.	84,617	10,577,971
Axcelis Technologies, Inc. (I)	24,991	66,726
Broadcom Corp., Class A	182,046	9,362,626
Brooks Automation, Inc.	14,117	165,310
Cabot Microelectronics Corp. (I)	4,993	193,429
Cascade Microtech, Inc. (I)	2,899	40,992
Cavium, Inc. (I)	11,464	703,546
CEVA, Inc. (I)	4,652	86,388
Cirrus Logic, Inc. (I)	13,121	413,443
Cohu, Inc.	5,870	57,878
Cree, Inc. (I) (L)	48,482	1,174,719
Cypress Semiconductor Corp. (I)	157,345	1,340,579
Diodes, Inc. (I)	7,604	162,497
DSP Group, Inc. (I)	5,211	47,472
Entegris, Inc. (I)	29,148	384,462
Exar Corp. (I)	8,438	50,206
Fairchild Semiconductor International, Inc. (I)	78,211	1,098,082
First Solar, Inc. (I)	24,790	1,059,773
FormFactor, Inc. (I)	12,326	83,570
Infineon Technologies AG	288,021	3,236,040
Inphi Corp. (I)	7,995	192,200
Integrated Device Technology, Inc. (I)	100,491	2,039,967
Integrated Silicon Solution, Inc.	6,587	141,555
Intel Corp.	1,547,441	46,639,872
Intersil Corp., Class A	89,328	1,045,138
IXYS Corp.	5,450	60,822
KLA-Tencor Corp.	51,956	2,597,800
Kopin Corp. (I)	16,844	52,890
Lam Research Corp.	51,419	3,359,203
Lattice Semiconductor Corp. (I)	24,164	93,031
Linear Technology Corp.	77,442	3,124,785
M/A-COM Technology
Solutions Holdings, Inc. (I)	4,939	143,182

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Mattson Technology, Inc. (I)	16,958	$39,512
MaxLinear, Inc., Class A (I)	10,878	135,322
Microchip Technology, Inc. (L)	69,019	2,974,029
Micron Technology, Inc. (I)	349,735	5,239,030
Microsemi Corp. (I)	19,704	646,685
MKS Instruments, Inc.	11,082	371,579
Monolithic Power Systems, Inc.	8,136	416,563
Nanometrics, Inc. (I)	5,242	63,638
NeoPhotonics Corp. (I)	6,223	42,379
NVE Corp.	1,103	53,540
NVIDIA Corp.	166,024	4,092,492
OmniVision Technologies, Inc. (I)	11,997	315,041
PDF Solutions, Inc. (I)	5,831	58,310
Pericom Semiconductor Corp.	4,832	88,184
Photronics, Inc. (I)	14,026	127,076
PMC-Sierra, Inc. (I)	36,119	244,526
Power Integrations, Inc.	6,062	255,635
Qorvo, Inc. (I)	48,831	2,199,837
Rambus, Inc. (I)	24,065	283,967
REC Silicon ASA (I)	50	9
Rohm Company, Ltd.	24,442	1,086,940
Rudolph Technologies, Inc. (I)	6,920	86,154
Semtech Corp. (I)	13,799	208,365
Sigma Designs, Inc. (I)	7,798	53,728
Silicon Laboratories, Inc. (I)	27,551	1,144,469
Skyworks Solutions, Inc.	62,029	5,223,462
STMicroelectronics NV	161,111	1,100,676
SunEdison, Inc. (I) (L)	147,887	1,061,829
Synaptics, Inc. (I)	24,741	2,040,143
Teradyne, Inc.	98,950	1,782,090
Tessera Technologies, Inc.	10,858	351,908
Texas Instruments, Inc.	334,293	16,554,189
Tokyo Electron, Ltd.	43,260	2,042,530
Ultra Clean Holdings, Inc. (I)	7,054	40,490
Ultratech, Inc. (I)	5,958	95,447
Veeco Instruments, Inc. (I)	8,395	172,181
Xcerra Corp. (I)	11,653	73,181
Xilinx, Inc.	84,041	3,563,338
		176,925,405
Software - 3.1%
A10 Networks, Inc. (I)	7,658	45,871
ACI Worldwide, Inc. (I)	79,530	1,679,674
Activision Blizzard, Inc.	163,894	5,062,686
Adobe Systems, Inc. (I)	162,013	13,320,709
American Software, Inc., Class A	5,976	56,294
ANSYS, Inc. (I)	42,315	3,729,644
Aspen Technology, Inc. (I)	17,720	671,765
Autodesk, Inc. (I)	73,532	3,245,702
AVG Technologies NV (I)	8,366	181,961
Barracuda Networks, Inc. (I) (L)	1,758	27,390
Blackbaud, Inc.	9,751	547,226
Bottomline Technologies, Inc. (I)	8,519	213,060
BroadSoft, Inc. (I)	6,132	183,715
CA, Inc.	102,942	2,810,317
Cadence Design Systems, Inc. (I)	136,775	2,828,507
Callidus Software, Inc. (I)	11,715	199,038
CDK Global, Inc.	75,134	3,589,903
Citrix Systems, Inc. (I)	51,787	3,587,803
COLOPL, Inc. (L)	12,300	197,830
CommVault Systems, Inc. (I)	29,203	991,734
Dassault Systemes SA	32,614	2,410,338
Digimarc Corp. (L)	1,705	52,088
Ebix, Inc. (L)	5,612	140,076

The accompanying notes are an integral part of the financial statements.	249

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Electronic Arts, Inc. (I)	100,951	$6,839,430
Ellie Mae, Inc. (I)	6,129	408,008
EnerNOC, Inc. (I)	6,180	48,822
Epiq Systems, Inc.	6,797	87,817
ePlus, Inc. (I)	1,195	94,489
FactSet Research Systems, Inc.	19,442	3,107,026
Fair Isaac Corp.	21,080	1,781,260
Fleetmatics Group PLC (I)	7,882	386,927
Fortinet, Inc. (I)	68,288	2,900,874
Gemalto NV (L)	20,171	1,311,361
Gigamon, Inc. (I)	5,733	114,717
Globant SA (I) (L)	3,240	99,112
Glu Mobile, Inc. (I) (L)	25,455	111,238
Guidewire Software, Inc. (I)	14,600	767,668
Gungho Online Entertainment, Inc. (L)	109,333	324,770
HubSpot, Inc. (I)	3,981	184,599
Imperva, Inc. (I)	5,571	364,789
Infoblox, Inc. (I)	11,826	188,979
Interactive Intelligence Group, Inc. (I)	3,714	110,343
Intuit, Inc.	90,812	8,059,565
Jive Software, Inc. (I)	10,694	49,941
Konami Holdings Corp.	23,909	516,728
Manhattan Associates, Inc. (I)	49,797	3,102,353
Mentor Graphics Corp.	67,445	1,661,170
Microsoft Corp.	2,602,763	115,198,290
MicroStrategy, Inc., Class A (I)	1,925	378,205
Mobileiron, Inc. (I) (L)	9,063	28,095
Model N, Inc. (I)	4,895	48,999
Monotype Imaging Holdings, Inc.	8,317	181,477
Nexon Company, Ltd.	33,353	445,915
NICE-Systems, Ltd.	14,625	819,129
Nintendo Company, Ltd.	26,939	4,540,613
Oracle Corp.	1,058,361	38,227,999
Oracle Corp. Japan	9,406	397,206
Paycom Software, Inc. (I)	6,689	240,202
Paylocity Holding Corp. (I)	3,321	99,597
Pegasystems, Inc.	7,565	186,175
Progress Software Corp. (I)	10,530	271,990
Proofpoint, Inc. (I)	8,265	498,545
PROS Holdings, Inc. (I)	5,144	113,888
PTC, Inc. (I)	53,593	1,701,042
QAD, Inc., Class A	2,349	60,134
Qlik Technologies, Inc. (I)	19,024	693,425
Qualys, Inc. (I)	5,222	148,618
RealPage, Inc. (I)	11,131	184,997
Red Hat, Inc. (I)	59,554	4,280,742
RingCentral, Inc., Class A (I)	11,382	206,583
Rovi Corp. (I)	59,196	620,966
salesforce.com, Inc. (I)	201,922	14,019,444
SAP SE	249,468	16,161,454
Sapiens International Corp. NV	5,599	64,500
Seachange International, Inc. (I)	7,365	46,400
Silver Spring Networks, Inc. (I)	7,807	100,554
SolarWinds, Inc. (I)	31,358	1,230,488
Solera Holdings, Inc.	31,449	1,698,246
Symantec Corp.	221,152	4,305,829
Synchronoss Technologies, Inc. (I)	8,090	265,352
Synopsys, Inc. (I)	73,203	3,380,515
Take-Two Interactive Software, Inc. (I)	17,588	505,303
Tangoe, Inc. (I)	8,366	60,235
TeleCommunication Systems, Inc., Class A (I)	11,552	39,739
Telenav, Inc. (I)	6,805	53,147
The Rubicon Project, Inc. (I)	5,447	79,145

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
The Sage Group PLC	275,012	$2,080,623
The Ultimate Software Group, Inc. (I)	13,406	2,399,808
TiVo, Inc. (I)	20,371	176,413
Trend Micro, Inc.	26,664	941,885
TubeMogul, Inc. (I) (L)	3,160	33,243
Tyler Technologies, Inc. (I)	22,849	3,411,584
Varonis Systems, Inc. (I)	1,990	31,004
VASCO Data Security International, Inc. (I) (L)	6,143	104,677
Verint Systems, Inc. (I)	12,683	547,271
VirnetX Holding Corp. (I) (L)	10,549	37,554
Xura, Inc. (I)	4,825	107,984
Yodlee, Inc. (I)	4,074	65,714
Zendesk, Inc. (I)	11,389	224,477
Zix Corp. (I)	13,462	56,675
		300,197,412
Technology hardware, storage and peripherals - 2.8%
3D Systems Corp. (I) (L)	50,087	578,505
Apple, Inc.	1,855,805	204,695,292
Avid Technology, Inc. (I)	6,967	55,457
Brother Industries, Ltd.	59,836	721,265
Canon, Inc.	270,763	7,832,492
Cray, Inc. (I)	8,613	170,624
Diebold, Inc.	43,749	1,302,408
Dot Hill Systems Corp. (I)	12,776	124,310
Eastman Kodak Company (I) (L)	4,112	64,229
Electronics For Imaging, Inc. (I)	9,724	420,855
EMC Corp.	625,902	15,121,792
FUJIFILM Holdings Corp.	117,394	4,388,440
Hewlett-Packard Company	586,385	15,017,320
Immersion Corp. (I)	6,014	67,537
Konica Minolta, Inc.	115,886	1,220,831
Lexmark International, Inc., Class A	28,826	835,377
NCR Corp. (I)	74,131	1,686,480
NEC Corp.	661,846	2,037,697
NetApp, Inc.	97,360	2,881,856
Nimble Storage, Inc. (I)	10,617	256,082
QLogic Corp. (I)	18,065	185,166
Quantum Corp. (I)	47,872	33,381
Ricoh Company, Ltd.	179,516	1,811,841
SanDisk Corp.	67,529	3,668,851
Seagate Technology PLC (L)	98,395	4,408,096
Seiko Epson Corp.	71,500	1,011,443
Silicon Graphics International Corp. (I)	8,015	31,499
Stratasys, Ltd. (I) (L)	10,618	281,271
Super Micro Computer, Inc. (I)	7,792	212,410
Violin Memory, Inc. (I) (L)	21,221	29,285
Western Digital Corp.	75,044	5,961,495
		277,113,587
		1,436,519,174
Materials - 4.2%
Chemicals - 2.5%
A. Schulman, Inc.	6,062	196,833
Air Liquide SA	87,279	10,347,114
Air Products & Chemicals, Inc.	62,784	8,009,983
Air Water, Inc.	40,407	606,949
Airgas, Inc.	22,146	1,978,302
Akzo Nobel NV	62,191	4,044,856
Albemarle Corp.	52,714	2,324,687
American Vanguard Corp.	6,413	74,134
Arkema SA	16,548	1,072,608

The accompanying notes are an integral part of the financial statements.	250

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Asahi Kasei Corp.	318,757	$2,247,696
Ashland, Inc.	31,744	3,194,081
Axiall Corp.	14,590	228,917
Balchem Corp.	6,508	395,491
BASF SE	233,100	17,828,267
Cabot Corp.	29,530	931,967
Calgon Carbon Corp.	10,777	167,906
CF Industries Holdings, Inc.	76,420	3,431,258
Chase Corp.	1,580	62,236
Chemtura Corp. (I)	13,891	397,560
Core Molding Technologies, Inc. (I)	1,792	33,062
Croda International PLC	34,524	1,416,647
Cytec Industries, Inc.	33,503	2,474,197
Daicel Corp.	74,785	918,046
E.I. du Pont de Nemours & Company	293,899	14,165,932
Eastman Chemical Company	48,205	3,119,828
Ecolab, Inc.	86,034	9,439,650
EMS-Chemie Holding AG	2,087	858,593
Evonik Industries AG	35,268	1,180,863
Ferro Corp. (I)	15,162	166,024
Flotek Industries, Inc. (I) (L)	11,299	188,693
FMC Corp.	42,814	1,451,823
Fuchs Petrolub AG	17,835	789,382
FutureFuel Corp.	5,226	51,633
Givaudan SA (I)	2,338	3,804,309
Hawkins, Inc.	2,361	90,899
HB Fuller Company	10,348	351,211
Hitachi Chemical Company, Ltd.	26,770	369,353
Incitec Pivot, Ltd.	428,832	1,181,964
Innophos Holdings, Inc.	4,258	168,787
Innospec, Inc.	5,013	233,155
International Flavors & Fragrances, Inc.	26,051	2,690,026
Intrepid Potash, Inc. (I)	11,724	64,951
Israel Chemicals, Ltd.	130,441	671,237
Johnson Matthey PLC	52,340	1,940,548
JSR Corp.	49,190	709,069
K&S AG	48,906	1,640,961
Kaneka Corp.	73,100	538,318
Kansai Paint Company, Ltd.	58,854	800,439
KMG Chemicals, Inc.	2,175	41,956
Koninklijke DSM NV	46,332	2,138,296
Koppers Holdings, Inc.	4,356	87,861
Kraton Performance Polymers, Inc. (I)	6,577	117,728
Kronos Worldwide, Inc.	4,732	29,386
Kuraray Company, Ltd.	87,273	1,087,688
Lanxess AG	23,276	1,089,852
Linde AG	47,110	7,651,817
LSB Industries, Inc. (I)	4,137	63,379
LyondellBasell Industries NV, Class A	121,337	10,114,652
Minerals Technologies, Inc.	23,489	1,131,230
Mitsubishi Chemical Holdings Corp.	346,533	1,809,452
Mitsubishi Gas & Chemicals Company, Inc.	98,740	455,792
Mitsui Chemicals, Inc.	211,590	678,141
Monsanto Company	152,264	12,994,210
NewMarket Corp.	4,898	1,748,586
Nippon Paint Company, Ltd.	37,100	648,870
Nitto Denko Corp.	41,687	2,496,747
Novozymes A/S, B Shares	58,987	2,574,318
OCI NV (I)	21,694	556,496
Olin Corp. (L)	52,365	880,256
OM Group, Inc.	6,361	209,213
OMNOVA Solutions, Inc. (I)	10,342	57,295
Orica, Ltd. (L)	94,465	1,002,599

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
PolyOne Corp.	60,009	$1,760,664
PPG Industries, Inc.	88,306	7,743,553
Praxair, Inc.	93,667	9,540,921
Quaker Chemical Corp.	2,741	211,276
Rayonier Advanced Materials, Inc.	8,671	53,067
Rentech, Inc. (I)	5,450	30,520
RPM International, Inc.	62,662	2,624,911
Senomyx, Inc. (I) (L)	10,069	44,908
Sensient Technologies Corp.	31,138	1,908,759
Shin-Etsu Chemical Company, Ltd.	104,046	5,335,899
Sigma-Aldrich Corp.	38,811	5,391,624
Sika AG	545	1,681,089
Solvay SA	15,157	1,549,046
Stepan Company	4,030	167,688
Sumitomo Chemical Company, Ltd.	380,844	1,925,823
Symrise AG	31,340	1,888,335
Syngenta AG	23,583	7,556,246
Taiyo Nippon Sanso Corp.	37,357	354,896
Teijin, Ltd.	240,243	729,734
The Chemours Company	85,317	552,001
The Dow Chemical Company (L)	376,939	15,982,214
The Israel Corp., Ltd.	811	194,477
The Mosaic Company	109,825	3,416,656
The Scotts Miracle-Gro Company, Class A	21,277	1,294,067
The Sherwin-Williams Company	25,731	5,732,352
The Valspar Corp.	34,701	2,494,308
Toray Industries, Inc.	370,672	3,204,551
Trecora Resources (I)	4,742	58,896
Tredegar Corp.	5,340	69,847
Trinseo SA (I) (L)	2,400	60,600
Tronox, Ltd., Class A (L)	13,336	58,278
Umicore SA	24,189	932,880
Yara International ASA	45,870	1,829,876
		245,096,227
Construction materials - 0.3%
Boral, Ltd.	191,850	713,523
Cimpor-Cimentos de Portugal SA (I)	9	6
CRH PLC	7,591	200,371
CRH PLC	200,534	5,293,714
Eagle Materials, Inc.	23,630	1,616,765
Fletcher Building, Ltd.	174,448	760,597
Headwaters, Inc. (I)	15,460	290,648
HeidelbergCement AG	35,593	2,444,239
Holcim, Ltd. (I)	110,221	5,777,786
Imerys SA	9,136	586,919
James Hardie Industries, Ltd.	113,506	1,370,139
Martin Marietta Materials, Inc.	21,892	3,326,489
Summit Materials, Inc. (I)	5,384	101,058
Taiheiyo Cement Corp.	297,701	892,022
U.S. Concrete, Inc. (I)	3,148	150,443
Vulcan Materials Company	42,863	3,823,380
		27,348,099
Containers and packaging - 0.3%
AEP Industries, Inc. (I)	905	51,884
Amcor, Ltd.	302,874	2,816,683
AptarGroup, Inc.	29,501	1,945,886
Avery Dennison Corp.	29,573	1,672,945
Ball Corp.	44,358	2,759,068
Bemis Company, Inc.	45,809	1,812,662
Berry Plastics Group, Inc. (I)	24,739	743,902
Greif, Inc., Class A	18,485	589,856
Myers Industries, Inc.	5,259	70,471

The accompanying notes are an integral part of the financial statements.	251

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Owens-Illinois, Inc. (I)	52,208	$1,081,750
Packaging Corp. of America	45,876	2,759,900
Rexam PLC	178,820	1,419,774
Sealed Air Corp.	68,055	3,190,418
Silgan Holdings, Inc.	18,984	987,927
Sonoco Products Company	47,348	1,786,914
Toyo Seikan Kaisha, Ltd.	42,129	670,586
WestRock Company	85,881	4,417,719
		28,778,345
Metals and mining - 0.9%
AK Steel Holding Corp. (I) (L)	38,166	91,980
Alcoa, Inc.	427,418	4,128,858
Allegheny Technologies, Inc.	51,270	727,009
Alumina, Ltd.	644,320	512,607
Anglo American PLC	356,515	2,978,007
Antofagasta PLC	100,550	761,635
ArcelorMittal	255,193	1,323,395
BHP Billiton PLC	535,368	8,149,167
BHP Billiton, Ltd.	815,073	12,873,503
Boliden AB	69,447	1,087,412
Carpenter Technology Corp.	33,821	1,006,851
Century Aluminum Company (I)	10,521	48,397
Cliffs Natural Resources, Inc. (L)	32,916	80,315
Coeur Mining, Inc. (I) (L)	28,794	81,199
Commercial Metals Company	78,485	1,063,472
Compass Minerals International, Inc.	15,800	1,238,246
Fortescue Metals Group, Ltd. (L)	395,872	511,043
Freeport-McMoRan, Inc.	337,748	3,272,778
Fresnillo PLC	56,641	507,395
Glencore PLC (I)	2,817,145	3,910,378
Globe Specialty Metals, Inc.	13,958	169,311
Haynes International, Inc.	2,710	102,546
Hecla Mining Company	76,286	150,283
Hitachi Metals, Ltd.	55,164	640,615
Horsehead Holding Corp. (I) (L)	12,217	37,140
Iluka Resources, Ltd.	106,374	467,327
JFE Holdings, Inc.	125,533	1,648,744
Kaiser Aluminum Corp.	3,534	283,604
Kobe Steel, Ltd.	786,928	853,246
Lonmin PLC (I) (L)	31,227	7,695
Maruichi Steel Tube, Ltd.	11,561	261,697
Materion Corp.	4,337	130,197
Mitsubishi Materials Corp.	284,691	865,012
Newcrest Mining, Ltd. (I)	195,621	1,760,349
Newmont Mining Corp.	171,723	2,759,589
Nippon Steel & Sumitomo Metal Corp.	192,426	3,506,523
Norsk Hydro ASA	340,557	1,135,608
Nucor Corp.	103,806	3,897,915
Randgold Resources, Ltd.	23,680	1,395,347
Real Industry, Inc. (I)	5,335	47,055
Reliance Steel & Aluminum Company	34,489	1,862,751
Rio Tinto PLC	320,741	10,761,872
Rio Tinto, Ltd.	107,367	3,693,903
Royal Gold, Inc.	30,651	1,439,984
Schnitzer Steel Industries, Inc., Class A	5,977	80,929
South32, Ltd. (I)	1,355,049	1,309,779
Steel Dynamics, Inc.	113,520	1,950,274
Stillwater Mining Company (I)	25,297	261,318
Sumitomo Metal Mining Company, Ltd.	126,772	1,440,099
SunCoke Energy, Inc.	13,985	108,803
ThyssenKrupp AG	93,933	1,650,586
TimkenSteel Corp.	8,477	85,787
United States Steel Corp. (L)	68,461	713,364

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Voestalpine AG	28,570	$982,308
Worthington Industries, Inc.	32,166	851,756
		91,666,963
Paper and forest products - 0.2%
Boise Cascade Company (I)	8,113	204,610
Clearwater Paper Corp. (I)	3,894	183,953
Deltic Timber Corp.	2,311	138,221
Domtar Corp.	29,494	1,054,411
International Paper Company	137,269	5,187,396
KapStone Paper and Packaging Corp.	17,520	289,255
Louisiana-Pacific Corp. (I)	96,287	1,371,127
Mondi PLC	93,850	1,967,018
Neenah Paper, Inc.	3,462	201,765
Oji Holdings Corp.	202,338	868,472
PH Glatfelter Company	8,970	154,463
Schweitzer-Mauduit International, Inc.	6,279	215,872
Stora Enso OYJ, Series R	139,713	1,057,141
UPM-Kymmene OYJ	134,613	2,020,636
Wausau Paper Corp.	9,406	60,198
		14,974,538
		407,864,172
Telecommunication services - 2.9%
Diversified telecommunication services - 2.4%
8x8, Inc. (I)	18,644	154,186
AT&T, Inc.	2,001,486	65,208,367
Atlantic Tele-Network, Inc.	2,194	162,202
Belgacom SA	38,577	1,334,454
Bezeq The
Israeli Telecommunication Corp., Ltd. (L)	483,143	924,639
BT Group PLC	2,124,461	13,521,216
CenturyLink, Inc.	182,972	4,596,257
Cincinnati Bell, Inc. (I)	44,086	137,548
Cogent Communications Group, Inc.	9,650	262,094
Consolidated Communications Holdings, Inc.	10,587	204,011
Deutsche Telekom AG	806,147	14,350,633
Elisa OYJ, Class A	36,159	1,223,156
FairPoint Communications, Inc. (I)	4,731	72,905
Frontier Communications Corp.	374,558	1,779,151
General Communication, Inc., Class A (I)	7,594	131,072
Globalstar, Inc. (I) (L)	102,088	160,278
Hawaiian Telcom Holdco, Inc. (I)	2,668	55,441
HKT Trust and HKT, Ltd.	670,421	797,895
IDT Corp., Class B	3,638	52,023
Iliad SA	6,651	1,345,445
inContact, Inc. (I)	13,322	100,048
Inmarsat PLC	114,479	1,703,037
Inteliquent, Inc.	7,140	159,436
Intelsat SA (I) (L)	6,115	39,319
Iridium Communications, Inc. (I) (L)	17,500	107,625
Koninklijke KPN NV	809,255	3,035,037
Level 3 Communications, Inc. (I)	92,990	4,062,733
Lumos Networks Corp. (I)	5,364	65,226
Nippon Telegraph & Telephone Corp.	190,700	6,717,142
Orange SA	504,362	7,645,753
ORBCOMM, Inc. (I)	13,198	73,645
Pacific Datavision, Inc. (I)	2,831	84,647
PCCW, Ltd.	1,024,317	527,273
Premiere Global Services, Inc. (I)	10,193	140,052
Singapore Telecommunications, Ltd.	540,005	1,355,050
Singapore Telecommunications, Ltd.	1,437,549	3,638,599
Spark New Zealand, Ltd.	461,355	881,646

The accompanying notes are an integral part of the financial statements.	252

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Straight Path
Communications, Inc., Class B (I) (L)	1,967	$79,486
Swisscom AG	6,554	3,270,884
TDC A/S	206,128	1,063,071
Telecom Italia SpA (I)	2,559,103	3,153,642
Telecom Italia SpA	1,532,317	1,571,554
Telefonica Deutschland Holding AG	149,124	911,889
Telefonica SA	1,128,863	13,695,344
Telenor ASA	190,087	3,552,072
TeliaSonera AB	657,823	3,550,786
Telstra Corp., Ltd.	1,084,774	4,288,864
TPG Telecom, Ltd. (L)	70,794	542,588
Verizon Communications, Inc.	1,323,861	57,601,192
Vonage Holdings Corp. (I)	38,382	225,686
Windstream Holdings, Inc. (L)	21,161	129,929
		230,446,228
Wireless telecommunication services - 0.5%
Boingo Wireless, Inc. (I)	8,186	67,780
KDDI Corp.	444,200	9,942,574
Leap Wireless International, Inc. (I)	16,665	41,996
Millicom International Cellular SA	16,847	1,053,567
NTELOS Holdings Corp. (I)	3,377	30,494
NTT DOCOMO, Inc.	363,476	6,130,766
Shenandoah Telecommunications Company	5,237	224,196
SoftBank Group Corp.	243,887	11,277,281
Spok Holdings, Inc.	4,928	81,115
StarHub, Ltd.	156,811	381,818
Tele2 AB, B Shares	80,662	786,664
Telephone & Data Systems, Inc.	44,247	1,104,405
Vodafone Group PLC	6,732,694	21,235,473
		52,358,129
		282,804,357
Utilities - 3.4%
Electric utilities - 1.8%
ALLETE, Inc.	10,070	508,434
American Electric Power Company, Inc.	159,137	9,048,530
AusNet Services	434,384	417,525
Cheung Kong Infrastructure Holdings, Ltd. (L)	158,843	1,423,672
Chubu Electric Power Company, Inc.	164,229	2,421,429
Cleco Corp.	40,716	2,167,720
CLP Holdings, Ltd.	479,334	4,097,810
Contact Energy, Ltd.	185,801	589,629
Duke Energy Corp.	224,493	16,150,026
Edison International	105,925	6,680,690
EDP - Energias de Portugal SA	592,122	2,169,255
El Paso Electric Company	8,705	320,518
Electricite de France SA	61,477	1,085,530
Endesa SA	80,225	1,691,815
Enel SpA	1,790,315	7,988,370
Entergy Corp.	58,387	3,800,994
Eversource Energy	103,028	5,215,277
Exelon Corp.	279,852	8,311,604
FirstEnergy Corp.	136,980	4,288,844
Fortum OYJ	113,004	1,671,997
Great Plains Energy, Inc.	72,415	1,956,653
Hawaiian Electric Industries, Inc.	50,475	1,448,128
Hokuriku Electric Power Company	41,692	560,756
Iberdrola SA	1,372,784	9,147,158
IDACORP, Inc.	33,963	2,197,746
Kyushu Electric Power Company, Inc. (I)	108,718	1,186,159
MGE Energy, Inc.	7,519	309,708

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Mighty River Power, Ltd.	170,800	$275,140
NextEra Energy, Inc.	149,775	14,610,551
OGE Energy Corp.	93,758	2,565,219
Otter Tail Corp.	7,890	205,613
Pepco Holdings, Inc.	81,145	1,965,332
Pinnacle West Capital Corp.	36,192	2,321,355
PNM Resources, Inc.	53,994	1,514,532
Portland General Electric Company	17,518	647,640
Power Assets Holdings, Ltd.	350,736	3,318,966
PPL Corp.	217,109	7,140,715
Red Electrica Corp. SA	27,652	2,296,103
Shikoku Electric Power Company, Inc.	45,625	744,062
SSE PLC	252,086	5,705,466
Terna Rete Elettrica Nazionale SpA	381,389	1,853,636
The Chugoku Electric Power Company, Inc.	75,536	1,041,123
The Empire District Electric Company	9,095	200,363
The Kansai Electric Power Company, Ltd. (I)	179,324	1,993,585
The Southern Company	294,899	13,181,985
Tohoku Electric Power Company, Inc.	115,565	1,566,082
Tokyo Electric Power Company, Inc. (I)	365,040	2,438,331
UIL Holdings Corp.	11,854	595,901
Unitil Corp.	3,473	128,084
Westar Energy, Inc.	66,293	2,548,303
Xcel Energy, Inc.	164,703	5,832,133
		171,546,197
Gas utilities - 0.3%
AGL Resources, Inc.	39,485	2,410,164
APA Group, Ltd.	285,152	1,721,015
Atmos Energy Corp.	47,608	2,769,833
Chesapeake Utilities Corp.	3,299	175,111
Enagas SA	54,978	1,576,523
Gas Natural SDG SA	89,505	1,746,431
Hong Kong & China Gas Company, Ltd.	1,754,532	3,290,049
National Fuel Gas Company	39,707	1,984,556
New Jersey Resources Corp.	17,744	532,852
Northwest Natural Gas Company	5,463	250,424
ONE Gas, Inc.	35,265	1,598,562
Osaka Gas Company, Ltd.	475,377	1,802,353
Piedmont Natural Gas Company, Inc.	16,227	650,216
Questar Corp.	82,484	1,601,014
Snam SpA	530,867	2,726,469
South Jersey Industries, Inc.	14,328	361,782
Southwest Gas Corp.	9,644	562,438
The Laclede Group, Inc.	8,821	481,009
Toho Gas Company, Ltd.	103,924	612,816
Tokyo Gas Company, Ltd.	588,484	2,846,681
UGI Corp.	81,011	2,820,803
WGL Holdings, Inc.	33,704	1,943,710
		34,464,811
Independent power and renewable electricity producers - 0.1%
Abengoa Yield PLC (L)	10,129	167,635
AES Corp.	222,017	2,173,546
Atlantic Power Corp.	26,904	50,041
Dynegy, Inc. (I)	26,692	551,724
EDP Renovaveis SA	48	315
Electric Power Development Company, Ltd.	37,048	1,130,681
Enel Green Power SpA	443,815	839,190
Meridian Energy, Ltd.	328,318	442,083
NRG Energy, Inc.	108,369	1,609,280
NRG Yield, Inc., Class A (L)	9,289	103,572
NRG Yield, Inc., Class C (L)	11,136	129,289
Ormat Technologies, Inc.	7,845	266,965

The accompanying notes are an integral part of the financial statements.	253

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity
producers (continued)
Pattern Energy Group, Inc. (L)	11,684	$223,048
Talen Energy Corp. (I)	47,940	484,194
Vivint Solar, Inc. (I) (L)	4,637	48,596
		8,220,159
Multi-utilities - 1.1%
A2A SpA	39	48
AGL Energy, Ltd.	172,279	1,938,925
Alliant Energy Corp.	53,167	3,109,738
Ameren Corp.	78,348	3,311,770
Avista Corp.	12,906	429,125
Black Hills Corp.	30,334	1,254,008
CenterPoint Energy, Inc.	138,633	2,500,939
Centrica PLC	1,260,146	4,377,776
CMS Energy Corp.	92,329	3,261,060
Consolidated Edison, Inc.	95,142	6,360,243
Dominion Resources, Inc.	194,365	13,679,409
DTE Energy Company	58,339	4,688,705
E.ON SE	507,802	4,357,669
Engie	371,123	6,004,947
MDU Resources Group, Inc.	91,366	1,571,495
National Grid PLC	950,256	13,234,344
NiSource, Inc.	102,874	1,908,313
NorthWestern Corp.	9,693	521,774
PG&E Corp.	159,347	8,413,522
Public Service Enterprise Group, Inc.	164,402	6,931,188
RWE AG	125,011	1,420,590
SCANA Corp.	45,859	2,580,027
Sempra Energy	76,839	7,431,868
Suez Environnement Company	75,657	1,359,508
TECO Energy, Inc.	79,550	2,088,983
Vectren Corp.	38,820	1,630,828
Veolia Environnement SA	114,855	2,619,397
WEC Energy Group, Inc.	102,063	5,329,730
		112,315,929
Water utilities - 0.1%
American States Water Company	8,035	332,649
Aqua America, Inc.	83,108	2,199,869
California Water Service Group	9,980	220,758
Connecticut Water Service, Inc.	2,853	104,192
Consolidated Water Company, Ltd.	3,791	43,976
Middlesex Water Company	4,095	97,625
Severn Trent PLC	59,872	1,980,568
SJW Corp.	3,518	108,179
United Utilities Group PLC	174,260	2,442,427
York Water Company	3,370	70,837
		7,601,080
		334,148,176
TOTAL COMMON STOCKS (Cost $8,064,868,357)		$9,499,832,658

PREFERRED SECURITIES - 0.1%
Consumer discretionary - 0.1%
Bayerische Motoren Werke AG	13,773	947,232
Porsche Automobil Holding SE	39,074	1,662,428
Volkswagen AG	41,207	4,526,491
		7,136,151
Consumer staples - 0.0%
Henkel AG & Company KGaA	45,152	4,650,448
TOTAL PREFERRED SECURITIES (Cost $15,663,965)		$11,786,599

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I) (N)	174,338	$1,569
TOTAL RIGHTS (Cost $11,332)		$1,569

WARRANTS - 0.0%
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	32,255	31,422
TOTAL WARRANTS (Cost $0)		$31,422

SECURITIES LENDING COLLATERAL - 0.9%
John Hancock
Collateral Trust, 0.1319% (W) (Y)	8,834,698	88,393,803
TOTAL SECURITIES LENDING
COLLATERAL (Cost $88,391,927)		$88,393,803

SHORT-TERM INVESTMENTS - 2.2%
Repurchase agreement - 2.2%
Repurchase Agreement with State Street Corp.
dated 9/30/2015 at 0.000% to be
repurchased at $209,320,000 on 10/01/2015,
collateralized by $203,195,000
U.S. Treasury Notes, 2.375% - 2.750% due
11/15/2023 - 08/15/2024 (valued at
$213,509,825, including interest)	$209,320,000	$209,320,000
TOTAL SHORT-TERM INVESTMENTS (Cost $209,320,000)		$209,320,000
Total Investments (Strategic Equity Allocation Trust)
(Cost $8,378,255,581) - 100.4%		$9,809,366,051
Other assets and liabilities, net - (0.4%)		(36,811,268)
TOTAL NET ASSETS - 100.0%		$9,772,554,783

Strategic Income Opportunities Trust

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 20.3%
Australia - 2.7%
New South Wales Treasury Corp.
6.000%, 05/01/2020 to 03/01/2022	AUD	5,155,000	4,247,036
Queensland Treasury Corp.
4.000%, 06/21/2019 (S)		4,080,000	3,039,713
5.500%, 06/21/2021		3,755,000	3,035,306
6.000%, 04/21/2016		5,120,000	3,671,055
6.250%, 02/21/2020		1,125,000	915,987
			14,909,097
Bermuda - 0.2%
Government of Bermuda
4.854%, 02/06/2024 (S)		$1,230,000	1,285,350
Canada - 3.2%
Export Development Canada
3.250%, 08/08/2017	AUD	740,000	528,879
Government of Canada
1.250%, 02/01/2016 to 03/01/2018	CAD	7,395,000	5,568,195
1.500%, 02/01/2017 to 03/01/2020		14,200,000	10,886,006
Province of Ontario
6.250%, 09/29/2020	AUD	725,000	587,381
			17,570,461

The accompanying notes are an integral part of the financial statements.	254

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Finland - 0.2%
Nordic Investment Bank
1.375%, 07/15/2020	NOK	7,250,000	$862,349
Mexico - 1.9%
Government of Mexico
4.600%, 01/23/2046		$2,540,000	2,260,600
4.750%, 06/14/2018	MXN	16,320,000	968,966
5.000%, 06/15/2017		29,054,100	1,746,467
8.000%, 12/07/2023		23,850,000	1,589,858
10.000%, 12/05/2024		48,180,000	3,630,559
			10,196,450
New Zealand - 3.8%
Dominion of New Zealand
3.000%, 04/15/2020	NZD	4,865,000	3,146,375
5.000%, 03/15/2019		3,400,000	2,342,569
6.000%, 12/15/2017 to 05/15/2021		18,220,000	13,062,563
New Zealand Local Government
Funding Agency
5.000%, 03/15/2019		1,775,000	1,206,349
6.000%, 12/15/2017		1,685,000	1,147,887
			20,905,743
Norway - 1.6%
Government of Norway
3.750%, 05/25/2021 (S)	NOK	17,290,000	2,336,246
4.250%, 05/19/2017 (S)		15,665,000	1,950,581
4.500%, 05/22/2019 (S)		31,072,000	4,150,403
			8,437,230
Peru - 0.2%
Republic of Peru
7.350%, 07/21/2025		$955,000	1,191,363
Philippines - 2.0%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	718,389
5.875%, 12/16/2020 to 03/01/2032		157,303,440	3,797,256
6.250%, 01/14/2036		43,000,000	1,009,681
6.500%, 04/28/2021		106,400,000	2,598,314
7.375%, 03/03/2021		59,600,000	1,508,055
8.000%, 07/19/2031		44,000,000	1,356,645
			10,988,340
Singapore - 2.1%
Republic of Singapore
2.375%, 04/01/2017	SGD	3,890,000	2,776,865
2.500%, 06/01/2019		6,430,000	4,644,981
3.250%, 09/01/2020		5,450,000	4,051,931
			11,473,777
South Korea - 0.7%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	66,882
3.287%, 03/10/2018		83,030,000	67,439
3.296%, 03/10/2017		83,030,000	68,530
3.297%, 09/10/2017		83,030,000	67,988
3.309%, 09/10/2016		83,030,000	69,051
3.315%, 03/10/2016		83,030,000	69,582
Korea Treasury Bond Principal Strips
3.286%, 09/10/2018		2,888,000,000	2,326,337
Republic of Korea
5.750%, 09/10/2018		1,102,000,000	1,040,094
			3,775,903

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sweden - 1.7%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	34,880,000	$4,481,086
3.500%, 06/01/2022		9,820,000	1,418,622
5.000%, 12/01/2020		21,300,000	3,193,385
			9,093,093
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $125,133,584)			$110,689,156

CORPORATE BONDS - 45.0%
Consumer discretionary - 5.8%
21st Century Fox America, Inc.
6.200%, 12/15/2034		$940,000	1,074,708
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		1,195,000	1,200,975
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,896,000	420,377
CBS Corp.
3.500%, 01/15/2025		$2,300,000	2,215,986
CCO Holdings LLC
5.750%, 01/15/2024		1,690,000	1,613,950
7.000%, 01/15/2019		688,000	701,760
FCA US LLC
8.250%, 06/15/2021		370,000	392,644
Ferrellgas LP
6.750%, 01/15/2022		1,204,000	1,119,720
General Motors Financial Company, Inc.
3.250%, 05/15/2018		630,000	635,546
4.375%, 09/25/2021		1,260,000	1,284,925
Johnson Controls, Inc.
5.500%, 01/15/2016		425,000	430,739
L Brands, Inc.
5.625%, 10/15/2023		1,655,000	1,758,438
7.000%, 05/01/2020		1,119,000	1,263,071
Lamar Media Corp.
5.000%, 05/01/2023		625,000	615,625
5.875%, 02/01/2022		220,000	228,525
LIN Television Corp.
5.875%, 11/15/2022 (S)		795,000	789,038
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		484,000	509,722
Nemak SAB de CV
5.500%, 02/28/2023 (S)		200,000	196,000
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		1,480,000	1,446,996
Numericable-SFR SAS
6.250%, 05/15/2024 (S)		1,230,000	1,186,950
Outfront Media Capital LLC
5.250%, 02/15/2022		540,000	538,650
PVH Corp.
4.500%, 12/15/2022		1,265,000	1,223,888
QVC, Inc.
4.450%, 02/15/2025		1,695,000	1,634,938
5.950%, 03/15/2043		1,205,000	1,113,171
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (S)		1,130,000	1,056,550
5.250%, 08/15/2022 (S)		920,000	954,500
5.875%, 10/01/2020 (S)		1,335,000	1,358,363
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020		320,000	377,600
The Home Depot, Inc.
5.400%, 03/01/2016		1,439,000	1,467,698

The accompanying notes are an integral part of the financial statements.	255

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The Men’s Wearhouse, Inc.
7.000%, 07/01/2022		$1,610,000	$1,658,509
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		1,167,000	1,207,845
			31,677,407
Consumer staples - 4.1%
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	519,590
B&G Foods, Inc.
4.625%, 06/01/2021		$1,935,000	1,862,438
Cott Beverages, Inc.
5.375%, 07/01/2022		1,600,000	1,549,984
CVS Health Corp.
3.875%, 07/20/2025		2,825,000	2,913,259
Gruma SAB de CV
4.875%, 12/01/2024 (S)		200,000	210,320
Kimberly-Clark Corp.
4.279%, 12/21/2015 (S)		1,620,000	1,633,101
Kraft Heinz Foods Company
3.950%, 07/15/2025 (S)		2,610,000	2,671,622
4.875%, 02/15/2025 (S)		963,000	1,027,927
Office Depot de Mexico SA de CV
6.875%, 09/20/2020 (S)		200,000	199,900
Philip Morris International, Inc.
2.500%, 05/16/2016		1,310,000	1,324,297
Post Holdings, Inc.
6.000%, 12/15/2022 (S)		675,000	646,313
6.750%, 12/01/2021 (S)		1,665,000	1,665,000
Reynolds American, Inc.
2.300%, 06/12/2018		880,000	889,528
The Coca-Cola Company
1.150%, 04/01/2018		1,120,000	1,119,203
1.800%, 09/01/2016		2,161,000	2,184,490
TreeHouse Foods, Inc.
4.875%, 03/15/2022		420,000	401,100
Tyson Foods, Inc.
6.600%, 04/01/2016		545,000	559,958
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024		1,070,000	1,065,586
			22,443,616
Energy - 1.1%
Chevron Corp.
1.718%, 06/24/2018		825,000	831,459
Exxon Mobil Corp.
2.709%, 03/06/2025		2,120,000	2,078,681
Petroleos Mexicanos
7.650%, 11/24/2021 (S)	MXN	15,351,000	915,886
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)		$1,156,000	1,020,170
The Williams Companies, Inc.
4.550%, 06/24/2024		1,865,000	1,479,348
			6,325,544
Financials - 15.9%
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		3,195,000	4,225,388
American Tower Corp.
4.000%, 06/01/2025		1,835,000	1,791,193
Asian Development Bank
3.250%, 07/20/2017	NZD	2,630,000	1,692,264

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Asian Development Bank (continued)
4.625%, 03/06/2019	NZD	795,000	$533,993
5.000%, 03/09/2022	AUD	1,825,000	1,444,442
Avenue Financial Holdings, Inc. (6.750%
to 01/01/2020, then 3 month
LIBOR + 4.950%)
12/29/2024 (S)		$500,000	517,500
Bancolombia SA
5.950%, 06/03/2021		850,000	889,313
Bank of America Corp.
1.097%, 09/15/2026 (P)		2,515,000	2,173,813
Bank of Montreal
1.400%, 09/11/2017		955,000	957,822
BNC Bancorp (5.500% to 10/01/2019,
then 3 month LIBOR + 3.590%)
10/01/2024		500,000	501,727
Cadence Financial Corp. (6.500% to
03/11/2020, then 3 month
LIBOR + 4.663%)
03/11/2025 (S)		500,000	495,000
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015		721,000	721,000
2.350%, 12/11/2015		1,255,000	1,259,291
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,346,543
CBRE Services, Inc.
5.000%, 03/15/2023		$990,000	995,350
Citigroup, Inc.
6.250%, 06/29/2017	NZD	1,495,000	1,001,694
Citigroup, Inc. (5.900% to 02/15/2023,
then 3 month LIBOR + 4.230%)
02/15/2023 (Q)		$745,000	726,375
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)		1,605,000	1,556,850
CoBiz Financial, Inc. (5.624% to
06/25/2025, then 3 month
LIBOR + 3.170%)
06/25/2030		280,000	287,250
Corrections Corp. of America
4.125%, 04/01/2020		769,000	765,155
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		1,104,000	1,192,487
Eagle Bancorp, Inc.
5.750%, 09/01/2024		500,000	507,500
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)		1,820,000	1,665,300
General Electric Capital Australia
Funding Pty, Ltd.
7.000%, 10/08/2015	AUD	2,800,000	1,967,270
General Electric Capital Corp.
4.250%, 01/17/2018	NZD	715,000	466,651
4.875%, 04/05/2016	SEK	10,000,000	1,223,587
6.250%, 09/29/2020	GBP	265,000	473,669
General Electric Capital Corp. (7.125% to
06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)		$2,340,000	2,702,700
Heartland Financial USA, Inc.
5.750%, 12/30/2024		505,000	506,263

The accompanying notes are an integral part of the financial statements.	256

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Hongkong Land Treasury Services
Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	$181,970
Host Hotels & Resorts LP
5.250%, 03/15/2022		$620,000	673,304
Independent Bank Group, Inc.
5.875%, 08/01/2024		690,000	679,650
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,515,000	1,107,192
6.500%, 08/20/2019		2,705,000	2,183,358
International Bank for Reconstruction
& Development
1.375%, 06/23/2019	SEK	8,600,000	1,068,207
2.125%, 05/29/2017	NOK	1,560,000	186,974
3.375%, 08/13/2017	NZD	620,000	399,988
3.625%, 06/22/2020	NOK	7,100,000	929,242
3.750%, 01/23/2019	AUD	1,000,000	733,098
4.500%, 08/16/2016	NZD	1,455,000	943,529
4.625%, 02/26/2019 to 10/06/2021		3,825,000	2,589,481
International Finance Corp.
3.250%, 07/22/2019	AUD	1,890,000	1,367,035
3.625%, 05/20/2020	NZD	2,155,000	1,399,456
3.875%, 02/26/2018		620,000	404,983
6.450%, 10/30/2018	INR	93,530,000	1,417,198
10.000%, 06/12/2017	BRL	1,745,000	424,663
JPMorgan Chase & Co.
4.250%, 11/02/2018	NZD	1,985,000	1,291,150
Kennedy-Wilson, Inc.
5.875%, 04/01/2024		$1,180,000	1,153,450
KFW
6.000%, 01/19/2016 to 08/20/2020	AUD	3,388,000	2,689,880
Landwirtschaftliche Rentenbank
6.500%, 04/12/2017		1,880,000	1,403,905
MetLife, Inc.
6.400%, 12/15/2036		$895,000	975,550
National Australia Bank, Ltd.
6.000%, 02/15/2017	AUD	1,805,000	1,326,864
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10/15/2019, then 5 year
U.S. Swap Rate + 2.203%)
10/15/2024 (S)		$1,175,000	1,203,070
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042		645,000	682,088
Radian Group, Inc.
5.250%, 06/15/2020		945,000	938,498
Regions Financial Corp.
7.375%, 12/10/2037		385,000	486,831
Royal Bank of Canada
0.702%, 03/08/2016 (P)		930,000	930,809
0.850%, 03/08/2016		1,700,000	1,702,329
2.625%, 12/15/2015		1,435,000	1,441,201
Stifel Financial Corp.
4.250%, 07/18/2024		2,505,000	2,505,238
Synovus Financial Corp.
5.125%, 06/15/2017		1,570,000	1,597,475
7.875%, 02/15/2019		725,000	804,750
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	908,890
The Bank of Nova Scotia
0.561%, 12/31/2015 (P)		$1,055,000	1,055,284
0.809%, 07/15/2016 (P)		750,000	751,964

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of Nova Scotia (continued)
2.900%, 03/29/2016		$1,610,000	$1,628,043
The Goldman Sachs Group, Inc.
1.137%, 12/15/2017 (P)		1,250,000	1,251,686
The Toronto-Dominion Bank
0.456%, 07/13/2016 (P)		640,000	640,072
Trust F/1401
5.250%, 12/15/2024 (S)		1,195,000	1,221,888
Valley National Bancorp
4.550%, 06/30/2025		660,000	672,895
Western Alliance Bank (5.000% to
07/15/2020, then 3 month
LIBOR + 3.200%)
07/15/2025		920,000	922,300
Westpac Banking Corp.
2.000%, 08/14/2017		1,025,000	1,037,396
3.000%, 12/09/2015		1,185,000	1,190,652
5.000%, 10/21/2019	GBP	375,000	631,336
7.250%, 02/11/2020	AUD	700,000	573,698
Zions Bancorporation (5.800% to
06/15/2023, then 3 month
LIBOR + 3.800%)
06/15/2023 (Q)		$1,050,000	1,002,750
			86,898,660
Health care - 7.6%
Abbott Laboratories
2.950%, 03/15/2025		1,280,000	1,253,832
AbbVie, Inc.
1.061%, 11/06/2015 (P)		690,000	690,202
1.800%, 05/14/2018		2,200,000	2,194,042
3.600%, 05/14/2025		1,345,000	1,328,474
Actavis Funding SCS
3.800%, 03/15/2025		1,270,000	1,228,631
Anthem, Inc.
3.500%, 08/15/2024		655,000	648,644
Cardinal Health, Inc.
3.750%, 09/15/2025		1,520,000	1,542,219
Community Health Systems, Inc.
6.875%, 02/01/2022		1,540,000	1,572,663
7.125%, 07/15/2020		315,000	327,600
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025		705,000	676,800
5.125%, 07/15/2024		1,045,000	1,026,190
Endo Finance LLC
5.750%, 01/15/2022 (S)		830,000	817,550
6.000%, 02/01/2025 (S)		415,000	405,144
7.750%, 01/15/2022 (S)		805,000	849,275
Express Scripts Holding Company
3.500%, 06/15/2024		1,395,000	1,373,354
Forest Laboratories, Inc.
4.875%, 02/15/2021 (S)		1,875,000	2,025,231
5.000%, 12/15/2021 (S)		1,775,000	1,925,650
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022		1,600,000	1,588,000
HCA Holdings, Inc.
6.250%, 02/15/2021		1,897,000	2,020,305
HCA, Inc.
5.000%, 03/15/2024		1,995,000	1,999,988
7.500%, 02/15/2022		1,165,000	1,316,450
8.000%, 10/01/2018		280,000	316,372
LifePoint Health, Inc.
5.500%, 12/01/2021		3,260,000	3,288,525

The accompanying notes are an integral part of the financial statements.	257

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Mallinckrodt International Finance SA
5.750%, 08/01/2022 (S)		$1,130,000	$1,090,450
Merck & Company, Inc.
0.515%, 05/18/2016 (P)		535,000	535,293
2.250%, 01/15/2016		1,800,000	1,809,563
2.750%, 02/10/2025		1,430,000	1,392,477
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)		590,000	584,100
Tenet Healthcare Corp.
4.375%, 10/01/2021		1,450,000	1,413,750
UnitedHealth Group, Inc.
1.900%, 07/16/2018		1,154,000	1,166,050
5.375%, 03/15/2016		1,010,000	1,029,895
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)		730,000	691,675
7.500%, 07/15/2021 (S)		865,000	890,950
WellCare Health Plans, Inc.
5.750%, 11/15/2020		553,000	575,120
			41,594,464
Industrials - 1.5%
3M Company
3.000%, 08/07/2025		1,475,000	1,490,269
AECOM
5.750%, 10/15/2022 (S)		1,280,000	1,289,600
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		1,037,300	1,203,268
Lockheed Martin Corp.
2.900%, 03/01/2025		2,215,000	2,146,860
Norfolk Southern Corp.
5.750%, 01/15/2016		730,000	739,929
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024		258,633	285,789
US Airways 2012-1 Class B Pass
Through Trust
8.000%, 10/01/2019		778,346	873,693
			8,029,408
Information technology - 2.4%
Apple, Inc.
0.450%, 05/03/2016		565,000	565,154
2.400%, 05/03/2023		1,300,000	1,260,397
3.200%, 05/13/2025		1,255,000	1,263,257
Hewlett-Packard Company
2.650%, 06/01/2016		1,605,000	1,628,472
IBM Corp.
0.374%, 02/05/2016 (P)		650,000	649,980
2.750%, 12/21/2020	GBP	1,225,000	1,899,878
Micron Technology, Inc.
5.875%, 02/15/2022		$1,360,000	1,341,300
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)		1,545,000	1,450,369
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)		2,650,000	2,822,250
			12,881,057
Materials - 2.5%
Alpek SAB de CV
4.500%, 11/20/2022		200,000	196,000
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,616,800
5.250%, 07/01/2025		840,000	827,921

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Cemex Finance LLC
9.375%, 10/12/2022 (S)		$1,055,000	$1,122,204
Cemex SAB de CV
6.125%, 05/05/2025 (S)		2,410,000	2,193,100
Crown Americas LLC
4.500%, 01/15/2023		1,860,000	1,827,450
Crown Cork & Seal Company, Inc.
7.375%, 12/15/2026		371,000	408,100
Platform Specialty Products Corp.
6.500%, 02/01/2022 (S)		423,000	363,780
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/2028		130,000	161,566
Sealed Air Corp.
4.875%, 12/01/2022 (S)		965,000	954,144
5.125%, 12/01/2024 (S)		965,000	943,288
6.500%, 12/01/2020 (S)		1,790,000	1,960,050
W.R. Grace & Company
5.125%, 10/01/2021 (S)		1,040,000	1,027,000
			13,601,403
Telecommunication services - 2.0%
America Movil SAB de CV
7.125%, 12/09/2024	MXN	22,490,000	1,293,000
HC2 Holdings, Inc.
11.000%, 12/01/2019 (S)		$3,025,000	2,888,875
SBA Telecommunications, Inc.
5.750%, 07/15/2020		505,000	520,150
SBA Tower Trust
5.101%, 04/17/2017 (S)		396,000	405,048
SingTel Group Treasury Pte, Ltd.
4.500%, 09/08/2021		460,000	508,767
T-Mobile USA, Inc.
6.125%, 01/15/2022		1,675,000	1,616,375
6.250%, 04/01/2021		718,000	715,487
6.625%, 04/01/2023		445,000	440,550
6.836%, 04/28/2023		435,000	430,650
Verizon Communications, Inc.
4.272%, 01/15/2036		1,277,000	1,156,053
Vodafone Group PLC
0.718%, 02/19/2016 (P)		740,000	739,519
			10,714,474
Utilities - 2.1%
Calpine Corp.
5.750%, 01/15/2025		1,885,000	1,762,475
5.875%, 01/15/2024 (S)		176,000	181,280
6.000%, 01/15/2022 (S)		1,451,000	1,503,599
Duke Energy Corp.
2.150%, 11/15/2016		1,135,000	1,147,078
Dynegy, Inc.
7.375%, 11/01/2022		695,000	700,213
NiSource Finance Corp.
4.800%, 02/15/2044		977,000	1,011,147
5.650%, 02/01/2045		1,368,000	1,556,499
NRG Yield Operating LLC
5.375%, 08/15/2024		1,220,000	1,070,550
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	135,408
Talen Energy Supply LLC
6.500%, 06/01/2025 (S)		$2,675,000	2,300,500
			11,368,749
TOTAL CORPORATE BONDS (Cost $254,880,938)			$245,534,782

The accompanying notes are an integral part of the financial statements.	258

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
JPMorgan Chase Capital XXIII
1.321%, 05/15/2047 (P)	$1,040,000	$800,800
USB Capital IX
3.500%, 11/02/2015 (P)(Q)	1,456,000	1,184,820
		1,985,620
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,918,994)		$1,985,620

CONVERTIBLE BONDS - 2.3%
Consumer discretionary - 0.2%
Jarden Corp.
1.125%, 03/15/2034	430,000	491,813
Liberty Interactive LLC
0.750%, 03/30/2043	470,000	702,650
		1,194,463
Consumer staples - 0.1%
Vector Group, Ltd.
7.500%, 01/15/2019 (P)	510,000	767,299
Financials - 0.6%
Fidelity National Financial, Inc.
4.250%, 08/15/2018	250,000	463,438
Host Hotels & Resorts LP
2.500%, 10/15/2029 (S)	525,000	654,938
MGIC Investment Corp.
2.000%, 04/01/2020	1,065,000	1,528,275
Old Republic International Corp.
3.750%, 03/15/2018	640,000	739,200
		3,385,851
Health care - 0.5%
Anthem, Inc.
2.750%, 10/15/2042	1,099,000	2,070,241
Hologic, Inc. (2.000% to 03/01/2018; then
0.000% thereafter)
03/01/2042	430,000	579,963
		2,650,204
Industrials - 0.5%
Air Lease Corp.
3.875%, 12/01/2018	815,000	1,025,881
Danaher Corp., 0.000%
01/22/2021 (I)	295,000	726,991
Trinity Industries, Inc.
3.875%, 06/01/2036	605,000	713,522
		2,466,394
Information technology - 0.2%
Intel Corp.
3.250%, 08/01/2039	790,000	1,191,913
Utilities - 0.2%
NRG Yield, Inc.
3.250%, 06/01/2020 (S)	1,050,000	902,344
TOTAL CONVERTIBLE BONDS (Cost $11,974,994)		$12,558,468

TERM LOANS (M) - 5.7%
Consumer discretionary - 1.1%
Four Seasons Holdings, Inc.
3.500%, 06/27/2020	1,794,458	1,781,000
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	1,333,362	1,331,325
New Red Finance, Inc.
3.750%, 12/12/2021	1,729,898	1,724,956

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
The Men’s Wearhouse, Inc.
4.500%, 06/18/2021	$1,128,215	$1,127,509
		5,964,790
Consumer staples - 0.5%
Aramark Services, Inc.
3.250%, 02/24/2021	2,546,225	2,537,313
Financials - 0.6%
Crown Castle Operating Company
3.000%, 01/31/2021	3,431,968	3,420,602
Health care - 2.1%
Catalent Pharma Solutions, Inc.
4.250%, 05/20/2021	2,488,569	2,486,872
Community Health Systems, Inc.
3.750%, 12/31/2019	2,143,309	2,140,034
4.000%, 01/27/2021	972,563	972,833
Grifols Worldwide Operations USA, Inc.
3.194%, 02/27/2021	1,854,158	1,852,033
Mallinckrodt International Finance SA
3.250%, 03/19/2021	3,189,129	3,128,003
Valeant Pharmaceuticals International, Inc.
3.750%, 08/05/2020	772,311	760,083
		11,339,858
Industrials - 0.5%
AECOM
3.750%, 10/15/2021	1,320,836	1,322,901
B/E Aerospace, Inc.
4.000%, 12/16/2021	1,261,855	1,263,747
		2,586,648
Information technology - 0.1%
First Data Corp.
4.196%, 03/24/2021	250,936	250,578
Materials - 0.3%
Berry Plastics Group, Inc.
3.500%, 02/08/2020	1,861,519	1,844,455
Telecommunication services - 0.1%
SBA Senior Finance II LLC
3.250%, 03/24/2021	636,938	629,613
Utilities - 0.4%
Dynegy, Inc.
4.000%, 04/23/2020	1,760,275	1,754,617
La Frontera Generation LLC
4.500%, 09/30/2020	682,780	594,018
		2,348,635
TOTAL TERM LOANS (Cost $31,183,089)		$30,922,492

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.2%
Commercial and residential - 5.7%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
2.684%, 04/25/2035 (P)	429,909	427,601
Americold 2010 LLC Trust,
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (S)	645,000	737,583
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class AM 5.675%, 07/10/2046	825,000	851,367

The accompanying notes are an integral part of the financial statements.	259

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-10, Class 12A3,
2.743%, 01/25/2035 (P)	$440,451	$436,162
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)	330,569	331,912
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)	463,720	465,669
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
0.894%, 01/25/2035 (P)	363,327	354,454
Series 2004-13, Class A1,
0.934%, 11/25/2034 (P)	551,676	543,736
Series 2004-8, Class 1A,
0.894%, 09/25/2034 (P)	68,546	66,499
Series 2005-7, Class 11A1,
0.734%, 08/25/2035 (P)	271,070	258,389
BWAY Mortgage Trust, Series 2015-1740,
Class D 3.787%, 01/13/2035 (P)(S)	371,000	354,941
BXHTL Mortgage Trust,
Series 2015-JWRZ, Class GL2
3.895%, 05/15/2029 (P)(S)	630,000	613,594
Carefree Portfolio Trust,
Series 2014-CARE, Class E
4.207%, 11/15/2019 (P)(S)	695,000	699,030
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.207%, 12/15/2027 (P)(S)	1,110,000	1,087,090
Chase Mortgage Finance Trust,
Series 2007-A1, Class 2A1
2.658%, 02/25/2037 (P)	185,411	185,819
Commercial Mortgage Trust (Bank of
America Merrill Lynch/ Deutsche
Bank), Series 2013-WWP
3.898%, 03/10/2031 (S)	290,000	290,929
Commercial Mortgage Trust (Deutsche
Bank), Series 2014-TWC, Class D
2.444%, 02/13/2032 (P)(S)	965,000	958,077
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class E
3.356%, 08/13/2027 (P)(S)	361,000	356,517
Core Industrial Trust, Series 2015-CALW,
Class F 3.979%, 02/10/2034 (P)(S)	695,000	674,304
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
1.979%, 09/19/2044	3,005,495	202,004
Series 2005-AR2, Class X2 IO,
2.544%, 03/19/2045	5,459,497	505,216
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class EFX
3.495%, 12/15/2019 (P)(S)	800,000	754,443
GRACE Mortgage Trust,
Series 2014-GRCE, Class F
3.710%, 06/10/2028 (P)(S)	600,000	579,773
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 6.014%, 07/10/2038 (P)	90,000	92,157
GS Mortgage Securities Trust,
Series 2006-GG6, Class AM
5.622%, 04/10/2038 (P)	410,000	413,225

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GSR Mortgage Loan Trust, Series 2004-5,
Class 2A1 2.677%, 05/25/2034 (P)	$745,852	$732,178
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6,
2.353%, 06/19/2034 (P)	446,076	446,286
Series 2004-7, Class 4A,
2.772%, 11/19/2034 (P)	526,822	524,552
Series 2005-2, Class IX IO,
2.198%, 05/19/2035	2,088,652	153,508
Series 2005-9, Class 2A1A,
0.556%, 06/20/2035 (P)	426,518	402,010
Series 2005-9, Class 2A1C,
0.666%, 06/20/2035 (P)	289,683	265,762
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	10,828,184	179,748
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	11,353,381	174,842
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	8,728,421	116,961
Hilton USA Trust, Series 2013-HLF,
Class EFL 3.954%, 11/05/2030 (P)(S)	679,971	679,577
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
2.166%, 10/25/2036	7,262,594	662,853
Series 2005-AR18, Class 2X IO,
1.877%, 10/25/2036	17,497,521	716,646
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP7, Class AM,
6.100%, 04/15/2045 (P)	1,000,000	1,023,173
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	723,993	749,952
Series 2014-INN, Class F,
4.207%, 06/15/2029 (P)(S)	390,000	384,182
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AM
5.413%, 09/15/2039	615,000	635,981
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.183%, 12/25/2034 (P)	204,238	205,001
Series 2005-A2, Class A2,
2.462%, 02/25/2035 (P)	488,438	490,518
Series 2006-3, Class 2A1,
2.376%, 10/25/2036 (P)	241,358	236,509
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM
5.494%, 01/12/2044 (P)	385,000	386,331
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4 5.414%, 07/12/2046 (P)	537,020	550,181
Morgan Stanley Capital I Trust,
Series 2014-150E, Class F
4.438%, 09/09/2032 (P)(S)	695,000	658,969
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.481%, 10/25/2034 (P)	335,504	331,946
Series 2004-9, Class 1A,
5.570%, 11/25/2034 (P)	248,244	256,633
Opteum Mortgage
Acceptance Corp. Trust, Series 2005-4,
Class 1APT 0.504%, 11/25/2035 (P)	359,200	337,407

The accompanying notes are an integral part of the financial statements.	260

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Queens Center Mortgage Trust,
Series 2013-QCA, Class D
3.590%, 01/11/2037 (P)(S)	$540,000	$520,113
SFAVE Commercial Mortgage
Securities Trust, Series 2015-5AVE,
Class D 4.534%, 01/05/2035 (P)(S)	635,000	558,794
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.474%, 12/25/2033 (P)	341,077	335,578
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 1A1
2.393%, 09/25/2037 (P)	1,059,078	1,033,955
WaMu Mortgage Pass
Through Certificates
Series 2004-AR14, Class A1,
2.390%, 01/25/2035 (P)	485,564	488,088
Series 2005-AR19, Class A1A2,
0.484%, 12/25/2045 (P)	578,364	531,201
Series 2005-AR2, Class 2A1B,
0.564%, 01/25/2045 (P)	651,787	590,241
Series 2005-AR2, Class 2A2B,
0.574%, 01/25/2045 (P)	450,251	408,129
Series 2005-AR3, Class A2,
2.443%, 03/25/2035 (P)	467,334	467,314
Series 2005-AR6, Class 2A1A,
0.424%, 04/25/2045 (P)	968,006	914,307
Series 2005-AR8, Class 2AB2,
0.614%, 07/25/2045 (P)	520,777	482,475
Series 2005-AR8, Class 2AB3,
0.554%, 07/25/2045 (P)	509,718	469,450
Wells Fargo Commercial Mortgage Trust,
Series 2013-BTC, Class E
3.668%, 04/16/2035 (P)(S)	380,000	355,230
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1 2.617%, 12/25/2034 (P)	449,637	449,599
U.S. Government Agency - 0.5%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2,
1.844%, 04/25/2024 (P)	450,000	446,378
Series 2015-DNA1, Class M2,
2.044%, 10/25/2027 (P)	365,000	363,227
Series 2015-DNA1, Class M3,
3.494%, 10/25/2027 (P)	300,000	283,598
Series 292, Class IO,
3.500%, 11/15/2027	1,009,413	111,099
Series 304, Class C42 IO,
4.000%, 12/15/2027	1,414,506	148,510
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	1,467,451	198,644
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	1,936,807	211,569
Series 2014-C02, Class 1M1,
1.149%, 05/25/2024 (P)	289,595	286,890
Series 402, Class 3 IO,
4.000%, 11/25/2039	255,023	41,268
Series 402, Class 4 IO,
4.000%, 10/25/2039	246,075	40,394
Series 402, Class 7 IO,
4.500%, 11/25/2039	283,365	48,911

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 406, Class 3 IO,
4.000%, 01/25/2041	$257,715	$39,496
Series 407, Class 4 IO,
4.500%, 03/25/2041	472,472	80,346
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,150,074	235,836
Series 407, Class 8 IO,
5.000%, 03/25/2041	582,832	122,459
		2,658,625
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $32,369,487)		$33,805,296

ASSET BACKED SECURITIES - 3.8%
Aegis Asset Backed Securities Trust,
Series 2005-2, Class M2
0.634%, 06/25/2035 (P)	305,000	281,561
American Express Credit
Account Master Trust
Series 2014-4, Class A,
1.430%, 06/15/2020	900,000	904,863
Series 2014-3, Class A,
1.490%, 04/15/2020	1,070,000	1,078,270
American Tower Trust I
1.551%, 03/15/2043 (S)	1,490,000	1,478,439
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	2,478,000	2,534,902
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.434%, 07/25/2036 (P)(S)	731,932	687,877
Chase Issuance Trust, Series 2015-A7,
Class A7 1.620%, 07/15/2020	430,000	434,706
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	2,762,375	2,861,064
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	3,174,050	3,200,737
Discover Card Master Trust,
Series 2007-A1, Class A1
5.650%, 03/16/2020	955,000	1,037,967
Driven Brands Funding LLC,
Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	485,000	480,150
First Frankin Mortgage Loan Trust,
Series 2005-FF7, Class M2
0.664%, 07/25/2035 (P)	665,000	638,461
Ford Credit Auto Owner Trust,
Series 2014-C, Class A3
1.060%, 05/15/2019	545,000	545,561
Home Equity Asset Trust, Series 2003-1,
Class M1 1.694%, 06/25/2033 (P)	222,970	214,766
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.869%, 03/25/2035 (P)	760,000	720,934
RASC Series Trust, Series 2005-KS7,
Class M4 0.774%, 08/25/2035 (P)	340,000	321,992
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.494%, 12/25/2036 (P)	535,000	518,887

The accompanying notes are an integral part of the financial statements.	261

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust,
Series 2005-2, Class M2
0.929%, 03/25/2035 (P)	$815,000	$761,131
Wendys Funding LLC, Series 2015-1A,
Class A2II 4.080%, 06/15/2045 (S)	2,160,000	2,178,738
TOTAL ASSET BACKED SECURITIES (Cost $20,718,767)		$20,881,006

MUNICIPAL BONDS - 1.3%
Kansas Development Finance Authority
3.941%, 04/15/2026	1,470,000	1,471,735
4.091%, 04/15/2027	1,305,000	1,310,742
State of Hawaii
5.330%, 02/01/2026	835,000	1,005,950
State of Maryland
4.400%, 03/01/2023	760,000	871,735
State of Michigan
3.500%, 05/15/2030	440,000	436,999
State of Utah
4.554%, 07/01/2024	845,000	955,551
Texas Transportation Commission State
Highway Fund
5.028%, 04/01/2026	850,000	993,310
TOTAL MUNICIPAL BONDS (Cost $7,023,464)		$7,046,022

COMMON STOCKS - 4.1%
Consumer discretionary - 0.9%
Charter Communications, Inc., Class A (I)	26,089	$4,587,751
Vertis Holdings, Inc. (I)	8,371	0
		4,587,751
Financials - 3.2%
American Express Company	6,645	492,594
Capital One Financial Corp.	21,545	1,562,443
Comerica, Inc.	11,475	471,623
Commerce Bancshares, Inc.	22,457	1,023,141
Cullen/Frost Bankers, Inc.	7,241	460,383
First Financial Bancorp	32,698	623,878
First Republic Bank	10,630	667,245
Glacier Bancorp, Inc.	21,152	558,201
Investors Bancorp, Inc.	73,647	908,804
MB Financial, Inc.	15,567	508,107
MetLife, Inc.	22,931	1,081,197
Oritani Financial Corp.	35,820	559,508
Park National Corp.	7,109	641,374
Prosperity Bancshares, Inc.	19,793	972,034
SunTrust Banks, Inc.	42,025	1,607,036
SVB Financial Group (I)	4,564	527,325
Synovus Financial Corp.	37,548	1,111,421
TCF Financial Corp.	63,800	967,208
The PNC Financial Services Group, Inc.	18,510	1,651,092
Union Bankshares Corp.	50,073	1,201,752
		17,596,366
TOTAL COMMON STOCKS (Cost $17,170,611)		$22,184,117

PREFERRED SECURITIES - 8.0%
Consumer staples - 0.6%
Post Holdings, Inc., 5.250%	14,805	1,668,968
Tyson Foods, Inc., 4.750%	31,528	1,616,125
		3,285,093
Financials - 4.6%
American Tower Corp., 5.250%	13,535	1,337,935
Colony Capital, Inc., 7.125%	19,975	436,654

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
Crown Castle International Corp., 4.500%	22,754	$2,317,722
First Tennessee Bank NA, 3.750% (S)	2,315	1,622,887
HSBC USA, Inc., 3.500%	45,001	966,621
Huntington Bancshares, Inc., 8.500%	1,305	1,742,175
M&T Bank Corp., Series A, 6.375%	1,540	1,544,620
Regions Financial Corp., 6.375%	49,955	1,270,855
SunTrust Banks, Inc., 4.000%	42,525	944,055
The Hartford Financial Services
Group, Inc. (7.875% to 04/15/2022,
then 3 month LIBOR + 5.596%)	50,575	1,545,066
U.S. Bancorp, 3.500%	2,531	1,961,525
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	64,350	1,848,132
Valley National Bancorp (6.250% to
06/30/2025, then
3 month LIBOR + 3.850%)	26,533	679,775
Wells Fargo & Company (5.850% to
09/15/2023, then
3 month LIBOR + 3.090%)	27,605	703,928
Wells Fargo & Company (6.625% to
03/15/2024, then
3 month LIBOR + 3.690%)	36,031	985,448
Welltower, Inc., 6.500%	8,000	541,760
Weyerhaeuser Company, 6.375%	63,700	3,039,127
Zions Bancorporation, 7.900%	43,550	1,177,592
Zions Bancorporation (6.950% to
09/15/2023, then
3 month LIBOR + 3.890%)	22,575	634,358
		25,300,235
Health care - 0.2%
Allergan PLC, 5.500%	1,510	1,424,625
Industrials - 0.3%
Stanley Black & Decker, Inc., 6.250%	16,070	1,767,700
Telecommunication services - 0.2%
Frontier Communications Corp., 11.125%	10,201	950,223
Utilities - 2.1%
Dominion Resources, Inc., 6.000%	38,600	2,160,828
Dominion Resources, Inc., 6.375%	47,070	2,335,143
Exelon Corp., 6.500%	56,187	2,452,563
Integrys Energy Group, Inc. (6.000% to
08/01/2023, then
3 month LIBOR + 3.220%)	18,656	501,846
NextEra Energy, Inc., 5.799%	31,627	1,682,873
SCE Trust I, 5.625%	22,260	545,815
The Laclede Group, Inc., 6.750%	29,900	1,569,209
		11,248,277
TOTAL PREFERRED SECURITIES (Cost $44,078,003)		$43,976,153

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
Lear Corp., Series B
8.750%, 12/01/2016 (I)	1,415,000	12,381
TOTAL ESCROW CERTIFICATES (Cost $76)		$12,381

PURCHASED OPTIONS - 0.1%
Put options - 0.1%
Over the Counter Option on the EUR vs.
CAD (Expiration Date: 09/26/2016;
Strike Price: EUR 1.39; Counterparty:
US Bank NA) (I)	16,805,000	267,116

The accompanying notes are an integral part of the financial statements.	262

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on the EUR vs.
GBP (Expiration Date: 07/18/2016;
Strike Price: EUR 0.65; Counterparty:
Bank of America International) (I)	8,395,000	$35,909
Over the Counter Option on the EUR vs.
GBP (Expiration Date: 07/20/2016;
Strike Price: EUR 0.65; Counterparty:
Bank of America International) (I)	8,405,000	36,515
Over the Counter Option on the EUR vs.
USD (Expiration Date: 11/10/2016;
Strike Price: EUR 0.95; Counterparty:
Deutsche Bank Securities) (I)	17,950,000	126,722
Over the Counter Option on the USD vs.
EUR (Expiration Date: 09/06/2016;
Strike Price: EUR 0.90; Counterparty:
Royal Bank of Scotland) (I)	25,110,000	66,581
		532,843
TOTAL PURCHASED OPTIONS (Cost $742,145)		$532,843

SHORT-TERM INVESTMENTS - 0.7%
Repurchase agreement - 0.7%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2015 at 0.090% to be
repurchased at $2,441,006 on
10/01/2015, collateralized by
$2,393,400 U.S. Treasury Notes,
2.250% due 11/30/2017 (valued at
$2,489,885, including interest)	$2,441,000	2,441,000
Repurchase Agreement with State
Street Corp. dated 09/30/2015 at
0.000% to be repurchased at $1,321,262
on 10/01/2015, collateralized by
$1,330,500 U.S. Treasury Notes,
1.500% - 1.625% due 08/31/2018 to
12/31/2019 (valued at $1,352,275,
including interest)	1,321,262	1,321,262
		3,762,262
TOTAL SHORT-TERM INVESTMENTS (Cost $3,762,262)		$3,762,262
Total Investments (Strategic Income Opportunities Trust)
(Cost $550,956,414) - 97.8%		$533,890,598
Other assets and liabilities, net - 2.2%		11,804,803
TOTAL NET ASSETS - 100.0%		$545,695,401

Total Bond Market Trust B

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 67.7%
U.S. Government - 36.8%
U.S. Treasury Bonds
2.000%, 08/15/2025	$20,801,000	$20,700,781
3.000%, 05/15/2045	12,460,000	12,760,473
4.250%, 05/15/2039 to 11/15/2040	4,060,000	5,120,162
4.375%, 05/15/2041	1,830,000	2,360,080
4.625%, 02/15/2040	3,900,000	5,185,475
4.750%, 02/15/2041	2,000,000	2,713,490
7.500%, 11/15/2016	1,270,000	1,370,476

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
7.875%, 02/15/2021	$3,400,000	$4,523,329
8.125%, 08/15/2021	1,400,000	1,913,625
8.750%, 08/15/2020	5,750,000	7,750,074
U.S. Treasury Notes
0.375%, 10/31/2016	6,200,000	6,198,227
0.625%, 12/31/2016 to 04/30/2018	13,600,000	13,599,256
0.750%, 12/31/2017	3,700,000	3,701,928
0.875%, 04/30/2017	5,000,000	5,024,870
1.000%, 03/31/2017	4,000,000	4,028,908
1.250%, 04/30/2019 to 01/31/2020	2,000,000	2,004,597
1.375%, 09/30/2018	900,000	911,789
1.500%, 12/31/2018 to 03/31/2019	18,200,000	18,470,844
1.625%, 06/30/2019 to 07/31/2020	30,300,000	30,742,151
1.750%, 09/30/2019	7,000,000	7,149,114
1.875%, 08/31/2017	2,000,000	2,046,954
2.000%, 11/15/2021 to 02/15/2022	2,500,000	2,551,387
2.750%, 02/15/2019	7,000,000	7,391,286
3.000%, 09/30/2016 to 02/28/2017	6,720,000	6,925,180
3.125%, 10/31/2016 to 05/15/2021	2,200,000	2,302,708
4.250%, 11/15/2017	7,300,000	7,845,412
		185,292,576
U.S. Government Agency - 30.9%
Federal Farm Credit Bank 4.875%, 12/16/2015	900,000	908,810
Federal Home Loan Bank
0.875%, 05/24/2017	1,000,000	1,004,475
5.375%, 05/18/2016	2,200,000	2,268,794
5.500%, 07/15/2036	190,000	251,339
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	1,500,000	1,546,076
2.500%, 05/27/2016	1,180,000	1,196,731
2.618%, 08/01/2037 (P)	645,509	689,640
2.851%, 02/01/2037 (P)	324,903	347,524
3.000%, 10/01/2042	3,157,703	3,204,206
3.500%, TBA (C)	4,300,000	4,475,359
3.500%, 12/01/2025 to 03/01/2045	7,441,909	7,800,090
4.000%, 02/01/2024 to 12/01/2040	2,496,946	2,670,050
4.500%, 05/01/2024 to 11/01/2041	4,765,834	5,184,107
5.000%, TBA (C)	2,300,000	2,519,938
5.000%, 06/01/2023 to 10/01/2040	1,150,275	1,270,390
5.500%, 08/23/2017 to 01/01/2039	3,052,851	3,362,286
6.000%, 06/01/2022 to 10/01/2038	770,408	881,397
6.250%, 07/15/2032	450,000	637,623
6.500%, 07/01/2016 to 09/01/2038	239,741	276,314
6.750%, 09/15/2029	1,200,000	1,753,660
7.000%, 02/01/2016 to 10/01/2038	152,996	179,808
7.500%, 09/01/2030 to 03/01/2032	17,266	20,770
8.000%, 02/01/2030	2,282	2,778
Federal National Mortgage Association
1.809%, 07/01/2034 (P)	375,154	389,040
1.885%, 01/01/2035 (P)	722,932	755,826
2.313%, 09/01/2037 (P)	290,779	308,197
2.391%, 10/01/2037 (P)	101,642	108,718
2.414%, 05/01/2036 (P)	161,007	171,860
2.437%, 04/01/2037 (P)	878,615	939,789
2.500%, TBA (C)	4,000,000	4,079,062
2.500%, 05/01/2028	1,997,540	2,051,380
2.625%, 09/06/2024	1,000,000	1,024,484
2.700%, 04/01/2036 (P)	108,901	116,483
3.000%, TBA (C)	11,400,000	11,558,531
3.000%, 01/01/2027 to 04/01/2043	12,819,830	13,215,323
3.500%, TBA (C)	3,000,000	3,130,313

The accompanying notes are an integral part of the financial statements.	263

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
3.500%, 12/01/2025 to 02/01/2043	$12,469,836	$13,072,045
4.000%, 08/01/2020 to 05/01/2042	6,319,487	6,764,557
4.500%, 06/01/2018 to 06/01/2041	6,181,730	6,695,928
5.000%, 12/01/2018 to 07/01/2039	3,309,741	3,647,548
5.500%, 08/01/2017 to 11/01/2038	2,317,636	2,581,597
6.000%, 01/01/2021 to 08/01/2038	1,619,220	1,838,924
6.500%, 07/01/2016 to 12/01/2037	407,328	471,303
7.000%, 12/01/2015 to 10/01/2038	156,631	183,964
7.125%, 01/15/2030	209,000	313,354
7.250%, 05/15/2030	1,450,000	2,190,543
7.500%, 09/01/2030 to 08/01/2031	36,165	43,357
8.000%, 08/01/2030 to 09/01/2031	9,899	12,012
8.500%, 09/01/2030	1,309	1,623
Government National Mortgage Association
3.000%, TBA (C)	5,000,000	5,104,687
3.000%, 08/15/2043	2,905,515	2,973,839
3.500%, TBA (C)	2,800,000	2,930,594
3.500%, 01/15/2043 to 04/20/2045	7,557,202	7,936,442
4.000%, 11/15/2026 to 08/20/2045	7,161,793	7,666,307
4.500%, 05/15/2019 to 10/20/2040	3,444,477	3,749,933
5.000%, 05/15/2018 to 07/20/2040	2,952,559	3,272,865
5.500%, 08/15/2023 to 09/20/2039	1,087,273	1,221,931
6.000%, 04/15/2017 to 10/15/2038	671,670	771,353
6.500%, 05/15/2028 to 12/15/2038	356,059	414,730
7.000%, 08/15/2029 to 05/15/2032	63,273	75,033
7.500%, 08/15/2029 to 01/15/2031	21,142	25,602
8.000%, 04/15/2031	8,662	10,650
8.500%, 09/15/2030	5,802	7,262
9.000%, 01/15/2031	1,432	1,799
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	776,204
The Financing Corp. 8.600%, 09/26/2019	675,000	861,127
		155,918,284
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $330,834,947)		$341,210,860

FOREIGN GOVERNMENT
OBLIGATIONS - 3.0%
Brazil - 0.3%
Federative Republic of Brazil
4.250%, 01/07/2025	1,612,000	1,410,500
5.875%, 01/15/2019	105,000	109,988
		1,520,488
Canada - 0.8%
Government of Canada
0.875%, 02/14/2017	250,000	250,920
Province of British Columbia
6.500%, 01/15/2026	490,000	652,834
Province of Manitoba
9.625%, 12/01/2018	300,000	372,194
Province of New Brunswick
5.200%, 02/21/2017	380,000	403,431
Province of Nova Scotia
5.125%, 01/26/2017	455,000	480,425
Province of Ontario
1.100%, 10/25/2017	1,000,000	1,001,216
Province of Quebec
7.125%, 02/09/2024	150,000	197,302

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Quebec (continued)
7.500%, 07/15/2023	$410,000	$548,750
		3,907,072
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	544,425
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	560,175
Israel - 0.2%
Government of Israel
5.125%, 03/26/2019	530,000	590,632
5.500%, 09/18/2023	455,000	558,258
		1,148,890
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	380,699
Japan - 0.3%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,250,000	1,266,574
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	465,423
6.050%, 01/11/2040	930,000	1,018,350
		1,483,773
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	440,300
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	286,875
7.125%, 03/30/2019	120,000	138,600
		425,475
Philippines - 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,074,972
Poland - 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	127,343
South Africa - 0.2%
Republic of South Africa
5.500%, 03/09/2020	740,000	786,583
Turkey - 0.2%
Republic of Turkey
6.000%, 01/14/2041	400,000	389,500
6.250%, 09/26/2022	400,000	427,500
7.500%, 07/14/2017	400,000	431,500
		1,248,500
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $14,801,529)		$14,915,269

CORPORATE BONDS - 26.2%
Consumer discretionary - 2.7%
21st Century Fox America, Inc.
6.650%, 11/15/2037	440,000	525,311

The accompanying notes are an integral part of the financial statements.	264

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
American Honda Finance Corp.
0.777%, 09/20/2017 (P)	$470,000	$470,005
2.150%, 03/13/2020	250,000	248,419
2.450%, 09/24/2020	470,000	469,749
Brinker International, Inc.
3.875%, 05/15/2023	250,000	244,680
CBS Corp.
4.300%, 02/15/2021	150,000	159,585
Comcast Corp.
5.700%, 07/01/2019	310,000	351,168
6.500%, 11/15/2035	255,000	324,714
Cox Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	148,823
DIRECTV Holdings LLC
5.150%, 03/15/2042	50,000	47,009
6.375%, 03/01/2041	360,000	385,894
Discovery Communications LLC
5.625%, 08/15/2019	250,000	279,011
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,040,000	1,106,120
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	237,622
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	243,818
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	162,093
Lowe’s Companies, Inc.
3.375%, 09/15/2025	460,000	465,557
5.800%, 10/15/2036	140,000	168,699
6.100%, 09/15/2017	180,000	196,819
McDonald’s Corp.
3.625%, 05/20/2021	250,000	265,200
5.000%, 02/01/2019	228,000	250,094
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	259,635
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	331,510
Target Corp.
6.500%, 10/15/2037	288,000	377,029
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	142,483
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	399,875
3.350%, 09/15/2025	752,000	766,144
4.250%, 04/01/2046	390,000	393,054
5.875%, 12/16/2036	280,000	344,307
The Walt Disney Company
1.500%, 09/17/2018	500,000	501,376
3.150%, 09/17/2025	500,000	507,788
5.625%, 09/15/2016	340,000	356,231
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	232,004
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	61,674
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	111,014
7.570%, 02/01/2024	240,000	296,628
Time Warner Entertainment Company LP
8.375%, 07/15/2033	525,000	609,158
Time Warner, Inc.
4.850%, 07/15/2045	500,000	490,995
7.625%, 04/15/2031	285,000	364,068

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Toyota Motor Credit Corp.
3.400%, 09/15/2021	$320,000	$333,081
Viacom, Inc.
4.500%, 03/01/2021	120,000	124,518
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	59,970
		13,812,932
Consumer staples - 1.7%
Altria Group, Inc.
9.250%, 08/06/2019	105,000	130,869
9.950%, 11/10/2038	17,000	27,195
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	540,424
7.750%, 01/15/2019	335,000	393,682
Bottling Group LLC
5.125%, 01/15/2019	105,000	116,040
Brown-Forman Corp.
2.500%, 01/15/2016	300,000	301,610
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	191,167
Campbell Soup Company
4.500%, 02/15/2019	300,000	322,719
ConAgra Foods, Inc.
5.819%, 06/15/2017	38,000	40,627
7.000%, 04/15/2019	118,000	135,725
9.750%, 03/01/2021	175,000	223,306
CVS Health Corp.
4.125%, 05/15/2021	60,000	64,231
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	86,415	111,305
Diageo Capital PLC
4.828%, 07/15/2020	95,000	105,510
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	500,000	502,928
Energizer Holdings, Inc.
4.700%, 05/19/2021	250,000	255,904
General Mills, Inc.
5.650%, 02/15/2019	315,000	350,466
Kellogg Company
4.150%, 11/15/2019	30,000	32,131
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	294,099
Kraft Foods Group, Inc.
6.125%, 08/23/2018	66,000	73,628
6.875%, 01/26/2039	40,000	49,748
PepsiCo, Inc.
4.000%, 03/05/2042	270,000	260,571
5.500%, 01/15/2040	280,000	326,891
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	259,206
4.125%, 05/17/2021	320,000	344,279
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	268,712
Safeway, Inc.
6.350%, 08/15/2017	27,000	28,080
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	250,000	238,390
The Clorox Company
5.950%, 10/15/2017	295,000	321,852
The Coca-Cola Company
3.150%, 11/15/2020	560,000	586,754
The Kroger Company
3.900%, 10/01/2015	150,000	150,000

The accompanying notes are an integral part of the financial statements.	265

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
The Kroger Company (continued)
6.400%, 08/15/2017	$370,000	$402,954
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	60,544
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	108,549
6.200%, 04/15/2038	125,000	160,458
7.550%, 02/15/2030	410,000	581,068
Walgreen Company
5.250%, 01/15/2019	84,000	92,127
		8,453,749
Energy - 3.2%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	308,177
Apache Corp.
3.625%, 02/01/2021	250,000	257,896
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	499,250
2.750%, 05/10/2023	250,000	240,103
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	288,852
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	43,631
Chevron Corp.
1.961%, 03/03/2020	850,000	846,489
4.950%, 03/03/2019	90,000	99,686
ConocoPhillips
5.750%, 02/01/2019	100,000	112,350
DCP Midstream LLC
9.750%, 03/15/2019 (S)	95,000	106,424
Devon Energy Corp.
5.000%, 06/15/2045	485,000	439,660
Devon Financing Corp. ULC
7.875%, 09/30/2031	170,000	208,079
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	150,925
Encana Corp.
6.500%, 08/15/2034	270,000	242,266
Energy Transfer Partners LP
6.125%, 12/15/2045	350,000	310,884
6.500%, 02/01/2042	50,000	45,903
6.700%, 07/01/2018	250,000	274,351
Ensco PLC
4.700%, 03/15/2021	360,000	306,751
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	246,814
6.875%, 03/01/2033	130,000	151,255
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	321,026
Exxon Mobil Corp.
2.397%, 03/06/2022	750,000	746,917
Halliburton Company
6.150%, 09/15/2019	360,000	410,384
Hess Corp.
8.125%, 02/15/2019	280,000	327,018
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	55,303
6.500%, 09/01/2039	180,000	170,982
9.000%, 02/01/2019	60,000	70,874
Kinder Morgan, Inc.
5.550%, 06/01/2045	375,000	311,641
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	205,242

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Marathon Oil Corp.
3.850%, 06/01/2025	$500,000	$445,098
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	117,053
Nexen Energy ULC
6.200%, 07/30/2019	120,000	133,847
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	31,810
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	323,150
ONEOK Partners LP
6.650%, 10/01/2036	268,000	267,426
Petro-Canada
5.950%, 05/15/2035	235,000	261,504
6.050%, 05/15/2018	125,000	137,405
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	238,163
5.375%, 01/27/2021	400,000	291,880
6.750%, 01/27/2041	80,000	51,200
Petrobras International Finance Company SA
8.375%, 12/10/2018	90,000	76,500
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	483,950
5.500%, 01/21/2021	320,000	335,680
6.625%, 06/15/2035	230,000	215,625
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	71,572
Shell International Finance BV
0.900%, 11/15/2016	500,000	501,117
6.375%, 12/15/2038	90,000	112,336
Southern Natural Gas Company LLC
4.400%, 06/15/2021	250,000	258,562
Statoil ASA
1.800%, 11/23/2016	580,000	586,067
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	147,837
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	56,588
6.250%, 02/01/2038	110,000	93,847
7.750%, 06/01/2019	150,000	168,517
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	193,074
Tosco Corp.
8.125%, 02/15/2030	383,000	532,861
Total Capital SA
3.125%, 10/02/2015	40,000	40,000
4.125%, 01/28/2021	40,000	43,729
4.250%, 12/15/2021	60,000	65,898
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	437,973
Valero Energy Corp.
6.125%, 06/15/2017	345,000	370,008
7.500%, 04/15/2032	270,000	319,978
Weatherford International, Ltd.
5.500%, 02/15/2016	340,000	344,101
6.000%, 03/15/2018	185,000	187,269
Williams Partners LP
5.250%, 03/15/2020	400,000	426,397
		16,167,155
Financials - 9.0%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	187,516

The accompanying notes are an integral part of the financial statements.	266

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
African Development Bank
6.875%, 10/15/2015	$145,000	$145,132
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	325,000	341,069
American Express Company
2.650%, 12/02/2022	345,000	336,106
American Express Credit Corp.
2.800%, 09/19/2016	400,000	406,951
American International Group, Inc.
6.250%, 05/01/2036	430,000	520,543
American Tower Corp.
4.500%, 01/15/2018	310,000	326,125
Asian Development Bank
5.593%, 07/16/2018	590,000	660,009
Bank of America Corp.
2.000%, 01/11/2018	500,000	501,879
5.000%, 05/13/2021	820,000	903,615
5.650%, 05/01/2018	500,000	545,410
5.875%, 01/05/2021	350,000	400,859
6.500%, 08/01/2016	80,000	83,554
6.875%, 04/25/2018 to 11/15/2018	397,000	446,401
7.750%, 05/14/2038	480,000	660,254
Barclays Bank PLC
6.750%, 05/22/2019	240,000	279,143
BB&T Corp.
5.200%, 12/23/2015	335,000	338,639
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	65,777
5.400%, 05/15/2018	105,000	115,691
Boston Properties LP
4.125%, 05/15/2021	300,000	319,547
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	350,278
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,906,372
Citigroup, Inc.
2.400%, 02/18/2020	1,500,000	1,492,824
5.500%, 09/13/2025	400,000	436,662
8.500%, 05/22/2019	277,000	334,455
CNA Financial Corp.
7.350%, 11/15/2019	280,000	331,583
Credit Suisse/New York
3.000%, 10/29/2021	750,000	751,103
Deutsche Bank AG
3.250%, 01/11/2016	500,000	503,320
Discover Financial Services
5.200%, 04/27/2022	120,000	128,140
Essex Portfolio LP
5.200%, 03/15/2021	60,000	66,673
European Bank for Reconstruction &
Development
1.000%, 09/17/2018	500,000	497,523
European Investment Bank
1.750%, 06/17/2019	1,750,000	1,777,655
2.875%, 09/15/2020	700,000	743,485
4.625%, 10/20/2015	495,000	495,911
4.875%, 01/17/2017	200,000	210,862
Fifth Third Bancorp
5.450%, 01/15/2017	300,000	313,896
General Electric Capital Corp.
6.000%, 08/07/2019	650,000	751,803
6.750%, 03/15/2032	230,000	310,760

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (continued)
6.875%, 01/10/2039	$585,000	$819,276
HCP, Inc.
3.875%, 08/15/2024	400,000	391,491
HSBC Holdings PLC
6.500%, 09/15/2037	660,000	777,242
HSBC USA, Inc.
2.350%, 03/05/2020	1,000,000	986,326
Inter-American Development Bank
7.000%, 06/15/2025	325,000	446,248
International Bank for Reconstruction
& Development
1.000%, 09/15/2016	500,000	502,756
2.125%, 11/01/2020	500,000	513,535
8.625%, 10/15/2016	100,000	107,940
International Finance Corp.
0.875%, 06/15/2018	600,000	598,655
Jefferies Group LLC
5.125%, 04/13/2018	330,000	346,438
JPMorgan Chase & Co.
1.100%, 10/15/2015	290,000	290,061
3.375%, 05/01/2023	500,000	488,635
4.350%, 08/15/2021	710,000	765,212
6.400%, 05/15/2038	125,000	156,873
KeyCorp
5.100%, 03/24/2021	250,000	276,640
KFW
1.000%, 06/11/2018	500,000	499,850
1.875%, 04/01/2019	1,000,000	1,022,127
4.375%, 03/15/2018	360,000	389,762
5.125%, 03/14/2016	780,000	796,372
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	70,138
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	79,408
Lincoln National Corp.
7.000%, 06/15/2040	150,000	192,845
MetLife, Inc.
6.750%, 06/01/2016	150,000	155,923
6.817%, 08/15/2018	190,000	216,463
Moody’s Corp.
5.500%, 09/01/2020	60,000	67,836
Morgan Stanley
2.650%, 01/27/2020	300,000	301,438
2.800%, 06/16/2020	485,000	488,490
4.100%, 05/22/2023	750,000	762,116
5.950%, 12/28/2017	435,000	474,045
6.625%, 04/01/2018	503,000	560,142
7.300%, 05/13/2019	110,000	128,446
MUFG Union Bank NA
5.950%, 05/11/2016	250,000	257,380
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	225,102
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	110,946
Northern Trust Corp.
3.450%, 11/04/2020	300,000	316,789
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	295,000	299,806
PartnerRe Finance A LLC
6.875%, 06/01/2018	250,000	280,491

The accompanying notes are an integral part of the financial statements.	267

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
PartnerRe Finance B LLC
5.500%, 06/01/2020	$60,000	$66,621
Plum Creek Timberlands LP
4.700%, 03/15/2021	150,000	162,304
PNC Funding Corp.
5.625%, 02/01/2017	310,000	326,474
6.700%, 06/10/2019	310,000	360,842
Prudential Financial, Inc.
5.375%, 06/21/2020	280,000	315,561
Rabobank Nederland NV
4.500%, 01/11/2021	500,000	551,525
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	54,883
Royal Bank of Canada
2.200%, 07/27/2018	600,000	609,031
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	110,227
Simon Property Group LP
3.500%, 09/01/2025	441,500	442,302
5.650%, 02/01/2020	330,000	374,500
State Street Corp.
3.100%, 05/15/2023	250,000	246,296
Stifel Financial Corp.
4.250%, 07/18/2024	500,000	500,048
SunTrust Banks, Inc.
6.000%, 09/11/2017	435,000	470,293
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	150,000	150,888
The Bank of Nova Scotia
2.900%, 03/29/2016	580,000	586,500
The Bear Stearns Companies LLC
7.250%, 02/01/2018	710,000	794,922
The Chubb Corp.
5.750%, 05/15/2018	275,000	305,071
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	500,000	506,791
6.125%, 02/15/2033	375,000	446,807
6.150%, 04/01/2018	735,000	809,527
7.500%, 02/15/2019	240,000	280,527
The Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	170,000	197,559
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	354,415
6.250%, 06/20/2016	190,000	197,297
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	66,975
UBS AG
5.750%, 04/25/2018	185,000	202,848
Ventas Realty LP
4.750%, 06/01/2021	60,000	64,738
Wells Fargo & Company
3.450%, 02/13/2023	750,000	746,741
5.625%, 12/11/2017	185,000	201,175
Welltower, Inc.
4.950%, 01/15/2021	320,000	348,686
XLIT, Ltd.
5.750%, 10/01/2021	310,000	354,176
		45,357,318
Health care - 2.3%
Abbott Laboratories
2.950%, 03/15/2025	300,000	293,867
AbbVie, Inc.
2.900%, 11/06/2022	500,000	489,019

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc. (continued)
4.400%, 11/06/2042	$260,000	$237,715
Actavis Funding SCS
4.750%, 03/15/2045	960,000	872,129
Aetna, Inc.
3.950%, 09/01/2020	290,000	309,099
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	252,828
Amgen, Inc.
4.400%, 05/01/2045	260,000	238,864
5.150%, 11/15/2041	100,000	102,830
5.700%, 02/01/2019	450,000	499,768
5.750%, 03/15/2040	40,000	44,297
Anthem, Inc.
4.650%, 08/15/2044	150,000	145,073
6.375%, 06/15/2037	345,000	413,662
AstraZeneca PLC
5.900%, 09/15/2017	340,000	370,448
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	307,070
Cigna Corp.
4.000%, 02/15/2022	280,000	290,136
Covidien International Finance SA
6.000%, 10/15/2017	360,000	393,153
Express Scripts Holding Company
6.125%, 11/15/2041	330,000	380,982
Gilead Sciences, Inc.
4.500%, 04/01/2021	330,000	359,277
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	210,000	266,772
Johnson & Johnson
2.150%, 05/15/2016	320,000	323,608
5.850%, 07/15/2038	285,000	366,082
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	300,534
Life Technologies Corp.
5.000%, 01/15/2021	310,000	340,401
McKesson Corp.
4.750%, 03/01/2021	150,000	166,574
Medtronic, Inc.
5.600%, 03/15/2019	165,000	185,725
Merck & Company, Inc.
2.750%, 02/10/2025	850,000	827,696
Mylan, Inc.
2.600%, 06/24/2018	250,000	249,779
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	88,955
Pfizer, Inc.
4.400%, 05/15/2044	264,000	265,385
Pharmacia Corp.
6.500%, 12/01/2018	335,000	385,061
Quest Diagnostics, Inc.
4.700%, 03/30/2045	500,000	455,565
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024	350,000	362,651
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	49,341
5.800%, 03/15/2036	300,000	358,613
Zimmer Biomet Holdings, Inc.
4.450%, 08/15/2045	375,000	346,864
		11,339,823

The accompanying notes are an integral part of the financial statements.	268

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials - 1.7%
3M Company
3.000%, 08/07/2025	$330,000	$333,416
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	48,499
4.700%, 10/01/2019	250,000	274,710
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	323,054
Caterpillar Financial Services Corp.
1.700%, 06/16/2018	485,000	486,912
Caterpillar, Inc.
3.400%, 05/15/2024	500,000	499,194
7.900%, 12/15/2018	95,000	112,519
CSX Corp.
3.700%, 10/30/2020	270,000	286,214
7.375%, 02/01/2019	105,000	122,613
Emerson Electric Company
2.625%, 12/01/2021	250,000	252,657
4.875%, 10/15/2019	250,000	277,594
FedEx Corp.
3.875%, 08/01/2042	420,000	368,137
8.000%, 01/15/2019	50,000	59,693
Fluor Corp.
3.375%, 09/15/2021	320,000	332,098
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	340,000	383,227
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	542,813
Koninklijke Philips NV
6.875%, 03/11/2038	250,000	294,762
L-3 Communications Corp.
4.750%, 07/15/2020	150,000	156,971
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	241,885
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	155,334
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	201,017
Precision Castparts Corp.
3.250%, 06/15/2025	500,000	500,854
Ryder System, Inc.
2.450%, 11/15/2018	250,000	252,094
Snap-on, Inc.
6.125%, 09/01/2021	310,000	365,850
The Boeing Company
8.750%, 09/15/2031	90,000	137,360
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	547,903
Union Pacific Corp.
4.000%, 02/01/2021	280,000	301,667
4.821%, 02/01/2044	285,000	311,029
United Technologies Corp.
5.375%, 12/15/2017	100,000	108,774
6.125%, 02/01/2019	245,000	278,077
		8,556,927
Information technology - 1.7%
Apple, Inc.
2.400%, 05/03/2023	800,000	775,629
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	471,459
3.900%, 10/01/2025	470,000	468,615
5.100%, 10/01/2035	470,000	474,049
Automatic Data Processing, Inc.
3.375%, 09/15/2025	752,000	764,625

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Baidu, Inc.
3.000%, 06/30/2020	$250,000	$248,369
4.125%, 06/30/2025	250,000	244,237
Cisco Systems, Inc.
3.150%, 03/14/2017	360,000	371,852
5.900%, 02/15/2039	80,000	97,682
eBay, Inc.
3.250%, 10/15/2020	250,000	253,922
Fiserv, Inc.
2.700%, 06/01/2020	250,000	251,988
Google, Inc.
3.625%, 05/19/2021	320,000	343,502
Hewlett-Packard Company
3.750%, 12/01/2020	300,000	310,194
IBM Corp.
2.000%, 01/05/2016	330,000	331,362
4.000%, 06/20/2042	210,000	193,785
5.600%, 11/30/2039	21,000	23,722
Intel Corp.
2.700%, 12/15/2022	690,000	678,206
Leidos Holdings, Inc.
4.450%, 12/01/2020	300,000	298,454
Microsoft Corp.
3.750%, 05/01/2043	500,000	460,410
Oracle Corp.
4.125%, 05/15/2045	500,000	472,088
5.750%, 04/15/2018	435,000	480,385
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	472,339
The Western Union Company
3.650%, 08/22/2018	100,000	103,310
Xerox Corp.
6.750%, 12/15/2039	60,000	66,700
		8,656,884
Materials - 1.1%
Agrium, Inc.
6.750%, 01/15/2019	350,000	398,287
Barrick North America Finance LLC
4.400%, 05/30/2021	250,000	244,119
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	300,000	342,531
CRH America, Inc.
8.125%, 07/15/2018	220,000	255,885
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	192,142
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	500,000	371,875
Glencore Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	99,750
Monsanto Company
2.850%, 04/15/2025	300,000	274,745
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	208,607
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	163,830
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	315,324
Praxair, Inc.
2.450%, 02/15/2022	240,000	234,575
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	110,435
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	250,865

The accompanying notes are an integral part of the financial statements.	269

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	$485,000	$473,270
5.200%, 11/02/2040	250,000	242,217
6.500%, 07/15/2018	70,000	78,108
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	47,180
6.250%, 07/15/2041	270,000	153,900
The Dow Chemical Company
4.375%, 11/15/2042	590,000	515,108
9.400%, 05/15/2039	130,000	190,825
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	270,883
		5,434,461
Telecommunication services - 1.2%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	485,555
5.000%, 03/30/2020	61,000	67,148
AT&T, Inc.
3.000%, 02/15/2022	500,000	490,762
4.300%, 12/15/2042	20,000	17,197
4.750%, 05/15/2046	900,000	825,143
5.350%, 09/01/2040	400,000	395,333
British Telecommunications PLC
9.625%, 12/15/2030	190,000	283,462
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	208,836
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	269,843
Telefonica Europe BV
8.250%, 09/15/2030	350,000	454,036
Verizon Communications, Inc.
2.625%, 02/21/2020	880,000	885,318
4.272%, 01/15/2036	458,000	414,622
4.522%, 09/15/2048	260,000	228,622
4.600%, 04/01/2021	650,000	701,182
Vodafone Group PLC
4.375%, 03/16/2021	110,000	118,303
5.450%, 06/10/2019	320,000	354,500
		6,199,862
Utilities - 1.6%
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	494,516
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	263,523
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	342,823
Constellation Energy Group, Inc.
5.150%, 12/01/2020	310,000	340,924
Dominion Resources, Inc.
5.200%, 08/15/2019	110,000	121,784
DTE Energy Company
6.350%, 06/01/2016	230,000	238,240
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	251,168
7.000%, 11/15/2018	290,000	337,412
Entergy Corp.
5.125%, 09/15/2020	310,000	334,170
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	57,872
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	170,019

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Florida Power & Light Company
5.650%, 02/01/2037	$290,000	$352,939
Georgia Power Company
5.950%, 02/01/2039	335,000	385,167
Hydro-Quebec
8.400%, 01/15/2022	250,000	330,933
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	223,022
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	221,000	224,128
NiSource Finance Corp.
6.800%, 01/15/2019	380,000	434,916
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	256,819
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	63,142
6.050%, 03/01/2034	260,000	314,077
PacifiCorp
6.000%, 01/15/2039	335,000	415,987
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	326,900
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	250,460
PPL WEM Holdings, Ltd.
5.375%, 05/01/2021 (S)	60,000	66,771
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	328,153
7.050%, 03/15/2019	50,000	57,871
Public Service Electric & Gas Company
3.000%, 05/15/2025	250,000	249,083
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	258,223
Southern California Edison Company
5.350%, 07/15/2035	130,000	150,013
Southwestern Public Service Company
8.750%, 12/01/2018	255,000	306,834
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	51,880
8.875%, 11/15/2038	190,000	305,071
		8,304,840
TOTAL CORPORATE BONDS (Cost $123,902,178)		$132,283,951

MUNICIPAL BONDS - 0.9%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	68,095
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	186,071
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	73,505
Metropolitan Washington Airports Authority
Dulles Toll Road (District of Columbia)
7.462%, 10/01/2046	40,000	51,470
New Jersey Turnpike Authority
7.102%, 01/01/2041	90,000	120,548
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	407,759
New York State Urban Development Corp.
5.770%, 03/15/2039	300,000	365,070
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	67,283
State of California
7.300%, 10/01/2039	400,000	553,144
7.500%, 04/01/2034	80,000	112,184

The accompanying notes are an integral part of the financial statements.	270

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
State of Illinois, GO
5.100%, 06/01/2033	$115,000	$107,779
7.350%, 07/01/2035	280,000	305,452
State of Texas
5.517%, 04/01/2039	260,000	325,224
State of Utah
3.539%, 07/01/2025	390,000	415,994
4.554%, 07/01/2024	260,000	294,016
State of Washington
5.481%, 08/01/2039	260,000	316,815
Texas Transportation Commission State
Highway Fund
5.178%, 04/01/2030	310,000	361,004
University of California
5.770%, 05/15/2043	320,000	392,371
TOTAL MUNICIPAL BONDS (Cost $3,854,293)		$4,523,784

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.7%
Commercial and residential - 1.2%
Banc of America Commercial Mortgage Trust
Series 2006-4, Class A4,
5.634%, 07/10/2046	679,278	690,447
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	201,035
Bear Stearns Commercial
Mortgage Securities Trust
Series 2006-PW11, Class AM,
5.603%, 03/11/2039 (P)	200,000	201,943
Series 2006-PW12, Class A4,
5.901%, 09/11/2038 (P)	707,945	717,511
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.488%, 01/15/2046 (P)	106,871	106,954
Series 2006-CD2, Class AM,
5.535%, 01/15/2046 (P)	200,000	201,379
Commercial Mortgage Pass
Through Certificates
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	500,000	506,173
Series 2012-CR5, Class A4,
2.771%, 12/10/2045	179,000	180,262
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2006-LDP8,
Class AM 5.440%, 05/15/2045	485,000	498,250
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.097%, 07/15/2044 (P)	176,855	187,013
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	644,153	685,941
Series 2006-C1, Class AM,
5.865%, 05/12/2039 (P)	800,000	815,273
Morgan Stanley Bank Of America Merrill
Lynch Trust, Series 2013-C7, Class A4
2.918%, 02/15/2046	240,000	242,245
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4,
5.821%, 06/11/2042 (P)	624,452	664,354
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	213,189

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A5
5.215%, 01/15/2041 (P)	$58,838	$58,764
U.S. Government Agency - 0.5%
Federal Home Loan Mortgage Corp.
Series K005, Class A2, 4.317%, 11/25/2019	700,000	771,957
Series K013, Class A2, 3.974%, 01/25/2021	700,000	770,733
Series K712, Class A2, 1.869%, 11/25/2019	700,000	706,964
		2,249,654
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,010,426)		$8,420,387

ASSET BACKED SECURITIES - 0.5%
Ally Auto Receivables Trust, Series 2015-1,
Class A3 1.390%, 09/16/2019	394,000	395,086
BA Credit Card Trust, Series 2007-A1,
Class A1 5.170%, 06/15/2019	500,000	526,691
BMW Vehicle Lease Trust, Series 2014-1,
Class A3 0.730%, 02/21/2017	484,457	484,543
Capital Auto Receivables Asset Trust,
Series 2014-2, Class C 2.410%, 05/20/2019	140,000	141,996
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1
5.350%, 02/07/2020	500,000	548,149
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A3
0.880%, 06/15/2018	500,000	499,367
TOTAL ASSET BACKED SECURITIES (Cost $2,630,914)		$2,595,832

SHORT-TERM INVESTMENTS - 7.8%
Money market funds - 7.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	39,101,899	39,101,899
TOTAL SHORT-TERM INVESTMENTS (Cost $39,101,899)		$39,101,899
Total Investments (Total Bond Market Trust B)
(Cost $523,136,186) - 107.8%		$543,051,982
Other assets and liabilities, net - (7.8%)		(39,142,544)
TOTAL NET ASSETS - 100.0%		$503,909,438

Total Stock Market Index Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.1%
Consumer discretionary - 13.7%
Auto components - 0.4%
American Axle &
Manufacturing Holdings, Inc. (I)	1,888	$37,647
Autoliv, Inc. (L)	2,070	225,651
BorgWarner, Inc.	5,421	225,459
Cooper Tire & Rubber Company	1,257	49,664
Dana Holding Corp.	3,895	61,853
Dorman Products, Inc. (I)	912	46,412
Drew Industries, Inc.	570	31,128
Federal-Mogul Holdings Corp. (I)	4,392	29,997
Fox Factory Holding Corp. (I)	1,016	17,130

The accompanying notes are an integral part of the financial statements.	271

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Fuel Systems Solutions, Inc. (I)	1,544	$7,458
Gentex Corp.	7,125	110,438
Gentherm, Inc. (I)	919	41,281
Horizontal Global Corp. (I)	453	3,995
Johnson Controls, Inc.	15,597	645,015
Lear Corp.	1,843	200,482
Metaldyne Performance Group, Inc.	1,657	34,814
Modine Manufacturing Company (I)	1,300	10,231
Motorcar Parts of America, Inc. (I)	567	17,770
Remy International, Inc. (I)	860	25,155
Shiloh Industries, Inc. (I)	550	4,455
Spartan Motors, Inc.	2,421	9,999
Standard Motor Products, Inc.	572	19,951
Stoneridge, Inc. (I)	901	11,118
Superior Industries International, Inc.	865	16,158
Sypris Solutions, Inc.	379	459
Tenneco, Inc. (I)	1,435	64,245
The Goodyear Tire & Rubber Company	6,422	188,357
Tower International, Inc. (I)	623	14,802
UQM Technologies, Inc. (I)	2,453	1,558
Visteon Corp. (I)	1,074	108,732
		2,261,414
Automobiles - 0.6%
Ford Motor Company	94,174	1,277,941
General Motors Company	38,333	1,150,757
Harley-Davidson, Inc.	5,086	279,221
Tesla Motors, Inc. (I)(L)	2,996	744,206
Thor Industries, Inc.	1,235	63,973
Winnebago Industries, Inc.	747	14,305
		3,530,403
Distributors - 0.1%
Core-Mark Holding Company, Inc.	592	38,746
Educational Development Corp.	1,013	7,648
Genuine Parts Company	3,598	298,238
LKQ Corp. (I)	7,322	207,652
Pool Corp.	1,039	75,120
Weyco Group, Inc.	372	10,059
		637,463
Diversified consumer services - 0.2%
2U, Inc. (I)	1,006	36,115
American Public Education, Inc. (I)	453	10,623
Apollo Education Group, Inc. (I)	2,538	28,070
Ascent Capital Group, Inc., Class A (I)	363	9,939
Bridgepoint Education, Inc. (I)	1,121	8,542
Bright Horizons Family Solutions, Inc. (I)	1,463	93,983
Capella Education Company	323	15,995
Carriage Services, Inc.	545	11,767
Chegg, Inc. (I)(L)	2,115	15,249
Corinthian Colleges, Inc. (I)	2,076	0
DeVry Education Group, Inc.	1,447	39,373
Education Management Corp. (I)	3,020	183
Graham Holdings Company, Class B	140	80,780
Grand Canyon Education, Inc. (I)	1,133	43,043
H&R Block, Inc.	6,527	236,277
Houghton Mifflin Harcourt Company (I)	3,348	67,998
ITT Educational Services, Inc. (I)	608	2,085
K12, Inc. (I)	1,084	13,485
Learning Tree International, Inc. (I)	519	649
LifeLock, Inc. (I)	2,395	20,980
Lincoln Educational Services Corp.	678	346
Regis Corp. (I)	1,321	17,305

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Service Corp. International	4,706	$127,533
ServiceMaster Global Holdings, Inc. (I)	3,250	109,038
Sotheby’s (L)	1,604	51,296
Steiner Leisure, Ltd. (I)	379	23,945
Stonemor Partners LP	777	21,197
Strayer Education, Inc. (I)	266	14,622
Weight Watchers International, Inc. (I)	1,290	8,230
		1,108,648
Hotels, restaurants and leisure - 2.3%
Ambassadors Group, Inc. (I)	714	1,942
ARAMARK	5,671	168,088
Biglari Holdings, Inc. (I)	56	20,481
BJ’s Restaurants, Inc. (I)	673	28,959
Bloomin’ Brands, Inc.	2,988	54,322
Bob Evans Farms, Inc.	526	22,802
Boyd Gaming Corp. (I)	2,796	45,575
Bravo Brio Restaurant Group, Inc. (I)	807	9,095
Brinker International, Inc.	1,483	78,110
Buffalo Wild Wings, Inc. (I)	435	84,142
Caesars Entertainment Corp. (I)(L)	3,301	19,443
Carnival Corp.	14,116	701,565
Carrols Restaurant Group, Inc. (I)	1,460	17,374
Cedar Fair LP	1,367	71,918
Chipotle Mexican Grill, Inc. (I)	735	529,384
Choice Hotels International, Inc.	1,424	67,854
Churchill Downs, Inc.	455	60,884
Chuy’s Holdings, Inc. (I)	577	16,387
ClubCorp Holdings, Inc.	1,666	35,752
Cracker Barrel Old Country Store, Inc. (L)	590	86,895
Darden Restaurants, Inc.	2,895	198,423
Dave & Buster’s Entertainment, Inc. (I)	980	37,073
Del Frisco’s Restaurant Group, Inc. (I)	746	10,362
Denny’s Corp. (I)	2,330	25,700
Diamond Resorts International, Inc. (I)	1,862	43,552
DineEquity, Inc.	453	41,522
Domino’s Pizza, Inc.	1,329	143,412
Dover Downs Gaming
& Entertainment, Inc. (I)	2,511	2,500
Dunkin’ Brands Group, Inc.	2,296	112,504
El Pollo Loco Holdings, Inc. (I)	861	9,282
Empire Resorts, Inc. (I)	1,320	5,557
Extended Stay America, Inc.	4,943	82,944
Fiesta Restaurant Group, Inc. (I)	623	28,266
Hilton Worldwide Holdings, Inc.	23,425	537,370
Hyatt Hotels Corp., Class A (I)	3,558	167,582
International Speedway Corp., Class A	1,141	36,193
Interval Leisure Group, Inc.	1,455	26,714
Intrawest Resorts Holdings, Inc. (I)	1,452	12,574
Isle of Capri Casinos, Inc. (I)	1,211	21,120
Jack in the Box, Inc.	909	70,029
Kona Grill, Inc. (I)	473	7,450
Krispy Kreme Doughnuts, Inc. (I)	1,678	24,549
Las Vegas Sands Corp.	19,101	725,265
Luby’s, Inc. (I)	958	4,761
Marriott International, Inc., Class A	6,578	448,620
Marriott Vacations Worldwide Corp.	730	49,742
McDonald’s Corp.	22,876	2,253,972
MGM Resorts International (I)	13,626	251,400
Nevada Gold & Casinos, Inc. (I)	2,788	4,210
Noodles & Company (I)(L)	785	11,116
Norwegian Cruise Line Holdings, Ltd. (I)	5,380	308,274
Panera Bread Company, Class A (I)	634	122,622
Papa John’s International, Inc.	980	67,110

The accompanying notes are an integral part of the financial statements.	272

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Papa Murphy’s Holdings, Inc. (I)(L)	566	$8,309
Penn National Gaming, Inc. (I)	1,978	33,191
Pinnacle Entertainment, Inc. (I)	1,529	51,741
Popeyes Louisiana Kitchen, Inc. (I)	532	29,984
Potbelly Corp. (I)	678	7,465
Red Robin Gourmet Burgers, Inc. (I)	311	23,555
Restaurant Brands International LP	82	2,871
Royal Caribbean Cruises, Ltd.	5,236	466,475
Ruby Tuesday, Inc. (I)	1,530	9,501
Ruth’s Hospitality Group, Inc.	1,218	19,780
Scientific Games Corp., Class A (I)(L)	2,110	22,050
SeaWorld Entertainment, Inc. (L)	1,999	35,602
Shake Shack, Inc., Class A (I)(L)	865	41,001
Six Flags Entertainment Corp.	2,241	102,593
Sonic Corp.	1,371	31,464
Starbucks Corp.	35,717	2,030,154
Starwood Hotels & Resorts Worldwide, Inc.	4,076	270,972
Texas Roadhouse, Inc.	1,758	65,398
The Cheesecake Factory, Inc.	1,182	63,781
The Habit Restaurants, Inc., Class A (I)(L)	724	15,501
The Wendy’s Company	8,624	74,598
Town Sports International Holdings, Inc. (I)	871	2,291
Vail Resorts, Inc.	905	94,735
Wyndham Worldwide Corp.	2,845	204,556
Wynn Resorts, Ltd.	2,440	129,613
Yum! Brands, Inc.	10,299	823,405
Zoe’s Kitchen, Inc. (I)	517	20,416
		12,693,744
Household durables - 0.6%
Bassett Furniture Industries, Inc.	337	9,385
Beazer Homes USA, Inc. (I)	922	12,290
Blyth, Inc. (I)	424	2,531
Cavco Industries, Inc. (I)	228	15,525
Century Communities, Inc. (I)	751	14,907
D.R. Horton, Inc.	8,739	256,577
Ethan Allen Interiors, Inc.	771	20,362
Flexsteel Industries, Inc.	306	9,563
GoPro, Inc., Class A (I)(L)	3,093	96,563
Harman International Industries, Inc.	1,647	158,096
Helen of Troy, Ltd. (I)	659	58,849
Hooker Furniture Corp.	437	10,287
Hovnanian Enterprises, Inc., Class A (I)(L)	3,216	5,692
Installed Building Products, Inc. (I)	894	22,600
iRobot Corp. (I)	671	19,553
Jarden Corp. (I)	4,525	221,182
KB Home	2,015	27,305
Kid Brands, Inc. (I)	1,087	0
La-Z-Boy, Inc.	1,265	33,598
Leggett & Platt, Inc.	3,276	135,135
Lennar Corp., Class A	4,891	235,404
Libbey, Inc.	573	18,686
M/I Homes, Inc. (I)	794	18,723
MDC Holdings, Inc.	1,172	30,683
Meritage Homes Corp. (I)	994	36,301
Mohawk Industries, Inc. (I)	1,729	314,315
NACCO Industries, Inc., Class A	219	10,413
Newell Rubbermaid, Inc.	6,495	257,916
NVR, Inc. (I)	95	144,896
PulteGroup, Inc.	8,725	164,641
Standard Pacific Corp. (I)	6,234	49,872
Taylor Morrison Home Corp., Class A (I)	3,050	56,913
Tempur Sealy International, Inc. (I)	1,438	102,716
The Ryland Group, Inc.	1,096	44,750

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Toll Brothers, Inc. (I)	4,194	$143,603
TopBuild Corp. (I)	928	28,740
TRI Pointe Group, Inc. (I)	3,949	51,692
Tupperware Brands Corp.	1,166	57,705
Turtle Beach Corp. (I)	1,303	3,166
Universal Electronics, Inc. (I)	417	17,527
WCI Communities, Inc. (I)	757	17,131
Whirlpool Corp.	1,856	273,315
William Lyon Homes, Class A (I)	882	18,169
ZAGG, Inc. (I)	996	6,763
		3,234,040
Internet and catalog retail - 1.8%
Amazon.com, Inc. (I)	11,063	5,663,039
Blue Nile, Inc. (I)	298	9,995
CafePress, Inc. (I)	462	1,996
Etsy, Inc. (I)(L)	2,735	37,442
EVINE Live, Inc. (I)	2,055	5,384
Expedia, Inc.	3,025	355,982
Groupon, Inc. (I)	16,033	52,268
HSN, Inc.	1,254	71,779
Lands’ End, Inc. (I)	774	20,906
Liberty Interactive Corp., Series A (I)	14,773	387,496
Liberty TripAdvisor Holdings, Inc., Class A (I)	1,688	37,423
Liberty Ventures, Series A (I)	3,126	126,134
Netflix, Inc. (I)	10,087	1,041,584
Nutrisystem, Inc.	805	21,349
Overstock.com, Inc. (I)	704	12,081
PetMed Express, Inc.	894	14,393
Shutterfly, Inc. (I)	874	31,246
The Priceline Group, Inc. (I)	1,238	1,531,233
TripAdvisor, Inc. (I)	3,115	196,307
Wayfair, Inc., Class A (I)(L)	2,040	71,522
zulily, Inc., Class A (I)	2,964	51,574
		9,741,133
Leisure products - 0.2%
Arctic Cat, Inc.	418	9,271
Black Diamond, Inc. (I)	1,155	7,253
Brunswick Corp.	2,230	106,795
Callaway Golf Company	2,390	19,957
Escalade, Inc.	564	8,911
Hasbro, Inc.	3,019	217,791
Johnson Outdoors, Inc., Class A	385	8,124
LeapFrog Enterprises, Inc. (I)	1,585	1,131
Malibu Boats, Inc., Class A (I)	611	8,542
Mattel, Inc.	8,193	172,545
Polaris Industries, Inc.	1,584	189,874
Smith & Wesson Holding Corp. (I)	1,224	20,649
Sturm Ruger & Company, Inc.	479	28,113
Vista Outdoor, Inc. (I)	1,510	67,089
		866,045
Media - 3.3%
AH Belo Corp., Class A	1,330	6,557
AMC Entertainment Holdings, Inc., Class A	2,380	59,952
AMC Networks, Inc., Class A (I)	1,679	122,852
Ballantyne Strong, Inc. (I)	629	2,956
Cable One, Inc. (I)	140	58,719
Cablevision Systems Corp., Class A	6,588	213,912
Carmike Cinemas, Inc. (I)	672	13,500
CBS Corp., Class B	11,830	472,017
Charter Communications, Inc., Class A (I)(L)	2,661	467,937
Cinemark Holdings, Inc.	2,737	88,925

The accompanying notes are an integral part of the financial statements.	273

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Clear Channel Outdoor
Holdings, Inc., Class A (I)	8,558	$61,019
Comcast Corp., Class A	60,359	3,433,220
Crown Media Holdings, Inc., Class A (I)	6,814	36,455
Cumulus Media, Inc., Class A (I)	5,525	3,889
Discovery
Communications, Inc., Series A (I)(L)	10,497	273,237
DISH Network Corp., Class A (I)	11,003	641,915
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,049	35,755
Entercom Communications Corp., Class A (I)	1,104	11,217
Entravision Communications Corp., Class A	2,821	18,731
Global Eagle Entertainment, Inc. (I)	1,985	22,788
Gray Television, Inc. (I)	1,733	22,113
Harte-Hanks, Inc.	2,038	7,194
Hemisphere Media Group, Inc. (I)(L)	1,373	18,673
Insignia Systems, Inc. (I)	1,702	4,306
John Wiley & Sons, Inc., Class A	1,356	67,841
Journal Media Group, Inc.	1,376	10,320
Liberty Broadband Corp., Series A (I)	2,111	108,590
Liberty Media Corp., Series A (I)	8,145	290,939
Lions Gate Entertainment Corp.	3,361	123,685
Live Nation Entertainment, Inc. (I)	4,879	117,291
Loral Space & Communications, Inc. (I)	474	22,316
Martha Stewart Living
Omnimedia, Inc., Class A (I)	1,921	11,449
Media General, Inc. (I)(L)	3,256	45,551
Meredith Corp. (L)	1,103	46,966
Morningstar, Inc.	1,062	85,236
National CineMedia, Inc.	1,475	19,795
New Media Investment Group, Inc.	1,064	16,449
News Corp., Class A	13,527	170,711
Nexstar Broadcasting Group, Inc., Class A	731	34,613
NTN Buzztime, Inc. (I)	6,691	2,088
Omnicom Group, Inc.	5,853	385,713
ReachLocal, Inc. (I)	903	1,905
Regal Entertainment Group, Class A	3,772	70,499
Rentrak Corp. (I)(L)	404	21,844
RLJ Entertainment, Inc. (I)	1,440	720
Scholastic Corp.	755	29,415
Scripps Networks Interactive, Inc., Class A	3,125	153,719
Sinclair Broadcast Group, Inc., Class A	2,196	55,603
Sirius XM Holdings, Inc. (I)	133,635	499,795
Starz, Class A (I)	2,338	87,301
TEGNA, Inc.	2,647	38,990
TEGNA, Inc.	5,294	118,533
The Dolan Company (I)	898	55
The EW Scripps Company, Class A	1,964	34,704
The Interpublic Group of Companies, Inc.	9,668	184,949
The Madison Square Garden, Inc., Class A (I)	1,841	132,810
The McClatchy Company, Class A (I)	2,673	2,593
The New York Times Company, Class A	4,192	49,508
The Walt Disney Company	40,475	4,136,545
Thomson Reuters Corp.	19,113	769,489
Time Warner Cable, Inc.	6,679	1,198,012
Time Warner, Inc.	19,752	1,357,950
Time, Inc.	2,475	47,149
Twenty-First Century Fox, Inc., Class A	50,669	1,367,050
Viacom, Inc., Class B	9,677	417,563
World Wrestling
Entertainment, Inc., Class A (L)	1,906	32,211
		18,466,304

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail - 0.6%
Big Lots, Inc.	1,333	$63,877
Burlington Stores, Inc. (I)	1,805	92,127
Dillard’s, Inc., Class A	946	82,671
Dollar General Corp.	7,181	520,192
Dollar Tree, Inc. (I)	5,534	368,896
Fred’s, Inc., Class A	1,038	12,300
Gordmans Stores, Inc. (I)	629	2,202
J.C. Penney Company, Inc. (I)(L)	7,487	69,554
Kohl’s Corp.	4,801	222,334
Macy’s, Inc.	8,078	414,563
Nordstrom, Inc.	4,502	322,838
Sears Holdings Corp. (I)(L)	2,576	58,218
Target Corp.	15,237	1,198,542
The Bon-Ton Stores, Inc.	475	1,492
Tuesday Morning Corp. (I)	1,165	6,303
		3,436,109
Specialty retail - 2.6%
Aaron’s, Inc.	1,760	63,554
Abercrombie & Fitch Company, Class A	1,748	37,040
Advance Auto Parts, Inc.	1,746	330,919
American Eagle Outfitters, Inc.	4,630	72,367
Asbury Automotive Group, Inc. (I)	610	49,502
Ascena Retail Group, Inc. (I)	4,607	64,083
AutoNation, Inc. (I)	2,676	155,690
AutoZone, Inc. (I)	764	553,006
Barnes & Noble Education, Inc. (I)	930	11,820
Barnes & Noble, Inc.	1,472	17,826
Bed Bath & Beyond, Inc. (I)	4,407	251,287
Best Buy Company, Inc.	8,346	309,804
Big 5 Sporting Goods Corp.	873	9,062
Boot Barn Holdings, Inc. (I)	735	13,546
Build-A-Bear Workshop, Inc. (I)	557	10,522
Cabela’s, Inc. (I)	1,645	75,012
Caleres, Inc.	1,051	32,087
CarMax, Inc. (I)	4,996	296,363
Chico’s FAS, Inc.	3,497	55,008
Christopher & Banks Corp. (I)	1,524	1,692
Citi Trends, Inc.	426	9,960
Conn’s, Inc. (I)(L)	865	20,795
CST Brands, Inc.	1,825	61,430
Destination Maternity Corp.	921	8,492
Dick’s Sporting Goods, Inc.	2,828	140,297
DSW, Inc., Class A	2,173	54,999
Express, Inc. (I)	2,124	37,956
Five Below, Inc. (I)	1,390	46,676
Foot Locker, Inc.	3,454	248,584
Francesca’s Holdings Corp. (I)	1,068	13,062
GameStop Corp., Class A (L)	2,669	109,989
Genesco, Inc. (I)	586	33,443
GNC Holdings, Inc., Class A	2,110	85,286
Group 1 Automotive, Inc.	591	50,324
Guess?, Inc.	2,072	44,258
Haverty Furniture Companies, Inc.	645	15,145
hhgregg, Inc. (I)(L)	733	3,570
Hibbett Sports, Inc. (I)	640	22,406
Kirkland’s, Inc.	488	10,512
L Brands, Inc.	6,962	627,485
Lithia Motors, Inc., Class A	616	66,596
Lowe’s Companies, Inc.	23,167	1,596,670
Lumber Liquidators Holdings, Inc. (I)(L)	593	7,792
MarineMax, Inc. (I)	667	9,425
Mattress Firm Holding Corp. (I)(L)	808	33,742
Monro Muffler Brake, Inc.	814	54,986

The accompanying notes are an integral part of the financial statements.	274

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Murphy USA, Inc. (I)	1,119	$61,489
New York & Company, Inc. (I)	1,751	4,342
O’Reilly Automotive, Inc. (I)	2,415	603,750
Office Depot, Inc. (I)	13,062	83,858
Outerwall, Inc. (L)	476	27,099
Pacific Sunwear of California, Inc. (I)	2,141	685
Party City Holdco, Inc. (I)	2,820	45,035
Penske Automotive Group, Inc.	2,165	104,873
Pier 1 Imports, Inc.	2,131	14,704
Rent-A-Center, Inc.	1,268	30,749
Restoration Hardware Holdings, Inc. (I)	851	79,407
Ross Stores, Inc.	9,896	479,659
RS Legacy Corp. (I)	2,580	139
Sally Beauty Holdings, Inc. (I)	3,794	90,108
Sears Hometown and Outlet Stores, Inc. (I)	553	4,430
Select Comfort Corp. (I)	1,360	29,757
Signet Jewelers, Ltd.	1,912	260,281
Sonic Automotive, Inc., Class A	1,076	21,972
Sportsman’s Warehouse Holdings, Inc. (I)	1,232	15,178
Stage Stores, Inc.	827	8,138
Staples, Inc.	15,061	176,666
Stein Mart, Inc.	1,168	11,306
Systemax, Inc. (I)	894	6,696
Tandy Leather Factory, Inc. (I)	658	4,896
The Buckle, Inc. (L)	1,131	41,813
The Cato Corp., Class A	724	24,638
The Children’s Place, Inc.	491	28,316
The Container Store Group, Inc. (I)	1,158	16,305
The Finish Line, Inc., Class A	1,184	22,851
The Gap, Inc.	10,004	285,114
The Home Depot, Inc.	31,382	3,624,307
The Men’s Wearhouse, Inc.	1,105	46,985
The Michaels Companies, Inc. (I)	4,758	109,910
The Pep Boys - Manny, Moe & Jack (I)	1,341	16,347
The TJX Companies, Inc.	16,323	1,165,789
The Wet Seal, Inc., Class A (I)	2,075	11
Tiffany & Company	3,043	234,980
Tile Shop Holdings, Inc. (I)	1,280	15,334
Tilly’s, Inc., Class A (I)	677	4,983
Tractor Supply Company	3,256	274,546
TravelCenters of America, LLC (I)	1,139	11,766
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,522	248,619
Urban Outfitters, Inc. (I)	3,156	92,723
Vitamin Shoppe, Inc. (I)	703	22,946
Williams-Sonoma, Inc.	2,190	167,207
Zumiez, Inc. (I)	769	12,019
		14,456,796
Textiles, apparel and luxury goods - 1.0%
Carter’s, Inc.	1,236	112,031
Charles & Colvard, Ltd. (I)	983	1,278
Coach, Inc.	6,647	192,298
Columbia Sportswear Company	1,688	99,238
Crocs, Inc. (I)	2,044	26,419
Deckers Outdoor Corp. (I)	801	46,506
Fossil Group, Inc. (I)	1,168	65,268
G-III Apparel Group, Ltd. (I)	1,125	69,368
Hanesbrands, Inc.	9,530	275,798
Iconix Brand Group, Inc. (I)	1,127	15,237
Kate Spade & Company (I)	2,991	57,158
Lakeland Industries, Inc. (I)	590	8,195
Movado Group, Inc.	660	17,048
NIKE, Inc., Class B	20,588	2,531,706
Oxford Industries, Inc.	405	29,921

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Perry Ellis International, Inc. (I)	451	$9,904
PVH Corp.	1,924	196,133
Ralph Lauren Corp.	2,054	242,701
Rocky Brands, Inc.	320	4,541
Skechers U.S.A., Inc., Class A (I)	1,263	169,343
Steven Madden, Ltd. (I)	1,519	55,626
Tumi Holdings, Inc. (I)	1,612	28,403
Under Armour, Inc., Class A (I)	5,079	491,546
Unifi, Inc. (I)	506	15,084
Vera Bradley, Inc. (I)	970	12,232
VF Corp.	10,199	695,674
Vince Holding Corp. (I)	896	3,073
Wolverine World Wide, Inc.	2,559	55,377
		5,527,106
		75,959,205
Consumer staples - 9.0%
Beverages - 1.9%
Brown-Forman Corp., Class B	5,036	487,988
Coca-Cola Bottling Company Consolidated	249	48,152
Coca-Cola Enterprises, Inc.	5,573	269,455
Constellation Brands, Inc., Class A	4,605	576,592
Craft Brew Alliance, Inc. (I)	1,178	9,389
Dr. Pepper Snapple Group, Inc.	4,570	361,259
Molson Coors Brewing Company, Class B	3,946	327,597
Monster Beverage Corp. (I)	4,039	545,830
National Beverage Corp. (I)	1,122	34,479
PepsiCo, Inc.	35,324	3,331,053
Reed’s, Inc. (I)	1,017	4,648
The Boston Beer Company, Inc., Class A (I)	328	69,080
The Coca-Cola Company	104,109	4,176,853
Truett-Hurst, Inc. (I)	1,028	1,038
		10,243,413
Food and staples retailing - 2.4%
Casey’s General Stores, Inc.	899	92,525
Costco Wholesale Corp.	10,427	1,507,431
CVS Health Corp.	26,785	2,584,217
Fairway Group Holdings Corp. (I)	1,029	1,080
G. Willi-Food International, Ltd. (I)	825	3,704
Ingles Markets, Inc., Class A	512	24,489
Natural Grocers by Vitamin Cottage, Inc. (I)	638	14,476
PriceSmart, Inc.	723	55,917
Rite Aid Corp. (I)	23,823	144,606
Safeway, Inc. (I)	5,383	915
Safeway, Inc. (I)	5,383	54
Smart & Final Stores, Inc. (I)	1,821	28,608
SpartanNash Company	915	23,653
Sprouts Farmers Market, Inc. (I)	3,689	77,838
SUPERVALU, Inc. (I)	6,097	43,776
Sysco Corp.	14,111	549,906
The Andersons, Inc.	712	24,251
The Chefs’ Warehouse, Inc. (I)	749	10,606
The Fresh Market, Inc. (I)	1,153	26,046
The Kroger Company	23,294	840,215
United Natural Foods, Inc. (I)	1,230	59,667
Village Super Market, Inc., Class A	492	11,616
Wal-Mart Stores, Inc.	76,793	4,979,258
Walgreens Boots Alliance, Inc.	25,970	2,158,107
Weis Markets, Inc.	672	28,056
Whole Foods Market, Inc.	8,613	272,601
		13,563,618

The accompanying notes are an integral part of the financial statements.	275

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products - 1.8%
Archer-Daniels-Midland Company	15,084	$625,232
B&G Foods, Inc.	1,268	46,219
Boulder Brands, Inc. (I)	1,484	12,154
Bunge, Ltd.	3,428	251,272
Cal-Maine Foods, Inc. (L)	1,128	61,600
Calavo Growers, Inc.	391	17,454
Campbell Soup Company	7,464	378,276
ConAgra Foods, Inc.	10,122	410,042
Darling Ingredients, Inc. (I)	3,756	42,217
Dean Foods Company	2,386	39,417
Diamond Foods, Inc. (I)	814	25,120
Farmer Brothers Company (I)	451	12,290
Flowers Foods, Inc.	4,909	121,449
Fresh Del Monte Produce, Inc.	1,244	49,150
Freshpet, Inc. (I)	980	10,290
General Mills, Inc.	14,544	816,355
Hormel Foods Corp.	6,274	397,207
Ingredion, Inc.	1,684	147,030
Inventure Foods, Inc. (I)	901	8,001
J&J Snack Foods Corp.	475	53,989
John B. Sanfilippo & Son, Inc.	291	14,917
Kellogg Company	8,498	565,542
Keurig Green Mountain, Inc. (I)	3,867	201,625
Lancaster Colony Corp.	662	64,532
Landec Corp. (I)	774	9,033
Limoneira Company	516	8,633
McCormick & Company, Inc.	3,000	246,540
Mead Johnson Nutrition Company	4,819	339,258
Mondelez International, Inc., Class A	39,307	1,645,784
Omega Protein Corp. (I)	623	10,572
Pilgrim’s Pride Corp. (L)	6,123	127,236
Pinnacle Foods, Inc.	2,785	116,636
Post Holdings, Inc. (I)	1,333	78,780
Sanderson Farms, Inc. (L)	556	38,125
Seaboard Corp. (I)	28	86,212
Seneca Foods Corp., Class A (I)	449	11,831
Snyder’s-Lance, Inc.	1,674	56,464
The Hain Celestial Group, Inc. (I)	2,396	123,634
The Hershey Company	5,256	482,921
The J.M. Smucker Company	2,405	274,386
The Kraft Heinz Company	14,000	988,120
The WhiteWave Foods Company (I)	4,197	168,510
Tootsie Roll Industries, Inc. (L)	1,440	45,058
TreeHouse Foods, Inc. (I)	971	75,534
Tyson Foods, Inc., Class A	9,370	403,847
		9,708,494
Household products - 1.4%
Central Garden & Pet Company, Class A (I)	1,353	21,797
Church & Dwight Company, Inc.	3,068	257,405
Colgate-Palmolive Company	21,643	1,373,465
Energizer Holdings, Inc.	1,459	56,478
HRG Group, Inc. (I)	4,972	58,322
Kimberly-Clark Corp.	8,705	949,193
Orchids Paper Products Company	518	13,520
The Clorox Company	3,078	355,601
The Procter & Gamble Company	64,365	4,630,418
WD-40 Company	367	32,689
		7,748,888
Personal products - 0.3%
Avon Products, Inc.	9,953	32,347
Coty, Inc., Class A	8,159	220,783
Edgewell Personal Care Company	1,459	119,054

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Elizabeth Arden, Inc. (I)	729	$8,522
Herbalife, Ltd. (I)(L)	2,146	116,957
Inter Parfums, Inc.	827	20,518
Mannatech, Inc. (I)	243	4,607
Medifast, Inc. (I)	325	8,730
Natural Alternatives International, Inc. (I)	865	5,441
Nu Skin Enterprises, Inc., Class A	1,393	57,503
Revlon, Inc., Class A (I)	1,335	39,316
Synutra International, Inc. (I)	1,786	8,484
The Estee Lauder Companies, Inc., Class A	9,018	727,572
The Female Health Company (I)	941	1,487
United-Guardian, Inc.	255	4,595
USANA Health Sciences, Inc. (I)	278	37,260
		1,413,176
Tobacco - 1.2%
Altria Group, Inc.	46,917	2,552,285
Philip Morris International, Inc.	36,912	2,928,229
Reynolds American, Inc.	30,240	1,338,725
Universal Corp.	512	25,380
Vector Group, Ltd.	2,915	65,904
		6,910,523
		49,588,112
Energy - 7.0%
Energy equipment and services - 0.9%
Atwood Oceanics, Inc. (L)	1,533	22,704
Baker Hughes, Inc.	10,362	539,238
Basic Energy Services, Inc. (I)	1,040	3,432
Bristow Group, Inc.	775	20,274
C&J Energy Services, Ltd. (I)	2,951	10,388
Cameron International Corp. (I)	4,612	282,808
CARBO Ceramics, Inc.	550	10,445
CSI Compressco LP	937	11,722
Dawson Geophysical Company (I)	413	1,574
Diamond Offshore Drilling, Inc. (L)	3,330	57,609
Dril-Quip, Inc. (I)	921	53,621
Era Group, Inc. (I)	732	10,958
Exterran Holdings, Inc.	1,574	28,332
Exterran Partners LP	1,288	21,162
Fairmount Santrol Holdings, Inc. (I)	4,054	10,946
FMC Technologies, Inc. (I)	5,491	170,221
Forum Energy Technologies, Inc. (I)	2,178	26,593
Geospace Technologies Corp. (I)	318	4,392
Gulfmark Offshore, Inc., Class A	652	3,984
Halliburton Company	20,269	716,509
Helix Energy Solutions Group, Inc. (I)	2,492	11,937
Helmerich & Payne, Inc. (L)	2,579	121,884
Hercules Offshore, Inc. (I)	4,030	238
Hornbeck Offshore Services, Inc. (I)	906	12,258
Key Energy Services, Inc. (I)	3,596	1,690
Matrix Service Company (I)	756	16,987
McDermott International, Inc. (I)(L)	5,524	23,753
Mitcham Industries, Inc. (I)	331	1,251
Nabors Industries, Ltd.	8,059	76,158
National Oilwell Varco, Inc.	9,784	368,368
Natural Gas Services Group, Inc. (I)	382	7,373
Newpark Resources, Inc. (I)	1,864	9,544
Nuverra Environmental Solutions, Inc. (I)(L)	513	698
Oceaneering International, Inc.	2,388	93,801
Oil States International, Inc. (I)	1,241	32,427
Parker Drilling Company (I)	3,008	7,911
Patterson-UTI Energy, Inc.	3,410	44,807

The accompanying notes are an integral part of the financial statements.	276

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
PHI, Inc. (I)	416	$7,854
Pioneer Energy Services Corp. (I)	1,558	3,272
RigNet, Inc. (I)	493	12,572
Rowan Companies PLC, Class A	2,839	45,850
RPC, Inc.	5,171	45,763
Schlumberger, Ltd.	30,464	2,101,102
SEACOR Holdings, Inc. (I)	397	23,745
Superior Energy Services, Inc.	3,634	45,897
Tesco Corp.	1,032	7,368
TETRA Technologies, Inc. (I)	2,105	12,441
Tidewater, Inc. (L)	1,167	15,334
Unit Corp. (I)	1,166	13,129
USA Compression Partners LP	955	13,771
Vantage Drilling Company (I)	6,701	172
Willbros Group, Inc. (I)	1,365	1,720
		5,187,987
Oil, gas and consumable fuels - 6.1%
Abraxas Petroleum Corp. (I)	2,156	2,760
Alliance Holdings GP LP	1,310	40,558
Alliance Resource Partners LP	1,688	37,575
Alon USA Energy, Inc.	1,778	32,128
Alon USA Partners LP	1,451	33,823
Alpha Natural Resources, Inc. (I)	5,125	169
American Midstream Partners LP	899	9,961
Amyris, Inc. (I)(L)	4,111	8,263
Anadarko Petroleum Corp.	12,104	730,961
Antero Resources Corp. (I)(L)	6,310	133,520
Apache Corp.	8,941	350,130
Arch Coal, Inc. (I)	500	1,650
Atlas Energy Group LLC (I)	624	1,392
Bill Barrett Corp. (I)	1,147	3,785
Blueknight Energy Partners LP	1,840	10,396
Boardwalk Pipeline Partners LP	5,836	68,690
Bonanza Creek Energy, Inc. (I)	1,298	5,283
BP Prudhoe Bay Royalty Trust	520	21,373
BPZ Resources, Inc. (I)	3,316	0
BreitBurn Energy Partners LP	5,548	11,262
Buckeye Partners LP	2,982	176,743
Cabot Oil & Gas Corp.	9,750	213,135
California Resources Corp.	9,419	24,489
Callon Petroleum Company (I)	1,840	13,414
Calumet Specialty Products Partners LP	1,730	42,004
Carrizo Oil & Gas, Inc. (I)	1,247	38,083
Centrus Energy Corp. (I)	11	34
Ceres, Inc. (I)	77	84
Cheniere Energy Partners LP	8,142	214,460
Cheniere Energy, Inc. (I)	5,652	272,992
Chesapeake Energy Corp. (L)	15,607	114,399
Chevron Corp.	44,769	3,531,379
Cimarex Energy Company	2,080	213,158
Clayton Williams Energy, Inc. (I)	276	10,712
Clean Energy Fuels Corp. (I)(L)	2,565	11,543
Cloud Peak Energy, Inc. (I)	1,465	3,853
Cobalt International Energy, Inc. (I)	10,199	72,209
Columbia Pipeline Group, Inc.	7,482	136,846
Comstock Resources, Inc. (L)	1,203	2,298
Concho Resources, Inc. (I)	2,834	278,582
ConocoPhillips	29,308	1,405,612
CONSOL Energy, Inc. (L)	5,391	52,832
Continental Resources, Inc. (I)	8,890	257,543
Crestwood Equity Partners LP	5,322	12,134
Crestwood Midstream Partners LP	4,454	27,526
Cross Timbers Royalty Trust	340	5,263

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Crossamerica Partners LP	497	$11,342
CVR Refining LP	3,624	69,291
DCP Midstream Partners LP	2,713	65,600
Delek Logistics Partners LP	335	10,117
Delek US Holdings, Inc.	1,438	39,833
Denbury Resources, Inc.	8,232	20,086
Devon Energy Corp.	9,750	361,628
DHT Holdings, Inc.	104	772
Diamondback Energy, Inc. (I)	1,388	89,665
Dorchester Minerals LP	915	13,231
Dorian LPG, Ltd. (I)	1,398	14,413
Eagle Rock Energy Partners LP	3,560	4,521
Eclipse Resources Corp. (I)(L)	5,786	11,283
Emerald Oil, Inc. (I)	87	159
Emerge Energy Services LP	540	3,656
Enable Midstream Partners LP	5,323	67,283
Enbridge Energy Management LLC	1,811	43,066
Enbridge Energy Partners LP	6,049	149,533
Endeavour International Corp. (I)	1,197	0
Energen Corp.	1,687	84,114
Energy Fuels, Inc. (I)	636	1,851
Energy Transfer Equity LP	25,624	533,235
Energy Transfer Partners LP	11,871	487,542
EnLink Midstream LLC	3,910	71,475
EnLink Midstream Partners LP	5,902	93,016
Enterprise Products Partners LP	48,786	1,214,771
EOG Resources, Inc.	13,062	950,914
EP Energy Corp., Class A (I)(L)	5,818	29,963
EQT Corp.	3,618	234,338
EQT Midstream Partners LP	1,622	107,587
EV Energy Partner LP	1,057	6,342
EXCO Resources, Inc. (I)	6,714	5,036
Exxon Mobil Corp.	99,927	7,429,572
Foresight Energy LP	1,572	8,379
FX Energy, Inc. (I)	1,516	1,440
Genesis Energy LP	2,283	87,530
Gevo, Inc. (I)	541	931
Global Partners LP	689	19,519
Goodrich Petroleum Corp. (I)	1,175	682
Green Plains, Inc.	981	19,090
Gulfport Energy Corp. (I)	2,299	68,234
Halcon Resources Corp. (I)(L)	15,796	8,372
Hallador Energy Company	826	5,741
Harvest Natural Resources, Inc. (I)	980	1,362
Hess Corp.	6,825	341,660
Holly Energy Partners LP	1,400	40,642
HollyFrontier Corp.	4,633	226,276
Houston American Energy Corp. (I)	690	124
Hugoton Royalty Trust	1,047	3,089
Hyperdynamics Corp. (I)	479	383
Isramco, Inc. (I)	58	5,762
James River Coal Company (I)	776	20
Jones Energy, Inc., Class A (I)	1,547	7,410
Kinder Morgan, Inc.	52,775	1,460,812
Laredo Petroleum, Inc. (I)(L)	5,022	47,357
Legacy Reserves LP	2,032	8,311
Linn Energy LLC	8,210	22,085
LinnCo LLC (L)	2,890	7,832
Magellan Midstream Partners LP	5,372	322,911
Marathon Oil Corp.	16,113	248,140
Marathon Petroleum Corp.	12,990	601,827
MarkWest Energy Partners LP	4,454	191,121
Martin Midstream Partners LP	822	20,057

The accompanying notes are an integral part of the financial statements.	277

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Matador Resources Company (I)	2,089	$43,326
Memorial Production Partners LP	2,018	9,707
Memorial Resource Development Corp. (I)	4,543	79,866
Mid-Con Energy Partners LP	778	1,673
Midcoast Energy Partners LP	1,048	10,113
Midstates Petroleum Company, Inc. (I)	149	916
Miller Energy Resources, Inc. (I)(L)	1,008	71
MPLX LP	1,935	73,936
Murphy Oil Corp.	4,258	103,044
Natural Resource Partners LP	2,561	6,505
New Source Energy Partners LP	315	32
Newfield Exploration Company (I)	3,893	128,080
Niska Gas Storage Partners LLC	938	2,917
Noble Energy, Inc.	10,251	309,375
Northern Oil and Gas, Inc. (I)(L)	1,562	6,904
Northern Tier Energy LP	2,294	52,303
NuStar Energy LP	1,800	80,676
NuStar GP Holdings LLC	1,048	28,013
Oasis Petroleum, Inc. (I)(L)	3,472	30,137
Occidental Petroleum Corp.	18,386	1,216,234
ONEOK Partners LP	6,042	176,789
ONEOK, Inc.	4,989	160,646
Pacific Ethanol, Inc. (I)	607	3,939
Panhandle Oil and Gas, Inc., Class A	388	6,270
Parsley Energy, Inc., Class A (I)	2,708	40,810
PBF Energy, Inc., Class A	2,085	58,860
PBF Logistics LP	511	8,805
PDC Energy, Inc. (I)	980	51,950
Peabody Energy Corp. (I)(L)	6,575	9,074
Penn Virginia Corp. (I)(L)	1,811	960
PetroQuest Energy, Inc. (I)	1,669	1,953
Phillips 66	12,942	994,463
Phillips 66 Partners LP	1,067	52,571
Pioneer Natural Resources Company	3,547	431,457
Plains All American Pipeline LP	9,439	286,757
Plains GP Holdings LP, Class A	14,547	254,573
QEP Resources, Inc.	4,227	52,964
Quicksilver Resources, Inc. (I)	4,280	77
Range Resources Corp.	4,067	130,632
Renewable Energy Group, Inc. (I)	1,196	9,903
Resolute Energy Corp. (I)	2,211	858
REX American Resources Corp. (I)	197	9,972
Rhino Resource Partners LP	1,123	921
Rice Energy, Inc. (I)	2,920	47,187
Rose Rock Midstream LP	937	22,807
RSP Permian, Inc. (I)	2,005	40,601
Sabine Oil & Gas Corp. (I)	2,769	44
Sanchez Energy Corp. (I)(L)	1,465	9,010
SandRidge Energy, Inc. (I)(L)	10,864	2,933
SandRidge Mississippian Trust	505	1,394
SemGroup Corp., Class A	1,031	44,580
Ship Finance International, Ltd. (L)	2,094	34,028
SM Energy Company	1,585	50,783
Southwestern Energy Company (I)	9,239	117,243
Spectra Energy Corp.	15,988	420,005
Spectra Energy Partners LP	6,980	280,736
Stone Energy Corp. (I)	1,292	6,408
Summit Midstream Partners LP	1,081	19,058
Sunoco Logistics Partners LP	5,445	156,054
Sunoco LP	522	17,670
Swift Energy Company (I)(L)	1,049	395
Synergy Resources Corp. (I)	2,510	24,598
Syntroleum Corp. (I)	371	247

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Tallgrass Energy Partners LP	1,334	$52,413
Targa Resources Corp.	1,225	63,112
Targa Resources Partners LP	4,258	123,652
TC PipeLines LP	1,494	71,129
Teekay Corp.	1,672	49,558
Tengasco, Inc. (I)	10,700	2,355
Tesoro Corp.	2,986	290,359
Tesoro Logistics LP	2,358	106,110
The Williams Companies, Inc.	17,798	655,856
Transmontaigne Partners LP	375	10,200
Triangle Petroleum Corp. (I)(L)	2,167	3,077
Ultra Petroleum Corp. (I)(L)	3,463	22,129
Uranium Energy Corp. (I)(L)	2,161	2,161
Uranium Resources, Inc. (I)	370	296
US Energy Corp. (I)	1,052	558
VAALCO Energy, Inc. (I)	1,471	2,501
Valero Energy Corp.	12,227	734,843
Valero Energy Partners LP	1,400	61,824
Viper Energy Partners LP	1,860	26,579
Voc Energy Trust	1,007	3,716
W&T Offshore, Inc. (L)	1,817	5,451
Western Gas Equity Partners LP	4,999	197,111
Western Gas Partners LP	3,028	141,771
Western Refining Logistics LP	1,243	25,941
Western Refining, Inc.	2,296	101,300
Westmoreland Coal Company (I)	461	6,495
Westmoreland Resource Partner	664	4,847
Whiting Petroleum Corp. (I)	4,960	75,739
World Fuel Services Corp.	1,687	60,395
World Point Terminals LP	1,085	14,539
WPX Energy, Inc. (I)	4,651	30,790
Yuma Energy, Inc. (I)	2,484	1,192
Zaza Energy Corp. (I)	252	87
Zion Oil & Gas, Inc. (I)	1,070	1,530
		33,811,769
		38,999,756
Financials - 17.8%
Banks - 5.7%
1st Source Corp.	685	21,098
Ameriana Bancorp	334	7,712
Ameris Bancorp	1,022	29,383
AmeriServ Financial, Inc.	1,409	4,565
Arrow Financial Corp.	985	26,308
Associated Banc-Corp.	3,482	62,572
Banc of California, Inc.	1,252	15,362
BancFirst Corp.	455	28,711
BancorpSouth, Inc.	2,445	58,118
Bank of America Corp.	250,930	3,909,489
Bank of Hawaii Corp.	1,017	64,569
Bank of the Ozarks, Inc.	2,035	89,052
BankUnited, Inc.	2,340	83,655
Banner Corp.	543	25,939
Bar Harbor Bankshares	390	12,476
BB&T Corp.	18,559	660,700
BBCN Bancorp, Inc.	1,800	27,036
Berkshire Hills Bancorp, Inc.	871	23,987
Blue Hills Bancorp, Inc.	1,138	15,761
BNC Bancorp	1,033	22,964
BOK Financial Corp.	1,606	103,924
Boston Private Financial Holdings, Inc.	2,048	23,962
Bryn Mawr Bank Corp.	735	22,836
C1 Financial, Inc. (I)	591	11,259

The accompanying notes are an integral part of the financial statements.	278

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Cascade Bancorp (I)	2,560	$13,850
Cathay General Bancorp	1,995	59,770
CenterState Banks, Inc.	1,478	21,727
Central Pacific Financial Corp.	1,237	25,940
Century Bancorp, Inc., Class A	407	16,589
Chemical Financial Corp.	849	27,465
CIT Group, Inc.	4,342	173,810
Citigroup, Inc.	72,334	3,588,490
Citizens & Northern Corp.	901	17,588
Citizens Financial Group, Inc.	12,931	308,534
City Holding Company	491	24,206
City National Corp.	1,277	112,453
CNB Financial Corp.	935	16,989
CoBiz Financial, Inc.	1,378	17,928
Columbia Banking System, Inc.	1,552	48,438
Comerica, Inc.	4,208	172,949
Commerce Bancshares, Inc.	2,248	102,419
Community Bank Systems, Inc.	1,131	42,039
Community Trust Bancorp, Inc.	688	24,431
ConnectOne Bancorp, Inc.	880	16,984
Cullen/Frost Bankers, Inc.	1,423	90,474
CVB Financial Corp.	2,887	48,213
Eagle Bancorp, Inc. (I)	732	33,306
East West Bancorp, Inc.	3,355	128,899
FCB Financial Holdings, Inc., Class A (I)	1,074	35,034
Fifth Third Bancorp	19,352	365,946
Financial Institutions, Inc.	968	23,987
First BanCorp (I)	5,138	18,291
First Bancorp North Carolina	1,310	22,270
First Citizens BancShares, Inc., Class A	285	64,410
First Commonwealth Financial Corp.	2,339	21,262
First Community Bancshares, Inc.	889	15,913
First Financial Bancorp	1,424	27,170
First Financial Bankshares, Inc. (L)	1,681	53,422
First Financial Corp.	561	18,148
First Horizon National Corp.	5,833	82,712
First Interstate BancSystem, Inc., Class A	1,225	34,104
First Merchants Corp.	1,107	29,026
First Midwest Bancorp, Inc.	1,885	33,063
First NBC Bank Holding Company (I)	623	21,830
First Niagara Financial Group, Inc.	8,891	90,777
First Republic Bank	3,209	201,429
First Security Group, Inc. (I)	2,065	5,142
FirstMerit Corp.	4,080	72,094
Flushing Financial Corp.	1,135	22,723
FNB Corp.	4,256	55,115
Franklin Financial Network, Inc. (I)	661	14,773
German American Bancorp, Inc.	661	19,347
Glacier Bancorp, Inc.	1,833	48,373
Great Western Bancorp, Inc.	1,425	36,152
Guaranty Bancorp	978	16,108
Hancock Holding Company	2,058	55,669
Hanmi Financial Corp.	938	23,638
Heartland Financial USA, Inc.	556	20,177
Heritage Financial Corp.	1,425	26,819
Hilltop Holdings, Inc. (I)	2,495	49,426
Home BancShares, Inc.	1,601	64,841
Huntington Bancshares, Inc.	19,355	205,163
IBERIABANK Corp.	942	54,834
Independent Bank Corp. (Massachusetts)	685	31,579
Independent Bank Corp. (Michigan)	832	12,280
Independent Bank Group, Inc.	554	21,290
International Bancshares Corp.	1,624	40,649

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Investors Bancorp, Inc.	8,116	$100,151
JPMorgan Chase & Co.	88,821	5,415,416
KeyCorp	20,287	263,934
Lakeland Financial Corp.	608	27,451
LegacyTexas Financial Group, Inc.	1,099	33,498
M&T Bank Corp.	3,100	378,045
MB Financial, Inc.	1,784	58,230
Mercantile Bank Corp.	756	15,710
Metro Bancorp, Inc.	633	18,604
MutualFirst Financial, Inc.	388	9,176
National Bank Holdings Corp., Class A	1,436	29,481
National Bankshares, Inc. (L)	637	19,817
National Penn Bancshares, Inc.	4,066	47,776
NBT Bancorp, Inc.	992	26,724
Northrim BanCorp, Inc.	514	14,870
OFG Bancorp	1,164	10,162
Old National Bancorp	3,241	45,147
Pacific Continental Corp.	1,610	21,429
Pacific Premier Bancorp, Inc. (I)	998	20,279
PacWest Bancorp	2,500	107,025
Park National Corp.	373	33,659
Penson Worldwide, Inc. (I)	1,757	0
People’s United Financial, Inc.	6,887	108,333
Peoples Bancorp, Inc.	1,005	20,894
Pinnacle Financial Partners, Inc.	963	47,582
Popular, Inc.	2,351	71,071
Porter Bancorp, Inc. (I)	600	846
Preferred Bank	805	25,438
PrivateBancorp, Inc.	1,932	74,054
Prosperity Bancshares, Inc.	1,581	77,643
Regions Financial Corp.	31,682	285,455
Renasant Corp.	894	29,368
Republic Bancorp, Inc., Class A	983	24,133
Republic First Bancorp, Inc. (I)	3,700	13,764
S&T Bancorp, Inc.	834	27,205
Sandy Spring Bancorp, Inc.	750	19,635
ServisFirst Bancshares, Inc.	655	27,202
Sierra Bancorp	1,195	19,072
Signature Bank (I)	1,184	162,871
Simmons First National Corp., Class A	693	33,215
South State Corp.	607	46,660
Southside Bancshares, Inc.	712	19,616
Sterling Bancorp	2,371	35,257
Stock Yards Bancorp, Inc. (I)	611	22,210
Suffolk Bancorp	619	16,911
SunTrust Banks, Inc.	12,353	472,379
SVB Financial Group (I)	1,210	139,803
Synovus Financial Corp.	3,289	97,354
Talmer Bancorp, Inc., Class A	1,719	28,621
TCF Financial Corp.	4,229	64,112
Texas Capital Bancshares, Inc. (I)	1,138	59,654
The Bancorp, Inc. (I)	1,064	8,108
The First of Long Island Corp.	832	22,489
The PNC Financial Services Group, Inc.	12,345	1,101,174
Towne Bank	1,624	30,612
TriState Capital Holdings, Inc. (I)	1,159	14,453
Trustmark Corp.	1,815	42,054
U.S. Bancorp	42,390	1,738,414
UMB Financial Corp.	1,083	55,027
Umpqua Holdings Corp.	5,147	83,896
Union Bankshares Corp.	1,081	25,944
United Bankshares, Inc.	1,602	60,860
United Community Banks, Inc.	1,765	36,077

The accompanying notes are an integral part of the financial statements.	279

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
United Security Bancshares, Inc.	739	$6,008
Univest Corp. of Pennsylvania	1,351	25,966
Valley National Bancorp	5,639	55,488
Washington Trust Bancorp, Inc.	492	18,917
Webster Financial Corp.	2,088	74,395
Wells Fargo & Company	122,714	6,301,364
WestAmerica Bancorp.	712	31,641
Western Alliance Bancorp (I)	2,136	65,597
Wilshire Bancorp, Inc.	2,050	21,546
Wintrust Financial Corp.	1,120	59,842
Yadkin Financial Corp.	957	20,566
Zions Bancorporation	4,758	131,035
		31,338,330
Capital markets - 2.4%
Affiliated Managers Group, Inc. (I)	1,299	222,116
AllianceBernstein Holding LP	2,389	63,547
American Capital, Ltd. (I)	6,440	78,310
Ameriprise Financial, Inc.	4,326	472,096
Apollo Investment Corp.	5,361	29,378
Ares Capital Corp.	6,872	99,507
Ares Management LP	1,977	34,558
Arlington Asset Investment Corp., Class A	677	9,512
Artisan Partners Asset
Management, Inc., Class A	1,735	61,124
Ashford, Inc. (I)	93	5,901
BGC Partners, Inc., Class A	5,516	45,342
BlackRock Kelso Capital Corp.	1,786	15,824
BlackRock, Inc.	3,940	1,172,032
Calamos Asset Management, Inc., Class A	1,209	11,461
Capitala Finance Corp.	845	10,960
Cohen & Steers, Inc.	1,079	29,619
Cowen Group, Inc., Class A (I)	2,816	12,841
E*TRADE Financial Corp. (I)	7,014	184,679
Eaton Vance Corp.	2,769	92,540
Ellington Financial LLC	739	13,213
Evercore Partners, Inc., Class A	903	45,367
Federated Investors, Inc., Class B	2,537	73,319
Fifth Street Asset Management, Inc.	1,595	11,915
Fifth Street Finance Corp.	3,923	24,205
Financial Engines, Inc. (L)	1,195	35,217
Fortress Investment Group LLC, Class A	10,733	59,568
Franklin Resources, Inc.	14,861	553,721
FS Investment Corp. (I)(L)	5,317	49,554
Full Circle Capital Corp.	2,239	6,874
FXCM, Inc., Class A	1,105	961
GAMCO Investors, Inc., Class A	622	34,148
GFI Group, Inc. (I)	4,725	28,397
Gladstone Capital Corp.	1,332	10,829
Gladstone Investment Corp.	1,494	10,518
Golub Capital BDC, Inc.	1,383	22,100
Greenhill & Company, Inc.	703	20,014
Harris & Harris Group, Inc. (I)	1,138	2,435
Hercules Technology Growth Capital, Inc.	1,774	17,935
HFF, Inc., Class A	916	30,924
Horizon Technology Finance Corp.	716	6,480
Interactive Brokers Group, Inc., Class A	1,373	54,192
Invesco, Ltd.	10,255	320,264
Investment Technology Group, Inc.	961	12,820
Janus Capital Group, Inc.	4,317	58,711
Ladenburg Thalmann
Financial Services, Inc. (I)	4,635	9,780
Lazard, Ltd., Class A	2,908	125,916
Legg Mason, Inc.	2,604	108,352

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
LPL Financial Holdings, Inc. (L)	2,228	$88,608
Main Street Capital Corp. (L)	1,117	29,779
Medallion Financial Corp.	722	5,473
Medley Capital Corp.	1,736	12,916
Moelis & Company, Class A	1,259	33,061
Monroe Capital Corp.	606	8,423
Morgan Stanley	46,702	1,471,113
MVC Capital, Inc.	1,286	10,558
New Mountain Finance Corp.	1,367	18,578
Newtek Business Services Corp.	445	7,311
Northern Trust Corp.	5,501	374,948
Northstar Asset Management, Inc.	4,555	65,410
Oaktree Capital Group LLC	3,643	180,329
Och-Ziff Capital Management
Group LLC, Class A	11,717	102,289
Oppenheimer Holdings, Inc., Class A	428	8,564
PennantPark Floating Rate Capital, Ltd.	888	10,603
PennantPark Investment Corp.	1,523	9,854
Piper Jaffray Companies (I)	361	13,057
Prospect Capital Corp. (L)	7,922	56,484
Pzena Investment Management, Inc., Class A	2,091	18,610
Raymond James Financial, Inc.	3,380	167,749
RCS Capital Corp., Class A (I)	2,107	1,707
Saratoga Investment Corp.	446	7,207
SEI Investments Company	4,015	193,643
Silvercrest Asset Management Group, Inc.	760	8,216
Solar Capital, Ltd.	945	14,950
Solar Senior Capital, Ltd.	600	8,532
State Street Corp.	9,811	659,397
Stellus Capital Investment Corp.	533	5,367
Stifel Financial Corp. (I)	1,589	66,897
T. Rowe Price Group, Inc.	6,169	428,746
TCP Capital Corp.	1,223	16,584
TD Ameritrade Holding Corp.	13,006	414,111
The Bank of New York Mellon Corp.	26,607	1,041,664
The Blackstone Group LP	12,667	401,164
The Carlyle Group LP	1,717	28,846
The Charles Schwab Corp.	31,313	894,299
The Goldman Sachs Group, Inc.	10,365	1,801,022
THL Credit, Inc.	1,140	12,449
TICC Capital Corp.	1,539	10,327
TPG Specialty Lending, Inc.	1,156	18,993
Triangle Capital Corp.	914	15,063
TriplePoint Venture Growth BDC Corp.	664	6,733
U.S. Global Investors, Inc., Class A	1,559	2,697
Virtu Financial, Inc., Class A (I)	3,420	78,386
Virtus Investment Partners, Inc.	232	23,316
Waddell & Reed Financial, Inc., Class A	1,952	67,871
Westwood Holdings Group, Inc.	304	16,522
Whitehorse Finance, Inc.	944	10,988
WisdomTree Investments, Inc.	3,238	52,229
		13,400,719
Consumer finance - 0.8%
American Express Company	24,305	1,801,730
Atlanticus Holdings Corp. (I)	1,048	3,857
Capital One Financial Corp.	13,127	951,970
Cash America International, Inc.	711	19,887
Credit Acceptance Corp. (I)(L)	482	94,891
Discover Financial Services	10,600	551,094
Emergent Capital, Inc. (I)	1,420	7,739
Encore Capital Group, Inc. (I)(L)	614	22,718
Enova International, Inc. (I)	650	6,643
Ezcorp, Inc., Class A (I)	1,228	7,577

The accompanying notes are an integral part of the financial statements.	280

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
First Cash Financial Services, Inc. (I)	673	$26,960
Green Dot Corp., Class A (I)	1,419	24,974
Navient Corp.	9,300	104,532
Nelnet, Inc., Class A	1,071	37,067
PRA Group, Inc. (I)	1,203	63,663
Santander Consumer USA Holdings, Inc. (I)	8,373	170,977
SLM Corp. (I)	10,289	76,139
Springleaf Holdings, Inc. (I)	3,202	139,991
Synchrony Financial (I)(L)	19,759	618,457
The First Marblehead Corp. (I)	358	1,232
		4,732,098
Diversified financial services - 2.0%
Berkshire Hathaway, Inc., Class B (I)	57,603	7,511,431
CBOE Holdings, Inc.	1,984	133,087
CME Group, Inc.	8,035	745,166
Gain Capital Holdings, Inc.	1,162	8,459
Intercontinental Exchange, Inc.	2,680	629,773
Leucadia National Corp.	8,626	174,763
Life Partners Holdings, Inc. (I)	788	13
MarketAxess Holdings, Inc.	873	81,084
Marlin Business Services Corp.	471	7,249
McGraw Hill Financial, Inc.	6,508	562,942
Moody’s Corp.	4,989	489,920
MSCI, Inc.	2,626	156,142
NewStar Financial, Inc. (I)	1,315	10,783
On Deck Capital, Inc. (I)(L)	1,683	16,662
PICO Holdings, Inc. (I)	659	6,379
The NASDAQ OMX Group, Inc.	4,021	214,440
Voya Financial, Inc. (I)	5,754	223,083
		10,971,376
Insurance - 2.7%
Aflac, Inc.	10,515	611,237
Alleghany Corp. (I)	391	183,031
American Equity Investment Life
Holding Company	1,878	43,776
American Financial Group, Inc.	2,113	145,607
American International Group, Inc.	32,920	1,870,514
American National Insurance Company	717	70,008
AMERISAFE, Inc.	520	25,860
AmTrust Financial Services, Inc.	1,934	121,803
Arch Capital Group, Ltd. (I)	2,904	213,357
Argo Group International Holdings, Ltd.	657	37,180
Arthur J. Gallagher & Company	3,872	159,836
Aspen Insurance Holdings, Ltd.	1,417	65,848
Assurant, Inc.	1,589	125,547
Assured Guaranty, Ltd.	3,648	91,200
Axis Capital Holdings, Ltd.	2,349	126,188
Baldwin & Lyons, Inc., Class B	834	18,098
Brown & Brown, Inc.	3,305	102,356
Cincinnati Financial Corp.	3,911	210,412
CNA Financial Corp.	6,192	216,287
CNO Financial Group, Inc.	4,728	88,934
Crawford & Company, Class B	1,640	9,200
eHealth, Inc. (I)	439	5,624
Employers Holdings, Inc.	815	18,166
Endurance Specialty Holdings, Ltd.	1,442	88,005
Enstar Group, Ltd. (I)	365	54,750
Erie Indemnity Company, Class A	1,141	94,635
Everest Re Group, Ltd.	1,215	210,608
Federated National Holding Company	385	9,248
Fidelity & Guaranty Life	1,517	37,227
First American Financial Corp.	2,568	100,332

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
FNF Group	6,767	$240,025
Genworth Financial, Inc., Class A (I)	12,616	58,286
HCC Insurance Holdings, Inc.	2,354	182,364
HCI Group, Inc.	331	12,833
Health Insurance Innovations, Inc. (I)	1,218	6,090
Heritage Insurance Holdings, Inc. (I)	903	17,816
Horace Mann Educators Corp.	1,077	35,778
Infinity Property & Casualty Corp.	294	23,679
Investors Title Company	166	12,028
Kansas City Life Insurance Company	529	24,858
Kemper Corp.	1,498	52,984
Lincoln National Corp.	6,117	290,313
Loews Corp.	8,870	320,562
Maiden Holdings, Ltd.	1,994	27,677
Markel Corp. (I)	339	271,831
Marsh & McLennan Companies, Inc.	12,786	667,685
MBIA, Inc. (I)	4,550	27,664
Mercury General Corp.	1,321	66,724
MetLife, Inc.	26,774	1,262,394
National General Holdings Corp. (I)	2,420	46,682
National Interstate Corp.	857	22,865
Old Republic International Corp.	6,658	104,131
OneBeacon Insurance Group, Ltd., Class A	3,271	45,925
PartnerRe, Ltd.	1,085	150,685
Patriot National, Inc. (I)	905	14,326
Primerica, Inc.	1,305	58,816
Principal Financial Group, Inc.	6,975	330,197
ProAssurance Corp.	1,354	66,441
Prudential Financial, Inc.	10,831	825,431
Reinsurance Group of America, Inc.	1,618	146,575
RenaissanceRe Holdings, Ltd.	1,044	110,998
RLI Corp.	1,092	58,455
Safety Insurance Group, Inc.	503	27,237
Selective Insurance Group, Inc.	1,417	44,012
StanCorp Financial Group, Inc.	1,053	120,253
State Auto Financial Corp.	1,117	25,479
State National Companies, Inc.	1,659	15,512
Stewart Information Services Corp.	683	27,942
Symetra Financial Corp.	2,935	92,863
The Allstate Corp.	9,909	577,100
The Chubb Corp.	5,498	674,330
The Hanover Insurance Group, Inc.	1,084	84,227
The Hartford Financial Services Group, Inc.	10,083	461,600
The Navigators Group, Inc. (I)	351	27,371
The Phoenix Companies, Inc. (I)	217	7,159
The Progressive Corp.	14,145	433,403
The Travelers Companies, Inc.	7,655	761,902
Torchmark Corp.	3,038	171,343
United Fire Group, Inc.	746	26,147
United Insurance Holdings Corp.	687	9,034
Universal Insurance Holdings, Inc.	966	28,536
Unum Group	6,090	195,367
Validus Holdings, Ltd.	1,722	77,611
W.R. Berkley Corp.	3,047	165,665
White Mountains Insurance Group, Ltd.	136	101,633
		14,893,718
Real estate investment trusts - 3.8%
Acadia Realty Trust	1,698	51,059
AG Mortgage Investment Trust, Inc.	872	13,272
Agree Realty Corp.	612	18,268
Alexander’s, Inc.	132	49,368
Alexandria Real Estate Equities, Inc.	1,681	142,330
Altisource Residential Corp., Class B	1,526	21,242

The accompanying notes are an integral part of the financial statements.	281

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
American Assets Trust, Inc.	1,121	$45,804
American Campus Communities, Inc.	2,556	92,629
American Capital Agency Corp.	8,021	149,993
American Capital Mortgage Investment Corp.	1,180	17,393
American Homes 4 Rent, Class A	5,193	83,503
American Residential Properties, Inc.	1,082	18,686
American Tower Corp.	9,986	878,568
Annaly Capital Management, Inc.	21,725	214,426
Anworth Mortgage Asset Corp.	3,235	15,981
Apartment Investment & Management
Company, Class A	3,646	134,975
Apollo Commercial Real Estate Finance, Inc.	1,131	17,768
Apollo Residential Mortgage, Inc.	942	11,926
Arbor Realty Trust, Inc.	2,192	13,941
Ares Commercial Real Estate Corp.	1,441	17,278
ARMOUR Residential REIT, Inc.	1,067	21,383
Ashford Hospitality Prime, Inc.	1,479	20,750
Ashford Hospitality Trust, Inc.	3,242	19,776
AvalonBay Communities, Inc.	3,120	545,438
BioMed Realty Trust, Inc.	4,852	96,943
Blackstone Mortgage Trust, Inc., Class A	1,873	51,395
Bluerock Residential Growth Reit, Inc.	1,087	13,022
Boston Properties, Inc.	3,630	429,792
Brandywine Realty Trust	4,232	52,138
Brixmor Property Group, Inc.	7,038	165,252
Camden Property Trust	2,001	147,874
Campus Crest Communities, Inc.	1,960	10,427
Capstead Mortgage Corp.	2,151	21,273
Care Capital Properties, Inc.	1,962	64,609
CareTrust REIT, Inc.	1,184	13,438
CatchMark Timber Trust, Inc., Class A	1,518	15,605
CBL & Associates Properties, Inc.	3,918	53,873
Chambers Street Properties	5,839	37,895
Chatham Lodging Trust	1,014	21,781
Chesapeake Lodging Trust	1,393	36,302
Colony Financial, Inc.	2,462	48,157
Columbia Property Trust, Inc. (I)	2,913	67,582
Communications Sales & Leasing, Inc.	3,640	65,156
CorEnergy Infrastructure Trust, Inc.	2,087	9,225
CoreSite Realty Corp.	722	37,140
Corporate Office Properties Trust	2,380	50,051
Corrections Corp. of America	2,676	79,049
Cousins Properties, Inc.	5,383	49,631
Crown Castle International Corp.	7,910	623,862
CubeSmart	3,931	106,963
CyrusOne, Inc.	1,231	40,204
CYS Investments, Inc.	2,071	15,035
DCT Industrial Trust, Inc.	2,000	67,320
DDR Corp.	8,843	136,005
DiamondRock Hospitality Company	4,943	54,620
Digital Realty Trust, Inc.	3,199	208,959
Douglas Emmett, Inc.	3,392	97,418
Duke Realty Corp.	8,404	160,096
DuPont Fabros Technology, Inc.	1,651	42,728
Dynex Capital, Inc.	1,997	13,100
Easterly Government Properties	1,056	16,843
EastGroup Properties, Inc.	779	42,206
Education Realty Trust, Inc.	1,205	39,705
Empire State Realty Trust, Inc., Class A	2,633	44,840
EPR Properties	1,338	69,001
Equinix, Inc.	1,342	366,903
Equity Commonwealth (I)	3,285	89,483
Equity LifeStyle Properties, Inc.	1,974	115,617

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Equity One, Inc.	3,082	$75,016
Equity Residential	8,695	653,168
Essex Property Trust, Inc.	1,518	339,152
Extra Space Storage, Inc.	2,791	215,354
Federal Realty Investment Trust	1,595	217,638
FelCor Lodging Trust, Inc.	3,209	22,688
First Industrial Realty Trust, Inc.	2,658	55,685
First Potomac Realty Trust	2,501	27,511
Five Oaks Investment Corp.	910	5,751
Franklin Street Properties Corp.	2,442	26,252
Gaming and Leisure Properties, Inc.	2,719	80,754
General Growth Properties, Inc.	21,227	551,265
Getty Realty Corp.	1,062	16,780
Gladstone Commercial Corp.	1,238	17,468
Government Properties Income Trust	1,666	26,656
Gramercy Property Trust, Inc.	1,459	30,303
Great Ajax Corp.	1,201	14,856
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	851	14,654
Hatteras Financial Corp.	2,201	33,345
HCP, Inc.	10,854	404,312
Healthcare Realty Trust, Inc.	2,408	59,839
Healthcare Trust of America, Inc., Class A	2,968	72,746
Hersha Hospitality Trust	1,286	29,141
Highwoods Properties, Inc.	2,196	85,095
Home Properties, Inc.	1,318	98,521
Hospitality Properties Trust	3,527	90,221
Host Hotels & Resorts, Inc.	18,148	286,920
Hudson Pacific Properties, Inc.	2,199	63,309
Independence Realty Trust, Inc.	2,252	16,237
InfraREIT, Inc. (I)	1,129	26,735
Inland Real Estate Corp.	2,409	19,513
Invesco Mortgage Capital, Inc.	2,791	34,162
Investors Real Estate Trust	4,240	32,818
Iron Mountain, Inc.	4,985	154,635
iStar, Inc. (I)	2,248	28,280
Kilroy Realty Corp.	2,071	134,946
Kimco Realty Corp.	9,873	241,197
Kite Realty Group Trust	2,004	47,715
Ladder Capital Corp., Class A	2,354	33,709
Lamar Advertising Company, Class A	2,209	115,266
LaSalle Hotel Properties	2,682	76,142
Lexington Realty Trust	5,628	45,587
Liberty Property Trust	3,554	111,987
LTC Properties, Inc.	965	41,177
Mack-Cali Realty Corp.	2,086	39,384
Medical Properties Trust, Inc.	4,906	54,260
MFA Financial, Inc.	8,287	56,434
Mid-America Apartment Communities, Inc.	1,773	145,156
Monmouth Real Estate
Investment Corp., Class A	1,889	18,418
Monogram Residential Trust, Inc. (L)	4,549	42,351
National Health Investors, Inc.	901	51,798
National Retail Properties, Inc.	2,941	106,670
New Residential Investment Corp.	4,422	57,928
New Senior Investment Group, Inc.	1,798	18,807
New York Mortgage Trust, Inc.	2,737	15,026
New York REIT, Inc. (I)	4,346	43,721
Newcastle Investment Corp.	1,798	7,893
NorthStar Realty Finance	8,249	101,875
Omega Healthcare Investors, Inc.	4,246	149,247
One Liberty Properties, Inc.	1,056	22,524
Orchid Island Capital, Inc.	669	6,188

The accompanying notes are an integral part of the financial statements.	282

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Outfront Media, Inc.	3,109	$64,667
Owens Realty Mortgage, Inc.	632	8,703
Paramount Group, Inc.	5,946	99,893
Parkway Properties, Inc.	3,123	48,594
Pebblebrook Hotel Trust	1,740	61,683
Pennsylvania Real Estate Investment Trust	1,656	32,838
PennyMac Mortgage Investment Trust	1,521	23,530
Physicians Realty Trust	1,640	24,748
Piedmont Office Realty Trust, Inc., Class A	3,612	64,619
Plum Creek Timber Company, Inc.	4,045	159,818
Post Properties, Inc.	1,263	73,620
Potlatch Corp.	951	27,379
Preferred Apartment Communities, Inc.	1,158	12,599
Prologis, Inc.	12,328	479,559
PS Business Parks, Inc.	702	55,725
Public Storage	4,098	867,260
QTS Realty Trust, Inc., Class A	958	41,855
Ramco-Gershenson Properties Trust	2,242	33,652
Rayonier, Inc.	3,128	69,035
Realty Income Corp.	5,281	250,267
Redwood Trust, Inc.	2,106	29,147
Regency Centers Corp.	2,236	138,967
Resource Capital Corp. (L)	801	8,947
Retail Opportunity Investments Corp.	2,239	37,033
Retail Properties of America, Inc., Class A	5,457	76,889
Rexford Industrial Realty, Inc.	1,649	22,740
RLJ Lodging Trust	3,050	77,074
Rouse Properties, Inc.	1,430	22,279
Ryman Hospitality Properties	1,232	60,651
Sabra Health Care REIT, Inc.	1,535	35,581
Saul Centers, Inc.	601	31,102
Select Income REIT	2,137	40,624
Senior Housing Properties Trust	5,378	87,124
Silver Bay Realty Trust Corp.	1,100	17,611
Simon Property Group, Inc.	7,484	1,374,960
SL Green Realty Corp.	2,318	250,715
Sovran Self Storage, Inc.	854	80,532
Spirit Realty Capital, Inc.	9,832	89,864
STAG Industrial, Inc.	1,797	32,723
Starwood Property Trust, Inc.	5,232	107,361
Starwood Waypoint Residential Trust	918	21,876
STORE Capital Corp.	2,765	57,125
Strategic Hotels & Resorts, Inc. (I)	6,951	95,854
Summit Hotel Properties, Inc.	2,378	27,751
Sun Communities, Inc.	1,244	84,293
Sunstone Hotel Investors, Inc.	5,081	67,222
Tanger Factory Outlet Centers, Inc.	2,168	71,479
Taubman Centers, Inc.	1,475	101,893
Terreno Realty Corp.	1,284	25,218
The Macerich Company	3,705	284,618
Two Harbors Investment Corp.	7,848	69,219
UDR, Inc.	6,099	210,294
UMH Properties, Inc.	1,789	16,638
Urban Edge Properties	2,505	54,083
Urstadt Biddle Properties, Inc.	242	4,320
Urstadt Biddle Properties, Inc., Class A	1,203	22,544
Ventas, Inc.	7,849	440,015
VEREIT, Inc.	22,102	170,627
Vornado Realty Trust	4,513	408,065
Washington Real Estate Investment Trust	1,849	46,096
Weingarten Realty Investors	2,862	94,761
Welltower, Inc.	8,191	554,695
Western Asset Mortgage Capital Corp.	1,122	14,148

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Weyerhaeuser Company	12,375	$338,333
Wheeler Real Estate Investment Trust, Inc.	1,681	3,194
Whitestone REIT	1,408	16,234
Winthrop Realty Trust (I)	1,052	15,107
WP Carey, Inc.	2,458	142,097
WP GLIMCHER, Inc.	4,412	51,444
ZAIS Financial Corp.	503	6,740
		20,954,412
Real estate management and development - 0.1%
Alexander & Baldwin, Inc.	1,192	40,921
American Spectrum Realty, Inc. (I)	265	21
AV Homes, Inc. (I)	996	13,466
CBRE Group, Inc., Class A (I)	7,904	252,928
Forest City Enterprises, Inc., Class A (I)	4,623	93,061
Forestar Group, Inc. (I)	1,047	13,768
FRP Holdings, Inc. (I)	434	13,081
Jones Lang LaSalle, Inc.	1,057	151,965
Kennedy-Wilson Holdings, Inc.	2,289	50,747
Marcus & Millichap, Inc. (I)	862	39,643
Tejon Ranch Company (I)	488	10,643
The Howard Hughes Corp. (I)	963	110,495
The St. Joe Company (I)	2,200	42,086
		832,825
Thrifts and mortgage finance - 0.3%
Astoria Financial Corp.	2,156	34,712
Bank Mutual Corp.	3,105	23,846
BankFinancial Corp.	1,249	15,525
BBX Capital Corp., Class A (I)	806	12,977
Beneficial Bancorp, Inc. (I)	2,114	28,032
BofI Holding, Inc. (I)	392	50,501
Capitol Federal Financial, Inc.	3,236	39,220
Charter Financial Corp.	1,145	14,519
Clifton Bancorp, Inc.	1,200	16,656
Dime Community Bancshares, Inc.	1,286	21,733
Doral Financial Corp. (I)	195	44
EverBank Financial Corp.	2,690	51,917
Federal Agricultural Mortgage Corp., Class C	323	8,375
Federal Home Loan Mortgage Corp. (I)(L)	15,491	34,080
Federal National Mortgage Association (I)(L)	27,693	62,312
Flagstar Bancorp, Inc. (I)	1,507	30,984
Fox Chase Bancorp, Inc.	1,439	24,981
HF Financial Corp.	665	10,793
HomeStreet, Inc. (I)	713	16,470
Hudson City Bancorp, Inc.	12,343	125,528
IMPAC Mortgage Holdings, Inc. (I)	266	4,349
Lake Sunapee Bank Group	812	11,790
LendingTree, Inc. (I)	326	30,328
Meridian Bancorp, Inc.	1,812	24,770
MGIC Investment Corp. (I)	8,139	75,367
New York Community Bancorp, Inc.	9,668	174,604
Northfield Bancorp, Inc.	1,901	28,914
Northwest Bancshares, Inc.	3,244	42,172
OceanFirst Financial Corp.	1,130	19,459
Ocwen Financial Corp. (I)(L)	2,993	20,083
Oritani Financial Corp.	1,190	18,588
PHH Corp. (I)	1,363	19,246
Provident Financial Services, Inc.	1,750	34,125
Radian Group, Inc.	4,589	73,011
Security National Financial Corp., Class A (I)	463	3,135
SI Financial Group, Inc.	981	11,674
Territorial Bancorp, Inc.	555	14,452
TFS Financial Corp.	7,203	124,252

The accompanying notes are an integral part of the financial statements.	283

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
TrustCo Bank Corp.	2,802	$16,364
United Community Financial Corp.	1,925	9,625
United Financial Bancorp, Inc. (I)	1,528	19,940
Walker & Dunlop, Inc. (I)	894	23,316
Walter Investment Management Corp. (I)	929	15,096
Washington Federal, Inc.	2,085	47,434
Westfield Financial, Inc.	1,537	11,758
WSFS Financial Corp.	900	25,929
		1,522,986
		98,646,464
Health care - 12.8%
Biotechnology - 3.6%
AbbVie, Inc.	40,992	2,230,375
ACADIA Pharmaceuticals, Inc. (I)	2,422	80,096
Acceleron Pharma, Inc. (I)	885	22,037
Achillion Pharmaceuticals, Inc. (I)	2,923	20,198
Acorda Therapeutics, Inc. (I)	997	26,430
Aduro Biotech, Inc. (I)(L)	1,449	28,067
Advaxis, Inc. (I)	705	7,212
Aegerion Pharmaceuticals, Inc. (I)(L)	693	9,425
Affymax, Inc.	914	83
Agenus, Inc. (I)	2,116	9,734
Agios Pharmaceuticals, Inc. (I)	891	62,896
Akebia Therapeutics, Inc. (I)	1,194	11,534
Alder Biopharmaceuticals, Inc. (I)	876	28,698
Alexion Pharmaceuticals, Inc. (I)	5,414	846,695
Alkermes PLC (I)	3,550	208,279
Alnylam Pharmaceuticals, Inc. (I)	2,012	161,684
AMAG Pharmaceuticals, Inc. (I)	703	27,930
Ambit Biosciences Corp. (I)	515	309
Amgen, Inc.	18,083	2,501,241
Amicus Therapeutics, Inc. (I)	2,617	36,612
Anacor Pharmaceuticals, Inc. (I)	1,005	118,299
Applied Genetic Technologies Corp. (I)	426	5,598
Ardelyx, Inc. (I)	547	9,452
Arena Pharmaceuticals, Inc. (I)	5,611	10,717
ARIAD Pharmaceuticals, Inc. (I)	4,350	25,404
ArQule, Inc. (I)	1,903	3,559
Array BioPharma, Inc. (I)	3,361	15,326
Asterias Biotherapeutics, Inc. (I)	151	584
Atara Biotherapeutics, Inc. (I)	628	19,744
aTyr Pharma, Inc. (I)	680	6,977
Avalanche Biotechnologies, Inc. (I)	534	4,400
AVEO Pharmaceuticals, Inc. (I)	937	1,134
Baxalta, Inc.	12,937	407,645
Bellicum Pharmaceuticals, Inc. (I)	735	10,680
BIND Therapeutics, Inc. (I)	634	2,828
BioCryst Pharmaceuticals, Inc. (I)	2,070	23,598
Biogen, Inc. (I)	5,591	1,631,510
BioMarin Pharmaceutical, Inc. (I)	3,803	400,532
Biota Pharmaceuticals, Inc. (I)	4,178	8,272
BioTime, Inc. (I)(L)	2,574	7,722
Bluebird Bio, Inc. (I)	774	66,216
Blueprint Medicines Corp. (I)	706	15,066
Catalyst Biosciences, Inc.	103	480
CEL-SCI Corp. (I)	923	561
Celgene Corp. (I)	19,088	2,064,749
Celladon Corp. (I)	703	738
Celldex Therapeutics, Inc. (I)	2,434	25,654
Cepheid, Inc. (I)	1,746	78,919
Chimerix, Inc. (I)	1,016	38,811
Clovis Oncology, Inc. (I)	846	77,798

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Coherus Biosciences, Inc. (I)	972	$19,479
Curis, Inc. (I)	4,091	8,264
Cytokinetics, Inc. (I)	1,580	10,570
Cytori Therapeutics, Inc. (I)	4,643	1,579
Durata Therapeutics, Inc. (I)	722	599
Dyax Corp. (I)	3,331	63,589
Dynavax Technologies Corp. (I)	804	19,730
Eagle Pharmaceuticals, Inc. (I)(L)	378	27,983
Emergent BioSolutions, Inc. (I)	908	25,869
Enanta Pharmaceuticals, Inc. (I)(L)	448	16,191
Enzon Pharmaceuticals, Inc.	1,758	1,705
Epirus Biopharmaceuticals, Inc. (I)	1,141	5,043
Epizyme, Inc. (I)(L)	1,122	14,429
Esperion Therapeutics, Inc. (I)	486	11,465
Exact Sciences Corp. (I)(L)	2,201	39,596
Exelixis, Inc. (I)(L)	4,652	26,098
FibroGen, Inc. (I)	1,476	32,354
Five Prime Therapeutics, Inc. (I)	578	8,895
Flexion Therapeutics, Inc. (I)	500	7,430
Fortress Biotech, Inc. (I)	808	2,101
Foundation Medicine, Inc. (I)	860	15,867
Galena Biopharma, Inc. (I)(L)	4,519	7,140
Genomic Health, Inc. (I)	747	15,807
Geron Corp. (I)(L)	3,630	10,019
Gilead Sciences, Inc.	35,478	3,483,585
GTx, Inc. (I)	7,366	5,598
Halozyme Therapeutics, Inc. (I)	2,949	39,605
Idera Pharmaceuticals, Inc. (I)(L)	3,698	12,388
Immune Design Corp. (I)	707	8,625
ImmunoCellular Therapeutics, Ltd. (I)	2,073	871
ImmunoGen, Inc. (I)	1,931	18,538
Immunomedics, Inc. (I)(L)	2,223	3,824
Incyte Corp. (I)	4,103	452,684
Infinity Pharmaceuticals, Inc. (I)	1,260	10,647
Inovio Pharmaceuticals, Inc. (I)(L)	2,196	12,693
Insmed, Inc. (I)	1,531	28,431
Insys Therapeutics, Inc. (I)(L)	1,808	51,456
Intercept Pharmaceuticals, Inc. (I)	545	90,394
Intrexon Corp. (I)(L)	2,507	79,723
Invitae Corp. (I)	887	6,404
Ironwood Pharmaceuticals, Inc. (I)	3,638	37,908
Isis Pharmaceuticals, Inc. (I)	2,873	116,127
Juno Therapeutics, Inc. (I)(L)	2,191	89,152
Keryx Biopharmaceuticals, Inc. (I)(L)	2,736	9,631
Kite Pharma, Inc. (I)(L)	1,023	56,961
KYTHERA Biopharmaceuticals, Inc. (I)	691	51,811
Lexicon Pharmaceuticals, Inc. (I)(L)	3,201	34,379
Ligand Pharmaceuticals, Inc. (I)	464	39,742
MacroGenics, Inc. (I)	697	14,930
MannKind Corp. (I)(L)	9,636	30,932
Medivation, Inc. (I)	3,732	158,610
Merrimack Pharmaceuticals, Inc. (I)(L)	2,436	20,730
MiMedx Group, Inc. (I)(L)	2,892	27,908
Momenta Pharmaceuticals, Inc. (I)	1,421	23,319
Myriad Genetics, Inc. (I)(L)	1,697	63,604
Nanosphere, Inc. (I)	77	126
Neuralstem, Inc. (I)(L)	2,608	3,182
Neurocrine Biosciences, Inc. (I)	1,998	79,500
NewLink Genetics Corp. (I)	619	22,185
Northwest Biotherapeutics, Inc. (I)(L)	2,131	13,319
Novavax, Inc. (I)	6,532	46,181
Omthera Pharmaceuticals, Inc. (I)	598	368
OncoGenex Pharmaceuticals, Inc. (I)	486	1,084

The accompanying notes are an integral part of the financial statements.	284

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
OncoMed Pharmaceuticals, Inc. (I)	930	$15,429
Onconova Therapeutics, Inc. (I)	648	881
Ophthotech Corp. (I)	874	35,414
OPKO Health, Inc. (I)(L)	12,854	108,102
Orexigen Therapeutics, Inc. (I)	3,358	7,085
Osiris Therapeutics, Inc. (I)(L)	877	16,198
Otonomy, Inc. (I)	519	9,243
OvaScience, Inc. (I)(L)	722	6,130
PDL BioPharma, Inc. (L)	3,871	19,471
Pfenex, Inc. (I)	740	11,107
PharmAthene, Inc. (I)	2,050	2,727
Portola Pharmaceuticals, Inc. (I)	1,243	52,977
Progenics Pharmaceuticals, Inc. (I)	2,184	12,492
PTC Therapeutics, Inc. (I)	811	21,654
Puma Biotechnology, Inc. (I)	760	57,274
Raptor Pharmaceutical Corp. (I)	2,154	13,032
Recro Pharma, Inc. (I)	699	8,409
Regeneron Pharmaceuticals, Inc. (I)	2,445	1,137,267
Regulus Therapeutics, Inc. (I)(L)	1,345	8,796
Repligen Corp. (I)	766	21,333
Retrophin, Inc. (I)	849	17,201
Rigel Pharmaceuticals, Inc. (I)	2,154	5,320
Sage Therapeutics, Inc. (I)	725	30,682
Sangamo BioSciences, Inc. (I)	1,501	8,466
Sarepta Therapeutics, Inc. (I)(L)	1,043	33,491
Savient Pharmaceuticals, Inc. (I)	1,834	0
Seattle Genetics, Inc. (I)	3,051	117,647
SIGA Technologies, Inc. (I)	1,202	1,418
Spark Therapeutics, Inc. (I)(L)	580	24,203
Spectrum Pharmaceuticals, Inc. (I)	1,952	11,673
Sunesis Pharmaceuticals, Inc. (I)	1,601	1,297
Synergy Pharmaceuticals, Inc. (I)	2,510	13,303
TESARO, Inc. (I)	1,012	40,581
Tetralogic Pharmaceuticals Corp. (I)	2,672	5,023
Ultragenyx Pharmaceutical, Inc. (I)	850	81,864
United Therapeutics Corp. (I)	1,103	144,758
Vanda Pharmaceuticals, Inc. (I)	1,411	15,916
Vericel Corp. (I)	2,304	6,244
Versartis, Inc. (I)	943	10,873
Vertex Pharmaceuticals, Inc. (I)	5,780	601,929
Vital Therapies, Inc. (I)(L)	664	2,683
XBiotech, Inc. (I)(L)	884	13,207
Xencor, Inc. (I)	877	10,726
XOMA Corp. (I)	4,093	3,077
Zafgen, Inc. (I)	643	20,544
ZIOPHARM Oncology, Inc. (I)(L)	3,606	32,490
		19,861,102
Health care equipment and supplies - 1.7%
Abaxis, Inc.	590	25,954
Abbott Laboratories	35,988	1,447,437
ABIOMED, Inc. (I)	1,039	96,378
Accuray, Inc. (I)(L)	1,959	9,785
Alere, Inc. (I)	2,048	98,611
Align Technology, Inc. (I)	1,916	108,752
Allied Healthcare Products, Inc. (I)	1,783	2,050
Alphatec Holdings, Inc. (I)	6,729	2,221
Analogic Corp.	318	26,089
AngioDynamics, Inc. (I)	1,074	14,166
Anika Therapeutics, Inc. (I)	489	15,565
Atrion Corp.	62	23,248
Baxano Surgical, Inc. (I)	1,095	0
Baxter International, Inc.	12,937	424,980
Becton, Dickinson and Company	4,925	653,351

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Biolase, Inc. (I)	1,230	$1,107
Boston Scientific Corp. (I)	31,741	520,870
Bovie Medical Corp. (I)	2,283	4,520
C.R. Bard, Inc.	1,765	328,837
Cantel Medical Corp.	1,032	58,514
Cardiovascular Systems, Inc. (I)	758	12,007
CAS Medical Systems, Inc. (I)	5,285	6,606
Cogentix Medical, Inc. (I)	741	919
CONMED Corp.	658	31,413
CryoLife, Inc.	1,362	13,252
Cyberonics, Inc. (I)	593	36,043
Delcath Systems, Inc. (I)	78	34
DENTSPLY International, Inc.	3,355	169,662
DexCom, Inc. (I)	1,910	163,993
Edwards Lifesciences Corp. (I)	2,560	363,955
Endologix, Inc. (I)	1,563	19,162
Entellus Medical, Inc. (I)	617	11,118
EnteroMedics, Inc. (I)	2,044	531
Exactech, Inc. (I)	465	8,105
Fonar Corp. (I)	548	7,349
GenMark Diagnostics, Inc. (I)	1,303	10,255
Globus Medical, Inc., Class A (I)	1,774	36,651
Greatbatch, Inc. (I)	645	36,391
Haemonetics Corp. (I)	1,210	39,107
Halyard Health, Inc. (I)	1,088	30,943
HeartWare International, Inc. (I)	482	25,213
Hill-Rom Holdings, Inc.	1,350	70,187
Hologic, Inc. (I)	6,703	262,288
ICU Medical, Inc. (I)	360	39,420
IDEXX Laboratories, Inc. (I)	2,256	167,508
Inogen, Inc. (I)	402	19,517
Insulet Corp. (I)	1,332	34,512
Integra LifeSciences Holdings Corp. (I)	811	48,295
Intuitive Surgical, Inc. (I)	873	401,213
Invacare Corp.	804	11,634
K2M Group Holdings, Inc. (I)	1,052	19,567
Kewaunee Scientific Corp.	314	5,134
LDR Holding Corp. (I)	692	23,895
Masimo Corp. (I)	1,228	47,352
MELA Sciences, Inc. (I)	89	101
Meridian Bioscience, Inc.	1,077	18,417
Merit Medical Systems, Inc. (I)	1,003	23,982
Natus Medical, Inc. (I)	845	33,335
Neogen Corp. (I)	891	40,086
Nevro Corp. (I)	604	28,020
NuVasive, Inc. (I)	1,152	55,549
NxStage Medical, Inc. (I)	1,716	27,061
OraSure Technologies, Inc. (I)	1,641	7,286
Orthofix International NV (I)	450	15,188
PhotoMedex, Inc. (I)	575	299
Quidel Corp. (I)	889	16,784
ResMed, Inc.	3,370	171,735
Rockwell Medical Technologies, Inc. (I)	1,088	8,388
Roka Bioscience, Inc. (I)	746	1,447
RTI Surgical, Inc. (I)	2,109	11,979
SeaSpine Holdings Corp. (I)	270	4,374
Sirona Dental Systems, Inc. (I)	1,387	129,463
Spectranetics Corp. (I)	1,076	12,686
St. Jude Medical, Inc.	6,733	424,785
STAAR Surgical Company (I)	873	6,774
STERIS Corp. (L)	1,423	92,452
Stryker Corp.	9,033	850,005
SurModics, Inc. (I)	502	10,964

The accompanying notes are an integral part of the financial statements.	285

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Symmetry Surgical, Inc. (I)	1,041	$9,265
Synergetics USA, Inc. (I)	781	5,131
Teleflex, Inc.	962	119,490
The Cooper Companies, Inc.	1,140	169,700
Thoratec Corp. (I)	1,365	86,350
TriVascular Technologies, Inc. (I)	804	4,020
Unilife Corp. (I)(L)	4,767	4,671
Utah Medical Products, Inc.	216	11,636
Varian Medical Systems, Inc. (I)	2,401	177,146
Vascular Solutions, Inc. (I)	536	17,372
West Pharmaceutical Services, Inc.	1,720	93,086
Wright Medical Group, Inc. (I)	1,420	29,848
Zeltiq Aesthetics, Inc. (I)	935	29,948
Zimmer Biomet Holdings, Inc.	4,039	379,383
		9,163,872
Health care providers and services - 2.6%
AAC Holdings, Inc. (I)(L)	530	11,793
Acadia Healthcare Company, Inc. (I)	1,570	104,044
Accretive Health, Inc. (I)	2,325	5,766
Aceto Corp.	706	19,380
Addus HomeCare Corp. (I)	369	11,494
Adeptus Health, Inc., Class A (I)	517	41,753
Aetna, Inc.	8,331	911,495
Air Methods Corp. (I)	930	31,704
Almost Family, Inc. (I)	242	9,692
Amedisys, Inc. (I)	738	28,022
American Caresource Holdings, Inc. (I)	2,009	2,491
AmerisourceBergen Corp.	5,216	495,468
AMN Healthcare Services, Inc. (I)	1,236	37,092
Amsurg Corp. (I)	1,135	88,201
Anthem, Inc.	6,310	883,400
Brookdale Senior Living, Inc. (I)	4,397	100,955
Capital Senior Living Corp. (I)	703	14,095
Cardinal Health, Inc.	7,835	601,885
Centene Corp. (I)	2,866	155,423
Chemed Corp.	380	50,719
Cigna Corp.	6,156	831,183
Civitas Solutions, Inc. (I)	1,003	22,989
Community Health Systems, Inc. (I)	2,740	117,190
CorVel Corp. (I)	482	15,569
Cross Country Healthcare, Inc. (I)	1,058	14,399
DaVita HealthCare Partners, Inc. (I)	5,111	369,679
Diplomat Pharmacy, Inc. (I)	1,403	40,308
Envision Healthcare Holdings, Inc. (I)	4,391	161,545
ExamWorks Group, Inc. (I)	982	28,714
Express Scripts Holding Company (I)	17,326	1,402,713
Genesis Healthcare, Inc. (I)	4,078	24,998
Hanger, Inc. (I)	841	11,471
HCA Holdings, Inc. (I)	10,000	773,600
Health Net, Inc. (I)	1,810	108,998
HealthEquity, Inc. (I)	1,249	36,908
HealthSouth Corp.	1,991	76,395
Healthways, Inc. (I)	968	10,764
Henry Schein, Inc. (I)	1,995	264,776
Hooper Holmes, Inc. (I)	9,709	1,097
Humana, Inc.	3,541	633,839
InfuSystems Holdings, Inc. (I)	1,524	4,161
IPC Healthcare, Inc. (I)	426	33,096
Kindred Healthcare, Inc.	2,078	32,729
Laboratory Corp. of America Holdings (I)	2,378	257,942
LHC Group, Inc. (I)	506	22,654
LifePoint Health, Inc. (I)	1,048	74,303
Magellan Health Services, Inc. (I)	611	33,868

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
McKesson Corp.	5,544	$1,025,806
Medcath Corp. (I)	613	307
MEDNAX, Inc. (I)	2,303	176,847
Molina Healthcare, Inc. (I)	1,187	81,725
National HealthCare Corp.	369	22,468
National Research Corp., Class B	660	21,780
Owens & Minor, Inc.	1,467	46,856
Patterson Companies, Inc.	2,453	106,092
PDI, Inc. (I)	770	1,378
PharMerica Corp. (I)	818	23,288
Premier, Inc., Class A (I)	3,461	118,955
Quest Diagnostics, Inc.	3,422	210,350
RadNet, Inc. (I)	1,485	8,242
Select Medical Holdings Corp.	3,255	35,121
Surgical Care Affiliates, Inc. (I)	987	32,265
Team Health Holdings, Inc. (I)	1,728	93,364
Tenet Healthcare Corp. (I)	2,385	88,054
The Ensign Group, Inc.	679	28,946
The Providence Service Corp. (I)	384	16,735
UnitedHealth Group, Inc.	22,717	2,635,399
Universal American Corp. (I)	1,908	13,051
Universal Health Services, Inc., Class B	2,340	292,055
US Physical Therapy, Inc.	394	17,687
VCA, Inc. (I)	1,958	103,089
WellCare Health Plans, Inc. (I)	1,019	87,817
		14,298,437
Health care technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	4,228	52,427
athenahealth, Inc. (I)(L)	894	119,215
Castlight Health, Inc., B Shares (I)	2,151	9,034
Cerner Corp. (I)	8,162	489,394
Computer Programs & Systems, Inc.	274	11,544
HealthStream, Inc. (I)	711	15,507
HMS Holdings Corp. (I)	2,028	17,786
Icad, Inc. (I)	1,245	4,233
IMS Health Holdings, Inc. (I)	8,040	233,964
Inovalon Holdings, Inc., Class A (I)	3,532	73,572
MedAssets, Inc. (I)	1,448	29,047
Medidata Solutions, Inc. (I)	1,308	55,080
Omnicell, Inc. (I)	940	29,234
Quality Systems, Inc.	1,382	17,247
Simulations Plus, Inc.	1,330	12,555
Veeva Systems, Inc., Class A (I)	3,179	74,420
		1,244,259
Life sciences tools and services - 0.6%
Accelerate Diagnostics, Inc. (I)	997	16,131
Affymetrix, Inc. (I)	2,012	17,182
Agilent Technologies, Inc.	8,021	275,361
Albany Molecular Research, Inc. (I)(L)	803	13,988
BG Medicine, Inc. (I)	390	158
Bio-Rad Laboratories, Inc., Class A (I)	706	94,823
Bio-Techne Corp.	916	84,693
Bruker Corp. (I)	3,989	65,539
Cambrex Corp. (I)	809	32,101
Charles River
Laboratories International, Inc. (I)	1,150	73,048
Fluidigm Corp. (I)	639	5,182
Harvard Bioscience, Inc. (I)	1,760	6,653
Illumina, Inc. (I)	3,385	595,151
INC Research Holdings, Inc. (I)	1,523	60,920
Luminex Corp. (I)	1,335	22,575
Mettler-Toledo International, Inc. (I)	673	191,630

The accompanying notes are an integral part of the financial statements.	286

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
NeoGenomics, Inc. (I)	2,193	$12,566
Pacific Biosciences of California, Inc. (I)(L)	2,695	9,864
PAREXEL International Corp. (I)	1,321	81,796
PerkinElmer, Inc.	2,663	122,391
PRA Health Sciences, Inc. (I)	1,478	57,391
Quintiles Transnational Holdings, Inc. (I)	2,944	204,814
Sequenom, Inc. (I)(L)	2,766	4,841
Thermo Fisher Scientific, Inc.	9,457	1,156,402
VWR Corp. (I)	3,079	79,100
Waters Corp. (I)	1,956	231,219
		3,515,519
Pharmaceuticals - 4.1%
AcelRx Pharmaceuticals, Inc. (I)	1,558	4,752
Acura Pharmaceuticals, Inc. (I)	276	649
Akorn, Inc. (I)	2,621	74,712
Alexza Pharmaceuticals, Inc. (I)	2,067	2,625
Alimera Sciences, Inc. (I)	2,170	4,796
Allergan PLC (I)	9,023	2,452,542
Amphastar Pharmaceuticals, Inc. (I)	1,165	13,619
Ampio Pharmaceuticals, Inc. (I)	1,904	5,503
ANI Pharmaceuticals, Inc. (I)	349	13,789
Apricus Biosciences, Inc. (I)(L)	3,553	5,187
Aratana Therapeutics, Inc. (I)	1,008	8,528
BioDelivery Sciences International, Inc. (I)	1,190	6,616
Bristol-Myers Squibb Company	39,613	2,345,090
Carbylan Therapeutics, Inc. (I)	961	3,431
Catalent, Inc. (I)	2,996	72,803
Cempra, Inc. (I)	1,116	31,069
Chelsea Therapeutics International, Ltd. (I)	1,686	135
ContraVir Pharmaceuticals, Inc. (I)	246	514
Corcept Therapeutics, Inc. (I)	2,803	10,539
Cumberland Pharmaceuticals, Inc. (I)	672	3,877
Depomed, Inc. (I)	1,587	29,915
Eli Lilly & Company	26,475	2,215,693
Endo International PLC (I)	2,768	191,767
Endocyte, Inc. (I)	899	4,117
Flex Pharma, Inc. (I)	620	7,446
Furiex Pharmaceuticals, Inc. (I)	242	1,329
Horizon Pharma PLC (I)(L)	3,498	69,330
IGI Laboratories, Inc. (I)(L)	1,342	8,777
Impax Laboratories, Inc. (I)	1,658	58,378
Intersect ENT, Inc. (I)	636	14,882
Johnson & Johnson	66,261	6,185,464
Juniper Pharmaceuticals, Inc. (I)	351	4,135
Lannett Company, Inc. (I)(L)	902	37,451
Merck & Company, Inc.	67,633	3,340,394
Nektar Therapeutics (I)	3,002	32,902
Ocera Therapeutics, Inc. (I)	1,520	4,803
Ocular Therapeutix, Inc. (I)	655	9,209
Omeros Corp. (I)	833	9,130
Pacira Pharmaceuticals, Inc. (I)	894	36,743
Paratek Pharmaceuticals, Inc.	515	9,785
Pernix Therapeutics Holdings (I)	778	2,458
Pfizer, Inc.	146,070	4,588,059
Phibro Animal Health Corp., Class A	1,003	31,725
Prestige Brands Holdings, Inc. (I)	1,278	57,714
Relypsa, Inc. (I)	1,032	19,102
Repros Therapeutics, Inc. (I)	1,191	8,849
Revance Therapeutics, Inc. (I)	531	15,803
Rock Creek Pharmaceuticals, Inc. (I)(L)	165	135
Sagent Pharmaceuticals, Inc. (I)	726	11,130
SciClone Pharmaceuticals, Inc. (I)	1,414	9,813
Sucampo Pharmaceuticals, Inc., Class A (I)	1,136	22,572

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc. (I)	1,455	$20,414
Tetraphase Pharmaceuticals, Inc. (I)	851	6,348
The Medicines Company (I)	1,542	58,534
TherapeuticsMD, Inc. (I)(L)	4,308	25,245
Theravance, Inc. (L)	2,971	21,332
Trius Therapeutics, Inc. (I)(L)	1,243	137
VIVUS, Inc. (I)(L)	2,325	3,813
XenoPort, Inc. (I)	2,349	8,151
Zoetis, Inc.	11,944	491,854
Zogenix, Inc. (I)	445	6,008
ZS Pharma, Inc. (I)	653	42,876
		22,784,498
		70,867,687
Industrials - 9.9%
Aerospace and defense - 2.4%
AAR Corp.	1,006	19,084
Aerojet Rocketdyne Holdings, Inc. (I)	1,536	24,852
Aerovironment, Inc. (I)	570	11,423
API Technologies Corp. (I)	1,409	3,058
Astronics Corp. (I)	519	20,983
B/E Aerospace, Inc.	2,544	111,682
BWX Technologies, Inc.	2,438	64,266
CPI Aerostructures, Inc. (I)	277	2,440
Cubic Corp.	656	27,513
Curtiss-Wright Corp.	1,137	70,972
DigitalGlobe, Inc. (I)	1,782	33,894
Ducommun, Inc. (I)	443	8,891
Engility Holdings, Inc.	963	24,826
Esterline Technologies Corp. (I)	729	52,408
General Dynamics Corp.	7,882	1,087,322
HEICO Corp., Class A	1,395	63,347
Hexcel Corp.	2,320	104,075
Honeywell International, Inc.	18,636	1,764,643
Huntington Ingalls Industries, Inc.	1,164	124,723
KLX, Inc. (I)	1,217	43,496
L-3 Communications Holdings, Inc.	1,941	202,873
LMI Aerospace, Inc. (I)	967	9,941
Lockheed Martin Corp.	7,499	1,554,618
Moog, Inc., Class A (I)	991	53,583
National Presto Industries, Inc.	258	21,739
Northrop Grumman Corp.	4,697	779,467
Orbital ATK, Inc.	1,419	101,984
Precision Castparts Corp.	3,386	777,798
Raytheon Company	7,300	797,598
Rockwell Collins, Inc.	3,185	260,660
Spirit AeroSystems Holdings, Inc., Class A (I)	3,418	165,226
TASER International, Inc. (I)(L)	1,282	28,236
Teledyne Technologies, Inc. (I)	849	76,665
Textron, Inc.	6,653	250,419
The Boeing Company	16,781	2,197,472
The KEYW Holding Corp. (I)	1,640	10,086
TransDigm Group, Inc. (I)	1,240	263,388
Triumph Group, Inc.	1,147	48,266
United Technologies Corp.	21,623	1,924,231
Vectrus, Inc. (I)	257	5,664
		13,193,812
Air freight and logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,747	14,937
Atlas Air Worldwide Holdings, Inc. (I)	547	18,904
C.H. Robinson Worldwide, Inc.	3,402	230,588
Echo Global Logistics, Inc. (I)	676	13,250

The accompanying notes are an integral part of the financial statements.	287

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Expeditors International of Washington, Inc.	4,529	$213,089
FedEx Corp.	6,748	971,577
Forward Air Corp.	714	29,624
Hub Group, Inc., Class A (I)	882	32,114
Park-Ohio Holdings Corp.	343	9,899
United Parcel Service, Inc., Class B	21,514	2,123,217
UTi Worldwide, Inc. (I)	2,522	11,576
XPO Logistics, Inc. (I)(L)	1,904	45,372
		3,714,147
Airlines - 0.6%
Alaska Air Group, Inc.	3,117	247,646
Allegiant Travel Company	426	92,123
American Airlines Group, Inc.	16,626	645,588
Delta Air Lines, Inc.	19,619	880,305
Hawaiian Holdings, Inc. (I)	1,302	32,133
JetBlue Airways Corp. (I)	7,355	189,538
Republic Airways Holdings, Inc. (I)	1,664	9,618
Southwest Airlines Company	16,122	613,281
Spirit Airlines, Inc. (I)	1,723	81,498
United Continental Holdings, Inc. (I)	9,164	486,150
Virgin America, Inc. (I)(L)	1,089	37,276
		3,315,156
Building products - 0.2%
AAON, Inc.	1,449	28,082
Advanced Drainage Systems, Inc.	1,269	36,712
AO Smith Corp.	2,172	141,593
Apogee Enterprises, Inc.	713	31,835
Armstrong World Industries, Inc. (I)	1,261	60,200
Builders FirstSource, Inc. (I)	2,443	30,977
Continental Building Products, Inc. (I)	1,218	25,018
Fortune Brands Home & Security, Inc.	3,706	175,924
Gibraltar Industries, Inc. (I)	947	17,377
Griffon Corp.	1,540	24,286
Insteel Industries, Inc.	563	9,053
Lennox International, Inc.	1,047	118,657
Masco Corp.	8,356	210,404
NCI Building Systems, Inc. (I)	1,785	18,867
Nortek, Inc. (I)	428	27,097
Owens Corning	2,822	118,270
PGT, Inc. (I)	1,305	16,025
Ply Gem Holdings, Inc. (I)	1,531	17,913
Quanex Building Products Corp.	980	17,807
Simpson Manufacturing Company, Inc.	1,295	43,370
Trex Company, Inc. (I)	844	28,131
USG Corp. (I)	3,452	91,892
		1,289,490
Commercial services and supplies - 0.6%
ABM Industries, Inc.	1,288	35,175
ACCO Brands Corp. (I)	2,455	17,357
Acme United Corp.	308	5,141
ARC Document Solutions, Inc. (I)	1,558	9,270
Brady Corp., Class A	1,191	23,415
CECO Environmental Corp.	1,606	13,153
Cintas Corp.	2,785	238,814
Civeo Corp.	2,666	3,946
Clean Harbors, Inc. (I)	1,368	60,151
Copart, Inc. (I)	2,964	97,516
Covanta Holding Corp.	3,037	52,996
Deluxe Corp.	1,123	62,596
Ennis, Inc.	718	12,464
Essendant, Inc.	868	28,149

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Fuel Tech, Inc. (I)	793	$1,515
G&K Services, Inc., Class A	454	30,245
Healthcare Services Group, Inc.	1,683	56,717
Herman Miller, Inc.	1,366	39,395
HNI Corp.	1,017	43,629
Hudson Technologies, Inc. (I)	1,078	3,202
InnerWorkings, Inc. (I)	1,940	12,125
Interface, Inc.	1,612	36,173
Intersections, Inc. (I)	680	1,414
KAR Auction Services, Inc.	3,429	121,730
Kimball International, Inc., Class B	1,061	10,037
Knoll, Inc.	1,200	26,376
Matthews International Corp., Class A	747	36,581
McGrath RentCorp	612	16,334
Mobile Mini, Inc.	1,167	35,932
MSA Safety, Inc.	925	36,972
Multi-Color Corp.	421	32,202
NL Industries, Inc. (I)	1,224	3,660
Performant Financial Corp. (I)	960	2,323
Perma-fix Environmental Services (I)	1,398	5,676
Pitney Bowes, Inc.	4,854	96,352
Quad/Graphics, Inc.	1,184	14,326
R.R. Donnelley & Sons Company	4,538	66,073
Republic Services, Inc.	8,314	342,537
Rollins, Inc.	5,152	138,434
SP Plus Corp. (I)	724	16,761
Steelcase, Inc., Class A	2,790	51,364
Stericycle, Inc. (I)	1,979	275,694
Swisher Hygiene, Inc. (I)	450	549
Team, Inc. (I)	602	19,336
Tetra Tech, Inc.	1,545	37,559
The ADT Corp. (L)	4,111	122,919
The Brink’s Company	1,281	34,600
TRC Companies, Inc. (I)	1,168	13,817
UniFirst Corp.	475	50,735
US Ecology, Inc.	556	24,269
Versar, Inc. (I)	1,039	3,605
Waste Connections, Inc.	2,939	142,777
Waste Management, Inc.	10,917	543,776
West Corp.	1,935	43,344
		3,251,208
Construction and engineering - 0.2%
AECOM (I)	3,752	103,218
Aegion Corp. (I)	1,004	16,546
Ameresco, Inc., Class A (I)	1,114	6,550
Argan, Inc.	389	13,491
Comfort Systems USA, Inc.	940	25,624
Dycom Industries, Inc. (I)	863	62,447
EMCOR Group, Inc.	1,546	68,411
Fluor Corp.	3,546	150,173
Furmanite Corp. (I)	1,126	6,846
Granite Construction, Inc.	951	28,216
Great Lakes Dredge & Dock Corp. (I)	2,049	10,327
Hc2 Holdings, Inc. (I)	745	5,222
Jacobs Engineering Group, Inc. (I)	3,098	115,958
KBR, Inc.	3,643	60,692
Layne Christensen Company (I)	532	3,458
MasTec, Inc. (I)	2,008	31,787
MYR Group, Inc. (I)	561	14,698
Orion Marine Group, Inc. (I)	1,494	8,934
Primoris Services Corp.	1,267	22,692
Quanta Services, Inc. (I)	4,821	116,716

The accompanying notes are an integral part of the financial statements.	288

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Tutor Perini Corp. (I)	1,191	$19,604
		891,610
Electrical equipment - 0.5%
Active Power, Inc. (I)	864	1,408
Acuity Brands, Inc.	1,041	182,779
Allied Motion Technologies, Inc.	298	5,295
American Electric Technologies, Inc. (I)	709	1,879
American Superconductor Corp. (I)	124	537
AMETEK, Inc.	5,700	298,224
AZZ, Inc.	669	32,574
Babcock & Wilcox Enterprises, Inc. (I)	1,219	20,479
Broadwind Energy, Inc. (I)	481	996
Eaton Corp. PLC	11,295	579,434
Emerson Electric Company	16,350	722,180
Encore Wire Corp.	509	16,629
Energous Corp. (I)	892	6,155
EnerSys	1,078	57,759
Enphase Energy, Inc. (I)	1,270	4,699
Espey Manufacturing & Electronics Corp.	162	3,929
Franklin Electric Company, Inc.	1,168	31,805
General Cable Corp.	1,116	13,280
Global Power Equipment Group, Inc.	1,617	5,934
Hubbell, Inc., Class B	1,387	117,826
Lighting Science Group Corp. (I)	3,647	547
Lime Energy Company (I)	158	457
Plug Power, Inc. (I)(L)	4,666	8,539
Powell Industries, Inc.	356	10,716
Power Solutions International, Inc. (I)	259	5,882
PowerSecure International, Inc. (I)	852	9,815
Regal-Beloit Corp.	1,083	61,135
Revolution Lighting Technologies, Inc. (I)	6,658	6,325
Rockwell Automation, Inc.	3,223	327,038
SolarCity Corp. (I)(L)	2,330	99,514
Vicor Corp. (I)	1,178	12,016
		2,645,785
Industrial conglomerates - 1.9%
3M Company	15,124	2,144,129
Carlisle Companies, Inc.	1,533	133,954
Danaher Corp.	16,823	1,433,488
General Electric Company	239,980	6,052,296
Icahn Enterprises LP	2,914	195,296
Raven Industries, Inc.	906	15,357
Roper Technologies, Inc.	2,377	372,476
		10,346,996
Machinery - 1.4%
Actuant Corp., Class A	1,597	29,369
AGCO Corp.	2,045	95,358
Albany International Corp., Class A	756	21,629
Allison Transmission Holdings, Inc.	4,233	112,979
Altra Industrial Motion Corp.	757	17,502
American Railcar Industries, Inc. (L)	519	18,767
Art’s-Way Manufacturing Company, Inc.	912	3,329
Astec Industries, Inc.	567	19,000
Barnes Group, Inc.	1,329	47,910
Blount International, Inc. (I)	1,228	6,840
Briggs & Stratton Corp.	1,078	20,816
Caterpillar, Inc.	14,464	945,367
Chart Industries, Inc. (I)	708	13,601
CIRCOR International, Inc.	498	19,980
CLARCOR, Inc.	1,194	56,930
Colfax Corp. (I)	2,908	86,978

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Columbus McKinnon Corp.	651	$11,822
Crane Company	1,353	63,063
Cummins, Inc.	4,339	471,129
Deere & Company	8,041	595,034
Donaldson Company, Inc.	3,287	92,299
Douglas Dynamics, Inc.	619	12,293
Dover Corp.	3,874	221,515
Energy Recovery, Inc. (I)	1,363	2,917
EnPro Industries, Inc.	606	23,737
ESCO Technologies, Inc.	685	24,592
Federal Signal Corp.	1,496	20,510
Flowserve Corp.	3,173	130,537
FreightCar America, Inc.	399	6,847
Global Brass & Copper Holdings, Inc.	715	14,665
Graco, Inc.	1,398	93,708
Harsco Corp.	2,023	18,349
Hillenbrand, Inc.	1,580	41,096
Hurco Companies, Inc.	348	9,132
Hyster-Yale Materials Handling, Inc.	284	16,424
IDEX Corp.	1,846	131,620
Illinois Tool Works, Inc.	9,038	743,918
ITT Corp.	2,155	72,042
John Bean Technologies Corp.	744	28,458
Joy Global, Inc.	2,321	34,653
Kadant, Inc.	356	13,888
Kennametal, Inc.	1,834	45,648
LB Foster Company, Class A	274	3,365
Lincoln Electric Holdings, Inc.	1,854	97,205
Lindsay Corp. (L)	317	21,489
Lydall, Inc. (I)	557	15,869
Manitex International, Inc. (I)	420	2,360
Meritor, Inc. (I)	2,393	25,438
MFRI, Inc. (I)	583	2,985
Mueller Industries, Inc.	1,282	37,922
Mueller Water Products, Inc., Class A	4,056	31,069
Navistar International Corp. (I)(L)	1,939	24,664
NN, Inc.	585	10,823
Nordson Corp.	1,454	91,515
Oshkosh Corp.	1,833	66,593
PACCAR, Inc.	8,467	441,723
Parker-Hannifin Corp.	3,384	329,263
Pentair PLC	4,379	223,504
Proto Labs, Inc. (I)	634	42,478
RBC Bearings, Inc. (I)	550	32,852
Rexnord Corp. (I)	2,474	42,009
Snap-on, Inc.	1,364	205,882
SPX Corp.	983	11,717
SPX FLOW, Inc. (I)	983	33,845
Standex International Corp.	291	21,927
Stanley Black & Decker, Inc.	3,727	361,444
Sun Hydraulics Corp.	689	18,927
Tennant Company	503	28,259
Terex Corp.	2,510	45,029
The ExOne Company (I)	298	2,000
The Gorman-Rupp Company	672	16,108
The Greenbrier Companies, Inc.	617	19,812
The Manitowoc Company, Inc. (L)	3,212	48,180
The Middleby Corp. (I)	1,377	144,847
The Timken Company	2,111	58,031
The Toro Company	1,288	90,856
Titan International, Inc.	1,924	12,718
TriMas Corp. (I)	1,133	18,525
Trinity Industries, Inc.	3,797	86,078

The accompanying notes are an integral part of the financial statements.	289

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Valmont Industries, Inc.	544	$51,620
Wabash National Corp. (I)	1,506	15,949
WABCO Holdings, Inc. (I)	1,374	144,036
Wabtec Corp.	2,307	203,131
Watts Water Technologies, Inc., Class A	857	45,267
Woodward, Inc.	1,547	62,963
Xylem, Inc.	4,271	140,302
		7,886,830
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)	1,269	7,525
International Shipholding Corp.	390	1,494
Kirby Corp. (I)	1,313	81,340
Matson, Inc.	1,025	39,452
Rand Logistics, Inc. (I)	1,550	3,317
		133,128
Professional services - 0.3%
Acacia Research Corp.	1,195	10,851
CBIZ, Inc. (I)	1,604	15,751
CEB, Inc.	835	57,064
CRA International, Inc. (I)	497	10,725
Equifax, Inc.	2,853	277,255
Exponent, Inc.	578	25,756
FTI Consulting, Inc. (I)	1,072	44,499
Heidrick & Struggles International, Inc.	695	13,518
Huron Consulting Group, Inc. (I)	572	35,767
ICF International, Inc. (I)	571	17,353
IHS, Inc., Class A (I)	1,647	191,052
Insperity, Inc.	655	28,774
Kelly Services, Inc., Class A	880	12,443
Kforce, Inc.	800	21,024
Korn/Ferry International	1,149	37,997
ManpowerGroup, Inc.	1,845	151,087
Mastech Holdings, Inc. (I)	296	2,199
Mistras Group, Inc. (I)	687	8,828
Navigant Consulting, Inc. (I)	1,124	17,883
Odyssey Marine Exploration, Inc. (I)(L)	2,604	937
On Assignment, Inc. (I)	1,216	44,870
Resources Connection, Inc.	976	14,708
Robert Half International, Inc.	3,205	163,968
RPX Corp. (I)	1,202	16,491
The Advisory Board Company (I)	1,035	47,134
The Dun & Bradstreet Corp.	840	88,200
Towers Watson & Company, Class A	1,667	195,672
TriNet Group, Inc. (I)	1,720	28,896
TrueBlue, Inc. (I)	909	20,425
Verisk Analytics, Inc. (I)	3,762	278,049
VSE Corp.	167	6,692
WageWorks, Inc. (I)	826	37,236
Willdan Group, Inc. (I)	422	4,279
		1,927,383
Road and rail - 0.8%
AMERCO	475	186,898
ArcBest Corp.	705	18,168
Avis Budget Group, Inc. (I)	2,564	111,996
Celadon Group, Inc.	717	11,486
Con-Way, Inc.	1,280	60,736
Covenant Transportation
Group, Inc., Class A (I)	466	8,374
CSX Corp.	23,658	636,400
Genesee & Wyoming, Inc., Class A (I)	1,320	77,986
Heartland Express, Inc.	2,013	40,139

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Hertz Global Holdings, Inc. (I)	10,832	$181,219
J.B. Hunt Transport Services, Inc.	2,751	196,421
Kansas City Southern	2,651	240,923
Knight Transportation, Inc.	1,874	44,976
Landstar System, Inc.	1,058	67,151
Marten Transport, Ltd.	864	13,971
Norfolk Southern Corp.	7,363	562,533
Old Dominion Freight Line, Inc. (I)	2,039	124,379
P.A.M. Transportation Services, Inc. (I)	203	6,709
Patriot Transportation Holding, Inc. (I)	144	3,463
Roadrunner Transportation Systems, Inc. (I)	1,015	18,676
Ryder Systems, Inc.	1,258	93,142
Saia, Inc. (I)	643	19,901
Swift Transportation Company (I)	3,346	50,257
Union Pacific Corp.	21,034	1,859,616
Universal Truckload Services, Inc.	735	11,444
Werner Enterprises, Inc.	1,617	40,587
YRC Worldwide, Inc. (I)	748	9,918
		4,697,469
Trading companies and distributors - 0.3%
Air Lease Corp.	2,442	75,507
Aircastle, Ltd.	1,918	39,530
Applied Industrial Technologies, Inc.	1,031	39,333
Beacon Roofing Supply, Inc. (I)	1,322	42,952
CAI International, Inc. (I)	572	5,766
DXP Enterprises, Inc. (I)	367	10,012
Fastenal Company	7,085	259,382
GATX Corp.	1,014	44,768
H&E Equipment Services, Inc.	759	12,690
HD Supply Holdings, Inc. (I)	4,686	134,113
Houston Wire & Cable Company	1,245	7,893
Kaman Corp.	670	24,020
MRC Global, Inc. (I)	2,326	25,935
MSC Industrial Direct Company, Inc., Class A	1,445	88,188
NOW, Inc. (I)(L)	2,550	37,740
Rush Enterprises, Inc., Class A (I)	968	23,426
Stock Building Supply Holdings, Inc. (I)	780	13,736
TAL International Group, Inc. (I)	812	11,100
Textainer Group Holdings, Ltd. (L)	1,298	21,404
Titan Machinery, Inc. (I)	1,017	11,675
United Rentals, Inc. (I)	2,320	139,316
Veritiv Corp. (I)	392	14,598
W.W. Grainger, Inc. (L)	1,606	345,306
Watsco, Inc.	857	101,537
WESCO International, Inc. (I)	1,020	47,399
		1,577,326
Transportation infrastructure - 0.0%
Macquarie Infrastructure Company LLC	1,791	133,716
Wesco Aircraft Holdings, Inc. (I)	2,341	28,560
		162,276
		55,032,616
Information technology - 18.9%
Communications equipment - 1.4%
ADTRAN, Inc.	1,439	21,009
Alliance Fiber Optic Products, Inc.	613	10,476
Arista Networks, Inc. (I)(L)	1,477	90,378
ARRIS Group, Inc. (I)	3,419	88,791
Aviat Networks, Inc. (I)	1,974	2,053
Bel Fuse, Inc., Class B	373	7,251
Brocade Communications Systems, Inc.	10,289	106,800
CalAmp Corp. (I)	938	15,092

The accompanying notes are an integral part of the financial statements.	290

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Calix, Inc. (I)	1,421	$11,070
Ciena Corp. (I)	3,101	64,253
Cisco Systems, Inc.	121,634	3,192,893
Clearfield, Inc. (I)(L)	610	8,192
Clearone, Inc.	466	5,489
Commscope Holding Company, Inc. (I)	4,526	135,916
Comtech Telecommunications Corp.	434	8,945
Digi International, Inc. (I)	1,083	12,769
EchoStar Corp., Class A (I)	2,166	93,203
Emcore Corp. (I)	1,829	12,437
Extreme Networks, Inc. (I)	4,322	14,522
F5 Networks, Inc. (I)	1,685	195,123
Finisar Corp. (I)	2,580	28,715
Harmonic, Inc. (I)	2,721	15,782
Harris Corp.	2,898	211,989
Infinera Corp. (I)	3,206	62,709
InterDigital, Inc.	843	42,656
Ixia (I)	1,783	25,836
Juniper Networks, Inc.	9,750	250,673
Lantronix, Inc. (I)	2,979	3,724
Lumentum Holdings, Inc. (I)	1,083	18,357
Motorola Solutions, Inc.	5,150	352,157
NETGEAR, Inc. (I)	889	25,932
NetScout Systems, Inc. (I)	949	33,566
Novatel Wireless, Inc. (I)	1,074	2,374
Optical Cable Corp.	1,147	3,957
Palo Alto Networks, Inc. (I)	1,949	335,228
ParkerVision, Inc. (I)	2,235	419
PC-Tel, Inc.	1,250	7,513
Plantronics, Inc.	989	50,291
Polycom, Inc. (I)	3,382	35,444
Powerwave Technologies, Inc. (I)	912	0
QUALCOMM, Inc.	39,325	2,112,932
Ruckus Wireless, Inc. (I)	2,350	27,918
ShoreTel, Inc. (I)	2,189	16,352
Sonus Networks, Inc. (I)	1,059	6,057
Sycamore Networks, Inc. (I)	15,711	7,738
Ubiquiti Networks, Inc. (L)	2,142	72,592
UTStarcom Holdings Corp. (I)	4,473	10,869
ViaSat, Inc. (I)	1,181	75,926
Viavi Solutions, Inc. (I)	5,415	29,079
		7,963,447
Electronic equipment, instruments and components - 0.6%
ADDvantage Technologies Group, Inc. (I)	2,280	5,107
Amphenol Corp., Class A	7,342	374,148
Anixter International, Inc. (I)	773	44,664
Arrow Electronics, Inc. (I)	2,244	124,048
Avnet, Inc.	3,210	137,003
AVX Corp.	4,025	52,687
Belden, Inc.	982	45,850
Benchmark Electronics, Inc. (I)	1,151	25,046
CDW Corp.	4,060	165,892
Checkpoint Systems, Inc.	1,010	7,323
Cognex Corp.	2,013	69,187
Coherent, Inc. (I)	623	34,078
Corning, Inc.	30,209	517,178
CTS Corp.	903	16,715
Daktronics, Inc.	1,118	9,693
Dolby Laboratories, Inc., Class A	2,501	81,533
DTS, Inc. (I)	507	13,537
Echelon Corp. (I)	1,218	731
eMagin Corp. (I)	820	2,025
FARO Technologies, Inc. (I)	470	16,450

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
FEI Company	1,012	$73,916
FLIR Systems, Inc.	3,254	91,079
GSI Group, Inc. (I)	1,138	14,487
ID Systems, Inc. (I)	1,141	3,663
Identive Group, Inc. (I)	182	635
II-VI, Inc. (I)	1,532	24,635
Ingram Micro, Inc., Class A	3,568	97,192
Insight Enterprises, Inc. (I)	950	24,558
InvenSense, Inc. (I)(L)	2,397	22,268
IPG Photonics Corp. (I)	1,272	96,634
Iteris, Inc. (I)	3,257	8,012
Itron, Inc. (I)	903	28,815
Jabil Circuit, Inc.	4,709	105,340
Keysight Technologies, Inc. (I)	4,059	125,180
Kimball Electronics, Inc. (I)	795	9,484
Knowles Corp. (I)(L)	2,195	40,454
Littelfuse, Inc.	562	51,226
LoJack Corp. (I)	1,813	5,258
LRAD Corp. (I)	2,439	4,073
Methode Electronics, Inc.	886	28,263
MTS Systems Corp.	336	20,197
Multi-Fineline Electronix, Inc. (I)	666	11,122
National Instruments Corp.	3,022	83,981
Netlist, Inc. (I)	5,918	2,486
Newport Corp. (I)	1,042	14,328
OSI Systems, Inc. (I)	477	36,710
PAR Technology Corp. (I)	1,225	6,480
Park Electrochemical Corp.	597	10,501
PC Connection, Inc.	675	13,993
Perceptron, Inc. (I)	534	4,053
Plexus Corp. (I)	830	32,021
Radisys Corp. (I)	3,347	9,037
RealD, Inc. (I)	1,198	11,513
Rofin-Sinar Technologies, Inc. (I)	720	18,670
Rogers Corp. (I)	481	25,580
Sanmina Corp. (I)	2,020	43,167
ScanSource, Inc. (I)	664	23,545
SYNNEX Corp.	897	76,299
Tech Data Corp. (I)	895	61,308
Trimble Navigation, Ltd. (I)	6,326	103,873
TTM Technologies, Inc. (I)	2,628	16,372
Universal Display Corp. (I)	1,115	37,799
Vishay Intertechnology, Inc.	3,586	34,748
Zebra Technologies Corp., Class A (I)	1,242	95,075
		3,390,925
Internet software and services - 3.8%
Actua Corp. (I)	972	11,431
Akamai Technologies, Inc. (I)	4,260	294,196
Alphabet, Inc., Class C	16,256	9,890,476
Amber Road, Inc. (I)	734	3,097
Angie’s List, Inc. (I)	1,342	6,764
Bankrate, Inc. (I)	2,362	24,447
Bazaarvoice, Inc. (I)	1,789	8,068
Benefitfocus, Inc. (I)(L)	751	23,469
Blucora, Inc. (I)	902	12,421
Box, Inc., Class A (I)(L)	2,983	37,526
Brightcove, Inc. (I)	656	3,228
BroadVision, Inc. (I)	124	733
Carbonite, Inc. (I)	665	7,401
ChannelAdvisor Corp. (I)	879	8,737
comScore, Inc. (I)	992	45,781
Constant Contact, Inc. (I)	882	21,380

The accompanying notes are an integral part of the financial statements.	291

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Cornerstone OnDemand, Inc. (I)	1,341	$44,253
CoStar Group, Inc. (I)	763	132,045
Coupons.com, Inc. (I)(L)	1,821	16,389
Cvent, Inc. (I)	1,002	33,727
Dealertrack Technologies, Inc. (I)	1,278	80,718
Demand Media, Inc. (I)	359	1,497
Demandware, Inc. (I)	849	43,876
DHI Group, Inc. (I)	1,548	11,316
eBay, Inc. (I)	28,846	704,996
Endurance International
Group Holdings, Inc. (I)	3,078	41,122
Envestnet, Inc. (I)	867	25,984
Everyday Health, Inc. (I)	874	7,988
Facebook, Inc., Class A (I)	66,665	5,993,184
GoDaddy, Inc., Class A (I)(L)	3,688	92,974
Gogo, Inc. (I)(L)	2,099	32,073
GrubHub, Inc. (I)	1,902	46,295
HomeAway, Inc. (I)	2,236	59,343
Hortonworks, Inc. (I)(L)	1,107	24,232
InterActiveCorp	2,024	132,106
Internap Corp. (I)	1,629	9,986
IntraLinks Holdings, Inc. (I)	1,586	13,148
iPass, Inc. (I)	3,427	3,324
j2 Global, Inc.	1,122	79,494
Limelight Networks, Inc. (I)	3,144	6,005
LinkedIn Corp., Class A (I)	2,980	566,587
Liquidity Services, Inc. (I)	719	5,313
LivePerson, Inc. (I)	1,346	10,176
LogMeIn, Inc. (I)	564	38,442
Marchex, Inc., Class B	1,000	4,030
Marketo, Inc. (I)	1,075	30,552
Millennial Media, Inc. (I)	6,769	11,846
Monster Worldwide, Inc. (I)	2,708	17,385
New Relic, Inc. (I)	1,191	45,389
NIC, Inc.	1,581	28,000
OPOWER, Inc. (I)(L)	1,047	9,329
Pandora Media, Inc. (I)	5,108	109,005
Q2 Holdings, Inc. (I)	934	23,088
QuinStreet, Inc. (I)	930	5,162
Qumu Corp. (I)	1,006	3,944
Rackspace Hosting, Inc. (I)	3,378	83,369
RetailMeNot, Inc. (I)	1,273	10,490
Rightside Group, Ltd. (I)	359	2,754
SciQuest, Inc. (I)	622	6,220
Shutterstock, Inc. (I)(L)	860	26,006
Spark Networks, Inc. (I)	2,093	6,028
SPS Commerce, Inc. (I)	436	29,600
Stamps.com, Inc. (I)	428	31,676
support.com, Inc. (I)	1,791	2,006
Synacor, Inc. (I)	3,046	4,112
TechTarget, Inc. (I)	764	6,509
Textura Corp. (I)	730	18,863
TheStreet, Inc.	2,512	4,195
TrueCar, Inc. (I)(L)	1,810	9,430
Twitter, Inc. (I)	15,463	416,573
United Online, Inc. (I)	328	3,280
Unwired Planet, Inc. (I)	5,730	4,154
VeriSign, Inc. (I)	2,770	195,451
Web.com Group, Inc. (I)	1,291	27,214
WebMD Health Corp. (I)	946	37,689
XO Group, Inc. (I)	781	11,036
Xoom Corp. (I)	1,068	26,572
Yahoo!, Inc. (I)	22,298	644,635

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Yelp, Inc. (I)	1,819	$39,400
Yume, Inc. (I)	1,788	4,631
Zillow Group, Inc., Class A (I)(L)	1,284	36,889
Zillow Group, Inc., Class C (I)(L)	2,568	69,336
		20,701,596
IT services - 3.5%
Acxiom Corp. (I)	1,763	34,837
Alliance Data Systems Corp. (I)	1,490	385,880
Automatic Data Processing, Inc.	11,324	909,997
Blackhawk Network Holdings, Inc. (I)	1,328	56,294
Booz Allen Hamilton Holding Corp.	3,622	94,933
Broadridge Financial Solutions, Inc.	2,859	158,246
CACI International, Inc., Class A (I)	600	44,382
Cardtronics, Inc. (I)	1,085	35,480
Cass Information Systems, Inc.	337	16,557
Cognizant Technology
Solutions Corp., Class A (I)	14,546	910,725
Computer Sciences Corp.	3,301	202,615
Convergys Corp.	2,403	55,533
CoreLogic, Inc. (I)	2,116	78,779
CSG Systems International, Inc.	918	28,274
Datalink Corp. (I)	1,109	6,621
DST Systems, Inc.	855	89,895
EPAM Systems, Inc. (I)	1,164	86,741
Euronet Worldwide, Inc. (I)	1,283	95,057
Everi Holdings, Inc. (I)	2,025	10,388
ExlService Holdings, Inc. (I)	766	28,288
Fidelity National Information Services, Inc.	6,779	454,735
Fiserv, Inc. (I)	5,665	490,646
FleetCor Technologies, Inc. (I)	2,175	299,324
Forrester Research, Inc.	607	19,084
Gartner, Inc. (I)	2,066	173,399
Genpact, Ltd. (I)	5,250	123,953
Global Payments, Inc.	1,615	185,289
Heartland Payment Systems, Inc.	844	53,180
Higher One Holdings, Inc. (I)	1,420	2,797
IBM Corp.	23,551	3,414,188
Information Services Group, Inc.	2,678	10,471
Innodata, Inc. (I)	808	1,883
Jack Henry & Associates, Inc.	1,912	133,094
Leidos Holdings, Inc.	1,814	74,936
Lionbridge Technologies, Inc. (I)	1,904	9,406
ManTech International Corp., Class A	903	23,207
MasterCard, Inc., Class A	27,372	2,466,765
MAXIMUS, Inc.	1,529	91,067
MoneyGram International, Inc. (I)	1,413	11,332
NCI, Inc., Class A	381	5,056
NeuStar, Inc., Class A (I)(L)	1,360	37,006
Paychex, Inc.	8,633	411,190
PayPal Holdings, Inc. (I)	28,846	895,380
PFSweb, Inc. (I)	714	10,153
Sabre Corp.	6,374	173,245
Science Applications International Corp.	1,136	45,679
ServiceSource International, Inc. (I)	3,065	12,260
Sykes Enterprises, Inc. (I)	996	25,398
Syntel, Inc. (I)	2,000	90,620
TeleTech Holdings, Inc.	1,061	28,424
Teradata Corp. (I)	3,634	105,241
The Hackett Group, Inc.	988	13,585
The Western Union Company	12,297	225,773
Total System Services, Inc.	4,451	202,209
Unisys Corp. (I)	1,335	15,887
Vantiv, Inc., Class A (I)	4,406	197,918

The accompanying notes are an integral part of the financial statements.	292

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
VeriFone Systems, Inc. (I)	2,675	$74,178
Virtusa Corp. (I)	733	37,610
Visa, Inc., Class A	72,669	5,062,123
WEX, Inc. (I)	916	79,545
Xerox Corp.	26,375	256,629
		19,373,387
Semiconductors and semiconductor equipment - 2.1%
Advanced Energy Industries, Inc. (I)	919	24,170
Advanced Micro Devices, Inc. (I)(L)	17,816	30,644
Altera Corp.	7,182	359,675
Ambarella, Inc. (I)(L)	697	40,280
Amkor Technology, Inc. (I)	5,636	25,306
Analog Devices, Inc.	7,438	419,578
Applied Materials, Inc.	29,352	431,181
Applied Micro Circuits Corp. (I)	1,860	9,877
Atmel Corp.	9,935	80,175
Axcelis Technologies, Inc. (I)	4,194	11,198
Broadcom Corp., Class A	14,250	732,878
Brooks Automation, Inc.	1,693	19,825
Cabot Microelectronics Corp. (I)	546	21,152
Cavium, Inc. (I)	1,306	80,149
CEVA, Inc. (I)	686	12,739
Cirrus Logic, Inc. (I)	1,542	48,588
Cohu, Inc.	836	8,243
Cree, Inc. (I)(L)	2,730	66,148
Cypress Semiconductor Corp. (I)	7,563	64,437
Diodes, Inc. (I)	1,139	24,340
DSP Group, Inc. (I)	1,040	9,474
Entegris, Inc. (I)	3,313	43,698
Exar Corp. (I)	1,365	8,122
Fairchild Semiconductor International, Inc. (I)	2,777	38,989
First Solar, Inc. (I)	2,345	100,249
FormFactor, Inc. (I)	1,372	9,302
Freescale Semiconductor, Ltd. (I)	7,308	267,327
GSI Technology, Inc. (I)	900	3,654
GT Advanced Technologies, Inc. (I)(L)	3,563	1,411
Inphi Corp. (I)	911	21,900
Integrated Device Technology, Inc. (I)	3,445	69,934
Integrated Silicon Solution, Inc.	890	19,126
Intel Corp.	112,806	3,399,973
Intermolecular, Inc. (I)	4,811	9,093
Intersil Corp., Class A	3,066	35,872
inTEST Corp. (I)	1,205	5,085
KLA-Tencor Corp.	3,832	191,600
Kulicke & Soffa Industries, Inc. (I)	1,781	16,350
Lam Research Corp.	3,804	248,515
Lattice Semiconductor Corp. (I)	2,974	11,450
Linear Technology Corp.	5,665	228,583
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,327	38,470
Marvell Technology Group, Ltd.	12,153	109,985
Mattson Technology, Inc. (I)	1,856	4,324
Maxim Integrated Products, Inc.	6,649	222,077
MaxLinear, Inc., Class A (I)	1,434	17,839
Microchip Technology, Inc.	4,765	205,324
Micron Technology, Inc. (I)	25,660	384,387
Microsemi Corp. (I)	2,319	76,110
MKS Instruments, Inc.	1,286	43,120
Monolithic Power Systems, Inc.	1,007	51,558
Nanometrics, Inc. (I)	623	7,563
NVE Corp.	175	8,495
NVIDIA Corp.	13,079	322,397
OmniVision Technologies, Inc. (I)	1,411	37,053

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
ON Semiconductor Corp. (I)	10,127	$95,194
PDF Solutions, Inc. (I)	882	8,820
Pericom Semiconductor Corp.	897	16,370
Photronics, Inc. (I)	1,479	13,400
PMC-Sierra, Inc. (I)	5,216	35,312
Power Integrations, Inc.	714	30,109
Rambus, Inc. (I)	2,670	31,506
Rudolph Technologies, Inc. (I)	971	12,089
Semtech Corp. (I)	1,537	23,209
Sigma Designs, Inc. (I)	1,223	8,426
Silicon Laboratories, Inc. (I)	1,002	41,623
Skyworks Solutions, Inc.	4,520	380,629
STR Holdings, Inc.	406	154
SunEdison Semiconductor, Ltd. (I)	1,110	11,699
SunEdison, Inc. (I)	6,553	47,051
SunPower Corp. (I)(L)	3,206	64,248
Synaptics, Inc. (I)	852	70,256
Teradyne, Inc.	5,224	94,084
Tessera Technologies, Inc.	1,327	43,008
Texas Instruments, Inc.	24,945	1,235,276
Transwitch Corp. (I)	1,304	0
Ultratech, Inc. (I)	647	10,366
Veeco Instruments, Inc. (I)	1,054	21,618
Xcerra Corp. (I)	1,415	8,886
Xilinx, Inc.	6,266	265,678
		11,348,003
Software - 4.1%
ACI Worldwide, Inc. (I)	2,863	60,467
Activision Blizzard, Inc.	17,189	530,968
Adobe Systems, Inc. (I)	11,947	982,282
ANSYS, Inc. (I)	2,116	186,504
Aspen Technology, Inc. (I)	2,076	78,701
Autodesk, Inc. (I)	5,448	240,475
Blackbaud, Inc.	1,162	65,211
Bottomline Technologies, Inc. (I)	911	22,784
BroadSoft, Inc. (I)	685	20,523
BSQUARE Corp. (I)	1,025	6,775
CA, Inc.	10,494	286,486
Cadence Design Systems, Inc. (I)	6,903	142,754
Callidus Software, Inc. (I)	1,491	25,332
Citrix Systems, Inc. (I)	3,751	259,869
CommVault Systems, Inc. (I)	1,078	36,609
Covisint Corp. (I)	734	1,578
Document Security Systems, Inc. (I)	1,772	305
Ebix, Inc.	840	20,966
Electronic Arts, Inc. (I)	7,374	499,589
Ellie Mae, Inc. (I)	692	46,066
Epiq Systems, Inc.	1,028	13,282
FactSet Research Systems, Inc.	998	159,490
Fair Isaac Corp.	763	64,474
FalconStor Software, Inc. (I)	1,749	3,481
FireEye, Inc. (I)	3,725	118,530
Fleetmatics Group PLC (I)(L)	928	45,556
Fortinet, Inc. (I)	4,044	171,789
Gigamon, Inc. (I)	777	15,548
Glu Mobile, Inc. (I)	2,758	12,052
Guidance Software, Inc. (I)	1,441	8,675
Guidewire Software, Inc. (I)	1,731	91,016
HubSpot, Inc. (I)	768	35,612
Imperva, Inc. (I)	763	49,961
Infoblox, Inc. (I)	1,457	23,283
Interactive Intelligence Group, Inc. (I)	490	14,558
Intuit, Inc.	6,613	586,904

The accompanying notes are an integral part of the financial statements.	293

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Jive Software, Inc. (I)	2,807	$13,109
Majesco Entertainment Company (I)	212	259
Manhattan Associates, Inc. (I)	1,728	107,654
Mentor Graphics Corp.	2,655	65,393
Microsoft Corp.	195,424	8,649,466
MicroStrategy, Inc., Class A (I)	263	51,672
Mitek Systems, Inc. (I)	1,254	4,000
Mobileiron, Inc. (I)	1,929	5,980
Model N, Inc. (I)	1,073	10,741
Monotype Imaging Holdings, Inc.	833	18,176
NetSuite, Inc. (I)	1,847	154,963
Nuance Communications, Inc. (I)	7,894	129,225
Oracle Corp.	105,589	3,813,875
Paycom Software, Inc. (I)	1,257	45,139
Paylocity Holding Corp. (I)	1,217	36,498
Pegasystems, Inc.	1,800	44,298
Progress Software Corp. (I)	1,317	34,018
Proofpoint, Inc. (I)	933	56,279
PROS Holdings, Inc. (I)	740	16,384
PTC, Inc. (I)	2,652	84,174
Qlik Technologies, Inc. (I)	2,198	80,117
Qualys, Inc. (I)	868	24,703
RealPage, Inc. (I)	2,058	34,204
Red Hat, Inc. (I)	4,335	311,600
RingCentral, Inc., Class A (I)	1,376	24,974
Rosetta Stone, Inc. (I)	599	4,013
Rovi Corp. (I)	2,223	23,319
salesforce.com, Inc. (I)	15,041	1,044,297
ServiceNow, Inc. (I)	3,531	245,228
Silver Spring Networks, Inc. (I)	1,081	13,923
Smith Micro Software, Inc. (I)	1,763	1,534
SolarWinds, Inc. (I)	1,752	68,748
Solera Holdings, Inc.	1,572	84,888
Splunk, Inc. (I)	2,847	157,581
SS&C Technologies Holdings, Inc.	2,007	140,570
Symantec Corp.	16,133	314,110
Synchronoss Technologies, Inc. (I)	1,046	34,309
Synopsys, Inc. (I)	3,607	166,571
Tableau Software, Inc., Class A (I)	1,694	135,147
Take-Two Interactive Software, Inc. (I)	2,001	57,489
Tangoe, Inc. (I)	1,265	9,108
TeleCommunication Systems, Inc., Class A (I)	1,207	4,152
Telenav, Inc. (I)	1,482	11,574
The Rubicon Project, Inc. (I)	1,007	14,632
The Ultimate Software Group, Inc. (I)	671	120,121
THQ, Inc. (I)	234	0
TiVo, Inc. (I)	2,358	20,420
TubeMogul, Inc. (I)	804	8,458
Tyler Technologies, Inc. (I)	810	120,941
Varonis Systems, Inc. (I)	654	10,189
VASCO Data Security International, Inc. (I)(L)	1,062	18,096
Verint Systems, Inc. (I)	1,403	60,539
VMware, Inc., Class A (I)	10,188	802,713
Wave Systems Corp., Class A (I)	4,572	759
Workday, Inc., Class A (I)	4,439	305,670
Workiva, Inc. (I)	1,308	19,869
Xura, Inc. (I)	666	14,905
Yodlee, Inc. (I)	905	14,598
Zendesk, Inc. (I)	2,071	40,819
Zix Corp. (I)	2,372	9,986
Zynga, Inc., Class A (I)	21,526	49,079
		22,893,711

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals - 3.4%
3D Systems Corp. (I)(L)	2,618	$30,238
Apple, Inc.	138,707	15,299,382
Avid Technology, Inc. (I)	1,037	8,255
Cray, Inc. (I)	1,015	20,107
Diebold, Inc.	1,534	45,667
Dot Hill Systems Corp. (I)	1,749	17,018
Electronics For Imaging, Inc. (I)	1,141	49,382
EMC Corp.	47,423	1,145,740
Hewlett-Packard Company	43,563	1,115,648
Imation Corp. (I)	1,203	2,562
Immersion Corp. (I)	978	10,983
Lexmark International, Inc., Class A	1,463	42,398
NCR Corp. (I)	3,948	89,817
NetApp, Inc.	7,469	221,082
Nimble Storage, Inc. (I)	2,003	48,312
OCZ Technology Group, Inc. (I)	1,924	0
QLogic Corp. (I)	2,269	23,257
SanDisk Corp.	5,090	276,540
Super Micro Computer, Inc. (I)	1,189	32,412
Transact Technologies, Inc.	494	4,500
Video Display Corp. (I)	1,821	1,930
Western Digital Corp.	5,522	438,668
		18,923,898
		104,594,967
Materials - 2.9%
Chemicals - 1.9%
A. Schulman, Inc.	713	23,151
Air Products & Chemicals, Inc.	5,098	650,403
Airgas, Inc.	1,772	158,293
Albemarle Corp.	2,626	115,807
American Vanguard Corp.	1,248	14,427
Ashland, Inc.	1,630	164,011
Axalta Coating Systems, Ltd. (I)	5,488	139,066
Axiall Corp.	1,627	25,528
Balchem Corp.	725	44,058
Cabot Corp.	1,475	46,551
Calgon Carbon Corp.	1,150	17,917
Celanese Corp., Series A	3,606	213,367
CF Industries Holdings, Inc.	5,650	253,685
Chase Corp.	349	13,747
Chemtura Corp. (I)	1,694	48,482
Codexis, Inc. (I)	2,041	6,919
Core Molding Technologies, Inc. (I)	280	5,166
Cytec Industries, Inc.	1,732	127,908
E.I. du Pont de Nemours & Company	21,592	1,040,734
Eastman Chemical Company	3,541	229,174
Ecolab, Inc.	7,130	782,304
Ferro Corp. (I)	2,227	24,386
Flotek Industries, Inc. (I)(L)	1,385	23,130
FMC Corp.	3,111	105,494
FutureFuel Corp.	1,202	11,876
Hawkins, Inc.	312	12,012
HB Fuller Company	1,198	40,660
Huntsman Corp.	5,713	55,359
Innophos Holdings, Inc.	533	21,128
Innospec, Inc.	621	28,883
International Flavors & Fragrances, Inc.	1,925	198,776
Intrepid Potash, Inc. (I)	1,827	10,122
KMG Chemicals, Inc.	377	7,272
Koppers Holdings, Inc.	493	9,944
Kraton Performance Polymers, Inc. (I)	778	13,926
Kronos Worldwide, Inc.	2,710	16,829

The accompanying notes are an integral part of the financial statements.	294

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
LSB Industries, Inc. (I)	541	$8,288
Metabolix, Inc. (I)	1,481	2,044
Minerals Technologies, Inc.	820	39,491
Monsanto Company	11,533	984,226
NewMarket Corp.	292	104,244
Northern Technologies International Corp. (I)	322	5,017
OCI Partners LP	2,042	20,440
OCI Resources LP	700	13,727
Olin Corp. (L)	1,916	32,208
OM Group, Inc.	761	25,029
OMNOVA Solutions, Inc. (I)	1,710	9,473
PolyOne Corp.	2,180	63,961
PPG Industries, Inc.	6,482	568,407
Praxair, Inc.	6,883	701,104
Prospect Global Resources, Inc. (I)	53	0
Quaker Chemical Corp.	343	26,438
Rayonier Advanced Materials, Inc.	994	6,083
Rentech Nitrogen Partners LP	1,086	12,815
Rentech, Inc. (I)	1,061	5,942
RPM International, Inc.	3,162	132,456
Sensient Technologies Corp.	1,135	69,576
Sigma-Aldrich Corp.	2,829	393,005
Stepan Company	506	21,055
Terra Nitrogen Company LP	422	45,530
The Chemours Company	4,318	27,937
The Dow Chemical Company	27,612	1,170,749
The Mosaic Company	8,640	268,790
The Scotts Miracle-Gro Company, Class A	1,434	87,216
The Sherwin-Williams Company	2,243	499,696
The Valspar Corp.	1,959	140,813
Trecora Resources (I)	686	8,520
Tredegar Corp.	888	11,615
Trinseo SA (I)(L)	1,169	29,517
Valhi, Inc. (L)	7,686	14,527
W.R. Grace & Company (I)	1,748	162,651
Westlake Chemical Corp.	3,120	161,897
Westlake Chemical Partners LP	703	12,303
		10,587,285
Construction materials - 0.1%
Eagle Materials, Inc.	1,200	82,104
Headwaters, Inc. (I)	1,980	37,224
Martin Marietta Materials, Inc.	1,601	243,272
Summit Materials, Inc. (I)	690	12,951
United States Lime & Minerals, Inc.	212	9,678
Vulcan Materials Company	3,157	281,604
		666,833
Containers and packaging - 0.4%
AptarGroup, Inc.	1,465	96,631
Avery Dennison Corp.	2,194	124,115
Ball Corp.	3,244	201,777
Bemis Company, Inc.	2,253	89,151
Berry Plastics Group, Inc. (I)	2,850	85,700
Crown Holdings, Inc. (I)	3,312	151,524
Graphic Packaging Holding Company	7,926	101,374
Greif, Inc., Class A	1,126	35,931
Myers Industries, Inc.	984	13,186
Owens-Illinois, Inc. (I)	4,039	83,688
Packaging Corp. of America	2,309	138,909
Sealed Air Corp.	4,965	232,759
Silgan Holdings, Inc.	1,489	77,488
Sonoco Products Company	2,324	87,708

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
WestRock Company	6,432	$330,862
		1,850,803
Metals and mining - 0.4%
AK Steel Holding Corp. (I)(L)	4,143	9,985
Alcoa, Inc.	31,032	299,769
Allegheny Technologies, Inc.	2,513	35,634
Allied Nevada Gold Corp. (I)	1,954	88
AM Castle & Company (I)	676	1,501
Ampco-Pittsburgh Corp.	728	7,942
Carpenter Technology Corp.	1,236	36,796
Century Aluminum Company (I)	2,202	10,129
Cliffs Natural Resources, Inc. (L)	3,602	8,789
Coeur Mining, Inc. (I)	3,318	9,357
Commercial Metals Company	2,880	39,024
Compass Minerals International, Inc.	779	61,050
Freeport-McMoRan, Inc.	24,892	241,203
General Moly, Inc. (I)	2,672	772
Globe Specialty Metals, Inc.	1,837	22,283
Golden Minerals Company (I)	848	226
Handy & Harman, Ltd. (I)	386	9,256
Haynes International, Inc.	336	12,714
Hecla Mining Company	9,212	18,148
Hi-Crush Partners LP	931	6,973
Horsehead Holding Corp. (I)	1,401	4,259
Kaiser Aluminum Corp.	411	32,983
Materion Corp.	519	15,580
Midway Gold Corp. (I)	3,078	10
Molycorp, Inc. (I)	6,266	455
Newmont Mining Corp.	11,718	188,308
Noranda Aluminum Holding Corp.	237	389
Nucor Corp.	7,622	286,206
Olympic Steel, Inc.	518	5,154
Paramount Gold Nevada Corp. (I)(L)	221	254
Reliance Steel & Aluminum Company	1,791	96,732
Royal Gold, Inc.	1,516	71,222
Schnitzer Steel Industries, Inc., Class A	687	9,302
Solitario Exploration & Royalty Corp. (I)	2,030	914
Southern Copper Corp. (L)	19,276	515,055
Steel Dynamics, Inc.	5,615	96,466
Stillwater Mining Company (I)	2,775	28,666
SunCoke Energy Partners LP	506	5,591
SunCoke Energy, Inc.	1,547	12,036
Synalloy Corp.	518	4,745
Tahoe Resources, Inc.	3,348	25,914
TimkenSteel Corp.	1,013	10,252
United States Steel Corp. (L)	3,397	35,397
US Antimony Corp. (I)	2,052	718
Vista Gold Corp. (I)	3,085	895
Walter Energy, Inc.	1,471	117
Worthington Industries, Inc.	1,600	42,368
		2,321,627
Paper and forest products - 0.1%
Boise Cascade Company (I)	927	23,379
Clearwater Paper Corp. (I)	471	22,250
Deltic Timber Corp.	422	25,240
International Paper Company	10,027	378,920
KapStone Paper and Packaging Corp.	2,401	39,641
Louisiana-Pacific Corp. (I)	3,672	52,289
Neenah Paper, Inc.	450	26,226
PH Glatfelter Company	1,142	19,665
Schweitzer-Mauduit International, Inc.	763	26,232
Verso Paper Corp. (I)	1,827	219

The accompanying notes are an integral part of the financial statements.	295

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Wausau Paper Corp.	1,441	$9,222
		623,283
		16,049,831
Telecommunication services - 2.2%
Diversified telecommunication services - 1.9%
8x8, Inc. (I)	2,375	19,641
Alaska Communications
Systems Group, Inc. (I)	1,419	3,108
Alteva	733	3,233
AT&T, Inc.	146,356	4,768,278
Atlantic Tele-Network, Inc.	401	29,646
CenturyLink, Inc.	13,449	337,839
Cincinnati Bell, Inc. (I)	4,894	15,269
Cogent Communications Group, Inc.	1,163	31,587
Consolidated Communications Holdings, Inc.	1,359	26,188
Frontier Communications Corp.	24,043	114,204
Globalstar, Inc. (I)(L)	22,247	34,928
Hawaiian Telcom Holdco, Inc. (I)	664	13,798
inContact, Inc. (I)	1,441	10,822
Inteliquent, Inc.	876	19,561
Iridium Communications, Inc. (I)	2,478	15,240
Level 3 Communications, Inc. (I)	8,267	361,185
Lumos Networks Corp. (I)	1,002	12,184
ORBCOMM, Inc. (I)	2,257	12,594
Premiere Global Services, Inc. (I)	1,491	20,486
Straight Path
Communications, Inc., Class B (I)	302	12,204
Towerstream Corp. (I)	2,254	2,412
Verizon Communications, Inc.	98,999	4,307,446
Vonage Holdings Corp. (I)	4,929	28,983
Windstream Holdings, Inc. (L)	2,313	14,202
Zayo Group Holdings, Inc. (I)	5,746	145,719
		10,360,757
Wireless telecommunication services - 0.3%
Boingo Wireless, Inc. (I)	1,274	10,549
Leap Wireless International, Inc. (I)	2,036	5,131
SBA Communications Corp., Class A (I)	3,071	321,657
Shenandoah Telecommunications Company	652	27,912
Sprint Corp. (I)(L)	95,174	365,468
T-Mobile US, Inc. (I)	19,333	769,647
Telephone & Data Systems, Inc.	2,523	62,974
United States Cellular Corp. (I)	2,040	72,277
		1,635,615
		11,996,372
Utilities - 2.9%
Electric utilities - 1.5%
ALLETE, Inc.	1,173	59,225
American Electric Power Company, Inc.	11,643	662,021
Cleco Corp.	1,421	75,654
Duke Energy Corp.	16,877	1,214,131
Edison International	7,767	489,865
El Paso Electric Company	1,103	40,612
Entergy Corp.	4,288	279,149
Eversource Energy	7,567	383,042
Exelon Corp.	20,612	612,176
FirstEnergy Corp.	10,067	315,198
Great Plains Energy, Inc.	3,613	97,623
Hawaiian Electric Industries, Inc.	2,379	68,254
IDACORP, Inc.	1,264	81,793
ITC Holdings Corp.	3,625	120,858

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
MGE Energy, Inc.	946	$38,966
NextEra Energy, Inc.	10,590	1,033,055
OGE Energy Corp.	4,660	127,498
Otter Tail Corp.	937	24,418
Pepco Holdings, Inc.	5,969	144,569
Pinnacle West Capital Corp.	2,624	168,303
PNM Resources, Inc.	1,941	54,445
Portland General Electric Company	1,931	71,389
PPL Corp.	15,898	522,885
The Empire District Electric Company	1,051	23,154
The Southern Company	21,491	960,648
UIL Holdings Corp.	1,407	70,730
Westar Energy, Inc.	3,141	120,740
Xcel Energy, Inc.	11,997	424,814
		8,285,215
Gas utilities - 0.2%
AGL Resources, Inc.	2,821	172,194
AmeriGas Partners LP	2,217	92,072
Atmos Energy Corp.	2,362	137,421
Chesapeake Utilities Corp.	416	22,081
Ferrellgas Partners LP	2,124	41,949
National Fuel Gas Company	2,027	101,309
New Jersey Resources Corp.	2,160	64,865
ONE Gas, Inc.	1,229	55,711
Piedmont Natural Gas Company, Inc.	1,997	80,020
Questar Corp.	4,196	81,444
South Jersey Industries, Inc.	1,881	47,495
Southwest Gas Corp.	1,178	68,701
Suburban Propane Partners LP	1,493	49,075
The Laclede Group, Inc.	1,109	60,474
UGI Corp.	4,169	145,165
WGL Holdings, Inc.	1,266	73,010
		1,292,986
Independent power and renewable electricity producers - 0.1%
AES Corp.	16,573	162,250
Atlantic Power Corp.	4,390	8,165
Calpine Corp. (I)	9,126	133,240
Nextera Energy Partners LP	514	11,205
NRG Energy, Inc.	7,974	118,414
NRG Yield, Inc., Class C (L)	1,481	17,194
Ormat Technologies, Inc.	1,243	42,299
Talen Energy Corp. (I)	1,985	20,049
Terraform Power, Inc., Class A (I)	2,465	35,052
US Geothermal, Inc. (I)	16,718	10,365
Vivint Solar, Inc. (I)(L)	2,719	28,495
		586,728
Multi-utilities - 1.0%
Alliant Energy Corp.	2,632	153,946
Ameren Corp.	5,753	243,179
Avista Corp.	1,574	52,336
Black Hills Corp.	1,042	43,076
CenterPoint Energy, Inc.	10,292	185,668
CMS Energy Corp.	6,570	232,052
Consolidated Edison, Inc.	6,901	461,332
Dominion Resources, Inc.	14,056	989,261
DTE Energy Company	4,184	336,268
MDU Resources Group, Inc.	4,469	76,867
NiSource, Inc.	7,482	138,791
NorthWestern Corp.	1,173	63,143
PG&E Corp.	11,328	598,118
Public Service Enterprise Group, Inc.	12,056	508,281

The accompanying notes are an integral part of the financial statements.	296

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
SCANA Corp.	3,362	$189,146
Sempra Energy	5,902	570,841
TECO Energy, Inc.	5,589	146,767
Vectren Corp.	2,075	87,171
WEC Energy Group, Inc.	7,511	392,224
		5,468,467
Water utilities - 0.1%
American States Water Company	1,017	42,104
American Water Works Company, Inc.	4,233	233,154
Aqua America, Inc.	4,256	112,656
Artesian Resources Corp., Class A	784	18,926
California Water Service Group	1,119	24,752
Connecticut Water Service, Inc.	541	19,757
SJW Corp.	641	19,711
		471,060
		16,104,456
TOTAL COMMON STOCKS (Cost $341,421,455)		$537,839,466

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc.
0.420%, 12/31/2015 (Z)	$2,800	$2,797
TOTAL CORPORATE BONDS (Cost $2,740)		$2,797

CONVERTIBLE BONDS - 0.0%
Health care - 0.0%
Catalyst Biosciences, Inc., 0.000%
, 02/19/2018 (I)	779	395
TOTAL CONVERTIBLE BONDS (Cost $779)		$395

RIGHTS - 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 06/11/2030; Strike
Price: $0.02) (I)	4,291	0
TOTAL RIGHTS (Cost $4,291)		$0

WARRANTS - 0.0%
Biotime, Inc. (Expiration Date: 10/01/2018;
Strike Price: $5.00) (I)	184	155
Eagle Bulk Shipping, Inc. (Expiration Date:
10/15/2021; Strike Price: $27.82) (I)	92	47
Education Management Corp. (I)(N)	4,333	28
Genco Shipping & Trading, Ltd. (Expiration
Date: 07/09/2021; Strike Price: $20.99) (I)	84	37
TOTAL WARRANTS (Cost $18,985)		$267

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	829,360	8,297,993
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,297,920)		$8,297,993

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.8%
Repurchase agreement - 2.8%
Repurchase Agreement with State Street Corp. dated 09/30/2015 at 0.000% to be repurchased at $15,327,000 on 10/01/2015, collateralized by $310,000 U.S. Treasury Bonds, 3.750% - 4.375% due 05/15/2041 - 08/15/2041 (valued at $386,928, including interest) and $14,915,000 U.S. Treasury Notes, 2.000% - 2.375% due 08/15/2024 - 02/15/2025 (valued at $15,248,998, including interest)	$15,327,000	$15,327,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,327,000)		$15,327,000
Total Investments (Total Stock Market Index Trust)
(Cost $365,073,170) - 101.4%		$561,467,918
Other assets and liabilities, net - (1.4%)		(7,722,151)
TOTAL NET ASSETS - 100.0%		$553,745,767

Ultra Short Term Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 23.4%
U.S. Government - 18.7%
U.S. Treasury Notes
0.250%, 10/31/2015 to 12/15/2015	$21,600,000	21,603,463
2.000%, 01/31/2016	11,000,000	11,068,101
2.375%, 03/31/2016	12,000,000	12,129,684
4.500%, 02/15/2016	12,000,000	12,192,888
		56,994,136
U.S. Government Agency - 4.7%
Federal Home Loan Mortgage Corp.
1.890%, 12/01/2035 (P)	207,547	217,921
1.940%, 12/01/2036 (P)	142,776	150,426
2.197%, 06/01/2036 (P)	242,384	254,749
2.251%, 05/01/2037 (P)	425,015	449,244
2.274%, 12/01/2035 (P)	458,767	487,324
2.337%, 02/01/2036 (P)	370,757	392,872
2.406%, 11/01/2036 (P)	401,791	429,765
2.481%, 05/01/2034 (P)	497,160	530,136
2.545%, 08/01/2035 (P)	487,550	521,496
2.668%, 06/01/2035 (P)	502,378	537,356
Federal National Mortgage Association
1.904%, 10/01/2035 (P)	806,963	841,065
1.917%, 10/01/2038 (P)	411,404	429,305
1.947%, 02/01/2035 (P)	535,859	559,413
2.016%, 04/01/2035 (P)	2,065,466	2,168,285
2.277%, 07/01/2035 (P)	860,698	915,558
2.322%, 02/01/2035 (P)	1,003,054	1,069,575
2.341%, 01/01/2036 (P)	573,185	610,319
2.366%, 05/01/2036 (P)	1,241,564	1,323,345
2.440%, 01/01/2036 (P)	369,465	393,975
2.466%, 07/01/2035 (P)	451,169	481,400
2.500%, 05/01/2034 (P)	328,896	351,796

The accompanying notes are an integral part of the financial statements.	297

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
1.625%, 08/20/2032 to 08/20/2035 (P)	$1,099,027	$1,140,820
		14,256,145
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $71,223,915)		$71,250,281

CORPORATE BONDS - 53.9%
Consumer discretionary - 7.0%
American Honda Finance Corp.
0.707%, 05/26/2016 (P)(S)	2,000,000	2,002,966
1.125%, 10/07/2016	1,000,000	1,003,363
Comcast Corp. 4.950%, 06/15/2016	1,500,000	1,544,141
Cox Communications, Inc.
5.875%, 12/01/2016 (S)	1,200,000	1,259,297
Daimler Finance North America LLC
1.010%, 08/03/2017 (P)(S)	2,000,000	1,990,942
1.250%, 01/11/2016 (S)	500,000	500,570
2.950%, 01/11/2017 (S)	1,000,000	1,016,517
Ford Motor Credit Company LLC
0.852%, 09/08/2017 (P)	1,500,000	1,469,621
0.956%, 03/27/2017 (P)	2,030,000	2,001,418
General Motors Financial Company, Inc.
2.625%, 07/10/2017	2,000,000	2,002,956
Johnson Controls, Inc. 5.500%, 01/15/2016	2,000,000	2,027,006
Scripps Networks Interactive, Inc.
2.700%, 12/15/2016	1,000,000	1,014,958
The Home Depot, Inc. 0.707%, 09/15/2017 (P)	1,300,000	1,302,022
Viacom, Inc.
3.500%, 04/01/2017	1,448,000	1,484,120
6.250%, 04/30/2016	801,000	823,940
		21,443,837
Consumer staples - 4.0%
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	2,000,000	2,025,172
ConAgra Foods, Inc. 5.819%, 06/15/2017	1,500,000	1,603,695
PepsiCo, Inc. 1.125%, 07/17/2017	1,000,000	1,004,010
Philip Morris International, Inc.
1.250%, 08/11/2017	1,500,000	1,503,996
1.625%, 03/20/2017	1,400,000	1,413,650
Reynolds American, Inc.
2.300%, 08/21/2017 (S)	2,500,000	2,523,108
Tyson Foods, Inc. 6.600%, 04/01/2016	2,000,000	2,054,892
		12,128,523
Energy - 1.4%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	2,000,000	2,078,440
Kinder Morgan Energy Partners LP
6.000%, 02/01/2017	2,000,000	2,092,170
		4,170,610
Financials - 18.6%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	1,256,000	1,278,608
Abbey National Treasury
Services PLC/London
0.846%, 03/13/2017 (P)	2,000,000	1,996,216
American Express Company
6.150%, 08/28/2017	1,000,000	1,084,990
American Express Credit Corp.
2.375%, 03/24/2017	2,000,000	2,031,418

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
5.050%, 10/01/2015	$2,000,000	$2,000,000
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,780,000	1,888,176
Bank of America Corp. 1.250%, 01/11/2016	2,253,000	2,256,366
Bank of America NA 5.300%, 03/15/2017	1,775,000	1,864,620
BB&T Corp.
1.600%, 08/15/2017	1,000,000	1,004,533
3.200%, 03/15/2016	1,500,000	1,513,037
Capital One Financial Corp.
3.150%, 07/15/2016	2,000,000	2,032,546
6.150%, 09/01/2016	1,000,000	1,041,642
Citigroup, Inc. 0.799%, 08/14/2017 (P)	1,951,000	1,942,215
HCP, Inc.
3.750%, 02/01/2016	1,839,000	1,854,652
6.000%, 01/30/2017	1,344,000	1,416,381
ING Bank NV 3.750%, 03/07/2017 (S)	1,000,000	1,032,572
JPMorgan Chase & Co.
1.125%, 02/26/2016	1,150,000	1,152,068
3.150%, 07/05/2016	750,000	762,698
Macquarie Bank, Ltd.
1.117%, 03/24/2017 (P)(S)	2,000,000	2,004,248
5.000%, 02/22/2017 (S)	1,320,000	1,381,101
MetLife, Inc. 6.750%, 06/01/2016	2,000,000	2,078,976
Morgan Stanley
0.769%, 10/15/2015 (P)	1,000,000	1,000,073
3.800%, 04/29/2016	2,000,000	2,032,788
National City Bank 0.702%, 06/07/2017 (P)	2,500,000	2,485,823
National Rural Utilities
Cooperative Finance Corp.
0.575%, 05/27/2016 (P)	1,050,000	1,050,518
0.629%, 11/23/2016 (P)	2,000,000	2,001,312
1.100%, 01/27/2017	645,000	646,831
PNC Funding Corp. 5.625%, 02/01/2017	2,500,000	2,632,858
Rabobank Nederland NV
0.820%, 03/18/2016 (P)	1,000,000	1,001,342
Societe Generale SA 3.500%, 01/15/2016 (S)	2,000,000	2,015,500
The Goldman Sachs Group, Inc.
5.350%, 01/15/2016	2,000,000	2,025,552
The Royal Bank of Scotland PLC
4.375%, 03/16/2016	1,750,000	1,778,980
Ventas Realty LP 1.550%, 09/26/2016	1,000,000	1,002,644
Wells Fargo & Company
0.592%, 09/08/2017 (P)	2,000,000	1,991,266
Wells Fargo Bank NA 5.750%, 05/16/2016	1,500,000	1,546,883
		56,829,433
Health care - 8.8%
AbbVie, Inc. 1.061%, 11/06/2015 (P)	2,000,000	2,000,586
Actavis Funding SCS
1.199%, 09/01/2016 (P)	1,000,000	998,476
1.850%, 03/01/2017	3,000,000	3,006,915
Amgen, Inc.
2.125%, 05/15/2017	2,000,000	2,025,426
2.500%, 11/15/2016	2,000,000	2,030,726
Baxter International, Inc. 1.850%, 01/15/2017	2,000,000	2,015,854
Express Scripts Holding Company
2.650%, 02/15/2017	2,500,000	2,541,158
3.125%, 05/15/2016	1,500,000	1,517,070
GlaxoSmithKline Capital PLC
1.500%, 05/08/2017	1,500,000	1,511,628
Merck & Company, Inc.
0.436%, 02/10/2017 (P)	1,665,000	1,663,641

The accompanying notes are an integral part of the financial statements.	298

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Mylan, Inc.
1.350%, 11/29/2016	$2,000,000	$1,985,942
1.800%, 06/24/2016	1,200,000	1,197,804
Pfizer, Inc. 0.471%, 05/15/2017 (P)	2,300,000	2,298,257
UnitedHealth Group, Inc. 1.875%, 11/15/2016	2,000,000	2,022,884
		26,816,367
Industrials - 4.3%
Air Lease Corp. 4.500%, 01/15/2016	2,555,000	2,567,775
Eaton Corp. 0.950%, 11/02/2015	750,000	750,274
John Deere Capital Corp.
0.557%, 12/15/2017 (P)	1,200,000	1,197,398
Lockheed Martin Corp. 2.125%, 09/15/2016	2,000,000	2,023,260
PACCAR Financial Corp.
0.581%, 02/08/2016 (P)	1,500,000	1,500,924
Penske Truck Leasing Company LP
2.500%, 03/15/2016 (S)	1,500,000	1,509,159
Ryder System, Inc. 3.600%, 03/01/2016	1,500,000	1,516,052
Union Pacific Corp. 5.650%, 05/01/2017	1,000,000	1,068,278
Waste Management, Inc. 2.600%, 09/01/2016	1,000,000	1,013,620
		13,146,740
Information technology - 2.2%
Cisco Systems, Inc. 0.614%, 03/03/2017 (P)	2,000,000	1,999,974
Hewlett-Packard Company
2.650%, 06/01/2016	1,000,000	1,014,624
Xerox Corp.
2.950%, 03/15/2017	2,000,000	2,034,172
6.750%, 02/01/2017	1,500,000	1,596,738
		6,645,508
Materials - 0.6%
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,000,000	999,000
3.600%, 01/15/2017 (S)	1,000,000	929,441
		1,928,441
Telecommunication services - 2.4%
AT&T, Inc.
0.701%, 03/30/2017 (P)	1,500,000	1,493,814
2.400%, 08/15/2016	3,000,000	3,033,510
Telefonica Emisiones SAU
6.421%, 06/20/2016	2,745,000	2,842,640
		7,369,964
Utilities - 4.6%
CenterPoint Energy Resources Corp.
6.150%, 05/01/2016	2,500,000	2,573,520
Dominion Resources, Inc. 1.950%, 08/15/2016	2,000,000	2,013,548
Duke Energy Corp. 0.663%, 04/03/2017 (P)	2,500,000	2,492,958
Electricite de France SA
0.747%, 01/20/2017 (P)(S)	2,822,000	2,820,674
1.150%, 01/20/2017 (S)	2,000,000	2,000,262
Georgia Power Company
0.657%, 03/15/2016 (P)	2,000,000	1,998,406
		13,899,368
TOTAL CORPORATE BONDS (Cost $164,523,710)		$164,378,791

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.3%
U.S. Government Agency - 2.3%
Federal Home Loan Mortgage Corp.,
Series 4106, Class DF
0.607%, 09/15/2042 (P)	1,675,421	1,678,938

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2013-10, Class FT,
0.544%, 04/25/2042 (P)	$1,769,084	$1,766,018
Series 2013-26, Class JF,
0.494%, 10/25/2032 (P)	3,565,728	3,580,341
		7,025,297
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $7,032,922)		$7,025,297

ASSET BACKED SECURITIES - 16.6%
Ally Auto Receivables Trust
Series 2012-4, Class A4,
0.800%, 10/16/2017	2,359,915	2,359,554
Series 2012-5, Class A4,
0.850%, 01/16/2018	1,570,000	1,570,366
American Express Credit Account
Master Trust, Series 2012-5, Class A
0.590%, 05/15/2018	3,050,000	3,049,997
AmeriCredit Automobile Receivables Trust
Series 2013-2, Class A3,
0.650%, 12/08/2017	944,573	944,658
Series 2014-2, Class A2A,
0.540%, 10/10/2017	332,290	332,052
BA Credit Card Trust, Series 2014-A2,
Class A 0.476%, 09/16/2019 (P)	2,000,000	1,998,840
Cabela’s Credit Card Master Note Trust,
Series 2011-2A, Class A1
2.390%, 06/17/2019 (S)	2,000,000	2,021,986
Capital One Multi-Asset Execution Trust,
Series 2007-A1, Class A1
0.257%, 11/15/2019 (P)	3,000,000	2,989,221
CarMax Auto Owner Trust
Series 2013-3, Class A3,
0.970%, 04/16/2018	1,762,425	1,762,946
Series 2014-1, Class A2,
0.470%, 02/15/2017	108,464	108,453
Carmax Auto Owner Trust, Series 2014-1,
Class A3 0.790%, 10/15/2018	2,050,000	2,047,179
Chase Issuance Trust
Series 2006-A2, Class A2,
5.160%, 04/16/2018	2,000,000	2,033,068
Series 2012-A2, Class A2,
0.476%, 05/15/2019 (P)	1,000,000	999,001
Citibank Credit Card Issuance Trust,
Series 2013-A10, Class A10
0.730%, 02/07/2018	3,145,000	3,146,227
Discover Card Execution Note Trust,
Series 2014-A2, Class A2
0.521%, 08/15/2019 (P)	2,910,000	2,901,835
Ford Credit Auto Owner Trust
Series 2012-D, Class A3,
0.510%, 04/15/2017	291,177	291,121
Series 2014-B, Class A2,
0.470%, 03/15/2017	662,956	662,825
Honda Auto Receivables Owner Trust
Series 2014-2, Class A3,
0.770%, 03/19/2018	1,050,000	1,048,726
Series 2014-3, Class A3,
0.880%, 06/15/2018	665,000	664,157
Huntington Auto Trust, Series 2012-2,
Class A3 0.510%, 04/17/2017	342,791	342,703

The accompanying notes are an integral part of the financial statements.	299

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust,
Series 2014-B, Class A2
0.610%, 02/15/2017 (S)	$1,555,728	$1,555,419
Hyundai Auto Receivables Trust,
Series 2014-A, Class A3
0.790%, 07/16/2018	3,000,000	2,999,964
Mercedes Benz Auto Lease Trust,
Series 2014-A, Class A4
0.900%, 12/16/2019	2,000,000	1,999,980
Mercedes-Benz Auto Receivables Trust,
Series 2012-1, Class A4
0.610%, 12/17/2018	1,734,315	1,734,171
Nissan Auto Lease Trust, Series 2014-A,
Class A3 0.800%, 02/15/2017	1,905,000	1,905,404
Nissan Auto Receivables Owner Trust,
Series 2014-A, Class A3
0.720%, 08/15/2018	2,120,000	2,117,770
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A4
0.690%, 11/15/2018	2,655,000	2,650,033
Volkswagen Auto Lease Trust
Series 2014-A, Class A2A,
0.520%, 10/20/2016	91,957	91,927
Series 2015-A, Class A2A,
0.870%, 06/20/2017	1,272,428	1,272,156
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Class A3
0.700%, 04/20/2018	1,713,498	1,709,845
Westlake Automobile Receivables Trust,
Series 2014-1A, Class A2
0.700%, 05/15/2017 (S)	427,313	427,163
Wheels SPV LLC, Series 2014-1A, Class A2
0.840%, 03/20/2023 (S)	858,165	856,255
TOTAL ASSET BACKED SECURITIES (Cost $50,631,661)		$50,595,002

SHORT-TERM INVESTMENTS - 1.1%
Repurchase agreement - 1.1%
Barclays Tri-Party Repurchase Agreement dated 09/30/2015 at 0.090% to be repurchased at $3,510,009 on 10/01/2015, collateralized by $3,441,500 U.S. Treasury Notes, 2.250% due 11/30/2017 (valued at $3,580,237, including interest)	3,510,000	3,510,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,510,000)		$3,510,000
Total Investments (Ultra Short Term Bond Trust)
(Cost $296,922,208) - 97.3%		$296,759,371
Other assets and liabilities, net - 2.7%		8,228,338
TOTAL NET ASSETS - 100.0%		$304,987,709

U.S. Equity Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.6%
Consumer discretionary - 16.3%
Auto components - 0.3%
Cooper Tire & Rubber Company	2,200	$86,922
Drew Industries, Inc.	2,400	131,064
Gentex Corp.	22,000	341,000

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Lear Corp.	12,000	$1,305,360
		1,864,346
Automobiles - 0.0%
Thor Industries, Inc.	2,900	150,220
Distributors - 0.2%
Genuine Parts Company	13,000	1,077,570
Diversified consumer services - 0.0%
Apollo Education Group, Inc. (I)	7,400	81,844
Hotels, restaurants and leisure - 0.9%
Cracker Barrel Old Country Store, Inc.	200	29,456
DineEquity, Inc.	1,900	174,154
Interval Leisure Group, Inc.	4,100	75,276
Marriott Vacations Worldwide Corp.	4,100	279,374
McDonald’s Corp.	47,951	4,724,612
Penn National Gaming, Inc. (I)	4,900	82,222
Six Flags Entertainment Corp.	8,300	379,974
Texas Roadhouse, Inc.	11,100	412,920
The Cheesecake Factory, Inc.	4,700	253,612
		6,411,600
Household durables - 0.2%
Garmin, Ltd.	4,700	168,636
Helen of Troy, Ltd. (I)	4,900	437,570
Tupperware Brands Corp.	5,000	247,450
Whirlpool Corp.	5,400	795,204
		1,648,860
Internet and catalog retail - 3.5%
Amazon.com, Inc. (I)	42,271	21,638,102
HSN, Inc.	4,200	240,408
TripAdvisor, Inc. (I)	41,487	2,614,511
		24,493,021
Leisure products - 0.2%
Hasbro, Inc.	8,000	577,120
Mattel, Inc.	28,900	608,634
Polaris Industries, Inc.	4,300	515,441
		1,701,195
Media - 3.6%
Charter Communications, Inc., Class A (I)(L)	96,900	17,039,865
Comcast Corp., Class A	115,700	6,581,016
Meredith Corp.	1,700	72,386
Scholastic Corp.	1,300	50,648
Scripps Networks Interactive, Inc., Class A	5,600	275,464
Starz, Class A (I)	17,000	634,780
TEGNA, Inc.	18,200	407,498
		25,061,657
Multiline retail - 1.2%
Dillard’s, Inc., Class A	1,000	87,390
Dollar General Corp.	24,300	1,760,292
Kohl’s Corp.	19,400	898,414
Macy’s, Inc.	28,500	1,462,620
Target Corp.	54,500	4,286,970
		8,495,686
Specialty retail - 4.7%
AutoNation, Inc. (I)	7,600	442,168
Bed Bath & Beyond, Inc. (I)	55,700	3,176,014
Foot Locker, Inc.	14,100	1,014,777
Group 1 Automotive, Inc.	2,800	238,420
Hibbett Sports, Inc. (I)	1,100	38,511
L Brands, Inc.	11,500	1,036,495

The accompanying notes are an integral part of the financial statements.	300

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Lowe’s Companies, Inc.	69,600	$4,796,832
Murphy USA, Inc. (I)	5,947	326,788
Penske Automotive Group, Inc.	2,400	116,256
Rent-A-Center, Inc.	8,200	198,850
Ross Stores, Inc.	45,100	2,185,997
Select Comfort Corp. (I)	2,100	45,948
Staples, Inc.	33,300	390,609
The Cato Corp., Class A	3,300	112,299
The Children’s Place, Inc.	600	34,602
The Gap, Inc.	18,100	515,850
The Home Depot, Inc.	130,200	15,036,798
The TJX Companies, Inc.	46,600	3,328,172
		33,035,386
Textiles, apparel and luxury goods - 1.5%
Coach, Inc.	33,200	960,476
Fossil Group, Inc. (I)	2,100	117,348
G-III Apparel Group, Ltd. (I)	3,700	228,142
Iconix Brand Group, Inc. (I)	3,900	52,728
NIKE, Inc., Class B	43,520	5,351,654
Ralph Lauren Corp.	7,000	827,120
Under Armour, Inc., Class A (I)	100	9,678
VF Corp.	42,340	2,888,011
		10,435,157
		114,456,542
Consumer staples - 12.9%
Beverages - 2.1%
Brown-Forman Corp., Class B	3,998	387,406
Dr. Pepper Snapple Group, Inc.	18,400	1,454,520
Monster Beverage Corp. (I)	540	72,976
PepsiCo, Inc.	40,376	3,807,457
The Coca-Cola Company	232,000	9,307,840
		15,030,199
Food and staples retailing - 3.6%
Costco Wholesale Corp.	24,300	3,513,051
CVS Health Corp.	110,100	10,622,448
Sysco Corp.	33,200	1,293,804
Wal-Mart Stores, Inc.	149,980	9,724,703
		25,154,006
Food products - 0.4%
General Mills, Inc.	1,600	89,808
Hormel Foods Corp.	17,600	1,114,256
McCormick & Company, Inc.	11,300	928,634
The Hershey Company	7,600	698,288
		2,830,986
Household products - 3.1%
Church & Dwight Company, Inc.	18,000	1,510,200
Colgate-Palmolive Company	44,980	2,854,431
Kimberly-Clark Corp.	15,400	1,679,216
The Procter & Gamble Company	220,200	15,841,188
		21,885,035
Personal products - 0.2%
The Estee Lauder Companies, Inc., Class A	12,862	1,037,706
Tobacco - 3.5%
Philip Morris International, Inc.	273,584	21,703,419
Reynolds American, Inc.	64,000	2,833,280
		24,536,699
		90,474,631

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy - 7.7%
Oil, gas and consumable fuels - 7.7%
Apache Corp.	51,390	$2,012,432
California Resources Corp.	56,800	147,680
Chevron Corp.	339,371	26,769,584
ConocoPhillips	178,400	8,556,064
Denbury Resources, Inc.	12,600	30,744
Devon Energy Corp.	31,000	1,149,790
Exxon Mobil Corp.	83,600	6,215,660
Hess Corp.	9,000	450,540
Marathon Oil Corp.	120,200	1,851,080
Murphy Oil Corp.	14,600	353,320
Occidental Petroleum Corp.	8,735	577,820
Valero Energy Corp.	93,400	5,613,340
		53,728,054
		53,728,054
Financials - 9.1%
Banks - 3.6%
Chemical Financial Corp.	3,000	97,050
Citigroup, Inc.	127,800	6,340,158
First Merchants Corp.	800	20,976
Huntington Bancshares, Inc.	22,400	237,440
JPMorgan Chase & Co.	170,700	10,407,579
S&T Bancorp, Inc.	800	26,096
The PNC Financial Services Group, Inc.	32,000	2,854,400
Trustmark Corp.	1,000	23,170
Wells Fargo & Company	94,300	4,842,305
WesBanco, Inc.	2,300	72,335
		24,921,509
Capital markets - 0.6%
BGC Partners, Inc., Class A	21,300	175,086
Federated Investors, Inc., Class B	2,500	72,250
Franklin Resources, Inc.	10,500	391,230
Invesco, Ltd.	7,500	234,225
Janus Capital Group, Inc.	20,500	278,800
SEI Investments Company	4,700	226,681
T. Rowe Price Group, Inc.	22,700	1,577,650
The Goldman Sachs Group, Inc.	7,700	1,337,952
		4,293,874
Consumer finance - 0.7%
Capital One Financial Corp.	53,300	3,865,316
Cash America International, Inc.	8,300	232,151
Credit Acceptance Corp. (I)(L)	600	118,122
Encore Capital Group, Inc. (I)(L)	3,300	122,100
Navient Corp.	25,300	284,372
Nelnet, Inc., Class A	700	24,227
PRA Group, Inc. (I)	2,400	127,008
		4,773,296
Diversified financial services - 0.1%
The NASDAQ OMX Group, Inc.	11,400	607,962
Insurance - 4.0%
ACE, Ltd.	31,200	3,226,080
Aflac, Inc.	19,100	1,110,283
American Equity Investment Life
Holding Company	8,100	188,811
American Financial Group, Inc.	5,400	372,114
American International Group, Inc.	27,600	1,568,232
Aspen Insurance Holdings, Ltd.	5,900	274,173
Assurant, Inc.	5,300	418,753
Assured Guaranty, Ltd.	21,000	525,000

The accompanying notes are an integral part of the financial statements.	301

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Axis Capital Holdings, Ltd.	4,000	$214,880
CNO Financial Group, Inc.	8,000	150,480
Endurance Specialty Holdings, Ltd.	11,100	677,433
Everest Re Group, Ltd.	5,700	988,038
FBL Financial Group, Inc., Class A	200	12,304
First American Financial Corp.	15,600	609,492
Genworth Financial, Inc., Class A (I)	27,000	124,740
Horace Mann Educators Corp.	2,800	93,016
Kemper Corp.	3,200	113,184
Lincoln National Corp.	37,100	1,760,766
Maiden Holdings, Ltd.	8,300	115,204
MBIA, Inc. (I)	20,400	124,032
Mercury General Corp.	3,100	156,581
Principal Financial Group, Inc.	8,000	378,720
RenaissanceRe Holdings, Ltd.	2,900	308,328
Selective Insurance Group, Inc.	4,000	124,240
The Allstate Corp.	36,100	2,102,464
The Hanover Insurance Group, Inc.	3,800	295,260
The Hartford Financial Services Group, Inc.	55,100	2,522,478
The Navigators Group, Inc. (I)	900	70,182
The Progressive Corp.	56,500	1,731,160
The Travelers Companies, Inc.	59,100	5,882,223
Third Point Reinsurance, Ltd. (I)	7,900	106,255
Universal Insurance Holdings, Inc.	2,600	76,804
Unum Group	5,800	186,064
Validus Holdings, Ltd.	7,900	356,053
W.R. Berkley Corp.	10,000	543,700
XL Group PLC	17,200	624,704
		28,132,231
Real estate management and development - 0.1%
Jones Lang LaSalle, Inc.	4,200	603,834
Thrifts and mortgage finance - 0.0%
Northwest Bancshares, Inc.	3,300	42,900
Provident Financial Services, Inc.	3,500	68,250
		111,150
		63,443,856
Health care - 16.7%
Biotechnology - 1.6%
Amgen, Inc.	40,800	5,643,456
Biogen, Inc. (I)	9,334	2,723,755
PDL BioPharma, Inc.	26,100	131,283
Puma Biotechnology, Inc. (I)	34,930	2,632,325
		11,130,819
Health care equipment and supplies - 3.5%
Abbott Laboratories	75,101	3,020,562
Baxter International, Inc.	901	29,598
Becton, Dickinson and Company	12,500	1,658,250
C.R. Bard, Inc.	9,590	1,786,713
Edwards Lifesciences Corp. (I)	11,420	1,623,581
Medtronic PLC	171,739	11,496,209
ResMed, Inc.	12,300	626,808
Sirona Dental Systems, Inc. (I)	4,400	410,696
St. Jude Medical, Inc.	3,500	220,815
Stryker Corp.	29,800	2,804,180
Zimmer Biomet Holdings, Inc.	9,400	882,942
		24,560,354
Health care providers and services - 4.8%
AmerisourceBergen Corp.	4,200	398,958
Anthem, Inc.	31,400	4,396,000
Henry Schein, Inc. (I)	11,000	1,459,920

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Humana, Inc.	18,800	$3,365,200
Laboratory Corp. of America Holdings (I)	700	75,929
MEDNAX, Inc. (I)	3,700	284,123
Patterson Companies, Inc.	4,800	207,600
UnitedHealth Group, Inc.	197,522	22,914,527
		33,102,257
Health care technology - 0.1%
Cerner Corp. (I)	14,080	844,237
Life sciences tools and services - 0.2%
Agilent Technologies, Inc.	5,600	192,248
Bio-Techne Corp.	100	9,246
Mettler-Toledo International, Inc. (I)	1,800	512,532
Waters Corp. (I)	6,200	732,902
		1,446,928
Pharmaceuticals - 6.5%
Allergan PLC (I)	20,800	5,653,648
Eli Lilly & Company	35,801	2,996,186
Johnson & Johnson	302,300	28,219,705
Pfizer, Inc.	276,100	8,672,301
		45,541,840
		116,626,435
Industrials - 8.2%
Aerospace and defense - 1.7%
General Dynamics Corp.	9,000	1,241,550
Honeywell International, Inc.	71,900	6,808,211
Precision Castparts Corp.	1,500	344,565
Rockwell Collins, Inc.	3,322	271,872
United Technologies Corp.	36,521	3,250,004
		11,916,202
Air freight and logistics - 0.2%
C.H. Robinson Worldwide, Inc.	17,100	1,159,038
Expeditors International of Washington, Inc.	16,000	752,800
		1,911,838
Commercial services and supplies - 0.1%
ACCO Brands Corp. (I)	8,200	57,974
Deluxe Corp.	3,600	200,664
Rollins, Inc.	12,450	334,532
		593,170
Electrical equipment - 0.8%
AMETEK, Inc.	16,800	878,976
Emerson Electric Company	61,000	2,694,370
Hubbell, Inc., Class B	3,500	297,325
Rockwell Automation, Inc.	16,800	1,704,696
		5,575,367
Industrial conglomerates - 3.1%
3M Company	92,000	13,042,840
Danaher Corp.	90,300	7,694,463
Roper Technologies, Inc.	5,200	814,840
		21,552,143
Machinery - 1.8%
CLARCOR, Inc.	2,800	133,504
Donaldson Company, Inc.	1,405	39,452
Dover Corp.	12,700	726,186
Flowserve Corp.	4,200	172,788
Illinois Tool Works, Inc.	58,541	4,818,510
Lincoln Electric Holdings, Inc.	2,200	115,346
Snap-on, Inc.	5,200	784,888

The accompanying notes are an integral part of the financial statements.	302

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
WABCO Holdings, Inc. (I)	48,900	$5,126,187
Wabtec Corp.	7,100	625,155
		12,542,016
Professional services - 0.1%
Equifax, Inc.	5,700	553,926
Road and rail - 0.1%
J.B. Hunt Transport Services, Inc.	2,500	178,500
Landstar System, Inc.	2,700	171,369
Werner Enterprises, Inc.	6,000	150,600
		500,469
Trading companies and distributors - 0.3%
Fastenal Company	19,600	717,556
MSC Industrial Direct Company, Inc., Class A	2,000	122,060
W.W. Grainger, Inc. (L)	6,500	1,397,565
		2,237,181
		57,382,312
Information technology - 25.3%
Communications equipment - 6.5%
Brocade Communications Systems, Inc.	49,200	510,696
Cisco Systems, Inc.	1,007,619	26,449,999
F5 Networks, Inc. (I)	7,200	833,760
QUALCOMM, Inc.	232,802	12,508,451
Ubiquiti Networks, Inc. (L)	147,144	4,986,710
		45,289,616
Electronic equipment, instruments and components - 0.3%
Amphenol Corp., Class A	22,700	1,156,792
Arrow Electronics, Inc. (I)	19,900	1,100,072
Insight Enterprises, Inc. (I)	3,400	87,890
		2,344,754
Internet software and services - 4.8%
Alphabet, Inc., Class A (I)	32,117	20,502,529
Alphabet, Inc., Class C (I)	10,143	6,171,204
eBay, Inc. (I)	66,111	1,615,753
Yahoo!, Inc. (I)	180,250	5,211,028
		33,500,514
IT services - 3.9%
Accenture PLC, Class A	60,400	5,934,904
Booz Allen Hamilton Holding Corp.	13,700	359,077
Cognizant Technology
Solutions Corp., Class A (I)	45,500	2,848,755
Gartner, Inc. (I)	1,900	159,467
IBM Corp.	72,802	10,554,106
Jack Henry & Associates, Inc.	6,600	459,426
MasterCard, Inc., Class A	21,649	1,951,008
Net 1 UEPS Technologies, Inc. (I)	1,700	28,458
Paychex, Inc.	37,400	1,781,362
PayPal Holdings, Inc. (I)	98,011	3,042,261
Total System Services, Inc.	12,600	572,418
		27,691,242
Semiconductors and semiconductor equipment - 0.6%
Analog Devices, Inc.	36,405	2,053,606
Avago Technologies, Ltd.	2,200	275,023
Linear Technology Corp.	800	32,280
Skyworks Solutions, Inc.	7,100	597,891
Xilinx, Inc.	22,600	958,240
		3,917,040

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software - 4.3%
ANSYS, Inc. (I)	10,800	$951,912
CA, Inc.	25,700	701,610
Citrix Systems, Inc. (I)	17,000	1,177,760
FactSet Research Systems, Inc.	2,500	399,525
Intuit, Inc.	32,000	2,840,000
Microsoft Corp.	482,536	21,357,043
Oracle Corp.	59,239	2,139,713
Red Hat, Inc. (I)	6,400	460,032
		30,027,595
Technology hardware, storage and peripherals - 4.9%
Apple, Inc.	258,520	28,514,756
EMC Corp.	233,800	5,648,608
NetApp, Inc.	9,800	290,080
		34,453,444
		177,224,205
Materials - 0.7%
Chemicals - 0.6%
International Flavors & Fragrances, Inc.	2,000	206,520
Monsanto Company	38,500	3,285,590
The Sherwin-Williams Company	4,200	935,676
		4,427,786
Containers and packaging - 0.1%
AptarGroup, Inc.	5,500	362,780
		4,790,566
Telecommunication services - 1.7%
Diversified telecommunication services - 1.7%
Verizon Communications, Inc.	275,100	11,969,601
Vonage Holdings Corp. (I)	25,300	148,764
		12,118,365
Wireless telecommunication services - 0.0%
United States Cellular Corp. (I)	400	14,172
		12,132,537
TOTAL COMMON STOCKS (Cost $687,101,618)		$690,259,138

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	23,900	215
TOTAL RIGHTS (Cost $1,554)		$215

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	1,795,008	17,959,598
TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,959,391)		$17,959,598

SHORT-TERM INVESTMENTS - 1.9%
U.S. Government - 1.5%
U.S. Treasury Bills
0.139%, 02/11/2016 *	$7,000,000	$6,999,223
0.206%, 03/03/2016 *	3,500,000	3,499,531
		10,498,754

The accompanying notes are an integral part of the financial statements.	303

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 0.4%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	2,527,714	$2,527,714
TOTAL SHORT-TERM INVESTMENTS (Cost $13,019,439)		$13,026,468
Total Investments (U.S. Equity Trust)
(Cost $718,082,002) - 103.1%		$721,245,419
Other assets and liabilities, net - (3.1%)		(21,579,891)
TOTAL NET ASSETS - 100.0%		$699,665,528

Utilities Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 90.8%
Consumer discretionary - 7.3%
Media - 7.3%
Altice NV, Class A (I)	66,876	$1,399,267
Altice NV, Class B (I)	18,169	405,330
Charter Communications, Inc., Class A (I)(L)	26,639	4,684,468
Comcast Corp., Special Class A	123,078	7,044,985
Liberty Global PLC, Series C (I)	75,933	3,114,772
Quebecor, Inc., Class B	119,282	2,610,886
Time Warner Cable, Inc.	44,907	8,054,969
		27,314,677
Energy - 15.4%
Oil, gas and consumable fuels - 15.4%
Anadarko Petroleum Corp.	29,218	1,764,475
Columbia Pipeline Group, Inc.	164,630	3,011,083
Columbia Pipeline Partners LP	99,651	1,261,582
Enable Midstream Partners LP	86,541	1,093,878
Enbridge, Inc.	162,482	6,032,958
Energy Transfer Equity LP	164,956	3,432,734
Energy Transfer Partners LP	138,594	5,692,056
Enterprise Products Partners LP	142,474	3,547,603
EQT GP Holdings LP (I)	20,354	462,850
EQT Midstream Partners LP	16,105	1,068,245
JP Energy Partners LP	65,773	397,927
Kinder Morgan, Inc.	244,485	6,767,345
Noble Energy, Inc.	59,856	1,806,454
Plains All American Pipeline LP	31,763	964,960
Plains GP Holdings LP, Class A	250,627	4,385,973
SemGroup Corp., Class A	40,956	1,770,937
Sunoco Logistics Partners LP	91,075	2,610,210
Tallgrass Energy GP LP	60,808	1,208,255
The Williams Companies, Inc.	141,894	5,228,794
Western Gas Equity Partners LP	49,394	1,947,605
Williams Partners LP	98,939	3,158,133
		57,614,057
		57,614,057
Financials - 1.4%
Real estate investment trusts - 1.4%
American Tower Corp.	61,631	5,422,295
Telecommunication services - 11.2%
Diversified telecommunication services - 7.5%
Bezeq The
Israeli Telecommunication Corp., Ltd.	1,447,941	2,771,069

Utilities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
BT Group PLC	361,726	$2,302,219
Com Hem Holding AB	546,747	4,580,397
Hellenic Telecommunications Organization SA	337,318	2,963,893
TDC A/S	623,444	3,215,309
Telecom Italia SpA	2,195,245	2,251,457
TELUS Corp.	50,371	1,587,187
Verizon Communications, Inc.	167,410	7,284,009
XL Axiata Tbk PT (I)	5,909,000	1,057,064
		28,012,604
Wireless telecommunication services - 3.7%
Bharti Airtel, Ltd.	169,378	873,806
Bharti Infratel, Ltd.	102,216	554,869
KDDI Corp.	64,600	1,445,948
MegaFon OAO, GDR	57,657	702,933
Mobile TeleSystems PJSC	271,512	1,960,317
Philippine Long Distance Telephone Company	15,275	716,286
SBA Communications Corp., Class A (I)	34,509	3,614,473
Vodafone Group PLC	1,251,155	3,946,246
		13,814,878
		41,827,482
Utilities - 55.5%
Electric utilities - 25.9%
ALLETE, Inc.	57,327	2,894,440
American Electric Power Company, Inc.	162,779	9,255,614
Cia Paranaense de Energia, ADR (L)	57,823	474,727
CPFL Energia SA (I)	427,141	1,602,115
Edison International	43,657	2,753,447
EDP - Energias de Portugal SA	2,216,662	8,120,800
EDP - Energias do Brasil SA	691,609	2,002,692
Enel SpA	1,815,625	8,101,303
Enersis SA, ADR	46,038	581,920
Exelon Corp.	488,965	14,522,261
Iberdrola SA	343,698	2,290,134
NextEra Energy, Inc.	173,692	16,943,655
OGE Energy Corp.	186,621	5,105,951
PPL Corp.	494,480	16,263,447
Red Electrica Corp. SA	42,259	3,509,006
Xcel Energy, Inc.	71,874	2,545,058
		96,966,570
Gas utilities - 2.3%
APA Group, Ltd.	186,484	1,125,511
China Resources Gas Group, Ltd.	1,364,000	3,520,402
Gas Natural SDG SA	80,232	1,565,496
Infraestructura Energetica Nova SAB de CV	35,579	145,642
Snam SpA	437,150	2,245,150
		8,602,201
Independent power and renewable electricity
producers - 14.2%
Abengoa Yield PLC (L)	202,105	3,344,838
AES Corp.	909,037	8,899,472
Calpine Corp. (I)	522,574	7,629,580
China Longyuan Power Group Corp., H Shares	1,698,000	1,836,523
Dynegy, Inc. (I)	425,161	8,788,078
EDP Renovaveis SA	1,305,708	8,580,689
Enel Green Power SpA	510,974	966,178
NextEra Energy Partners LP	95,805	2,088,549
NRG Energy, Inc.	482,524	7,165,481
NRG Yield, Inc., Class A (L)	51,900	578,685
NRG Yield, Inc., Class C (L)	103,570	1,202,448
Terraform Power, Inc., Class A (I)	61,188	870,093

The accompanying notes are an integral part of the financial statements.	304

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity
producers (continued)
Tractebel Energia SA	120,900	$1,029,533
		52,980,147
Multi-utilities - 13.0%
Alliant Energy Corp.	15,919	931,102
Ameren Corp.	100,846	4,262,760
CMS Energy Corp.	58,264	2,057,884
Dominion Resources, Inc.	52,207	3,674,329
DTE Energy Company	50,276	4,040,682
Engie	246,037	3,980,996
NorthWestern Corp.	38,417	2,067,987
PG&E Corp.	101,105	5,338,344
Public Service Enterprise Group, Inc.	232,272	9,792,588
Sempra Energy	131,459	12,714,714
		48,861,386
Water utilities - 0.1%
United Utilities Group PLC	28,414	398,250
		207,808,554
TOTAL COMMON STOCKS (Cost $384,565,761)		$339,987,065

PREFERRED SECURITIES - 8.0%
Energy - 0.4%
Oil, gas and consumable fuels - 0.4%
Anadarko Petroleum Corp., 7.500%	38,983	1,459,134
Financials - 0.7%
Real estate investment trusts - 0.7%
American Tower Corp., 5.500%	28,959	2,786,725
Telecommunication services - 0.6%
Diversified telecommunication services - 0.6%
Frontier Communications Corp., 11.125%	23,442	2,183,622
Utilities - 6.3%
Electric utilities - 3.0%
Cia Paranaense de Energia, B Shares	198,600	1,635,087
Exelon Corp., 6.500%	150,085	6,551,210
NextEra Energy, Inc., 6.371%	30,760	1,582,602
NextEra Energy, Inc., 5.799%	22,023	1,171,844
		10,940,743
Independent power and renewable electricity producers - 0.9%
Dynegy, Inc., 5.375%	43,534	3,400,876
Multi-utilities - 2.4%
Dominion Resources, Inc., 6.000%	59,617	3,337,360
Dominion Resources, Inc., 6.125%	51,696	2,859,306
Dominion Resources, Inc., 6.375%	57,415	2,848,358
		9,045,024
		23,386,643
TOTAL PREFERRED SECURITIES (Cost $32,935,475)		$29,816,124

CORPORATE BONDS - 0.1%
Consumer discretionary - 0.1%
Neptune Finco Corp.
10.125%, 01/15/2023 (S)	$225,000	$226,969
TOTAL CORPORATE BONDS (Cost $225,000)		$226,969

Utilities Trust (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 2.1%
John Hancock
Collateral Trust, 0.1319% (W)(Y)	799,825	$8,002,485
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,002,362)		$8,002,485

SHORT-TERM INVESTMENTS - 0.2%
Repurchase agreement - 0.2%
Repurchase Agreement with State Street Corp.
dated 09/30/2015 at 0.000% to be
repurchased at $709,000 on 10/01/2015,
collateralized by $715,000 U.S. Treasury
Notes, 1.625% due 12/31/2019 (valued at
$726,655, including interest)	$709,000	$709,000
TOTAL SHORT-TERM INVESTMENTS (Cost $709,000)		$709,000
Total Investments (Utilities Trust)
(Cost $426,437,598) - 101.2%		$378,741,643
Other assets and liabilities, net - (1.2%)		(4,377,072)
TOTAL NET ASSETS - 100.0%		$374,364,571

Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.8%
Consumer discretionary - 13.2%
Auto components - 5.1%
Dana Holding Corp.	712,451	$11,313,722
Johnson Controls, Inc.	431,544	17,848,655
		29,162,377
Diversified consumer services - 1.9%
DeVry Education Group, Inc.	400,207	10,889,632
Media - 2.0%
TEGNA, Inc.	510,594	11,432,200
Specialty retail - 2.2%
Ascena Retail Group, Inc. (I)	883,909	12,295,174
Textiles, apparel and luxury goods - 2.0%
Fossil Group, Inc. (I)	207,293	11,583,533
		75,362,916
Consumer staples - 3.0%
Food products - 3.0%
ConAgra Foods, Inc.	418,784	16,964,940
Energy - 5.7%
Energy equipment and services - 3.9%
Amec Foster Wheeler PLC	918,664	9,979,196
AMEC PLC, ADR (I)	38,139	415,334
Baker Hughes, Inc.	229,738	11,955,566
		22,350,096
Oil, gas and consumable fuels - 1.8%
The Williams Companies, Inc.	281,976	10,390,816
		32,740,912
Financials - 27.4%
Banks - 9.2%
BB&T Corp.	401,217	14,283,325
Comerica, Inc.	332,113	13,649,844

The accompanying notes are an integral part of the financial statements.	305

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wintrust Financial Corp.	295,767	$15,802,831
Zions Bancorporation	327,131	9,009,188
		52,745,188
Capital markets - 6.4%
American Capital, Ltd. (I)	907,291	11,032,659
Northern Trust Corp.	187,141	12,755,531
Stifel Financial Corp. (I)	302,236	12,724,136
		36,512,326
Insurance - 8.8%
Arthur J. Gallagher & Company	290,421	11,988,579
FNF Group	466,246	16,537,746
Marsh & McLennan Companies, Inc.	138,396	7,227,039
Willis Group Holdings PLC	363,682	14,900,052
		50,653,416
Real estate management and development - 3.0%
Forest City Enterprises, Inc., Class A (I)	850,774	17,126,081
		157,037,011
Health care - 9.0%
Health care providers and services - 6.8%
Brookdale Senior Living, Inc. (I)	392,688	9,016,116
HealthSouth Corp.	405,561	15,561,376
Universal Health Services, Inc., Class B	116,710	14,566,575
		39,144,067
Life sciences tools and services - 2.2%
PerkinElmer, Inc.	272,245	12,512,380
		51,656,447
Industrials - 15.5%
Aerospace and defense - 4.2%
BWX Technologies, Inc.	383,497	10,108,981
Textron, Inc.	371,753	13,992,783
		24,101,764
Air freight and logistics - 0.3%
UTi Worldwide, Inc. (I)	370,519	1,700,682
Building products - 5.0%
Masco Corp.	559,673	14,092,566
Owens Corning	347,301	14,555,385
		28,647,951
Commercial services and supplies - 2.0%
Clean Harbors, Inc. (I)	262,380	11,536,849
Electrical equipment - 1.0%
Babcock & Wilcox Enterprises, Inc. (I)	332,687	5,589,142
Machinery - 2.2%
Ingersoll-Rand PLC	220,928	11,216,515
Pentair PLC	27,950	1,426,568
		12,643,083
Road and rail - 0.8%
Swift Transportation Company (I)	297,356	4,466,287
		88,685,758
Information technology - 13.0%
Communications equipment - 2.4%
Ciena Corp. (I)	667,501	13,830,621
Electronic equipment, instruments and components - 0.7%
Keysight Technologies, Inc. (I)	127,140	3,920,998

Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services - 2.1%
Teradata Corp. (I)	407,206	$11,792,686
Software - 5.0%
Cadence Design Systems, Inc. (I)	599,673	12,401,238
Citrix Systems, Inc. (I)	236,856	16,409,384
		28,810,622
Technology hardware, storage and peripherals - 2.8%
Diebold, Inc.	251,842	7,497,336
NetApp, Inc.	289,034	8,555,406
		16,052,742
		74,407,669
Materials - 6.0%
Chemicals - 4.5%
Eastman Chemical Company	196,025	12,686,738
W.R. Grace & Company (I)	138,729	12,908,733
		25,595,471
Construction materials - 1.5%
Eagle Materials, Inc.	127,381	8,715,408
		34,310,879
Telecommunication services - 2.2%
Diversified telecommunication services - 2.2%
Level 3 Communications, Inc. (I)	286,816	12,530,991
Utilities - 2.8%
Electric utilities - 2.0%
Edison International	180,090	11,358,276
Multi-utilities - 0.8%
CenterPoint Energy, Inc.	241,403	4,354,910
		15,713,186
TOTAL COMMON STOCKS (Cost $537,046,518)		$559,410,709

SHORT-TERM INVESTMENTS - 1.9%
Money market funds - 1.9%
State Street Institutional Liquid Reserves
Fund, 0.1305% (Y)	10,903,165	10,903,165
TOTAL SHORT-TERM INVESTMENTS (Cost $10,903,165)		$10,903,165
Total Investments (Value Trust) (Cost $547,949,683) - 99.7%		$570,313,874
Other assets and liabilities, net - 0.3%		1,965,518
TOTAL NET ASSETS - 100.0%		$572,279,392

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
CRC	Costa Rican Colon
DKK	Danish Krone
EUR	Euro
GBP	British Pound

The accompanying notes are an integral part of the financial statements.	306

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (showing percentage of total net assets)

HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
GBPLIBOR	Pound Sterling LIBOR
GO	General Obligation
GDR	Global Depositary Receipts
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
NVDR	Non Voting Depositary Receipts
PIK	Payment-in-kind
PO	Principal-Only Security (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of September 30, 2015.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of September 30, 2015.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.	307

Certain portfolios had the following country concentration as a percentage of net assets on 9-30-15:

Alpha Opportunities Trust
United States	81.6%
Canada	3.1%
Japan	2.8%
United Kingdom	2.7%
Switzerland	2.0%
Ireland	1.7%
Netherlands	1.0%
China	0.9%
India	0.7%
Germany	0.6%
Other countries	2.9%
Total	100.0%

Financial Industries Trust
United States	80.7%
United Kingdom	7.2%
Italy	4.6%
Bermuda	2.3%
Ireland	2.0%
Denmark	1.8%
Norway	0.7%
France	0.4%
Puerto Rico	0.3%
Total	100.0%

Fundamental Large Cap Value Trust
United States	83.5%
United Kingdom	4.5%
Germany	3.0%
Netherlands	2.5%
Switzerland	2.5%
Ireland	1.8%
South Korea	1.2%
France	1.0%
Total	100.0%

Mutual Shares Trust
United States	76.2%
United Kingdom	8.0%
Ireland	4.2%
Switzerland	3.2%
Netherlands	2.1%
Israel	1.9%
Finland	1.1%
Denmark	1.0%
South Korea	1.0%
Germany	0.9%

Puerto Rico	0.4%
Total	100.0%

Real Return Bond Trust
United States	77.6%
Italy	4.3%
United Kingdom	3.9%
Japan	3.6%
Spain	2.7%
Cayman Islands	1.7%
Mexico	1.5%
Germany	1.4%
Brazil	0.9%
New Zealand	0.6%
Other countries	1.8%
Total	100.0%

Strategic Equity Allocation Trust
United States	68.0%
Japan	6.9%
United Kingdom	5.9%
Switzerland	3.3%
France	3.0%
Germany	2.7%
Australia	2.0%
Netherlands	1.1%
Spain	1.0%
Ireland	1.0%
Other countries	5.1%
Total	100.0%

Strategic Income Opportunities Trust
United States	69.8%
Canada	6.0%
Australia	4.0%
New Zealand	3.8%
Mexico	3.3%
Singapore	3.0%
Philippines	2.7%
Sweden	1.7%
Norway	1.5%
Luxembourg	1.0%
Other countries	3.2%
Total	100.0%

Utilities Trust
United States	74.0%
Spain	5.2%
Italy	3.6%

Canada	2.7%
United Kingdom	2.6%
Portugal	2.2%
Brazil	1.8%
Sweden	1.2%
France	1.1%
Hong Kong	0.9%
Other countries	4.7%
Total	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 9-30-15:

Emerging Markets Value Trust
Financials	33.4%
Materials	15.6%
Energy	12.4%
Industrials	11.9%
Consumer discretionary	9.2%
Information technology	7.6%
Consumer staples	4.0%
Utilities	2.6%
Telecommunication services	1.9%
Health care	0.5%
Short-term investments and other	0.9%
Total	100.0%

Global Trust
Financials	23.9%
Health care	17.8%
Energy	12.8%
Information technology	12.5%
Consumer discretionary	11.3%
Industrials	6.9%
Telecommunication services	6.1%
Materials	4.9%
Consumer staples	2.5%
Short-term investments and other	1.3%
Total	100.0%

International Core Trust
Consumer discretionary	17.0%
Financials	15.3%
Energy	13.2%
Health care	12.2%
Telecommunication services	11.1%
Industrials	10.2%
Consumer staples	7.2%
Materials	5.4%
Utilities	4.9%
Information technology	2.8%

Short-term investments and other	0.7%
Total	100.0%

International Equity Index Trust B
Financials	26.2%
Consumer discretionary	11.7%
Industrials	10.9%
Consumer staples	10.5%
Health care	9.2%
Information technology	7.1%
Materials	6.5%
Energy	6.3%
Telecommunication services	5.1%
Utilities	3.5%
Short-term investments and other	3.0%
Total	100.0%

International Growth Stock Trust
Consumer discretionary	24.6%
Financials	19.0%
Information technology	15.2%
Industrials	10.5%
Consumer staples	9.6%
Health care	9.3%
Energy	4.2%
Materials	3.1%
Utilities	0.6%
Short-term investments and other	3.9%
Total	100.0%

International Small Company Trust
Industrials	25.6%
Consumer discretionary	19.0%
Financials	15.0%
Materials	10.3%
Information technology	9.2%
Consumer staples	6.9%
Health care	6.2%
Energy	3.3%
Utilities	2.5%
Telecommunication services	1.5%
Short-term investments and other	0.5%
Total	100.0%

International Value Trust
Financials	27.7%
Health care	15.6%
Energy	15.2%
Industrials	9.9%

Information technology	8.7%
Consumer discretionary	8.6%
Materials	6.7%
Telecommunication services	5.0%
Consumer staples	2.0%
Short-term investments and other	0.6%
Total	100.0%

The following portfolio had the following portfolio composition as a percentage of total investments on 9-30-15:

Global Bond Trust
Foreign government obligations	42.9%
Corporate bonds	21.2%
U.S. Government	15.4%
Collateralized mortgage obligations	12.0%
Asset backed securities	3.2%
U.S. Government Agency	2.4%
Municipal bonds	0.2%
Escrow shares	0.2%
Convertible bonds	0.1%
Term loans	0.1%
Short-term investments	2.3%
Total	100.0%

John Hancock Variable Insurance Trust

Notes to Portfolio of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Securities in Money Market Trust and Money Market Trust B are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value.  The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio.  These portfolios seek to maintain a constant net asset value per share of $1.00, but there can be no assurance that they will be able to do so.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolio uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolio use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2015, all investments for All Cap Core Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust, and Small Company Value Trust are categorized as Level 1 under the hierarchy described above.

All investments for 500 Index Trust B, Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP, Lifestyle Moderate MVP, Mid Cap Index Trust and U.S. Equity Trust are categorized as Level 1 under the hierarchy described above, except for short-term investments which are categorized as Level 2.

All investments for Money Market Trust, Money Market Trust B, Short Term Government Income Trust, and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above.

All investments for Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

All investments for Bond Trust are categorized as Level 2 under the hierarchy described above, except for preferred securities and securities lending collateral which are categorized as Level 1.

All investments for New Income Trust are categorized as Level 2 under the hierarchy described above, except for money market funds and futures which are categorized as Level 1.

The following is a summary of the values by input classification of the portfolios’ investments as of September 30, 2015, by major security category or type:

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
U.S. Government and Agency obligations	$216,561,778	—	$216,561,778	—
Foreign government obligations	4,013,468	—	4,013,468	—
Corporate bonds	315,250,334	—	315,250,334	—
Capital preferred securities	8,219,278	—	8,219,278	—
Convertible bonds	317,969	—	317,969	—
Term loans	2,007,943	—	2,007,943	—
Municipal bonds	2,606,540	—	2,606,540	—
Collateralized mortgage obligations	149,911,701	—	149,495,179	$416,522
Asset backed securities	82,849,495	—	82,849,495	—
Preferred securities	4,566,243	$3,373,540	1,192,101	602
Securities lending collateral	2,506,190	2,506,190	—	—
Short-term investments	18,757,120	16,087,120	2,670,000	—
Total investments in securities	$807,568,059	$21,966,850	$785,184,085	$417,124

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Alpha Opportunities Trust
Common stocks
Consumer discretionary	$87,069,888	$75,521,045	$11,347,303	$201,540
Consumer staples	37,572,526	25,845,446	11,727,080	—
Energy	33,841,102	32,372,953	1,468,149	—
Financials	110,792,454	98,608,178	12,107,707	76,569
Health care	102,453,564	91,875,916	10,577,648	—
Industrials	95,579,557	89,043,766	6,535,791	—
Information technology	101,830,031	92,269,409	9,021,909	538,713
Materials	26,181,438	22,599,789	3,581,649	—
Telecommunication services	2,702,524	2,322,433	380,091	—
Utilities	9,485,485	8,707,694	777,791	—
Preferred securities	13,634,319	—	—	13,634,319
Warrants	809,563	—	809,563	—
Securities lending collateral	18,806,863	18,806,863	—	—
Short-term investments	28,400,000	—	28,400,000	—
Total investments in securities	$669,159,314	$557,973,492	$96,734,681	$14,451,141
Other financial instruments:
Forward foreign currency contracts	($41,704)	—	($41,704)	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Common stocks
Consumer discretionary	$428,108,684	$428,108,684	—	—
Consumer staples	51,711,455	51,711,455	—	—
Energy	8,602,643	8,602,643	—	—
Financials	103,372,983	103,372,983	—	—
Health care	398,899,292	398,899,292	—	—
Industrials	155,237,666	155,237,666	—	—
Information technology	423,241,645	404,406,091	$18,835,554	—
Materials	23,396,062	23,396,062	—	—
Telecommunication services	1,608,324	1,608,324	—	—
Securities lending collateral	12,232,132	12,232,132	—	—
Short-term investments	13,337,546	13,337,546	—	—
Total investments in securities	$1,619,748,432	$1,600,912,878	$18,835,554	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Trust
Common stocks
Consumer discretionary	$288,407,083	$260,570,492	$27,836,591	—
Consumer staples	33,559,353	33,559,353	—	—
Energy	13,788,045	13,788,045	—	—
Financials	37,594,569	37,594,569	—	—
Health care	158,653,122	158,653,122	—	—
Industrials	20,164,551	20,164,551	—	—
Information technology	342,371,589	326,312,315	16,059,274	—
Materials	11,948,553	11,948,553	—	—
Securities lending collateral	13,120,565	13,120,565	—	—
Short-term investments	9,243,000	—	9,243,000	—
Total investments in securities	$928,850,430	$875,711,565	$53,138,865	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Trust
Common stocks
Consumer discretionary	$23,387,260	$21,587,372	$1,799,888	—
Consumer staples	15,558,650	14,933,479	625,171	—
Energy	4,605,760	4,605,760	—	—
Financials	39,107,841	39,107,841	—	—
Health care	55,190,510	55,190,510	—	—
Industrials	36,305,250	36,305,250	—	—
Information technology	30,657,417	30,657,417	—	—
Materials	3,397,100	3,397,100	—	—
Telecommunication services	1,770,106	1,770,106	—	—
Utilities	15,010,697	15,010,697	—	—
Preferred securities	9,919,538	9,919,538
Corporate bonds	67,676,626	—	67,676,626	—
Convertible bonds	329,999	—	329,999	—
Term loans	16,050,037	—	16,050,037	—
Asset backed securities	496,452	—	496,452	—
Short-term investments	32,047,268	31,643,268	404,000	—
Total investments in securities	$351,510,511	$264,128,338	$87,382,173	—
Other financial instruments:
Written options	($668,066)	($70,070)	($597,996)	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond Trust
U.S. Government and Agency obligations	$812,037,678	—	$812,037,678	—
Foreign government obligations	23,112,209	—	23,112,209	—
Corporate bonds	317,127,427	—	314,685,468	$2,441,959
Municipal bonds	14,184,063	—	14,184,063	—
Collateralized mortgage obligations	98,694,901	—	98,694,901	—
Asset backed securities	181,978,056	—	181,978,056	—
Securities lending collateral	191,813	$191,813	—	—
Short-term investments	20,029,252	20,029,252	—	—
Total investments in securities	$1,467,355,399	$20,221,065	$1,444,692,375	$2,441,959

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Strategy Trust
Affiliated investment companies	$3,594,310,247	$3,594,310,247	—	—
Common stocks	1,799	—	$880	$919
Total investments in securities	$3,594,312,046	$3,594,310,247	$880	$919

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust
Common stocks
Australia	$171,637	—	$171,637	—
Brazil	31,021,803	$31,021,803	—	—
Chile	11,937,323	3,872,279	8,065,044	—
China	72,317,023	7,002,263	63,686,991	$1,627,769
Colombia	2,376,699	2,376,699	—	—
Czech Republic	3,665,047	—	3,665,047	—
Greece	1,019,564	—	1,019,564	—
Hong Kong	24,056,431	1,939,265	20,077,909	2,039,257
Hungary	1,592,681	—	1,592,681	—
India	83,524,868	1,100,056	82,402,506	22,306
Indonesia	16,360,335	—	16,360,335	—
Malaysia	27,393,332	—	27,393,332	—
Malta	15,778	—	15,778	—
Mexico	42,108,424	42,044,303	2,639	61,482
Philippines	9,280,308	—	9,280,181	127
Poland	15,213,445	—	15,213,445	—
Russia	14,629,149	—	14,629,149	—
South Africa	57,582,298	8,927,131	48,639,724	15,443
South Korea	105,091,781	23,377,211	81,674,234	40,336
Taiwan	99,400,079	2,549,818	96,633,681	216,580
Thailand	20,116,653	18,983,963	1,132,690	—
Turkey	10,427,901	—	10,424,094	3,807
Ukraine	308,555	—	308,555	—
Preferred securities
Brazil	9,756,876	9,756,876	—	—
Chile	12,969	—	12,969	—
Colombia	571,093	571,093	—	—
Panama	42,586	42,586	—	—
Rights	67,219	6,292	60,927	—
Warrants	24,846	20,572	4,274	—
Securities lending collateral	23,136,391	23,136,391	—	—
Short-term investments	1,016,548	1,016,548	—	—
Total investments in securities	$684,239,642	$177,745,149	$502,467,386	$4,027,107

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Equity Income Trust
Common stocks
Consumer discretionary	$190,598,375	$190,598,375	—	—
Consumer staples	85,849,468	85,849,468	—	—
Energy	173,834,446	173,834,446	—	—
Financials	372,075,053	364,254,763	$7,820,290	—
Health care	115,729,332	106,991,623	8,737,709	—
Industrials	207,071,000	207,071,000	—	—
Information technology	187,568,377	168,034,172	—	$19,534,205
Materials	83,581,264	83,581,264	—	—
Telecommunication services	65,046,331	53,501,944	11,544,387	—
Utilities	112,894,889	112,894,889	—	—
Securities lending collateral	30,573,988	30,573,988	—	—
Short-term investments	31,926,639	31,926,639	—	—
Total investments in securities	$1,656,749,162	$1,609,112,571	$28,102,386	$19,534,205

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Financial Industries Trust
Common stocks
Financials	$148,564,019	$123,735,329	$21,122,521	$3,706,169
Information technology	4,511,669	4,511,669	—	—
Corporate bonds	656,700	—	656,700	—
Preferred securities	915,370	5,917	909,453	—
Warrants	608,612	608,612	—	—
Short-term investments	1,956,000	—	1,956,000	—
Total investments in securities	$157,212,370	$128,861,527	$24,644,674	$3,706,169

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust
Common stocks
Consumer discretionary	$469,094,110	$424,774,742	$44,319,368	—
Consumer staples	105,651,582	43,621,338	62,030,244	—
Energy	67,811,286	67,811,286	—	—
Financials	403,966,399	403,966,399	—	—
Health care	28,278,474	28,278,474	—	—
Industrials	142,652,518	142,652,518	—	—
Information technology	283,618,911	283,618,911	—	—
Materials	36,603,953	36,603,953	—	—
Short-term investments	4,140,000	—	4,140,000	—
Total investments in securities	$1,541,817,233	$1,431,327,621	$110,489,612	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental Large Cap Value Trust
Common stocks
Consumer discretionary	$280,242,731	$233,760,294	$46,482,437	—
Consumer staples	165,571,373	82,094,354	83,477,019	—
Energy	121,260,925	121,260,925	—	—
Financials	525,719,710	525,719,710	—	—
Health care	94,291,962	94,291,962	—	—
Industrials	128,790,993	128,790,993	—	—
Information technology	166,434,700	148,032,388	18,402,312	—
Materials	34,441,092	34,441,092	—	—
Short-term investments	5,967,000	—	5,967,000	—
Total investments in securities	$1,522,720,486	$1,368,391,718	$154,328,768	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Bond Trust
U.S. Government and Agency obligations	$120,610,191	—	$120,610,191	—
Foreign government obligations	289,655,973	—	289,655,973	—
Corporate bonds	143,220,930	—	143,220,930	—
Municipal bonds	1,140,775	—	1,140,775	—
Collateralized mortgage obligations	80,828,134	—	80,828,134	—
Asset backed securities	21,413,823	—	21,413,823	—
Term loans	397,789	—	397,789	—
Convertible bonds	693,000	—	693,000	—
Common stocks	46,244	$46,244	—	—
Preferred securities	219,520	219,520	—	—
Escrow shares	1,104,050	—	1,104,050	—
Purchased options	79,301	24,843	54,458	—
Short-term investments	15,543,102	—	15,543,102	—
Total investments in securities	$674,952,832	$290,607	$674,662,225	—
Sale commitments outstanding	($54,895,514)	—	($54,895,514)	—
Other financial instruments:
Futures	$2,247,431	$2,247,431	—	—
Forward foreign currency contracts	9,326,634	—	$9,326,634	—
Written options	(620,821)	(19,018)	(601,803)	—
Interest rate swaps	(6,189,694)	—	(6,189,694)	—
Currency swaps	2,430,377	—	2,430,377	—
Credit default swaps	(2,140,476)	—	(2,140,476)	—
Inflation swaps	269,868	—	269,868	—
Volatility swaps	(17,800)	—	(17,800)	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Trust
Common stocks
Brazil	$2,838,237	$2,838,237	—	—
Canada	492,091	492,091	—	—
China	3,100,070	3,100,070	—	—
Denmark	3,241,870	—	$3,241,870	—
France	54,934,603	—	54,934,603	—
Germany	29,686,322	—	29,686,322	—
Hong Kong	7,579,645	—	7,579,645	—
India	3,180,070	—	3,180,070	—
Ireland	19,751,618	10,038,992	9,712,626	—
Israel	11,387,417	11,387,417	—	—
Italy	13,536,552	—	13,536,552	—
Japan	20,312,910	—	20,312,910	—
Netherlands	24,978,272	—	24,978,272	—
Portugal	6,070,472	—	6,070,472	—
Russia	5,870,418	5,870,418	—	—
Singapore	10,447,951	—	10,447,951	—
South Korea	40,059,918	6,982,711	33,077,207	—
Spain	8,429,763	—	8,429,763	—
Sweden	11,040,128	—	11,040,128	—
Switzerland	28,390,897	—	28,390,897	—
Thailand	1,301,887	—	1,301,887	—
Turkey	5,574,470	5,574,470	—	—
United Kingdom	68,362,989	7,613,344	60,749,645	—
United States	192,724,308	192,724,308	—	—
Securities lending collateral	12,515,358	12,515,358	—	—
Short-term investments	3,000,000	—	3,000,000	—
Total investments in securities	$588,808,236	$259,137,416	$329,670,820	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Trust
Common stocks
Consumer discretionary	$170,750	—	—	$170,750
Consumer staples	9,416,190	$9,042,952	$373,238	—
Financials	1,395,686	1,035,377	—	360,309
Health care	316,767,129	309,977,929	6,246,028	543,172
Industrials	3,966,866	3,966,866	—	—
Information technology	1,745,656	1,745,656	—	—
Preferred securities
Consumer discretionary	381,289	—	—	381,289
Health care	3,980,208	1,754,221	850,547	1,375,440
Information technology	152,390	—	—	152,390
Convertible bonds	480,814	—	480,814	—
Rights	15,820	15,820	—	—
Short-term investments	12,861,632	12,861,632	—	—
Total investments in securities	$351,334,430	340,400,453	$7,950,627	$2,983,350
Other financial instruments:
Written options	($7,848)	($7,848)	—	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust
Foreign government obligations	$836,821	—	$836,821	—
Corporate bonds	201,899,355	—	200,954,319	$945,036
Capital preferred securities	915,000	—	915,000	—
Convertible bonds	662,154	—	662,154	—
Term loans	11,315,119	—	11,315,119	—
Collateralized mortgage obligations	1,055,288	—	1,055,288	—
Asset backed securities	7,277,880	—	7,277,880	—
Common stocks	5,044,787	$3,112,742	—	1,932,045
Preferred securities	2,847,508	2,562,497	285,011	—
Escrow certificates	30,375	—	30,375	—
Securities lending collateral	5,640,419	5,640,419	—	—
Short-term investments	193,081	—	193,081	—
Total investments in securities	$237,717,787	$11,315,658	$223,525,048	$2,877,081
Other financial instruments:
Futures	$73,582	$73,582	—	—
Forward foreign currency contracts	(81,832)	—	($81,832)	—
Credit default swaps	(122,175)	—	(122,175)	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Income Trust
Corporate bonds	$89,857,722	—	$89,857,722	—
Convertible bonds	3,706,250	—	3,706,250	—
Term loans	5,839,064	—	5,839,064	—
Common stocks	194,352,815	$185,616,423	8,067,350	$669,042
Preferred securities	15,656,424	14,497,977	492,000	666,447
Warrants	12,415	12,415	—	—
Escrow certificates	850	—	—	850
Equity linked securities	11,922,449	—	11,922,449	—
Securities lending collateral	9,831,885	9,831,885	—	—
Short-term investments	8,500,000	—	8,500,000	—
Total investments in securities	$339,679,874	$209,958,700	$128,384,835	$1,336,339

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Core Trust
Common stocks
Australia	$15,678,277	—	$15,678,277	—
Austria	2,095,683	—	2,095,683	—
Belgium	5,756,133	—	5,756,133	—
Canada	42,031,521	$42,031,521	—	—
China	63,888	—	63,888	—
Denmark	3,922,355	—	3,922,355	—
Finland	4,853,284	—	4,853,284	—
France	84,844,084	—	84,844,084	—
Germany	64,319,233	—	64,319,233	—
Hong Kong	12,083,833	—	12,083,833	—
Ireland	30,210	—	30,210	—
Israel	287,753	—	287,753	—
Italy	16,166,107	—	16,166,107	—
Japan	128,907,138	—	128,907,138	—
Luxembourg	365,644	—	365,644	—
Malta	102,171	—	—	$102,171
Netherlands	32,149,832	—	32,149,832	—
New Zealand	86,321	—	86,321	—
Norway	8,468,156	—	8,468,156	—
Portugal	1,672,876	—	1,672,876	—
Singapore	1,841,662	—	1,841,662	—
Spain	21,543,233	—	21,543,233	—
Sweden	12,824,187	—	12,824,187	—
Switzerland	17,442,959	—	17,442,959	—
United Kingdom	102,685,750	—	102,685,750	—
Preferred securities	3,791,028	—	3,791,028	—
Securities lending collateral	3,632,829	3,632,829	—	—
Short-term investments	8,604,355	2,604,661	5,999,694	—
Total investments in securities	$596,250,502	$48,269,011	$547,879,320	$102,171
Other financial instruments:
Forward foreign currency contracts	$7,681	—	$7,681	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust B
Common stocks
Australia	$26,964,944	—	$26,778,454	$186,490
Austria	688,232	—	688,232	—
Belgium	5,645,660	—	5,645,660	—
Bermuda	79,643	—	79,643	—
Brazil	4,592,675	$4,592,675	—	—
Canada	34,487,834	34,487,834	—	—
Chile	1,412,841	1,178,966	233,875	—
China	20,970,359	—	20,838,418	131,941
Colombia	663,165	663,165	—	—
Czech Republic	290,912	—	290,912	—
Denmark	7,680,915	—	7,680,915	—
Egypt	272,974	—	272,974	—
Finland	3,684,704	—	3,684,704	—
France	41,243,699	—	41,243,699	—
Germany	34,707,396	—	34,707,396	—
Greece	346,525	—	346,525	—
Hong Kong	18,498,847	—	18,324,741	174,106
Hungary	241,892	—	241,892	—
India	10,556,422	4,238,748	6,317,674	—
Indonesia	2,375,570	6,381	2,369,189	—
Ireland	3,844,467	—	3,844,467	—
Israel	2,610,811	—	2,610,811	—
Italy	9,808,238	—	9,808,238	—
Japan	92,975,076	—	92,975,076	—
Jersey, Channel Islands	205,707	—	205,707	—
Luxembourg	1,044,984	—	1,044,984	—
Macau	381,827	—	381,827	—
Malaysia	3,644,624	—	3,644,624	—
Malta	156,113	—	143,052	13,061
Mexico	5,677,083	5,609,862	67,221	—
Netherlands	14,284,192	—	14,284,192	—
New Zealand	513,462	—	513,462	—
Norway	2,281,464	—	2,281,464	—
Peru	524,598	524,598	—	—
Philippines	1,600,201	—	1,600,201	—
Poland	1,797,202	—	1,797,202	—
Portugal	629,166	—	629,166	—
Russia	4,321,530	3,075,075	1,246,455	—
Singapore	5,295,667	—	5,295,667	—
South Africa	9,275,879	—	9,274,709	1,170
South Korea	16,780,973	204,247	16,576,726	—
Spain	14,209,571	97,933	14,111,638	—
Sweden	12,225,999	—	12,225,999	—
Switzerland	41,390,433	—	41,390,433	—
Taiwan	12,069,064	—	12,069,064	—
Thailand	2,377,432	1,788,103	589,329	—
Turkey	1,615,998	—	1,615,998	—
United Kingdom	77,025,671	153,169	76,872,502	—
United States	2,905,038	2,556,438	348,600	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Brazil	2,360,719	2,360,719	—	—
Germany	1,751,900	—	1,751,900	—
South Korea	755,450	—	755,450	—
Rights	3,442	—	3,442	—
Securities lending collateral	5,179,529	5,179,529	—	—
Short-term investments	6,648,909	6,648,909	—	—
Total investments in securities	$573,577,628	$73,366,351	$499,704,509	$506,768
Other financial instruments:
Futures	($417,563)	($417,563)	—	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Growth Stock Trust
Common stocks
Australia	$18,602,914	—	$18,602,914	—
Belgium	4,884,085	—	4,884,085	—
Brazil	12,883,363	$12,883,363	—	—
Canada	29,435,936	29,435,936	—	—
China	14,637,254	5,446,932	9,190,322	—
Denmark	11,429,727	—	11,429,727	—
France	14,018,455	—	14,018,455	—
Germany	34,436,879	—	34,436,879	—
Hong Kong	11,921,833	—	11,921,833	—
Israel	10,221,518	10,221,518	—	—
Japan	29,929,398	—	29,929,398	—
Mexico	7,775,612	7,775,612	—	—
Netherlands	5,589,934	—	5,589,934	—
Singapore	13,751,075	7,992,889	5,758,186	—
South Korea	6,665,326	—	6,665,326	—
Spain	5,099,075	—	5,099,075	—
Sweden	17,219,239	—	17,219,239	—
Switzerland	40,803,138	—	40,803,138	—
Taiwan	7,498,364	—	7,498,364	—
Thailand	6,340,437	—	6,340,437	—
Turkey	3,413,001	—	3,413,001	—
United Kingdom	89,227,079	—	89,227,079	—
Short-term investments	16,150,514	16,150,514	—	—
Total investments in securities	$411,934,156	$89,906,764	$322,027,392	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust
Common stocks
Australia	$5,896,789	$30,978	$5,857,563	$8,248
Austria	1,213,314	—	1,213,314	—
Belgium	1,614,429	—	1,614,429	—
Bermuda	241,958	—	241,958	—
Cambodia	62,540	—	62,540	—
Canada	7,290,499	7,196,378	93,573	548
China	50,591	17,797	32,794	—
Cyprus	3,697	—	3,697	—
Denmark	2,086,258	—	2,086,258	—
Faroe Islands	69,682	—	69,682	—
Finland	2,660,571	—	2,660,571	—
France	4,400,983	—	4,400,983	—
Gabon	3,950	—	3,950	—
Georgia	6,889	—	6,889	—
Germany	6,674,657	—	6,674,657	—
Gibraltar	108,915	—	108,915	—
Greece	151	—	—	151
Guernsey, Channel Islands	3,822	—	3,822	—
Hong Kong	3,149,908	—	3,131,447	18,461
India	17,206	—	17,206	—
Ireland	1,621,565	—	1,621,565	—
Isle of Man	34,720	—	34,720	—
Israel	794,444	27,776	766,668	—
Italy	4,098,880	—	4,090,371	8,509
Japan	23,637,176	—	23,637,176	—
Jersey, Channel Islands	102,626	—	102,626	—
Liechtenstein	70,194	—	70,194	—
Luxembourg	478,975	—	478,975	—
Macau	8,713	—	8,713	—
Malta	114,028	—	114,028	—
Mongolia	8,826	—	8,826	—
Netherlands	1,897,078	—	1,897,078	—
New Zealand	1,162,273	—	1,162,273	—
Norway	778,080	—	778,080	—
Peru	12,728	—	12,728	—
Portugal	531,556	—	531,556	—
Singapore	1,068,347	—	1,047,266	21,081
South Africa	29,621	—	29,621	—
Spain	2,243,023	—	2,243,023	—
Sweden	3,024,009	—	3,024,009	—
Switzerland	4,928,342	45,505	4,882,837	—
United Arab Emirates	57,239	—	57,239	—
United Kingdom	19,201,449	7,238	19,191,854	2,357
United States	187,486	62,208	125,278	—
Preferred securities	162,637	—	162,637	—
Rights	1,831	—	—	1,831
Securities lending collateral	2,259,944	2,259,944	—	—
Short-term investments	94,887	94,887	—	—
Total investments in securities	$104,167,486	$9,742,711	$94,363,589	$61,186

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Value Trust
Common stocks
Australia	$2,725,618	—	$2,725,618	—
Belgium	5,512,224	—	5,512,224	—
Brazil	4,634,623	$4,634,623	—	—
Canada	50,970,072	50,970,072	—	—
China	48,447,491	11,634,009	36,813,482	—
Denmark	3,109,843	—	3,109,843	—
France	89,583,574	—	89,583,574	—
Germany	69,108,391	—	69,108,391	—
Hong Kong	31,611,973	—	31,611,973	—
India	9,336,486	—	9,336,486	—
Ireland	9,173,653	—	9,173,653	—
Israel	16,470,737	16,470,737	—	—
Italy	24,006,094	—	24,006,094	—
Japan	42,398,510	—	42,398,510	—
Netherlands	49,264,548	—	49,264,548	—
Norway	1,445,014	—	1,445,014	—
Russia	2,339,173	2,339,173	—	—
Singapore	5,893,980	—	5,893,980	—
South Africa	1,841,540	—	1,841,540	—
South Korea	109,944,971	21,553,480	88,391,491	—
Spain	7,448,231	—	7,448,231	—
Sweden	5,847,774	—	5,847,774	—
Switzerland	72,063,291	—	72,063,291	—
Thailand	5,463,329	—	5,463,329	—
United Kingdom	128,552,204	33	128,552,171	—
United States	13,738,409	13,738,409	—	—
Securities lending collateral	39,956,193	39,956,193	—	—
Short-term investments	4,000,000	—	4,000,000	—
Total investments in securities	$854,887,946	$161,296,729	$693,591,217	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust
U.S. Government and Agency obligations	$116,617,041	—	$116,617,041	—
Foreign government obligations	5,069,330	—	5,069,330	—
Corporate bonds	101,393,246	—	101,393,246	—
Capital preferred securities	557,018	—	557,018	—
Municipal bonds	5,289,645	—	5,289,645	—
Term loans	11,457,194	—	11,457,194	—
Collateralized mortgage obligations	43,014,538	—	43,014,538	—
Asset backed securities	49,565,157	—	48,945,157	$620,000
Purchased options	3,014	—	3,014	—
Securities lending collateral	256,781	$256,781	—	—
Short-term investments	44,300,000	—	44,300,000	—
Total investments in securities	$377,522,964	$256,781	$376,646,183	$620,000
Other financial instruments:
Futures	$205,137	$205,137	—	—
Forward foreign currency contracts	(55,543)	—	($55,543)	—
Interest rate swaps	(1,726,752)	—	(1,726,752)	—
Credit default swaps	453,359	—	453,359	—
Inflation swaps	(10,525)	—	(10,525)	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Stock Trust
Common stocks
Consumer discretionary	$141,047,293	$119,465,630	$20,091,715	$1,489,948
Consumer staples	30,053,825	17,466,169	12,587,656	—
Energy	19,528,155	19,528,155	—	—
Financials	52,990,192	45,567,789	6,876,827	545,576
Health care	171,511,075	153,189,978	18,321,097	—
Industrials	95,521,556	95,521,556	—	—
Information technology	119,665,140	114,265,831	1,531,285	3,868,024
Materials	6,796,048	6,796,048	—	—
Telecommunication services	8,037,852	8,037,852	—	—
Preferred securities	70,334,383	—	—	70,334,383
Securities lending collateral	47,284,286	47,284,286	—	—
Short-term investments	22,700,000	—	22,700,000	—
Total investments in securities	$785,469,805	$627,123,294	$82,108,580	$76,237,931

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Trust
Common stocks
Consumer discretionary	$82,671,771	$81,586,700	$1,085,071	—
Consumer staples	71,916,658	67,290,343	4,626,315	—
Energy	39,998,293	39,998,293	—	—
Financials	209,011,422	206,743,804	2,267,618	—
Health care	59,570,625	59,570,625	—	—
Industrials	71,869,954	71,869,954	—	—
Information technology	27,800,658	27,800,658	—	—
Materials	60,691,133	60,634,679	56,454	—
Telecommunication services	4,743,299	4,743,299	—	—
Utilities	53,359,529	53,359,529	—	—
Securities lending collateral	14,185,107	14,185,107	—	—
Short-term investments	67,853,705	67,853,705	—	—
Total investments in securities	$763,672,154	$755,636,696	$8,035,458	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mutual Shares Trust
Common stocks
Consumer discretionary	$48,253,289	$42,280,938	$5,972,351	—
Consumer staples	60,193,282	43,797,722	16,395,560	—
Energy	31,905,255	19,480,641	12,424,614	—
Financials	116,138,837	111,028,570	5,110,267	—
Health care	62,393,492	62,393,492	—	—
Industrials	21,201,188	13,550,905	7,650,283	—
Information technology	73,126,920	64,894,027	8,232,893	—
Materials	18,613,021	12,358,508	6,254,513	—
Telecommunication services	16,361,381	5,908,676	10,452,705	—
Utilities	2,341,756	2,341,756	—	—
Corporate bonds	11,051,681	—	11,051,681	—
Term loans	18,310,011	—	18,310,011	—
Municipal bonds	1,969,421	—	1,969,421	—
Preferred securities	1,857,743	—	1,857,743	—
Securities lending collateral	2,786,449	2,786,449	—	—
Short-term investments	24,898,164	—	24,898,164	—
Total investments in securities	$511,401,890	$380,821,684	$130,580,206	—
Other financial instruments:
Forward foreign currency contracts	$943,317	—	$943,317	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Estate Securities Trust
Common stocks
Financials	$392,951,931	$392,942,596	—	$9,335
Short-term investments	1,566,000	—	$1,566,000	—
Total investments in securities	$394,517,931	$392,942,596	$1,566,000	$9,335

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Return Bond Trust
U.S. Government and Agency obligations	$85,057,946	—	$85,057,946	—
Foreign government obligations	8,895,194	—	8,895,194	—
Corporate bonds	6,673,759	—	6,673,759	—
Collateralized mortgage obligations	4,276,893	—	4,276,893	—
Asset backed securities	2,258,577	—	2,258,577	—
Common stocks	4,026	$4,026	—	—
Purchased options	140,198	1,069	139,129	—
Short-term investments	32,904,714	—	32,904,714	—
Total investments in securities	$140,211,307	$5,095	$140,206,212	—
Sale commitments outstanding	($1,013,906)	—	($1,013,906)	—
Other financial instruments:
Futures	($27,082)	($27,082)	—	—
Forward foreign currency contracts	522,004	—	$522,004	—
Written options	(272,748)	—	(272,748)	—
Interest rate swaps	(583,080)	—	(583,080)	—
Credit default swaps	(88,774)	—	(88,774)	—
Inflation swaps	(520,130)	—	(520,130)	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Science & Technology Trust
Common stocks
Consumer discretionary	$66,664,742	$66,595,044	—	$69,698
Financials	1,724,408	1,724,408	—	—
Health care	13,198,064	13,198,064	—	—
Industrials	3,487,684	3,075,088	$412,596	—
Information technology	328,283,173	304,350,225	15,946,683	7,986,265
Telecommunication services	15,015,252	6,026,239	8,989,013	—
Preferred securities	3,571,740	—	—	3,571,740
Securities lending collateral	23,499,326	23,499,326	—	—
Short-term investments	12,523,706	3,966,706	8,557,000	—
Total investments in securities	$467,968,095	$422,435,100	$33,905,292	$11,627,703

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Growth Trust
Common stocks
Consumer discretionary	$65,002,090	$61,212,988	$3,789,102	—
Consumer staples	5,864,135	2,160,949	3,703,186	—
Energy	6,501,195	6,501,195	—	—
Financials	53,009,029	53,009,029	—	—
Health care	96,707,996	96,707,996	—	—
Industrials	51,139,146	51,139,146	—	—
Information technology	87,502,270	85,550,573	896,482	$1,055,215
Materials	21,105,488	21,105,488	—	—
Preferred securities	16,188,671	—	—	16,188,671
Securities lending collateral	33,296,383	33,296,383	—	—
Short-term investments	9,300,000	—	9,300,000	—
Total investments in securities	$445,616,403	$410,683,747	$17,688,770	$17,243,886

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust
Common stocks
Consumer discretionary	$58,592,372	$58,592,372	—	—
Consumer staples	13,516,723	13,516,723	—	—
Energy	11,732,651	11,732,651	—	—
Financials	104,418,454	104,418,454	—	—
Health care	62,331,342	62,315,695	—	$15,647
Industrials	49,343,932	49,343,932	—	—
Information technology	70,772,285	70,772,285	—	—
Materials	14,263,277	14,263,277	—	—
Telecommunication services	3,549,527	3,513,683	—	35,844
Utilities	15,129,502	15,129,502	—	—
Warrants	294	—	$294	—
Securities lending collateral	31,853,371	31,853,371	—	—
Short-term investments	7,599,000	—	7,599,000	—
Total investments in securities	$443,102,730	$435,451,945	$7,599,294	$51,491
Other financial instruments:
Futures	($439,539)	($439,539)	—	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Opportunities Trust
Common stocks
Consumer discretionary	$29,890,269	$29,890,269	—	—
Consumer staples	6,363,389	6,363,389	—	—
Energy	9,796,082	9,796,082	—	—
Financials	56,744,462	56,744,462	—	—
Health care	21,493,247	21,487,688	—	$5,559
Industrials	39,918,817	39,918,817	—	—
Information technology	33,703,234	33,703,234	—	—
Materials	12,690,516	12,690,516	—	—
Telecommunication services	2,828,718	2,808,424	—	20,294
Utilities	1,715,109	1,715,109	—	—
Convertible bonds	3,041	—	—	3,041
Securities lending collateral	7,058,758	7,058,758	—	—
Short-term investments	1,615,826	1,615,826	—	—
Total investments in securities	$223,821,468	$223,792,574	—	$28,894

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Value Trust
Common stocks
Consumer discretionary	$48,477,447	$48,477,447	—	—
Consumer staples	34,105,703	17,472,713	$16,632,990	—
Energy	41,472,615	41,472,615	—	—
Financials	133,615,380	133,615,380	—	—
Health care	70,563,616	70,563,616	—	—
Industrials	177,845,048	173,111,511	4,733,537	—
Information technology	52,637,954	52,637,954	—	—
Materials	32,241,770	32,241,770	—	—
Utilities	21,731,516	21,731,516	—	—
Securities lending collateral	10,238,825	10,238,825	—	—
Short-term investments	21,900,000	—	21,900,000	—
Total investments in securities	$644,829,874	$601,563,347	$43,266,527	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Trust
Common stocks
Consumer discretionary	$1,250,442,302	$864,536,558	$385,905,744	—
Consumer staples	940,626,277	588,565,916	352,060,361	—
Energy	555,928,583	414,470,682	141,457,901	—
Financials	1,946,325,414	1,179,209,708	767,042,399	$73,307
Health care	1,275,912,825	923,216,632	352,681,313	14,880
Industrials	1,069,261,378	698,414,823	370,846,555	—
Information technology	1,436,519,174	1,293,855,233	142,663,941	—
Materials	407,864,172	211,669,155	196,195,017	—
Telecommunication services	282,804,357	137,352,549	145,409,812	41,996
Utilities	334,148,176	219,993,772	114,154,404	—
Preferred securities	11,786,599	—	11,786,599	—
Rights	1,569	1,569	—	—
Warrants	31,422	31,422	—	—
Securities lending collateral	88,393,803	88,393,803	—	—
Short-term investments	209,320,000	—	209,320,000	—
Total investments in securities	$9,809,366,051	$6,619,711,822	$3,189,524,046	$130,183
Other financial instruments:
Futures	($6,733,308)	($6,733,308)	—	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust
Foreign government obligations	$110,689,156	—	$110,689,156	—
Corporate bonds	245,534,782	—	245,534,782	—
Capital preferred securities	1,985,620	—	1,985,620	—
Convertible bonds	12,558,468	—	12,558,468	—
Term loans	30,922,492	—	30,922,492	—
Collateralized mortgage obligations	33,805,296	—	33,805,296	—
Asset backed securities	20,881,006	—	20,881,006	—
Municipal bonds	7,046,022	—	7,046,022	—
Common stocks	22,184,117	$22,184,117	—	—
Preferred securities	43,976,153	40,684,298	3,291,855	—
Escrow certificates	12,381	—	—	$12,381
Purchased options	532,843	—	532,843	—
Short-term investments	3,762,262	—	3,762,262	—
Total investments in securities	$533,890,598	$62,868,415	$471,009,802	$12,381
Other financial instruments:
Futures	($205,679)	($205,679)	—	—
Forward foreign currency contracts	(92,012)	—	($92,012)	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust
Common stocks
Consumer discretionary	$75,959,205	$75,956,279	$2,871	$55
Consumer staples	49,588,112	49,587,143	—	969
Energy	38,999,756	38,999,509	—	247
Financials	98,646,464	98,646,464	—	—
Health care	70,867,687	70,864,503	—	3,184
Industrials	55,032,616	55,032,616	—	—
Information technology	104,594,967	104,594,967	—	—
Materials	16,049,831	16,049,831	—	—
Telecommunication services	11,996,372	11,991,241	—	5,131
Utilities	16,104,456	16,104,456	—	—
Corporate bonds	2,797	—	2,797	—
Convertible bonds	395	—	—	395
Warrants	267	239	28	—
Securities lending collateral	8,297,993	8,297,993	—	—
Short-term investments	15,327,000	—	15,327,000	—
Total investments in securities	$561,467,918	$546,125,241	$15,332,696	$9,981
Other financial instruments:
Futures	($385,094)	($385,094)	—	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Utilities Trust
Common stocks
Consumer discretionary	$27,314,677	$25,510,080	$1,804,597	—
Energy	57,614,057	57,614,057	—	—
Financials	5,422,295	5,422,295	—	—
Telecommunication services	41,827,482	14,445,986	27,381,496	—
Utilities	207,808,554	161,568,116	46,240,438	—
Preferred securities	29,816,124	29,816,124	—	—
Corporate bonds	226,969	—	226,969	—
Securities lending collateral	8,002,485	8,002,485	—	—
Short-term investments	709,000	—	709,000	—
Total investments in securities	$378,741,643	$302,379,143	$76,362,500	—
Other financial instruments:
Forward foreign currency contracts	($198,516)	—	($198,516)	—

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Value Trust
Common stocks
Consumer discretionary	$75,362,916	$75,362,916	—	—
Consumer staples	16,964,940	16,964,940	—	—
Energy	32,740,912	22,761,716	$9,979,196	—
Financials	157,037,011	157,037,011	—	—
Health care	51,656,447	51,656,447	—	—
Industrials	88,685,758	88,685,758	—	—
Information technology	74,407,669	74,407,669	—	—
Materials	34,310,879	34,310,879	—	—
Telecommunication services	12,530,991	12,530,991	—	—
Utilities	15,713,186	15,713,186	—	—
Short-term investments	10,903,165	10,903,165	—	—
Total investments in securities	$570,313,874	$560,334,678	$9,979,196	—

For Emerging Markets Value Trust, International Equity Index Trust B, International Growth Stock Trust and Utilities Trust, securities with market values of approximately $61,898,831, $14,025,628, $11,400,050 and $8,055,222, respectively, at the beginning of the year were transferred from Level 2 to 1 during the period since quoted prices in active markets for identical securities became available.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-14	$146,454	$11,673,170	$11,819,624
Realized gain (loss)	—	(424,112)	(424,112)
Change in unrealized appreciation (depreciation)	494,320	815,380	1,309,700
Purchases	176,048	2,463,343	2,639,391
Sales	—	(893,462)	(893,462)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 9-30-15	$816,822	$13,634,319	$14,451,141
Change in unrealized at period end*	$494,320	$1,180,014	$1,674,334

Equity Income Trust	Common stocks
Balance as of 12-31-14	$18,706,542
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	827,663
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 9-30-15	$19,534,205
Change in unrealized at period end*	$827,663

Financial Industries Trust	Financials
Balance as of 12-31-14	$3,239,103
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	467,066
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 9-30-15	$3,706,169
Change in unrealized at period end*	$467,066

High Yield Trust	Corporate bonds	Common stocks	Total
Balance as of 12-31-14	$1,493,710	$3,189,157	$4,682,867
Realized gain (loss)	(274,620)	—	(274,620)
Change in unrealized appreciation (depreciation)	(37,546)	(1,257,112)	(1,294,658)
Purchases	59,781	—	59,781
Sales	(296,289)	—	(296,289)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 9-30-15	$945,036	$1,932,045	$2,877,081
Change in unrealized at period end*	($50,232)	($1,257,112)	($1,307,344)

Mid Cap Stock Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-14	$1,075,287	$64,047,479	$65,122,766
Realized gain (loss)	—	(3,210,512)	(3,210,512)
Change in unrealized appreciation (depreciation)	3,561,821	4,405,511	7,967,332
Purchases	1,266,440	11,291,593	12,558,033
Sales	—	(6,199,688)	(6,199,688)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 9-30-15	$5,903,548	70,334,383	$76,237,931
Change in unrealized at period end*	$3,561,821	$6,969,342	$10,531,163

Science & Technology Trust	Consumer discretionary	Information technology	Total
Balance as of 12-31-14	$377,484	$10,231,421	$10,608,905
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	113,274	(68,549)	44,725
Purchases	171,227	802,846	974,073
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 9-30-15	$661,985	$10,965,718	$11,627,703
Change in unrealized at period end*	$113,274	($68,549)	$44,725

Small Cap Growth Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-14	$558,902	$11,854,779	$12,413,681
Realized gain (loss)	—	(1,828,950)	(1,828,950)
Change in unrealized appreciation (depreciation)	475,642	242,981	718,623
Purchases	20,671	5,919,861	5,940,532
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 9-30-15	$1,055,215	$16,188,671	$17,243,886
Change in unrealized at period end*	$475,642	$733,215	$1,208,857

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the tables below.

Alpha Opportunities Trust
	Fair Value at 9-30-15	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$776,681	Market Approach	Prior / recent transactions Discount	$7.67 - $45.76 (weighted average $18.07) 6.9% - 8.9% (weighted average 7.3%)
	$40,141	Market Approach	Prior / recent transactions	$11.49
	$816,822

Preferred Securities	$1,698,307	Market Approach	EV to revenue multiple Discount	1.23x - 14.40x (weighted average 6.48x) 7.5% - 17.5% (weighted average 13.6%)
	$958,698	Market Approach	Midpoint of IPO range Discount	$17.00 10%
	$807,927	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	4.36x - 6.71x (weighted average 5.00x) 10% - 17.5% (weighted average 12%) 40%
	$358,170	Market Approach	Liquidation Preference	$11.61
	$2,540,265	Market Approach	Prior / recent transactions	$3.30 - $35.90 (weighted average $21.23)
	$7,270,952	Market Approach	Prior / recent transactions Discount	$32.83 - $45.76 (weighted average $39.26) 8.2% - 9.2% (weighted average 8.5%)
	$13,634,319

Total	$14,451,141

Equity Income Trust
	Fair Value at 9-30-15	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$19,534,205	Market Approach	Prior / recent transactions Interest rate	$13.75 5.75%

Financial Industries Trust
	Fair Value at 9-30-15	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$3,706,169	Market Approach	Pending transaction Discount	$7,833.83 10%

High Yield Trust

	Fair Value at 9-30-15	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$119,141	Market Approach	Prior / recent transactions	$0.06
	$1,711,611	Market Approach	EV/EBITDA multiple Discount	4.89x - 8.60x (weighted average 6.86x) 10.0% - 17.5% (weighted average 13%)
	$1,830,752

Corporate Bonds	$945,036	Market Approach	Yield spread	440bps - 756bps (weighted average 620bps)

Total	$2,775,788	*

* These amounts exclude valuations provided by a broker, which amounted to $101,293

Mid Cap Stock Trust
	Fair Value at 9-30-15	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$5,612,935	Market Approach	Prior / recent transactions Discount	$7.67 - $45.76 (weighted average $18.26) 6.9% - 8.9% (weighted average 7.3%)
	$290,613	Market Approach	Prior / recent transactions	$11.49
	$5,903,548

Preferred Securities	$10,064,724	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	1.60x - 6.71x (weighted average 3.57x) 10% - 17.5% (weighted average 14.4%) 40%
	$9,485,918	Market Approach	EV to revenue multiple Discount	1.23x - 10.01x (weighted average 5.81x) 7.5% - 17.5% (weighted average 13.4%)
	$2,580,629	Market Approach	Liquidation Preference	$11.61
	$3,234,236	Market Approach	Midpoint of IPO range Discount	$17.00 10%
	$33,036,052	Market Approach	Prior / recent transactions Discount	$32.83 - $45.76 (weighted average $39.77) 8.2% - 9.2% (weighted average 8.5%)
	$11,932,824	Market Approach	Prior / recent transactions	$3.30 - $35.90 (weighted average $13.60)
	$70,334,383

Total	$76,237,931

Science & Technology Trust
	Fair Value at 9-30-15	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$935,575	Market Approach	EV to revenue multiple Discount	9.66x - 14.40x (weighted average 10.25x) 10% - 17.5% (weighted average 16.6%)
	$69,698	Market Approach	Prior / recent transactions	$142.24
	$7,050,690	Market Approach	Prior / recent transactions Interest rate	$13.75 5.75%
	$8,055,963

Preferred Securities	$1,541,495	Market Approach	EV to revenue multiple Discount	14.4x 10%
	$635,112	Market Approach	Prior / recent transactions Discount	$32.83 8.86%
	$1,395,133	Market Approach	Prior / recent transactions	$93.09 - $142.24 (weighted average $113.96)
	$3,571,740

Total	$11,627,703

Small Cap Growth Trust
	Fair Value at 9-30-15	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$1,027,812	Market Approach	EV to revenue multiple Probability weighted expected price Implied discount rate at time of purchase	3.60x $3.23 37%
	$27,403	Market Approach	Prior / recent transactions Discount	$7.67 6.9%
$1,055,215

Preferred Securities	$3,502,806	Market Approach	EV to revenue multiple Discount	4.53x - 10.01x (weighted average 7.45x) 7.5% - 17.5% (weighted average 12.2%)
	$1,781,885	Market Approach	Liquidation Preference	$11.61
	$1,360,507	Market Approach	Midpoint of IPO Range Discount	$17.00 10%
	$1,812,526	Market Approach	EV to revenue multiple Probability weighted expected price Implied discount rate at time of purchase	3.60x $4.18 37%
	$4,194,511	Market Approach	Prior / recent transactions Discount	$7.67 - $45.76 (weighted average $32.17) 6.9% - 8.9% (weighted average 8.3%)
	$3,536,436	Market Approach	Prior / recent transactions	$3.80 - $19.09 (weighted average $10.23)
$16,188,671

Total	$17,243,886

A change to unobservable inputs of a portfolio's Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input			Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) - Volatility			Variable	Variable
Discount			Decrease	Increase
Enterprise values to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple			Increase	Decrease
Enterprise value (“EV”) to revenue multiple			Increase	Decrease
Implied discount rate at time of purchase			Decrease	Increase
Interest rate			Increase	Decrease
Liquidation Preference			Increase	Decrease
Midpoint of IPO Range			Increase	Decrease
Pending transaction			Increase	Decrease
Prior/recent transactions			Increase	Decrease
Probability - weighted expected price			Increase	Decrease
Yield spread			Decrease	Increase

Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The portfolio may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, and varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolio may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At September 30, 2015, Investment Quality Bond Trust had $4,981 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The portfolio may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The portfolio accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolio may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on September 30, 2015, including short‐term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index B Trust	$2,176,442,088	$1,216,211,229	($68,917,888)	$1,147,293,341
Active Bond Trust	803,478,045	21,746,815	(17,656,801)	4,090,014
All Cap Core Trust	315,254,356	10,761,317	(14,043,117)	(3,281,800)
Alpha Opportunities Trust	696,248,072	51,428,172	(78,516,930)	(27,088,758)
American Asset Allocation Trust	1,123,632,619	376,403,903	—	376,403,903
American Global Growth Trust	245,457,656	—	(15,753,894)	(15,753,894)
American Growth Trust	786,583,789	102,901,370	—	102,901,370
American Growth-Income Trust	943,284,008	127,144,023	—	127,144,023
American International Trust	531,241,243	—	(4,701,076)	(4,701,076)
American New World Trust	87,086,074	—	(21,508,343)	(21,508,343)
Blue Chip Growth Trust	1,087,830,548	559,061,846	(27,143,962)	531,917,884
Bond Trust	9,388,954,235	116,663,295	(142,521,927)	(25,858,632)
Capital Appreciation Trust	692,744,157	263,135,490	(27,029,217)	236,106,273
Capital Appreciation Value Trust	335,732,415	27,643,242	(11,865,146)	15,778,096
Core Bond Trust	1,473,333,851	7,770,119	(13,748,571)	(5,978,452)
Core Strategy Trust	3,721,022,420	—	(126,710,374)	(126,710,374)
Emerging Markets Value Trust	895,437,198	91,944,142	(303,141,698)	(211,197,556)
Equity Income Trust	1,383,174,175	420,478,812	(146,903,825)	273,574,987
Financial Industries Trust	161,141,105	9,123,894	(13,052,629)	(3,928,735)
Franklin Templeton Founding Allocation Trust	978,306,696	71,327,983	—	71,327,983
Fundamental All Cap Core Trust	1,410,849,423	233,274,558	(102,306,748)	130,967,810
Fundamental Large Cap Value Trust	1,534,912,779	113,567,975	(125,760,268)	(12,192,293)
Global Bond Trust	703,308,101	8,531,013	(36,886,282)	(28,355,269)
Global Trust	622,797,907	72,246,547	(106,236,218)	(33,989,671)
Health Sciences Trust	277,203,328	83,683,172	(9,552,070)	74,131,102
High Yield Trust	280,928,166	2,328,518	(45,538,897)	(43,210,379)
Income Trust	335,388,493	40,920,525	(36,629,144)	4,291,381
International Core Trust	687,972,838	15,009,190	(106,731,526)	(91,722,336)
International Equity Index Trust B	531,950,276	130,832,804	(89,205,452)	41,627,352
International Growth Stock Trust	400,717,316	49,249,496	(38,032,656)	11,216,840
International Small Company Trust	109,672,216	21,761,950	(27,266,680)	(5,504,730)
International Value Trust	982,024,198	65,169,306	(192,305,558)	(127,136,252)
Investment Quality Bond Trust	381,620,086	3,890,063	(7,987,185)	(4,097,122)

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Aggressive MVP	395,876,527	27,223,606	(46,453,791)	(19,230,185)
Lifestyle Aggressive PS Series	22,739,076	46,735	(2,029,790)	(1,983,055)
Lifestyle Balanced MVP	8,394,540,416	449,769,804	(239,110,296)	210,659,508
Lifestyle Balanced PS Series	984,601,745	1,735,955	(36,938,959)	(35,203,004)
Lifestyle Conservative MVP	1,638,683,046	8,885,451	(45,128,472)	(36,243,021)
Lifestyle Conservative PS Series	196,612,621	108,581	(3,507,730)	(3,399,149)
Lifestyle Growth MVP	9,911,494,335	844,773,838	(290,845,391)	553,928,447
Lifestyle Growth PS Series	1,984,806,053	352,484	(107,500,045)	(107,147,561)
Lifestyle Moderate MVP	2,513,117,891	72,806,289	(42,256,257)	30,550,032
Lifestyle Moderate PS Series	324,762,503	522,379	(9,759,041)	(9,236,662)
Mid Cap Index Trust	637,332,847	249,755,367	(50,354,837)	199,400,530
Mid Cap Stock Trust	760,930,730	80,131,267	(55,592,192)	24,539,075
Mid Value Trust	739,821,319	96,541,295	(72,690,460)	23,850,835
Money Market Trust	2,076,030,652	—	—	—
Money Market Trust B	451,403,870	—	—	—
Mutual Shares Trust	474,084,337	98,686,708	(61,369,155)	37,317,553
New Income Trust	1,541,435,087	25,314,152	(23,756,995)	1,557,157
Real Estate Securities Trust	409,683,230	7,359,979	(22,525,278)	(15,165,299)
Real Return Bond Trust	146,290,223	322,089	(6,401,005)	(6,078,916)
Science and Technology Trust	480,611,205	33,790,803	(46,433,913)	(12,643,110)
Short Term Government Income Trust	368,079,112	2,082,578	(5,375,463)	(3,292,885)
Small Cap Growth Trust	468,364,446	38,072,222	(60,820,265)	(22,748,043)
Small Cap Index Trust	368,248,937	116,330,247	(41,476,454)	74,853,793
Small Cap Opportunities Trust	217,567,051	34,414,492	(28,160,075)	6,254,417
Small Cap Value Trust	548,463,621	133,760,960	(37,394,707)	96,366,253
Small Company Growth Trust	96,522,626	23,068,543	(8,151,116)	14,917,427
Small Company Value Trust	255,598,908	70,851,919	(20,431,033)	50,420,886
Strategic Equity Allocation Trust	8,403,847,339	2,077,567,484	(672,048,772)	1,405,518,712
Strategic Income Opportunities Trust	553,710,411	14,437,208	(34,257,021)	(19,819,813)
Total Bond Market Trust B	527,243,575	19,605,245	(3,796,838)	15,808,407
Total Stock Market Index Trust	370,811,177	220,491,928	(29,835,187)	190,656,741
Ultra Short Term Bond Trust	299,114,713	124,157	(2,479,499)	(2,355,342)
U.S. Equity Trust	719,578,597	60,343,163	(58,676,341)	1,666,822
Utilities Trust	426,815,865	23,358,210	(71,432,432)	(48,074,222)
Value Trust	548,493,121	70,363,140	(48,542,387)	21,820,753

Derivative instruments. The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument.  Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

The following tables summarize the contracts held at September 30, 2015. In addition, the tables detail how the portfolios used futures contracts during the period ended September 30, 2015.

500 Index Trust B
The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

S&P 500 Index Futures	134	Long	Dec 2015	$64,963,280	$63,941,450	($1,021,830)
						($1,021,830)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

All Cap Core Trust
The portfolio used futures contracts as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Russell 2000 Mini Index Futures	5	Long	Dec 2015	$572,556	$547,950	($24,606)
S&P 500 Index E-Mini Futures	43	Long	Dec 2015	4,172,017	4,103,705	(68,312)
						($92,918)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Global Bond Trust

The portfolio used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and as a substitute for securities purchased.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note Futures	864	Long	Dec 2015	$103,509,597	$104,125,500	$615,903
10-Year U.S. Treasury Note Futures	1,510	Long	Dec 2015	193,337,872	194,388,906	1,051,034
Euro-Buxl Futures	1	Long	Dec 2015	168,371	174,024	5,653
Euro-OAT Futures	68	Long	Dec 2015	11,271,416	11,520,569	249,153
German Euro BOBL Futures	606	Long	Dec 2015	87,164,705	87,365,138	200,433
German Euro BUND Futures	31	Long	Dec 2015	5,391,650	5,410,326	18,676
U.K. Long Gilt Bond Futures	42	Long	Dec 2015	7,498,822	7,564,534	65,712
10-Year Australian Treasury Bond Futures	87	Short	Dec 2015	(7,845,101)	(7,902,626)	(57,525)
10-Year Canada Government Bond Futures	99	Short	Dec 2015	(10,633,119)	(10,518,704)	114,415
10-Year Japan Government Bond Futures	9	Short	Dec 2015	(11,114,971)	(11,115,242)	(271)
Euro-BTP Italian Government Bond Futures	30	Short	Dec 2015	(4,556,414)	(4,568,712)	(12,298)
Eurodollar Futures	3	Short	Jun 2016	(741,708)	(745,162)	(3,454)
						$2,247,431
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

High Yield Trust
The portfolio used futures contracts to manage against anticipated interest rate changes.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Ultra U.S. Treasury Bond Futures	48	Long	Dec 2015	$7,546,878	$7,699,500	$152,622
10-Year U.S. Treasury Note Futures	79	Short	Dec 2015	(10,088,634)	(10,170,016)	(81,382)
U.S. Treasury Long Bond Futures	3	Short	Dec 2015	(474,373)	(472,031)	2,342
						$73,582
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

International Equity Index Trust B
The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Mini MSCI Emerging Markets Index Futures	121	Long	Dec 2015	4,886,596	4,786,155	($100,441)
Mini MSCI EAFE Index Futures	111	Long	Dec 2015	9,468,958	9,154,725	(314,233)
MSCI Taiwan Index Futures	79	Long	Oct 2015	2,384,739	2,381,850	(2,889)
						($417,563)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Investment Quality Bond Trust

The portfolio used futures contracts to gain exposure to foreign bond markets, gain exposure to the treasuries market, manage against anticipated interest rate changes, manage duration of the portfolio, and as a substitute for securities purchased.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note Futures	55	Long	Dec 2015	$12,027,047	$12,046,719	$19,672
5-Year U.S. Treasury Note Futures	447	Long	Dec 2015	53,470,656	53,870,483	399,827
U.S. Treasury Long Bond Futures	18	Long	Dec 2015	2,781,738	2,832,188	50,450
Ultra U.S. Treasury Bond Futures	47	Long	Dec 2015	7,443,342	7,539,094	95,752
10-Year U.S. Treasury Note Futures	309	Short	Dec 2015	(39,418,358)	(39,778,922)	(360,564)
						$205,137
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Aggressive MVP
The portfolio used futures contracts to manage volatility of returns.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

British Pound Currency Futures	223	Short	Dec 2015	($21,403,509)	($21,063,744)	$339,765
Euro Currency Futures	122	Short	Dec 2015	(17,088,998)	(17,047,975)	41,023
Euro STOXX 50 Index Futures	504	Short	Dec 2015	(17,875,506)	(17,407,566)	467,940
FTSE 100 Index Futures	237	Short	Dec 2015	(21,783,371)	(21,577,624)	205,747
Japanese Yen Currency Futures	61	Short	Dec 2015	(6,365,046)	(6,361,538)	3,508
Mini MSCI Emerging Markets Index Futures	611	Short	Dec 2015	(24,162,246)	(24,168,105)	(5,859)
Nikkei 225 Futures	45	Short	Dec 2015	(6,647,024)	(6,523,153)	123,871
Russell 2000 Mini Index Futures	182	Short	Dec 2015	(20,718,017)	(19,945,380)	772,637
S&P 500 Index E-Mini Futures	953	Short	Dec 2015	(92,079,333)	(90,949,555)	1,129,778
S&P Mid 400 Index E-Mini Futures	258	Short	Dec 2015	(35,926,353)	(35,162,820)	763,533
						$3,841,943
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Balanced MVP
The portfolio used futures contracts to manage volatility of returns.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

British Pound Currency Futures	1,406	Short	Dec 2015	($134,361,026)	($132,805,488)	$1,555,538
Euro Currency Futures	661	Short	Dec 2015	(92,585,880)	(92,366,488)	219,392
Euro STOXX 50 Index Futures	2,735	Short	Dec 2015	(95,319,558)	(94,463,676)	855,882
FTSE 100 Index Futures	1,492	Short	Dec 2015	(135,882,371)	(135,838,880)	43,491
Japanese Yen Currency Futures	714	Short	Dec 2015	(74,515,157)	(74,461,275)	53,882
Mini MSCI Emerging Markets Index Futures	3,860	Short	Dec 2015	(151,815,056)	(152,682,300)	(867,244)
Nikkei 225 Futures	521	Short	Dec 2015	(76,443,386)	(75,523,611)	919,775
Russell 2000 Mini Index Futures	905	Short	Dec 2015	(101,981,713)	(99,178,950)	2,802,763
S&P 500 Index E-Mini Futures	6,219	Short	Dec 2015	(597,067,781)	(593,510,265)	3,557,516
S&P Mid 400 Index E-Mini Futures	1,555	Short	Dec 2015	(215,111,569)	(211,930,950)	3,180,619
						$12,321,614
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Conservative MVP
The portfolio used futures contracts to manage volatility of returns.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

British Pound Currency Futures	65	Long	Dec 2015	$6,250,061	$6,139,656	($110,405)
Euro Currency Futures	36	Long	Dec 2015	5,042,382	5,030,550	(11,832)
Euro STOXX 50 Index Futures	146	Long	Dec 2015	5,212,889	5,042,668	(170,221)
FTSE 100 Index Futures	67	Long	Dec 2015	6,207,461	6,100,003	(107,458)
Japanese Yen Currency Futures	41	Long	Dec 2015	4,275,202	4,275,788	586
Mini MSCI Emerging Markets Index Futures	184	Long	Dec 2015	7,358,217	7,278,120	(80,097)
Nikkei 225 Futures	29	Long	Dec 2015	4,325,811	4,203,809	(122,002)
Russell 2000 Mini Index Futures	53	Long	Dec 2015	6,080,091	5,808,270	(271,821)
S&P 500 Index E-Mini Futures	197	Long	Dec 2015	19,132,474	18,800,695	(331,779)
S&P Mid 400 Index E-Mini Futures	56	Long	Dec 2015	7,836,550	7,632,240	(204,310)
						($1,409,339)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Growth MVP
The portfolio used futures contracts to manage volatility of returns.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

British Pound Currency Futures	3,913	Short	Dec 2015	($375,627,542)	($369,607,306)	$6,020,236
Euro Currency Futures	1,857	Short	Dec 2015	(260,108,489)	(259,492,538)	615,951
Euro STOXX 50 Index Futures	7,684	Short	Dec 2015	(271,996,922)	(265,396,303)	6,600,619
FTSE 100 Index Futures	4,152	Short	Dec 2015	(381,299,268)	(378,018,117)	3,281,151
Japanese Yen Currency Futures	1,864	Short	Dec 2015	(194,524,613)	(194,391,900)	132,713
Mini MSCI Emerging Markets Index Futures	8,743	Short	Dec 2015	(346,088,298)	(345,829,365)	258,933
Nikkei 225 Futures	1,360	Short	Dec 2015	(201,361,619)	(197,144,167)	4,217,452
Russell 2000 Mini Index Futures	2,534	Short	Dec 2015	(288,703,675)	(277,701,060)	11,002,615
S&P 500 Index E-Mini Futures	17,734	Short	Dec 2015	(1,715,146,865)	(1,692,444,291)	22,702,574
S&P Mid 400 Index E-Mini Futures	4,008	Short	Dec 2015	(558,626,429)	(546,250,320)	12,376,109
						$67,208,353
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Moderate MVP
The portfolio used futures contracts to manage volatility of returns.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

British Pound Currency Futures	162	Short	Dec 2015	($15,386,850)	($15,301,912)	$84,938
Euro Currency Futures	83	Short	Dec 2015	(11,638,741)	(11,598,212)	40,529
Euro STOXX 50 Index Futures	335	Short	Dec 2015	(11,332,458)	(11,570,505)	(238,047)
FTSE 100 Index Futures	168	Short	Dec 2015	(15,008,520)	(15,295,531)	(287,011)
Japanese Yen Currency Futures	91	Short	Dec 2015	(9,497,547)	(9,490,162)	7,385
Mini MSCI Emerging Markets Index Futures	373	Short	Dec 2015	(14,704,667)	(14,754,015)	(49,348)
Nikkei 225 Futures	68	Short	Dec 2015	(9,796,454)	(9,857,208)	(60,754)
Russell 2000 Mini Index Futures	118	Short	Dec 2015	(12,901,373)	(12,931,620)	(30,247)
S&P 500 Index E-Mini Futures	536	Short	Dec 2015	(50,510,842)	(51,153,160)	(642,318)
S&P Mid 400 Index E-Mini Futures	142	Short	Dec 2015	(19,302,345)	(19,353,180)	(50,835)
						($1,225,708)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Mid Cap Index Trust
The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

S&P Mid 400 Index E-Mini Futures	69	Long	Dec 2015	$9,656,568	$9,404,010	($252,558)
						($252,558)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

New Income Trust

The portfolio used futures contracts to maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and as a substitute for securities purchased.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

U.S. Treasury Long Bond Futures	132	Long	Dec 2015	$20,397,267	$20,769,376	$372,109
2-Year U.S. Treasury Note Futures	146	Short	Dec 2015	(31,941,877)	(31,978,562)	(36,685)
5-Year U.S. Treasury Note Futures	125	Short	Dec 2015	(14,974,362)	(15,064,453)	(90,091)
10-Year U.S. Treasury Note Futures	97	Short	Dec 2015	(12,365,246)	(12,487,234)	(121,988)
						$123,345
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Real Return Bond Trust

The portfolio used futures contracts to gain exposure to treasuries and foreign bond markets, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and as a substitute for securities purchased.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note Futures	31	Long	Dec 2015	$3,715,428	$3,735,983	$20,555
10-Year U.S. Treasury Note Futures	16	Long	Dec 2015	2,037,429	2,059,750	22,321
Euro-BTP Italian Government Bond Futures	3	Short	Dec 2015	(448,521)	(456,871)	(8,350)
Eurodollar Futures	2	Short	Dec 2015	(497,248)	(497,925)	(677)
Eurodollar Futures	3	Short	Jun 2016	(742,170)	(745,162)	(2,992)
Eurodollar Futures	12	Short	Sep 2016	(2,960,882)	(2,976,300)	(15,418)
Eurodollar Futures	17	Short	Dec 2016	(4,200,682)	(4,209,838)	(9,156)
Eurodollar Futures	7	Short	Mar 2017	(1,720,355)	(1,731,275)	(10,920)
U.S. Treasury Long Bond Futures	8	Short	Dec 2015	(1,236,305)	(1,258,750)	(22,445)
						($27,082)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Small Cap Index Trust
The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Russell 2000 Mini Index Futures	87	Long	Dec 2015	$9,973,869	$9,534,330	($439,539)
						($439,539)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Strategic Equity Allocation Trust
The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Mini MSCI EAFE Index Futures	1,610	Long	Dec 2015	$136,851,425	$132,784,749	($4,066,676)
Russell 2000 Mini Index Futures	145	Long	Dec 2015	16,590,394	15,890,550	(699,844)
S&P 500 Index Futures	176	Long	Dec 2015	85,319,164	83,982,800	(1,336,364)
S&P Mid 400 Index E-Mini Futures	184	Long	Dec 2015	25,707,784	25,077,360	(630,424)
						($6,733,308)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Strategic Income Opportunities Trust
The portfolio used futures contracts to manage duration of the portfolio.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

U.S. Treasury Long Bond Futures	201	Short	Dec 2015	($31,420,415)	($31,626,094)	($205,679)
						($205,679)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Total Stock Market Index Trust
The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Russell 2000 Mini Index Futures	21	Long	Dec 2015	$2,408,284	$2,301,390	($106,894)
S&P 500 Index Futures	30	Long	Dec 2015	14,565,898	14,315,250	(250,648)
S&P Mid 400 Index E-Mini Futures	8	Long	Dec 2015	1,117,872	1,090,320	(27,552)
						($385,094)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at September 30, 2015. In addition, the tables detail how the portfolios used forward foreign currency contracts during the period ended September 30, 2015.

Alpha Opportunities Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rates.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JPY	175,535,000	USD	1,471,911	HSBC Bank USA	12/16/2015	-	($6,847)	($6,847)
JPY	175,535,000	USD	1,471,868	National Australia Bank Limited	12/16/2015	-	(6,804)	(6,804)
USD	5,459,426	JPY	657,476,000	HSBC Bank USA	12/16/2015	-	(28,053)	(28,053)
						-	($41,704)	($41,704)

Global Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity and liquidity of the portfolio, and as a substitute for securities purchased.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AUD	29,576,664	USD	20,646,990	Morgan Stanley Bank, N.A.	10/2/2015	$112,876	-	$112,876
BRL	1,694,117	USD	426,418	Bank of America, N.A.	10/2/2015	904	-	904
BRL	13,000,000	USD	3,332,052	Citibank, N.A.	10/2/2015	-	($52,950)	(52,950)
BRL	2,388,182	USD	601,118	Credit Suisse International	10/2/2015	1,274	-	1,274
BRL	44,392,291	USD	11,290,313	Deutsche Bank AG London	10/2/2015	-	(92,863)	(92,863)
BRL	30,200,000	USD	7,601,500	Goldman Sachs Bank USA	10/2/2015	16,106	-	16,106
BRL	1,876,050	USD	472,212	HSBC Bank USA	10/2/2015	1,001	-	1,001
BRL	36,351,550	USD	9,167,134	JPMorgan Chase Bank, N.A.	10/2/2015	2,131	-	2,131
BRL	13,500,000	USD	3,398,022	UBS AG	10/2/2015	7,200	-	7,200
BRL	5,047,349	USD	1,224,074	Citibank, N.A.	11/4/2015	35,108	-	35,108
BRL	23,261,818	USD	5,815,891	Deutsche Bank AG London	11/4/2015	-	(12,670)	(12,670)
CAD	4,918,000	USD	3,730,981	JPMorgan Chase Bank, N.A.	10/2/2015	-	(45,729)	(45,729)
CNY	3,045,200	USD	475,590	BNP Paribas SA	10/14/2015	3,156	-	3,156
CNY	20,309,353	USD	3,145,323	BNP Paribas SA	11/3/2015	42,790	-	42,790
CNY	37,962,127	USD	5,878,765	JPMorgan Chase Bank, N.A.	11/3/2015	80,438	-	80,438
CNY	9,789,828	USD	1,522,761	HSBC Bank USA	11/16/2015	12,495	-	12,495
DKK	5,829,600	USD	876,756	JPMorgan Chase Bank, N.A.	10/1/2015	-	(3,715)	(3,715)
DKK	23,884,000	USD	3,505,342	Citibank, N.A.	11/12/2015	74,872	-	74,872
EUR	3,092,000	USD	3,468,549	Bank of America, N.A.	11/12/2015	-	(11,375)	(11,375)
EUR	6,200,000	USD	6,926,854	Citibank, N.A.	11/12/2015	5,384	-	5,384
EUR	14,208,000	USD	15,864,355	Goldman Sachs Bank USA	11/12/2015	21,650	-	21,650
EUR	2,205,000	USD	2,495,451	HSBC Bank USA	11/12/2015	-	(30,034)	(30,034)
EUR	2,420,000	USD	2,661,848	JPMorgan Chase Bank, N.A.	11/12/2015	43,960	-	43,960
EUR	2,890,000	USD	3,151,803	Morgan Stanley Bank, N.A.	11/12/2015	79,514	-	79,514
EUR	10,752,000	USD	12,040,068	UBS AG	11/12/2015	-	(18,227)	(18,227)
GBP	150,000	USD	231,771	Bank of America, N.A.	10/2/2015	-	(4,859)	(4,859)
GBP	5,163,000	USD	8,109,672	HSBC Bank USA	10/2/2015	-	(299,347)	(299,347)
GBP	5,313,000	USD	8,075,760	UBS AG	11/3/2015	-	(39,735)	(39,735)
INR	132,855,400	USD	2,020,000	Barclays Capital	10/20/2015	-	(1,494)	(1,494)
INR	95,951,200	USD	1,460,000	Morgan Stanley Bank, N.A.	10/20/2015	-	(2,189)	(2,189)
INR	437,078,512	USD	6,719,116	Citibank, N.A.	11/18/2015	-	(113,065)	(113,065)
JPY	11,235,763,093	USD	94,101,868	Goldman Sachs Bank USA	10/2/2015	-	(443,192)	(443,192)
JPY	97,900,000	USD	817,234	Citibank, N.A.	11/4/2015	-	(841)	(841)
JPY	10,884,763,093	USD	90,668,203	Morgan Stanley Bank, N.A.	11/4/2015	100,396	-	100,396
JPY	186,300,000	USD	1,549,667	Goldman Sachs Bank USA	11/12/2015	4,051	-	4,051

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
KRW	3,588,768,810	USD	3,029,000	Barclays Capital	10/20/2015	-	(3,256)	(3,256)
KRW	973,381,500	USD	819,000	HSBC Bank USA	10/20/2015	1,672	-	1,672
KRW	921,242,500	USD	775,000	JPMorgan Chase Bank, N.A.	10/20/2015	1,713	-	1,713
MXN	41,589,000	USD	2,412,887	Credit Suisse International	12/18/2015	32,350	-	32,350
MXN	12,144,490	USD	715,000	Deutsche Bank AG London	12/18/2015	-	(961)	(961)
MYR	3,526,281	USD	837,000	Barclays Capital	10/20/2015	-	(35,809)	(35,809)
MYR	4,750,344	USD	1,149,369	UBS AG	10/20/2015	-	(70,065)	(70,065)
NZD	24,580,000	USD	15,559,701	JPMorgan Chase Bank, N.A.	10/2/2015	154,291	-	154,291
NZD	1,540,000	USD	998,815	UBS AG	10/2/2015	-	(14,293)	(14,293)
SEK	20,460,000	USD	2,343,609	Goldman Sachs Bank USA	11/12/2015	103,106	-	103,106
SGD	4,764,412	USD	3,324,781	Citibank N.A.	10/9/2015	22,565	-	22,565
SGD	2,458,118	USD	1,734,000	JPMorgan Chase Bank, N.A.	10/9/2015	-	(6,993)	(6,993)
THB	62,620,180	USD	1,724,000	JPMorgan Chase Bank, N.A.	10/20/2015	169	-	169
TWD	88,628,275	USD	2,731,000	BNP Paribas SA	10/20/2015	-	(39,283)	(39,283)
TWD	13,767,280	USD	424,000	HSBC Bank USA	10/20/2015	-	(5,876)	(5,876)
USD	4,357,277	AUD	6,225,000	JPMorgan Chase Bank, N.A.	10/2/2015	-	(12,052)	(12,052)
USD	16,647,105	AUD	23,351,664	Morgan Stanley Bank, N.A.	10/2/2015	256,567	-	256,567
USD	20,611,675	AUD	29,576,664	Morgan Stanley Bank, N.A.	11/3/2015	-	(112,204)	(112,204)
USD	2,388,585	AUD	3,402,000	UBS AG	11/3/2015	4,860	-	4,860
USD	463,000	BRL	1,694,117	Bank of America, N.A.	10/2/2015	35,678	-	35,678
USD	3,272,169	BRL	13,000,000	Citibank, N.A.	10/2/2015	-	(6,933)	(6,933)
USD	576,577	BRL	2,388,182	Credit Suisse International	10/2/2015	-	(25,815)	(25,815)
USD	11,195,817	BRL	44,392,291	Deutsche Bank AG London	10/2/2015	-	(1,633)	(1,633)
USD	11,401,820	BRL	30,200,000	Goldman Sachs Bank USA	10/2/2015	3,784,211	-	3,784,211
USD	519,609	BRL	1,876,050	HSBC Bank USA	10/2/2015	46,397	-	46,397
USD	9,582,698	BRL	36,351,550	JPMorgan Chase Bank, N.A.	10/2/2015	413,433	-	413,433
USD	5,237,227	BRL	13,500,000	UBS AG	10/2/2015	1,832,006	-	1,832,006
USD	7,621,312	BRL	30,843,448	Deutsche Bank AG London	11/4/2015	-	(73,329)	(73,329)
USD	4,600,000	BRL	13,551,600	JPMorgan Chase Bank, N.A.	1/5/2016	1,289,639	-	1,289,639
USD	1,209,202	BRL	4,198,953	Citibank, N.A.	4/4/2016	211,826	-	211,826
USD	6,091,192	BRL	21,072,479	Credit Suisse International	4/4/2016	1,085,853	-	1,085,853
USD	3,897,229	BRL	13,055,716	Goldman Sachs Bank USA	4/4/2016	796,108	-	796,108
USD	2,996,498	BRL	10,462,271	Citibank, N.A.	5/3/2016	530,764	-	530,764
USD	4,503,514	CAD	5,974,000	Citibank, N.A.	10/2/2015	26,960	-	26,960
USD	1,463,265	CAD	1,939,000	UBS AG	10/2/2015	10,296	-	10,296
USD	102,937	CAD	138,000	JPMorgan Chase Bank, N.A.	11/3/2015	-	(456)	(456)
USD	460,000	CNY	3,045,200	UBS AG	10/14/2015	-	(18,746)	(18,746)
USD	8,930,495	CNY	58,271,480	Barclays Capital	11/3/2015	-	(216,821)	(216,821)
USD	1,510,076	CNY	9,789,828	Credit Suisse International	11/16/2015	-	(25,179)	(25,179)
USD	582,000	CNY	3,870,882	Barclays Capital	9/9/2016	-	(16,214)	(16,214)
USD	291,000	CNY	1,935,586	Citibank, N.A.	9/9/2016	-	(8,130)	(8,130)

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	291,000	CNY	1,934,859	HSBC Bank USA	9/9/2016	-	(8,017)	(8,017)
USD	460,696	CNY	3,045,200	Bank of America, N.A.	9/21/2016	-	(9,709)	(9,709)
USD	3,072,752	CNY	20,309,353	BNP Paribas SA	9/21/2016	-	(64,522)	(64,522)
USD	5,743,136	CNY	37,962,127	JPMorgan Chase Bank, N.A.	9/21/2016	-	(121,039)	(121,039)
USD	1,481,063	CNY	9,789,828	UBS AG	9/21/2016	-	(31,214)	(31,214)
USD	315,298	DKK	2,067,200	JPMorgan Chase Bank, N.A.	10/1/2015	5,714	-	5,714
USD	319,325	DKK	2,094,000	UBS AG	10/1/2015	5,728	-	5,728
USD	2,532,104	DKK	16,561,000	JPMorgan Chase Bank, N.A.	1/4/2016	46,084	-	46,084
USD	2,317,037	DKK	15,621,000	Bank of America, N.A.	4/1/2016	-	(33,511)	(33,511)
USD	8,003,383	DKK	54,070,853	HSBC Bank USA	4/1/2016	-	(132,853)	(132,853)
USD	2,311,527	DKK	15,579,000	JPMorgan Chase Bank, N.A.	4/1/2016	-	(32,701)	(32,701)
USD	3,508,698	DKK	23,234,600	Bank of America, N.A.	7/1/2016	4,177	-	4,177
USD	10,481,309	DKK	69,595,890	UBS AG	7/1/2016	-	(15,978)	(15,978)
USD	886,049	DKK	5,829,600	JPMorgan Chase Bank, N.A.	10/3/2016	4,001	-	4,001
USD	32,954,018	EUR	29,816,231	Citibank, N.A.	11/12/2015	-	(383,597)	(383,597)
USD	3,470,479	EUR	3,030,000	Goldman Sachs Bank USA	11/12/2015	82,628	-	82,628
USD	8,076,971	GBP	5,313,000	UBS AG	10/2/2015	39,734	-	39,734
USD	808,405	JPY	97,600,000	Citibank, N.A.	10/2/2015	-	(5,165)	(5,165)
USD	2,112,614	JPY	253,400,000	Credit Suisse International	10/2/2015	331	-	331
USD	90,630,833	JPY	10,884,763,093	Morgan Stanley Bank, N.A.	10/2/2015	-	(101,989)	(101,989)
USD	5,557,990	JPY	685,000,000	BNP Paribas SA	10/5/2015	-	(152,193)	(152,193)
USD	2,554,745	JPY	315,000,000	Citibank, N.A.	10/5/2015	-	(71,106)	(71,106)
USD	2,433,108	KRW	2,888,901,600	Bank of America, N.A.	10/20/2015	-	(2,568)	(2,568)
USD	370,000	KRW	441,780,000	HSBC Bank USA	10/20/2015	-	(2,471)	(2,471)
USD	5,291,397	KRW	6,186,146,627	JPMorgan Chase Bank, N.A.	10/20/2015	75,765	-	75,765
USD	12,596,396	MXN	214,441,041	Credit Suisse International	12/18/2015	-	(11,724)	(11,724)
USD	2,000,059	MXN	33,896,000	Deutsche Bank AG London	12/18/2015	7,134	-	7,134
USD	215,000	MYR	909,235	Barclays Capital	10/20/2015	8,417	-	8,417
USD	1,212,296	MYR	4,738,867	Credit Suisse International	10/20/2015	135,599	-	135,599
USD	3,465,000	MYR	14,133,735	JPMorgan Chase Bank, N.A.	10/20/2015	253,736	-	253,736
USD	3,937,318	MYR	16,626,380	UBS AG	10/20/2015	159,711	-	159,711
USD	532,012	NOK	4,380,000	Goldman Sachs Bank USA	11/12/2015	17,858	-	17,858
USD	14,472,546	NZD	22,478,000	HSBC Bank USA	10/2/2015	102,362	-	102,362
USD	2,312,872	NZD	3,642,000	JPMorgan Chase Bank, N.A.	10/2/2015	-	(15,458)	(15,458)
USD	13,175,553	NZD	20,832,000	JPMorgan Chase Bank, N.A.	11/3/2015	-	(110,976)	(110,976)
USD	574,297	PLN	2,201,710	UBS AG	10/21/2015	-	(4,733)	(4,733)
USD	1,696,457	SGD	2,387,000	Credit Suisse International	10/9/2015	19,416	-	19,416
USD	135,000	SGD	189,230	HSBC Bank USA	10/9/2015	2,052	-	2,052
USD	3,365,000	SGD	4,646,300	JPMorgan Chase Bank, N.A.	10/9/2015	100,635	-	100,635
USD	3,315,181	SGD	4,764,412	Citibank N.A.	12/10/2015	-	(25,194)	(25,194)
USD	116,093	THB	4,131,750	HSBC Bank USA	10/20/2015	2,330	-	2,330
USD	5,041,105	THB	179,929,330	UBS AG	10/20/2015	86,975	-	86,975
USD	4,998,000	TWD	162,185,100	HSBC Bank USA	10/20/2015	72,299	-	72,299
USD	1,390,000	TWD	45,466,900	JPMorgan Chase Bank, N.A.	10/20/2015	9,131	-	9,131
USD	122,000	TWD	3,947,920	UBS AG	10/20/2015	2,098	-	2,098
						$12,529,685	($3,203,051)	$9,326,634

High Yield Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
CAD	2,322,428	USD	1,758,949	Citibank, N.A. London	11/13/2015	-	($19,008)	($19,008)
EUR	90,000	USD	100,516	UBS AG London	11/13/2015	$115	-	115
USD	1,061,715	EUR	977,098	Citibank, N.A. London	11/13/2015	-	(30,799)	(30,799)
USD	1,149,740	EUR	1,057,022	UBS AG London	11/13/2015	-	(32,140)	(32,140)
						$115	($81,947)	($81,832)

International Core Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AUD	753,300	USD	526,760	State Street Bank and Trust Company	10/1/2015	$1,983	-	$1,983
AUD	682,989	USD	477,861	State Street Bank and Trust Company	10/2/2015	1,531	-	1,531
AUD	730,177	USD	513,232	State Street Bank and Trust Company	10/6/2015	-	($834)	(834)
CAD	326,337	USD	243,774	Bank of America, N.A.	10/1/2015	766	-	766
CAD	318,816	USD	237,564	Brown Brothers Harriman & Company	10/2/2015	1,339	-	1,339
CAD	153,461	USD	114,964	State Street Bank and Trust Company	10/5/2015	29	-	29
HKD	7,349,219	USD	948,284	Bank of America, N.A.	10/2/2015	-	(4)	(4)
HKD	1,047,753	USD	135,194	State Street Bank and Trust Company	10/5/2015	-	(1)	(1)
JPY	98,136,135	USD	816,311	Bank of America, N.A.	10/1/2015	1,728	-	1,728
JPY	87,418,351	USD	729,024	Bank of America, N.A.	10/2/2015	-	(325)	(325)
JPY	67,001,409	USD	558,256	Deutsche Bank AG London	10/5/2015	273	-	273
USD	13,033	SGD	18,612	State Street Bank and Trust Company	10/1/2015	-	(46)	(46)
USD	110,959	EUR	98,838	Bank of America, N.A.	10/1/2015	517	-	517
USD	14,214	SGD	20,323	State Street Bank and Trust Company	10/2/2015	-	(67)	(67)
USD	112,880	EUR	100,326	State Street Bank and Trust Company	10/2/2015	774	-	774
USD	14,263	SGD	20,302	State Street Bank and Trust Company	10/5/2015	-	(2)	(2)
USD	150,718	EUR	134,858	State Street Bank and Trust Company	10/5/2015	20	-	20
						$8,960	($1,279)	$7,681

Investment Quality Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and as a substitute for securities purchased.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BRL	743,000	USD	176,955	State Street Bank and Trust Company	12/2/2015	$6,440	-	$6,440
CNY	1,110,000	USD	177,062	JPMorgan Chase Bank, N.A.	7/28/2016	-	($5,250)	(5,250)
EUR	1,000	USD	1,124	HSBC Bank USA	12/16/2015	-	(5)	(5)
EUR	1,000	USD	1,124	JPMorgan Chase Bank, N.A.	12/16/2015	-	(5)	(5)
EUR	130,000	USD	148,968	Bank of America, N.A.	3/15/2017	-	(1,547)	(1,547)
EUR	160,000	USD	183,459	UBS AG	3/15/2017	-	(2,018)	(2,018)
HUF	13,300,000	USD	47,983	HSBC Bank USA	12/16/2015	-	(586)	(586)
IDR	2,724,000,000	USD	176,311	Goldman Sachs International	5/18/2016	-	(3,803)	(3,803)
INR	12,960,000	USD	191,787	Deutsche Bank AG London	12/16/2015	3,125	-	3,125
KES	18,337,000	USD	167,614	Citibank, N.A.	12/16/2015	5,054	-	5,054
MXN	3,030,000	USD	178,914	Royal Bank of Canada	12/16/2015	-	(738)	(738)
MXN	1,630,000	USD	96,103	Standard Chartered Bank	12/16/2015	-	(252)	(252)
MYR	1,015,000	USD	240,521	Barclays Bank PLC Wholesale	12/16/2015	-	(10,707)	(10,707)
MYR	1,015,000	USD	232,798	Goldman Sachs International	12/16/2015	-	(2,984)	(2,984)
MYR	1,015,000	USD	228,090	JPMorgan Chase Bank, N.A.	12/16/2015	1,725	-	1,725
NGN	61,131,000	USD	336,810	BNP Paribas SA	10/8/2015	-	(30,193)	(30,193)
RSD	20,000,000	USD	187,091	Citibank, N.A.	12/16/2015	-	(949)	(949)
RSD	1,707,000	USD	15,941	Goldman Sachs International	12/16/2015	-	(54)	(54)
TRY	395,000	USD	126,194	HSBC Bank USA	12/16/2015	1,372	-	1,372
USD	90,864	BRL	365,000	HSBC Bank USA	12/2/2015	770	-	770
USD	832,640	BRL	3,417,000	Morgan Stanley and Company International PLC	12/2/2015	-	(10,783)	(10,783)
USD	135,812	CNY	895,000	Deutsche Bank AG London	7/28/2016	-	(2,721)	(2,721)
USD	32,700	CNY	215,000	Goldman Sachs International	7/28/2016	-	(579)	(579)
USD	7,895	COP	24,759,000	BNP Paribas SA	12/16/2015	-	(53)	(53)
USD	76,543	COP	236,900,000	Goldman Sachs International	12/16/2015	491	-	491
USD	38,132	COP	117,407,000	Morgan Stanley and Company International PLC	12/16/2015	440	-	440
USD	19,753	COP	62,134,000	State Street Bank and Trust Company	12/16/2015	-	(194)	(194)
USD	95,714	CRC	52,030,000	Citibank, N.A.	12/16/2015	-	(1,518)	(1,518)
USD	212,775	CZK	5,110,000	BNP Paribas SA	12/16/2015	2,290	-	2,290
USD	2,938,413	EUR	2,613,000	Citibank, N.A.	10/30/2015	17,423	-	17,423
USD	392,401	EUR	365,000	Bank of America, N.A.	3/15/2017	-	(21,511)	(21,511)
USD	1,015,078	GBP	668,000	Royal Bank of Scotland PLC	10/30/2015	4,695	-	4,695
USD	615,749	GBP	401,000	JPMorgan Chase Bank, N.A.	12/16/2015	9,324	-	9,324
USD	497,908	HKD	3,860,000	Deutsche Bank AG London	12/16/2015	-	(136)	(136)
USD	90,770	HUF	25,600,000	Goldman Sachs International	12/16/2015	-	(461)	(461)
USD	84,517	IDR	1,220,000,000	Barclays Bank PLC Wholesale	5/18/2016	7,256	-	7,256
USD	103,903	IDR	1,504,000,000	JPMorgan Chase Bank, N.A.	5/18/2016	8,657	-	8,657
USD	193,173	INR	12,960,000	JPMorgan Chase Bank, N.A.	12/16/2015	-	(1,739)	(1,739)
USD	33,489	KES	3,667,000	Barclays Bank PLC Wholesale	12/16/2015	-	(1,041)	(1,041)

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	133,365	KES	14,670,000	Standard Chartered Bank	12/16/2015	-	(4,773)	(4,773)
USD	191,424	MXN	3,250,000	JPMorgan Chase Bank, N.A.	12/16/2015	311	-	311
USD	1,117,065	MXN	18,950,000	Royal Bank of Canada	12/16/2015	2,729	-	2,729
USD	460,631	MYR	2,030,000	Deutsche Bank AG London	12/16/2015	1,002	-	1,002
USD	601,967	MYR	2,610,000	HSBC Bank USA	12/16/2015	11,016	-	11,016
USD	277,357	NGN	61,131,000	Citibank, N.A.	10/8/2015	-	(29,260)	(29,260)
USD	26,500	NGN	5,936,000	Citibank, N.A.	12/16/2015	-	(2,561)	(2,561)
USD	237,359	PLN	900,000	Bank of America, N.A.	12/16/2015	1,036	-	1,036
USD	41,521	RON	165,000	JPMorgan Chase Bank, N.A.	12/16/2015	-	(150)	(150)
USD	273,896	RUB	18,666,000	BNP Paribas SA	12/16/2015	-	(5,173)	(5,173)
USD	205,881	RUB	14,004,000	Credit Suisse International	12/16/2015	-	(3,488)	(3,488)
USD	54,354	RUB	3,670,000	JPMorgan Chase Bank, N.A.	12/16/2015	-	(515)	(515)
USD	116,124	THB	4,260,000	Citibank, N.A.	12/16/2015	-	(930)	(930)
USD	126,773	TRY	395,000	Bank of America, N.A.	12/16/2015	-	(793)	(793)
USD	450,696	UYU	13,405,000	HSBC Bank USA	12/2/2015	2,219	-	2,219
USD	230,937	UYU	6,860,000	Citibank, N.A.	12/16/2015	2,727	-	2,727
USD	182,733	ZAR	2,568,000	BNP Paribas SA	12/17/2015	-	(123)	(123)
USD	248,749	ZAR	3,474,000	Citibank, N.A.	12/17/2015	1,381	-	1,381
USD	175,046	ZAR	2,491,000	Goldman Sachs International	12/17/2015	-	(2,327)	(2,327)
USD	254,833	ZAR	3,591,000	JPMorgan Chase Bank, N.A.	12/17/2015	-	(866)	(866)
ZAR	4,597,000	USD	323,572	Goldman Sachs International	12/17/2015	3,760	-	3,760
						$95,243	($150,786)	($55,543)

Mutual Shares Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to maintain diversity and liquidity of the portfolio.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
EUR	2,669,795	USD	2,980,952	Bank of America, N.A.	11/18/2015	$4,446	-	$4,446
EUR	323,190	USD	360,781	Barclays Bank PLC Wholesale	11/18/2015	613	-	613
EUR	2,101,547	USD	2,355,816	Credit Suisse International	11/18/2015	-	($5,837)	(5,837)
EUR	1,332,375	USD	1,498,875	Deutsche Bank AG London	11/18/2015	-	(8,997)	(8,997)
EUR	1,271,712	USD	1,430,167	HSBC Bank PLC	11/18/2015	-	(8,122)	(8,122)
EUR	2,170,476	USD	2,422,667	State Street Bank and Trust Company	11/18/2015	4,385	-	4,385
GBP	348,177	USD	529,468	Bank of America, N.A.	2/19/2016	-	(3,025)	(3,025)
GBP	151,058	USD	236,703	Barclays Bank PLC Wholesale	2/19/2016	-	(8,304)	(8,304)
GBP	947,250	USD	1,485,863	Credit Suisse International	2/19/2016	-	(53,625)	(53,625)
GBP	109,381	USD	167,587	Deutsche Bank AG London	2/19/2016	-	(2,203)	(2,203)
GBP	385,395	USD	607,197	HSBC Bank PLC	2/19/2016	-	(24,481)	(24,481)
GBP	614,058	USD	958,948	State Street Bank and Trust Company	2/19/2016	-	(30,496)	(30,496)
KRW	177,914,327	USD	148,942	Bank of America, N.A.	11/12/2015	944	-	944
KRW	276,544,845	USD	233,398	Credit Suisse International	11/12/2015	-	(421)	(421)
KRW	424,107,470	USD	355,846	HSBC Bank PLC	11/12/2015	1,448	-	1,448
USD	6,679,100	EUR	5,861,680	Bank of America, N.A.	11/18/2015	124,493	-	124,493

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	407,752	EUR	367,355	Credit Suisse International	11/18/2015	-	(3,030)	(3,030)
USD	4,997,738	EUR	4,419,493	Deutsche Bank AG London	11/18/2015	55,804	-	55,804
USD	4,089,282	EUR	3,597,635	HSBC Bank PLC	11/18/2015	66,361	-	66,361
USD	1,014,468	EUR	907,084	State Street Bank and Trust Company	11/18/2015	155	-	155
USD	141,128	EUR	127,109	Bank of America, N.A.	1/20/2016	-	(1,195)	(1,195)
USD	31,668	EUR	28,974	Barclays Bank PLC Wholesale	1/20/2016	-	(774)	(774)
USD	7,438,944	EUR	6,788,992	Credit Suisse International	1/20/2016	-	(162,594)	(162,594)
USD	162,779	EUR	146,398	Deutsche Bank AG London	1/20/2016	-	(1,141)	(1,141)
USD	7,448,736	EUR	6,798,827	HSBC Bank PLC	1/20/2016	-	(163,814)	(163,814)
USD	114,853	EUR	101,307	State Street Bank and Trust Company	1/20/2016	1,421	-	1,421
USD	19,448,406	GBP	12,486,709	Credit Suisse International	2/19/2016	568,551	-	568,551
USD	17,505,010	GBP	11,235,565	Deutsche Bank AG London	2/19/2016	516,877	-	516,877
USD	908,754	KRW	1,061,749,904	Bank of America, N.A.	11/12/2015	14,272	-	14,272
USD	1,025,058	KRW	1,196,522,617	Credit Suisse International	11/12/2015	17,037	-	17,037
USD	1,626,708	KRW	1,907,052,672	HSBC Bank PLC	11/12/2015	20,092	-	20,092
USD	430,967	KRW	508,662,597	Bank of America, N.A.	2/12/2016	3,196	-	3,196
USD	163,653	KRW	192,136,171	Credit Suisse International	2/12/2016	2,073	-	2,073
USD	1,728,537	KRW	2,032,561,861	HSBC Bank PLC	2/12/2016	19,208	-	19,208
						$1,421,376	($478,059)	$943,317

New Income Trust

"The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
INR	263,190,000	USD	4,083,948	Bank of America, N.A.	10/16/2015	-	($82,328)	($82,328)
USD	1,935,338	AUD	2,770,000	HSBC Bank USA	12/4/2015	-	(2,411)	(2,411)
USD	5,281,211	BRL	19,400,000	Morgan Stanley and Company International PLC	12/2/2015	$492,683	-	492,683
USD	4,225,088	EUR	3,755,000	Deutsche Bank AG London	1/8/2016	21,756	-	21,756
USD	1,981,420	INR	131,170,000	HSBC Bank USA	10/16/2015	-	(12,928)	(12,928)
USD	5,727,936	MXN	97,710,000	Morgan Stanley and Company International PLC	1/8/2016	-	(7,860)	(7,860)
USD	2,286,608	ZAR	31,290,000	Morgan Stanley and Company International PLC	12/4/2015	53,288	-	53,288
						$567,727	($105,527)	$462,200

Real Return Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BRL	4,833,098	USD	1,216,516	Deutsche Bank AG London	10/2/2015	$2,578	-	$2,578
BRL	1,314,420	USD	360,155	Goldman Sachs Bank USA	10/2/2015	-	($28,607)	(28,607)
BRL	4,218,258	USD	1,171,689	JPMorgan Chase Bank, N.A.	10/2/2015	-	(107,682)	(107,682)
BRL	3,984,858	USD	984,645	Deutsche Bank AG London	11/4/2015	9,474	-	9,474
EUR	61,000	USD	69,156	Citibank, N.A.	10/2/2015	-	(995)	(995)
EUR	642,000	USD	723,873	Goldman Sachs Bank USA	10/2/2015	-	(6,502)	(6,502)
EUR	433,000	USD	489,181	JPMorgan Chase Bank, N.A.	10/2/2015	-	(5,347)	(5,347)
EUR	7,732,000	USD	8,649,788	UBS AG	10/2/2015	-	(10,055)	(10,055)
EUR	80,000	USD	89,681	Goldman Sachs Bank USA	11/3/2015	-	(246)	(246)
EUR	55,000	USD	61,703	JPMorgan Chase Bank, N.A.	11/3/2015	-	(217)	(217)
GBP	3,094,000	USD	4,690,083	Morgan Stanley Bank, N.A.	10/2/2015	-	(9,636)	(9,636)
GBP	182,000	USD	278,665	Citibank, N.A.	11/12/2015	-	(3,399)	(3,399)
GBP	1,411,000	USD	2,169,436	Goldman Sachs Bank USA	11/12/2015	-	(35,375)	(35,375)
GBP	142,000	USD	216,197	JPMorgan Chase Bank, N.A.	11/12/2015	-	(1,429)	(1,429)
INR	61,513,384	USD	955,028	Bank of America, N.A.	10/20/2015	-	(20,440)	(20,440)
INR	48,969,174	USD	752,793	Citibank, N.A.	11/18/2015	-	(12,668)	(12,668)
JPY	78,900,000	USD	656,953	Morgan Stanley Bank, N.A.	10/2/2015	739	-	739
MXN	2,623,000	USD	153,607	UBS AG	12/18/2015	613	-	613
PLN	239,422	USD	62,451	UBS AG	10/21/2015	515	-	515
SGD	440,827	USD	307,625	Citibank, N.A.	10/9/2015	2,088	-	2,088
USD	100,895	AUD	143,000	Goldman Sachs Bank USA	11/12/2015	745	-	745
USD	1,224,722	BRL	4,833,098	Deutsche Bank AG London	10/2/2015	5,628	-	5,628
USD	330,846	BRL	1,314,420	Goldman Sachs Bank USA	10/2/2015	-	(701)	(701)
USD	1,075,670	BRL	4,218,258	JPMorgan Chase Bank, N.A.	10/2/2015	11,662	-	11,662
USD	1,400,000	BRL	4,527,160	JPMorgan Chase Bank, N.A.	4/4/2016	324,667	-	324,667
USD	240,000	CNY	1,546,920	Barclays Capital	11/3/2015	-	(2,832)	(2,832)
USD	20,101	EUR	18,000	Citibank, N.A.	10/2/2015	-	(13)	(13)
USD	8,946,945	EUR	7,851,000	HSBC Bank USA	10/2/2015	174,241	-	174,241
USD	1,131,855	EUR	999,000	JPMorgan Chase Bank, N.A.	10/2/2015	15,572	-	15,572
USD	8,653,848	EUR	7,732,000	UBS AG	11/3/2015	9,952	-	9,952
USD	4,862,945	GBP	3,094,000	HSBC Bank USA	10/2/2015	182,498	-	182,498
USD	4,689,350	GBP	3,094,000	Morgan Stanley Bank, N.A.	11/3/2015	9,610	-	9,610
USD	116,130	GBP	74,000	Goldman Sachs Bank USA	11/12/2015	4,209	-	4,209
USD	235,772	GBP	154,000	JPMorgan Chase Bank, N.A.	11/12/2015	2,856	-	2,856
USD	150,000	INR	9,959,700	JPMorgan Chase Bank, N.A.	11/2/2015	-	(964)	(964)
USD	360,000	INR	23,994,000	UBS AG	11/2/2015	-	(3,688)	(3,688)
USD	660,460	JPY	78,900,000	HSBC Bank USA	10/2/2015	2,768	-	2,768
USD	2,400,000	JPY	287,280,000	Bank of America, N.A.	10/26/2015	4,622	-	4,622
USD	320,000	JPY	38,322,880	Citibank, N.A.	10/26/2015	459	-	459

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	657,223	JPY	78,900,000	Morgan Stanley Bank, N.A.	11/4/2015	-	(728)	(728)
USD	33,940	JPY	4,100,000	Goldman Sachs Bank USA	11/12/2015	-	(253)	(253)
USD	306,722	KRW	348,728,000	HSBC Bank USA	10/20/2015	12,705	-	12,705
USD	50,000	KRW	59,610,000	JPMorgan Chase Bank, N.A.	10/20/2015	-	(258)	(258)
USD	1,509,155	MXN	25,682,051	BNP Paribas SA	12/18/2015	-	(828)	(828)
USD	422,140	NZD	668,000	Goldman Sachs Bank USA	11/12/2015	-	(3,631)	(3,631)
USD	101,059	SGD	143,000	Citibank, N.A.	10/9/2015	591	-	591
USD	100,437	SGD	141,000	Credit Suisse International	10/9/2015	1,374	-	1,374
USD	110,000	SGD	156,827	HSBC Bank USA	10/9/2015	-	(182)	(182)
USD	306,737	SGD	440,827	Citibank, N.A.	12/10/2015	-	(2,331)	(2,331)
USD	50,000	TWD	1,627,500	Deutsche Bank AG London	10/20/2015	571	-	571
USD	50,000	TWD	1,628,000	HSBC Bank USA	10/20/2015	556	-	556
USD	130,000	TWD	4,312,100	Nomura Global Financial Products, Inc.	10/20/2015	-	(962)	(962)
USD	90,000	TWD	2,941,000	UBS AG	10/20/2015	680	-	680
						$781,973	($259,969)	$522,004

Strategic Income Opportunities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and enhance potential gain/income.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AUD	1,600,000	NZD	1,757,120	Australia and New Zealand Banking Group	10/1/2015	-	($286)	($286)
AUD	1,008,065	NZD	1,133,538	Australia and New Zealand Banking Group	12/16/2015	-	(16,066)	(16,066)
CAD	6,393,562	EUR	4,300,000	U.S. Bank	12/16/2015	-	(21,475)	(21,475)
NZD	1,764,064	AUD	1,600,000	Australia and New Zealand Banking Group	10/1/2015	$4,726	-	4,726
NZD	6,350,000	CAD	5,254,625	Royal Bank of Canada	12/16/2015	101,725	-	101,725
SGD	2,846,850	USD	2,000,000	Standard Chartered Bank	12/16/2015	-	(4,446)	(4,446)
USD	21,880,260	AUD	31,079,915	Australia and New Zealand Banking Group	12/16/2015	151,698	-	151,698
USD	8,774,002	CAD	11,655,033	Royal Bank of Canada	12/16/2015	43,144	-	43,144
USD	4,218,555	EUR	3,770,000	HSBC Bank USA	12/16/2015	597	-	597
USD	3,170,762	GBP	2,064,076	HSBC Bank USA	12/16/2015	49,302	-	49,302
USD	10,629,179	NOK	88,244,505	Goldman Sachs Bank USA	12/16/2015	275,773	-	275,773
USD	44,375,332	NZD	70,887,112	State Street Bank and Trust Company	12/16/2015	-	(702,145)	(702,145)
USD	11,246,146	SEK	94,355,167	Citibank, N.A.	12/16/2015	-	(47,061)	(47,061)
USD	40,464,827	SGD	57,623,532	HSBC Bank USA	12/16/2015	72,502	-	72,502
						$699,467	($791,479)	($92,012)

Utilities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
EUR	165,469	USD	182,610	Barclays Bank PLC Wholesale	10/9/2015	$2,304	-	$2,304
EUR	59,183	USD	65,857	Citibank, N.A.	10/9/2015	281	-	281
EUR	514,834	USD	586,626	Credit Suisse International	10/9/2015	-	($11,295)	(11,295)
EUR	2,137,455	USD	2,447,304	Deutsche Bank AG London	10/9/2015	-	(58,678)	(58,678)
EUR	981,721	USD	1,080,875	Goldman Sachs International	10/9/2015	16,207	-	16,207
EUR	45,675	USD	51,418	HSBC Bank USA	10/9/2015	-	(376)	(376)
EUR	2,330,157	USD	2,635,791	JPMorgan Chase Bank, N.A.	10/9/2015	-	(31,820)	(31,820)
EUR	727,393	USD	812,138	Morgan Stanley Capital Services, Inc.	10/9/2015	730	-	730
EUR	1,173,476	USD	1,284,133	UBS AG	10/9/2015	27,237	-	27,237
GBP	180,000	USD	284,239	Deutsche Bank AG London	10/9/2015	-	(11,955)	(11,955)
GBP	101,000	USD	157,271	Royal Bank of Scotland PLC	10/9/2015	-	(4,490)	(4,490)
USD	2,567,637	EUR	2,344,238	Citibank, N.A.	10/9/2015	-	(52,072)	(52,072)
USD	1,161,199	EUR	1,047,198	Credit Suisse International	10/9/2015	-	(9,053)	(9,053)
USD	3,410,986	EUR	3,077,507	Deutsche Bank AG London	10/9/2015	-	(28,158)	(28,158)
USD	9,622,277	EUR	8,676,011	Goldman Sachs International	10/9/2015	-	(73,248)	(73,248)
USD	18,447,779	EUR	16,646,059	JPMorgan Chase Bank, N.A.	10/9/2015	-	(154,354)	(154,354)
USD	720,605	EUR	656,359	Merrill Lynch International	10/9/2015	-	(12,881)	(12,881)
USD	128,261	EUR	116,561	Morgan Stanley Capital Services, Inc.	10/9/2015	-	(1,997)	(1,997)
USD	4,719,078	EUR	4,160,182	Deutsche Bank AG London	12/17/2015	64,472	-	64,472
USD	2,488,242	GBP	1,600,583	Barclays Bank PLC Wholesale	10/9/2015	67,057	-	67,057
USD	2,490,962	GBP	1,600,583	Merrill Lynch International	10/9/2015	69,777	-	69,777
USD	152,016	GBP	99,184	Morgan Stanley Capital Services, Inc.	10/9/2015	1,982	-	1,982
USD	126,913	GBP	82,700	UBS AG	10/9/2015	1,814	-	1,814
						$251,861	($450,377)	($198,516)

Currency abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NGN	Nigerian Naira
CNY	Chinese Yuan Renminbi	NOK	Norwegian Krone
COP	Colombian Peso	NZD	New Zealand Dollar
CRC	Costa Rican Colon	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian Leu
DKK	Danish Krone	RSD	Serbian Dinar
EUR	Euro	RUB	Russian Ruble
GBP	Pound Sterling	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
INR	Indian Rupee	TWD	New Taiwan Dollar
JPY	Japanese Yen	USD	U.S. Dollar
KES	Kenyan Shilling	UYU	Uruguayan Peso
KRW	Korean Won	ZAR	South African Rand

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the portfolio purchases an option, the premium paid by the portfolio is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended September 30, 2015, the Global Bond Trust used purchased options to manage duration of the portfolio, manage against anticipated interest rate changes and currency exchange rates, to maintain diversity and liquidity of the portfolio and to gain exposure to foreign currencies.

Investment Quality Bond Trust used purchased options to manage against anticipated currency exchange rates.

Real Return Bond Trust used purchased options to manage duration of the portfolio, manage against anticipated interest rate changes and to maintain diversity and liquidity of the portfolio.

Strategic Income Opportunities Trust used purchased options to manage against anticipated currency exchange rates.

The following tables summarize the portfolios’ written options activities during the period ended September 30, 2015. In addition, the tables detail how the portfolios used written option contracts held during the period ended September 30, 2015.

	Number of Contracts/Notional	Premiums Received
Alpha Opportunities Trust
Outstanding, beginning of period	17	$5,838
Options written	-	-
Options closed	-	-
Options exercised	-	-
Options expired	(17)	(5,838)
Outstanding, end of period	-	-

Capital Appreciation Value Trust
Outstanding, beginning of period	4,978	$1,158,922
Options written	1,689	411,329
Options closed	(2,011)	(507,528)
Options exercised	(2,399)	(483,496)
Options expired	(596)	(189,635)
Outstanding, end of period	1,661	$389,592

Global Bond Trust
Outstanding, beginning of period	115,900,000	$2,617,351
Options written	348,311,127	2,069,759
Option closed	(158,500,000)	(2,196,290)
Options exercised	(11,200,224)	(224,926)
Options expired	(187,720,857)	(1,767,206)
Outstanding, end of period	106,790,046	$498,688

Health Sciences Trust
Outstanding, beginning of period	119	$86,611
Options written	387	253,112
Option closed	(115)	(96,995)
Options exercised	(70)	(38,881)
Options expired	(187)	(109,399)
Outstanding, end of period	134	$94,448

Real Return Bond Trust
Outstanding, beginning of period	19,370,000	$246,267
Options written	54,742,035	422,177
Option closed	(22,500,000)	(196,696)
Options exercised	(6,351,015)	(43,583)
Options expired	(19,591,020)	(124,260)
Outstanding, end of period	25,670,000	$303,905

Capital Appreciation Value Trust
The portfolio used written options to manage against changes in securities market and to gain exposure to certain securities.
Counterparty	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Calls (OTC)
Citigroup Global Markets	Altria Group, Inc.	$55.00	Jan 2016	218	$27,235	($45,889)
Citigroup Global Markets	American Tower Corp.	105.00	Jan 2016	18	6,449	(495)
Citigroup Global Markets	American Tower Corp.	110.00	Jan 2016	30	7,140	(375)
Citigroup Global Markets	American Tower Corp.	115.00	Jan 2016	35	9,249	(263)
Morgan Stanley & Company, Inc.	CVS Health Corp.	90.00	Jan 2016	66	16,687	(60,885)
Morgan Stanley & Company, Inc.	CVS Health Corp.	95.00	Jan 2016	66	10,097	(37,950)
Citigroup Global Markets	CVS Health Corp.	110.00	Jan 2016	91	21,995	(6,643)
Morgan Stanley & Company, Inc.	CVS Health Corp.	115.00	Jan 2016	27	7,437	(796)
Morgan Stanley & Company, Inc.	CVS Health Corp.	120.00	Jan 2016	27	3,676	(284)
Citigroup Global Markets	Google, Inc.	590.00	Jan 2016	11	27,882	(52,140)
Morgan Stanley & Company, Inc.	Lowe's Companies, Inc.	60.00	Jan 2016	166	32,672	(164,340)
Morgan Stanley & Company, Inc.	Lowe's Companies, Inc.	75.00	Jan 2016	58	7,136	(6,583)
Citigroup Global Markets	Mondelez International, Inc.	45.00	Jan 2016	95	8,103	(12,872)
Citigroup Global Markets	Pentair, Inc.	70.00	Nov 2015	10	2,480	(150)
Morgan Stanley & Company, Inc.	PepsiCo, Inc.	100.00	Jan 2016	99	24,860	(11,484)
Morgan Stanley & Company, Inc.	PepsiCo, Inc.	105.00	Jan 2016	57	11,678	(2,052)
Morgan Stanley & Company, Inc.	PepsiCo, Inc.	110.00	Jan 2016	94	15,708	(705)
Citigroup Global Markets	The Boeing Company	140.00	Jan 2016	7	3,232	(2,240)
Citigroup Global Markets	Thermo Fisher Scientific, Inc.	150.00	Jan 2016	70	23,793	(1,750)
Citigroup Global Markets	United Health Group, Inc.	100.00	Jan 2016	52	24,079	(95,290)
Citigroup Global Markets	United Health Group, Inc.	105.00	Jan 2016	52	16,466	(74,750)
Citigroup Global Markets	Visa, Inc.	75.00	Jan 2016	136	26,235	(20,060)
Calls (Exchange-Traded)
	Google, Inc.	590.00	Jan 2016	4	10,855	(27,320)
	Visa, Inc.	70.00	Jan 2016	88	28,949	(30,360)
	Visa, Inc.	75.00	Jan 2016	84	15,499	(12,390)
				1,661	$389,592	($668,066)

Health Sciences Trust
The portfolio used written options to manage against changes in securities market and to gain exposure to certain securities.
	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Calls (Exchange-Traded)
	BioMarin Pharmaceutical, Inc.	$180.00	Jan 2016	3	$2,100	($353)
	Bluebird Bio, Inc.	240.00	Nov 2015	22	24,158	(715)
	Humana, Inc.	220.00	Nov 2015	19	17,043	(570)
	Gilead Sciences, Inc.	125.00	Jan 2016	90	51,147	(6,210)
				134	$94,448	($7,848)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Trust
The portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	0.40%	Apr 2016	EUR	9,500,000	$34,835	($4,943)
10-Year Interest Rate Swap	JPMorgan Chase Bank, N.A.	6-Month GBP LIBOR	Receive	1.70%	Dec 2015	GBP	4,300,000	31,376	(46,071)
								$66,211	($51,014)
Puts
5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.40%	Apr 2016	EUR	9,500,000	$82,684	($245,068)
10-Year Interest Rate Swap	JPMorgan Chase Bank, N.A.	6-Month GBP LIBOR	Receive	2.25%	Dec 2015	GBP	4,300,000	28,122	(12,992)
								$110,806	($258,060)

Real Return Bond Trust
The portfolio used interest rate swaptions to manage duration of the portfolio and maintain diversity and liquidity of the portfolio.
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
1-Year Interest Rate Swap	Morgan Stanley & Company, Inc.	3-Month USD LIBOR	Receive	0.52%	Jan 2016	USD	1,500,000	$900	($798)
1-Year Interest Rate Swap	Morgan Stanley & Company, Inc.	3-Month USD LIBOR	Receive	0.66%	Jan 2016	USD	1,500,000	1,500	(1,751)
5-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	2.80%	Oct 2015	USD	1,100,000	2,915	(7,192)
5-Year Interest Rate Swap	Goldman Sachs Capital Markets	3-Month USD LIBOR	Receive	2.50%	Feb 2016	USD	5,400,000	17,280	(32,707)
10-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	2.35%	Sep 2015	USD	1,600,000	10,400	(49,506)
30-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	2.25%	Feb 2016	USD	900,000	11,730	(15,203)
								$44,725	($107,157)
Puts
5-Year Interest Rate Swap	Morgan Stanley & Company, Inc.	3-Month USD LIBOR	Receive	2.50%	Dec 2017	USD	4,200,000	$140,000	($75,359)
10-Year Interest Rate Swap	BNP Paribas SA	3-Month USD LIBOR	Receive	2.75%	Oct 2015	USD	300,000	1,606	-
10-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	2.85%	Sep 2015	USD	1,600,000	13,760	-
10-Year Interest Rate Swap	Morgan Stanley & Company, Inc.	3-Month USD LIBOR	Receive	2.75%	Oct 2015	USD	700,000	4,155	-
30-Year Interest Rate Swap	BNP Paribas SA	3-Month USD LIBOR	Receive	3.12%	Oct 2015	USD	200,000	2,702	-
30-Year Interest Rate Swap	Morgan Stanley & Company, Inc.	3-Month USD LIBOR	Receive	3.12%	Oct 2015	USD	300,000	4,658	-
								$166,881	($75,359)

Foreign Currency Options (OTC)

Global Bond Trust
The portfolio used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.
Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
U.S. Dollar versus Brazilian Real	Credit Suisse International	5.00	Dec 2015	USD	3,600,000	$38,070	($26,694)
U.S. Dollar versus Chinese Yuan Renminbi	HSBC Bank USA	6.60	Feb 2016	USD	2,200,000	24,690	(18,744)
U.S. Dollar versus Chinese Yuan Renminbi	JPMorgan Chase Bank, N.A.	6.60	Feb 2016	USD	1,790,000	20,406	(15,251)
						$83,166	($60,689)
Puts
U.S. Dollar versus Mexican Peso	Bank of America, N.A.	15.75	Oct 2015	USD	3,500,000	$12,688	($3)
U.S. Dollar versus Mexican Peso	Bank of America, N.A.	15.90	Oct 2015	USD	3,500,000	19,337	(7)
						$32,025	($10)

Real Return Bond Trust
The portfolio used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.
Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
U.S. Dollar versus Brazilian Real	Credit Suisse International	4.00	Mar 2016	USD	700,000	$29,590	($61,512)
						$29,590	($61,512)
Puts
Euro versus U.S. Dollar	Goldman Sachs Bank USA	1.09	Nov 2015	EUR	350,000	$3,606	($2,315)
Euro versus U.S. Dollar	Goldman Sachs Bank USA	1.10	Nov 2015	EUR	320,000	3,457	(3,376)
						$7,063	($5,691)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

Global Bond Trust
The portfolio used credit default swaptions to take a long position in the exposure of the benchmark credit.
Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
5-Year Credit Default Swap	BNP Paribas SA	ITRAXX.MAIN24	Sell	0.70%	Dec 2015	EUR	14,500,000	$16,949	($7,238)
5-Year Credit Default Swap	JPMorgan Chase Bank, N.A.	ITRAXX.MAIN23	Sell	0.65%	Dec 2015	EUR	16,800,000	31,749	(7,821)
								$48,698	($15,059)
Puts
5-Year Credit Default Swap	BNP Paribas SA	ITRAXX.MAIN24	Sell	0.90%	Dec 2015	EUR	14,500,000	$56,093	($96,771)
5-Year Credit Default Swap	JPMorgan Chase Bank, N.A.	ITRAXX.MAIN23	Sell	0.80%	Dec 2015	EUR	16,800,000	54,021	(117,920)
								$110,114	($214,691)

Options on Exchange-Traded Future Contracts

Global Bond Trust
The portfolio used written options to manage against anticipated interest rate changes.
Name of Issuer	Exercise Price	Expiration Date		Number of Contracts	Premium	Value
Calls
Euro BUND	157.50	Oct 2015	EUR	46	$21,868	($19,018)
				46	$21,868	($19,018)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Trust
The portfolio used inflation floors to manage duration of the portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased.
Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Floor-OTC CPURNSA Index	Citibank, N.A.	217.965	Maximum of ((1+0.0%)10 - (Index Final/Index Initial)) or $0	Sep 2020	USD	2,000,000	$25,800	($2,280)
							$25,800	($2,280)

Real Return Bond Trust
The portfolio used inflation floors to manage duration of the portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased.
Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Floor- OTC CPURNSA Index	Citibank, N.A.	216.687	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2020	USD	2,600,000	$23,160	($2,641)
Floor- OTC CPURNSA Index	Citibank, N.A.	219.965	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	200,000	2,580	(228)
Floor- OTC YOY CPURNSA Index	BNP Paribas SA	236.293	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2018	USD	100,000	860	(632)
Floor- OTC YOY CPURNSA Index	JPMorgan Chase Bank, N.A.	234.812	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2020	USD	900,000	10,170	(12,730)
							$36,770	($16,231)

Inflation Caps (OTC)

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure) or “cap”.

Real Return Bond Trust
The portfolio used inflation caps to manage duration of the portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased.
Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Floor- Eurostat Eurozone HICP Ex Tob	Goldman Sachs Capital Markets, L.P.	117.200	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Jun 2035	EUR	300,000	$13,648	($5,431)
Floor- OTC CPURNSA Index	Deutsche Bank AG	236.119	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Jun 2016	USD	200,000	168	(1)
Floor- OTC CPURNSA Index	JPMorgan Chase Bank, N.A.	233.916	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2024	USD	600,000	4,365	(1,166)
Floor- OTC CPURNSA Index	JPMorgan Chase Bank, N.A.	234.781	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	May 2024	USD	100,000	695	(200)
							$18,876	($6,798)

The following are abbreviations for the tables above:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
HICP EX Tob	Harmonized Index of Consumer Prices excluding Tobacco
YOY	Year over Year

Swaps. Swap agreements are agreements between the portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolio are amortized/accreted for financial reporting purposes.  A termination payment by the counterparty or the portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held at September 30, 2015. In addition, the tables detail how the portfolios used interest rate swap contracts during the period ended September 30, 2015.

Global Bond Trust
The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

JPMorgan Chase Bank	13,151,594	BRL	$5,190,967	BRL-CDI	Fixed 11.320%	Jan 2016	($1,972)	($24,561)	($26,533)
Exchanged Cleared Swaps
	200,000	EUR	224,540	EUR-EURIBOR-Reuters	Fixed 0.500%	Mar 2021	(807)	1,479	672
	24,400,000	EUR	27,243,819	EUR-EURIBOR-Reuters	Fixed 0.493%	Mar 2021	-	72,382	72,382
	6,800,000	EUR	7,617,016	EUR-EURIBOR-Reuters	Fixed 1.000%	Mar 2026	(76,054)	38,160	(37,894)
	2,400,000	EUR	2,709,960	Fixed 2.307%	EUR-EURIBOR-Reuters	Oct 2044	(303,375)	133,000	(170,375)
	17,450,000	EUR	19,542,405	Fixed 1.500%	EUR-EURIBOR-Reuters	Mar 2046	844,758	(596,318)	248,440
	11,300,000	GBP	17,481,996	Fixed 1.500%	GBP-LIBOR-BBA	Mar 2018	(76,350)	(62,191)	(138,541)
	23,100,000	GBP	36,048,689	Fixed 1.750%	GBP-LIBOR-BBA	Sep 2018	20,641	(345,828)	(325,187)
	7,400,000	GBP	11,417,093	GBP-LIBOR-BBA	Fixed 1.750%	Mar 2021	59,076	54,647	113,723
	2,100,000	GBP	3,253,741	Fixed 2.000%	GBP-LIBOR-BBA	Mar 2026	30,375	(60,937)	(30,562)
	8,200,000	GBP	12,769,607	Fixed 2.250%	GBP-LIBOR-BBA	Mar 2046	(53,848)	(399,376)	(453,224)
	10,040,000,000	JPY	83,697,526	JPY-LIBOR-BBA	Fixed 0.150%	Mar 2018	28,875	41,149	70,024
	6,770,000,000	JPY	56,690,097	Fixed 5.000%	JPY-LIBOR-BBA	Sep 2021	(641,374)	(207,516)	(848,890)
	3,470,000,000	JPY	28,080,113	JPY-LIBOR-BBA	Fixed 0.750%	Dec 2024	552,962	282,847	835,809
	3,580,000,000	JPY	34,900,107	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	305,051	2,205,779	2,510,830
	410,000,000	JPY	3,469,290	JPY-LIBOR-BBA	Fixed 1.250%	Jun 2035	67,931	24,406	92,337
	60,000,000	JPY	511,531	JPY-LIBOR-BBA	Fixed 1.500%	Dec 2044	(21,337)	167	(21,170)
	190,300,000	MXN	13,486,172	MXN-TIIE-Banxico	Fixed 4.300%	Sep 2016	24,481	32,064	56,545
	98,700,000	MXN	6,424,464	MXN-TIIE-Banxico	Fixed 5.615%	Jun 2020	30,145	42,112	72,257
	10,000,000	MXN	770,342	MXN-TIIE-Banxico	Fixed 5.640%	Jun 2021	-	1,703	1,703
	27,200,000	MXN	2,106,935	MXN-TIIE-Banxico	Fixed 5.630%	Jul 2021	985	217	1,202
	23,500,000	MXN	1,444,540	MXN-TIIE-Banxico	Fixed 6.000%	Jul 2022	-	9,618	9,618
	1,400,000	SEK	171,033	SEK-STIBOR-SIDE	Fixed 1.020%	Jan 2025	-	(2,536)	(2,536)
	1,600,000	SEK	195,466	SEK-STIBOR-SIDE	Fixed 1.030%	Jan 2025	-	(2,645)	(2,645)
	1,400,000	SEK	171,033	SEK-STIBOR-SIDE	Fixed 1.030%	Jan 2025	-	(2,333)	(2,333)
	1,700,000	SEK	207,683	SEK-STIBOR-SIDE	Fixed 1.010%	Jan 2025	-	(3,276)	(3,276)
	4,000,000	SEK	485,971	SEK-STIBOR-SIDE	Fixed 1.085%	Jan 2025	-	(4,487)	(4,487)
	3,400,000	SEK	413,075	SEK-STIBOR-SIDE	Fixed 1.080%	Jan 2025	-	(4,009)	(4,009)
	30,200,000	USD	30,200,000	Fixed 1.250%	USD-LIBOR-BBA	Dec 2016	(110,089)	(85,414)	(195,503)
	319,300,000	USD	319,300,000	Fixed 1.300%	USD-LIBOR-BBA	May 2017	(118,993)	(1,473,675)	(1,592,668)
	9,800,000	USD	9,800,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	43,629	(292,178)	(248,549)
	105,200,000	USD	105,200,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2022	584,508	(3,919,190)	(3,334,682)
	2,000,000	USD	2,000,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2022	(6,829)	(56,568)	(63,397)
	9,400,000	USD	9,400,000	Fixed 2.300%	USD-LIBOR-BBA	Jan 2023	(37,377)	(275,658)	(313,035)
	24,800,000	USD	24,800,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	293,046	(1,286,559)	(993,513)
	36,500,000	USD	36,500,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	25,128	(1,487,355)	(1,462,227)
			$913,925,211				$1,463,186	($7,652,880)	($6,189,694)

Investment Quality Bond Trust

The portfolio used interest rate swaps to manage duration of the portfolio and manage against anticipated interest rate changes.
Counterparty		Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unrealized Appreciation (Depreciation)	Market Value

JP Morgan Chase Bank, N.A.		5,100,000	USD	$5,100,000	Fixed 4.3175%	3 Month LIBOR	Dec 2028	($1,332,448)	($1,332,448)
JP Morgan Chase Bank, N.A.		2,100,000	USD	2,100,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	(394,304)	(394,304)
				$7,200,000				($1,726,752)	($1,726,752)

Real Return Bond Trust
The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

BNP Paribas SA	996,360	BRL	$745,474	BRL-CDI	Fixed 14.500%	Jan 2021	($47)	($14,692)	($14,739)
Credit Suisse International	114,528	BRL	85,592	BRL-CDI	Fixed 13.450%	Jan 2021	22	(3,795)	(3,773)
Deutsche Bank AG	114,528	BRL	85,281	BRL-CDI	Fixed 13.450%	Jan 2021	22	(3,795)	(3,773)
HSBC Bank USA	382,503	BRL	290,482	BRL-CDI	Fixed 13.421%	Jan 2021	-	(12,778)	(12,778)
HSBC Bank USA	839,870	BRL	621,469	BRL-CDI	Fixed 13.450%	Jan 2021	267	(27,936)	(27,669)
HSBC Bank USA	142,337	BRL	106,383	BRL-CDI	Fixed 14.500%	Jan 2021	(24)	(2,082)	(2,106)
Exchange Cleared Swaps
	1,400,000	EUR	1,573,880	Fixed 1.000%	EUR-EURIBOR-Reuters	Mar 2026	16,615	(8,813)	7,802
	100,000	EUR	108,665	EUR-EURIBOR-Reuters	Fixed 1.500%	Mar 2046	19,959	(21,383)	(1,424)
	1,400,000	GBP	2,169,160	Fixed 2.000%	GBP-LIBOR-BBA	Mar 2026	20,250	(40,625)	(20,375)
	1,640,000	GBP	2,557,254	Fixed 2.250%	GBP-LIBOR-BBA	Mar 2046	6,767	(97,412)	(90,645)
	4,000,000	MXN	247,200	Fixed 6.390%	MXN-TIIE-Banxico	Jul 2025	682	(1,427)	(745)
	4,900,000	USD	4,900,000	Fixed 1.500%	USD-LIBOR-BBA	Dec 2017	(31,345)	(30,986)	(62,331)
	1,400,000	USD	1,400,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	(34,342)	(1,165)	(35,507)
	500,000	USD	500,000	Fixed 2.233%	USD-LIBOR-BBA	Sep 2025	-	(10,726)	(10,726)
	300,000	USD	300,000	Fixed 2.225%	USD-LIBOR-BBA	Sep 2025	-	(6,226)	(6,226)
	1,400,000	USD	1,400,000	Fixed 3.000%	USD-LIBOR-BBA	Sep 2025	(4,165)	(15,041)	(19,206)
	3,900,000	USD	3,900,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	59,174	(215,412)	(156,238)
	1,000,000	USD	1,000,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	(15,692)	(24,369)	(40,061)
	1,900,000	USD	1,900,000	Fixed 2.750%	USD-LIBOR-BBA	Dec 2045	61,765	(144,325)	(82,560)
			$23,890,840				$99,908	($682,988)	($583,080)
The following are abbreviations for the table above:
BBA	The British Bankers’ Association
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency swaps. A currency swap is an agreement between a portfolio and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following table summarizes the contracts held at September 30, 2015. In addition, the table details how the portfolio used currency swap contracts during the period ended September 30, 2015.

Global Bond Trust
The portfolio used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the portfolio and as a substitute for securities purchased.
Counterparty	Receive	Pay	Maturity Date*		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America, N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.1000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	19,500,000	$21,550,000	$76,991	$440,008	$516,999
Bank of America, N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.2000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	2,200,000	2,400,200	7,371	83,850	91,221
BNP Paribas SA	Floating rate equal to 3 Month EUR-LIBOR less 0.1000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	24,700,000	26,972,400	277,485	701,647	979,132
Citibank, N.A	Floating rate equal to 3 Month EUR-LIBOR less 0.1000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	22,700,000	25,424,000	211,435	52,815	264,250
Citibank, N.A	Floating rate equal to 3 Month EUR-LIBOR less 0.2000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	7,290,000	7,946,100	183,622	125,942	309,564
Deutsche Bank AG	Floating rate equal to 3 Month EUR-LIBOR less 0.1000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	11,600,000	12,911,960	180,586	34,489	215,075
Goldman Sachs Bank USA	Floating rate equal to 3 Month CHF-LIBOR less 0.2300% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2017	CHF	700,000	707,185	46,030	(33,026)	13,004
Goldman Sachs Bank USA	Floating rate equal to 3 Month EUR-LIBOR less 0.2000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	3,300,000	3,696,000	23,429	17,703	41,132
						$101,607,845	$1,006,949	$1,423,428	$2,430,377

* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolio may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the credit default swap contracts as a buyer of protection held as of September 30, 2015. In addition, the tables summarize how the portfolios used credit default swap contracts as a buyer of protection during the period ended September 30, 2015.

Global Bond Trust
The portfolio used credit default swaps to manage against potential credit events, gain exposure to securities or credit index and as a substitute for securities purchased.
Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America, N.A.	Computer Sciences Corp.	2,050,000	USD	$2,050,000	(0.970)%	Mar 2018	-	($29,960)	($29,960)
Bank of America, N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	-	(91,918)	(91,918)
BNP Paribas SA	UBS AG	500,000	USD	500,000	(1.000)%	Mar 2017	-	375	375
BNP Paribas SA	iTraxx Europe Sub Financials Series 23 Version 1	200,000	EUR	225,410	(1.000)%	Jun 2020	$6,084	1,745	7,829
BNP Paribas SA	UBS AG	1,300,000	USD	1,300,000	(1.000)%	Mar 2017	3,816	(2,841)	975
Citibank, N.A	UBS AG	1,300,000	USD	1,300,000	(1.000)%	Mar 2017	570	405	975
Goldman Sachs International	iTraxx Europe Sub Financials Series 23 Version 1	250,000	EUR	281,763	(1.000)%	Jun 2020	7,793	1,993	9,786
Goldman Sachs International	iTraxx Europe Sub Financials Series 23 Version 1	50,000	EUR	56,353	(1.000)%	Jun 2020	1,584	373	1,957
Goldman Sachs International	iTraxx Europe Sub Financials Series 23 Version 1	500,000	EUR	563,525	(1.000)%	Jun 2020	15,587	3,985	19,572
JPMorgan Chase Bank, N.A.	Ally Financial, Inc.	1,300,000	USD	1,300,000	(5.000)%	Jun 2018	(108,948)	(1,806)	(110,754)
Morgan Stanley Capital Services, Inc.	iTraxx Europe Sub Financials Series 22 Version 1	2,800,000	EUR	3,186,261	(1.000)%	Dec 2019	39,318	46,712	86,030
The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	-	(34,337)	(34,337)
Exchange Cleared Swaps
	CDX.NA.IG.24	14,200,000	USD	14,200,000	(1.000)%	Jun 2020	(201,913)	123,979	(77,934)
				$30,963,312			($236,109)	$18,705	($217,404)

High Yield Trust
The portfolio used credit default swaps to manage against potential credit events.
Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Exchange Cleared Swaps
	MARKIT CDX.NA.HY.23	2,463,800	USD	$2,463,800	(0.500)%	Dec 2019	($172,169)	$49,994	($122,175)
				$2,463,800			($172,169)	$49,994	($122,175)

Investment Quality Bond Trust
The portfolio used credit default swaps to manage against potential credit events, gain exposure to securities or credit index and as a temporary substitute for securities purchased.
Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Goldman Sachs International	Brazil Republic	265,000	USD	$265,000	(1.000)%	Sep 2020	$31,944	$9,734	$41,678
Goldman Sachs International	CDX-EMS23V1-5Y	1,155,000	USD	1,155,000	(1.000)%	Jun 2020	97,008	37,703	134,711
Goldman Sachs International	CDX-EMS23V1-5Y	5,005,000	USD	5,005,000	(1.000)%	Jun 2020	632,798	(49,052)	583,746
JPMorgan Chase Bank, N.A.	ITRAXX-EUROPES23V1-5Y	1,176,000	EUR	1,333,055	(1.000)%	Jun 2020	(16,053)	6,258	(9,795)
Exchange Cleared Swaps
	CDX-NAHYS24V2-5Y	3,865,950	USD	3,865,950	(5.000)%	Jun 2020	(186,899)	71,819	(115,080)
	CDX-NAIGS25V1-5Y	13,350,000	USD	13,350,000	(1.000)%	Dec 2020	(51,159)	977	(50,182)
	ITRAXX-XOVERS23V1-5Y	1,704,000	EUR	1,883,166	(5.000)%	Jun 2020	(160,856)	67,012	(93,844)
				$26,857,171			$346,783	$144,451	$491,234

Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the credit default swap contracts as a seller of protection held as of September 30, 2015. In addition, the tables summarize how the portfolios used credit default swap contracts as a seller of protection during the period ended September 30, 2015.

Global Bond Trust
The portfolio used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to security or credit index and as a temporary substitute for securities purchased.
Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 9-30-15	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America, N.A.	French Republic	0.24%	1,800,000	USD	$1,800,000	0.250%	Mar 2020	($12,124)	$12,676	$552
Bank of America, N.A.	Republic of Italy	0.90%	200,000	USD	200,000	1.000%	Jun 2019	(3,061)	3,819	758
Bank of America, N.A.	Republic of Italy	0.94%	400,000	USD	400,000	1.000%	Sep 2019	(1,489)	2,579	1,090
Barclays Capital	French Republic	0.24%	1,700,000	USD	1,700,000	0.250%	Mar 2020	(10,077)	10,598	521
Barclays Capital	People's Republic of China	0.90%	600,000	USD	600,000	1.000%	Mar 2019	690	1,434	2,124
Citibank, N.A	Federative Republic of Brazil	4.45%	700,000	USD	700,000	1.000%	Mar 2019	(19,910)	(56,387)	(76,297)
Citibank, N.A	French Republic	0.24%	1,400,000	USD	1,400,000	0.250%	Mar 2020	(10,962)	11,391	429
Citibank, N.A	French Republic	0.27%	300,000	USD	300,000	0.250%	Jun 2020	(1,645)	1,456	(189)
Citibank, N.A	Republic of Italy	0.94%	3,200,000	USD	3,200,000	1.000%	Sep 2019	5,988	2,736	8,724
Citibank, N.A	Russian Federation	3.42%	4,900,000	USD	4,900,000	1.000%	Dec 2019	(445,162)	(11,788)	(456,950)
Deutsche Bank AG	Federative Republic of Brazil	4.45%	2,400,000	USD	2,400,000	1.000%	Mar 2019	(67,141)	(194,448)	(261,589)
Deutsche Bank AG	People's Republic of China	0.90%	600,000	USD	600,000	1.000%	Mar 2019	197	1,927	2,124
Goldman Sachs International	Federative Republic of Brazil	4.45%	600,000	USD	600,000	1.000%	Mar 2019	(17,835)	(47,562)	(65,397)
Goldman Sachs International	French Republic	0.24%	3,300,000	USD	3,300,000	0.250%	Mar 2020	(21,417)	22,428	1,011
Goldman Sachs International	French Republic	0.27%	700,000	USD	700,000	0.250%	Jun 2020	(3,518)	3,078	(440)
Goldman Sachs International	Russian Federation	3.42%	700,000	USD	700,000	1.000%	Dec 2019	(70,641)	5,362	(65,279)
Goldman Sachs International	United Mexican States	1.47%	800,000	USD	800,000	1.000%	Sep 2019	5,459	(19,508)	(14,049)
HSBC Bank USA	Federative Republic of Brazil	4.54%	1,800,000	USD	1,800,000	1.000%	Sep 2019	(40,213)	(185,827)	(226,040)
HSBC Bank USA	French Republic	0.24%	4,400,000	USD	4,400,000	0.250%	Mar 2020	(35,281)	36,629	1,348
HSBC Bank USA	United Mexican States	1.47%	600,000	USD	600,000	1.000%	Sep 2019	3,980	(14,517)	(10,537)
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	4.45%	200,000	USD	200,000	1.000%	Mar 2019	(5,725)	(16,074)	(21,799)
JPMorgan Chase Bank, N.A.	French Republic	0.24%	2,500,000	USD	2,500,000	0.250%	Mar 2020	(16,973)	17,739	766
JPMorgan Chase Bank, N.A.	French Republic	0.27%	600,000	USD	600,000	0.250%	Jun 2020	(3,017)	2,640	(377)
JPMorgan Chase Bank, N.A.	People's Republic of China	0.90%	1,400,000	USD	1,400,000	1.000%	Mar 2019	3,223	1,734	4,957
JPMorgan Chase Bank, N.A.	Russian Federation	3.42%	1,200,000	USD	1,200,000	1.000%	Dec 2019	(121,501)	9,595	(111,906)
Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	4.45%	4,700,000	USD	4,700,000	1.000%	Mar 2019	(140,137)	(372,141)	(512,278)
Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	4.54%	1,000,000	USD	1,000,000	1.000%	Sep 2019	(22,738)	(102,840)	(125,578)
Morgan Stanley Capital Services, Inc.	French Republic	0.24%	1,700,000	USD	1,700,000	0.250%	Mar 2020	(10,596)	11,117	521
Morgan Stanley Capital Services, Inc.	People's Republic of China	0.90%	200,000	USD	200,000	1.000%	Mar 2019	(131)	839	708
					$44,600,000			($1,061,757)	($861,315)	($1,923,072)

Investment Quality Bond Trust
The portfolio used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to security or credit index and as a temporary substitute for securities purchased.
Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 9-30-15	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Goldman Sachs International	Russian Federation	3.54%	165,000.00	USD	$165,000	1.00%	Sep 2020	($19,187)	$532	($18,655)
Goldman Sachs International	Russian Federation	3.54%	170,000.00	USD	170,000	1.00%	Sep 2020	(18,538)	(682)	(19,220)
					$335,000			($37,725)	($150)	($37,875)

Real Return Bond Trust
The portfolio used credit default swaps to take a long position in exposure of the benchmark credit.
Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 9-30-15	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America, N.A	Republic of Indonesia	2.23%	100,000	USD	$100,000	1.000%	Dec 2019	($1,932)	($2,887)	($4,819)
Barclays Bank PLC	Republic of Indonesia	2.23%	500,000	USD	500,000	1.000%	Dec 2019	(11,060)	(13,034)	(24,094)
BNP Paribas SA	Freeport-McMoRan, Inc.	6.62%	100,000	USD	100,000	1.000%	Sep 2020	(16,181)	(5,909)	(22,090)
Goldman Sachs International	Chesapeake Energy Corp.	11.51%	100,000	USD	100,000	5.000%	Sep 2018	(9,312)	(5,969)	(15,281)
JPMorgan Chase Bank, N.A.	Freeport-McMoRan, Inc.	6.62%	100,000	USD	100,000	1.000%	Sep 2020	(15,854)	(6,236)	(22,090)
Morgan Stanley Capital Services, Inc.	JSC "Gazprom"	2.81%	100,000	USD	100,000	1.000%	Mar 2016	(3,131)	2,303	(828)
Exchange Cleared Swaps
	CDX.NA.HY.25	5.01%	700,000	USD	700,000	5.000%	Dec 2020	(2,380)	2,808	428
					$1,700,000			($59,850)	($28,924)	($88,774)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following tables summarize the inflation swap contracts the portfolios held at September 30, 2015. In addition, the tables detail how the portfolios used inflation swap contracts during the period ended September 30, 2015.

Global Bond Trust
The portfolio used inflation swaps to take a position on current versus future inflation expectations.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment	Unrealized Appreciation (Depreciation)	Market Value

Bank of America, N.A	600,000	GBP	$942,591	UK-RPI	Fixed 3.537%	May 2045	$5,785	$49,632	$55,417
Citibank, N.A	200,000	GBP	314,690	UK-RPI	Fixed 3.495%	May 2045	-	12,544	12,544
Deutsche Bank AG	300,000	GBP	469,545	UK-RPI	Fixed 3.503%	May 2045	-	20,396	20,396
Goldman Sachs International	600,000	GBP	944,070	UK-RPI	Fixed 3.310%	May 2030	-	24,362	24,362
Goldman Sachs International	600,000	GBP	944,070	UK-RPI	Fixed 3.311%	May 2030	-	24,529	24,529
Goldman Sachs International	500,000	GBP	786,725	UK-RPI	Fixed 3.313%	May 2030	-	20,649	20,649
Goldman Sachs International	500,000	GBP	786,950	UK-RPI	Fixed 3.543%	May 2045	1,857	46,455	48,312
Morgan Stanley Capital Services, Inc.	700,000	GBP	1,099,981	UK-RPI	Fixed 3.535%	May 2045	5,340	58,319	63,659
			$6,288,622				$12,982	$256,886	$269,868

Investment Quality Bond Trust
The portfolio used inflation swaps to take a position on current versus future inflation expectations.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America, N.A	1,580,000	USD	$1,580,000	Fixed 2.135%	USA-CPI-U	Sep 2025	-	($10,525)	($10,525)
			$1,580,000				-	($10,525)	($10,525)

Real Return Bond Trust
The portfolio used inflation swaps to take a position on current versus future inflation expectations.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America, N.A	900,000	USD	$900,000	Fixed 1.730%	USA-CPI-U	Aug 2025	-	($6,947)	($6,947)
Bank of America, N.A	200,000	GBP	310,410	UK-RPI	Fixed 3.350%	Aug 2030	($2,282)	9,765	7,483
BNP Paribas SA	300,000	USD	300,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(61)	(8,937)	(8,998)
BNP Paribas SA	800,000	USD	800,000	Fixed 1.908%	USA-CPI-U	Apr 2017	-	(31,668)	(31,668)
BNP Paribas SA	4,900,000	USD	4,900,000	Fixed 2.250%	USA-CPI-U	Jul 2017	5,157	(315,358)	(310,201)
BNP Paribas SA	100,000	GBP	153,815	UK-RPI	Fixed 3.400%	Jun 2030	470	5,225	5,695
Citibank, N.A	300,000	GBP	448,230	UK-RPI	Fixed 3.190%	Apr 2030	-	4,050	4,050
Citibank, N.A	100,000	GBP	152,515	UK-RPI	Fixed 3.350%	May 2030	-	5,175	5,175
Citibank, N.A	200,000	GBP	313,940	UK-RPI	Fixed 3.430%	Jun 2030	138	13,240	13,378
Citibank, N.A	200,000	GBP	309,760	UK-RPI	Fixed 3.325%	Aug 2030	(660)	6,793	6,133
Credit Suisse International	100,000	GBP	156,970	UK-RPI	Fixed 3.430%	Jun 2030	(68)	6,757	6,689
Credit Suisse International	100,000	GBP	159,770	UK RPI ALL ITEMS NSA	Fixed 3.550%	Nov 2044	381	13,351	13,732
Deutsche Bank AG	800,000	USD	800,000	Fixed 0.070%	US CPI Urban Consumers NSA	Dec 2015	-	(509)	(509)
Deutsche Bank AG	500,000	USD	500,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(104)	(14,893)	(14,997)
Deutsche Bank AG	800,000	USD	800,000	Fixed 1.845%	USA-CPI-U	Nov 2016	-	(24,492)	(24,492)
Deutsche Bank AG	400,000	USD	400,000	Fixed 2.560%	USA-CPI-U	May 2023	-	(49,882)	(49,882)
Goldman Sachs Bank USA	200,000	EUR	223,480	Fixed 0.650%	EUR-EXT-CPI	Sep 2018	(345)	(3)	(348)
Goldman Sachs Bank USA	300,000	USD	300,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(187)	(16,635)	(16,822)
Goldman Sachs Bank USA	200,000	EUR	224,810	FRC-EXT-CPI	Fixed 1.625%	Jun 2025	-	8,296	8,296
Goldman Sachs Bank USA	720,000	GBP	1,096,992	UK RPI All Items NSA	Fixed 3.140%	Jan 2030	-	11,239	11,239
Goldman Sachs Bank USA	200,000	USD	200,000	USA-CPI-U	Fixed 2.060%	May 2030	-	7,525	7,525
Goldman Sachs Bank USA	100,000	GBP	153,815	UK-RPI	Fixed 3.400%	Jun 2030	313	5,382	5,695
Goldman Sachs Bank USA	600,000	GBP	933,760	UK-RPI	Fixed 3.325%	Aug 2030	(1,793)	20,191	18,398
Goldman Sachs Bank USA	100,000	GBP	150,395	UK-RPI	Fixed 3.358	Apr 2035	-	1,292	1,292
JPMorgan Chase Bank, N.A.	100,000	GBP	153,815	UK-RPI	Fixed 3.400%	Jun 2030	(51)	5,746	5,695
Morgan Stanley Capital Services, Inc.	200,000	GBP	309,110	UK-RPI	Fixed 3.320%	May 2017	-	8,677	8,677
Morgan Stanley Capital Services, Inc.	100,000	EUR	111,835	Fixed 0.623%	EUR-EXT-CPI	Sep 2018	9	(90)	(81)
Royal Bank of Scotland PLC	400,000	USD	400,000	Fixed 1.935%	USA-CPI-U	Oct 2016	-	(13,372)	(13,372)
Royal Bank of Scotland PLC	2,700,000	USD	2,700,000	Fixed 2.250%	USA-CPI-U	Jul 2017	3,327	(174,254)	(170,927)
UBS AG	100,000	EUR	112,825	Fixed 0.610%	EUR-EXT-CPI	Sep 2018	-	(38)	(38)
			$18,476,247				$4,244	($524,374)	($520,130)
The following are abbreviation for the table above:
UK RPI	United Kingdom Retail Price Index
USA-CPI-U	Consumer Price All Urban Non-Seasonally Adjusted Index

Volatility Swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price volatility, the portfolio would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the price volatility is less than the strike price. As a payer of the realized price volatility the portfolio would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would receive the payoff amount when the volatility is less than the strike price. Payments on volatility swap will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

Global Bond Trust
The portfolio used volatility swaps to gain exposure to the volatility of certain currencies.
Counterparty	Reference Entity	Notional Amount	Currency	USD Notional Amount	Pay/ Receive Volatility	Volatility Strike Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Deutsche Bank AG	EUR versus CHF	18,000	CHF	$18,439	Pay	8.35%	Aug 2016	-	($11,604)	($11,604)
Deutsche Bank AG	EUR versus CHF	8,000	CHF	8,334	Pay	8.45%	Aug 2016	-	(4,424)	(4,424)
Deutsche Bank AG	EUR versus CHF	8,000	CHF	8,195	Pay	8.65%	Aug 2016	-	(2,671)	(2,671)
Deutsche Bank AG	EUR versus CHF	8,000	CHF	8,314	Pay	8.70%	Aug 2016	-	(2,951)	(2,951)
Deutsche Bank AG	EUR versus CHF	6,000	CHF	6,164	Pay	8.80%	Aug 2016	-	(1,742)	(1,742)
Deutsche Bank AG	EUR versus CHF	8,000	CHF	8,258	Pay	9.00%	Aug 2016	-	(567)	(567)
Deutsche Bank AG	EUR versus CHF	8,000	CHF	8,195	Pay	10.25%	Aug 2016	-	2,779	2,779
Deutsche Bank AG	USD versus CHF	8,000	CHF	8,334	Pay	10.45%	Aug 2016	-	4,178	4,178
Deutsche Bank AG	USD versus CHF	18,000	CHF	18,439	Pay	10.55%	Aug 2016	-	11,848	11,848
Deutsche Bank AG	USD versus CHF	8,000	CHF	8,314	Pay	10.90%	Aug 2016	-	(5,683)	(5,683)
Deutsche Bank AG	USD versus CHF	6,000	CHF	6,164	Pay	11.20%	Aug 2016	-	(2,905)	(2,905)
Deutsche Bank AG	USD versus CHF	8,000	CHF	8,258	Pay	11.20%	Aug 2016	-	(4,058)	(4,058)
				$115,408				-	($17,800)	($17,800)

Investment in affiliated underlying portfolios. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying portfolios is in the table that follows.

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Core Strategy Trust
Bond	86,493,018	2,397,820	(6,870,528)	82,020,310	$8,672,345	-	($799,419)	$1,122,037,834
Strategic Equity Allocation	161,588,225	7,166,436	(9,253,204)	159,501,457	10,520,336	$98,837,156	40,152,394	2,472,272,413
					$19,192,681	$98,837,156	$39,352,975	$3,594,310,247

Franklin Templeton Founding Allocation Trust
Global	21,387,914	129,807	(1,790,851)	19,726,870	$978,489	-	$4,729,850	$347,390,176
Income	35,148,054	395,671	(3,385,980)	32,157,745	3,470,003	-	(514,889)	352,448,886
Mutual Shares	29,924,528	3,499,277	(2,980,322)	30,443,483	5,527,970	$35,693,508	7,223,817	349,795,617
					$9,976,462	$35,693,508	$11,438,778	$1,049,634,679

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Lifestyle Aggressive MVP
All Cap Core	502,981	965	(97,685)	406,261	$26,082	-	$1,420,012	$10,908,115
Alpha Opportunities	2,422,800	490,463	(389,918)	2,523,345	74,527	$5,114,567	125,886	26,217,550
Blue Chip Growth	975,950	178,406	(222,898)	931,458	-	5,416,421	4,531,019	27,515,284
Capital Appreciation	1,846,835	326,805	(434,394)	1,739,246	6,159	4,317,475	3,839,015	22,679,767
Emerging Markets Value	3,729,586	63,768	-	3,793,354	455,942	-	-	27,198,352
Equity Income	2,418,476	248,488	(244,791)	2,422,173	171,634	3,637,704	1,789,050	36,647,483
Fundamental Large Cap Value	2,636,114	4,531	(390,826)	2,249,819	75,031	-	2,786,110	36,852,033
International Core	1,803,931	453,516	(80,289)	2,177,158	191,819	-	(131,174)	21,249,059
International Growth Opportunities	577,900	153,487	(37,233)	694,154	-	-	138,580	7,823,114
International Growth Stock	845,406	188,194	(59,659)	973,941	138,710	-	263,532	14,842,854
International Value	1,609,773	451,203	(30,884)	2,030,092	25,633	-	(56,363)	23,041,539
Mid Cap Stock	898,941	186,720	(183,746)	901,915	-	2,821,332	1,670,936	13,131,883
Mid Value	825,727	177,991	(122,888)	880,830	53,884	1,811,460	615,692	9,151,823
Real Estate Securities	523,907	3,083	(77,060)	449,930	50,583	-	403,732	7,576,814
Small Cap Growth	386,367	75,839	(62,835)	399,371	-	695,439	236,028	3,394,652
Small Cap Opportunities	195,741	6,972	(30,079)	172,634	6,197	193,148	547,664	4,818,226
Small Cap Value	124,102	20,456	(19,256)	125,302	2,748	394,912	202,401	2,418,329
Small Company Growth	107,128	284	(21,195)	86,217	-	7,805	362,213	2,285,608
Small Company Value	143,147	22,307	(20,348)	145,106	22,398	413,930	216,575	2,803,445
Strategic Equity Allocation	1,961,074	996,173	(1,268,156)	1,689,091	116,038	1,090,157	(1,110,104)	26,180,905
Strategic Growth	1,805,641	-	(328,504)	1,477,137	-	-	592,679	22,733,144
U.S. Equity	1,413,400	3,242	(200,910)	1,215,732	59,249	-	1,845,936	22,041,229
					$1,476,634	$25,914,350	$20,289,419	$371,511,208

Lifestyle Aggressive PS Series
Strategic Equity Allocation	1,044,047	126,800	(84,292)	1,086,555	$72,240	$678,686	$60,405	$16,841,603

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Lifestyle Balanced MVP
All Cap Core	3,466,676	42,059	(308,115)	3,200,620	$198,621	-	$6,014,380	$85,936,640
Alpha Opportunities	17,162,621	4,236,523	(1,533,557)	19,865,587	580,127	$39,812,421	2,207,511	206,403,449
Blue Chip Growth	5,417,552	1,246,354	(846,963)	5,816,943	-	33,104,182	18,108,822	171,832,500
Bond	223,748,637	1,544,890	(29,461,593)	195,831,934	21,056,851	-	(1,387,020)	2,678,980,860
Capital Appreciation	11,278,089	2,492,059	(1,721,720)	12,048,428	41,364	28,998,089	18,832,238	157,111,505
Core Bond	31,587,126	183,454	(4,188,758)	27,581,822	1,553,197	855,543	(2,263,570)	364,631,686
Emerging Markets Value	31,839,834	534,026	(606,436)	31,767,424	3,818,283	-	2,451,244	227,772,428
Equity Income	14,898,796	2,095,531	(640,028)	16,354,299	1,158,858	24,561,454	7,546,097	247,440,540
Fundamental Large Cap Value	14,815,137	467,292	(1,118,514)	14,163,915	463,235	-	7,642,427	232,004,921
Global Bond	15,656,756	403,214	(1,032,380)	15,027,590	4,806,319	-	567,537	178,678,051
Global Conservative Absolute Return	3,645,564	-	-	3,645,564	-	-	-	35,653,617
International Core	19,903,114	125,254	(5,470,771)	14,557,597	1,282,602	-	10,910,387	142,082,150
International Growth Opportunities	6,671,399	-	(1,799,711)	4,871,688	-	-	6,718,338	54,903,919
International Growth Stock	9,266,578	64,242	(2,400,400)	6,930,420	997,038	-	10,804,650	105,619,602
International Value	18,072,696	14,645	(4,529,407)	13,557,934	171,187	-	11,601,797	153,882,547
Mid Cap Stock	7,024,952	1,736,440	(846,700)	7,914,692	-	24,758,398	9,820,653	115,237,910
Mid Value	9,438,322	2,521,763	(764,954)	11,195,131	680,023	22,861,000	6,369,118	116,317,409
New Income	55,286,525	680,618	(7,208,636)	48,758,507	6,947,339	1,825,822	(39,970)	631,910,253
Short Term Government Income	5,575,987	24,051	(710,770)	4,889,268	299,684	-	(246,664)	61,066,957
Small Cap Growth	4,735,940	1,005,728	(445,434)	5,296,234	-	9,222,528	3,048,676	45,017,988
Small Cap Value	2,259,931	403,907	(155,756)	2,508,082	54,267	7,797,674	2,470,284	48,405,977
Small Company Growth	1,647,470	4,733	(184,312)	1,467,891	-	130,250	3,762,377	38,913,793
Small Company Value	2,664,379	551,502	(150,958)	3,064,923	472,710	8,735,972	1,987,691	59,214,314
Strategic Equity Allocation	120,183,339	4,903,862	(12,026,506)	113,060,695	7,458,495	70,071,567	64,291,805	1,752,440,771
Strategic Growth	11,013,750	300,662	(1,107,544)	10,206,868	-	-	2,227,167	157,083,695
Total Return	25,537,245	25,416,374	(27,758,389)	23,195,230	9,765,066	-	(2,738,013)	307,104,843
U.S. Equity	9,619,365	328,228	(553,822)	9,393,771	49,159	-	6,800,654	170,309,065
					$62,254,425	$272,734,900	$197,508,616	$8,545,957,390

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Lifestyle Balanced PS Series
Bond	36,220,690	2,110,266	(2,992,014)	35,338,942	$5,700,707	-	$686,604	$483,436,725
Strategic Equity Allocation	28,902,752	2,557,221	(1,397,907)	30,062,066	1,965,833	$18,468,735	3,811,557	465,962,016
					$7,666,540	$18,468,735	$4,498,161	$949,398,741

Lifestyle Conservative MVP
Blue Chip Growth	513,298	133,218	(61,244)	585,272	-	$3,253,413	$951,667	$17,288,926
Bond	67,650,873	739,280	(8,278,600)	60,111,553	$6,318,899	-	726,220	822,326,047
Capital Appreciation	650,779	170,488	(82,792)	738,475	2,496	1,750,077	13,801	9,629,713
Core Bond	9,398,857	54,081	(1,099,308)	8,353,630	457,868	252,206	(729,495)	110,434,983
Equity Income	1,491,176	407,276	(83,478)	1,814,974	122,010	2,585,938	579,791	27,460,560
Fundamental All Cap Core	2,427,610	175,230	(282,809)	2,320,031	-	-	312,007	34,243,664
Global Bond	4,810,447	121,557	(288,045)	4,643,959	1,448,951	-	500,070	55,216,667
Global Conservative Absolute Return	1,192,189	-	-	1,192,189	-	-	-	11,659,611
International Core	3,177,045	29,194	(1,198,748)	2,007,491	175,811	-	2,827,010	19,593,114
International Growth Opportunities	476,437	11,604	(173,660)	314,381	-	-	639,465	3,543,077
International Growth Stock	581,464	3,506	(206,774)	378,196	54,409	-	772,094	5,763,706
International Value	2,879,427	2,014	(1,016,853)	1,864,588	23,543	-	3,028,463	21,163,074
Mid Cap Stock	495,065	164,475	(66,936)	592,604	-	1,785,577	496,138	8,628,310
Mid Value	668,099	248,500	(63,505)	853,094	49,648	1,669,064	287,132	8,863,648
New Income	16,526,580	201,565	(1,892,672)	14,835,473	2,057,458	540,718	(239,123)	192,267,732
Short Term Government Income	1,638,303	6,951	(193,625)	1,451,629	86,604	-	(66,852)	18,130,846
Small Cap Growth	631,809	241,072	(67,721)	805,160	-	1,316,615	177,533	6,843,857
Small Cap Value	496,179	151,761	(43,044)	604,896	12,581	1,807,854	358,042	11,674,492
Strategic Equity Allocation	8,403,714	341,688	(867,628)	7,877,774	519,688	4,882,404	4,708,448	122,105,497
Total Return	6,420,061	6,749,496	(6,420,061)	6,749,496	2,793,678	-	901,698	89,363,328
					$14,123,644	$19,843,866	$16,244,109	$1,596,200,852

Lifestyle Conservative PS Series
Bond	11,562,076	1,022,248	(1,244,993)	11,339,331	$1,178,205	-	$321,488	$155,122,047
Strategic Equity Allocation	2,271,462	694,857	(508,808)	2,457,511	156,083	$1,466,383	413,924	38,091,425
					$1,334,288	$1,466,383	$735,412	$193,213,472

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Lifestyle Growth MVP
All Cap Core	5,015,752	9,702	(857,231)	4,168,223	$262,248	$61,079,481	$8,891,758	$111,916,787
Alpha Opportunities	33,378,400	6,881,856	(4,795,464)	35,464,792	1,045,714	13,213,334	4,236,923	368,479,189
Blue Chip Growth	10,943,792	2,011,841	(2,289,858)	10,665,775	-	1,328,232	42,842,972	315,066,982
Bond	157,208,386	6,527,623	(34,364,063)	129,371,946	14,303,728	-	(2,772,166)	1,769,808,225
Capital Appreciation	22,653,233	4,029,795	(4,842,394)	21,840,634	75,940	-	33,126,065	284,801,863
Core Bond	23,704,199	133,832	(4,032,974)	19,805,057	1,133,086	28,889,388	(2,971,968)	261,822,859
Emerging Markets Value	49,615,761	823,137	(1,473,173)	48,965,725	5,885,431	-	6,482,604	351,084,249
Equity Income	29,351,799	3,104,933	(2,191,074)	30,265,658	2,144,611	201,902	25,498,623	457,919,402
Fundamental Large Cap Value	30,383,879	52,832	(3,810,834)	26,625,877	874,883	14,258,064	29,450,521	436,131,857
Global Bond	11,232,921	291,485	(788,005)	10,736,401	3,474,508	2,438,961	1,261,296	127,655,810
Global Conservative Absolute Return	3,907,769	-	-	3,907,769	-	-	-	38,217,980
International Core	29,460,780	662,848	(3,616,844)	26,506,784	2,335,390	-	(9,587,710)	258,706,212
International Growth Opportunities	10,415,462	207,036	(1,217,134)	9,405,364	-	-	4,343,511	105,998,452
International Growth Stock	13,752,192	286,885	(1,374,669)	12,664,408	1,821,952	-	5,806,440	193,005,581
International Value	27,994,657	543,779	(2,675,119)	25,863,317	326,559	-	(10,703,819)	293,548,650
Mid Cap Stock	9,394,488	2,012,119	(1,765,361)	9,641,246	-	-	11,301,349	140,376,535
Mid Value	12,756,424	2,838,619	(1,649,367)	13,945,676	859,343	-	13,164,576	144,895,572
New Income	41,468,556	495,130	(7,023,502)	34,940,184	5,053,987	-	(3,038,368)	452,824,781
Short Term Government Income	3,608,256	15,038	(616,364)	3,006,930	187,376	71,764,328	(318,162)	37,556,558
Small Cap Growth	7,819,636	1,554,859	(1,186,497)	8,187,998	-	-	7,916,958	69,597,984
Small Cap Opportunities	2,432,099	88,046	(320,566)	2,199,579	78,253	-	3,822,486	61,390,253
Small Cap Value	3,005,053	503,444	(382,332)	3,126,165	67,640	-	6,239,708	60,334,980
Small Company Growth	2,718,833	7,338	(491,168)	2,235,003	-	624,134	6,412,030	59,249,917
Small Company Value	4,406,499	712,082	(528,793)	4,589,788	714,983	45,454,016	3,074,821	88,674,697
Strategic Equity Allocation	214,606,574	8,518,730	(27,186,888)	195,938,416	12,956,504	53,238,236	141,590,782	3,037,045,451
Strategic Growth	22,117,084	-	(3,599,728)	18,517,356	-	121,724,625	7,006,288	284,982,113
Total Return	18,592,373	18,776,356	(20,835,415)	16,533,314	7,068,119	30,403,102	(1,644,503)	218,901,079
U.S. Equity	21,748,886	50,847	(2,630,530)	19,169,203	928,972	9,719,306	19,876,342	347,537,654
					$61,599,227	$454,337,109	$351,309,357	$10,377,531,672

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Lifestyle Growth PS Series
Bond	42,469,864	5,570,719	(7,225,902)	40,814,681	$4,337,501	-	$1,814,478	$558,344,830
Strategic Equity Allocation	78,323,987	8,725,893	(1,932,870)	85,117,010	5,565,449	$52,286,649	7,537,610	1,319,313,662
					$9,902,950	$52,286,649	$9,352,088	$1,877,658,492

Lifestyle Moderate MVP
Alpha Opportunities	3,767,845	817,457	(331,755)	4,253,547	$124,215	$8,524,491	$344,993	$44,194,358
Blue Chip Growth	1,463,468	291,349	(185,978)	1,568,839	-	8,845,377	4,073,363	46,343,519
Bond	80,196,903	995,387	(9,492,279)	71,700,011	7,634,580	-	3,153,328	980,856,157
Capital Appreciation	1,652,777	316,912	(220,612)	1,749,077	5,972	4,186,775	1,581,993	22,807,959
Core Bond	11,247,442	65,960	(1,223,868)	10,089,534	558,443	307,605	(551,089)	133,383,634
Equity Income	5,434,743	598,367	(234,512)	5,798,598	410,886	8,708,536	2,907,682	87,732,789
Fundamental All Cap Core	5,866,220	27,388	(613,211)	5,280,397	-	-	628,628	77,938,653
Global Bond	5,241,968	183,466	(13,664)	5,411,770	1,672,478	-	(25,279)	64,345,945
Global Conservative Absolute Return	1,419,712	-	-	1,419,712	-	-	-	13,884,783
International Core	6,429,300	111,902	(1,336,937)	5,204,265	458,524	-	4,790,901	50,793,630
International Growth Opportunities	1,940,207	31,184	(377,395)	1,593,996	-	-	1,394,123	17,964,336
International Growth Stock	2,718,655	20,817	(493,834)	2,245,638	323,066	-	2,179,504	34,223,521
International Value	6,235,696	57,778	(1,142,144)	5,151,330	65,042	-	5,690,009	58,467,595
Mid Cap Stock	1,373,130	315,066	(166,329)	1,521,867	-	4,760,638	1,995,484	22,158,379
Mid Value	1,861,873	434,731	(147,382)	2,149,222	130,550	4,388,816	1,229,188	22,330,420
New Income	19,653,424	244,304	(2,091,423)	17,806,305	2,493,709	655,369	302,426	230,769,706
Short Term Government Income	1,841,883	7,969	(201,724)	1,648,128	99,292	-	(66,791)	20,585,116
Small Cap Growth	1,142,013	242,721	(106,551)	1,278,183	-	2,225,748	573,155	10,864,557
Small Cap Value	591,986	105,954	(40,010)	657,930	14,235	2,045,517	627,291	12,698,052
Small Company Growth	379,708	1,093	(41,945)	338,856	-	30,068	840,535	8,983,061
Small Company Value	649,612	111,410	(29,350)	731,672	111,864	2,067,321	372,839	14,135,912
Strategic Equity Allocation	27,160,814	1,110,002	(2,679,239)	25,591,577	1,688,249	15,860,878	14,385,715	396,669,444
Strategic Growth	1,614,286	-	(133,476)	1,480,810	-	-	66,906	22,789,658
Total Return	9,023,303	8,950,766	(9,554,407)	8,419,662	3,527,183	-	(823,770)	111,476,320
U.S. Equity	1,348,422	3,336	(77,206)	1,274,552	60,942	-	766,264	23,107,624
					$19,379,230	$62,607,139	$46,437,398	$2,529,505,128

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Lifestyle Moderate PS Series
Bond	14,722,667	756,942	(1,442,917)	14,036,692	$1,483,855	-	$348,634	$192,021,947
Strategic Equity Allocation	7,761,149	762,061	(555,217)	7,967,993	521,916	$4,903,330	1,141,263	123,503,894
					$2,005,771	$4,903,330	$1,489,897	$315,525,841

Direct placement securities. The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at September 30, 2015.

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio's net assets		Value as of 9-30-15
Alpha Opportunities Trust	Birst, Inc., Series F	3/3/2015	$269,102	-	46,072	0.0%	*	$269,102
	Bought: 46,072 shares
Alpha Opportunities Trust	Cloudera, Inc., Series F	2/5/2014	$229,626	15,771	15,771	0.1%		$471,868
Alpha Opportunities Trust	DocuSign, Inc., Series B	2/28/2014	$11,360	865	865	0.0%	*	$16,516
Alpha Opportunities Trust	DocuSign, Inc., Series B1	3/3/2014	$3,401	259	259	0.0%	*	$4,945
Alpha Opportunities Trust	DocuSign, Inc., Series D	3/3/2014	$8,155	621	621	0.0%	*	$11,857
Alpha Opportunities Trust	DocuSign, Inc., Series E	3/3/2014	$211,051	16,071	16,071	0.0%	*	$306,845
Alpha Opportunities Trust	DocuSign, Inc., Series F	4/30/2015	$40,229	-	2,107	0.0%	*	$40,229
	Bought: 2,107 shares
Alpha Opportunities Trust	DraftKings, Inc.	12/4/2014	$135,907	75,450	75,450	0.1%		$538,713
Alpha Opportunities Trust	Dropbox, Inc., Series C	1/28/2014	$208,108	10,895	10,895	0.0%	*	$170,943
Alpha Opportunities Trust	Essence Group Holdings Corp.	5/1/2014	$321,999	203,629	203,629	0.1%		$390,968
Alpha Opportunities Trust	Forward Venture	11/20/2014	$446,608	14,346	14,346	0.1%		$578,718
Alpha Opportunities Trust	Jand, Inc., Class A	4/23/2015	$40,141	-	3,495	0.0%	*	$40,141
	Bought: 3,495 shares
Alpha Opportunities Trust	Jand, Inc., Series D	4/23/2015	$89,643	-	7,805	0.0%	*	$89,643
	Bought: 7,805 shares
Alpha Opportunities Trust	Lithium Technology Corp.	8/18/2014	$578,207	85,197	118,631	0.1%		$588,410
	Bought: 33,434 shares
Alpha Opportunities Trust	Lookout, Inc., Series F	7/31/2014	$287,565	25,174	25,174	0.0%	*	$219,517
Alpha Opportunities Trust	MarkLogic Corp., Series F	4/27/2015	$358,170	-	30,839	0.1%		$358,170
	Bought: 30,839 shares
Alpha Opportunities Trust	Nutanix, Inc.	8/25/2014	$430,389	32,127	32,127	0.1%		$603,666
Alpha Opportunities Trust	Pinterest, Inc., Series G	3/16/2015	$1,163,695	-	32,419	0.2%		$1,163,695
	Bought: 32,419 shares
Alpha Opportunities Trust	Pure Storage, Inc., Series F	4/16/2014	$985,385	62,660	62,660	0.1%		$958,698
Alpha Opportunities Trust	Redfin Corp.	12/15/2014	$257,887	78,202	78,202	0.0%	*	$257,887
Alpha Opportunities Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	$103,927	3,841	3,841	0.0%	*	$161,399
Alpha Opportunities Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	$242,515	8,963	8,963	0.1%		$376,625
Alpha Opportunities Trust	Uber Technologies, Inc.	6/5/2014	$2,206,328	142,224	142,224	0.8%		$5,164,153
Alpha Opportunities Trust	Veracode, Inc.	8/26/2014	$345,534	18,712	18,712	0.1%		$532,731
Alpha Opportunities Trust	WeWork Companies, Inc., Class A	12/8/2014	$42,527	2,554	2,554	0.0%	*	$76,569
Alpha Opportunities Trust	WeWork Companies, Inc., Series D1	12/8/2014	$211,370	12,694	12,694	0.1%		$380,566
Alpha Opportunities Trust	WeWork Companies, Inc., Series D2	12/8/2014	$166,079	9,974	9,974	0.0%	*	$299,021
Alpha Opportunities Trust	Zuora, Inc., Series F	1/15/2015	$379,546	-	99,899	0.1%		$379,546
	Bought: 99,899 shares
								$14,451,141

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio's net assets		Value as of 9-30-15
Equity Income Trust	Dell, Inc.	10/12/2012	$14,465,855	1,271,400	1,271,400	1.2%		$19,534,205

Financial Industries Trust	SKBHC Holdings LLC	11/8/2010	$2,579,439	516	516	2.3%		$3,706,169

Health Sciences Trust	Acerta Pharma BV, Series B	5/12/2015	$546,687	-	47,538	0.2%		$546,687
	Bought: 47,538 shares
Health Sciences Trust	Advanced Accelerator Applications SA	6/12/2015	$217,177	-	31,595	0.1%		$215,356
	Bought: 31,595 shares
Health Sciences Trust	Avexis, Inc., Class D	9/3/2015	$212,686	-	7,334	0.1%		$212,686
	Bought: 7,334 shares
Health Sciences Trust	Beigene, Ltd., Series A	4/21/2015	$109,312	-	93,429	0.0%	*	$109,312
	Bought: 93,429 shares
Health Sciences Trust	Corvus Pharmaceuticals	9/16/2015	$106,504	-	7,602	0.0%	*	$106,504
	Bought: 7,602 shares
Health Sciences Trust	Doximity, Inc.	4/10/2014	$152,390	31,611	31,611	0.0%	*	$152,390
Health Sciences Trust	Editas Medicine, Inc.	8/4/2015	$107,042	-	23,787	0.0%	*	$107,042
	Bought: 23,787 shares
Health Sciences Trust	Jand, Inc., Class A	4/23/2015	$170,752	-	14,867	0.0%	*	$170,752
	Bought: 14,867 shares
Health Sciences Trust	Jand, Inc., Series D	4/23/2015	$381,289	-	33,198	0.1%		$381,289
	Bought: 33,198 shares
Health Sciences Trust	Novocure, Ltd., Series J	6/1/2015	$497,034	-	3,603	0.2%		$527,299
	Bought: 3,603 shares
Health Sciences Trust	Ovid Therapeutics, Inc., Series B	8/10/2015	$85,638	-	13,746	0.0%	*	$85,638
	Bought: 13,746 shares
Health Sciences Trust	RPI International Holdings LP	5/21/2015	$360,302	-	3,056	0.1%		$360,309
	Bought: 3,056 shares
								$2,975,264

Mid Cap Stock Trust	Birst, Inc., Series F	3/3/2015	$1,916,989	-	328,201	0.3%		$1,916,989
	Bought: 328,201 shares
Mid Cap Stock Trust	DocuSign, Inc., Series B	2/28/2014	$81,224	6,185	6,185	0.0%	*	$118,091
Mid Cap Stock Trust	DocuSign, Inc., Series B1	3/3/2014	$24,334	1,853	1,853	0.0%	*	$35,380
Mid Cap Stock Trust	DocuSign, Inc., Series D	3/3/2014	$58,374	4,445	4,445	0.0%	*	$84,869
Mid Cap Stock Trust	DocuSign, Inc., Series E	2/28/2014	$1,509,583	114,951	114,951	0.3%		$2,194,771
Mid Cap Stock Trust	DocuSign, Inc., Series F	4/30/2015	$291,895	-	15,288	0.0%	*	$291,895
	Bought: 15,288 shares
Mid Cap Stock Trust	DraftKings, Inc.	12/4/2014	$975,827	541,740	541,740	0.5%		$3,868,024
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	$2,308,001	1,459,559	1,459,559	0.4%		$2,802,353
Mid Cap Stock Trust	Forward Venture	11/20/2014	$3,219,745	103,425	103,425	0.6%		$4,172,165
Mid Cap Stock Trust	Jand, Inc., Class A	4/23/2015		-	25,303	0.0%	*	$290,613
	Bought: 25,303 shares
Mid Cap Stock Trust	Jand, Inc., Series D	4/23/2015		-	56,502	0.1%		$648,942
	Bought: 56,502 shares
Mid Cap Stock Trust	Lithium Technology Corp.	8/18/2014	$4,115,796	631,698	844,439	0.6%		$4,188,417
	Bought: 212,741 shares
Mid Cap Stock Trust	Lookout, Inc., Series F	7/31/2014	$2,122,743	185,829	185,829	0.2%		$1,620,429
Mid Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	$2,580,629	-	222,196	0.3%		$2,580,629
	Bought: 222,196 shares

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio's net assets		Value as of 9-30-15
Mid Cap Stock Trust	Nutanix, Inc.	8/25/2014	$1,985,629	148,220	148,220	0.4%		$2,785,054
Mid Cap Stock Trust	One Kings Lane, Inc.	1/28/2014	$4,666,633	302,694	302,694	0.6%		$4,255,878
Mid Cap Stock Trust	Pinterest, Inc., Series G	3/16/2015	$2,096,941	-	58,418	0.3%		$2,096,941
	Bought: 58,418 shares
Mid Cap Stock Trust	Pure Storage, Inc., Series F	4/16/2014	$3,324,267	211,388	211,388	0.4%		$3,234,236
Mid Cap Stock Trust	Redfin Corp.	12/15/2014	$1,825,650	553,613	553,613	0.2%		$1,825,650
Mid Cap Stock Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	$772,269	28,542	28,542	0.2%		$1,199,335
Mid Cap Stock Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	$1,801,962	66,598	66,598	0.4%		$2,798,448
Mid Cap Stock Trust	Uber Technologies, Inc.	6/5/2014	$9,067,440	584,504	584,504	2.9%		$21,223,340
Mid Cap Stock Trust	Veracode, Inc.	8/26/2014	$2,528,610	136,934	136,934	0.5%		$3,898,511
Mid Cap Stock Trust	WeWork Companies, Inc., Class A	12/8/2014	$303,018	18,198	18,198	0.1%		$545,576
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1	12/8/2014	$1,506,031	90,446	90,446	0.4%		$2,711,571
Mid Cap Stock Trust	WeWork Companies, Inc., Series D2	12/8/2014	$1,183,315	71,065	71,065	0.3%		$2,130,529
Mid Cap Stock Trust	Zuora, Inc., Series F	1/15/2015	$2,719,296	-	715,736	0.4%		$2,719,296
	Bought: 715,736 shares
								$76,237,932

Science & Technology Trust	Airbnb, Inc., Series E	7/14/2015	$802,846	-	8,624	0.2%		$802,846
	Bought: 8,624 shares
Science & Technology Trust	Atlassian, Inc.	4/9/2014	$44,336	2,771	2,771	0.0%	*	$53,813
Science & Technology Trust	Atlassian, Inc., Class A	4/9/2014	$30,544	1,909	1,909	0.0%	*	$37,073
Science & Technology Trust	Atlassian, Inc., Class A Ordinary	4/9/2014	$159,488	9,968	9,968	0.0%	*	$193,579
Science & Technology Trust	Atlassian, Inc., Series 1	4/9/2014	$77,824	4,864	4,864	0.0%	*	$94,459
Science & Technology Trust	Atlassian, Inc., Series 2	4/9/2014	$208,352	13,022	13,022	0.1%		$252,887
Science & Technology Trust	Atlassian, Inc., Series A	4/9/2014	$154,080	9,630	9,630	0.0%	*	$187,015
Science & Technology Trust	Cloudera, Inc., Series F	2/5/2014	$309,065	21,227	21,227	0.1%		$635,112
Science & Technology Trust	Dell, Inc.	11/19/2012	$5,294,726	458,900	458,900	1.6%		$7,050,690
Science & Technology Trust	Dropbox, Inc., Class B	5/2/2012	$67,334	7,441	7,441	0.0%	*	$116,749
Science & Technology Trust	Dropbox, Inc., Series A	5/2/2012	$83,623	9,241	9,241	0.0%	*	$144,991
Science & Technology Trust	Dropbox, Inc., Series A1	5/2/2012	$805,424	89,006	89,006	0.3%		$1,396,504
Science & Technology Trust	Flipkart Limited	3/19/2015	$55,860	-	490	0.0%	*	$69,698
	Bought: 490 shares
Science & Technology Trust	Flipkart Limited, Series A	3/19/2015	$19,152	-	168	0.0%	*	$23,896
	Bought: 168 shares
Science & Technology Trust	Flipkart Limited, Series C	3/19/2015	$33,630	-	295	0.0%	*	$41,961
	Bought: 295 shares
Science & Technology Trust	Flipkart Limited, Series E	3/19/2015	$62,586	-	549	0.0%	*	$78,090
	Bought: 549 shares
Science & Technology Trust	Flipkart Limited, Series G	12/17/2014	$377,484	3,152	3,152	0.1%		$448,340
								$11,627,703

Small Cap Growth Trust	Cloudera, Inc., Series F	2/5/2014	$1,153,560	79,228	79,228	0.5%		$2,370,502
Small Cap Growth Trust	DocuSign, Inc., Series B	2/28/2014	$38,557	2,936	2,936	0.0%	*	$56,057
Small Cap Growth Trust	DocuSign, Inc., Series B1	3/3/2014	$11,557	880	880	0.0%	*	$16,802
Small Cap Growth Trust	DocuSign, Inc., Series D	3/3/2014	$27,709	2,110	2,110	0.0%	*	$40,286
Small Cap Growth Trust	DocuSign, Inc., Series E	3/3/2014	$716,674	54,573	54,573	0.2%		$1,041,968
Small Cap Growth Trust	DocuSign, Inc., Series F	4/30/2015	$156,793	-	8,212	0.0%	*	$156,793
	Bought: 8,212 shares

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio's net assets		Value as of 9-30-15
Small Cap Growth Trust	DraftKings, Inc.	7/17/2015	$20,671	-	3,838	0.0%	*	$27,403
	Bought: 3,838 shares
Small Cap Growth Trust	DraftKings, Inc., Series D	7/13/2015	$523,372	-	96,835	0.2%		$691,402
	Bought: 96,835 shares
Small Cap Growth Trust	DraftKings, Inc., Series D1	8/11/2015	$690,722	-	90,109	0.2%		$690,722
	Bought: 90,109 shares
Small Cap Growth Trust	MarkLogic Corp., Series F	4/27/2015	$1,781,885	-	153,423	0.4%		$1,781,885
	Bought: 153,423 shares
Small Cap Growth Trust	Nutanix, Inc.	8/25/2014	$1,165,629	87,010	87,010	0.4%		$1,634,918
Small Cap Growth Trust	Pure Storage, Inc., Series F	4/16/2014	$1,398,378	88,922	88,922	0.3%		$1,360,507
Small Cap Growth Trust	Telogis, Inc. (Common Stock)	9/27/2013	$938,340	473,646	473,646	0.2%		$1,027,812
Small Cap Growth Trust	Telogis, Inc. (Preferred Stock)	9/27/2013	$1,419,833	645,027	645,027	0.4%		$1,812,526
Small Cap Growth Trust	The Honest Company, Inc.	8/3/2015	$1,233,280	-	26,954	0.3%		$1,132,607
	Bought: 26,954 shares
Small Cap Growth Trust	Veracode, Inc.	8/26/2014	$1,211,529	65,609	65,609	0.4%		$1,867,888
Small Cap Growth Trust	Zuora, Inc., Series F	1/15/2015	$1,533,808	-	403,708	0.3%		$1,533,808
	Bought: 403,708 shares
								$17,243,886
* Less than 0.05%

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 13, 2015

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 13, 2015